     As filed with the Securities and Exchange Commission on April 27, 2004


                                                      1933 Act Reg. No. 33-39519
                                                      1940 Act Reg. No. 811-5686

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      X
                                                                            ---

         Pre-Effective Amendment No.
                                    -----


         Post-Effective Amendment No. 26                                     X
                                     -----                                  ---


                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                               X
                                                                            ---


         Amendment No.  30                                                   X
                       -----                                                ---


                        (Check appropriate box or boxes.)

                         AIM INVESTMENT SECURITIES FUNDS
               --------------------------------------------------
               (Exact name of Registrant as Specified in Charter)

                 11 Greenway Plaza, Suite 100, Houston, TX 77046
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code (713) 626-1919
                                                           --------------

                                Robert H. Graham
                 11 Greenway Plaza, Suite 100, Houston, TX 77046
                 -----------------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:

         Stephen Rimes, Esquire                       Martha J. Hays, Esquire
         A I M Advisors, Inc.                         Ballard Spahr Andrews & Ingersoll, LLP
         11 Greenway Plaza, Suite 100                 1735 Market Street, 51st Floor
         Houston, Texas 77046                         Philadelphia, Pennsylvania 19103-7599


It is proposed that this filing will become effective (check appropriate box)

                  immediately upon filing pursuant to paragraph (b)
        ---


         X        on April 30, 2004 pursuant to paragraph (b)
        ---


                  60 days after filing pursuant to paragraph (a)(i)
        ---


                  on (date) pursuant to paragraph (a)(i)
        ---


                  75 days after filing pursuant to paragraph a(ii)
        ---

                  on (date) pursuant to paragraph (a)(ii) of rule 485.
        ---

If appropriate, check the following box:

                  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
        ---

                                                            AIM REAL ESTATE FUND

                                                                     PROSPECTUS
                                                                 April 30, 2004

AIM Real Estate Fund seeks to achieve high total return.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B, C, R and Investor Class shares of the funds. Please read it before investing and keep it for future reference.

Investor Class shares offered by this prospectus are offered only to grandfathered investors. Please see the section of the prospectus entitled "Purchasing Shares -- Grandfathered Investors."

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

Investments in the fund:
- are not FDIC insured;
- may lose value; and
- are not guaranteed by a bank.

                              --------------------
                              AIM REAL ESTATE FUND
                              --------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisors                                         5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
------------------------------------------------------
Sales Charges                                        5

Dividends and Distributions                          5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Tools Used to Combat Excessive Short-Term
  Trading Activity                                 A-4

Purchasing Shares                                  A-5

Redeeming Shares                                   A-6

Exchanging Shares                                 A-10

Pricing of Shares                                 A-12

Taxes                                             A-13

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                              --------------------
                              AIM REAL ESTATE FUND
                              --------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve high total return. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies. In complying with this 80% investment requirement, the fund may invest in debt and equity securities, including convertible securities, and its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include equity real estate investment trusts (REITs) that own property and mortgage REITs that make short-term construction and development mortgage loans or that invest in long-term mortgages or mortgage pools, or companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

    The fund may invest in equity, debt or convertible securities of companies unrelated to the real estate industry that the portfolio managers believe are undervalued and have potential for growth of capital. The fund will limit its investment in debt securities to those that are investment-grade or deemed by the fund's portfolio manager to be of comparable quality. The fund may invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers utilize fundamental real estate analysis and quantitative securities analysis to select investments for the fund, including analyzing a company's management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company's properties and calculating expected returns, among other things. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents, or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. The issuer of a debt security may default or otherwise be unable to honor a financial obligation.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    The fund could conceivably hold real estate directly if a company defaults on debt securities the fund owns. In that event, an investment in the fund may have additional risks relating to direct ownership in real estate, including difficulties in valuing and trading real estate, declines in value of the properties, risks relating to general and local economic conditions, changes in the climate for real estate, increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations and increases in interest rates.

    The value of the fund's investment in REITs is affected by the factors listed above, as well as the management skill of the persons managing the REIT. Since REITs have expenses of their own, you will bear a proportionate share of those expenses in addition to those of the fund. Because the fund focuses its investments in REITs and other companies related to the real estate industry, the value of your shares may rise and fall more than the value of shares of a fund that invests in a broader range of companies.

    The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly increase the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                              --------------------
                              AIM REAL ESTATE FUND
                              --------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class C shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1996...................................................................    36.44%
1997...................................................................    18.88%
1998...................................................................   -23.16%
1999...................................................................    -3.54%
2000...................................................................    28.25%
2001...................................................................     9.49%
2002...................................................................     8.06%
2003...................................................................    38.33%




    The Class C shares' year-to-date total return as of March 31, 2004 was 12.26%.



    During the period shown in the bar chart, the highest quarterly return was 19.39% (quarter ended December 31, 1996) and the lowest quarterly return was -15.54% (quarter ended September 30, 1998).

                              --------------------
                              AIM REAL ESTATE FUND
                              --------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.



AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------------
(for the periods ended                                  SINCE        INCEPTION
December 31, 2003)                1 YEAR     5 YEARS   INCEPTION        DATE
----------------------------------------------------------------------------------------
Class A                                                                  12/31/96
  Return Before Taxes               32.63%    14.81%      9.19%
  Return After Taxes on
    Distributions                   31.34     13.18       7.35
  Return After Taxes on
    Distributions and Sale of
    Fund Shares                     21.09     11.82       6.72
Class B                                                                  03/03/98
  Return Before Taxes               33.33     14.93       8.27
Class C                                                                  05/01/95
  Return Before Taxes               37.33     15.16      12.40
Class R(1)                                                               12/31/96(1)
  Return Before Taxes               39.00     15.76       9.79
Investor Class(2)                   39.19     15.92       9.95           12/31/96(2)
----------------------------------------------------------------------------------------
S&P 500 Index(3)                    28.67     (0.57)     11.13(5)        04/30/95(6)
Morgan Stanley REIT Index(4)        36.74     14.12      13.53(6)        04/30/95(6)
Lipper Real Estate Fund Index(5)    37.21     13.66        N/A           04/30/95(6)
----------------------------------------------------------------------------------------



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B, C, R and Investor Class will vary.


(1) The returns shown for these periods are the restated historical performance of the fund's Class A shares at the net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to Class R shares. Class R shares would have different returns because, although the shares are invested in the same portfolio of securities, Class R has a different expense structure. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Class R shares is April 30, 2004.
(2) The returns shown for these periods are the blended returns of the historical performance of the fund's Investor Class shares since their inception and the restated historical performance of the fund's Class A shares (for the periods prior to the inception of the Investor Class shares) at net asset value and reflect the higher Rule 12b-1 fees applicable to Class A shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Investor Class shares is September 30, 2003.

(3) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Morgan Stanley REIT Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Real Estate Fund Index (which may or may not include the fund) is included for comparison to a peer group.

(4) The Morgan Stanley REIT Index is a total-return index comprised of the most actively traded real estate investment trusts and is designed to be a measure of real estate equity performance.
(5) The Lipper Real Estate Fund Index is an equally weighted representation of the 30 largest funds within the Lipper Real Estate category.
(6) The average annual total return given is since the month end closest to the inception date of the class with the longest performance history.

                              --------------------
                              AIM REAL ESTATE FUND
                              --------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
------------------------------------------------------------------------------------------
(fees paid directly from                                                         INVESTOR
your investment)                     CLASS A    CLASS B    CLASS C    CLASS R    CLASS
------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases
(as a percentage of
offering price)                       4.75%       None       None       None       None

Maximum Deferred
Sales Charge (Load)
(as a percentage of original
purchase price or redemption
proceeds, whichever is less)           None(1,2)  5.00%     1.00%       None(3)    None
------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(4)
-------------------------------------------------------------------------------------------
(expenses that are deducted                                                        INVESTOR
from fund assets)                          CLASS A   CLASS B   CLASS C   CLASS R   CLASS
-------------------------------------------------------------------------------------------
Management Fees                              0.90%     0.90%     0.90%     0.90%     0.90%

Distribution and/or
Service (12b-1) Fees                         0.35      1.00      1.00      0.50      0.25

Other Expenses(5)                            0.47      0.47      0.47      0.47      0.47

Total Annual Fund
Operating Expenses                           1.72      2.37      2.37      1.87      1.62
-------------------------------------------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.
(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) Other Expenses for Class R and Investor Class shares are based on estimated average net assets for the current fiscal year.


You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------------------------------------
Class A                                                                   $642    $  991    $1,364     $2,409
Class B                                                                    740     1,039     1,465      2,545
Class C                                                                    340       739     1,265      2,706
Class R                                                                    190       588     1,011      2,190
Investor Class                                                             165       511       881      1,922
--------------------------------------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


                                                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------------------------------------
Class A                                                                   $642     $991     $1,364     $2,409
Class B                                                                    240      739      1,265      2,545
Class C                                                                    240      739      1,265      2,706
Class R                                                                    190      588      1,011      2,190
Investor Class                                                             165      511        881      1,922
--------------------------------------------------------------------------------------------------------------

                              --------------------
                              AIM REAL ESTATE FUND
                              --------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. INVESCO Institutional (N.A.), Inc. (INVESCO Alternatives Group division) (the subadvisor) is located at Three Galleria Tower, Suite 500, 13155 Noel Road, Dallas, TX 75240. The subadvisor is responsible for the fund's day-to-day management, including the fund's investment decisions and the execution of securities transactions with respect to the fund.

    The advisor has acted as an investment advisor since its organization in 1976 and the subadvisor has acted as an investment advisor and qualified professional asset manager since 1979. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended July 31, 2003, the advisor received compensation of 0.90% of average daily net assets.

PORTFOLIO MANAGERS

The sub-advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

- Joe V. Rodriguez, Jr. (lead manager), Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the subadvisor and/or its affiliates since 1990.

- Mark Blackburn, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the subadvisor and/or its affiliates since 1998.

- James W. Trowbridge, Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the subadvisor and/or its affiliates since 1989.

They are assisted by the Real Estate Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com/teams). The website is not a part of this prospectus.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Real Estate Fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares and pays dividends, if any, quarterly.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                              --------------------
                              AIM REAL ESTATE FUND
                              --------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal years ended 2003, 2002 and 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal years was audited by other public accountants.

    As of the date of this prospectus, the fund's Class R shares had not yet commenced operations and therefore, financial information for Class R shares is not available.


                                                                                 CLASS A
                                          -------------------------------------------------------------------------------------
                                          SIX MONTHS                                        SEVEN MONTHS         YEAR ENDED
                                             ENDED            YEAR ENDED JULY 31,              ENDED            DECEMBER 31,
                                          JANUARY 31,    ------------------------------       JULY 31,       ------------------
                                             2004          2003       2002       2001           2000          1999       1998
                                          -----------    --------    -------    -------    --------------    -------    -------
Net asset value, beginning of period       $  17.50      $  15.25    $ 13.56    $ 13.04       $ 10.61        $ 11.46    $ 15.74
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.25(a)       0.45(a)    0.47(a)    0.50          0.30(a)        0.42       0.58(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)             3.19          2.24       1.68       0.54          2.38          (0.75)     (4.11)
===============================================================================================================================
    Total from investment operations           3.44          2.69       2.15       1.04          2.68          (0.33)     (3.53)
===============================================================================================================================
Less distributions:
  Dividends from net investment income        (0.28)        (0.44)     (0.46)     (0.52)        (0.25)         (0.52)     (0.50)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                        --            --         --         --            --             --      (0.25)
===============================================================================================================================
    Total distributions                       (0.28)        (0.44)     (0.46)     (0.52)        (0.25)         (0.52)     (0.75)
===============================================================================================================================
Net asset value, end of period             $  20.66      $  17.50    $ 15.25    $ 13.56       $ 13.04        $ 10.61    $ 11.46
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                               19.87%        18.12%     16.10%      8.23%        25.61%         (2.88)%   (22.54)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                 $313,619      $177,901    $86,411    $28,400       $23,187        $16,279    $20,087
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                             1.65%(c)      1.72%      1.77%      1.63%         1.62%(d)       1.61%      1.55%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                          1.65%(c)      1.72%      1.77%      1.79%         2.05%(d)       1.73%      1.71%
===============================================================================================================================
Ratio of net investment income to
  average net assets                           2.59%(c)      2.97%      3.25%      3.88%         4.49%(d)       3.70%      4.37%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(e)                       13%           87%        77%        85%           39%            52%        69%
_______________________________________________________________________________________________________________________________
===============================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.


(c) Ratios are annualized and based on average daily net assets of $230,400,839.


(d) Annualized.


(e) Not annualized for periods less than one year.

                              --------------------
                              AIM REAL ESTATE FUND
                              --------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------





                                                                            CLASS B
                               --------------------------------------------------------------------------------------------------
                                                                                                                    MARCH 3, 1998
                               SIX MONTHS                                          SEVEN MONTHS                      (DATE SALES
                                  ENDED            YEAR ENDED JULY 31,                ENDED           YEAR ENDED    COMMENCED) TO
                               JANUARY 31,   --------------------------------        JULY 31,        DECEMBER 31,   DECEMBER 31,
                                  2004         2003        2002        2001            2000              1999           1998
                               -----------   --------     -------     -------     --------------     ------------   -------------
Net asset value, beginning of
  period                        $  17.55     $  15.29     $ 13.59     $ 13.07        $ 10.64            $11.48         $15.34
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income             0.19(a)      0.36(a)     0.38(a)     0.41           0.25(a)           0.32           0.37(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                 3.20         2.24        1.68        0.53           2.39             (0.72)         (3.58)
=================================================================================================================================
    Total from investment
      operations                    3.39         2.60        2.06        0.94           2.64             (0.40)         (3.21)
=================================================================================================================================
Dividends from net investment
  income                           (0.21)       (0.34)      (0.36)      (0.42)         (0.21)            (0.44)         (0.40)
=================================================================================================================================
Less distributions:
  Dividends from net
    investment income              (0.21)       (0.34)      (0.36)      (0.42)         (0.21)            (0.44)         (0.40)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net
    realized gains                    --           --          --          --             --                --          (0.25)
=================================================================================================================================
    Total distributions            (0.21)       (0.34)      (0.36)      (0.42)         (0.21)            (0.44)         (0.65)
=================================================================================================================================
Net asset value, end of
  period                        $  20.73     $  17.55     $ 15.29     $ 13.59        $ 13.07            $10.64         $11.48
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                    19.43%       17.37%      15.40%       7.42%         25.08%            (3.53)%       (21.02)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                $166,646     $123,093     $69,557     $16,917        $12,722            $9,839         $6,901
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers                  2.30%(c)     2.37%       2.41%       2.36%          2.37%(d)          2.35%          2.31%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers               2.30%(c)     2.37%       2.41%       2.43%          2.70%(d)          2.37%          2.35%(d)
=================================================================================================================================
Ratio of net investment
  income to average net
  assets                            1.94%(c)     2.32%       2.61%       3.15%          3.73%(d)          2.96%          3.62%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)            13%          87%         77%         85%            39%               52%            69%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.


(c) Ratios are annualized and based on average daily net assets of $141,865,770.


(d) Annualized.


(e) Not annualized for periods less than one year.

                              --------------------
                              AIM REAL ESTATE FUND
                              --------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------




                                                                                 CLASS C
                                        -----------------------------------------------------------------------------------------
                                        SIX MONTHS                                             SEVEN MONTHS        YEAR ENDED
                                          ENDED                 YEAR ENDED JULY 31,              ENDED            DECEMBER 31,
                                        JANUARY 31,     -----------------------------------    JULY 31,        ------------------
                                          2004           2003          2002          2001        2000           1999       1998
                                        ------------    -------       -------       -------    ------------    -------    -------
Net asset value, beginning of period      $ 17.52       $ 15.26       $ 13.57       $ 13.05      $ 10.62       $ 11.46    $ 15.74
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                      0.19(a)       0.36(a)       0.38(a)       0.41         0.25(a)       0.33(a)    0.50(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)           3.19          2.24          1.67          0.53         2.39         (0.73)     (4.13)
=================================================================================================================================
    Total from investment operations         3.38          2.60          2.05          0.94         2.64         (0.40)     (3.63)
=================================================================================================================================
Less distributions:
  Dividends from net investment income      (0.21)        (0.34)        (0.36)        (0.42)       (0.21)        (0.44)     (0.40)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                      --            --            --            --           --            --      (0.25)
=================================================================================================================================
    Total distributions                     (0.21)        (0.34)        (0.36)        (0.42)       (0.21)        (0.44)     (0.65)
=================================================================================================================================
Net asset value, end of period            $ 20.69       $ 17.52       $ 15.26       $ 13.57      $ 13.05       $ 10.62    $ 11.46
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                             19.41%        17.41%        15.35%         7.43%       25.13%        (3.54)%   (23.16)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $95,791       $64,648       $37,733       $22,722      $20,306       $19,992    $32,921
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                           2.30%(c)      2.37%(c)      2.41%         2.36%        2.37%(d)      2.35%      2.31%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                        2.30%(c)      2.37%(c)      2.41%         2.43%        2.70%(d)      2.37%      2.37%
=================================================================================================================================
Ratio of net investment income to
  average net assets                         1.94%(c)      2.32%(c)      2.61%         3.15%        3.73%(d)      2.96%      3.62%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                     13%           87%           77%           85%          39%           52%        69%
_________________________________________________________________________________________________________________________________
=================================================================================================================================


(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.

(c) Ratios are based on average daily net assets of $77,425,325.

(d) Annualized.
(e) Not annualized for periods less than one year.

                              --------------------
                              AIM REAL ESTATE FUND
                              --------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                              INVESTOR CLASS
                                                              --------------
                                                              SEPTEMBER 30,
                                                                   2003
                                                               (DATE SALES
                                                              COMMENCED) TO
                                                               JANUARY 31,
                                                                   2004
                                                              --------------
Net asset value, beginning of period                             $ 18.18
----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.18(a)
----------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)            2.48
============================================================================
    Total from investment operations                                2.66
============================================================================
Less dividends from net investment income                          (0.18)
============================================================================
Net asset value, end of period                                   $ 20.66
____________________________________________________________________________
============================================================================
Total return(b)                                                    14.69%
____________________________________________________________________________
============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $28,623
____________________________________________________________________________
============================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  1.55%(c)
----------------------------------------------------------------------------
  Without fee waivers                                               1.55%(c)
============================================================================
Ratio of net investment income to average net assets                2.69%(c)
____________________________________________________________________________
============================================================================
Portfolio turnover rate(d)                                            13%
____________________________________________________________________________
============================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.


(c) Ratios are annualized and based on average daily net assets of $20,988,865.


(d) Not annualized for periods less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM funds). The following information is about all the AIM funds.

CHOOSING A SHARE CLASS

Many of the AIM funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)           CLASS A3             CLASS B(4)           CLASS C              CLASS R              INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial sales   - No initial sales   - No initial sales   - No initial sales   - No initial sales
  charge               charge               charge               charge               charge               charge

- Reduced or waived  - No contingent      - Contingent         - Contingent         - Generally, no      - No contingent
  initial sales        deferred sales       deferred sales       deferred sales       contingent           deferred sales
  charge for           charge               charge on            charge on            deferred sales       charge
  certain                                   redemptions          redemptions          charge(2)
  purchases(2,3)                            within six years     within one
                                                                 year(6)

- Generally, lower   - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of
  distribution and     0.35%                1.00%                1.00%                0.50%                0.25%(7)
  service (12b-1)
  fee than Class B,
  Class C or Class
  R shares (See
  "Fee Table and
  Expense Example")

                     - Does not convert   - Converts to Class  - Does not convert   - Does not convert   - Does not convert
                       to Class A shares    A shares at the      to Class A shares    to Class A shares    to Class A shares
                                            end of the month
                                            which is eight
                                            years after the
                                            date on which
                                            shares were
                                            purchased along
                                            with a pro rata
                                            portion of its
                                            reinvested
                                            dividends and
                                            distributions(5)

- Generally more     - Generally more     - Purchase orders    - Generally more     - Generally, only    - Closed to new
  appropriate for      appropriate for      limited to           appropriate for      available to the     investors, except
  long-term            short- term          amounts less than    short- term          following types      as described in
  investors            investors            $100,000             investors            of retirement        the "Purchasing
                                                                                      plans: (i) all       Shares -- Grandfathered
                                                                                      section 401 and      Investors"
                                                                                      457 plans, (ii)      section of your
                                                                                      section 403 plans    prospectus
                                                                                      sponsored by
                                                                                      section 501(c)(3)
                                                                                      organizations,
                                                                                      and (iii) IRA
                                                                                      rollovers from
                                                                                      such plans if an
                                                                                      AIM fund was
                                                                                      offered
----------------------------------------------------------------------------------------------------------------------------


Certain AIM funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(5) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Equity Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Investor Class shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund and AIM Tax-Exempt Cash Fund with respect to their Investor Class shares) has adopted 12b-1 plans that allow the AIM fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM funds (except AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM fund is classified.

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION(1)                           OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

AIM SHORT TERM BOND FUND INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      2.50%          2.56%
                 $100,000 but less than $  250,000      2.00           2.04
                 $250,000 but less than $  500,000      1.50           1.52
                 $500,000 but less than $1,000,000      1.25           1.27
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

       You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

       You will not pay an initial sales charge or a CDSC on Investor Class shares of any AIM fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II AIM funds and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

       If you currently own Class A shares of a Category I, II or III AIM fund or AIM Short Term Bond Fund and make additional purchases (through October 30, 2002 for Category III AIM funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II AIM fund and AIM Short Term Bond Fund shares, and a 12-month, 0.25% CDSC for Category III AIM fund shares). The CDSC for Category III AIM fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

       Some retirement plans can purchase Class A shares at their net asset value per share. If the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

       You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

       The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

       Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any AIM or INVESCO fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of an AIM or INVESCO fund with AIM and/or INVESCO fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM and/or INVESCO funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM and INVESCO funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM or INVESCO fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TOOLS USED TO COMBAT EXCESSIVE SHORT-TERM TRADING ACTIVITY

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time. A I M Advisors, Inc. and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds within The AIM Family of Funds(R) and the INVESCO family of funds (together, the "funds"):

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of shareholders.

       The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money Fund) per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.

       The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of certain funds within 30 days of purchase. The AIM Affiliates expect to charge the redemption fee on other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. See "Redeeming Shares -- Redemption Fee" for more information.

       The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee. These are two reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

FAIR VALUE PRICING

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the fund's net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Directors or Trustees of the fund. See "Pricing of Shares -- Determination of Net Asset Value" for more information.

       Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, if cannot eliminate the possibility of excessive short-term trading.
                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for AIM fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per AIM fund investment for          $50
403 and                                                                salary deferrals from Employer-
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Sponsored Retirement Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            50

All other accounts                                             1,000                                            50
-------------------------------------------------------------------------------------------------------------------------


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries;
(3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) AIM and INVESCO fund trustees and directors, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM funds by authorizing the AIM fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM or INVESCO fund account to one or more other AIM or INVESCO fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM or INVESCO fund is $50.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM or INVESCO fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM or INVESCO fund. You may invest your dividends and distributions (1) into another AIM or INVESCO fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

       You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM fund:

(1) Your account balance (a) in the AIM or INVESCO fund paying the dividend must be at least $5,000; and (b) in the AIM or INVESCO fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM or INVESCO fund.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM and INVESCO fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM and INVESCO funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM or INVESCO funds for shares of the same class of one or more other AIM or INVESCO funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS
Shares of most of the AIM funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on total redemption proceeds) if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of the following funds (either by selling or

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

exchanging to another AIM fund or INVESCO fund) within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Emerging Growth Fund
AIM European Small Company    AIM International Growth Fund
Fund                          AIM Trimark Fund
AIM Global Aggressive Growth  INVESCO International Core Equity Fund
Fund                          INVESCO S&P 500 Index Fund
AIM Global Growth Fund
AIM Global Equity Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

       The 2% redemption fee will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the funds;

(5) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(6) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(7) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Shares for INVESCO S&P 500 Index
Fund). AIM expects to charge the redemption fee on all other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. In addition, AIM intends to develop a plan to encourage brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to the terms above to modify computer programs to impose the redemption fee or to develop alternate processes to monitor and restrict short-term trading activity in the funds. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited. These are reasons why the redemption fees cannot eliminate the possibility of excessive short-term trading activity.

       The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.

       Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III AIM fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund or AIM Short Term Bond       within 18 months of initial
                                    Fund                                 purchase of Category I or II
                                  - Class A shares of Category III       Fund or AIM Short Term Bond
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund or AIM Short Term      II Fund or AIM Short Term Bond       within 18 months of initial
  Bond Fund                         Fund                                 purchase of Category I or II
                                  - Class A shares of Category III       Fund or AIM Short Term Bond
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund or AIM Short Term Bond       within 18 months of initial
                                    Fund                                 purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund or AIM Short     or II Fund or AIM Short Term       within 18 months of initial
  Term Bond Fund                Bond Fund                          purchase of Category I or II
                              - Class A shares of Category III     Fund or AIM Short Term Bond
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund or AIM Short Term       within 18 months of initial
                                Bond Fund                          purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line at 1-800-246-5463.
                                   You will be allowed to redeem by telephone
                                   if (1) the proceeds are to be mailed to the
                                   address on record (if there has been no
                                   change communicated to us within the last 30
                                   days) or transferred electronically to a
                                   pre-authorized checking account; (2) you do
                                   not hold physical share certificates; (3)
                                   you can provide proper identification
                                   information; (4) the proceeds of the
                                   redemption do not exceed $250,000; and (5)
                                   you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $100. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK

(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund, Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and Investor Class shares), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM fund or AIM Short Term Bond Fund at net asset value in an identically registered account.

       You may, within 120 days after you sell some but not all of your Class A shares of a Category III AIM fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III AIM fund at net asset value in an identically registered account.

       The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

       If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II AIM fund or AIM Short Term Bond Fund.

       If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

       You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS IN KIND

       Although the AIM funds and the INVESCO funds generally intend to pay redemption proceeds solely in cash, the AIM funds and the INVESCO funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

       If an AIM fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM fund for those of another AIM or INVESCO fund. Before requesting an exchange, review the prospectus of the AIM or INVESCO fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

       You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM or INVESCO fund.

You may also exchange:

(1) Class A shares of an AIM or INVESCO fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund for Class A3 shares of an AIM fund;

(3) Class A3 shares of an AIM fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund;

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM fund;

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

    February 17, 2003, and AIM Tax-Exempt Cash Fund) or INVESCO fund;

(7) Investor Class shares of an AIM or INVESCO fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund or Class A3 shares of an AIM fund; or

(8) Class A or A3 shares of an AIM or INVESCO fund for Investor Class shares of any AIM or INVESCO fund as long as you are eligible to purchase Investor Class shares of any AIM or INVESCO fund at the time of exchange.

       You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

        (a) Class A shares of another AIM or INVESCO fund;

        (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

        (b) Class A shares of another AIM or INVESCO Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

        (a) Class A shares of an AIM or INVESCO fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund for Class A shares of a Category III AIM fund after February 16, 2003; or

(2) Class A shares of a Category III AIM fund for Class A shares of another Category III AIM fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III AIM funds purchased at net asset value for Class A shares of a Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of a Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM or INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or
MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund or for Class A shares of any AIM or INVESCO fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II AIM fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II AIM fund or AIM Short Term Bond Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM or INVESCO fund into which you are exchanging;

- Shares of the AIM or INVESCO fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM or INVESCO fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM or INVESCO funds or the distributor may modify or terminate this privilege at any time. The AIM or INVESCO fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM or INVESCO funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM AND INVESCO FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM OR INVESCO FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM fund's shares is the fund's net asset value per share. The AIM funds value portfolio securities for which market quotations are readily available at market value. The AIM funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

       The AIM funds value all other securities and assets at their fair value. Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the AIM funds' shares are determined as of the close of the respective markets. Events affecting the values of such securities may occur between the times at which the particular foreign market closes and the close of the customary

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

trading session of the NYSE which would not ordinarily be reflected in the computation of the AIM fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of the effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds. Because some of the AIM funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

       Each AIM fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM fund during the prior year.

       Any long-term or short-term capital gains realized from redemptions of AIM fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM or INVESCO fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

       INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

       The foreign, state and local tax consequences of investing in AIM fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--04/04

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 4739
                       Houston, TX 77210-4739

BY TELEPHONE:          (800) 347-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You can also review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM Real Estate Fund
   SEC 1940 Act file number: 811-5686
----------------------------------------

AIMinvestments.com     REA-PRO-1

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                                                        AIM SHORT TERM BOND FUND


                                                                     PROSPECTUS
                                                                 APRIL 30, 2004

AIM Short Term Bond Fund seeks to achieve a high level of current income consistent with preservation of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, C and R shares of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

Investments in the fund:
- are not FDIC insured;
- may lose value; and
- are not guaranteed by a bank.

                            ------------------------
                            AIM SHORT TERM BOND FUND
                            ------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Return                                  2
Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fee Table                                            4
Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5
Advisor Compensation                                 5
Portfolio Managers                                   5

OTHER INFORMATION                                    5
------------------------------------------------------
Sales Charges                                        5
Dividends and Distributions                          5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1
Tools Used to Combat Excessive Short-Term
  Trading Activity                                 A-4
Purchasing Shares                                  A-5
Redeeming Shares                                   A-6
Exchanging Shares                                 A-10
Pricing of Shares                                 A-12
Taxes                                             A-13

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, sales person or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            ------------------------
                            AIM SHORT TERM BOND FUND
                            ------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve a high level of current income consistent with preservation of capital. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund will attempt to achieve its objective by investing, normally, at least 80% of its assets in a diversified portfolio of investment-grade fixed income securities. These securities may include U.S. Treasury and agency securities, mortgage-backed and asset-backed securities and corporate bonds of varying maturities. In complying with this 80% investment requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options. A fixed income security is considered investment grade if it is either rated at least investment grade by Moody's Investors Service, Inc. or Standard & Poor's (rated in the four highest ratings categories by Moody's or S&P), or the fund's portfolio managers believe it to be of comparable credit quality. Under normal market conditions the fund's effective duration and weighted average effective maturity, as estimated by the fund's portfolio managers, will be less than three years.

    The fund may invest up to 15% of its total assets in foreign securities. The fund will not invest in non-U.S. dollar denominated securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on securities that they believe have favorable prospects for a high level of current income, consistent with their concern for preservation of capital. In analyzing securities for possible investment, the portfolio managers ordinarily look for improving industry and company specific fundamentals, such as cash flow coverage, revenue growth, stable or improving credit ratings and business margin improvement, among other factors. The portfolio managers consider whether to sell a particular security when either of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Fixed income securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a fixed income security to decrease. The longer a fixed income security's duration, the more sensitive it is to this risk. The issuer of a security may default or otherwise be unable to honor a financial obligation.

    Mortgage-backed and asset-backed securities are subject to different risks from bonds and, as a result, may respond to changes in interest rates differently. If interest rates fall, people refinance or pay off their mortgages ahead of time, which may cause mortgage-backed securities to lose value. If interest rates rise, many people may refinance or prepay their mortgages at a slower-than-expected rate. This may effectively lengthen the life of mortgage-backed securities, which may cause the securities to be more sensitive to changes in interest rates.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                            ------------------------
                            AIM SHORT TERM BOND FUND
                            ------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

The following bar chart shows the performance of the fund's Class C shares. The bar chart does not reflect sales loads. If it did, the annual total return shown would be lower.


                                                                         ANNUAL
YEAR ENDED                                                               TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              ------
2003...................................................................   2.79%




    The Class C shares' year-to-date total return as of March 31, 2004 was 1.03%.



    During the period shown in the bar chart, the highest quarterly return was 1.23% (quarter ended June 30, 2003) and the lowest quarterly return was 0.21% (quarter ended September 30, 2003).

                            ------------------------
                            AIM SHORT TERM BOND FUND
                            ------------------------

PERFORMANCE TABLE



The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.



AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
(for the periods ended                                             SINCE         INCEPTION
December 31, 2003)                                     1 YEAR     INCEPTION        DATE
------------------------------------------------------------------------------------------
Class C                                                                          08/30/02
  Return Before Taxes                                    2.79%        3.17%
  Return After Taxes on Distributions                    1.86         2.19
  Return After Taxes on Distributions and Sale of
     Fund Shares                                         1.81         2.12
Class A(1)                                                                       08/30/02(1)
  Return Before Taxes                                    2.79         3.17
Class R(1)                                                                       08/30/02(1)
  Return Before Taxes                                    2.79         3.17
------------------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate Bond Index(2)             4.10         5.54(5)    08/31/02(5)
Lehman Brothers 1-3 Year Government/Credit Index(3)      2.81         3.70(5)    08/31/02(5)
Lipper Short Investment Grade Debt Fund Index(4)         2.65         3.32(5)    08/31/02(5)
------------------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class C only and after-tax returns for Class A and R will vary.


(1) The returns shown for these periods are the restated historical performance of the fund's Class C shares at the net asset value and reflect the Rule 12b-1 fees applicable to Class C shares. Class A and Class R shares would have different returns because, although the shares are invested in the same portfolio of securities, Class A and Class R have different expense structures. The inception date shown in the table is that of the fund's Class C shares. The inception date of the fund's Class A and Class R shares is April 30, 2004.


(2) The Lehman Brothers U.S. Aggregate Bond Index measures the performance of U.S. investment-grade fixed rate bonds with components for government and corporate securities, mortgage pass-throughs and asset-backed securities of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The fund has also included the Lehman Brothers 1-3 Year Government/Credit Index which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Short Investment Grade Debt Fund Index (which may or may not include the fund) has been included for comparison to a peer group.


(3) The Lehman Brothers 1-3 Year Government/Credit Index is a subset of the Lehman Brothers Government/Corporate Bond Index that only includes those securities with maturities between 1 and 3 years.


(4) The Lipper Short Investment Grade Debt Fund Index is an equally weighted representation of the 30 largest funds that make up the Lipper Short Investment Grade Debt category. These funds invest primarily in investment grade debt issues with dollar-weighted average maturities of less than three years.


(5) The average annual total return given is since the month end closest to the inception date of each class.

                            ------------------------
                            AIM SHORT TERM BOND FUND
                            ------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER FEES
----------------------------------------------------------------------------------------------
(fees paid directly from
your investment)                                       CLASS A          CLASS C      CLASS R
----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                         2.50              None         None

Maximum Deferred Sales Charge (Load)
(as a percentage of original
purchase price or redemption
proceeds, whichever is less)                            None(1,2)         None         None(3)
----------------------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES(4)
------------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                      CLASS A      CLASS C      CLASS R
------------------------------------------------------------------------------------------
Management Fees                                          0.40%        0.40%        0.40%

Distribution and/or Service (12b-1) Fees                 0.35         1.00         0.50

Other Expenses(5)                                        0.20         0.20         0.20

Total Annual Fund Operating Expenses                     0.95         1.60         1.10

Waiver(6)                                                0.10         0.40           --

Net Expenses                                             0.85         1.20         1.10
------------------------------------------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.
(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) Other Expenses for Class A and Class R are based on estimated average net assets for the current fiscal year.


(6) The distributor has contractually agreed to waive 0.10% and 0.40% of Rule 12b-1 distribution plan payments on Class A and Class C shares, respectively. Further, the fund's advisor has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.85%, 1.20% and 1.10% on Class A, Class C and Class R shares, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest;
    (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's Board of Trustees; (iv) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through July 31, 2004.


You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------------
Class A                                           $335     $535      $753      $1,378
Class C                                            122      466       833       1,866
Class R                                            112      350       606       1,340
--------------------------------------------------------------------------------------

                            ------------------------
                            AIM SHORT TERM BOND FUND
                            ------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended July 31, 2003, the advisor received compensation of 0.40% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team (co-managers) who are primarily responsible for the management of the fund's portfolio are

- Jan H. Friedli, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1999.

- Scot W. Johnson, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1994.

They are assisted by the Investment Grade Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com/teams). The website is not a part of this prospectus.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES


Purchases of Class A shares of AIM Short Term Bond Fund are subject to the maximum 2.50% initial sales charge as listed under the heading "AIM Short Term Bond Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Certain purchases of Class R shares may be subject to the deferred sales charge listed in that section.


DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of ordinary income.

DIVIDENDS

The fund generally declares dividends daily and pays dividends, if any, monthly.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                            ------------------------
                            AIM SHORT TERM BOND FUND
                            ------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the period August 30, 2002 to July 31, 2003 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

    As of the date of this prospectus, the fund's Class A and Class R shares had not yet commenced operations and therefore, financial information for such shares is not available.


                                                                           CLASS C
                                                              ----------------------------------
                                                                                   AUGUST 30,
                                                                                      2002
                                                              SIX MONTHS        (DATE OPERATIONS
                                                                 ENDED           COMMENCED) TO
                                                              JANUARY 31,           JULY 31,
                                                                 2004                 2003
                                                              -----------       ----------------
Net asset value, beginning of period                           $  10.02             $  10.01
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.07                 0.12(a)
------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.13                 0.14
================================================================================================
    Total from investment operations                               0.20                 0.26
================================================================================================
Less distributions:
  Dividends from net investment income                            (0.13)               (0.25)
------------------------------------------------------------------------------------------------
  Return of capital                                                  --                (0.00)
================================================================================================
    Total distributions                                           (0.13)               (0.25)
================================================================================================
Net asset value, end of period                                 $  10.09             $  10.02
________________________________________________________________________________________________
================================================================================================
Total return(b)                                                    2.05%                2.58%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $355,330             $337,480
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.20%(c)             1.20%(d)
------------------------------------------------------------------------------------------------
  Without fee waivers                                              1.60%(c)             1.60%(d)
================================================================================================
Ratio of net investment income to average net assets               1.40%(c)             1.28%(d)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(e)                                           54%                  88%
________________________________________________________________________________________________
================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.


(c) Ratios are annualized and based on average daily net assets of $335,039,476.


(d) Annualized.


(e) Not annualized for periods less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM funds). The following information is about all the AIM funds.

CHOOSING A SHARE CLASS

Many of the AIM funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)           CLASS A3             CLASS B(4)           CLASS C              CLASS R              INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial sales   - No initial sales   - No initial sales   - No initial sales   - No initial sales
  charge               charge               charge               charge               charge               charge

- Reduced or waived  - No contingent      - Contingent         - Contingent         - Generally, no      - No contingent
  initial sales        deferred sales       deferred sales       deferred sales       contingent           deferred sales
  charge for           charge               charge on            charge on            deferred sales       charge
  certain                                   redemptions          redemptions          charge(2)
  purchases(2,3)                            within six years     within one
                                                                 year(6)

- Generally, lower   - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of
  distribution and     0.35%                1.00%                1.00%                0.50%                0.25%(7)
  service (12b-1)
  fee than Class B,
  Class C or Class
  R shares (See
  "Fee Table and
  Expense Example")

                     - Does not convert   - Converts to Class  - Does not convert   - Does not convert   - Does not convert
                       to Class A shares    A shares at the      to Class A shares    to Class A shares    to Class A shares
                                            end of the month
                                            which is eight
                                            years after the
                                            date on which
                                            shares were
                                            purchased along
                                            with a pro rata
                                            portion of its
                                            reinvested
                                            dividends and
                                            distributions(5)

- Generally more     - Generally more     - Purchase orders    - Generally more     - Generally, only    - Closed to new
  appropriate for      appropriate for      limited to           appropriate for      available to the     investors, except
  long-term            short- term          amounts less than    short- term          following types      as described in
  investors            investors            $100,000             investors            of retirement        the "Purchasing
                                                                                      plans: (i) all       Shares -- Grandfathered
                                                                                      section 401 and      Investors"
                                                                                      457 plans, (ii)      section of your
                                                                                      section 403 plans    prospectus
                                                                                      sponsored by
                                                                                      section 501(c)(3)
                                                                                      organizations,
                                                                                      and (iii) IRA
                                                                                      rollovers from
                                                                                      such plans if an
                                                                                      AIM fund was
                                                                                      offered
----------------------------------------------------------------------------------------------------------------------------


Certain AIM funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(5) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Equity Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Investor Class shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund and AIM Tax-Exempt Cash Fund with respect to their Investor Class shares) has adopted 12b-1 plans that allow the AIM fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM funds (except AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM fund is classified.

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION(1)                           OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

AIM SHORT TERM BOND FUND INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      2.50%          2.56%
                 $100,000 but less than $  250,000      2.00           2.04
                 $250,000 but less than $  500,000      1.50           1.52
                 $500,000 but less than $1,000,000      1.25           1.27
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

       You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

       You will not pay an initial sales charge or a CDSC on Investor Class shares of any AIM fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II AIM funds and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

       If you currently own Class A shares of a Category I, II or III AIM fund or AIM Short Term Bond Fund and make additional purchases (through October 30, 2002 for Category III AIM funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II AIM fund and AIM Short Term Bond Fund shares, and a 12-month, 0.25% CDSC for Category III AIM fund shares). The CDSC for Category III AIM fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

       Some retirement plans can purchase Class A shares at their net asset value per share. If the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

       You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

       The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

       Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any AIM or INVESCO fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of an AIM or INVESCO fund with AIM and/or INVESCO fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM and/or INVESCO funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM and INVESCO funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM or INVESCO fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TOOLS USED TO COMBAT EXCESSIVE SHORT-TERM TRADING ACTIVITY

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time. A I M Advisors, Inc. and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds within The AIM Family of Funds(R) and the INVESCO family of funds (together, the "funds"):

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of shareholders.

       The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money Fund) per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.

       The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of certain funds within 30 days of purchase. The AIM Affiliates expect to charge the redemption fee on other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. See "Redeeming Shares -- Redemption Fee" for more information.

       The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee. These are two reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

FAIR VALUE PRICING

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the fund's net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Directors or Trustees of the fund. See "Pricing of Shares -- Determination of Net Asset Value" for more information.

       Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, if cannot eliminate the possibility of excessive short-term trading.
                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for AIM fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per AIM fund investment for          $50
403 and                                                                salary deferrals from Employer-
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Sponsored Retirement Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            50

All other accounts                                             1,000                                            50
-------------------------------------------------------------------------------------------------------------------------


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries;
(3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) AIM and INVESCO fund trustees and directors, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM funds by authorizing the AIM fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM or INVESCO fund account to one or more other AIM or INVESCO fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM or INVESCO fund is $50.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM or INVESCO fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM or INVESCO fund. You may invest your dividends and distributions (1) into another AIM or INVESCO fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

       You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM fund:

(1) Your account balance (a) in the AIM or INVESCO fund paying the dividend must be at least $5,000; and (b) in the AIM or INVESCO fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM or INVESCO fund.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM and INVESCO fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM and INVESCO funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM or INVESCO funds for shares of the same class of one or more other AIM or INVESCO funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS
Shares of most of the AIM funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on total redemption proceeds) if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of the following funds (either by selling or

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

exchanging to another AIM fund or INVESCO fund) within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Emerging Growth Fund
AIM European Small Company    AIM International Growth Fund
Fund                          AIM Trimark Fund
AIM Global Aggressive Growth  INVESCO International Core Equity Fund
Fund                          INVESCO S&P 500 Index Fund
AIM Global Growth Fund
AIM Global Equity Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

       The 2% redemption fee will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the funds;

(5) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(6) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(7) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Shares for INVESCO S&P 500 Index
Fund). AIM expects to charge the redemption fee on all other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. In addition, AIM intends to develop a plan to encourage brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to the terms above to modify computer programs to impose the redemption fee or to develop alternate processes to monitor and restrict short-term trading activity in the funds. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited. These are reasons why the redemption fees cannot eliminate the possibility of excessive short-term trading activity.

       The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.

       Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III AIM fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund or AIM Short Term Bond       within 18 months of initial
                                    Fund                                 purchase of Category I or II
                                  - Class A shares of Category III       Fund or AIM Short Term Bond
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund or AIM Short Term      II Fund or AIM Short Term Bond       within 18 months of initial
  Bond Fund                         Fund                                 purchase of Category I or II
                                  - Class A shares of Category III       Fund or AIM Short Term Bond
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund or AIM Short Term Bond       within 18 months of initial
                                    Fund                                 purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund or AIM Short     or II Fund or AIM Short Term       within 18 months of initial
  Term Bond Fund                Bond Fund                          purchase of Category I or II
                              - Class A shares of Category III     Fund or AIM Short Term Bond
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund or AIM Short Term       within 18 months of initial
                                Bond Fund                          purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line at 1-800-246-5463.
                                   You will be allowed to redeem by telephone
                                   if (1) the proceeds are to be mailed to the
                                   address on record (if there has been no
                                   change communicated to us within the last 30
                                   days) or transferred electronically to a
                                   pre-authorized checking account; (2) you do
                                   not hold physical share certificates; (3)
                                   you can provide proper identification
                                   information; (4) the proceeds of the
                                   redemption do not exceed $250,000; and (5)
                                   you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $100. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK

(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund, Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and Investor Class shares), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM fund or AIM Short Term Bond Fund at net asset value in an identically registered account.

       You may, within 120 days after you sell some but not all of your Class A shares of a Category III AIM fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III AIM fund at net asset value in an identically registered account.

       The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

       If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II AIM fund or AIM Short Term Bond Fund.

       If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

       You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS IN KIND

       Although the AIM funds and the INVESCO funds generally intend to pay redemption proceeds solely in cash, the AIM funds and the INVESCO funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

       If an AIM fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM fund for those of another AIM or INVESCO fund. Before requesting an exchange, review the prospectus of the AIM or INVESCO fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

       You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM or INVESCO fund.

You may also exchange:

(1) Class A shares of an AIM or INVESCO fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund for Class A3 shares of an AIM fund;

(3) Class A3 shares of an AIM fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund;

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM fund;

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

    February 17, 2003, and AIM Tax-Exempt Cash Fund) or INVESCO fund;

(7) Investor Class shares of an AIM or INVESCO fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund or Class A3 shares of an AIM fund; or

(8) Class A or A3 shares of an AIM or INVESCO fund for Investor Class shares of any AIM or INVESCO fund as long as you are eligible to purchase Investor Class shares of any AIM or INVESCO fund at the time of exchange.

       You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

        (a) Class A shares of another AIM or INVESCO fund;

        (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

        (b) Class A shares of another AIM or INVESCO Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

        (a) Class A shares of an AIM or INVESCO fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund for Class A shares of a Category III AIM fund after February 16, 2003; or

(2) Class A shares of a Category III AIM fund for Class A shares of another Category III AIM fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III AIM funds purchased at net asset value for Class A shares of a Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of a Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM or INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or
MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund or for Class A shares of any AIM or INVESCO fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II AIM fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II AIM fund or AIM Short Term Bond Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM or INVESCO fund into which you are exchanging;

- Shares of the AIM or INVESCO fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM or INVESCO fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM or INVESCO funds or the distributor may modify or terminate this privilege at any time. The AIM or INVESCO fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM or INVESCO funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM AND INVESCO FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM OR INVESCO FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM fund's shares is the fund's net asset value per share. The AIM funds value portfolio securities for which market quotations are readily available at market value. The AIM funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

       The AIM funds value all other securities and assets at their fair value. Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the AIM funds' shares are determined as of the close of the respective markets. Events affecting the values of such securities may occur between the times at which the particular foreign market closes and the close of the customary

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

trading session of the NYSE which would not ordinarily be reflected in the computation of the AIM fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of the effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds. Because some of the AIM funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

       Each AIM fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM fund during the prior year.

       Any long-term or short-term capital gains realized from redemptions of AIM fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM or INVESCO fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

       INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

       The foreign, state and local tax consequences of investing in AIM fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--04/04

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 4739
                       Houston, TX 77210-4739

BY TELEPHONE:          (800) 347-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You can also review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM Short Term Bond Fund
   SEC 1940 Act file number: 811-5686
----------------------------------------

AIMinvestments.com     STB-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                                                      AIM TOTAL RETURN BOND FUND


                                                                     PROSPECTUS
                                                                 APRIL 30, 2004

AIM Total Return Bond Fund seeks to achieve maximum total return consistent with preservation of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B, C and R shares of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

Investments in the fund:
- are not FDIC insured;
- may lose value; and
- are not guaranteed by a bank.

                          ---------------------------
                           AIM TOTAL RETURN BOND FUND
                          ---------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2
FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------

Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
------------------------------------------------------
Sales Charges                                        5

Dividends and Distributions                          5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Tools Used to Combat Excessive Short-Term
  Trading Activity                                 A-4

Purchasing Shares                                  A-5

Redeeming Shares                                   A-6

Exchanging Shares                                 A-10

Pricing of Shares                                 A-12

Taxes                                             A-13

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, sales person or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                          ---------------------------
                           AIM TOTAL RETURN BOND FUND
                          ---------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve maximum total return consistent with preservation of capital. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund will attempt to achieve its objective by investing, normally, at least 80% of its assets in a diversified portfolio of investment-grade fixed income securities generally represented by the sector categories within the Lehman Brothers Aggregate Bond Index. These fixed income securities may include U.S. Treasury and agency securities, mortgage-backed and asset-backed securities and corporate bonds of varying maturities. In complying with this 80% investment requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options. A fixed income security is considered investment grade if it is either rated at least investment grade by Moody's Investors Service, Inc. or Standard & Poor's (rated in the four highest ratings categories by Moody's or S&P), or the fund's portfolio managers believe it to be of comparable credit quality. Under normal market conditions the fund's effective duration, as estimated by the fund's portfolio managers, will be within +/-1.5 years of that of the Lehman Brothers Aggregate Bond Index and the fund will generally maintain a weighted average effective maturity, as estimated by the fund's portfolio managers, of between six and ten years.

    The fund may invest up to 25% of its total assets in foreign securities. The fund may invest up to 5% of its total assets in non-U.S. dollar denominated securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on securities that they believe have favorable prospects for maximum total return, consistent with their concern for preservation of capital. In analyzing securities for possible investment, the portfolio managers ordinarily look for improving industry and company specific fundamentals, such as cash flow coverage, revenue growth, stable or improving credit ratings and business margin improvement, among other factors. The portfolio managers consider whether to sell a particular security when either of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Fixed income securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a fixed income security to decrease. The longer a fixed income security's duration, the more sensitive it is to this risk. The issuer of a security may default or otherwise be unable to honor a financial obligation.

    Mortgage-backed and asset-backed securities are subject to different risks from bonds and, as a result, may respond to changes in interest rates differently. If interest rates fall, people refinance or pay off their mortgages ahead of time, which may cause mortgage-backed securities to lose value. If interest rates rise, many people may refinance or prepay their mortgages at a slower-than-expected rate. This may effectively lengthen the life of mortgage-backed securities, which may cause the securities to be more sensitive to changes in interest rates.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                          ---------------------------
                           AIM TOTAL RETURN BOND FUND
                          ---------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2002...................................................................    8.54%
2003...................................................................    5.12%




    The Class A shares' year-to-date total return as of March 31, 2004 was 2.78%.



    During the period shown in the bar chart, the highest quarterly return was 3.70% (quarter ended September 30, 2002) and the lowest quarterly return was -0.11% (quarter ended September 30, 2003).


PERFORMANCE TABLE


The following performance table compares the fund's performance to that of a broad-based securities market index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.



AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------
(for the periods ended                                    SINCE      INCEPTION
December 31, 2003)                             1 YEAR     INCEPTION    DATE
------------------------------------------------------------------------------
Class A                                                              12/31/01
  Return Before Taxes                            0.12%      4.24%
  Return After Taxes on Distributions          (1.48)       2.61
  Return After Taxes on Distributions and
    Sale of Fund Shares                          0.06       2.63
Class B                                                              12/31/01
  Return Before Taxes                          (0.66)       4.12
Class C                                                              12/31/01
  Return Before Taxes                            3.34       6.03
Class R(1)
  Return Before Taxes                            4.96       6.66     12/31/01(1)
------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate Bond Index(2)     4.10       7.14(4)  12/31/01(4)
Lipper Intermediate Investment Grade Debt
  Fund Index(3)                                  5.41       6.84(4)  12/31/01(4)
------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B, C and R will vary.

(1) The returns shown for these periods are the restated historical performance of the fund's Class A shares at the net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to Class R shares. Class R shares would have different returns because, although the shares are invested in the same portfolio of securities, the Class R shares have a different expense structure. The inception date shown in the table is that of the fund's Class A shares. The inception date of the Fund's Class R shares is April 30, 2004.
(2) The Lehman Brothers U.S. Aggregate Bond Index measures the performance of U.S. investment-grade fixed rate bonds with components for government and corporate securities, mortgage pass-throughs and asset-backed securities of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. In addition, the Lipper Intermediate Investment Grade Debt Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(3) The Lipper Intermediate Investment Grade Debt Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Intermediate Investment Grade Debt category. These funds invest primarily in investment grade debt issues with average maturities of five to ten years.
(4) The average annual total return given is since the month end closest to the inception date of the class with the longest performance history.

                          ---------------------------
                           AIM TOTAL RETURN BOND FUND
                          ---------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                      CLASS A    CLASS B    CLASS C    CLASS R
-------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases
(as a percentage of
offering price)                         4.75%      None       None       None

Maximum Deferred
Sales Charge (Load)
(as a percentage of original
purchase price or redemption
proceeds, whichever is less)            None(1,2)   5.00%     1.00%    None(3)
-------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                    CLASS A   CLASS B   CLASS C   CLASS R
--------------------------------------------------------------------------
Management Fees                        0.50%     0.50%     0.50%     0.50%

Distribution and/or
Service (12b-1) Fees(5)                0.35      1.00      1.00      0.50

Other Expenses(6)                      0.69      0.69      0.69      0.69

Total Annual Fund
Operating Expenses                     1.54      2.19      2.19      1.69

Waiver(5)                              0.29      0.19      0.19      0.19

Net Expenses(7)                        1.25      2.00      2.00      1.50
--------------------------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.
(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) The distributor has contractually agreed to waive up to 0.10% of Class A Shares Rule 12b-1 distribution plan payments to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A shares to 1.25%. Further, the fund's advisor has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) for Class A shares to 1.25% (e.g. if the advisor waives 0.19% of Class A share expenses, the advisor will also waive 0.19% of Class B, Class C and Class R share expenses). In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's Board of Trustees; (iv) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. These expense limitation agreements are in effect through July 31, 2004.


(6) Other expenses for Class R shares are based on estimated average net assets for the current fiscal year.


(7) The distributor has voluntarily agreed to waive up to 0.10% of Class A Shares Rule 12b-1 distribution plan payments to the extent necessary to limit total operating expenses of Class A shares to 1.00%. The funds' advisor has voluntarily agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed above) for Class A shares to 1.00% (e.g., if the advisor waives 0.25% of Class A share expenses, the advisor will also waive 0.25% of Class B, Class C and Class R share expenses. Total Annual Operating Expenses net of this agreement are 1.00%, 1.75%, 1.75% and 1.25% for Class A, Class B, Class C and Class R shares, respectively. These expense limitation agreements may be modified or discontinued without further notice to investors.


You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                              1 YEAR     3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------------------------
Class A                        $596        $911       $1,248      $2,199
Class B                         703         967        1,357       2,344
Class C                         303         667        1,157       2,509
Class R                         153         514          900       1,982
-------------------------------------------------------------------------

                          ---------------------------
                           AIM TOTAL RETURN BOND FUND
                          ---------------------------

You would pay the following expenses if you did not redeem your shares:


                              1 YEAR     3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------------------------
Class A                        $596        $911       $1,248      $2,199
Class B                         203         667        1,157       2,344
Class C                         203         667        1,157       2,509
Class R                         153         514          900       1,982
-------------------------------------------------------------------------

                          ---------------------------
                           AIM TOTAL RETURN BOND FUND
                          ---------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION


During the fiscal year ended July 31, 2003, the advisor received compensation of 0.06% of average daily net assets.


PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team (co-managers) who are primarily responsible for the management of the fund's portfolio are

- Jan H. Friedli, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1999.

- Scot W. Johnson, Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1994.

    They are assisted by the Investment Grade Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com/teams). The website is not a part of this prospectus.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Total Return Bond Fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of ordinary income.

DIVIDENDS

The fund generally declares dividends daily and pays dividends, if any, monthly.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                          ---------------------------
                           AIM TOTAL RETURN BOND FUND
                          ---------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal year 2003 and for the period December 31, 2001 to July 31, 2002 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.


    As of the date of this prospectus, the fund's Class R shares had not yet commenced operations and therefore, financial information for Class R shares is not available.



                                                                                   CLASS A
                                                              -------------------------------------------------
                                                                                              DECEMBER 31, 2001
                                                              SIX MONTHS                      (DATE OPERATIONS
                                                                 ENDED          YEAR ENDED      COMMENCED) TO
                                                              JANUARY 31,        JULY 31,         JULY 31,
                                                                 2004              2003             2002
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.35          $ 10.19           $10.00
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.15             0.32(a)          0.18(a)
===============================================================================================================
  Net gains on securities (both realized and unrealized)           0.33             0.26             0.23
===============================================================================================================
    Total from investment operations                               0.48             0.58             0.41
===============================================================================================================
Less distributions:
  Dividends from net investment income                            (0.19)           (0.40)           (0.22)
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.09)           (0.02)              --
===============================================================================================================
    Total distributions                                           (0.28)           (0.42)           (0.22)
===============================================================================================================
Net asset value, end of period                                  $ 10.55          $ 10.35           $10.19
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                    4.72%            5.77%            4.09%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $30,565          $30,336           $9,325
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.00%(c)         1.00%            1.00%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              1.53%(c)         1.54%            3.21%(d)
===============================================================================================================
Ratio of net investment income to average net assets               2.94%(c)         3.07%            3.10%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(e)                                          181%             284%             215%
_______________________________________________________________________________________________________________
===============================================================================================================



(a)Calculated using average shares outstanding.


(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.


(c)Ratios are annualized and based on average daily net assets of $30,670,406.


(d)Annualized.


(e)Not annualized for periods less than one year.

                          ---------------------------
                           AIM TOTAL RETURN BOND FUND
                          ---------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                   CLASS B
                                                              -------------------------------------------------
                                                                                              DECEMBER 31, 2001
                                                              SIX MONTHS                      (DATE OPERATIONS
                                                                 ENDED          YEAR ENDED      COMMENCED) TO
                                                              JANUARY 31,        JULY 31,         JULY 31,
                                                                 2004              2003             2002
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.35          $ 10.19           $ 10.00
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.11             0.24(a)           0.14(a)
===============================================================================================================
  Net gains on securities (both realized and unrealized)           0.33             0.27              0.22
===============================================================================================================
    Total from investment operations                               0.44             0.51              0.36
===============================================================================================================
Less distributions:
  Dividends from net investment income                            (0.15)           (0.33)            (0.17)
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.09)           (0.02)               --
===============================================================================================================
    Total distributions                                           (0.24)           (0.35)            (0.17)
===============================================================================================================
Net asset value, end of period                                  $ 10.55          $ 10.35           $ 10.19
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                    4.34%            4.98%             3.65%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $46,001          $47,655           $14,678
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.75%(c)         1.75%             1.75%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.18%(c)         2.19%             3.86%(d)
===============================================================================================================
Ratio of net investment income to average net assets               2.19%(c)         2.32%             2.35%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(e)                                          181%             284%              215%
_______________________________________________________________________________________________________________
===============================================================================================================



(a)Calculated using average shares outstanding.


(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.


(c)Ratios are annualized and based on average daily net assets of $46,682,387.


(d)Annualized.


(e)Not annualized for periods less than one year.

                          ---------------------------
                           AIM TOTAL RETURN BOND FUND
                          ---------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                   CLASS C
                                                              -------------------------------------------------
                                                                                              DECEMBER 31, 2001
                                                              SIX MONTHS                      (DATE OPERATIONS
                                                                 ENDED          YEAR ENDED      COMMENCED) TO
                                                              JANUARY 31,        JULY 31,         JULY 31,
                                                                 2004              2003             2002
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.35          $ 10.19           $ 10.00
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.11           0.24(a)          0.14(a)
---------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.33             0.27              0.22
===============================================================================================================
    Total from investment operations                               0.44             0.51              0.36
===============================================================================================================
Less distributions:
  Dividends from net investment income                            (0.15)           (0.33)            (0.17)
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.09)           (0.02)               --
===============================================================================================================
    Total distributions                                           (0.24)           (0.35)            (0.17)
===============================================================================================================
Net asset value, end of period                                  $ 10.55          $ 10.35           $ 10.19
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                    4.34%            4.98%             3.65%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $ 8,376          $ 9,185           $ 3,045
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.75%(c)         1.75%             1.75%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.18%(c)         2.19%             3.86%(d)
===============================================================================================================
Ratio of net investment income to average net assets               2.19%(c)         2.32%             2.35%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(e)                                          181%             284%              215%
_______________________________________________________________________________________________________________
===============================================================================================================



(a)Calculated using average shares outstanding.


(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.


(c)Ratios are annualized and based on average daily net assets of $8,447,585.


(d)Annualized.


(e)Not annualized for periods less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM funds). The following information is about all the AIM funds.

CHOOSING A SHARE CLASS

Many of the AIM funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)           CLASS A3             CLASS B(4)           CLASS C              CLASS R              INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial sales   - No initial sales   - No initial sales   - No initial sales   - No initial sales
  charge               charge               charge               charge               charge               charge

- Reduced or waived  - No contingent      - Contingent         - Contingent         - Generally, no      - No contingent
  initial sales        deferred sales       deferred sales       deferred sales       contingent           deferred sales
  charge for           charge               charge on            charge on            deferred sales       charge
  certain                                   redemptions          redemptions          charge(2)
  purchases(2,3)                            within six years     within one
                                                                 year(6)

- Generally, lower   - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of
  distribution and     0.35%                1.00%                1.00%                0.50%                0.25%(7)
  service (12b-1)
  fee than Class B,
  Class C or Class
  R shares (See
  "Fee Table and
  Expense Example")

                     - Does not convert   - Converts to Class  - Does not convert   - Does not convert   - Does not convert
                       to Class A shares    A shares at the      to Class A shares    to Class A shares    to Class A shares
                                            end of the month
                                            which is eight
                                            years after the
                                            date on which
                                            shares were
                                            purchased along
                                            with a pro rata
                                            portion of its
                                            reinvested
                                            dividends and
                                            distributions(5)

- Generally more     - Generally more     - Purchase orders    - Generally more     - Generally, only    - Closed to new
  appropriate for      appropriate for      limited to           appropriate for      available to the     investors, except
  long-term            short- term          amounts less than    short- term          following types      as described in
  investors            investors            $100,000             investors            of retirement        the "Purchasing
                                                                                      plans: (i) all       Shares -- Grandfathered
                                                                                      section 401 and      Investors"
                                                                                      457 plans, (ii)      section of your
                                                                                      section 403 plans    prospectus
                                                                                      sponsored by
                                                                                      section 501(c)(3)
                                                                                      organizations,
                                                                                      and (iii) IRA
                                                                                      rollovers from
                                                                                      such plans if an
                                                                                      AIM fund was
                                                                                      offered
----------------------------------------------------------------------------------------------------------------------------


Certain AIM funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(5) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Equity Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Investor Class shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund and AIM Tax-Exempt Cash Fund with respect to their Investor Class shares) has adopted 12b-1 plans that allow the AIM fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM funds (except AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM fund is classified.

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION(1)                           OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

AIM SHORT TERM BOND FUND INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      2.50%          2.56%
                 $100,000 but less than $  250,000      2.00           2.04
                 $250,000 but less than $  500,000      1.50           1.52
                 $500,000 but less than $1,000,000      1.25           1.27
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

       You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

       You will not pay an initial sales charge or a CDSC on Investor Class shares of any AIM fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II AIM funds and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

       If you currently own Class A shares of a Category I, II or III AIM fund or AIM Short Term Bond Fund and make additional purchases (through October 30, 2002 for Category III AIM funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II AIM fund and AIM Short Term Bond Fund shares, and a 12-month, 0.25% CDSC for Category III AIM fund shares). The CDSC for Category III AIM fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

       Some retirement plans can purchase Class A shares at their net asset value per share. If the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

       You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

       The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

       Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any AIM or INVESCO fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of an AIM or INVESCO fund with AIM and/or INVESCO fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM and/or INVESCO funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM and INVESCO funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM or INVESCO fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TOOLS USED TO COMBAT EXCESSIVE SHORT-TERM TRADING ACTIVITY

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time. A I M Advisors, Inc. and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds within The AIM Family of Funds(R) and the INVESCO family of funds (together, the "funds"):

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of shareholders.

       The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money Fund) per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.

       The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of certain funds within 30 days of purchase. The AIM Affiliates expect to charge the redemption fee on other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. See "Redeeming Shares -- Redemption Fee" for more information.

       The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee. These are two reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

FAIR VALUE PRICING

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the fund's net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Directors or Trustees of the fund. See "Pricing of Shares -- Determination of Net Asset Value" for more information.

       Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, if cannot eliminate the possibility of excessive short-term trading.
                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for AIM fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per AIM fund investment for          $50
403 and                                                                salary deferrals from Employer-
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Sponsored Retirement Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            50

All other accounts                                             1,000                                            50
-------------------------------------------------------------------------------------------------------------------------


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries;
(3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) AIM and INVESCO fund trustees and directors, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM funds by authorizing the AIM fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM or INVESCO fund account to one or more other AIM or INVESCO fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM or INVESCO fund is $50.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM or INVESCO fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM or INVESCO fund. You may invest your dividends and distributions (1) into another AIM or INVESCO fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

       You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM fund:

(1) Your account balance (a) in the AIM or INVESCO fund paying the dividend must be at least $5,000; and (b) in the AIM or INVESCO fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM or INVESCO fund.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM and INVESCO fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM and INVESCO funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM or INVESCO funds for shares of the same class of one or more other AIM or INVESCO funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS
Shares of most of the AIM funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on total redemption proceeds) if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of the following funds (either by selling or

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

exchanging to another AIM fund or INVESCO fund) within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Emerging Growth Fund
AIM European Small Company    AIM International Growth Fund
Fund                          AIM Trimark Fund
AIM Global Aggressive Growth  INVESCO International Core Equity Fund
Fund                          INVESCO S&P 500 Index Fund
AIM Global Growth Fund
AIM Global Equity Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

       The 2% redemption fee will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the funds;

(5) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(6) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(7) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Shares for INVESCO S&P 500 Index
Fund). AIM expects to charge the redemption fee on all other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. In addition, AIM intends to develop a plan to encourage brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to the terms above to modify computer programs to impose the redemption fee or to develop alternate processes to monitor and restrict short-term trading activity in the funds. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited. These are reasons why the redemption fees cannot eliminate the possibility of excessive short-term trading activity.

       The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.

       Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III AIM fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund or AIM Short Term Bond       within 18 months of initial
                                    Fund                                 purchase of Category I or II
                                  - Class A shares of Category III       Fund or AIM Short Term Bond
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund or AIM Short Term      II Fund or AIM Short Term Bond       within 18 months of initial
  Bond Fund                         Fund                                 purchase of Category I or II
                                  - Class A shares of Category III       Fund or AIM Short Term Bond
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund or AIM Short Term Bond       within 18 months of initial
                                    Fund                                 purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund or AIM Short     or II Fund or AIM Short Term       within 18 months of initial
  Term Bond Fund                Bond Fund                          purchase of Category I or II
                              - Class A shares of Category III     Fund or AIM Short Term Bond
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund or AIM Short Term       within 18 months of initial
                                Bond Fund                          purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line at 1-800-246-5463.
                                   You will be allowed to redeem by telephone
                                   if (1) the proceeds are to be mailed to the
                                   address on record (if there has been no
                                   change communicated to us within the last 30
                                   days) or transferred electronically to a
                                   pre-authorized checking account; (2) you do
                                   not hold physical share certificates; (3)
                                   you can provide proper identification
                                   information; (4) the proceeds of the
                                   redemption do not exceed $250,000; and (5)
                                   you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $100. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK

(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund, Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and Investor Class shares), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM fund or AIM Short Term Bond Fund at net asset value in an identically registered account.

       You may, within 120 days after you sell some but not all of your Class A shares of a Category III AIM fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III AIM fund at net asset value in an identically registered account.

       The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

       If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II AIM fund or AIM Short Term Bond Fund.

       If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

       You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS IN KIND

       Although the AIM funds and the INVESCO funds generally intend to pay redemption proceeds solely in cash, the AIM funds and the INVESCO funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

       If an AIM fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM fund for those of another AIM or INVESCO fund. Before requesting an exchange, review the prospectus of the AIM or INVESCO fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

       You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM or INVESCO fund.

You may also exchange:

(1) Class A shares of an AIM or INVESCO fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund for Class A3 shares of an AIM fund;

(3) Class A3 shares of an AIM fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund;

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM fund;

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

    February 17, 2003, and AIM Tax-Exempt Cash Fund) or INVESCO fund;

(7) Investor Class shares of an AIM or INVESCO fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund or Class A3 shares of an AIM fund; or

(8) Class A or A3 shares of an AIM or INVESCO fund for Investor Class shares of any AIM or INVESCO fund as long as you are eligible to purchase Investor Class shares of any AIM or INVESCO fund at the time of exchange.

       You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

        (a) Class A shares of another AIM or INVESCO fund;

        (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

        (b) Class A shares of another AIM or INVESCO Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

        (a) Class A shares of an AIM or INVESCO fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund for Class A shares of a Category III AIM fund after February 16, 2003; or

(2) Class A shares of a Category III AIM fund for Class A shares of another Category III AIM fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III AIM funds purchased at net asset value for Class A shares of a Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of a Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM or INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or
MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund or for Class A shares of any AIM or INVESCO fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II AIM fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II AIM fund or AIM Short Term Bond Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM or INVESCO fund into which you are exchanging;

- Shares of the AIM or INVESCO fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM or INVESCO fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM or INVESCO funds or the distributor may modify or terminate this privilege at any time. The AIM or INVESCO fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM or INVESCO funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM AND INVESCO FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM OR INVESCO FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM fund's shares is the fund's net asset value per share. The AIM funds value portfolio securities for which market quotations are readily available at market value. The AIM funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

       The AIM funds value all other securities and assets at their fair value. Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the AIM funds' shares are determined as of the close of the respective markets. Events affecting the values of such securities may occur between the times at which the particular foreign market closes and the close of the customary

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

trading session of the NYSE which would not ordinarily be reflected in the computation of the AIM fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of the effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds. Because some of the AIM funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

       Each AIM fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM fund during the prior year.

       Any long-term or short-term capital gains realized from redemptions of AIM fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM or INVESCO fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

       INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

       The foreign, state and local tax consequences of investing in AIM fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--04/04

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 4739
                       Houston, TX 77210-4739

BY TELEPHONE:          (800) 347-4246

ON THE INTERNET:       You can send us a request
                       by e-mail or download
                       prospectuses, annual or
                       semiannual reports via
                       our website:
                       http://www.aiminvestments.com

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM Total Return Bond Fund
   SEC 1940 Act file number: 811-5686
----------------------------------------

AIMinvestments.com     TRB-PRO-1

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                         AIM INVESTMENT SECURITIES FUNDS
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919

                            -------------------------

THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE CLASS A, CLASS A3, CLASS B, CLASS C, CLASS R, AIM CASH RESERVE AND INVESTOR CLASS SHARES, AS APPLICABLE, OF EACH PORTFOLIO (EACH A "FUND", COLLECTIVELY THE "FUNDS") OF AIM INVESTMENT SECURITIES FUNDS LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES FOR THE CLASS A, CLASS A3, CLASS B, CLASS C, CLASS R, AIM CASH RESERVE AND INVESTOR CLASS SHARES, AS APPLICABLE, OF THE FUNDS LISTED BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY FUND LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING
TO:

                          AIM INVESTMENT SERVICES, INC.
                                  P.O. BOX 4739
                            HOUSTON, TEXAS 77210-4739
                                  OR BY CALLING
                                 (800) 347-4246

                            -------------------------


THIS STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 30, 2004, RELATES TO THE CLASS A, CLASS A3, CLASS B, CLASS C, AIM CASH RESERVE, CLASS R AND INVESTOR CLASS SHARES, AS APPLICABLE, OF THE FOLLOWING PROSPECTUSES:



           FUND                                              DATED
           ----                                              -----
        AIM HIGH YIELD FUND                            October 29, 2003
          AIM INCOME FUND                              October 29, 2003
AIM INTERMEDIATE GOVERNMENT FUND                       October 29, 2003
AIM LIMITED MATURITY TREASURY FUND                     October 29, 2003
       AIM MONEY MARKET FUND                           October 29, 2003
      AIM MUNICIPAL BOND FUND                          October 29, 2003
       AIM REAL ESTATE FUND                             April 30, 2004
     AIM SHORT TERM BOND FUND                           April 30, 2004
    AIM TOTAL RETURN BOND FUND                          April 30, 2004

                         AIM INVESTMENT SECURITIES FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


                                                                                                                 PAGE
GENERAL INFORMATION ABOUT THE TRUST........................................................................        1
FUND HISTORY...............................................................................................        1
SHARES OF BENEFICIAL INTEREST..............................................................................        1

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS...................................................        4
CLASSIFICATION.............................................................................................        4
INVESTMENT STRATEGIES AND RISKS............................................................................        4
                    Equity Investments.....................................................................        8
                    Foreign Investments....................................................................        8
                    Debt Investments.......................................................................       10
                    Other Investments......................................................................       17
                    Investment Techniques..................................................................       19
                    Derivatives............................................................................       23
FUND POLICIES..............................................................................................       30
TEMPORARY DEFENSIVE POSITIONS..............................................................................       34

MANAGEMENT OF THE TRUST....................................................................................       34
  BOARD....................................................................................................       34
MANAGEMENT INFORMATION.....................................................................................       34
                    Trustee Ownership of Fund Shares.......................................................       36
                    Factors Considered in Approving the Investment Advisory Agreement......................       36
COMPENSATION...............................................................................................       36
                    Retirement Plan For Trustees...........................................................       37
                    Deferred Compensation Agreements.......................................................       37
                    Purchase of Class A Shares of the Funds at Net Asset Value.............................       37
CODES OF ETHICS............................................................................................       38
PROXY VOTING POLICIES......................................................................................       38

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES........................................................       38

INVESTMENT ADVISORY AND OTHER SERVICES.....................................................................       38
INVESTMENT ADVISOR.........................................................................................       38
INVESTMENT SUB-ADVISOR.....................................................................................       40
SERVICE AGREEMENTS.........................................................................................       41
OTHER SERVICE PROVIDERS....................................................................................       41

BROKERAGE ALLOCATION AND OTHER PRACTICES...................................................................       42
BROKERAGE TRANSACTIONS.....................................................................................       42
COMMISSIONS................................................................................................       43
BROKERAGE SELECTION........................................................................................       43
DIRECTED BROKERAGE (RESEARCH SERVICES).....................................................................       44
REGULAR BROKERS OR DEALERS.................................................................................       44
ALLOCATION OF PORTFOLIO TRANSACTIONS.......................................................................       45
ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") TRANSACTIONS.................................................       45

PURCHASE, REDEMPTION AND PRICING OF SHARES.................................................................       46
PURCHASE AND REDEMPTION OF SHARES..........................................................................       46
OFFERING PRICE.............................................................................................       62
REDEMPTION IN KIND.........................................................................................       65
BACKUP WITHHOLDING.........................................................................................       65

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS...................................................................       66
DIVIDENDS AND DISTRIBUTIONS................................................................................       66
TAX MATTERS................................................................................................       67

DISTRIBUTION OF SECURITIES.................................................................................       75
DISTRIBUTION PLANS.........................................................................................       75
DISTRIBUTOR................................................................................................       78

CALCULATION OF PERFORMANCE DATA............................................................................       79

PENDING LITIGATION.........................................................................................       86

APPENDICIES:

RATINGS OF DEBT SECURITIES.................................................................................      A-1

TRUSTEES AND OFFICERS......................................................................................      B-1

TRUSTEE COMPENSATION TABLE.................................................................................      C-1

PROXY VOTING POLICIES......................................................................................      D-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES........................................................      E-1

MANAGEMENT FEES............................................................................................      F-1

ADMINISTRATIVE SERVICES FEES...............................................................................      G-1

BROKERAGE COMMISSIONS......................................................................................      H-1

DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASE OF SECURITIES OF REGULAR BROKERS OR DEALERS............      I-1

AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS....................................      J-1

ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS..............................................      K-1

TOTAL SALES CHARGES........................................................................................      L-1

PERFORMANCE DATA...........................................................................................      M-1

PENDING LITIGATION.........................................................................................      N-1

FINANCIAL STATEMENTS.......................................................................................       FS

                       GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY


         AIM Investment Securities Fund (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of nine separate portfolios: AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Municipal Bond Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund (each a "Fund" and collectively, the "Funds"). Under the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, as amended (the "Trust Agreement"), the Board of Trustees of the Trust (the "Board") is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.


         The Trust was originally organized as a Maryland corporation on November 4, 1988. Pursuant to an Agreement and Plan of Reorganization, AIM Limited Maturity Treasury Fund was reorganized on October 15, 1993 as a series portfolio of the Trust. Pursuant to another Agreement and Plan of Reorganization, AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund were reorganized on June 1, 2000 as series portfolios of the Trust. In connection with their reorganization as series portfolios of the Trust, the fiscal year end of each of AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund changed from December 31 to July 31. Pursuant to another Agreement and Plan of Reorganization, AIM Real Estate Fund was reorganized on October 29, 2003 as a series portfolio of the Trust.

         AIM Limited Maturity Treasury Fund succeeded to the assets and assumed the liabilities of a series portfolio with a corresponding name (the "Predecessor Fund") of Short-Term Investments Co., a Massachusetts business trust, on October 15, 1993. All historical financial information and other information contained in this Statement of Additional Information for periods prior to October 15, 1993, relating to AIM Limited Maturity Treasury Fund (or a class thereof) is that of the Predecessor Fund (or a corresponding class thereof). AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund succeeded to the assets and assumed the liabilities of series portfolios with corresponding names (the "Predecessor Funds") of AIM Funds Group, a Delaware business trust, on June 1, 2000. All historical financial information and other information contained in this Statement of Additional Information for periods prior to June 1, 2000, relating to AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund or AIM Municipal Bond Fund (or any classes thereof) is that of the Predecessor Funds (or the corresponding classes thereof). AIM Real Estate Fund succeeded to the assets and assumed the liabilities of a series portfolio with a corresponding name (the "Real Estate Predecessor Fund") of AIM Advisor Funds, a Delaware statutory trust, on October 29, 2003. All historical information and other information contained in this Statement of Additional Information for periods prior to October 29, 2003, relating to AIM Real Estate Fund (or a class thereof) is that of the Real Estate Predecessor Fund (or a corresponding class thereof).

SHARES OF BENEFICIAL INTEREST

         Shares of beneficial interest of the Trust are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge or redemption fee) at the option of the shareholder or at the option of the Trust in certain circumstances.

         The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board, primarily on the basis of relative net assets, or other relevant factors.


         Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. Each Fund offers separate classes of shares as follows:

                                                    AIM CASH
                                                    RESERVE                                          INSTITUTIONAL    INVESTOR
          FUND             CLASS A    CLASS A3       SHARES      CLASS B     CLASS C     CLASS R         CLASS          CLASS
------------------------   -------    --------      --------     -------     -------     -------     -------------    --------
AIM High Yield Fund           X                                     X           X                          X              X

AIM Income Fund               X                                     X           X           X                             X

AIM Intermediate
Government Fund               X                                     X           X           X                             X

AIM Limited Maturity
 Treasury Fund                X           X                                                                X

AIM Money Market Fund                                  X            X           X           X              X              X

AIM Municipal Bond Fund       X                                     X           X                                         X

AIM Real Estate Fund          X                                     X           X           X              X              X

AIM Short Term Bond Fund      X                                                 X           X              X

AIM Total Return Bond
 Fund                         X                                     X           X           X              X

         This Statement of Additional Information relates solely to the Class A, Class A3, AIM Cash Reserve Shares, Class B, Class C, Class R and Investor Class shares, if applicable, of the Funds. The Institutional Class shares of the funds, which are discussed in a separate Statement of Additional Information, are intended for use by certain eligible institutional investors and are available to the following:

         - banks and trust companies acting in a fiduciary or similar capacity;

         -        bank and trust company common and collective trust funds;

         -        banks and trust companies investing for their own account;

         -        entities acting for the account of a public entity (e.g.
                  Taft-Hartley funds, states, cities or government agencies);

         -        retirement plans; and

         - platform sponsors with which A I M Distributors, Inc. ("AIM Distributors") has entered into an agreement.

         Each class of shares represents an interest in the same portfolio of investments. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

         Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan.

         Because Class B shares automatically convert to Class A shares, or AIM Cash Reserve shares with respect to AIM Money Market Fund, at month-end eight years after the date of purchase, the Fund's distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act requires that Class B shareholders must also approve any material increase in distribution fees submitted to Class A shareholders, or AIM Cash Reserve shareholders with respect to AIM Money Market Fund, of that Fund. A pro rata portion of shares from reinvested dividends and distributions convert along with the Class B shares.

         Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

         Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

         The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.

         SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates.

            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

CLASSIFICATION

         The Trust is an open-end management investment company. Each of the Funds is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

         The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds--Registered Trademark--. The table has been marked to indicate those securities and investment techniques that AIM may use to manage a Fund. A Fund may not use all of these techniques at any one time. A Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Funds' investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Funds utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Fund's Prospectus; where a particular type of security or investment technique is not discussed in a Fund's Prospectus, that security or investment technique is not a principal investment strategy.

                                                AIM INVESTMENT SECURITIES FUNDS

                                        SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

         FUND                                                     AIM                                                      AIM
      ----------             AIM                    AIM         LIMITED      AIM                    AIM        AIM        TOTAL
       SECURITY/            HIGH       AIM      INTERMEDIATE    MATURITY    MONEY        AIM        REAL       SHORT      RETURN
      INVESTMENT            YIELD     INCOME     GOVERNMENT     TREASURY    MARKET    MUNICIPAL    ESTATE      TERM        BOND
       TECHNIQUE            FUND       FUND         FUND          FUND       FUND     BOND FUND     FUND     BOND FUND     FUND
------------------------    -----     ------    ------------    --------   -------    ---------    ------    ---------    ------
                                                     EQUITY INVESTMENTS

Common Stock                                                                                          X

Preferred Stock               X         X                                                             X          X         X

Convertible Securities        X         X                                                             X          X         X

Alternative Entity
Securities                                                                                            X

                                                    FOREIGN INVESTMENTS

Foreign Securities            X         X                                      X                      X          X         X

Foreign Government
Obligations                   X         X                                      X                      X          X         X

Foreign Exchange
Transactions                  X         X                                                             X                    X

                                          DEBT INVESTMENTS FOR FIXED INCOME FUNDS

U.S. Government
Obligations                   X         X            X              X          X          X                      X         X

Rule 2a-7 Requirements        X         X            X              X          X          X                      X         X

Mortgage-Backed and
Asset-Backed Securities       X         X            X                                    X                      X         X

Collateralized Mortgage
Obligations                                                                                                                X

Bank Instruments                                                               X                                 X         X

Commercial Instruments                                                         X

Participation Interests                                                        X

Municipal Securities          X         X                                      X          X                      X         X

Municipal Lease
Obligations                                                                               X

Investment Grade
Corporate Debt
Obligations                   X         X            X                         X          X                      X         X

Junk Bonds                    X         X                                                 X

                                             DEBT INVESTMENTS FOR EQUITY FUNDS

U.S. Government
Obligations                                                                                           X

Mortgage-Backed
and Asset-Backed
Securities                                                                                            X

Collateralized Mortgage
Obligations                                                                                           X

Investment Grade
Corporate Debt
Obligations                                                                                           X

Liquid Assets                                                                                         X

                                                AIM INVESTMENT SECURITIES FUNDS

                                        SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

         FUND                                                     AIM                                                      AIM
      ----------             AIM                    AIM         LIMITED      AIM                    AIM        AIM        TOTAL
       SECURITY/            HIGH       AIM      INTERMEDIATE    MATURITY    MONEY        AIM        REAL       SHORT      RETURN
      INVESTMENT            YIELD     INCOME     GOVERNMENT     TREASURY    MARKET    MUNICIPAL    ESTATE      TERM        BOND
       TECHNIQUE            FUND       FUND         FUND          FUND       FUND     BOND FUND     FUND     BOND FUND     FUND
------------------------    -----     ------    ------------    --------   -------    ---------    ------    ---------    ------
Junk Bonds                                                                                            X

                                                     OTHER INVESTMENTS

REITs                         X         X            X              X          X          X           X          X         X

Other Investment
Companies                     X         X            X              X          X          X           X          X         X

Defaulted Securities          X         X                                                 X

Municipal Forward
Contracts

Variable or Floating
Rate Instruments              X         X                                      X                                 X

Indexed Securities

Zero-Coupon and
Pay-in-Kind Securities        X         X            X                                                           X         X

Synthetic Municipal
Instruments

                                                   INVESTMENT TECHNIQUES

Delayed Delivery
Transactions                  X         X            X              X          X          X           X          X         X

When-Issued Securities        X         X            X              X          X          X           X          X         X

Short Sales                   X         X            X                                    X           X          X         X

Margin Transactions

Swap Agreements                         X                                                             X          X         X

Interfund Loans               X         X            X              X          X          X           X          X         X

Borrowing                     X         X            X              X          X          X           X          X         X

Lending Portfolio
Securities                    X         X            X              X          X          X           X          X         X

Repurchase Agreements         X         X            X              X          X          X           X          X         X

Reverse Repurchase
Agreements                    X         X            X              X          X          X           X          X         X

Dollar Rolls                            X            X                                                           X         X

Illiquid Securities           X         X            X              X          X          X           X          X         X

Rule 144A Securities          X         X            X                         X          X           X          X         X

Unseasoned Issuers                                                                                    X          X         X

Sale of Money Market
Securities                                                                     X

Standby Commitments

                                                        DERIVATIVES

Equity-Linked
Derivatives                                                                                           X

Put Options                   X         X            X                                                X          X         X

Call Options                  X         X            X                                    X           X          X         X

                                                AIM INVESTMENT SECURITIES FUNDS

                                        SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

         FUND                                                     AIM                                                      AIM
      ----------             AIM                    AIM         LIMITED      AIM                    AIM        AIM        TOTAL
       SECURITY/            HIGH       AIM      INTERMEDIATE    MATURITY    MONEY        AIM        REAL       SHORT      RETURN
      INVESTMENT            YIELD     INCOME     GOVERNMENT     TREASURY    MARKET    MUNICIPAL    ESTATE      TERM        BOND
       TECHNIQUE            FUND       FUND         FUND          FUND       FUND     BOND FUND     FUND     BOND FUND     FUND
------------------------    -----     ------    ------------    --------   -------    ---------    ------    ---------    ------
Straddles                     X         X            X                                                X          X         X

Warrants                      X         X                                                             X          X         X

Futures Contracts and
Options on Futures
Contracts                     X         X            X                                    X           X          X         X

Forward Currency
Contracts                     X         X                                                             X                    X

Cover                         X         X            X                                    X           X          X         X

Equity Investments

         COMMON STOCK. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         PREFERRED STOCK. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

         AIM High Yield Fund will not acquire equity securities, other than preferred stocks, except when (a) attached to or included in a unit with income-generating securities that otherwise would be attractive to the Fund; (b) acquired through the exercise of equity features accompanying convertible securities held by the Fund, such as conversion or exchange privileges or warrants for the acquisition of stock or equity interests of the same or a different issuer; or (c) in the case of an exchange offer whereby the equity security would be acquired with the intention of exchanging it for a debt security issued on a "when-issued" basis.

         CONVERTIBLE SECURITIES. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.


         The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to a Fund.


         The Funds will invest in a convertible debt security based primarily on the characteristics of the equity security into which it converts, and without regard to the credit rating of the convertible security (even if the credit rating is below investment grade). To the extent that a Fund invests in convertible debt securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature. See also "Junk Bonds" below.

         ALTERNATIVE ENTITY SECURITIES. Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations.

Foreign Investments

         FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers.

Depositary receipts are typically issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations.

         AIM High Yield Fund, AIM Real Estate Fund and AIM Total Return Bond Fund may invest up to 25% of their total assets, AIM Income Fund may invest up to 40% of its total assets, AIM Money Market Fund may invest up to 50% of its total assets and AIM Short Term Bond Fund may invest up to 15% of its total assets in foreign securities; however, AIM Money Market Fund and AIM Short Term Bond Fund may only invest in foreign securities denominated in U.S. dollars. In addition, AIM Total Return Bond Fund may only invest up to 5% of its total assets in foreign securities that are non-U.S. dollar denominated.

         Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

         Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

         Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

         Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

         Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.


         Risk of Developing Countries. AIM High Yield Fund, AIM Income Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may each invest up to 5% of their total assets in securities of companies located in developing countries. Developing countries are those countries which are not included in the MSCI World Index. The Funds consider various factors when determining whether a company is in a developing country, including whether (1) it is organized under the laws of a developing country; (2) it has a principal office in a developing country; (3) it derives 50% or more of its total revenues from business in a developing country; or (4) its securities are traded principally on a stock exchange, or in an over-the-counter market, in a developing country. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative liquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund's investments.

         FOREIGN GOVERNMENT OBLIGATIONS. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above with respect to foreign securities. Additionally the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country's willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. Foreign government obligations of developing countries and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as "Brady Bonds."

         FOREIGN EXCHANGE TRANSACTIONS. Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.

         Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. A Fund may commit the same percentage of its assets to foreign exchange hedges as it can invest in foreign securities.

         The Funds may utilize either specific transactions ("transaction hedging") or portfolio positions ("position hedging") to hedge foreign currency exposure through foreign exchange transactions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. Additionally, foreign exchange transactions may involve some of the risks of investments in foreign securities.

Debt Investments

         U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.


         RULE 2a-7 REQUIREMENTS. Money market instruments in which the Fund will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities determined by AIM (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from a NRSRO in one of the two highest short-term rating categories or be issued by a guarantor that has received a rating from a NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Since the Fund may invest in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect their share price. The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time a Fund acquires the security, that NRSRO.



         AIM Money Market Fund will limit investments in money market obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by the NRSRO, or if unrated, are determined by the Fund's investment advisor (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities.


         MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by nongovernment entities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA and government-related organizations such as FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs") guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly owned by public stockholders.

         Other asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Regular payments received in respect of such securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

         If a Fund purchases a mortgage-backed or other asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return.

         COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). AIM Total Return Bond Fund and AIM Real Estate Fund may invest in CMOs. These Funds can also invest in mortgage-backed bonds and asset-backed securities. A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

         In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

         CMOs that are issued or guaranteed by the U.S. government or by any of its agencies or instrumentalities will be considered U.S. government securities by the Funds, while other CMOs, even if collateralized by U.S. government securities, will have the same status as other privately issued securities for purposes of applying the Fund's diversification tests.

         FHLMC CMOs. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC Participation Certificates ("PCs"), payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

         If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

         Risks of Mortgage-Related Securities. Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

         Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and the Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

         Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult.

         BANK INSTRUMENTS. AIM Money Market Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may invest in certificates of deposits, time deposits, and bankers' acceptances from U.S. or foreign banks. A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

         AIM Money Market Fund may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks. Accordingly, an investment in the Fund may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits and the possible imposition of foreign country withholding taxes on interest income.

         COMMERCIAL INSTRUMENTS. AIM Money Market Fund intends to invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice.

         PARTICIPATION INTERESTS. AIM Money Market Fund may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a "Lender") or from other holders of a participation interest (a "Participant"). The purchase of a participation interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company ("the Borrower"). Instead, the Fund will be required to rely on the Lender or the Participant that sold the participation interest both for the enforcement of the Fund's rights against the Borrower and for the receipt and processing of payments due to the Fund under the loans. The Fund is thus subject to the credit risk of both the Borrower and a Participant. Participation interests are generally subject to restrictions on resale. The Fund considers participation interests to be illiquid and therefore subject to the Fund's percentage limitation for investments in illiquid securities.

         MUNICIPAL SECURITIES. "Municipal Securities" include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.

         Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipality. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on Municipal Securities may give rise to a federal alternative minimum tax liability and may have other collateral federal income tax consequences. See "Dividends, Distributions and Tax Matters - Tax Matters."

         The two major classifications of Municipal Securities are bonds and notes. Bonds may be further classified as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities, and in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. There are, of course, variations in the risks associated with Municipal Securities, both within a particular classification and between classifications. The Funds' assets may consist of any combination of general obligation bonds, revenue bonds, industrial revenue bonds and notes. The percentage of such Municipal Securities held by a Fund will vary from time to time.

         Municipal Securities also include the following securities:

             - Bond Anticipation Notes usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds.

             - Tax Anticipation Notes are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer.

             - Revenue Anticipation Notes are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer.

             - Tax-Exempt Commercial Paper (Municipal Paper) is similar to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.

         The Funds also may purchase participation interests or custodial receipts from financial institutions. These participation interests give the purchaser an undivided interest in one or more underlying Municipal Securities.

         Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Ratings Services ("S&P"), or another nationally recognized statistical rating organization ("NRSRO"), or the rating of such a security may be reduced below the minimum rating required for purchase by a Fund. Neither event would require a Fund to dispose of the security, but AIM will consider such events to be relevant in determining whether the Fund should continue to hold the security. To the extent that the ratings applied by Moody's, S&P or another NRSRO to Municipal Securities may change as a result of changes in these rating systems, a Fund will attempt to use comparable ratings as standards for its investments in Municipal Securities in accordance with the investment policies described herein.

         Quality Standards. The following quality standards apply at the time a security is purchased. Information concerning the ratings criteria of Moody's, S&P, and Fitch Investors Service, Inc. ("Fitch") appears herein under "Appendix A - Ratings of Debt Securities".

         At least 80% of AIM Municipal Bond Fund's total assets will be invested in municipal securities rated within the four highest ratings for municipal obligations by Moody's (Aaa, Aa, A, or Baa), S&P (AAA, AA, A, or BBB), or have received a comparable rating from another NRSRO. The Fund may invest up to 20% of its total assets in municipal securities that are rated below Baa/BBB (or a comparable rating of any other NRSRO) or that are unrated. For purposes of the foregoing percentage limitations, municipal securities (i) which have been collateralized with U.S. Government obligations held in escrow until the municipal securities' scheduled redemption date or final maturity, but (ii) which have not been rated by a NRSRO subsequent to the date of escrow collateralization, will be treated by the Fund as the equivalent of Aaa/AAA rated securities.

         Since the Fund invests in securities backed by insurance companies and other financial institutions, changes in the financial condition of these institutions could cause losses to the Fund and affect its share price.

         The Fund may invest in securities which are insured by financial insurance companies. Since a limited number of entities provide such insurance, the Fund may invest more than 25% of its assets in securities insured by the same insurance company.

         Other Considerations. The ability of the Fund to achieve its investment objective depends upon the continuing ability of the issuers or guarantors of Municipal Securities held by the Fund to meet their obligations for the payment of interest and principal when due. The securities in which the Fund invests may not yield as high a level of current income as longer term or lower grade securities, which generally have less liquidity and greater fluctuation in value.

         There is a risk that some or all of the interest received by the Fund from Municipal Securities might become taxable as a result of tax law changes or determinations of the Internal Revenue Service ("IRS").

         The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market, size of a particular offering, and maturity and rating of the obligation. Generally, the yield realized by a Fund's shareholders will be the yield realized by the Fund on its investments, reduced by the general expenses of the Fund and the Trust. The market values of the Municipal Securities held by the Fund will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a Municipal Security, the market value of such Municipal Security will generally decrease. Conversely, if yields decrease, the market value of a Municipal Security will generally increase.

         MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations, a type of Municipal Security, may take the form of a lease, an installment purchase or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal leases are exempt from federal income taxes. The Fund may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain "non-appropriation" clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Accordingly, such obligations are subject to "non-appropriation" risk. While municipal leases are secured by the underlying capital asset, it may be difficult to dispose of such assets in the event of non-appropriation or other default. All direct investments by the Fund in municipal lease obligations shall be deemed illiquid and shall be valued according to the Fund's Procedures for Valuing Securities current at the time of such valuation.

         INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. Each Fund (except AIM Limited Maturity Treasury Fund) may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.

         A portion of each Fund's assets may be held in cash and high quality, short-term money market instruments such as certificates of deposit, commercial paper, bankers' acceptances, short-term U.S. Government obligations, taxable municipal securities, master notes, and repurchase agreements, pending investment in portfolio securities, to meet anticipated short-term cash needs such as dividend payments or redemptions of shares, or for temporary defensive purposes. The Funds, other than AIM High Yield Fund, AIM Income Fund and AIM Municipal Bond Fund, will purchase only investment grade corporate debt securities.

         JUNK BONDS. Junk bonds are lower-rated or non-rated debt securities. Junk bonds are considered speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligation. While generally providing greater income and opportunity for gain, non-investment grade debt securities are subject to greater risks than higher-rated securities.

         Companies that issue junk bonds are often highly leveraged, and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high yield securities may experience financial stress, and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for junk bonds, lowering their values, and increasing their price volatility. The risk of issuer default is higher with respect to junk bonds because such issues are generally unsecured and are often subordinated to other creditors of the issuer.

         The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. The lower the rating of a junk bond, the more speculative its characteristics.

         AIM High Yield Fund, AIM Income Fund and AIM Municipal Bond Fund may have difficulty selling certain junk bonds because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and a Fund's ability to dispose of particular issues and may also make it more difficult for each Fund to obtain accurate market quotations of valuing these assets. In the event a Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds at an unfavorable price. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities.

         LIQUID ASSETS. Cash equivalents include money market instruments (such as certificates of deposit, time deposits, bankers' acceptances from U.S. or foreign banks, and repurchase agreements), shares of affiliated money market funds or high-quality debt obligations (such as U.S. Government obligations, commercial paper, master notes and other short-term corporate instruments and municipal obligations).

         Descriptions of debt securities ratings are found in Appendix A.

Other Investments

         REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

         To the extent consistent with their respective investment objectives and policies, each Fund (except AIM Real Estate Fund) may invest up to 15% of its total assets in equity and/or debt securities issued by REITs. AIM Real Estate Fund may invest all of its total assets in equity and/or debt securities issued by REITS.

         To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

         OTHER INVESTMENT COMPANIES. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

         The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies.


         DEFAULTED SECURITIES. The Funds may invest in defaulted securities. In order to enforce its rights in defaulted securities, the Funds may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the defaulted securities. This could increase a Fund's operating expenses and adversely affect its net asset value. Any investments by the Funds in defaulted securities will also be considered illiquid securities subject to the limitations described herein, unless AIM determines that such defaulted securities are liquid under guidelines adopted by the Board.


         VARIABLE OR FLOATING RATE INSTRUMENTS. A Fund may invest in securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Many securities with variable or floating interest rates purchased by a Fund are subject to payment of principal and accrued interest (usually within seven days) on the Fund's demand. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable quality standards of a Fund. AIM will monitor the pricing, quality and liquidity of the variable or floating rate securities held by the Funds.

         ZERO-COUPON AND PAY-IN-KIND SECURITIES. A Fund may invest in zero-coupon or pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because zero-coupon and pay-in-kind securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal tax law requires the holders of zero-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") and to avoid certain excise taxes, AIM Short Term Bond Fund and AIM Total Return Bond Fund may be required to distribute a portion of such discount and income, and may be required to dispose of other portfolio securities, which could occur during periods of adverse market prices, in order to generate sufficient cash to meet these distribution requirements.

Investment Techniques

         DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by a Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. A Fund may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leveraging technique.

         Investment in securities on a delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery securities prior to settlement.

         A Fund may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

         WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

         Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

         Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must sell another security in order to honor a when-issued commitment. If a Fund purchases a when-issued security, the Fund will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         SHORT SALES. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

         A Fund will only make short sales "against the box," meaning that at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and in an amount equal to, the securities sold short. To secure its obligation to deliver the securities sold short, a Fund will segregate with its custodian an equal amount to the securities sold short or securities convertible into or exchangeable for such securities. Each Fund (except for AIM Limited Maturity Treasury Fund and AIM Money Market Fund) may pledge no more than 10% of its total assets as collateral for short sales against the box.

         MARGIN TRANSACTIONS. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

         SWAP AGREEMENTS. AIM Real Estate Fund, AIM Short Term Bond Fund, AIM Total Return Bond Fund and AIM Income Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by the Fund would calculate the obligations on a "net basis." Consequently, the Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Obligations under a swap agreement will be accrued daily (offset against amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating liquid assets, to avoid any potential leveraging of the Fund. The Fund will not enter into a swap agreement with any single party if the net amount owed to or to be received under existing contracts with that party would exceed 5% of the Fund's total assets. For a discussion of the tax considerations relating to swap agreements, see "Dividends, Distributions and Tax Matters - Swap Agreements."


         INTERFUND LOANS. Each Fund may lend uninvested cash up to 15% of its net assets to other funds advised by AIM (the "AIM Funds") and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund borrowings are outstanding, the Fund cannot make any additional investments. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of the Funds to lend its securities to other AIM Funds is subject to certain other terms and conditions.


         BORROWING. The Funds may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, a Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

         LENDING PORTFOLIO SECURITIES. The Funds may each lend their portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets.

         The Funds would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. A Fund will not have the right to vote securities while they are lent, but it can call a loan in anticipation of an important vote. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money Market Funds. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly or in the event of default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.

         REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during a Fund's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Each of the Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

         If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

         The Funds may invest their cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.

         AIM Limited Maturity Treasury Fund's investment policies permit it to invest in repurchase agreements with banks and broker-dealers pertaining to U.S. Treasury obligations. However, in order to maximize the Fund's dividends which are exempt from state income taxation, as a matter of operating policy, the Fund does not currently invest in repurchase agreements.

         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements (except AIM Limited Maturity Treasury Fund); or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets (U.S. Treasury obligations in the case of AIM Limited Maturity Treasury Fund) having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.

         DOLLAR ROLLS. AIM Income Fund, AIM Intermediate Government Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC. A dollar roll involves the sale of a security, with an agreement to repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are purchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for a Fund exceeding the yield on the sold security.

         Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. At the time a Fund enters into a dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price, and will monitor the account to ensure that such equivalent value is maintained. The Funds typically enter into dollar roll transactions on mortgage securities to enhance their return either on an income or total return basis or to manage pre-payment risk. Dollar rolls are considered borrowings by a Fund under the 1940 Act.

         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the

Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act and thus may or may not constitute illiquid securities.


         Each Fund (except AIM Money Market Fund) may invest up to 15% of its net assets in securities that are illiquid. AIM Money Market Fund may invest up to 10% of its net assets in securities that are illiquid, including repurchase agreements with remaining maturities in excess of seven (7) days. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.


         RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.


         UNSEASONED ISSUERS. Investments in the equity securities of companies having less than three years' continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

         SALE OF MONEY MARKET SECURITIES. AIM Money Market Fund does not seek profits through short-term trading and will generally hold portfolio securities to maturity. However, AIM may seek to enhance the yield of the Fund by taking advantage of yield disparities that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure. AIM may also dispose of any portfolio security prior to maturity to meet redemption requests, and as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Fund's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Fund, the high turnover should not adversely affect the Fund's net income.

Derivatives

         AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may each invest in forward currency contracts (except for AIM Intermediate Government Fund and AIM Short Term Bond Fund), futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. AIM Real Estate Fund may also invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

         AIM Limited Maturity Treasury Fund, AIM Money Market Fund and AIM Municipal Bond Fund may not invest in puts, calls, straddles, spreads or any combination thereof, except, however, AIM Municipal Bond Fund may purchase and sell options on financial futures contracts and may sell covered call options.

         EQUITY-LINKED DERIVATIVES. Equity-Linked Derivatives are interests in a securities portfolio designed to replicate the composition and performance of a particular index. Equity-Linked Derivatives are exchange traded. The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios As Listed Securities ("OPALS"). Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in Equity-Linked Derivatives may constitute investments in other investment companies and, therefore, a Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies. See "Other Investment Companies."

         PUT AND CALL OPTIONS. A call option gives the purchaser the right to buy the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, contract or foreign currency. A put option gives the purchaser the right to write (sell) the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."

         A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

         Pursuant to federal securities rules and regulations, if a Fund writes options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         Writing Options. A Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, contract, or foreign currency alone. A Fund may only write a call option on a security if it owns an equal amount of such securities or securities convertible into, or exchangeable, without payment of further consideration, for securities of the same issue as, and equal in amount to, the securities subject to the call option. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline.

         A Fund may write a put option without owning the underlying security if it covers the option as described below in the section "Cover." A Fund may only write a put option on a security as part of an investment strategy, and not for speculative purposes. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

         If an option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

         Purchasing Options. A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. The Fund is not required to own the underlying security in order to purchase a call option, and may only cover this transaction with cash, liquid assets and/or short-term debt securities. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. The Funds may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

         A Fund may only purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

         Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because purchased OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options (i.e., the market value) as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         Index Options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

         The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

         Pursuant to federal securities rules and regulations, if a Fund writes index options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         STRADDLES. The Funds, for hedging purposes, may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Funds' overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         WARRANTS. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

         A Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

         The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" in this Statement of Additional Information.

         Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

         "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

         If a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

         OPTIONS ON FUTURES CONTRACTS. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account. The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS AND ON CERTAIN OPTIONS ON CURRENCIES. To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

         Pursuant to federal securities rules and regulations, a Fund's use of Futures Contracts and options on Futures Contracts may require that Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section "Cover."

         FORWARD CURRENCY CONTRACTS. A forward currency contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward currency contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

         Each of the Funds may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward currency contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

         The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

         Pursuant to federal securities rules and regulations, a Fund's use of forward currency contracts may require that Fund to set aside assets to reduce the risks associated with using forward currency contracts. This process is described in more detail below in the section "Cover."

         COVER. Transactions using forward currency contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless, in addition to complying with all the restrictions noted in the disclosure above, it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward currency contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward currency contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

         Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, the Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

         Assets used as cover cannot be sold while the position in the corresponding forward currency contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES. The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward currency contract at any particular time.


         (5) As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

         (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

FUND POLICIES

         FUNDAMENTAL RESTRICTIONS. Each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund's outstanding shares, except that AIM Real Estate Fund is not subject to restriction (4) and only AIM Municipal Bond Fund is subject to restriction (9). Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or
(ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

         (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

         (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) with respect to AIM Money Market Fund, bank instruments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

         AIM Real Estate Fund will concentrate (as such term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of domestic and foreign real estate and real estate-related companies. For purposes of AIM Real Estate Fund's fundamental restriction regarding industry concentration, real estate and real estate-related companies shall consist of companies (i) that at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management, or sale of residential, commercial or industrial real estate, including listed equity REITs that own property, and mortgage REITs which make short-term construction and development mortgage loans or which invest in long-term mortgages or mortgage pools, or (ii) whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages.

         (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

         (9) Under normal circumstances, AIM Municipal Bond Fund will invest at least 80% of the value of its assets (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in investments the income from which is exempt from federal income tax under regular tax rules.


         The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which the Funds' advisor and, when applicable, the Fund's sub-advisor must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.


         NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to each of the Funds, except AIM Real Estate Fund is not subject to restriction (3). They may be changed for any Fund without approval of that Fund's voting securities.


         (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets (and for AIM Money Market Fund with respect to 100% of its total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result,
(i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other AIM Funds, subject to the terms and conditions of any exemptive orders issued by the SEC. In addition, in complying with the fundamental restriction regarding issuer diversification, AIM Municipal Bond Fund will regard each state and political subdivision, agency or instrumentality, and each multi-state agency of which such state is a member, as a separate issuer.


         (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Fund are outstanding.

         (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry. For purposes of AIM Limited Maturity Treasury Fund's fundamental restriction regarding industry concentration, the United States Government shall not be considered an industry.


         (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to an AIM Fund, on such terms and conditions as the SEC may require in an exemptive order.


         (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

         (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.


         (7) The Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.


             ADDITIONAL NON-FUNDAMENTAL POLICIES. As non-fundamental policies:

         (1) AIM High Yield Fund normally invests at least 80% of its assets in non-investment grade debt securities, i.e., "junk bonds". For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (2) AIM Intermediate Government Fund normally invests at least 80% of its assets in debt securities issued, guaranteed or otherwise backed by the U.S. government. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (3) AIM Limited Maturity Treasury Fund normally invests at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes, and bonds. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (4) AIM Real Estate Fund normally invests at least 80% of its assets in securities of real estate and real estate-related companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (5) AIM Short Term Bond Fund normally invests at least 80% of its assets in a diversified portfolio of investment-grade fixed income securities. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (6) AIM Total Return Bond Fund normally invests at least 80% of its assets in a diversified portfolio of investment grade fixed income securities generally represented by the sector categories within the Lehman Brothers Aggregate Bond Index. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (7) Under normal circumstances, AIM Municipal Bond Fund will invest at least 80% of the value of its assets (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in investments the income from which will not constitute an item of tax preference under the alternative minimum tax rules.

         (8) AIM Municipal Bond Fund will not: invest 25% or more of its assets in (a) securities whose issuers are located in the same state; (b) securities the interest upon which is paid from revenues of similar type projects; or (c) industrial development bonds. The policy described in (b) does not apply, however, if the securities are subject to a guarantee. For securities subject to a guarantee, the Fund does not intend to purchase any such security if, after giving effect to the purchase, 25% or more of the Fund's assets would be invested in securities issued or guaranteed by entities in a particular industry. Securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.

         The Trust has obtained an opinion of Dechert LLP, special counsel to the Trust, that shares of AIM Limited Maturity Treasury Fund are eligible for investment by a federal credit union. In order to ensure that shares of AIM Limited Maturity Treasury Fund meet the requirements for eligibility for investment by federal credit unions, that Fund has adopted the following additional non-fundamental policies:

                  (a) The Fund will enter into repurchase agreements only with: (i) banks insured by the Federal Deposit Insurance Corporation
         (FDIC); (ii) savings and loan associations insured by the FDIC; or
         (iii) registered broker-dealers. The Fund will only enter into repurchase transactions pursuant to a master repurchase agreement in writing with the Fund's counterparty. Under the terms of a written agreement with its custodian, the Fund receives on a daily basis written confirmation of each purchase of a security subject to a repurchase agreement and a receipt from the Fund's custodian evidencing each transaction. In addition, securities subject to a repurchase agreement may be recorded in the Federal Reserve Book-Entry System on behalf of the Fund by its custodian. The Fund purchases securities subject to a repurchase agreement only when the purchase price of the security acquired is equal to or less than its market price at the time of the purchase.

                  (b) The Fund will only enter into reverse repurchase agreements and purchase additional securities with the proceeds when such proceeds are used to purchase other securities that either mature on a date simultaneous with or prior to the expiration date of the reverse repurchase agreement, or are subject to an agreement to resell such securities within that same time period.

                  (c) The Fund will only enter into securities lending transactions that comply with the same counterparty, safekeeping, maturity and borrowing restrictions that the Fund observes when participating in repurchase and reverse repurchase transactions.

                  (d) The Fund will enter into when-issued and delayed delivery transactions only when the time period between trade date and settlement date does not exceed 120 days, and only when settlement is on a cash basis. When the delivery of securities purchased in such manner is to occur within 30 days of the trade date, the Fund will purchase the securities only at their market price as of the trade date.

TEMPORARY DEFENSIVE POSITIONS

         In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Funds may temporarily hold all or a portion of their assets in cash, cash equivalents or (with the exception of AIM Limited Maturity Treasury
Fund) high-quality debt instruments. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes.

                             MANAGEMENT OF THE TRUST


BOARD



         The overall management of the business and affairs of the Funds and the Trust is vested in the Board. The Board approves all significant agreements between the Trust, on behalf of one or more of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the applicable Fund and to the general supervision of the Board. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.


MANAGEMENT INFORMATION

         The trustees and officers of the Trust, their principal occupations during at least the last five years and certain other information concerning them are set forth in Appendix B.


         The standing committees of the Board are the Audit Committee, the Governance Committee, the Investments Committee, the Valuation Committee, and the Special Committee Relating to Market Timing Issues.






         The members of the Audit Committee are Bob R. Baker, James T. Bunch, Edward K. Dunn, Jr. (Chair), Lewis F. Pennock, Dr. Larry Soll, Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by the Funds (including monitoring the independence, qualifications and performance of such auditors and resolution of disagreements between the Funds' management and the auditors regarding financial reporting) for the purpose of preparing or issuing an audit report or performing other audit, review or attest services; (ii) overseeing the financial reporting process of the Funds; (iii) monitoring the process and the resulting financial statements prepared by management to promote accuracy and integrity of the financial statements and asset valuation; (iv) assisting the Board's oversight of the Funds' compliance with legal and regulatory requirements that related to the Funds' accounting and financial reporting, internal control over financial reporting and independent audits; (v) to the extent required by Section 10A of the Securities Exchange Act of 1934, pre-approving all permissible non-audit services provided to each Fund by its independent auditors; (vi) pre-approving, in accordance with Item

2.01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Fund's independent auditors to the Funds' investment advisor and certain other affiliated entities; and (vii) to the extent required by Regulation 14A, preparing an audit committee report for inclusion in the Fund's annual proxy statement. During the fiscal year ended July 31, 2003, the Audit Committee held nine meetings.



         The members of the Governance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden, Jack M. Fields (Vice Chair), Gerald J. Lewis and Louis S. Sklar. The Governance Committee is responsible for: (i) nominating persons who are not interested persons of the Trust for election or appointment:
(a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of the Trust at meetings called for the election of trustees; (ii) nominating persons for appointment as members of each committee of the Board, including, without limitation, the Audit Committee, the Governance Committee, the Investments Committee and the Valuation Committee, and to nominate persons for appointment as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee of the Trust.



         The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended July 31, 2003, the Governance Committee held five meetings.



         Notice procedures set forth in the Trust's bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.



         The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Vice Chair), Bunch, Crockett, Dowden (Chair), Dunn, Fields, Lewis, Pennock, Sklar and Soll, and Carl Frischling, and Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration. During the fiscal year ended July 31, 2003, the Investments Committee held four meetings.



         The members of the Valuation Committee are Messrs. Dunn and Pennock (Chair), and Miss Quigley (Vice Chair). The Valuation Committee meets on an ad hoc basis when the Board is not available to review matters related to valuation. During the fiscal year ended July 31, 2003, the Valuation Committee held one meeting.



         The members of the Special Committee Relating to Market Timing Issues are Messrs. Crockett, Dowden, Dunn, and Lewis (Chair). The purpose of the Special Committee Relating to Market Timing Issues is to remain informed on matters relating to alleged excessive short term trading in shares of the Funds ("market timing") and to provide guidance to special counsel for the independent trustees on market timing issues and related matters between meetings of the independent trustees. During the fiscal year ended July 31, 2003, the Special Committee Relating to Market Timing issues did not meet.

Trustee Ownership of Fund Shares

         The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth in Appendix B.


Factors Considered in Approving the Investment Advisory Agreement and the Sub-Advisory Agreement



         The advisory agreement with AIM (the "Advisory Agreement"), and the sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. ("INVESCO, Inc." or the "Sub-Advisor") (collectively with AIM, the "Advisors") for AIM Real Estate Fund (the "Sub-Advisory Agreement") were (collectively with the Advisory Agreement, the "Advisory Agreements") was re-approved for each Fund by the Trust's Board at a meeting held on May 13-14, 2003. In evaluating the fairness and reasonableness of the Advisory Agreement, the Board considered a variety of factors for each Fund as applicable, including: the requirements of each Fund for investment supervisory and administrative services; the quality of AIM's services, including a review of each Fund's investment performance, if applicable, and AIM's investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to the Advisors; other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by each Fund as a percentage of its assets and in relationship to contractual limitations; any fee waivers (or payments of Fund expenses) by the Advisors; the Advisors profitability; the benefits received by the Advisors from its relationship to each Fund, including soft dollar arrangements, and the extent to which each Fund shares in those benefits; the organizational capabilities and financial condition of the Advisors and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between each Fund and AIM.


         In considering the above factors, the Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of each Fund may be invested in money market funds advised by AIM pursuant to the terms of an exemptive order. The Board found that each Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that each Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board further determined that the proposed securities lending program and related procedures with respect to each of the lending Funds is in the best interests of each lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of each lending Fund and its respective shareholders.


         After consideration of these factors, the Board found that with respect to each Fund: (i) the services provided to the Fund and its shareholders were adequate; (ii) the Advisory Agreement was fair and reasonable under the circumstances; and (iii) the fees payable under the Advisory Agreements would have been obtained through arm's length negotiations. The Board therefore concluded that each Fund's Advisory Agreement was in the best interests of each Fund and its shareholders and approved the Advisory Agreement.


COMPENSATION

         Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

         Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2003 is found in Appendix C.

Retirement Plan For Trustees

         The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

         The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

         Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements


         Messrs. Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.


Purchase of Class A Shares of the Funds at Net Asset Value


         The trustees and other affiliated persons of the Trust may purchase Class A shares of the AIM Funds without paying an initial sales charge. AIM Distributors permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution. For a complete description of the persons who will not pay an initial sales charge on purchases of Class A shares of the Funds, see "Purchase, Redemption and Pricing of Shares - Purchase and Redemption of Shares
- Purchases of Class A Shares, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund - Purchases of Class A Shares at Net Asset Value."

CODES OF ETHICS


         AIM, the Trust, AIM Distributors and INVESCO Institutional (N.A.), Inc. ("the Sub-Advisor") have each adopted a Code of Ethics governing, as applicable, personal trading activities of all trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by a Fund, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.


PROXY VOTING POLICIES


         The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund (except AIM Real Estate Fund) to AIM, the Fund's investment advisor. The Board has delegated responsibility for decisions regarding proxy voting for securities held by AIM Real Estate Fund to the Fund's Investment Sub-Advisor. The investment advisor or Sub-Advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix D.



         Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of each Fund's proxy voting record.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Information about the ownership of each class of each Fund's shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix E. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

         AIM, the Funds' investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 200 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

         As investment advisor, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. The Investment Advisory Agreement provides that, in fulfilling its responsibilities, AIM may engage the services of other investment managers with respect to one or more of the Funds. The investment advisory services of AIM and the investment sub-advisory services of the sub-advisors to the Funds are not exclusive and AIM and sub-advisors are free to render investment advisory services to others, including other investment companies.

         AIM is also responsible for furnishing to each Fund, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by each Fund, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

         The Master Investment Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of such Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to shareholders.

         AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.


         Pursuant to the Master Investment Advisory Agreement with the Trust, AIM receives a monthly fee from each Fund calculated at the following annual rates, based on the average daily net assets of each Fund during the year:


           FUND NAME                                    NET ASSETS                        ANNUAL RATE
           ---------                                    ----------                        -----------
AIM High Yield Fund                               First $200 million                         0.625%
                                                  Next $300 million                           0.55%
                                                  Next $500 million                           0.50%
                                                  Amount over $1 billion                      0.45%

AIM Income Fund                                   First $200 million                          0.50%
AIM Intermediate Government Fund                  Next $300 million                           0.40%
AIM Municipal Bond Fund                           Next $500 million                           0.35%
                                                  Amount over $1 billion                      0.30%

AIM Money Market Fund                             First $1 billion                            0.55%
                                                  Amount over $1 billion                      0.50%

AIM Limited Maturity Treasury Fund                First $500 million                          0.20%
                                                  Amount over $500 million                   0.175%

AIM Real Estate Fund                              All Assets                                  0.90%

AIM Short Term Bond Fund                          All Assets                                  0.40%

AIM Total Return Bond                             First $500 million                          0.50%
                                                  Next $500 million                           0.45%
                                                  Amount over $1 billion                      0.40%

         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.


         AIM has voluntarily agreed to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's Investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board. See "Description of the Funds and Their Investments and Risks - Investment Strategies and Risks - Other Investments - Other Investment Companies."



         AIM has contractually agreed through July 31, 2004, to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items and increases in expenses due to expense offset arrangements, if any) for AIM Total Return Bond Fund's Class A, Class B and Class C shares to the extent necessary to limit the total operating expenses of Class A shares to 1.25% (e.g., if AIM waives 1.86% of Class A expenses, AIM will also waive 1.86% of Class B and Class C expenses). Such contractual fee waivers or reductions are set forth in the Fee Table to the Fund's Prospectus and may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.


         AIM has contractually agreed through July 31, 2004, to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items and increases in expenses due to expense offset arrangements, if any) for AIM Short Term Bond Fund's Class C shares to the extent necessary to limit the total operating expenses of Class C shares to 1.20%. Such contractual fee waivers or reductions are set forth in the Fee Table to the Fund's Prospectus and may not be terminated or amended to the Fund's detriment during the period stated in the agreements between AIM and the Fund.

INVESTMENT SUB-ADVISOR


         AIM has entered into a Master Sub-Advisory contract with INVESCO Institutional (N.A.), Inc. ("INVESCO, Inc.") (the "Sub-Advisor") to provide investment sub-advisory services to AIM Real Estate Fund.


         INVESCO, Inc. is registered as an investment advisor under the Advisers Act. INVESCO, Inc. believes it has one of the nation's largest discretionary portfolios of tax-exempt accounts (such as pension and profit sharing funds for corporations and state and local governments). Funds are supervised by investment managers who utilize INVESCO, Inc.'s facilities for investment research and analysis, review of current economic conditions and trends, and consideration of long-range investment policy matters.

         AIM and INVESCO, Inc. are indirect wholly owned subsidiaries of AMVESCAP (formerly, AMVESCO PLC and INVESCO PLC).

         For the services to be rendered by INVESCO, Inc. under its Master Sub-Advisory Contract, the Advisor will pay the Sub-Advisor a fee which will be computed daily and paid as of the last day of each month on the basis of the Fund's daily net asset value, using for each daily calculation the most recently determined net asset value of the Fund. (See "Computation of Net Asset Value.") On an annual basis, the sub-advisory fee is equal to 0.40% of the Advisor's compensation of the sub-advised assets per year, for AIM Real Estate Fund.

         The management fees payable by the Fund, the amounts waived by AIM and the net fee paid by the Fund for the last three fiscal years ended July 31, are found in Appendix F.

          SECURITIES LENDING ARRANGEMENTS. If a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The advisory agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the "agent") in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board;
(d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.


         AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.


SERVICE AGREEMENTS


         ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.


         Administrative services fees paid to AIM by each Fund for the last three fiscal years ended July 31, are found in Appendix G.

OTHER SERVICE PROVIDERS


         TRANSFER AGENT. AIM Investment Services, Inc. ("AIS") (formerly, A I M Fund Services, Inc.), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Funds.


         The Transfer Agency and Service Agreement between the Trust and AIS provides that AIS will perform certain shareholder services for the Funds. The Transfer Agency and Service Agreement provides that AIS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. AIS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

         In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), 800 Scudders Mill Road, Plainsboro, New Jersey 08536 has entered into an agreement with the Trust (and certain other AIM Funds), PFPC Inc. (formerly known as First Data Investor Service Group) and Financial Data Services, Inc., pursuant to which MLPF&S is paid a per account fee to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).

         Primerica Shareholder Services, Inc. ("PSS"), 3120 Breckinridge Boulevard, Duluth, Georgia 30099-0001 has also entered into an agreement with the Trust (and certain other AIM Funds), and AISI pursuant to which PSS is paid a per account fee to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Funds.

         CUSTODIANS. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund. The Bank of New York, 100 Church Street, New York, New York 10286, is custodian of all securities and cash of AIM Limited Maturity Fund, AIM Money Market Fund and AIM Municipal Bond Fund. Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as sub-custodian for purchases of shares of the Funds. The Bank of New York also serves as sub-custodian to facilitate cash management.

         The custodians are authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities depositories in a country. The custodians are responsible for monitoring eligible foreign securities depositories.

         Under their contracts with the Trust, the custodians maintain the portfolio securities of the Funds, administer the purchases and sales of portfolio securities, collect interest and dividends and other distributions made on the securities held in the portfolios of the Funds and perform other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.


         AUDITORS. The Funds' independent public accountants are responsible for auditing the financial statements of the Funds. The Board has selected Ernst & Young LLP, 5 Houston Center, 1401 McKinney, Suite 1200, Houston, Texas 77010-4035, as the independent public accountants to audit the financial statements of the Funds.


         COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103-7599.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

         The Sub-Advisor has adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. Unless specifically noted, the Sub-Advisor's procedures do not materially differ from AIM's procedures as set forth below.

BROKERAGE TRANSACTIONS


         AIM or the Sub-Advisor as applicable, makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Funds are usually principal transactions, the Funds (except AIM Real Estate Fund) incur little or no brokerage commission. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.


         Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

         Brokerage commissions paid by each of the Funds during the last three fiscal years ended July 31, are found in Appendix H.

COMMISSIONS

         During the last three fiscal years ended July 31, none of the Funds paid brokerage commissions to brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities.

         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to certain other Funds or accounts (and may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.


         Under the 1940 Act, certain persons affiliated with the Trust are prohibited from dealing with the Trust as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. The 1940 Act also prohibits the Trust from purchasing a security being publicly underwritten by a syndicate of which certain persons affiliated with the Trust are members except in accordance with certain conditions. These conditions may restrict the ability of the Funds to purchase municipal securities being publicly underwritten by such syndicate, and the Funds may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Trust may, from time to time, serve as placement agent or financial advisor to an issuer of Municipal Securities and be paid a fee by such issuer. The Funds may purchase such Municipal Securities directly from the issuer, provided that the purchase is reviewed by the Board and a determination is made that the placement fee or other remuneration paid by the issuer to a person affiliated with the Trust is fair and reasonable in relation to the fees charged by others performing similar services.


BROKERAGE SELECTION

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.


         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to provide a more in-depth analysis of a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.


         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.





         AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker and; (2) the research services provided by the broker. Fund transactions also may be effected through broker-dealers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts.


DIRECTED BROKERAGE (RESEARCH SERVICES)

         Directed brokerage (research services) paid by each of the Funds during the last fiscal year ended July 31, 2003 are found in Appendix I.

REGULAR BROKERS OR DEALERS


         Information concerning each Funds' acquisition of securities of their regular brokers or dealers during the last fiscal year ended July 31, 2003 is found in Appendix I.

ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.

ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") TRANSACTIONS

         Certain of the AIM Funds or other accounts managed by AIM may become interested in participating in IPOs. Purchases of IPOs by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. It shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPOs for all AIM Funds and accounts participating in purchase transactions for that IPO, and to allocate such transactions in accordance with the following procedures:

         AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, the liquidity of the AIM Fund or account if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of securities issued in IPOs will be made to eligible AIM Funds and accounts in a manner designed to be fair and equitable for the eligible AIM Funds and accounts, and so that there is equal allocation of IPOs over the longer term. Where multiple funds or accounts are eligible, rotational participation may occur, based on the extent to which an AIM Fund or account has participated in previous IPOs as well as the size of the AIM Fund or account. Each eligible AIM Fund and account will be placed in one of four tiers, depending upon each AIM Fund's or account's asset level. The AIM Funds and accounts in the tier containing funds and accounts with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's or account's net assets. This process continues until all of the AIM Funds and accounts in the four tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds and accounts will receive their Allocations on a straight pro rata basis. In addition, Incubator Funds, as described in AIM's Incubator and New Fund Investment Policy, and any other AIM Fund which has more than 5% of its outstanding shares owned by AIM or one of its affiliates, officers, directors or employees; will each be limited to a 40 basis point allocation only. Such allocations will be allocated to the nearest share round lot that approximates 40 basis points.

         When any AIM Funds and/or accounts with substantially identical investment objectives and policies participate in IPOs, they will do so in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest participating AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds or accounts will be placed. If no

AIM Fund is participating, then the net assets of the largest account will be used to determine tier placement. The price per share of securities purchased in such IPOs transactions will be the same for each AIM Fund and account.

         On occasion, when the Sub-Advisor is purchasing certain thinly-traded securities or shares in an initial public offering for the Funds or other clients, the situation may arise that the Sub-Advisor is unable to obtain sufficient securities to fill the orders of the Funds or all other relevant clients. In that situation, the Sub-Advisor is required to use pro-rata allocation methods that ensure the fair and equitable treatment of all clients. (Such methods may include, for example, pro-rata allocation on each relevant trade, or "rotational" allocation).

         The requirement of pro-rata allocation is subject to limited exceptions
- such as when the Funds or accounts are subject to special investment objectives or size constraints on investment positions.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

Purchases of Class A Shares, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund

         INITIAL SALES CHARGES. Each AIM Fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund and AIM Short Term Bond Fund) is grouped into one of three categories to determine the applicable initial sales charge for its Class A Shares. The sales charge is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

         Class A Shares of AIM Tax-Exempt Cash Fund, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund are sold without an initial sales charge.

CATEGORY I FUNDS


AIM Aggressive Growth Fund
AIM Asia Pacific Growth Fund
AIM Asset Allocation Fund
AIM Basic Value Fund
AIM Blue Chip Fund
AIM Capital Development Fund
AIM Charter Fund
AIM Conservative Allocation Fund
AIM Constellation Fund
AIM Dent Demographic Trends Fund
AIM Diversified Dividend Fund
AIM Emerging Growth Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Global Value Fund
AIM International Emerging Growth Fund
AIM Large Cap Basic Value Fund
AIM Large Cap Growth Fund
AIM Libra Fund
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund
AIM Mid Cap Growth Fund
AIM Moderate Allocation Fund
AIM Opportunities I Fund
AIM Opportunities II Fund
AIM Opportunities III Fund
AIM Premier Equity Fund
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund
AIM Trimark Endeavor Fund
AIM Trimark Fund
AIM Trimark Small Companies Fund
AIM Weingarten Fund

                                                                                 Dealer
                                                 Investor's Sales Charge       Concession
                                                -------------------------     -------------
                                                    As a           As a           As a
                                                 Percentage     Percentage     Percentage
                                                of the Public   of the Net    of the Public
     Amount of Investment in                      Offering        Amount         Offering
      Single Transaction(1)                        Price         Invested         Price
      -------------------------                 -------------   ----------    -------------
             Less than $   25,000                   5.50%          5.82%           4.75%
$ 25,000 but less than $   50,000                   5.25           5.54            4.50
$ 50,000 but less than $  100,000                   4.75           4.99            4.00
$100,000 but less than $  250,000                   3.75           3.90            3.00
$250,000 but less than $  500,000                   3.00           3.09            2.50
$500,000 but less than $1,000,000                   2.00           2.04            1.60

(1) AIM Opportunities I Fund will not accept any single purchase in excess of $250,000.

         CATEGORY II FUNDS


AIM Balanced Fund
AIM Basic Balanced Fund
AIM Developing Markets Fund
AIM Global Aggressive Growth Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Equity Fund
AIM High Income Municipal Fund
AIM High Yield Fund
AIM Income Fund
AIM Intermediate Government Fund
AIM Municipal Bond Fund
AIM Real Estate Fund
AIM Total Return Bond Fund


                                                                                       Dealer
                                                 Investor's Sales Charge             Concession
                                                --------------------------         --------------
                                                    As a           As a                 As a
                                                 Percentage     Percentage           Percentage
                                                of the Public   of the Net         of the Public
      Amount of Investment in                     Offering        Amount              Offering
        Single Transaction                          Price        Invested               Price
     -------------------------                  -------------   ----------         --------------
             Less than $   50,000                   4.75%          4.99%                4.00%
$ 50,000 but less than $  100,000                   4.00           4.17                 3.25
$100,000 but less than $  250,000                   3.75           3.90                 3.00
$250,000 but less than $  500,000                   2.50           2.56                 2.00
$500,000 but less than $1,000,000                   2.00           2.04                 1.60

         CATEGORY III FUNDS

AIM Limited Maturity Treasury Fund
AIM Tax-Free Intermediate Fund

                                                                        Dealer
                                        Investor's Sales Charge       Concession
                                        -----------------------       ----------
                                           As a           As a           As a
                                        Percentage     Percentage     Percentage
                                       of the Public   of the Net    of the Public
     Amount of Investment in             Offering        Amount        Offering
       Single Transaction                  Price        Invested         Price
       ------------------              -------------   ----------   --------------
             Less than $  100,000          1.00%          1.01%          0.75%
$100,000 but less than $  250,000          0.75           0.76           0.50
$250,000 but less than $1,000,000          0.50           0.50           0.40


AIM SHORT TERM BOND FUND



                                                                        Dealer
                                        Investor's Sales Charge       Concession
                                        -----------------------       ----------
                                           As a           As a           As a
                                        Percentage     Percentage     Percentage
                                       of the Public   of the Net    of the Public
     Amount of Investment in             Offering        Amount        Offering
       Single Transaction                  Price        Invested         Price
       ------------------              -------------   ----------   --------------
             Less than $  100,000          2.50%          2.56%          2.00%
$100,000 but less than $  250,000          2.00           2.04           1.50
$250,000 but less than $  500,000          1.50           1.52           1.25
$500,000 but less than $1,000,000          1.25           1.27           1.00


         Beginning on October 31, 2003 Class A Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund was closed to new investors. Current investors must maintain a share balance in order to continue to make incremental purchases.


         LARGE PURCHASES OF CLASS A SHARES. Investors who purchase $1,000,000 or more of Class A Shares of Category I, II or III Funds and Class A shares of AIM Short Term Bond Fund do not pay an initial sales charge. In addition, investors who currently own Class A shares of Category I, II, or III Funds and Class A shares of AIM Short Term Bond Fund and make additional purchases that result in account balances of $1,000,000 or more do not pay an initial sales charge on the additional purchases. The additional purchases, as well as initial purchases of $1,000,000 or more, are referred to as Large Purchases. If an investor makes a Large Purchase of Class A shares of a Category I or II Fund and Class A shares of AIM Short Term Bond Fund, however, each share will generally be subject to a 1.00% contingent deferred sales charge ("CDSC") if the investor redeems those shares within 18 months after purchase.


         AIM Distributors may pay a dealer concession and/or advance a service fee on Large Purchases, as set forth below. Exchanges between the AIM Funds may affect total compensation paid.


         AIM Distributors may make the following payments to dealers of record for Large Purchases of Class A shares of Category I or II Funds or AIM Short Term Bond Fund by investors other than: (i) retirement plans that are maintained pursuant to Sections 401 and 457 of the Internal Revenue Code of 1986, as amended (the Code"), and (ii) retirement plans that are maintained pursuant to
Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code:


                              PERCENT OF PURCHASES

                 1% of the first $2 million
                 plus 0.80% of the next $1 million
                 plus 0.50% of the next $17 million
                 plus 0.25% of amounts in excess of $20 million

         If (i) the amount of any single purchase order plus (ii) the net asset value of all other shares owned by the same customer submitting the purchase order on the day on which the purchase order is received equals or exceeds $1,000,000, the purchase will be considered a "jumbo accumulation purchase." With regard to any individual jumbo accumulation purchase, AIM Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same customer over the life of his or her account(s).

         If an investor made a Large Purchase of Class A shares of a Category III Fund on and after November 15, 2001 and through October 30, 2002 and exchanges those shares for Class A shares of a Category I or II Fund, AIM Distributors will pay an additional dealer concession of 0.75% upon exchange.


         If an investor makes a Large Purchase of Class A shares of a Category I or II Fund or AIM Short Term Bond Fund on or after November 15, 2001 and exchanges those shares for Class A shares of a Category III Fund, AIM Distributors will not pay any additional dealer compensation upon the exchange. Beginning on February 17, 2003, Class A Shares of a Category I or II Fund or AIM Short Term Bond Fund may not be exchanged for Class A Shares of a Category III Fund.



         If an investor makes a Large Purchase of Class A3 shares of a Category III Fund on and after October 31, 2002 and exchanges those shares for Class A shares of a Category I or II Fund or AIM Short Term Bond Fund, AIM Distributors will pay 1.00% of such purchases as dealer compensation upon the exchange. The Class A Shares of the Category I or II Fund or AIM Short Term Bond Fund received in exchange generally will be subject to a 1.00% CDSC if the investor redeems such shares within 18 months from the date of exchange.


         If an investor makes a Large Purchase of Class A shares of a Category III Fund and exchanges those shares for Class A shares of another Category III Fund, AIM Distributors will not pay any additional dealer concession upon the exchange. Beginning on February 17, 2003, Class A Shares of a Category III Fund may not be exchanged for Class A Shares of another Category III Fund.


         PURCHASES OF CLASS A SHARES BY CERTAIN RETIREMENT PLANS AT NAV. Effective November 1, 2002, for purchases of Class A shares of Category I and II Funds and AIM Short Term Bond Fund, AIM Distributors may make the following payments to investment dealers or other financial service firms for sales of such shares at net asset value ("NAV") to certain retirement plans provided that the applicable dealer of record is able to establish that the retirement plan's purchase of Class A shares is a new investment (as defined below):


                               PERCENT OF PURCHASE

                  0.50% of the first $20 million
                  plus 0.25% of amounts in excess of $20 million

         This payment schedule will be applicable to purchases of Class A shares at NAV by the following types of retirement plans: (i) all plans maintained pursuant to Sections 401 and 457 of the Code, and (ii) plans maintained pursuant to Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code.

         A "new investment" means a purchase paid for with money that does not represent (i) the proceeds of one or more redemptions of AIM Fund shares, (ii) an exchange of AIM Fund shares or (iii) the repayment of one or more retirement plan loans that were funded through the redemption of AIM Fund shares. If AIM Distributors pays a dealer concession in connection with a plan's purchase of Class A shares at NAV, such shares may be subject to a CDSC of 1.00% of net assets for 12 months, commencing on the date the plan first invests in Class A shares of an AIM Fund. If the applicable dealer of record is unable to establish that a plan's purchase of Class A shares at NAV is a new investment, AIM Distributors will not pay a dealer concession in connection with such purchase and such shares will not be subject to a CDSC.

         With regard to any individual jumbo accumulation purchase, AIM Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same plan over the life of the plan's account(s).

         PURCHASERS QUALIFYING FOR REDUCTIONS IN INITIAL SALES CHARGES. As shown in the tables above, purchases of certain amounts of AIM Fund shares may reduce the initial sales charges. These reductions are available to purchasers that meet the qualifications listed below. We will refer to purchasers that meet these qualifications as "Qualified Purchasers."

INDIVIDUALS

         - an individual (including his or her spouse or domestic partner, and children);

         - any trust established exclusively for the benefit of an individual ;

         - a retirement plan established exclusively for the benefit of an individual, specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account; and

         -        a qualified tuition plan account, maintained pursuant to
                  Section 529 of the Code, or a Coverdell Education Savings Account, maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual or have an individual named as the beneficiary thereof).

EMPLOYER-SPONSORED RETIREMENT PLANS

         - a retirement plan maintained pursuant to Sections 401, 403 (only if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the
                  Code), 408 (includes SEP, SARSEP and SIMPLE IRA plans) or 457 of the Code, if:

                  a. the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the AIM Funds will not accept separate contributions submitted with respect to individual participants);

                  b. each transmittal is accompanied by a single check or wire transfer; and

                  c. if the AIM Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies AIM Distributors in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.

TRUSTEES AND FIDUCIARIES

         - a trustee or fiduciary purchasing for a single trust, estate or fiduciary account.

OTHER GROUPS

         - any organized group of persons, whether incorporated or not, purchasing AIM Fund shares through a single account provided that:

                  a. the organization has been in existence for at least six months; and

                  b. the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

         HOW TO QUALIFY FOR REDUCTIONS IN INITIAL SALES CHARGES. The following sections discuss different ways that a Qualified Purchaser can qualify for a reduction in the initial sales charges for purchases of Class A shares of the AIM Funds.

LETTERS OF INTENT

         A Qualified Purchaser may pay reduced initial sales charges by (i) indicating on the Account Application that he, she or it intends to provide a Letter of Intent ("LOI"); and (ii) subsequently fulfilling the conditions of that LOI.

         The LOI confirms the total investment in shares of the AIM Funds that the Qualified Purchaser intends to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, the Qualified Purchaser indicates that he, she or it understands and agrees to the terms of the LOI and is bound by the provisions described below:

     Calculating the Initial Sales Charge

     - Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" above).

     - It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

     - The offering price may be further reduced as described below under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment.

     - Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

     Calculating the Number of Shares to be Purchased

     - Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

     - Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

     - If a purchaser meets the original obligation at any time during the 13-month period, he or she may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

     - The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI.

     Fulfilling the Intended Investment

     - By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the purchaser will have to pay the increased amount of sales charge.

     - To assure compliance with the provisions of the 1940 Act, the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

     - If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he or she irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

     Canceling the LOI

     - If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he or she must give written notice to AIM Distributors.

     - If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

     Other Persons Eligible for the LOI Privilege

         The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992.

     LOIs and Contingent Deferred Sales Charges


         If an investor entered into an LOI to purchase $1,000,000 or more of Class A shares of a Category III Fund on and after November 15, 2001 and through October 30, 2002, such shares will be subject to a 12-month, 0.25% CDSC. Purchases of Class A shares of a Category III Fund made pursuant to an LOI to purchase $1,000,000 or more of shares entered into prior to November 15, 2001 or after October 30, 2002 will not be subject to this CDSC. All LOIs to purchase $1,000,000 or more of Class A Shares of Category I and II Funds and AIM Short Term Bond Fund are subject to an 18-month, 1% CDSC.


RIGHTS OF ACCUMULATION

         A Qualified Purchaser may also qualify for reduced initial sales charges based upon his, her or its existing investment in shares of any of the AIM Funds at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds owned by such purchaser, calculated at their then current public offering price.

         If a purchaser qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint.

         To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish the Transfer Agent with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

         Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

         If an investor's new purchase of Class A shares of a Category I or II Fund or AIM Short Term Bond Fund is at net asset value, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the end of the 18 month holding period (12 months for Category III Fund shares). For new purchases of Class A shares of Category III Funds at net asset value made on and after November 15, 2001 and through October 30, 2002, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the end of the 12 month holding period.


         OTHER REQUIREMENTS FOR REDUCTIONS IN INITIAL SALES CHARGES. As discussed above, investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled to the reduced sales charge based on the definition of a Qualified Purchaser listed above. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to Qualified Purchasers.

         Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund, and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any kind will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

         PURCHASES OF CLASS A SHARES AT NET ASSET VALUE. AIM Distributors permits certain categories of persons to purchase Class A shares of AIM Funds without paying an initial sales charge. These are typically categories of persons whose transactions involve little expense, such as:

     - Persons who have a relationship with the funds or with AIM and its affiliates, and are therefore familiar with the funds, and who place unsolicited orders directly with AIM Distributors; or

     - Programs for purchase that involve little expense because of the size of the transaction and shareholder records required.

         AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase shares through AIM Distributors without payment of a sales charge.

         Accordingly, the following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

     -    AIM Management and its affiliates, or their clients;


     - Any current or retired officer, director or employee (and members of their immediate family) of AIM Management, its affiliates or The AIM Family of Funds, --Registered Trademark-- any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons and any deferred compensation plan for trustees of investment companies sponsored by A I M Management or its affiliates;


     - Any current or retired officer, director, or employee (and members of their immediate family), of DST Systems, Inc. or Personix, a division of Fiserv Solutions, Inc.;

     - Sales representatives and employees (and members of their immediate family) of selling group members of financial institutions that have arrangements with such selling group members;

     -    Purchases through approved fee-based programs;

     - Employer-sponsored retirement plans that are Qualified Purchasers, as defined above, provided that:

               a.   a plan's initial investment is at least $1 million;

               b.   the employer or plan sponsor signs a $1 million LOI;

               c. there are at least 100 employees eligible to participate in the plan; or

               d. all plan transactions are executed through a single omnibus account per AIM Fund and the financial institution or service organization has entered into the appropriate agreement with the distributor; further provided that

               e. retirement plans maintained pursuant to Section 403(b) of the Code are not eligible to purchase shares at NAV based on the aggregate investment made by the plan or the number of eligible employees unless the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code; and

               f. purchases of AIM Opportunities I Fund by all retirement plans are subject to initial sales charges;

     - Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund on February 12, 1999 who have continuously owned shares of the AIM Funds;

     - Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;

     - Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of AIM Weingarten Fund or AIM Constellation Fund; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Weingarten Fund and AIM Constellation Fund is effected within 30 days of the redemption or repurchase;

     - A shareholder of a fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;

     - Shareholders of the GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds;

     - Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time;

     - Shareholders of record of Advisor Class shares of an AIM Fund on February 11, 2000 who have continuously owned shares of that AIM Fund, and who purchase additional shares of that AIM Fund;

     -    Qualified Tuition Programs created and maintained in accordance with
          Section 529 of the Code;

     -    Shareholders of Investor Class shares of an AIM Fund;

     - Initial purchases made by Qualified Purchasers, as defined above, within one (1) year after the registered representative who services their account(s) has become affiliated with a selling group member with which AIM Distributors has entered into a written agreement; and

     - Participants in select brokerage programs for retirement plans and rollover IRAs who purchase shares through an electronic brokerage platform offered by entities with which AIM Distributors has entered into a written agreement.

         As used above, immediate family includes an individual and his or her spouse or domestic partner, children, parents and parents of spouse or domestic partner.

         In addition, an investor may acquire shares of any of the AIM Funds at net asset value in connection with:

     -    the reinvestment of dividends and distributions from a Fund;

     -    exchanges of shares of certain Funds;

     -    use of the reinstatement privilege; or

     -    a merger, consolidation or acquisition of assets of a Fund.

         PAYMENTS TO DEALERS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the 1933 Act.


         In addition to, or instead of, amounts paid to dealers as a sales commission, AIM Distributors may, from time to time, at its expense out of its own financial resources or as an expense for which it may be compensated or reimbursed by an AIM Fund under a distribution plan, if applicable, make cash payments to dealer firms as an incentive to sell shares of the funds and/or to promote retention of their customers' assets in the funds. Such cash payments may be calculated on sales of shares of AIM Funds ("Sales-Based Payments"), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the dealer firm during the applicable period. Such cash payments also may be calculated on the average daily net assets of the applicable AIM Fund(s) attributable to that particular dealer ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. AIM Distributors may agree to make such cash payments to a dealer firm in the form of either or both Sales-Based Payments and Asset-Based Payments. AIM Distributors may also make other cash payments to dealer firms in addition to or in lieu of Sales-Based Payments and Asset-Based Payments, in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives of those dealer firms and their families to places within or outside the United States; meeting fees; entertainment; transaction processing and transmission charges; advertising or other promotional expenses; or other amounts as determined in AIM Distributor's discretion. In certain cases these other payments could be significant to the dealer firms. To the extent dealer firms sell more shares of the Funds or cause clients to retain their investment in the Funds, AIM benefits from management and other fees it is paid with respect to those assets. Any payments described above will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. AIM Distributors determines the cash payments described above in its discretion in response to requests from dealer firms, based on factors it deems relevant. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state."

Purchases of Class B Shares

         Class B shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a CDSC if they redeem their shares within six years after purchase. See the Prospectus for additional information regarding contingent deferred sales charges. AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments will equal 4.00% of the purchase price and will consist of a sales commission equal to 3.75% plus an advance of the first year service fee of 0.25%.

Purchases of Class C Shares

         Class C shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a CDSC if they redeem their shares within the first year after purchase (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund). See the Prospectus for additional information regarding this CDSC. AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds (except for Class C shares of AIM Short Term Bond Fund) at the time of such sales. Payments will equal 1.00% of the purchase price and will consist of a sales commission of 0.75% plus an advance of the first year service fee of 0.25%. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

         AIM Distributors may pay dealers and institutions who sell Class C shares of AIM Short Term Bond Fund an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence immediately.

Purchases of Class R Shares

         Class R shares are sold at net asset value, and are not subject to an initial sales charge. If AIM Distributors pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the retirement plan's initial purchase. For purchases of Class R shares of Category I or II Funds, AIM Distributors may make the following payments to dealers of record provided that the applicable dealer of record is able to establish that the purchase of Class R shares is a new investment or a rollover from a retirement plan in which an AIM Fund was offered as an investment option:

                         Percent of Cumulative Purchases

                   0.75% of the first $5 million
                   plus 0.50% of amounts in excess of $5 million

         With regard to any individual purchase of Class R shares, AIM Distributors may make payment to the dealer of record based on the cumulative total of purchases made by the same plan over the life of the plan's account(s).

Purchases of Investor Class Shares

         Investor Class shares are sold at net asset value, and are not subject to an initial sales charge. or to a CDSC. AIM Distributors may pay dealers and institutions an annual service fee of 0.25% of average daily net assets and such payments will commence immediately.

Exchanges

         TERMS AND CONDITIONS OF EXCHANGES. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.

         EXCHANGES BY TELEPHONE. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AIS at (800) 959-4246. If a shareholder is unable to reach AIS by telephone, he may also request exchanges by fax, telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by AIS as long as such request is received prior to the close of the customary trading session of the New York Stock Exchange ("NYSE"). AIS and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

Redemptions

         GENERAL. Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by AIS, the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

         SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

         REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints AIS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AIS in the designated account(s), present or future, with full power of substitution in the premises. AIS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that AIS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AIS reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.

         SYSTEMATIC REDEMPTION PLAN. A Systematic Redemption Plan permits a shareholder of an AIM Fund to withdraw on a regular basis at least $50 per withdrawal. Under a Systematic Redemption Plan, all shares are to be held by AIS and all dividends and distributions are reinvested in shares of the applicable AIM Fund by AIS. To provide funds for payments made under the Systematic Redemption Plan, AIS redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

         Payments under a Systematic Redemption Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B, Class C or Class R shares of the Funds), it is disadvantageous to effect such purchases while a Systematic Redemption Plan is in effect.

         Each AIM Fund bears its share of the cost of operating the Systematic Redemption Plan.

Contingent Deferred Sales Charges Imposed upon Redemption of Shares


         A CDSC may be imposed upon the redemption of Large Purchases of Class A shares of Category I and II Funds and AIM Short Term Bond Fund, or upon the redemption of Class B shares or Class C shares (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund) and, in certain circumstances, upon the redemption of Class R shares.


         CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR LARGE PURCHASES OF CLASS A SHARES. An investor who has made a Large Purchase of Class A shares of a Category I, II, or III Fund will not be subject to a CDSC upon the redemption of those shares in the following situations:


         - Redemptions of shares of Category I or II Funds and AIM Short Term Bond Fund, held more than 18 months;


         - Redemptions of shares of Category III Funds purchased prior to November 15, 2001 or after October 30, 2002;

         - Redemptions of shares of Category III Funds purchased on or after November 15, 2001 and through October 30, 2002 and held for more than 12 months;

         -        Redemptions of shares held by retirement plans in cases where
                  (i) the plan has remained invested in Class A shares of an AIM Fund for at least 12 months, or (ii) the redemption is not a complete redemption of shares held by the plan;

         -        Redemptions from private foundations or endowment funds;

         - Redemptions of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment;

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         -        Redemptions of shares of Category I, II or III Funds, AIM
                  Cash Reserve Shares of AIM Money Market Fund or AIM Short Term Bond Fund acquired by exchange from Class A shares of a Category I or II Fund or AIM Short Term Bond Fund, unless the shares acquired by exchange (on or after November 15, 2001 and through October 30, 2002 with respect to Category III Funds) are redeemed within 18 months of the original purchase of the exchanges of Category I or II Fund or AIM Short Term Bond Fund shares;


         - Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased prior to November 15, 2001;


         - Redemptions of shares of Category I or II Funds or AIM Short Term Bond Fund acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001 and through October 30, 2002, unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category III Fund shares;


         - Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001 and through October 30, 2002, unless the shares acquired by exchange are redeemed within 12 months of the original purchase of the exchanged Category III Fund shares;


         - Redemptions of shares of Category I or II Funds or AIM Short Term Bond Fund acquired by exchange on and after November 15, 2001 from AIM Cash Reserve Shares of AIM Money Market Fund if the AIM Cash Reserve Shares were acquired by exchange from a Category I or II Fund or AIM Short Term Bond Fund, unless the Category I or II Fund or AIM Short Term Bond Fund shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category I or II Funds or AIM Short Term Bond Fund shares;



         - Redemptions of Category I or II Funds or AIM Short Term Bond Fund by retirement plan participants resulting from a total redemption of the plan assets that occurs more than one year from the date of the plan's initial purchase; and



         - Redemptions of shares of Category I or II Funds or AIM Short Term Bond Fund held by an Investor Class shareholder.


         CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR CLASS B AND C SHARES. Investors who purchased former GT Global funds Class B shares before June 1, 1998 are subject to the following waivers from the CDSC otherwise due upon redemption:

         - Total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement;

         - Minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;

         - Redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds;

         - Redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan;

         - Redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan;

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         -        Redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder;

         - Redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in
                  Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and

         - Redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

         CDSCs will not apply to the following redemptions of Class B or Class C shares, as applicable:

         - Additional purchases of Class C shares of AIM International Core Equity Fund (formerly known as AIM International Value
                  Fund) and AIM Real Estate Fund by shareholders of record on April 30, 1995, of these Funds, except that shareholders whose broker-dealers maintain a single omnibus account with AISI on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;

         -        Redemptions following the death or post-purchase disability of
                  (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

         -        Certain distributions from individual retirement accounts,
                  Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the AIM Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Code) of the participant or beneficiary;

         - Amounts from a Systematic Redemption Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;

         - Liquidation by the Fund when the account value falls below the minimum required account size of $500; and

         -        Investment account(s) of AIM.

         CDSCs will not apply to the following redemptions of Class C shares:

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

         - A total or partial redemption of shares where the investor's dealer of record notified the distributor prior to the time of investment that the dealer would waive the upfront payment otherwise payable to him;

         - A total or partial redemption which is necessary to fund a distribution requested by a participant in a retirement plan maintained pursuant to Section 401, 403, or 457 of the Code;

         - Redemptions of Class C shares of an AIM Fund other than AIM Short Term Bond Fund if you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund; and

         - Redemptions of Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM Fund and the original purchase was subject to a CDSC.

         CDSCs will not apply to the following redemptions of Class R shares:

         - Class R shares where the retirement plan's dealer of record notifies the distributor prior to the time of investment that the dealer waives the upfront payment otherwise payable to him; and

         -        Redemptions of shares held by retirement plans in cases where
                  (i) the plan has remained invested in Class R shares of an AIM Fund for at least 12 months, or (ii) the redemption is not a complete redemption of all Class R shares held by the plan.

General Information Regarding Purchases, Exchanges and Redemptions

         GOOD ORDER. Purchase, exchange and redemption orders must be received in good order. To be in good order, an investor must supply AIS with all required information an documentation, including signature guarantees when required. In addition, if a purchase of shares is made by check, the check must be received in good order. This means that the check must be properly completed and signed, and legible to AIS in its sole discretion.

         TIMING OF PURCHASE ORDERS. It is the responsibility of the dealer or other financial intermediary to ensure that all orders are transmitted on a timely basis to AIS. Any loss resulting from the failure of the dealer or financial intermediary to submit an order within the prescribed time frame will be borne by that dealer or financial intermediary. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

         SIGNATURE GUARANTEES. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $250,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.

         Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in AIS' current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. AIS will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AIS.

         TRANSACTIONS BY TELEPHONE. By signing an account application form, an investor appoints AIS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AIS in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. AIS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that AIS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AIS reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

         INTERNET TRANSACTIONS. An investor may effect transactions in his account through the internet by establishing a Personal Identification Number
(PIN). By establishing a PIN the investor acknowledges and agrees that neither AIS nor AIM Distributors will be liable for any loss, expense or cost arising out of any internet transaction effected by them in accordance with any instructions submitted by a user who transmits the PIN as authentication of his or her identity. Procedures for verification of internet transactions include requests for confirmation of the shareholder's personal identification number and mailing of confirmations promptly after the transactions. The investor also acknowledges that the ability to effect internet transactions may be terminated at any time by the AIM Funds.

         ABANDONED PROPERTY. It is the responsibility of the investor to ensure that AIS maintains a correct address for his account(s). An incorrect address may cause an investor's account statements and other mailings to be returned to AIS. Upon receiving returned mail, AIS will attempt to locate the investor or rightful owner of the account. If unsuccessful, AIS will retain a shareholder locator service with a national information database to conduct periodic searches for the investor. If the search firm is unable to locate the investor, the search firm will determine whether the investor's account has legally been abandoned. AIS is legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The investor's last known address of record determines which state has jurisdiction.

OFFERING PRICE

         The following formula may be used to determine the public offering price per Class A share of an investor's investment:

         Net Asset Value / (1 - Sales Charge as % of Offering Price ) = Offering Price.

         For example, at the close of business on July 31, 2003, AIM High Yield Fund - Class A shares had a net asset value per share of $4.11. The offering price, assuming an initial sales charge of 4.75%, therefore was $4.31.

Calculation of Net Asset Value

For AIM Money Market Fund

         The net asset value per share of the Fund is determined daily as of 12:00 noon and the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern time) on a particular day, the net asset value of the Fund is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the number of shares outstanding of that class and rounding the resulting per share net asset value to the nearest one cent. Determination of the net asset value per share is made in accordance with generally accepted accounting principles.

         The Fund uses the amortized cost method to determine its net asset value. Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. While this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Fund's investments is higher or lower than the price that would be received if the investments were sold. During periods of declining interest rates, use by the Fund of the amortized cost method of valuing its portfolio may result in a lower value than the market value of the portfolio, which could be an advantage to new investors relative to existing shareholders. The converse would apply in a period of rising interest rates.

         The Fund may use the amortized cost method to determine its net asset value so long as the Fund does not (a) purchase any instrument with a remaining maturity greater than 397 days (for these purposes, repurchase agreements shall not be deemed to involve the purchase by the Fund of the securities pledged as collateral in connection with such agreements) or (b) maintain a dollar-weighted average portfolio maturity in excess of 90 days, and otherwise complies with the terms of rules adopted by the SEC.


         The Board has established procedures designed to stabilize the Fund's net asset value per share at $1.00, to the extent reasonably possible. Such procedures include review of portfolio holdings by the trustees at such intervals as they may deem appropriate. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations are used to establish net asset value, the net asset value could possibly be more or less than $1.00 per share. AIM Money Market Fund intends to comply with any amendments made to Rule 2a-7 which may require corresponding changes in the Fund's procedures which are designed to stabilize the Fund's price per share at $1.00.


For AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Limited Maturity Treasury Fund, AIM Municipal Bond Fund, AIM Real Estate Fund, AIM Short Term Bond Fund, AIM Total Return Bond Fund

         Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, the Fund will generally use futures and options contract closing prices which are available fifteen (15) minutes after the close of the customary trading session of the NYSE. The Funds determine net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles. The net asset value for shareholder transactions may be different than the net asset value reported in the Fund's financial statement due to adjustments required by generally accepted accounting principles made to the net assets of the Fund at period end.


         Each security (excluding convertible bonds) held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") or absent a NOCP, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.


         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Municipal Bond Fund values all variable rate securities with an unconditional demand or put feature exercisable within seven (7) days or less are valued at par, which reflects the market value of such securities.



         Generally, trading in corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined at such times. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE which will not be reflected in the computation of the Fund's net asset value. If a development/event has actually caused that closing price to no longer reflect actual value, the closing prices may be adjusted to reflect the fair value of the affected securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board.



         Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of a Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds.

         Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the net asset value per share of a Fund may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.

REDEMPTION IN KIND


         Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as redemption in kind). A fund may make redemption in kind, for instance, if cash redemption would disrupt its operations or performance. Securities delivered as payment in redemptions in kind will be valued at the same value assigned to them in computing the applicable Fund's net asset value per share. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. If a Fund has made an election under Rule 18f-1 under the 1940 Act, the Fund is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period.


BACKUP WITHHOLDING

         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed IRS Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

         Each AIM Fund, and other payers, generally must withhold 28% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

         An investor is subject to backup withholding if:

         1.       the investor fails to furnish a correct TIN to the Fund;

         2. the IRS notifies the Fund that the investor furnished an incorrect TIN;

         3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);

         4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

         5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

         Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

         Certain payees and payments are exempt from backup withholding and information reporting. AIM or AIS will not provide Form 1099 to those payees.

         Investors should contact the IRS if they have any questions concerning withholding.

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

         IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

         NONRESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


         It is the present policy of each Fund (except AIM Real Estate Fund) to declare daily and pay monthly net investment income dividends and declare and pay annually any capital gain distributions. It is each Fund's intention to distribute substantially all of its net investment income and realized net capital gains. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital losses, if any, carried forward from previous fiscal periods. All dividends and distributions will be automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Dividend Investment." Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. If a shareholder's account does not have any shares in it on a dividend or capital gain distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.



         Dividends are declared to shareholders of record immediately prior to the determination of the net asset value of each Fund. For each Fund, except AIM Money Market Fund AIM Cash Reserve Shares purchase orders received prior to noon EST and AIM Real Estate Fund, dividends begin accruing on the first business day after a purchase order for shares of the Fund is effective (settle date), and accrue through and including the day to which a redemption order is effective (settle date). Thus, if a purchase order is effective on Friday, dividends will begin accruing on Monday (unless Monday is not a business day of the Fund). For AIM Money Market Fund AIM Cash Reserve Shares purchase orders received prior to noon EST, dividends begin accruing on the first business day of the purchase order for shares of the Fund and accrue through the day prior to the redemption order.


         AIM Real Estate Fund makes quarterly distributions of its net investment income typically during the months of March, June, September and December. For taxable clients, a portion of the dividends paid by a REIT may be considered return of capital and would not currently be regarded as taxable income.

         Distributions paid by a Fund, other than daily dividends, have the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

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         Dividends on Class B and Class C shares are expected to be lower than those for Class A or Class A3 shares because of higher distribution fees paid by Class B and Class C shares. Dividends on Class R shares may be lower than those for Class A shares, depending on whether the Class R shares pay higher distribution fees than the Class A shares. Other class-specific expenses may also affect dividends on shares of those classes. Expenses attributable to a particular class ("Class Expenses") include distribution plan expenses, which must be allocated to the class for which they are incurred. Other expenses may be allocated as Class Expenses, consistent with applicable legal principles under the 1940 Act and the Code.


         Should the Trust incur or anticipate any unusual expense, loss or depreciation, which would adversely affect the net asset value per share of the AIM Money Market Fund or the net income per share of a class of the Fund for a particular period, the Board would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the AIM Money Market Fund was reduced, or was anticipated to be reduced, below $1.00, the Board might suspend further dividend payments on shares of the Fund until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Fund and/or its receiving upon redemption a price per share lower than that which it paid.


TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be taxed under Subchapter M of the Code as a regulated investment company and intends to maintain its qualification as such in each of its taxable years. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes an equal amount to (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.

         A fund may use "equalization accounting" in determining the portion of its net investment income and capital gain net income that has been distributed. A Fund that elects to use equalization accounting will allocate a portion of its realized investment income and capital gains to redemptions of Fund shares and will reduce the amount of such income and gains that it distributes in cash. However, each Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. The Internal Revenue Service has not published any guidance concerning the methods to be used in allocating investment income and capital gains to redemptions of shares. In the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation and has underdistributed its net investment income and capital gain net income for any taxable year, such Fund may be liable for additional federal income tax.

         In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies (to the

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extent such currency gain is directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies (the "Income Requirement"). Under certain circumstances, a Fund may be required to sell portfolio holdings in order to meet this requirement.

         In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test"). Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

         Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

         For purposes of the Asset Diversification Test, the IRS has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such future contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.

         Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. It is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or the foreign government backing the particular currency. Due to this uncertainty and because the Funds may not rely on informal rulings of the IRS, the Funds may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders and will be included in the qualified dividend income of noncorporate shareholders. See "Fund Distributions" below.

         DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the

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


Fund made an election to accrue market discount into income. If a Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss. In certain cases, a Fund may make an election to treat such gain or loss as capital.


         Certain hedging transactions that may be engaged in by certain of the Funds (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

         Some of the forward foreign currency exchange contracts, options and futures contracts that certain of the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts that a Fund holds are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of
Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Fund.

         Other hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

         Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the taxable income of a Fund may exceed its book income. Accordingly, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income, qualified dividend income, or long-term capital gain may also differ from the book income of the Fund and may be increased or decreased as compared to a fund that did not engage in such transactions.

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

         AIM Limited Maturity Treasury Fund may enter into notional principal contracts, including interest rate swaps, caps, floors and collars. Under Treasury regulations, in general, the net income or deduction from a notional principal contract for a taxable year is included in or deducted from gross income for that taxable year. The net income or deduction from a notional principal contract for a taxable year equals the total of all of the periodic payments (generally, payments that are payable or receivable at fixed periodic intervals of one year or less during the entire term of the contract) that are recognized from that contract for the taxable year and all of the non-periodic payments (including premiums for caps, floors and collars), even if paid in periodic installments, that are recognized from that contract for the taxable year. A periodic payment is recognized ratably over the period to which it relates. In general, a non-periodic payment must be recognized over the term of the notional principal contract in a manner that reflects the economic substance of the contract. A non-periodic payment that relates to an interest rate swap, cap, floor or collar shall be recognized over the term of the contract by allocating it in accordance with the values of a series of cash-settled forward or option contracts that reflect the specified index and notional principal amount upon which the notional principal contract is based (or, in the case of a swap or of a cap or floor that hedges a debt instrument, under alternative methods contained in the regulations and, in the case of other notional principal contracts, under alternative methods that the IRS may provide in a revenue procedure).

         EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company shall
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude
Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         Each Fund generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, in the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation for purposes of equalization accounting (as discussed above), such Fund may be liable for excise tax. Moreover, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances, a Fund may elect to pay a minimal amount of excise tax.

         PFIC INVESTMENTS. The Funds are permitted to invest in foreign equity securities and thus may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.

         The application of the PFIC rules may affect, among other things, the character of gain, the amount of gain or loss and the timing of the recognition and character of income with respect to PFIC stock, as well as subject the Funds themselves to tax on certain income from PFIC stock. For these reasons the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

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         SWAP AGREEMENTS. AIM Income Fund, AIM Real Estate Fund, AIM Short Term
Bond Fund and AIM Total Return Bond Fund may each enter into swap agreements. The rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while such Funds intend to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. If it did not, the status of the Trust as a regulated investment company might be affected. The Trust intends to monitor developments in this area. Certain requirements that must be met under the Code in order for the Trust to qualify as a regulated investment company may limit the extent to which these Funds will be able to engage in swap agreements.

         FUND DISTRIBUTIONS. Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations and as qualified dividend income for individuals and other noncorporate taxpayers to the extent discussed below.

         A Fund may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for noncorporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

         Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends, if any, received by the Fund from domestic corporations for the taxable year. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

         Ordinary income dividends paid by a Fund to individuals and other noncorporate taxpayers will be treated as qualified dividend income that is subject to tax as a maximum rate of 15% to the extent of the amount of qualifying dividends, if any, received by the Fund from domestic corporations and from foreign corporations that are either incorporated in a possession of the United States, or are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program. In addition, qualifying dividends include dividends paid with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. However, dividends received by the Fund from foreign personal holding companies, foreign investment companies or PFICs are not qualifying dividends. If the qualifying dividend income received by a Fund is equal to 95% (or a greater percentage) of the Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

         Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. However, the AMT on capital gain dividends and qualified dividend income paid by a Fund to a noncorporate shareholder may not exceed a maximum rate of 15%. The corporate dividends

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

received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividends received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. However, certain small corporations are wholly exempt from the AMT.

         Distributions by a Fund that do not constitute earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of its shares.

         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

         If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

         AIM MUNICIPAL BOND FUND. With respect to interest income that is exempt from federal income tax, the Fund intends to comply with Section 852(b)(5) of the Code, which enables exempt-interest dividends paid by the Fund from exempt interest to be treated as tax-exempt income by shareholders. Interest income that the Fund receives from municipal securities is generally tax-exempt for purposes of the regular income tax and the alternative minimum tax, subject to the exceptions described below.

         Exempt-interest dividends derived from certain private activity bonds issued after August 7, 1986 will generally constitute an item of tax preference for taxpayers that are subject to alternative minimum tax. In addition, exempt-interest dividends derived from all other municipal securities must be taken into account by corporations subject to alternative minimum tax in determining their adjusted current earnings adjustment. Consistent with its stated investment objective, AIM Municipal Bond Fund intends to limit its investments in private activity bonds subject to the alternative minimum tax to no more than 20% of its total assets in any given year.

         Original issue discount on tax-exempt bonds shall be accrued by the Fund as tax-exempt interest (except for a portion thereof in the case of certain stripped tax-exempt bonds), and included in the tax basis of the security for capital gain and loss computation purposes. Any gain or loss from the sale or other disposition of a tax-exempt security is generally treated as either long-term or short-term capital gain or loss, depending upon its holding period, and is fully taxable. However, gain recognized from the sale or other disposition of a tax-exempt security purchased after April 30, 1993, will be treated as ordinary income to the extent of the accrued market discount on such security.

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

         Interest on indebtedness incurred by shareholders will not be deductible for federal income tax purposes to the extent the proceeds of the borrowing was used to purchase or carry Fund shares. The purchase of Fund shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of Fund shares. Further, certain persons who regularly use facilities financed by municipal securities in their trade or business (or persons related thereto) may be "substantial users" of such facilities and should consult their tax advisors before purchasing Fund shares.

         Income that is exempt from federal income tax or alternative minimum tax is not necessarily exempt from tax under state and local laws. Shareholders should consult their tax advisors as to the treatment of exempt-interest dividends under state and local laws.

         The 1986 Act also applied limitations on the issuance of bonds whose proceeds are used by organizations exempt from tax under Code Section 501(c)(3), as well as general limitations on the amount of Qualified Private Activity Bonds governmental units may issue.

         The 1986 Act limitations on tax-exempt bonds apply generally to bonds issued after August 16, 1986. The private activity bond rules are generally applicable to bonds issued on or after September 1, 1986, with the alternative minimum tax rules applicable generally to bonds issued on or after August 7, 1986. Municipal Bond intends to limit its investments in Qualified Private Activity Bonds and taxable securities to no more than 20% of its total assets in any given year, consistent with its stated investment objective.

         The exemption of interest income for FIT purposes does not necessarily result in exemption under state and local laws. Shareholders should consult their tax advisors as to the treatment of such income under state and local laws.

         SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to a maximum tax rate of 15%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.


         If a shareholder (a) incurs a sales load in acquiring shares of a Fund,
(b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another fund at a reduced sales load
pursuant to a right t   o reinvest at such reduced sales load acquired in
connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit the amount of loss that may be taken into account on disposition after such adjustments.


         BACKUP WITHHOLDING. The Funds may be required to withhold 28% of taxable distributions and/or redemption payments. For more information refer to "Purchase, Redemption and Pricing of Shares - Backup Withholding".

         FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the redemption of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gain.

         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.


         Foreign shareholders may be subject to U.S. withholding tax on a rate of 30% on the income resulting from the Fund's election to treat any foreign income tax paid by it as paid by its shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.



         Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax adviser or the IRS.


         Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

         FOREIGN INCOME TAX. Investment income received by each Fund from sources within foreign countries may be subject to foreign income tax withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

         If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income tax paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

         Unless certain requirements are met, a credit for foreign tax is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from a Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. Each Fund's gain from the sale of stock and securities and certain currency fluctuation gain and loss will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income, and the portion of foreign source income consisting of qualified dividend income is reduced by approximately 57% to account for the tax rate differential. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign tax included on Form 1099 and whose foreign source income is all "qualified passive income" may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without filing Form 1116 with its corresponding requirement to report income and tax by country. Moreover, no foreign tax credit will be allowable to any shareholder who has not held his shares of the Fund for at least 16 days during the 30-day period beginning 15 days before the day such shares become ex-dividend with respect to any Fund distribution to which foreign income taxes are attributed (taking into account certain holding period reduction requirements of the Code). Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund.


         EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on April 30, 2004. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


         Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.

                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLANS


         The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Class A shares (other than AIM Money Market Fund ), Class A3 shares of AIM Limited Maturity Treasury Fund, Class B shares (other than AIM Short Term Bond Fund), Class C shares, Class R (other than AIM Short Term Bond Fund) shares and Investor Class shares, if applicable, and AIM Cash Reserve Shares of AIM Money Market Fund (collectively the "Plans"). Each Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate, shown immediately below, of the Fund's average daily net assets of the applicable class.


                                                                                                    INVESTOR
         FUND                           CLASS A*    CLASS A3     CLASS B     CLASS C    CLASS R      CLASS
         ----                           --------    --------     -------     -------    -------     --------
AIM High Yield Fund                       0.25%       N/A         1.00%        1.00%       N/A        0.25%
AIM Income Fund                           0.25        N/A         1.00         1.00       0.50%       0.25
AIM Intermediate Government Fund          0.25        N/A         1.00         1.00       0.50        0.25
AIM Limited Maturity Treasury Fund        0.15       0.35%         N/A          N/A        N/A         N/A
AIM Money Market Fund                     0.25        N/A         1.00         1.00       0.50        0.25
AIM Municipal Bond Fund                   0.25        N/A         1.00         1.00        N/A        0.25
AIM Real Estate Fund                      0.35        N/A         1.00         1.00       0.50        0.25
AIM Short Term Bond Fund                  0.35        N/A          N/A         1.00       0.50         N/A
AIM Total Return Bond Fund                0.35        N/A         1.00         1.00       0.50         N/A

*AIM Cash Reserve shares of AIM Money Market Fund

         All of the Plans compensate AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Funds. Such activities include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering each Plan.

         Amounts payable by a Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of each Fund. The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

         AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Class A, Class A3, Class C, Class R or Investor Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Fund's detriment during the period stated in the agreement between AIM Distributors and the Fund.

         AIM Distributors has contractually agreed through July 31, 2004, to waive up to 0.10% of average net assets of AIM Total Return Bond Fund's Class A shares Rule 12b-1 distribution plan payments. This contractual fee waiver is set forth in the Fee Table to the Fund's Prospectus and may not be terminated or amended to the Fund's detriment during the period stated in the agreement between AIM Distributors and the Fund.

         AIM Distributors has contractually agreed through July 31, 2004, to waive 0.40% of average net assets of AIM Short Term Bond Fund's Class C shares Rule 12b-1 distribution plan payments. This contractual fee waiver is set forth in the Fee Table to the Fund's Prospectus and may not be terminated or amended to the Fund's detriment during the period stated in the agreement between AIM Distributors and the Fund.

         The Funds may pay a service fee of 0.25% of the average daily net assets of the Class A, Class A3, Class B, Class C, Class R and Investor Class shares (0.15% of the average daily net assets of the Class A shares of AIM Limited Maturity Treasury Fund), as applicable, attributable to the customers of selected dealers and financial institutions to such dealers and financial institutions, including AIM Distributors, acting as principal, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Under the terms of a shareholder service agreement, such personal shareholder services include responding to customer inquiries and providing customers with information about their investments. Any amounts not paid as a service fee under each Plan would constitute an asset-based sales charge.

         AIM Distributors may pay dealers and institutions who sell Class R shares an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence either on the thirteenth month after the first purchase, on accounts on which a dealer concession was paid, or immediately, on accounts on which a dealer concession was not paid. If AIM Distributors pays a dealer concession, it will retain all payments received by it relating to Class R shares for the first year after they are purchased. AIM Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class R shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

         Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate specified in each agreement based on the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund's shares are held.

         Selected dealers and other institutions entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another. Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.

         Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").

         See Appendix J for a list of the amounts paid by each class of shares of each Fund to AIM Distributors pursuant to the Plans for the fiscal year ended July 31, 2003 and Appendix K for an estimate by category of the allocation of actual fees paid by each class of shares of each Fund pursuant to its respective distribution plan for the fiscal year ended July 31, 2003.


         As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the "Rule 12b-1 Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Funds and its respective shareholders.


         The anticipated benefits that may result from the Plans with respect to each Fund and/or the classes of each Fund and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of each Fund.


         Unless terminated earlier in accordance with their terms, the Plans continue from year to year as long as such continuance is specifically approved, in person, at least annually by the Board, including a majority of the Rule 12b-1 Trustees. A Plan may be terminated as to any Fund or class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.


         Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plans may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

         The Class B Plan obligates Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors or its predecessors, unless there has been a complete termination of the Class B Plan (as defined in such Plan) and the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.

DISTRIBUTOR

         The Trust has entered into master distribution agreements, as amended, relating to the Funds (the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."

         The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis directly and through other broker-dealers with whom AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

         AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B and Class C shares of the Funds at the time of such sales.

         Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

         AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds (except for AIM Short Term Bond Fund) at the time of such sales. Payments with respect to Class C shares (except for AIM Short Term Bond Fund) will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares (except for AIM Short Term Bond Fund) for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A, Class C and Class R Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of the sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These payments will consist of an asset-based sales charge of 0.75% and a service fee of 0.25%.

         AIM Distributors may pay dealers and institutions who sell Class C shares of AIM Short Term Bond Fund an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence immediately.

         The Trust (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreements on 60 days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset-based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors or its predecessors; provided, however that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to AIM Distributors. Termination of the Class B Plan or the

Distribution Agreement for Class B shares would not affect the obligation of Class B shareholders to pay contingent deferred sales charges.

         Total sales charges (front end and contingent deferred sales charges) paid in connection with the sale of shares of each class of each Fund, if applicable, for the last three fiscal years ended July 31, are found in Appendix L.

                         CALCULATION OF PERFORMANCE DATA

         Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

Average Annual Total Return Quotation

         The standard formula for calculating average annual total return is as follows:

                                   P(1+T)(n) =ERV

Where           P       =   a hypothetical initial payment of $1,000;

                T       =   average annual total return (assuming the applicable
                            maximum sales load is deducted at the beginning of the one, five, or ten year periods);

                n       =   number of years; and

                ERV     =   ending redeemable value of a hypothetical $1,000
                            payment made at the beginning of the one, five and ten year periods at the end of the one, five, or ten year periods (or fractional portion of such period).

         The average annual total returns for each Fund, with respect to its Class A, Class A3, Class B, Class C and Class R, Investor Class and AIM Cash Reserve shares, if applicable, for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2004 are found in Appendix M.

         Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Cumulative total return reflects the performance of a Fund over a stated period of time. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

         Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class A3 shares does not reflect a deduction of any sales charges since that class is sold and redeemed at net asset value; (3) Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period; (4) Class R shares does not reflect a deduction of any sales charge since that class is generally sold and redeemed at net asset value; and (5) Investor Class shares does not reflect a deduction of any sales charge since that class is sold and redeemed at net asset value. Standardized total return for AIM Cash Reserve Shares does not reflect a deduction of any sales charge, since that class is sold and redeemed at net asset value.

         A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

Alternative Total Return Quotations

         Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                   P(1+U)(n)=ERV

Where           P      =   a hypothetical initial payment of $1,000;

                U      =   average annual total return assuming payment of only
                           a stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period;

                n      =   number of years; and

                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.

         Cumulative total return across a stated period may be calculated as follows:

                                   P(1+V)=ERV

Where           P      =   a hypothetical initial payment of $1,000;

                V      =   cumulative total return assuming payment of all of, a
                           stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period; and

                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.

         The cumulative total returns for each Fund, with respect to its Class A, Class A3, Class B, Class C and Class R, Investor Class and AIM Cash Reserve shares, if applicable, shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2004 are found in Appendix M.

Calculation of Certain Performance Data

         Funds offering Class A3 or Class R shares may use a restated or a blended performance calculation to derive certain performance data shown in this Statement of Additional Information and in each Fund's advertisements and other sales material. If the Fund's Class A3 or Class R shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of the Fund's Class A shares at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class A3 and Class R shares. If the Fund's Class A3 or Class R shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of the Fund's Class A3 or Class R shares since their inception and the restated historical performance of the Fund's Class A shares (for periods prior to inception of the Class A3 or Class R shares). If the Fund's Class A3 or Class R shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of the Fund's Class A3 or Class R shares.

         AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund, AIM Municipal Bond Fund and AIM Real Estate Fund may also use a restated or a blended performance calculation to derive certain performance data shown for their Investor Class shares in this Statement of Additional Information and in the Funds' advertisements and other sales material. If the Funds' Investor Class shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of the Funds' Class A shares at net asset value and reflecting the Rule 12b-1 fees applicable to the Class A shares. If the Funds' Investor Class shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of the Funds' Investor Class shares since their inception and the restated historical performance of the Funds' Class A shares (for periods prior to inception of the Investor Class shares) at net asset value and reflecting the Rule 12b-1 fees applicable to the Class A shares. If the Funds' Investor Class shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of the Funds' Investor Class shares.

         A restated or blended performance calculation may be used to derive (i) the Funds', except for AIM Money Market Fund, standardized average annual total returns over a stated period and (ii) the Funds', except for AIM Money Market Fund, non-standardized cumulative total returns over a stated period.

         A restated or blended performance calculation may be used to derive (i) AIM Money Market Fund's non-standardized average annual total returns over a stated period, and (ii) AIM Money Market Fund's non-standardized cumulative total returns over a stated period.

Average Annual Total Return (After Taxes on Distributions) Quotations

         A Fund's average annual total return (after taxes on distributions) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on distributions, but not on redemption proceeds. Average annual total returns (after taxes on distributions) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, the Fund may separate its average annual total returns (after taxes on distributions) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions) is:

                                  P(1+T)(n)=ATV(D)

where       P      =     a hypothetical initial payment of $1,000 ;

            T      =     average annual total return (after taxes on
                         distributions);

            n      =     number of years; and

            ATV(D) = ending value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten year periods (or since inception, if applicable) at the end of the one, five, or ten year periods (or since inception, if applicable), after taxes on fund distributions but not after taxes on redemption.

         Standardized average annual total return (after taxes on distributions) for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class A3 shares does not reflect a deduction of any sales charge since that class is sold and redeemed at net asset value; (3) Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period; and (4) Investor Class shares does not reflect a deduction of any sales charge since that class is sold and redeemed at net asset value.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The average annual total returns (after taxes on distributions) for each Fund, with respect to its Class A, Class A3, Class B, Class C and Investor Class shares, for the one, five, and ten year periods (or since inception if less than ten years) ended January 31, 2004 are found in Appendix M.

Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) Quotation

         A Fund's average annual total return (after taxes on distributions and sale of Fund shares) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on both distributions and proceeds. Average annual total returns (after taxes on distributions and redemption) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions and redemption) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions and redemption) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions and redemption) is:

                                  P(1+T)(n)=ATV(DR)

where       P       =    a hypothetical initial payment of $1,000;

            T       =    average annual total return (after taxes on
                         distributions and redemption);

            n       =    number of years; and

            ATV(DR) =    ending value of a hypothetical $1,000 payment made at
                         the beginning of the one, five, or ten year periods (or since inception, if applicable) at the end of the one, five, or ten year periods (or since inception, if applicable), after taxes on fund distributions and redemption.

         Standardized average annual total return (after taxes on distributions and redemption) for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class A3 shares does not reflect a deduction of any sales charge since that class is generally sold and redeemed at net asset value; (3) Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period; and (4) Investor Class shares does not reflect a deduction of any sales charge since that class is sold and redeemed at net asset value.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes due on the Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The ending values for each period assume a complete liquidation of all shares. The ending values for each period are determined by subtracting capital gains taxes resulting from the sale of Fund shares and adding the tax benefit from capital losses resulting from the sale of Fund shares. The capital gain or loss upon sale of Fund shares is calculated by subtracting the tax basis from the proceeds. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character (e.g., ordinary income or long-term) in effect on the date of the sale of Fund shares and in accordance with federal tax law applicable on that date. The calculations assume that a shareholder may deduct all capital losses in full.

         The basis of shares acquired through the $1,000 initial investment are tracked separately from subsequent purchases through reinvested distributions. The basis for a reinvested distribution is the distribution net of taxes paid on the distribution. Tax basis is adjusted for any distributions representing returns of capital and for any other tax basis adjustments that would apply to an individual taxpayer.

         The amount and character (i.e., short-term or long-term) of capital gain or loss upon sale of Fund shares is determined separately for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

         The average annual total returns (after taxes on distributions and redemption) for each fund, with respect to its Class A, Class A3, Class B, Class C and Investor Class shares, for the one, five, and ten year periods (or since inception if less than ten years) ended January 31, 2004 are found in Appendix M.

Yield Quotation

         Yield is a function of the type and quality of a Fund's investments, the maturity of the securities held in a Fund's portfolio and the operating expense ratio of the Fund. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

         A Fund's tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal the Fund's yield after taxes. Tax equivalent yields are calculated by dividing the Fund's yield by one minus a stated tax rate (if only a portion of the Fund's yield was tax-exempt, only that portion would be adjusted in the calculation).

         A Fund may quote its distribution rate, which uses the most recent dividend paid annualized as a percentage of the Fund's offering price.

         Income calculated for purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions from the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

         The standard formula for calculating yield for each Fund is as follows:

                                                    6
                         YIELD = 2[((a-b)/(c x d)+1) -1]

Where          a    =    dividends and interest earned during a stated 30-day
                         period. For purposes of this calculation, dividends are accrued rather than recorded on the ex-dividend date.
                         Interest earned under this formula must generally be calculated based on the yield to maturity of each obligation (or, if more appropriate, based on yield to call date).

               b   =     expenses accrued during period (net of reimbursements).

               c   =     the average daily number of shares outstanding during
                         the period that were entitled to receive dividends.

               d   =     the maximum offering price per share on the last day of
                         the period.


         The standard formula for calculating annualized 7-day yield for AIM Money Market Fund is as follows:

                           Y = (V(1)[ ] V(0))    x    365
                               --------------         ---
                                     V(0)              7

         Where       Y    =    annualized yield.

                     V(0) = the value of a hypothetical pre-existing account in the AIM Money Market Fund having a balance of one share at the beginning of a stated seven-day period.

                     V(1) =    the value of such an account at the end of the
                                stated period.

         The standard formula for calculating effective annualized yield for the AIM Money Market Fund is as follows:


                              EY = (Y + 1)(365/7)- 1

         Where       EY   =    effective annualized yield.

                     Y    =    annualized yield, as determined above.

         The yield for each Fund, the yield and corresponding tax-equivalent yield for AIM Municipal Bond Fund, and the annualized and effective annualized yield for the AIM Cash Reserve Shares, Class B, Class C, Class R and Investor Class shares of AIM Money Market Fund are found in Appendix M. In addition, the distribution rates for each Fund (other than AIM Money Market Fund) are found in Appendix M.

Performance Information

         All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.

         Certain Funds may participate in the initial public offering (IPO) market in some market cycles. Because of these Funds' small asset bases, any investment the Funds may make in IPOs may significantly increase these Funds' total returns. As the Funds' assets grow, the impact of IPO investments will decline, which may decrease the Funds' total returns.

         The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results.

         Total return and yield figures for the Funds are neither fixed nor guaranteed. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:


Advertising Age                Forbes                          Nation's Business
Barron's                       Fortune                         New York Times
Best's Review                  Hartford Courant                Pension World
Bloomberg                      Inc.                            Pensions & Investments
Broker World                   Institutional Investor          Personal Investor
Business Week                  Insurance Forum                 Philadelphia Inquirer
Changing Times                 Insurance Week                  The Bond Buyer
Christian Science Monitor      Investor's Business Daily       USA Today
Consumer Reports               Journal of the American         U.S. News & World Report
Economist                      Society of CLU & ChFC           Wall Street Journal
FACS of the Week               Kiplinger Letter                Washington Post
Financial Planning             Money                           CNN
Financial Product News         Mutual Fund Forecaster          CNBC
Financial Services Week                                        PBS
Financial World


         Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

Bank Rate Monitor                     Lipper, Inc.
Bloomberg                             Mutual Fund Values (Morningstar)
Donoghue's                            Stanger
Lehman Live                           Weisenberger


         Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:



         Lehman Brothers High Yield Index


         Lehman Brothers Intermediate U.S. Government and Mortgage Index Lehman Brothers 1-2 year Government Bond Index
         Lehman Brothers 1-3 year Government/Credit Index
         Lehman Brothers Municipal Bond Index
         Lehman Brothers U.S. Credit Index
         Lehman Brothers U.S. Aggregate Bond Index
         Lipper BBB Rated Fund Index
         Lipper General Municipal Debt Fund Index
         Lipper High Yield Bond Fund Index
         Lipper Intermediate Investment Grade Debt Fund Index
         Lipper Intermediate U.S. Government Fund Index
         Lipper Real Estate Fund Index
         Lipper Short Investment Grade Debt Index

         Lipper Short U.S. Treasury Category Average
         Morgan Stanley REIT Index
         Standard & Poor's 500 Index

         Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasury Notes
         90 day Treasury Bills

         Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for such Funds may also include references to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose: (i) the largest holdings in the Funds' portfolios; (ii) certain selling group members; (iii) certain institutional shareholders; (iv) measurements of risk, including standard deviation, Beta and Sharpe ratios; and/or (v) capitalization and sector analysis of holdings in the Funds' portfolios.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                               PENDING LITIGATION


         A number of civil lawsuits, including purported class action and shareholder derivative suits, have been filed that involve one or more AIM or INVESCO Funds, their former and/or current investment adviser and/or certain other related parties and that are related to the claims filed by the SEC and/or the New York Attorney General against these parties. A list of such lawsuits that have been served or for which service of process has been waived, as of March 18, 2004 is set forth in Appendix N.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

         The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

         Moody's corporate ratings areas follows:

         Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa:      Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

         A:       Bonds and preferred stock which are rated A possess many
favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa:     Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba:      Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B:       Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa:     Bonds and preferred stock which are rated Caa are of poor
standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca:      Bonds and preferred stock which are rated Ca represent
obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C:       Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

         Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

         Moody's employs the following designations, all judged to be investment grade , to indicate the relative repayment ability of rated issuers.

PRIME-1:          Issuers (or supporting institutions) rated Prime-1 have a
superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2:          Issuers (or supporting institutions) rated Prime-2 have a
strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3:          Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME:        Issuers rated Not Prime do not fall within any of the
Prime rating categories.

         Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.

         Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

         Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

         Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

         Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Aa:      Issuers or issues rated Aa demonstrate very strong
creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         A:       Issuers or issues rated A present above-average
creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Baa:     Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ba:      Issuers or issues rated Ba demonstrate below-average
creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         B:       Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Caa:     Issuers or issues rated Caa demonstrate very weak
creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ca:      Issuers or issues rated Ca demonstrate extremely weak
creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         C:       Issuers or issues rated C demonstrate the weakest
creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

         In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

         In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

         In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

         The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

         MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

         Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

           STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

         Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

         S&P describes its ratings for corporate and municipal bonds as follows:

AAA:     Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA:      Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A:       Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB:     Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

NR: Not Rated.

                                S&P DUAL RATINGS

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                          S&P COMMERCIAL PAPER RATINGS

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

         These categories are as follows:

A-1:     This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2:     Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3:     Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B:       Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C:       This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:       Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

                        S&P SHORT-TERM MUNICIPAL RATINGS

         An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

         Note rating symbols are as follows:

SP-1:    Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2:    Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3:    Speculative capacity to pay principal and interest.

                         FITCH LONG-TERM CREDIT RATINGS

         Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

         Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' - 'BBB' categories; Short-term 'F1' - 'F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term 'BB'
- 'D'; Short-term 'B' - 'D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on 'AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for 'BBB' rated bonds was 0.35%, and for 'B' rated bonds, 3.0%.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

         The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

         Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

         Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

                      FITCH SPECULATIVE GRADE BOND RATINGS

BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

CC: Default of some kind appears probable.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.

                         FITCH SHORT-TERM CREDIT RATINGS

         The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+:    Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1:     Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated
"F-1+."

F-2:     Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3:     Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

B:       Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C:       High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D:       Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B
                              TRUSTEES AND OFFICERS


                              As of April 30, 2004



The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex, except for Messrs. Baker, Bunch, Lewis and Soll who oversee 111 portfolios in the AIM and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.


                                 TRUSTEE
  NAME, YEAR OF BIRTH AND         AND/OR
POSITION(S) HELD WITH THE        OFFICER                                                        OTHER TRUSTEESHIP(S)
         TRUST                    SINCE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS         HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS
-----------------------------------------------------------------------------------------------------------------------
Robert H. Graham(1) -- 1946       1988       Director and Chairman, A I M Management Group      None
Trustee, Chairman and                        Inc. (financial services holding company);
President                                    Director and Vice Chairman, AMVESCAP PLC and
                                             Chairman of AMVESCAP PLC - AIM Division (parent
                                             of AIM and a global investment management firm)

                                             Formerly:  President and Chief Executive
                                             Officer, A I M Management Group Inc.; Director,
                                             Chairman and President, A I M Advisors, Inc.
                                             (registered investment advisor); Director and
                                             Chairman, A I M Capital Management, Inc.
                                             (registered investment advisor),

                                             A I M Distributors, Inc. (registered broker
                                             dealer), AIM Investment Services, Inc.
                                             (registered transfer agent), and Fund Management
                                             Company (registered broker dealer); and Chief
                                             Executive Officer, AMVESCAP PLC - Managed
                                             Products
-----------------------------------------------------------------------------------------------------------------------
Mark H. Williamson(2) -- 1951     2003       Director, President and Chief Executive Officer,   None
Trustee and Executive Vice                   A I M Management Group Inc. (financial services
President                                    holding company); Director, Chairman and
                                             President, A I M Advisors, Inc. (registered
                                             investment advisor); Director, A I M Capital
                                             Management, Inc. (registered investment advisor)
                                             and A I M Distributors, Inc. (registered broker
                                             dealer); Director and Chairman, AIM Investment
                                             Services, Inc. (registered transfer agent), and
                                             Fund Management Company (registered broker
                                             dealer); and Chief Executive Officer, AMVESCAP
                                             PLC - AIM Division (parent of AIM and a global
                                             investment management firm)

                                             Formerly: Director, Chairman, President and
                                             Chief Executive Officer, INVESCO Funds Group,
                                             Inc. and INVESCO Distributors, Inc.; Chief
-----------------------------------------------------------------------------------------------------------------------

--------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

                                 TRUSTEE
  NAME, YEAR OF BIRTH AND         AND/OR
POSITION(S) HELD WITH THE        OFFICER                                                         OTHER TRUSTEESHIP(S)
        TRUST                     SINCE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS         HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
                                             Executive Officer, AMVESCAP PLC - Managed
                                             Products; Chairman and Chief Executive Officer
                                             of NationsBanc Advisors, Inc.; and Chairman of
                                             NationsBanc Investments, Inc.
----------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------
Bob R. Baker - 1936               2003       Retired                                            None
Trustee
                                             Formerly: President and Chief Executive Officer,
                                             AMC Cancer Research Center; and Chairman and
                                             Chief Executive Officer, First Columbia
                                             Financial Corporation
----------------------------------------------------------------------------------------------------------------------
Frank S. Bayley -- 1939           2001       Of Counsel, law firm of Baker & McKenzie           Badgley Funds, Inc.
Trustee                                      Formerly: Partner, law firm of Baker & McKenzie    (registered investment
                                                                                                company)
----------------------------------------------------------------------------------------------------------------------
James T. Bunch - 1942             2003       Co-President and Founder, Green, Manning & Bunch   None
Trustee                                      Ltd., (investment banking firm); and Director,
                                             Policy Studies, Inc. and Van Gilder Insurance
                                             Corporation
----------------------------------------------------------------------------------------------------------------------
Bruce L. Crockett -- 1944         1993       Chairman, Crockett Technology Associates           ACE Limited
Trustee                                      (technology consulting company)                    (insurance company);
                                                                                                and Captaris, Inc.
                                                                                                (unified messaging
                                                                                                provider)
----------------------------------------------------------------------------------------------------------------------
Albert R. Dowden -- 1941          2000       Director of a number of public and private         Cortland Trust, Inc.
Trustee                                      business corporations, including the Boss Group,   (Chairman)
                                             Ltd. (private investment and management) and       (registered
                                             Magellan Insurance Company                         investment company);
                                                                                                Annuity and Life Re
                                             Formerly:  Director, President and Chief           (Holdings), Ltd.
                                             Executive Officer, Volvo Group North America,      (insurance company)
                                             Inc.; Senior Vice President, AB Volvo; and
                                             director of various affiliated Volvo companies
----------------------------------------------------------------------------------------------------------------------
Edward K. Dunn, Jr. -- 1935       1998       Retired                                            None
Trustee
                                             Formerly: Chairman, Mercantile Mortgage Corp.;
                                             President and Chief Operating Officer,
                                             Mercantile-Safe Deposit & Trust Co.; and
                                             President, Mercantile Bankshares Corp.
----------------------------------------------------------------------------------------------------------------------

                                 TRUSTEE
  NAME, YEAR OF BIRTH AND         AND/OR
POSITION(S) HELD WITH THE        OFFICER                                                         OTHER TRUSTEESHIP(S)
        TRUST                     SINCE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS          HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
Jack M. Fields -- 1952            1997       Chief Executive Officer, Twenty First Century      Administaff; and
Trustee                                      Group, Inc. (government affairs company) and       Discovery Global
                                             Texana Timber LP (sustainable forestry company)    Education Fund
                                                                                                (non-profit)
-------------------------------- ----------- -------------------------------------------------- ----------------------
Carl Frischling -- 1937           1988       Partner, law firm of Kramer Levin Naftalis and     Cortland Trust, Inc.
Trustee                                      Frankel LLP                                        (registered
                                                                                                investment company)
-------------------------------- ----------- -------------------------------------------------- ----------------------
Gerald J. Lewis - 1933            2003       Chairman, Lawsuit Resolution Services (San Diego,  General Chemical
Trustee                                      California)                                        Group, Inc.

                                             Formerly: Associate Justice of the California
                                             Court of Appeals
-------------------------------- ----------- -------------------------------------------------- ----------------------
Prema Mathai-Davis -- 1950        1998       Formerly: Chief Executive Officer, YWCA of the     None
Trustee                                      USA
-------------------------------- ----------- -------------------------------------------------- ----------------------
Lewis F. Pennock -- 1942          1988       Partner, law firm of Pennock & Cooper              None
Trustee
-------------------------------- ----------- -------------------------------------------------- ----------------------
Ruth H. Quigley -- 1935           2001       Retired                                            None
Trustee
-------------------------------- ----------- -------------------------------------------------- ----------------------
Louis S. Sklar -- 1939            1989       Executive Vice President, Development and          None
Trustee                                      Operations, Hines Interests Limited Partnership
                                             (real estate development company)
-------------------------------- ----------- -------------------------------------------------- ----------------------
Larry Soll, Ph.D. - 1942          2003       Retired                                            None
Trustee
----------------------------------------------------------------------------------------------------------------------

                                  TRUSTEE
    NAME, YEAR OF BIRTH AND        AND/OR
   POSITION(S) HELD WITH THE      OFFICER                                                        OTHER TRUSTEESHIP(S)
             TRUST                 SINCE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        HELD BY TRUSTEE
OTHER OFFICERS

Kevin M. Carome -- 1956             2003     Director, Senior Vice President, Secretary and              N/A
Senior Vice President, Chief                 General Counsel, A I M Management Group Inc.
Legal Officer and Secretary                  (financial services holding company) and A I M
                                             Advisors, Inc.; and Vice President, A I M
                                             Capital Management, Inc., A I M Distributors,
                                             Inc. and AIM Investment Services, Inc.;
                                             Director, Vice President and General Counsel,
                                             Fund Management Company

                                             Formerly:  Senior Vice President and General
                                             Counsel, Liberty Financial Companies, Inc.; and
                                             Senior Vice President and General Counsel,
                                             Liberty Funds Group, LLC

Stuart W. Coco -- 1955  Vice        2002     Managing Director and Director of Money Market              N/A
President                                    Research and Special Projects, A I M Capital
                                             Management, Inc.; and Vice President, A I M
                                             Advisors, Inc.

Melville B. Cox -- 1943             1992     Vice President and Chief Compliance Officer,                N/A
Vice President                               A I M Advisors, Inc. and A I M Capital Management,
                                             Inc.; and Vice President, AIM Investment
                                             Services, Inc.

Sidney Dilgren -- 1961              2004     Vice President and Fund Treasurer, A I M                    N/A
Vice President and Treasurer                 Advisors, Inc.
                                             Formerly: Vice President, A I M Distributors,
                                             Inc.; and Senior Vice President, AIM Investment
                                             Services, Inc.

Karen Dunn Kelly --  1960           1992     Managing Director and Chief Cash Management Officer,        N/A
Vice President                               AIM Capital Management, Inc.; Director and President,
                                             Fund Management Company; and Vice President, AIM
                                             Advisors, Inc.

Edgar M. Larsen --  1940            1999     Director and Executive Vice President, A I M                N/A
Vice President                               Management Groups Inc.; Director and Senior Vice
                                             President, A I M Advisors, Inc.; and Director,
                                             Chairman, President, Director of Investments,
                                             Chief Executive Officer and Chief Investment
                                             Officer, A I M Capital Management, Inc.


--------------------------

            TRUSTEE OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2003


                                                                                    AGGREGATE DOLLAR RANGE OF
                                                                                     EQUITY SECURITIES IN ALL
                                                                                      REGISTERED INVESTMENT
                                                                                  COMPANIES OVERSEEN BY TRUSTEE
                                    DOLLAR RANGE OF EQUITY SECURITIES              IN THE AIM FAMILY OF FUNDS
     NAME OF TRUSTEE                            PER FUND                            -- REGISTERED TRADEMARK --
------------------------    -----------------------------------------------       ------------------------------
Robert H. Graham            High Yield                   $50,001 - $100,000               Over $100,000
                            Limited Maturity Treasury         Over $100,000
                            Municipal Bond                    Over $100,000

Mark H. Williamson                                - 0 -                                   Over $100,000

Bob R. Baker                High Yield                         $1 - $10,000               Over $100,000
                            Income                             $1 - $10,000
                            Intermediate Government            $1 - $10,000
                            Money Market                       $1 - $10,000
                            Municipal Bond                     $1 - $10,000
                            Real Estate                        $1 - $10,000

Frank S. Bayley             Income                        $10,001 - $50,000             $50,001 - $100,000

James T. Bunch              High Yield                         $1 - $10,000               Over $100,000
                            Income                             $1 - $10,000
                            Intermediate Government            $1 - $10,000
                            Money Market                       $1 - $10,000
                            Municipal Bond                     $1 - $10,000
                            Real Estate                        $1 - $10,000

Bruce L. Crockett                                 - 0 -                                 $10,001 - $50,000

Albert R. Dowden            High Yield                    $10,001 - $50,000               Over $100,000

Edward K. Dunn, Jr.         High Yield                         $1 - $10,000               Over $100,000
                            Money Market                      Over $100,000

Jack M. Fields                                    - 0 -                                  Over $100,000(3)

Carl Frischling             High Yield                    $10,001 - $50,000              Over $100,000(3)

Gerald J. Lewis             High Yield                         $1 - $10,000             $50,001 - $100,000
                            Income                             $1 - $10,000
                            Intermediate Government            $1 - $10,000
                            Money Market                       $1 - $10,000
                            Municipal Bond                     $1 - $10,000
                            Real Estate                        $1 - $10,000


--------------------------

3 Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                                                                    AGGREGATE DOLLAR RANGE OF
                                                                                     EQUITY SECURITIES IN ALL
                                                                                      REGISTERED INVESTMENT
                                                                                  COMPANIES OVERSEEN BY TRUSTEE
                                    DOLLAR RANGE OF EQUITY SECURITIES              IN THE AIM FAMILY OF FUNDS
     NAME OF TRUSTEE                            PER FUND                            -- REGISTERED TRADEMARK --
------------------------    -----------------------------------------------       ------------------------------
Prema Mathai-Davis                                - 0 -                                    $1 - $10,000

Lewis F. Pennock            High Yield                         $1 - $10,000             $50,001 - $100,000

Ruth H. Quigley                                    -0-                                     $1 -$10,000

Louis S. Sklar                                    - 0 -                                  Over $100,000(3)

Larry Soll                  High Yield                         $1 - $10,000               Over $100,000
                            Income                             $1 - $10,000
                            Intermediate Government            $1 - $10,000
                            Money Market                       $1 - $10,000
                            Municipal Bond                     $1 - $10,000
                            Real Estate                        $1 - $10,000



3 Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX C

                           TRUSTEES COMPENSATION TABLE


         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2003:



                                                                      ESTIMATED
                                                                        ANNUAL
                                                     RETIREMENT        BENEFITS
                                   AGGREGATE          BENEFITS           UPON                  TOTAL
                               COMPENSATION FROM       ACCRUED        RETIREMENT           COMPENSATION
                                      THE              BY ALL          FROM ALL            FROM ALL AIM
     TRUSTEE                        TRUST(1)        AIM FUNDS(2)     AIM FUNDS(3)            FUNDS(4)
-------------------------------------------------------------------------------------------------------
Bob R. Baker(5)                          N/A          $ 32,635         $114,131            $   154,554
Frank S. Bayley                      $12,020           131,228           90,000                159,000
James T. Bunch(5)                        N/A            20,436           90,000                138,679
Bruce L. Crockett                     12,025            46,000           90,000                160,000
Albert R. Dowden                      12,020            57,716           90,000                159,000
Edward K. Dunn, Jr.                   12,025            94,860           90,000                160,000
Jack M. Fields                        12,023            28,036           90,000                159,000
Carl Frischling(6)                    12,099            40,447           90,000                160,000
Gerald J. Lewis(5)                       N/A            20,436           90,000                142,054
Prema Mathai-Davis                    12,099            33,142           90,000                160,000
Lewis F. Pennock                      12,099            49,610           90,000                160,000
Ruth H. Quigley                       12,099           126,050           90,000                160,000
Louis S. Sklar                        12,025            72,786           90,000                160,000
Larry Soll(5)                            N/A            48,830          108,090                140,429


(1) Amounts shown are based on the fiscal year ended July 31, 2003. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended July 31, 2003, including earnings, was $44,159.

(2) During the fiscal year ended July 31, 2003, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $65,550.


(3) These amounts represent the estimated annual benefits payable by the AIM Funds and INVESCO Funds upon the trustee's retirement. These estimated benefits assume each trustee serves until his or her normal retirement date and has ten years of service.



(4) All trustees currently serve as trustees of nineteen registered investment companies advised by AIM.



(5) Messrs. Baker, Bunch and Lewis and Dr. Soll were elected as trustees of the Trust on October 21, 2003 and therefore receive no compensation from the Trust during the fiscal year ended July 31, 2003.


(6) During the fiscal year ended July 31, 2003, the Trust paid $32,038 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

                                   APPENDIX D

                              PROXY VOTING POLICIES


PROXY POLICIES AND PROCEDURES



Reviewed and approved by the AIM Funds Board of Directors/Trustees February 19, 2004 Adopted by the Board of Directors of each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company, Inc. June 26, 2003, as revised effective January 8, 2004






A.       PROXY POLICIES



         Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company, Inc. (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.



         I.       BOARDS OF DIRECTORS



                  A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.



                  There are some actions by directors that should result in votes being withheld. These instances include directors who:



                  - Are not independent directors and (a) sit on the board's audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;



                  - Attend less than 75 percent of the board and committee meetings without a valid excuse;



                  - Implement or renew a dead-hand or modified dead-hand poison pill;



                  - Sit on the boards of an excessive number of companies;



                  - Enacted egregious corporate governance or other policies or failed to replace management as appropriate;



                  - Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or



                  - Ignore a shareholder proposal that is approved by a majority of the shares outstanding.



                  Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:



                  - Long-term financial performance of the target company relative to its industry;



                  -        Management's track record;

                  -        Portfolio manager's assessment;



                  -        Qualifications of director nominees (both slates);



                  - Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and



                  -        Background to the proxy contest.



         II.      INDEPENDENT AUDITORS



                  A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:



                  - It is not clear that the auditors will be able to fulfill their function;



                  - There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or



                  - The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.



         III.     COMPENSATION PROGRAMS



                  Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.



                  - We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.



                  - We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.



                  - We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.



                  - We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.



                  - We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.



         IV.      CORPORATE MATTERS



                  We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.



                  - We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.



                  - We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.



                  - We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.



                  - We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.



         V.       SHAREHOLDER PROPOSALS



                  Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.



                  - We will generally abstain from shareholder social and environmental proposals.



                  - We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.



                  - We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.



                  - We will generally vote for proposals to lower barriers to shareholder action.



                  - We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).



         VI.      OTHER



                  - We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.



                  - We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.



                  - We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.



                  AIM's proxy policies, and the procedures noted below, may be amended from time to time.

B.       PROXY COMMITTEE PROCEDURES



         The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.



         The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by proxy.



         AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider.



         In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds' Board of Directors/Trustees:



         1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.



         2. AIM will not publicly announce its voting intentions and the reasons therefore.



         3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.



         4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.



C.       BUSINESS/DISASTER RECOVERY



         If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS shall to vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.



D.       RESTRICTIONS AFFECTING VOTING



         If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.



E.       CONFLICTS OF INTEREST



         The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.



         To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.



         The Proxy Voting Policies applicable to AIM Real Estate Fund follow:


                                 GENERAL POLICY


         INVESCO Institutional (NA), Inc. and its wholly-owned subsidiaries, and INVESCO Global Asset Management (N.A.), Inc. ("INVESCO") each has responsibility for making investment decisions that are in the best interest of its clients. As part of the investment management services it provides to clients, INVESCO may be authorized by clients to vote proxies appurtenant to the shares for which the clients are beneficial owners.



         As a fiduciary, INVESCO believes that it has a duty to manage clients' assets solely in the best interest of the clients and that the ability to vote proxies is a client asset. Accordingly, INVESCO has a duty to vote proxies in a manner in which it believes will add value to the client's investment.



         INVESCO is regulated by various state and federal laws, such as the Investment Advisers Act of 1940, the Investment Company Act of 1940, and the Employee Retirement Income Security Act of 1974 ("ERISA"). Because there may be different proxy voting standards for ERISA and non-ERISA clients, INVESCO's policy is to apply the proxy voting policies and procedures described herein to all of its clients. Any discussion herein which refers to an ERISA or non-ERISA situation is used for reference only.



         INVESCO may amend its proxy policies and procedures from time to time without prior notice to its clients.


                                   BACKGROUND


         ERISA fiduciary standards relating to proxy voting have not been interpreted until more recent times.



         Due to the large number of mergers and acquisitions in the 1980s and the growing importance of institutional investors in the equity markets, the Department of Labor ("DOL"), which enforces fiduciary standards for ERISA plan sponsors and managers, took the position that the right to vote shares of stock owned by a pension plan is, in itself, an asset of the plan. Thus, the "Wall Street Rule" of "vote with management (or abstain from voting) or sell the stock" was under scrutiny.



         In 1988, the DOL stated, in the "Avon Letter", that the fiduciary act of managing plan assets that are shares of corporate stock includes the voting of proxies appurtenant to those shares of stock. Accordingly, where the authority to manage plan assets has been delegated to an investment manager pursuant to ERISA, no person other than the investment manager has authority to vote proxies appurtenant to such plan assets, except to the extent the named fiduciary has reserved to itself the right to direct a plan trustee regarding the voting of proxies.



         In 1990, in the "Monks Letter", the DOL stated that an ERISA violation would occur if the investment manager is explicitly or implicitly assigned the authority to vote proxies appurtenant to certain plan-owned stock and the named fiduciary, trustee or any person other than the investment manager makes the decision on how to vote the same proxies. Thus, according to the DOL, if the investment management contract expressly provides that the investment manager is not required to vote proxies, but does not expressly preclude the investment manager from voting the relevant proxies, the investment manager would have the exclusive fiduciary responsibility for voting the proxies. In contrast, the DOL pointed out that if either the plan document or the investment management contract expressly precludes the investment manager from voting proxies, the responsibility for voting proxies lies exclusively with the trustee.



         In 1994, in its Interpretive Bulletin 94-2 ("94-2"), the DOL reiterated and supplemented the Avon and Monks Letters. In addition, 94-2 extended the principles put forth in the Avon and Monks Letters to voting of proxies on shares of foreign corporations. However, the DOL recognized that the cost of exercising a vote on a particular proxy proposal could exceed any benefit that the plan could expect to gain in voting on the proposal. Therefore, the plan fiduciary had to weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent and solely in the interest of the plan's participants and beneficiaries.



         In January 2003, the Securities and Exchange Commission ("SEC") adopted regulations regarding Proxy Voting by investment advisers (SEC Release No. IA-2106). These regulations required investment advisers to (1) adopt written proxy voting policies and procedures which describe how the adviser addresses material conflicts between its interests and those of its clients with respect to proxy voting and which also addresses how the adviser resolves those conflicts in the bet interest of clients; (2) disclose to clients how they can obtain information from the adviser on how the adviser voted the proxies; and
(3) describe to clients its proxy voting policies and procedure to clients and, upon request, furnish a copy of them to clients.


                               PROXY VOTING POLICY


         Consistent with the fiduciary standards discussed above, INVESCO will vote proxies unless either the named fiduciary (e.g., the plan sponsor) retains in writing the right to direct the plan trustee or a third party to vote proxies or INVESCO determines that any benefit the client might gain from voting a proxy would be outweighed by the costs associated therewith (i.e., foreign proxies). In voting such proxies, INVESCO will act prudently, taking into consideration those factors that may affect the value of the security and will vote such proxies in a manner in which, in its opinion, is in the best interests of clients.


                                 PROXY COMMITTEE


         The INVESCO Proxy Committee will establish guidelines and procedures for voting proxies and will periodically review records on how proxies were voted.



         The Proxy Committee will consist of certain of INVESCO's equity investment professionals and non-equity investment professionals.


                                  PROXY MANAGER


         The Proxy Committee will appoint a Proxy Manager and/or hire a third-party Proxy Agent to analyze proxies, act as a liaison to the Proxy Committee and manage the proxy voting process, which process includes the voting of proxies and the maintenance of appropriate records.



         The Proxy Manager will exercise discretion to vote proxies within the guidelines established by the Proxy Committee. The Proxy Manager will consult with the Proxy Committee in determining how to vote proxies for issues not specifically covered by the proxy voting guidelines adopted by the Proxy Committee or in situations where the Proxy Manager or members of the Committee determine that consultation is prudent.

                              CONFLICTS OF INTEREST


         In effecting our policy of voting proxies in the best interests of our clients, there may be occasions where the voting of such proxies may present an actual or perceived conflict of interest between INVESCO, as the investment manager, and clients.



         Some of these potential conflicts of interest situations include, but are not limited to, (1) where INVESCO (or an affiliate) manage assets, administer employee benefit plans, or provides other financial services or products to companies whose management is soliciting proxies and failure to vote proxies in favor of the management of such a company may harm our (or an affiliate's) relationship with the company; (2) where INVESCO (or an affiliate) may have a business relationship, not with the company, but with a proponent of a proxy proposal and where INVESCO (or an affiliate) may manage assets for the proponent; or (3) where INVESCO (or an affiliate) or any member of the Proxy Committee may have personal or business relationships with participants in proxy contests, corporate directors or candidates for corporate directorships, or where INVESCO (or an affiliate) or any member of the Proxy Committee may have a personal interest in the outcome of a particular matter before shareholders.



         In order to avoid even the appearance of impropriety, in the event that INVESCO (or an affiliate) manages assets for a company, its pension plan, or related entity or where any member of the Proxy Committee has a personal conflict of interest, and where we have invested clients' funds in that company's shares, the Proxy Committee will not take into consideration this relationship and will vote proxies in that company solely in the best interest of all of our clients.



         In addition, members of the Proxy Committee must notify INVESCO's Chief Compliance Officer, with impunity and without fear of retribution or retaliation, of any direct, indirect or perceived improper influence made by anyone within INVESCO or by an affiliated company's representatives with regard to how INVESCO should vote proxies. The Chief Compliance Officer will investigate the allegations and will report his or her findings the INVESCO Management Committee. In the event that it is determined that improper influence was made, the Management Committee will determine the appropriate action to take which may include, but is not limited to, (1) notifying the affiliated company's Chief Executive Officer, its Management Committee or Board of Directors, (2) taking remedial action, if necessary, to correct the result of any improper influence where the clients have been harmed, or (3) notifying the appropriate regulatory agencies of the improper influence and to fully cooperate with these regulatory agencies as required. In all cases, the Proxy Committee shall not take into consideration the improper influence in determining how to vote proxies and will vote proxies solely in the best interest of clients.



         Furthermore, members of the Proxy Committee must advise INVESCO's Chief Compliance Officer and fellow Committee members of any actual or potential conflicts of interest he or she may have with regard to how proxies are to be voted regarding certain companies (e.g., personal security ownership in a company, or personal or business relationships with participants in proxy contests, corporate directors or candidates for corporate directorships). After reviewing such conflict, upon advice from the Chief Compliance Officer, the Committee may require such Committee member to recuse himself or herself from participating in the discussions regarding the proxy vote item and from casting a vote regarding how INVESCO should vote such proxy.


                             PROXY VOTING PROCEDURES


The Proxy Manager will:



         -        Vote proxies;



         - Take reasonable steps to reconcile proxies received by INVESCO and/or a third-party Proxy Agent who administers the vote with shares held in the accounts;

         - Document the vote and rationale for each proxy voted (routine matters are considered to be documented if a proxy is voted in accordance with the Proxy Voting Guidelines established by the Proxy Committee);



         - If requested, provide to clients a report of the proxies voted on their behalf.


                             PROXY VOTING GUIDELINES


The Proxy Committee has adopted the following guidelines in voting proxies:



         I.       CORPORATE GOVERNANCE



                  INVESCO will evaluate each proposal separately. However, INVESCO will generally vote FOR a management sponsored proposal unless it believes that adoption of the proposal may have a negative impact on the economic interests of shareholders.



                  INVESCO will generally vote FOR



                           -        Annual election of directors



                           -        Appointment of auditors



                           - Indemnification of management or directors or both against negligent or unreasonable action



                           -        Confidentiality of voting



                           -        Equal access to proxy statements



                           -        Cumulative voting



                           -        Declassification of Boards



                           -        Majority of Independent Directors



                  INVESCO will generally vote AGAINST



                           - Removal of directors from office only for cause or by a supermajority vote



                           -        "Sweeteners" to attract support for
                                    proposals



                           -        Unequal voting rights proposals
                                    ("superstock")



                           -        Staggered or classified election of
                                    directors



                           - Limitation of shareholder rights to remove directors, amend by-laws, call special meetings, nominate directors, or other actions to limit or abolish shareholder rights to act independently such as acting by written consent



                           - Proposals to vote unmarked proxies in favor of management



                           - Proposals to eliminate existing pre-emptive rights

         II.      TAKEOVER DEFENSE AND RELATED ACTIONS



                  INVESCO will evaluate each proposal separately. Generally, INVESCO will vote FOR a management sponsored anti-takeover proposal which (1) enhances management's bargaining position and (2) when combined with other anti-takeover provisions, including state takeover laws, does not discourage serious offers. INVESCO believes that generally four or more anti-takeover measures, which can only be repealed by a super-majority vote, are considered sufficient to discourage serious offers and therefore should be voted AGAINST.



                  INVESCO will generally vote FOR



                           -        Fair price provisions



                           - Certain increases in authorized shares and/or creation of new classes of common or preferred stock



                           -        Proposals to eliminate greenmail provisions



                           -        Proposals to eliminate poison pill
                                    provisions



                           - Proposals to re-evaluate or eliminate in-place "shark repellents"



                  INVESCO will generally vote AGAINST



                           - Proposals authorizing the company's board of directors to adopt, amend or repeal by-laws without shareholders' approval



                           -        Proposals authorizing the company's
                                    management or board of directors to buy back shares at premium prices without shareholders' approval



         III.     COMPENSATION PLANS



                  INVESCO will evaluate each proposal separately. INVESCO believes that in order for companies to recruit, promote and retain competent personnel, companies must provide appropriate and competitive compensation plans. INVESCO will generally vote FOR management sponsored compensation plans, which are reasonable, industry competitive and not unduly burdensome to the company in order for the company to recruit, promote and retain competent personnel.



                  INVESCO will generally vote FOR



                           - Stock option plans and/or stock appreciation right plans



                           - Profit incentive plans provided the option is priced at 100% fair market value



                           -        Extension of stock option grants to
                                    non-employee directors in lieu of their cash compensation provided the option is priced at or about the then fair market value



                           - Profit sharing, thrift or similar savings plans



                  INVESCO will generally vote AGAINST



                           - Stock option plans that permit issuance of loans to management or selected employees with authority to sell stock purchased by the loan without immediate repayment, or that are overly generous (below market price or with appreciation rights paying the difference between option price and the stock, or permit pyramiding or the directors to lower the purchase price of outstanding options without a simultaneous and proportionate reduction in the number of shares available)



                           - Incentive plans which become effective in the event of hostile takeovers or mergers (golden and tin parachutes)



                           - Proposals creating an unusually favorable compensation structure in advance of a sale of the company



                           - Proposals that fail to link executive compensation to management performance



                           - Acceleration of stock options/awards if the majority of the board of directors changes within a two year period



                           - Grant of stock options to non-employee directors in lieu of their cash compensation at a price below 100% fair market value



                           - Adoption of a stock purchase plan at less than 85% of fair market value



         IV.      CAPITAL STRUCTURE, CLASSES OF STOCK AND RECAPITALIZATION



                  INVESCO will evaluate each proposal separately. INVESCO recognizes that from time to time companies must reorganize their capital structure in order to avail themselves of access to the capital markets and in order to restructure their financial position in order to raise capital and to be better capitalized. Generally, INVESCO will vote FOR such management sponsored reorganization proposals if such proposals will help the company gain better access to the capital markets and to attain a better financial position. INVESCO will generally vote AGAINST such proposals that appear to entrench management and do not provide shareholders with economic value.



                  INVESCO will generally vote FOR



                           - Proposals to reincorporate or reorganize into a holding company



                           - Authorization of additional common or preferred shares to accommodate a stock split or other business purposes not related to anti-takeover measures as long as the increase is not excessive and a valid need has been proven



                  INVESCO will generally vote AGAINST



                           - Proposals designed to discourage mergers and acquisitions in advance



                           - Proposals to change state of incorporation to a state less favorable to shareholders' interests



                           -        Reincorporating in another state to
                                    implement anti-takeover measures



         V.       SOCIAL RESPONSIBILITY



                  INVESCO will evaluate each proposal separately. INVESCO believes that a corporation, if it is in a solid financial position and can afford to do so, has an obligation to return certain largesse to the communities in which it operates. INVESCO believes that the primary mission of a company is to be profitable. However, where a company has proven that it is able to sustain a level of profitability and the market price of the company's shares reflect an appropriate economic value for such shares, INVESCO will generally vote FOR certain social responsibility initiatives. INVESCO will generally vote AGAINST proposed social responsibility initiatives if it believes that the company already has adequate policies and procedures in place and it should focus its efforts on enhancing shareholder value where the assets and resources involved could be put to better use in obtaining profits.



                  INVESCO will generally vote FOR



                           -        International Labor Organization Principles



                           - Resolutions seeking Basic Labor Protections and Equal Employment Opportunity



                           -        Expanding EEO/Social Responsibility
                                    Reporting


                                 RECORD KEEPING


         THE PROXY MANAGER WILL TAKE NECESSARY STEPS TO RETAIN PROXY VOTING RECORDS FOR THE PERIOD OF TIME AS REQUIRED BY REGULATIONS.

                                   APPENDIX E

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.


         A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.



         All information listed below is as of April 12, 2004.


AIM HIGH YIELD FUND


                                       CLASS A             CLASS B             CLASS C          INVESTOR CLASS      INSTITUTIONAL
                                        SHARES              SHARES              SHARES              SHARES           CLASS SHARES
                                      -------------------------------------------------------------------------------------------
                                      PERCENTAGE          PERCENTAGE          PERCENTAGE                              PERCENTAGE
         NAME AND ADDRESS OF           OWNED OF            OWNED OF            OWNED OF           PERCENTAGE           OWNED OF
           PRINCIPAL HOLDER             RECORD              RECORD              RECORD         OWNED OF RECORD          RECORD
---------------------------------------------------------------------------------------------------------------------------------
Charles Schwab & Co. Inc.
Special Custody FBO Customers (SIM)       --                  --                  --                33.65%                --
ATTN:  Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122

Citigroup Global Markets House Acct.      --                7.01%                 --                   --                 --
Attn:  Cindy Tempesta, 7th Floor
333 West 34th St.
New York, NY  10001-2402

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration                --                7.76%               7.67%                  --                 --
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246

National Financial Services Corp
The Exclusive Benefit of Cust
One World Financial Center                --                  --                  --                 5.01%                --
200 Liberty Street, 5th Floor
ATTN:  Kate Recon
New York, NY  10281-5503

AIM INCOME FUND


                                                                                                           INVESTOR
                                          CLASS A          CLASS B         CLASS C         CLASS R          CLASS
                                           SHARES          SHARES           SHARES          SHARES          SHARES
                                         ---------------------------------------------------------------------------
                                         PERCENTAGE      PERCENTAGE       PERCENTAGE      PERCENTAGE      PERCENTAGE
         NAME AND ADDRESS OF              OWNED OF        OWNED OF         OWNED OF        OWNED OF        OWNED OF
          PRINCIPAL HOLDER                 RECORD          RECORD           RECORD          RECORD          RECORD
--------------------------------------------------------------------------------------------------------------------
Airbrush Images Inc. 401(K) Plan             --               --              --              --            6.08%
Attn:  Daniel E. Henrichs TTEE
850 N FM 3083
Conroe, TX 77303-1850

Citigroup Global Markets House             5.78%              --              --              --              --
Attn:  Cindy Tempesta 7th A
333 West 34th Street
New York, NY   10001-2402

Cortina Tool & Molding Co.                   --               --              --              --            7.36%
Attn:  Michael Giannelli
912 Tamer Ln
Glenview, IL 60025-3767

D & L Manufacturing Inc. 401K PSP
Lee Eslicker TTEE
Omnibus Account                              --               --              --            6.20%             --
P. O. Box 52427
Tulsa, OK  74152-0427

Charles Schwab & Co. Inc.
Special Custody FBO Customers (SIM)          --               --              --              --           14.49%
ATTN:  Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers            --             5.51%           7.73%             --              --
Attn:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246

Union Bank of Calif TR
Select Benefit Omnibus                       --               --              --              --            6.42%
12 b 1 Fees
P.O. Box 85484
San Diego, CA  92186-5484

Reliance Trust Company
Custodian
FBO Continental Products Inc.                --               --              --           21.20%             --
401(K) Plan
P.O. Box 48529
Atlanta, GA  30362-1529

AIM INTERMEDIATE GOVERNMENT FUND


                                          CLASS A          CLASS B         CLASS C         CLASS R         INVESTOR
                                           SHARES          SHARES           SHARES          SHARES       CLASS SHARES
                                         ----------------------------------------------------------------------------
                                         PERCENTAGE      PERCENTAGE       PERCENTAGE      PERCENTAGE      PERCENTAGE
         NAME AND ADDRESS OF              OWNED OF        OWNED OF         OWNED OF        OWNED OF        OWNED OF
          PRINCIPAL HOLDER                 RECORD          RECORD           RECORD          RECORD          RECORD
---------------------------------------------------------------------------------------------------------------------
Cecille Stell Pulitzer 7/19/91
Cecille Stell Pulitzer TTE U/I
Revoc Trust                                  --               --              --              --            7.55%
c/o St. Louis Post-Dispatch
900 N. Tucker Blvd
St. Louis, MO  63101-1069

Charles Schwab & Co. Inc.
Special Custody FBO Customers
(SIM)                                        --               --              --              --           10.44%
ATTN:  Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122

AMVESCAP Nat'l. Trust Company TTEE
FBO Big Horn Basin
Orthopedic Clinic PC                         --               --              --           14.12%             --
401K Profit Sharing Plan
P. O. Box 105779
Atlanta, GA 30348-5779

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers         13.52%           11.24%          20.55%           8.98%             --
Attn:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246-6484


AIM LIMITED MATURITY TREASURY FUND


                                                     CLASS A                 CLASS A3            INSTITUTIONAL CLASS
                                                      SHARES                  SHARES                   SHARES
                                                    ----------------------------------------------------------------
                                                    PERCENTAGE              PERCENTAGE               PERCENTAGE
             NAME AND ADDRESS OF                     OWNED OF                OWNED OF                 OWNED OF
              PRINCIPAL HOLDER                        RECORD                  RECORD                   RECORD
--------------------------------------------------------------------------------------------------------------------
ESOR & Co.
Attn:  Trust Operations - Lynn Knight                   --                      --                     15.07%
P.O. Box 19006
Green Bay, WI 54307-9006

                                                     CLASS A                 CLASS A3            INSTITUTIONAL CLASS
                                                      SHARES                  SHARES                   SHARES
                                                    ----------------------------------------------------------------
                                                    PERCENTAGE              PERCENTAGE               PERCENTAGE
             NAME AND ADDRESS OF                     OWNED OF                OWNED OF                 OWNED OF
              PRINCIPAL HOLDER                        RECORD                  RECORD                   RECORD
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers                     9.33%                     --                        --
Attn:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246

MUIR & Co.                                              --                      --                     76.69%
c/o Frost
P.O. Box 2479
San Antonio, TX 78298-2479

Wachovia Securities, LLC FBO
U.S. Dept. of Education/TGSLC                         5.19%                     --                        --
Attn:  Mark Zarsky
301 Sundance Dr.
Round Rock, TX  78664


AIM MONEY MARKET FUND


                                           CASH                                                          INVESTOR      INSTITUTIONAL
                                          RESERVE        CLASS B        CLASS C         CLASS R          CLASS            CLASS
                                          SHARES         SHARES          SHARES          SHARES          SHARES          SHARES
                                        --------------------------------------------------------------------------------------------
                                        PERCENTAGE     PERCENTAGE      PERCENTAGE      PERCENTAGE      PERCENTAGE      PERCENTAGE
        NAME AND ADDRESS OF              OWNED OF       OWNED OF        OWNED OF        OWNED OF        OWNED OF        OWNED OF
          PRINCIPAL HOLDER                RECORD         RECORD          RECORD          RECORD          RECORD          RECORD
------------------------------------------------------------------------------------------------------------------------------------
A I M Distributors, Inc.                   9.08%            --             --              --              --               --
ATTN:  David Hessel
11 E. Greenway Plaza, Ste 100
Houston, TX  77046-1113

AMVESCAP National Trust Co.
FBO Equator Technologies, Inc.               --             --             --           31.52%             --               --
401 (K) Retirement Plan
P. O. Box 105779
Atlanta, GA 30348-5779

Citigroup Global Markets House Acct.         --           5.35%            --              --              --               --
Attn: Cindy Tempesta
333 West 34th St., 7th Floor
New York, NY 10001-2402

AIM MUNICIPAL BOND FUND


                                              CLASS A             CLASS B             CLASS C         INVESTOR CLASS
                                               SHARES              SHARES              SHARES             SHARES
                                             -----------------------------------------------------------------------
                                             PERCENTAGE          PERCENTAGE          PERCENTAGE         PERCENTAGE
          NAME AND ADDRESS OF                 OWNED OF            OWNED OF            OWNED OF           OWNED OF
           PRINCIPAL HOLDER                    RECORD              RECORD              RECORD             RECORD
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers                --                8.89%               14.39%                --
Attn:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246

Charles Schwab & Co. Inc.
Special Custody FBO Customer
(SIM)                                            --                  --                  --                5.85%
ATTN:  Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122

Citigroup Global Markets House Account           --                6.94%                 --                  --
Attn: Cindy  Tempesta
333 West 34th St., 7th Floor
New York, NY 10001-2402


AIM REAL ESTATE FUND


                                                                                                      INVESTOR
                                         CLASS A        CLASS B        CLASS C         CLASS R          CLASS          INSTITUTIONAL
                                          SHARES         SHARES         SHARES          SHARES          SHARES         CLASS SHARES
                                        --------------------------------------------------------------------------------------------
                                        PERCENTAGE     PERCENTAGE     PERCENTAGE      PERCENTAGE      PERCENTAGE        PERCENTAGE
          NAME AND ADDRESS OF            OWNED OF       OWNED OF       OWNED OF        OWNED OF        OWNED OF          OWNED OF
           PRINCIPAL HOLDER               RECORD         RECORD         RECORD          RECORD          RECORD            RECORD
------------------------------------------------------------------------------------------------------------------------------------
Charles Schwab & Co Inc.
Reinvestment Account                      15.39%            --              --             --           11.55%               --
101 Montgomery Street
San Francisco, CA  94104-4122

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers            --           5.43%          14.85%            --              --                --
Attn:  Fund Administration
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL  32246

                                                                                                      INVESTOR
                                         CLASS A        CLASS B        CLASS C         CLASS R          CLASS          INSTITUTIONAL
                                          SHARES         SHARES         SHARES          SHARES          SHARES         CLASS SHARES
                                        --------------------------------------------------------------------------------------------
                                        PERCENTAGE     PERCENTAGE     PERCENTAGE      PERCENTAGE      PERCENTAGE        PERCENTAGE
          NAME AND ADDRESS OF            OWNED OF       OWNED OF       OWNED OF        OWNED OF        OWNED OF          OWNED OF
           PRINCIPAL HOLDER               RECORD         RECORD         RECORD          RECORD          RECORD            RECORD
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets House Acct          --             --            5.60%            --              --                --
Attn:  Cindy Tempesta, 7th Floor
333 West 34th Street
New York, NY  10001-2402



AIM SHORT TERM BOND FUND



                                              CLASS A             CLASS C             CLASS R          INSTITUTIONAL
                                               SHARES              SHARES              SHARES          CLASS SHARES
-------------------------------------------------------------------------------------------------------------------
                                             PERCENTAGE          PERCENTAGE          PERCENTAGE         PERCENTAGE
          NAME AND ADDRESS OF                 OWNED OF            OWNED OF            OWNED OF           OWNED OF
           PRINCIPAL HOLDER                    RECORD              RECORD              RECORD             RECORD
-------------------------------------------------------------------------------------------------------------------
                                                N/A                 N/A                 N/A                 N/A


AIM TOTAL RETURN BOND FUND


                                               CLASS A            CLASS B           CLASS C          CLASS R         INSTITUTIONAL
                                                SHARES             SHARES            SHARES           SHARES          CLASS SHARES
                                              ------------------------------------------------------------------------------------
                                              PERCENTAGE        PERCENTAGE        PERCENTAGE        PERCENTAGE         PERCENTAGE
          NAME AND ADDRESS OF                  OWNED OF          OWNED OF          OWNED OF          OWNED OF           OWNED OF
            PRINCIPAL HOLDER                    RECORD            RECORD            RECORD            RECORD             RECORD
----------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets House Acct.              --                 --              6.35%              --                 --
Attn:  Cindy Tempesta, 7th Floor
333 West 34th St.
New York, NY  10001-2402

Leslie S. Packer PHD Def Ben Plan
Leslie S. Packer and Charles Packer TTEEs         --                 --              5.38%              --                 --
3961 Brookline Way
Redwood City, CA  94062-3914

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers                 --               5.84%               --               --                 --
Attn:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246

MANAGEMENT OWNERSHIP


As of April 12, 2004, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of each Fund.

                                   APPENDIX F

                                 MANAGEMENT FEES

For the last three fiscal years ended July 31, the management fees payable by each Fund, the amounts waived by AIM and the net fee paid by each Fund were as follows:


                                       2003
-----------------------------------------------------------
                                                      NET
                     MANAGEMENT    MANAGEMENT    MANAGEMENT
     FUND NAME       FEE PAYABLE  FEE WAIVERS     FEE PAID
-----------------------------------------------------------
      AIM High
     Yield Fund      $ 5,533,331  $    (8,331)  $ 5,525,000

  AIM Income Fund      2,412,877       (1,545)    2,411,332

  AIM Intermediate
  Government Fund      5,335,975      (22,714)    5,313,261

    AIM Limited
      Maturity
   Treasury Fund       1,392,547          N/A     1,392,547

  AIM Money Market
        Fund          10,145,165   (2,809,789)    7,335,376

   AIM Municipal
     Bond Fund         2,109,878          N/A     2,109,878

  AIM Real Estate
        Fund           2,327,770          N/A           N/A

   AIM Short Term
    Bond Fund(1)         598,592         (761)      597,831

  AIM Total Return
    Bond Fund(2)         306,590     (266,097)       40,493

                                      2002                                    2001
---------------------------------------------------------------------------------------------------
                                                    NET                                    NET
                       MANAGEMENT    MANAGEMENT  MANAGEMENT   MANAGEMENT    MANAGEMENT   MANAGEMENT
     FUND NAME        FEE PAYABLE   FEE WAIVERS   FEE PAID    FEE PAYABLE  FEE WAIVERS    FEE PAID
---------------------------------------------------------------------------------------------------
      AIM High
     Yield Fund       $ 6,811,857   $   (6,338)  $ 6,805,519  $ 9,230,307  $     (835)  $ 9,229,472

  AIM Income Fund       2,544,570       (1,176)    2,543,394    2,549,509        (109)    2,549,400

  AIM Intermediate
  Government Fund       3,328,024      (28,397)    3,299,627    2,247,495      (1,187)    2,246,308

    AIM Limited
      Maturity
   Treasury Fund        1,200,432          N/A     1,200,432      712,990         N/A       712,990

  AIM Money Market
        Fund            9,087,854          N/A     9,087,854    7,202,907         N/A     7,202,907

   AIM Municipal
     Bond Fund          2,040,421          N/A     2,040,421    1,729,991         N/A     1,729,991

  AIM Real Estate
        Fund              903,720          N/A           N/A      538,600         N/A           N/A

   AIM Short Term
    Bond Fund(1)              N/A          N/A           N/A          N/A         N/A           N/A

  AIM Total Return
    Bond Fund(2)           26,520      (46,520)        $ -0-          N/A         N/A           N/A


(1)   Commenced operations on August 30, 2002.

(2)   Commenced operations on December 31, 2001.

                                   APPENDIX G

                          ADMINISTRATIVE SERVICES FEES

         The Funds paid AIM the following amounts for administrative services for the last three fiscal years ended July 31:

             FUND NAME                      2003             2002             2001
-----------------------------           ------------     ------------     ------------
AIM High Yield Fund                     $    245,247     $    205,198     $    168,568

AIM Income Fund                              152,317          131,802          123,589

AIM Intermediate
Government Fund                              348,927          158,838          120,488

AIM Limited Maturity
Treasury Fund                                174,870          122,783           81,565

AIM Money Market Fund                        406,127          251,839          150,215

AIM Municipal Bond Fund                      123,845          112,021           96,500

AIM Real Estate Fund                          79,487           50,000           50,000

AIM Short Term Bond Fund(1)                   45,890              N/A              N/A

AIM Total Return Bond Fund(2)                 50,000           29,178              N/A

1        Commenced operations on August 30, 2002.

2        Commenced operations on December 31, 2001.

                                   APPENDIX H

                              BROKERAGE COMMISSIONS

Brokerage commissions(1) paid by each of the Funds listed below during the last three fiscal years ended July 31 were as follows:


               FUND                        2003             2002             2001
               ----                        ----             ----             ----
AIM High Yield Fund(2),(3)             $     38,526     $     72,345     $      3,642
AIM Income Fund(4)                            7,300            1,549           10,514
AIM Intermediate Government Fund                -0-              -0-              -0-
AIM Limited Maturity Treasury Fund              -0-              -0-              -0-
AIM Money Market Fund                           -0-              -0-              -0-
AIM Municipal Bond Fund                         -0-              -0-              -0-
AIM Real Estate Fund(5)                   1,059,539          441,056          177,266
AIM Short Term Bond Fund(6)                     -0-              N/A              N/A
AIM Total Return Bond Fund(7)                   -0-              -0-              N/A

(1) Disclosure regarding brokerage commissions paid on agency trades and designated as such on the trade confirm.


(2) The increase in brokerage commission paid by AIM High Yield Fund for the fiscal year ended July 31, 2002, as compared to the prior fiscal year ended July 31, 2001, was due to an increase in equity trading activity in the funds on which commissions were paid.



(3) The reduced amount in brokerage commissions paid by AIM High Yield Fund for the fiscal year ended July 31, 2003, as compared to the fiscal year ended July 31, 2002, was due to reduced activity in equity trades.


(4) The increase in brokerage commission paid by AIM Income Fund for the fiscal year ended July 31, 2003, as compared to the fiscal year ended July 31, 2002, was due to an increase in equity trading activity in the funds on which commissions were paid.


(5) The increase in brokerage commissions paid by AIM Real Estate Fund for the fiscal years ended July 31, 2002 and 2003, as compared to the prior fiscal year, was due to increased asset levels. The investment of additional cash generated more commissions.


6        Commenced operations on August 30, 2002.

7        Commenced operations on December 31, 2001.

                                   APPENDIX I

               DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASE
                   OF SECURITIES OF REGULAR BROKERS OR DEALERS

         During the last fiscal year ended July 31, 2003, none of the Funds, except AIM Real Estate Fund paid directed brokerage commissions. AIM Real Estate Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research statistics and other information:

                                                                                                  Related
       Fund                                          Transactions                          Brokerage Commissions
--------------------                                 ------------                          ---------------------
AIM Real Estate Fund                                 $102,849,945                                $209,995


         During the last fiscal year ended July 31, 2003, none of AIM High Yield Fund, AIM Intermediate Government Fund, AIM Limited Maturity Treasury Fund, AIM Municipal Bond Fund or AIM Real Estate Fund purchased securities of their "regular" brokers or dealers.



         During the last fiscal year ended July 31, 2003, the Funds purchased securities issued by the following companies, which are "regular" brokers or dealers of one or more of the Funds identified below:



                                                                                                       Market Value
                   Fund                                           Security                         (as of July 31, 2003)
------------------------------------------------------------------------------------------------------------------------
AIM Income Fund
                Bear Stearns & Cos. Inc. (The)         Senior Unsecured Global Notes                   $   1,410,360
                Goldman Sachs Group, L.P.              Unsecured Notes                                       438,640
                Lehman Brother Inc.                    Senior Subordinated Debentures                        920,760
                Morgan Stanley                         Unsecured Notes                                     1,988,201

AIM Money Market Fund
                Goldman Sachs Group, Inc. (The)        Promissory Notes                                $ 100,000,000
                Merrill Lynch Mortgage Capital, Inc.   Master Notes                                       70,000,000
                Morgan Stanley                         Master Notes                                       95,000,000

AIM Short Term Bond Fund
                Bear Stearns & Cos. Inc. (The)         Senior Unsecured Global Notes                   $   1,914,060
                Goldman Sachs Group, Inc. (The)        Global Bonds                                           83,021
                Goldman Sachs Group, L.P.              Unsecured Notes                                     1,973,880
                Lehman Brothers Holdings Inc.          Senior Notes                                          192,661
                Lehman Brothers Inc.                   Senior Subordinated Debentures                        143,869
                Lehman Brothers Inc.                   Senior Unsecured Subordinated Notes                   790,580
                Merrill Lynch & Co., Inc.              Series B. Medium Term Notes                         1,016,539
                Merrill Lynch & Co., Inc.              Series E. Floating Rate Medium Term                   400,635
                                                       Euro Notes
                Morgan Stanley                         Senior Global Notes                                 1,157,247
                Morgan Stanley                         Unsecured Notes                                       324,516

AIM Total Return Bond
                Bear Stearns & Cos. Inc. (The)         Senior Unsecured Global Notes                   $      20,148
                Goldman Sachs Group, Inc. (The)        Global Bonds                                          166,043
                Goldman Sachs Group, L.P.              Unsecured Notes                                       164,490
                Lehman Brothers Holdings Inc.          Senior Notes                                          275,230

                Lehman Brothers Inc.                   Senior Subordinated Debentures                        287,737
                Lehman Brothers Inc.                   Senior Unsecured Subordinated Notes                   169,410
                Merrill Lynch & Co., Inc.              Series B. Medium Term Notes                           259,595
                Morgan Stanley                         Senior Global Notes                                   413,303
                Morgan Stanley                         Unsecured Notes                                       216,344

                                   APPENDIX J

     AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS

         A list of amounts paid by each class of shares to AIM Distributors pursuant to the Plans for the fiscal year ended July 31, 2003 were as follows:

                                         CLASS A(1)       CLASS A(3)         CLASS B          CLASS C         CLASS R
             FUND                          SHARES           SHARES           SHARES            SHARES          SHARES
-------------------------------------   ------------     ------------     ------------     ------------     ------------
AIM High Yield Fund                     $  1,269,061              N/A     $  4,663,992     $    556,053              N/A
AIM Income Fund                              753,747              N/A        2,214,039          375,518     $      1,837
AIM Intermediate Government Fund           1,489,062              N/A        7,152,387        1,499,525            5,879
AIM Limited Maturity Treasury Fund(2)      1,021,729     $    140,276              N/A              N/A              N/A
AIM Money Market Fund                      2,854,476              N/A        5,497,582          943,558           17,527
AIM Municipal Bond Fund                      858,948              N/A        1,067,329          271,571              N/A
AIM Real Estate Fund                         414,390              N/A          919,868          482,573              N/A
AIM Short Term Bond Fund(3)                      N/A              N/A              N/A          897,887              N/A
AIM Total Return Bond Fund(4)                 52,374              N/A          335,706           67,977              N/A

(1)      For AIM Cash Reserve Shares of AIM Money Market Fund.

(2) Information on Class A3 shares in the table is for the period October 31, 2002 (the date Class A3 shares commenced operations) to July 31, 2003.

(3)      Commenced operations on August 30, 2002.

(4)      Commenced operations on December 31, 2001.

                                   APPENDIX K

          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS

         An estimate by category of the allocation of actual fees paid by Class A Shares (for AIM Money Market Fund, AIM Cash Reserve Shares) of the Funds during the fiscal year ended July 31, 2003 follows:

                                                      PRINTING &                   UNDERWRITERS     DEALERS
                                       ADVERTISING     MAILING        SEMINARS     COMPENSATION   COMPENSATION
                                       -----------    ----------     ----------    ------------   ------------
AIM High Yield Fund                    $      -0-     $      -0-     $      -0-     $      -0-     $1,269,062
AIM Income Fund                               -0-            -0-            -0-            -0-        753,747
AIM Intermediate Government Fund              -0-            -0-            -0-            -0-      1,489,062
AIM Limited Maturity Treasury Fund            -0-            -0-            -0-            -0-      1,021,729
AIM Money Market Fund                         -0-            -0-            -0-            -0-      2,854,476
AIM Municipal Bond Fund                       -0-            -0-            -0-            -0-        858,949
AIM Real Estate Fund                       43,193          4,573         15,244            -0-        351,380
AIM Total Return Bond Fund                    -0-            -0-            -0-            -0-         52,374

         An estimate by category of the allocation of actual fees paid by Class B Shares of the Funds during the fiscal year ended July 31, 2003 follows:

                                                      PRINTING &                   UNDERWRITERS     DEALERS
                                       ADVERTISING     MAILING        SEMINARS     COMPENSATION   COMPENSATION
                                       -----------    ----------     ----------    ------------   ------------
AIM High Yield Fund                    $   37,064     $    3,932     $   12,769     $3,497,994     $1,112,233
AIM Income Fund                            15,052          1,554          5,314      1,660,529        531,590
AIM Intermediate Government Fund           96,159         10,407         32,877      5,364,290      1,648,654
AIM Limited Maturity Treasury Fund            N/A            N/A            N/A            N/A            N/A
AIM Money Market Fund                      65,034          6,770         21,883      5,002,385      1,573,774
AIM Municipal Bond Fund                    11,386          1,240          3,443        800,496        250,764
AIM Real Estate Fund                       33,267          3,529         11,461        689,901        181,710
AIM Total Return Bond Fund                 18,155          3,985            -0-        251,779         61,787

         An estimate by category of the allocation of actual fees paid by Class C shares of the Funds during the fiscal year ended July 31, 2003 follows:

                                                      PRINTING &                   UNDERWRITERS     DEALERS
                                       ADVERTISING     MAILING        SEMINARS     COMPENSATION   COMPENSATION
                                       -----------    ----------     ----------    ------------   ------------
AIM High Yield Fund                    $   10,367     $    1,079     $    3,815     $   76,852     $  463,940
AIM Income Fund                             4,310            463          1,469         34,154        335,122
AIM Intermediate Government Fund           47,709          5,121         16,256        357,624      1,072,815
AIM Limited Maturity Treasury Fund            N/A            N/A            N/A            N/A            N/A
AIM Money Market Fund                      32,256          3,448         11,321        245,571        874,930
AIM Municipal Bond Fund                     5,084            503          1,596         38,308        226,080
AIM Real Estate Fund                       20,395          2,017          6,404        153,685        300,072
AIM Short Term Bond Fund                   25,822          2,554          8,108         90,805        770,598
AIM Total Return Bond Fund                  7,128          1,565            -0-         26,077         33,207

         An estimate by category of the allocation of actual fees paid by Class R shares of the Funds during the fiscal year ended July 31, 2003 follows:

                                                      PRINTING &                   UNDERWRITERS     DEALERS
                                       ADVERTISING     MAILING        SEMINARS     COMPENSATION   COMPENSATION
                                       -----------    ----------     ----------    ------------   ------------
AIM Income Fund                        $      351     $       37     $      124     $      -0-     $    1,326
AIM Intermediate Government Fund            1,130            122            409            -0-          4,218
AIM Money Market Fund                       1,632            173            538            -0-         15,184

         Class A3 shares of AIM Limited Maturity Treasury Fund commenced operations on October 31, 2002. The fees paid by Class A3 shares of the Fund for the above noted categories during the fiscal year ended July 31, 2003 was $140,276.

                                   APPENDIX L

                               TOTAL SALES CHARGES

         The following chart reflects the total sales charges paid in connection with the sale of Class A shares (for AIM Money Market Fund, AIM Cash Reserve Shares) of each Fund and the amount retained by AIM Distributors for the last three fiscal years ended July 31:

                                                  2003                          2002                          2001
                                       -------------------------     -------------------------     -------------------------
                                         SALES          AMOUNT         SALES          AMOUNT         SALES          AMOUNT
                                        CHARGES        RETAINED       CHARGES        RETAINED       CHARGES        RETAINED
                                       ----------     ----------     ----------     ----------     ----------     ---------
AIM High Yield Fund                    $  756,717     $  129,415     $  900,144     $  163,249     $2,210,223     $  388,238
AIM Income Fund                           420,419         75,260        719,480        130,523      1,331,391        241,096
AIM Intermediate Government Fund        2,025,052        362,569      1,659,371        300,212      1,265,501        215,039
AIM Limited Maturity Treasury Fund        320,512         93,147      1,032,517        262,205        417,964        100,352
AIM Money Market Fund                         N/A            N/A            N/A            N/A            N/A            N/A
AIM Municipal Bond Fund                   344,744         60,271        370,282         67,279        524,615         94,615
AIM Real Estate Fund                      953,351        162,429        574,475         94,833        101,685         17,940
AIM Short Term Bond Fund(1)                   N/A            N/A            N/A            N/A            N/A            N/A
AIM Total Return Bond Fund(2)             307,195         56,983         76,644         13,297            N/A            N/A


(1)      Commenced operations on April 30, 2004.


(2)      Commenced operations on December 31, 2001.

         The following chart reflects the contingent deferred sales charges paid by Class A (for AIM Money Market Fund, AIM Cash Reserve Shares), Class B, Class C and Class R shareholders and retained by AIM Distributors for the last three fiscal years ended July 31:

                                           2003           2002           2001
                                        ----------     ----------     ----------
AIM High Yield Fund                     $   45,207     $  287,974     $  105,346
AIM Income Fund(1)                          20,109         73,150         52,982
AIM Intermediate Government Fund(1)        466,622        283,571        209,395
AIM Limited Maturity Treasury Fund          26,131         82,921            N/A
AIM Money Market Fund(1)                 2,634,165      5,957,473      2,800,220
AIM Municipal Bond Fund                     90,868         97,058         25,351
AIM Real Estate Fund                        28,827          4,318          5,332
AIM Short Term Bond Fund(2)                  5,546            N/A            N/A
AIM Total Return Bond Fund(3)                2,679             14            N/A


(1) Information on Class R shares in the table above is for the period June 3, 2002 (the date Class R shares commenced operations) to July 31, 2002.


(2)      Commenced operations on August 30, 2002.

(3)      Commenced operations on December 31, 2001.

                                   APPENDIX M

                                PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURNS

The average annual total returns (including sales loads) for each Fund, with respect to its Class A shares for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2004 are as follows:


                                                                    PERIODS ENDED
                                                                    -------------
                                                                  JANUARY 31, 2004
                                                                  ----------------
                                                                                         SINCE         INCEPTION
         CLASS A SHARES:                           1 YEAR       5 YEARS     10 YEARS    INCEPTION        DATE
         --------------                            ------       -------     --------    ---------        ----
AIM High Yield Fund                                23.59         -3.33        1.63         N/A         07/11/78
AIM Income Fund                                     5.57          1.26        4.32         N/A         05/03/68
AIM Intermediate Government Fund                   -2.67          3.86        5.01         N/A         04/28/87
AIM Limited Maturity Treasury Fund                  0.46          4.39        4.85         N/A         12/15/87
AIM Municipal Bond Fund                             1.16          3.50        4.24         N/A         03/28/77
AIM Real Estate Fund                               40.21         16.38         N/A        9.63         12/31/96
AIM Short Term Bond Fund                             N/A           N/A         N/A         N/A         04/30/04
AIM Total Return Bond Fund                          0.93           N/A         N/A        4.59         12/31/01






         The average annual total return for AIM Cash Reserve Shares of AIM Money Market Fund for the one year period ended January 31, 2004, was 0.55%; for the five year period ended January 31, 2004, was 2.79%; and for the ten year period ended January 31, 2004 was 3.62%.


         The average annual total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2004 are as follows:


                                                                   PERIODS ENDED
                                                                   -------------
                                                                 JANUARY 31, 2004
                                                                 ----------------
                                                                                         SINCE         INCEPTION
         CLASS B SHARES:                           1 YEAR       5 YEARS     10 YEARS    INCEPTION        DATE
         --------------                            ------       -------     --------    ---------        ----
AIM High Yield Fund                                24.11         -3.30        1.50         N/A         09/01/93
AIM Income Fund                                     4.85          1.15        4.15         N/A         09/07/93
AIM Intermediate Government Fund                   -3.45          3.81        4.88         N/A         09/07/93
AIM Money Market Fund                              -4.95          1.72        3.00         N/A         10/16/93
AIM Municipal Bond Fund                             0.49          3.42        4.10         N/A         09/01/93
AIM Real Estate Fund                               41.20         16.51         N/A        8.79         03/03/98
AIM Total Return Bond Fund                          0.19           N/A         N/A        4.92         12/31/01

         The average annual total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2004 are as follows:


                                                                  PERIODS ENDED
                                                                  -------------
                                                                 JANUARY 31, 2004
                                                                 ----------------
                                                                                          SINCE        INCEPTION
         CLASS C SHARES:                           1 YEAR       5 YEARS     10 YEARS    INCEPTION        DATE
         --------------                            ------       -------     --------    ---------        ----
AIM High Yield Fund                                27.92         -3.11         N/A        -2.48        08/04/97
AIM Income Fund                                     8.71          1.45         N/A         2.75        08/04/97
AIM Intermediate Government Fund                    0.46          4.13         N/A         4.93        08/04/97
AIM Money Market Fund                              -0.80          2.12         N/A         2.50        08/04/97
AIM Municipal Bond Fund                             4.38          3.74         N/A         4.09        08/04/97
AIM Real Estate Fund                               45.23         16.71         N/A        12.72        05/01/95
AIM Short Term Bond Fund                            3.17           N/A         N/A         3.27        08/30/02
AIM Total Return Bond Fund                          4.19           N/A         N/A         6.27        12/31/01


         The average annual total returns (not including the 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year) for each Fund, with respect to its Class R shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2004 are as follows:


                                                                  PERIODS ENDED
                                                                  -------------
                                                                 JANUARY 31, 2004
                                                                 ----------------
                                                                                         SINCE         INCEPTION
         CLASS R SHARES:                           1 YEAR       5 YEARS     10 YEARS    INCEPTION        DATE***
         --------------                            ------       -------     --------    ---------        ----
AIM Income Fund*                                   10.39          1.96       4.55          N/A         05/03/68
AIM Intermediate Government Fund*                   2.03          4.66       5.27          N/A         04/28/87
AIM Money Market Fund*                              0.30          2.53       3.36          N/A         10/16/93



* The returns shown for the one year period are the historical returns of the Fund's Class R shares. The returns shown for the five and ten year periods and since inception for the Fund are the blended returns of the historical performance of the Fund's Class R shares since June 3, 2002 and the restated historical performance of the Fund's Class A shares (AIM Cash Reserve shares for AIM Money Market Fund) (for periods prior to June 3, 2002) at the net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to Class R shares.



** The returns shown for these periods are the restated historical performance of the Fund's Class A shares (Class C shares for AIM Short Term Bond Fund) (for the periods prior to April 30, 2004) at net asset value and reflect the higher Rule 12b-1 fees applicable to Class C shares for AIM Short Term Bond Fund and are adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares for AIM Real Estate Fund and AIM Total Return Bond Fund.



*** The inception dates shown in the table are those of AIM Income Fund's, AIM Intermediate Government Fund's, AIM Real Estate Fund's and AIM Total Return Bond Fund's Class A shares, AIM Short Term Bond Fund's Class C shares and AIM Money Market Fund's AIM Cash Reserve Shares. The inception date of AIM Income Fund's, AIM Intermediate Government Fund's and AIM Money Market Fund's Class R shares is June 3, 2002. The inception date of AIM Real Estate Fund's, AIM Short Term Bond Fund's and AIM Total Return Bond Fund's Class R shares is April 30, 2004.


         The average annual total returns for AIM Limited Maturity Treasury Fund, with respect to its Class A3 shares, for the one, five and ten year period ended January 31, 2004 are as follows:

                                                                  PERIODS ENDED
                                                                  -------------
                                                                 JANUARY 31, 2004*
                                                                 ----------------
                                                                                         SINCE         INCEPTION
         CLASS A3 SHARES:                          1 YEAR       5 YEARS     10 YEARS    INCEPTION        DATE**
         ---------------                           ------       -------     --------    ---------        ----
AIM Limited Maturity Treasury Fund                  1.32          4.39        4.74         N/A          12/15/87



* The returns shown for the one year period are the historical returns of the Fund's Class A3 shares. The returns shown for the five and ten year periods and since inception are the blended returns of the historical performance of the Fund's Class A3 shares since October 31, 2002 and the restated historical performance of the Fund's Class A shares (for periods prior to October 31, 2002) at the net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to Class A3 shares.



** The inception date shown in the table is that of the Fund's Class A shares. The inception date of the Fund's Class A3 shares is October 31, 2002.


         The average annual total returns for each Fund, with respect to its Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2004 are as follows:

                                                                  PERIODS ENDED
                                                                  -------------
                                                                 JANUARY 31, 2004*
                                                                 ----------------
                                                                                         SINCE         INCEPTION
         INVESTOR CLASS SHARES:                    1 YEAR       5 YEARS     10 YEARS    INCEPTION        DATE**
         ---------------------                     ------       -------     --------    ---------        ----
AIM High Yield Fund                                29.83         -2.39        2.12          N/A         07/11/78
AIM Income Fund                                    10.98          2.28        4.84          N/A         05/03/68
AIM Intermediate Government Fund                    2.17          4.90        5.52          N/A         04/28/87
AIM Money Market Fund                               0.64          2.81        3.63          N/A         10/16/93
AIM Municipal Bond Fund                             6.15          4.52        4.74          N/A         03/28/77
AIM Real Estate Fund                               47.18         17.51         N/A        10.38         12/31/96


* The returns shown for these periods are the blended returns of the Fund's Investor Class shares since September 30, 2003 and restated historical performance of the Fund's Class A shares (AIM Cash Reserve Shares of AIM Money Market Fund) (for periods prior to September 30, 2003) at the net asset value, and reflect the higher Rule 12b-1 fees applicable to Class A shares.



** The inception date shown is that of the Fund's Class A shares (AIM Cash Reserve Share of AIM Money Market Fund). The inception date of the Fund's Investor Class shares is September 30, 2003.


CUMULATIVE TOTAL RETURNS

         The cumulative total returns (including sales load) for each Fund with respect to its Class A shares for the one, five and ten year periods (or since inception, if less than ten years), ended January 31, 2004 are as follows:


                                                          PERIODS ENDED
                                                          -------------
                                                         JANUARY 31, 2004
                                                         ----------------
                                                                                          SINCE        INCEPTION
         CLASS A SHARES:                           1 YEAR       5 YEARS     10 YEARS    INCEPTION        DATE
         ---------------                           ------       -------     --------    ---------        ----
AIM High Yield Fund                                23.59        -15.59       17.51          N/A        07/11/78
AIM Income Fund                                     5.57          6.47       52.61          N/A        05/03/68
AIM Intermediate Government Fund                   -2.67         20.96       63.05          N/A        04/28/87
AIM Limited Maturity Treasury Fund                  0.46         23.97       60.55          N/A        12/15/87
AIM Municipal Bond Fund                             1.16         18.79       51.44          N/A        03/28/77
AIM Real Estate Fund                               40.31        113.51         N/A        91.83        12/31/96
AIM Short Term Bond Fund*                           0.93          N/A          N/A         9.80        08/30/02**
AIM Total Return Bond Fund                          0.55         14.76       42.76          N/A        12/31/01

* The returns shown for these periods are the restated historical performance of the Fund's Class C shares (for the periods prior to April 30, 2004) at net asset value and reflect the higher Rule 12b-1 fees applicable to the Class C shares.



** The inception date shown in the table is that of AIM Short Term Bond Fund's Class C shares. The inception date of AIM Short Term Bond Fund's Class A shares is April 30, 2004.





         The cumulative total returns for AIM Cash Reserves Shares of AIM Money Market Fund for the one-year period ended January 31, 2004 was [0.64%;] and for the five-year period ended January 31, 2004 was [16.92%;] and since inception was [43.32%.]

         The cumulative total returns (including maximum applicable contingent deferred sales charge) for each of the named Funds' Class B shares for the one, five and ten year periods (or since inception, if less than ten years), ended January 31, 2004 are as follows:


                                                          PERIODS ENDED
                                                          -------------
                                                         JANUARY 31, 2004
                                                         ----------------
                                                                                          SINCE        INCEPTION
         CLASS B SHARES:                           1 YEAR       5 YEARS     10 YEARS    INCEPTION         DATE
         ---------------                           ------       -------     --------    ---------         ----
AIM High Yield Fund                                24.11        -15.46       16.06          N/A         09/01/93
AIM Income Fund                                     4.85          5.88       50.20          N/A         09/07/93
AIM Intermediate Government Fund                   -3.45         20.54       60.96          N/A         09/07/93
AIM Money Market Fund                              -4.95          8.89       34.34          N/A         10/16/93
AIM Municipal Bond Fund                             0.49         18.31       49.47          N/A         09/01/93
AIM Real Estate Fund                               41.20        114.67         N/A        64.60         03/03/98
AIM Total Return Bond Fund                          0.19          N/A          N/A        10.53         12/31/01


         The cumulative total returns (including maximum applicable contingent deferred sales charge) for each of the named Funds' Class C shares for the one, five and ten year periods (or since inception, if less than ten years), ended January 31, 2004 are as follows:


                                                                   PERIODS ENDED
                                                                   -------------
                                                                  JANUARY 31, 2004
                                                                  ----------------
                                                                                          SINCE        INCEPTION
         CLASS C SHARES:                           1 YEAR       5 YEARS     10 YEARS    INCEPTION         DATE
         ---------------                           ------       -------     --------    ---------         ----
AIM High Yield Fund                                27.92        -14.61         N/A       -15.02         08/04/97
AIM Income Fund                                     8.71          7.47         N/A        19.24         08/04/97
AIM Intermediate Government Fund                    0.46         22.42         N/A        36.67         08/04/97
AIM Money Market Fund                              -0.80         11.06         N/A        17.41         08/04/97
AIM Municipal Bond Fund                             4.38         20.16         N/A        29.74         08/04/97
AIM Real Estate Fund                               45.23        116.50         N/A       185.20         05/01/95
AIM Short Term Bond Fund                            3.17           N/A         N/A         4.68         08/30/02
AIM Total Return Bond Fund                          4.19           N/A         N/A        13.53         12/31/01


         The cumulative total returns (not including the 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year) for each Fund, with respect to its Class R shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2004 are as follows:

                                                                   PERIODS ENDED
                                                                   -------------
                                                                  JANUARY 31, 2004
                                                                  ----------------
                                                                                          SINCE        INCEPTION
         CLASS R SHARES:                           1 YEAR       5 YEARS     10 YEARS    INCEPTION        DATE***
         ---------------                           ------       -------     --------    ---------        ----
AIM Income Fund*                                    10.39         10.19       56.05        N/A         05/03/68
AIM Intermediate Government Fund*                    2.03         25.59       67.10        N/A         04/28/87
AIM Money Market Fund*                               0.30         13.32       39.23        N/A         10/16/93



* The returns shown for the one year period are the historical returns of the Fund's Class R shares The returns shown for the five and ten year periods and since inception for the Fund are the blended returns of the historical performance of the Fund's Class R shares since June 3, 2002 and the restated historical performance of the Funds' Class A shares (AIM Cash Reserve shares for AIM Money Market Fund) (for periods prior to June 3, 2002) at the net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to Class R shares.



** The returns shown for these periods are the restated historical performance of the Fund's Class A shares (Class C shares for AIM Short Term Bond Fund) (for the periods prior to April 30, 2004) at net asset value and reflect the higher Rule 12b-1 fees applicable to Class C shares for AIM Short Term Bond Fund and are adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares for AIM Real Estate Fund and AIM Total Return Bond Fund.



*** The inception date shown in the table is that of the AIM Income Fund's and AIM Intermediate Government Fund's, AIM Real Estate Fund's and AIM Total Return Bond Fund's Class A shares, AIM Short Term Bond Fund's Class C shares and AIM Money Market Fund is AIM Cash Reserve Shares. The inception date of AIM Income Fund's, AIM Intermediate Government Fund's and AIM Money Market Fund's Class R shares is June 3, 2002. The inception date of AIM Real Estate Fund's, AIM Short Term Bond Fund's and AIM Total Return Bond Fund's Class R shares is April 30, 2004.


         The cumulative annual total returns for AIM Limited Maturity Treasury Fund, with respect to its Class A3 shares, for the one, five and ten year periods ended January 31, 2004 are as follows:


                                                                   PERIODS ENDED
                                                                   -------------
                                                                  JANUARY 31, 2004*
                                                                  ----------------
                                                                                          SINCE        INCEPTION
         CLASS A3 SHARES:                          1 YEAR       5 YEARS     10 YEARS    INCEPTION        DATE**
         ----------------                          ------       -------     --------    ---------        ----
AIM Limited Maturity Treasury Fund                   1.32         23.95       58.94        N/A         12/15/87



* The returns shown for the one year period are the historical returns of the Fund's Class A3 shares. The returns shown for the five and ten year periods and since inception are the blended returns of the historical performance of the Fund's class A3 shares since October 31, 2002 and the restated historical performance of the Fund's Class A shares (for periods prior to October 31, 2002) at the net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to Class A3 shares.



** The inception date shown in the table is that of the Fund's Class A shares. The inception date of the Fund's Class A3 shares is October 31, 2002.


         The cumulative annual total returns for each Fund, with respect to its Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2004 are as follows:

                                                                   PERIODS ENDED
                                                                   -------------
                                                                  JANUARY 31, 2004*
                                                                  ----------------
                                                                                          SINCE       INCEPTION
      INVESTOR CLASS SHARES:                       1 YEAR       5 YEARS     10 YEARS    INCEPTION       DATE**
      ---------------------                        ------       -------     --------    ---------       ----
AIM High Yield Fund                                 29.83        -11.37       23.34          N/A       07/11/78
AIM Income Fund                                     10.98         11.91       60.46          N/A       05/03/68
AIM Intermediate Government Fund                     2.17         27.02       71.12          N/A       04/28/87
AIM Money Market Fund                                0.64         14.86       42.88          N/A       10/16/93
AIM Municipal Bond Fund                              6.15         24.72       58.95          N/A       03/28/77
AIM Real Estate Fund                                47.18        124.06         N/A       101.35       12/31/96



* The returns shown for these periods are the blended returns of the Fund's Investor Class shares since September 30, 2003 and the restated historical performance of the Fund's Class A shares(AIM Cash Reserve Shares of AIM Money Market Fund) (for periods prior to September 30, 2003) at the net asset value, and reflect the higher Rule 12b-1 fees applicable to Class A shares.



** The inception date shown is that of the Fund's Class A shares(AIM Cash Reserve Shares of AIM Money Market Fund). The Inception date of the Funds' Investor Class shares is September 30, 2003.


AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTION)

         The average annual total returns (after taxes on distributions and including sales load) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2004 are as follows:


                                                                   PERIODS ENDED
                                                                   -------------
                                                                  JANUARY 31, 2004
                                                                  ----------------
                                                                                          SINCE        INCEPTION
         CLASS A SHARES:                           1 YEAR       5 YEARS     10 YEARS    INCEPTION        DATE
         ---------------                           ------       -------     --------    ---------        ----
AIM High Yield Fund                                 20.03         -7.28       -2.36         N/A        07/11/78
AIM Income Fund                                      3.38         -1.24        1.57         N/A        05/03/68
AIM Intermediate Government Fund                    -4.26          1.70        2.55         N/A        04/28/87
AIM Limited Maturity Treasury Fund                  -0.56          2.74        2.96         N/A        12/15/87
AIM Municipal Bond Fund                              1.15          3.50        4.22         N/A        03/28/77
AIM Real Estate Fund                                38.84         14.73         N/A        7.81        12/31/96
AIM Short Term Bond Fund*                             N/A           N/A         N/A         N/A        08/30/02
AIM Total Return Bond Fund                          -0.66           N/A         N/A        2.97        12/31/01



* The returns shown for these periods are the restated historical performance of the Fund's Class C shares (for the periods prior to April 30, 2004) at net asset value and reflect the higher Rule 12b-1 fees applicable to the Class C shares.



** The inception date shown in the table is that of AIM Short Term Bond Fund's Class C shares. The inception date of AIM Short Term Bond Fund's Class A shares is April 30, 2004.


         The average annual total returns (after taxes on distributions and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2004 are as follows:

                                                                   PERIODS ENDED
                                                                   -------------
                                                                  JANUARY 31, 2004
                                                                  ----------------
                                                                                          SINCE        INCEPTION
         CLASS B SHARES:                           1 YEAR       5 YEARS     10 YEARS    INCEPTION        DATE
         ---------------                           ------       -------     --------    ---------        ----
AIM High Yield Fund                                 20.72         -7.01       -2.23         N/A         09/01/93
AIM Income Fund                                      2.83         -1.08        1.68         N/A         09/07/93
AIM Intermediate Government Fund                    -4.85          1.90        2.69         N/A         09/07/93
AIM Municipal Bond Fund                              0.49          3.41        4.08         N/A         09/01/93
AIM Real Estate Fund                                40.13         15.16         N/A        7.39         03/03/98
AIM Total Return Bond Fund                          -1.21           N/A         N/A        3.54         12/31/01


         The average annual total returns (after taxes on distributions and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2004 are as follows:


                                                                   PERIODS ENDED
                                                                   -------------
                                                                  JANUARY 31, 2004
                                                                  ----------------
                                                                                          SINCE        INCEPTION
         CLASS C SHARES:                           1 YEAR       5 YEARS     10 YEARS    INCEPTION        DATE
         ---------------                           ------       -------     --------    ---------        ----
AIM High Yield Fund                                 24.52         -6.78        N/A        -6.08         08/04/97
AIM Income Fund                                      6.69         -0.76        N/A         0.46         08/04/97
AIM Intermediate Government Fund                    -0.95          2.24        N/A         2.92         08/04/97
AIM Municipal Bond Fund                              4.38          3.73        N/A         4.08         08/04/97
AIM Real Estate Fund                                44.15         15.36        N/A        11.21         05/01/95
AIM Short Term Bond Fund                             2.24           N/A        N/A         2.30         08/30/02
AIM Total Return Bond Fund                           2.79           N/A        N/A         4.92         12/31/01


         The average annual total returns (after taxes on distributions) for AIM Limited Maturity Treasury Fund, with respect to its Class A3 shares, for the one, five and ten year periods ended January 31, 2004 are as follows:


                                                                   PERIODS ENDED
                                                                   -------------
                                                                  JANUARY 31, 2004*
                                                                  ----------------
                                                                                          SINCE        INCEPTION
         CLASS A3 SHARES:                          1 YEAR       5 YEARS     10 YEARS    INCEPTION        DATE**
         ---------------                           ------       -------     --------    ---------        ----
AIM Limited Maturity Treasury Fund                   0.35          2.75        2.86        N/A         12/15/87



* The returns shown for the one year period are the historical returns of the Fund's Class A3 shares. The returns shown for the five and ten year periods and since inception are the blended returns of the historical performance of the Fund's Class A3 shares since October 31, 2002 and the restated historical performance of the Fund's Class A shares (for periods prior to October 31, 2002) at the net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to Class A3 shares.



** The inception date shown in the table is that of the Fund's Class A shares. The inception date of the Fund's Class A3 shares is October 31, 2002.





         The average annual total returns (after taxes on distributions) for each Fund, with respect to its Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2004 are as follows:

                                                                   PERIODS ENDED
                                                                   -------------
                                                                  JANUARY 31, 2004*
                                                                  ----------------
                                                                                          SINCE        INCEPTION
      INVESTOR CLASS SHARES:                       1 YEAR       5 YEARS     10 YEARS    INCEPTION        DATE**
      ---------------------                        ------       -------     --------    ---------        ----
AIM High Yield Fund                                 26.09         -6.37       -1.88         N/A         07/11/78
AIM Income Fund                                      8.67         -0.25        2.08         N/A         05/03/68
AIM Intermediate Government Fund                     0.50          2.70        3.05         N/A         04/28/87
AIM Municipal Bond Fund                              6.15          4.51        4.73         N/A         03/28/77
AIM Real Estate Fund                                43.73         15.84         N/A        8.55         12/31/96



* The returns shown for these periods are the blended returns of the Fund's Investor Class shares since September 30, 2003 and restated historical performance of the Fund's Class A shares (AIM Cash Reserve Shares of AIM Money Market Fund) (for periods prior to September 30, 2003) at the net asset value, and reflect the higher Rule 12b-1 fees applicable to Class A shares.



** The inception date shown is that of the Fund's Class A shares (AIM Cash Reserve Share of AIM Money Market Fund). The inception date of the Fund's Investor Class shares is September 30, 2003.


AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)

         The average annual total returns (after taxes on distributions and redemption and including sales loads) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2004 are as follows:


                                                                   PERIODS ENDED
                                                                   -------------
                                                                  JANUARY 31, 2004
                                                                  ----------------
                                                                                          SINCE        INCEPTION
         CLASS A SHARES:                           1 YEAR       5 YEARS     10 YEARS    INCEPTION        DATE
         ---------------                           ------       -------     --------    ---------        ----
AIM High Yield Fund                                 15.08         -5.14       -0.99         N/A        07/11/78
AIM Income Fund                                      3.57         -0.51        1.92         N/A        05/03/68
AIM Intermediate Government Fund                    -1.75          1.92        2.68         N/A        04/28/87
AIM Limited Maturity Treasury Fund                   0.30          2.71        2.94         N/A        12/15/87
AIM Municipal Bond Fund                              2.30          3.66        4.30         N/A        03/28/77
AIM Real Estate Fund                                25.98         13.21         N/A        7.12        12/31/96
AIM Total Return Bond Fund                           0.58           N/A         N/A        2.93        12/31/01


         The average annual total returns (after taxes on distributions and redemption and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2004 are as follows:


                                                                   PERIODS ENDED
                                                                   -------------
                                                                  JANUARY 31, 2004
                                                                  ----------------
                                                                                          SINCE        INCEPTION
         CLASS B SHARES:                           1 YEAR       5 YEARS     10 YEARS    INCEPTION        DATE
         ---------------                           ------       -------     --------    ---------        ----
AIM High Yield Fund                                 15.44         -4.97       -0.93         N/A        09/01/93
AIM Income Fund                                      3.11         -0.42        1.97         N/A        09/07/93
AIM Intermediate Government Fund                    -2.25          2.04        2.76         N/A        09/07/93
AIM Municipal Bond Fund                              1.67          3.51        4.12         N/A        09/01/93
AIM Real Estate Fund                                26.66         13.55         N/A        6.64        03/03/98
AIM Total Return Bond Fund                           0.10           N/A         N/A        3.36        12/31/01

         The average annual total returns (after taxes on distributions and redemption and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2004 are as follows:


                                                                   PERIODS ENDED
                                                                   -------------
                                                                  JANUARY 31, 2004
                                                                  ----------------
                                                                                          SINCE        INCEPTION
         CLASS C SHARES:                           1 YEAR       5 YEARS     10 YEARS    INCEPTION        DATE
         ---------------                           ------       -------     --------    ---------        ----
AIM High Yield Fund                                 17.91         -4.79        N/A         -4.14       08/04/97
AIM Income Fund                                      5.61         -0.15        N/A          0.91       08/04/97
AIM Intermediate Government Fund                     0.29          2.33        N/A          2.94       08/04/97
AIM Municipal Bond Fund                              4.20          3.78        N/A          4.09       08/04/97
AIM Real Estate Fund                                29.28         13.74        N/A         10.24       05/01/95
AIM Short Term Bond Fund                             2.05           N/A        N/A          2.21       08/30/02
AIM Total Return Bond Fund                           2.70           N/A        N/A          4.53       12/31/01


         The average annual total returns (after taxes on distributions and redemption) for AIM Limited Maturity Treasury Fund, with respect to its Class A3 shares, for the one, five and ten year periods ended January 31, 2004 are as follows:


                                                                   PERIODS ENDED
                                                                   -------------
                                                                  JANUARY 31, 2004*
                                                                  ----------------
                                                                                          SINCE        INCEPTION
         CLASS A3 SHARES:                          1 YEAR       5 YEARS     10 YEARS    INCEPTION        DATE**
         ---------------                           ------       -------     --------    ---------        ----
AIM Limited Maturity Treasury Fund                  0.85          2.72         2.86        N/A         12/15/87



* The returns shown for the one year period are the historical returns of the Fund's Class A3 shares. The returns shown for the five and ten year periods and since inception are the blended returns of the historical performance of the Fund's Class A3 shares since October 31, 2002 and the restated historical performance of the Fund's Class A shares (for periods prior to October 31, 2002) at the net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to Class A3 shares.



** The inception date shown in the table is that of the Fund's Class A shares. The inception date of the Fund's Class A3 shares is October 31, 2002.


         The average annual total returns (after taxes on distributions and redemption) for each Fund, with respect to its Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2004 are as follows:


                                                                   PERIODS ENDED
                                                                   -------------
                                                                  JANUARY 31, 2004*
                                                                  ----------------
                                                                                          SINCE        INCEPTION
      INVESTOR CLASS SHARES:                       1 YEAR       5 YEARS     10 YEARS    INCEPTION        DATE**
      ---------------------                        ------       -------     --------    ---------        ----
AIM High Yield Fund                                 19.12         -4.39       -0.58         N/A         07/11/78
AIM Income Fund                                      7.08          0.34        2.37         N/A         05/03/68
AIM Intermediate Government Fund                     1.40          2.79        3.13         N/A         04/28/87
AIM Municipal Bond Fund                              5.62          4.55        4.76         N/A         03/28/77
AIM Real Estate Fund                                30.51         14.22         N/A        7.79         12/31/96



* The returns shown for these periods are the blended returns of the Fund's Investor Class shares since September 30, 2003 and restated historical performance of the Fund's Class A shares (AIM Cash Reserve Shares of AIM Money Market Fund) (for periods prior to September 30, 2003) at the net asset value, and reflect the higher Rule 12b-1 fees applicable to Class A shares.

** The inception date shown is that of the Fund's Class A shares (AIM Cash Reserve Share of AIM Money Market Fund). The inception date of the Fund's Investor Class shares is September 30, 2003.


YIELDS


         The 30-day SEC yields for each of the named Funds are as follows:



                                                            30 DAYS ENDED
                                                           ----------------
                                                           JANUARY 31, 2004
                                                           ----------------
                                                                                                   INVESTOR
                                           CLASS A(1)     CLASS B      CLASS C       CLASS R       CLASS(2)
                                           ----------     -------      -------       -------       --------
AIM High Yield Fund                          6.32%         5.84%        5.84%           N/A          N/A
AIM Income Fund                              3.85          3.30         3.30           3.80%         N/A
AIM Intermediate Government Fund             3.06          2.45         2.45           2.96          N/A
AIM Limited Maturity Treasury Fund           0.77           N/A          N/A            N/A          N/A
AIM Municipal Bond Fund                      3.15          2.55         2.55            N/A         3.31
AIM Real Estate Fund                         1.58          1.04         1.04            N/A         1.77
AIM Short Term Bond Fund                      N/A           N/A         2.50            N/A          N/A
AIM Total Return Bond Fund                   3.14          2.55         2.55            N/A          N/A


(1)      For Class A3 shares of AIM Limited Maturity Treasury Fund.

(2)      Commenced operations on October 1, 2003.


         The tax SEC equivalent yield, assuming a tax rate of 35% for Class A shares, Class B shares, Class C shares and Investor Class shares of AIM Municipal Bond Fund are as follows:



                                                                   TAX-EQUIVALENT YIELD
                                                                   --------------------
                                                                     JANUARY 31, 2004
                                                                   --------------------
                                                    CLASS A       CLASS B         CLASS C      INVESTOR CLASS(1)
                                                    -------       -------         -------      -----------------
AIM Municipal Bond Fund                              4.85%         3.92%           3.92%            5.09%


(1)      Commenced operations on October 1, 2003.

         The 7-day annualized yield for AIM Cash Reserve Shares, Class B shares, Class C shares, Class R shares and Investor Class shares of AIM Money Market Fund are as follows:


                                                                           7 DAYS ENDED
                                                                         ----------------
                                                                         JANUARY 31, 2004
                                                                         ----------------
                                                                                                         INVESTOR
                                            CASH RESERVE         CLASS B        CLASS C     CLASS R       CLASS(1)
                                            ------------         -------        -------     -------      ---------
AIM Money Market Fund                          0.55%              0.05%          0.30%        0.30%         N/A


(1)      Commenced operations on October 1, 2003.

DISTRIBUTION RATES

         The distribution rates at offering price for each of the named Funds are as follows:

                                                           30 DAYS ENDED
                                                          ----------------
                                                          JANUARY 31, 2004
                                                          ----------------
                                                                                              INVESTOR
30-DAY:                                 CLASS A(1)   CLASS B        CLASS C      CLASS R       CLASS(2)
-------                                 ----------   -------        -------      -------      --------
AIM High Yield Fund                       7.64%       7.29%          7.22%         N/A           N/A
AIM Income Fund                           6.29        5.89           5.91         6.35%          N/A
AIM Intermediate Government Fund          4.83        4.32           4.34         4.82           N/A
AIM Limited Maturity Treasury Fund         N/A         N/A            N/A          N/A           N/A
AIM Municipal Bond Fund                   4.17        3.64           3.65          N/A          4.38
AIM Short Term Bond Fund                   N/A         N/A           2.56          N/A           N/A
AIM Total Return Bond Fund                3.25        2.67           2.67          N/A           N/A


(1)      For Class A3 shares of AIM Limited Maturity Treasury Fund.

(2)      Commenced operations on October 1, 2003.


                                                                  90 DAYS ENDED
                                                                 ----------------
                                                                 JANUARY 31, 2004
                                                                 ----------------
                                                                                           INVESTOR
90-DAY:                                    CLASS A            CLASS B       CLASS C          CLASS
-------                                    -------            -------       -------        --------
AIM Real Estate Fund                        2.49%              2.01%         2.01%          2.71%



                                                          12 MONTHS ENDED
                                                          ----------------
                                                          JANUARY 31, 2004
                                                          ----------------
12-MONTH:                                  CLASS A(1)         CLASS B       CLASS C      CLASS R
---------                                  ----------         -------       -------      -------
AIM High Yield Fund                          7.40%             7.07%         7.10%         N/A
AIM Income Fund                              5.67              5.25          5.26         5.72%
AIM Intermediate Government Fund             4.55              4.03          4.04         4.52
AIM Limited Maturity Treasury Fund           1.13               N/A           N/A          N/A
AIM Municipal Bond Fund                      4.26              3.73          3.74          N/A
AIM Short Term Bond Fund(2)                   N/A               N/A          2.63          N/A
AIM Total Return Bond Fund                   3.49              2.92          2.92          N/A


(1)      For Class A3 shares of AIM Limited Maturity Treasury Fund.


(2)      Commenced operations on August 30, 2002.

                                   APPENDIX N

                               PENDING LITIGATION


          The following civil lawsuits, including purported class action and shareholder derivative suits, involving one or more AIM or INVESCO Funds, AMVESCAP PLC ("AMVESCAP"), A I M Advisors, Inc. ("AIM") or INVESCO Funds Group, Inc. ("INVESCO") and certain related parties either have been served or have had service of process waived as of March 18, 2004.



         MIKE SAYEGH, ON BEHALF OF THE GENERAL PUBLIC, v. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT
         H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.



         RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND, v. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003. This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.



         L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. v. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940, as amended ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



         RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Securities Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



         JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC.,

         BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of Securities Act of 1933, as amended (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, v. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.

         STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM

         BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, v. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of: Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of
         Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.



         PAT B. GORSUCH AND GEORGE L. GORSUCH v. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of: Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.



         LORI WEINRIB, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, v. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and
         Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         ROBERT S. BALLAGH, JR., INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



         JONATHAN GALLO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

         EILEEN CLANCY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.



         CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. The claim alleges common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.



         HENRY KRAMER, DERIVATIVELY ON BEHALF OF INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS v. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., DEFENDANTS, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, NOMINAL DEFENDANTS, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be served or filed against the funds, INVESCO, AIM, AMVESCAP and related entities and individuals in the future. This statement of additional information will be supplemented periodically if any such lawsuits do arise.

                              FINANCIAL STATEMENTS


         Pursuant to Rule 3-03(d) of Regulation S-X unaudited financial statements for the period ended January 31, 2004, for Registrant's portfolios have been included in addition to the portfolios' audited financial statements for the period ended July 31, 2003. Such financial statements reflect all adjustments which are of a normal recurring nature and which are, in the opinion of management, necessary to a fair statement of the results for the periods presented.


                                       FS

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM High Yield Fund and the Board of Trustees of AIM Investment Securities Funds:



We have audited the accompanying statement of assets and liabilities of AIM High Yield Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM High Yield Fund as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                             -s- ERNST & YOUNG LLP
September 10, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
July 31, 2003


                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
BONDS & NOTES-97.26%

AEROSPACE & DEFENSE-0.94%

Hexcel Corp.,
  Sr. Sec. Notes, 9.88%, 10/01/08
  (Acquired 03/07/03; Cost $816,354)(a)        $   825,000   $      895,125
---------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 9.75%, 01/15/09         6,870,000        6,870,000
---------------------------------------------------------------------------
Orbital Sciences Corp., Sr. Notes, 9.00%,
  07/15/11 (Acquired 07/02/03; Cost
  $2,945,000)(a)                                 2,945,000        2,989,175
===========================================================================
                                                                 10,754,300
===========================================================================

AIRLINES-1.66%

Delta Air Lines, Inc.,
  Series C, Medium Term Notes, 6.65%,
  03/15/04                                       4,415,000        4,216,325
---------------------------------------------------------------------------
  Unsec. Notes, 7.90%, 12/15/09                  9,225,000        7,057,125
---------------------------------------------------------------------------
Northwest Airlines Inc.,
  Sr. Unsec. Gtd. Notes, 8.88%, 06/01/06         3,840,000        2,860,800
---------------------------------------------------------------------------
  Unsec. Gtd. Unsub. Notes, 8.52%, 04/07/04      5,300,000        4,955,500
===========================================================================
                                                                 19,089,750
===========================================================================

ALTERNATIVE CARRIERS-0.31%

LCI International, Inc., Sr. Notes, 7.25%,
  06/15/07                                       4,825,000        3,546,375
===========================================================================

APPAREL RETAIL-0.41%

Mothers Work, Inc., Sr. Unsec. Gtd. Notes,
  11.25%, 08/01/10                               4,330,000        4,741,350
===========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-1.44%

Perry Ellis International Inc.-Series B, Sr.
  Sec. Notes, 9.50%, 03/15/09                    1,890,000        1,975,050
---------------------------------------------------------------------------
Phillips-Van Heusen Corp., Sr. Notes, 8.13%,
  05/01/13 (Acquired 04/30/03; Cost
  $1,855,000)(a)                                 1,855,000        1,892,100
---------------------------------------------------------------------------
Russell Corp., Sr. Unsec. Gtd. Global Notes,
  9.25%, 05/01/10                                4,735,000        5,090,125
---------------------------------------------------------------------------
Warnaco Inc., Sr. Notes, 8.88%, 06/15/13
  (Acquired 06/05/03-07/07/03; Cost
  $2,913,400)(a)                                 2,875,000        2,982,812
---------------------------------------------------------------------------
William Carter Co. (The)-Series B, Sr. Unsec.
  Gtd. Sub. Global Notes, 10.88%, 08/15/11       4,115,000        4,629,375
===========================================================================
                                                                 16,569,462
===========================================================================

AUTO PARTS & EQUIPMENT-0.90%

Dura Operating Corp.-Series B, Sr. Unsec.
  Gtd. Global Notes, 8.63%, 04/15/12               460,000          476,100
---------------------------------------------------------------------------
Key Plastics Holdings, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 10.25%,
  03/15/07(b)(c)(d)                             26,310,000                3
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT-(CONTINUED)

Tenneco Automotive Inc.,
  Series B, Sr. Unsec. Gtd. Sub. Notes,
  11.63%, 10/15/09                             $ 3,690,000   $    3,247,200
---------------------------------------------------------------------------
  Sr. Sec. Second Lien Notes, 10.25%,
  07/15/13 (Acquired 06/10/03; Cost
  $2,920,000)(a)                                 2,920,000        2,934,600
---------------------------------------------------------------------------
TRW Automotive Inc., Sr. Notes, 9.38%,
  02/15/13 (Acquired 02/06/03; Cost
  $3,380,000)(a)                                 3,380,000        3,734,900
===========================================================================
                                                                 10,392,803
===========================================================================

AUTOMOBILE MANUFACTURERS-0.05%

General Motors Corp., Sr. Unsec. Global
  Notes, 7.13%, 07/15/13                           610,000          587,467
===========================================================================

BROADCASTING & CABLE TV-13.68%

Adelphia Communications Corp.,
  Series B, Sr. Unsec. Notes, 9.88%,
  03/01/07(b)(d)                                 4,220,000        2,795,750
---------------------------------------------------------------------------
  Sr. Unsec. Notes, 10.88%, 10/01/10(b)(d)      15,970,000       10,580,125
---------------------------------------------------------------------------
Allbritton Communications Co., Sr. Unsec.
  Sub. Global Notes, 7.75%, 12/15/12             1,675,000        1,666,625
---------------------------------------------------------------------------
Avalon Cable LLC, Sr. Disc. Notes, 11.88%,
  12/01/08(e)                                    2,715,000        2,674,275
---------------------------------------------------------------------------
Charter Communications Holdings, LLC/Charter
  Communications Holdings Capital Corp.,
  Sr. Unsec. Sub. Disc. Notes,
  9.92%, 04/01/11(e)                            16,215,000       11,512,650
---------------------------------------------------------------------------
  Sr. Unsec. Sub. Global Notes, 11.13%,
  01/15/11                                       9,655,000        7,917,100
---------------------------------------------------------------------------
Comcast UK Cable Partners Ltd. (Bermuda), Sr.
  Unsec. Yankee Deb.,
  11.20%, 11/15/07(e)                            8,135,000        8,053,650
---------------------------------------------------------------------------
DirecTV Holdings LLC, Sr. Notes, 8.38%,
  03/15/13 (Acquired 02/25/03; Cost
  $5,795,000)(a)                                 5,795,000        6,417,962
---------------------------------------------------------------------------
Granite Broadcasting Corp., Sr. Sub. Notes,
  10.38%, 05/15/05                               3,923,000        3,903,385
---------------------------------------------------------------------------
Insight Midwest, L.P./Insight Capital Inc.,
  Sr. Unsec. Global Notes, 10.50%, 11/01/10      6,865,000        7,414,200
---------------------------------------------------------------------------
Knology, Inc., Sr. Unsec. PIK Notes, 12.00%,
  11/30/09 (Acquired 01/06/98-05/15/03; Cost
  $18,357,943)(a)                               11,048,225        9,501,473
---------------------------------------------------------------------------
LBI Media Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 10.13%, 07/15/12                        5,810,000        6,361,950
---------------------------------------------------------------------------
Mediacomm LLC/Mediacomm Capital Corp., Sr.
  Unsec. Notes, 9.50%, 01/15/13                  8,820,000        8,775,900
---------------------------------------------------------------------------
Nextmedia Operating Inc., Sr. Unsec. Gtd.
  Sub. Notes, 10.75%, 07/01/11                   4,865,000        5,375,825
---------------------------------------------------------------------------


                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
BROADCASTING & CABLE TV-(CONTINUED)

Pegasus Communications Corp.-Series B,
  Sr. Notes, 9.63%, 10/15/05                   $10,010,000   $    9,209,200
---------------------------------------------------------------------------
  Sr. Unsec. Notes, 12.50%, 08/01/07            11,960,000       11,063,000
---------------------------------------------------------------------------
Pegasus Media & Communications Inc.- Series
  B, Sr. Sub. Notes, 12.50%, 07/01/05            8,745,000        8,788,725
---------------------------------------------------------------------------
Salem Communications Holding Corp.-Series B,
  Sr. Unsec. Gtd. Sub. Global Notes, 9.00%,
  07/01/11                                       5,495,000        5,852,175
---------------------------------------------------------------------------
Spanish Broadcasting System, Inc., Sr. Unsec.
  Gtd. Sub. Global Notes, 9.63%, 11/01/09        6,669,000        7,169,175
---------------------------------------------------------------------------
United Pan-Europe Communications N.V.
  (Netherlands)-Series B, Sr. Unsec. Yankee Notes,
    11.25%, 02/01/10(b)(d)                      13,665,000        4,321,556
---------------------------------------------------------------------------
    11.50%, 02/01/10(b)(d)                       8,850,000        2,820,937
---------------------------------------------------------------------------
XM Satellite Radio Inc., Sr. Sec. Notes,
  12.00%, 06/15/10 (Acquired 06/12/03-
  07/22/03; Cost $11,252,700)(a)                11,260,000       11,203,700
---------------------------------------------------------------------------
Young Broadcasting Inc.-Series B, Sr. Unsec.
  Gtd. Sub. Notes,
  8.75%, 06/15/07                                2,870,000        2,898,700
---------------------------------------------------------------------------
  9.00%, 01/15/06                                  970,000          979,700
===========================================================================
                                                                157,257,738
===========================================================================

BUILDING PRODUCTS-1.15%

Associated Materials Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 9.75%, 04/15/12             1,930,000        2,007,200
---------------------------------------------------------------------------
Building Materials Corp., Sr. Unsec. Gtd.
  Notes, 8.00%, 12/01/08                         5,800,000        5,466,500
---------------------------------------------------------------------------
MMI Products, Inc.-Series B, Sr. Unsec. Sub.
  Notes, 11.25%, 04/15/07                        8,085,000        5,699,925
===========================================================================
                                                                 13,173,625
===========================================================================

CASINOS & GAMING-0.97%

Herbst Gaming, Inc.-Series B, Sr. Sec. Global
  Notes, 10.75%, 09/01/08                        4,745,000        5,255,087
---------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, Sr. Unsec.
  Gtd. Sub. Global Notes, 8.00%, 04/01/12        1,470,000        1,572,900
---------------------------------------------------------------------------
Venetian Casino Resort, LLC, Sec. Gtd.
  Mortgage Global Notes, 11.00%, 06/15/10        3,905,000        4,344,312
===========================================================================
                                                                 11,172,299
===========================================================================

COMMODITY CHEMICALS-1.25%

Equistar Chemicals L.P./Equistar Funding Corp.,
  Sr. Unsec. Gtd. Global Notes, 10.13%, 09/01/08 7,275,000        7,311,375
---------------------------------------------------------------------------
ISP Chemco Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Global Notes, 10.25%, 07/01/11            3,840,000        4,320,000
---------------------------------------------------------------------------
Methanex Corp. (Canada), Sr. Unsec. Notes,
  8.75%, 08/15/12                                2,420,000        2,698,300
===========================================================================
                                                                 14,329,675
===========================================================================

COMMUNICATIONS EQUIPMENT-0.47%

Nortel Network Ltd. (Canada), Sr. Global
  Notes, 6.13%, 02/15/06                         2,255,000        2,159,162
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE

---------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-(CONTINUED)

Nortel Networks Corp. (Canada), Sr. Unsec.
  Gtd. Conv. Global Notes, 4.25%, 09/01/08     $ 3,860,000   $    3,247,225
===========================================================================
                                                                  5,406,387
===========================================================================

COMPUTER STORAGE & PERIPHERALS-0.05%

Seagate Technology Hdd Holdings, Sr. Unsec.
  Gtd. Global Notes, 8.00%, 05/15/09               480,000          520,800
===========================================================================

CONSTRUCTION & ENGINEERING-0.47%

Schuff Steel Co., Sr. Unsec. Gtd. Notes,
  10.50%, 06/01/08                               7,185,000        5,424,675
===========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.89%

Case New Holland Inc., Sr. Notes, 9.25%,
  08/01/11 (Acquired 07/29/03; Cost
  $2,899,457)(a)                                 2,940,000        2,883,199
---------------------------------------------------------------------------
Terex Corp., Sr. Unsec. Gtd. Sub. Global
  Notes, 9.25%, 07/15/11                         6,835,000        7,313,450
===========================================================================
                                                                 10,196,649
===========================================================================

DEPARTMENT STORES-1.03%

JC Penney Co. Inc.,
  Sr. Unsec. Notes, 8.00%, 03/01/10              4,825,000        4,921,500
---------------------------------------------------------------------------
  Unsec. Notes, 7.60%, 04/01/07                  6,755,000        6,923,875
===========================================================================
                                                                 11,845,375
===========================================================================

DISTILLERS & VINTNERS-0.11%

Constellation Brands, Inc.-Series B, Sr. Gtd.
  Sub. Notes, 8.13%, 01/15/12                    1,220,000        1,287,100
===========================================================================

DIVERSIFIED CHEMICALS-0.98%

FMC Corp., Sr. Sec. Global Notes, 10.25%,
  11/01/09                                       2,250,000        2,508,750
---------------------------------------------------------------------------
Huntsman International LLC,
  Sr. Notes, 9.88%, 03/01/09
  (Acquired 04/03/03; Cost $1,020,925)(a)          970,000          979,700
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes, 9.88%,
  03/01/09                                       7,690,000        7,766,900
===========================================================================
                                                                 11,255,350
===========================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.99%

United Rentals North America Inc.,
  Series B, Sr. Unsec. Gtd. Global Notes,
  10.75%, 04/15/08                               5,455,000        5,891,400
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes, 10.75%, 04/15/08
  (Acquired 12/17/02; Cost $2,838,566)(a)        2,925,000        3,159,000
---------------------------------------------------------------------------
Wackenhut Corrections Corp., Sr. Notes,
  8.25%, 07/15/13 (Acquired 07/01/03; Cost
  $2,230,000)(a)                                 2,230,000        2,330,350
===========================================================================
                                                                 11,380,750
===========================================================================


                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

DIVERSIFIED METALS & MINING-0.30%

Wolverine Tube, Inc., Sr. Notes, 7.38%,
  08/01/08 (Acquired 03/18/03-06/04/03; Cost
  $3,516,269)(a)                               $ 3,650,000   $    3,449,250
===========================================================================

DRUG RETAIL-1.08%

Rite Aid Corp.,
  Sr. Notes, 9.25%, 06/01/13
  (Acquired 05/13/03-06/10/03;
  Cost $9,555,682)(a)                            9,720,000        9,598,500
---------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes, 7.13%, 01/15/07       2,895,000        2,829,862
===========================================================================
                                                                 12,428,362
===========================================================================

ELECTRIC UTILITIES-2.60%

CMS Energy Corp.,
  Sr. Notes, 7.75%, 08/01/10
  (Acquired 07/09/03; Cost $1,090,281)(a)        1,105,000        1,055,275
---------------------------------------------------------------------------
  Sr. Unsec. Notes, 7.63%, 11/15/04              1,935,000        1,944,675
---------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes, 8.90%, 07/15/08       4,140,000        4,181,400
---------------------------------------------------------------------------
Dynegy Holdings Inc., Sr. Unsec. Unsub.
  Notes,
  8.13%, 03/15/05                                9,605,000        9,749,075
---------------------------------------------------------------------------
  8.75%, 02/15/12                                1,935,000        1,625,400
---------------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Global
  Notes, 13.50%, 07/15/08                       12,050,000        6,205,750
---------------------------------------------------------------------------
Orion Power Holdings, Inc., Sr. Unsec. Global
  Notes, 12.00%, 05/01/10                        2,905,000        3,355,275
---------------------------------------------------------------------------
PG&E Corp., Sr. Sec. Notes, 6.88%, 07/15/08
  (Acquired 06/27/03; Cost $1,735,000)(a)        1,735,000        1,768,538
===========================================================================
                                                                 29,885,388
===========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.88%

Midwest Generation LLC-Series B., Global
  Asset-Backed Pass Through Ctfs., 8.56%,
  01/02/16                                       7,660,000        7,238,700
---------------------------------------------------------------------------
Thomas & Betts Corp., Sr. Unsec. Notes,
  7.25%, 06/01/13                                2,885,000        2,892,212
===========================================================================
                                                                 10,130,912
===========================================================================

ELECTRONIC MANUFACTURING SERVICES-0.85%

Flextronics International Ltd. (Singapore),
  Sr. Unsec. Sub. Yankee Notes, 9.88%,
  07/01/10                                       3,930,000        4,264,050
---------------------------------------------------------------------------
Sanmina-SCI Corp., Sr. Gtd. Sec. Global
  Notes, 10.38%, 01/15/10                        4,830,000        5,518,275
===========================================================================
                                                                  9,782,325
===========================================================================

ENVIRONMENTAL SERVICES-0.82%

Allied Waste North America Inc.,
  Sr. Sec. Gtd. Global Notes, 9.25%, 09/01/12    4,000,000        4,390,000
---------------------------------------------------------------------------
  Sr. Sec. Gtd. Sub. Global Notes, 8.50%,
  12/01/08                                       4,750,000        5,035,000
===========================================================================
                                                                  9,425,000
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------


FERTILIZERS & AGRICULTURAL CHEMICALS-0.49%

IMC Global Inc., Sr. Notes, 10.88%, 08/01/13
  (Acquired 07/18/03; Cost $5,440,982)(a)      $ 5,540,000   $    5,623,100
===========================================================================

FOOD RETAIL-0.70%

Ahold Finance USA Inc., Sr. Unsec. Gtd.
  Unsub. Notes, 8.25%, 07/15/10                  2,900,000        2,885,500
---------------------------------------------------------------------------
Ahold Lease USA, Inc.-Series 2001, Class A-1,
  Gtd. Disc. Asset-Backed Pass Through Ctfs.,
  7.82%, 01/02/20                                5,612,905        5,191,937
===========================================================================
                                                                  8,077,437
===========================================================================

FOREST PRODUCTS-1.51%

Georgia-Pacific Corp.,
  Sr. Notes, 7.38%, 07/15/08
  (Acquired 05/21/03; Cost $3,850,000)(a)        3,850,000        3,830,750
---------------------------------------------------------------------------
  Sr. Unsec. Notes, 8.88%, 02/01/10 (Acquired
  01/23/03; Cost $5,285,952)(a)                  5,320,000        5,559,400
---------------------------------------------------------------------------
Millar Western Forest Products Ltd. (Canada),
  Sr. Unsec. Yankee Notes, 9.88%, 05/15/08       7,680,000        7,987,200
===========================================================================
                                                                 17,377,350
===========================================================================

GAS UTILITIES-0.34%

SEMCO Energy, Inc., Sr. Notes,
  7.13%, 05/15/08 (Acquired 05/14/03; Cost
  $2,885,000)(a)                                 2,885,000        2,928,275
---------------------------------------------------------------------------
  7.75%, 05/15/13 (Acquired 05/14/03; Cost
  $960,000)(a)                                     960,000          974,400
===========================================================================
                                                                  3,902,675
===========================================================================

GENERAL MERCHANDISE STORES-0.91%

Pantry, Inc. (The), Sr. Unsec. Gtd. Sub.
  Notes, 10.25%, 10/15/07                       10,100,000       10,453,500
===========================================================================

HEALTH CARE DISTRIBUTORS-0.27%

AmerisourceBergen Corp., Sr. Unsec. Gtd.
  Global Notes, 7.25%, 11/15/12                  2,900,000        3,052,250
===========================================================================

HEALTH CARE EQUIPMENT-0.87%

Medex, Inc., Sr. Sub. Notes, 8.88%, 05/15/13
  (Acquired 05/14/03-07/09/03; Cost
  $2,793,400)(a)                                 2,725,000        2,861,250
---------------------------------------------------------------------------
Medquest Inc.-Series B, Sr. Unsec. Sub.
  Global Notes, 11.88%, 08/15/12                 2,880,000        3,024,000
---------------------------------------------------------------------------
Vicar Operating, Inc., Sr. Unsec. Gtd. Notes,
  9.88%, 12/01/09                                3,800,000        4,161,000
===========================================================================
                                                                 10,046,250
===========================================================================

HEALTH CARE FACILITIES-1.37%

Hanger Orthopedic Group, Inc.,
  Sr. Gtd. Sub. Notes, 11.25%, 06/15/09          5,175,000        5,640,750
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes, 10.38%,
  02/15/09                                         920,000        1,007,400
---------------------------------------------------------------------------
Province Healthcare Co., Sr. Sub. Notes,
  7.50%, 06/01/13                                  960,000          945,600
---------------------------------------------------------------------------


                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
HEALTH CARE FACILITIES-(CONTINUED)

Triad Hospitals, Inc.-Series B, Sr. Unsec.
  Gtd. Global Notes, 8.75%, 05/01/09           $ 2,855,000   $    3,054,850
---------------------------------------------------------------------------
United Surgical Partners International, Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes, 10.00%,
  12/15/11                                       4,740,000        5,131,050
===========================================================================
                                                                 15,779,650
===========================================================================

HEALTH CARE SUPPLIES-1.16%

DJ Orthopedics LLC/DJ Orthopedics Capital
  Corp., Sr. Unsec. Gtd. Sub. Notes, 12.63%,
  06/15/09                                       5,765,000        6,197,375
---------------------------------------------------------------------------
Fisher Scientific International Inc.,
  Sr. Sub. Global Notes, 8.13%, 05/01/12
  (Acquired 01/09/03; Cost $4,061,200)(a)        3,905,000        4,178,350
---------------------------------------------------------------------------
  Sr. Unsec. Sub. Global Notes, 8.13%,
  05/01/12                                       2,810,000        3,006,700
===========================================================================
                                                                 13,382,425
===========================================================================

HOME FURNISHINGS-0.76%

Sealy Mattress Co.-Series B, Sr. Gtd. Sub.
  Notes, 9.88%, 12/15/07                         8,960,000        8,736,000
===========================================================================

HOMEBUILDING-1.68%

Beazer Homes USA, Inc., Sr. Unsec. Gtd.
  Global Notes, 8.38%, 04/15/12                  3,775,000        4,039,250
---------------------------------------------------------------------------
D.R. Horton, Inc., Sr. Unsec. Gtd. Notes,
  5.88%, 07/01/13                                4,110,000        3,781,200
---------------------------------------------------------------------------
Technical Olympic USA, Inc., Sr. Unsec. Gtd.
  Global Notes, 9.00%, 07/01/10                  3,910,000        4,125,050
---------------------------------------------------------------------------
WCI Communities Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 10.63%, 02/15/11                 6,770,000        7,413,150
===========================================================================
                                                                 19,358,650
===========================================================================

HOTELS, RESORTS & CRUISE LINES-4.44%

Hilton Hotels Corp., Sr. Unsec. Notes, 7.63%,
  12/01/12                                       4,140,000        4,419,450
---------------------------------------------------------------------------
Intrawest Corp. (Canada), Sr. Unsec. Gtd.
  Global Notes, 10.50%, 02/01/10                 7,740,000        8,455,950
---------------------------------------------------------------------------
John Q. Hammons Hotels, Inc., Sr. First
  Mortgage Global Notes, 8.88%, 05/15/12         1,880,000        1,978,700
---------------------------------------------------------------------------
Kerzner International Ltd. (Bahamas), Sr.
  Unsec. Gtd. Sub. Global Notes, 8.88%,
  08/15/11                                       4,690,000        5,041,750
---------------------------------------------------------------------------
La Quinta Properties, Sr. Notes, 8.88%,
  03/15/11 (Acquired 03/14/03; Cost
  $4,830,000)(a)                                 4,830,000        5,095,650
---------------------------------------------------------------------------
MeriStar Hospitality Corp., Sr. Unsec. Gtd.
  Global Notes, 9.13%, 01/15/11                  8,690,000        8,559,650
---------------------------------------------------------------------------
Royal Caribbean Cruises Ltd. (Liberia),
  Sr. Unsec. Notes, 8.00%, 05/15/10              2,845,000        2,944,575
---------------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes, 8.75%,
  02/02/11                                       7,470,000        7,955,550
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE

---------------------------------------------------------------------------
HOTELS, RESORTS & CRUISE LINES-(CONTINUED)

Starwood Hotels Resorts, Sr. Gtd. Global
  Notes, 7.88%, 05/01/12                       $ 6,235,000   $    6,640,275
===========================================================================
                                                                 51,091,550
===========================================================================

INDUSTRIAL CONGLOMERATES-0.59%

TD Funding Corp., Sr. Sub. Notes, 8.38%,
  07/15/11 (Acquired 07/15/03; Cost
  $1,475,000)(a)                                 1,475,000        1,504,500
---------------------------------------------------------------------------
Tyco International Group S.A. (Luxembourg),
  Sr. Gtd. Conv. Putable Notes,
  2.75%, 01/15/08 (Acquired 01/07/03;
  Cost $2,334,000)(a)                            2,334,000        2,436,112
---------------------------------------------------------------------------
  3.13%, 01/15/15 (Acquired 01/07/03; Cost
  $2,674,000)(a)                                 2,674,000        2,824,413
===========================================================================
                                                                  6,765,025
===========================================================================

INDUSTRIAL MACHINERY-1.22%

Cabot Safety Corp., Sr. Sub. Notes, 12.50%,
  07/15/05                                       8,630,000        8,802,600
---------------------------------------------------------------------------
Dresser, Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 9.38%, 04/15/11                           960,000          984,000
---------------------------------------------------------------------------
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd.
  Sub. Global Notes, 10.50%, 08/01/12            3,870,000        4,198,950
===========================================================================
                                                                 13,985,550
===========================================================================

INTEGRATED OIL & GAS-1.95%

El Paso CGP Co.,
  Sr. Unsec. Notes, 6.20%, 05/15/04              4,840,000        4,755,300
---------------------------------------------------------------------------
  Unsec. Deb., 9.75%, 08/01/03                   1,935,000        1,935,000
---------------------------------------------------------------------------
  Unsec. Notes, 7.75%, 06/15/10                  4,925,000        4,013,875
---------------------------------------------------------------------------
PDVSA Finance Ltd. (Cayman Islands), Global
  Notes, 8.50%, 11/16/12                         5,235,000        4,724,588
---------------------------------------------------------------------------
Petrobras International Finance Co., Global
  Notes, 9.13%, 07/02/13                         6,725,000        6,943,563
===========================================================================
                                                                 22,372,326
===========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-2.82%

Madison River Capital LLC/Madison River
  Finance Corp., Sr. Unsec. Notes, 13.25%,
  03/01/10                                       7,810,000        7,536,650
---------------------------------------------------------------------------
PTC International Finance II S.A.
  (Luxembourg), Sr. Unsec. Gtd. Sub. Yankee
  Notes, 11.25%, 12/01/09                        1,065,000        1,176,825
---------------------------------------------------------------------------
Qwest Capital Funding, Inc., Unsec. Gtd.
  Global Notes,
  5.88%, 08/03/04                                6,535,000        6,175,575
---------------------------------------------------------------------------
  7.00%, 08/03/09                                8,580,000        6,563,700
---------------------------------------------------------------------------
  7.25%, 02/15/11                               14,385,000       11,004,525
===========================================================================
                                                                 32,457,275
===========================================================================


                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

LEISURE FACILITIES-1.25%

Six Flags, Inc.,
  Sr. Unsec. Global Notes, 8.88%, 02/01/10     $ 5,000,000   $    4,550,000
---------------------------------------------------------------------------
  Sr. Unsec. Notes, 9.75%, 06/15/07              4,210,000        3,999,500
---------------------------------------------------------------------------
Town Sports International, Inc., Sr. Unsec.
  Gtd. Global Notes, 9.63%, 04/15/11             2,415,000        2,559,900
---------------------------------------------------------------------------
Universal City Development, Sr. Notes,
  11.75%, 04/01/10 (Acquired 03/21/03; Cost
  $2,866,186)(a)                                 2,900,000        3,219,000
===========================================================================
                                                                 14,328,400
===========================================================================

LIFE & HEALTH INSURANCE-0.16%

Americo Life Inc., Notes, 7.88%, 05/01/13
  (Acquired 04/25/03; Cost $1,877,504)(a)        1,900,000        1,829,491
===========================================================================

MARINE-1.07%

General Maritime Corp. (Republic of Marshall
  Islands), Sr. Notes, 10.00%, 03/15/13
  (Acquired 03/17/03-03/21/03; Cost
  $5,113,302)(a)                                 5,130,000        5,668,650
---------------------------------------------------------------------------
Overseas Shipholding Group, Inc., Sr. Unsec.
  Notes, 8.25%, 03/15/13 (Acquired 03/04/03-
  06/10/03; Cost $4,893,482)(a)                  4,840,000        5,057,800
---------------------------------------------------------------------------
Stena A.B. (Sweden), Sr. Unsec. Global Notes,
  9.63%, 12/01/12                                1,415,000        1,552,963
===========================================================================
                                                                 12,279,413
===========================================================================

MARINE PORTS & SERVICES-0.23%

Seabulk International, Inc., Sr. Notes,
  9.50%, 08/15/13 (Acquired 07/29/03; Cost
  $2,675,000)(a)                                 2,675,000        2,661,625
===========================================================================

METAL & GLASS CONTAINERS-3.86%

AEP Industries Inc., Sr. Unsec. Sub. Notes,
  9.88%, 11/15/07                                2,045,000        1,912,075
---------------------------------------------------------------------------
Anchor Glass Container Corp., Sr. Sec. Global
  Notes, 11.00%, 02/15/13                        4,825,000        5,211,000
---------------------------------------------------------------------------
Crown European Holdings S.A (France), Sr.
  Sec. Second Lien Notes, 9.50%, 03/01/11
  (Acquired 02/11/03; Cost $4,825,000)(a)        4,825,000        5,018,000
---------------------------------------------------------------------------
Greif Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 8.88%, 08/01/12                         6,775,000        7,283,125
---------------------------------------------------------------------------
Jarden Corp., Sr. Sec. Gtd. Sub. Notes,
  9.75%, 05/01/12                                  960,000        1,032,000
---------------------------------------------------------------------------
Owens-Brockway,
  Sr. Sec. Gtd. Global Notes, 8.75%, 11/15/12    3,900,000        4,114,500
---------------------------------------------------------------------------
  Sr. Sec. Notes, 7.75%, 05/15/11 (Acquired
  04/29/03; Cost $1,885,000)(a)                  1,885,000        1,913,275
---------------------------------------------------------------------------
  Sr. Unsec. Notes, 8.25%, 05/15/13 (Acquired
  04/29/03; Cost $2,900,000)(a)                  2,900,000        2,943,500
---------------------------------------------------------------------------
Owens-Illinois, Inc., Sr. Unsec. Deb., 7.50%,
  05/15/10                                       4,600,000        4,439,000
---------------------------------------------------------------------------
Plastipak Holdings Inc., Sr. Unsec. Gtd.
  Global Notes, 10.75%, 09/01/11                 4,870,000        5,259,600
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

METAL & GLASS CONTAINERS-(CONTINUED)

Pliant Corp., Sr. Sec. Second Lien Notes,
  11.13%, 09/01/09 (Acquired 05/22/03; Cost
  $3,775,000)(a)                               $ 3,775,000   $    4,001,500
---------------------------------------------------------------------------
Stone Container Corp., Sr. Unsec. Global
  Notes, 8.38%, 07/01/12                           165,000          169,125
---------------------------------------------------------------------------
U.S. Can Corp., Sr. Sec. Notes, 10.88%,
  07/15/10 (Acquired 07/15/03; Cost
  $1,105,000)(a)                                 1,105,000        1,121,575
===========================================================================
                                                                 44,418,275
===========================================================================

MOVIES & ENTERTAINMENT-1.69%

AMC Entertainment Inc., Sr. Unsec. Sub.
  Notes, 9.50%, 02/01/11                         9,210,000        9,624,450
---------------------------------------------------------------------------
Imax Corp. (Canada), Sr. Unsec. Yankee Notes,
  7.88%, 12/01/05                                9,925,000        9,776,125
===========================================================================
                                                                 19,400,575
===========================================================================

MULTI-UTILITIES & UNREGULATED POWER-7.24%

AES Corp. (The),
  Sr. Sec. Notes, 8.75%, 05/15/13
  (Acquired 05/01/03; Cost $2,410,000)(a)        2,410,000        2,361,800
---------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 8.50%, 11/01/07         7,005,000        6,392,063
---------------------------------------------------------------------------
AES Red Oak LLC-Series A, Sr. Sec. Bonds,
  8.54%, 11/30/19                                5,713,207        5,913,169
---------------------------------------------------------------------------
Calpine Canada Energy Finance ULC (Canada),
  Sr. Unsec. Gtd. Notes, 8.50%, 05/01/08         6,295,000        4,689,775
---------------------------------------------------------------------------
Calpine Corp.,
  Sr. Sec. Notes, 8.75%, 07/15/13
  (Acquired 07/10/03; Cost $2,468,144)(a)        2,470,000        2,229,175
---------------------------------------------------------------------------
  Sr. Unsec. Notes, 8.25%, 08/15/05              6,985,000        6,321,425
---------------------------------------------------------------------------
Gemstone Investors Ltd., Sr. Unsec. Gtd.
  Notes, 7.71%, 10/31/04 (Acquired
  02/27/03-05/15/03; Cost $8,954,650)(a)         9,595,000        9,307,150
---------------------------------------------------------------------------
Mirant Americas Generation, LLC, Sr. Unsec.
  Notes, 7.63%, 05/01/06(d)(f)                  12,580,000        9,623,700
---------------------------------------------------------------------------
Reliant Resources, Inc., Sr. Sec. Notes,
  9.25%, 07/15/10 (Acquired 06/26/03; Cost
  $4,805,000)(a)                                 4,805,000        4,684,875
---------------------------------------------------------------------------
  9.50%, 07/15/13 (Acquired 06/26/03; Cost
  $4,805,000)(a)                                 4,805,000        4,684,875
---------------------------------------------------------------------------
Sierra Pacific Resources, Sr. Unsec. Unsub.
  Notes, 8.75%, 05/15/05                         4,830,000        4,902,450
---------------------------------------------------------------------------
Southern Natural Gas Co., Sr. Unsec. Global
  Notes, 8.88%, 03/15/10                         1,450,000        1,511,625
---------------------------------------------------------------------------
Transcontinental Gas Pipe Line, Notes, 6.13%,
  01/15/05                                       3,320,000        3,311,700
---------------------------------------------------------------------------
Williams Cos., Inc. (The),
  Notes, 7.13%, 09/01/11                         9,580,000        8,957,300
---------------------------------------------------------------------------
  Sr. Notes, 8.63%, 06/01/10                     3,835,000        3,844,588
---------------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes, 9.25%,
  03/15/04                                       4,365,000        4,452,300
===========================================================================
                                                                 83,187,970
===========================================================================


                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

OFFICE ELECTRONICS-0.82%

IOS Capital, Inc., Sr. Unsec. Notes, 7.25%,
  06/30/08                                     $ 2,920,000   $    2,726,550
---------------------------------------------------------------------------
Xerox Corp., Sr. Notes,
  7.13%, 06/15/10                                3,650,000        3,522,250
---------------------------------------------------------------------------
  7.63%, 06/15/13                                3,250,000        3,136,250
===========================================================================
                                                                  9,385,050
===========================================================================

OFFICE SERVICES & SUPPLIES-0.17%

Falcon Products, Inc.-Series B, Sr. Unsec.
  Gtd. Sub. Notes, 11.38%, 06/15/09              2,515,000        1,898,825
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.83%

Grant Prideco Escrow Corp., Sr. Unsec. Gtd.
  Global Notes, 9.00%, 12/15/09                  1,950,000        2,096,250
---------------------------------------------------------------------------
SESI, LLC, Sr. Unsec. Gtd. Global Notes,
  8.88%, 05/15/11                                6,815,000        7,394,275
===========================================================================
                                                                  9,490,525
===========================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.85%

Chesapeake Energy Corp., Sr. Unsec. Gtd.
  Notes, 8.38%, 11/01/08                         2,910,000        3,099,150
---------------------------------------------------------------------------
Comstock Resources, Inc., Sr. Unsec. Gtd.
  Notes, 11.25%, 05/01/07                        3,285,000        3,531,375
---------------------------------------------------------------------------
Westport Resources Corp., Sr. Unsec. Gtd.
  Sub. Global Notes, 8.25%, 11/01/11             2,880,000        3,096,000
===========================================================================
                                                                  9,726,525
===========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-4.56%

Citgo Petroleum Corp., Sr. Notes, 11.38%,
  02/01/11 (Acquired 02/20/03; Cost
  $7,667,167)(a)                                 7,715,000        8,525,075
---------------------------------------------------------------------------
Clark Refining & Marketing, Inc., Sr. Unsec.
  Notes, 8.63%, 08/15/08                         3,150,000        3,244,500
---------------------------------------------------------------------------
El Paso Energy Partners, L.P.-Series B, Sr.
  Unsec. Gtd. Sub. Global Notes, 8.50%,
  06/01/11                                      11,835,000       12,485,925
---------------------------------------------------------------------------
El Paso Natural Gas Co., Unsec. Unsub. Notes,
  6.75%, 11/15/03                                2,850,000        2,864,250
---------------------------------------------------------------------------
El Paso Production Holding Co., Sr. Unsec.
  Gtd. Notes, 7.75%, 06/01/13 (Acquired
  05/20/03; Cost $8,720,000)(a)                  8,720,000        8,109,600
---------------------------------------------------------------------------
Frontier Oil Corp., Sr. Unsec. Sub. Notes,
  11.75%, 11/15/09                               8,805,000        9,729,525
---------------------------------------------------------------------------
GulfTerra Energy Partners, L.P., Sr. Unsec.
  Notes, 6.25%, 06/01/10 (Acquired 06/26/03;
  Cost $4,805,000)(a)                            4,805,000        4,672,863
---------------------------------------------------------------------------
Premcor Refining Group Inc. (The), Sr. Unsec.
  Global Notes, 9.25%, 02/01/10                    905,000          963,825
---------------------------------------------------------------------------
Western Gas Resources, Inc., Sr. Unsec. Gtd.
  Sub. Notes, 10.00%, 06/15/09                   1,615,000        1,784,575
===========================================================================
                                                                 52,380,138
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE

---------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-0.17%

Huntsman Advanced Materials LLC, Sr. Sec.
  Second Lien Notes, 11.00%, 07/15/10
  (Acquired 06/23/03; Cost $1,900,000)(a)      $ 1,900,000   $    2,004,500
===========================================================================

PACKAGED FOODS & MEATS-0.69%

Dole Food Co., Inc., Sr. Notes, 8.88%,
  03/15/11 (Acquired 03/17/03-07/09/03; Cost
  $7,724,844)(a)                                 7,495,000        7,869,750
===========================================================================

PAPER PACKAGING-1.42%

Constar International Inc., Sr. Sub. Notes,
  11.00%, 12/01/12                               8,640,000        8,683,200
---------------------------------------------------------------------------
Graphic Packaging Corp., Unsec. Gtd. Sub.
  Global Notes, 8.63%, 02/15/12                  3,805,000        3,919,150
---------------------------------------------------------------------------
Jefferson Smurfit Corp., Sr. Notes, 7.50%,
  06/01/13 (Acquired 05/16/03; Cost
  $3,775,000)(a)                                 3,775,000        3,737,250
===========================================================================
                                                                 16,339,600
===========================================================================

PAPER PRODUCTS-0.78%

Bowater Inc., Sr. Notes, 6.50%, 06/15/13
  (Acquired 06/16/03; Cost $5,737,536)(a)        5,760,000        5,178,413
---------------------------------------------------------------------------
Cascades Inc. (Canada), Sr. Notes, 7.25%,
  02/15/13 (Acquired 01/31/03; Cost
  $3,860,000)(a)                                 3,860,000        3,821,400
===========================================================================
                                                                  8,999,813
===========================================================================

PERSONAL PRODUCTS-1.14%

Elizabeth Arden, Inc., Sr. Sec. Global Notes,
  11.75%, 02/01/11                               6,835,000        7,689,375
---------------------------------------------------------------------------
Herbalife International Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 11.75%, 07/15/10            4,845,000        5,450,625
===========================================================================
                                                                 13,140,000
===========================================================================

PHARMACEUTICALS-1.60%

aaiPharma Inc., Sr. Sub. Unsec. Gtd. Global
  Notes, 11.00%, 04/01/10                       12,865,000       14,408,800
---------------------------------------------------------------------------
Biovail Corp. (Canada), Sr. Sub. Yankee
  Notes, 7.88%, 04/01/10                         3,865,000        4,019,600
===========================================================================
                                                                 18,428,400
===========================================================================

PUBLISHING-0.55%

PRIMEDIA Inc., Sr. Notes, 8.00%, 05/15/13
  (Acquired 05/08/03; Cost $6,253,181)(a)        6,265,000        6,296,325
===========================================================================

RAILROADS-2.05%

Kansas City Southern Railway, Sr. Unsec. Gtd.
  Global Notes, 9.50%, 10/01/08                  8,784,000        9,838,080
---------------------------------------------------------------------------
RailAmerica Transportation Corp., Sr. Unsec.
  Gtd. Sub. Notes, 12.88%, 08/15/10              3,605,000        4,019,575
---------------------------------------------------------------------------
TFM S.A. de C.V. (Mexico), Sr. Unsec. Gtd.
  Yankee Deb., 11.75%, 06/15/09                  8,223,000        8,428,575
---------------------------------------------------------------------------


                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
RAILROADS-(CONTINUED)

Wabtec Corp., Sr. Notes, 6.88%, 07/31/13
  (Acquired 07/23/03; Cost $1,225,000)(a)      $ 1,225,000   $    1,228,063
===========================================================================
                                                                 23,514,293
===========================================================================

REAL ESTATE-1.17%

Host Marriott Corp., Sr. Sec. Gtd. Notes,
  7.88%, 08/01/08                                5,720,000        5,734,300
---------------------------------------------------------------------------
Host Marriott L.P.,
  Series E, Sr. Sec. Gtd. Notes, 8.38%,
  02/15/06                                         300,000          307,500
---------------------------------------------------------------------------
  Series G, Sr. Gtd. Global Notes, 9.25%,
  10/01/07                                       5,400,000        5,751,000
---------------------------------------------------------------------------
iStar Financial Inc.,
  Sr. Notes, 7.00%, 03/15/08                       985,000        1,002,238
---------------------------------------------------------------------------
  Sr. Unsec. Notes, 8.75%, 08/15/08                615,000          661,125
===========================================================================
                                                                 13,456,163
===========================================================================

REGIONAL BANKS-0.70%

Western Financial Bank, Unsec. Sub. Deb.,
  8.88%, 08/01/07                                   95,000           97,850
---------------------------------------------------------------------------
  9.63%, 05/15/12                                7,225,000        7,983,625
===========================================================================
                                                                  8,081,475
===========================================================================

RESTAURANTS-0.18%

Friendly Ice Cream Corp., Sr. Unsec. Gtd.
  Notes, 10.50%, 12/01/07                        2,000,000        2,020,000
===========================================================================

SEMICONDUCTOR EQUIPMENT-0.24%

Amkor Technology Inc., Sr. Notes, 7.75%,
  05/15/13 (Acquired 05/01/03; Cost
  $2,899,825)(a)                                 2,895,000        2,793,675
===========================================================================

SPECIALTY CHEMICALS-1.04%

OM Group, Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 9.25%, 12/15/11                         4,785,000        4,713,225
---------------------------------------------------------------------------
Rhodia S.A. (France), Sr. Notes, 7.63%,
  06/01/10 (Acquired 05/20/03; Cost
  $2,885,000)(a)                                 2,885,000        2,827,300
---------------------------------------------------------------------------
Westlake Chemical Corp., Sr. Notes, 8.75%,
  07/15/11 (Acquired 07/21/03; Cost
  $4,435,000)(a)                                 4,435,000        4,435,000
===========================================================================
                                                                 11,975,525
===========================================================================

SPECIALTY STORES-0.99%

CSK Auto, Inc., Sr. Unsec. Gtd. Global Notes,
  12.00%, 06/15/06                               3,310,000        3,690,650
---------------------------------------------------------------------------
Petco Animal Supplies Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 10.75%, 11/01/11            4,740,000        5,308,800
---------------------------------------------------------------------------
Petro Stopping Centers L.P., Sr. Unsec.
  Notes, 10.50%, 02/01/07                        2,400,000        2,388,000
===========================================================================
                                                                 11,387,450
===========================================================================

STEEL-0.48%

IPSCO, Inc (Canada), Sr. Notes, 8.75%,
  06/01/13 (Acquired 06/13/03-06/20/03; Cost
  $5,667,000)(a)                                 5,520,000        5,547,600
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE

---------------------------------------------------------------------------

TRUCKING-0.55%

North American Van Lines, Sr. Unsec. Gtd.
  Sub. Global Notes, 13.38%, 12/01/09          $ 5,830,000   $    6,369,275
===========================================================================

WIRELESS TELECOMMUNICATION SERVICES-5.42%

AirGate PCS, Inc., Sr. Sub. Disc. Notes,
  13.50%, 10/01/09(e)(g)                         8,080,000        4,444,000
---------------------------------------------------------------------------
Alamosa Holdings, Inc., Sr. Unsec. Gtd. Disc.
  Notes, 12.88%, 02/15/10(e)                     5,830,000        3,935,250
---------------------------------------------------------------------------
American Tower Corp., Sr. Global Notes,
  9.38%, 02/01/09                                8,905,000        9,083,100
---------------------------------------------------------------------------
American Tower Escrow Corp., Unsec. Disc.
  Global Notes, 12.25%, 08/01/08(h)              4,350,000        2,871,000
---------------------------------------------------------------------------
Centennial Cellular Operating Co./Centennial
  Communications Corp., Sr. Notes, 10.13%,
  06/15/13 (Acquired 06/16/03-07/09/03; Cost
  $6,794,700)(a)                                 6,780,000        6,644,400
---------------------------------------------------------------------------
Horizon PCS, Inc., Sr. Unsec. Gtd. Disc.
  Global Notes, 14.00%, 10/01/10(d)(f)           5,150,000          849,750
---------------------------------------------------------------------------
iPCS, Inc., Sr. Unsec. Disc. Notes, 14.00%,
  07/15/10(d)(f)                                 6,335,000          411,775
---------------------------------------------------------------------------
IWO Holdings, Inc., Sr. Unsec. Gtd. Global
  Notes, 14.00%, 01/15/11                       10,740,000        1,664,700
---------------------------------------------------------------------------
Nextel Communications, Inc.,
  Class A, Sr. Notes, 7.38%, 08/01/15            2,220,000        2,195,025
---------------------------------------------------------------------------
  Sr. Global Notes, 12.00%, 11/01/08             9,705,000       10,469,269
---------------------------------------------------------------------------
Nextel Partners, Inc., Sr. Unsec. Notes,
  8.13%, 07/01/11 (Acquired 06/16/03; Cost
  $2,880,000)(a)                                 2,880,000        2,671,200
---------------------------------------------------------------------------
Rural Cellular Corp.-Class A, Sr. Notes,
  9.88%, 02/01/10 (Acquired 07/23/03; Cost
  $3,710,000)(a)                                 3,710,000        3,543,050
---------------------------------------------------------------------------
SBA Communications Corp., Sr. Unsec. Global
  Notes, 10.25%, 02/01/09                        4,070,000        3,805,450
---------------------------------------------------------------------------
Triton PCS, Inc., Sr. Notes, 8.50%, 06/01/13
  (Acquired 05/30/03; Cost $2,885,000)(a)(d)     2,885,000        3,000,400
---------------------------------------------------------------------------
UbiquiTel Operating Co., Sr. Unsec. Gtd.
  Disc. Notes, 14.00%, 05/15/10 (Acquired
  02/21/03; Cost $430,400)(a)(e)                 2,152,000        1,237,400
---------------------------------------------------------------------------
US Unwired Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Disc. Notes, 13.38%, 11/01/09(e)          4,910,000        2,553,200
---------------------------------------------------------------------------
Western Wireless Corp., Sr. Sec. Notes,
  9.25%, 07/15/13 (Acquired 07/11/03; Cost
  $2,990,000)(a)                                 2,990,000        2,855,450
===========================================================================
                                                                 62,234,419
===========================================================================
    Total Bonds & Notes (Cost $1,155,648,715)                 1,117,939,255
===========================================================================



                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

WARRANTS & OTHER EQUITY INTERESTS-5.56%

ALTERNATIVE CARRIERS-0.00%

KMC Telecom Holdings, Inc.-Wts., expiring
  4/15/08(i)                                            35                9
===========================================================================

BROADCASTING & CABLE TV-2.11%

Cablevision Systems New York Group,
  Series H, 11.75% Pfd.                            136,375       14,251,187
---------------------------------------------------------------------------
  Series M, 11.13% PIK Pfd.                         86,800        9,027,200
---------------------------------------------------------------------------
Knology Inc.,
  Series D, Conv. Pfd. (Acquired 01/06/98-
  01/12/00; Cost $0)(a)(d)(j)                      649,310          973,965
---------------------------------------------------------------------------
  Wts., expiring 10/22/07 (Acquired 03/12/98-
  02/01/00; Cost $270)(a)(c)(d)(i)                  47,295                0
===========================================================================
                                                                 24,252,352
===========================================================================

COMMUNICATIONS EQUIPMENT-0.00%

Loral Space & Communications, Ltd.-Wts.,
  expiring 12/26/06(i)                              74,000              740
===========================================================================

CONSTRUCTION MATERIALS-0.00%

Dayton Superior-Wts., expiring 06/15/09
  (Acquired 08/07/00-01/30/01; Cost
  $10,000)(a)(d)(i)                                 10,780            2,695
===========================================================================

GENERAL MERCHANDISE STORES-0.01%

Travelcenters of America Inc.,
  Wts., expiring 05/01/09(i)                         4,900           13,475
---------------------------------------------------------------------------
  Wts., expiring 05/01/09 (Acquired 01/29/01;
  Cost $0)(a)(d)(i)                                 14,700          150,675
===========================================================================
                                                                    164,150
===========================================================================

HOME FURNISHINGS-0.00%

O'Sullivan Industries, Inc.,
  Series B, Pfd. Wts., expiring 11/15/09
  (Acquired 06/13/00; Cost $0)(a)(d)(i)             21,155              212
---------------------------------------------------------------------------
  Wts., expiring 11/15/09 (Acquired 06/13/00;
  Cost $0)(a)(d)(i)                                 21,155              212
===========================================================================
                                                                        424
===========================================================================


---------------------------------------------------------------------------
                                                                 MARKET
                                                 SHARES          VALUE

INTEGRATED TELECOMMUNICATION SERVICES-0.00%

NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
  11/15/00; Cost $0)(a)(d)(i)                       16,535   $          165
===========================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.65%

AES Trust VII -- $3.00 Conv. Pfd.                  191,495        7,492,242
===========================================================================

PUBLISHING-0.57%

PRIMEDIA Inc.,
  Series D, 10.00% Pfd.                             31,900        3,030,500
---------------------------------------------------------------------------
  Series F, 9.20% Pfd.                              37,800        3,534,300
===========================================================================
                                                                  6,564,800
===========================================================================

RAILROADS-0.03%

RailAmerica Inc.-Wts., expiring 08/15/10
  (Acquired 10/05/00; Cost $0)(a)(d)(i)             15,525          283,331
===========================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.19%

American Tower Corp.-Wts., expiring 08/01/08
  (Acquired 01/22/03; Cost $231,642)(a)(d)(i)        4,350          479,588
---------------------------------------------------------------------------
Dobson Communications Corp, 12.25% PIK Pfd.         17,358       17,010,840
---------------------------------------------------------------------------
Horizon PCS, Inc.-Wts., expiring 10/01/10
  (Acquired 05/02/01; Cost $0)(a)(d)(i)             29,480               29
---------------------------------------------------------------------------
iPCS, Inc.-Wts., expiring 07/15/10 (Acquired
  01/29/01; Cost $0)(a)(d)(i)                        6,880               69
---------------------------------------------------------------------------
IWO Holdings Inc.-Wts., expiring 01/15/11
  (Acquired 08/24/01; Cost $0)(a)(d)(i)             14,340              143
---------------------------------------------------------------------------
SpectraSite, Inc.(j)                               131,359        7,684,502
---------------------------------------------------------------------------
UbiquiTel Inc.-Wts., expiring 04/15/10
  (Acquired 08/10/00; Cost $0)(a)(d)(i)             27,680              277
===========================================================================
                                                                 25,175,448
===========================================================================
    Total Warrants & Other Equity Interests
      (Cost $60,942,796)                                         63,936,356
===========================================================================
TOTAL INVESTMENTS-102.82% (Cost
  $1,216,591,511)                                             1,181,875,611
===========================================================================
OTHER ASSETS LESS LIABILITIES-(2.82%)                           (32,457,694)
===========================================================================
NET ASSETS-100.00%                                           $1,149,417,917
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

Conv.   - Convertible
Ctfs.   - Certificates
Deb.    - Debentures
Disc.   - Discounted
Gtd.    - Guaranteed
Pfd.    - Preferred
PIK     - Payment in Kind
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 07/31/03 was $251,184,225, which represented 21.85% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(b) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees.
(d) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 07/31/03 was $36,295,357, which represented 3.16% of the Fund's net assets.
(e) Discounted bond at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f) Defaulted security. Issuer has filed for protection under Chapter 11 of the U.S. Bankruptcy Code.
(g) Consists of more than one class of securities traded together as a unit. In addition to the security listed, each unit includes warrants to purchase common or preferred shares of the issuer.
(h) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(i) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(j) Non-income producing security.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------

July 31, 2003

ASSETS:

Investments, at market value (cost
  $1,216,591,511)                            $ 1,181,875,611
------------------------------------------------------------
Receivables for:
  Investments sold                                37,502,515
------------------------------------------------------------
  Fund shares sold                                   652,314
------------------------------------------------------------
  Dividends and interest                          24,905,375
------------------------------------------------------------
  Investment matured (Note 7)                         31,800
------------------------------------------------------------
Investment for deferred compensation plan            109,014
------------------------------------------------------------
Other assets                                          74,816
============================================================
    Total assets                               1,245,151,445
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           24,077,856
------------------------------------------------------------
  Fund shares reacquired                          39,193,414
------------------------------------------------------------
  Amount due custodian bank                       27,369,123
------------------------------------------------------------
  Dividends                                        3,377,990
------------------------------------------------------------
  Deferred compensation plan                         109,014
------------------------------------------------------------
Accrued distribution fees                            647,351
------------------------------------------------------------
Accrued trustees' fees                                 1,237
------------------------------------------------------------
Accrued transfer agent fees                          588,874
------------------------------------------------------------
Accrued operating expenses                           368,669
============================================================
    Total liabilities                             95,733,528
============================================================
Net assets applicable to shares outstanding  $ 1,149,417,917
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 3,112,636,351
------------------------------------------------------------
Undistributed net investment income                  689,140
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                       (1,929,191,674)
------------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities                          (34,715,900)
============================================================
                                             $ 1,149,417,917
____________________________________________________________
============================================================

NET ASSETS:

Class A                                      $   547,092,013
____________________________________________________________
============================================================
Class B                                      $   530,239,480
____________________________________________________________
============================================================
Class C                                      $    72,086,424
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                          133,278,778
____________________________________________________________
============================================================
Class B                                          128,772,009
____________________________________________________________
============================================================
Class C                                           17,568,964
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $          4.10
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $4.10 divided
      by 95.25%)                             $          4.30
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                    $          4.12
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                    $          4.10
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------

For the year ended July 31, 2003

INVESTMENT INCOME:

Interest                                                      $ 107,890,624
---------------------------------------------------------------------------
Dividends                                                         2,609,425
---------------------------------------------------------------------------
Dividends from affiliated money market funds                        614,168
===========================================================================
    Total investment income                                     111,114,217
===========================================================================

EXPENSES:

Advisory fees                                                     5,533,331
---------------------------------------------------------------------------
Administrative services fees                                        245,247
---------------------------------------------------------------------------
Custodian fees                                                      122,865
---------------------------------------------------------------------------
Distribution fees -- Class A                                      1,269,061
---------------------------------------------------------------------------
Distribution fees -- Class B                                      4,663,992
---------------------------------------------------------------------------
Distribution fees -- Class C                                        556,053
---------------------------------------------------------------------------
Transfer agent fees                                               2,991,806
---------------------------------------------------------------------------
Trustees' fees                                                       14,681
---------------------------------------------------------------------------
Other                                                               438,011
===========================================================================
    Total expenses                                               15,835,047
===========================================================================
Less: Fees waived and expenses paid indirectly                      (62,958)
===========================================================================
    Net expenses                                                 15,772,089
===========================================================================
Net investment income                                            95,342,128
===========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain (loss) from investment securities            (164,599,730)
---------------------------------------------------------------------------
Change in net unrealized appreciation of investment
  securities                                                    278,571,487
===========================================================================
Net gain from investment securities                             113,971,757
===========================================================================
Net increase in net assets resulting from operations          $ 209,313,885
___________________________________________________________________________
===========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

For the years ended July 31, 2003 and 2002

                                                                   2003              2002
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   95,342,128    $  141,056,268
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities           (164,599,730)     (486,124,409)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                   278,571,487       148,209,888
==============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  209,313,885      (196,858,253)
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (48,175,551)      (69,550,001)
----------------------------------------------------------------------------------------------
  Class B                                                        (41,662,189)      (71,741,714)
----------------------------------------------------------------------------------------------
  Class C                                                         (4,898,704)       (7,514,536)
==============================================================================================
  Decrease in net assets resulting from distributions            (94,736,444)     (148,806,251)
==============================================================================================
Share transactions-net:
  Class A                                                         68,038,018      (111,693,259)
----------------------------------------------------------------------------------------------
  Class B                                                         13,140,786      (114,155,181)
----------------------------------------------------------------------------------------------
  Class C                                                         16,219,386       (13,464,843)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                           97,398,190      (239,313,283)
==============================================================================================
    Net increase (decrease) in net assets                        211,975,631      (584,977,787)
==============================================================================================

NET ASSETS:

  Beginning of year                                              937,442,286     1,522,420,073
==============================================================================================
  End of year                                                 $1,149,417,917    $  937,442,286
______________________________________________________________________________________________
==============================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM High Yield Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eight separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.625% on the first $200 million of the Fund's average daily net assets, plus 0.55% on the next $300 million of the Fund's average daily net assets, plus 0.50% on the next $500 million of the Fund's average daily net assets, plus 0.45% on the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended July 31, 2003, AIM waived fees of $8,331.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2003, AIM was paid $245,247 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2003, AFS retained $1,489,770 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and Investor Class shares of the Fund. Investor Class shares have not commenced operations. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Investor Class shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended July 31, 2003, the Class A, Class B and Class C shares paid $1,269,061, $4,663,992 and $556,053, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2003, AIM Distributors retained $129,415 in front-end sales commissions from the sale of Class A shares and $27,969, $5,042 and $12,196 from Class A, Class B and Class C, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

NOTE 3--INDIRECT EXPENSES

For the year ended July 31, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $19,341 and reductions in custodian fees of $35,286 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $54,627.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

    During the year ended July 31, 2003, the Fund paid legal fees of $4,620 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the year ended July 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended July 31, 2003 and 2002 was as follows:

                                      2003            2002
--------------------------------------------------------------
Distributions paid from:
  Ordinary income                  $94,736,444    $148,806,251
______________________________________________________________
==============================================================


Tax Components of Net Assets:

As of July 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                $     2,903,666
------------------------------------------------------------
Unrealized appreciation
  (depreciation) -- investments                  (40,148,326)
------------------------------------------------------------
Temporary book/tax differences                      (243,800)
------------------------------------------------------------
Capital loss carryforward                     (1,835,099,716)
------------------------------------------------------------
Post-October capital loss deferral               (90,630,258)
------------------------------------------------------------
Shares of beneficial interest                  3,112,636,351
============================================================
Total net assets                             $ 1,149,417,917
____________________________________________________________
============================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales and the treatment of defaulted bonds and bond premium amortization.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation, retirement plan expenses and treatment of interest on defaulted bonds.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
------------------------------------------------------------
July 31, 2006                                 $  115,531,161
------------------------------------------------------------
July 31, 2007                                    297,433,797
------------------------------------------------------------
July 31, 2008                                    303,063,104
------------------------------------------------------------
July 31, 2009                                    150,303,692
------------------------------------------------------------
July 31, 2010                                    473,407,401
------------------------------------------------------------
July 31, 2011                                    495,360,561
============================================================
Total capital loss carryforward               $1,835,099,716
____________________________________________________________
============================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended July 31, 2003 was $1,042,880,730 and $982,528,271, respectively.

  Receivable for investment matured represents the estimated proceeds to the fund by Candescent Technologies Corp. which is in default with respect to the principal payments on $600,000 par value, Senior Unsecured Guaranteed Subordinated Debentures, 8.00%, which was due May 1, 2003. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees.

                 UNREALIZED APPRECIATION (DEPRECIATION) OF
                    INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities      $ 58,328,227
----------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (98,476,553)
============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                    $(40,148,326)
____________________________________________________________________________
============================================================================
Cost of investments for tax purposes is $1,222,023,937.


NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of defaulted bond adjustments and capital loss carryforwards of merger transactions on July 31, 2003, undistributed net investment income was increased by $12,508,902, undistributed net realized gains (losses) decreased by $38,165,906 and shares of beneficial interest increased by $25,657,004. This reclassification had no effect on the net assets of the Fund.

NOTE 9--SHARE INFORMATION

The Fund currently consists of four different classes of shares: Class A shares, Class B shares, Class C shares and Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class A shares are subject to CDSC. Investor Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Investor Class shares have not commenced operations.

                                               CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------
                                                                                   YEAR ENDED JULY 31,
                                                              -------------------------------------------------------------
                                                                          2003                             2002
                                                              -----------------------------    ----------------------------
                                                                 SHARES          AMOUNT          SHARES          AMOUNT
---------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      163,631,121    $ 631,077,903     61,671,459    $ 274,866,210
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                       30,851,723      117,940,158     28,855,909      131,251,628
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                       12,379,160       47,768,358      7,361,669       32,891,393
===========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        7,455,053       28,454,055      9,782,026       43,420,316
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                        5,176,658       19,722,338      7,389,848       32,867,780
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                          768,448        2,934,254        918,849        4,077,812
===========================================================================================================================
Issued in connection with acquisitions:*
  Class A                                                        8,999,611       37,602,120             --               --
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                       10,480,525       43,922,476             --               --
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                        1,949,995        8,144,636             --               --
===========================================================================================================================
Automatic conversion of Class B shares to Class A shares:**
  Class A                                                        7,570,103       29,132,839             --               --
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (7,535,951)     (29,132,839)            --               --
===========================================================================================================================
Reacquired:
  Class A                                                     (167,318,004)    (658,228,899)   (97,447,190)    (429,979,785)
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (36,609,427)    (139,311,347)   (63,245,842)    (278,274,589)
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (11,045,541)     (42,627,862)   (11,408,493)     (50,434,048)
===========================================================================================================================
                                                                26,753,474    $  97,398,190    (56,121,765)   $(239,313,283)
___________________________________________________________________________________________________________________________
===========================================================================================================================

* As of the opening of business on June 23, 2003, the Fund acquired all of the net assets of AIM High Yield Fund II pursuant to a plan of reorganization approved by AIM High Yield Fund II shareholders on June 4, 2003. The acquisition was accomplished by a tax-free exchange of 21,430,131 shares of the Fund for 14,799,134 shares of AIM High Yield Fund II outstanding as of the close of business June 20, 2003. AIM High Yield Fund II net assets at that date of $89,669,232 including $(611,924) of unrealized (depreciation), were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $1,256,561,728. Included in net assets of the acquiring fund is undistributed net investment income (loss) of $(338,019) and undistributed net realized gain (loss) of $(73,445,461).
** Prior to the year ended July 31, 2002, conversion of Class B shares to Class
   A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 10--SIGNIFICANT EVENT

The Board of Trustees of AIM Investment Securities Funds ("Buyer") unanimously approved, on June 11, 2003, an Agreement and Plan of Reorganization ("Plan") pursuant to which AIM High Yield Fund ("Buying Fund"), a series of Buyer would acquire all of the assets of INVESCO High Yield Fund ("Selling Fund"), a series of INVESCO Bond Funds, Inc. ("the Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

  The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around October 21, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                         CLASS A
                                                           --------------------------------------------------------------------
                                                                                                   SEVEN MONTHS
                                                                   YEAR ENDED JULY 31,                ENDED        YEAR ENDED
                                                           ------------------------------------     JULY 31,       DECEMBER 31,
                                                             2003          2002          2001         2000            1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $   3.70      $   4.92      $   7.00     $     8.07      $     8.77
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        0.37(a)       0.49(b)       0.68           0.47            0.85
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                0.40         (1.19)        (2.03)         (1.03)          (0.66)
===============================================================================================================================
    Total from investment operations                           0.77         (0.70)        (1.35)         (0.56)           0.19
===============================================================================================================================
Less distributions:
  Dividends from net investment income                        (0.37)        (0.52)        (0.69)         (0.49)          (0.87)
-------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                              --            --         (0.03)         (0.02)          (0.02)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net investment income               --            --         (0.01)            --              --
===============================================================================================================================
    Total distributions                                       (0.37)        (0.52)        (0.73)         (0.51)          (0.89)
===============================================================================================================================
Net asset value, end of period                             $   4.10      $   3.70      $   4.92     $     7.00      $     8.07
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                                               22.10%       (15.36)%      (19.98)%        (7.12)%          2.21%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $547,092      $417,974      $683,845     $1,056,453      $1,364,502
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets                        1.16%(d)      1.07%         0.99%          0.93%(e)        0.92%
===============================================================================================================================
Ratio of net investment income to average net assets           9.64%(d)     11.15%(b)     11.98%         10.79%(e)       10.06%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(f)                                      101%           59%           55%            23%             79%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have remained the same and the ratio of net investment income to average net assets would have been 11.22%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $507,624,606.
(e)  Annualized.
(f)  Not annualized for periods less than one year.


                                                                                          CLASS B
                                                           ---------------------------------------------------------------------
                                                                                                    SEVEN MONTHS
                                                                    YEAR ENDED JULY 31,                ENDED        YEAR ENDED
                                                           -------------------------------------     JULY 31,       DECEMBER 31,
                                                             2003           2002          2001         2000            1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $   3.71       $   4.93      $   7.01     $     8.07      $     8.76
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        0.34(a)        0.45(b)       0.64           0.44            0.79
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                0.41          (1.18)        (2.03)         (1.03)          (0.66)
================================================================================================================================
    Total from investment operations                           0.75          (0.73)        (1.39)         (0.59)           0.13
================================================================================================================================
Less distributions:
  Dividends from net investment income                        (0.34)         (0.49)        (0.65)         (0.45)          (0.80)
--------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                              --             --         (0.03)         (0.02)          (0.02)
--------------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net investment income               --             --         (0.01)            --              --
================================================================================================================================
    Total distributions                                       (0.34)         (0.49)        (0.69)         (0.47)          (0.82)
================================================================================================================================
Net asset value, end of period                             $   4.12       $   3.71      $   4.93     $     7.01      $     8.07
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                                               21.44%        (15.99)%      (20.60)%        (7.49)%          1.46%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $530,239       $469,408      $756,704     $1,206,737      $1,559,864
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets                        1.91%(d)       1.82%         1.75%          1.69%(e)        1.68%
================================================================================================================================
Ratio of net investment income to average net assets           8.89%(d)      10.40%(b)     11.22%         10.03%(e)        9.30%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(f)                                      101%            59%           55%            23%             79%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.46 and the ratio of net investment income to average net assets would have been 10.47%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $466,399,161.
(e)  Annualized.
(f)  Not annualized for periods less than one year.


                                                                                          CLASS C
                                                             ------------------------------------------------------------------
                                                                                                   SEVEN MONTHS
                                                                    YEAR ENDED JULY 31,              ENDED         YEAR ENDED
                                                             ----------------------------------     JULY 31,       DECEMBER 31,
                                                              2003          2002         2001         2000            1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  3.70       $  4.92      $  6.99      $   8.05        $   8.74
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.34(a)       0.45(b)      0.65          0.44            0.78
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.40         (1.18)       (2.03)        (1.03)          (0.65)
===============================================================================================================================
    Total from investment operations                            0.74         (0.73)       (1.38)        (0.59)           0.13
===============================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.34)        (0.49)       (0.65)        (0.45)          (0.80)
-------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                               --            --        (0.03)        (0.02)          (0.02)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net investment income                --            --        (0.01)           --              --
===============================================================================================================================
    Total distributions                                        (0.34)        (0.49)       (0.69)        (0.47)          (0.82)
===============================================================================================================================
Net asset value, end of period                               $  4.10       $  3.70      $  4.92      $   6.99        $   8.05
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                                                21.22%       (16.02)%     (20.52)%       (7.51)%          1.46%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $72,086       $50,060      $81,871      $110,297        $129,675
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets                         1.91%(d)      1.82%        1.75%         1.69%(e)        1.68%
===============================================================================================================================
Ratio of net investment income to average net assets            8.89%(d)     10.40%(b)    11.22%        10.03%(e)        9.30%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(f)                                       101%           59%          55%           23%             79%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.46 and the ratio of net investment income to average net assets would have been 10.47%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $55,605,334.
(e)  Annualized
(f)  Not annualized for periods less than one year.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Income Fund
and the Board of Trustees of AIM Investment Securities Funds:



We have audited the accompanying statement of assets and liabilities of AIM Income Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Income Fund as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                             /s/ ERNST & YOUNG LLP
September 10, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------
July 31, 2003


                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
U.S. DOLLAR DENOMINATED BONDS & NOTES-81.52%

AEROSPACE & DEFENSE-1.31%

Lockheed Martin Corp., Series A, Medium Term
  Notes, 8.66%, 11/30/06                       $2,200,000   $  2,531,760
------------------------------------------------------------------------
  Unsec. Gtd. Unsub. Notes, 7.25%, 05/15/06     2,700,000      3,024,324
------------------------------------------------------------------------
Raytheon Co., Notes, 6.75%, 08/15/07            2,185,000      2,426,333
------------------------------------------------------------------------
  Sr. Unsec. Notes, 6.30%, 03/15/05             1,700,000      1,806,131
========================================================================
                                                               9,788,548
========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.03%

Russell Corp., Sr. Unsec. Gtd. Global Notes,
  9.25%, 05/01/10                                  90,000         96,750
------------------------------------------------------------------------
William Carter Co. (The)-Series B, Sr. Unsec.
  Gtd. Sub. Global Notes, 10.88%, 08/15/11         95,000        106,875
========================================================================
                                                                 203,625
========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.84%

Bank of New York Co., Inc. (The), Sub. Medium
  Term Notes, 7.17%, 03/24/28(a)               19,600,000      3,018,400
------------------------------------------------------------------------
Bank of New York Institutional Capital Trust-
  Series A, Bonds, 7.78%, 12/01/26 (Acquired
  06/12/03; Cost $3,786,854)(b)(c)              3,175,000      3,258,852
========================================================================
                                                               6,277,252
========================================================================

AUTO PARTS & EQUIPMENT-0.00%

Key Plastics Holdings, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 10.25%,
  03/15/07(c)(d)(e)                             1,325,000              0
========================================================================

AUTOMOBILE MANUFACTURERS-0.26%

DaimlerChrysler N.A. Holding Corp.-Series D,
  Gtd. Medium Term Notes, 3.40%, 12/15/04       1,950,000      1,976,695
========================================================================

BROADCASTING & CABLE TV-10.40%

Adelphia Communications Corp., Series B, Sr.
  Unsec. Notes, 9.88%, 03/01/07(c)(d)             140,000         92,750
------------------------------------------------------------------------
  Sr. Unsec. Notes, 10.88%, 10/01/10(c)(d)      3,600,000      2,385,000
------------------------------------------------------------------------
British Sky Broadcasting Group PLC (United
  Kingdom), Gtd. Yankee Notes, 6.88%,
  02/23/09                                      4,425,000      4,793,779
------------------------------------------------------------------------
  Unsec. Gtd. Yankee Notes, 7.30%, 10/15/06     4,450,000      4,810,361
------------------------------------------------------------------------
Clear Channel Communications, Inc.,
  Sr. Unsec. Gtd. Notes, 8.00%, 11/01/08        6,635,000      7,472,669
------------------------------------------------------------------------
  Sr. Unsec. Notes, 7.88%, 06/15/05             1,115,000      1,223,512
------------------------------------------------------------------------
Comcast Cable Communications, Inc., Unsec.
  Unsub. Notes, 8.88%, 05/01/17                 2,770,000      3,392,336
------------------------------------------------------------------------
Comcast Corp.,
  Sr. Unsec. Notes, 8.88%, 04/01/07               170,000        179,756
------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 10.50%, 06/15/06       4,015,000      4,777,850
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

BROADCASTING & CABLE TV-(CONTINUED)

Comcast UK Cable Partners Ltd. (Bermuda), Sr.
  Unsec. Yankee Deb., 11.20%, 11/15/07         $  750,000   $    742,500
------------------------------------------------------------------------
Continental Cablevision, Inc., Sr. Unsec.
  Deb., 9.50%, 08/01/13                         3,800,000      4,403,478
------------------------------------------------------------------------
Cox Communications, Inc.,
  Sr. Unsec. Putable Deb., 6.53%, 02/01/08      4,235,000      4,580,915
------------------------------------------------------------------------
  Unsec. Notes, 4.63%, 06/01/13                 2,535,000      2,369,464
------------------------------------------------------------------------
CSC Holdings Inc.,
  Sr. Unsec. Deb., 7.88%, 02/15/18              3,250,000      3,103,750
------------------------------------------------------------------------
  Sr. Unsec. Notes,
    7.25%, 07/15/08                             7,555,000      7,441,675
------------------------------------------------------------------------
    7.88%, 12/15/07                             6,480,000      6,512,400
------------------------------------------------------------------------
Knology, Inc., Sr. Unsec. PIK Notes, 12.00%,
  11/30/09 (Acquired 01/06/98-05/15/03; Cost
  $1,281,575)(b)                                  771,151        663,190
------------------------------------------------------------------------
Pegasus Communications Corp.-Series B, Sr.
  Notes, 9.63%, 10/15/05                          500,000        460,000
------------------------------------------------------------------------
TCI Communications Financing III, Gtd. Bonds,
  9.65%, 03/31/27                               5,075,000      5,810,114
------------------------------------------------------------------------
TCI Communications, Inc., Medium Term Notes,
  8.35%, 02/15/05                               2,175,000      2,332,992
------------------------------------------------------------------------
Time Warner Inc., Unsec. Deb., 9.15%,
  02/01/23                                      7,200,000      8,567,640
------------------------------------------------------------------------
  Unsec. Notes, 7.75%, 06/15/05                 1,300,000      1,421,290
========================================================================
                                                              77,537,421
========================================================================

CASINOS & GAMING-0.56%

Mohegan Tribal Gaming Authority, Sr. Unsec.
  Gtd. Sub. Global Notes, 8.00%, 04/01/12       2,140,000      2,289,800
------------------------------------------------------------------------
Park Place Entertainment Corp., Sr. Unsec.
  Global Notes, 7.00%, 04/15/13                 1,775,000      1,859,312
========================================================================
                                                               4,149,112
========================================================================

COMMODITY CHEMICALS-0.15%

Equistar Chemicals L.P./Equistar Funding
  Corp., Sr. Unsec. Gtd. Global Notes,
  10.13%, 09/01/08                              1,040,000      1,045,200
------------------------------------------------------------------------
ISP Chemco Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Global Notes, 10.25%, 07/01/11              70,000         78,750
========================================================================
                                                               1,123,950
========================================================================

CONSUMER FINANCE-4.20%

Capital One Bank, Notes, 4.88%, 05/15/08        2,750,000      2,718,237
------------------------------------------------------------------------
  Series 4, Sr. Global Notes, 6.50%, 07/30/04     675,000        701,156
------------------------------------------------------------------------
Capital One Financial Corp., Sr. Unsec.
  Notes,
  7.25%, 05/01/06                               6,985,000      7,412,831
------------------------------------------------------------------------
  8.75%, 02/01/07                               1,756,000      1,909,387
------------------------------------------------------------------------


                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
CONSUMER FINANCE-(CONTINUED)

Ford Motor Credit Co., Notes, 7.50%, 06/15/04  $  725,000   $    754,747
------------------------------------------------------------------------
  Unsec. Global Notes,
    6.70%, 07/16/04                               875,000        907,909
------------------------------------------------------------------------
    6.88%, 02/01/06                             2,950,000      3,112,279
------------------------------------------------------------------------
Household Finance Corp., Global Notes, 6.38%,
  11/27/12                                      3,000,000      3,168,300
------------------------------------------------------------------------
  Medium Term Notes, 3.38%, 02/21/06              475,000        479,949
------------------------------------------------------------------------
  Sr. Unsec. Global Notes,
    6.50%, 01/24/06                             1,450,000      1,572,554
------------------------------------------------------------------------
    8.00%, 05/09/05                             3,585,000      3,944,038
------------------------------------------------------------------------
MBNA America Bank, N.A., Notes, 6.88%,
  07/15/04 (Acquired 12/04/02; Cost
  $418,532)(b)(c)                                 400,000        416,548
------------------------------------------------------------------------
Providian Financial Corp., Sr. Unsec. Conv.
  Notes, 3.25%, 08/15/05                        4,550,000      4,203,062
========================================================================
                                                              31,300,997
========================================================================

DISTILLERS & VINTNERS-0.50%

Constellation Brands, Inc.-Series B, Sr. Gtd.
  Sub. Notes, 8.13%, 01/15/12                     980,000      1,033,900
------------------------------------------------------------------------
Diageo PLC (United Kingdom), Sr. Unsec. Gtd.
  Putable Notes, 7.45%, 04/15/05                2,300,000      2,724,396
========================================================================
                                                               3,758,296
========================================================================

DIVERSIFIED BANKS-9.94%

American Savings Bank, Notes, 6.63%, 02/15/06
  (Acquired 03/05/03; Cost $1,597,032)(b)(c)    1,440,000      1,541,664
------------------------------------------------------------------------
Bank of America Corp.-Series B, Putable Sub.
  Medium Term Notes, 8.57%, 11/15/04            2,360,000      2,951,935
------------------------------------------------------------------------
Bank One Corp., Sr. Unsec. Unsub. Global
  Notes, 7.63%, 08/01/05                        2,350,000      2,597,549
------------------------------------------------------------------------
BankAmerica Capital II-Series 2, Jr. Unsec.
  Gtd. Sub. Notes, 8.00%, 12/15/26                590,000        616,048
------------------------------------------------------------------------
BankAmerica Institutional Capital-Series B,
  Gtd. Bonds, 7.70%, 12/31/26 (Acquired
  06/18/03; Cost $3,954,874)(b)(c)              3,355,000      3,468,030
------------------------------------------------------------------------
Barclays O/S Investment Co. B.V.
  (Netherlands), Unsec. Gtd. Unsub. Floating
  Rate Euro Notes, 1.50%, 11/29/49(f)           5,400,000      4,517,046
------------------------------------------------------------------------
Barnett Capital I, Gtd. Notes, 8.06%,
  12/01/26                                      3,010,000      3,248,783
------------------------------------------------------------------------
Barnett Capital II, Gtd. Bonds, 7.95%,
  12/01/26                                      3,175,000      3,388,201
------------------------------------------------------------------------
Centura Capital Trust I, Gtd. Notes, 8.85%,
  06/01/27 (Acquired 05/22/03; Cost
  $6,036,101)(b)(c)                             4,770,000      5,148,833
------------------------------------------------------------------------
Citicorp, Jr. Unsec. Sub. Notes, 6.38%,
  01/15/06                                      2,175,000      2,319,529
------------------------------------------------------------------------
Comerica Inc., Sub. Notes, 4.80%, 05/01/15      3,030,000      2,851,260
------------------------------------------------------------------------
Corporacion Andina de Fomento (Venezuela),
  Global Notes, 5.20%, 05/21/13                 2,905,000      2,754,811
------------------------------------------------------------------------
  Unsec. Global Notes, 6.88%, 03/15/12          3,105,000      3,315,519
------------------------------------------------------------------------
Danske Bank A/S (Denmark), Sub. Yankee Notes,
  6.38%, 06/15/08 (Acquired 08/30/02; Cost
  $912,441)(b)(c)                                 850,000        905,862
------------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Notes,
  8.23%, 02/01/27                               2,790,000      2,989,987
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE

------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

Golden State Bancorp. Inc., Sub. Deb.,
  10.00%, 10/01/06                             $1,910,000   $  2,242,073
------------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)-Series 1,
  Unsec. Sub. Floating Rate Euro Notes,
  1.25%, 06/29/49(f)                            2,250,000      1,787,722
------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Putable Sub.
  Deb., 8.25%, 11/01/04                         3,710,000      4,434,823
------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (United
  Kingdom), Sub. Yankee Notes, 4.70%,
  07/03/18                                      4,500,000      4,069,575
------------------------------------------------------------------------
Santander Financial Issuances (Cayman
  Islands), Unsec. Gtd. Sub. Yankee Notes,
  7.00%, 04/01/06                               1,250,000      1,382,350
------------------------------------------------------------------------
Scotland International Finance No. 2 B.V.
  (Netherlands), Sub. Notes, 4.25%, 05/23/13
  (Acquired 05/20/03; Cost $4,788,000)(b)(c)    4,800,000      4,459,776
------------------------------------------------------------------------
U.S. Bancorp-Series N, Sr. Medium Term Notes,
  2.75%, 03/30/06                                 785,000        788,438
------------------------------------------------------------------------
U.S. Bank, N.A., Sub. Global Notes, 4.80%,
  04/15/15                                      3,900,000      3,687,372
------------------------------------------------------------------------
Wachovia Corp., Unsec. Putable Sub. Deb.,
  7.50%, 04/15/05                               4,700,000      5,445,749
------------------------------------------------------------------------
Washington Mutual, Inc., Jr. Unsec. Sub.
  Notes, 8.25%, 04/01/10                        1,725,000      2,060,944
------------------------------------------------------------------------
Wells Fargo Financial, Inc., Global Notes,
  6.13%, 02/15/06                               1,025,000      1,118,234
========================================================================
                                                              74,092,113
========================================================================

DIVERSIFIED CAPITAL MARKETS-0.49%

Chase Manhattan Corp., Sub. Deb., 7.88%,
  07/15/06                                        250,000        283,255
------------------------------------------------------------------------
UBS Preferred Funding Trust I, Gtd. Global
  Bonds, 8.62%, 10/29/49                        2,790,000      3,359,746
========================================================================
                                                               3,643,001
========================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.26%

United Rentals North America Inc., Sr. Unsec.
  Gtd. Notes, 10.75%, 04/15/08 (Acquired
  12/17/02; Cost $1,722,549)(b)                 1,775,000      1,917,000
========================================================================

ELECTRIC UTILITIES-5.25%

AmerenEnergy Generating Co.-Series C, Sr.
  Unsec. Global Notes, 7.75%, 11/01/05            975,000      1,069,945
------------------------------------------------------------------------
American Electric Power Co., Inc., Sr. Unsec.
  Unsub. Notes, 5.25%, 06/01/15                 2,890,000      2,700,821
------------------------------------------------------------------------
CenterPoint Energy, Inc., Bonds, 6.85%,
  06/01/15 (Acquired 05/21/03; Cost
  $4,670,515)(b)                                4,600,000      4,341,066
------------------------------------------------------------------------
  Notes, 5.88%, 06/01/08 (Acquired 05/21/03;
  Cost $2,566,683)(b)                           2,545,000      2,494,329
------------------------------------------------------------------------
Cinergy Corp., Unsec. Sub. Global Deb.,
  6.25%, 09/01/04                               1,850,000      1,932,436
------------------------------------------------------------------------
Cleveland Electric Illuminating Co. (The),
  First Mortgage Bonds, 6.86%, 10/01/08         2,600,000      2,811,198
------------------------------------------------------------------------


                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
ELECTRIC UTILITIES-(CONTINUED)

CMS Energy Corp., Sr. Unsec. Unsub. Notes,
  8.90%, 07/15/08                              $  180,000   $    181,800
------------------------------------------------------------------------
Duke Energy Corp., Bonds, 6.45%, 10/15/32       1,570,000      1,514,249
------------------------------------------------------------------------
  First Mortgage Bonds, 3.75%, 03/05/08
  (Acquired 02/20/03; Cost $1,246,363)(b)(c)    1,250,000      1,247,150
------------------------------------------------------------------------
Hydro-Quebec (Canada)-Series GL, Gtd.
  Floating Rate Euro Notes, 1.31%,
  09/29/49(f)                                   3,770,000      3,299,949
------------------------------------------------------------------------
MidAmerican Energy Holdings Co., Sr. Unsec.
  Global Notes, 3.50%, 05/15/08                 1,325,000      1,284,654
------------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Global
  Notes, 13.50%, 07/15/08                       1,775,000        914,125
------------------------------------------------------------------------
Public Service Co. of Colorado, First
  Mortgage Bonds, 4.88%, 03/01/13 (Acquired
  03/07/03; Cost $1,897,226)(b)(c)              1,900,000      1,847,769
------------------------------------------------------------------------
Public Service Co. of New Mexico-Series A,
  Sr. Unsec. Notes, 7.10%, 08/01/05             2,820,000      3,084,967
------------------------------------------------------------------------
South Carolina Electric & Gas Co., First
  Mortgage Bonds, 5.30%, 05/15/33               2,000,000      1,769,280
------------------------------------------------------------------------
Southern Power Co., Bonds, 4.88%, 07/15/15
  (Acquired 07/01/03; Cost $4,662,752)(b)(c)    4,675,000      4,305,254
------------------------------------------------------------------------
TXU Corp.-Series B, Sr. Unsec. Notes, 6.38%,
  10/01/04(g)                                   1,400,000      1,472,548
------------------------------------------------------------------------
Wisconsin Public Service Corp., Sr. Sec.
  Notes, 4.88%, 12/01/12                        1,500,000      1,484,880
------------------------------------------------------------------------
Xcel Energy, Inc., Sr. Notes, 3.40%, 07/01/08
  (Acquired 06/19/03; Cost $1,467,163)(b)(c)    1,470,000      1,401,998
========================================================================
                                                              39,158,418
========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.17%

ASM Lithography Holding N.V. (Netherlands),
  Conv. Bonds, 4.25%, 11/30/04 (Acquired
  04/05/00; Cost $1,507,813)(b)(c)              1,250,000      1,250,000
========================================================================

ENVIRONMENTAL SERVICES-0.53%

Waste Management, Inc., Unsec. Putable Notes,
  7.10%, 08/01/03                               3,850,000      3,971,044
========================================================================

GAS UTILITIES-1.74%

CenterPoint Energy Resources Corp., Unsec.
  Deb., 6.50%, 02/01/08                         3,750,000      3,906,712
------------------------------------------------------------------------
Kinder Morgan, Inc., Sr. Unsec. Notes, 6.80%,
  03/01/08                                      4,175,000      4,605,651
------------------------------------------------------------------------
MCN Corp., First Mortgage Bonds, 5.70%,
  03/15/33                                      3,070,000      2,847,425
------------------------------------------------------------------------
Tennessee Gas Pipeline Co., Unsec. Deb.,
  7.63%, 04/01/37                               1,650,000      1,579,875
========================================================================
                                                              12,939,663
========================================================================

HEALTH CARE FACILITIES-0.65%

Hanger Orthopedic Group, Inc., Sr. Unsec.
  Gtd. Global Notes, 10.38%, 02/15/09           2,670,000      2,923,650
------------------------------------------------------------------------
HCA Inc., Notes, 6.25%, 02/15/13                2,000,000      1,891,600
========================================================================
                                                               4,815,250
========================================================================

HOMEBUILDING-1.88%

Beazer Homes USA, Inc., Sr. Unsec. Gtd.
  Global Notes, 8.38%, 04/15/12                   115,000        123,050
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

HOMEBUILDING-(CONTINUED)

D.R. Horton, Inc., Sr. Unsec. Gtd. Notes,
  5.88%, 07/01/13                              $2,400,000   $  2,208,000
------------------------------------------------------------------------
  8.00%, 02/01/09                               1,855,000      1,984,850
------------------------------------------------------------------------
M.D.C. Holdings, Inc., Sr. Unsec. Gtd. Notes,
  5.50%, 05/15/13                               4,025,000      3,794,488
------------------------------------------------------------------------
Pulte Homes, Inc., Sr. Unsec. Notes, 6.38%,
  05/15/33                                      4,475,000      4,036,450
------------------------------------------------------------------------
WCI Communities, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 9.13%, 05/01/12                 1,785,000      1,892,100
========================================================================
                                                              14,038,938
========================================================================

HOTELS, RESORTS & CRUISE LINES-0.12%

Hilton Hotels Corp., Sr. Unsec. Notes, 7.63%,
  12/01/12                                        630,000        672,525
------------------------------------------------------------------------
John Q. Hammons Hotels, Inc., Sr. First
  Mortgage Global Notes, 8.88%, 05/15/12           60,000         63,150
------------------------------------------------------------------------
Kerzner International Ltd. (Bahamas), Sr.
  Unsec. Gtd. Sub. Global Notes, 8.88%,
  08/15/11                                        150,000        161,250
========================================================================
                                                                 896,925
========================================================================

HOUSEWARES & SPECIALTIES-0.80%

American Greetings Corp., Unsec. Putable
  Notes, 6.10%, 08/01/08                        5,775,000      5,941,031
========================================================================

HYPERMARKETS & SUPER CENTERS-0.22%

Wal-Mart Stores, Inc., Unsec. Deb., 8.50%,
  09/15/24                                      1,450,000      1,611,443
========================================================================

INTEGRATED OIL & GAS-2.89%

Husky Oil Ltd. (Canada),
  Sr. Unsec. Yankee Notes, 7.13%, 11/15/06      3,600,000      3,914,424
------------------------------------------------------------------------
  Yankee Bonds, 8.90%, 08/15/28                 5,240,000      5,898,249
------------------------------------------------------------------------
Occidental Petroleum Corp., Sr. Unsec. Notes,
  6.50%, 04/01/05                                 650,000        693,413
------------------------------------------------------------------------
  7.38%, 11/15/08                               2,550,000      2,891,980
------------------------------------------------------------------------
Repsol International Finance B.V.
  (Netherlands), Unsec. Gtd. Global Notes,
  7.45%, 07/15/05                               1,950,000      2,138,233
------------------------------------------------------------------------
TGT Pipeline LLC, Bonds, 5.20%, 06/01/18
  (Acquired 05/22/03; Cost $6,572,998)(b)(c)    6,590,000      6,024,183
========================================================================
                                                              21,560,482
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-4.88%

British Telecommunications PLC (United
  Kingdom), Global Notes, 7.88%, 12/15/05         405,000        453,811
------------------------------------------------------------------------
Deutsche Telekom International Finance B.V.
  (Netherlands), Unsec. Gtd. Unsub. Global
  Bonds, 8.25%, 06/15/05                        1,575,000      1,737,414
------------------------------------------------------------------------
France Telecom S.A. (France), Sr. Unsec.
  Global Notes, 10.00%, 03/01/31                3,380,000      4,245,990
------------------------------------------------------------------------
GTE Hawaiian Telephone Co., Inc.-Series A,
  Unsec. Deb., 7.00%, 02/01/06                  1,040,000      1,146,746
------------------------------------------------------------------------
New England Telephone & Telegraph Co., Sr.
  Unsec. Notes, 7.65%, 06/15/07                 2,580,000      2,916,355
------------------------------------------------------------------------


                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)

SBC Communications Capital Corp.-Series D,
  Medium Term Notes, 7.11%, 08/14/06           $  620,000   $    703,508
------------------------------------------------------------------------
Sprint Capital Corp.,
  Sr. Unsec. Gtd. Global Notes, 6.00%,
    01/15/07                                    7,430,000      7,859,305
------------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Global Notes, 6.13%,
  11/15/08                                      1,190,000      1,250,619
------------------------------------------------------------------------
  Unsec. Gtd. Global Notes,
    7.90%, 03/15/05                             2,960,000      3,194,876
------------------------------------------------------------------------
    8.75%, 03/15/32                             1,500,000      1,656,750
------------------------------------------------------------------------
Sprint Corp., Deb., 9.00%, 10/15/19             2,700,000      3,181,734
------------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes, 7.50%,
  06/01/07                                      1,985,000      2,205,831
------------------------------------------------------------------------
Verizon Global Funding Corp., Sr. Unsec.
  Unsub. Global Notes, 7.75%, 12/01/30          2,500,000      2,795,975
------------------------------------------------------------------------
Verizon Pennsylvania Inc.-Series A, Global
  Notes, 5.65%, 11/15/11                        2,950,000      3,066,377
========================================================================
                                                              36,415,291
========================================================================

INVESTMENT BANKING & BROKERAGE-0.64%

Bear Stearns Cos. Inc. (The), Sr. Unsec.
  Global Notes, 3.00%, 03/30/06                 1,400,000      1,410,360
------------------------------------------------------------------------
Goldman Sachs Group, L.P., Unsec. Notes,
  7.25%, 10/01/05 (Acquired 03/18/03; Cost
  $446,236)(b)(c)                                 400,000        438,640
------------------------------------------------------------------------
Lehman Brothers Inc., Sr. Sub. Deb., 11.63%,
  05/15/05                                        800,000        920,760
------------------------------------------------------------------------
Morgan Stanley, Unsec. Notes, 6.30%, 01/15/06   1,838,000      1,988,201
========================================================================
                                                               4,757,961
========================================================================

LIFE & HEALTH INSURANCE-1.52%

Americo Life Inc., Notes, 7.88%, 05/01/13
  (Acquired 04/25/03; Cost $4,545,536)(b)       4,600,000      4,429,294
------------------------------------------------------------------------
John Hancock Global Funding II, Notes, 5.00%,
  07/27/07 (Acquired 06/12/02; Cost
  $1,998,900)(b)(c)                             2,000,000      2,093,660
------------------------------------------------------------------------
Lincoln National Corp., Unsec. Deb., 9.13%,
  10/01/24                                      1,310,000      1,441,851
------------------------------------------------------------------------
ReliaStar Financial Corp., Unsec. Notes,
  8.00%, 10/30/06                               1,650,000      1,866,381
------------------------------------------------------------------------
Torchmark Corp., Notes, 7.88%, 05/15/23         1,325,000      1,481,933
========================================================================
                                                              11,313,119
========================================================================

METAL & GLASS CONTAINERS-0.45%

Anchor Glass Container Corp., Sr. Sec. Notes,
  11.00%, 02/15/13 (Acquired 07/29/03; Cost
  $1,429,750)(b)(c)                             1,330,000      1,429,750
------------------------------------------------------------------------
Owens-Illinois, Inc., Sr. Unsec. Deb., 7.50%,
  05/15/10                                      2,020,000      1,949,300
========================================================================
                                                               3,379,050
========================================================================

MOVIES & ENTERTAINMENT-0.32%

AOL Time Warner Inc., Sr. Unsec. Gtd. Unsub.
  Global Notes, 6.13%, 04/15/06                   585,000        629,507
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE

------------------------------------------------------------------------
MOVIES & ENTERTAINMENT-(CONTINUED)

Viacom Inc., Sr. Unsec. Gtd. Global Bonds,
  5.50%, 05/15/33                              $2,000,000   $  1,771,700
========================================================================
                                                               2,401,207
========================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.67%

Calpine Canada Energy Finance ULC (Canada),
  Sr. Unsec. Gtd. Notes, 8.50%, 05/01/08        2,370,000      1,765,650
------------------------------------------------------------------------
Westar Energy, Inc., Sec. First Mortgage
  Global Bonds, 7.88%, 05/01/07                 2,925,000      3,224,813
========================================================================
                                                               4,990,463
========================================================================

MUNICIPALITIES-0.41%

Illinois (State of); Unlimited Tax Pension
  Series 2003 GO, 5.10%, 06/01/33(h)            3,600,000      3,047,220
========================================================================

OIL & GAS DRILLING-0.78%

R&B Falcon Corp.-Series B, Sr. Unsec. Notes,
  6.75%, 04/15/05                               1,700,000      1,818,133
------------------------------------------------------------------------
Transocean Inc. (Cayman Islands), Unsec.
  Global Notes, 6.95%, 04/15/08                 3,555,000      3,980,960
========================================================================
                                                               5,799,093
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.59%

Burlington Resources Finance Co. (Canada),
  Sr. Unsec. Gtd. Bonds, 7.20%, 08/15/31        2,470,000      2,732,067
------------------------------------------------------------------------
Canadian Natural Resources Ltd. (Canada),
  Unsec. Yankee Notes, 6.70%, 07/15/11            275,000        302,662
------------------------------------------------------------------------
Chesapeake Energy Corp., Sr. Unsec. Gtd.
  Notes, 8.38%, 11/01/08                        1,800,000      1,917,000
------------------------------------------------------------------------
Kern River Funding Corp., Sr. Gtd. Notes,
  4.89%, 04/30/18 (Acquired
  04/28/03-05/20/03; Cost $2,511,632)(b)(c)     2,489,821      2,411,342
------------------------------------------------------------------------
Kerr-McGee Corp., Jr. Unsec. Conv. Sub. Deb.,
  5.25%, 02/15/10                               1,000,000      1,048,750
------------------------------------------------------------------------
Louis Dreyfus Natural Gas Corp., Unsec.
  Notes, 6.88%, 12/01/07                        3,200,000      3,581,248
------------------------------------------------------------------------
Newfield Exploration Co., Sr. Unsec. Unsub.
  Notes, 7.63%, 03/01/11                        6,845,000      7,324,150
========================================================================
                                                              19,317,219
========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-1.17%

Frontier Oil Corp., Sr. Unsec. Sub. Notes,
  11.75%, 11/15/09                                390,000        430,950
------------------------------------------------------------------------
GulfTerra Energy Partners, L.P., Series B,
  Sr. Unsec. Gtd. Sub. Global Notes, 8.50%,
  06/01/11                                        110,000        116,050
------------------------------------------------------------------------
  Sr. Sub. Notes, 8.50%, 06/01/10 (Acquired
  03/19/03; Cost $1,775,000)(b)(c)              1,775,000      1,854,875
------------------------------------------------------------------------
Petroleos Mexicanos (Mexico),
  Sr. Unsec. Gtd. Yankee Bonds, 9.38%,
    12/02/08                                    3,200,000      3,764,000
------------------------------------------------------------------------
  Unsec. Unsub. Gtd. Global Notes, 6.50%,
  02/01/05                                      2,450,000      2,587,813
========================================================================
                                                               8,753,688
========================================================================


                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-10.43%

American General Finance Corp.-Series H,
  Medium Term Notes, 2.75%, 06/15/08           $2,955,000   $  2,788,929
------------------------------------------------------------------------
ASIF Global Financing XIX, Sec. Notes, 4.90%,
  01/17/13 (Acquired 01/08/03; Cost
  $2,043,584)(b)(c)                             2,050,000      1,991,862
------------------------------------------------------------------------
ASIF Global Financing XX, Sec. Notes, 2.65%,
  01/17/06 (Acquired 01/08/03; Cost
  $1,547,551)(b)(c)                             1,550,000      1,560,959
------------------------------------------------------------------------
Auburn Hills Trust, Unsec. Gtd. Deb., 12.38%,
  05/01/20                                      4,450,000      6,110,384
------------------------------------------------------------------------
CIT Group Inc.,
  Sr. Floating Rate Medium Term Global Notes,
  2.35%, 11/25/03(i)                            1,400,000      1,402,408
------------------------------------------------------------------------
  Sr. Global Notes, 7.13%, 10/15/04               750,000        796,650
------------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes, 7.63%,
  08/16/05                                      1,100,000      1,208,537
------------------------------------------------------------------------
Citigroup Capital II, Jr. Gtd. Sub. Bonds,
  7.75%, 12/01/36                               5,300,000      5,599,768
------------------------------------------------------------------------
Corestates Capital Trust I, Bonds, 8.00%,
  12/15/26 (Acquired 06/18/03; Cost
  $2,782,269)(b)(c)                             2,335,000      2,528,315
------------------------------------------------------------------------
FMR Corp., Bonds, 7.57%, 06/15/29 (Acquired
  04/10/01-07/25/02; Cost $5,094,923)(b)(c)     4,835,000      5,595,594
------------------------------------------------------------------------
General Electric Capital Corp.-Series A,
  Medium Term Global Notes,
  5.00%, 06/15/07                               1,200,000      1,269,300
------------------------------------------------------------------------
  6.00%, 06/15/12                               2,390,000      2,510,504
------------------------------------------------------------------------
  6.80%, 11/01/05                                 450,000        493,344
------------------------------------------------------------------------
General Motors Acceptance Corp., Global
  Bonds, 8.00%, 11/01/31                        2,345,000      2,289,893
------------------------------------------------------------------------
  Global Notes,
    4.50%, 07/15/06                             2,400,000      2,407,152
------------------------------------------------------------------------
    5.13%, 05/09/08                             4,945,000      4,792,743
------------------------------------------------------------------------
  Medium Term Notes,
    4.15%, 02/07/05                             8,850,000      8,949,563
------------------------------------------------------------------------
    6.38%, 01/30/04                             2,900,000      2,963,974
------------------------------------------------------------------------
Heller Financial, Inc.-Class A., Unsec.
  Global Notes, 7.38%, 11/01/09                 1,500,000      1,722,420
------------------------------------------------------------------------
International Lease Finance Corp., Global
  Notes, 2.95%, 05/23/06                        1,450,000      1,449,638
------------------------------------------------------------------------
  Notes, 5.13%, 08/01/04                          950,000        983,165
------------------------------------------------------------------------
Lehman Brothers Holdings Inc., Sr. Notes,
  8.75%, 03/15/05                                 700,000        770,644
------------------------------------------------------------------------
NiSource Finance Corp., Bonds, 5.40%,
  07/15/14                                      1,550,000      1,500,757
------------------------------------------------------------------------
Pemex Finance Ltd. (Cayman Islands), Series
  1999-2, Class A1, Global Bonds, 9.69%,
  08/15/09                                      2,800,000      3,284,036
------------------------------------------------------------------------
  Sr. Unsec. Global Notes, 8.02%, 05/15/07      1,750,000      1,956,063
------------------------------------------------------------------------
Pemex Project Funding Master Trust, Notes,
  7.38%, 12/15/14 (Acquired 05/28/03; Cost
  $5,270,151)(b)(c)                             4,785,000      4,968,792
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Regional Diversified Funding, Sr. Notes,
  9.25%, 03/15/30 (Acquired 01/10/03; Cost
  $2,231,615)(b)(c)                            $1,988,890   $  2,190,723
------------------------------------------------------------------------
Swiss Bank Corp.-NY, Sub. Notes, 7.38%,
  06/15/17                                      1,650,000      1,961,322
------------------------------------------------------------------------
Washington Mutual Financial Corp., Sr. Unsec.
  Notes, 8.25%, 06/15/05                        1,525,000      1,693,177
========================================================================
                                                              77,740,616
========================================================================

PACKAGED FOODS & MEATS-0.67%

Kraft Foods Inc., Global Notes,
  5.25%, 06/01/07                                 540,000        567,135
------------------------------------------------------------------------
  5.63%, 11/01/11                               1,850,000      1,870,017
------------------------------------------------------------------------
  6.25%, 06/01/12                               2,450,000      2,571,594
========================================================================
                                                               5,008,746
========================================================================

PHARMACEUTICALS-0.11%

aaiPharma Inc., Sr. Sub. Unsec. Gtd. Global
  Notes, 11.00%, 04/01/10                         250,000        280,000
------------------------------------------------------------------------
Roche Holding A.G., Conv. Putable LYONS,
  0.35%, 01/19/04 (Acquired 03/10/00; Cost
  $624,813)(a)(b)(c)                              650,000        515,125
========================================================================
                                                                 795,125
========================================================================

PUBLISHING-0.79%

News America Holdings, Sr. Unsec. Gtd. Deb.,
  7.70%, 10/30/25                               3,300,000      3,601,620
------------------------------------------------------------------------
News America Inc., Bonds, 6.55%, 03/15/33
  (Acquired 03/04/03; Cost $598,734)(b)(c)        600,000        603,252
------------------------------------------------------------------------
  Sr. Putable Deb., 6.75%, 01/09/10             1,550,000      1,673,411
========================================================================
                                                               5,878,283
========================================================================

REAL ESTATE-3.43%

EOP Operating L.P.,
  Sr. Unsec. Notes,
    6.50%, 06/15/04                             2,705,000      2,797,538
------------------------------------------------------------------------
    7.25%, 06/15/28                             1,251,000      1,283,376
------------------------------------------------------------------------
  Unsec. Gtd. Notes, 6.75%, 02/15/12              750,000        808,253
------------------------------------------------------------------------
  Unsec. Notes, 8.38%, 03/15/06                 2,000,000      2,258,500
------------------------------------------------------------------------
Health Care REIT, Inc., Sr. Unsec. Notes,
  7.50%, 08/15/07                               4,300,000      4,633,250
------------------------------------------------------------------------
Host Marriott L.P., Series E, Sr. Sec. Gtd.
  Notes, 8.38%, 02/15/06                        1,415,000      1,450,375
------------------------------------------------------------------------
  Series I, Unsec. Gtd. Global Notes, 9.50%,
  01/15/07                                      2,325,000      2,476,125
------------------------------------------------------------------------
iStar Financial Inc., Sr. Unsec. Notes,
  8.75%, 08/15/08                               1,155,000      1,241,625
------------------------------------------------------------------------
Simon Property Group, L.P., Notes, 5.45%,
  03/15/13 (Acquired 03/13/03; Cost
  $6,252,658)(b)(c)                             6,265,000      6,121,469
------------------------------------------------------------------------
Spieker Properties, Inc., Unsec. Unsub. Deb.,
  7.35%, 12/01/17                               2,250,000      2,540,880
========================================================================
                                                              25,611,391
========================================================================


                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.41%

Dominion Resources, Inc. Sr. Unsec. Putable
  Notes, 5.25%, 08/01/15                       $3,225,000   $  3,096,581
========================================================================

REGIONAL BANKS-1.32%

BB&T Corp., RAPS, Sub. Notes, 6.38%, 06/30/05   2,530,000      2,717,119
------------------------------------------------------------------------
Greater Bay Bancorp, Sr. Notes, 5.25%,
  03/31/08 (Acquired 03/19/03; Cost
  $494,580)(b)(c)                                 500,000        492,520
------------------------------------------------------------------------
KeyBank N.A., Sr. Notes, 4.10%, 06/30/05        2,300,000      2,380,040
------------------------------------------------------------------------
Union Planters Bank, N.A., Unsec. Sub. Notes,
  6.50%, 03/15/08                               3,950,000      4,291,201
========================================================================
                                                               9,880,880
========================================================================

SOVEREIGN DEBT-2.67%

New Brunswick (Province of) (Canada), Sec.
  Yankee Deb., 6.75%, 08/15/13                  2,485,000      2,873,430
------------------------------------------------------------------------
United Mexican States (Mexico), Global Notes,
    4.63%, 10/08/08                             1,600,000      1,608,400
------------------------------------------------------------------------
    6.63%, 03/03/15                             4,100,000      4,105,125
------------------------------------------------------------------------
    7.50%, 04/08/33                             8,360,000      8,224,150
------------------------------------------------------------------------
  Global Notes, 9.88%, 02/01/10                   420,000        528,150
------------------------------------------------------------------------
  Series A, Medium Term Global Notes, 6.38%,
  01/16/13                                      2,550,000      2,572,950
========================================================================
                                                              19,912,205
========================================================================

SPECIALTY CHEMICALS-0.01%

OM Group, Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 9.25%, 12/15/11                           50,000         49,250
========================================================================

SPECIALTY STORES-0.21%

CSK Auto, Inc., Sr. Unsec. Gtd. Global Notes,
  12.00%, 06/15/06                              1,390,000      1,549,850
========================================================================

THRIFTS & MORTGAGE FINANCE-0.29%

Bank United-Series A, Medium Term Notes,
  8.00%, 03/15/09                                 300,000        348,570
------------------------------------------------------------------------
Countrywide Home Loans, Inc., Series J, Gtd.
  Medium Term Global Notes, 5.50%, 08/01/06       500,000        534,730
------------------------------------------------------------------------
  Series K, Medium Term Global Notes, 3.50%,
  12/19/05                                      1,275,000      1,295,566
========================================================================
                                                               2,178,866
========================================================================

TOBACCO-0.95%

Altria Group, Inc., Notes,
  6.80%, 12/01/03                               5,000,000      5,056,250
------------------------------------------------------------------------
  7.13%, 10/01/04                               2,000,000      2,027,500
========================================================================
                                                               7,083,750
========================================================================

TRUCKING-0.76%

Roadway Corp., Sr. Unsec. Gtd. Global Notes,
  8.25%, 12/01/08                               5,050,000      5,670,342
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.85%

AT&T Wireless Services Inc., Sr. Unsec.
  Unsub. Global Notes, 8.75%, 03/01/31          2,385,000      2,767,363
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)

Cingular Wireless LLC, Sr. Unsec. Global
  Notes, 5.63%, 12/15/06                       $  425,000   $    463,050
------------------------------------------------------------------------
Nextel Communications, Inc., Sr. Conv. Notes,
  5.25%, 01/15/10 (Acquired 02/15/00; Cost
  $1,055,000)(b)(c)                             1,000,000        918,750
------------------------------------------------------------------------
TeleCorp PCS, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 10.63%, 07/15/10                9,240,000     11,157,300
------------------------------------------------------------------------
Tritel PCS Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 10.38%, 01/15/11                       4,853,000      5,908,528
========================================================================
                                                              21,214,991
========================================================================
  Total U.S. Dollar Denominated Bonds & Notes
    (Cost $614,037,248)                                      607,796,391
========================================================================

NON-U.S. DOLLAR DENOMINATED BONDS &
  NOTES-8.57%(J)

AUSTRALIA-0.49%

New South Wales Treasury Corp. (Sovereign
  Debt), Gtd. Euro Bonds, 8.00%,
  03/01/08  AUD                                 5,000,000      3,612,148
========================================================================

CANADA-1.15%

Canadian Government (Sovereign Debt), Bonds,
    5.75%, 06/01/29                  CAD          300,000        222,448
------------------------------------------------------------------------
    6.00%, 06/01/08                  CAD        5,520,000      4,256,916
------------------------------------------------------------------------
    9.00%, 03/01/11                  CAD          500,000        453,004
------------------------------------------------------------------------
  Gtd. Bonds,
    7.00%, 12/01/06                  CAD          300,000        236,497
------------------------------------------------------------------------
    7.25%, 06/01/07                  CAD          900,000        719,795
------------------------------------------------------------------------
Rogers Cablesystems Ltd. (Broadcasting &
  Cable TV), Sr. Sec. Second Priority Deb.,
  9.65%, 01/15/14                    CAD        3,600,000      2,707,330
========================================================================
                                                               8,595,990
========================================================================

GERMANY-3.77%

Bundesrepublik Deutschland (Sovereign Debt)-
  Series 2002, Euro Bonds, 5.00%,
  07/04/12  EUR                                 6,550,000      7,849,765
------------------------------------------------------------------------
Eurohypo A.G. (Thrifts & Mortgage Finance)-
  Series 2212, Sec. Euro Bonds, 4.50%,
  01/21/13                    EUR               6,000,000      6,879,664
------------------------------------------------------------------------
Kreditanstalt fuer Wiederaufbau (Diversified
  Banks), Sr. Unsec. Gtd. Unsub. Global
  Notes, 3.50%, 11/15/05                EUR     5,000,000      5,720,860
------------------------------------------------------------------------
Landesbank Baden-Wuerttemberg (Diversified
  Banks), Sec. Euro Bonds, 3.25%,
  05/08/08  EUR                                 6,850,000      7,622,623
========================================================================
                                                              28,072,912
========================================================================

LUXEMBOURG-1.07%

International Bank for Reconstruction &
  Development (Diversified Banks)-Series E,
  Sr. Unsec. Medium Term Global Notes, 5.76%,
  08/20/07(a)                    NZD           17,100,000      7,983,020
========================================================================


                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

NETHERLANDS-0.45%

Koninklijke Numico N.V. (Packaged Foods &
  Meats), Conv. Sub. Euro Bonds, 1.50%,
  09/22/04                     EUR              2,750,000   $  3,362,360
========================================================================

UNITED KINGDOM-1.30%

Sutton Bridge Financing Ltd. (Electric
  Utilities), Gtd. Euro Bonds, 8.63%,
  06/30/22        GBP                           2,331,554      3,847,839
------------------------------------------------------------------------
United Kingdom (Treasury of) (Sovereign
  Debt), Bonds, 7.25%, 12/07/07           GBP   3,250,000      5,876,359
========================================================================
                                                               9,724,198
========================================================================

UNITED STATES-0.34%

Federal National Mortgage Association
  (Sovereign Debt), Sr. Unsub. Global Notes,
  6.38%, 08/15/07                     AUD       3,785,000      2,554,260
========================================================================
    Total Non-U.S. Dollar Denominated Bonds &
      Notes (Cost $58,019,560)                                63,904,888
========================================================================

ASSET-BACKED SECURITIES-1.90%

OTHER DIVERSIFIED FINANCIAL SERVICES-1.90%

Citicorp Lease-Series 1999-1,
  Class A1, Pass Through Ctfs., 7.22%,
  06/15/05 (Acquired 05/08/02-10/03/02; Cost
  $2,901,282)(b)(c)                            $2,740,362      2,956,385
------------------------------------------------------------------------
  Class A2, Pass Through Ctfs., 8.04%,
  12/15/19 (Acquired 06/01/00-01/25/01; Cost
  $5,212,171)(b)(c)                             5,200,000      5,767,164
------------------------------------------------------------------------
First Industrial Realty Trust, Inc., Putable
  Pass Through Ctfs., 7.38%, 05/15/04
  (Acquired 02/06/03; Cost $1,572,750)(b)(c)    1,500,000      1,554,165
------------------------------------------------------------------------
National Rural Utilities Cooperative Finance
  Corp., Sr. Sec. Global Collateral Trust,
  6.00%, 05/15/06                               1,800,000      1,956,366
------------------------------------------------------------------------
Yorkshire Power (Cayman Islands)-Series
  2000-1, Pass Through Ctfs., 8.25%, 02/15/05
  (Acquired 06/19/03; Cost $1,973,425)(b)(c)    1,810,000      1,950,836
========================================================================
    Total Asset-Backed Securities (Cost
      $13,413,030)                                            14,184,916
========================================================================

                                                 SHARES
STOCKS & OTHER EQUITY INTERESTS-0.83%

BROADCASTING & CABLE TV-0.02%

Knology Inc., Series D, Conv. Pfd. (Acquired
  01/06/98; Cost $0)(b)(c)(k)                      80,790        121,185
------------------------------------------------------------------------
  Wts., expiring 10/22/07 (Acquired 03/12/98;
  Cost $0)(b)(c)(e)(l)                              4,800              0
------------------------------------------------------------------------
ONO Finance PLC (United Kingdom)-Wts.,
  expiring 01/05/09 (Acquired 07/30/99; Cost
  $0)(b)(c)(e)(l)                                     300              0
========================================================================
                                                                 121,185
========================================================================

------------------------------------------------------------------------
                                                               MARKET
                                                 SHARES        VALUE

ELECTRIC UTILITIES-0.07%

CenterPoint Energy, Inc., Conv. ZENS               17,000   $    540,753
========================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.01%

Monsanto Co.                                        4,334         99,682
========================================================================

HOME FURNISHINGS-0.00%

O'Sullivan Industries, Inc., Series B, Pfd.
  Wts., expiring 11/15/09 (Acquired 06/13/00;
  Cost $0)(b)(c)(l)                                 3,845             39
------------------------------------------------------------------------
  Wts., expiring 11/15/09 (Acquired 06/13/00;
  Cost $0)(b)(c)(l)                                 3,845             38
========================================================================
                                                                      77
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.00%

NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
  11/15/00; Cost $0)(b)(c)(l)                       2,735             27
========================================================================

PHARMACEUTICALS-0.16%

Pfizer Inc.                                        35,569      1,186,582
========================================================================

RAILROADS-0.01%

RailAmerica Inc.-Wts., expiring 08/15/10
  (Acquired 10/01/00-10/05/00; Cost
  $0)(b)(c)(l)                                      2,000         36,500
========================================================================

REAL ESTATE-0.56%

First Republic Capital Corp.-Series A, Pfd.
  (Acquired 05/26/99; Cost $3,900,000)(b)(c)        3,900      4,192,500
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.00%

IWO Holdings Inc.-Wts., expiring 01/15/11
  (Acquired 08/24/01; Cost $0)(b)(c)(l)               400              4
========================================================================
    Total Stocks & Other Equity Interests
      (Cost $6,621,346)                                        6,177,310
========================================================================

                                               PRINCIPAL
                                                 AMOUNT

U.S. GOVERNMENT AGENCY SECURITIES-4.32%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-1.27%

Pass Through Ctfs.,
  8.50%, 03/01/10                              $  213,445        230,965
------------------------------------------------------------------------
  7.00%, 06/01/15 to 06/01/32                     281,020        296,465
------------------------------------------------------------------------
  6.50%, 04/01/16 to 08/01/32                   3,231,726      3,330,184
------------------------------------------------------------------------
  6.00%, 04/01/17 to 10/01/32                   3,444,325      3,511,489
------------------------------------------------------------------------
  7.50%, 09/01/29 to 06/01/30                   1,974,792      2,099,700
========================================================================
                                                               9,468,803
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-2.59%

Pass Through Ctfs.,
  7.50%, 11/01/15 to 05/01/32                  $1,120,072   $  1,187,870
------------------------------------------------------------------------
  7.00%, 02/01/16 to 09/01/32                   3,106,828      3,264,054
------------------------------------------------------------------------
  6.50%, 09/01/16 to 11/01/31                   3,090,444      3,192,284
------------------------------------------------------------------------
  6.00%, 07/01/17 to 03/01/33                   2,290,779      2,325,000
------------------------------------------------------------------------
  5.50%, 06/01/18                               1,287,734      1,312,960
------------------------------------------------------------------------
  8.50%, 10/01/28                                 299,064        325,974
------------------------------------------------------------------------
  8.00%, 10/01/30 to 04/01/32                   2,213,183      2,378,210
------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 08/01/18(m)                            2,216,600      2,217,532
------------------------------------------------------------------------
  5.50%, 08/01/33(m)                            3,160,000      3,124,920
========================================================================
                                                              19,328,804
========================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-0.46%

Pass Through Ctfs.,
  7.50%, 06/15/23 to 01/15/32                     921,172        982,814
------------------------------------------------------------------------
  8.50%, 11/15/24                                 308,480        336,363
------------------------------------------------------------------------
  8.00%, 09/20/26                                 263,584        283,795
------------------------------------------------------------------------
  6.50%, 03/15/31 to 07/15/32                     964,870        998,475
------------------------------------------------------------------------
  7.00%, 04/15/31 to 08/15/31                     213,476        224,104
------------------------------------------------------------------------
  6.00%, 12/15/31 to 11/15/32                     555,998        566,678
========================================================================
                                                               3,392,229
========================================================================
    Total U.S. Government Agency Securities
      (Cost $32,347,997)                                      32,189,836
========================================================================

------------------------------------------------------------------------
                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE

U.S. TREASURY SECURITIES-1.88%

U.S. TREASURY NOTES-1.55%

  2.13%, 10/31/04                              $5,500,000   $  5,552,415
------------------------------------------------------------------------
  1.50%, 07/31/05                               6,000,000      5,965,320
========================================================================
                                                              11,517,735
========================================================================

U.S. TREASURY BONDS-0.33%

  5.38%, 02/15/31                               2,500,000      2,488,275
========================================================================
    Total U.S. Treasury Securities (Cost
      $14,112,245)                                            14,006,010
========================================================================

                                                 SHARES

MONEY MARKET FUNDS-0.40%

STIC Liquid Assets Portfolio(n)                 1,498,983      1,498,983
------------------------------------------------------------------------
STIC Prime Portfolio(n)                         1,498,983      1,498,983
========================================================================
    Total Money Market Funds (Cost
      $2,997,966)                                              2,997,966
========================================================================
TOTAL INVESTMENTS-99.42% (Cost $741,549,392)                 741,257,317
========================================================================
OTHER ASSETS LESS LIABILITIES-0.58%                            4,332,677
========================================================================
NET ASSETS-100.00%                                          $745,589,994
________________________________________________________________________
========================================================================

Investment Abbreviations:

AUD     - Australian Dollar
CAD     - Canadian Dollar
Conv.   - Convertible
Ctfs.   - Certificates
Deb.    - Debentures
Disc.   - Discounted
EUR     - Euro
GBP     - British Pound Sterling
GO      - General Obligation Bonds
Gtd.    - Guaranteed
Jr.     - Junior
LYONS   - Liquid Yield Option Notes
NZD     - New Zealand Dollar
Pfd.    - Preferred
PIK     - Payment in Kind
RAPS    - Redeemable and Putable Securities
REIT    - Real Estate Investment Trust
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants
ZENS    - Zero-exchange Sub Notes

Notes to Schedule of Investments:

(a) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 07/31/03 was $101,415,269, which represented 13.60% of the Fund's net assets. Unless otherwise indicated, these securities are considered to be illiquid.
(c) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 07/31/03 was $90,048,140, which represented 12.08% of the Fund's net assets.
(d) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(e) Security fair valued in accordance with the procedures established by the Board of Trustees.
(f) Interest rates are redetermined semi-annually. Rates shown are rates in effect on 07/31/03.
(g) Principal and interest are secured by bond insurance provided by MBIA Insurance Corp.
(h) Interest on this security is taxable income to the Fund.
(i) Interest rates are redetermined monthly. Rates shown are rates in effect on 07/31/03.
(j) Foreign denominated security. Par value is denominated in currency indicated.
(k) Non-income producing security.
(l) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(m) Security purchased on forward commitment basis. These securities are subject to dollar roll transactions. See Note 1 Section C.
(n) The money market fund and the Fund are affiliated by having the same investment advisor.
See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
July 31, 2003

ASSETS:

Investments, at market value (cost
  $738,551,426)                                $ 738,259,351
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $2,997,966)                                2,997,966
------------------------------------------------------------
Foreign currencies, at value (cost $338,443)         345,081
------------------------------------------------------------
Receivables for:
  Investments sold                                17,299,099
------------------------------------------------------------
  Fund shares sold                                 2,441,060
------------------------------------------------------------
  Dividends and interest                          11,494,223
------------------------------------------------------------
  Foreign currency contracts closed                1,509,280
------------------------------------------------------------
  Investments matured (Note 7)                       137,800
------------------------------------------------------------
Investment for deferred compensation plan            103,996
------------------------------------------------------------
Other assets                                          46,701
============================================================
    Total assets                                 774,634,557
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           24,799,056
------------------------------------------------------------
  Fund shares reacquired                           2,579,360
------------------------------------------------------------
  Dividends                                          804,994
------------------------------------------------------------
  Deferred compensation plan                         103,996
------------------------------------------------------------
Accrued distribution fees                            363,113
------------------------------------------------------------
Accrued trustees' fees                                 1,225
------------------------------------------------------------
Accrued transfer agent fees                          246,690
------------------------------------------------------------
Accrued operating expenses                           146,129
============================================================
    Total liabilities                             29,044,563
============================================================
Net assets applicable to shares outstanding    $ 745,589,994
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $ 940,493,070
------------------------------------------------------------
Undistributed net investment income                3,092,511
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies,
  foreign currency contracts and futures
  contracts                                     (197,713,235)
------------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities, foreign currencies
  and foreign currency contracts                    (282,352)
============================================================
                                               $ 745,589,994
____________________________________________________________
============================================================

NET ASSETS:

Class A                                        $ 446,525,763
____________________________________________________________
============================================================
Class B                                        $ 256,642,461
____________________________________________________________
============================================================
Class C                                        $  41,912,287
____________________________________________________________
============================================================
Class R                                        $     509,483
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           68,548,706
____________________________________________________________
============================================================
Class B                                           39,346,917
____________________________________________________________
============================================================
Class C                                            6,442,593
____________________________________________________________
============================================================
Class R                                               78,320
____________________________________________________________
============================================================
Class A:
  Net asset value per share                    $        6.51
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $6.51 divided by
      95.25%)                                  $        6.83
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                      $        6.52
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                      $        6.51
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                      $        6.51
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the year ended July 31, 2003

INVESTMENT INCOME:

Interest                                                      $34,399,492
-------------------------------------------------------------------------
Dividends                                                         333,640
-------------------------------------------------------------------------
Dividends from affiliated money market funds                      109,564
=========================================================================
    Total investment income                                    34,842,696
=========================================================================

EXPENSES:

Advisory fees                                                   2,412,877
-------------------------------------------------------------------------
Administrative services fees                                      152,317
-------------------------------------------------------------------------
Custodian fees                                                     99,220
-------------------------------------------------------------------------
Distribution fees -- Class A                                      753,747
-------------------------------------------------------------------------
Distribution fees -- Class B                                    2,214,039
-------------------------------------------------------------------------
Distribution fees -- Class C                                      375,518
-------------------------------------------------------------------------
Distribution fees -- Class R                                        1,837
-------------------------------------------------------------------------
Transfer agent fees                                             1,410,369
-------------------------------------------------------------------------
Trustees' fees                                                     12,387
-------------------------------------------------------------------------
Other                                                             244,628
=========================================================================
    Total expenses                                              7,676,939
=========================================================================
Less: Fees waived and expenses paid indirectly                    (14,230)
=========================================================================
    Net expenses                                                7,662,709
=========================================================================
Net investment income                                          27,179,987
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES, FOREIGN CURRENCY CONTRACTS
  AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                         9,163,693
-------------------------------------------------------------------------
  Foreign currencies                                             (527,317)
-------------------------------------------------------------------------
  Foreign currency contracts                                    1,503,330
-------------------------------------------------------------------------
  Futures contracts                                               939,065
=========================================================================
                                                               11,078,771
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         7,903,631
-------------------------------------------------------------------------
  Foreign currencies                                             (119,814)
-------------------------------------------------------------------------
  Foreign currency contracts                                     (302,498)
=========================================================================
                                                                7,481,319
=========================================================================
Net gain from investment securities, foreign currencies,
  foreign currency contracts and futures contracts             18,560,090
=========================================================================
Net increase in net assets resulting from operations          $45,740,077
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
For the years ended July 31, 2003 and 2002

                                                                  2003            2002
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 27,179,987    $ 37,242,079
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, foreign currency contracts and
    futures contracts                                           11,078,771     (55,544,970)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and foreign
    currency contracts                                           7,481,319      (7,100,770)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 45,740,077     (25,403,661)
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                      (17,704,359)    (20,406,662)
------------------------------------------------------------------------------------------
  Class B                                                      (11,405,320)    (13,291,002)
------------------------------------------------------------------------------------------
  Class C                                                       (1,943,514)     (2,453,982)
------------------------------------------------------------------------------------------
  Class R                                                          (20,018)            (74)
==========================================================================================
    Total distributions from net investment income             (31,073,211)    (36,151,720)
==========================================================================================
Return of Capital:
  Class A                                                               --        (994,212)
------------------------------------------------------------------------------------------
  Class B                                                               --        (736,149)
------------------------------------------------------------------------------------------
  Class C                                                               --        (134,853)
------------------------------------------------------------------------------------------
  Class R                                                               --             (32)
==========================================================================================
    Total return of capital                                             --      (1,865,246)
==========================================================================================
    Decrease in net assets resulting from distributions        (31,073,211)    (38,016,966)
==========================================================================================
Share transactions-net:
  Class A                                                      159,552,030     (31,273,225)
------------------------------------------------------------------------------------------
  Class B                                                       31,760,268       4,755,275
------------------------------------------------------------------------------------------
  Class C                                                        2,667,067      (1,919,177)
------------------------------------------------------------------------------------------
  Class R                                                          489,222          10,118
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        194,468,587     (28,427,009)
==========================================================================================
    Net increase (decrease) in net assets                      209,135,453     (91,847,636)
==========================================================================================

NET ASSETS:

  Beginning of year                                            536,454,541     628,302,177
==========================================================================================
  End of year                                                 $745,589,994    $536,454,541
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

July 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Income Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eight separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. The Fund will segregate assets to cover its obligations under dollar roll transactions. The difference between the selling price and the future repurchase price is recorded as an adjustment to interest income.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

I. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $200 million of the Fund's average daily net assets, plus 0.40% on the next $300 million of the Fund's average daily net assets, plus 0.35% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended July 31, 2003, AIM waived fees of $1,545.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2003, AIM was paid $152,317 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2003, AFS retained $717,548 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Investor Class shares of the Fund. Investor Class shares have not commenced operations. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of these amounts, the Fund may pay a service fee up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R or Investor Class shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended July 31, 2003, the Class A, Class B, Class C and Class R shares paid $753,747, $2,214,039, $375,518 and $1,837, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC")(collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During year ended July 31, 2003, AIM Distributors retained $75,260 in front-end sales commissions from the sale of Class A shares and $4,561, $6,010, $9,538 and $0 for Class A, Class B, Class C and Class R shares, respectively, from CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

NOTE 3--INDIRECT EXPENSES

For the year ended July 31, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $10,155 and reductions in custodian fees of $2,530 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $12,685.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

    During the year ended July 31, 2003, the Fund paid legal fees of $3,778 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the year ended July 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended July 31, 2003 and 2002 was as follows:

                                       2003           2002
--------------------------------------------------------------
Distributions paid from ordinary
  income                            $31,073,211    $36,151,720
--------------------------------------------------------------
Return of capital                            --      1,865,246
==============================================================
Total distributions                 $31,073,211    $38,016,966
______________________________________________________________
==============================================================


Tax Components of Net Assets:

As of July 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                  $   5,852,766
------------------------------------------------------------
Unrealized appreciation
  (depreciation) -- investments                   (5,464,175)
------------------------------------------------------------
Temporary book/tax differences                      (151,712)
------------------------------------------------------------
Capital loss carryforward                       (195,139,955)
------------------------------------------------------------
Shares of beneficial interest                    940,493,070
============================================================
Total net assets                               $ 745,589,994
____________________________________________________________
============================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales, the treatment of bond premium amortization and the treatment of defaulted bonds. The tax-basis unrealized appreciation (depreciation) on investments amount includes appreciation on foreign currencies of $9,723.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
July 31, 2005                                 $  7,885,742
----------------------------------------------------------
July 31, 2006                                   16,650,825
----------------------------------------------------------
July 31, 2007                                   21,165,364
----------------------------------------------------------
July 31, 2008                                   37,943,008
----------------------------------------------------------
July 31, 2009                                   20,424,947
----------------------------------------------------------
July 31, 2010                                   50,580,143
----------------------------------------------------------
July 31, 2011                                   40,489,926
==========================================================
Total capital loss carryforward               $195,139,955
__________________________________________________________
==========================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended July 31, 2003 was $782,301,077 and $821,120,073, respectively.

    Receivable for investments matured represents the estimated proceeds to the fund by Candescent Technologies Corp. which is in default with respect to the principal payments on $2,600,000 par value, Senior Unsecured Guaranteed Subordinated Debentures, 8.00%, which was due May 1, 2003. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                        $ 17,405,339
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (22,879,237)
===========================================================
Net unrealized appreciation (depreciation) of
  investment securities                        $ (5,473,898)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $746,731,215.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions, bond premium amortization, paydown gains (losses) and capital loss carryforwards of merger transactions, on July 31, 2003, undistributed net investment income was increased by $8,520,322, undistributed net realized gains decreased by $71,251,674 and shares of beneficial interest increased by $62,731,352. This reclassification had no effect on the net assets of the Fund.

NOTE 9--SHARE INFORMATION

The Fund currently consists of five different classes of shares: Class A shares, Class B shares, Class C shares, Class R and Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class A shares and Class R shares are subject to CDSC. Class R shares and Investor Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Investor Class shares have not commenced operations.

                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED JULY 31,
                                                              ------------------------------------------------------------
                                                                          2003                            2002
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      34,974,482    $ 227,557,387     19,535,050    $ 129,985,397
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       6,568,344       42,470,135     10,824,126       72,286,011
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       2,457,437       15,917,589      2,329,978       15,549,708
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                        221,537        1,433,022          1,531           10,012
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       2,135,445       13,818,002      2,547,835       16,937,345
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,263,215        8,179,269      1,516,843       10,088,147
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         228,277        1,474,885        294,792        1,957,101
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                          3,045           19,965             17              106
==========================================================================================================================
Issued in connection with acquisitions:**
  Class A                                                      27,342,473      187,057,737             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       8,116,484       55,594,742             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,021,582        6,979,000             --               --
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:***
  Class A                                                       1,200,781        7,816,358             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,198,212)      (7,816,358)            --               --
==========================================================================================================================
Reacquired:
  Class A                                                     (42,574,877)    (276,697,454)   (26,805,775)    (178,195,967)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (10,303,838)     (66,667,520)   (11,702,242)     (77,618,883)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (3,361,539)     (21,704,407)    (2,930,754)     (19,425,986)
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                       (147,810)        (963,765)            --               --
==========================================================================================================================
                                                               27,946,826    $ 194,468,587     (4,388,599)   $ (28,427,009)
__________________________________________________________________________________________________________________________
==========================================================================================================================

 * Class R shares commenced sales on June 3, 2002.
 ** As of the open of business on June 23, 2003, the Fund acquired all the net assets of AIM Global Income Fund and AIM Strategic Income Fund pursuant to a plan of reorganization approved by AIM Global Income Fund and AIM Strategic Income Fund shareholders on June 4, 2003. The acquisition was accomplished by a tax-free exchange of 36,480,538 shares of the Fund for 15,981,096 shares of AIM Global Income Fund outstanding and 12,468,897 shares of AIM Strategic Fund outstanding as of the close of business on June 20, 2003. AIM Global Income Fund's net assets at that date of $146,381,616 including $12,323,096 of unrealized appreciation and AIM Strategic Income Fund's net assets at that date of $103,249,865 including $4,131,358 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $551,945,514. Included in net assets of the acquiring fund is undistributed net investment income
    (loss) of $(886,025) and undistributed net realized gain (loss) of $(30,590,083) for Global Income and undistributed net investment income
    (loss) of $(55,417) and undistributed net realized gain (loss) of $(133,270,496) for Strategic Income.
*** Prior to the year ended July 31, 2003, conversion of Class B shares to Class
    A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 10--SIGNIFICANT EVENT

The Board of Trustees of AIM Investment Securities Funds ("Buyer") unanimously approved, on June 11, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which AIM Income Fund ("Buying Fund"), a series of Buyer, would acquire all of the assets of INVESCO Select Income Fund ("Selling Fund"), a series of INVESCO Bond Funds, Inc. (the "Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

  The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around October 21, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     CLASS A
                                                 --------------------------------------------------------------------------------
                                                                                             SEVEN MONTHS         YEAR ENDED
                                                           YEAR ENDED JULY 31,                  ENDED            DECEMBER 31,
                                                 ----------------------------------------      JULY 31,      --------------------
                                                   2003           2002             2001          2000          1999        1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $   6.20       $   6.91         $   7.14      $   7.59      $   8.38    $   8.57
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              0.34(a)        0.44(a)(b)       0.53          0.34          0.57        0.57
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         0.35          (0.70)           (0.23)        (0.47)        (0.81)      (0.16)
=================================================================================================================================
    Total from investment operations                 0.69          (0.26)            0.30         (0.13)        (0.24)       0.41
=================================================================================================================================
Less distributions:
  Dividends from net investment income              (0.38)         (0.43)           (0.51)        (0.25)        (0.55)      (0.55)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                --             --               --            --            --       (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                    --          (0.02)           (0.02)        (0.07)           --          --
=================================================================================================================================
    Total distributions                             (0.38)         (0.45)           (0.53)        (0.32)        (0.55)      (0.60)
=================================================================================================================================
Net asset value, end of period                   $   6.51       $   6.20         $   6.91      $   7.14      $   7.59    $   8.38
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                     11.36%         (4.05)%           4.42%        (1.70)%       (2.92)%      4.94%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $446,526       $281,966         $346,967      $346,482      $393,414    $399,701
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets              1.02%(d)       0.96%            0.95%         0.97%(e)      0.91%       0.91%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                             5.19%(d)       6.57%(b)         7.57%         8.03%(e)      7.11%       6.69%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                            141%            70%              83%           43%           78%         41%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.45 and the ratio of net investment income to average net assets would have been 6.76%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $301,498,691.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                     CLASS B
                                                 --------------------------------------------------------------------------------
                                                                                             SEVEN MONTHS         YEAR ENDED
                                                           YEAR ENDED JULY 31,                  ENDED            DECEMBER 31,
                                                 ----------------------------------------      JULY 31,      --------------------
                                                   2003           2002             2001          2000          1999        1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $   6.21       $   6.92         $   7.14      $   7.58      $   8.37    $   8.55
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              0.29(a)        0.39(a)(b)       0.48          0.31          0.50        0.50
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         0.35          (0.70)           (0.23)        (0.47)        (0.80)      (0.15)
=================================================================================================================================
    Total from investment operations                 0.64          (0.31)            0.25         (0.16)        (0.30)       0.35
=================================================================================================================================
Less distributions:
  Dividends from net investment income              (0.33)         (0.38)           (0.45)        (0.21)        (0.49)      (0.48)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                --             --               --            --            --       (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                    --          (0.02)           (0.02)        (0.07)           --          --
=================================================================================================================================
    Total distributions                             (0.33)         (0.40)           (0.47)        (0.28)        (0.49)      (0.53)
=================================================================================================================================
Net asset value, end of period                   $   6.52       $   6.21         $   6.92      $   7.14      $   7.58    $   8.37
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                     10.53%         (4.76)%           3.67%        (2.09)%       (3.72)%      4.20%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $256,642       $216,710         $237,118      $213,926      $244,713    $219,033
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets              1.77%(d)       1.71%            1.71%         1.73%(e)      1.66%       1.66%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                             4.44%(d)       5.82%(b)         6.81%         7.28%(e)      6.36%       5.94%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                            141%            70%              83%           43%           78%         41%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 6.01%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $221,403,857.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                        CLASS C
                                                      ---------------------------------------------------------------------------
                                                                                               SEVEN MONTHS        YEAR ENDED
                                                               YEAR ENDED JULY 31,                ENDED           DECEMBER 31,
                                                      -------------------------------------      JULY 31,      ------------------
                                                       2003          2002            2001          2000         1999       1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  6.19       $  6.91         $  7.13      $  7.57       $  8.36    $  8.54
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  0.29(a)       0.39(a)(b)      0.48         0.31          0.50       0.50
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      0.36         (0.71)          (0.23)       (0.47)        (0.80)     (0.15)
=================================================================================================================================
    Total from investment operations                     0.65         (0.32)           0.25        (0.16)        (0.30)      0.35
=================================================================================================================================
Less distributions:
  Dividends from net investment income                  (0.33)        (0.38)          (0.45)       (0.21)        (0.49)     (0.48)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                    --            --              --           --            --      (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                        --         (0.02)          (0.02)       (0.07)           --         --
=================================================================================================================================
    Total distributions                                 (0.33)        (0.40)          (0.47)       (0.28)        (0.49)     (0.53)
=================================================================================================================================
Net asset value, end of period                        $  6.51       $  6.19         $  6.91      $  7.13       $  7.57    $  8.36
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                         10.73%        (4.92)%          3.68%       (2.09)%       (3.71)%     4.21%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $41,912       $37,769         $44,216      $26,821       $28,202    $19,332
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                  1.77%(d)      1.71%           1.71%        1.73%(e)      1.66%      1.66%
=================================================================================================================================
Ratio of net investment income to average net assets     4.44%(d)      5.82%(b)        6.81%        7.28%(e)      6.36%      5.94%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                141%           70%             83%          43%           78%        41%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 6.01%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $37,551,837.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                         CLASS R
                                                              ------------------------------
                                                                               JUNE 3, 2002
                                                                                (DATE SALES
                                                              YEAR ENDED       COMMENCED) TO
                                                               JULY 31,          JULY 31,
                                                                 2003              2002
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 6.20            $ 6.53
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.32(a)           0.06(a)(b)
--------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.35             (0.32)
============================================================================================
    Total from investment operations                              0.67             (0.26)
============================================================================================
Less distributions:
  Dividends from net investment income                           (0.36)            (0.05)
--------------------------------------------------------------------------------------------
  Return of capital                                                 --             (0.02)
============================================================================================
    Total distributions                                          (0.36)            (0.07)
============================================================================================
Net asset value, end of period                                  $ 6.51            $ 6.20
____________________________________________________________________________________________
============================================================================================
Total return(c)                                                  11.08%            (4.01)%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  509            $   10
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets                           1.27%(d)          1.21%(e)
============================================================================================
Ratio of net investment income to average net assets              4.94%(d)          6.32%(b)(e)
____________________________________________________________________________________________
============================================================================================
Portfolio turnover rate(f)                                         141%               70%
____________________________________________________________________________________________
============================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.07 and the ratio of net investment income to average net assets would have been 6.51%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $367,505.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Shareholders of AIM Intermediate Government Fund and the Board of Trustees of AIM Investment Securities Funds:



We have audited the accompanying statement of assets and liabilities of AIM Intermediate Government Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Intermediate Government Fund as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                             /s/ ERNST & YOUNG LLP
September 10, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
July 31, 2003


                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
U.S. GOVERNMENT AGENCY SECURITIES-86.91%

FEDERAL FARM CREDIT BANK-2.12%

Bonds,
  6.00%, 06/11/08 to 03/07/11                  $ 19,000,000   $   20,777,540
----------------------------------------------------------------------------
Medium Term Notes,
  5.75%, 12/07/28                                10,000,000        9,676,700
============================================================================
                                                                  30,454,240
============================================================================

FEDERAL HOME LOAN BANK-2.06%

Unsec. Bonds,
  7.36%, 07/01/04                                 2,800,000        2,957,976
----------------------------------------------------------------------------
  6.50%, 11/15/05                                 2,000,000        2,191,720
----------------------------------------------------------------------------
  7.25%, 02/15/07                                 5,500,000        6,278,525
----------------------------------------------------------------------------
  4.88%, 05/15/07                                16,000,000       16,981,600
----------------------------------------------------------------------------
  5.48%, 01/08/09                                 1,000,000        1,072,940
============================================================================
                                                                  29,482,761
============================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-16.64%

Pass Through Ctfs.,
  9.00%, 12/01/05 to 04/01/25                       804,030          879,254
----------------------------------------------------------------------------
  8.00%, 07/01/06 to 11/17/30                     5,257,666        5,754,578
----------------------------------------------------------------------------
  8.50%, 07/01/07 to 10/01/29                     6,028,993        6,519,869
----------------------------------------------------------------------------
  7.00%, 11/01/10 to 02/01/33                    28,799,681       30,360,797
----------------------------------------------------------------------------
  6.50%, 02/01/11 to 09/01/32                    48,620,132       50,417,538
----------------------------------------------------------------------------
  10.00%, 11/01/11 to 04/01/20                    2,289,274        2,562,603
----------------------------------------------------------------------------
  12.00%, 02/01/13                                    3,801            4,307
----------------------------------------------------------------------------
  6.00%, 06/01/17 to 05/01/33                    29,321,745       29,626,779
----------------------------------------------------------------------------
  5.00%, 05/01/18                                37,185,183       37,202,615
----------------------------------------------------------------------------
  10.50%, 08/01/19 to 01/01/21                      422,311          473,935
----------------------------------------------------------------------------
  9.50%, 11/01/20 to 04/01/25                     1,978,404        2,193,352
----------------------------------------------------------------------------
  7.50%, 09/01/29 to 09/01/30                    33,752,168       35,887,003
----------------------------------------------------------------------------
Unsec. Global Notes,
  5.00%, 07/30/09                                31,200,000       31,795,608
----------------------------------------------------------------------------
Unsec. Medium Term Notes,
  6.00%, 06/27/17                                 5,000,000        5,082,650
============================================================================
                                                                 238,760,888
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-48.57%

Pass Through Ctfs.,
  8.50%, 01/01/07 to 04/01/30                  $ 23,719,513   $   26,006,920
----------------------------------------------------------------------------
  7.50%, 07/01/10 to 05/01/32                     9,936,701       10,617,349
----------------------------------------------------------------------------
  7.00%, 05/01/11 to 05/01/33                    54,452,745       57,475,104
----------------------------------------------------------------------------
  8.00%, 02/01/12 to 06/01/32                    81,368,242       87,323,778
----------------------------------------------------------------------------
  6.50%, 05/01/13 to 01/01/33                   108,989,523      113,626,715
----------------------------------------------------------------------------
  6.00%, 10/01/13 to 05/01/33                   139,919,118      143,020,108
----------------------------------------------------------------------------
  9.50%, 07/01/16 to 08/01/22                       391,726          435,550
----------------------------------------------------------------------------
  5.50%, 09/01/17 to 04/01/33                    52,163,581       53,031,859
----------------------------------------------------------------------------
  10.00%, 12/20/19 to 12/20/21                    2,386,872        2,684,722
----------------------------------------------------------------------------
  10.31%, 04/20/25                                  789,489          894,197
----------------------------------------------------------------------------
  5.00%, 04/01/33                                 1,596,468        1,537,288
----------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 08/01/18(a)                             18,937,000       18,944,966
----------------------------------------------------------------------------
  5.50%, 08/01/33(a)                            122,800,000      121,436,754
----------------------------------------------------------------------------
Series B, Unsec. Medium Term Notes,
  6.88%, 09/10/12 to 09/24/12                    24,765,000       27,240,651
----------------------------------------------------------------------------
  6.47%, 09/25/12                                10,550,000       11,704,381
----------------------------------------------------------------------------
Unsec. Global Notes,
  4.25%, 07/15/07                                20,000,000       20,733,800
============================================================================
                                                                 696,714,142
============================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-11.22%

Pass Through Ctfs.,
  9.00%, 10/15/08 to 04/15/21                       323,017          358,456
----------------------------------------------------------------------------
  6.00%, 10/15/08 to 12/15/32                     6,118,872        6,244,863
----------------------------------------------------------------------------
  7.00%, 10/15/08 to 06/15/33                    13,001,529       13,659,225
----------------------------------------------------------------------------
  6.50%, 10/15/08 to 07/15/33                   103,604,401      107,462,351
----------------------------------------------------------------------------
  9.50%, 06/15/09 to 03/15/23                     1,284,135        1,428,390
----------------------------------------------------------------------------
  10.00%, 11/15/09 to 07/15/24                    2,884,308        3,245,032
----------------------------------------------------------------------------
  11.00%, 12/15/09 to 10/15/15                       23,452           26,355
----------------------------------------------------------------------------
  12.50%, 11/15/10                                   32,466           37,238
----------------------------------------------------------------------------
  13.00%, 01/15/11 to 05/15/15                      118,193          138,069
----------------------------------------------------------------------------
  13.50%, 04/15/11 to 04/15/15                      131,321          152,642
----------------------------------------------------------------------------
  12.00%, 02/15/13 to 07/15/15                      133,179          153,641
----------------------------------------------------------------------------
  10.50%, 02/15/16                                   21,915           24,829
----------------------------------------------------------------------------
  8.00%, 01/15/22 to 06/15/27                     5,963,745        6,460,122
----------------------------------------------------------------------------
  7.50%, 03/15/26 to 08/15/28                     1,237,211        1,312,878
----------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  6.00%, 08/01/33(a)                             19,830,000       20,201,296
============================================================================
                                                                 160,905,387
============================================================================


                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE

PRIVATE EXPORT FUNDING COMPANY-1.76%

Series G, Sec. Gtd. Notes,
  6.67%, 09/15/09                              $  7,700,000   $    8,737,652
----------------------------------------------------------------------------
Series J, Sec. Gtd. Notes,
  7.65%, 05/15/06                                 7,000,000        7,954,940
----------------------------------------------------------------------------
Series UU, Sec. Gtd. Notes,
  7.95%, 11/01/06                                 8,000,000        8,599,440
============================================================================
                                                                  25,292,032
============================================================================

TENNESSEE VALLEY AUTHORITY-4.54%

Global Bonds,
  4.88%, 12/15/16                                10,000,000       10,790,800
----------------------------------------------------------------------------
Series A, Global Bonds,
  5.63%, 01/18/11                                28,517,000       30,200,073
----------------------------------------------------------------------------
Series G, Global Bonds,
  5.38%, 11/13/08                                22,600,000       24,205,278
============================================================================
                                                                  65,196,151
============================================================================
    Total U.S. Government Agency Securities
      (Cost $1,253,842,056)                                    1,246,805,601
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE

U.S. TREASURY SECURITIES-12.59%

U.S. TREASURY NOTES-11.05%

6.75%, 05/15/05                                $ 16,300,000   $   17,754,286
----------------------------------------------------------------------------
1.13%, 06/30/05                                  96,000,000       94,890,240
----------------------------------------------------------------------------
4.63%, 05/15/06                                  19,800,000       21,077,694
----------------------------------------------------------------------------
4.88%, 02/15/12                                  23,900,000       24,837,358
============================================================================
                                                                 158,559,578
============================================================================

U.S. TREASURY BONDS--1.31%

7.50%, 11/15/16 to 11/15/24                      14,950,000       18,723,919
============================================================================

U.S. TREASURY STRIPS-0.23%(B)

6.79%, 11/15/18                                   7,750,000        3,286,465
============================================================================
    Total U.S. Treasury Securities (Cost
      $178,096,312)                                              180,569,962
============================================================================

                                                  SHARES

MONEY MARKET FUNDS-9.26%

STIT Government & Agency Portfolio (Cost
  $132,830,068)(c)                              132,830,068      132,830,068
============================================================================
TOTAL INVESTMENTS-108.76% (Cost
  $1,564,768,436)                                              1,560,205,631
============================================================================
OTHER ASSETS LESS LIABILITIES-(8.76%)                           (125,629,253)
============================================================================
NET ASSETS-100.00%                                            $1,434,576,378
____________________________________________________________________________
============================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Gtd.    - Guaranteed
Sec.    - Secured
STRIPS  - Separately Traded Registered Interest and Principal Security
TBA     - To Be Announced
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Securities purchased on a forward commitment basis. These securities are subject to dollar roll transactions. See Note 1 Section C.
(b) STRIPS are traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

July 31, 2003

ASSETS:

Investments, at market value (cost
  $1,431,938,368)                             $1,427,375,563
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $132,830,068)                            132,830,068
------------------------------------------------------------
Receivables for:
  Investments sold                               127,062,850
------------------------------------------------------------
  Fund shares sold                                25,005,518
------------------------------------------------------------
  Dividends and interest                           8,637,073
------------------------------------------------------------
  Principal paydowns                                 116,146
------------------------------------------------------------
Investment for deferred compensation plan             53,475
------------------------------------------------------------
Other assets                                         118,562
============================================================
    Total assets                               1,721,199,255
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                          270,711,818
------------------------------------------------------------
  Fund shares reacquired                          13,634,988
------------------------------------------------------------
  Dividends                                          864,988
------------------------------------------------------------
  Deferred compensation plan                          53,475
------------------------------------------------------------
Accrued distribution fees                            843,702
------------------------------------------------------------
Accrued trustees' fees                                 1,002
------------------------------------------------------------
Accrued transfer agent fees                          394,260
------------------------------------------------------------
Accrued operating expenses                           118,644
============================================================
    Total liabilities                            286,622,877
============================================================
Net assets applicable to shares outstanding   $1,434,576,378
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,474,672,975
------------------------------------------------------------
Undistributed net investment income                  574,843
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                          (36,108,635)
------------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities                           (4,562,805)
============================================================
                                              $1,434,576,378
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $  639,002,278
____________________________________________________________
============================================================
Class B                                       $  654,304,730
____________________________________________________________
============================================================
Class C                                       $  137,212,733
____________________________________________________________
============================================================
Class R                                       $    4,056,637
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           69,806,135
____________________________________________________________
============================================================
Class B                                           71,260,598
____________________________________________________________
============================================================
Class C                                           14,999,981
____________________________________________________________
============================================================
Class R                                              442,943
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $         9.15
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.15 divided by
      95.25%)                                 $         9.61
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $         9.18
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $         9.15
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $         9.16
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------

For the year ended July 31, 2003

INVESTMENT INCOME:

Interest                                                      $ 62,427,071
--------------------------------------------------------------------------
Dividends from affiliated money market funds                     1,309,644
==========================================================================
    Total investment income                                     63,736,715
==========================================================================

EXPENSES:

Advisory fees                                                    5,335,975
--------------------------------------------------------------------------
Administrative services fees                                       348,927
--------------------------------------------------------------------------
Custodian fees                                                     152,895
--------------------------------------------------------------------------
Distribution fees -- Class A                                     1,489,062
--------------------------------------------------------------------------
Distribution fees -- Class B                                     7,152,387
--------------------------------------------------------------------------
Distribution fees -- Class C                                     1,499,525
--------------------------------------------------------------------------
Distribution fees -- Class R                                         5,879
--------------------------------------------------------------------------
Interest                                                            74,609
--------------------------------------------------------------------------
Transfer agent fees                                              2,879,917
--------------------------------------------------------------------------
Trustees' fees                                                      17,177
--------------------------------------------------------------------------
Other                                                              615,657
==========================================================================
    Total expenses                                              19,572,010
==========================================================================
Less: Fees waived and expenses paid indirectly                     (50,427)
==========================================================================
    Net expenses                                                19,521,583
==========================================================================
Net investment income                                           44,215,132
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain from investment securities                    16,683,688
--------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of
  investment securities                                        (27,772,540)
==========================================================================
Net gain (loss) from investment securities                     (11,088,852)
==========================================================================
Net increase in net assets resulting from operations          $ 33,126,280
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

For the years ended July 31, 2003 and 2002

                                                                   2003              2002
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   44,215,132    $   34,206,957
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                    16,683,688         7,060,161
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                        (27,772,540)       13,327,043
==============================================================================================
    Net increase in net assets resulting from operations          33,126,280        54,594,161
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (26,079,182)      (18,042,169)
----------------------------------------------------------------------------------------------
  Class B                                                        (26,326,300)      (15,743,394)
----------------------------------------------------------------------------------------------
  Class C                                                         (5,528,766)       (3,470,538)
----------------------------------------------------------------------------------------------
  Class R                                                            (50,065)             (135)
==============================================================================================
    Total distributions from net investment income               (57,984,313)      (37,256,236)
==============================================================================================
Share transactions-net:
  Class A                                                        177,560,836       162,667,870
----------------------------------------------------------------------------------------------
  Class B                                                         51,686,953       336,030,816
----------------------------------------------------------------------------------------------
  Class C                                                         12,514,743        65,503,763
----------------------------------------------------------------------------------------------
  Class R                                                          4,114,325            33,308
==============================================================================================
    Net increase in net assets resulting from share
     transactions                                                245,876,857       564,235,757
==============================================================================================
    Net increase in net assets                                   221,018,824       581,573,682
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,213,557,554       631,983,872
==============================================================================================
  End of year                                                 $1,434,576,378    $1,213,557,554
______________________________________________________________________________________________
==============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

July 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Intermediate Government Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eight separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. The Fund will segregate assets to cover its obligations under dollar roll transactions. The difference between the selling price and the future repurchase price is recorded as an adjustment to interest income.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $200 million of the Fund's average daily net assets, plus 0.40% on the next $300 million of the Fund's average daily net assets, plus 0.35% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned to the Fund). For the year ended July 31, 2003, AIM waived fees of $22,714.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2003, AIM was paid $348,927 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2003, AFS retained $1,454,420 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Investor Class shares of the Fund. Investor Class shares have not commenced operations. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of these amounts, the Fund may pay a service fee up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R or Investor Class shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended July 31, 2003, the Class A, Class B, Class C and Class R shares paid $1,489,062, $7,152,387, $1,499,525 and $5,879, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During year ended July 31, 2003, AIM Distributors retained $362,569 in front-end sales commissions from the sale of Class A shares and $346,465, $26,568, $93,589 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

NOTE 3--INDIRECT EXPENSES

For the year ended July 31, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $25,338 and reductions in custodian fees of $2,375 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $27,713.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

    During the year ended July 31, 2003, the Fund paid legal fees of $5,178 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed upon price and date. The Fund will use the proceeds of a reverse repurchase agreement (which are considered to be borrowings under the 1940 Act) to purchase other permitted securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The agreements are collateralized by the underlying securities and are carried at the amount at which the securities subsequently will be repurchased as specified in the agreements. The maximum amount outstanding during the year ended July 31, 2003 was $89,705,000, while amounts outstanding averaged $6,881,479 per day with a weighted average interest rate of 1.08%.

    The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the year ended July 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended July 31, 2003 and 2002 was as follows:

                                       2003           2002
--------------------------------------------------------------
Distributions from ordinary income  $57,984,313    $37,256,236
______________________________________________________________
==============================================================


Tax Components of Net Assets:

As of July 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                 $      728,954
------------------------------------------------------------
Unrealized appreciation
  (depreciation) -- investments                   (5,293,531)
------------------------------------------------------------
Temporary book/tax differences                       (89,867)
------------------------------------------------------------
Capital loss carryforward                        (29,699,182)
------------------------------------------------------------
Post-October capital loss deferral                (5,742,971)
------------------------------------------------------------
Shares of beneficial interest                  1,474,672,975
============================================================
Total net assets                              $1,434,576,378
____________________________________________________________
============================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due primarily to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales and the treatment of bond premium amortization.

    The temporary book/tax differences are primarily a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are primarily the result of trustee deferral of compensation and retirement plan expenses.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
July 31, 2007                                 $20,298,822
----------------------------------------------------------
July 31, 2008                                   9,400,360
==========================================================
Total capital loss carryforward               $29,699,182
__________________________________________________________
==========================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended July 31, 2003 was $3,937,238,274 and $3,722,092,986, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                        $ 15,948,417
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (21,241,948)
===========================================================
Net unrealized appreciation (depreciation) of
  investment securities                        $ (5,293,531)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $1,565,499,162.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of paydowns on mortgage backed securities on July 31, 2003, undistributed net investment income was increased by $14,477,419 and undistributed net realized gains (losses) was decreased by $14,477,419. This reclassification had no effect on the net assets of the Fund.

NOTE 9--SHARE INFORMATION

The Fund currently consists of five different classes of shares: Class A shares, Class B shares, Class C shares, Class R and Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Investor Class shares are sold at net asset value. Under some circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Investor Class shares have not commenced operations.

                                                 CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                                                     YEAR ENDED JULY 31,
                                                              ------------------------------------------------------------------
                                                                           2003                               2002
                                                              -------------------------------    -------------------------------
                                                                 SHARES           AMOUNT            SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      220,216,980    $ 2,079,496,949     141,358,670    $ 1,293,194,070
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       39,224,867        371,793,547      54,984,125        507,221,308
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                       15,772,023        148,860,238      17,930,155        164,422,350
--------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                         640,841          6,006,843           4,773             43,973
================================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        2,298,707         21,695,397       1,556,614         14,273,598
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                        2,246,868         21,273,356       1,318,829         12,129,999
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                          462,683          4,365,869         303,088          2,777,727
--------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                           5,158             48,588              15                135
================================================================================================================================
Automatic conversion of Class B shares to Class A shares**:
  Class A                                                        2,912,619         27,474,869              --                 --
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (2,902,708)       (27,474,869)             --                 --
================================================================================================================================
Reacquired:
  Class A                                                     (206,614,068)    (1,951,106,379)   (125,208,629)    (1,144,799,798)
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (33,209,518)      (313,905,081)    (20,005,120)      (183,320,491)
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (14,941,292)      (140,711,364)    (11,125,287)      (101,696,314)
--------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                        (206,681)        (1,941,106)         (1,163)           (10,800)
================================================================================================================================
                                                                25,906,479    $   245,876,857      61,116,070    $   564,235,757
________________________________________________________________________________________________________________________________
================================================================================================================================

 * Class R shares commenced sales on June 3, 2002.
** Prior to the year ended July 31, 2003, conversion of Class B to Class A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 10--SIGNIFICANT EVENT

The Board of Trustees of AIM Investment Securities Funds ("Buyer") unanimously approved, on June 11, 2003, an Agreement and Plan of Reorganization ("Plan") pursuant to which AIM Intermediate Government Fund ("Buying Fund"), a series of Buyer, would acquire all of assets of INVESCO U.S. Government Securities Fund ("Seller Fund"), a series of INVESCO Bond Funds, Inc. ("the Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

  The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on October 21, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                  -------------------------------------------------------------------------------
                                                                                             SEVEN MONTHS         YEAR ENDED
                                                            YEAR ENDED JULY 31,                 ENDED            DECEMBER 31,
                                                  ---------------------------------------      JULY 31,      --------------------
                                                    2003           2002            2001          2000          1999        1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   9.28       $   9.08        $   8.77      $   8.80      $   9.58    $   9.46
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.33(a)        0.43(b)         0.50(a)       0.34          0.60        0.62
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         (0.04)          0.23            0.35         (0.03)        (0.78)       0.13
=================================================================================================================================
    Total from investment operations                  0.29           0.66            0.85          0.31         (0.18)       0.75
=================================================================================================================================
Less dividends from net investment income            (0.42)         (0.46)          (0.54)        (0.34)        (0.60)      (0.63)
=================================================================================================================================
Net asset value, end of period                    $   9.15       $   9.28        $   9.08      $   8.77      $   8.80    $   9.58
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                       3.03%          7.39%           9.91%         3.55%        (1.87)%      8.17%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $639,002       $473,104        $302,391      $221,636      $238,957    $245,613
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets
  (including interest expense)                        0.90%(d)       0.94%           1.32%         1.25%(e)      1.08%       1.20%
=================================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense)                        0.89%(d)       0.90%           0.93%         0.98%(e)      0.89%       0.96%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                              3.47%(d)       4.58%(b)        5.61%         6.61%(e)      6.60%       6.43%
=================================================================================================================================
Ratio of interest expense to average net assets       0.01%(d)       0.04%           0.39%         0.27%(e)      0.19%       0.24%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                             275%           146%            194%           65%          141%        147%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses on asset-backed securities as adjustments to net investment income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to investment income, the investment income per share would have been $0.47 and the ratio of net investment income to average net assets would have been 5.09%. In accordance with the AICPA Audit and Accounting Guide for investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $595,624,627.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                      CLASS B
                                                  -------------------------------------------------------------------------------
                                                                                             SEVEN MONTHS         YEAR ENDED
                                                            YEAR ENDED JULY 31,                 ENDED            DECEMBER 31,
                                                  ---------------------------------------      JULY 31,      --------------------
                                                    2003           2002            2001          2000          1999        1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   9.31       $   9.11        $   8.79      $   8.82      $   9.59    $   9.46
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.26(a)        0.37(b)         0.44(a)       0.30          0.53        0.55
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         (0.04)          0.22            0.35         (0.04)        (0.77)       0.13
=================================================================================================================================
    Total from investment operations                  0.22           0.59            0.79          0.26         (0.24)       0.68
=================================================================================================================================
Less dividends from net investment income            (0.35)         (0.39)          (0.47)        (0.29)        (0.53)      (0.55)
=================================================================================================================================
Net asset value, end of period                    $   9.18       $   9.31        $   9.11      $   8.79      $   8.82    $   9.59
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                       2.30%          6.58%           9.17%         3.05%        (2.56)%      7.40%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $654,305       $613,306        $269,677      $177,032      $228,832    $237,919
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets
  (including interest expense)                        1.65%(d)       1.69%           2.08%         2.01%(e)      1.85%       1.96%
=================================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense)                        1.64%(d)       1.65%           1.69%         1.74%(e)      1.66%       1.72%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                              2.72%(d)       3.83%(b)        4.85%         5.85%(e)      5.83%       5.68%
=================================================================================================================================
Ratio of interest expense to average net assets       0.01%(d)       0.04%           0.39%         0.27%(e)      0.19%       0.24%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                             275%           146%            194%           65%          141%        147%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses on asset-backed securities as adjustments to net investment income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to investment income, the investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 4.35%. In accordance with the AICPA Audit and Accounting Guide for investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $715,238,695.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                       CLASS C
                                                     ----------------------------------------------------------------------------
                                                                                               SEVEN MONTHS        YEAR ENDED
                                                              YEAR ENDED JULY 31,                 ENDED           DECEMBER 31,
                                                     --------------------------------------      JULY 31,      ------------------
                                                       2003           2002           2001          2000         1999       1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $   9.27       $   9.08        $  8.77      $  8.79       $  9.56    $  9.44
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  0.26(a)        0.37(b)        0.44(a)      0.30          0.53       0.56
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                     (0.03)          0.21           0.34        (0.03)        (0.77)      0.11
=================================================================================================================================
    Total from investment operations                     0.23           0.58           0.78         0.27         (0.24)      0.67
=================================================================================================================================
Less dividends from net investment income               (0.35)         (0.39)         (0.47)       (0.29)        (0.53)     (0.55)
=================================================================================================================================
Net asset value, end of period                       $   9.15       $   9.27        $  9.08      $  8.77       $  8.79    $  9.56
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                          2.42%          6.48%          9.08%        3.18%        (2.57)%     7.31%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $137,213       $127,114        $59,915      $34,206       $39,011    $38,026
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets (including
  interest expense)                                      1.65%(d)       1.69%          2.08%        2.01%(e)      1.85%      1.96%
=================================================================================================================================
Ratio of expenses to average net assets (excluding
  interest expense)                                      1.64%(d)       1.65%          1.69%        1.74%(e)      1.66%      1.72%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                 2.72%(d)       3.83%(b)       4.85%        5.85%(e)      5.83%      5.68%
=================================================================================================================================
Ratio of interest expense to average net assets          0.01%(d)       0.04%          0.39%        0.27%(e)      0.19%      0.24%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                275%           146%           194%          65%          141%       147%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses on asset-backed securities as adjustments to net investment income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to investment income, the investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 4.35%. In accordance with the AICPA Audit and Accounting Guide for investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $149,952,493.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                         CLASS R
                                                              ------------------------------
                                                                               JUNE 3, 2002
                                                                                (DATE SALES
                                                              YEAR ENDED       COMMENCED) TO
                                                               JULY 31,          JULY 31,
                                                                 2003              2002
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 9.27            $ 9.13
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.30(a)           0.07(b)
--------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.02)             0.14
============================================================================================
    Total from investment operations                              0.28              0.21
============================================================================================
Less dividends from net investment income                        (0.39)            (0.07)
============================================================================================
Net asset value, end of period                                  $ 9.16            $ 9.27
____________________________________________________________________________________________
============================================================================================
Total return(c)                                                   2.99%             2.34%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $4,057            $   34
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets (including interest
  expense)                                                        1.15%(d)          1.19%(e)
============================================================================================
Ratio of expenses to average net assets (excluding interest
  expense)                                                        1.14%(d)          1.15%(e)
============================================================================================
Ratio of net investment income to average net assets              3.22%(d)          4.33%(b)(e)
============================================================================================
Ratio of interest expense to average net assets                   0.01%(d)          0.04%(e)
____________________________________________________________________________________________
============================================================================================
Portfolio turnover rate(f)                                         275%              146%
____________________________________________________________________________________________
============================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses on asset-backed securities as adjustments to net investment income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses adjustments to investment income, the investment income per share would have remained the same and the ratio of net investment income to average net assets would have been 4.85%. In accordance with the AICPA Audit and Accounting Guide for investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $1,175,828.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

REPORT OF INDEPENDENT AUDITORS
-------------------------------------------------------------------------------

To the Shareholders of AIM Limited Maturity Treasury Fund and the Board of Trustees of AIM Investment Securities Funds:



We have audited the accompanying statement of assets and liabilities of AIM Limited Maturity Treasury Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Limited Maturity Treasury Fund as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                             -s- ERNST & YOUNG LLP
September 10, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------
JULY 31, 2003

                                                            PAR
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------
U.S. TREASURY NOTES--100.19%
2.13%                                          08/31/04   $ 56,300   $  56,836,539
----------------------------------------------------------------------------------
1.88%                                          09/30/04     56,400      56,788,032
----------------------------------------------------------------------------------
2.13%                                          10/31/04     56,400      56,937,492
----------------------------------------------------------------------------------
2.00%                                          11/30/04     56,400      56,823,000
----------------------------------------------------------------------------------
1.75%                                          12/31/04     56,400      56,647,032
----------------------------------------------------------------------------------
1.63%                                          01/31/05     56,400      56,506,032
----------------------------------------------------------------------------------
1.50%                                          02/28/05     56,400      56,338,524
----------------------------------------------------------------------------------
1.63%                                          03/31/05     56,700      56,709,072
----------------------------------------------------------------------------------
1.63%                                          04/30/05     56,600      56,573,398
----------------------------------------------------------------------------------
1.25%                                          05/31/05     56,300      55,851,289
----------------------------------------------------------------------------------
1.13%                                          06/30/05     56,300      55,649,172
----------------------------------------------------------------------------------
1.50%                                          07/31/05     56,300      55,974,586
__________________________________________________________________________________
==================================================================================
TOTAL INVESTMENTS (Cost
  $676,402,980)--100.19%                                               677,634,168
__________________________________________________________________________________
==================================================================================
OTHER ASSETS LESS LIABILITIES--(0.19%)                                  (1,318,737)
__________________________________________________________________________________
==================================================================================
NET ASSETS--100.00%                                                  $ 676,315,431
__________________________________________________________________________________
==================================================================================

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------

JULY 31, 2003

ASSETS:

Investments, at market value (cost
  $676,402,980)                                $677,634,168
-----------------------------------------------------------
Cash                                                101,191
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                2,463,653
-----------------------------------------------------------
  Interest                                        2,511,024
-----------------------------------------------------------
Investment for deferred compensation plan            49,248
-----------------------------------------------------------
Other assets                                         38,828
===========================================================
    Total assets                                682,798,112
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                          6,112,553
-----------------------------------------------------------
  Dividends                                         103,437
-----------------------------------------------------------
  Deferred compensation plan                         49,248
-----------------------------------------------------------
Accrued distribution fees                           102,750
-----------------------------------------------------------
Accrued trustees' fees                                1,330
-----------------------------------------------------------
Accrued transfer agent fees                          88,878
-----------------------------------------------------------
Accrued operating expenses                           24,485
===========================================================
    Total liabilities                             6,482,681
===========================================================
Net assets applicable to shares outstanding    $676,315,431
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $667,185,601
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                           7,898,642
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                      1,231,188
===========================================================
                                               $676,315,431
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $577,992,945
___________________________________________________________
===========================================================
Class A3                                       $ 94,409,036
___________________________________________________________
===========================================================
Institutional Class                            $  3,913,450
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                          55,236,888
___________________________________________________________
===========================================================
Class A3                                          9,025,708
___________________________________________________________
===========================================================
Institutional Class                                 374,086
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      10.46
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.46 divided by
      99.00%)                                  $      10.57
___________________________________________________________
===========================================================
Class A3:
  Net asset value and offering price per
    share                                      $      10.46
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      10.46
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------

FOR THE YEAR ENDED JULY 31, 2003

INVESTMENT INCOME:

Interest                                                      $17,260,351
=========================================================================

EXPENSES:

Advisory fees                                                   1,392,547
-------------------------------------------------------------------------
Administrative services fees                                      174,870
-------------------------------------------------------------------------
Custodian fees                                                     27,714
-------------------------------------------------------------------------
Distribution fees -- Class A                                    1,021,729
-------------------------------------------------------------------------
Distribution fees -- Class A3                                     140,276
-------------------------------------------------------------------------
Transfer agent fees                                               917,517
-------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                          1,338
-------------------------------------------------------------------------
Trustees' fees                                                     13,643
-------------------------------------------------------------------------
Other                                                             251,901
=========================================================================
    Total expenses                                              3,941,535
=========================================================================
Less: Expenses paid indirectly                                    (11,767)
=========================================================================
    Net expenses                                                3,929,768
=========================================================================
Net investment income                                          13,330,583
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain from investment securities                   11,624,560
-------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of
  investment securities                                        (9,284,613)
=========================================================================
Net gain from investment securities                             2,339,947
=========================================================================
Net increase in net assets resulting from operations          $15,670,530
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

FOR THE YEARS ENDED JULY 31, 2003 AND 2002

                                                                  2003             2002
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  13,330,583    $ 19,243,725
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities                   11,624,560      12,398,048
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                        (9,284,613)      4,356,374
===========================================================================================
    Net increase in net assets resulting from operations         15,670,530      35,998,147
===========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (12,750,428)    (19,170,139)
-------------------------------------------------------------------------------------------
  Class A3                                                         (517,649)             --
-------------------------------------------------------------------------------------------
  Institutional Class                                               (62,506)        (70,078)
===========================================================================================
    Total distributions from net investment income              (13,330,583)    (19,240,217)
===========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                        (7,010,203)             --
-------------------------------------------------------------------------------------------
  Class A3                                                         (129,528)             --
-------------------------------------------------------------------------------------------
  Institutional Class                                               (24,193)             --
===========================================================================================
    Total distributions from net realized gains                  (7,163,924)             --
===========================================================================================
    Decrease in net assets resulting from distributions         (20,494,507)    (19,240,217)
===========================================================================================
Share transactions-net:
  Class A                                                      (113,847,783)    171,767,941
-------------------------------------------------------------------------------------------
  Class A3                                                       94,792,404              --
-------------------------------------------------------------------------------------------
  Institutional Class                                               966,624       1,091,152
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (18,088,755)    172,859,093
===========================================================================================
    Net increase (decrease) in net assets                       (22,912,732)    189,617,023
===========================================================================================

NET ASSETS:

  Beginning of year                                             699,228,163     509,611,140
===========================================================================================
  End of year                                                 $ 676,315,431    $699,228,163
___________________________________________________________________________________________
===========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

JULY 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Limited Maturity Treasury Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management company consisting of eight separate series portfolios each having an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to seek liquidity with minimum fluctuation in principal value, and consistent with this objective, the highest total return achievable.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.20% on the first $500 million of the Fund's average daily net assets, plus 0.175% on the Fund's average daily net assets in excess of $500 million.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2003, AIM was paid $174,870 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2003, AFS retained $401,816 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A shares, Class A3 shares and the Institutional Class shares of the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A and Class A3 shares (collectively the "Plans"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.15% of the Fund's average daily net assets of Class A shares and 0.35% of the average daily net assets of Class A3 shares. Of these amounts, the Fund may pay a service fee of 0.15% of the average daily net assets of Class A shares and 0.25% of the average daily net assets of Class A3 shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the

Fund. Pursuant to the Plans, for the year ended July 31, 2003, Class A and Class A3 shares paid $1,021,729 and $140,276, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During year ended July 31, 2003, AIM Distributors retained $93,147 in front-end sales commissions from the sale of Class A shares and $26,131 from Class A shares, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS, and/or AIM Distributors.

NOTE 3--INDIRECT EXPENSES

For the year ended July 31, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $11,767 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $11,767.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

    During the year ended July 31, 2003, the Fund paid legal fees of $4,084 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a trustee of the Trust.

NOTE 5--BORROWINGS

The fund may participate in an interfund lending facility that AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the year ended July 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:


The tax character of distributions paid during the years ended July 31, 2003 and 2002 was as follows:

                                       2003           2002
--------------------------------------------------------------
Distributions paid from ordinary
  income                            $20,494,507    $19,240,217
______________________________________________________________
==============================================================


Tax Components of Net Assets:


As of July 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                  $  8,029,117
-----------------------------------------------------------
Unrealized appreciation -- investments            1,181,517
-----------------------------------------------------------
Temporary book/tax differences                      (80,804)
-----------------------------------------------------------
Shares of beneficial interest                   667,185,601
===========================================================
Total net assets                               $676,315,431
___________________________________________________________
===========================================================


    The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended July 31, 2003 was $893,902,089 and $910,680,934, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of investment
  securities                                     $2,152,207
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (970,690)
===========================================================
Net unrealized appreciation of investment
  securities                                     $1,181,517
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $676,452,651.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES


As a result of the utilization of a portion of the proceeds from redemptions as distributions for federal income tax purposes on July 31, 2003, undistributed net realized gains (losses) was decreased by $3,685,882 and shares of beneficial interest was increased by $3,685,882. This reclassification had no effect on the net assets of the Fund.

NOTE 9--SHARE INFORMATION

The Fund currently consists of three different classes of shares: Class A shares, Class A3 shares and Institutional Class shares. Class A shares are sold with front-end sales charge. Class A3 shares and Institutional Class shares are sold at net asset value. Under some circumstances, Class A shares are subject to CDSC. As of the close of business on October 30, 2002, Class A shares were closed to new investors.

                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED JULY 31,
                                                              ------------------------------------------------------------
                                                                          2003                            2002
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      25,805,338    $ 271,953,993     75,803,443    $ 786,911,782
--------------------------------------------------------------------------------------------------------------------------
  Class A3*                                                    12,760,368      134,005,850             --               --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             220,446        2,316,869        184,259        1,912,257
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       1,610,631       16,920,387      1,557,231       16,184,908
--------------------------------------------------------------------------------------------------------------------------
  Class A3*                                                        55,441          581,385             --               --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 425            4,464            238            2,477
==========================================================================================================================
Reacquired:
  Class A                                                     (38,275,556)    (402,722,163)   (60,767,295)    (631,328,749)
--------------------------------------------------------------------------------------------------------------------------
  Class A3*                                                    (3,790,101)     (39,794,831)            --               --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (128,741)      (1,354,709)       (79,249)        (823,582)
==========================================================================================================================
                                                               (1,741,749)   $ (18,088,755)    16,698,627    $ 172,859,093
__________________________________________________________________________________________________________________________
==========================================================================================================================

* Class A3 shares commenced sales on October 31, 2002.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        CLASS A
                                                              ------------------------------------------------------------
                                                                                  YEAR ENDED JULY 31,
                                                              ------------------------------------------------------------
                                                                2003          2002          2001        2000        1999
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  10.53      $  10.26      $   9.96    $  10.03    $  10.07
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.19          0.33(a)       0.52(b)     0.51        0.47
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.03          0.27          0.31       (0.07)      (0.04)
==========================================================================================================================
    Total from investment operations                              0.22          0.60          0.83        0.44        0.43
==========================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.19)        (0.33)        (0.53)      (0.51)      (0.47)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.10)           --            --          --          --
==========================================================================================================================
    Total distributions                                          (0.29)        (0.33)        (0.53)      (0.51)      (0.47)
==========================================================================================================================
Net asset value, end of period                                $  10.46      $  10.53      $  10.26    $   9.96    $  10.03
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(c)                                                   2.18%         5.89%         8.53%       4.50%       4.32%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $577,993      $696,259      $507,799    $300,058    $390,018
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets                           0.53%(d)      0.48%         0.56%       0.54%       0.54%
==========================================================================================================================
Ratio of net investment income to average net assets              1.85%(d)      3.12%(a)      5.15%       5.07%       4.61%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                            124%          149%          137%        122%        184%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.34 and the ratio of net investment income to average net assets would have been 3.29%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d)  Ratios are based on average daily net assets of $681,152,755.

                                                                    CLASS A3
                                                                ----------------
                                                                OCTOBER 31, 2002
                                                                (DATE OPERATIONS
                                                                 COMMENCED) TO
                                                                 JULY 31, 2003
--------------------------------------------------------------------------------
Net asset value, beginning of period                                $ 10.59
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                0.13
--------------------------------------------------------------------------------
  Net losses on securities (both realized and unrealized)             (0.04)
================================================================================
    Total from investment operations                                   0.09
================================================================================
Less distributions:
  Dividends from net investment income                                (0.12)
--------------------------------------------------------------------------------
  Distributions from net realized gains                               (0.10)
================================================================================
    Total distributions                                               (0.22)
================================================================================
Net asset value, end of period                                      $ 10.46
________________________________________________________________________________
================================================================================
Total return(a)                                                        0.88%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $94,409
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets                                0.73%(b)
================================================================================
Ratio of net investment income to average net assets                   1.65%(b)
________________________________________________________________________________
================================================================================
Portfolio turnover rate(c)                                              124%
________________________________________________________________________________
================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $53,389,601.
(c)  Not annualized for periods less than one year.

                                                                               INSTITUTIONAL CLASS
                                                              -----------------------------------------------------
                                                                               YEAR ENDED JULY 31,
                                                              -----------------------------------------------------
                                                               2003        2002        2001        2000      1999
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $10.53      $10.26      $ 9.96      $10.03    $ 10.07
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.22        0.34(a)     0.54(b)     0.54       0.49
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.03        0.27        0.31       (0.07)     (0.04)
===================================================================================================================
    Total from investment operations                            0.25        0.61        0.85        0.47       0.45
===================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.22)      (0.34)      (0.55)      (0.54)     (0.49)
-------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        (0.10)         --          --          --         --
===================================================================================================================
    Total distributions                                        (0.32)      (0.34)      (0.55)      (0.54)     (0.49)
===================================================================================================================
Net asset value, end of period                                $10.46      $10.53      $10.26      $ 9.96    $ 10.03
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(c)                                                 2.42%       6.05%       8.80%       4.78%      4.55%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $3,913      $2,970      $1,812      $2,455    $17,131
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets                         0.30%(d)    0.34%       0.33%(e)    0.29%      0.31%
===================================================================================================================
Ratio of net investment income to average net assets            2.08%(d)    3.26%(a)    5.38%       5.31%      4.84%
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate                                          124%        149%        137%        122%       184%
___________________________________________________________________________________________________________________
===================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and the Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.35 and the ratio of net investment income to average assets would have been 3.43%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(d)  Ratios are based on average daily net assets of $3,080,901.
(e) Including expense reimbursement. Ratio of expenses to average net assets excluding reimbursement is 0.41%

REPORT OF INDEPENDENT AUDITORS
-------------------------------------------------------------------------------
To the Shareholders of AIM Money Market Fund and the Board of Trustees of AIM Investment Securities Funds:

We have audited the accompanying statement of assets and liabilities of AIM Money Market Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Money Market Fund as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                             /s/ ERNST & YOUNG LLP
September 10, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------
JULY 31, 2003


                                                            PAR
                                               MATURITY    (000)        VALUE
----------------------------------------------------------------------------------
COMMERCIAL PAPER-24.36%(a)

ASSET-BACKED SECURITIES-COMMERCIAL
  LOANS/LEASES-7.55%

Atlantis One Funding Corp. (Rabobank-ABS
  Program Sponsor),
  (Acquired 04/25/03; Cost $39,831,944)
  1.25%(b)                                     08/27/03   $40,000   $   39,963,889
----------------------------------------------------------------------------------
  (Acquired 05/20/03; Cost $34,882,361)
  1.21%(b)                                     08/28/03    35,000       34,968,237
----------------------------------------------------------------------------------
  (Acquired 05/22/03; Cost $19,926,000)
  1.20%(b)                                     09/10/03    20,000       19,973,333
----------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.
  (Fifth Third Bank-ABS Program Sponsor)
  (Acquired 07/09/03; Cost $44,920,700)
  1.04%(b)                                     09/08/03    45,000       44,950,600
==================================================================================
                                                                       139,856,059
==================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-0.86%

Aquinas Funding LLC (Rabobank-ABS Program
  Sponsor) (Acquired 07/10/03; Cost
  $15,943,147)
  1.04%(b)                                     11/10/03    16,000       15,953,316
==================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-9.37%

Charta Corp. (Citibank N.A.-ABS Program
  Sponsor) (Acquired 06/09/03; Cost
  $9,980,833)
  1.15%(b)(c)                                  08/08/03    10,000        9,997,764
----------------------------------------------------------------------------------
Edison Asset Securitization, LLC (GE Capital
  Corp.-ABS Program Sponsor)
  (Acquired 06/11/03; Cost $46,838,633)
  1.03%(b)                                     10/09/03    47,000       46,907,214
----------------------------------------------------------------------------------
  (Acquired 05/16/03; Cost $44,735,225)
  1.19%(b)                                     11/10/03    45,000       44,849,762
----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)        VALUE
----------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Jupiter Securitization Corp. (Bank One
  N.A.-ABS Program Sponsor)
  (Acquired 07/22/03; Cost $34,793,179)
  1.03%(b)                                     10/14/03   $34,877   $   34,803,158
----------------------------------------------------------------------------------
Receivables Capital Corp. (Bank of America
  N.A.-ABS Program Sponsor)
  (Acquired 07/03/03; Cost $37,050,519)
  1.04%(b)(c)                                  09/03/03    37,117       37,081,615
==================================================================================
                                                                       173,639,513
==================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-2.70%

FCAR Owner Trust-Series II (Ford Motor Credit
  Co.-ABS Program Sponsor)
  1.27%                                        08/19/03    50,000       49,968,250
==================================================================================

DIVERSIFIED BANKS-3.07%

Fortis Funding
  (Acquired 07/10/03; Cost $56,817,347)
  1.03%(b)                                     10/30/03    57,000       56,853,225
==================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.81%

GE Capital International Funding, Inc.-
  Series A
  (Acquired 04/23/03; Cost $14,905,500)
  1.26%(b)                                     10/20/03    15,000       14,958,000
==================================================================================
    Total Commercial Paper (Cost
      $451,228,363)                                                    451,228,363
==================================================================================

MASTER NOTE AGREEMENTS-8.91%(d)

Merrill Lynch Mortgage Capital, Inc.
  1.29%(e)                                     08/18/03    70,000       70,000,000
----------------------------------------------------------------------------------
Morgan Stanley
  1.20%(f)                                     09/15/03    95,000       95,000,000
==================================================================================
    Total Master Note Agreements (Cost
      $165,000,000)                                                    165,000,000
==================================================================================


                                                            PAR
                                               MATURITY    (000)        VALUE
----------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-8.56%

FEDERAL HOME LOAN BANK-5.30%

Unsec. Bonds,
  3.75%                                        02/13/04   $18,000   $   18,225,573
----------------------------------------------------------------------------------
  1.42%                                        04/21/04    20,000       20,000,000
----------------------------------------------------------------------------------
  1.12%                                        07/12/04    10,000       10,000,000
----------------------------------------------------------------------------------
  1.03%                                        07/23/04    50,000       50,000,000
==================================================================================
                                                                        98,225,573
==================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-0.81%

Disc. Notes,
  1.04%                                        09/11/03    15,000       14,982,233
==================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-2.45%

Unsec. Notes,
  3.13%                                        11/15/03    45,000       45,263,717
==================================================================================
    Total U.S. Government Agency Securities
      (Cost $158,471,523)                                              158,471,523
==================================================================================

ASSET-BACKED SECURITIES-6.99%

CONSUMER RECEIVABLES-1.32%

Honda Auto Receivables 2003-2 Owner Trust,
  Class A-1 Notes,
  1.23%                                        06/11/04    15,009       15,008,903
----------------------------------------------------------------------------------
Nissan Auto Receivables 2003-A Owner Trust,
  Class A-1 Notes,
  1.30%                                        03/15/04     9,511        9,511,160
==================================================================================
                                                                        24,520,063
==================================================================================

STRUCTURED INVESTMENT VEHICLES-5.67%

Beta Finance Inc., Floating Rate (Citibank
  International PLC-ABS Program Sponsor)
  (Acquired 10/24/02; Cost $50,000,000)
  1.11%(b)(g)                                  10/07/03    50,000       50,000,000
----------------------------------------------------------------------------------
  (Acquired 10/03/02; Cost $45,000,000)
  1.11%(b)(g)                                  10/14/03    45,000       45,000,000
----------------------------------------------------------------------------------
Holmes Financing (No. 7) PLC (United
  Kingdom)-Series 1, Class A,
  1.07%(h)                                     04/15/04    10,000       10,000,000
==================================================================================
                                                                       105,000,000
==================================================================================
    Total Asset-Backed Securities (Cost
      $129,520,063)                                                    129,520,063
==================================================================================

                                                            PAR
                                               MATURITY    (000)        VALUE
----------------------------------------------------------------------------------


PROMISSORY NOTES-5.40%

Goldman Sachs Group, Inc. (The)
  (Acquired 03/21/03; Cost $71,000,000)
  1.26%(b)(g)(i)                               09/17/03   $71,000   $   71,000,000
----------------------------------------------------------------------------------
  (Acquired 03/13/03; Cost $29,000,000)
  1.33%(b)(g)(i)                               10/07/03    29,000       29,000,000
==================================================================================
    Total Promissory Notes (Cost
      $100,000,000)                                                    100,000,000
==================================================================================

CERTIFICATES OF DEPOSIT-3.56%

Danske Bank A/S (Denmark)
  2.00%                                        08/01/03    11,000       11,000,000
----------------------------------------------------------------------------------
National Australia Bank Ltd.
  1.26%                                        08/24/04    20,000       20,000,000
----------------------------------------------------------------------------------
Rabobank Nederland (Netherlands)
  1.19%                                        08/04/04    35,000       34,996,485
==================================================================================
    Total Certificates of Deposit (Cost
      $65,996,485)                                                      65,996,485
==================================================================================

MEDIUM-TERM NOTES-2.70%

Money Market Trust LLY-
  Series 2002-B, Floating Rate Notes,
  (Acquired 12/03/02; Cost $50,000,000)
  1.17%(b)(h)(i)                               12/03/03    50,000       50,000,000
==================================================================================

VARIABLE RATE DEMAND
NOTES-2.52%

INSURED-0.35%

Michigan (State of) Housing Development
  Authority; Series C RB,
  1.05%(c)(j)(k)(l)                            12/01/20     6,405        6,405,000
==================================================================================

LETTER OF CREDIT GUARANTEED-2.17%(J)(K)(M)

Colorado (State of) Health Facilities
  Authority (National Benevolent
  Association); Series E RB
  (LOC-KBC Bank N.V.),
  1.15%(1)                                     03/01/30     9,545        9,545,000
----------------------------------------------------------------------------------
Family Express Corp., LLC-Series A, Loan
  Program Notes (LOC-Fifth Third Bank),
  1.10%                                        04/01/28     9,070        9,070,000
----------------------------------------------------------------------------------
Miami-Dade (County of) Industrial Development
  Authority (Dolphins Stadium); IDR
  (LOC-Societe Generale),
  1.10%(1)                                     07/01/22       100          100,000
----------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Viking Range Corp. Project); IDR (LOC-Bank
  of America N.A.),
  1.17%(1)                                     06/01/15    14,095       14,095,000
----------------------------------------------------------------------------------


                                                            PAR
                                               MATURITY    (000)        VALUE
----------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

PxPort Blakely Communities; Series C RB
  (LOC-Bank of America N.A.),
  1.10%(1)                                     02/15/21   $ 7,500   $    7,500,000
==================================================================================
                                                                        40,310,000
==================================================================================
    Total Variable Rate Demand Notes (Cost
      $46,715,000)                                                      46,715,000
==================================================================================

FUNDING AGREEMENT-0.54%

New York Life Insurance Co. (Acquired
  04/03/03; Cost $10,000,000)
  1.20%(b)(h)(i)                               04/07/04    10,000       10,000,000
==================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $1,176,931,434)                              1,176,931,434
==================================================================================
REPURCHASE AGREEMENTS-38.48%(n)

Banc of America Securities LLC
  1.21%(o)                                     08/01/03    60,000       60,000,000
----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.12%(p)                                     08/01/03    85,000       85,000,000
----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)        VALUE
----------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

BNP Paribas Securities Corp.-New York Branch
  (France)
  1.12%(q)                                     08/01/03   $67,706   $   67,706,034
----------------------------------------------------------------------------------
  1.20%(r)                                     08/01/03    85,000       85,000,000
----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.19%(s)                                     08/01/03    85,000       85,000,000
----------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
  1.12%(t)                                     08/01/03    85,000       85,000,000
----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.12%(u)                                     08/01/03    85,000       85,000,000
----------------------------------------------------------------------------------
Wachovia Securities, Inc.
  1.12%(v)                                     08/01/03    85,000       85,000,000
----------------------------------------------------------------------------------
  1.23%(w)                                     08/01/03    75,000       75,000,000
==================================================================================
    Total Repurchase Agreements (Cost
      $712,706,034)                                                    712,706,034
==================================================================================
TOTAL INVESTMENTS-102.02% (Cost
  $1,889,637,468)(x)                                                 1,889,637,468
==================================================================================
OTHER ASSETS LESS LIABILITIES-(2.02%)                                  (37,364,191)
==================================================================================
NET ASSETS-100.00%                                                  $1,852,273,277
__________________________________________________________________________________
==================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
Disc.   - Discounted
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
RB      - Revenue Bonds
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 07/31/03 was $656,260,114, which represented 35.43% of the Fund's net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(c) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp. or MBIA Insurance Co.
(d) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 07/31/03.
(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day's oral notice for up to 10% of outstanding amount, otherwise, upon seven business day's written notice for more than 10% of outstanding balance. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 07/31/03.
(g) Interest rates are redetermined daily. Rate shown is the rate in effect on 07/31/03.
(h) Interest rates are redetermined monthly. Rates shown are rates in effect on 07/31/03.
(i) Security considered to be illiquid. The aggregate market value of these securities at 07/31/03 was $160,000,000 which represented 8.64% of the Fund's net assets.
(j) Interest rates are redetermined weekly. Rates shown are rates in effect on 07/31/03.
(k) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(l) Interest on this security is taxable income to the Fund.
(m) Principal and interest payments are guaranteed by the letter of credit agreement.

(n) Collateral on repurchase agreements, including the Fund's pro rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities (money market funds only). Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(o) Repurchase agreement entered into 07/31/03 with a maturing value of $60,002,017. Collateralized by $60,659,655 corporate obligations, 0.01% to 7.00% due 07/15/05 to 09/01/30 with an aggregate market value at 07/31/03 of $63,000,001.
(p) Joint repurchase agreement entered into 07/31/03 with a maturing value of $624,136,058. Collateralized by $625,305,000 U.S. Government obligations, 0% to 6.25% due 02/26/04 to 09/15/11 with an aggregate market value at 07/31/03 of $636,599,808.
(q) Joint repurchase agreement entered into 07/31/03 with a maturing value of $500,015,556. Collateralized by $455,553,000 U.S. Government obligations, 5.00% to 6.88% due 05/15/04 to 09/15/11 with an aggregate market value at 07/31/03 of $510,000,993.
(r) Repurchase agreement entered into 07/31/03 with a maturing value of $85,002,833. Collateralized by $80,527,782 corporate obligations, 3.25% to 9.80% due 05/16/05 to 06/01/16 with an aggregate market value at 07/31/03 of $89,250,001.
(s) Repurchase agreement entered into 07/31/03 with a maturing value of $85,002,810. Collateralized by $201,799,264 corporate obligations, 0% to 7.71% due 03/01/06 to 07/05/35 with an aggregate market value at 07/31/03 of $89,250,000.
(t) Joint repurchase agreement entered into 07/31/03 with a maturing value of $500,015,556. Collateralized by $556,079,881 U.S. Government obligations, 4.50% to 7.00% due 09/01/17 to 08/01/33 with an aggregate market value at 07/31/03 of $510,002,294.
(u) Joint repurchase agreement entered into 07/31/03 with a maturing value of $250,007,778. Collateralized by $286,330,000 U.S. Government obligations, 4.50% to 6.00% due 09/01/17 to 07/01/33 with an aggregate market value at 07/31/03 of $255,001,995.
(v) Joint repurchase agreement entered into 07/31/03 with a maturing value of $750,023,333. Collateralized by $758,853,097 U.S. Government obligations, 4.00% to 7.25% due 02/15/04 to 07/01/33 with an aggregate market value at 07/31/03 of $765,001,266.
(w) Repurchase agreement entered into 07/31/03 with a maturing value of $75,002,563. Collateralized by $389,240,300 corporate obligations, 0% to 7.75% due 12/18/10 to 07/11/43 with an aggregate market value at 07/31/03 of $78,750,000.
(x) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
JULY 31, 2003

ASSETS:

Investments, excluding repurchase agreements
  at value (amortized cost)                   $1,176,931,434
------------------------------------------------------------
Repurchase agreements                            712,706,034
------------------------------------------------------------
Cash                                                   6,499
------------------------------------------------------------
Receivables for:
  Fund shares sold                                38,256,721
------------------------------------------------------------
  Interest                                         1,457,940
------------------------------------------------------------
Investment for deferred compensation plan             82,816
------------------------------------------------------------
Other assets                                         154,560
============================================================
    Total assets                               1,929,596,004
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           34,996,485
------------------------------------------------------------
  Fund shares reacquired                          41,337,329
------------------------------------------------------------
  Dividends                                           53,902
------------------------------------------------------------
  Deferred compensation plan                          82,816
------------------------------------------------------------
Accrued distribution fees                            636,946
------------------------------------------------------------
Accrued trustees' fees                                 1,371
------------------------------------------------------------
Accrued transfer agent fees                           79,912
------------------------------------------------------------
Accrued operating expenses                           133,966
============================================================
    Total liabilities                             77,322,727
============================================================
Net assets applicable to shares outstanding   $1,852,273,277
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,852,113,368
------------------------------------------------------------
Undistributed net investment income                  159,909
============================================================
                                              $1,852,273,277
____________________________________________________________
============================================================

NET ASSETS:

AIM Cash Reserve Shares                       $1,188,876,324
____________________________________________________________
============================================================
Class B                                       $  543,810,575
____________________________________________________________
============================================================
Class C                                       $  113,306,025
____________________________________________________________
============================================================
Class R                                       $    6,280,353
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

AIM Cash Reserve Shares                        1,188,857,238
____________________________________________________________
============================================================
Class B                                          543,801,758
____________________________________________________________
============================================================
Class C                                          113,304,148
____________________________________________________________
============================================================
Class R                                            6,280,270
____________________________________________________________
============================================================
Net asset value and offering price per share
  for each class                              $         1.00
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
FOR THE YEAR ENDED JULY 31, 2003

INVESTMENT INCOME:

Interest                                                      $29,297,390
=========================================================================

EXPENSES:

Advisory fees                                                  10,145,165
-------------------------------------------------------------------------
Administrative services fees                                      406,127
-------------------------------------------------------------------------
Custodian fees                                                     76,482
-------------------------------------------------------------------------
Distribution fees -- AIM Cash Reserve Shares                    2,854,476
-------------------------------------------------------------------------
Distribution fees -- Class B                                    6,669,844
-------------------------------------------------------------------------
Distribution fees -- Class C                                    1,167,526
-------------------------------------------------------------------------
Distribution fees -- Class R                                       17,527
-------------------------------------------------------------------------
Transfer agent fees                                             3,700,720
-------------------------------------------------------------------------
Trustees' fees                                                     20,736
-------------------------------------------------------------------------
Other                                                             637,578
=========================================================================
    Total expenses                                             25,696,181
=========================================================================
Less: Fees waived, expenses reimbursed and expenses paid
  indirectly                                                   (4,241,727)
=========================================================================
    Net expenses                                               21,454,454
=========================================================================
Net investment income                                           7,842,936
=========================================================================
Net realized gain from investment securities                       44,022
=========================================================================
Net increase in net assets resulting from operations          $ 7,886,958
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

For the years ended July 31, 2003 and 2002

                                                                   2003              2002
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    7,842,936    $   19,419,288
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                        44,022             1,145
==============================================================================================
    Net increase in net assets resulting from operations           7,886,958        19,420,433
==============================================================================================
Distributions to shareholders from net investment income:
  AIM Cash Reserve Shares                                         (7,299,075)      (15,341,349)
----------------------------------------------------------------------------------------------
  Class B                                                           (432,412)       (3,410,961)
----------------------------------------------------------------------------------------------
  Class C                                                           (100,719)         (666,967)
----------------------------------------------------------------------------------------------
  Class R                                                            (10,730)              (11)
==============================================================================================
    Total distributions from net investment income                (7,842,936)      (19,419,288)
==============================================================================================
Distributions to shareholders from net realized gains:
  AIM Cash Reserve Shares                                            (35,590)               --
----------------------------------------------------------------------------------------------
  Class B                                                            (20,898)               --
----------------------------------------------------------------------------------------------
  Class C                                                             (3,549)               --
----------------------------------------------------------------------------------------------
  Class R                                                                (38)               --
==============================================================================================
    Total distributions from net realized gains                      (60,075)               --
==============================================================================================
    Decrease in net assets resulting from distributions           (7,903,011)      (19,419,288)
==============================================================================================
Share transactions-net:
  AIM Cash Reserve Shares                                         67,004,557       184,349,260
----------------------------------------------------------------------------------------------
  Class B                                                       (174,148,217)      278,519,026
----------------------------------------------------------------------------------------------
  Class C                                                         (5,640,712)       32,062,975
----------------------------------------------------------------------------------------------
  Class R                                                          6,270,260            10,010
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (106,514,112)      494,941,271
==============================================================================================
    Net increase (decrease) in net assets                       (106,530,165)      494,942,416
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,958,803,442     1,463,861,026
==============================================================================================
  End of year                                                 $1,852,273,277    $1,958,803,442
______________________________________________________________________________________________
==============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
JULY 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Money Market Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eight separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.55% on the first $1 billion of the Fund's average daily net assets, plus 0.50% on the Fund's average daily net assets in excess of $1 billion. AIM and/or A I M Distributors, Inc. ("AIM Distributors") voluntarily waived fees and/or reimbursed expenses in order to increase the Fund's yield. Waivers and/or reimbursements may be changed from time to time. During the year ended July 31, 2003, AIM waived fees of $2,809,789.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2003, AIM was paid $406,127 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2003, AFS retained $2,290,443 for such services.

    The Trust has entered into master distribution agreements with AIM Distributors to serve as the distributor for the AIM Cash Reserve Shares, Class B, Class C, Class R and Investor Class shares of the Fund. Investor Class shares have not commenced operations. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's AIM Cash Reserve Shares, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of AIM Cash Reserve shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the AIM Cash Reserve Shares, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended July 31, 2003, the AIM Cash Reserve Shares, Class B, Class C and Class R shares paid $2,854,476, $5,497,582, $943,558 and $17,527, respectively after AIM Distributors waived and/or reimbursed plan fees of $1,172,262 and $223,968 for Class B and Class C shares, respectively.

    Contingent deferred sales charges ("CDSC") are not recorded as expenses of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During year ended July 31, 2003, AIM Distributors retained $2,2310,327, $43,330, $280,508 and $0 from AIM Cash Reserve Shares, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

NOTE 3--INDIRECT EXPENSES

For the year ended July 31, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $35,708 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $35,708.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

    During the year ended July 31, 2003, the Fund paid legal fees of $6,285 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. The Fund did not borrow or lend under the facility during the year ended July 31, 2003.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended July 31, 2003 and 2002 was as follows:

                                        2003          2002
--------------------------------------------------------------
Distributions paid from ordinary
  income                             $7,903,011    $19,419,288
______________________________________________________________
==============================================================

Tax Components of Net Assets:

As of July 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                 $      280,839
------------------------------------------------------------
Temporary book/tax differences                      (120,930)
------------------------------------------------------------
Shares of beneficial interest                  1,852,113,368
============================================================
Total net assets                              $1,852,273,277
____________________________________________________________
============================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

NOTE 7--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of distributions and other items on July 31, 2003, undistributed net investment income was increased by $159,909, undistributed net realized gains decreased by $48,683 and shares of beneficial interest decreased by $111,226. This reclassification had no effect on the net assets of the Fund.

NOTE 8--SHARE INFORMATION

The Fund currently consists of five different classes of shares: AIM Cash Reserve Shares, Class B shares, Class C shares, Class R shares and Investor Class shares. AIM Cash Reserve Shares, Class R shares and Investor Class shares are sold at net asset value. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to AIM Cash Reserve Shares eight years after the end of the calendar month of purchase. Investor Class shares have not commenced operations.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                    YEAR ENDED JULY 31,
                                                           ----------------------------------------------------------------------
                                                                         2003                                 2002
                                                           ---------------------------------    ---------------------------------
                                                               SHARES            AMOUNT             SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  AIM Cash Reserve Shares                                   5,372,980,834    $ 5,372,980,834     7,239,176,762    $ 7,239,176,762
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                     485,890,867        485,890,867       920,671,959        920,671,959
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                                     570,319,822        570,319,822       492,311,444        492,311,444
---------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                     24,594,921         24,594,921            14,201             14,201
=================================================================================================================================
Issued as reinvestment of dividends:
  AIM Cash Reserve Shares                                       6,288,154          6,288,154        12,953,250         12,953,250
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                         408,246            408,246         3,021,507          3,021,507
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                                          89,880             89,880           550,550            550,550
---------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                          9,756              9,756                 5                  5
=================================================================================================================================
Automatic conversion of Class B shares to AIM Cash
  Reserve Shares:**
  AIM Cash Reserve Shares                                      25,073,560         25,073,560                --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (25,073,560)       (25,073,560)               --                 --
=================================================================================================================================
Reacquired:
  AIM Cash Reserve Shares                                  (5,337,337,991)    (5,337,337,991)   (7,067,780,752)    (7,067,780,752)
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                    (635,373,770)      (635,373,770)     (645,174,440)      (645,174,440)
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                                    (576,050,414)      (576,050,414)     (460,799,019)      (460,799,019)
---------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                    (18,334,417)       (18,334,417)           (4,196)            (4,196)
=================================================================================================================================
                                                             (106,514,112)   $  (106,514,112)      494,941,271    $   494,941,271
_________________________________________________________________________________________________________________________________
=================================================================================================================================

 * Class R shares commenced sales on June 3, 2002.
** Prior to the year ended July 31, 2003, conversion of Class B shares to AIM
   Cash Reserve Shares was included in AIM Cash Reserve Shares sold and Class B shares reacquired.

NOTE 9--SIGNIFICANT EVENT


The Board of Trustees of AIM Investment Securities Funds ("Buyer") unanimously approved, on June 11, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which AIM Money Market Fund ("Buying Fund"), a series of Buyer, would acquire all of the assets of INVESCO Cash Reserves Fund ("Selling Fund"), a series of INVESCO Money Market Funds, Inc. ("the Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

  The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on October 21, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                  CASH RESERVE
                                                ---------------------------------------------------------------------------------
                                                                                           SEVEN MONTHS     YEAR ENDED DECEMBER
                                                          YEAR ENDED JULY 31,                ENDED                  31,
                                                ---------------------------------------     JULY 31,       ----------------------
                                                   2003             2002         2001         2000           1999         1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $     1.00       $     1.00    $   1.00      $   1.00      $   1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             0.0064           0.0141      0.0467        0.0300(a)     0.0414        0.0453
=================================================================================================================================
Less distributions from net investment income      (0.0064)         (0.0141)    (0.0467)      (0.0300)      (0.0414)      (0.0453)
=================================================================================================================================
Net asset value, end of period                  $     1.00       $     1.00    $   1.00      $   1.00      $   1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                       0.64%            1.42%       4.77%         3.03%         4.22%         4.62%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $1,188,876       $1,121,879    $937,532      $912,042      $989,478    $1,179,072
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets(c)            0.88%(d)         1.01%       1.06%         1.07%(e)      1.04%         0.99%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net
  assets                                              0.64%(d)         1.40%       4.61%         5.15%(e)      4.16%         4.53%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.03% for the year ended July 31, 2003.
(d)  Ratios are based on average net assets of $1,141,790,438.
(e)  Annualized.


                                                                                        CLASS B
                                                      ---------------------------------------------------------------------------
                                                                                             SEVEN MONTHS    YEAR ENDED DECEMBER
                                                              YEAR ENDED JULY 31,              ENDED                 31,
                                                      -----------------------------------     JULY 31,       --------------------
                                                        2003           2002        2001         2000           1999        1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   1.00       $   1.00    $   1.00      $   1.00      $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.0007         0.0065      0.0392        0.0256(a)     0.0339      0.0371
=================================================================================================================================
Less distributions from net investment income          (0.0007)       (0.0065)    (0.0392)      (0.0256)      (0.0339)    (0.0371)
=================================================================================================================================
Net asset value, end of period                        $   1.00       $   1.00    $   1.00      $   1.00      $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                           0.07%          0.66%       3.99%         2.59%         3.45%       3.78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $543,811       $717,967    $439,445      $289,327      $404,911    $310,534
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets(c)                1.46%(d)       1.76%       1.81%         1.82%(e)      1.79%       1.81%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets      0.06%(d)       0.65%       3.86%         4.40%(e)      3.41%       3.71%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.78% for the year ended July 31, 2003.
(d)  Ratios are based on average net assets of $666,984,613.
(e)  Annualized.


                                                                                        CLASS C
                                                      ---------------------------------------------------------------------------
                                                                                             SEVEN MONTHS    YEAR ENDED DECEMBER
                                                              YEAR ENDED JULY 31,              ENDED                 31,
                                                      -----------------------------------     JULY 31,       --------------------
                                                        2003           2002        2001         2000           1999        1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   1.00       $   1.00    $   1.00      $   1.00      $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.0008         0.0065      0.0393        0.0256(a)     0.0339      0.0371
=================================================================================================================================
Less distributions from net investment income          (0.0008)       (0.0065)    (0.0393)      (0.0256)      (0.0339)    (0.0371)
=================================================================================================================================
Net asset value, end of period                        $   1.00       $   1.00    $   1.00      $   1.00      $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                           0.09%          0.66%       4.00%         2.59%         3.44%       3.78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $113,306       $118,947    $ 86,884      $ 45,457      $ 56,636    $ 27,391
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets(c)                1.44%(d)       1.76%       1.81%         1.82%(e)      1.79%       1.81%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets      0.08%(d)       0.65%       3.86%         4.40%(e)      3.41%       3.71%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.78% for the year ended July 31, 2003.
(d)  Ratios are based on average net assets of $116,752,566.
(e)  Annualized.


                                                                         CLASS R
                                                              ------------------------------
                                                                               JUNE 3, 2002
                                                                               (DATE SALES
                                                              YEAR ENDED       COMMENCED) TO
                                                              JULY 31,          JULY 31,
                                                                2003              2002
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $   1.00          $   1.00
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.0038            0.0010
============================================================================================
Less distributions from net investment income                   (0.0038)          (0.0010)
============================================================================================
Net asset value, end of period                                 $   1.00          $   1.00
____________________________________________________________________________________________
============================================================================================
Total return(a)                                                    0.38%             0.10%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $  6,280          $     10
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets(b)                         1.13%(c)          1.26%(d)
____________________________________________________________________________________________
============================================================================================
Ratio of net investment income to average net assets               0.39%(c)          1.15%(d)
____________________________________________________________________________________________
============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.28% for the year ended July 31, 2003.
(c)  Ratios are based on average net assets of $3,505,481.
(d)  Annualized.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Municipal Bond Fund and the Board of Trustees of AIM Investment Securities Funds:



We have audited the accompanying statement of assets and liabilities of AIM Municipal Bond Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Municipal Bond Fund as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                             /s/ ERNST & YOUNG LLP
September 10, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

July 31, 2003


                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------
ALABAMA-1.44%

Alabama (State of) Public School & College
  Authority; Capital Improvement Series 1999
  C RB
  5.75%, 07/01/17                               AA      Aa3    $1,400   $  1,538,866
------------------------------------------------------------------------------------
Birmingham (City of) Special Care Facilities
  Financing Authority (Children's Hospital of
  Alabama); Health Care Facility Series 2002
  RB
  5.38%, 06/01/23(b)                           AAA      Aaa    1,500       1,523,565
------------------------------------------------------------------------------------
Courtland (City of) Industrial Development
  Board (Champion International Corp.
  Project); Refunding Environmental
  Improvement Series 1996 RB
  6.40%, 11/01/26(c)                            --     Baa2    2,315       2,355,837
------------------------------------------------------------------------------------
Jefferson (County of);
  Prerefunded Capital Improvement Sewer
  Series 2001 A RB Wts.
  5.00%, 02/01/11(d)(e)                        AAA      Aaa      775         843,076
------------------------------------------------------------------------------------
  Unrefunded Capital Improvement Sewer Series
  2001 A RB Wts.
  5.00%, 02/01/41(b)                           AAA      Aaa      225         214,405
====================================================================================
                                                                           6,475,749
====================================================================================

ALASKA-0.24%

Alaska (State of) Housing Finance Corp.;
  Collateralized First Veterans' Home
  Mortgage Series 1992 A-2 RB
  6.75%, 12/01/24(c)                           AAA      Aaa    1,065       1,071,475
====================================================================================

AMERICAN SAMOA-0.31%

American Samoa (Territory of); Refunding
  Unlimited Tax Series 2000 GO
  6.00%, 09/01/08(b)                             A       --    1,280       1,408,141
====================================================================================

ARIZONA-1.45%

Arizona (State of) Tourism & Sports Authority
  (Multipurpose Stadium Facility); Tax Series
  2003 A RB
  5.00%, 07/01/25(b)                            --      Aaa    1,000         992,060
------------------------------------------------------------------------------------
  5.00%, 07/01/31(b)                            --      Aaa    1,000         985,150
------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Radisson City Center Project);
  Refunding Development Series 2002 RB
  6.50%, 12/01/09(f)                            --       --      365         361,368
------------------------------------------------------------------------------------
  6.70%, 12/01/10(f)                            --       --      390         385,741
------------------------------------------------------------------------------------
  6.70%, 12/01/11(f)                            --       --      415         410,091
------------------------------------------------------------------------------------

                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------

ARIZONA-(CONTINUED)

Pima (County of) Unified School District No.
  10; Unlimited Tax School Improvement Series
  1992 E GO
  6.50%, 07/01/05                               A+       A2    $3,100   $  3,379,868
====================================================================================
                                                                           6,514,278
====================================================================================

ARKANSAS-0.60%

Jefferson (County of) (Regional Medical
  Center Project); Refunding & Improvement
  Hospital Series 2001 RB
  5.85%, 06/01/26                                A       --      500         510,640
------------------------------------------------------------------------------------
University of Arkansas (Fayetteville Campus
  Facilities); University Series 2002 RB
  5.00%, 12/01/27(b)                            --      Aaa    1,155       1,121,690
------------------------------------------------------------------------------------
Van Buren (County of); Refunding &
  Construction Sales & Use Tax Series 2000 RB
  5.60%, 12/01/25(b)                            --      Aaa    1,000       1,050,720
====================================================================================
                                                                           2,683,050
====================================================================================

CALIFORNIA-2.15%

Abag Financing Authority for Non-Profit
  Corps. (Lincoln Glen Manor for Sr.
  Citizens); Series 2000 COP
  6.10%, 02/15/25                              BBB       --    1,000       1,052,470
------------------------------------------------------------------------------------
Abag Financing Authority for Non-Profit
  Corps. (Lytton Gardens Inc.); Series 1999
  COP
  6.00%, 02/15/19                              BBB       --    2,085       2,155,244
------------------------------------------------------------------------------------
Abag Financing Authority for Non-Profit
  Corps. (Old Fellows Home of California);
  Series 1999 COP
  6.00%, 08/15/24                              BBB       --    1,000       1,056,610
------------------------------------------------------------------------------------
California (State of) Department of Water
  Resources; Power Supply Series 2002 A RB
  5.38%, 05/01/22                              BBB+      A3    1,000         983,110
------------------------------------------------------------------------------------
California (State of) Educational Facilities
  Authority (Fresno Pacific University);
  Series 2000 A RB
  6.05%, 03/01/11                               --     Baa3    1,350       1,464,304
------------------------------------------------------------------------------------
Foothill/Eastern Corridor Agency (California
  Toll Road Project); Sr. Lien Series 1995 A
  RB
  6.00%, 01/01/10(d)(e)                        AAA      Aaa      400         459,396
------------------------------------------------------------------------------------
Los Angeles (County of); Series 2001 RB
  5.15%, 02/12/06 (Acquired 03/29/01; Cost
  $279,934)(f)(g)                               --       --      279         291,374
------------------------------------------------------------------------------------


                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------
CALIFORNIA-(CONTINUED)

Sacramento (City of) Cogeneration Authority
  (Proctor & Gamble Project); Series 1995 RB
  7.00%, 07/01/04                              BBB       --    $ 500    $    524,865
------------------------------------------------------------------------------------
Sacramento City Financing Authority
  (Convention Center Hotel); Sr. Series 1999
  A RB
  6.25%, 01/01/30(f)                            --       --      750         735,885
------------------------------------------------------------------------------------
Whittier (City of) Utility Authority; Water
  Series 2003 A RB
  5.00%, 06/01/33(b)                           AAA      Aaa    1,000         977,190
====================================================================================
                                                                           9,700,448
====================================================================================

COLORADO-3.75%

Aurora (City of); Public Improvement Series
  2000 COP
  5.50%, 12/01/30(b)                           AAA      Aaa    3,230       3,327,772
------------------------------------------------------------------------------------
Broomfield (City of); Refunding & Improvement
  Sales & Use Tax Series 2002 A RB
  5.00%, 12/01/31(b)                            --      Aaa    1,000         973,340
------------------------------------------------------------------------------------
Colorado (State of) E-470 Public Highway
  Authority; Sr. Series 2000 A RB
  5.75%, 09/01/35(b)                           AAA      Aaa    1,000       1,063,870
------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Johnson & Wales
  University Project); Series 2003 A RB
  5.00%, 04/01/20                              AAA      Aaa    1,705       1,727,046
------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Student
  Housing-University of Colorado Foundation
  Project); Series 2002 RB
  5.00%, 07/01/22(b)                           AAA      Aaa    1,000       1,002,090
------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Exempla Inc.); Series 2002 A RB
  5.50%, 01/01/23                               A-       A1    3,500       3,450,545
------------------------------------------------------------------------------------
  5.63%, 01/01/33                               A-       A1    2,000       1,970,180
------------------------------------------------------------------------------------
El Paso (County of) School District No. 2
  (Harrison); Unlimited Tax Series 2001 GO
  5.25%, 12/01/26(b)                            --      Aaa    1,435       1,447,398
------------------------------------------------------------------------------------
Meridian Metropolitan District; Refunding &
  Improvement Unlimited Tax Series 2001 B GO
  5.00%, 12/01/25                               AA       --    1,000         963,460
------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority;
  Sr. Series 2001 A RB
  5.25%, 06/15/41(b)                           AAA      Aaa    1,000         996,670
====================================================================================
                                                                          16,922,371
====================================================================================

                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE

------------------------------------------------------------------------------------

CONNECTICUT-5.10%

Brooklyn (City of); Unlimited Tax Series 1995
  GO
  5.50%, 05/01/05(d)(e)                        AAA      Aaa    $ 250    $    272,970
------------------------------------------------------------------------------------
  5.70%, 05/01/05(d)(e)                        AAA      Aaa      250         273,827
------------------------------------------------------------------------------------
Connecticut (State of) (Bradley International
  Airport); Special Obligation Parking Series
  2000 A RB
  6.60%, 07/01/24(b)(c)                          A       --    1,250       1,303,712
------------------------------------------------------------------------------------
Connecticut (State of) (Transportation
  Infrastructure); Special Obligation Tax
  Series 1991 B RB
  6.50%, 10/01/10                              AA-       A1      530         625,803
------------------------------------------------------------------------------------
  6.50%, 10/01/12                              AA-       A1    1,500       1,791,390
------------------------------------------------------------------------------------
Connecticut (State of) Area Cooperative
  Educational Services (Staff
  Development/Administration Facilities);
  Unlimited Tax Series 1999 GO
  5.63%, 07/15/19(b)                             A       --    1,060       1,096,973
------------------------------------------------------------------------------------
Connecticut (State of) Development Authority
  (Pfizer Inc. Project); Series 1982 PCR
  6.55%, 08/15/03                              AAA      Aaa      250         256,642
------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (Bridgeport Hospital);
  Series 1992 A RB
  6.63%, 07/01/18(b)                           AAA      Aaa      500         515,955
------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (Danbury Hospital);
  Series 1999 G RB
  5.63%, 07/01/25(b)                           AAA      Aaa      250         261,980
------------------------------------------------------------------------------------
  Unrefunded Series 1991 E RB
  6.50%, 07/01/14(b)                           AAA      Aaa      110         110,234
------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (Loomis Chaffee
  School); Series 2001 D RB
  5.25%, 07/01/31                               --       A2    1,500       1,497,735
------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (Stamford Hospital);
  Series 1996 F RB
  5.40%, 07/01/09(b)                           AAA      Aaa    1,000       1,089,310
------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (William W. Backus
  Hospital); Series 1997 D RB
  5.75%, 07/01/27(b)                           AAA      Aaa    1,000       1,044,640
------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (Windham Community
  Memorial Hospital); Series 1996 C RB
  5.75%, 07/01/11(b)                             A     Baa3      670         711,171
------------------------------------------------------------------------------------


                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------
CONNECTICUT-(CONTINUED)

Connecticut (State of) Housing Finance
  Authority (Group Home Mortgage); Special
  Obligation Series 2000 GH-5 RB
  5.85%, 06/15/30(b)                           AAA      Aaa    $ 500    $    520,565
------------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
  Authority (Housing Mortgage Finance
  Program);
  Series 1996 C-1 RB
  6.30%, 11/15/17                              AAA      Aaa    1,270       1,336,040
------------------------------------------------------------------------------------
  Series 1996 C-2 RB
  6.25%, 11/15/18                              AAA      Aaa      750         788,040
------------------------------------------------------------------------------------
  Series 1996 G RB
  6.00%, 11/15/27(c)                           AAA      Aaa    1,000       1,029,450
------------------------------------------------------------------------------------
  Series 1998 C RB
  5.50%, 11/15/35(c)                           AAA      Aaa    1,775       1,795,146
------------------------------------------------------------------------------------
  Series 1998 D-2 RB
  5.45%, 11/15/24(c)                           AAA      Aaa      215         218,019
------------------------------------------------------------------------------------
  Series 2001 A-1 RB
  5.25%, 11/15/28                              AAA      Aaa      550         550,451
------------------------------------------------------------------------------------
  Sub-Series 1996 E-1 RB
  5.95%, 05/15/17                              AAA      Aaa      500         520,105
------------------------------------------------------------------------------------
  Sub-Series 1997 C-2 RB
  5.85%, 11/15/28(c)                           AAA      Aaa      360         368,302
------------------------------------------------------------------------------------
  Sub-Series 1998 E-1 RB
  5.13%, 05/15/21                              AAA      Aaa      445         447,456
------------------------------------------------------------------------------------
  Sub-Series 2000 B-2 RB
  5.85%, 05/15/31(c)                           AAA      Aaa      770         784,884
------------------------------------------------------------------------------------
Manchester (City of) Eighth Utilities
  District; Unlimited Tax Series 1991 GO
  6.75%, 08/15/06                               --      Aa3      180         204,770
------------------------------------------------------------------------------------
Mansfield (City of); Unlimited Tax Series
  1990 GO
  6.00%, 06/15/07                               --      Aa3      100         113,039
------------------------------------------------------------------------------------
  6.00%, 06/15/08                               --      Aa3      100         114,396
------------------------------------------------------------------------------------
  6.00%, 06/15/09                               --      Aa3      100         115,140
------------------------------------------------------------------------------------
New Britain (City of); Unlimited Tax Series
  1992 GO
  6.00%, 02/01/11(b)                           AAA      Aaa      400         457,728
------------------------------------------------------------------------------------
North Canaan (City of); Unlimited Tax Series
  1991 GO
  6.50%, 01/15/08                               --       A3      125         143,861
------------------------------------------------------------------------------------
  6.50%, 01/15/09                               --       A3      125         145,322
------------------------------------------------------------------------------------
  6.50%, 01/15/10                               --       A3      125         145,994
------------------------------------------------------------------------------------
  6.50%, 01/15/11                               --       A3      125         147,145
------------------------------------------------------------------------------------
Somers (City of); Unlimited Tax Series 1990
  GO
  6.00%, 12/01/10                               --       A1      190         219,906
------------------------------------------------------------------------------------
University of Connecticut; Student Fee Series
  2000 A RB
  6.00%, 11/15/10(d)(e)                        NRR      NRR    1,325       1,546,407
------------------------------------------------------------------------------------

                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------

CONNECTICUT-(CONTINUED)

Westbrook (City of); Unlimited Tax Series
  1992 GO
  6.40%, 03/15/10(b)                           AAA      Aaa    $ 380    $    443,057
====================================================================================
                                                                          23,007,565
====================================================================================

DELAWARE-0.07%

Delaware (State of) Economic Development
  Authority (Osteopathic Hospital
  Association); Series 1993 A RB
  6.75%, 01/01/13(d)                           NRR      Aaa      250         300,727
====================================================================================

DISTRICT OF COLUMBIA-0.46%

District of Columbia (George Washington
  University); Series 2001 A RB
  5.13%, 09/15/31(b)                           AAA      Aaa    1,000         973,090
------------------------------------------------------------------------------------
District of Columbia (Gonzaga College High
  School); Series 1999 RB
  5.38%, 07/01/19(b)                           AAA      Aaa    1,055       1,092,147
====================================================================================
                                                                           2,065,237
====================================================================================

FLORIDA-2.24%

Crossings at Fleming Island Community
  Development District; Refunding Special
  Assessment Series 2000 B RB
  5.80%, 05/01/16(b)                           AAA      Aaa    1,000       1,106,750
------------------------------------------------------------------------------------
Escambia (County of) (Champion International
  Corp. Project); Series 1994 PCR
  6.90%, 08/01/22(c)                           BBB     Baa2    1,125       1,168,785
------------------------------------------------------------------------------------
Escambia (County of) Health Facilities
  Authority (Health Care Facility Loan-
  Veterans Hospital Project); Series 2000 RB
  5.95%, 07/01/20(b)                            --      Aaa    1,000       1,038,980
------------------------------------------------------------------------------------
Jacksonville (City of) Electric Authority;
  Water & Sewer Series 2000 A RB
  5.30%, 10/01/30                               A+      Aa3    1,000       1,009,850
------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (Ascension Health Credit Group);
  Series 2002 A RB
  5.25%, 11/15/32                               AA      Aa2    1,750       1,696,450
------------------------------------------------------------------------------------
Miami-Dade (County of) (Miami International
  Airport); Aviation Series 2000 B RB
  5.75%, 10/01/29(b)                           AAA      Aaa    2,000       2,115,560
------------------------------------------------------------------------------------
Orlando (City of) Utilities Commission;
  Refunding Water & Electric Series 2002 C RB
  5.00%, 10/01/27                              AA-      Aa2    1,000         987,500
------------------------------------------------------------------------------------
Sunrise (City of) Utility System; Refunding
  Series 1998 RB
  5.00%, 10/01/28(b)                           AAA      Aaa    1,000         994,270
====================================================================================
                                                                          10,118,145
====================================================================================


                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------

GEORGIA-0.44%

Athens-Clarke (County of) Unified Government
  Development Authority (Catholic Health
  East); Series 2002 RB
  5.50%, 11/15/32                                A       A2    $ 500    $    488,575
------------------------------------------------------------------------------------
Floyd (County of) Hospital Authority (Floyd
  Medical Center Project); Series 2002 RAC
  5.25%, 07/01/29(b)                            --      Aaa    1,510       1,507,795
====================================================================================
                                                                           1,996,370
====================================================================================

GUAM-0.03%

Guam (Territory of) Power Authority; Series
  1993 A RB
  5.25%, 10/01/23                              BB+       --      125         118,556
====================================================================================

ILLINOIS-7.24%

Bellwood (City of); Unlimited Tax Series 2002
  GO
  5.25%, 12/01/25(b)                            --      Aaa    1,000       1,003,580
------------------------------------------------------------------------------------
Chicago (City of);
  Project & Refunding Unlimited Tax Series
  2000 C GO
  5.50%, 01/01/40(b)                           AAA      Aaa    1,750       1,792,700
------------------------------------------------------------------------------------
  Project & Refunding Unlimited Tax Series
  2001 A GO
  5.25%, 01/01/33(b)                           AAA      Aaa    3,940       3,939,803
------------------------------------------------------------------------------------
  Special Transportation Series 2001 RB
  5.25%, 01/01/31(b)                           AAA      Aaa    1,000       1,000,620
------------------------------------------------------------------------------------
Chicago (City of) (Cottage View Terrace
  Apartments); FHA/GNMA Collateralized
  Multi-Family Housing Series 2000 A RB
  6.13%, 02/20/42(c)                           AAA       --    1,575       1,618,958
------------------------------------------------------------------------------------
Chicago (City of) Parks District; Unlimited
  Tax Series 2001 D GO
  5.00%, 01/01/29(b)                           AAA      Aaa    3,000       2,903,460
------------------------------------------------------------------------------------
Freeport (City of); Unlimited Tax Sewer
  Improvement Series 2000 GO
  6.00%, 12/01/29(b)                           AAA      Aaa    1,000       1,097,870
------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Adventist Health Systems
  Project); Series 1997 A RB
  6.00%, 11/15/11(b)                           AAA      Aaa    2,500       2,840,050
------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Evanston Northwestern Healthcare
  Corp.); VRD Series 2001 C RB
  0.85%, 05/01/31(h)                           A-1+  VMIG-1    5,700       5,700,000
------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Peoples Gas Light & Coke Co.);
  Refunding Gas Supply Series 2003 RB
  5.00%, 02/01/33(b)                           AAA      Aaa    1,500       1,444,065
------------------------------------------------------------------------------------

                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Educational Facilities
  Authority (Northwestern University);
  Adjustable Rate Medium Term Series 1997 RB
  5.25%, 11/01/14(e)                           AA+      Aa1    $1,000   $  1,077,420
------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Robert Morris College); Series
  2000 RB
  5.80%, 06/01/30(b)                            --      Aaa    1,000       1,078,140
------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Blessing Hospital); Series 1999
  A RB
  6.00%, 11/15/19(b)                           AAA      Aaa    1,000       1,106,490
------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Evangelical Hospital Corp.);
  Refunding
  Series 1992 A RB
  6.25%, 04/15/22(d)                           NRR      Aaa    1,000       1,139,710
------------------------------------------------------------------------------------
  Series 1992 C RB
  6.25%, 04/15/22(d)                           NRR      Aaa    1,150       1,310,666
------------------------------------------------------------------------------------
Metropolitan Pier & Exposition Authority
  (McCormick Place Expansion); Dedicated
  State Tax Series 2002 A RB
  5.25%, 06/15/42(b)                           AAA      Aaa    1,000         983,640
------------------------------------------------------------------------------------
  6.00%, 12/15/29(b)(i)                        AAA      Aaa    1,500         323,895
------------------------------------------------------------------------------------
  6.02%, 06/15/30(b)(i)                        AAA      Aaa    1,000         209,190
------------------------------------------------------------------------------------
Rockford (City of) School District No. 205;
  Unlimited Tax Series 2001 GO
  5.00%, 02/01/17(b)                            --      Aaa      500         523,525
------------------------------------------------------------------------------------
Tazewell (County of) Community High School
  District No. 303 (Pekin); Unlimited Tax
  Series 1996 GO
  5.63%, 01/01/14(b)                           AAA      Aaa    1,435       1,550,245
====================================================================================
                                                                          32,644,027
====================================================================================

INDIANA-2.93%

Carmel (City of) (Beverly Enterprises Inc.
  Project); Refunding Retirement Rental
  Housing Series 1992 RB
  8.75%, 12/01/08(f)                            --       --       75          77,316
------------------------------------------------------------------------------------
East Allen (City of) Multi-School Building
  Corp.; First Mortgage Series 2000 RB
  5.75%, 01/15/10(d)(e)                        AAA      Aaa      735         829,653
------------------------------------------------------------------------------------
Indiana (State of) Bond Bank; Series 2000 A
  RB
  5.90%, 02/01/14(b)                           AAA      Aaa    1,000       1,113,560
------------------------------------------------------------------------------------
Indiana (State of) Housing Finance Authority;
  Single Family Mortgage Series 1995 B-1 RB
  6.15%, 07/01/17                               --      Aaa       90          92,854
------------------------------------------------------------------------------------


                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Indiana (State of) Transportation Finance
  Authority; Highway
  Series 2000 RB
  5.38%, 12/01/25                               AA      Aa2    $2,000   $  2,049,060
------------------------------------------------------------------------------------
  Unrefunded Airport Facilities Lease Series
  1992 A RB
  6.25%, 11/01/16                               AA       A1      105         107,345
------------------------------------------------------------------------------------
Indianapolis (City of) (Lake Nora & Fox Club
  Project); Multifamily Series 1999 A RB
  5.90%, 10/01/19(b)                            --      Aaa    1,795       1,893,366
------------------------------------------------------------------------------------
Indianapolis (City of) Local Public
  Improvement Bond Bank; Waterworks Project
  Series 2002 A RB
  5.25%, 07/01/33(b)                           AAA      Aaa    1,000         999,950
------------------------------------------------------------------------------------
Indianapolis (City of) Thermal Energy System;
  Series 2001 A RB
  5.00%, 10/01/11(b)                           AAA      Aaa    1,500       1,614,240
------------------------------------------------------------------------------------
Lafayette (City of); Sewer Series 2002 RB
  5.15%, 07/01/24(b)                           AAA      Aaa    1,000         998,680
------------------------------------------------------------------------------------
Petersburg (City of) (Indiana Power &
  Lighting Project); Refunding Series 1991
  PCR
  5.75%, 08/01/21                              BB+     Baa2    2,500       2,394,675
------------------------------------------------------------------------------------
Wa-Nee Middle School Building Corp.;
  Unlimited Tax First Mortgage Series 2001 GO
  5.50%, 01/15/20(b)                           AAA      Aaa    1,000       1,045,080
====================================================================================
                                                                          13,215,779
====================================================================================

KANSAS-0.31%

Newton (City of) (Newton Healthcare Corp.);
  Hospital Series 1994 A RB
  7.38%, 11/15/04(d)(e)                        NRR      NRR      250         274,260
------------------------------------------------------------------------------------
Overland Park (City of) Development Corp.
  (First Tier-Overland Park Project); Series
  2001 A RB
  7.38%, 01/01/32(f)                            --       --    1,135       1,140,675
====================================================================================
                                                                           1,414,935
====================================================================================

KENTUCKY-1.04%

Jefferson (County of) (Beverly Enterprises
  Project); Refunding Health Facilities
  Series 1999 RB
  5.88%, 05/01/08(f)                            --       --      595         586,938
------------------------------------------------------------------------------------
Mount Sterling (City of) (Kentucky League
  Cities); Lease Funding Series 1993 A RB
  6.15%, 03/01/13                               --      Aa3    3,000       3,106,500
------------------------------------------------------------------------------------
Russell (City of) (Bon Secours- St. Francis
  Medical Center Inc.); Series 2002 A RB
  5.63%, 11/15/30                               A-       A3    1,000         974,730
====================================================================================
                                                                           4,668,168
====================================================================================

                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE

------------------------------------------------------------------------------------

LOUISIANA-6.88%

Lafayette (City of); Public Improvement Sales
  Tax Series 2000 A RB
  5.50%, 03/01/23(b)                           AAA      Aaa    $1,360   $  1,423,294
------------------------------------------------------------------------------------
Lafayette (City of) Public Power Authority;
  Refunding Electric Series 2003 A RB
  5.00%, 11/01/05(b)                           AAA      Aaa    1,500       1,611,345
------------------------------------------------------------------------------------
Louisiana (State of) Local Government
  Environmental Facilities & Community
  Development Authority;
  Capital Projects & Equipment Acquisitions
  Series 2000 RB
  6.55%, 09/01/25(b)                             A       --    6,040       6,473,974
------------------------------------------------------------------------------------
  Capital Projects & Equipment Acquisitions
  Series 2000 A RB
  6.30%, 07/01/30(b)                           AAA      Aaa    3,000       3,494,310
------------------------------------------------------------------------------------
Louisiana (State of) Local Government
  Environmental Facilities & Community
  Development Authority (BRCC Facilities
  Corp. Project); Series 2002 RB
  5.00%, 12/01/26(b)                           AAA      Aaa    1,000         978,370
------------------------------------------------------------------------------------
  5.00%, 12/01/32(b)                           AAA      Aaa    2,000       1,937,080
------------------------------------------------------------------------------------
Louisiana (State of) Local Government
  Environmental Facilities & Community
  Development Authority (Parking Facilities
  Corp. Garage Project); Series 2001 A RB
  5.20%, 10/01/20(b)                           AAA      Aaa    1,000       1,021,930
------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
  Authority (Ochsner Clinic Foundation
  Project); Series 2002 B RB
  5.50%, 05/15/32                               --       A3    3,250       3,140,475
------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
  Authority (Tulane University);
  Series 1996 RB
  6.00%, 10/01/16(b)                           AAA      Aaa    2,500       2,788,125
------------------------------------------------------------------------------------
  Series 2002 A RB
  5.13%, 07/01/27(b)                           AAA      Aaa    2,100       2,084,166
------------------------------------------------------------------------------------
  Series 2002 D RB
  5.00%, 02/15/26(b)                           AAA      Aaa      500         489,410
------------------------------------------------------------------------------------
Ouachita (Parish of) Hospital Service
  District No. 1 (Glenwood Regional Medical
  Center); Refunding Series 1996 RB
  5.70%, 05/15/16(b)                           AAA      Aaa    1,000       1,083,930
------------------------------------------------------------------------------------
St. John Baptist (Parish of) Sales Tax
  District; Series 1987 RB
  7.60%, 01/01/08(d)                           NRR      NRR      500         599,845
------------------------------------------------------------------------------------
  7.60%, 01/01/09(d)                           NRR      NRR      500         607,350
------------------------------------------------------------------------------------


                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------
LOUISIANA-(CONTINUED)

Tangipahoa (Parish of) Hospital Service
  District No. 1 (North Oaks Medical Center
  Project); Refunding Hospital Series 2003 A
  RB
  5.00%, 02/01/25                                A       --    $1,500   $  1,355,550
------------------------------------------------------------------------------------
  5.00%, 02/01/30                                A       --    1,000         902,040
------------------------------------------------------------------------------------
West Feliciana (Parish of) (Gulf States
  Utilities); Series 1992 A PCR
  7.50%, 05/01/15                              BB+       --    1,000       1,031,350
====================================================================================
                                                                          31,022,544
====================================================================================

MAINE-0.35%

Maine (State of) Housing Authority; Mortgage
  Series 1999 E-1 RB
  5.85%, 11/15/20                              AA+      Aa1    1,500       1,556,400
====================================================================================

MARYLAND-0.58%

Maryland (State of) Health & Higher
  Educational Facilities Authority
  (University of Maryland Medical System);
  Series 2001 RB
  5.25%, 07/01/28                                A     Baa1    1,000         974,190
------------------------------------------------------------------------------------
  5.25%, 07/01/34                                A     Baa1    1,750       1,660,365
====================================================================================
                                                                           2,634,555
====================================================================================

MASSACHUSETTS-1.16%

Massachusetts (State of) Health & Educational
  Facilities Authority (Winchester Hospital);
  Series 1994 D RB
  5.80%, 07/01/09(b)                           AAA       --    1,000       1,053,180
------------------------------------------------------------------------------------
Massachusetts (State of) Housing Finance
  Agency; Single Family Housing Series 1994
  RB
  6.60%, 12/01/26(c)                            AA      Aa3    1,020       1,048,876
------------------------------------------------------------------------------------
Massachusetts (State of) Water Resources
  Authority;
  Series 2002 B RB
  5.13%, 08/01/27(b)                           AAA      Aaa    2,000       1,993,140
------------------------------------------------------------------------------------
  Series 2002 J RB
  5.00%, 08/01/42                               AA      Aa3    1,200       1,144,692
====================================================================================
                                                                           5,239,888
====================================================================================

MICHIGAN-6.71%

Almont (City of) Community Schools; Refunding
  Unlimited Tax School Building & Site Series
  2002 GO
  5.00%, 05/01/27                              AAA      Aaa    1,000         984,890
------------------------------------------------------------------------------------
Anchor Bay School District; Refunding
  Unlimited Tax Series 2001 GO
  5.00%, 05/01/29                              AAA      Aaa    1,000         980,060
------------------------------------------------------------------------------------
Bullock Creek School District; Unlimited Tax
  Series 2000 GO
  5.50%, 05/01/22                              AAA      Aaa    1,000       1,036,320
------------------------------------------------------------------------------------

                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE

------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Chippewa Valley Schools; Refunding Unlimited
  Tax Series 2002 GO
  5.13%, 05/01/27                              AAA      Aaa    $1,000   $  1,000,970
------------------------------------------------------------------------------------
Detroit (City of) School District; Unlimited
  Tax Series 2001 A GO
  5.13%, 05/01/31(b)                           AAA      Aaa    1,000         990,420
------------------------------------------------------------------------------------
Detroit (City of) Water Supply System;
  Prerefunded Sr. Lien Series 2001 A RB
  5.25%, 07/01/11(d)(e)                        AAA      Aaa    1,655       1,822,238
------------------------------------------------------------------------------------
  Sr. Lien Series 2001 A RB
  5.00%, 07/01/30(b)                           AAA      Aaa    6,000       5,835,420
------------------------------------------------------------------------------------
  Unrefunded Sr. Lien Series 2001 A RB
  5.25%, 07/01/33(b)                           AAA      Aaa    1,845       1,856,771
------------------------------------------------------------------------------------
Grand Rapids (City of) Building Authority;
  Series 2002 A RB
  5.00%, 10/01/22(b)                           AAA      Aaa    1,660       1,670,807
------------------------------------------------------------------------------------
Lake Orion Community School District;
  Refunding Unlimited Tax Series 1994 GO
  7.00%, 05/01/05(d)(e)                        AAA      Aaa    2,500       2,769,525
------------------------------------------------------------------------------------
Lincoln Park (City of) School District;
  Unlimited Tax Series 1996 GO
  6.00%, 05/01/06(d)(e)                        AAA      Aaa    1,210       1,352,199
------------------------------------------------------------------------------------
Melvindale-Northern Allen Park School
  District; Limited Tax Building & Site
  Series 2003 GO
  5.00%, 05/01/28(b)                           AAA      Aaa    1,500       1,466,565
------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority
  (Drinking Water Revolving Fund); Series
  2000 RB
  5.50%, 10/01/10(d)(e)                        AAA      Aaa    1,000       1,133,380
------------------------------------------------------------------------------------
Michigan (State of) Public Water Agency
  (Combustion Turbine No. 1); Series 2001 A
  RB
  5.25%, 01/01/24(b)                           AAA      Aaa    2,500       2,552,675
------------------------------------------------------------------------------------
Ypsilanti (City of) School District;
  Refunding Unlimited Tax Series 1996 GO
  5.75%, 05/01/07(d)(e)                        AAA      Aaa    4,275       4,784,024
====================================================================================
                                                                          30,236,264
====================================================================================

MINNESOTA-0.43%

Minneapolis (City of); Unlimited Tax Parking
  Ramp Series 2000 A GO
  5.90%, 12/01/20                              AAA      Aa1    1,000       1,098,870
------------------------------------------------------------------------------------
Minneapolis & St. Paul (Cities of)
  Metropolitan Airports Commission (Northwest
  Airlines Inc.); Special Facilities Series
  2001 A RB
  7.00%, 04/01/25(c)(f)                         --       --    1,000         839,200
====================================================================================
                                                                           1,938,070
====================================================================================


                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------

MISSISSIPPI-1.32%

Mississippi (State of); Refunding Unlimited
  Tax Series 2003 A GO
  5.25%, 11/01/17                               AA      Aa3    $ 250    $    269,265
------------------------------------------------------------------------------------
  5.25%, 11/01/19                               AA      Aa3      500         532,130
------------------------------------------------------------------------------------
Mississippi (State of) Higher Education
  Assistance Corp.; Sub-Series 1994 C RB
  7.50%, 09/01/09(c)                            --       A2    5,000       5,129,700
====================================================================================
                                                                           5,931,095
====================================================================================

MISSOURI-0.89%

Kansas City Industrial Development Authority
  (General Motors Corp. Project); Series 1984
  PCR
  6.05%, 04/01/06                              BBB     Baa1      170         170,343
------------------------------------------------------------------------------------
Missouri (State of) Environmental Improvement
  & Energy Resources Authority (State
  Revolving Fund);
  Prerefunded Water Series 1995 C PCR
  5.85%, 01/01/05(d)(e)                        NRR      Aaa      730         783,487
------------------------------------------------------------------------------------
  Unrefunded Water Series 1995 C PCR
  5.85%, 01/01/10                               --      Aaa      270         286,683
------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Washington University
  Project); Educational Facilities Series
  2001 A RB
  5.13%, 06/15/41                              AA+      Aa1    2,750       2,754,235
====================================================================================
                                                                           3,994,748
====================================================================================

NEBRASKA-0.23%

Omaha (City of) Public Power District;
  Electric Series 2002 A RB
  5.20%, 02/01/22                               AA      Aa2    1,000       1,016,500
====================================================================================

NEVADA-3.35%

Boulder (City of) (Boulder City Hospital Inc.
  Project); Refunding Hospital Series 1998 RB
  5.85%, 01/01/22(f)                            --       --      500         421,380
------------------------------------------------------------------------------------
Clark (County of); Airport Lien Sub-Series
  2001 B RB
  5.25%, 07/01/34(b)                           AAA      Aaa    3,000       2,986,200
------------------------------------------------------------------------------------
Clark (County of) (Nevada Power Co. Project);
  Refunding Series 1992 C IDR
  7.20%, 10/01/22                               BB      Ba2    1,500       1,509,225
------------------------------------------------------------------------------------
Clark (County of) Bond Bank; Limited Tax
  Series 2001 GO
  5.00%, 06/01/31(b)                           AAA      Aaa    5,000       4,860,600
------------------------------------------------------------------------------------
Humboldt (County of) (Sierra Pacific
  Project); Refunding Series 1987 PCR
  6.55%, 10/01/13(b)                           AAA      Aaa    3,000       3,096,360
------------------------------------------------------------------------------------

                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------

NEVADA-(CONTINUED)

Reno (City of) Redevelopment Agency;
  Refunding Sub-Series 1995 A TAN
  6.00%, 06/01/10                               --     Baa3    $1,185   $  1,232,175
------------------------------------------------------------------------------------
Truckee Meadows Water Authority; Water Series
  2001 A RB
  5.13%, 07/01/30(b)                           AAA      Aaa    1,000         990,580
====================================================================================
                                                                          15,096,520
====================================================================================

NEW JERSEY-2.44%

New Jersey (State of) Economic Development
  Authority (Continental Airlines, Inc.
  Project);
  Special Facility Series 1999 RB
  6.25%, 09/15/29(c)                             B     Caa2    4,750       3,997,838
------------------------------------------------------------------------------------
  6.40%, 09/15/23(c)                             B     Caa2    1,000         862,500
------------------------------------------------------------------------------------
  Special Facility Series 2000 RB
  7.00%, 11/15/30(c)                             B     Caa2    4,000       3,416,320
------------------------------------------------------------------------------------
New Jersey (State of) Health Care Facilities
  Financing Authority (Raritan Bay Medical
  Center); Series 1994 RB
  7.25%, 07/01/27(f)                            --       --      250         258,948
------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp.;
  Asset-Backed Series 2002 RB
  5.75%, 06/01/32                               A-     Baa2    2,000       1,687,480
------------------------------------------------------------------------------------
  6.13%, 06/01/42                               A-     Baa2    1,000         794,140
====================================================================================
                                                                          11,017,226
====================================================================================

NEW MEXICO-1.09%

Las Cruces (City of) South Central Solid
  Waste Authority; Environmental Services
  Series 1995 RB
  5.65%, 06/01/09                               --       A3      575         599,921
------------------------------------------------------------------------------------
Los Alamos (County of) Incorporated Utility
  System; Refunding Series 1994 A RB
  6.00%, 07/01/15(b)                           AAA      Aaa    2,000       2,112,740
------------------------------------------------------------------------------------
Santa Fe (City of); Series 1994 RB
  6.25%, 06/01/04(d)(e)                        AAA      Aaa    2,100       2,190,909
====================================================================================
                                                                           4,903,570
====================================================================================

NEW YORK-3.55%

Metropolitan Transportation Authority;
  Dedicated Tax Fund Series 2000 A RB
  5.88%, 04/01/10(d)(e)                        AAA      Aaa    1,500       1,714,590
------------------------------------------------------------------------------------
  Refunding Series 2002 A RB
  5.13%, 01/01/29                              AA-       A3    1,000         967,540
------------------------------------------------------------------------------------


                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------
NEW YORK-(CONTINUED)

New York (City of);
  Prerefunded Unlimited Tax Series 1994 B1 GO
  7.38%, 08/15/04(d)(e)                        NRR      Aaa   $  500    $    537,460
------------------------------------------------------------------------------------
  Prerefunded Unlimited Tax Series 1996 A GO
  6.25%, 08/01/06(d)(e)                        NRR      NRR    2,540       2,893,162
------------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Series 1991 B GO
  7.00%, 02/01/18(b)                           AAA      Aaa       40          40,377
------------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Series 1996 A GO
  6.25%, 08/01/17                                A       A2      495         545,955
------------------------------------------------------------------------------------
New York (City of) Municipal Water Finance
  Authority;
  Water & Sewer System Series 1996 A RB
  5.50%, 06/15/24(b)                           AAA      Aaa    1,000       1,051,540
------------------------------------------------------------------------------------
  Water & Sewer System Series 1997 B RB
  5.75%, 06/15/29                               AA      Aa2    3,850       4,133,129
------------------------------------------------------------------------------------
  Water & Sewer System Series 2003 E RB
  5.00%, 06/15/38                               AA      Aa2    2,000       1,904,940
------------------------------------------------------------------------------------
New York (State of) Dormitory Authority
  (State University Educational Facilities);
  Series 1995 A RB
  6.50%, 05/15/06                              AA-       A3    1,000       1,114,640
------------------------------------------------------------------------------------
New York (State of) Environmental Facilities
  Corp. (State Water Revolving Project);
  Unrefunded Series 1991 E PCR
  6.88%, 06/15/10                              AAA      Aaa    1,100       1,101,947
====================================================================================
                                                                          16,005,280
====================================================================================

NORTH CAROLINA-1.27%

North Carolina (State of) Eastern Municipal
  Power Agency; Power System Series 1993 A RB
  6.13%, 01/01/10(d)                           AAA      Aaa    1,500       1,724,145
------------------------------------------------------------------------------------
North Carolina (State of) Housing Finance
  Agency; Single Family Series 1996 II RB
  6.20%, 03/01/16                               AA      Aa2      400         417,588
------------------------------------------------------------------------------------
North Carolina (State of) Municipal Power
  Agency (No. 1 Catawba Electric Project);
  Refunded Series 1990 RB
  6.50%, 01/01/10(d)                           AAA      Aaa      260         303,888
------------------------------------------------------------------------------------
  Refunding Series 1992 RB
  7.25%, 01/01/07                              BBB+    Baa1    2,890       3,256,741
====================================================================================
                                                                           5,702,362
====================================================================================

                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE

------------------------------------------------------------------------------------

OHIO-2.19%

Cuyahoga (County of); Refunding Series 2003 A
  RB
  5.50%, 01/01/29                                A       A1   $1,000    $  1,000,700
------------------------------------------------------------------------------------
Fairfield (City of) School District;
  Unlimited Tax Series 1995 GO
  6.10%, 12/01/05(d)(e)                        AAA      Aaa    1,000       1,107,480
------------------------------------------------------------------------------------
Findlay (City of); Limited Tax Series 1996 GO
  5.88%, 07/01/17                              AA-      Aa3    1,000       1,100,390
------------------------------------------------------------------------------------
Montgomery (County of) (Grandview Hospital &
  Medical Center); Refunding Hospital Series
  1997 RB
  5.50%, 12/01/09(d)(e)                        NRR      NRR    1,000       1,122,520
------------------------------------------------------------------------------------
Ohio (State of) Department of Transportation
  (Panhandle Rail Line Project); Series 1992
  COP
  6.50%, 04/15/12(b)                           AAA      Aaa    1,035       1,049,976
------------------------------------------------------------------------------------
Stark (County of) Lake Local School District;
  Unlimited Tax Series 2000 GO
  5.75%, 12/01/26(b)                           AAA      Aaa    2,500       2,676,825
------------------------------------------------------------------------------------
University of Cincinnati; Series 2002 F RB
  5.00%, 06/01/22                              AA-      Aa3      820         816,974
------------------------------------------------------------------------------------
  5.00%, 06/01/23                              AA-      Aa3    1,000         990,010
====================================================================================
                                                                           9,864,875
====================================================================================

OKLAHOMA-1.93%

Mustang (City of) Improvement Authority;
  Utility Series 1999 RB
  5.70%, 10/01/19(b)                            --      Aaa    1,500       1,620,240
------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority (St. John Health System);
  Refunding Series 1999 RB
  5.75%, 02/15/18                               AA      Aa3      675         712,496
------------------------------------------------------------------------------------
  5.75%, 02/15/25                               AA      Aa3    1,750       1,835,208
------------------------------------------------------------------------------------
Oklahoma (State of) Water Resource Board;
  State Loan Program Series 2003 A RB
  5.00%, 10/01/22                              AA+       --    1,000         985,390
------------------------------------------------------------------------------------
Tulsa (City of) Industrial Authority (St.
  John's Medical Center Project); Hospital
  Series 1994 RB
  6.25%, 02/15/06(d)(e)                        NRR      NRR    2,000       2,212,140
------------------------------------------------------------------------------------
Tulsa (City of) Public Facilities Authority;
  Capital Improvement Series 1988 B RB
  6.00%, 03/01/08                               A+       --    1,305       1,329,195
====================================================================================
                                                                           8,694,669
====================================================================================

OREGON-0.74%

Cow Creek Band Umpqua Tribe of Indians;
  Series 1998 B RB
  5.10%, 07/01/12 (Acquired 08/18/98; Cost
  $997,470)(b)(g)                              AAA      Aaa    1,000       1,030,870
------------------------------------------------------------------------------------


                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------
OREGON-(CONTINUED)

Portland (City of) Sewer System; Series 1994
  A RB
  6.20%, 06/01/04(d)(e)                        AAA      NRR   $1,200    $  1,263,360
------------------------------------------------------------------------------------
  6.25%, 06/01/04(d)(e)                        AAA      NRR    1,000       1,053,210
====================================================================================
                                                                           3,347,440
====================================================================================

PENNSYLVANIA-2.79%

Allegheny (County of) Higher Education
  Building Authority (Carnegie Mellon
  University); Series 2002 RB
  5.25%, 03/01/32                              AA-       --    1,500       1,508,160
------------------------------------------------------------------------------------
Allegheny (County of) Port Authority; Special
  Transportation Series 1999 RB
  6.13%, 03/01/09(d)(e)                        AAA      Aaa    1,000       1,161,550
------------------------------------------------------------------------------------
Benton (City of) Area School District;
  Unlimited Tax Series 2002 B GO
  5.13%, 06/01/31(b)                            --      Aaa    1,000         996,250
------------------------------------------------------------------------------------
Chester (County of) Industrial Development
  Authority (Westtown School Project);
  Educational Facilities Series 2002 RB
  5.00%, 01/01/31(b)                           AAA      Aaa    1,000         978,050
------------------------------------------------------------------------------------
Clarion (County of) Industrial Development
  Authority (Beverly Enterprises Inc.
  Project); Refunding Series 2001 RB
  7.38%, 12/01/08(f)                            --       --    1,450       1,461,499
------------------------------------------------------------------------------------
Montgomery (County of) Industrial Development
  Authority (Pennsburg Nursing &
  Rehabilitation Center); Series 1993 RB
  7.63%, 03/31/04(d)(e)                        NRR      Aaa      100         107,108
------------------------------------------------------------------------------------
Pennsylvania (State of); Unlimited Tax Third
  Series 1994 GO
  6.75%, 11/15/04(d)(e)                        AAA      Aaa    1,250       1,360,363
------------------------------------------------------------------------------------
Pennsylvania (State of) Economic Development
  Financing Authority (Colver Project);
  Resource Recovery Series 1994 D RB
  7.05%, 12/01/10(c)                           BBB-      --    2,900       3,005,763
------------------------------------------------------------------------------------
Pennsylvania (State of) Public School
  Building Authority (Lehigh Career &
  Technical Institution); Series 2001 RB
  5.00%, 10/01/26(b)                            --      Aaa    1,000         987,770
------------------------------------------------------------------------------------
Spring-Ford Area School District; Unlimited
  Tax Series 2002 GO
  5.00%, 04/01/23(b)                            --      Aaa    1,025       1,028,506
====================================================================================
                                                                          12,595,019
====================================================================================

                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE

------------------------------------------------------------------------------------

PUERTO RICO-0.50%

Children's Trust Fund;
  Asset-Backed Tobacco Settlement Series 2000
  RB
  5.38%, 05/15/33                               A-     Baa2   $  500    $    429,200
------------------------------------------------------------------------------------
  Tobacco Settlement Series 2000 RB
  6.00%, 07/01/10(d)(e)                        AAA      NRR    1,000       1,148,840
------------------------------------------------------------------------------------
Puerto Rico (Commonwealth of); Unlimited Tax
  Public Improvement Series 2000 GO
  6.00%, 07/01/29                               A-     Baa1      500         548,660
------------------------------------------------------------------------------------
Puerto Rico (Commonwealth of) Highway &
  Transportation Authority; Transportation
  Series 2000 B RB
  6.00%, 07/01/10(d)(e)                        NRR      NRR      100         116,002
====================================================================================
                                                                           2,242,702
====================================================================================

RHODE ISLAND-0.68%

Tobacco Settlement Financing Corp.;
  Asset-Backed Series 2002 A RB
  6.00%, 06/01/23                               A-     Baa2    3,500       3,043,215
====================================================================================

SOUTH CAROLINA-1.62%

Piedmont Municipal Power Agency; Refunding
  Electric Series 1986 A RB
  5.75%, 01/01/24                              BBB-    Baa3    1,150       1,108,497
------------------------------------------------------------------------------------
South Carolina (State of) Jobs Economic
  Development Authority (Bon Secours-St.
  Francis Medical Center Inc.); Economic
  Development Series 2002 A RB
  5.50%, 11/15/23                               A-       A3    1,000         989,070
------------------------------------------------------------------------------------
South Carolina (State of) Jobs Economic
  Development Authority (Palmetto Health
  Alliance); Hospital Facilities Improvement
  Series 2000 A RB
  7.13%, 12/15/15                              BBB     Baa2    1,000       1,094,660
------------------------------------------------------------------------------------
South Carolina (State of) Jobs Economic
  Development Authority (South Carolina
  Electric & Gas Co. Project); Series 2002 A
  IDR
  5.20%, 11/01/27(b)                           AAA      Aaa    1,000       1,011,620
------------------------------------------------------------------------------------
South Carolina (State of) Public Service
  Authority; Series 2002 B RB
  5.13%, 01/01/32(b)                           AAA      Aaa    1,250       1,247,150
------------------------------------------------------------------------------------
South Carolina (State of) Transportation
  Infrastructure Bank; Series 2001 A RB
  5.00%, 10/01/29(b)                            --      Aaa    1,000         988,420
------------------------------------------------------------------------------------
Tobacco Settlement Revenue Management
  Authority; Tobacco Settlement Series 2001 B
  RB
  6.38%, 05/15/28                               A-     Baa2    1,000         862,080
====================================================================================
                                                                           7,301,497
====================================================================================


                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------

SOUTH DAKOTA-0.48%

Aberdeen (City of) School District No. 6-1;
  Unlimited Tax Series 2000 GO
  5.45%, 01/01/26(b)                           AAA      Aaa   $2,000    $  2,055,040
------------------------------------------------------------------------------------
South Dakota (State of) Health & Educational
  Facilities Authority (Huron Regional
  Medical Center); Series 1994 RB
  7.25%, 04/01/20                              BBB       --      100         102,770
====================================================================================
                                                                           2,157,810
====================================================================================

TENNESSEE-1.23%

Franklin (City of) Industrial Development
  Board (Landings Apartment Project);
  Refunding Multifamily Housing Series 1996 A
  RB
  5.75%, 04/01/10(b)                           AAA      Aaa      735         782,341
------------------------------------------------------------------------------------
Putnam (County of); Refunding Unlimited Tax
  Series 2001 GO
  5.25%, 04/01/17(b)                            --      Aaa    2,500       2,692,250
------------------------------------------------------------------------------------
Robertson & Somner (Counties of) White House
  Utility District; Water & Sewer Series 2000
  RB
  6.00%, 01/01/10(d)(e)                        NRR      Aaa    1,000       1,142,310
------------------------------------------------------------------------------------
Shelby (County of) Health Educational &
  Housing Facilities Board (Kirby Pines
  Retirement Community); Health Care
  Facilities Series 1997 A RB
  6.25%, 11/15/16(f)                            --       --    1,000         938,790
====================================================================================
                                                                           5,555,691
====================================================================================

TEXAS-21.33%

Allen (City of) Independent School District;
  Refunding Unlimited Tax Series 2000 GO
  (CEP-Texas Permanent School Fund)
  5.95%, 02/15/25                              AAA      Aaa    1,600       1,715,936
------------------------------------------------------------------------------------
Arlington (City of) Independent School
  District;
  Prerefunded Unlimited Tax Series 1995 GO
  (CEP-Texas Permanent School Fund)
  5.75%, 02/15/05(d)(e)                        NRR      Aaa      705         752,524
------------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Series 1995 GO
  (CEP-Texas Permanent School Fund)
  5.75%, 02/15/21                               --      Aaa      295         309,464
------------------------------------------------------------------------------------
Austin (City of); Refunding Hotel Occupancy
  Tax Sub. Lien Series 1999 RB
  5.80%, 11/15/29(b)                           AAA      Aaa    1,000       1,072,590
------------------------------------------------------------------------------------

                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Austin (City of) Community College District;
  Refunding Combined Fee Series 1995 RB
  6.10%, 02/01/05(d)(e)                        AAA      Aaa   $1,115    $  1,194,009
------------------------------------------------------------------------------------
Bellville (City of) Independent School
  District;
  Prerefunded Unlimited Tax Series 1995 GO
  (CEP-Texas Permanent School Fund)
  6.13%, 02/01/06(d)(e)                        NRR      Aaa      535         589,281
------------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Series 1995 GO
  (CEP-Texas Permanent School Fund)
  6.13%, 02/01/20                               --      Aaa      295         318,644
------------------------------------------------------------------------------------
Bexar (County of) Housing Finance Corp.
  (Dymaxion & Monarch Park Apartments);
  Multifamily Housing Series 2000 A RB
  6.10%, 08/01/30(b)                            --      Aaa    1,000       1,039,220
------------------------------------------------------------------------------------
Bexar (County of) Metropolitan Water
  District; Lease Purchase Series 2001 RB
  5.53%, 07/20/06 (Acquired 07/27/01; Cost
  $527,043)(f)(g)                               --       --      522         545,887
------------------------------------------------------------------------------------
Brazos (County of) Health Facilities
  Development Corp. (Franciscan Services
  Corp. Obligated Group); Series 1997 A RB
  5.38%, 01/01/22(b)                           AAA      Aaa    1,250       1,275,575
------------------------------------------------------------------------------------
Carroll (City of) Independent School
  District; Refunding Unlimited Tax Series
  2001 GO (CEP-Texas Permanent School Fund)
  5.25%, 02/15/33                              AAA      Aaa    1,350       1,359,153
------------------------------------------------------------------------------------
Carrollton (City of); Limited Tax Series 1996
  GO
  5.75%, 08/15/06(d)(e)                        NRR      NRR    1,000       1,110,260
------------------------------------------------------------------------------------
Cisco (City of) Jr. College District;
  Refunding Consolidated Series 2002 RB
  5.25%, 07/01/26(b)                            --      Aaa    1,000       1,008,440
------------------------------------------------------------------------------------
Cleveland (City of) Independent School
  District; Unlimited Tax Series 2001 GO
  (CEP-Texas Permanent School Fund)
  5.13%, 02/01/31                              AAA      Aaa    2,000       1,995,600
------------------------------------------------------------------------------------


                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Comal (County of) Independent School
  District;
  Refunding Unlimited Tax School Building
  Series 2001 GO (CEP-Texas Permanent School
  Fund)
  5.25%, 02/01/28                               --      Aaa   $1,000    $  1,008,000
------------------------------------------------------------------------------------
  Refunding Unlimited Tax Series 1999 GO
  (CEP-Texas Permanent School Fund)
  5.75%, 08/01/28                               --      Aaa    1,000       1,075,290
------------------------------------------------------------------------------------
  Refunding Unlimited Tax Series 2002 GO
  (CEP-Texas Permanent School Fund)
  5.00%, 02/01/28                               --      Aaa    1,500       1,454,670
------------------------------------------------------------------------------------
DeSoto (City of) Independent School District;
  Refunding Unlimited Tax Series 1998 GO
  (CEP-Texas Permanent School Fund)
  5.13%, 08/15/17                              AAA       --    1,000       1,001,400
------------------------------------------------------------------------------------
Georgetown (City of) Utility System; Series
  1995 A RB
  6.20%, 08/15/05(d)(e)                        AAA      Aaa    1,500       1,645,665
------------------------------------------------------------------------------------
Grapevine (City of); Limited Tax Series 2000
  GO Ctfs.
  5.88%, 08/15/26(b)                           AAA      Aaa    1,610       1,727,063
------------------------------------------------------------------------------------
Harris (County of); Refunding Limited Tax
  Series 2002 GO
  5.13%, 08/15/31                              AA+      Aa1    1,000         978,870
------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Memorial Hermann Health
  Care Project); Hospital Series 2001 A RB
  6.38%, 06/01/29                                A       A2      750         783,585
------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (St. Luke's Episcopal
  Hospital Project);
  Series 2001 A RB
  5.38%, 02/15/26                              AA-       --    1,000         989,040
------------------------------------------------------------------------------------
  Series 2002 RB
  5.13%, 02/15/32                              AA-       --    1,000         946,300
------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Texas Childrens'
  Hospital Project); Hospital Series 1999 A
  RB
  5.25%, 10/01/29                               AA      Aa2    2,000       1,985,780
------------------------------------------------------------------------------------
Harris (County of) Houston Sports Authority;
  Refunding Jr. Lien Series 2001 B RB
  5.25%, 11/15/40(b)                           AAA      Aaa    3,000       2,956,260
------------------------------------------------------------------------------------
Harris (County of) Mental Health & Mental
  Retardation Authority; Refunding Series
  1992 RB
  6.25%, 09/15/10(b)                           AAA      Aaa    4,500       4,522,005
------------------------------------------------------------------------------------
Houston (City of) Airport System; Sub. Lien
  Series 2000 B RB
  5.50%, 07/01/30(b)                           AAA      Aaa    1,000       1,028,840
------------------------------------------------------------------------------------

                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Houston (City of) Water & Sewer System; Jr.
  Lien Series 1997 C RB
  5.38%, 12/01/27(b)                           AAA      Aaa   $2,495    $  2,546,347
------------------------------------------------------------------------------------
Hurst-Euless-Bedford Independent School
  District;
  Prerefunded Unlimited Tax Series 1994 GO
  (CEP-Texas Permanent School Fund)
  6.50%, 08/15/04(d)(e)                        AAA      Aaa      640         676,243
------------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Series 1994 GO
  (CEP-Texas Permanent School Fund)
  6.50%, 08/15/24                              AAA      Aaa      360         376,999
------------------------------------------------------------------------------------
Katy (City of) Independent School District;
  Limited Tax Series 1999 GO (CEP- Texas
  Permanent School Fund)
  6.13%, 02/15/32                              AAA      Aaa    1,500       1,642,650
------------------------------------------------------------------------------------
  Unlimited Tax Series 2001 B GO (CEP-Texas
  Permanent School Fund)
  5.00%, 02/15/32                              AAA      Aaa    3,000       2,893,950
------------------------------------------------------------------------------------
Keller (City of) Independent School District;
  Refunding Unlimited Tax Series 2001 GO
  (CEP-Texas Permanent School Fund)
  5.25%, 08/15/26                              AAA      Aaa    2,000       2,019,520
------------------------------------------------------------------------------------
  Series 1994 COP
  6.00%, 08/15/05(b)                           AAA      Aaa      655         712,548
------------------------------------------------------------------------------------
Laredo (City of) Community College District;
  Limited Tax Series 2002 GO
  5.25%, 08/01/32(b)                           AAA      Aaa    1,000       1,004,260
------------------------------------------------------------------------------------
Little Elm (City of) Independent School
  District;
  Refunding Unlimited Tax Series 1999 GO
  (CEP-Texas Permanent School Fund)
  6.00%, 08/15/35                              AAA       --    2,500       2,737,425
------------------------------------------------------------------------------------
  Refunding Unlimited Tax Series 2000 GO
  (CEP-Texas Permanent School Fund)
  6.13%, 08/15/35                              AAA       --    1,000       1,095,070
------------------------------------------------------------------------------------
Lockhart (City of) Tax and Utility Systems;
  Limited Tax Series 1996 GO Ctfs.
  5.85%, 08/01/11(b)                           AAA      Aaa      605         659,916
------------------------------------------------------------------------------------
  5.90%, 08/01/06(d)(e)                        AAA      Aaa    1,100       1,226,236
------------------------------------------------------------------------------------
Nacogdoches (City of) Independent School
  District; Refunding Unlimited Tax Series
  2001 GO (CEP-Texas Permanent School Fund)
  5.30%, 02/15/25                              AAA      Aaa    1,765       1,787,910
------------------------------------------------------------------------------------


                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Northside Independent School District;
  Unlimited Tax Series 1999 A GO (CEP-Texas
  Permanent School Fund)
  5.50%, 08/15/24                              AAA      Aaa   $1,000    $  1,033,080
------------------------------------------------------------------------------------
Pasadena (City of); Limited Tax Series 2002
  GO Ctfs.
  5.25%, 04/01/32(b)                           AAA      Aaa    2,000       2,013,640
------------------------------------------------------------------------------------
Pflugerville (City of) Independent School
  District; Unlimited Tax Series 2000 GO
  (CEP-Texas Permanent School Fund)
  5.50%, 08/15/23                              AAA      Aaa    1,615       1,667,165
------------------------------------------------------------------------------------
Plano (City of); Limited Tax Series 2000 GO
  5.88%, 09/01/19                              AAA      Aaa      850         934,669
------------------------------------------------------------------------------------
Richardson (City of);
  Limited Tax Hotel Occupancy Series 2000 A
  GO Ctfs.
  5.75%, 02/15/21(b)                           AAA      Aaa    2,000       2,140,020
------------------------------------------------------------------------------------
  Limited Tax Series 2001 GO Ctfs.
  5.00%, 02/15/19                              AA+      Aa1    1,720       1,729,615
------------------------------------------------------------------------------------
Richardson (City of) Hospital Authority
  (Baylor/Richardson Medical Center);
  Unrefunded Hospital Series 1993 RB
  6.50%, 12/01/12                              BBB+    Baa1      785         810,410
------------------------------------------------------------------------------------
San Angelo (City of) Waterworks & Sewer
  System; Refunding & Improvement Series 2001
  RB
  5.25%, 04/01/19(b)                           AAA      Aaa    1,000       1,033,660
------------------------------------------------------------------------------------
San Antonio (City of) Independent School
  District; Unlimited Tax Series 1999 GO
  (CEP-Texas Permanent School Fund)
  5.50%, 08/15/24                              AAA      Aaa    3,500       3,632,440
------------------------------------------------------------------------------------
Schertz-Cibolo-Universal City Independent
  School District;
  Refunding Unlimited Tax Building Series
  2001 GO (CEP-Texas Permanent School Fund)
  5.13%, 08/01/25                               --      Aaa    1,535       1,531,976
------------------------------------------------------------------------------------
  Refunding Unlimited Tax Series 2002 GO
  (CEP-Texas Permanent School Fund)
  5.00%, 08/01/23                               --      Aaa      750         739,740
------------------------------------------------------------------------------------
Spring Branch Independent School District;
  Limited Tax Series 2000 GO (CEP-Texas
  Permanent School Fund)
  5.75%, 02/01/24                              AAA      Aaa    1,700       1,812,523
------------------------------------------------------------------------------------

                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE

------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Texas (State of);
  Refunding Unlimited Tax Water Development
  Series 2001 A GO
  5.25%, 08/01/35                               AA      Aa1   $1,840    $  1,847,139
------------------------------------------------------------------------------------
  Unlimited Tax Water Financial Assistance
  Series 2002 GO
  5.00%, 08/01/23                               AA      Aa1    1,000         983,860
------------------------------------------------------------------------------------
Texas (State of) (Veteran's Land); Unlimited
  Tax Series 1994 GO
  6.40%, 12/01/24(c)                            AA      Aa1    2,000       2,106,380
------------------------------------------------------------------------------------
Texas (State of) Department of Housing &
  Community Affairs (Asmara Affordable
  Housing Inc. Project); Multifamily Housing
  Series 1996 A RB
  6.30%, 01/01/16                                A       --      310         317,198
------------------------------------------------------------------------------------
Texas (State of) Public Property Finance
  Corp. (Mental Health & Mental Retardation);
  Series 1996 RB
  6.20%, 09/01/16                              BBB+      --      735         740,351
------------------------------------------------------------------------------------
Texas (State of) Turnpike Authority (Central
  Texas Turnpike System); First Tier Series
  2002 A RB
  5.50%, 08/15/39(b)                           AAA      Aaa    1,000       1,029,360
------------------------------------------------------------------------------------
Town Center Improvement District; Sales &
  Hotel Occupancy Tax Series 2001 RB
  5.13%, 03/01/23(b)                           AAA      Aaa    1,000       1,004,630
------------------------------------------------------------------------------------
  5.25%, 03/01/27(b)                           AAA      Aaa    2,800       2,819,012
------------------------------------------------------------------------------------
  5.50%, 03/01/13(b)                           AAA      Aaa    1,725       1,855,220
------------------------------------------------------------------------------------
United Independent School District; Unlimited
  Tax Series 2000 GO (CEP-Texas Permanent
  School Fund)
  5.13%, 08/15/26                              AAA      Aaa    1,000         996,630
------------------------------------------------------------------------------------
University of Texas Financing System; Series
  1999 B RB
  5.70%, 08/15/09(d)(e)                        AAA      Aaa    1,000       1,141,350
------------------------------------------------------------------------------------
Victoria (County of) (Citizens Medical
  Center); Hospital Series 1994 RB
  6.20%, 01/01/10(b)                           AAA      Aaa    1,000       1,036,100
------------------------------------------------------------------------------------
Waxahachie (City of) Independent School
  District; Refunding Unlimited Tax Series
  2002 GO (CEP-Texas Permanent School Fund)
  5.25%, 08/15/26                               --      Aaa    2,000       2,019,520
------------------------------------------------------------------------------------
  5.38%, 08/15/27                               --      Aaa    1,000       1,020,550
------------------------------------------------------------------------------------


                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Weatherford (City of) Independent School
  District;
  Prerefunded Unlimited Tax Series 1994 GO
  (CEP-Texas Permanent School Fund)
  6.40%, 02/15/05(d)(e)                        NRR      Aaa   $  900    $    969,489
------------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Series 1994 GO
  (CEP-Texas Permanent School Fund)
  6.40%, 02/15/12                               --      Aaa      100         106,322
------------------------------------------------------------------------------------
Ysleta (City of) Independent School District
  Public Facility Corp.; Refunding Lease
  Series 2001 RB
  5.38%, 11/15/24(b)                           AAA      Aaa    1,300       1,320,839
====================================================================================
                                                                          96,161,313
====================================================================================

UTAH-1.43%

Intermountain Power Agency; Power Supply
  Series 1995 B RB
  5.00%, 07/01/16(d)                           NRR      NRR    2,000       2,009,040
------------------------------------------------------------------------------------
Salt Lake (County of) (Westminster College
  Project); Series 1997 RB
  5.75%, 10/01/27                              BBB       --    1,000       1,017,740
------------------------------------------------------------------------------------
South Jordan (City of); Sales Tax Series 2001
  RB
  5.20%, 08/15/26(b)                           AAA      Aaa    1,500       1,501,920
------------------------------------------------------------------------------------
Utah (State of) Housing Finance Agency;
  Single Family Mortgage Sub-Series 1994 C RB
  6.05%, 07/01/06                               --      Aa1       60          63,323
------------------------------------------------------------------------------------
  Single Family Mortgage Sub-Series 1994 E-1
  RB
  6.30%, 07/01/06                              AA-       --       35          37,048
------------------------------------------------------------------------------------
  Single Family Mortgage Sub-Series 1994 G-1
  RB
  7.15%, 07/01/06                              AA-      Aaa        5           5,154
------------------------------------------------------------------------------------
  Single Family Mortgage Sub-Series 2000 B-1
  RB
  6.00%, 07/01/10(c)                           AA-      Aa3      400         417,316
------------------------------------------------------------------------------------
  Sr. Single Family Mortgage Series 1995 G-2
  RB
  6.45%, 07/01/27(c)                           AAA      Aaa      310         318,925
------------------------------------------------------------------------------------
Utah (State of) Transit Authority; Sales Tax
  Series 2002 A RB
  5.00%, 06/15/25(b)                           AAA      Aaa    1,105       1,080,502
====================================================================================
                                                                           6,450,968
====================================================================================

VERMONT-0.25%

Vermont (State of) Educational & Health
  Buildings Financing Agency (Fletcher Allen
  Health Care); Hospital Series 2000 A RB
  6.00%, 12/01/23(b)                           AAA      Aaa    1,000       1,109,080
====================================================================================

                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE

------------------------------------------------------------------------------------

VIRGIN ISLANDS-0.12%

Virgin Islands (Territory of) Public Finance
  Authority (Gross Receipts Taxes Loan
  Notes); Series 1999 A RB
  6.13%, 10/01/29(b)                             A       --   $  500    $    529,360
====================================================================================

VIRGINIA-0.88%

Fauquier (County of) Industrial Development
  Authority (Fauquier Hospital Foundation,
  Inc.); Hospital Series 2002 RB
  5.25%, 10/01/31                               AA       --    1,000         982,610
------------------------------------------------------------------------------------
Henrico (County of) Economic Development
  Authority (Virginia United Methodist Homes
  Inc.); Refunding Residential Care
  Facilities Series 2002 A RB
  6.50%, 06/01/22(f)                            --       --    1,000         972,420
------------------------------------------------------------------------------------
Norton (City of) Industrial Development
  Authority (Norton Community Hospital);
  Refunding & Improvement Hospital Series
  2001 RB
  6.00%, 12/01/22(b)                             A       --    1,000       1,041,290
------------------------------------------------------------------------------------
Virginia (State of) Resources Authority
  (Goochland County Tuckahoe Creek Service
  District Project); Water & Sewer System
  Series 2002 RB
  5.00%, 11/01/35                               AA      Aa2    1,000         977,990
====================================================================================
                                                                           3,974,310
====================================================================================

WASHINGTON-1.75%

Clark (County of) School District No. 117;
  Unlimited Tax Series 1995 GO
  6.00%, 12/01/05(d)(e)                        AAA      Aaa    1,000       1,102,780
------------------------------------------------------------------------------------
King (County of); Sewer Series 1999 RB
  5.50%, 01/01/22(b)                           AAA      Aaa    1,000       1,059,280
------------------------------------------------------------------------------------
Lewis (County of) Public Utility District No.
  1 (Cowlitz Falls Hydroelectric Project);
  Refunding Series 2003 RB
  5.00%, 10/01/21(b)                           AAA      Aaa      500         491,765
------------------------------------------------------------------------------------
Pend Oreille (County of) Public Utility
  District No. 1; Electric Series 1996 B RB
  6.30%, 01/01/17                              BBB+      A3    1,400       1,488,886
------------------------------------------------------------------------------------
Washington (State of) Health Care Facilities
  Authority (Providence Health System
  Project); Series 2001 A RB
  5.25%, 10/01/21(b)                           AAA      Aaa    1,000       1,015,170
------------------------------------------------------------------------------------


                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Washington (State of) Public Power Supply
  System (Nuclear Project No. 1); Refunding
  Series 1996 A RB
  5.75%, 07/01/12(b)                           AAA      Aaa   $2,000    $  2,208,680
------------------------------------------------------------------------------------
West Richland (City of); Water & Sewer Series
  1994 RB
  7.00%, 12/01/04(d)(e)                        AAA      Aaa      500         539,645
====================================================================================
                                                                           7,906,206
====================================================================================

WISCONSIN-1.18%

Muskego-Norway School District; Refunding
  Unlimited Tax Series 2002 GO
  5.00%, 04/01/21(b)                            --      Aaa    1,000       1,000,630
------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Sinai Samaritan
  Medical Center Inc.);
  Series 1996 RB
  5.75%, 08/15/16(b)                           AAA      Aaa    1,500       1,638,600
------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Sisters of the
  Sorrowful Mother Ministry Corp.);
  Series 1997 A RB
  5.90%, 08/15/24(b)                           AAA      Aaa    2,500       2,688,000
====================================================================================
                                                                           5,327,230
====================================================================================

                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------


WYOMING-0.52%

Laramie (County of) (Memorial Hospital
  Project); Hospital Series 1992 RB
  6.70%, 05/01/12(b)                           AAA      Aaa   $  250    $    255,848
------------------------------------------------------------------------------------
Natrona (County of) (Wyoming Medical Center
  Project); Hospital Series 1995 RB
  6.00%, 09/15/11(b)                           AAA      Aaa    1,000       1,086,390
------------------------------------------------------------------------------------
Sweetwater (County of) (Idaho Power Co.
  Project); Refunding Series 1996 A PCR
  6.05%, 07/15/26                              BBB+      A3    1,000       1,017,010
====================================================================================
                                                                           2,359,248
====================================================================================
TOTAL INVESTMENTS-99.67% (Cost $431,042,337)                             449,240,676
====================================================================================
OTHER ASSETS LESS LIABILITIES-0.33%                                        1,493,962
====================================================================================
NET ASSETS-100.00%                                                      $450,734,638
____________________________________________________________________________________
====================================================================================

Investment Abbreviations:

CEP  - Credit Enhancement Provider
COP  - Certificate of Participation
Ctfs. - Certificates
FHA  - Federal Housing Administration
GNMA - Government National Mortgage Association
GO   - General Obligation Bonds
IDR  - Industrial Development Revenue Bonds
Jr.  - Junior
PCR  - Pollution Control Revenue Bonds
RAC  - Revenue Anticipation Certificates
RB   - Revenue Bonds
Sr.  - Senior
Sub. - Subordinated
TAN  - Tax Allocation Notes
VRD  - Variable Rate Demand
Wts. - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Auditors.
(b) Principal and interest are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., American Capital Access Corp., Financial Guaranty Insurance Co., Financial Security Assurance, or MBIA Insurance Corp.
(c) Security subject to the alternative minimum tax.
(d) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(e) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(f) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(g) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 07/31/03 was $1,868,131, which represented 0.41% of the Fund's net assets. These securities are considered to be illiquid.
(h) Demand securities; payable upon demand by the Fund with usually no more than seven calendar days' notice. Interest rates are redetermined weekly. Rates shown are rates in effect on 07/31/03.
(i) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

July 31, 2003

ASSETS:

Investments, at market value (cost
  $431,042,337)                                $449,240,676
-----------------------------------------------------------
Cash                                                 65,774
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                2,089,596
-----------------------------------------------------------
  Interest                                        6,472,504
-----------------------------------------------------------
Investment for deferred compensation plan            89,641
-----------------------------------------------------------
Other assets                                         44,674
===========================================================
    Total assets                                458,002,865
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           1,614,225
-----------------------------------------------------------
  Fund shares reacquired                          4,608,324
-----------------------------------------------------------
  Dividends                                         701,417
-----------------------------------------------------------
  Deferred compensation plan                         89,641
-----------------------------------------------------------
Accrued distribution fees                           186,508
-----------------------------------------------------------
Accrued trustees' fees                                1,058
-----------------------------------------------------------
Accrued transfer agent fees                           4,777
-----------------------------------------------------------
Accrued operating expenses                           62,277
===========================================================
    Total liabilities                             7,268,227
===========================================================
Net assets applicable to shares outstanding    $450,734,638
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $443,133,802
-----------------------------------------------------------
Undistributed net investment income                 (59,092)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                         (10,538,411)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                     18,198,339
===========================================================
                                               $450,734,638
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $328,279,819
___________________________________________________________
===========================================================
Class B                                        $ 97,029,572
___________________________________________________________
===========================================================
Class C                                        $ 25,425,247
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                          41,228,856
___________________________________________________________
===========================================================
Class B                                          12,164,746
___________________________________________________________
===========================================================
Class C                                           3,193,992
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       7.96
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $7.96 divided by
      95.25%)                                  $       8.36
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $       7.98
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       7.96
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the year ended July 31, 2003

INVESTMENT INCOME:

Interest                                                      $25,636,153
=========================================================================

EXPENSES:

Advisory fees                                                   2,109,878
-------------------------------------------------------------------------
Administrative services fees                                      123,845
-------------------------------------------------------------------------
Custodian fees                                                     17,790
-------------------------------------------------------------------------
Distribution fees -- Class A                                      858,948
-------------------------------------------------------------------------
Distribution fees -- Class B                                    1,067,329
-------------------------------------------------------------------------
Distribution fees -- Class C                                      271,571
-------------------------------------------------------------------------
Transfer agent fees                                               290,861
-------------------------------------------------------------------------
Trustees' fees                                                     11,888
-------------------------------------------------------------------------
Other                                                             179,620
=========================================================================
    Total expenses                                              4,931,730
=========================================================================
Less: Expenses paid indirectly                                     (7,453)
=========================================================================
    Net expenses                                                4,924,277
=========================================================================
Net investment income                                          20,711,876
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain from investment securities                      194,250
-------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of
  investment securities                                        (4,964,846)
=========================================================================
Net gain (loss) from investment securities                     (4,770,596)
=========================================================================
Net increase in net assets resulting from operations          $15,941,280
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

For the years ended July 31, 2003 and 2002

                                                                  2003            2002
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 20,711,876    $ 21,138,440
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities              194,250        (210,205)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       (4,964,846)       (392,841)
==========================================================================================
    Net increase in net assets resulting from operations        15,941,280      20,535,394
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                      (15,869,640)    (16,156,773)
------------------------------------------------------------------------------------------
  Class B                                                       (4,141,072)     (3,770,131)
------------------------------------------------------------------------------------------
  Class C                                                       (1,054,998)       (953,868)
==========================================================================================
    Decrease in net assets resulting from distributions        (21,065,710)    (20,880,772)
==========================================================================================
Share transactions-net:
  Class A                                                       (7,594,641)     17,431,346
------------------------------------------------------------------------------------------
  Class B                                                       (5,994,533)     17,606,047
------------------------------------------------------------------------------------------
  Class C                                                       (3,421,085)     11,286,232
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (17,010,259)     46,323,625
==========================================================================================
    Net increase (decrease) in net assets                      (22,134,689)     45,978,247
==========================================================================================

NET ASSETS:

  Beginning of year                                            472,869,327     426,891,080
==========================================================================================
  End of year                                                 $450,734,638    $472,869,327
__________________________________________________________________________________________
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Municipal Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eight separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income exempt from federal income taxes, consistent with the preservation of principal.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Portfolio securities are valued on the basis of prices provided by an independent pricing service approved by the Board of Trustees. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Portfolio securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Board of Trustees, or persons designated by the Board of Trustees, determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Securities with a demand feature exercisable within one to seven days are valued at par. Notwithstanding the above, short-term obligations with maturities of 60 days or less and commercial paper are valued at amortized cost which approximates market value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $200 million of the Fund's average daily net assets, plus 0.40% on the next $300 million of the Fund's average daily net assets, plus 0.35% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2003, AIM was paid $123,845 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2003, AFS retained $174,538 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and Investor Class shares of the Fund. Investor Class shares have not commenced operations. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of these amounts, the Fund may pay a service fee up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Investor Class shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended July 31, 2003, the Class A, Class B and Class C shares paid $858,948, $1,067,329 and $271,571, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2003, AIM Distributors retained $60,271 in front-end sales commissions from the sale of Class A shares and $72,278, $1,713 and $16,877 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

NOTE 3--INDIRECT EXPENSES

For the year ended July 31, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $7,453 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $7,453.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

    During the year ended July 31, 2003, the Fund paid legal fees of $3,649 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a trustee of the Trust.


NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the year ended July 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended July 31, 2003 and 2002 were as follows:

                                       2003           2002
--------------------------------------------------------------
Distributions paid from ordinary
  income-tax exempt                 $21,065,710    $20,880,772
______________________________________________________________
==============================================================


Tax Components of Net Assets:

As of July 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                  $     51,312
-----------------------------------------------------------
Unrealized appreciation -- investments           18,144,502
-----------------------------------------------------------
Temporary book/tax differences                     (123,350)
-----------------------------------------------------------
Capital loss carryforward                       (10,471,628)
-----------------------------------------------------------
Shares of beneficial interest                   443,133,802
===========================================================
Total net assets                               $450,734,638
___________________________________________________________
===========================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable to the tax deferral of losses on wash sales and premium amortization on bonds.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
July 31, 2004                                 $    92,144
----------------------------------------------------------
July 31, 2007                                   1,947,609
----------------------------------------------------------
July 31, 2008                                   8,431,875
==========================================================
Total capital loss carryforward               $10,471,628
__________________________________________________________
==========================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended July 31, 2003 was $91,152,955 and $105,020,554, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                         $21,639,055
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (3,494,553)
===========================================================
Net unrealized appreciation of investment
  securities                                    $18,144,502
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $431,096,174.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of expiration of the capital loss carryforward and bond premium amortization on July 31, 2003, undistributed net investment income was decreased by $25,082, undistributed net realized gains (losses) increased by $736,184 and shares of beneficial interest decreased by $711,102. This reclassification had no effect on the net assets of the Fund.

NOTE 9--SHARE INFORMATION

The Fund currently consists of four different classes of shares: Class A shares, Class B shares, Class C and Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class A shares are subject to CDSC. Investor Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Investor Class shares have not commenced operations.

                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED JULY 31,
                                                              ------------------------------------------------------------
                                                                          2003                            2002
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      41,276,911    $ 336,373,916     25,443,792    $ 203,919,132
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       3,425,769       27,924,611      5,648,537       45,438,128
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       2,577,392       21,026,115      3,492,497       27,986,065
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       1,071,470        8,718,591      1,118,428        8,950,726
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         314,210        2,560,594        281,101        2,253,388
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                          90,736          737,965         86,031          687,981
==========================================================================================================================
Issued in connection with acquisitions:*
  Class A                                                              --               --      4,890,500       39,744,960
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:**
  Class A                                                         668,278        5,433,316             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (625,570)      (5,433,316)            --               --
==========================================================================================================================
Reacquired:
  Class A                                                     (43,911,135)    (358,120,464)   (29,353,247)    (235,183,472)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (3,849,409)     (31,046,422)    (3,758,234)     (30,085,469)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (3,094,367)     (25,185,165)    (2,179,285)     (17,387,814)
==========================================================================================================================
                                                               (2,055,715)   $ (17,010,259)     5,670,120    $  46,323,625
__________________________________________________________________________________________________________________________
==========================================================================================================================

 * As of the close of business September 7, 2001, the Fund acquired all the net assets of AIM Tax-Exempt Bond Fund of Connecticut pursuant to a plan of reorganization approved by AIM Tax-Exempt Bond Fund of Connecticut shareholders on June 13, 2001. The acquisition was accomplished by a tax-free exchange of 4,890,500 shares of the Fund for 3,624,409 shares of AIM Tax-Exempt Bond Fund of Connecticut outstanding as of the close of business on September 7, 2001. AIM Tax-Exempt Bond Fund of Connecticut net assets at that date of $39,744,960, including $2,619,081 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $446,100,096.
** Prior to the year ended July 31, 2003, conversion of Class B shares to Class
   A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 10--SIGNIFICANT EVENT

The Board of Trustees of AIM Investment Securities Funds ("Buyer") unanimously approved, on June 11, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which AIM Municipal Bond Fund ("Buying Fund"), a series of Buyer, would acquire all of the assets of INVESCO Tax-Free Bond Fund ("Selling Fund"), a series of INVESCO Bond Funds, Inc. (the "Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

  The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around October 21, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                      CLASS A
                                                   ------------------------------------------------------------------------------
                                                                                             SEVEN MONTHS    YEAR ENDED DECEMBER
                                                            YEAR ENDED JULY 31,                ENDED                 31,
                                                   --------------------------------------     JULY 31,       --------------------
                                                     2003           2002           2001         2000           1999        1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $   8.06       $   8.06       $   7.83      $   7.74      $   8.35    $   8.34
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.37           0.38(a)        0.40          0.24(b)       0.41        0.42
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                   (0.09)          0.00           0.23          0.09         (0.61)       0.01
=================================================================================================================================
    Total from investment operations                   0.28           0.38           0.63          0.33         (0.20)       0.43
=================================================================================================================================
Less dividends from net investment income             (0.38)         (0.38)         (0.40)        (0.24)        (0.41)      (0.42)
=================================================================================================================================
Net asset value, end of period                     $   7.96       $   8.06       $   8.06      $   7.83      $   7.74    $   8.35
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                        3.43%          4.84%          8.28%         4.32%        (2.45)%      5.28%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $328,280       $339,545       $322,437      $283,416      $294,720    $327,705
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                0.82%(d)       0.81%          0.85%         0.85%(e)      0.84%       0.82%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                               4.55%(d)       4.79%(a)       5.06%         5.32%(e)      5.01%       5.00%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                               20%            35%            28%           18%           28%         19%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $343,579,427.
(e)  Annualized.
(f)  Not annualized for periods less than one year.


                                                                                        CLASS B
                                                       --------------------------------------------------------------------------
                                                                                               SEVEN MONTHS        YEAR ENDED
                                                               YEAR ENDED JULY 31,               ENDED            DECEMBER 31,
                                                       ------------------------------------    JULY 31,        ------------------
                                                        2003           2002          2001        2000           1999       1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  8.07       $   8.07       $  7.84      $  7.75       $  8.37    $  8.36
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.31           0.32(a)       0.34         0.21(b)       0.35       0.36
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                          (0.08)          0.00          0.23         0.08         (0.62)      0.01
=================================================================================================================================
    Total from investment operations                      0.23           0.32          0.57         0.29         (0.27)      0.37
=================================================================================================================================
Less dividends from net investment income                (0.32)         (0.32)        (0.34)       (0.20)        (0.35)     (0.36)
=================================================================================================================================
Net asset value, end of period                         $  7.98       $   8.07       $  8.07      $  7.84       $  7.75    $  8.37
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                           2.79%          4.05%         7.46%        3.84%        (3.28)%     4.48%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $97,030       $104,150       $86,565      $67,363       $72,256    $72,723
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                   1.57%(d)       1.56%         1.60%        1.61%(e)      1.59%      1.57%
=================================================================================================================================
Ratio of net investment income to average net assets      3.80%(d)       4.04%(a)      4.31%        4.56%(e)      4.26%      4.25%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                  20%            35%           28%          18%           28%        19%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $106,732,858.
(e)  Annualized.
(f)  Not annualized for periods less than one year.


                                                                                          CLASS C
                                                          -----------------------------------------------------------------------
                                                                                                 SEVEN MONTHS       YEAR ENDED
                                                                  YEAR ENDED JULY 31,              ENDED           DECEMBER 31,
                                                          -----------------------------------    JULY 31,        ----------------
                                                           2003          2002          2001        2000           1999      1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  8.06       $  8.05       $  7.83       $ 7.74       $ 8.35    $ 8.35
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.31          0.32(a)       0.34         0.21(b)      0.35      0.36
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                             (0.09)         0.01          0.22         0.08        (0.61)     0.00
=================================================================================================================================
    Total from investment operations                         0.22          0.33          0.56         0.29        (0.26)     0.36
=================================================================================================================================
Less dividends from net investment income                   (0.32)        (0.32)        (0.34)       (0.20)       (0.35)    (0.36)
=================================================================================================================================
Net asset value, end of period                            $  7.96       $  8.06       $  8.05       $ 7.83       $ 7.74    $ 8.35
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                              2.67%         4.19%         7.34%        3.85%       (3.16)%    4.36%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $25,425       $29,175       $17,889       $8,252       $9,652    $9,565
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                      1.57%(d)      1.56%         1.60%        1.61%(e)     1.59%     1.57%
=================================================================================================================================
Ratio of net investment income to average net assets         3.80%(d)      4.04%(a)      4.31%        4.56%(e)     4.26%     4.25%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                     20%           35%           28%          18%          28%       19%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $27,157,126.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
To the Shareholders of AIM Real Estate Fund and the Board of Trustees of AIM Advisor Funds:



We have audited the accompanying statement of assets and liabilities of AIM Real Estate Fund (a portfolio of AIM Advisor Funds), including the schedule of investments, as of July 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Real Estate Fund as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                             -s- ERNST & YOUNG LLP
September 10, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS
-----------------------------------------------------------------------

JULY 31, 2003


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS & COMMON
  STOCKS-96.33%

APARTMENTS-13.15%

Archstone-Smith Trust                            321,817   $  8,318,969
-----------------------------------------------------------------------
Avalonbay Communities, Inc.                       79,900      3,753,702
-----------------------------------------------------------------------
BRE Properties, Inc.-Class A                      20,000        661,000
-----------------------------------------------------------------------
Camden Property Trust                             78,300      2,921,373
-----------------------------------------------------------------------
Canadian Apartment Properties Real Estate
  Investment Trust (Canada)                      138,700      1,466,393
-----------------------------------------------------------------------
Equity Residential                                67,900      1,894,410
-----------------------------------------------------------------------
Essex Property Trust, Inc.                       241,800     14,653,080
-----------------------------------------------------------------------
Residential Equities Real Estate Investment
  Trust (Canada)                                 105,100      1,084,971
-----------------------------------------------------------------------
United Dominion Realty Trust, Inc.               739,200     13,327,776
=======================================================================
                                                             48,081,674
=======================================================================

DIVERSIFIED-5.38%

Canadian Real Estate Investment Trust
  (Canada)                                        32,200        317,507
-----------------------------------------------------------------------
Catellus Development Corp.(a)                    130,900      3,015,936
-----------------------------------------------------------------------
Cominar Real Estate Investment Trust (Canada)     74,500        739,908
-----------------------------------------------------------------------
H&R Real Estate Investment Trust (Canada)         69,000        763,883
-----------------------------------------------------------------------
Vornado Realty Trust                             323,800     14,842,992
=======================================================================
                                                             19,680,226
=======================================================================

HEALTHCARE-4.31%

Health Care Property Investors, Inc.             105,500      4,624,065
-----------------------------------------------------------------------
Health Care REIT, Inc.                           137,200      4,320,428
-----------------------------------------------------------------------
Nationwide Health Properties, Inc.               102,000      1,746,240
-----------------------------------------------------------------------
Senior Housing Properties Trust                  110,000      1,523,500
-----------------------------------------------------------------------
Ventas, Inc.                                     214,600      3,551,630
=======================================================================
                                                             15,765,863
=======================================================================

INDUSTRIAL PROPERTIES-11.62%

AMB Property Corp.                               199,900      5,617,190
-----------------------------------------------------------------------
CenterPoint Properties Corp.                     225,400     14,335,440
-----------------------------------------------------------------------
ProLogis                                         818,400     22,546,920
=======================================================================
                                                             42,499,550
=======================================================================

INDUSTRIAL/OFFICE PROPERTIES-2.60%

Kilroy Realty Corp.                              121,500      3,495,555
-----------------------------------------------------------------------
Liberty Property Trust                           173,450      6,016,980
=======================================================================
                                                              9,512,535
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------


LODGING-RESORTS-4.09%

Fairmont Hotels & Resorts Inc. (Canada)          191,400   $  4,823,280
-----------------------------------------------------------------------
Hilton Hotels Corp.                              389,200      5,682,320
-----------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.        137,000      4,466,200
=======================================================================
                                                             14,971,800
=======================================================================

OFFICE PROPERTIES-15.76%

Alexandria Real Estate Equities, Inc.            167,400      7,658,550
-----------------------------------------------------------------------
Arden Realty, Inc.                               110,700      3,099,600
-----------------------------------------------------------------------
Boston Properties, Inc.                          357,200     15,463,188
-----------------------------------------------------------------------
Brookfield Properties Corp. (Canada)              20,000        451,600
-----------------------------------------------------------------------
CarrAmerica Realty Corp.                          17,400        508,254
-----------------------------------------------------------------------
Highwoods Properties, Inc.                       129,900      3,005,886
-----------------------------------------------------------------------
Mack-Cali Realty Corp.                           229,900      8,464,918
-----------------------------------------------------------------------
Prentiss Properties Trust                        171,600      5,311,020
-----------------------------------------------------------------------
SL Green Realty Corp.                            381,000     13,643,610
=======================================================================
                                                             57,606,626
=======================================================================

REGIONAL MALLS-21.56%

Borealis Retail Real Estate Investment Trust
  (Canada)                                       237,600      1,708,501
-----------------------------------------------------------------------
CBL & Associates Properties, Inc.                261,900     12,618,342
-----------------------------------------------------------------------
General Growth Properties, Inc.                  346,500     23,624,370
-----------------------------------------------------------------------
Macerich Co. (The)                               322,100     12,023,993
-----------------------------------------------------------------------
Mills Corp. (The)                                115,100      4,098,711
-----------------------------------------------------------------------
Rouse Co. (The)                                   25,000        999,750
-----------------------------------------------------------------------
Simon Property Group, Inc.                       560,800     23,749,880
=======================================================================
                                                             78,823,547
=======================================================================

SHOPPING CENTERS-16.47%

Acadia Realty Trust                              107,300      1,073,000
-----------------------------------------------------------------------
Chelsea Property Group, Inc.                     381,900     16,650,840
-----------------------------------------------------------------------
Developers Diversified Realty Corp.              375,900     11,164,230
-----------------------------------------------------------------------
Federal Realty Investment Trust                  232,600      8,110,762
-----------------------------------------------------------------------
New Plan Excel Realty Trust                      226,700      5,078,080
-----------------------------------------------------------------------
Pan Pacific Retail Properties, Inc.              167,700      7,175,883
-----------------------------------------------------------------------
Ramco-Gershenson Properties Trust                 27,100        666,118
-----------------------------------------------------------------------
Regency Centers Corp.                            142,700      5,191,426
-----------------------------------------------------------------------
RioCan Real Estate Investment Trust (Canada)     154,900      1,599,067
-----------------------------------------------------------------------
Urstadt Biddle Properties-Class A                259,100      3,510,805
=======================================================================
                                                             60,220,211
=======================================================================


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

SPECIALTY PROPERTIES-1.39%

American Financial Realty Trust                  186,400   $  2,747,536
-----------------------------------------------------------------------
Entertainment Properties Trust                    75,500      2,325,400
=======================================================================
                                                              5,072,936
=======================================================================
    Total Real Estate Investment Trusts &
      Common Stocks (Cost $288,260,116)                     352,234,968
=======================================================================

MONEY MARKET FUNDS-4.98%

STIC Liquid Assets Portfolio(b)                9,094,930      9,094,930
-----------------------------------------------------------------------
STIC Prime Portfolio(b)                        9,094,930      9,094,930
=======================================================================
    Total Money Market Funds (Cost
      $18,189,860)                                           18,189,860
=======================================================================
TOTAL INVESTMENTS-101.31% (Cost $306,449,976)               370,424,828
=======================================================================
OTHER ASSETS LESS LIABILITIES-(1.31%)                        (4,783,046)
=======================================================================
NET ASSETS-100.00%                                         $365,641,782
_______________________________________________________________________
=======================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------

JULY 31, 2003

ASSETS:

Investments, at market value (cost
  $288,260,116)                                $352,234,968
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $18,189,860)                             18,189,860
-----------------------------------------------------------
Receivables for:
  Investments sold                                  161,910
-----------------------------------------------------------
  Fund shares sold                                3,431,207
-----------------------------------------------------------
  Dividends                                         531,532
-----------------------------------------------------------
Investment for deferred compensation plan            26,177
-----------------------------------------------------------
Other assets                                         47,571
===========================================================
    Total assets                                374,623,225
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           8,115,395
-----------------------------------------------------------
  Fund shares reacquired                            466,713
-----------------------------------------------------------
  Dividends                                           4,379
-----------------------------------------------------------
  Deferred compensation plan                         26,177
-----------------------------------------------------------
Accrued distribution fees                           203,576
-----------------------------------------------------------
Accrued trustees' fees                                  845
-----------------------------------------------------------
Accrued transfer agent fees                         126,687
-----------------------------------------------------------
Accrued operating expenses                           37,671
===========================================================
    Total liabilities                             8,981,443
===========================================================
Net assets applicable to shares outstanding    $365,641,782
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $316,741,425
-----------------------------------------------------------
Undistributed net investment income                 574,152
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (15,650,916)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              63,977,121
===========================================================
                                               $365,641,782
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $177,901,039
___________________________________________________________
===========================================================
Class B                                        $123,092,658
___________________________________________________________
===========================================================
Class C                                        $ 64,648,085
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Class A                                          10,163,942
___________________________________________________________
===========================================================
Class B                                           7,013,258
___________________________________________________________
===========================================================
Class C                                           3,690,390
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      17.50
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $17.50 divided by
      95.25%)                                  $      18.37
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      17.55
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      17.52
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED JULY 31, 2003

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $63,610)         $11,942,995
-------------------------------------------------------------------------
Dividends from affiliated money market funds                      180,305
-------------------------------------------------------------------------
Interest                                                           11,587
=========================================================================
    Total investment income                                    12,134,887
=========================================================================

EXPENSES:

Advisory fees                                                   2,327,770
-------------------------------------------------------------------------
Administrative services fees                                       79,487
-------------------------------------------------------------------------
Custodian fees                                                     60,596
-------------------------------------------------------------------------
Distribution fees -- Class A                                      414,390
-------------------------------------------------------------------------
Distribution fees -- Class B                                      919,868
-------------------------------------------------------------------------
Distribution fees -- Class C                                      482,573
-------------------------------------------------------------------------
Transfer agent fees                                               885,755
-------------------------------------------------------------------------
Trustees' fees                                                     10,106
-------------------------------------------------------------------------
Other                                                             187,412
=========================================================================
    Total expenses                                              5,367,957
=========================================================================
Less: Fees waived and expenses paid indirectly                     (7,374)
=========================================================================
    Net expenses                                                5,360,583
=========================================================================
Net investment income                                           6,774,304
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                        (4,083,840)
-------------------------------------------------------------------------
  Foreign currencies                                              (23,020)
=========================================================================
                                                               (4,106,860)
=========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        48,776,717
-------------------------------------------------------------------------
  Foreign currencies                                                  829
=========================================================================
                                                               48,777,546
=========================================================================
Net gain from investment securities and foreign currencies     44,670,686
=========================================================================
Net increase in net assets resulting from operations          $51,444,990
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
FOR THE YEARS ENDED JULY 31, 2003 AND 2002

                                                                  2003            2002
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  6,774,304    $  2,902,798
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                          (4,106,860)      2,344,896
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                           48,777,546       7,441,074
==========================================================================================
    Net increase in net assets resulting from operations        51,444,990      12,688,768
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (3,329,708)     (1,366,733)
------------------------------------------------------------------------------------------
  Class B                                                       (2,034,884)       (741,067)
------------------------------------------------------------------------------------------
  Class C                                                       (1,070,734)       (669,922)
==========================================================================================
    Decrease in net assets resulting from distributions         (6,435,326)     (2,777,722)
==========================================================================================
Share transactions-net:
  Class A                                                       70,728,483      53,809,611
------------------------------------------------------------------------------------------
  Class B                                                       37,706,329      49,731,417
------------------------------------------------------------------------------------------
  Class C                                                       18,496,500      12,210,117
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                              126,931,312     115,751,145
==========================================================================================
    Net increase in net assets                                 171,940,976     125,662,191
==========================================================================================

NET ASSETS:

  Beginning of year                                            193,700,806      68,038,615
==========================================================================================
  End of year                                                 $365,641,782    $193,700,806
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
JULY 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Real Estate Fund (the "Fund") is a series portfolio of AIM Advisor Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of two separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve high total return. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund's book and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.90% of the Fund's average daily net assets. AIM has entered into a sub-advisory agreement with INVESCO Institutional (N.A.), Inc. ("INVESCO") whereby AIM pays INVESCO 40% of the fee paid by the Fund to AIM. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended July 31, 2003, AIM waived fees of $2,113.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2003, AIM was paid $79,487 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2003, AFS retained $463,931 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and Investor Class shares of the Fund. Investor Class shares have not commenced operations. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of these amounts, the Fund may pay a service fee up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Investor Class shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended July 31, 2003, the Class A, Class B and Class C shares paid $414,390, $919,868 and $482,573, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2003, AIM Distributors retained $162,429 in front-end sales commissions from the sale of Class A shares and $9,515, $88 and $19,224 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

NOTE 3--INDIRECT EXPENSES

For the year ended July 31, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $5,160 and reductions in custodian fees of $101 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $5,261.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

    The law firm Kramer, Levin, Naftalis & Frankel LLP of which a trustee is a member as counsel to the Independent Trustees. During the year ended July 31, 2003, the Fund paid legal fees of $2,993.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the year ended July 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended July 31, 2003 and 2002 were as follows:

                                         2003          2002
--------------------------------------------------------------
Distributions paid from ordinary
  income                              $6,435,326    $2,777,722
______________________________________________________________
==============================================================


Tax Components of Net Assets:

As of July 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                  $    837,934
-----------------------------------------------------------
Unrealized appreciation -- investments           62,694,429
-----------------------------------------------------------
Temporary book/tax differences                      (34,380)
-----------------------------------------------------------
Capital loss carryforward                       (13,350,647)
-----------------------------------------------------------
Post-October capital loss deferral               (1,246,979)
-----------------------------------------------------------
Shares of beneficial interest                   316,741,425
===========================================================
Total net assets                               $365,641,782
___________________________________________________________
===========================================================


    The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable to the tax deferral of losses on wash sales, realization for tax purposes of unrealized gains on passive foreign investment companies and other deferrals. The tax-basis unrealized appreciation on investments includes appreciation on foreign currencies of $2,269.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
July 31, 2007                                 $ 9,612,829
----------------------------------------------------------
July 31, 2008                                   1,275,744
----------------------------------------------------------
July 31, 2011                                   2,462,074
==========================================================
Total capital loss carryforward               $13,350,647
__________________________________________________________
==========================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended July 31, 2003 was $340,224,591 and $214,512,526, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON
                            A TAX BASIS
-------------------------------------------------------------------
Aggregate unrealized appreciation of investment
  securities                                            $62,714,500
-------------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                                     (22,340)
===================================================================
Net unrealized appreciation of investment
  securities                                            $62,692,160
___________________________________________________________________
===================================================================
Cost of investments for tax purposes is $307,732,668.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions and passive foreign investment companies on July 31, 2003, undistributed net investment income was decreased by $5,973, undistributed net realized gains (losses) increased by $5,938 and shares of beneficial interest increased by $35. This reclassification had no effect on the net assets of the Fund.

NOTE 9--SHARE INFORMATION

The Fund currently consists of four different classes of shares: Class A shares, Class B shares, Class C and Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class A shares are subject to CDSC. Investor Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Investor Class shares have not commenced operations.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED JULY 31,
                                                              --------------------------------------------------------
                                                                         2003                          2002
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     10,040,616    $153,310,327     5,154,009    $ 76,791,735
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      4,612,513      69,835,946     4,236,687      63,066,596
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      2,144,150      32,601,275     1,526,796      22,598,155
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        199,768       3,041,849        86,632       1,253,375
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        118,414       1,804,757        45,952         669,735
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         60,550         921,382        40,989         588,258
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:*
  Class A                                                        158,310       2,459,992            --              --
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (157,917)     (2,459,992)           --              --
======================================================================================================================
Reacquired:
  Class A                                                     (5,900,039)    (88,083,685)   (1,670,317)    (24,235,499)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,108,225)    (31,474,382)     (979,116)    (14,004,914)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (986,180)    (15,026,157)     (770,478)    (10,976,296)
======================================================================================================================
                                                               8,181,960    $126,931,312     7,671,154    $115,751,145
______________________________________________________________________________________________________________________
======================================================================================================================

* Prior to the year ended July 31, 2003, conversion of Class B shares to Class A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 10--SIGNIFICANT EVENT

The Board of Trustees of AIM Advisor Funds (the "Trust") approved, on July 30, 2003, an Agreement and Plan of Reorganization (the "Plan"), which provides for the restructuring of AIM International Core Equity Fund and AIM Real Estate Fund, the two series portfolios of the Trust (each a "Fund" and, collectively, the "Funds"), as new series portfolios of AIM Investment Securities Funds ("AISF") and, in connection therewith, the sale of all of each Fund's assets and the termination of each Fund as a designated series of the Trust. AISF is an existing Delaware statutory trust. The Plan has been structured as a tax-free reorganization.

  The Plan provides for a series of transactions to convert each Fund to a corresponding series (a "New Fund") of AISF. Under the Plan, each Fund will transfer all its assets to a corresponding New Fund in exchange solely for voting shares of beneficial interest in the New Fund and the New Fund's assumption of all the Fund's liabilities (collectively, the "Restructuring"). The operations of each New Fund following the Restructuring will be substantially similar to those of its predecessor Fund. AISF, like the Trust operates as an open-end management investment company.

  The proposed Restructuring relates to an integration initiative announced on March 27, 2003, by AMVESCAP PLC ("AMVESCAP"), the parent company of both AIM and INVESCO, with respect to its North American mutual fund operations. AMVESCAP has recommended that certain series portfolios of funds within The AIM Family of Funds (the "AIM Funds") with few portfolios be restructured as new series of an existing Delaware statutory trust. This change should simplify the organizational structure and reduce costs of the AIM Funds.

  The proposed Restructuring of each Fund requires the approval of such Funds's shareholders and will be submitted to shareholders for their consideration at a meeting to be held on October 21, 2003. If approved by shareholders and certain closing conditions required by the Plan are satisfied, the proposed Restructuring is expected to be consummated shortly thereafter. If shareholders of a Fund do no approve the proposed Restructuring, such Fund will continue to operate as a series of the Trust.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                         CLASS A
                                                         -----------------------------------------------------------------------
                                                                                              SEVEN MONTHS        YEAR ENDED
                                                                YEAR ENDED JULY 31,             ENDED            DECEMBER 31,
                                                         ---------------------------------    JULY 31,        ------------------
                                                           2003          2002       2001        2000           1999       1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  15.25       $ 13.56    $ 13.04      $ 10.61       $ 11.46    $ 15.74
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.45(a)       0.47(a)    0.50         0.30(a)       0.42       0.58(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              2.24          1.68       0.54         2.38         (0.75)     (4.11)
================================================================================================================================
    Total from investment operations                         2.69          2.15       1.04         2.68         (0.33)     (3.53)
================================================================================================================================
Less distributions:
  Dividends from net investment income                      (0.44)        (0.46)     (0.52)       (0.25)        (0.52)     (0.50)
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        --            --         --           --            --      (0.25)
================================================================================================================================
    Total distributions                                     (0.44)        (0.46)     (0.52)       (0.25)        (0.52)     (0.75)
================================================================================================================================
Net asset value, end of period                           $  17.50       $ 15.25    $ 13.56      $ 13.04       $ 10.61    $ 11.46
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                             18.12%        16.10%      8.23%       25.61%        (2.88)%   (22.54)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $177,901       $86,411    $28,400      $23,187       $16,279    $20,087
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                           1.72%(c)      1.77%      1.63%        1.62%(d)      1.61%      1.55%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                        1.72%(c)      1.77%      1.79%        2.05%(d)      1.73%      1.71%
================================================================================================================================
Ratio of net investment income to average net assets         2.97%(c)      3.25%      3.88%        4.49%(d)      3.70%      4.37%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(e)                                     87%           77%        85%          39%           52%        69%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $118,397,069.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                                 CLASS B
                                            ----------------------------------------------------------------------------------
                                                                                                                 MARCH 3, 1998
                                                                                 SEVEN MONTHS                    (DATE SALES
                                                   YEAR ENDED JULY 31,             ENDED         YEAR ENDED      COMMENCED) TO
                                            ---------------------------------    JULY 31,        DECEMBER 31,    DECEMBER 31,
                                              2003          2002       2001        2000            1999             1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $  15.29       $ 13.59    $ 13.07      $ 10.64          $11.48          $ 15.34
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         0.36(a)       0.38(a)    0.41         0.25(a)         0.32             0.37(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    2.24          1.68       0.53         2.39           (0.72)           (3.58)
==============================================================================================================================
    Total from investment operations            2.60          2.06       0.94         2.64           (0.40)           (3.21)
==============================================================================================================================
Less distributions:
  Dividends from net investment income         (0.34)        (0.36)     (0.42)       (0.21)          (0.44)           (0.40)
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains           --            --         --           --              --            (0.25)
==============================================================================================================================
    Total distributions                        (0.34)        (0.36)     (0.42)       (0.21)          (0.44)           (0.65)
==============================================================================================================================
Net asset value, end of period              $  17.55       $ 15.29    $ 13.59      $ 13.07          $10.64          $ 11.48
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                17.37%        15.40%      7.42%       25.08%          (3.53)%         (21.02)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $123,093       $69,557    $16,917      $12,722          $9,839          $ 6,901
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                              2.37%(c)      2.41%      2.36%        2.37%(d)        2.35%            2.31%(d)
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                           2.37%(c)      2.41%      2.43%        2.70%(d)        2.37%            2.35%(d)
==============================================================================================================================
Ratio of net investment income to average
  net assets                                    2.32%(c)      2.61%      3.15%        3.73%(d)        2.96%            3.62%(d)
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(e)                        87%           77%        85%          39%             52%              69%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $91,986,805.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                                         CLASS C
                                                          ----------------------------------------------------------------------
                                                                                              SEVEN MONTHS        YEAR ENDED
                                                                YEAR ENDED JULY 31,             ENDED            DECEMBER 31,
                                                          --------------------------------    JULY 31,        ------------------
                                                           2003          2002       2001        2000           1999       1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 15.26       $ 13.57    $ 13.05      $ 10.62       $ 11.46    $ 15.74
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.36(a)       0.38(a)    0.41         0.25(a)       0.33(a)    0.50(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              2.24          1.67       0.53         2.39         (0.73)     (4.13)
================================================================================================================================
    Total from investment operations                         2.60          2.05       0.94         2.64         (0.40)     (3.63)
================================================================================================================================
Less distributions:
  Dividends from net investment income                      (0.34)        (0.36)     (0.42)       (0.21)        (0.44)     (0.40)
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        --            --         --           --            --      (0.25)
================================================================================================================================
    Total distributions                                     (0.34)        (0.36)     (0.42)       (0.21)        (0.44)     (0.65)
================================================================================================================================
Net asset value, end of period                            $ 17.52       $ 15.26    $ 13.57      $ 13.05       $ 10.62    $ 11.46
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                             17.41%        15.35%      7.43%       25.13%        (3.54)%   (23.16)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $64,648       $37,733    $22,722      $20,306       $19,992    $32,921
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                           2.37%(c)      2.41%      2.36%        2.37%(d)      2.35%      2.31%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                        2.37%(c)      2.41%      2.43%        2.70%(d)      2.37%      2.37%
================================================================================================================================
Ratio of net investment income to average net assets         2.32%(c)      2.61%      3.15%        3.73%(d)      2.96%      3.62%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(e)                                     87%           77%        85%          39%           52%        69%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $48,257,279.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Short Term Bond Fund and the Board of Trustees of AIM Investment Securities Funds:



We have audited the accompanying statement of assets and liabilities of AIM Short Term Bond Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2003, and the related statement of operations, statement of changes in net assets and financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.



We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Short Term Bond Fund as of July 31, 2003, and the results of its operations, changes in its net assets and financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                             -s- ERNST & YOUNG LLP
September 10, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

July 31, 2003


                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
BONDS & NOTES-52.72%

AEROSPACE & DEFENSE-0.94%

Lockheed Martin Corp.,
  Series A, Medium Term Notes, 8.66%,
  11/30/06                                     $   495,000   $    569,646
-------------------------------------------------------------------------
  Unsec. Gtd. Unsub. Notes, 7.25%, 05/15/06        650,000        728,078
-------------------------------------------------------------------------
Raytheon Co., Sr. Unsec. Notes, 6.30%,
  03/15/05                                       1,750,000      1,859,252
=========================================================================
                                                                3,156,976
=========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.46%

Bank of New York Institutional Capital Trust-
  Series A, Bonds, 7.78%, 12/01/26 (Acquired
  06/12/03; Cost $1,789,065)(a)(b)               1,500,000      1,539,615
=========================================================================

AUTOMOBILE MANUFACTURERS-0.61%

DaimlerChrysler N.A. Holding Corp.-Series D,
  Gtd. Medium Term Notes, 3.40%, 12/15/04        2,025,000      2,052,722
=========================================================================

BROADCASTING & CABLE TV-7.18%

Clear Channel Communications, Inc.,
  Sr. Unsec. Gtd. Notes, 8.00%, 11/01/08         2,000,000      2,252,500
-------------------------------------------------------------------------
  Sr. Unsec. Notes, 7.88%, 06/15/05              3,590,000      3,939,379
-------------------------------------------------------------------------
Comcast Corp.,
  Sr. Unsec. Notes, 8.88%, 04/01/07                900,000        951,651
-------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 10.50%, 06/15/06        1,000,000      1,190,000
-------------------------------------------------------------------------
Continental Cablevision, Inc., Sr. Unsec.
  Deb., 9.50%, 08/01/13                          5,100,000      5,909,931
-------------------------------------------------------------------------
Cox Communications, Inc.-Class A, Unsec.
  Notes, 7.50%, 08/15/04                         2,495,000      2,638,438
-------------------------------------------------------------------------
Cox Enterprises, Inc., Notes, 4.38%, 05/01/08
  (Acquired 04/14/03; Cost $1,748,863)(a)(b)     1,750,000      1,773,432
-------------------------------------------------------------------------
TCI Communications, Inc.,
  Medium Term Notes, 8.35%, 02/15/05             1,822,000      1,954,350
-------------------------------------------------------------------------
  Sr. Unsec. Notes, 8.00%, 08/01/05                575,000        631,827
-------------------------------------------------------------------------
Time Warner Inc., Unsec. Notes, 7.75%,
  06/15/05                                       2,750,000      3,006,575
=========================================================================
                                                               24,248,083
=========================================================================

CONSUMER FINANCE-5.13%

Capital One Bank-Series 4, Sr. Global Notes,
  6.50%, 07/30/04                                3,100,000      3,220,125
-------------------------------------------------------------------------
Capital One Financial Corp., Sr. Unsec.
  Notes, 7.25%, 12/01/03                           800,000        808,760
-------------------------------------------------------------------------
  7.25%, 05/01/06                                3,000,000      3,183,750
-------------------------------------------------------------------------
  8.75%, 02/01/07                                1,000,000      1,087,350
-------------------------------------------------------------------------
CitiFinancial Credit Co., Unsec. Notes,
  6.50%, 06/01/05                                1,000,000      1,072,620
-------------------------------------------------------------------------
Ford Motor Credit Co., Notes, 7.50%, 06/15/04    1,200,000      1,249,236
-------------------------------------------------------------------------
Household Finance Corp.,
  Medium Term Notes, 3.38%, 02/21/06             1,400,000      1,414,588
-------------------------------------------------------------------------
  Sr. Unsec. Global Notes,
    6.50%, 01/24/06                                100,000        108,452
-------------------------------------------------------------------------
    8.00%, 05/09/05                              3,740,000      4,114,561
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

CONSUMER FINANCE-(CONTINUED)

MBNA America Bank, N.A., Notes, 6.88%,
  07/15/04 (Acquired 12/04/02; Cost
  $1,046,330)(a)(b)                            $ 1,000,000   $  1,041,370
=========================================================================
                                                               17,300,812
=========================================================================

DIVERSIFIED BANKS-3.13%

American Savings Bank, Notes, 6.63%, 02/15/06
  (Acquired 03/05/03; Cost $776,335)(a)(b)         700,000        749,420
-------------------------------------------------------------------------
Bank One Corp., Sr. Unsec. Unsub. Global
  Notes, 7.63%, 08/01/05                         1,900,000      2,100,146
-------------------------------------------------------------------------
BankAmerica Institutional Capital-Series B,
  Gtd. Bonds, 7.70%, 12/31/26 (Acquired
  06/18/03; Cost $1,768,200)(a)(b)               1,500,000      1,550,535
-------------------------------------------------------------------------
Bankers Trust Corp., Unsec. Sub. Notes,
  8.25%, 05/01/05                                1,200,000      1,319,664
-------------------------------------------------------------------------
Barnett Capital II, Gtd. Bonds, 7.95%,
  12/01/26                                       1,500,000      1,600,725
-------------------------------------------------------------------------
Citicorp, Jr. Unsec. Sub. Notes, 6.38%,
  01/15/06                                         100,000        106,645
-------------------------------------------------------------------------
Danske Bank A/S (Denmark), Sub. Yankee Notes,
  6.38%, 06/15/08 (Acquired 08/30/02; Cost
  $53,673)(a)(b)                                    50,000         53,286
-------------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Notes,
  8.23%, 02/01/27                                  650,000        696,592
-------------------------------------------------------------------------
Golden State Bancorp. Inc., Sub. Deb.,
  10.00%, 10/01/06                                 900,000      1,056,474
-------------------------------------------------------------------------
Santander Financial Issuances (Cayman
  Islands), Unsec. Gtd. Sub. Yankee Notes,
  7.00%, 04/01/06                                  250,000        276,470
-------------------------------------------------------------------------
U.S. Bancorp-Series N, Sr. Medium Term Notes,
  2.75%, 03/30/06                                  500,000        502,190
-------------------------------------------------------------------------
Wells Fargo Financial, Inc., Global Notes,
  6.13%, 02/15/06                                  500,000        545,480
=========================================================================
                                                               10,557,627
=========================================================================

DIVERSIFIED CAPITAL MARKETS-0.45%

Chase Manhattan Corp., Sub. Deb., 7.88%,
  07/15/06                                         400,000        453,208
-------------------------------------------------------------------------
JPMorgan Chase Bank, Sub. Notes, 7.00%,
  06/01/05                                       1,000,000      1,078,240
=========================================================================
                                                                1,531,448
=========================================================================

ELECTRIC UTILITIES-3.40%

AmerenEnergy Generating Co.-Series C, Sr.
  Unsec. Global Notes, 7.75%, 11/01/05           1,430,000      1,569,253
-------------------------------------------------------------------------
CenterPoint Energy, Inc., Notes, 5.88%,
  06/01/08 (Acquired 05/21/03; Cost
  $1,008,520)(a)                                 1,000,000        980,090
-------------------------------------------------------------------------
Cinergy Corp., Unsec. Sub. Global Deb.,
  6.25%, 09/01/04                                2,015,000      2,104,788
-------------------------------------------------------------------------
Kansas City Power & Light Co., Sr. Unsec.
  Notes, 7.13%, 12/15/05                         1,740,000      1,897,940
-------------------------------------------------------------------------
Niagara Mohawk Power Corp., First Mortgage
  Bonds, 8.00%, 06/01/04(c)                        100,000        104,678
-------------------------------------------------------------------------
Public Service Co. of New Mexico-Series A,
  Sr. Unsec. Notes, 7.10%, 08/01/05              2,000,000      2,187,920
-------------------------------------------------------------------------
TXU Corp.-Series B, Sr. Unsec. Notes, 6.38%,
  10/01/04(c)                                    2,250,000      2,366,595
-------------------------------------------------------------------------


                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
ELECTRIC UTILITIES-(CONTINUED)

Wisconsin Energy Corp., Sr. Unsec. Unsub.
  Notes, 5.50%, 12/01/08                       $   250,000   $    267,273
=========================================================================
                                                               11,478,537
=========================================================================

GAS UTILITIES-0.31%

CenterPoint Energy Resources Corp., Unsec.
  Deb., 6.50%, 02/01/08                          1,000,000      1,041,790
=========================================================================

HOMEBUILDING-0.34%

Lennar Corp.-Series B, Class A, Sr. Unsec.
  Gtd. Global Notes, 9.95%, 05/01/10             1,000,000      1,162,500
=========================================================================

HYPERMARKETS & SUPER CENTERS-0.20%

Wal-Mart Stores, Inc., Unsec. Deb., 8.50%,
  09/15/24                                         600,000        666,804
=========================================================================

INTEGRATED OIL & GAS-0.52%

BP Canada Finance Co. (Canada), Unsec. Gtd.
  Unsub. Global Notes, 3.38%, 10/31/07           1,000,000        993,800
-------------------------------------------------------------------------
Occidental Petroleum Corp., Sr. Unsec. Notes,
  6.50%, 04/01/05                                  700,000        746,753
=========================================================================
                                                                1,740,553
=========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-6.16%

British Telecommunications PLC (United
  Kingdom), Global Notes, 7.88%, 12/15/05        3,427,000      3,840,022
-------------------------------------------------------------------------
Deutsche Telekom International Finance B.V.
  (Netherlands), Unsec. Gtd. Unsub. Global
  Bonds, 8.25%, 06/15/05                         1,750,000      1,930,460
-------------------------------------------------------------------------
GTE Hawaiian Telephone Co., Inc.-Series A,
  Unsec. Deb., 7.00%, 02/01/06                     300,000        330,792
-------------------------------------------------------------------------
New England Telephone & Telegraph Co., Sr.
  Unsec. Notes, 7.65%, 06/15/07                    700,000        791,259
-------------------------------------------------------------------------
SBC Communications Capital Corp.-Series D,
  Medium Term Notes, 7.11%, 08/14/06             2,425,000      2,751,623
-------------------------------------------------------------------------
Sprint Capital Corp.,
  Gtd. Global Notes, 5.88%, 05/01/04             1,400,000      1,433,376
-------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes,
    6.00%, 01/15/07                              3,040,000      3,215,651
-------------------------------------------------------------------------
    7.13%, 01/30/06                                 15,000         16,235
-------------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Global Notes,
    6.13%, 11/15/08                              1,000,000      1,050,940
-------------------------------------------------------------------------
  Unsec. Gtd. Global Notes, 7.90%, 03/15/05      3,500,000      3,777,725
-------------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes, 7.50%,
  06/01/07                                       1,500,000      1,666,875
=========================================================================
                                                               20,804,958
=========================================================================

INVESTMENT BANKING & BROKERAGE-2.31%

Bear Stearns Cos. Inc. (The), Sr. Unsec.
  Global Notes, 3.00%, 03/30/06                  1,900,000      1,914,060
-------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), Global
  Bonds, 7.63%, 08/17/05                            75,000         83,021
-------------------------------------------------------------------------
Goldman Sachs Group, L.P., Unsec. Notes,
  7.25%, 10/01/05 (Acquired 03/18/03; Cost
  $2,008,062)(a)(b)                              1,800,000      1,973,880
-------------------------------------------------------------------------
Lehman Brothers Inc.,
  Sr. Sub. Deb., 11.63%, 05/15/05                  125,000        143,869
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE-(CONTINUED)

  Sr. Unsec. Sub. Notes, 7.63%, 06/01/06       $   700,000   $    790,580
-------------------------------------------------------------------------
Merrill Lynch & Co., Inc.
  Series B, Medium Term Notes,
    4.54%, 03/08/05                                250,000        259,595
-------------------------------------------------------------------------
    7.08%, 10/03/05                                690,000        756,944
-------------------------------------------------------------------------
  Series E, Floating Rate Medium Term Euro
  Notes, 1.36%, 06/28/04(d)                        400,000        400,635
-------------------------------------------------------------------------
Morgan Stanley,
  Sr. Global Notes, 7.75%, 06/15/05              1,050,000      1,157,247
-------------------------------------------------------------------------
  Unsec. Notes, 6.30%, 01/15/06                    300,000        324,516
=========================================================================
                                                                7,804,347
=========================================================================

LIFE & HEALTH INSURANCE-0.95%

Lincoln National Corp., Unsec. Deb., 9.13%,
  10/01/24                                         500,000        550,325
-------------------------------------------------------------------------
ReliaStar Financial Corp., Unsec. Notes,
  8.00%, 10/30/06                                2,340,000      2,646,868
=========================================================================
                                                                3,197,193
=========================================================================

MOVIES & ENTERTAINMENT-0.90%

AOL Time Warner Inc., Sr. Unsec. Gtd. Unsub.
  Global Notes, 6.13%, 04/15/06                    750,000        807,060
-------------------------------------------------------------------------
Viacom Inc., Sr. Unsec. Gtd. Notes, 7.15%,
  05/20/05                                       2,060,000      2,241,877
=========================================================================
                                                                3,048,937
=========================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.39%

Westar Energy, Inc., Sec. First Mortgage
  Global Bonds, 7.88%, 05/01/07                  1,200,000      1,323,000
=========================================================================

OIL & GAS DRILLING-0.66%

R&B Falcon Corp.-Series B, Sr. Unsec. Notes,
  6.75%, 04/15/05                                2,070,000      2,213,844
=========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.73%

Anadarko Petroleum Corp. (Canada), Unsec.
  Yankee Deb., 7.38%, 05/15/06                      50,000         56,015
-------------------------------------------------------------------------
Kerr-McGee Corp., Unsec. Gtd. Global Notes,
  5.38%, 04/15/05                                1,630,000      1,707,197
-------------------------------------------------------------------------
Louis Dreyfus Natural Gas Corp.,
  Sr. Sub. Notes, 9.25%, 06/15/04                1,850,000      1,953,100
-------------------------------------------------------------------------
  Unsec. Notes, 6.88%, 12/01/07                  1,250,000      1,398,925
-------------------------------------------------------------------------
Nexen Inc. (Canada), Unsec. Unsub. Yankee
  Notes, 7.13%, 02/04/04                           700,000        716,646
=========================================================================
                                                                5,831,883
=========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-0.53%

Petroleos Mexicanos (Mexico), Unsec. Gtd.
  Unsub. Global Notes, 6.50%, 02/01/05           1,700,000      1,795,625
=========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-6.10%

ASIF Global Financing XX, Sec. Notes, 2.65%,
  01/17/06 (Acquired 01/08/03-07/09/03; Cost
  $1,557,431)(a)(b)                              1,545,000      1,555,923
-------------------------------------------------------------------------


                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

CIT Group Inc.,
  Sr. Floating Rate Medium Term Global Notes,
  2.35%, 11/25/03(d)                           $   600,000   $    601,032
-------------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes, 7.63%,
  08/16/05                                       2,000,000      2,197,340
-------------------------------------------------------------------------
Corestates Capital Trust I, Bonds, 8.00%,
  12/15/26 (Acquired 06/18/03; Cost
  $1,191,550)(a)(b)                              1,000,000      1,082,790
-------------------------------------------------------------------------
General Electric Capital Corp.,
  Series A, Medium Term Global Notes, 2.85%,
  01/30/06                                       1,430,000      1,448,275
-------------------------------------------------------------------------
  Sr. Medium Term Global Notes, 4.00%,
  05/30/18                                         475,000        464,289
-------------------------------------------------------------------------
General Motors Acceptance Corp.,
  Global Notes, 4.50%, 07/15/06                  1,600,000      1,604,768
-------------------------------------------------------------------------
  Medium Term Notes,
    4.15%, 02/07/05                                750,000        758,437
-------------------------------------------------------------------------
    6.38%, 01/30/04                              1,460,000      1,492,208
-------------------------------------------------------------------------
International Lease Finance Corp.,
  Global Notes, 2.95%, 05/23/06                  1,110,000      1,109,722
-------------------------------------------------------------------------
  Notes, 5.13%, 08/01/04                         2,500,000      2,587,275
-------------------------------------------------------------------------
Lehman Brothers Holdings Inc., Sr. Notes,
  8.75%, 03/15/05                                  175,000        192,661
-------------------------------------------------------------------------
Pemex Finance Ltd. (Cayman Islands),
  Series 1999-2, Class A1, Global Bonds,
  9.69%, 08/15/09                                1,350,000      1,583,374
-------------------------------------------------------------------------
  Sr. Unsec. Global Notes, 8.02%, 05/15/07       1,000,000      1,117,750
-------------------------------------------------------------------------
Washington Mutual Financial Corp., Sr. Unsec.
  Notes, 8.25%, 06/15/05                         2,500,000      2,775,700
=========================================================================
                                                               20,571,544
=========================================================================

PACKAGED FOODS & MEATS-0.39%

Kraft Foods Inc., Global Notes, 5.25%,
  06/01/07                                       1,250,000      1,312,813
=========================================================================

PHARMACEUTICALS-0.22%

Lilly (Eli) & Co., Unsec. Unsub. Global
  Notes, 2.90%, 03/15/08                           750,000        732,413
=========================================================================

PUBLISHING-0.23%

News America Inc., Notes, 4.75%, 03/15/10
  (Acquired 03/04/03; Cost $799,704)(a)(b)         800,000        793,024
=========================================================================

REAL ESTATE-1.57%

Camden Property Trust, Sr. Unsec. Notes,
  7.00%, 11/15/03                                1,585,000      1,609,029
-------------------------------------------------------------------------
EOP Operating L.P.,
  Sr. Unsec. Notes, 6.50%, 06/15/04              1,650,000      1,706,447
-------------------------------------------------------------------------
  Unsec. Notes, 8.38%, 03/15/06                  1,750,000      1,976,188
=========================================================================
                                                                5,291,664
=========================================================================

REGIONAL BANKS-0.43%

Popular, Inc., Unsec. Sub. Notes, 6.75%,
  12/15/05                                       1,000,000      1,056,580
-------------------------------------------------------------------------
Union Planters Bank, N.A., Unsec. Sub. Notes,
  6.50%, 03/15/08                                  350,000        380,233
=========================================================================
                                                                1,436,813
=========================================================================

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

SOVEREIGN DEBT-1.64%

Export-Import Bank of Korea (The) (South
  Korea), Unsec. Putable Global Notes, 6.50%,
  11/15/03                                     $ 2,000,000   $  2,174,920
-------------------------------------------------------------------------
Hydro-Quebec (Canada)-Series B, Gtd. Medium
  Term Yankee Notes, 6.52%, 02/23/06(c)          1,150,000      1,252,281
-------------------------------------------------------------------------
Japan Bank for International Coop. (Japan),
  Unsec. Gtd. Euro Bonds, 6.50%, 10/06/05           75,000         81,562
-------------------------------------------------------------------------
United Mexican States (Mexico), Global Notes,
  4.63%, 10/08/08                                2,000,000      2,010,500
=========================================================================
                                                                5,519,263
=========================================================================

THRIFTS & MORTGAGE FINANCE-0.67%

Countrywide Home Loans, Inc.
  Series J, Gtd. Medium Term Global Notes,
  5.50%, 08/01/06                                1,175,000      1,256,616
-------------------------------------------------------------------------
  Series K, Medium Term Global Notes, 3.50%,
  12/19/05                                       1,000,000      1,016,130
=========================================================================
                                                                2,272,746
=========================================================================

TOBACCO-0.73%

Altria Group, Inc., Notes,
  6.80%, 12/01/03                                1,950,000      1,971,938
-------------------------------------------------------------------------
  7.13%, 10/01/04                                  480,000        486,600
=========================================================================
                                                                2,458,538
=========================================================================

TRUCKING-0.66%

Roadway Corp., Sr. Unsec. Gtd. Global Notes,
  8.25%, 12/01/08                                2,000,000      2,245,680
=========================================================================

WIRELESS TELECOMMUNICATION SERVICES-3.78%

Cingular Wireless LLC, Sr. Unsec. Global
  Notes, 5.63%, 12/15/06                         1,805,000      1,966,602
-------------------------------------------------------------------------
TeleCorp PCS, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 10.63%, 07/15/10                 6,145,000      7,420,088
-------------------------------------------------------------------------
Tritel PCS Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 10.38%, 01/15/11                        2,780,000      3,384,650
=========================================================================
                                                               12,771,340
=========================================================================
    Total Bonds & Notes (Cost $177,763,318)                   177,903,092
=========================================================================

ASSET-BACKED SECURITIES-1.66%

OTHER DIVERSIFIED FINANCIAL SERVICES-1.66%

Citicorp Lease-Series 1999-1, Class A1, Pass
  Through Ctfs., 7.22%, 06/15/05 (Acquired
  10/03/02; Cost $826,403)(a)(b)                   763,139        823,297
-------------------------------------------------------------------------
First Industrial Realty Trust, Inc., Pass
  Through Ctfs., 7.38%, 05/15/04 (Acquired
  02/06/03; Cost $2,097,000)(a)(b)               2,000,000      2,072,220
-------------------------------------------------------------------------
Yorkshire Power (Cayman Islands)-Series
  2000-1, Pass Through Ctfs., 8.25%, 02/15/05
  (Acquired 06/19/03; Cost $2,725,725)(a)(b)     2,500,000      2,694,525
=========================================================================
    Total Asset-Backed Securities (Cost
      $5,578,867)                                               5,590,042
=========================================================================


                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-43.20%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-11.00%

Pass Through Ctfs.,
  8.00%, 11/20/12                              $ 1,696,989   $  1,819,585
-------------------------------------------------------------------------
  7.50%, 06/01/16 to 09/01/29                   10,793,757     11,510,635
-------------------------------------------------------------------------
  7.00%, 12/01/16 to 01/01/33                    7,841,674      8,309,729
-------------------------------------------------------------------------
  6.00%, 02/01/17 to 03/01/23                    8,262,680      8,453,920
-------------------------------------------------------------------------
  8.50%, 02/01/19 to 08/17/26                    6,454,909      7,033,987
=========================================================================
                                                               37,127,856
=========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-19.41%

Pass Through Ctfs.,
  7.50%, 02/01/15 to 01/01/21                    4,849,086      5,193,738
-------------------------------------------------------------------------
  7.00%, 04/01/15 to 02/01/33                   30,217,670     32,028,680
-------------------------------------------------------------------------
  6.50%, 11/01/16 to 07/01/31                    5,050,941      5,315,356
-------------------------------------------------------------------------
  8.00%, 09/01/17 to 12/01/32                   20,088,296     21,669,786
-------------------------------------------------------------------------
  8.50%, 11/01/24                                1,197,362      1,305,101
=========================================================================
                                                               65,512,661
=========================================================================

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-12.79%

Pass Through Ctfs.,
  7.00%, 05/15/17 to 06/15/32                   14,016,623     14,864,003
-------------------------------------------------------------------------
  6.00%, 06/15/18 to 07/15/33                    8,045,965      8,253,481
-------------------------------------------------------------------------
  7.50%, 06/15/23 to 01/15/32                    8,511,316      9,080,471
-------------------------------------------------------------------------
  6.50%, 07/15/23 to 04/15/33                   10,529,219     10,957,864
=========================================================================
                                                               43,155,819
=========================================================================
    Total U.S. Government Agency Securities
      (Cost $146,361,404)                                     145,796,336
=========================================================================
U.S. TREASURY NOTES-3.48%

2.13%, 10/31/04                                $ 1,800,000   $  1,817,154
-------------------------------------------------------------------------
1.50%, 07/31/05                                 10,000,000      9,942,200
=========================================================================
    Total U.S. Treasury Notes (Cost
      $11,761,838)                                             11,759,354
=========================================================================

                                                 SHARES
MONEY MARKET FUNDS-0.19%

STIC Liquid Assets Portfolio(e)                    322,088        322,088
-------------------------------------------------------------------------
STIC Prime Portfolio(e)                            322,088        322,088
=========================================================================
    Total Money Market Funds (Cost $644,176)                      644,176
=========================================================================
TOTAL INVESTMENTS-101.25% (Cost $342,109,603)                 341,693,000
=========================================================================
OTHER ASSETS LESS LIABILITIES-(1.25%)                          (4,213,018)
=========================================================================
NET ASSETS-100.00%                                           $337,479,982
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Deb.    - Debentures
Gtd.    - Guaranteed
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 07/31/03 was $18,683,407, which represented 5.54% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(b) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 07/31/03 was $17,703,317 which represented 5.25% of the Fund's net assets.
(c) Principal and interest payments are secured by bond insurance provided by one of the following companies: Financial Security Assurance or MBIA Insurance Corp.
(d) Interest rates are redetermined monthly. Rates shown are rates in effect on 07/31/03.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

July 31, 2003

ASSETS:

Investments, at market value (cost
  $341,465,427)                                $341,048,824
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $644,176)                                   644,176
-----------------------------------------------------------
Receivables for:
  Investments sold                               16,702,613
-----------------------------------------------------------
  Fund shares sold                                4,823,998
-----------------------------------------------------------
  Dividends and interest                          3,737,584
-----------------------------------------------------------
Investment for deferred compensation plan             2,794
-----------------------------------------------------------
Other assets                                         56,180
===========================================================
    Total assets                                367,016,169
___________________________________________________________
===========================================================
LIABILITIES:

Payables for:
  Investments purchased                          22,398,417
-----------------------------------------------------------
  Fund shares reacquired                          6,914,138
-----------------------------------------------------------
  Dividends                                          90,885
-----------------------------------------------------------
  Deferred compensation plan                          2,794
-----------------------------------------------------------
Accrued distribution fees                            73,985
-----------------------------------------------------------
Accrued trustees' fees                                  844
-----------------------------------------------------------
Accrued transfer agent fees                          14,183
-----------------------------------------------------------
Accrued operating expenses                           40,941
===========================================================
    Total liabilities                            29,536,187
===========================================================
Net assets applicable to shares outstanding    $337,479,982
___________________________________________________________
===========================================================
NET ASSETS CONSIST OF:

Shares of beneficial interest                  $338,905,872
-----------------------------------------------------------
Undistributed net investment income                  (4,438)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and futures contracts    (1,004,849)
-----------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities                            (416,603)
===========================================================
                                               $337,479,982
___________________________________________________________
===========================================================
CLASS C:

Shares outstanding, $0.01 par value per share    33,687,921
===========================================================
Net asset value and offering price per share   $      10.02
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the period August 30, 2002 (date operations commenced) through July 31, 2003

INVESTMENT INCOME:

Interest                                         $3,648,941
-----------------------------------------------------------
Dividends from affiliated money market funds         70,725
===========================================================
    Total investment income                       3,719,666
===========================================================

EXPENSES:

Advisory fees                                       598,592
-----------------------------------------------------------
Administrative services fees                         45,890
-----------------------------------------------------------
Custodian fees                                       30,473
-----------------------------------------------------------
Distribution fees                                 1,496,479
-----------------------------------------------------------
Transfer agent fees                                  92,949
-----------------------------------------------------------
Trustees' fees                                       10,066
-----------------------------------------------------------
Other                                               125,876
===========================================================
    Total expenses                                2,400,325
===========================================================
Less: Fees waived and expenses paid indirectly     (603,201)
===========================================================
    Net expenses                                  1,797,124
===========================================================
Net investment income                             1,922,542
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                             725,428
-----------------------------------------------------------
  Futures contracts                                  (2,962)
===========================================================
                                                    722,466
===========================================================
Change in net unrealized appreciation
  (depreciation) of investment securities          (416,603)
===========================================================
Net gain from investment securities and futures
  contracts                                         305,863
===========================================================
Net increase in net assets resulting from
  operations                                     $2,228,405
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

For the period August 30, 2002 (date operations commenced) through July 31, 2003

----------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                         $  1,922,542
----------------------------------------------------------------------------
  Net realized gain from investment securities and futures
    contracts                                                        722,466
----------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                           (416,603)
============================================================================
    Net increase in net assets resulting from operations           2,228,405
============================================================================
Distributions to shareholders from net investment income          (3,757,098)
----------------------------------------------------------------------------
Return of capital                                                    (68,668)
============================================================================
    Decrease in net assets resulting from distributions           (3,825,766)
============================================================================
Share transactions-net                                           339,077,343
============================================================================
    Net increase in net assets                                   337,479,982
============================================================================

NET ASSETS:

  Beginning of period                                                     --
============================================================================
  End of period                                                 $337,479,982
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

July 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Short Term Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eight separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers one class of shares. The Fund commenced operations on August 30, 2002. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income consistent with the preservation of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.40% of the Fund's average daily net assets. AIM has contractually agreed to waive and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items and increases in expenses due to expense offset arrangements, if any) of Class C shares to the extent necessary to limit the total annual fund operating expenses of Class C to 1.20%. To the extent that the annualized expense ratio does not exceed the contractual expense limitation, AIM will retain the ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the period August 30, 2002 (date operations commenced) through July 31, 2003, AIM waived fees of $761.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period August 30, 2002 (date operations commenced) through July 31, 2003, AIM was paid $45,890 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period August 30, 2002 (date operations commenced) through July 31, 2003, AFS retained $51,878 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") pursuant to which AIM Distributors serves as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class C shares (the "Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 1.00% of the Fund's average daily net assets of Class C shares. Of these amounts, the Fund may pay a service fee up to 0.25% of the average daily net assets of the Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the Fund. AIM Distributors has contractually agreed to waive 0.40% of the Rule 12b-1 plan fees on Class C shares. Pursuant to the Plan, for the period August 30, 2002 (date operations commenced) through July 31, 2003 the Class C shares paid $897,887 after AIM Distributors waived plan fees of $598,592.

    Contingent deferred sales charges ("CDSC") are not recorded as an expense of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period August 30, 2002 (date operations commenced) to July 31, 2003, AIM Distributors retained $5,546 from Class C shares for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

NOTE 3--INDIRECT EXPENSES

For the period August 30, 2002 (date operations commenced) through July 31, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,775 and reductions in custodian fees of $2,073 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $3,848.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

    During the period August 30, 2002 (date operations commenced) through July 31, 2003, the Fund paid legal fees of $1,750 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the period August 30, 2002 (date operations commenced) through July 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the period August 30, 2002 (date operations commenced) through July 31, 2003 was as follows:

                                          AUGUST 30, 2002
                                          (DATE OPERATIONS
                                           COMMENCED) TO
                                           JULY 31, 2003
----------------------------------------------------------
Distributions paid from ordinary
  income                                        $3,757,098
----------------------------------------------------------
Return of capital                                   68,668
==========================================================
Total distributions                             $3,825,766
__________________________________________________________
==========================================================


Tax Components of Net Assets:

As of July 31, 2003, the components of net assets on a tax basis were as follows:

Unrealized appreciation
  (depreciation) -- investments                $   (446,059)
-----------------------------------------------------------
Temporary book/tax differences                       (4,438)
-----------------------------------------------------------
Capital loss carryforward                           (20,292)
-----------------------------------------------------------
Post-October capital loss deferral                 (955,101)
-----------------------------------------------------------
Shares of beneficial interest                   338,905,872
===========================================================
Total net assets                               $337,479,982
___________________________________________________________
===========================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
July 31, 2011                                      $20,292
==========================================================
Total capital loss carryforward                    $20,292
__________________________________________________________
==========================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the period August 30, 2002 (date operations commenced) through July 31, 2003 was $485,301,832 and $139,376,489, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of July 31, 2003 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $ 2,345,827
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (2,791,886)
===========================================================
Net unrealized appreciation (depreciation)
  of investment securities                      $  (446,059)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $342,139,059.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of certain stock issuance costs, paydown gains (losses) and distributions in excess of income earnings and profits on July 31, 2003, undistributed net investment income was increased by $1,898,786, undistributed net realized gains (losses) decreased by $1,727,315 and shares of beneficial interest decreased by $171,471. This reclassification had no effect on the net assets of the Fund.

NOTE 9--SHARE INFORMATION

The Fund currently offers Class C shares. Class C shares are sold at net asset value. Under some circumstances, Class C shares are subject to CDSC.

                 CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------
                                         AUGUST 30, 2002
                                         (DATE OPERATIONS
                                          COMMENCED) TO
                                          JULY 31, 2003
                                   ----------------------------
                                     SHARES          AMOUNT
---------------------------------------------------------------
Sold                                50,609,851    $ 509,493,749
---------------------------------------------------------------
Issued as reinvestment of
  dividends                            317,302        3,197,003
---------------------------------------------------------------
Reacquired                         (17,239,232)    (173,613,409)
===============================================================
                                    33,687,921    $ 339,077,343
_______________________________________________________________
===============================================================

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding during the period August 30, 2002 (date operations commenced) through July 31, 2003.


                                                                    CLASS C
                                                               ----------------
                                                                AUGUST 30, 2002
                                                               (DATE OPERATIONS
                                                                 COMMENCED) TO
                                                                    JULY 31,
                                                                      2003
-------------------------------------------------------------------------------
Net asset value, beginning of period                               $  10.01
-------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                0.12(a)
-------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)               0.14
===============================================================================
    Total from investment operations                                   0.26
===============================================================================
Less distributions:
  Dividends from net investment income                                (0.25)
-------------------------------------------------------------------------------
  Return of capital                                                   (0.00)
===============================================================================
    Total distributions                                               (0.25)
===============================================================================
Net asset value, end of period                                     $  10.02
_______________________________________________________________________________
===============================================================================
Total return(b)                                                        2.58%
_______________________________________________________________________________
===============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $337,480
_______________________________________________________________________________
===============================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                     1.20%(c)
-------------------------------------------------------------------------------
  Without fee waivers                                                  1.60%(c)
===============================================================================
Ratio of net investment income to average net assets                   1.28%(c)
_______________________________________________________________________________
===============================================================================
Portfolio turnover rate(d)                                               88%
_______________________________________________________________________________
===============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $162,563,918.
(d)  Not annualized.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Total Return Bond Fund and the Board of Trustees of AIM Investment Securities Funds:



We have audited the accompanying statement of assets and liabilities of AIM Total Return Bond Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Total Return Bond Fund as of July 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                             -s- ERNST & YOUNG LLP
September 10, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS
-----------------------------------------------------------------------
July 31, 2003

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
BONDS & NOTES-52.11%

AEROSPACE & DEFENSE-0.63%

Lockheed Martin Corp.,
  Unsec. Gtd. Unsub. Notes, 7.25%, 05/15/06    $  150,000   $   168,018
-----------------------------------------------------------------------
  Series A, Medium Term Notes, 8.66%,
  11/30/06                                        225,000       258,930
-----------------------------------------------------------------------
Raytheon Co.,
  Notes, 6.75%, 08/15/07                           40,000        44,418
-----------------------------------------------------------------------
  Sr. Unsec. Notes, 6.30%, 03/15/05                75,000        79,682
=======================================================================
                                                                551,048
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.37%

Bank of New York Co., Inc. (The), Sub. Medium
  Term Notes, 7.17%, 03/24/28                     750,000       115,500
-----------------------------------------------------------------------
Bank of New York Institutional Capital Trust-
  Series A, Bonds, 7.78%, 12/01/26 (Acquired
  06/12/03; Cost $238,542)(a)(b)                  200,000       205,282
=======================================================================
                                                                320,782
=======================================================================

AUTOMOBILE MANUFACTURERS-0.64%

DaimlerChrysler N.A. Holding Corp.-Series D,
  Gtd. Medium Term Notes, 3.40%, 12/15/04         550,000       557,529
=======================================================================

BROADCASTING & CABLE TV-4.77%

Clear Channel Communications, Inc.,
  Sr. Unsec. Gtd. Notes, 8.00%, 11/01/08          500,000       563,125
-----------------------------------------------------------------------
  Sr. Unsec. Notes, 7.88%, 06/15/05               175,000       192,031
-----------------------------------------------------------------------
Comcast Cable Communications, Inc., Unsec.
  Unsub. Notes, 8.88%, 05/01/17                   400,000       489,868
-----------------------------------------------------------------------
Comcast Corp.,
  Sr. Unsec. Notes, 8.88%, 04/01/07               150,000       158,608
-----------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 10.50%, 06/15/06         200,000       238,000
-----------------------------------------------------------------------
Continental Cablevision, Inc., Sr. Unsec.
  Deb., 9.50%, 08/01/13                         1,100,000     1,274,691
-----------------------------------------------------------------------
Cox Communications, Inc.,
  Sr. Unsec. Putable Deb., 6.53%, 02/01/08        110,000       118,985
-----------------------------------------------------------------------
  Unsec. Notes, 4.63%, 06/01/13                   100,000        93,470
-----------------------------------------------------------------------
Cox Enterprises, Inc., Notes, 4.38%, 05/01/08
  (Acquired 04/14/03; Cost $249,838)(a)(b)        250,000       253,347
-----------------------------------------------------------------------
TCI Communications Financing III, Gtd. Bonds,
  9.65%, 03/31/27                                 300,000       343,455
-----------------------------------------------------------------------
TCI Communications, Inc., Medium Term Notes,
  8.35%, 02/15/05                                 350,000       375,424
-----------------------------------------------------------------------
Time Warner Inc., Unsec. Notes, 7.75%,
  06/15/05                                         50,000        54,665
=======================================================================
                                                              4,155,669
=======================================================================

CONSUMER FINANCE-3.96%

Capital One Bank-Series 4, Sr. Global Notes,
  6.50%, 07/30/04                                 125,000       129,844
-----------------------------------------------------------------------

-----------------------------------------------------------------------
                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
CONSUMER FINANCE-(CONTINUED)

Capital One Financial Corp., Sr. Unsec.
  Notes,
  7.25%, 12/01/03                              $  150,000   $   151,642
-----------------------------------------------------------------------
  7.25%, 05/01/06                                 675,000       716,344
-----------------------------------------------------------------------
  8.75%, 02/01/07                                 200,000       217,470
-----------------------------------------------------------------------
Ford Motor Credit Co.,
  Notes, 7.50%, 06/15/04                           75,000        78,077
-----------------------------------------------------------------------
  Unsec. Global Notes,
    6.70%, 07/16/04                               270,000       280,155
-----------------------------------------------------------------------
    6.88%, 02/01/06                               235,000       247,927
-----------------------------------------------------------------------
Household Finance Corp.,
  Global Notes, 6.38%, 11/27/12                   200,000       211,220
-----------------------------------------------------------------------
  Medium Term Notes, 3.38%, 02/21/06               50,000        50,521
-----------------------------------------------------------------------
  Sr. Unsec. Global Notes,
    6.50%, 01/24/06                               100,000       108,452
-----------------------------------------------------------------------
    7.63%, 05/17/32                               345,000       387,307
-----------------------------------------------------------------------
    8.00%, 05/09/05                               700,000       770,105
-----------------------------------------------------------------------
MBNA America Bank, N.A., Notes, 6.88%,
  07/15/04 (Acquired 12/04/02; Cost
  $104,633)(a)(b)                                 100,000       104,137
=======================================================================
                                                              3,453,201
=======================================================================

DISTILLERS & VINTNERS-0.27%

Diageo PLC (United Kingdom), Sr. Unsec. Gtd.
  Putable Notes, 7.45%, 04/15/05                  200,000       236,904
=======================================================================

DIVERSIFIED BANKS-5.28%

American Savings Bank, Notes, 6.63%, 02/15/06
  (Acquired 03/05/03; Cost $83,179)(a)(b)          75,000        80,295
-----------------------------------------------------------------------
Bank of America Corp.-Series B, Putable Sub.
  Medium Term Notes, 8.57%, 11/15/04              150,000       187,623
-----------------------------------------------------------------------
Bank One Corp., Sr. Unsec. Unsub. Global
  Notes, 7.63%, 08/01/05                          250,000       276,335
-----------------------------------------------------------------------
BankAmerica Capital II-Series 2, Jr. Unsec.
  Gtd. Sub. Notes, 8.00%, 12/15/26                150,000       156,622
-----------------------------------------------------------------------
BankAmerica Institutional Capital-Series B,
  Gtd. Bonds, 7.70%, 12/31/26 (Acquired
  06/18/03; Cost $235,760)(a)(b)                  200,000       206,738
-----------------------------------------------------------------------
Barnett Capital I, Gtd. Notes, 8.06%,
  12/01/26                                        175,000       188,883
-----------------------------------------------------------------------
Barnett Capital II, Gtd. Bonds, 7.95%,
  12/01/26                                        400,000       426,860
-----------------------------------------------------------------------
Centura Capital Trust I, Gtd. Notes, 8.85%,
  06/01/27 (Acquired 05/22/03; Cost
  $379,629)(a)(b)                                 300,000       323,826
-----------------------------------------------------------------------
Citicorp, Jr. Unsec. Sub. Notes, 6.38%,
  01/15/06                                        100,000       106,645
-----------------------------------------------------------------------
Comerica Inc., Sub. Notes, 4.80%, 05/01/15        100,000        94,101
-----------------------------------------------------------------------
Corporacion Andina de Fomento (Venezuela),
  Global Notes, 5.20%, 05/21/13                   350,000       331,905
-----------------------------------------------------------------------
  Unsec. Global Notes, 6.88%, 03/15/12            200,000       213,560
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

Danske Bank A/S (Denmark), Sub. Yankee Notes,
  6.38%, 06/15/08 (Acquired 08/30/02; Cost
  107,346)(a)(b)                               $  100,000   $   106,572
-----------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Notes,
  8.23%, 02/01/27                                 160,000       171,469
-----------------------------------------------------------------------
Golden State Bancorp. Inc., Sub. Deb.,
  10.00%, 10/01/06                                250,000       293,465
-----------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)-Series 1,
  Unsec. Sub. Floating Rate Euro Notes,
  1.25%, 06/29/49(c)                              300,000       238,363
-----------------------------------------------------------------------
NBD Bank N.A., Unsec. Putable Sub. Deb.,
  8.25%, 11/01/04                                 250,000       298,842
-----------------------------------------------------------------------
Royal Bank of Scotland Group PLC (United
  Kingdom), Sub. Yankee Notes, 4.70%,
  07/03/18                                        175,000       158,261
-----------------------------------------------------------------------
Santander Financial Issuances (Cayman
  Islands), Unsec. Gtd. Sub. Yankee Notes,
  7.00%, 04/01/06                                 100,000       110,588
-----------------------------------------------------------------------
Scotland International Finance No. 2 B.V.
  (Netherlands), Sub. Notes, 4.25%, 05/23/13
  (Acquired 05/20/03; Cost $199,500)(a)(b)        200,000       185,824
-----------------------------------------------------------------------
U.S. Bancorp-Series N, Sr. Medium Term Notes,
  2.75%, 03/30/06                                  50,000        50,219
-----------------------------------------------------------------------
U.S. Bank, N.A., Sub. Global Notes, 4.80%,
  04/15/15                                        300,000       283,644
-----------------------------------------------------------------------
Wells Fargo Financial, Inc., Global Notes,
  6.13%, 02/15/06                                 100,000       109,096
=======================================================================
                                                              4,599,736
=======================================================================

DIVERSIFIED CAPITAL MARKETS-0.54%

Chase Manhattan Corp., Sub. Deb., 7.88%,
  07/15/06                                        100,000       113,302
-----------------------------------------------------------------------
UBS Preferred Funding Trust I, Gtd. Global
  Bonds, 8.62%, 10/29/49                          300,000       361,263
=======================================================================
                                                                474,565
=======================================================================

ELECTRIC UTILITIES-4.64%

AmerenEnergy Generating Co.-Series C, Sr.
  Unsec. Global Notes, 7.75%, 11/01/05             50,000        54,869
-----------------------------------------------------------------------
American Electric Power Co., Inc., Sr. Unsec.
  Unsub. Notes, 5.25%, 06/01/15                   150,000       140,181
-----------------------------------------------------------------------
CenterPoint Energy, Inc.,
  Bonds, 6.85%, 06/01/15 (Acquired 05/21/03;
  Cost $499,790)(a)                               500,000       471,855
-----------------------------------------------------------------------
  Notes, 5.88%, 06/01/08 (Acquired 05/21/03;
  Cost $100,852))(a)                              100,000        98,009
-----------------------------------------------------------------------
Cinergy Corp., Unsec. Sub. Global Deb.,
  6.25%, 09/01/04                                 100,000       104,456
-----------------------------------------------------------------------
Duke Energy Corp.,
  Bonds, 6.45%, 10/15/32                           80,000        77,159
-----------------------------------------------------------------------
  First Mortgage Bonds, 3.75%, 03/05/08
  (Acquired 02/20/03; Cost $99,709)(a)(b)         100,000        99,772
-----------------------------------------------------------------------
Hydro-Quebec (Canada), Gtd. Floating Rate
  Euro Notes, 1.31%, 09/29/49(c)                  350,000       306,361
-----------------------------------------------------------------------
Kansas City Power & Light Co., Sr. Unsec.
  Notes, 7.13%, 12/15/05                          650,000       709,000
-----------------------------------------------------------------------

-----------------------------------------------------------------------
                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
ELECTRIC UTILITIES-(CONTINUED)

MidAmerican Energy Holdings Co., Sr. Unsec.
  Global Notes, 3.50%, 05/15/08                $  350,000   $   339,342
-----------------------------------------------------------------------
Niagara Mohawk Power Corp., First Mortgage
  Bonds, 8.00%, 06/01/04(d)                       210,000       219,824
-----------------------------------------------------------------------
Public Service Co. of Colorado, First
  Mortgage Bonds, 4.88%, 03/01/13 (Acquired
  03/07/03; Cost $139,796)(a)(b)                  140,000       136,151
-----------------------------------------------------------------------
Public Service Co. of New Mexico-Series A,
  Sr. Unsec. Notes, 7.10%, 08/01/05               270,000       295,369
-----------------------------------------------------------------------
South Carolina Electric & Gas Co., First
  Mortgage Bonds, 5.30%, 05/15/33                 150,000       132,696
-----------------------------------------------------------------------
Southern Power Co., Bonds, 4.88%, 07/15/15
  (Acquired 07/01/03; Cost $179,528)(a)(b)        180,000       165,764
-----------------------------------------------------------------------
TXU Corp.-Series B, Sr. Unsec. Notes, 6.38%,
  10/01/04(d)                                     100,000       105,182
-----------------------------------------------------------------------
Wisconsin Public Service Corp., Sr. Sec.
  Notes, 4.88%, 12/01/12                          500,000       494,960
-----------------------------------------------------------------------
Xcel Energy, Inc., Sr. Notes, 3.40%, 07/01/08
  (Acquired 06/19/03; Cost $99,807)(a)(b)         100,000        95,374
=======================================================================
                                                              4,046,324
=======================================================================

ENVIRONMENTAL SERVICES-0.18%

Waste Management, Inc., Unsec. Putable Notes,
  7.10%, 08/01/03                                 150,000       154,716
=======================================================================

GAS UTILITIES-0.63%

CenterPoint Energy Resources Corp., Unsec.
  Deb., 6.50%, 02/01/08                           200,000       208,358
-----------------------------------------------------------------------
Kinder Morgan, Inc., Sr. Unsec. Notes, 6.80%,
  03/01/08                                        250,000       275,787
-----------------------------------------------------------------------
MCN Corp., First Mortgage Bonds, 5.70%,
  03/15/33                                         75,000        69,562
=======================================================================
                                                                553,707
=======================================================================

HEALTH CARE FACILITIES-0.11%

HCA Inc., Notes, 6.25%, 02/15/13                  100,000        94,580
=======================================================================

HOMEBUILDING-0.61%

M.D.C. Holdings, Inc., Sr. Unsec. Gtd. Notes,
  5.50%, 05/15/13                                 400,000       377,092
-----------------------------------------------------------------------
Pulte Homes, Inc., Sr. Unsec. Notes, 6.38%,
  05/15/33                                        175,000       157,850
=======================================================================
                                                                534,942
=======================================================================

HOUSEWARES & SPECIALTIES-0.41%

American Greetings Corp., Unsec. Putable
  Notes, 6.10%, 08/01/08                          350,000       360,062
=======================================================================

HYPERMARKETS & SUPER CENTERS-0.16%

Wal-Mart Stores, Inc., Unsec. Deb., 8.50%,
  09/15/24                                        125,000       138,917
=======================================================================

INTEGRATED OIL & GAS-0.84%

Occidental Petroleum Corp.,
  Sr. Unsec. Notes,
    6.50%, 04/01/05                               250,000       266,697
-----------------------------------------------------------------------
    7.38%, 11/15/08                                60,000        68,047
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
INTEGRATED OIL & GAS-(CONTINUED)

Repsol International Finance B.V.
  (Netherlands), Unsec. Gtd. Global Notes,
  7.45%, 07/15/05                              $   30,000   $    32,896
-----------------------------------------------------------------------
TGT Pipeline LLC, Bonds, 5.20%, 06/01/18
  (Acquired 05/22/03; Cost $398,968)(a)(b)        400,000       365,656
=======================================================================
                                                                733,296
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-5.11%

British Telecommunications PLC (United
  Kingdom), Global Notes, 7.88%, 12/15/05         100,000       112,052
-----------------------------------------------------------------------
Deutsche Telekom International Finance B.V.
  (Netherlands), Unsec. Gtd. Unsub. Global
  Bonds, 8.25%, 06/15/05                          125,000       137,890
-----------------------------------------------------------------------
France Telecom S.A. (France), Sr. Unsec.
  Global Notes, 10.00%, 03/01/31                  250,000       314,053
-----------------------------------------------------------------------
GTE Hawaiian Telephone Co., Inc.-Series A,
  Unsec. Deb., 7.00%, 02/01/06                     75,000        82,698
-----------------------------------------------------------------------
New England Telephone & Telegraph Co., Sr.
  Unsec. Notes, 7.65%, 06/15/07                   150,000       169,556
-----------------------------------------------------------------------
SBC Communications Capital Corp.-Series D,
  Medium Term Notes, 7.11%, 08/14/06               85,000        96,449
-----------------------------------------------------------------------
Sprint Capital Corp.,
  Gtd. Global Notes, 5.88%, 05/01/04              300,000       307,152
-----------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes,
    6.00%, 01/15/07                               750,000       793,335
-----------------------------------------------------------------------
    7.13%, 01/30/06                                50,000        54,116
-----------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Global Notes,
  6.13%, 11/15/08                                 300,000       315,282
-----------------------------------------------------------------------
  Unsec. Gtd. Global Notes,
    7.90%, 03/15/05                               550,000       593,642
-----------------------------------------------------------------------
    8.75%, 03/15/32                               300,000       331,350
-----------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes, 7.50%,
  06/01/07                                        500,000       555,625
-----------------------------------------------------------------------
Verizon Global Funding Corp., Sr. Unsec.
  Unsub. Global Notes, 7.75%, 12/01/30            200,000       223,678
-----------------------------------------------------------------------
Verizon Pennsylvania Inc.-Series A, Global
  Notes, 5.65%, 11/15/11                          350,000       363,807
=======================================================================
                                                              4,450,685
=======================================================================

INVESTMENT BANKING & BROKERAGE-1.95%

Bear Stearns Cos. Inc. (The), Sr. Unsec.
  Global Notes, 3.00%, 03/30/06                    20,000        20,148
-----------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), Global
  Bonds, 7.63%, 08/17/05                          150,000       166,043
-----------------------------------------------------------------------
Goldman Sachs Group, L.P., Unsec. Notes,
  7.25%, 10/01/05 (Acquired 03/18/03; Cost
  $167,339)(a)(b)                                 150,000       164,490
-----------------------------------------------------------------------
Lehman Brothers Inc.,
  Sr. Sub. Deb., 11.63%, 05/15/05                 250,000       287,737
-----------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 7.63%, 06/01/06          150,000       169,410
-----------------------------------------------------------------------

-----------------------------------------------------------------------
                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE-(CONTINUED)

Merrill Lynch & Co., Inc.-Series B, Medium
  Term Notes, 4.54%, 03/08/05                  $  250,000   $   259,595
-----------------------------------------------------------------------
Morgan Stanley,
  Sr. Global Notes, 7.75%, 06/15/05               375,000       413,303
-----------------------------------------------------------------------
  Unsec. Notes, 6.30%, 01/15/06                   200,000       216,344
=======================================================================
                                                              1,697,070
=======================================================================

LIFE & HEALTH INSURANCE-0.40%

John Hancock Global Funding II, Notes, 5.00%,
  07/27/07 (Acquired 06/12/02; Cost
  $99,945)(a)(b)                                  100,000       104,683
-----------------------------------------------------------------------
Lincoln National Corp., Unsec. Deb., 9.13%,
  10/01/24                                        120,000       132,078
-----------------------------------------------------------------------
ReliaStar Financial Corp., Unsec. Notes,
  8.00%, 10/30/06                                 100,000       113,114
=======================================================================
                                                                349,875
=======================================================================

MOVIES & ENTERTAINMENT-0.80%

AOL Time Warner Inc., Sr. Unsec. Gtd. Unsub.
  Global Notes, 6.13%, 04/15/06                   400,000       430,432
-----------------------------------------------------------------------
Viacom Inc., Sr. Unsec. Gtd. Global Bonds,
  5.50%, 05/15/33                                 300,000       265,755
=======================================================================
                                                                696,187
=======================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.44%

Westar Energy, Inc., Sec. First Mortgage
  Global Bonds, 7.88%, 05/01/07                   350,000       385,875
=======================================================================

MUNICIPALITIES-0.41%

Illinois (State of); Unlimited Tax Pension
  Series 2003 GO, 5.10%, 06/01/33(e)              425,000       359,741
=======================================================================

OIL & GAS DRILLING-0.12%

R&B Falcon Corp.-Series B, Sr. Unsec. Notes,
  6.75%, 04/15/05                                 100,000       106,949
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.01%

Anadarko Petroleum Corp. (Canada), Unsec.
  Yankee Deb., 7.38%, 05/15/06                    250,000       280,075
-----------------------------------------------------------------------
Burlington Resources Finance Co. (Canada),
  Sr. Unsec. Gtd. Bonds, 7.20%, 08/15/31          150,000       165,915
-----------------------------------------------------------------------
Kern River Funding Corp., Sr. Gtd. Notes,
  4.89%, 04/30/18 (Acquired 05/20/03; Cost
  $154,842)(a)(b)                                 149,389       144,681
-----------------------------------------------------------------------
Kerr-McGee Corp., Unsec. Gtd. Global Notes,
  5.38%, 04/15/05                                 150,000       157,104
-----------------------------------------------------------------------
Louis Dreyfus Natural Gas Corp., Sr. Sub.
  Notes, 9.25%, 06/15/04                          125,000       131,966
=======================================================================
                                                                879,741
=======================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-0.18%

Petroleos Mexicanos (Mexico), Unsec. Gtd.
  Unsub. Global Notes, 6.50%, 02/01/05            150,000       158,438
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-7.63%

American General Finance Corp.-Series H,
  Medium Term Notes, 2.75%, 06/15/08           $  150,000   $   141,570
-----------------------------------------------------------------------
ASIF Global Financing XIX, Sec. Notes, 4.90%,
  01/17/13 (Acquired 01/08/03; Cost
  $199,374)(a)(b)                                 200,000       194,328
-----------------------------------------------------------------------
ASIF Global Financing XX, Sec. Notes, 2.65%,
  01/17/06 (Acquired 01/08/03; Cost
  $149,763)(a)(b)                                 150,000       151,061
-----------------------------------------------------------------------
Associates Corp. of North America, Sub. Deb.,
  8.15%, 08/01/09                                 375,000       440,573
-----------------------------------------------------------------------
Auburn Hills Trust, Unsec. Gtd. Deb., 12.38%,
  05/01/20                                        200,000       274,624
-----------------------------------------------------------------------
CIT Group Inc.,
  Sr. Floating Rate Medium Term Global Notes,
  2.35%, 11/25/03(f)                              100,000       100,172
-----------------------------------------------------------------------
  Sr. Global Notes, 7.13%, 10/15/04                40,000        42,488
-----------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes, 7.63%,
  08/16/05                                        175,000       192,267
-----------------------------------------------------------------------
Citigroup Capital II, Jr. Gtd. Sub. Bonds,
  7.75%, 12/01/36                                 350,000       369,796
-----------------------------------------------------------------------
Corestates Capital Trust I, Bonds, 8.00%,
  12/15/26 (Acquired 06/18/03; Cost
  $178,733)(a)(b)                                 150,000       162,419
-----------------------------------------------------------------------
FMR Corp., Bonds, 7.57%, 06/15/29 (Acquired
  05/01/02-07/25/02; Cost $218,028)(a)(b)         200,000       231,462
-----------------------------------------------------------------------
General Electric Capital Corp.,
  Gtd. Sub. Notes, 8.13%, 05/15/12                215,000       254,188
-----------------------------------------------------------------------
  Series A, Medium Term Global Notes,
    2.85%, 01/30/06                                25,000        25,320
-----------------------------------------------------------------------
    5.00%, 06/15/07                               200,000       211,550
-----------------------------------------------------------------------
    6.00%, 06/15/12                               100,000       105,042
-----------------------------------------------------------------------
    6.80%, 11/01/05                               400,000       438,528
-----------------------------------------------------------------------
General Motors Acceptance Corp.,
  Global Bonds, 8.00%, 11/01/31                   150,000       146,475
-----------------------------------------------------------------------
  Global Notes,
    4.50%, 07/15/06                               175,000       175,522
-----------------------------------------------------------------------
    5.13%, 05/09/08                               125,000       121,151
-----------------------------------------------------------------------
  Medium Term Notes,
    4.15%, 02/07/05                               550,000       556,188
-----------------------------------------------------------------------
    6.38%, 01/30/04                               150,000       153,309
-----------------------------------------------------------------------
Heller Financial, Inc.-Class A,
  Sr. Unsec. Global Notes, 8.00%, 06/15/05        400,000       441,768
-----------------------------------------------------------------------
  Unsec. Global Notes, 7.38%, 11/01/09             60,000        68,897
-----------------------------------------------------------------------
International Lease Finance Corp.,
  Global Notes, 2.95%, 05/23/06                   100,000        99,975
-----------------------------------------------------------------------
  Notes, 5.13%, 08/01/04                           50,000        51,746
-----------------------------------------------------------------------
Lehman Brothers Holdings Inc., Sr. Notes,
  8.75%, 03/15/05                                 250,000       275,230
-----------------------------------------------------------------------
NiSource Finance Corp., Bonds, 5.40%,
  07/15/14                                        250,000       242,058
-----------------------------------------------------------------------

-----------------------------------------------------------------------
                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Pemex Finance Ltd. (Cayman Islands)- Series
  1999-2, Class A1, Global Bonds, 9.69%,
  08/15/09                                     $  100,000   $   117,287
-----------------------------------------------------------------------
Pemex Project Funding Master Trust, Notes,
  7.38%, 12/15/14 (Acquired 05/28/03; Cost
  $275,348)(a)(b)                                 250,000       259,603
-----------------------------------------------------------------------
Regional Diversified Funding, Sr. Notes,
  9.25%, 03/15/30 (Acquired 01/10/03; Cost
  $165,305)(a)(b)                                 147,325       162,276
-----------------------------------------------------------------------
Washington Mutual Financial Corp., Sr. Unsec.
  Notes, 8.25%, 06/15/05                          400,000       444,112
=======================================================================
                                                              6,650,985
=======================================================================

PACKAGED FOODS & MEATS-0.34%

Kraft Foods Inc.,
  Global Notes,
    5.25%, 06/01/07                                60,000        63,015
-----------------------------------------------------------------------
    5.63%, 11/01/11                               100,000       101,082
-----------------------------------------------------------------------
    6.25%, 06/01/12                               125,000       131,204
=======================================================================
                                                                295,301
=======================================================================

PHARMACEUTICALS-0.06%

Lilly (Eli) & Co., Unsec. Unsub. Global
  Notes, 2.90%, 03/15/08                           50,000        48,828
=======================================================================

PUBLISHING-0.78%

News America Holdings, Sr. Unsec. Gtd. Deb.,
  7.70%, 10/30/25                                 200,000       218,280
-----------------------------------------------------------------------
News America Inc.,
  Bonds, 6.55%, 03/15/33
  (Acquired 03/04/03; Cost $199,578)(a)(b)        200,000       201,084
-----------------------------------------------------------------------
  Notes, 4.75%, 03/15/10 (Acquired 03/04/03;
  Cost $149,945)(a)(b)                            150,000       148,692
-----------------------------------------------------------------------
  Sr. Putable Deb., 6.75%, 01/09/10               100,000       107,962
=======================================================================
                                                                676,018
=======================================================================

REAL ESTATE-1.48%

EOP Operating L.P.,
  Sr. Unsec. Notes,
    6.50%, 06/15/04                               110,000       113,763
-----------------------------------------------------------------------
    7.25%, 06/15/28                               100,000       102,588
-----------------------------------------------------------------------
  Unsec. Gtd. Notes, 6.75%, 02/15/12               20,000        21,553
-----------------------------------------------------------------------
  Unsec. Notes, 8.38%, 03/15/06                   500,000       564,625
-----------------------------------------------------------------------
Simon Property Group, L.P., Notes, 5.45%,
  03/15/13 (Acquired 03/13/03; Cost
  $499,015)(a)(b)                                 500,000       488,545
=======================================================================
                                                              1,291,074
=======================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.50%

Dominion Resources, Inc.-Series F, Sr. Unsec.
  Putable Notes, 5.25%, 08/01/15                  450,000       432,081
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

REGIONAL BANKS-1.00%

Greater Bay Bancorp, Sr. Notes, 5.25%,
  03/31/08 (Acquired 03/19/03; Cost
  $494,580)(a)(b)                              $  500,000   $   492,520
-----------------------------------------------------------------------
KeyBank N.A., Sr. Notes, 4.10%, 06/30/05          100,000       103,480
-----------------------------------------------------------------------
Union Planters Bank, N.A., Unsec. Sub. Notes,
  6.50%, 03/15/08                                 250,000       271,595
=======================================================================
                                                                867,595
=======================================================================

SOVEREIGN DEBT-1.74%

Japan Bank for International Coop. (Japan),
  Unsec. Gtd. Euro Bonds, 6.50%, 10/06/05         100,000       108,750
-----------------------------------------------------------------------
New Brunswick (Province of) (Canada), Sec.
  Yankee Deb., 6.75%, 08/15/13                     60,000        69,378
-----------------------------------------------------------------------
United Mexican States (Mexico),
  Global Notes,
    4.63%, 10/08/08                               300,000       301,575
-----------------------------------------------------------------------
    6.63%, 03/03/15                               150,000       150,188
-----------------------------------------------------------------------
    7.50%, 04/08/33                               700,000       688,625
-----------------------------------------------------------------------
  Series A, Medium Term Global Notes,
  6.38%, 01/16/13                                 200,000       201,800
=======================================================================
                                                              1,520,316
=======================================================================

THRIFTS & MORTGAGE FINANCE-0.27%

Countrywide Home Loans, Inc.,
  Series J, Gtd. Medium Term Global Notes,
  5.50%, 08/01/06                                 125,000       133,683
-----------------------------------------------------------------------
  Series K, Medium Term Global Notes, 3.50%,
  12/19/05                                        100,000       101,613
=======================================================================
                                                                235,296
=======================================================================

TOBACCO-1.22%

Altria Group, Inc., Notes,
  6.80%, 12/01/03                                 950,000       960,688
-----------------------------------------------------------------------
  7.13%, 10/01/04                                 100,000       101,375
=======================================================================
                                                              1,062,063
=======================================================================

TRUCKING-0.52%

Roadway Corp., Sr. Sec. Gtd. Global Notes,
  8.25%, 12/01/08                                 400,000       449,136
=======================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.11%

AT&T Wireless Services Inc., Sr. Unsec.
  Unsub. Global Notes, 8.75%, 03/01/31            300,000       348,096
-----------------------------------------------------------------------
Cingular Wireless LLC, Sr. Unsec. Global
  Notes, 5.63%, 12/15/06                          150,000       163,430
-----------------------------------------------------------------------
TeleCorp PCS, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 10.63%, 07/15/10                  700,000       845,250
-----------------------------------------------------------------------
Tritel PCS Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 10.38%, 01/15/11                         400,000       487,000
=======================================================================
                                                              1,843,776
=======================================================================
    Total Bonds & Notes (Cost $45,898,225)                   45,423,008
=======================================================================

-----------------------------------------------------------------------
                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
ASSET-BACKED SECURITIES-1.02%

OTHER DIVERSIFIED FINANCIAL SERVICES-1.02%

Citicorp Lease-Series 1999-1,
  Class A1, Pass Through Ctfs., 7.22%,
  06/15/05 (Acquired 05/08/02-10/03/02; Cost
  $295,332)(a)(b)                              $  277,505   $   299,381
-----------------------------------------------------------------------
  Class A2, Pass Through Ctfs., 8.04%,
  12/15/19 (Acquired 08/20/02; Cost
  $166,614)(a)(b)                                 150,000       166,360
-----------------------------------------------------------------------
First Industrial Realty Trust, Inc., Pass
  Through Ctfs., 7.38%, 05/15/04 (Acquired
  02/06/03; Cost $104,850)(a)(b)                  100,000       103,611
-----------------------------------------------------------------------
Yorkshire Power (Cayman Islands)-Series
  2000-1, Pass Through Ctfs., 8.25%, 02/15/05
  (Acquired 06/19/03; Cost $327,087)(a)(b)        300,000       323,343
=======================================================================
                                                                892,695
=======================================================================
    Total Asset-Backed Securities (Cost
      $883,575)                                                 892,695
=======================================================================

U.S. GOVERNMENT AGENCY SECURITIES-36.58%

FEDERAL HOME LOAN BANK-1.41%

Unsec. Bonds,
  4.88%, 04/16/04 to 05/15/07                     650,000       684,685
-----------------------------------------------------------------------
  5.70%, 03/03/09                                 500,000       542,060
=======================================================================
                                                              1,226,745
=======================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-8.59%

Pass Through Ctfs.,
  6.00%, 08/01/14 to 10/01/32                   3,732,040     3,804,046
-----------------------------------------------------------------------
  5.50%, 05/01/16                                 619,622       631,695
-----------------------------------------------------------------------
  6.50%, 05/01/16 to 08/01/32                   1,108,148     1,142,949
-----------------------------------------------------------------------
  7.00%, 06/01/16 to 06/01/32                     508,488       533,795
-----------------------------------------------------------------------
  7.50%, 04/01/17 to 03/01/32                     796,350       846,877
-----------------------------------------------------------------------
Unsec. Notes,
  4.88%, 03/15/07                                 500,000       530,995
=======================================================================
                                                              7,490,357
=======================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-20.76%

Deb.,
  5.88%, 02/02/06                                 350,000       379,554
-----------------------------------------------------------------------
Pass Through Ctfs.,
  7.50%, 11/01/15 to 05/01/32                     148,373       157,406
-----------------------------------------------------------------------
  7.00%, 12/01/15 to 02/01/33                   2,657,635     2,788,924
-----------------------------------------------------------------------
  6.50%, 05/01/16 to 10/01/32                   4,223,198     4,349,508
-----------------------------------------------------------------------
  6.00%, 01/01/17 to 03/01/33                   4,154,543     4,219,458
-----------------------------------------------------------------------
  5.50%, 09/01/17                                 533,041       543,610
-----------------------------------------------------------------------
  8.00%, 08/01/21 to 04/01/32                   1,203,423     1,293,912
-----------------------------------------------------------------------
Pass Through Ctfs., TBA,(g)
  5.00%, 08/01/18                               1,542,000     1,542,649
-----------------------------------------------------------------------
  5.50%, 08/01/33                                 818,000       808,919
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-(CONTINUED)

Unsec. Bonds,
  6.63%, 11/15/30                              $   45,000   $    48,241
-----------------------------------------------------------------------
Unsec. Notes,
  5.25%, 06/15/06                                 300,000       322,104
-----------------------------------------------------------------------
  3.25%, 11/15/07                               1,200,000     1,190,820
-----------------------------------------------------------------------
Unsec. Sub. Notes,
  4.75%, 01/02/07                                 150,000       158,102
-----------------------------------------------------------------------
  5.25%, 08/01/12                                 300,000       298,500
=======================================================================
                                                             18,101,707
=======================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-5.16%

Pass Through Ctfs.,
  7.50%, 06/15/23 to 05/15/32                     695,965       741,747
-----------------------------------------------------------------------
  8.50%, 02/15/25                                  66,997        72,736
-----------------------------------------------------------------------
  8.00%, 08/15/25                                  25,476        27,592
-----------------------------------------------------------------------
  7.00%, 04/15/28 to 01/15/32                     795,809       835,605
-----------------------------------------------------------------------
  6.00%, 11/15/28 to 02/15/33                   1,560,920     1,591,195
-----------------------------------------------------------------------
  6.50%, 01/15/29 to 07/15/32                   1,187,376     1,229,313
=======================================================================
                                                              4,498,188
=======================================================================

TENNESSEE VALLEY AUTHORITY-0.66%

Unsec. Bonds,
  7.14%, 05/23/12                                 500,000       572,760
=======================================================================
    Total U.S. Government Agency Securities
      (Cost $32,025,968)                                     31,889,757
=======================================================================

-----------------------------------------------------------------------
                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
U.S. TREASURY SECURITIES-11.86%

U.S. TREASURY NOTES-9.11%

2.13%, 10/31/04                                $1,100,000   $ 1,110,483
-----------------------------------------------------------------------
1.50%, 07/31/05                                 1,000,000       994,220
-----------------------------------------------------------------------
6.50%, 10/15/06                                   100,000       112,234
-----------------------------------------------------------------------
4.75%, 11/15/08                                 1,700,000     1,805,723
-----------------------------------------------------------------------
5.00%, 02/15/11                                 1,000,000     1,056,090
-----------------------------------------------------------------------
3.88%, 02/15/13                                 3,000,000     2,862,180
=======================================================================
                                                              7,940,930
=======================================================================

U.S. TREASURY BONDS-2.75%

7.25%, 05/15/16                                   235,000       286,185
-----------------------------------------------------------------------
7.50%, 11/15/16                                 1,350,000     1,675,053
-----------------------------------------------------------------------
6.25%, 08/15/23                                   400,000       439,124
=======================================================================
                                                              2,400,362
=======================================================================
    Total U.S. Treasury Securities (Cost
      $10,618,805)                                           10,341,292
=======================================================================

                                                 SHARES

MONEY MARKET FUNDS-1.72%

STIC Liquid Assets Portfolio(h)                   750,113       750,113
-----------------------------------------------------------------------
STIC Prime Portfolio(h)                           750,113       750,113
=======================================================================
    Total Money Market Funds (Cost
      $1,500,226)                                             1,500,226
=======================================================================
TOTAL INVESTMENTS-103.29% (Cost $90,926,799)                 90,046,978
=======================================================================
OTHER ASSETS LESS LIABILITIES-(3.29%)                        (2,871,700)
=======================================================================
NET ASSETS-100.00%                                          $87,175,278
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Deb.    - Debentures
GO      - General Obligation Bonds
Gtd.    - Guaranteed
Jr.     - Junior
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 07/31/03 was $6,697,141, which represented 7.68% of the Fund's net assets. Unless otherwise indicated, these securities are not considered illiquid.
(b) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 07/31/03 was $6,127,277 which represented 7.03% of the Fund's net assets.
(c) Interest rates are redetermined semi-annually. Rates shown are rates in effect on 07/31/03.
(d) Principal and interest payments are secured by bond insurance provided by one of the following companies: Financial Security Assurance or MBIA Insurance Corp.
(e) Interest on this security is taxable income to the Fund.
(f) Interest rates are redetermined monthly. Rates shown are rates in effect on 07/31/03.
(g) Security purchased on forward commitment basis. These securities are subject to dollar roll transactions. See Note 1 Section C.
(h) The money market fund and the Fund are affiliated by having the same investment advisor.
See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------
July 31, 2003

ASSETS:

Investments, at market value (cost
  $89,426,573)                                  $88,546,752
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $1,500,226)                               1,500,226
-----------------------------------------------------------
Receivables for:
  Investments sold                                2,018,666
-----------------------------------------------------------
  Dividends and interest                          1,057,614
-----------------------------------------------------------
  Fund shares sold                                  179,558
-----------------------------------------------------------
  Due from advisor                                   18,620
-----------------------------------------------------------
Investment for deferred compensation plan             4,456
-----------------------------------------------------------
Other assets                                         14,881
===========================================================
     Total assets                                93,340,773
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                           5,677,505
-----------------------------------------------------------
  Fund shares reacquired                            339,280
-----------------------------------------------------------
  Dividends                                          22,523
-----------------------------------------------------------
  Deferred compensation plan                          4,456
-----------------------------------------------------------
Accrued distribution fees                            55,881
-----------------------------------------------------------
Accrued trustees' fees                                  791
-----------------------------------------------------------
Accrued transfer agent fees                          33,947
-----------------------------------------------------------
Accrued operating expenses                           31,112
===========================================================
     Total liabilities                            6,165,495
===========================================================
Net assets applicable to shares outstanding     $87,175,278
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                   $87,302,343
-----------------------------------------------------------
Undistributed net investment income                  (5,473)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities and futures contracts       758,229
-----------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities                            (879,821)
===========================================================
                                                $87,175,278
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                         $30,336,007
___________________________________________________________
===========================================================
Class B                                         $47,654,575
___________________________________________________________
===========================================================
Class C                                         $ 9,184,696
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           2,930,167
___________________________________________________________
===========================================================
Class B                                           4,602,982
___________________________________________________________
===========================================================
Class C                                             887,086
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     10.35
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $10.35 divided by
       95.25%)                                  $     10.87
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     10.35
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     10.35
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the year ended July 31, 2003

INVESTMENT INCOME:

Interest                                                      $ 2,469,189
-------------------------------------------------------------------------
Dividends from affiliated money market funds                       29,251
=========================================================================
    Total investment income                                     2,498,440
=========================================================================

EXPENSES:

Advisory fees                                                     306,590
-------------------------------------------------------------------------
Administrative services fees                                       50,000
-------------------------------------------------------------------------
Custodian fees                                                     30,361
-------------------------------------------------------------------------
Distribution fees -- Class A                                       73,324
-------------------------------------------------------------------------
Distribution fees -- Class B                                      335,706
-------------------------------------------------------------------------
Distribution fees -- Class C                                       67,977
-------------------------------------------------------------------------
Transfer agent fees                                               202,615
-------------------------------------------------------------------------
Trustees' fees                                                      8,875
-------------------------------------------------------------------------
Registration and filing fees                                       62,945
-------------------------------------------------------------------------
Other                                                              66,446
=========================================================================
    Total expenses                                              1,204,839
=========================================================================
Less: Fees waived and expenses paid indirectly                   (288,467)
=========================================================================
    Net expenses                                                  916,372
=========================================================================
Net investment income                                           1,582,068
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FUTURES CONTRACTS:

Net realized gain from:
  Investment securities                                         1,398,556
-------------------------------------------------------------------------
  Futures contracts                                                46,592
=========================================================================
                                                                1,445,148
=========================================================================
Change in net unrealized appreciation (depreciation) of
  investment securities                                        (1,022,343)
=========================================================================
Net gain from investment securities and futures contracts         422,805
=========================================================================
Net increase in net assets resulting from operations          $ 2,004,873
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

For the year ended July 31, 2003 and the period December 31, 2001
(Date operations commenced) to July 31, 2002

                                                                 2003           2002
----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 1,582,068    $   139,633
----------------------------------------------------------------------------------------
  Net realized gain from investment securities and futures
    contracts                                                   1,445,148         87,097
----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                      (1,022,343)       142,522
========================================================================================
    Net increase in net assets resulting from operations        2,004,873        369,252
========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (797,837)       (77,172)
----------------------------------------------------------------------------------------
  Class B                                                      (1,033,094)       (73,438)
----------------------------------------------------------------------------------------
  Class C                                                        (208,766)       (27,624)
========================================================================================
    Total distributions from net investment income             (2,039,697)      (178,234)
========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                         (29,369)            --
----------------------------------------------------------------------------------------
  Class B                                                         (47,717)            --
----------------------------------------------------------------------------------------
  Class C                                                          (8,496)            --
========================================================================================
    Total distributions from net realized gains                   (85,582)            --
========================================================================================
    Decrease in net assets resulting from distributions        (2,125,279)      (178,234)
========================================================================================
Share transactions-net:
  Class A                                                      21,104,305      9,251,803
----------------------------------------------------------------------------------------
  Class B                                                      33,005,431     14,591,873
----------------------------------------------------------------------------------------
  Class C                                                       6,138,256      3,012,998
========================================================================================
    Net increase in net assets resulting from share
     transactions                                              60,247,992     26,856,674
========================================================================================
    Net increase in net assets                                 60,127,586     27,047,692
========================================================================================

NET ASSETS:

  Beginning of year                                            27,047,692             --
========================================================================================
  End of year                                                 $87,175,278    $27,047,692
________________________________________________________________________________________
========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

July 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Total Return Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eight separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve maximum total return consistent with preservation of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. The Fund will segregate assets to cover its obligations under dollar roll transactions. The difference between the selling price and the future repurchase price is recorded as an adjustment to interest income.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

G. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $500 million of the Fund's average daily net assets, plus 0.45% on the next $500 million of the Fund's average daily net assets, plus 0.40% on the Fund's average daily net assets in excess of $1 billion. AIM Distributors has agreed to waive up to 0.10% of the Rule 12b-1 plan fees on Class A shares and AIM has contractually agreed to waive advisory fees and/or reimburse expenses for Class A, Class B and Class C shares to the extent necessary to limit total annual operating expenses of Class A shares to 1.25% and has voluntarily agreed to waive advisory fees and/or reimburse expenses of Class A, Class B and Class C shares to the extent necessary to limit total annual operating expenses of Class A shares to 1.00%. The expense limitations exclude interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items and increases in expenses due to expense offset arrangements, if any. Voluntary fee waivers or reimbursements may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers and reimbursements, to the extent that the annualized expense ratio does not exceed the contractual expense limit for the fiscal year, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended July 31, 2003, AIM waived fees of $266,097.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2003, AIM was paid $50,000 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2003, AFS retained $112,730 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the Fund may pay a service fee up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended July 31, 2003, the Class A, Class B and Class C shares paid AIM Distributors $52,374, $335,706 and $67,977, respectively after AIM Distributors waived Class A plan fees of $20,950.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2003, AIM Distributors retained $56,983 in front-end sales commissions from the sale of Class A shares and $0, $44 and $2,635 from Class A, Class B shares and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

NOTE 3--INDIRECT EXPENSES

For the year ended July 31, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,189 and reductions in custodian fees of $231 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $1,420.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

    During the year ended July 31, 2003, the Fund paid $2,694 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. The Fund did not borrow or lend under the facility during the year ended July 31, 2003.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the year ended July 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the year ended July 31, 2003 and the period December 31, 2001 (date operations commenced) through July 31, 2002 were as follows:

                                          2003         2002
-------------------------------------------------------------
Distributions paid from ordinary
  income                               $2,125,279    $178,234
_____________________________________________________________
=============================================================


Tax Components of Net Assets:

As of July 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                   $   758,523
-----------------------------------------------------------
Unrealized appreciation
  (depreciation) -- investments                    (880,115)
-----------------------------------------------------------
Temporary book/tax differences                       (5,473)
-----------------------------------------------------------
Shares of beneficial interest                    87,302,343
===========================================================
Total net assets                                $87,175,278
___________________________________________________________
===========================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended July 31, 2003 was $244,598,621 and $167,959,126, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                         $   844,346
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (1,724,461)
===========================================================
Net unrealized appreciation (depreciation)
  of investment securities                      $  (880,115)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $90,927,093.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of the utilization of a portion of the proceeds from redemptions as distributions for federal income tax purposes, stock issuance cost and paydown gains (losses) on July 31, 2003, undistributed net investment income was increased by $453,374, undistributed net realized gains decreased by $680,162 and shares of beneficial interest increased by $226,788. This reclassification had no effect on the net assets of the Fund.

NOTE 9--SHARE INFORMATION

The Fund currently offers three classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                           CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------
                                                                                               DECEMBER 31, 2001
                                                                                                (DATE OPERATIONS
                                                                                                 COMMENCED) TO
                                                                   YEAR ENDED 2003               JULY 31, 2002
                                                              --------------------------    ------------------------
                                                                SHARES         AMOUNT        SHARES        AMOUNT
--------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      3,675,553    $ 38,439,296      992,436    $10,034,790
--------------------------------------------------------------------------------------------------------------------
  Class B                                                      4,564,339      47,687,420    1,538,451     15,590,664
--------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,230,567      12,857,366      385,449      3,888,452
====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         72,052         755,569        7,294         73,755
--------------------------------------------------------------------------------------------------------------------
  Class B                                                         88,787         931,209        6,117         61,932
--------------------------------------------------------------------------------------------------------------------
  Class C                                                         18,930         198,523        2,532         25,581
====================================================================================================================
Automatic conversion of Class B shares to Class A shares*:
  Class A                                                         79,038         832,366           --             --
--------------------------------------------------------------------------------------------------------------------
  Class B                                                        (79,022)       (832,366)          --             --
====================================================================================================================
Reacquired:
  Class A                                                     (1,811,444)    (18,922,926)     (84,762)      (856,742)
--------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,411,242)    (14,780,832)    (104,448)    (1,060,723)
--------------------------------------------------------------------------------------------------------------------
  Class C                                                       (661,171)     (6,917,633)     (89,221)      (901,035)
====================================================================================================================
                                                               5,766,387    $ 60,247,992    2,653,848    $26,856,674
____________________________________________________________________________________________________________________
====================================================================================================================

* Prior to the year ended July 31, 2003, conversion of Class B shares to Class A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                           CLASS A
                                                              ----------------------------------
                                                                               DECEMBER 31, 2001
                                                                               (DATE OPERATIONS
                                                              YEAR ENDED         COMMENCED) TO
                                                               JULY 31,            JULY 31,
                                                                 2003                2002
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 10.19              $10.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.32(a)             0.18(a)
------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.26                0.23
================================================================================================
    Total from investment operations                              0.58                0.41
================================================================================================
Less distributions:
  Dividends from net investment income                           (0.40)              (0.22)
------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.02)                 --
================================================================================================
    Total distributions                                          (0.42)              (0.22)
================================================================================================
Net asset value, end of period                                 $ 10.35              $10.19
________________________________________________________________________________________________
================================================================================================
Total return(b)                                                   5.77%               4.09%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $30,336              $9,325
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.00%(c)            1.00%(d)
------------------------------------------------------------------------------------------------
  Without fee waivers                                             1.54%(c)            3.21%(d)
================================================================================================
Ratio of net investment income to average net assets              3.07%(c)            3.10%(d)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(e)                                         284%                215%
________________________________________________________________________________________________
================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $20,949,696.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                           CLASS B
                                                              ----------------------------------
                                                                               DECEMBER 31, 2001
                                                                               (DATE OPERATIONS
                                                              YEAR ENDED        COMMENCED) TO
                                                               JULY 31,            JULY 31,
                                                                 2003                2002
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 10.19              $ 10.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.24(a)              0.14(a)
------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.27                 0.22
================================================================================================
    Total from investment operations                              0.51                 0.36
================================================================================================
Less distributions:
  Dividends from net investment income                           (0.33)               (0.17)
------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.02)                  --
================================================================================================
    Total distributions                                          (0.35)               (0.17)
================================================================================================
Net asset value, end of period                                 $ 10.35              $ 10.19
________________________________________________________________________________________________
================================================================================================
Total return(b)                                                   4.98%                3.65%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $47,655              $14,678
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.75%(c)             1.75%(d)
------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.19%(c)             3.86%(d)
================================================================================================
Ratio of net investment income to average net assets              2.32%(c)             2.35%(d)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(e)                                         284%                 215%
________________________________________________________________________________________________
================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $33,570,591.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                           CLASS C
                                                              ----------------------------------
                                                                               DECEMBER 31, 2001
                                                                               (DATE OPERATIONS
                                                              YEAR ENDED        COMMENCED) TO
                                                               JULY 31,            JULY 31,
                                                                 2003                2002
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.19              $10.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.24(a)             0.14(a)
------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.27                0.22
================================================================================================
    Total from investment operations                              0.51                0.36
================================================================================================
Less distributions:
  Dividends from net investment income                           (0.33)              (0.17)
------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.02)                 --
================================================================================================
    Total distributions                                          (0.35)              (0.17)
================================================================================================
Net asset value, end of period                                  $10.35              $10.19
________________________________________________________________________________________________
================================================================================================
Total return(b)                                                   4.98%               3.65%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $9,185              $3,045
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.75%(c)            1.75%(d)
------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.19%(c)            3.86%(d)
================================================================================================
Ratio of net investment income to average net assets              2.32%(c)            2.35%(d)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(e)                                         284%                215%
________________________________________________________________________________________________
================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $6,797,674.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

FINANCIALS

SCHEDULE OF INVESTMENTS

January 31, 2004
(Unaudited)

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
BONDS & NOTES-90.16%

AEROSPACE & DEFENSE-1.63%

Armor Holdings, Inc., Sr. Sub. Notes, 8.25%,
  08/15/13 (Acquired 08/06/03; Cost
  $1,897,883)(a)                               $ 1,930,000   $    2,123,000
---------------------------------------------------------------------------
BE Aerospace, Inc., Sr. Unsec. Notes, 8.50%,
  10/01/10 (Acquired 10/02/03; Cost
  $600,000)(a)                                     600,000          651,000
---------------------------------------------------------------------------
DRS Technologies, Inc., Sr. Sub. Notes,
  6.88%, 11/01/13 (Acquired 10/16/03; Cost
  $1,815,000)(a)                                 1,815,000        1,878,525
---------------------------------------------------------------------------
Hexcel Corp., Sr. Unsec. Sub. Notes, 9.75%,
  01/15/09                                      10,790,000       11,356,475
---------------------------------------------------------------------------
L-3 Communications Corp., Sr. Sub. Notes,
  6.13%, 01/15/14 (Acquired 12/16/03; Cost
  $6,787,557)(a)(b)                              6,915,000        6,915,000
---------------------------------------------------------------------------
Orbital Sciences Corp.-Series B, Sr. Global
  Notes, 9.00%, 07/15/11                         1,880,000        2,030,400
===========================================================================
                                                                 24,954,400
===========================================================================

AIRLINES-1.80%

Continental Airlines, Inc., Notes, 8.00%,
  12/15/05                                       4,575,000        4,460,625
---------------------------------------------------------------------------
Delta Air Lines, Inc.,
  Unsec. Notes, 7.90%, 12/15/09                 11,985,000        9,588,000
---------------------------------------------------------------------------
  Series C, Medium Term Notes, 6.65%,
  03/15/04                                       4,415,000        4,437,075
---------------------------------------------------------------------------
Northwest Airlines Inc.,
  Sr. Unsec. Gtd. Notes, 8.88%, 06/01/06         5,095,000        4,840,250
---------------------------------------------------------------------------
  Unsec. Gtd. Unsub. Notes, 8.52%, 04/07/04      4,255,000        4,276,275
===========================================================================
                                                                 27,602,225
===========================================================================

ALTERNATIVE CARRIERS-0.16%

Block Communications, Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 9.25%, 04/15/09             2,250,000        2,458,125
===========================================================================

APPAREL RETAIL-0.17%

Mothers Work, Inc., Sr. Unsec. Gtd. Notes,
  11.25%, 08/01/10                               2,405,000        2,633,475
===========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.46%

Warnaco Inc., Sr. Notes, 8.88%, 06/15/13
  (Acquired 06/05/03-07/07/03; Cost
  $3,797,400)(a)                                 3,725,000        3,967,125
---------------------------------------------------------------------------
William Carter Co. (The)-Series B, Sr. Unsec.
  Gtd. Sub. Global Notes, 10.88%, 08/15/11       2,675,000        3,129,750
===========================================================================
                                                                  7,096,875
===========================================================================

---------------------------------------------------------------------------
                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE

AUTO PARTS & EQUIPMENT-1.36%

Collins & Aikman Products Co., Sr. Unsec.
  Gtd. Global Notes, 10.75%, 12/31/11          $ 1,145,000   $    1,139,275
---------------------------------------------------------------------------
Dana Corp., Unsec. Global Notes, 10.13%,
  03/15/10                                       1,800,000        2,079,000
---------------------------------------------------------------------------
Dura Operating Corp., Sr. Notes, 8.63%,
  04/15/12 (Acquired 10/29/03; Cost
  $1,850,000)(a)                                 1,850,000        1,988,750
---------------------------------------------------------------------------
Key Plastics Holdings, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 10.25%, 03/15/07
  (Acquired 03/20/97-09/24/99; Cost
  $25,988,502)(a)(b)(c)(d)                      26,310,000           65,775
---------------------------------------------------------------------------
Metaldyne Corp., Sr. Unsec. Gtd. Notes,
  10.00%, 11/01/13 (Acquired 10/20/03; Cost
  $2,270,000)(a)                                 2,270,000        2,349,450
---------------------------------------------------------------------------
Tenneco Automotive Inc.
  Series B, Sr. Sec. Second Lien Global
  Notes, 10.25%, 07/15/13                        2,920,000        3,401,800
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Notes, 11.63%,
  10/15/09                                       4,646,000        5,040,910
---------------------------------------------------------------------------
TRW Automotive Inc., Sr. Global Notes, 9.38%,
  02/15/13                                       4,180,000        4,765,200
===========================================================================
                                                                 20,830,160
===========================================================================

BROADCASTING & CABLE TV-11.77%

Adelphia Communications Corp.,
  Sr. Unsec. Notes, 10.88%, 10/01/10
  (Acquired 09/15/00-12/10/03; Cost
  $17,934,068)(c)                               21,785,000       21,948,387
---------------------------------------------------------------------------
  9.50%, 03/01/05(c)                               925,000          996,687
---------------------------------------------------------------------------
  Series B, Sr. Unsec. Notes, 9.88%, 03/01/07
  (Acquired 08/21/00-12/19/00; Cost
  $3,987,163)(c)                                 4,220,000        4,251,650
---------------------------------------------------------------------------
Allbritton Communications Co., Sr. Unsec.
  Sub. Global Notes, 7.75%, 12/15/12             1,865,000        1,962,912
---------------------------------------------------------------------------
Avalon Cable LLC, Sr. Notes, 11.88%, 12/01/08    5,759,489        6,105,059
---------------------------------------------------------------------------
Charter Communications Holdings, LLC/Charter
  Communications Holdings Capital Corp., Sr.
  Unsec. Sub. Disc. Notes, 9.92%, 04/01/11(e)    9,515,000        8,373,200
---------------------------------------------------------------------------
  Sr. Unsec. Sub. Global Notes, 11.13%,
  01/15/11                                      18,230,000       17,227,350
---------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes, 8.25%, 04/01/07       1,500,000        1,417,500
---------------------------------------------------------------------------
Comcast UK Cable Partners Ltd. (Bermuda), Sr.
  Unsec. Yankee Deb., 11.20%, 11/15/07          14,660,000       14,733,300
---------------------------------------------------------------------------
DIRECTV Holdings LLC/ DIRECTV Financing Co.,
  Inc., Sr. Unsec. Gtd. Global Notes, 8.38%,
  03/15/13                                       7,795,000        8,905,787
---------------------------------------------------------------------------
EchoStar DBS Corp., Sr. Unsec. Gtd. Global
  Notes, 9.13%, 01/15/09                           975,000        1,106,625
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
BROADCASTING & CABLE TV-(CONTINUED)

Granite Broadcasting Corp., Sr. Sec. Notes,
  9.75%, 12/01/10 (Acquired
  12/08/03-12/12/03; Cost $4,565,449)(a)(b)    $ 4,620,000   $    4,620,000
---------------------------------------------------------------------------
Knology, Inc., Sr. Unsec. PIK Notes, 12.00%,
  11/30/09 (Acquired 01/06/98-01/07/04; Cost
  $21,845,530)(a)                               15,436,359       15,706,495
---------------------------------------------------------------------------
Mediacom Broadband LLC, Sr. Unsec. Gtd.
  Global Notes, 11.00%, 07/15/13                 7,410,000        8,262,150
---------------------------------------------------------------------------
Nextmedia Operating Inc., Sr. Unsec. Gtd.
  Sub. Notes, 10.75%, 07/01/11                   1,930,000        2,195,375
---------------------------------------------------------------------------
Paxson Communications Corp.,
  Sr. Unsec. Gtd. Disc. Sub. Global Notes,
  12.25%, 01/15/09(e)                            1,000,000          885,000
---------------------------------------------------------------------------
Pegasus Communications Corp.
  Series B, Sr. Notes, 9.63%, 10/15/05           3,535,000        3,517,325
---------------------------------------------------------------------------
  Series B, Sr. Unsec. Notes, 12.50%,
  08/01/07                                      11,960,000       12,139,400
---------------------------------------------------------------------------
Renaissance Media Group LLC, Sr. Unsec. Gtd.
  Notes, 10.00%, 04/15/08                        3,498,000        3,672,900
---------------------------------------------------------------------------
Salem Communications Holding Corp.-Series B,
  Sr. Unsec. Gtd. Sub. Global Notes, 9.00%,
  07/01/11                                       5,495,000        6,113,187
---------------------------------------------------------------------------
Spanish Broadcasting System, Inc., Sr. Unsec.
  Gtd. Sub. Global Notes, 9.63%, 11/01/09        4,669,000        5,013,339
---------------------------------------------------------------------------
Telewest Communications PLC (Broadcasting-
  Television, Radio & Cable), Sr. Unsec.
  Global Deb., 11.00%, 10/01/07(c)              16,370,000       12,195,650
---------------------------------------------------------------------------
XM Satellite Radio Inc., Sr. Sec. Global
  Notes, 12.00%, 06/15/10                       16,135,000       18,474,575
---------------------------------------------------------------------------
Young Broadcasting Inc., Sr. Sub. Gtd. Global
  Notes, 10.00%, 03/01/11                          735,000          797,475
===========================================================================
                                                                180,621,328
===========================================================================

BUILDING PRODUCTS-0.38%

Building Materials Corp., Sr. Unsec. Gtd.
  Notes, 8.00%, 12/01/08                         5,800,000        5,771,000
===========================================================================

CASINOS & GAMING-1.27%

Caesars Entertainment, Inc., Sr. Unsec. Sub.
  Global Notes, 8.13%, 05/15/11                  3,615,000        4,121,100
---------------------------------------------------------------------------
Herbst Gaming, Inc.-Series B, Sr. Sec. Global
  Notes, 10.75%, 09/01/08                        4,745,000        5,397,437
---------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, Sr. Unsec.
  Gtd. Sub. Global Notes, 8.00%, 04/01/12          910,000        1,003,275
---------------------------------------------------------------------------
Penn National Gaming, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Global Notes, 11.13%,
  03/01/08                                       2,230,000        2,531,050
---------------------------------------------------------------------------
Poster Financial Group Inc., Sr. Sec. Notes,
  8.75%, 12/01/11 (Acquired
  11/18/03-11/19/03; Cost $1,873,125)(a)         1,850,000        1,947,125
---------------------------------------------------------------------------
Venetian Casino Resort, LLC, Sec. Gtd.
  Mortgage Global Notes, 11.00%, 06/15/10        3,905,000        4,490,750
===========================================================================
                                                                 19,490,737
===========================================================================

---------------------------------------------------------------------------
                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE

COMMODITY CHEMICALS-1.31%

Equistar Chemicals L.P./Equistar Funding
  Corp., Sr. Unsec. Gtd. Global Notes,
  10.13%, 09/01/08                             $11,000,000   $   12,045,000
---------------------------------------------------------------------------
ISP Chemco Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Global Notes, 10.25%, 07/01/11            3,840,000        4,281,600
---------------------------------------------------------------------------
Lyondell Chemical Co.-Series B, Sr. Sec. Gtd.
  Notes, 9.88%, 05/01/07                         1,000,000        1,025,000
---------------------------------------------------------------------------
Methanex Corp. (Canada), Sr. Unsec. Notes,
  8.75%, 08/15/12                                2,420,000        2,740,650
===========================================================================
                                                                 20,092,250
===========================================================================

COMMUNICATIONS EQUIPMENT-0.94%

Corning Inc., Unsec. Deb., 6.75%, 09/15/13       2,310,000        2,402,400
---------------------------------------------------------------------------
Lucent Technologies Inc.,
  Unsec. Unsub. Global Deb., 6.45%, 03/15/29     7,515,000        6,368,962
---------------------------------------------------------------------------
  Unsec. Unsub. Notes, 7.25%, 07/15/06           1,835,000        1,910,694
---------------------------------------------------------------------------
Nortel Network Ltd. (Canada), Sr. Global
  Notes, 6.13%, 02/15/06                         3,605,000        3,767,225
===========================================================================
                                                                 14,449,281
===========================================================================

CONSTRUCTION & ENGINEERING-0.10%

Schuff Steel Co., Sr. Unsec. Gtd. Notes,
  10.50%, 06/01/08                               2,120,000        1,590,000
===========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.19%

Case New Holland Inc., Sr. Notes, 9.25%,
  08/01/11 (Acquired 07/29/03-08/18/03; Cost
  $5,632,776)(a)                                 5,695,000        6,492,300
---------------------------------------------------------------------------
Terex Corp., Sr. Unsec. Gtd. Sub. Global
  Notes, 9.25%, 07/15/11                         9,185,000       10,195,350
---------------------------------------------------------------------------
Wabtec Corp., Sr. Unsec. Gtd. Global Notes,
  6.88%, 07/31/13                                1,545,000        1,653,150
===========================================================================
                                                                 18,340,800
===========================================================================

CONSUMER FINANCE-0.32%

Dollar Financial Group, Inc., Sr. Gtd. Notes,
  9.75%, 11/15/11 (Acquired 11/07/03; Cost
  $4,615,000)(a)                                 4,615,000        4,914,975
===========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.11%

Iron Mountain Inc., Sr. Unsec. Gtd. Sub.
  Notes, 6.63%, 01/01/16                         1,660,000        1,622,650
===========================================================================

DEPARTMENT STORES-0.58%

JC Penney Co. Inc., Sr. Unsec. Notes, 8.00%,
  03/01/10                                       7,760,000        8,885,200
===========================================================================

DISTILLERS & VINTNERS-0.09%

Constellation Brands, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 8.13%, 01/15/12        1,220,000        1,342,000
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

DIVERSIFIED CHEMICALS-0.10%

FMC Corp., Sr. Sec. Global Notes, 10.25%,
  11/01/09                                     $ 1,295,000   $    1,537,812
===========================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.26%

Corrections Corp. of America, Sr. Notes,
  7.50%, 05/01/11                                1,000,000        1,057,500
---------------------------------------------------------------------------
Geo Group Inc. (The), Sr. Unsec. Global
  Notes, 8.25%, 07/15/13                         2,820,000        3,045,600
---------------------------------------------------------------------------
United Rentals (North America), Inc.,
  Sr. Sub. Notes, 7.75%, 11/15/13 (Acquired
  10/28/03; Cost $5,445,000)(a)                  5,445,000        5,553,900
---------------------------------------------------------------------------
  Series B, Sr. Unsec. Gtd. Global Notes,
  10.75%, 04/15/08                               5,455,000        6,300,525
---------------------------------------------------------------------------
  Series B, Sr. Unsec. Gtd. Notes, 10.75%,
  04/15/08                                       2,925,000        3,378,375
===========================================================================
                                                                 19,335,900
===========================================================================

DIVERSIFIED METALS & MINING-0.12%

Massey Energy Co., Sr. Notes, 6.63%, 11/15/10
  (Acquired 11/05/03; Cost $1,850,000)(a)        1,850,000        1,905,500
===========================================================================

DRUG RETAIL-0.76%

Rite Aid Corp., Sr. Global Notes, 9.25%,
  06/01/13                                      10,610,000       11,671,000
===========================================================================

ELECTRIC UTILITIES-2.95%

Allegheny Energy Supply Co., LLC, Unsec.
  Global Notes, 7.80%, 03/15/11                  3,680,000        3,661,600
---------------------------------------------------------------------------
Alliant Energy Resources, Inc., Sr. Unsec.
  Gtd. Conv. Global PHONES, 2.50%, 02/15/30         76,000        2,726,500
---------------------------------------------------------------------------
CMS Energy Corp., Sr. Notes, 7.75%, 08/01/10
  (Acquired 07/09/03; Cost $1,376,419)(a)        1,395,000        1,471,725
---------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes, 8.90%, 07/15/08       4,140,000        4,554,000
---------------------------------------------------------------------------
Dynegy Holdings Inc., Sr. Sec. Gtd. Second
  Priority Notes, 10.13%, 07/15/13 (Acquired
  08/01/03-08/21/03; Cost $8,084,832)(a)         8,130,000        9,197,062
---------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes, 8.75%, 02/15/12       1,935,000        1,964,025
---------------------------------------------------------------------------
LSP Energy L.P./LSP Batesville Funding Corp.-
  Series C, Sr. Sec. Bonds, 7.16%, 01/15/14      3,922,750        3,966,018
---------------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Global
  Notes, 13.50%, 07/15/08                        6,950,000        7,419,125
---------------------------------------------------------------------------
Niagara Mohawk Power Corp., First Mortgage
  Bonds, 9.75%, 11/01/05                         3,200,000        3,624,704
---------------------------------------------------------------------------
Orion Power Holdings, Inc., Sr. Unsec. Global
  Notes, 12.00%, 05/01/10                        2,905,000        3,660,300
---------------------------------------------------------------------------
PG&E Corp., Sr. Sec. Notes, 6.88%, 07/15/08
  (Acquired 06/27/03; Cost $1,735,000)(a)        1,735,000        1,883,325
---------------------------------------------------------------------------
PSE&G Energy Holdings LLC, Unsec. Global
  Notes, 7.75%, 04/16/07                         1,000,000        1,075,000
===========================================================================
                                                                 45,203,384
===========================================================================

---------------------------------------------------------------------------
                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE

ELECTRICAL COMPONENTS & EQUIPMENT-1.12%

Midwest Generation LLC-Series B., Global Pass
  Through Ctfs., 8.56%, 01/02/16               $12,890,000   $   14,114,550
---------------------------------------------------------------------------
Thomas & Betts Corp., Sr. Unsec. Notes,
  7.25%, 06/01/13                                2,885,000        3,115,800
===========================================================================
                                                                 17,230,350
===========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.03%

Communications & Power Industries, Inc., Sr.
  Sub. Notes, 8.00%, 02/01/12 (Acquired
  01/15/04; Cost $500,000)(a)(b)                   500,000          517,500
===========================================================================

ELECTRONIC MANUFACTURING SERVICES-0.51%

Flextronics International Ltd. (Singapore),
  Sr. Sub. Global Notes, 6.50%, 05/15/13         2,000,000        2,090,000
---------------------------------------------------------------------------
Sanmina-SCI Corp., Sr. Sec. Gtd. Global
  Notes, 10.38%, 01/15/10                        4,830,000        5,699,400
===========================================================================
                                                                  7,789,400
===========================================================================

ENVIRONMENTAL SERVICES-0.88%

Allied Waste North America, Inc., Sr. Notes,
  7.88%, 04/15/13                                1,390,000        1,522,050
---------------------------------------------------------------------------
  Series B, Sr. Gtd. Global Notes, 8.88%,
  04/01/08                                         850,000          954,125
---------------------------------------------------------------------------
  Series B, Sr. Sec. Gtd. Sub. Global Notes,
  8.50%, 12/01/08                                8,620,000        9,675,950
---------------------------------------------------------------------------
Synagro Technologies, Inc., Sr. Unsec. Sub.
  Global Notes, 9.50%, 04/01/09                  1,280,000        1,420,800
===========================================================================
                                                                 13,572,925
===========================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.69%

IMC Global Inc., Sr. Notes, 10.88%, 08/01/13
  (Acquired 07/18/03-08/20/03; Cost
  $6,940,553)(a)                                 7,045,000        8,841,475
---------------------------------------------------------------------------
  Series B, Sr. Unsec. Gtd. Global Notes,
  11.25%, 06/01/11                               1,450,000        1,747,250
===========================================================================
                                                                 10,588,725
===========================================================================

FOOD DISTRIBUTORS-0.10%

Pinnacle Foods Holding Corp., Sr. Sub. Notes,
  8.25%, 12/01/13 (Acquired 11/20/03; Cost
  $1,385,000)(a)                                 1,385,000        1,475,025
===========================================================================

FOOD RETAIL-0.84%

Ahold Finance USA, Inc., Sr. Unsec. Gtd.
  Unsub. Notes, 8.25%, 07/15/10                  4,630,000        5,116,150
---------------------------------------------------------------------------
  Series 2001, Class A-1, Gtd. Pass Through
  Ctfs., 7.82%, 01/02/20                         7,371,962        7,703,700
===========================================================================
                                                                 12,819,850
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

FOREST PRODUCTS-0.10%

Millar Western Forest Products Ltd. (Canada),
  Sr. Notes, 7.75%, 11/15/13 (Acquired
  11/20/03; Cost $1,385,000)(a)                $ 1,385,000   $    1,478,487
===========================================================================

GAS UTILITIES-0.47%

Northwest Pipelines Corp., Unsec. Deb. 6.63%,
  12/01/07                                       1,500,000        1,582,500
---------------------------------------------------------------------------
SEMCO Energy, Inc.,
  Sr. Global Notes, 7.75%, 05/15/13              1,890,000        2,032,544
---------------------------------------------------------------------------
  Sr. Unsec. Global Notes, 7.13%, 05/15/08       1,885,000        1,988,675
---------------------------------------------------------------------------
Southern Natural Gas Co., Sr. Unsec. Global
  Notes, 8.88%, 03/15/10                         1,450,000        1,633,062
===========================================================================
                                                                  7,236,781
===========================================================================

GENERAL MERCHANDISE STORES-0.71%

Couche-Tard US L.P./Couche-Tard Finance
  Corp., Sr. Sub. Notes, 7.50%, 12/15/13
  (Acquired 12/11/03; Cost $2,300,000(a)(b))     2,300,000        2,472,500
---------------------------------------------------------------------------
Pantry, Inc. (The), Sr. Unsec. Gtd. Sub.
  Notes, 10.25%, 10/15/07                        8,100,000        8,424,000
===========================================================================
                                                                 10,896,500
===========================================================================

HEALTH CARE DISTRIBUTORS-0.43%

AmerisourceBergen Corp., Sr. Unsec. Gtd.
  Global Notes, 7.25%, 11/15/12                  4,130,000        4,439,750
---------------------------------------------------------------------------
National Nephrology Associates, Inc., Sr.
  Sub. Notes, 9.00%, 11/01/11 (Acquired
  10/16/03; Cost $910,000)(a)                      910,000          948,675
---------------------------------------------------------------------------
Rotech Healthcare Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 9.50%, 04/01/12                  1,150,000        1,219,000
===========================================================================
                                                                  6,607,425
===========================================================================

HEALTH CARE EQUIPMENT-0.67%

Medex, Inc., Sr. Sub. Notes, 8.88%, 05/15/13
  (Acquired 05/14/03-08/05/03; Cost
  $4,238,900)(a)                                 4,125,000        4,506,562
---------------------------------------------------------------------------
MedQuest Inc.-Series B, Sr. Unsec. Gtd. Sub.
  Notes, 11.88%, 08/15/12                        2,880,000        3,225,600
---------------------------------------------------------------------------
Vicar Operating, Inc., Sr. Unsec. Gtd. Notes,
  9.88%, 12/01/09                                2,300,000        2,547,250
===========================================================================
                                                                 10,279,412
===========================================================================

HEALTH CARE FACILITIES-1.70%

Alderwoods Group, Inc., Sr. Unsec. Gtd.
  Bonds, 12.25%, 01/02/09                        2,140,000        2,407,500
---------------------------------------------------------------------------
Ardent Health Services, LLC, Sr. Sub. Notes,
  10.00%, 08/15/13 (Acquired 08/07/03; Cost
  $1,930,000)(a)                                 1,930,000        2,142,300
---------------------------------------------------------------------------
Genesis HealthCare Corp., Sr. Sub. Notes,
  8.00%, 10/15/13 (Acquired 10/23/03; Cost
  $1,815,000)(a)                                 1,815,000        1,923,900
---------------------------------------------------------------------------
Hanger Orthopedic Group, Inc., Sr. Unsec.
  Gtd. Global Notes, 10.38%, 02/15/09            1,920,000        2,198,400
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
HEALTH CARE FACILITIES-(CONTINUED)

Triad Hospitals, Inc., Sr. Sub. Notes, 7.00%,
  11/15/13 (Acquired 11/06/03; Cost
  $9,200,000)(a)                               $ 9,200,000   $    9,568,000
---------------------------------------------------------------------------
United Surgical Partners International, Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes, 10.00%,
  12/15/11                                       6,840,000        7,866,000
===========================================================================
                                                                 26,106,100
===========================================================================

HEALTH CARE SERVICES-0.26%

Quintiles Transnational Corp., Sr. Sub.
  Notes, 10.00%, 10/01/13 (Acquired 09/12/03;
  Cost $3,750,000)(a)                            3,750,000        3,993,750
===========================================================================

HEALTH CARE SUPPLIES-1.14%

Advanced Medical Optics, Inc., Sr. Unsec.
  Gtd. Sub. Global Notes, 9.25%, 07/15/10        1,386,000        1,545,390
---------------------------------------------------------------------------
DJ Orthopedics LLC/DJ Orthopedics Capital
  Corp., Sr. Unsec. Gtd. Sub. Notes, 12.63%,
  06/15/09                                       5,765,000        6,399,150
---------------------------------------------------------------------------
Fisher Scientific International Inc., Sr.
  Unsec. Sub. Global Notes, 8.13%, 05/01/12      8,790,000        9,504,187
===========================================================================
                                                                 17,448,727
===========================================================================

HOME FURNISHINGS-0.12%

Interface, Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 9.50%, 02/01/14 (Acquired
  01/27/04; Cost $1,840,000)(a)(b)               1,840,000        1,835,400
===========================================================================

HOMEBUILDING-1.20%

Beazer Homes USA, Inc., Sr. Unsec. Gtd.
  Global Notes, 8.38%, 04/15/12                  3,775,000        4,228,000
---------------------------------------------------------------------------
Schuler Homes, Inc. Sr. Unsec. Gtd. Sub.
  Global Notes, 10.50%, 07/15/11                 3,000,000        3,495,000
---------------------------------------------------------------------------
Technical Olympic USA, Inc., Sr. Unsec. Gtd.
  Global Notes, 9.00%, 07/01/10                  2,910,000        3,201,000
---------------------------------------------------------------------------
WCI Communities, Inc.,
  Sr. Sub. Notes, 7.88%, 10/01/13 (Acquired
  09/24/03; Cost $1,860,000)(a)                  1,860,000        1,999,500
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Global Notes, 10.63%,
  02/15/11                                       4,770,000        5,449,725
===========================================================================
                                                                 18,373,225
===========================================================================

HOTELS, RESORTS & CRUISE LINES-3.24%

Hilton Hotels Corp., Sr. Unsec. Notes, 7.63%,
  12/01/12                                       2,140,000        2,402,150
---------------------------------------------------------------------------
HMH Properties Inc.-Series B, Sr. Sec. Gtd.
  Notes, 7.88%, 08/01/08                         5,720,000        5,934,500
---------------------------------------------------------------------------
Intrawest Corp. (Canada),
  Sr. Unsec. Gtd. Global Notes, 10.50%,
  02/01/10                                       8,145,000        9,061,312
---------------------------------------------------------------------------
  Sr. Unsec. Global Notes, 7.50%, 10/15/13       2,720,000        2,869,600
---------------------------------------------------------------------------
Kerzner International Ltd. (Bahamas), Sr.
  Unsec. Gtd. Sub. Global Notes, 8.88%,
  08/15/11                                       4,780,000        5,222,150
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
HOTELS, RESORTS & CRUISE LINES-(CONTINUED)

La Quinta Properties, Inc., Sr. Global Notes,
  8.88%, 03/15/11                              $ 4,830,000   $    5,409,600
---------------------------------------------------------------------------
Royal Caribbean Cruises Ltd. (Liberia), Sr.
  Unsec. Notes, 8.00%, 05/15/10                  2,845,000        3,143,725
---------------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes, 8.75%,
  02/02/11                                       7,470,000        8,627,850
---------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.,
  Sr. Gtd. Global Notes, 7.88%, 05/01/12         6,235,000        6,983,200
===========================================================================
                                                                 49,654,087
===========================================================================

HOUSEWARES & SPECIALTIES-0.20%

Jarden Corp., Sr. Unsec. Gtd. Sub. Global
  Notes, 9.75%, 05/01/12                         2,814,000        3,116,505
===========================================================================

INDUSTRIAL CONGLOMERATES-0.44%

Tyco International Group S.A. (Luxembourg)
  -Series A, Sr. Unsec. Gtd. Unsub. Conv.
  Putable Deb., 2.75%, 01/15/08 (Acquired
  01/07/03; Cost $2,334,000)(a)                  2,334,000        2,996,272
---------------------------------------------------------------------------
  -Series B, Sr. Unsec. Gtd. Unsub. Conv.
  Putable Deb., 3.13%, 01/15/15 (Acquired
  01/07/03; Cost $2,674,000)(a)                  2,674,000        3,686,777
===========================================================================
                                                                  6,683,049
===========================================================================

INDUSTRIAL MACHINERY-1.34%

Cabot Safety Corp., Sr. Sub. Notes, 12.50%,
  07/15/05                                       5,630,000        5,714,450
---------------------------------------------------------------------------
Manitowoc Co., Inc. (The), Sr. Unsec. Gtd.
  Sub. Global Notes, 10.50%, 08/01/12            5,720,000        6,549,400
---------------------------------------------------------------------------
Wolverine Tube, Inc., Sr. Notes, 7.38%,
  08/01/08 (Acquired 04/24/03-10/20/03; Cost
  $5,356,881)(a)                                 5,855,000        5,518,337
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes, 10.50%,
  04/01/09                                       2,725,000        2,827,188
===========================================================================
                                                                 20,609,375
===========================================================================

INTEGRATED OIL & GAS-1.60%

PDVSA Finance Ltd. (Cayman Islands), Global
  Notes, 8.50%, 11/16/12                        15,935,000       15,536,625
---------------------------------------------------------------------------
Petrobras International Finance Co. (Cayman
  Islands), Sr. Unsec. Unsub. Global Notes,
  9.13%, 07/02/13                                8,365,000        9,076,025
===========================================================================
                                                                 24,612,650
===========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-3.66%

FairPoint Communications, Inc.-Series B, Sr.
  Unsec. Sub. Notes, 9.50%, 05/01/08               825,000          825,000
---------------------------------------------------------------------------
LCI International, Inc., Sr. Notes, 7.25%,
  06/15/07                                       4,825,000        4,728,500
---------------------------------------------------------------------------
Madison River Capital LLC/Madison River
  Finance Corp., Sr. Unsec. Notes, 13.25%,
  03/01/10                                       6,010,000        6,580,950
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)

NTELOS Inc., Sr. Unsec. Conv. Notes, 9.00%,
  08/15/13 (Acquired 04/10/03; Cost
  $4,950,000)(a)(b)(d)                         $ 4,950,000   $    4,950,000
---------------------------------------------------------------------------
PTC International Finance II S.A.
  (Luxembourg), Sr. Unsec. Gtd. Sub. Yankee
  Notes, 11.25%, 12/01/09                        1,065,000        1,163,513
---------------------------------------------------------------------------
Qwest Capital Funding, Inc.,
  Unsec. Gtd. Global Notes,
  7.00%, 08/03/09                               13,160,000       12,732,300
---------------------------------------------------------------------------
  7.25%, 02/15/11                               18,440,000       17,840,700
---------------------------------------------------------------------------
Qwest Communications International Inc., Sr.
  Floating Rate Notes,
  4.63%, 02/15/09 (Acquired 01/30/04; Cost
  3,680,000)(a)(g)                               3,680,000        3,680,000
---------------------------------------------------------------------------
  7.25%, 02/15/11 (Acquired 01/30/04; Cost
    3,680,000)(a)(g)                             3,680,000        3,654,994
===========================================================================
                                                                 56,155,957
===========================================================================

LEISURE FACILITIES-0.68%

Six Flags, Inc., Sr. Notes, 9.63%, 06/01/14
  (Acquired 12/02/03-12/10/03; Cost
  $6,611,063)(a)                                 6,460,000        6,960,650
---------------------------------------------------------------------------
Universal City Development Partners, Sr.
  Notes, 11.75%, 04/01/10 (Acquired 03/21/03;
  Cost $2,866,186)(a)                            2,900,000        3,447,375
===========================================================================
                                                                 10,408,025
===========================================================================

LEISURE PRODUCTS-0.13%

Bombardier Recreational Products Inc.
  (Canada), Sr. Sub. Notes, 8.38%, 12/15/13
  (Acquired 12/11/03; Cost $1,845,000)(a)(b)     1,845,000        1,974,150
===========================================================================

LIFE & HEALTH INSURANCE-0.12%

Americo Life Inc., Notes, 7.88%, 05/01/13
  (Acquired 04/25/03; Cost $1,877,504)(a)        1,900,000        1,898,157
===========================================================================

MARINE-0.51%

Overseas Shipholding Group, Inc., Sr. Unsec.
  Global Notes, 8.25%, 03/15/13                  5,665,000        6,231,500
---------------------------------------------------------------------------
Stena A.B. (Sweden), Sr. Unsec. Global Notes,
  9.63%, 12/01/12                                1,415,000        1,623,713
===========================================================================
                                                                  7,855,213
===========================================================================

METAL & GLASS CONTAINERS-3.52%

AEP Industries Inc., Sr. Unsec. Sub. Notes,
  9.88%, 11/15/07                                2,045,000        2,121,688
---------------------------------------------------------------------------
Anchor Glass Container Corp., Sr. Sec. Global
  Notes, 11.00%, 02/15/13                        6,490,000        7,658,200
---------------------------------------------------------------------------
BWAY Corp., Sr. Unsec. Gtd. Sub. Global
  Notes, 10.00%, 10/15/10                          800,000          882,000
---------------------------------------------------------------------------
Constar International Inc., Sr. Sub. Notes,
  11.00%, 12/01/12                               2,020,000        1,828,100
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
METAL & GLASS CONTAINERS-(CONTINUED)

Crown European Holdings S.A. (France),
  Sr. Sec. Global Notes, 9.50%, 03/01/11       $ 7,545,000   $    8,525,850
---------------------------------------------------------------------------
  Sr. Sec. Global Notes, 10.88%, 03/01/13        1,000,000        1,180,000
---------------------------------------------------------------------------
Greif Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 8.88%, 08/01/12                         4,775,000        5,264,438
---------------------------------------------------------------------------
Owens-Brockway Glass Container Inc.,
  Sr. Sec. Gtd. Global Notes,
  7.75%, 05/15/11                                2,715,000        2,891,475
---------------------------------------------------------------------------
  8.75%, 11/15/12                                3,900,000        4,329,000
---------------------------------------------------------------------------
Owens-Brockway Glass Container Inc., Sr.
  Unsec. Gtd. Global Notes, 8.25%, 05/15/13      4,150,000        4,523,500
---------------------------------------------------------------------------
Owens-Illinois, Inc., Sr. Unsec. Deb., 7.50%,
  05/15/10                                       3,675,000        3,803,625
---------------------------------------------------------------------------
Plastipak Holdings Inc., Sr. Unsec. Gtd.
  Global Notes, 10.75%, 09/01/11                 4,870,000        5,478,750
---------------------------------------------------------------------------
Pliant Corp., Sr. Sec. Second Lien Global
  Notes, 11.13%, 09/01/09                        3,775,000        3,907,125
---------------------------------------------------------------------------
Stone Container Corp., Sr. Unsec. Global
  Notes, 8.38%, 07/01/12                           165,000          181,500
---------------------------------------------------------------------------
U.S. Can Corp., Sr. Sec. Notes 10.88%,
  07/15/10                                       1,395,000        1,457,775
===========================================================================
                                                                 54,033,026
===========================================================================

MOVIES & ENTERTAINMENT-0.48%

AMC Entertainment Inc., Sr. Unsec. Sub.
  Notes, 9.88%, 02/01/12                         4,000,000        4,440,000
---------------------------------------------------------------------------
River Rock Entertainment Authority, Sr.
  Notes, 9.75%, 11/01/11 (Acquired 11/04/03;
  Cost $1,825,044)(a)                            1,850,000        2,044,250
---------------------------------------------------------------------------
Sun Media Corp. (Canada), Sr. Unsec. Gtd.
  Global Notes, 7.63%, 02/15/13                    825,000          895,125
===========================================================================
                                                                  7,379,375
===========================================================================

MULTI-UTILITIES & UNREGULATED POWER-6.89%

AES Corp. (The),
  Sr. Sec. Second Priority Notes, 8.75%,
  05/15/13 (Acquired 05/01/03-08/12/03; Cost
  $3,664,525)(a)                                 3,700,000        4,093,125
---------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 8.50%, 11/01/07         8,845,000        9,110,350
---------------------------------------------------------------------------
AES Red Oak LLC-Series A, Sr. Sec. Bonds,
  8.54%, 11/30/19                                8,676,973        9,631,441
---------------------------------------------------------------------------
Calpine Canada Energy Finance ULC (Canada),
  Sr. Unsec. Gtd. Notes, 8.50%, 05/01/08         6,295,000        5,161,900
---------------------------------------------------------------------------
Calpine Corp.,
  Sr. Sec. Notes, 8.75%, 07/15/13 (Acquired
  07/10/03-11/07/03; Cost $6,752,525)(a)         6,810,000        6,588,675
---------------------------------------------------------------------------
  Sr. Unsec. Conv. Putable Notes, 4.00%,
  12/26/04                                       3,330,000        3,309,188
---------------------------------------------------------------------------
  Sr. Unsec. Notes, 8.25%, 08/15/05             13,470,000       13,133,250
---------------------------------------------------------------------------
El Paso Production Holding Co., Sr. Unsec.
  Gtd. Global Notes, 7.75%, 06/01/13            10,960,000       10,905,200
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
MULTI-UTILITIES & UNREGULATED POWER-(CONTINUED)

Mirant Americas Generation, LLC, Sr. Unsec.
  Notes, 7.63%, 05/01/06 (Acquired 05/01/03-
  07/10/03; Cost $7,725,725)(b)(f)             $ 9,685,000   $    8,377,525
---------------------------------------------------------------------------
Northwest Pipelines Corp., Sr. Unsec. Gtd.
  Global Notes, 8.13%, 03/01/10                    630,000          693,788
---------------------------------------------------------------------------
NRG Energy, Inc., Sr. Sec. Second Priority
  Notes, 8.00%, 12/15/13 (Acquired 12/17/03-
  01/21/04; Cost $5,530,000)(a)(b)               5,350,000        5,564,000
---------------------------------------------------------------------------
Reliant Energy Mid-Atlantic Power Holdings,
  LLC-Series B, Sr. Unsec. Pass Through
  Ctfs., 9.24%, 07/02/17                         2,956,853        3,385,596
---------------------------------------------------------------------------
Reliant Resources, Inc.,
  Sec. Global Notes, 9.50%, 07/15/13             4,805,000        5,237,450
---------------------------------------------------------------------------
  Sr. Sec. Global Notes, 9.25%, 07/15/10         4,805,000        5,201,413
---------------------------------------------------------------------------
Williams Cos., Inc. (The),
  Sr. Notes, 7.13%, 09/01/11                     9,580,000       10,106,900
---------------------------------------------------------------------------
  Sr. Notes, 8.63%, 06/01/10                     4,665,000        5,178,150
===========================================================================
                                                                105,677,951
===========================================================================

OFFICE ELECTRONICS-0.79%

Xerox Corp.,
  Sr. Unsec. Notes, 7.13%, 06/15/10              3,650,000        3,932,875
---------------------------------------------------------------------------
  7.63%, 06/15/13                                7,545,000        8,148,600
===========================================================================
                                                                 12,081,475
===========================================================================

OFFICE SERVICES & SUPPLIES-0.33%

IOS Capital, Inc., Sr. Unsec. Notes, 7.25%,
  06/30/08                                       2,920,000        3,157,250
---------------------------------------------------------------------------
Moore North America Finance Inc., Sr. Notes,
  7.88%, 01/15/11                                1,650,000        1,864,500
===========================================================================
                                                                  5,021,750
===========================================================================

OIL & GAS DRILLING-0.35%

Pride International, Inc., Sr. Unsec. Notes,
  10.00%, 06/01/09                               5,000,000        5,362,500
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.26%

Grant Prideco Escrow Corp., Sr. Unsec. Gtd.
  Global Notes, 9.00%, 12/15/09                  2,740,000        3,096,200
---------------------------------------------------------------------------
Grant Prideco, Inc.-Series B, Sr. Unsec. Gtd.
  Global Notes, 9.63%, 12/01/07                  1,475,000        1,696,250
---------------------------------------------------------------------------
GulfMark Offshore, Inc., Sr. Unsec. Gtd.
  Notes, 8.75%, 06/01/08                         3,600,000        3,717,000
---------------------------------------------------------------------------
Hanover Compressor Co.,
  Sr. Notes, 8.63%, 12/15/10                     1,845,000        1,983,375
---------------------------------------------------------------------------
  Sub. Disc. Notes, 11.00%, 03/31/07(h)          1,850,000        1,406,000
---------------------------------------------------------------------------
SESI, LLC, Sr. Unsec. Gtd. Global Notes,
  8.88%, 05/15/11                                6,815,000        7,462,425
===========================================================================
                                                                 19,361,250
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

OIL & GAS EXPLORATION & PRODUCTION-0.12%

Vintage Petroleum, Inc., Sr. Unsec. Global
  Notes, 8.25%, 05/01/12                       $ 1,685,000   $    1,878,775
===========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-2.02%

CITGO Petroleum Corp., Sr. Unsec. Global
  Notes, 11.38%, 02/01/11                        9,530,000       11,483,650
---------------------------------------------------------------------------
El Paso CGP Co., Unsec. Notes, 7.75%,
  06/15/10                                       2,990,000        2,821,813
---------------------------------------------------------------------------
GulfTerra Energy Partners, L.P.,
  Sr. Unsec. Global Notes, 6.25%, 06/01/10       2,805,000        2,938,238
---------------------------------------------------------------------------
  Series B, Sr. Unsec. Gtd. Sub. Global
  Notes, 8.50%, 06/01/11                         6,801,000        7,753,140
---------------------------------------------------------------------------
Premcor Refining Group Inc. (The),
  Sr. Unsec. Global Notes,
  7.50%, 06/15/15                                3,740,000        4,034,525
---------------------------------------------------------------------------
  9.50%, 02/01/13                                1,665,000        1,950,131
===========================================================================
                                                                 30,981,497
===========================================================================

PACKAGED FOODS & MEATS-1.04%

Burns Philip Capital Property Ltd./Burns
  Philip Capital U.S., Inc., Sr. Unsec.
  Notes, 9.50%, 11/15/10 (Acquired 08/21/03;
  Cost $3,615,300)(a)                            3,510,000        3,798,487
---------------------------------------------------------------------------
Del Monte Corp., Sr. Unsec. Sub. Global
  Notes, 8.63%, 12/15/12                         1,505,000        1,685,600
---------------------------------------------------------------------------
Dole Food Co., Inc., Sr. Unsec. Global Notes,
  8.88%, 03/15/11                                9,485,000       10,504,638
===========================================================================
                                                                 15,988,725
===========================================================================

PAPER PACKAGING-0.26%

Jefferson Smurfit Corp., Sr. Unsec. Gtd.
  Unsub. Global Notes, 7.50%, 06/01/13           3,775,000        3,982,625
===========================================================================

PAPER PRODUCTS-2.05%

Appleton Papers Inc.-Series B, Sr. Unsec.
  Gtd. Sub. Global Notes, 12.50%, 12/15/08       1,490,000        1,698,600
---------------------------------------------------------------------------
Bowater Inc., Global Notes, 6.50%, 06/15/13      8,220,000        8,044,010
---------------------------------------------------------------------------
Cascades Inc. (Canada), Sr. Unsec. Global
  Notes, 7.25%, 02/15/13                         5,455,000        5,891,400
---------------------------------------------------------------------------
Georgia-Pacific Corp.,
  Sr. Gtd. Global Notes, 7.38%, 07/15/08         3,850,000        4,138,750
---------------------------------------------------------------------------
  Sr. Notes, 8.00%, 01/15/24 (Acquired
  12/04/03; Cost $2,770,000)(a)(b)               2,770,000        2,866,950
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes,
  8.88%, 02/01/10                                5,320,000        6,091,400
---------------------------------------------------------------------------
  9.38%, 02/01/13                                1,625,000        1,860,625
---------------------------------------------------------------------------
Norske Skog Canada Ltd. (Canada)-Series D,
  Sr. Unsec. Gtd. Global Notes, 8.63%,
  06/15/11                                         800,000          848,000
===========================================================================
                                                                 31,439,735
===========================================================================

---------------------------------------------------------------------------
                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE

PERSONAL PRODUCTS-0.94%

Central Garden & Pet Co., Sr. Unsec. Gtd.
  Sub. Global Notes, 9.13%, 02/01/13           $ 1,440,000   $    1,623,600
---------------------------------------------------------------------------
Elizabeth Arden, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 7.75%, 01/15/14 (Acquired 01/08/04;
  Cost $6,450,000)(a)(b)                         6,450,000        6,643,500
---------------------------------------------------------------------------
Herbalife International, Inc., Sr. Unsec.
  Gtd. Sub. Global Notes, 11.75%, 07/15/10       5,270,000        6,139,550
===========================================================================
                                                                 14,406,650
===========================================================================

PHARMACEUTICALS-1.42%

aaiPharma Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 11.00%, 04/01/10                        7,950,000        9,102,750
---------------------------------------------------------------------------
Athena Neurosciences Finance, LLC., Sr.
  Unsec. Gtd. Unsub. Notes, 7.25%, 02/21/08     10,105,000        9,801,850
---------------------------------------------------------------------------
Valeant Pharmaceuticals International, Sr.
  Notes, 7.00%, 12/15/11 (Acquired 12/09/03;
  Cost $2,781,100)(a)(b)                         2,765,000        2,861,775
===========================================================================
                                                                 21,766,375
===========================================================================

PUBLISHING-1.04%

Dex Media East LLC/Dex Media East Finance
  Co., Sr. Unsec. Gtd. Global Notes, 9.88%,
  11/15/09                                       1,175,000        1,339,500
---------------------------------------------------------------------------
Dex Media Inc., Disc. Notes, 9.00%, 11/15/13
  (Acquired 11/03/03; Cost $1,781,498)(a)(e)     2,770,000        1,918,225
---------------------------------------------------------------------------
Medianews Group Inc., Sr. Sub. Notes, 6.88%,
  10/01/13 (Acquired 11/20/03; Cost
  $3,201,996)(a)                                 3,230,000        3,310,750
---------------------------------------------------------------------------
PRIMEDIA Inc., Sr. Notes, 8.00%, 05/15/13
  (Acquired 05/08/03-08/18/03; Cost
  $7,600,681)(a)                                 7,665,000        7,818,300
===========================================================================
Von Hoffmann Corp., Sr. Unsec. Gtd. Notes,
  10.25%, 03/15/09 (Acquired 10/07/03; Cost
  $1,518,875)(a)                                 1,450,000        1,566,000
===========================================================================
                                                                 15,952,775
===========================================================================

RAILROADS-1.06%

Grupo Transportacion Ferroviaria Mexicana,
  S.A. de C.V. (Mexico), Sr. Gtd. Yankee
  Notes, 10.25%, 06/15/07                        3,395,000        3,564,750
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Yankee Deb., 11.75%,
  06/15/09                                       8,223,000        8,469,690
---------------------------------------------------------------------------
Kansas City Southern Railway, Sr. Unsec. Gtd.
  Global Notes, 9.50%, 10/01/08                  3,829,000        4,312,411
===========================================================================
                                                                 16,346,851
===========================================================================

REAL ESTATE-1.22%

Host Marriott L.P.
  Series G, Sr. Gtd. Global Notes, 9.25%,
  10/01/07                                       5,400,000        6,061,500
---------------------------------------------------------------------------
  Series I, Unsec. Gtd. Global Notes, 9.50%,
  01/15/07                                       1,420,000        1,592,175
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
REAL ESTATE-(CONTINUED)

iStar Financial Inc.,
  Sr. Unsec. Notes,
  6.50%, 12/15/13                              $ 3,690,000   $    3,828,375
---------------------------------------------------------------------------
  8.75%, 08/15/08                                  615,000          705,713
---------------------------------------------------------------------------
MeriStar Hospitality Corp., Sr. Unsec. Gtd.
  Global Notes, 9.13%, 01/15/11                  4,570,000        4,889,900
---------------------------------------------------------------------------
Ventas Realty L.P./Ventas Capital Corp., Sr.
  Unsec. Gtd. Global Notes, 8.75%, 05/01/09      1,525,000        1,700,375
===========================================================================
                                                                 18,778,038
===========================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.13%

LNR Property Corp., Sr. Sub. Notes, 7.25%,
  10/15/13 (Acquired 10/15/03; Cost
  $1,850,000)(a)                                 1,850,000        1,970,250
===========================================================================

REGIONAL BANKS-0.55%

Western Financial Bank, Unsec. Sub. Deb.,
  8.88%, 08/01/07                                   95,000           97,375
---------------------------------------------------------------------------
  9.63%, 05/15/12                                7,225,000        8,308,750
===========================================================================
                                                                  8,406,125
===========================================================================

SEMICONDUCTOR EQUIPMENT-0.13%

Amkor Technology, Inc., Sr. Unsec. Global
  Notes, 7.75%, 05/15/13                         1,880,000        2,011,600
===========================================================================

SEMICONDUCTORS-0.36%

Viasystems Inc., Sr. Sub. Notes, 10.50%,
  01/15/11 (Acquired 12/12/03-01/05/04; Cost
  $5,146,163)(a)(b)                              5,005,000        5,580,575
===========================================================================

SOFT DRINKS-0.06%

Cott Beverages Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 8.00%, 12/15/11                    850,000          935,000
===========================================================================

SPECIALTY CHEMICALS-3.27%

Huntsman Advanced Materials LLC, Sr. Sec.
  Second Lien Notes, 11.00%, 07/15/10
  (Acquired 06/23/03; Cost $2,730,000)(a)        2,730,000        3,105,375
---------------------------------------------------------------------------
Huntsman International LLC, Sr. Unsec. Gtd.
  Global Notes, 9.88%, 03/01/09                 12,790,000       14,005,050
---------------------------------------------------------------------------
Huntsman LLC, Sr. Gtd. Notes, 11.63%,
  10/15/10 (Acquired 09/16/03-12/03/03; Cost
  $5,044,112)(a)                                 5,095,000        5,375,225
---------------------------------------------------------------------------
Millennium America Inc.,
  Sr. Notes, 9.25%, 06/15/08 (Acquired
  04/22/03-11/12/03; Cost $2,860,913)(a)         2,680,000        2,948,000
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes, 9.25%,
  06/15/08                                       1,285,000        1,413,500
---------------------------------------------------------------------------
Nalco Finance Holdings Inc., Sr. Disc. Notes,
  9.00%, 02/01/14 (Acquired 01/15/04; Cost
  $5,318,658)(a)(b)(e)                           8,280,000        5,299,200
---------------------------------------------------------------------------
OM Group, Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 9.25%, 12/15/11                         9,355,000        9,775,975
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
SPECIALTY CHEMICALS-(CONTINUED)

Resolution Performance Products LLC, Sec.
  Notes, 8.00%, 12/15/09 (Acquired 12/17/03;
  Cost $350,000)(a)(b)                         $   350,000   $      362,250
---------------------------------------------------------------------------
Rhodia S.A. (France), Sr. Notes, 7.63%,
  06/01/10 (Acquired 05/20/03; Cost
  $1,860,000)(a)                                 1,860,000        1,748,400
---------------------------------------------------------------------------
Westlake Chemical Corp., Sr. Unsec. Gtd.
  Global Notes, 8.75%, 07/15/11                  5,585,000        6,087,650
===========================================================================
                                                                 50,120,625
===========================================================================

SPECIALTY STORES-0.68%

CSK Auto Inc., Sr. Gtd. Sub. Notes, 7.00%,
  01/15/14 (Acquired 01/09/04; Cost
  $2,300,000)(a)(b)                              2,300,000        2,334,500
---------------------------------------------------------------------------
Petco Animal Supplies Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 10.75%, 11/01/11            4,740,000        5,664,300
---------------------------------------------------------------------------
Petro Stopping Centers L.P., Sr. Unsec.
  Notes, 10.50%, 02/01/07                        2,400,000        2,466,000
===========================================================================
                                                                 10,464,800
===========================================================================

STEEL-0.79%

IPSCO, Inc. (Canada), Sr. Global Notes,
  8.75%, 06/01/13                                5,935,000        6,780,738
---------------------------------------------------------------------------
MMI Products, Inc.-Series B, Sr. Unsec. Sub.
  Notes, 11.25%, 04/15/07                        6,150,000        5,289,000
===========================================================================
                                                                 12,069,738
===========================================================================

TRUCKING-0.38%

Laidlaw International Inc., Sr. Notes,
  10.75%, 06/15/11 (Acquired 05/22/03-
  11/20/03; Cost $5,487,752)(a)                  5,045,000        5,801,750
===========================================================================

WIRELESS TELECOMMUNICATION SERVICES-7.30%

AirGate PCS, Inc., Sr. Sub. Disc. Notes,
  13.50%, 10/01/09(e)(i)                         9,975,000        9,426,375
---------------------------------------------------------------------------
Alamosa (Delaware), Inc., Sr. Unsec. Gtd.
  Disc. Notes, 12.00%, 07/31/09(e)               5,113,000        4,678,395
---------------------------------------------------------------------------
American Tower Corp., Sr. Global Notes,
  9.38%, 02/01/09                                9,905,000       10,573,588
---------------------------------------------------------------------------
American Tower Escrow Corp., Unsec. Disc.
  Global Notes, 8.00%, 08/01/08(h)               7,220,000        5,072,050
---------------------------------------------------------------------------
Centennial Communications Corp./Centennial
  Cellular Operating Co.,
  Sr. Notes, 8.13%, 02/01/14 (Acquired
  01/16/04; Cost $1,750,000)(a)(b)               1,750,000        1,723,750
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes, 10.13%,
  06/15/13                                       8,380,000        9,092,300
---------------------------------------------------------------------------
Crown Castle International Corp., Sr. Global
  Notes, 9.38%, 08/01/11                         4,500,000        4,995,000
---------------------------------------------------------------------------
Dobson Communications Corp., Sr. Global
  Notes, 8.88%, 10/01/13                         5,565,000        5,787,600
---------------------------------------------------------------------------
Horizon PCS, Inc., Sr. Unsec. Gtd. Disc.
  Global Notes, 14.00%, 10/01/10 (Acquired
  09/19/00-10/12/01; Cost
  $2,606,889)(b)(e)(f)                           5,150,000        1,545,000
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)

Innova S. de R.L. (Mexico), Notes, 9.38%,
  09/19/13 (Acquired 09/12/03-12/02/03; Cost
  $9,311,744)(a)                               $ 9,205,000   $    9,872,363
---------------------------------------------------------------------------
iPCS, Inc., Sr. Unsec. Disc. Notes, 14.00%,
  07/15/10 (Acquired 06/30/00-11/08/01; Cost
  $3,623,101)(b)(e)(f)                           6,335,000        1,678,775
---------------------------------------------------------------------------
IWO Holdings, Inc., Sr. Unsec. Gtd. Global
  Notes, 14.00%, 01/15/11                       10,740,000        2,309,100
---------------------------------------------------------------------------
Millicom International Cellular S.A.
  (Luxembourg), Sr. Unsec. Notes, 10.00%,
  12/01/13 (Acquired 11/19/03; Cost
  $925,000)(a)                                     925,000          971,250
---------------------------------------------------------------------------
Nextel Communications, Inc., Sr. Unsec.
  Notes, 7.38%, 08/01/15                         4,410,000        4,740,750
---------------------------------------------------------------------------
Nextel Partners, Inc., Sr. Global Notes,
  8.13%, 07/01/11                                3,710,000        3,914,050
---------------------------------------------------------------------------
NII Holdings Ltd. (Cayman Islands), Sr. Sec.
  Disc. Euro Notes, 13.00%, 11/01/09(e)          1,012,189        1,047,616
---------------------------------------------------------------------------
Rural Cellular Corp., Sr. Unsec. Global
  Notes, 9.88%, 02/01/10                         6,505,000        6,927,825
---------------------------------------------------------------------------
SBA Communications Corp., Sr. Unsec. Global
  Notes, 10.25%, 02/01/09                        8,845,000        8,933,450
---------------------------------------------------------------------------
SBA Telecommunications Inc./SBA
  Communications Corp., Sr. Disc. Notes,
  9.75%, 12/15/11 (Acquired
  12/08/03-01/30/04; Cost
  $4,377,615)(a)(b)(e)                           6,255,000        4,503,600
---------------------------------------------------------------------------
UbiquiTel Operating Co., Sr. Unsec. Gtd.
  Disc. Global Notes, 14.00%, 05/15/10(e)        3,102,000        2,892,615
---------------------------------------------------------------------------
US Unwired Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Disc. Notes, 13.38%, 11/01/09(e)          6,935,000        6,276,175
---------------------------------------------------------------------------
Western Wireless Corp., Sr. Unsec. Global
  Notes, 9.25%, 07/15/13                         4,650,000        5,045,250
===========================================================================
                                                                112,006,877
===========================================================================
    Total Bonds & Notes (Cost $1,309,308,224)                 1,383,372,540
===========================================================================

WARRANTS & OTHER EQUITY INTERESTS-5.75%

ALTERNATIVE CARRIERS-0.00%

KMC Telecom Holdings, Inc.-Wts.,
  expiring 01/31/08(j)                                  35                9
---------------------------------------------------------------------------
WAM!NET Inc.-Wts., expiring 03/01/05(j)             17,100              171
===========================================================================
                                                                        180
===========================================================================

BROADCASTING & CABLE TV-2.16%

CSC Holdings, Inc.-Series M, 11.13% Pfd            106,050       11,214,788
---------------------------------------------------------------------------
Knology, Inc.-Wts., expiring 10/22/07
  (Acquired 03/12/98-02/01/00; Cost
  $270)(a)(b)(d)(j)                                 47,295                0
---------------------------------------------------------------------------
Knology, Inc.(k)                                    64,931          694,763
---------------------------------------------------------------------------
NTL Inc.(k)                                         91,503        6,070,309
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                                 MARKET
                                                 SHARES          VALUE
BROADCASTING & CABLE TV-(CONTINUED)

UnitedGlobalCom, Inc.
  Class A(k)                                     1,442,463   $   13,703,399
---------------------------------------------------------------------------
  Rts.(j)                                          403,890        1,353,030
---------------------------------------------------------------------------
XM Satellite Radio Inc.-Wts.,
  expiring 03/15/10(j)                               3,750          206,250
===========================================================================
                                                                 33,242,539
===========================================================================

COMMUNICATIONS EQUIPMENT-0.00%

Loral Space & Communications, Ltd.-Wts.,
  expiring 12/26/06(j)                              74,000            2,220
===========================================================================

CONSTRUCTION MATERIALS-0.00%

Dayton Superior Corp.-Wts., expiring 06/15/09
  (Acquired 08/07/00-01/30/01; Cost
  $10,000)(a)(b)(j)                                 10,780               11
===========================================================================

GENERAL MERCHANDISE STORES-0.01%

Travelcenters, of America, Inc.
  -Wts., expiring 05/01/09 (Acquired
  01/29/01; Cost $0)(a)(b)(j)                       14,700           77,175
---------------------------------------------------------------------------
  -Wts., expiring 05/01/09(j)                        4,900           25,725
===========================================================================
                                                                    102,900
===========================================================================

HOME FURNISHINGS-0.00%

O'Sullivan Industries, Inc.
  Series B, Pfd. Wts., expiring 11/15/09
  (Acquired 06/13/00; Cost $0)(a)(b)(j)             21,155                0
---------------------------------------------------------------------------
  Wts., expiring 11/15/09 (Acquired 06/13/00;
  Cost $0)(a)(b)(j)                                 21,155                0
===========================================================================
                                                                          0
===========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.64%

McLeodUSA Inc.-Wts., expiring 04/16/07(j)          117,164           97,246
---------------------------------------------------------------------------
NTELOS Inc.
  (Acquired 09/10/03; Cost
  $5,437,500)(a)(b)(d)(k)                          246,764        5,330,103
---------------------------------------------------------------------------
  Wts., expiring 08/15/10 (Acquired 07/21/00-
  11/15/00; Cost $214,160)(a)(b)(j)                 33,035              330
---------------------------------------------------------------------------
XO Communications, Inc.(k)                         528,477        3,863,167
---------------------------------------------------------------------------
  Series A, Wts., expiring 01/16/10(j)              68,148          238,518
---------------------------------------------------------------------------
  Series B, Wts., expiring 01/16/10(j)              51,111          153,333
---------------------------------------------------------------------------
  Series C, Wts., expiring 01/16/10(j)              51,111          122,666
===========================================================================
                                                                  9,805,363
===========================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.68%

AES Trust VII-$3.00 Conv. Pfd.                     226,045       10,454,581
===========================================================================

PUBLISHING-0.69%

PRIMEDIA Inc.
  Series D, 10.00% Pfd.                             70,250        6,954,750
---------------------------------------------------------------------------
  Series F, 9.20% Pfd.                              37,800        3,600,450
===========================================================================
                                                                 10,555,200
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

RAILROADS-0.07%

RailAmerica Inc.-Wts., expiring 08/15/10
  (Acquired 10/05/00; Cost $0)(a)(b)(j)             15,525   $    1,042,038
===========================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.50%

Alamosa Holdings, Inc.-Series B, Conv. Pfd.
  $18.75                                             6,433        2,960,801
---------------------------------------------------------------------------
American Tower Corp.-Wts., expiring 08/01/08
  (Acquired 01/22/03-04/29/03; Cost
  $414,167)(a)(b)(j)                                 7,220        1,063,145
---------------------------------------------------------------------------
Horizon PCS, Inc.-Wts., expiring 10/01/10
  (Acquired 05/02/01; Cost $0)(a)(b)(j)             29,480              295
---------------------------------------------------------------------------
iPCS, Inc.-Wts., expiring 07/15/10 (Acquired
  01/29/01; Cost $0)(a)(b)(j)                        6,880               69
---------------------------------------------------------------------------
IWO Holdings Inc.-Wts., expiring 01/15/11
  (Acquired 08/24/01; Cost $0)(a)(b)(j)             14,340              143
---------------------------------------------------------------------------
NII Holdings Inc.-Class B(k)                       109,549       10,432,351
---------------------------------------------------------------------------
SpectraSite, Inc.(k)                               233,224        8,535,998
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                                 MARKET
                                                 SHARES          VALUE
WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)

UbiquiTel Inc.-Wts., expiring 04/15/10
  (Acquired 08/10/00; Cost $0)(a)(b)(j)             27,680   $          277
===========================================================================
                                                                 22,993,079
===========================================================================
    Total Warrants & Other Equity Interests
      (Cost $64,655,499)                                         88,198,111
===========================================================================

MONEY MARKET FUNDS-2.98%

Liquid Assets Portfolio(l)                      22,908,549       22,908,549
---------------------------------------------------------------------------
STIC Prime Portfolio(l)                         22,908,549       22,908,549
===========================================================================
    Total Money Market Funds (Cost
      $45,817,098)                                               45,817,098
===========================================================================
TOTAL INVESTMENTS-98.89% (Cost
  $1,419,780,821)                                             1,517,387,749
===========================================================================
OTHER ASSETS LESS LIABILITIES-1.11%                              17,041,005
===========================================================================
NET ASSETS-100.00%                                           $1,534,428,754
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

Conv.   - Convertible
Ctfs.   - Certificates
Deb.    - Debentures
Disc.   - Discounted
Gtd.    - Guaranteed
Pfd.    - Preferred
PHONES  - Participation Hybrid Option
        Notes
PIK     - Payment in Kind
Rts.    - Rights
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 01/31/04 was $262,284,929, which represented 17.09% of the Fund's net assets. Not considered to be illiquid unless otherwise indicated.
(b) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 01/31/04 was $80,205,311 which represented 5.23% of the Fund's net assets.
(c) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(d) Security fair valued in accordance with the procedures established by the Board of Trustees.
(e) Discounted bond at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f) Defaulted security. Issuer has filed for protection under Chapter 11 of the U.S. Bankruptcy Code.
(g) Interest rates are redetermined quarterly. Rates shown are rates in effect on 01/31/04.
(h) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(i) Consists of more than one class of securities traded together as a unit.
(j) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(k) Non-income producing security.
(l) The money market fund and the Fund are affiliated by having the same advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost
  $1,373,963,723)                            $ 1,471,570,651
------------------------------------------------------------
Investments in affiliated money market
  funds (cost $45,817,098)                        45,817,098
------------------------------------------------------------
  Total investments (cost $1,419,780,821)      1,517,387,749
------------------------------------------------------------
Cash                                               2,621,811
------------------------------------------------------------
Receivables for:
  Investments sold                                29,018,109
------------------------------------------------------------
  Fund shares sold                                 1,736,494
------------------------------------------------------------
  Dividends and interest                          27,751,660
------------------------------------------------------------
  Investments matured (Note 8)                         6,000
------------------------------------------------------------
  Amount due from advisor                             36,533
------------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                   208,204
------------------------------------------------------------
Other assets                                         147,401
============================================================
    Total assets                               1,578,913,961
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           23,517,078
------------------------------------------------------------
  Fund shares reacquired                          15,571,255
------------------------------------------------------------
  Dividends                                        3,314,714
------------------------------------------------------------
  Deferred compensation and retirement
    plans                                            319,931
------------------------------------------------------------
Accrued distribution fees                            708,439
------------------------------------------------------------
Accrued trustees' fees                                 1,263
------------------------------------------------------------
Accrued transfer agent fees                          819,658
------------------------------------------------------------
Accrued operating expenses                           232,869
============================================================
    Total liabilities                             44,485,207
============================================================
Net assets applicable to shares outstanding  $ 1,534,428,754
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 3,344,906,282
------------------------------------------------------------
Undistributed net investment income               (2,800,989)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                       (1,905,283,467)
------------------------------------------------------------
Unrealized appreciation of investment
  securities                                      97,606,928
============================================================
                                             $ 1,534,428,754
____________________________________________________________
============================================================

NET ASSETS:

Class A                                      $   632,985,736
____________________________________________________________
============================================================
Class B                                      $   528,072,013
____________________________________________________________
============================================================
Class C                                      $    99,854,404
____________________________________________________________
============================================================
Investor Class                               $   273,516,601
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          140,841,922
____________________________________________________________
============================================================
Class B                                          117,131,566
____________________________________________________________
============================================================
Class C                                           22,231,241
____________________________________________________________
============================================================
Investor Class                                    60,847,386
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $          4.49
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $4.49 divided by
      95.25%)                                $          4.71
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                    $          4.51
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                    $          4.49
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                    $          4.50
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended January 31, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $ 59,806,256
--------------------------------------------------------------------------
Dividends                                                        2,722,862
--------------------------------------------------------------------------
Dividends from affiliated money market funds                       188,637
==========================================================================
    Total investment income                                     62,717,755
==========================================================================

EXPENSES:

Advisory fees                                                    3,541,354
--------------------------------------------------------------------------
Administrative services fees                                       171,766
--------------------------------------------------------------------------
Custodian fees                                                      67,636
--------------------------------------------------------------------------
Distribution fees
  Class A                                                          773,902
--------------------------------------------------------------------------
  Class B                                                        2,653,477
--------------------------------------------------------------------------
  Class C                                                          433,377
--------------------------------------------------------------------------
  Investor Class                                                   170,437
--------------------------------------------------------------------------
Transfer agent fees                                              1,548,040
--------------------------------------------------------------------------
Trustees' fees                                                      14,058
--------------------------------------------------------------------------
Other                                                              388,293
==========================================================================
    Total expenses                                               9,762,340
==========================================================================
Less: Fees waived and expense offset arrangements                  (25,074)
==========================================================================
    Net expenses                                                 9,737,266
==========================================================================
Net investment income                                           52,980,489
==========================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES:

Net realized gain from investment securities                    23,908,207
--------------------------------------------------------------------------
Change in net unrealized appreciation of investment
  securities                                                   106,424,521
==========================================================================
Net gain from investment securities                            130,332,728
==========================================================================
Net increase in net assets resulting from operations          $183,313,217
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2004 and the year ended July 31, 2003 (Unaudited)

                                                               JANUARY 31,         JULY 31,
                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   52,980,489    $   95,342,128
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             23,908,207      (164,599,730)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                   106,424,521       278,571,487
==============================================================================================
    Net increase in net assets resulting from operations         183,313,217       209,313,885
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (26,347,010)      (48,175,551)
----------------------------------------------------------------------------------------------
  Class B                                                        (20,624,803)      (41,662,189)
----------------------------------------------------------------------------------------------
  Class C                                                         (3,403,412)       (4,898,704)
----------------------------------------------------------------------------------------------
  Investor Class                                                  (6,095,393)               --
==============================================================================================
    Decrease in net assets resulting from distributions          (56,470,618)      (94,736,444)
==============================================================================================
Share transactions-net:
  Class A                                                         27,819,543        68,038,018
----------------------------------------------------------------------------------------------
  Class B                                                        (49,817,912)       13,140,786
----------------------------------------------------------------------------------------------
  Class C                                                         19,948,441        16,219,386
----------------------------------------------------------------------------------------------
  Investor Class                                                 260,218,166                --
==============================================================================================
    Net increase in net assets resulting from share
     transactions                                                258,168,238        97,398,190
==============================================================================================
    Net increase in net assets                                   385,010,837       211,975,631
==============================================================================================

NET ASSETS:

  Beginning of period                                          1,149,417,917       937,442,286
==============================================================================================
  End of period (including undistributed net investment
    income (loss) of $(2,800,989) and $689,140 for 2004 and
    2003, respectively)                                       $1,534,428,754    $1,149,417,917
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

January 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM High Yield Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end, and as such, the net asset value for shareholder transactions may be different than the net asset value reported in these financial statements. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. REDEMPTION FEES -- Effective November 24, 2003, the Fund instituted a 2% redemption fee on certain share classes that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is accounted for as an addition to paid-in-capital by the Fund and is allocated among the share classes based on the relative net assets of each class.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.625% on the first $200 million of the Fund's average daily net assets, plus 0.55% on the next $300 million of the Fund's average daily net assets, plus 0.50% on the next $500 million of the Fund's average daily net assets, plus 0.45% on the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. For the six months ended January 31, 2004, AIM waived fees of $4,489.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended January 31, 2004, AIM was paid $171,766 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the six months ended January 31, 2004, AISI retained $625,123 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Class A, Class B and Class C Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. The Fund, pursuant to the Investor Class Plan, pays AIM Distributors for its actual expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares. Pursuant to the Plans, for the six months ended January 31, 2004, the Class A, Class B, Class C and Investor Class shares paid $773,902, $2,653,477, $433,377 and $170,437, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2004, AIM Distributors retained $81,183 in front-end sales commissions from the sale of Class A shares and $528,051, $2,510 and $9,672 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.


NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted pursuant to an exemptive order the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees to invest daily available cash balances in affiliated money market funds. Each day the prior day's balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day's available cash. The table below shows the transactions in and earnings from investments in affiliated money market funds for the period ended January 31, 2004.

                                                                 UNREALIZED
                MARKET VALUE     PURCHASES     PROCEEDS FROM    APPRECIATION    MARKET VALUE   DIVIDEND     REALIZED
FUND             07/31/2003       AT COST          SALES       (DEPRECIATION)    01/31/2004     INCOME    GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio     $        --    $ 175,815,959   $(152,907,410)   $         --    $22,908,549    $94,745    $         --
----------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio              --      175,815,959   (152,907,410)              --    $22,908,549     93,892              --
======================================================================================================================
                $        --    $ 351,631,918   $(305,814,820)   $         --    $45,817,098    $188,637   $         --
______________________________________________________________________________________________________________________
======================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from Demand Deposit Account (DDA) balances in transfer agency clearing accounts and custodian credits resulting from periodic overnight cash balances at the custodian. For the six months ended January 31, 2004, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $6,700 and reductions in custodian fees of $13,885 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $20,585.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the six months ended January 31, 2004, the Fund paid legal fees of $4,498 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.
NOTE 6--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended January 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
------------------------------------------------------------
July 31, 2006                                 $  115,531,161
------------------------------------------------------------
July 31, 2007                                    297,433,797
------------------------------------------------------------
July 31, 2008                                    303,063,104
------------------------------------------------------------
July 31, 2009                                    150,303,692
------------------------------------------------------------
July 31, 2010                                    473,407,401
------------------------------------------------------------
July 31, 2011                                    495,360,561
============================================================
Total capital loss carryforward               $1,835,099,716
____________________________________________________________
============================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2004 was $504,697,210 and $646,658,479, respectively.

    Receivable for investments matured represents the estimated proceeds to the Fund by Candescent Technologies Corp. which is in default with respect to the principal payments on $600,000 par value, Senior Unsecured Guaranteed Subordinated Debentures, 8.00%, which was due May 1, 2003. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                        $ 99,553,304
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (54,231,140)
===========================================================
Net unrealized appreciation (depreciation) of
  investment securities                        $ 45,322,164
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $1,472,065,585.

NOTE 9--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C and Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Investor Class shares are sold at net asset value. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                               CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                    YEAR ENDED
                                                                    JANUARY 31, 2004                   JULY 31, 2003
                                                              ----------------------------     -----------------------------
                                                                SHARES          AMOUNT            SHARES          AMOUNT
----------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      60,724,311    $ 251,259,827      163,631,121    $ 631,077,903
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      12,501,959       53,145,245       30,851,723      117,940,158
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                       6,503,962       27,871,437       12,379,160       47,768,358
----------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                             2,207,228        9,650,657               --               --
============================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       3,868,577       16,683,474        7,455,053       28,454,055
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,503,290       10,831,845        5,176,658       19,722,338
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                         545,095        2,358,560          768,448        2,934,254
----------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                             1,172,152        5,172,967               --               --
============================================================================================================================
Issued in connection with acquisitions:
  Class A                                                       3,472,810(b)    14,863,501(b)     8,999,611(c)    37,602,120(c)
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                         625,758(b)     2,692,622(b)    10,480,525(c)    43,922,476(c)
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                       3,933,894(b)    16,848,468(b)     1,949,995(c)     8,144,636(c)
----------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                            67,146,021(b)   287,723,965(b)            --               --
============================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       7,814,824       33,346,772        7,570,103       29,132,839
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (7,790,026)     (33,346,772)      (7,535,951)     (29,132,839)
============================================================================================================================
Reacquired:
  Class A                                                     (68,317,378)    (288,334,031)    (167,318,004)    (658,228,899)
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (19,481,424)     (83,140,852)     (36,609,427)    (139,311,347)
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (6,320,674)     (27,130,024)     (11,045,541)     (42,627,862)
----------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                            (9,678,015)     (42,329,423)              --               --
============================================================================================================================
                                                               61,432,364    $ 258,168,238(d)    26,753,474    $  97,398,190
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) Investor Class shares commenced sales on September 30, 2003.
(b) As of the opening of business on November 03, 2003, the Fund acquired all of the net assets of INVESCO High Yield Fund pursuant to a plan of reorganization approved by INVESCO High Yield Fund shareholders on October, 21 2003. The acquisition was accomplished by a tax-free exchange of 75,178,483 shares of the Fund for 83,984,532 shares of INVESCO High Yield Fund outstanding as of the close of business October 31, 2003. INVESCO High Yield Fund net assets at that date of $322,128,556 including $25,898,307 of unrealized appreciation, were combined with those of the Fund. On the acquisition date, INVESCO High Yield Fund had undistributed net investment income (loss) of $(101,808) and undistributed net realized gain of $(462,951,117). The aggregate net assets of the Fund immediately before the acquisition were $1,216,112,386.
(c) As of the opening of business on June 23, 2003, the Fund acquired all of the net assets of AIM High Yield Fund II pursuant to a plan of reorganization approved by AIM High Yield Fund II shareholders on June 4, 2003. The acquisition was accomplished by a tax-free exchange of 21,430,131 shares of the Fund for 14,799,134 shares of AIM High Yield Fund II outstanding as of the close of business June 20, 2003. AIM High Yield Fund II net assets at that date of $89,669,232 including $(611,924) of unrealized appreciation (depreciation), were combined with those of the Fund. On the acquisition date, AIM High Yield Fund II had undistributed net investment income (loss) of $(338,019) and undistributed net realized gain (loss) of $(73,445,461). The aggregate net assets of the Fund immediately before the acquisition were $1,256,561,728.
(d) Net of redemption fees of $1,632, $1,395, $226, and $522 for Class A, Class B, Class C and Investor Class shares respectively, based on the relative net assets of each class.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                 CLASS A
                                        -----------------------------------------------------------------------------------------
                                        SIX MONTHS                                                 SEVEN MONTHS
                                           ENDED                 YEAR ENDED JULY 31,                  ENDED           YEAR ENDED
                                        JANUARY 31,      ------------------------------------        JULY 31,        DECEMBER 31,
                                           2004            2003          2002          2001            2000              1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $   4.10        $   3.70      $   4.92      $   7.00       $     8.07        $     8.77
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                      0.17            0.37(a)       0.49(b)       0.68             0.47              0.85
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)           0.40            0.40         (1.19)        (2.03)           (1.03)            (0.66)
=================================================================================================================================
    Total from investment operations         0.57            0.77         (0.70)        (1.35)           (0.56)             0.19
=================================================================================================================================
Less distributions:
  Dividends from net investment income      (0.18)          (0.37)        (0.52)        (0.69)           (0.49)            (0.87)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net
    investment income                          --              --            --         (0.01)              --                --
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                            --              --            --         (0.03)           (0.02)            (0.02)
=================================================================================================================================
    Total distributions                     (0.18)          (0.37)        (0.52)        (0.73)           (0.51)            (0.89)
=================================================================================================================================
Redemption fees added to beneficial
  interest                                   0.00              --            --            --               --                --
=================================================================================================================================
Net asset value, end of period           $   4.49        $   4.10      $   3.70      $   4.92       $     7.00        $     8.07
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                             14.24%          22.10%       (15.36)%      (19.98)%          (7.12)%            2.21%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $632,986        $547,092      $417,974      $683,845       $1,056,453        $1,364,502
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                                     1.08%(d)        1.16%         1.07%         0.99%            0.93%(e)          0.92%
=================================================================================================================================
Ratio of net investment income to
  average net assets                         8.06%(d)        9.64%        11.15%(b)     11.98%           10.79%(e)         10.06%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                     42%            101%           59%           55%              23%               79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have remained the same and the ratio of net investment income to average net assets would have been 11.22%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $615,756,735.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                 CLASS B
                                        -----------------------------------------------------------------------------------------
                                        SIX MONTHS                                                 SEVEN MONTHS
                                           ENDED                 YEAR ENDED JULY 31,                  ENDED           YEAR ENDED
                                        JANUARY 31,      ------------------------------------        JULY 31,        DECEMBER 31,
                                           2004            2003          2002          2001            2000              1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $   4.12        $   3.71      $   4.93      $   7.01       $     8.07        $     8.76
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                      0.16            0.34(a)       0.45(b)       0.64             0.44              0.79
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)           0.40            0.41         (1.18)        (2.03)           (1.03)            (0.66)
=================================================================================================================================
    Total from investment operations         0.56            0.75         (0.73)        (1.39)           (0.59)             0.13
=================================================================================================================================
Less distributions:
  Dividends from net investment income      (0.17)          (0.34)        (0.49)        (0.65)           (0.45)            (0.80)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net
    investment income                          --              --            --         (0.01)              --                --
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                            --              --            --         (0.03)           (0.02)            (0.02)
=================================================================================================================================
    Total distributions                     (0.17)          (0.34)        (0.49)        (0.69)           (0.47)            (0.82)
=================================================================================================================================
Redemption fees added to beneficial
  interest                                   0.00              --            --            --               --                --
=================================================================================================================================
Net asset value, end of period           $   4.51        $   4.12      $   3.71      $   4.93       $     7.01        $     8.07
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                             13.78%          21.44%       (15.99)%      (20.60)%          (7.49)%            1.46%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $528,072        $530,239      $469,408      $756,704       $1,206,737        $1,559,864
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                                     1.83%(d)        1.91%         1.82%         1.75%            1.69%(e)          1.68%
=================================================================================================================================
Ratio of net investment income to
  average net assets                         7.31%(d)        8.89%        10.40%(b)     11.22%           10.03%(e)          9.30%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                     42%            101%           59%           55%              23%               79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.46 and the ratio of net investment income to average net assets would have been 10.47%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $527,811,262.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                  CLASS C
                                           --------------------------------------------------------------------------------------
                                           SIX MONTHS                                              SEVEN MONTHS
                                              ENDED                YEAR ENDED JULY 31,                ENDED           YEAR ENDED
                                           JANUARY 31,      ---------------------------------        JULY 31,        DECEMBER 31,
                                              2004           2003         2002         2001            2000              1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  4.10        $  3.70      $  4.92      $  6.99        $   8.05          $   8.74
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         0.16           0.34(a)      0.45(b)      0.65            0.44              0.78
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    0.40           0.40        (1.18)       (2.03)          (1.03)            (0.65)
=================================================================================================================================
    Total from investment operations            0.56           0.74        (0.73)       (1.38)          (0.59)             0.13
=================================================================================================================================
Less distributions:
  Dividends from net investment income         (0.17)         (0.34)       (0.49)       (0.65)          (0.45)            (0.80)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net
    investment income                             --             --           --        (0.01)             --                --
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                               --             --           --        (0.03)          (0.02)            (0.02)
=================================================================================================================================
    Total distributions                        (0.17)         (0.34)       (0.49)       (0.69)          (0.47)            (0.82)
=================================================================================================================================
Redemption fees added to beneficial
  interest                                      0.00             --           --           --              --                --
=================================================================================================================================
Net asset value, end of period               $  4.49        $  4.10      $  3.70      $  4.92        $   6.99          $   8.05
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                13.85%         21.22%      (16.02)%     (20.52)%         (7.51)%            1.46%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $99,854        $72,086      $50,060      $81,871        $110,297          $129,675
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets         1.83%(d)       1.91%        1.82%        1.75%           1.69%(e)          1.68%
=================================================================================================================================
Ratio of net investment income to average
  net assets                                    7.31%(d)       8.89%       10.40%(b)    11.22%          10.03%(e)          9.30%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                        42%           101%          59%          55%             23%               79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.46 and the ratio of net investment income to average net assets would have been 10.47%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $86,204,340.
(e)  Annualized
(f)  Not annualized for periods less than one year.

                                                                 INVESTOR CLASS
                                                              ---------------------
                                                               SEPTEMBER 30, 2003
                                                                   (DATE SALES
                                                                  COMMENCED) TO
                                                                JANUARY 31, 2004
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                $   4.20
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.12
-----------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                0.31
===================================================================================
    Total from investment operations                                    0.43
===================================================================================
Less dividends from net investment income                              (0.13)
===================================================================================
Redemption fees added to beneficial interest                            0.00
===================================================================================
Net asset value, end of period                                      $   4.50
___________________________________________________________________________________
===================================================================================
Total return(b)                                                        10.23%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $273,517
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets                                 1.06%(c)
===================================================================================
Ratio of net investment income to average net assets                    8.06%(c)
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate(d)                                                42%
___________________________________________________________________________________
===================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios annualized and are based on average daily net assets of $202,861,768.
(d)  Not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG continues to serve as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

  A.  Regulatory Inquiries and Actions
      ---------------------------------

    1.  IFG

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the chief executive officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

    2.  AIM

AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

    3.  AMVESCAP Response

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

  B.  Private Actions
      ---------------

In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and
(iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions alleging market timing throughout the mutual fund industry should be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Twelve actions filed against IFG have been conditionally transferred to the Panel in Maryland, and IFG and AIM anticipate that all other market timing actions that may be filed or that are already pending against IFG and/or AIM will be transferred to the Panel as well.

  Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

  As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

FINANCIALS

SCHEDULE OF INVESTMENTS

January 31, 2004
(Unaudited)

                                          PRINCIPAL       MARKET
                                            AMOUNT        VALUE
-------------------------------------------------------------------
U.S. DOLLAR DENOMINATED BONDS &
  NOTES-78.34%

AEROSPACE & DEFENSE-0.28%

Lockheed Martin Corp.-Series A, Medium
  Term Notes, 8.66%, 11/30/06             $2,200,000   $  2,515,062
===================================================================

ALTERNATIVE CARRIERS-0.39%

INTELSAT Ltd. (Bermuda), Sr. Notes,
  6.50%, 11/01/13 (Acquired 10/31/03;
  Cost $3,230,944)(a)(b)                   3,225,000      3,442,010
===================================================================

APPAREL, ACCESSORIES & LUXURY
  GOODS-0.01%

William Carter Co. (The)-Series B, Sr.
  Unsec. Gtd. Sub. Global Notes, 10.88%,
  08/15/11                                    62,000         72,540
===================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.40%

Bank of New York Institutional Capital
  Trust-Series A, Bonds, 7.78%, 12/01/26
  (Acquired 06/12/03; Cost
  $3,786,854)(a)(b)                        3,175,000      3,534,664
===================================================================

AUTO PARTS & EQUIPMENT-0.00%

Key Plastics Holdings, Inc.-Series B,
  Sr. Unsec. Gtd. Sub. Notes, 10.25%,
  03/15/07(b)(c)(d)                        1,325,000          3,312
===================================================================

AUTOMOBILE MANUFACTURERS-0.22%

DaimlerChrysler N.A. Holding
  Corp.-Series D, Gtd. Medium Term
  Notes, 3.40%, 12/15/04                   1,950,000      1,978,060
===================================================================

BROADCASTING & CABLE TV-8.03%

Adelphia Communications Corp.,
  Sr. Unsec. Notes,
    9.50%, 03/01/05(c)                       900,000        969,750
-------------------------------------------------------------------
    10.88%, 10/01/10(c)                    3,600,000      3,627,000
-------------------------------------------------------------------
  Series B, Sr. Unsec. Notes,
    9.25%, 10/01/02(c)                       850,000        841,500
-------------------------------------------------------------------
    9.88%, 03/01/07(c)                       140,000        141,050
-------------------------------------------------------------------
British Sky Broadcasting Group PLC
  (United Kingdom), Unsec. Gtd. Global
  Notes, 7.30%, 10/15/06                   6,630,000      7,362,946
-------------------------------------------------------------------
Comcast Corp.
  Class A, Sr. Sub. Deb., 10.63%,
  07/15/12                                 3,175,000      4,248,531
-------------------------------------------------------------------
  Sr. Unsec. Notes, 8.88%, 04/01/07          170,000        174,005
-------------------------------------------------------------------
Continental Cablevision, Inc., Sr.
  Unsec. Deb., 9.50%, 08/01/13             4,550,000      5,265,988
-------------------------------------------------------------------
Cox Radio, Inc.-Class A, Sr. Unsec.
  Notes, 6.63%, 02/15/06                   1,500,000      1,616,730
-------------------------------------------------------------------
CSC Holdings Inc., Sr. Unsec. Notes,
  7.88%, 12/15/07                          1,925,000      2,079,000
-------------------------------------------------------------------

                                          PRINCIPAL       MARKET
                                            AMOUNT        VALUE
-------------------------------------------------------------------
BROADCASTING & CABLE TV-(CONTINUED)

Knology, Inc., Sr. Unsec. PIK Notes,
  12.00%, 11/30/09 (Acquired
  01/06/98-11/14/03; Cost $1,331,700)(a)  $  821,275   $    835,647
-------------------------------------------------------------------
Liberty Media Corp., Global Notes,
  3.50%, 09/25/06                          5,655,000      5,693,737
-------------------------------------------------------------------
TCI Communications Financing III, Gtd.
  Bonds, 9.65%, 03/31/27                  11,450,000     14,136,857
-------------------------------------------------------------------
TCI Communications, Inc., Medium Term
  Notes, 8.35%, 02/15/05                     910,000        967,339
-------------------------------------------------------------------
Time Warner Cos. Inc.,
  Sr. Unsec. Gtd. Deb.,
    6.88%, 06/15/18                        4,400,000      4,902,128
-------------------------------------------------------------------
    7.25%, 10/15/17                        3,420,000      3,929,717
-------------------------------------------------------------------
    7.57%, 02/01/24                        2,820,000      3,204,930
-------------------------------------------------------------------
  Unsec. Notes, 7.75%, 06/15/05            3,522,000      3,797,103
-------------------------------------------------------------------
  Unsec. Deb., 9.15%, 02/01/23             5,550,000      7,165,549
===================================================================
                                                         70,959,507
===================================================================

CASINOS & GAMING-0.53%

Mohegan Tribal Gaming Authority, Sr.
  Unsec. Gtd. Sub. Global Notes, 8.00%,
  04/01/12                                 1,330,000      1,466,325
-------------------------------------------------------------------
Park Place Entertainment Corp., Sr.
  Unsec. Global Notes, 7.00%, 04/15/13     1,775,000      1,952,500
-------------------------------------------------------------------
Penn National Gaming, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Global Notes, 11.13%,
  03/01/08                                 1,075,000      1,220,125
===================================================================
                                                          4,638,950
===================================================================

COMMODITY CHEMICALS-0.18%

Equistar Chemicals L.P./Equistar Funding
  Corp., Sr. Unsec. Gtd. Global Notes,
  10.13%, 09/01/08                         1,440,000      1,576,800
===================================================================

CONSUMER FINANCE-5.96%

Associates Corp. of North America,
  Sr. Global Deb., 6.95%, 11/01/18         2,455,000      2,879,617
-------------------------------------------------------------------
  Sub. Deb., 8.15%, 08/01/09                 632,000        766,332
-------------------------------------------------------------------
Capital One Bank, Sr. Global Notes,
  8.25%, 06/15/05                          2,310,000      2,489,117
-------------------------------------------------------------------
Capital One Financial Corp.,
  Sr. Unsec. Notes,
    7.25%, 05/01/06                       13,235,000     14,330,726
-------------------------------------------------------------------
    8.75%, 02/01/07                        5,006,000      5,686,165
-------------------------------------------------------------------
Ford Motor Credit Co.,
  Unsec. Global Notes,
    6.70%, 07/16/04                        2,330,000      2,382,006
-------------------------------------------------------------------
    6.88%, 02/01/06                        7,450,000      7,947,511
-------------------------------------------------------------------

                                          PRINCIPAL       MARKET
                                            AMOUNT        VALUE
-------------------------------------------------------------------
CONSUMER FINANCE-(CONTINUED)

General Motors Acceptance Corp.,
  Global Notes, 4.50%, 07/15/06           $2,400,000   $  2,465,472
-------------------------------------------------------------------
  Medium Term Notes, 5.25%, 05/16/05       3,700,000      3,834,199
-------------------------------------------------------------------
  Unsec. Unsub. Global Notes, 6.75%,
  01/15/06                                 8,850,000      9,471,358
-------------------------------------------------------------------
MBNA America Bank, N.A., Notes, 6.88%,
  07/15/04 (Acquired 12/04/02; Cost
  $418,532)(a)(b)                            400,000        408,460
===================================================================
                                                         52,660,963
===================================================================

DISTILLERS & VINTNERS-0.12%

Constellation Brands, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 8.13%,
  01/15/12                                   980,000      1,078,000
===================================================================

DIVERSIFIED BANKS-8.38%

Abbey National PLC (United Kingdom),
  Sub. Yankee Notes, 7.35%(e)              3,210,000      3,573,789
-------------------------------------------------------------------
American Savings Bank, Notes, 6.63%,
  02/15/06 (Acquired 03/05/03; Cost
  $1,597,032)(a)(b)                        1,440,000      1,540,152
-------------------------------------------------------------------
Bank of America Corp.-Series B, Putable
  Sub. Medium Term Notes, 8.57%,
  11/15/04                                 2,360,000      3,121,643
-------------------------------------------------------------------
BankBoston Corp., Gtd. Floating Rate
  Notes, 1.78%, 06/08/28(g)                5,000,000      4,775,250
-------------------------------------------------------------------
Barclays Bank PLC (United Kingdom),
  Bonds, 8.55% (Acquired 11/05/03; Cost
  $9,845,120)(a)(b)(e)                     8,000,000      9,905,760
-------------------------------------------------------------------
Barnett Capital I, Gtd. Bonds, 8.06%,
  12/01/26                                 4,010,000      4,699,840
-------------------------------------------------------------------
Barnett Capital II, Gtd. Bonds, 7.95%,
  12/01/26                                 2,825,000      3,198,437
-------------------------------------------------------------------
Centura Capital Trust I, Gtd. Notes,
  8.85%, 06/01/27 (Acquired 05/22/03;
  Cost $6,036,101)(a)(b)                   4,770,000      5,839,768
-------------------------------------------------------------------
Corestates Capital Trust I, Bonds,
  8.00%, 12/15/26 (Acquired 06/18/03;
  Cost $2,782,269)(a)(b)                   2,335,000      2,688,659
-------------------------------------------------------------------
Corporacion Andina de Fomento
  (Venezuela), Global Notes, 5.20%,
  05/21/13                                 5,405,000      5,396,676
-------------------------------------------------------------------
Danske Bank A/S (Denmark), Sub. Notes,
  6.38%, 06/15/08 (Acquired 08/30/02;
  Cost $912,441)(a)(b)                       850,000        895,092
-------------------------------------------------------------------
First Empire Capital Trust I, Gtd.
  Notes, 8.23%, 02/01/27                   3,790,000      4,448,891
-------------------------------------------------------------------
Golden State Bancorp. Inc., Sub. Deb.,
  10.00%, 10/01/06                         1,910,000      2,264,477
-------------------------------------------------------------------
HSBC Capital Funding L.P. (United
  Kingdom), Gtd. Bonds, 4.61% (Acquired
  11/05/03; Cost $3,869,958)(a)(b)(e)      4,150,000      3,944,160
-------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)-Series
  1, Unsec. Sub. Floating Rate Euro
  Notes, 2.25%(e)(f)                       2,250,000      1,907,390
-------------------------------------------------------------------
National Westminster Bank PLC (United
  Kingdom)-Series B, Unsec. Sub. Euro
  Notes, 1.44%(e)(f)                       3,240,000      2,729,538
-------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Putable
  Sub. Deb., 8.25%, 11/01/04               3,710,000      4,780,817
-------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating Rate
  Notes, 1.74%, 06/01/28(g)                4,595,000      4,312,821
-------------------------------------------------------------------

                                          PRINCIPAL       MARKET
                                            AMOUNT        VALUE
-------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

RBS Capital Trust I, Bonds, 4.71%(e)      $4,160,000   $  3,998,634
===================================================================
                                                         74,021,794
===================================================================

DIVERSIFIED CAPITAL MARKETS-1.34%

Chase Manhattan Corp., Sub. Debs.,
  7.88%, 07/15/06                            250,000        280,995
-------------------------------------------------------------------
UBS Preferred Funding Trust I, Gtd.
  Global Bonds, 8.62%,(e)                  9,260,000     11,550,739
===================================================================
                                                         11,831,734
===================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.40%

International Lease Finance Corp.,
  Global Notes, 2.95%, 05/23/06            1,450,000      1,463,847
-------------------------------------------------------------------
United Rentals (North America),
  Inc.-Series B, Sr. Unsec. Gtd. Notes,
  10.75%, 04/15/08                         1,775,000      2,050,125
===================================================================
                                                          3,513,972
===================================================================

ELECTRIC UTILITIES-6.11%

Alliant Energy Resources, Inc., Sr.
  Unsec. Gtd. Conv. Global PHONES,
  2.50%, 02/15/30                             30,000      1,076,250
-------------------------------------------------------------------
AmerenEnergy Generating Co.-Series C,
  Sr. Unsec. Global Notes, 7.75%,
  11/01/05                                   975,000      1,064,846
-------------------------------------------------------------------
American Electric Power Co., Inc., Sr.
  Unsec. Unsub. Notes, 5.25%, 06/01/15     4,090,000      4,075,480
-------------------------------------------------------------------
CenterPoint Energy, Inc.-Series B, Sr.
  Global Notes 5.88%, 06/01/08             2,255,000      2,342,088
-------------------------------------------------------------------
Cinergy Corp., Unsec. Sub. Global Deb.,
  6.25%, 09/01/04                          1,850,000      1,895,935
-------------------------------------------------------------------
Consolidated Edison Co. of New York,
  Unsec. Deb., 7.75%, 06/01/26(h)          3,125,000      3,484,344
-------------------------------------------------------------------
Consumers Energy Co., First Mortgage
  Bonds, 6.00%, 02/15/14 (Acquired
  10/03/03; Cost $2,795,991)(a)(b)         2,735,000      2,892,372
-------------------------------------------------------------------
Dynegy Holdings Inc., Sr. Sec. Gtd.
  Second Priority Notes, 10.13%,
  07/15/13 (Acquired 08/01/03; Cost
  $1,473,372)(a)                           1,485,000      1,679,906
-------------------------------------------------------------------
Niagara Mohawk Power Corp., First
  Mortgage Bonds, 9.75%, 11/01/05          3,150,000      3,568,068
-------------------------------------------------------------------
Pacific Gas & Electric Co.-Series 92D,
  First Mortgage Bonds, 8.25%,
  11/01/22(h)                              2,223,000      2,284,132
-------------------------------------------------------------------
Potomac Edison Co., First Mortgage
  Bonds, 8.00%, 12/01/22(h)                2,200,000      2,280,960
-------------------------------------------------------------------
Public Service Co. of New Mexico-Series
  B, Sr. Unsec. Notes, 7.50%, 08/01/18     1,000,000      1,175,790
-------------------------------------------------------------------
Southern Power Co.-Series D, Sr. Unsec.
  Global Notes, 4.88%, 07/15/15            2,945,000      2,815,037
-------------------------------------------------------------------
TXU US Holdings Co., First Mortgage
  Bonds, 7.63%, 07/01/25(h)                  348,000        354,428
-------------------------------------------------------------------
United Energy Distribution Holdings
  Property Ltd. (Australia), Sr. Unsec.
  Unsub. Notes, 4.70%, 04/15/11
  (Acquired 11/12/03; Cost
  $3,486,475)(a)(b)                        3,490,000      3,559,695
-------------------------------------------------------------------

                                          PRINCIPAL       MARKET
                                            AMOUNT        VALUE
-------------------------------------------------------------------
ELECTRIC UTILITIES-(CONTINUED)

WPD Holdings UK (United Kingdom), Jr.
  Unsec. Unsub. Notes, 6.75%, 12/15/04
  (Acquired 01/08/04; Cost
  $4,477,013)(a)(b)                       $4,310,000   $  4,434,343
-------------------------------------------------------------------
Yorkshire Power Finance (Cayman
  Islands)-Series B, Sr. Unsec. Gtd.
  Unsub. Global Notes, 6.50%, 02/25/08    14,050,000     15,003,573
===================================================================
                                                         53,987,247
===================================================================

ELECTRONIC MANUFACTURING SERVICES-0.15%

Flextronics International Ltd.
  (Singapore), Sr. Sub. Global Notes,
  6.50%, 05/15/13                          1,250,000      1,306,250
===================================================================

ENVIRONMENTAL SERVICES-0.91%

Allied Waste North America, Inc., Sr.
  Notes, 7.88%, 04/15/13                     675,000        739,125
-------------------------------------------------------------------
Waste Management, Inc., Sr. Unsec.
  Unsub. Notes, 7.38%, 08/01/10            6,300,000      7,323,939
===================================================================
                                                          8,063,064
===================================================================

FERTILIZERS & AGRICULTURAL
  CHEMICALS-0.17%

IMC Global Inc.-Series B, Sr. Unsec.
  Gtd. Global Notes, 11.25%, 06/01/11      1,225,000      1,476,125
===================================================================

FOOD RETAIL-0.29%

Kroger Co., Sr. Unsec. Gtd. Notes,
  7.38%, 03/01/05                          1,000,000      1,062,690
-------------------------------------------------------------------
Safeway Inc., Notes, 2.50%, 11/01/05       1,515,000      1,515,803
===================================================================
                                                          2,578,493
===================================================================

GAS UTILITIES-1.22%

CenterPoint Energy Resources Corp.,
  Unsec. Deb., 6.50%, 02/01/08             4,750,000      5,085,112
-------------------------------------------------------------------
Kinder Morgan, Inc., Sr. Unsec. Notes,
  6.80%, 03/01/08                          4,175,000      4,622,184
-------------------------------------------------------------------
Suburban Propane Partners L.P./Suburban
  Energy Finance Corp., Sr. Notes,
  6.88%, 12/15/13 (Acquired 12/18/03;
  Cost $1,000,000)(a)(b)                   1,000,000      1,035,000
===================================================================
                                                         10,742,296
===================================================================

HEALTH CARE FACILITIES-1.64%

Hanger Orthopedic Group, Inc., Sr.
  Unsec. Gtd. Global Notes, 10.38%,
  02/15/09                                 2,670,000      3,057,150
-------------------------------------------------------------------
HCA Inc.,
  Notes,
    6.25%, 02/15/13                        2,000,000      2,105,400
-------------------------------------------------------------------
    7.00%, 07/01/07                        4,755,000      5,212,764
-------------------------------------------------------------------
  Sr. Sub. Notes, 6.91%, 06/15/05          3,885,000      4,101,861
===================================================================
                                                         14,477,175
===================================================================

HEALTH CARE SUPPLIES-0.21%

Advanced Medical Optics, Inc., Sr.
  Unsec. Gtd. Sub. Global Notes, 9.25%,
  07/15/10                                   844,000        941,060
-------------------------------------------------------------------

                                          PRINCIPAL       MARKET
                                            AMOUNT        VALUE
-------------------------------------------------------------------
HEALTH CARE SUPPLIES-(CONTINUED)

Fisher Scientific International Inc.,
  Sr. Unsec. Sub. Global Notes, 8.13%,
  05/01/12                                $  805,000   $    870,406
===================================================================
                                                          1,811,466
===================================================================

HOMEBUILDING-1.59%

D.R. Horton, Inc., Sr. Unsec. Gtd.
  Notes, 8.00%, 02/01/09                   2,530,000      2,884,200
-------------------------------------------------------------------
Lennar Corp.-Series B, Class A, Sr.
  Unsec. Gtd. Global Notes, 9.95%,
  05/01/10                                 4,500,000      5,141,250
-------------------------------------------------------------------
M.D.C. Holdings, Inc., Sr. Unsec. Gtd.
  Notes, 5.50%, 05/15/13                   4,025,000      4,065,008
-------------------------------------------------------------------
WCI Communities, Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 9.13%, 05/01/12       1,785,000      1,994,737
===================================================================
                                                         14,085,195
===================================================================

HOTELS, RESORTS & CRUISE LINES-0.31%

Hilton Hotels Corp., Sr. Unsec. Notes,
  7.63%, 12/01/12                            630,000        707,175
-------------------------------------------------------------------
Intrawest Corp. (Canada), Sr. Unsec.
  Global Notes, 7.50%, 10/15/13            1,945,000      2,051,975
===================================================================
                                                          2,759,150
===================================================================

HOUSEWARES & SPECIALTIES-0.68%

American Greetings Corp., Unsec. Putable
  Notes, 6.10%, 08/01/08                   5,775,000      5,984,344
===================================================================

HYPERMARKETS & SUPER CENTERS-0.18%

Wal-Mart Stores, Inc., Unsec. Deb.,
  8.50%, 09/15/24                          1,450,000      1,565,464
===================================================================

INDUSTRIAL CONGLOMERATES-0.15%

URC Holdings Corp., Sr. Notes, 7.88%,
  06/30/06 (Acquired 10/08/03; Cost
  $1,307,772)(a)(b)                        1,155,000      1,285,249
===================================================================

INTEGRATED OIL & GAS-1.45%

Husky Oil Ltd. (Canada),
  Sr. Unsec. Yankee Notes, 7.13%,
    11/15/06                               3,600,000      3,915,900
-------------------------------------------------------------------
  Yankee Bonds, 8.90%, 08/15/28            5,240,000      6,089,194
-------------------------------------------------------------------
Occidental Petroleum Corp., Sr. Unsec.
  Notes, 6.50%, 04/01/05                     650,000        686,043
-------------------------------------------------------------------
Repsol International Finance B.V.
  (Netherlands), Unsec. Gtd. Global
  Notes, 7.45%, 07/15/05                   1,950,000      2,101,769
===================================================================
                                                         12,792,906
===================================================================

INTEGRATED TELECOMMUNICATION
  SERVICES-9.14%

British Telecommunications PLC (United
  Kingdom), Global Notes, 7.88%,
  12/15/05                                 2,505,000      2,756,402
-------------------------------------------------------------------
Citizens Communications Co., Sr. Unsec.
  Notes, 9.25%, 05/15/11                   4,380,000      5,209,835
-------------------------------------------------------------------
Deutsche Telekom International Finance
  B.V. (Netherlands), Unsec. Gtd. Unsub.
  Global Bonds, 8.25%, 06/15/05            1,575,000      1,704,434
-------------------------------------------------------------------
France Telecom S.A. (France), Sr. Unsec.
  Global Notes, 9.75%, 03/01/31            4,880,000      6,447,358
-------------------------------------------------------------------

                                          PRINCIPAL       MARKET
                                            AMOUNT        VALUE
-------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)

GTE Hawaiian Telephone Co., Inc.-Series
  A, Unsec. Deb., 7.00%, 02/01/06         $1,040,000   $  1,132,175
-------------------------------------------------------------------
New England Telephone & Telegraph Co.,
  Sr. Unsec. Notes, 7.65%, 06/15/07        2,580,000      2,933,408
-------------------------------------------------------------------
Qwest Capital Funding, Inc.,
  Unsec. Gtd. Global Notes,
    7.00%, 08/03/09                        1,810,000      1,751,175
-------------------------------------------------------------------
    7.25%, 02/15/11                        2,650,000      2,563,875
-------------------------------------------------------------------
Qwest Corp., Notes, 5.65%, 11/01/04        6,400,000      6,408,000
-------------------------------------------------------------------
Sprint Capital Corp.,
  Sr. Unsec. Gtd. Global Notes,
    6.00%, 01/15/07                        5,120,000      5,504,666
-------------------------------------------------------------------
    7.13%, 01/30/06                        6,500,000      7,057,310
-------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Global Notes,
    6.13%, 11/15/08                        4,075,000      4,379,199
-------------------------------------------------------------------
  Unsec. Gtd. Global Notes,
    7.90%, 03/15/05                        1,200,000      1,284,264
-------------------------------------------------------------------
    8.75%, 03/15/32                        3,180,000      3,864,781
-------------------------------------------------------------------
Sprint Corp., Deb., 9.00%, 10/15/19        2,700,000      3,317,571
-------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes,
  7.50%, 06/01/07                          6,105,000      6,854,267
-------------------------------------------------------------------
  8.00%, 06/01/11                          4,265,000      5,043,363
-------------------------------------------------------------------
Verizon Communications, Inc., Unsec.
  Deb.,
  6.94%, 04/15/28                          3,570,000      3,784,486
-------------------------------------------------------------------
  8.75%, 11/01/21                          4,485,000      5,650,921
-------------------------------------------------------------------
Verizon Pennsylvania Inc.-Series A,
  Global Notes, 5.65%, 11/15/11            2,950,000      3,127,266
===================================================================
                                                         80,774,756
===================================================================

INVESTMENT BANKING & BROKERAGE-0.37%

Goldman Sachs Group, L.P., Unsec. Notes,
  7.25%, 10/01/05 (Acquired 03/18/03;
  Cost $446,236)(a)(b)                       400,000        432,396
-------------------------------------------------------------------
Lehman Brothers Inc., Sr. Sub. Deb.,
  11.63%, 05/15/05                           800,000        887,744
-------------------------------------------------------------------
Morgan Stanley, Unsec. Notes, 6.30%,
  01/15/06                                 1,838,000      1,968,314
===================================================================
                                                          3,288,454
===================================================================

LIFE & HEALTH INSURANCE-2.10%

Americo Life Inc., Notes, 7.88%,
  05/01/13 (Acquired 04/25/03; Cost
  $4,545,536)(a)                           4,600,000      4,595,538
-------------------------------------------------------------------
Lincoln National Corp., Unsec. Deb.,
  9.13%, 10/01/24                          1,310,000      1,419,464
-------------------------------------------------------------------
Prudential Holdings, LLC-Series B,
  Bonds, 7.25%, 12/18/23 (Acquired
  01/22/04-01/29/04; Cost
  $9,132,117)(a)(b)(h)                     7,765,000      9,115,411
-------------------------------------------------------------------

                                          PRINCIPAL       MARKET
                                            AMOUNT        VALUE
-------------------------------------------------------------------
LIFE & HEALTH INSURANCE-(CONTINUED)

ReliaStar Financial Corp., Unsec. Notes,
  8.00%, 10/30/06                         $1,650,000   $  1,847,984
-------------------------------------------------------------------
Torchmark Corp., Notes, 7.88%, 05/15/23    1,325,000      1,569,940
===================================================================
                                                         18,548,337
===================================================================

METAL & GLASS CONTAINERS-0.69%

Anchor Glass Container Corp., Sr. Sec.
  Global Notes, 11.00%, 02/15/13           1,820,000      2,147,600
-------------------------------------------------------------------
Crown European Holdings S.A. (France),
  Sr. Sec. Second Lien Global Notes,
  9.50%, 03/01/11                          1,025,000      1,158,250
-------------------------------------------------------------------
Owens-Illinois, Inc., Sr. Unsec. Deb.,
  7.50%, 05/15/10                          2,720,000      2,815,200
===================================================================
                                                          6,121,050
===================================================================

MOVIES & ENTERTAINMENT-0.31%

Time Warner Inc., Sr. Unsec. Gtd. Unsub.
  Global Notes, 6.13%, 04/15/06            2,585,000      2,777,634
===================================================================

MULTI-LINE INSURANCE-0.26%

MassMutual Global Funding II, Notes,
  3.80%, 04/15/09 (Acquired 10/07/03;
  Cost $2,296,941)(a)(b)                   2,300,000      2,305,612
===================================================================

MULTI-UTILITIES & UNREGULATED
  POWER-1.30%

AES Red Oak LLC-Series A, Sr. Sec.
  Bonds, 8.54%, 11/30/19                   2,182,463      2,422,534
-------------------------------------------------------------------
Calpine Canada Energy Finance ULC
  (Canada), Sr. Unsec. Gtd. Notes,
  8.50%, 05/01/08                          2,370,000      1,943,400
-------------------------------------------------------------------
Duke Energy Corp., First Mortgage Bonds,
  3.75%, 03/05/08                          1,250,000      1,263,488
-------------------------------------------------------------------
Westar Energy, Inc.,
  Sec. First Mortgage Global Bonds,
  7.88%, 05/01/07                          2,925,000      3,354,624
-------------------------------------------------------------------
  Sr. Unsec. Notes, 7.13%, 08/01/09(h)     2,194,000      2,459,474
===================================================================
                                                         11,443,520
===================================================================

MUNICIPALITIES-1.07%

California (State of) Industry Urban
  Development Agency; Project 3 Series
  B2003 Tax Allocation Bonds, 6.10%,
  05/01/24(h)                              7,800,000      7,981,818
-------------------------------------------------------------------
Illinois (State of); Pension Unlimited
  Tax Series 2003 GO, 5.10%, 06/01/33      1,600,000      1,502,048
===================================================================
                                                          9,483,866
===================================================================

OIL & GAS DRILLING-1.20%

R&B Falcon Corp.-Series B, Sr. Unsec.
  Notes, 6.75%, 04/15/05                   1,700,000      1,790,338
-------------------------------------------------------------------
Transocean Inc. (Cayman Islands),
  Unsec. Global Notes, 6.95%, 04/15/08     3,555,000      3,995,891
-------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Deb., 8.00%,
  04/15/27                                 3,970,000      4,832,681
===================================================================
                                                         10,618,910
===================================================================

                                          PRINCIPAL       MARKET
                                            AMOUNT        VALUE
-------------------------------------------------------------------

OIL & GAS EXPLORATION & PRODUCTION-1.18%


Canadian Natural Resources Ltd.
  (Canada), Unsec. Yankee Notes, 6.70%,
  07/15/11                                $  275,000   $    311,086
-------------------------------------------------------------------

Kern River Funding Corp., Sr. Gtd.
  Notes, 4.89%, 04/30/18 (Acquired
  04/28/03-05/20/03; Cost
  $2,450,026)(a)(b)                        2,428,750      2,427,293
-------------------------------------------------------------------

Newfield Exploration Co., Sr. Unsec.
  Unsub. Notes, 7.63%, 03/01/11            6,845,000      7,700,625
===================================================================
                                                         10,439,004
===================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-0.95%


Petroleos Mexicanos (Mexico),
  Sr. Unsec. Gtd. Yankee Bonds, 9.38%,
  12/02/08                                 3,200,000      3,828,000
-------------------------------------------------------------------

  Unsec. Gtd. Unsub. Global Notes,
  6.50%, 02/01/05                          2,450,000      2,557,188
-------------------------------------------------------------------

Plains All American Pipeline L.P./PAA
  Finance Corp., Sr. Notes, 5.63%,
  12/15/13 (Acquired 12/03/03; Cost
  $1,934,840)(a)(b)                        1,940,000      1,994,766
===================================================================
                                                          8,379,954
===================================================================

OTHER DIVERSIFIED FINANCIAL
  SERVICES-4.48%


CIT Group Inc., Sr. Unsec. Unsub. Global
  Notes, 7.63%, 08/16/05                   1,750,000      1,897,018
-------------------------------------------------------------------

Citigroup Inc., Unsec. Sub. Global
  Bonds, 6.00%, 10/31/33                   1,695,000      1,727,612
-------------------------------------------------------------------

General Electric Capital Corp.,
  Series A, Medium Term Global Notes,
    5.88%, 02/15/12                        5,750,000      6,226,790
-------------------------------------------------------------------
    6.00%, 06/15/12                        2,390,000      2,606,630
-------------------------------------------------------------------
  Series A, Sr. Medium Term Global
    Notes, 4.25%, 12/01/10                 3,000,000      2,999,190
-------------------------------------------------------------------

Household Finance Corp.,
  Medium Term Notes, 3.38%, 02/21/06         475,000        486,186
-------------------------------------------------------------------
  Sr. Unsec. Global Notes, 6.50%,
  01/24/06                                 1,450,000      1,567,624
-------------------------------------------------------------------

ING Capital Funding Trust III, Gtd.
  Global Bonds, 8.44%,(e)                  3,200,000      3,933,216
-------------------------------------------------------------------

Pemex Finance Ltd. (Cayman Islands),
  Sr. Unsec. Global Notes, 8.02%,
    05/15/07                               1,750,000      1,933,943
-------------------------------------------------------------------

  Series 1999-2, Class A1, Global Bonds,
  9.69%, 08/15/09                          2,800,000      3,291,736
-------------------------------------------------------------------

Pemex Project Funding Master Trust,
  Unsec. Gtd. Unsub. Global Notes,
    7.38%, 12/15/14                        8,785,000      9,479,366
-------------------------------------------------------------------
    8.63%, 02/01/22                        1,000,000      1,103,750
-------------------------------------------------------------------

Regional Diversified Funding (Cayman
  Islands), Sr. Notes, 9.25%, 03/15/30
  (Acquired 01/10/03; Cost
  $2,207,606)(a)(b)                        1,967,493      2,309,345
===================================================================
                                                         39,562,406
===================================================================

                                          PRINCIPAL       MARKET
                                            AMOUNT        VALUE
-------------------------------------------------------------------

PACKAGED FOODS & MEATS-0.04%

Del Monte Corp., Sr. Unsec. Sub. Global
  Notes, 8.63%, 12/15/12                  $  335,000   $    375,200
===================================================================

PAPER PRODUCTS-0.31%

Appleton Papers Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Global Notes, 12.50%,
  12/15/08                                   790,000        900,600
-------------------------------------------------------------------
Georgia-Pacific Corp., Sr. Unsec. Gtd.
  Global Notes, 9.38%, 02/01/13            1,625,000      1,860,625
===================================================================
                                                          2,761,225
===================================================================

PROPERTY & CASUALTY INSURANCE-0.18%

Oil Insurance Ltd.(Bermuda), Unsec. Sub.
  Deb., 5.15%, 08/15/33 (Acquired
  01/21/04; Cost $1,581,105)(a)(b)         1,525,000      1,544,246
===================================================================

PUBLISHING-0.66%

News America Holdings, Inc.,
  Sr. Unsec. Gtd. Deb.,
    7.75%, 01/20/24                        1,630,000      1,928,306
-------------------------------------------------------------------
    7.70%, 10/30/25                        3,300,000      3,891,954
===================================================================
                                                          5,820,260
===================================================================

REAL ESTATE-1.24%

EOP Operating L.P., Unsec. Notes, 8.38%,
  03/15/06                                 3,000,000      3,358,200
-------------------------------------------------------------------
Host Marriott L.P.-Series I, Unsec. Gtd.
  Global Notes, 9.50%, 01/15/07            3,740,000      4,193,475
-------------------------------------------------------------------
iStar Financial Inc., Sr. Unsec. Notes,
  8.75%, 08/15/08                          1,155,000      1,325,363
-------------------------------------------------------------------
Ventas Realty L.P./Ventas Capital Corp.,
  Sr. Unsec. Gtd. Global Notes, 8.75%,
  05/01/09                                 1,825,000      2,034,875
===================================================================
                                                         10,911,913
===================================================================

REAL ESTATE MANAGEMENT &
  DEVELOPMENT-0.29%

Dominion Resources, Inc.-Series F, Sr.
  Unsec. Putable Notes, 5.25%, 08/01/15    2,575,000      2,570,211
===================================================================

REGIONAL BANKS-1.53%

Greater Bay Bancorp-Series B, Sr. Notes,
  5.25%, 03/31/08                            500,000        506,775
-------------------------------------------------------------------
GulfTerra Energy Partners, L.P.-Series
  B, Sr. Unsec. Gtd. Sub. Global Notes,
  8.50%, 06/01/10                          1,509,000      1,746,668
-------------------------------------------------------------------
Santander Financial Issuances, Sec. Sub.
  Euro Notes, 2.19%(d)(e)(f)               8,250,000      7,940,625
-------------------------------------------------------------------
Union Planters Corp., Notes, 4.38%,
  12/01/10                                 3,300,000      3,327,291
===================================================================
                                                         13,521,359
===================================================================

REINSURANCE-0.81%

GE Global Insurance Holding Corp.,
  Unsec. Notes,
  7.00%, 02/15/26                          1,860,000      2,048,009
-------------------------------------------------------------------
  7.50%, 06/15/10                          4,385,000      5,099,448
===================================================================
                                                          7,147,457
===================================================================

                                          PRINCIPAL       MARKET
                                            AMOUNT        VALUE
-------------------------------------------------------------------

RESTAURANTS-0.35%

McDonald's Corp., Unsec. Deb., 7.05%,
  11/15/25                                $2,850,000   $  3,117,900
===================================================================

SOFT DRINKS-0.10%

Cott Beverages Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 8.00%, 12/15/11         770,000        847,000
===================================================================

SOVEREIGN DEBT-1.96%

United Mexican States (Mexico), Global
  Notes,
  4.63%, 10/08/08                          1,600,000      1,614,000
-------------------------------------------------------------------
  6.63%, 03/03/15                          4,680,000      4,866,030
-------------------------------------------------------------------
  7.50%, 04/08/33                         10,360,000     10,813,250
===================================================================
                                                         17,293,280
===================================================================

THRIFTS & MORTGAGE FINANCE-1.11%

Bank United-Series A, Medium Term Notes,
  8.00%, 03/15/09                          3,365,000      3,957,408
-------------------------------------------------------------------
Countrywide Home Loans, Inc.,
  Series J, Gtd. Medium Term Global
  Notes, 5.50%, 08/01/06                     800,000        855,008
-------------------------------------------------------------------
  Series K, Medium Term Global Notes,
  3.50%, 12/19/05                          1,275,000      1,308,380
-------------------------------------------------------------------
Washington Mutual Finance Corp., Sr.
  Unsec. Notes, 8.25%, 06/15/05            1,525,000      1,656,287
-------------------------------------------------------------------
Washington Mutual, Inc., Jr. Unsec. Sub.
  Notes, 8.25%, 04/01/10                   1,725,000      2,051,715
===================================================================
                                                          9,828,798
===================================================================

TOBACCO-0.79%

Altria Group, Inc.,
  Notes,
    7.00%, 11/04/13                        2,755,000      2,997,495
-------------------------------------------------------------------
    7.13%, 10/01/04                        2,000,000      2,067,500
-------------------------------------------------------------------
  Unsec. Notes, 6.38%, 02/01/06            1,805,000      1,911,874
===================================================================
                                                          6,976,869
===================================================================

TRUCKING-1.47%

Hertz Corp. (The)-Class A, Floating Rate
  Global Notes, 1.71%, 08/13/04            4,530,000      4,530,000
-------------------------------------------------------------------
Roadway Corp., Sr. Unsec. Gtd. Global
  Notes, 8.25%, 12/01/08                   7,350,000      8,471,978
===================================================================
                                                         13,001,978
===================================================================

WIRELESS TELECOMMUNICATION
  SERVICES-3.15%

Nextel Communications, Inc., Sr. Unsec.
  Notes, 7.38%, 08/01/15                   2,270,000      2,440,250
-------------------------------------------------------------------
TeleCorp PCS, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 10.63%, 07/15/10          14,477,000     17,191,438
-------------------------------------------------------------------
Tritel PCS Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 10.38%, 01/15/11           6,801,000      8,203,706
===================================================================
                                                         27,835,394
===================================================================
    Total U.S. Dollar Denominated Bonds
      & Notes (Cost $678,299,633)                       692,038,385
===================================================================

                                          PRINCIPAL       MARKET
                                            AMOUNT        VALUE
-------------------------------------------------------------------

NON-U.S. DOLLAR DENOMINATED BONDS &
  NOTES-8.81%(I)

AUSTRALIA-0.46%

New South Wales Treasury Corp.
  (Sovereign Debt), Gtd. Euro Bonds,
  8.00%, 03/01/08        AUD               5,000,000   $  4,110,475
===================================================================

CANADA-1.25%

Canadian Government (Sovereign Debt),
  Bonds,
    6.00%, 06/01/08                  CAD   5,520,000      4,577,857
-------------------------------------------------------------------
    5.75%, 06/01/29                  CAD     300,000        245,104
-------------------------------------------------------------------
  Gtd. Bonds,
    7.00%, 12/01/06                  CAD     300,000        251,201
-------------------------------------------------------------------
    7.25%, 06/01/07                  CAD   1,900,000      1,619,091
-------------------------------------------------------------------
    9.00%, 03/01/11                  CAD   1,500,000      1,463,387
-------------------------------------------------------------------
Rogers Cablesystems Ltd. (Broadcasting &
  Cable TV), Sr. Sec. Second Priority
  Deb., 9.65%, 01/15/14              CAD   3,600,000      2,856,552
===================================================================
                                                         11,013,192
===================================================================

CAYMAN ISLANDS-0.48%

Sutton Bridge Financing Ltd. (Electric
  Utilities)-REGS, Gtd. Euro Bonds,
  8.63%, 06/30/22(a)
  (Acquired 05/29/97-06/13/03; Cost
 $3,685,511)                         GBP   2,258,739      4,231,916
===================================================================

GERMANY-4.50%

Bundesobligation (Sovereign Debt)-Series
  140, Euro Bonds, 4.50%, 08/17/07   EUR   7,000,000      9,121,348
-------------------------------------------------------------------
Bundesrepublik Deutschland (Sovereign
  Debt)
  Euro Bonds,
    4.50%, 07/04/09                  EUR   4,500,000      5,867,362
-------------------------------------------------------------------
    5.00%, 07/04/12                  EUR   6,550,000      8,695,410
-------------------------------------------------------------------
Eurohypo A.G. (Thrifts & Mortgage
  Finance)-
  Sec. Euro Bonds, 4.50%, 01/21/13   EUR   6,000,000      7,589,558
-------------------------------------------------------------------
Landesbank Baden-Wuerttemberg
  (Diversified Banks), Sec. Euro Bonds,
  3.25%, 05/08/08 EUR                      6,850,000      8,490,535
===================================================================
                                                         39,764,213
===================================================================

LUXEMBOURG-1.06%

International Bank for Reconstruction &
  Development (The) (Diversified
  Banks)-Series E, Sr. Unsec. Medium
  Term Global Notes, 5.76%, 08/20/07(j)
                     NZD                  17,100,000      9,356,009
===================================================================

UNITED KINGDOM-0.73%

United Kingdom (Treasury of) (Sovereign
  Debt), Bonds, 7.25%, 12/07/07      GBP   3,250,000      6,457,563
===================================================================

UNITED STATES OF AMERICA-0.33%

Federal National Mortgage Association
  (Sovereign Debt), Sr. Unsub. Global
  Notes, 6.38%, 08/15/07             AUD   3,785,000      2,913,330
===================================================================
    Total Non-U.S. Dollar Denominated
      Bonds & Notes (Cost $66,348,179)                   77,846,698
===================================================================

                                                                     INCOME FUND


                                                          MARKET
                                            SHARES        VALUE
-------------------------------------------------------------------

WARRANTS & OTHER EQUITY INTERESTS-0.23%

BROADCASTING & CABLE TV-0.01%

Knology, Inc.(l)                               8,079   $     86,445
-------------------------------------------------------------------
Knology, Inc.-Wts., expiring 10/22/07
  (Acquired 03/12/98; Cost
  $0)(a)(b)(d)(k)                              4,800              0
-------------------------------------------------------------------
ONO Finance PLC (United Kingdom)-REG
  S-Wts., expiring 01/05/09 (Acquired
  07/30/99; Cost $0)(a)(b)(d)(k)                 300              0
===================================================================
                                                             86,445
===================================================================

HOME FURNISHINGS-0.00%

O'Sullivan Industries, Inc.
  Series B, Pfd. Wts., expiring 11/15/09
  (Acquired 06/13/00; Cost $0)(a)(b)(k)        3,845              0
-------------------------------------------------------------------
  Wts., expiring 11/15/09 (Acquired
  06/13/00; Cost $0)(a)(b)(k)                  3,845              0
===================================================================
                                                                  0
===================================================================

INTEGRATED TELECOMMUNICATION
  SERVICES-0.06%

McLeodUSA Inc.-Wts., expiring
  04/16/07(k)                                 17,844         14,811
-------------------------------------------------------------------
NTELOS Inc.-Wts., expiring 08/15/10
  (Acquired 07/21/00-11/15/00; Cost
  $48,673)(a)(b)(k)                            6,485             65
-------------------------------------------------------------------
XO Communications, Inc.(l)                    59,635        435,932
-------------------------------------------------------------------
XO Communications, Inc.
  Series A, Wts., expiring 01/16/10(k)         9,727         34,045
-------------------------------------------------------------------
  Series B, Wts., expiring 01/16/10(k)         7,295         21,885
-------------------------------------------------------------------
  Series C, Wts., expiring 01/16/10(k)         7,295         17,508
===================================================================
                                                            524,246
===================================================================

PHARMACEUTICALS-0.15%

Pfizer Inc.                                   35,569   $  1,302,892
===================================================================

RAILROADS-0.01%

RailAmerica Inc.-Wts., expiring 08/15/10
  (Acquired 10/01/00-10/05/00; Cost
  $0)(a)(b)(k)                                 2,000        134,240
===================================================================

WIRELESS TELECOMMUNICATION
  SERVICES-0.00%

IWO Holdings Inc.-Wts., expiring
  01/15/11 (Acquired 08/24/01; Cost
  $0)(a)(b)(k)                                   400              4
===================================================================
    Total Warrants & Other Equity
      Interests (Cost $1,484,938)                         2,047,827
===================================================================

                                          PRINCIPAL       MARKET
                                            AMOUNT        VALUE
-------------------------------------------------------------------
U.S. MORTGAGE BACKED SECURITIES-7.40%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-2.40%


Pass Through Ctfs.,
  8.50%, 03/01/10                         $  149,274   $    160,988
-------------------------------------------------------------------
  7.00%, 06/01/15 to 06/01/32                188,218        200,590
-------------------------------------------------------------------
  6.50%, 04/01/16 to 08/01/32              1,851,927      1,949,779
-------------------------------------------------------------------
  5.50%, 09/01/16 to 02/01/30              9,270,533      9,470,921
-------------------------------------------------------------------
  6.00%, 04/01/17 to 10/01/32              3,031,183      3,170,825
-------------------------------------------------------------------
  7.50%, 09/01/29 to 06/01/30              1,013,604      1,089,200
-------------------------------------------------------------------
Pass Through Ctfs., TBA,
  6.00%, 02/01/30                          5,000,000      5,186,158
===================================================================
                                                         21,228,461
===================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-3.90%


Pass Through Ctfs.,
  7.50%, 11/01/15 to 05/01/32                751,168        803,788
-------------------------------------------------------------------
  7.00%, 02/01/16 to 09/01/32              2,041,711      2,171,060
-------------------------------------------------------------------
  6.50%, 09/01/16 to 11/01/31              1,965,044      2,069,699
-------------------------------------------------------------------
  6.00%, 07/01/17 to 03/01/33              5,718,196      5,980,085
-------------------------------------------------------------------
  5.00%, 10/01/17 to 11/01/18              4,371,554      4,477,593
-------------------------------------------------------------------
  4.50%, 06/01/18                          4,656,896      4,687,350
-------------------------------------------------------------------
  5.50%, 06/01/18 to 12/01/33              7,385,331      7,545,145
-------------------------------------------------------------------
  8.50%, 02/01/28                            213,933        234,516
-------------------------------------------------------------------
  8.00%, 10/01/30 to 04/01/32              1,136,455      1,227,847
-------------------------------------------------------------------
Pass Through Ctfs., TBA,
  6.50%, 02/01/34                          5,000,000      5,242,188
===================================================================
                                                         34,439,271
===================================================================


GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-1.10%


Pass Through Ctfs.,
  5.00%, 02/15/18                            346,420        355,729
-------------------------------------------------------------------
  7.50%, 06/15/23 to 01/15/32                650,771        702,850
-------------------------------------------------------------------
  8.50%, 11/15/24                            223,999        246,884
-------------------------------------------------------------------
  8.00%, 09/20/26                            178,436        193,291
-------------------------------------------------------------------
  6.00%, 12/15/31 to 11/15/32              1,377,448      1,438,337
-------------------------------------------------------------------
  6.50%, 03/15/31 to 09/15/32              1,658,232      1,751,628
-------------------------------------------------------------------
  7.00%, 04/15/31 to 08/15/31                114,423        122,064
-------------------------------------------------------------------
Pass Through Ctfs., TBA,
  6.50%, 02/01/30                          1,250,000      1,317,969
-------------------------------------------------------------------
  6.00%, 02/01/33                          1,000,000      1,041,875
-------------------------------------------------------------------
  5.50%, 02/01/34                          2,500,000      2,549,219
===================================================================
                                                          9,719,846
===================================================================
    Total U.S. Mortgage Backed
      Securities (Cost $64,998,164)                      65,387,578
===================================================================

                                          PRINCIPAL       MARKET
                                            AMOUNT        VALUE
-------------------------------------------------------------------

U.S. TREASURY BONDS-1.24%

7.25%, 05/15/16 to 08/15/22 (Cost
  $10,850,262)                            $8,575,000(m) $ 10,972,722
===================================================================

ASSET-BACKED SECURITIES-2.69%

OTHER DIVERSIFIED FINANCIAL
  SERVICES-2.69%

Citicorp Lease-Series 1999-1, Class A1,
  Pass Through Ctfs., 7.22%, 06/15/05
  (Acquired 05/08/02-09/23/03; Cost
  $5,569,291)(a)(b)                        5,219,614      5,574,965
-------------------------------------------------------------------
Citicorp Lease-Series 1999-1, Class A2,
  Pass Through Ctfs., 8.04%, 12/15/19
  (Acquired 06/01/00-01/25/01; Cost
  $5,212,171)(a)(b)                        5,200,000      6,165,557
-------------------------------------------------------------------

First Industrial Realty Trust, Inc.,
  PATS, 7.38%, 05/15/04 (Acquired
  02/06/03; Cost $1,572,750)(a)(b)         1,500,000      1,522,290
-------------------------------------------------------------------

-------------------------------------------------------------------
                                          PRINCIPAL       MARKET
                                            AMOUNT        VALUE
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Patron's Legacy-Series A, Ctfs., 5.65%,
  01/17/17                                $5,000,000   $  5,047,000
-------------------------------------------------------------------
Yorkshire Power Finance (Cayman
  Islands)-Series 2000-1, Pass Through
  Ctfs., 8.25%, 02/15/05 (Acquired
  06/19/03-11/12/03; Cost
  $5,506,223)(a)(b)                        5,145,000      5,441,558
===================================================================
    Total Asset-Backed Securities (Cost
      $22,860,435)                                       23,751,370
===================================================================
TOTAL INVESTMENTS-98.71% (Cost
  $844,841,611)                                         872,044,580
===================================================================
OTHER ASSETS LESS LIABILITIES-1.29%                      11,408,155
===================================================================
NET ASSETS-100.00%                                     $883,452,735
___________________________________________________________________
===================================================================

Investment Abbreviations:

AUD     - Australian Dollar
CAD     - Canadian Dollars
Conv.   - Convertible
Ctfs.   - Certificates
Deb.    - Debentures
Disc.   - Discounted
EUR     - Euro
GBP     - British Pound Sterling
GO      - General Obligation Bonds
Gtd.    - Guaranteed
Jr.     - Junior
NZD     - New Zealand Dollar
PATS    - Pass Through Asset Trust
Pfd.    - Preferred
PHONES  - Participation Hybrid Option Notes
PIK     - Payment in Kind
REGS    - Regulation S
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 01/31/04 was $95,716,139, which represented 10.83% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(b) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 01/31/04 was $84,376,444 which represented 9.55% of the Fund's net assets.
(c) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(d) Security fair valued in accordance with the procedures established by the Board of Trustees.
(e) Perpetual bond with no specified maturity date.
(f) Interest rates are redetermined semi-annually. Rates shown are rates in effect on 01/31/04.
(g) Interest rates are redetermined quarterly. Rates shown are rates in effect on 01/31/04.
(h) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Security Assurance Inc., or MBIA Insurance Corp.
(i) Foreign denominated security. Par value is denominated in currency indicated.
(j) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(k) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(l) Non-income producing security.
(m) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1 section H and Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost
  $844,841,611)                               $  872,044,580
------------------------------------------------------------
Foreign currencies, at value (cost $666,514)         747,190
------------------------------------------------------------
Cash                                              10,961,213
------------------------------------------------------------
Receivables for:
  Investments sold                                40,785,798
------------------------------------------------------------
  Fund shares sold                                   555,662
------------------------------------------------------------
  Dividends and interest                          13,231,396
------------------------------------------------------------
  Foreign currency contracts outstanding             485,506
------------------------------------------------------------
  Amount due from advisor                             14,416
------------------------------------------------------------
  Investments matured (Note 10)                       26,000
------------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                   183,783
------------------------------------------------------------
Other assets                                          82,252
============================================================
    Total assets                                 939,117,796
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           51,182,927
------------------------------------------------------------
  Fund shares reacquired                           2,743,500
------------------------------------------------------------
  Dividends                                          877,403
------------------------------------------------------------
  Deferred compensation and retirement plans         228,313
------------------------------------------------------------
  Variation margin                                    56,016
------------------------------------------------------------
Accrued distribution fees                            360,846
------------------------------------------------------------
Accrued trustees' fees                                   807
------------------------------------------------------------
Accrued transfer agent fees                          215,249
============================================================
    Total liabilities                             55,665,061
============================================================
Net assets applicable to shares outstanding   $  883,452,735
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,050,347,486
------------------------------------------------------------
Undistributed net investment income               (5,864,112)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and foreign currency contracts                (188,415,178)
------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies, foreign
  currency contracts and futures contracts        27,384,539
============================================================
                                              $  883,452,735
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $  415,160,672
____________________________________________________________
============================================================
Class B                                       $  232,842,034
____________________________________________________________
============================================================
Class C                                       $   40,295,515
____________________________________________________________
============================================================
Class R                                       $      893,216
____________________________________________________________
============================================================
Investor Class                                $  194,261,298
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           61,832,607
____________________________________________________________
============================================================
Class B                                           34,637,295
____________________________________________________________
============================================================
Class C                                            6,011,307
____________________________________________________________
============================================================
Class R                                              133,226
____________________________________________________________
============================================================
Investor Class                                    28,889,021
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $         6.71
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $6.71 divided by
      95.25%)                                 $         7.04
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $         6.72
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $         6.70
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $         6.70
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                     $         6.72
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended January 31, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $21,870,900
-------------------------------------------------------------------------
Dividends                                                          28,883
-------------------------------------------------------------------------
Dividends from affiliated money market funds                       14,880
=========================================================================
    Total investment income                                    21,914,663
=========================================================================

EXPENSES:

Advisory fees                                                   1,661,966
-------------------------------------------------------------------------
Administrative services fees                                      113,105
-------------------------------------------------------------------------
Custodian fees                                                     43,851
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         540,677
-------------------------------------------------------------------------
  Class B                                                       1,229,619
-------------------------------------------------------------------------
  Class C                                                         205,231
-------------------------------------------------------------------------
  Class R                                                           1,787
-------------------------------------------------------------------------
  Investor Class                                                  125,244
-------------------------------------------------------------------------
Transfer agent fees                                               812,723
-------------------------------------------------------------------------
Trustees' fees                                                      9,091
-------------------------------------------------------------------------
Other                                                             225,369
=========================================================================
    Total expenses                                              4,968,663
=========================================================================
Less: Fees waived and expense offset arrangements                  (4,711)
=========================================================================
    Net expenses                                                4,963,952
=========================================================================
Net investment income                                          16,950,711
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES, FOREIGN CURRENCY CONTRACTS
  AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                        12,109,376
-------------------------------------------------------------------------
  Foreign currencies                                               84,080
-------------------------------------------------------------------------
  Foreign currency contracts                                   (2,895,399)
=========================================================================
                                                                9,298,057
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        23,795,352
-------------------------------------------------------------------------
  Foreign currencies                                              116,445
-------------------------------------------------------------------------
  Foreign currency contracts                                      485,506
-------------------------------------------------------------------------
  Futures contracts                                              (430,105)
=========================================================================
                                                               23,967,198
=========================================================================
Net gain from investment securities, foreign currencies,
  foreign currency contracts and futures contracts             33,265,255
=========================================================================
Net increase in net assets resulting from operations          $50,215,966
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2004 and the year ended July 31, 2003 (Unaudited)

                                                              JANUARY 31,       JULY 31,
                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $16,950,711     $ 27,179,987
------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, foreign currency contracts and futures
    contracts                                                   9,298,057       11,078,771
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies, foreign currency
    contracts and futures contracts                            23,967,198        7,481,319
==========================================================================================
    Net increase in net assets resulting from operations       50,215,966       45,740,077
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                     (14,090,682)     (17,704,359)
------------------------------------------------------------------------------------------
  Class B                                                      (7,109,486)     (11,405,320)
------------------------------------------------------------------------------------------
  Class C                                                      (1,193,487)      (1,943,514)
------------------------------------------------------------------------------------------
  Class R                                                         (22,610)         (20,018)
------------------------------------------------------------------------------------------
  Investor Class                                               (3,491,069)              --
==========================================================================================
    Decrease in net assets resulting from distributions       (25,907,334)     (31,073,211)
==========================================================================================
Share transactions-net:
  Class A                                                     (44,422,751)     159,552,030
------------------------------------------------------------------------------------------
  Class B                                                     (31,209,228)      31,760,268
------------------------------------------------------------------------------------------
  Class C                                                      (2,830,403)       2,667,067
------------------------------------------------------------------------------------------
  Class R                                                         362,061          489,222
------------------------------------------------------------------------------------------
  Investor Class                                              191,654,430               --
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                             113,554,109      194,468,587
==========================================================================================
    Net increase in net assets                                137,862,741      209,135,453
==========================================================================================

NET ASSETS:

  Beginning of period                                         745,589,994      536,454,541
==========================================================================================
  End of period (including undistributed net investment
    income of $(5,864,112) and $3,092,511 for 2004 and 2003,
    respectively)                                             $883,452,735    $745,589,994
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

January 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Income Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end, and as such, the net asset value for shareholder transactions may be different than the net asset value reported in these financial statements. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. The difference between the selling price and the future repurchase price is recorded as realized gain (loss). At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

I. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $200 million of the Fund's average daily net assets, plus 0.40% on the next $300 million of the Fund's average daily net assets, plus 0.35% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. For the six months ended January 31, 2004, AIM waived fees of $638.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended January 31, 2004, AIM was paid $113,105 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the six months ended January 31, 2004, AISI retained $424,448 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of these amounts, 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended January 31, 2004, the Class A, Class B, Class C, Class R and Investor Class shares paid $540,677, $1,229,619, $205,231, $1,787 and $125,244, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended January 31, 2004, AIM Distributors retained $55,585 in front-end sales commissions from the sale of Class A shares and $9,965, $2,517, $135 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.


NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted pursuant to an exemptive order by the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees to invest daily available cash balances in affiliated money market funds. Each day the prior day's balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day's available cash. The table below shows the transactions in and earnings from investments in affiliated money market funds for the period ended January 31, 2004.

                                                                         UNREALIZED
                      MARKET VALUE     PURCHASES        PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND                   07/31/2003       AT COST        FROM SALES      (DEPRECIATION)     01/31/2004      INCOME     GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio            $1,498,983     $ 70,661,611    $ (72,160,594)       $  --            $  --        $ 7,578        $  --
--------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio    1,498,983       70,661,611      (72,160,594)          --               --          7,302           --
================================================================================================================================
    Total              $2,997,966     $141,323,222    $(144,321,188)       $  --            $  --        $14,880        $  --
________________________________________________________________________________________________________________________________
================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from Demand Deposit Account (DDA) balances in transfer agency clearing accounts. For the six months ended January 31, 2004, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $4,073 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $4,073.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the six months ended January 31, 2004, the Fund paid legal fees of $3,536 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended January 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 7--FOREIGN CURRENCY CONTRACTS

                      OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
-----------------------------------------------------------------------------------------
                                        CONTRACT TO                          UNREALIZED
SETTLEMENT                        ------------------------                  APPRECIATION
DATE                   CURRENCY    DELIVER       RECEIVE        VALUE      (DEPRECIATION)
-----------------------------------------------------------------------------------------
04/20/04                  AUD      8,900,000   $ 6,772,900   $ 6,730,518      $ 42,382
-----------------------------------------------------------------------------------------
04/16/04                  CAD     14,350,000    11,019,405    10,798,971       220,434
-----------------------------------------------------------------------------------------
03/09/04                  EUR     11,000,000    13,937,380    13,711,871       225,509
-----------------------------------------------------------------------------------------
04/20/04                  NZD     12,900,000     8,604,300     8,607,119        (2,819)
=========================================================================================
                                  47,150,000   $40,333,985   $39,848,479      $485,506
_________________________________________________________________________________________
=========================================================================================

NOTE 8--FUTURES CONTRACTS

On January 31, 2004, $400,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of January 31, 2004 were as follows:

                     OPEN FUTURES CONTRACTS AT PERIOD END
------------------------------------------------------------------------------
                                                                  UNREALIZED
                        NO. OF        MONTH/        MARKET       APPRECIATION
CONTRACT               CONTRACTS    COMMITMENT       VALUE      (DEPRECIATION)
------------------------------------------------------------------------------
2 Year U.S. Treasury
 Note                      61      Mar-04/Short   $13,084,500     $(106,224)
------------------------------------------------------------------------------
5 Year U.S. Treasury
 Note                     175      Mar-04/Short    19,657,422      (323,881)
==============================================================================
                                                  $32,741,922     $(430,105)
______________________________________________________________________________
==============================================================================

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
July 31, 2005                                 $  7,885,742
----------------------------------------------------------
July 31, 2006                                   16,650,825
----------------------------------------------------------
July 31, 2007                                   21,165,364
----------------------------------------------------------
July 31, 2008                                   37,943,008
----------------------------------------------------------
July 31, 2009                                   20,424,947
----------------------------------------------------------
July 31, 2010                                   50,580,143
----------------------------------------------------------
July 31, 2011                                   40,489,926
==========================================================
Total capital loss carryforward               $195,139,955
__________________________________________________________
==========================================================

NOTE 10--INVESTMENT SECURITIES


The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2004 was $601,092,377 and $740,404,312, respectively.

  Receivable for investments matured represents the estimated proceeds to the Fund by Candescent Technologies Corp. which is in default with respect to the principal payments on $2,600,000 par value, Senior Unsecured Guaranteed Subordinated Debentures, 8.00%, which was due May 1, 2003. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees.

                 UNREALIZED APPRECIATION (DEPRECIATION) OF
                   INVESTMENT SECURITIES ON A TAX BASIS
---------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities      $22,890,440
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (7,355,567)
===========================================================================
Net unrealized appreciation of investment securities            $15,534,873
___________________________________________________________________________
===========================================================================
Cost of investments for tax purposes is $856,509,707.

NOTE 11--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Investor Class shares are sold at net asset value. Under some circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                    JANUARY 31, 2004                 JULY 31, 2003
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       6,781,116    $  44,916,478     34,974,482    $ 227,557,387
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,113,660       14,007,985      6,568,344       42,470,135
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         693,992        4,587,869      2,457,437       15,917,589
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                          80,190          528,184        221,537        1,433,022
--------------------------------------------------------------------------------------------------------------------------
  Investor Class*                                               1,772,553       11,790,599             --               --
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       1,634,413       10,868,010      2,135,445       13,818,002
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         779,614        5,189,256      1,263,215        8,179,269
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         141,865          941,849        228,277        1,474,885
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                           3,409           22,662          3,045           19,965
--------------------------------------------------------------------------------------------------------------------------
  Investor Class*                                                 472,527        3,158,876             --               --
==========================================================================================================================
Issued in connection with acquisitions:
  Class A                                                         768,863        5,095,481**   27,342,473      187,057,737***
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                          93,808          622,323**    8,116,484       55,594,742***
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         265,700        1,758,132**    1,021,582        6,979,000***
--------------------------------------------------------------------------------------------------------------------------
  Investor Class*                                              33,350,556      221,411,294**           --               --
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       1,340,601        8,904,212      1,200,781        7,816,358
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,338,688)      (8,904,212)    (1,198,212)      (7,816,358)
==========================================================================================================================
Reacquired:
  Class A                                                     (17,241,092)    (114,206,932)   (42,574,877)    (276,697,454)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (6,358,016)     (42,124,580)   (10,303,838)     (66,667,520)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,532,843)     (10,118,253)    (3,361,539)     (21,704,407)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (28,693)        (188,785)      (147,810)        (963,765)
--------------------------------------------------------------------------------------------------------------------------
  Investor Class*                                              (6,706,615)     (44,706,339)            --               --
==========================================================================================================================
                                                               17,086,920    $ 113,554,109     27,946,826    $ 194,468,587
__________________________________________________________________________________________________________________________
==========================================================================================================================

 *  Investor Class shares commenced sales on September 30, 2003.
 ** As of the open of business on November 3, 2003, the Fund acquired all of the net assets of INVESCO Select Income Fund pursuant to a plan of reorganization approved by the INVESCO Select Income Fund shareholders on October 28, 2003. The acquisition was accomplished by a tax-free exchange of 34,478,927 shares of the Fund for 42,791,496 shares of INVESCO Select Income Fund outstanding as of the close of business October 31, 2003. INVESCO Select Income Fund's net assets at that date of $228,887,230 including $3,699,693 of unrealized appreciation, were combined with those of the Fund. On the acquisition date, INVESCO Select Income Fund had undistributed net investment income (loss) of $(151,470) and undistributed net realized gain
    (loss) of $(129,053,501). The aggregate net assets of the Fund immediately before the acquisition were $714,702,935.
*** As of the open of business on June 23, 2003, the Fund acquired all the net assets of AIM Global Income Fund and AIM Strategic Income Fund pursuant to a plan of reorganization approved by AIM Global Income Fund and AIM Strategic Income Fund shareholders on June 4, 2003. The acquisition was accomplished by a tax-free exchange of 36,480,538 shares of the Fund for 15,981,096 shares of AIM Global Income Fund outstanding and 12,468,897 shares of AIM Strategic Income Fund outstanding as of the close of business on June 20, 2003. AIM Global Income Fund's net assets at that date of $146,381,616 including $12,323,096 of unrealized appreciation and AIM Strategic Income Fund's net assets at that date of $103,249,865 including $4,131,358 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $551,945,514. Included in net assets of the acquired fund is undistributed net investment income (loss) of $(886,025) and undistributed net realized gain (loss) of $(30,590,083) for AIM Global Income Fund and undistributed net investment income (loss) of $(55,417) and undistributed net realized gain (loss) of $(133,270,496) for AIM Strategic Income Fund.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                   CLASS A
                                            -------------------------------------------------------------------------------------
                                            SIX MONTHS                                               SEVEN MONTHS
                                              ENDED                   YEAR ENDED JULY 31,              ENDED         YEAR ENDED
                                            JANUARY 31,       -----------------------------------     JULY 31,       DECEMBER 31,
                                              2004              2003        2002           2001         2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $   6.51         $   6.20    $   6.91       $   7.14      $   7.59        $   8.38
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          0.15(a)          0.34(a)     0.44(a)(b)     0.53          0.34            0.57
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     0.27             0.35       (0.70)         (0.23)        (0.47)          (0.81)
=================================================================================================================================
    Total from investment operations             0.42             0.69       (0.26)          0.30         (0.13)          (0.24)
=================================================================================================================================
Less distributions:
  Dividends from net investment income          (0.22)           (0.38)      (0.43)         (0.51)        (0.25)          (0.55)
=================================================================================================================================
  Returns of capital                               --               --       (0.02)         (0.02)        (0.07)             --
=================================================================================================================================
    Total distributions                         (0.22)           (0.38)      (0.45)         (0.53)        (0.32)          (0.55)
=================================================================================================================================
Net asset value, end of period               $   6.71         $   6.51    $   6.20       $   6.91      $   7.14        $   7.59
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                  6.49%           11.36%      (4.05)%         4.42%        (1.70)%         (2.92)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $415,161         $446,526    $281,966       $346,967      $346,482        $393,414
=================================================================================================================================
Ratio of expenses to average net assets          0.95%(d)         1.02%       0.96%          0.95%         0.97%(e)        0.91%
=================================================================================================================================
Ratio of net investment income to average
  net assets                                     4.39%(d)         5.19%       6.57%(b)       7.57%         8.03%(e)        7.11%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                         82%             141%         70%            83%           43%             78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.45 and the ratio of net investment income to average net assets would have been 6.76%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $430,190,539.
(e)  Annualized.
(f)  Not annualized for periods less than one year.


                                                                                   CLASS B
                                            -------------------------------------------------------------------------------------
                                            SIX MONTHS                                               SEVEN MONTHS
                                              ENDED                   YEAR ENDED JULY 31,              ENDED         YEAR ENDED
                                            JANUARY 31,       -----------------------------------     JULY 31,       DECEMBER 31,
                                              2004              2003        2002           2001         2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $   6.52         $   6.21    $   6.92       $   7.14      $   7.58        $   8.37
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          0.12(a)          0.29(a)     0.39(a)(b)     0.48          0.31            0.50
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     0.27             0.35       (0.70)         (0.23)        (0.47)          (0.80)
=================================================================================================================================
    Total from investment operations             0.39             0.64       (0.31)          0.25         (0.16)          (0.30)
=================================================================================================================================
Less distributions:
  Dividends from net investment income          (0.19)           (0.33)      (0.38)         (0.45)        (0.21)          (0.49)
---------------------------------------------------------------------------------------------------------------------------------
  Returns of capital                               --               --       (0.02)         (0.02)        (0.07)             --
=================================================================================================================================
    Total distributions                         (0.19)           (0.33)      (0.40)         (0.47)        (0.28)          (0.49)
=================================================================================================================================
Net asset value, end of period               $   6.72         $   6.52    $   6.21       $   6.92      $   7.14        $   7.58
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                  6.10%           10.53%      (4.76)%         3.67%        (2.09)%         (3.72)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $232,842         $256,642    $216,710       $237,118      $213,926        $244,713
=================================================================================================================================
Ratio of expenses to average net assets          1.70%(d)         1.77%       1.71%          1.71%         1.73%(e)        1.66%
=================================================================================================================================
Ratio of net investment income to average
  net assets                                     3.64%(d)         4.44%       5.82%(b)       6.81%         7.28%(e)        6.36%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                         82%             141%         70%            83%           43%             78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 6.01%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $244,587,222.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                    CLASS C
                                               ----------------------------------------------------------------------------------
                                               SIX MONTHS                                            SEVEN MONTHS
                                                  ENDED                YEAR ENDED JULY 31,              ENDED         YEAR ENDED
                                               JANUARY 31,       --------------------------------      JULY 31,      DECEMBER 31,
                                                  2004            2003       2002          2001          2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  6.51         $  6.19    $  6.91       $  7.13      $  7.57         $  8.36
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             0.12(a)         0.29(a)    0.39(a)(b)    0.48         0.31            0.50
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                        0.26            0.36      (0.71)        (0.23)       (0.47)          (0.80)
=================================================================================================================================
    Total from investment operations                0.38            0.65      (0.32)         0.25        (0.16)          (0.30)
=================================================================================================================================
Less distributions:
  Dividends from net investment income             (0.19)          (0.33)     (0.38)        (0.45)       (0.21)          (0.49)
---------------------------------------------------------------------------------------------------------------------------------
  Returns of capital                                  --              --      (0.02)        (0.02)       (0.07)             --
=================================================================================================================================
    Total distributions                            (0.19)          (0.33)     (0.40)        (0.47)       (0.28)          (0.49)
=================================================================================================================================
Net asset value, end of period                   $  6.70         $  6.51    $  6.19       $  6.91      $  7.13         $  7.57
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                     5.95%          10.73%     (4.92)%        3.68%       (2.09)%         (3.71)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $40,296         $41,912    $37,769       $44,216      $26,821         $28,202
=================================================================================================================================
Ratio of expenses to average net assets             1.70%(d)        1.77%      1.71%         1.71%        1.73%(e)        1.66%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                            3.64%(d)        4.44%      5.82%(b)      6.81%        7.28%(e)        6.36%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                            82%            141%        70%           83%          43%             78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 6.01%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $40,823,137.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                 CLASS R
                                                              ---------------------------------------------
                                                                                              JUNE 2, 2002
                                                              SIX MONTHS                       (DATE SALES
                                                                 ENDED          YEAR ENDED    COMMENCED) TO
                                                              JANUARY 31,        JULY 31,       JULY 31,
                                                                 2004              2003           2002
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 6.51            $ 6.20         $ 6.53
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.14(a)           0.32(a)        0.06(a)(b)
-----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.26              0.35          (0.32)
===========================================================================================================
    Total from investment operations                              0.40              0.67          (0.26)
===========================================================================================================
Less distributions:
  Dividends from net investment income                           (0.21)            (0.36)         (0.05)
-----------------------------------------------------------------------------------------------------------
  Returns of capital                                                --                --          (0.02)
===========================================================================================================
    Total distributions                                          (0.21)            (0.36)         (0.07)
===========================================================================================================
Net asset value, end of period                                  $ 6.70            $ 6.51         $ 6.20
___________________________________________________________________________________________________________
===========================================================================================================
Total return(c)                                                   6.20%            11.08%         (4.01)%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  893            $  509         $   10
===========================================================================================================
Ratio of expenses to average net assets                           1.20%(d)          1.27%          1.21%(e)
===========================================================================================================
Ratio of net investment income to average net assets              4.14%(d)          4.94%          6.32%(b)(e)
___________________________________________________________________________________________________________
===========================================================================================================
Portfolio turnover rate(f)                                          82%              141%            70%
___________________________________________________________________________________________________________
===========================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.07 and the ratio of net investment income to average net assets would have been 6.51%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(d)  Ratios are annualized and based on average daily net assets of $710,832.
(e)  Annualized.
(f)  Not annualized for periods less than one year.


                                                                  INVESTOR CLASS
                                                                ------------------
                                                                SEPTEMBER 30, 2003
                                                                    (DATE SALES
                                                                   COMMENCED) TO
                                                                    JANUARY 31,
                                                                       2004
----------------------------------------------------------------------------------
Net asset value, beginning of period                                 $   6.71
----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                  0.10(a)
----------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                 0.07
==================================================================================
    Total from investment operations                                     0.17
==================================================================================
Less distributions from net investment income                           (0.16)
==================================================================================
Net asset value, end of period                                       $   6.72
__________________________________________________________________________________
==================================================================================
Total return(b)                                                          2.53%
__________________________________________________________________________________
==================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $194,261
==================================================================================
Ratio of expenses to average net assets                                  0.95%(c)
==================================================================================
Ratio of net investment income to average net assets                     4.39%(c)
__________________________________________________________________________________
==================================================================================
Portfolio turnover rate(d)                                                 82%
__________________________________________________________________________________
==================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $149,070,377.
(d)  Not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG continues to serve as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

  A.  Regulatory Inquiries and Actions
      ---------------------------------

    1.  IFG

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the chief executive officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

    2.  AIM

AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

    3.  AMVESCAP Response

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

  B.  Private Actions
      ---------------

In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and
(iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions alleging market timing throughout the mutual fund industry should be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Twelve actions filed against IFG have been conditionally transferred to the Panel in Maryland, and IFG and AIM anticipate that all other market timing actions that may be filed or that are already pending against IFG and/or AIM will be transferred to the Panel as well.

  Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

  As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

FINANCIALS

SCHEDULE OF INVESTMENTS

January 31, 2004
(Unaudited)


                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-101.96%

FEDERAL FARM CREDIT BANK-2.75%

Bonds,
  6.00%, 06/11/08 to 03/07/11                  $19,000,000   $   21,160,300
---------------------------------------------------------------------------
Medium Term Notes,
  5.75%, 12/07/28                               10,000,000       10,382,700
===========================================================================
                                                                 31,543,000
===========================================================================

FEDERAL HOME LOAN BANK-2.56%

Unsec. Bonds,
  7.36%, 07/01/04                                2,800,000        2,872,380
---------------------------------------------------------------------------
  6.50%, 11/15/05                                2,000,000        2,160,880
---------------------------------------------------------------------------
  7.25%, 02/15/07                                5,500,000        6,237,440
---------------------------------------------------------------------------
  4.88%, 05/15/07                               16,000,000       17,057,440
---------------------------------------------------------------------------
  5.48%, 01/08/09                                1,000,000        1,089,590
===========================================================================
                                                                 29,417,730
===========================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-19.36%

Pass Through Ctfs.,
  9.00%, 12/01/05 to 04/01/25                      617,469          675,103
---------------------------------------------------------------------------
  8.00%, 07/01/06 to 11/17/30                    3,563,887        3,894,252
---------------------------------------------------------------------------
  8.50%, 07/01/07 to 10/01/29                    4,459,143        4,840,607
---------------------------------------------------------------------------
  7.00%, 11/01/10 to 02/01/33                   20,960,497       22,303,231
---------------------------------------------------------------------------
  6.50%, 02/01/11 to 09/01/32                   34,429,700       36,371,185
---------------------------------------------------------------------------
  10.00%, 11/01/11 to 04/01/20                   1,930,975        2,168,317
---------------------------------------------------------------------------
  12.00%, 02/01/13                                   3,589            4,071
---------------------------------------------------------------------------
  6.00%, 06/01/17 to 05/01/33                   20,004,359       20,770,606
---------------------------------------------------------------------------
  5.00%, 11/01/18                               12,431,375       12,729,003
---------------------------------------------------------------------------
  10.50%, 08/01/19 to 01/01/21                     339,148          381,021
---------------------------------------------------------------------------
  9.50%, 11/01/20 to 04/01/25                    1,454,573        1,624,654
---------------------------------------------------------------------------
  7.50%, 09/01/29 to 09/01/30                   17,268,402       18,556,302
---------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  4.50%, 02/01/15(a)                            12,000,000       12,036,824
---------------------------------------------------------------------------
Unsec. Global Bonds,
  4.00%, 10/29/07                               48,000,000       48,800,160
---------------------------------------------------------------------------
Unsec. Medium Term Notes,
  6.00%, 06/27/17                                5,000,000        5,176,400
---------------------------------------------------------------------------
Unsec. Notes,
  5.00%, 07/30/09                               31,200,000       31,713,864
===========================================================================
                                                                222,045,600
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------


FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-58.38%

Pass Through Ctfs.,
  8.50%, 01/01/07 to 04/01/30                  $17,858,116   $   19,692,605
---------------------------------------------------------------------------
  7.50%, 07/01/10 to 06/01/31                    9,663,967       10,380,364
---------------------------------------------------------------------------
  7.00%, 05/01/11 to 05/01/33                   46,447,574       49,555,411
---------------------------------------------------------------------------
  8.00%, 02/01/12 to 04/01/32                   48,822,115       52,642,104
---------------------------------------------------------------------------
  6.50%, 05/01/13 to 05/01/33                   97,440,464      103,235,683
---------------------------------------------------------------------------
  6.00%, 10/01/13 to 11/01/33                  196,538,732      205,191,694
---------------------------------------------------------------------------
  9.50%, 07/01/16 to 08/01/22                      304,157          340,726
---------------------------------------------------------------------------
  5.00%, 01/01/17 to 11/01/18                   22,432,734       22,862,275
---------------------------------------------------------------------------
  5.50%, 09/01/17 to 12/01/33                   94,813,005       97,335,554
---------------------------------------------------------------------------
  4.50%, 05/01/18 to 06/01/18                   27,356,639       27,535,535
---------------------------------------------------------------------------
  10.00%, 12/20/19 to 12/20/21                   2,040,323        2,296,053
---------------------------------------------------------------------------
  10.32%, 04/20/25                                 612,549          698,191
---------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 03/01/34(a)                            20,384,000       20,222,361
---------------------------------------------------------------------------
Series B, Unsec. Medium Term Notes,
  6.47%, 09/25/12                               10,550,000       12,107,813
---------------------------------------------------------------------------
  6.88%, 09/10/12 to 09/24/12                   24,765,000       27,469,735
---------------------------------------------------------------------------
Unsec. Global Notes,
  6.00%, 01/18/12                               17,500,000       18,152,050
===========================================================================
                                                                669,718,154
===========================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-13.66%

Pass Through Ctfs.,
  6.00%, 10/15/08 to 08/15/33                   20,335,652       21,260,030
---------------------------------------------------------------------------
  6.50%, 10/15/08 to 07/15/33                   76,816,174       81,187,279
---------------------------------------------------------------------------
  7.00%, 10/15/08 to 06/15/33                   11,315,998       12,153,736
---------------------------------------------------------------------------
  9.00%, 10/15/08 to 04/15/21                      241,243          268,270
---------------------------------------------------------------------------
  9.50%, 06/15/09 to 03/15/23                    1,036,741        1,157,860
---------------------------------------------------------------------------
  10.00%, 11/15/09 to 07/15/24                   2,397,335        2,702,893
---------------------------------------------------------------------------
  11.00%, 12/15/09 to 10/15/15                      20,157           22,689
---------------------------------------------------------------------------
  12.50%, 11/15/10                                  16,933           19,453
---------------------------------------------------------------------------
  13.00%, 01/15/11 to 12/15/14                      95,432          111,776
---------------------------------------------------------------------------
  13.50%, 04/15/11 to 04/15/15                     121,603          141,496
---------------------------------------------------------------------------
  12.00%, 02/15/13 to 07/15/15                     113,821          131,551
---------------------------------------------------------------------------
  10.50%, 02/15/16                                  13,527           15,358
---------------------------------------------------------------------------
  5.00%, 11/15/17 to 02/15/18                   31,069,536       31,913,753
---------------------------------------------------------------------------
  8.00%, 01/15/22 to 06/15/27                    4,415,387        4,824,405
---------------------------------------------------------------------------
  7.50%, 03/15/26 to 08/15/28                      722,672          777,145
===========================================================================
                                                                156,687,694
===========================================================================


                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

PRIVATE EXPORT FUNDING COMPANY-2.18%

Series G, Sec. Gtd. Notes,
  6.67%, 09/15/09                              $ 7,700,000   $    8,845,991
---------------------------------------------------------------------------
Series J, Sec. Gtd. Notes,
  7.65%, 05/15/06                                7,000,000        7,845,390
---------------------------------------------------------------------------
Series UU, Sec. Gtd. Notes,
  7.95%, 11/01/06                                8,000,000        8,366,720
===========================================================================
                                                                 25,058,101
===========================================================================

TENNESSEE VALLEY AUTHORITY-3.07%

Global, Putable Bonds,
  4.88%, 12/15/06                               10,000,000       10,734,000
---------------------------------------------------------------------------
Series G, Global Bonds,
  5.38%, 11/13/08                               22,600,000       24,504,276
===========================================================================
                                                                 35,238,276
===========================================================================
    Total U.S. Government Agency Securities
      (Cost $1,157,217,938)                                   1,169,708,555
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE

---------------------------------------------------------------------------

U.S. TREASURY SECURITIES-7.18%

U.S. TREASURY NOTES-5.16%

  1.63%, 01/31/05                              $ 8,400,000   $    8,434,104
---------------------------------------------------------------------------
  6.75%, 05/15/05                                1,300,000        1,388,361
---------------------------------------------------------------------------
  4.63%, 05/15/06                               19,800,000       20,972,556
---------------------------------------------------------------------------
  12.75%, 11/15/10                              11,700,000       13,943,124
---------------------------------------------------------------------------
  4.00%, 11/15/12                                7,500,000        7,498,800
---------------------------------------------------------------------------
  4.25%, 08/15/13                                6,900,000        6,980,868
===========================================================================
                                                                 59,217,813
===========================================================================

U.S. TREASURY BONDS-1.70%

  7.50%, 11/15/16 to 11/15/24                   14,950,000       19,574,049
===========================================================================

U.S. TREASURY STRIPS-0.32%

  6.79%, 11/15/18(b)                             7,750,000        3,653,428
===========================================================================
    Total U.S. Treasury Securities (Cost
      $78,851,553)                                               82,445,290
===========================================================================

                                                 SHARES

MONEY MARKET FUNDS-3.96%

Government & Agency Portfolio (Cost
  $45,397,793)(c)                               45,397,793       45,397,793
===========================================================================
TOTAL INVESTMENTS-113.10% (Cost
  $1,281,467,284)                                             1,297,551,638
===========================================================================
OTHER ASSETS LESS LIABILITIES-(13.10%)                         (150,333,523)
===========================================================================
NET ASSETS-100.00%                                           $1,147,218,115
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

Ctfs    - Certificates
Gtd.    - Guaranteed
Sec.    - Secured
STRIPS  - Separately Traded Registered Interest and Principal Security
TBA     - To Be Announced
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security purchased on forward commitment basis. These securities are subject to dollar roll transactions. See Note 1 Section D.
(b) STRIPS are traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost
  $1,236,069,491)                             $1,252,153,845
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $45,397,793)                              45,397,793
============================================================
    Total investments (cost $1,281,467,284)    1,297,551,638
============================================================
Cash                                                 396,240
------------------------------------------------------------
Receivables for:
  Fund shares sold                                   904,053
------------------------------------------------------------
  Dividends and interest                           9,382,177
------------------------------------------------------------
  Principal paydowns                                  66,084
------------------------------------------------------------
  Amount due from advisor                             11,216
------------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                    96,993
------------------------------------------------------------
Other assets                                         180,871
============================================================
    Total assets                               1,308,589,272
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Accrued interest expense                            14,913
------------------------------------------------------------
  Investments purchased                           32,539,176
------------------------------------------------------------
  Fund shares reacquired                           5,336,580
------------------------------------------------------------
  Dividends                                          594,081
------------------------------------------------------------
  Reverse repurchase agreements                  121,902,126
------------------------------------------------------------
  Deferred compensation and retirement plans         130,579
------------------------------------------------------------
Accrued distribution fees                            606,403
------------------------------------------------------------
Accrued trustees' fees                                 1,199
------------------------------------------------------------
Accrued transfer agent fees                          189,578
------------------------------------------------------------
Accrued operating expenses                            56,522
============================================================
    Total liabilities                            161,371,157
============================================================
Net assets applicable to shares outstanding   $1,147,218,115
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,180,003,864
------------------------------------------------------------
Undistributed net investment income              (10,133,960)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                          (38,736,143)
------------------------------------------------------------
Unrealized appreciation of investment
  securities                                      16,084,354
============================================================
                                              $1,147,218,115
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $  478,876,056
____________________________________________________________
============================================================
Class B                                       $  473,240,677
____________________________________________________________
============================================================
Class C                                       $  101,958,580
____________________________________________________________
============================================================
Class R                                       $    3,554,302
____________________________________________________________
============================================================
Investor Class                                $   89,588,500
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           51,938,772
____________________________________________________________
============================================================
Class B                                           51,169,655
____________________________________________________________
============================================================
Class C                                           11,066,502
____________________________________________________________
============================================================
Class R                                              385,292
____________________________________________________________
============================================================
Investor Class                                     9,711,727
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $         9.22
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.22 divided
      by 95.25%)                              $         9.68
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $         9.25
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $         9.21
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $         9.22
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                     $         9.22
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended January 31, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $24,606,180
-------------------------------------------------------------------------
Dividends from affiliated money market funds                      261,340
=========================================================================
    Total investment income                                    24,867,520
=========================================================================

EXPENSES:

Advisory fees                                                   2,321,020
-------------------------------------------------------------------------
Administrative services fees                                      160,214
-------------------------------------------------------------------------
Custodian fees                                                     47,676
-------------------------------------------------------------------------
Distribution fees
  Class A                                                         646,340
-------------------------------------------------------------------------
  Class B                                                       2,781,143
-------------------------------------------------------------------------
  Class C                                                         582,762
-------------------------------------------------------------------------
  Class R                                                           8,622
-------------------------------------------------------------------------
  Investor Class                                                   32,083
-------------------------------------------------------------------------
Interest                                                          300,267
-------------------------------------------------------------------------
Transfer agent fees                                             1,074,545
-------------------------------------------------------------------------
Trustees' fees                                                     10,642
-------------------------------------------------------------------------
Other                                                             321,072
=========================================================================
    Total expenses                                              8,286,386
=========================================================================
Less: Fees waived and expense offset arrangements                 (13,442)
=========================================================================
    Net expenses                                                8,272,944
=========================================================================
Net investment income                                          16,594,576
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain (loss) from investment securities            (2,627,508)
-------------------------------------------------------------------------
Change in net unrealized appreciation of investment
  securities                                                   21,422,219
=========================================================================
Net gain from investment securities                            18,794,711
=========================================================================
Net increase in net assets resulting from operations          $35,389,287
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2004 and the year ended July 31, 2003 (Unaudited)

                                                               JANUARY 31,         JULY 31,
                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   16,594,576    $   44,215,132
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             (2,627,508)       16,683,688
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                         21,422,219       (27,772,540)
==============================================================================================
    Net increase in net assets resulting from operations          35,389,287        33,126,280
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (12,529,001)      (26,079,182)
----------------------------------------------------------------------------------------------
  Class B                                                        (11,413,317)      (26,326,300)
----------------------------------------------------------------------------------------------
  Class C                                                         (2,400,601)       (5,528,766)
----------------------------------------------------------------------------------------------
  Class R                                                            (79,635)          (50,065)
----------------------------------------------------------------------------------------------
  Investor Class                                                    (880,825)               --
==============================================================================================
    Total distributions from net investment income               (27,303,379)      (57,984,313)
==============================================================================================
Share transactions-net:
  Class A                                                       (163,567,928)      177,560,836
----------------------------------------------------------------------------------------------
  Class B                                                       (184,917,289)       51,686,953
----------------------------------------------------------------------------------------------
  Class C                                                        (36,034,804)       12,514,743
----------------------------------------------------------------------------------------------
  Class R                                                           (518,678)        4,114,325
----------------------------------------------------------------------------------------------
  Investor Class                                                  89,594,528                --
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (295,444,171)      245,876,857
==============================================================================================
    Net increase (decrease) in net assets                       (287,358,263)      221,018,824
==============================================================================================

NET ASSETS:

  Beginning of period                                          1,434,576,378     1,213,557,554
==============================================================================================
  End of period (including undistributed net investment
    income of $(10,133,960) and $574,843 for 2004 and 2003,
    respectively)                                             $1,147,218,115    $1,434,576,378
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

January 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Intermediate Government Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end, and as such, the net asset value for shareholder transactions may be different than the net asset value reported in these financial statements. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. The difference between the selling price and the future repurchase price is recorded as realized gain (loss). At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

E. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

F. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

G. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $200 million of the Fund's average daily net assets, plus 0.40% on the next $300 million of the Fund's average daily net assets, plus 0.35% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. For the six months ended January 31, 2004, AIM waived fees of $6,985.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended January 31, 2004, AIM was paid $160,214 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the six months ended January 31, 2004, AISI retained $601,273, for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Class A, Class B, Class C and Class R Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. The Fund, pursuant to the Investor Class Plan, pays AIM Distributors for its actual expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares. Pursuant to the Plans, for the six months ended January 31, 2004, the Class A, Class B, Class C, Class R and Investor Class shares paid $646,340, $2,781,143, $582,762, $8,622 and
$32,083 respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended January 31, 2004, AIM Distributors retained $79,239 in front-end sales commissions from the sale of Class A shares and $243,142, $5,582, $25,300 from Class A, Class B, Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted pursuant to an exemptive order the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees to invest daily available cash balances in affiliated money market funds. Each day the prior day's balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day's available cash. The table below shows the transactions in and earnings from investments in affiliated money market funds for the period ended January 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED                                  REALIZED
                      MARKET VALUE     PURCHASES        PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND      GAIN
FUND                   07/31/2003       AT COST        FROM SALES      (DEPRECIATION)     01/31/2004      INCOME      (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
STIC Government &
  Agency Portfolio    $132,830,068    $720,454,455    $(807,886,730)        $--          $45,397,793     $261,340      $--
_____________________________________________________________________________________________________________________________
=============================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from Demand Deposit Account (DDA) balances in transfer agency clearing accounts. For the six months ended January 31, 2004, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $6,457 under an expense offset arrangement, which resulted in a reduction of the Fund's total expenses of $6,457.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the six months ended January 31, 2004, the Fund paid legal fees of $4,793 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed upon price and date. The Fund will use the proceeds of a reverse repurchase agreement (which are considered to be borrowings under the 1940 Act) to purchase other permitted securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The agreements are collateralized by the underlying securities and are carried at the amount at which the securities subsequently will be repurchased as specified in the agreements. The maximum amount outstanding during the six months ended January 31, 2004 was $142,310,078 while amounts outstanding averaged $55,500,230 per day with a weighted average interest rate of 1.08%.

    The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the

NOTE 6--BORROWINGS (CONTINUED)

INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended January 31, 2004.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended January 31, 2004, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
July 31, 2007                                 $20,298,822
----------------------------------------------------------
July 31, 2008                                   9,400,360
==========================================================
Total capital loss carryforward               $29,699,182
__________________________________________________________
==========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2004 was $1,622,092,745 and $1,801,140,301, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                         $18,704,458
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (2,684,349)
===========================================================
Net unrealized appreciation of investment
  securities                                    $16,020,109
___________________________________________________________
===========================================================
Cost of investments for tax purpose is $1,281,531,529.


NOTE 9--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Investor Class shares are sold at net asset value. Under some circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                                CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                    YEAR ENDED
                                                                    JANUARY 31, 2004                   JULY 31, 2003
                                                              ----------------------------    -------------------------------
                                                                SHARES          AMOUNT           SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      23,894,872    $ 218,388,684     220,216,980    $ 2,079,496,949
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,153,618       19,846,182      39,224,867        371,793,547
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,332,289       12,234,222      15,772,023        148,860,238
-----------------------------------------------------------------------------------------------------------------------------
  Class R                                                         237,530        2,178,191         640,841          6,006,843
-----------------------------------------------------------------------------------------------------------------------------
  Investor Class*                                                 305,439        2,808,706              --                 --
=============================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       1,174,555       10,803,618       2,298,707         21,695,397
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                         994,584        9,177,275       2,246,868         21,273,356
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                         201,222        1,848,676         462,683          4,365,869
-----------------------------------------------------------------------------------------------------------------------------
  Class R                                                           7,576           69,718           5,158             48,588
-----------------------------------------------------------------------------------------------------------------------------
  Investor Class*                                                  90,610          834,620              --                 --
=============================================================================================================================
Issued in connection with acquisitions:**
  Class A                                                         517,741        4,773,211              --                 --
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                         115,186        1,065,926              --                 --
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                         271,140        2,498,508              --                 --
-----------------------------------------------------------------------------------------------------------------------------
  Investor Class*                                              10,784,102       99,480,732              --                 --
=============================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       2,307,015       21,359,371       2,912,619         27,474,869
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (2,299,636)     (21,359,371)     (2,902,708)       (27,474,869)
=============================================================================================================================
Reacquired:
  Class A                                                     (45,761,546)    (418,892,812)   (206,614,068)    (1,951,106,379)
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (21,054,695)    (193,647,301)    (33,209,518)      (313,905,081)
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (5,738,130)     (52,616,210)    (14,941,292)      (140,711,364)
-----------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (302,757)      (2,766,587)       (206,681)        (1,941,106)
-----------------------------------------------------------------------------------------------------------------------------
  Investor Class*                                              (1,468,424)     (13,529,530)             --                 --
=============================================================================================================================
                                                              (32,237,709)   $(295,444,171)     25,906,479    $   245,876,857
_____________________________________________________________________________________________________________________________
=============================================================================================================================

 * Investor Class shares commenced sales on September 30, 2003.
** As of the open of business on November 24, 2003, the Fund acquired all the net assets of INVESCO U.S. Government Securities Fund pursuant to a plan of reorganization approved by INVESCO U.S. Government Securities Fund shareholders on October 28, 2003. The acquisition was accomplished by a tax-free exchange of 11,688,169 shares of the Fund for 14,502,725 shares of INVESCO U.S. Government Securities Fund outstanding as of the close of business on November 21, 2003. INVESCO U.S. Government Securities Fund's net assets at that date of $107,818,377 including $(775,060) of unrealized appreciation (depreciation), were combined with those of the Fund. On the acquisition date, INVESCO U.S. Government Securities Fund had undistributed net investments income (loss) of $(221,061) and undistributed net realized gain (loss) of $(196,008). The aggregate net assets of the Fund immediately before the acquisition were $11,119,380,636.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                  CLASS A
                                             ----------------------------------------------------------------------------------
                                             SIX MONTHS                                            SEVEN MONTHS
                                               ENDED                 YEAR ENDED JULY 31,             ENDED         YEAR ENDED
                                             JANUARY 31,       --------------------------------     JULY 31,       DECEMBER 31,
                                               2004              2003        2002        2001         2000            1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $   9.15         $   9.28    $   9.08    $   8.77      $   8.80        $   9.58
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           0.14             0.33(a)     0.43(b)     0.50(a)       0.34            0.60
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      0.15            (0.04)       0.23        0.35         (0.03)          (0.78)
===============================================================================================================================
    Total from investment operations              0.29             0.29        0.66        0.85          0.31           (0.18)
===============================================================================================================================
Less dividends from net investment income        (0.22)           (0.42)      (0.46)      (0.54)        (0.34)          (0.60)
===============================================================================================================================
Net asset value, end of period                $   9.22         $   9.15    $   9.28    $   9.08      $   8.77        $   8.80
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                                   3.24%            3.03%       7.39%       9.91%         3.55%          (1.87)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $478,876         $639,002    $473,104    $302,391      $221,636        $238,957
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets
  (including interest expense)                    0.94%(d)         0.90%       0.94%       1.32%         1.25%(e)        1.08%
===============================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense)                    0.89%(d)         0.89%       0.90%       0.93%         0.98%(e)        0.89%
===============================================================================================================================
Ratio of net investment income to average
  net assets                                      3.11%(d)         3.47%       4.58%(b)     5.61%        6.61%(e)        6.60%
===============================================================================================================================
Ratio of interest expense to average net
  assets                                          0.05%(d)         0.01%       0.04%       0.39%         0.27%(e)        0.19%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(f)                         134%             275%        146%        194%           65%            141%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 31, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydowns gains and losses on asset-backed securities as adjustments to net investment income. Had the Fund not amortized on debt securities or recorded paydowns gains and losses adjustments to investment income, the investment income per share would have been $0.47 and the ratio of net investment income to average net assets would have been 5.09%. In accordance with the AICPA Audit and Accounting Guide for investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $514,262,217.
(e)  Annualized.
(f)  Not annualized for periods less than one year.


                                                                                  CLASS B
                                             ----------------------------------------------------------------------------------
                                             SIX MONTHS                                            SEVEN MONTHS
                                               ENDED                 YEAR ENDED JULY 31,             ENDED         YEAR ENDED
                                             JANUARY 31,       --------------------------------     JULY 31,       DECEMBER 31,
                                               2004              2003        2002        2001         2000            1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $   9.18         $   9.31    $   9.11    $   8.79      $   8.82        $   9.59
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           0.10             0.26(a)     0.37(b)     0.44(a)       0.30            0.53
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      0.16            (0.04)       0.22        0.35         (0.04)          (0.77)
===============================================================================================================================
    Total from investment operations              0.26             0.22        0.59        0.79          0.26           (0.24)
===============================================================================================================================
Less dividends from net investment income        (0.19)           (0.35)      (0.39)      (0.47)        (0.29)          (0.53)
===============================================================================================================================
Net asset value, end of period                $   9.25         $   9.18    $   9.31    $   9.11      $   8.79        $   8.82
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                                   2.86%            2.30%       6.58%       9.17%         3.05%          (2.56)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $473,241         $654,305    $613,306    $269,677      $177,032        $228,832
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets
  (including interest expense)                    1.69%(d)         1.65%       1.69%       2.08%         2.01%(e)        1.85%
===============================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense)                    1.64%(d)         1.64%       1.65%       1.69%         1.74%(e)        1.66%
===============================================================================================================================
Ratio of net investment income to average
  net assets                                      2.36%(d)         2.72%       3.83%(b)     4.85%        5.85%(e)        5.83%
===============================================================================================================================
Ratio of interest expense to average net
  assets                                          0.05%(d)         0.01%       0.04%       0.39%         0.27%(e)        0.19%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(f)                         134%             275%        146%        194%           65%            141%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 31, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydowns gains and losses on asset-backed securities as adjustments to net investment income. Had the Fund not amortized on debt securities or recorded paydowns gains and losses adjustments to investment income, the investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 4.35%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect the change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $553,206,604.
(e)  Annualized.
(f)  Not annualized for periods less than one year.


                                                                                   CLASS C
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS                                           SEVEN MONTHS
                                                ENDED                 YEAR ENDED JULY 31,            ENDED         YEAR ENDED
                                              JANUARY 31,       -------------------------------    JULY 31,        DECEMBER 31,
                                                2004              2003        2002       2001        2000            1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $   9.15         $   9.27    $   9.08    $  8.77      $  8.79         $  9.56
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.10             0.26(a)     0.37(b)    0.44(a)      0.30            0.53
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       0.15            (0.03)       0.21       0.34        (0.03)          (0.77)
===============================================================================================================================
    Total from investment operations               0.25             0.23        0.58       0.78         0.27           (0.24)
===============================================================================================================================
Less dividends from net investment income         (0.19)           (0.35)      (0.39)     (0.47)       (0.29)          (0.53)
===============================================================================================================================
Net asset value, end of period                 $   9.21         $   9.15    $   9.27    $  9.08      $  8.77         $  8.79
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                                    2.76%            2.42%       6.48%      9.08%        3.18%          (2.57)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $101,959         $137,213    $127,114    $59,915      $34,206         $39,011
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets
  (including interest expense)                     1.69%(d)         1.65%       1.69%      2.08%        2.01%(e)        1.85%
===============================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense)                     1.64%(d)         1.64%       1.65%      1.69%        1.74%(e)        1.66%
===============================================================================================================================
Ratio of net investment income to average
  net assets                                       2.36%(d)         2.72%       3.83%(b)    4.85%       5.85%(e)        5.83%
===============================================================================================================================
Ratio of interest expense to average net
  assets                                           0.05%(d)         0.01%       0.04%      0.39%        0.27%(e)        0.19%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(f)                          134%             275%        146%       194%          65%            141%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 31, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydowns gains and losses on asset-backed securities as adjustments to net investment income. Had the Fund not amortized on debt securities or recorded paydowns gains and losses adjustments to investment income, the investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 4.35%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $115,919,011.
(e)  Annualized.
(f)  Not annualized for periods less than one year.


                                                                                CLASS R
                                                              --------------------------------------------
                                                                                              JUNE 3, 2002
                                                              SIX MONTHS                      (DATE SALES
                                                               ENDED            YEAR ENDED    COMMENCED)
                                                              JANUARY 31,       JULY 31,      TO JULY 31,
                                                                2004              2003          2002
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 9.16            $ 9.27         $9.13
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.13              0.30(a)       0.07(b)
----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.14             (0.02)         0.14
==========================================================================================================
    Total from investment operations                              0.27              0.28          0.21
==========================================================================================================
Less dividends from net investment income                        (0.21)            (0.39)        (0.07)
==========================================================================================================
Net asset value, end of period                                  $ 9.22            $ 9.16         $9.27
__________________________________________________________________________________________________________
==========================================================================================================
Total return(c)                                                   3.01%             2.99%         2.34%
__________________________________________________________________________________________________________
==========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $3,554            $4,057         $  34
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average net assets (including interest
  expense)                                                        1.19%(d)          1.15%         1.19%(e)
==========================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense)                                                        1.14%(d)          1.14%         1.15%(e)
==========================================================================================================
Ratio of net investment income to average net assets              2.86%(d)          3.22%         4.33%(b)(e)
==========================================================================================================
Ratio of interest expense to average net assets                   0.05%(d)          0.01%         0.04%(e)
__________________________________________________________________________________________________________
==========================================================================================================
Portfolio turnover rate(f)                                         134%              275%          146%
__________________________________________________________________________________________________________
==========================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 31, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydowns gains and losses on asset-backed securities as adjustments to net investment income. Had the Fund not amortized on debt securities or recorded paydowns gains and losses adjustments to investment income, the investment income per share would have been remained the same and the ratio of net investment income to average net assets would have been 4.85%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $3,429,916.
(e)  Annualized
(f)  Not annualized for periods less than one year.


                                                                  INVESTOR
                                                                    CLASS
                                                                -------------
                                                                SEPTEMBER 30,
                                                                   2003
                                                                (DATE SALES
                                                                COMMENCED) TO
                                                                JANUARY 31,
                                                                   2004
-----------------------------------------------------------------------------
Net asset value, beginning of period                               $  9.30
-----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.12
=============================================================================
  Net losses on securities (both realized and unrealized)            (0.05)
=============================================================================
    Total from investment operations                                  0.07
=============================================================================
Less dividends from net investment income                            (0.15)
=============================================================================
Net asset value, end of period                                     $  9.22
_____________________________________________________________________________
=============================================================================
Total return                                                          0.80%
_____________________________________________________________________________
=============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $89,589
_____________________________________________________________________________
=============================================================================
Ratio of expenses to average net assets (including interest
  expense)                                                            0.87%(d)
=============================================================================
Ratio of expenses to average net assets (excluding interest
  expense)                                                            0.82%(d)
=============================================================================
Ratio of net investment income to average net assets                  3.18%(d)
=============================================================================
Ratio of interest expense to average net assets                       0.05%(d)
_____________________________________________________________________________
=============================================================================
Portfolio turnover rate(e)                                             134%
_____________________________________________________________________________
=============================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 31, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydowns gains and losses on asset-backed securities as adjustments to net investment income. Had the Fund not amortized on debt securities or recorded paydowns gains and losses adjustments to investment income, the investment income per share would have been remained the same and the ratio of net investment income to average net assets would have been 4.85%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $53,036,484.
(e)  Not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG continues to serve as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

  A.  Regulatory Inquiries and Actions
      ---------------------------------

    1.  IFG

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the chief executive officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

    2.  AIM

AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

    3.  AMVESCAP Response

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

  B.  Private Actions
      ---------------

In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and
(iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions alleging market timing throughout the mutual fund industry should be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Twelve actions filed against IFG have been conditionally transferred to the Panel in Maryland, and IFG and AIM anticipate that all other market timing actions that may be filed or that are already pending against IFG and/or AIM will be transferred to the Panel as well.

  Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

  As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

FINANCIALS

SCHEDULE OF INVESTMENTS

January 31, 2004
(Unaudited)

                                                            PAR
                                               MATURITY    (000)       VALUE
--------------------------------------------------------------------------------
U.S. TREASURY NOTES--99.91%
1.50%                                          02/28/05   $43,000   $ 43,114,380
--------------------------------------------------------------------------------
1.63%                                          03/31/05    43,200     43,355,088
--------------------------------------------------------------------------------
1.63%                                          04/30/05    43,600     43,743,008
--------------------------------------------------------------------------------
1.25%                                          05/31/05    43,600     43,511,492
--------------------------------------------------------------------------------
1.13%                                          06/30/05    43,600     43,409,468
--------------------------------------------------------------------------------
1.50%                                          07/31/05    43,600     43,593,024
--------------------------------------------------------------------------------
2.00%                                          08/31/05    43,600     43,886,016
--------------------------------------------------------------------------------
1.63%                                          09/30/05    43,600     43,613,516
--------------------------------------------------------------------------------
1.63%                                          10/31/05    43,600     43,579,508
--------------------------------------------------------------------------------
1.88%                                          11/30/05    43,600     43,702,024
--------------------------------------------------------------------------------
1.88%                                          12/31/05    43,500     43,574,820
--------------------------------------------------------------------------------
1.88%                                          01/31/06    43,000     43,050,439
________________________________________________________________________________
================================================================================
TOTAL INVESTMENTS (Cost $520,947,203)--99.91%                        522,132,783
________________________________________________________________________________
================================================================================
OTHER ASSETS LESS LIABILITIES--0.09%                                     480,191
________________________________________________________________________________
================================================================================
NET ASSETS--100.00%                                                 $522,612,974
________________________________________________________________________________
================================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost
  $520,947,203)                                $522,132,783
-----------------------------------------------------------
Receivables for:
  Investments sold                               43,664,411
-----------------------------------------------------------
  Fund shares sold                                  592,855
-----------------------------------------------------------
  Interest                                        2,514,932
-----------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                   66,842
-----------------------------------------------------------
Other assets                                         79,380
===========================================================
    Total assets                                569,051,203
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                          43,038,883
-----------------------------------------------------------
  Fund shares reacquired                          2,948,778
-----------------------------------------------------------
  Amount due custodian bank                          74,046
-----------------------------------------------------------
  Dividends                                          83,449
-----------------------------------------------------------
  Deferred compensation and retirement plans         90,473
-----------------------------------------------------------
Accrued distribution fees                            76,788
-----------------------------------------------------------
Accrued trustees' fees                                  880
-----------------------------------------------------------
Accrued transfer agent fees                         124,932
===========================================================
    Total liabilities                            46,438,229
===========================================================
Net assets applicable to shares outstanding    $522,612,974
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $520,458,538
-----------------------------------------------------------
Undistributed net investment income                      45
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                             968,811
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                      1,185,580
===========================================================
                                               $522,612,974
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $453,431,204
___________________________________________________________
===========================================================
Class A3                                       $ 65,396,027
___________________________________________________________
===========================================================
Institutional Class                            $  3,785,743
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          43,893,855
___________________________________________________________
===========================================================
Class A3                                          6,332,473
___________________________________________________________
===========================================================
Institutional Class                                 366,546
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      10.33
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.33 divided
      by 99.00%)                               $      10.43
___________________________________________________________
===========================================================
Class A3:
  Net asset value and offering price per
    share                                      $      10.33
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      10.33
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended January 31, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $5,033,918
========================================================================

EXPENSES:

Advisory fees                                                    587,419
------------------------------------------------------------------------
Administrative services fees                                      79,215
------------------------------------------------------------------------
Custodian fees                                                    13,249
------------------------------------------------------------------------
Distribution fees:
  Class A                                                        387,916
------------------------------------------------------------------------
  Class A3                                                       136,717
------------------------------------------------------------------------
Transfer agent fees (Class A & Class A3)                         402,971
------------------------------------------------------------------------
Transfer agent fees (Institutional Class)                            946
------------------------------------------------------------------------
Trustees' fees                                                     8,490
------------------------------------------------------------------------
Other                                                            139,296
========================================================================
    Total expenses                                             1,756,219
========================================================================
Less: Fees waived and expense offset arrangements                 (3,227)
========================================================================
    Net expenses                                               1,752,992
========================================================================
Net investment income                                          3,280,926
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain from investment securities                   2,173,297
------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of
  investment securities                                          (45,608)
========================================================================
Net gain from investment securities                            2,127,689
========================================================================
Net increase in net assets resulting from operations          $5,408,615
________________________________________________________________________
========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2004 and the year ended July 31, 2003 (Unaudited)

                                                               JANUARY 31,       JULY 31,
                                                                  2004             2003
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  3,280,926     $  13,330,583
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities                   2,173,297        11,624,560
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                          (45,608)       (9,284,613)
============================================================================================
    Net increase in net assets resulting from operations         5,408,615        15,670,530
============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (2,892,689)      (12,750,428)
--------------------------------------------------------------------------------------------
  Class A3                                                        (359,794)         (517,649)
--------------------------------------------------------------------------------------------
  Institutional Class                                              (28,398)          (62,506)
============================================================================================
  Total distributions from net investment income                (3,280,881)      (13,330,583)
============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                       (7,809,831)       (7,010,203)
--------------------------------------------------------------------------------------------
  Class A3                                                      (1,227,629)         (129,528)
--------------------------------------------------------------------------------------------
  Institutional Class                                              (65,668)          (24,193)
============================================================================================
  Total distributions from net realized gains                   (9,103,128)       (7,163,924)
============================================================================================
    Decrease in net assets resulting from distributions        (12,384,009)      (20,494,507)
============================================================================================
Share transactions-net:
  Class A                                                     (118,578,306)     (113,847,783)
--------------------------------------------------------------------------------------------
  Class A3                                                     (28,072,407)       94,792,404
--------------------------------------------------------------------------------------------
  Institutional Class                                              (76,350)          966,624
============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                       (146,727,063)      (18,088,755)
============================================================================================
    Net increase (decrease) in net assets                     (153,702,457)      (22,912,732)
============================================================================================

NET ASSETS:

  Beginning of period                                          676,315,431       699,228,163
============================================================================================
  End of period (including undistributed net investment
    income of $45 and $0 for 2004 and 2003, respectively)     $522,612,974     $ 676,315,431
____________________________________________________________________________________________
============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

January 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Limited Maturity Treasury Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management company consisting of nine separate series portfolios each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to seek liquidity with minimum fluctuation of principal value, and consistent with this objective, the highest total return achievable.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end, and as such, the net asset value for shareholder transactions may be different than the net asset value reported in their financial statements. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.20% on the first $500 million of the Fund's average daily net assets, plus 0.175% on the Fund's average daily net assets in excess of $500 million.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended January 31, 2004, AIM was paid $79,215 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. During the six months ended January 31, 2004, AISI retained $160,400 for such services and reimbursed no fees for the Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A shares, Class A3 shares and the Institutional Class shares of the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A and Class A3 shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM

Distributors compensation at the annual rate of 0.15% of the Fund's average daily net assets of Class A shares and 0.35% of the average daily net assets of Class A3 shares. Of these amounts, up to 0.15% of the average daily net assets of Class A shares and up to 0.25% of the average daily net assets of Class A3 shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended January 31, 2004, the Class A and Class A3 shares paid $387,916 and $136,717, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended January 31, 2004, AIM Distributors retained $9,817 in front-end sales commissions from the sale of Class A shares and $1,961 from Class A shares, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from Demand Deposit Account (DDA) balances in transfer agency clearing accounts. For the six months ended January 31, 2004, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $3,227 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $3,227.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the six months ended January 31, 2004, the Fund paid legal fees of $3,511 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended January 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2004 was $298,857,156 and $456,640,313, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                          $1,271,165
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                             (97,696)
===========================================================
Net unrealized appreciation of investment
  securities                                     $1,173,469
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $520,959,314.

NOTE 8--SHARE INFORMATION

The Fund currently consists of three different classes of shares: Class A shares, Class A3 shares and the Institutional Class shares. Class A shares are sold with a front-end sales charge. Class A3 shares and the Institutional Class shares are sold at net asset value. Under some circumstances, Class A shares are subject to CDSC. As of the close of business on October 30, 2002, Class A shares were closed to new investors.

                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                    JANUARY 31, 2004                 JULY 31, 2003
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       2,057,890    $  21,486,323     25,805,338    $ 271,953,993
--------------------------------------------------------------------------------------------------------------------------
  Class A3*                                                     2,813,590       29,399,594     12,760,368      134,005,850
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              94,988          993,092        220,446        2,316,869
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         847,563        8,772,597      1,610,631       16,920,387
--------------------------------------------------------------------------------------------------------------------------
  Class A3*                                                       136,189        1,408,662         55,441          581,385
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                               5,650           58,329            425            4,464
==========================================================================================================================
Reacquired:
  Class A                                                     (14,248,486)    (148,837,226)   (38,275,556)    (402,722,163)
--------------------------------------------------------------------------------------------------------------------------
  Class A3*                                                    (5,643,014)     (58,880,663)    (3,790,101)     (39,794,831)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (108,178)      (1,127,771)      (128,741)      (1,354,709)
==========================================================================================================================
                                                              (14,043,808)   $(146,727,063)    (1,741,749)   $ (18,088,755)
__________________________________________________________________________________________________________________________
==========================================================================================================================

* Class A3 shares commenced sales on October 31, 2002.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                     CLASS A
                                                 --------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED                                YEAR ENDED JULY 31,
                                                 JANUARY 31,       --------------------------------------------------------------
                                                   2004              2003        2002           2001           2000        1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  10.46         $  10.53    $  10.26       $   9.96       $  10.03    $  10.07
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.06             0.19        0.33(a)        0.52(b)        0.51        0.47
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                          0.04             0.03        0.27           0.31          (0.07)      (0.04)
=================================================================================================================================
    Total from investment operations                  0.10             0.22        0.60           0.83           0.44        0.43
=================================================================================================================================
Less distributions:
  Dividends from net investment income               (0.06)           (0.19)      (0.33)         (0.53)         (0.51)      (0.47)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains              (0.17)           (0.10)         --             --             --          --
=================================================================================================================================
    Total distributions                              (0.23)           (0.29)      (0.33)         (0.53)         (0.51)      (0.47)
=================================================================================================================================
Net asset value, end of period                    $  10.33         $  10.46    $  10.53       $  10.26       $   9.96    $  10.03
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                       0.95%            2.18%       5.89%          8.53%          4.50%       4.32%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $453,431         $577,993    $696,259       $507,799       $300,058    $390,018
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets               0.56%(d)         0.53%       0.48%          0.56%          0.54%       0.54%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                              1.12%(d)         1.85%       3.12%(a)       5.15%          5.07%       4.61%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                              50%             124%        149%           137%           122%        184%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.34 and the ratio of net investment income to average net assets would have been 3.29%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $514,402,995.
(e)  Not annualized for periods less than one year.


                                                                           CLASS A3
                                                              ----------------------------------
                                                                                OCTOBER 31, 2002
                                                              SIX MONTHS        (DATE SALES
                                                                ENDED           COMMENCED) TO
                                                              JANUARY 31,        JULY 31,
                                                                2004               2003
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.46             $ 10.59
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.05                0.13
------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.04               (0.04)
================================================================================================
    Total from investment operations                               0.09                0.09
================================================================================================
Less distributions:
  Dividends from net investment income                            (0.05)              (0.12)
------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.17)              (0.10)
================================================================================================
    Total distributions                                           (0.22)              (0.22)
================================================================================================
Net asset value, end of period                                  $ 10.33             $ 10.46
________________________________________________________________________________________________
================================================================================================
Total return(a)                                                    0.85%               0.88%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $65,396             $94,409
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets                            0.76%(b)            0.73%(c)
================================================================================================
Ratio of net investment income to average net assets               0.92%(b)            1.65%(c)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(d)                                           50%                124%
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $77,699,491.
(c)  Annualized.
(d)  Not annualized for periods less than one year.


                                                                                  INSTITUTIONAL CLASS
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS
                                                        ENDED                              YEAR ENDED JULY 31,
                                                       JANUARY 31,       --------------------------------------------------------
                                                         2004             2003      2002         2001         2000         1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $10.46          $10.53    $10.26       $ 9.96       $10.03       $ 10.07
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.07            0.22      0.34(a)      0.54(b)      0.54          0.49
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            0.04            0.03      0.27         0.31        (0.07)        (0.04)
=================================================================================================================================
    Total from investment operations                       0.11            0.25      0.61         0.85         0.47          0.45
=================================================================================================================================
Less distributions:
  Dividends from net investment income                    (0.07)          (0.22)    (0.34)       (0.55)       (0.54)        (0.49)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   (0.17)          (0.10)       --           --           --            --
=================================================================================================================================
    Total distributions                                   (0.24)          (0.32)    (0.34)       (0.55)       (0.54)        (0.49)
=================================================================================================================================
Net asset value, end of period                           $10.33          $10.46    $10.53       $10.26       $ 9.96       $ 10.03
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                            1.08%           2.42%     6.05%        8.80%        4.78%         4.55%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $3,786          $3,913    $2,970       $1,812       $2,455       $17,131
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                    0.32%(d)        0.30%     0.34%        0.33%(e)     0.29%         0.31%
=================================================================================================================================
Ratio of net investment income to average net assets       1.36%(d)        2.08%     3.26%(a)     5.38%        5.31%         4.84%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                   50%            124%      149%         137%         122%          184%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and the Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.35, and the ratio of net investment income to average assets would have been 3.43%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $4,148,863.
(e) Including expense reimbursement. Ratio of expenses to average net assets excluding reimbursement is 0.41%
(f)  Not annualized for periods less than one year.

NOTE 10--LEGAL PROCEEDINGS


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG continues to serve as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

  A.  Regulatory Inquiries and Actions

    1.  IFG

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the chief executive officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

    2.  AIM

AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

    3.  AMVESCAP Response

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

  B.  Private Actions

In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and
(iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions alleging market timing throughout the mutual fund industry should be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Twelve actions filed against IFG have been conditionally transferred to the Panel in Maryland, and IFG and AIM anticipate that all other market timing actions that may be filed or that are already pending against IFG and/or AIM will be transferred to the Panel as well.

  Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

  As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

FINANCIALS

SCHEDULE OF INVESTMENTS

January 31, 2004
(Unaudited)

                                                       PAR
                                          MATURITY    (000)        VALUE
-----------------------------------------------------------------------------
COMMERCIAL PAPER-20.86%(a)

ASSET-BACKED SECURITIES -- COMMERCIAL
  LOANS/ LEASES-0.87%

Atlantis One Funding Corp. (Rabobank-ABS
  Program Sponsor) (Acquired 11/25/03;
  Cost $13,921,056)
  1.16%(b)                                05/18/04   $14,000   $   13,951,731
=============================================================================

ASSET-BACKED SECURITIES -- CONSUMER
  RECEIVABLES-0.50%

Thunder Bay Funding Inc. (Royal Bank of
  Canada-ABS Program Sponsor) (Acquired
  01/15/04; Cost $8,064,752)
  1.03%(b)                                03/08/04     8,077        8,068,681
=============================================================================

ASSET-BACKED SECURITIES -- FULLY
  BACKED-4.31%

Tulip Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor) (Acquired
  01/08/04; Cost $68,912,824)
  1.03%(b)                                02/12/04    68,974       68,952,292
=============================================================================

ASSET-BACKED SECURITIES -- MULTI-
  PURPOSE-4.68%

Asset Securitization Capital Co., LLC
  (Canadian Imperial Bank of
  Commerce-ABS Program Sponsor)
  (Acquired 01/27/04; Cost $9,983,533)
  1.04%(b)                                03/24/04    10,000        9,984,978
-----------------------------------------------------------------------------
Barton Capital Corp. (Societe
  Generale-ABS Program Sponsor)
  (Acquired 01/15/04; Cost $34,943,922)
  1.03%(b)                                03/11/04    35,000       34,960,946
-----------------------------------------------------------------------------
Edison Asset Securitization, LLC (GE
  Capital Corp.-ABS Program Sponsor)
  (Acquired 01/21/04; Cost $29,919,400)
  1.04%(b)                                04/23/04    30,000       29,928,933
=============================================================================
                                                                   74,874,857
=============================================================================

ASSET-BACKED SECURITIES -- TRADE
  RECEIVABLES-3.94%

Eureka Securitization, Inc. (Citibank
  N.A.-ABS Program Sponsor) (Acquired
  01/09/04; Cost $24,961,722)
  1.04%(b)                                03/02/04    25,000       24,978,333
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                       PAR
                                          MATURITY    (000)        VALUE
ASSET-BACKED SECURITIES -- TRADE
  RECEIVABLES-(CONTINUED)

FCAR Owner Trust-Series I (Ford Motor
  Credit Co.-ABS Program Sponsor)
  1.09%                                   02/13/04   $38,000   $   37,986,193
=============================================================================
                                                                   62,964,526
=============================================================================

RAILROADS-4.69%

Network Rail CP Finance PLC (United
  Kingdom) (Strategic Rail Authority-ABS
  Program Sponsor) (Acquired 10/09/03;
  Cost $74,712,358)
  1.10%(b)                                02/17/04    75,000       74,963,474
=============================================================================

REGIONAL BANKS-1.87%

Banque et Caisse d'Epargne de l'Etat
  (Luxembourg)
  1.18%                                   06/07/04    30,000       29,875,117
=============================================================================
Total Commercial Paper (Cost $333,650,678)                        333,650,678
=============================================================================

CERTIFICATES OF DEPOSIT-12.07%

ABN AMRO Bank N.V. (Netherlands)
  1.25%                                   11/02/04    10,000       10,000,000
-----------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom)
  1.35%                                   04/19/04    15,000       15,012,176
-----------------------------------------------------------------------------
BNP Paribas (France)
  1.39%                                   08/05/04     5,000        5,001,019
-----------------------------------------------------------------------------
HBOS Treasury Services PLC (United
  Kingdom)
  1.16%                                   03/22/04    40,000       40,000,000
-----------------------------------------------------------------------------
Societe Generale (France)
  1.06%(c)                                10/01/04    23,000       22,994,602
-----------------------------------------------------------------------------
Svenska Handelsbacken AB (Sweden)
  1.12%                                   07/14/04    50,000       50,000,000
-----------------------------------------------------------------------------
UniCredito Italiano S.p.A. (Italy)
  1.07%                                   04/13/04    50,000       50,000,000
=============================================================================
Total Certificates of Deposit (Cost $193,007,797)                 193,007,797
=============================================================================

MASTER NOTE AGREEMENTS-10.32%(d)

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 08/25/03; Cost $85,000,000)
  1.20%(b)(e)                             02/23/04    85,000       85,000,000
-----------------------------------------------------------------------------
Morgan Stanley (Acquired 09/15/03; Cost
  $80,000,000)
  1.11%(b)(f)                             06/14/04    80,000       80,000,000
=============================================================================
Total Master Note Agreements (Cost
  $165,000,000)                                                   165,000,000
=============================================================================

                                                       PAR
                                          MATURITY    (000)        VALUE
-----------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-10.22%

FEDERAL HOME LOAN BANK-6.76%

Unsec. Bonds,
  3.75%                                   02/13/04   $18,000   $   18,013,811
-----------------------------------------------------------------------------
  1.12%                                   07/12/04    10,000       10,000,000
-----------------------------------------------------------------------------
  1.03%                                   07/23/04    50,000       50,000,000
-----------------------------------------------------------------------------
  1.46%                                   11/17/04     5,000        5,000,000
-----------------------------------------------------------------------------
  1.20%                                   02/28/05    25,000       24,975,000
=============================================================================
                                                                  107,988,811
=============================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-3.46%

Disc. Notes,
  1.03%(g)                                05/03/04    25,600       25,541,404
-----------------------------------------------------------------------------
  1.28%(g)                                09/28/04    20,000       19,829,333
-----------------------------------------------------------------------------
Unsec. Notes,
  1.36%                                   09/10/04    10,000       10,000,000
=============================================================================
                                                                   55,370,737
=============================================================================
Total U.S. Government Agency Securities
  (Cost $163,359,548)                                             163,359,548
=============================================================================

TIME DEPOSITS-5.63%

ING Belgium S.A./N.V.-Brussels (Belgium)
  1.06%                                   02/02/04    25,000       25,000,000
-----------------------------------------------------------------------------
WestLB A.G.-Cayman (Germany)
  1.06%                                   02/02/04    65,000       65,000,000
=============================================================================
Total Time Deposits (Cost $90,000,000)                             90,000,000
=============================================================================

MEDIUM-TERM NOTES-3.13%

Money Market Trust LLY-Series 2002-B,
Floating Rate Notes (Acquired 12/03/02;
Cost $50,000,000)
  1.17%(b)(c)(h)                          12/03/04    50,000       50,000,000
=============================================================================

PROMISSORY NOTES-1.88%

Goldman Sachs Group, Inc. (The)
  (Acquired 12/16/03; Cost $30,000,000)
  1.25%(b)(h)                             07/13/04    30,000       30,000,000
=============================================================================

VARIABLE RATE DEMAND
  NOTES-1.85%(i)(j)(k)

INSURED-0.40%

Michigan (State of) Housing Development
  Authority; Taxable Series 2000 C RB,
  1.17%(l)                                12/01/20     6,405        6,405,000
=============================================================================

-----------------------------------------------------------------------------
                                                       PAR
                                          MATURITY    (000)        VALUE
LETTER OF CREDIT GUARANTEED-1.45%(m)

Family Express Corp., LLC-Series A, Loan
  Program Notes (LOC-First of America
  Bank, N.A.),
  1.08%                                   04/01/28   $ 9,070   $    9,070,000
-----------------------------------------------------------------------------
Miami-Dade (County of), Florida
  Industrial Development Authority
  (Dolphins Stadium); Taxable Series
  2000 IDR (LOC-Societe Generale),
  1.05%                                   07/01/22       100          100,000
-----------------------------------------------------------------------------
Mississippi (State of) Business Finance
  Corp. (Viking Range Corp. Project);
  Taxable Series 2000 IDR (LOC-Bank of
  America N.A),
  1.17%                                   06/01/15    14,095       14,095,000
=============================================================================
                                                                   23,265,000
=============================================================================
    Total Variable Rate Demand Notes
      (Cost $29,670,000)                                           29,670,000
=============================================================================

FUNDING AGREEMENTS-1.06%

New York Life Insurance Co. (Acquired
  04/03/03; Cost $17,000,000)
  1.21%(b)(c)(h)                          04/07/04    17,000       17,000,000
=============================================================================

ASSET-BACKED SECURITIES-0.83%

CONSUMER RECEIVABLES-0.20%

Honda Auto Receivables 2003-2 Owner
  Trust, Class A-1 Notes,
  1.23%                                   06/11/04       367          367,363
-----------------------------------------------------------------------------
Nissan Auto Receivables 2003-B Owner
  Trust, Class A1 Notes,
  1.17%                                   06/15/04     2,883        2,883,198
=============================================================================
                                                                    3,250,561
=============================================================================

STRUCTURED-0.63%

Holmes Financing (No. 7) PLC (United
  Kingdom)-Series 1, Class A, Floating
  Rate Bonds,
  1.06%(c)                                04/15/04    10,000       10,000,000
=============================================================================
    Total Asset-Backed Securities (Cost
      $13,250,561)                                                 13,250,561
=============================================================================
    Total Investments (excluding
      Repurchase Agreements) (Cost
      $1,084,938,584)                                           1,084,938,584
=============================================================================

REPURCHASE AGREEMENTS-35.29%

Banc of America Securities LLC
  1.12%(n)                                02/02/04    60,000       60,000,000
-----------------------------------------------------------------------------
Banc One Capital Markets Group
  1.02%(o)                                02/02/04    34,323       34,322,844
-----------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York
  Branch (France)
  1.13%(p)                                02/02/04    65,000       65,000,000
-----------------------------------------------------------------------------

                                                       PAR
                                          MATURITY    (000)        VALUE
-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Citigroup Global Markets Inc.
  1.03%(q)                                02/02/04   $65,000   $   65,000,000
-----------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York
  Branch (Germany)
  1.12%(r)                                02/02/04    70,000       70,000,000
-----------------------------------------------------------------------------
Greenwich Capital Markets, Inc.-New York
  Branch (United Kingdom)
  1.04%(s)                                02/02/04    65,000       65,000,000
-----------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
  1.04%(t)                                02/02/04    65,000       65,000,000
-----------------------------------------------------------------------------
UBS Warburg LLC-New York Branch
  (Switzerland)
  1.04%(u)                                02/02/04    65,000       65,000,000
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                       PAR
                                          MATURITY    (000)        VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Wachovia Securities, Inc.
  1.13%(v)                                02/02/04   $75,000   $   75,000,000
=============================================================================
    Total Repurchase Agreements (Cost
      $564,322,844)                                               564,322,844
=============================================================================
TOTAL INVESTMENTS-103.14% (Cost
  $1,649,261,428)(w)                                            1,649,261,428
=============================================================================
OTHER ASSETS LESS LIABILITIES-(3.14%)                             (50,236,863)
=============================================================================
NET ASSETS-100.00%                                             $1,599,024,565
_____________________________________________________________________________
=============================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
Ctfs.   - Certificates
Disc.   - Discounted
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
RB      - Revenue Bonds
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 01/31/04 was $527,789,368, which represented 33.01% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Interest rates are redetermined monthly. Rates shown are rates in effect on 01/31/04.
(d) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business days notice. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 1/31/04.
(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day's oral notice for up to 10% of outstanding amount, otherwise, upon seven business day's written notice for more than 10% of outstanding balance. Interest rates are redetermined daily. Rate is shown is the rate in effect on 01/31/04.
(g) Security is traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of the purchase by the Fund.
(h) Security considered to be illiquid. The aggregate market value of these securities considered to be illiquid at 01/31/04 was $97,000,000 which represented 6.07% of the Fund's net assets.
(i) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(j) Interest on these securities is taxable income to the Fund.
(k) Interest rates are redetermined weekly. Rates shown are rates in effect on 01/31/04.
(l) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp. or MBIA Insurance Corp.
(m) Principal and interest payments are guaranteed by the letter of credit agreement.
(n) Repurchase agreement entered into 01/30/04 with a maturing value of $60,005,600. Collateralized by $56,952,676 corporate obligations, 0% to 8.40% due 05/15/06 to 03/01/33 with a market value at 01/31/04 of
    $63,000,001.
(o) Joint repurchase agreement entered into 01/30/04 with a maturing value of $500,042,500. Collateralized by $502,515,000 U.S. Government obligations, 0% to 7.60% due 02/02/04 to 11/15/13 with an aggregate market value at 01/31/04 of $510,003,975.
(p) Repurchase agreement entered into 01/30/04 with a maturing value of $65,006,121. Collateralized by $58,304,934 corporate obligations, 1.84% to 9.50% due 10/20/05 to 06/01/31 with a market value at 01/31/04 of
    $68,250,001.
(q) Joint repurchase agreement entered into 01/30/04 with a maturing value of $325,027,896. Collateralized by $313,414,000 U.S. Government obligations, 0% to 6.75% due 10/01/08 to 03/15/31 with an aggregate market value at 01/31/04 of $331,500,320.
(r) Repurchase agreement entered into 01/30/04 with a maturing value of $70,006,533. Collateralized by $73,427,689 corporate obligations, 1.27% to 1.62% due 02/17/09 to 12/12/38 with a market value at 01/31/04 of
    $73,500,000.
(s) Joint repurchase agreement entered into 01/30/04 with a maturing value of $250,021,667. Collateralized by $447,514,000 U.S. Government obligations, 0% to 9.38% due 04/15/04 to 04/15/30 with an aggregate market value at 01/31/04 of $255,001,895.
(t) Joint repurchase agreement entered into 01/30/04 with a maturing value of $250,021,667. Collateralized by $245,132,143 U.S. Government obligations, 4.50% to 7.00% due 02/01/18 to 01/01/34 with an aggregate market value at 01/31/04 of $255,637,501.
(u) Joint repurchase agreement entered into 01/30/04 with a maturing value of $250,021,667. Collateralized by $238,210,933 U.S. Government obligations, 4.50% to 9.00% due 05/01/06 to 01/01/34 with an aggregate market value at 01/31/04 of $255,003,852.
(v) Repurchase agreement entered into 01/30/04 with a maturing value of $75,007,063. Collateralized by $260,221,221 corporate obligations, 0.28% to 7.80% due 07/26/04 to 10/01/40 with a market value at 01/31/04 of
    $78,750,001.
(w) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2004
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (amortized cost)       $1,084,938,584
------------------------------------------------------------
Repurchase agreements (amortized cost)           564,322,844
============================================================
    Total investments                          1,649,261,428
============================================================
Receivables for:
  Fund shares sold                                16,508,138
------------------------------------------------------------
  Interest                                         1,217,460
------------------------------------------------------------
  Amount due from advisor                            136,072
------------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                   236,809
------------------------------------------------------------
Other assets                                         242,057
============================================================
    Total assets                               1,667,601,964
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           60,516,404
------------------------------------------------------------
  Fund shares reacquired                           7,118,738
------------------------------------------------------------
  Deferred compensation and retirement plans         319,218
------------------------------------------------------------
  Amount due custodian bank                           77,881
------------------------------------------------------------
  Dividends                                           10,326
------------------------------------------------------------
Accrued distribution fees                            442,909
------------------------------------------------------------
Accrued trustees' fees                                 1,398
------------------------------------------------------------
Accrued transfer agent fees                           31,561
------------------------------------------------------------
Accrued operating expenses                            58,964
============================================================
    Total liabilities                             68,577,399
============================================================
Net assets applicable to shares outstanding   $1,599,024,565
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest               $1,599,027,580
------------------------------------------------------------
  Undistributed net investment income                 50,777
------------------------------------------------------------
  Undistributed net realized gain (loss)
    from investment securities                       (53,792)
============================================================
                                              $1,599,024,565
____________________________________________________________
============================================================

NET ASSETS:

AIM Cash Reserve Shares                       $  731,948,051
____________________________________________________________
============================================================
Class B                                       $  380,029,860
____________________________________________________________
============================================================
Class C                                       $   88,204,217
____________________________________________________________
============================================================
Class R                                       $    3,964,454
____________________________________________________________
============================================================
Investor Class                                $  394,877,983
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

AIM Cash Reserve Shares                          732,011,741
____________________________________________________________
============================================================
Class B                                          380,057,316
____________________________________________________________
============================================================
Class C                                           88,212,095
____________________________________________________________
============================================================
Class R                                            3,964,729
____________________________________________________________
============================================================
Investor Class                                   395,220,601
____________________________________________________________
============================================================
Net asset value and offering price per share
  for each class                              $         1.00
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended January 31, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $ 9,357,058
=========================================================================
EXPENSES:

Advisory fees                                                   4,450,449
-------------------------------------------------------------------------
Administrative services fees                                      203,589
-------------------------------------------------------------------------
Custodian fees                                                     24,158
-------------------------------------------------------------------------
Distribution fees:
  AIM Cash Reserve Shares                                       1,114,805
-------------------------------------------------------------------------
  Class B                                                       2,363,898
-------------------------------------------------------------------------
  Class C                                                         503,310
-------------------------------------------------------------------------
  Class R                                                          11,202
-------------------------------------------------------------------------
Transfer agent fees                                             1,671,770
-------------------------------------------------------------------------
Trustees' fees                                                     15,127
-------------------------------------------------------------------------
Other                                                             179,147
=========================================================================
    Total expenses                                             10,537,455
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                 (4,651,782)
=========================================================================
    Net expenses                                                5,885,673
=========================================================================
Net investment income                                           3,471,385
=========================================================================
Net realized gain (loss) from investment securities                (1,521)
=========================================================================
Net increase in net assets resulting from operations          $ 3,469,864
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2004 and the year ended July 31, 2003 (Unaudited)

                                                               JANUARY 31,         JULY 31,
                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    3,471,385    $    7,842,936
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 (1,521)           44,022
==============================================================================================
    Net increase in net assets resulting from operations           3,469,864         7,886,958
==============================================================================================
Distributions to shareholders from net investment income:
  AIM Cash Reserve Shares                                         (2,470,125)       (7,299,075)
----------------------------------------------------------------------------------------------
  Class B                                                           (112,741)         (432,412)
----------------------------------------------------------------------------------------------
  Class C                                                           (151,871)         (100,719)
----------------------------------------------------------------------------------------------
  Class R                                                             (6,618)          (10,730)
----------------------------------------------------------------------------------------------
  Investor Class                                                    (839,162)               --
==============================================================================================
  Total distributions from net investment income                  (3,580,517)       (7,842,936)
==============================================================================================
Distributions to shareholders from net realized gains:
  AIM Cash Reserve Shares                                            (23,647)          (35,590)
----------------------------------------------------------------------------------------------
  Class B                                                            (12,702)          (20,898)
----------------------------------------------------------------------------------------------
  Class C                                                             (2,805)           (3,549)
----------------------------------------------------------------------------------------------
  Class R                                                               (122)              (38)
----------------------------------------------------------------------------------------------
  Investor Class                                                     (12,995)               --
==============================================================================================
  Total distributions from net realized gains                        (52,271)          (60,075)
==============================================================================================
    Decrease in net assets resulting from distributions           (3,632,788)       (7,903,011)
==============================================================================================
Share transactions-net:
  AIM Cash Reserve Shares                                       (456,849,181)       67,004,557
----------------------------------------------------------------------------------------------
  Class B                                                       (163,744,502)     (174,148,217)
----------------------------------------------------------------------------------------------
  Class C                                                        (25,093,104)       (5,640,712)
----------------------------------------------------------------------------------------------
  Class R                                                         (2,315,541)        6,270,260
----------------------------------------------------------------------------------------------
  Investor Class                                                 394,916,540                --
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (253,085,788)     (106,514,112)
==============================================================================================
    Net increase (decrease) in net assets                       (253,248,712)     (106,530,165)
==============================================================================================
NET ASSETS:

  Beginning of period                                          1,852,273,277     1,958,803,442
==============================================================================================
  End of period (including undistributed net investment
    income of $50,777 and $159,909 for 2004 and 2003,
    respectively)                                             $1,599,024,565    $1,852,273,277
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

January 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Money Market Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end, and as such, the net asset value for shareholder transactions may be different than the net asset value repeated in these financial statements. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.55% on the first $1 billion of the Fund's average daily net assets, plus 0.50% on the Fund's average daily net assets in excess of $1 billion. AIM and/or A I M Distributors, Inc. ("AIM Distributors") voluntarily waived fees and/or reimbursed expenses in order to increase the Fund's yield. Waivers and/or reimbursements may be changed from time to time. During the six months ended January 31, 2004, AIM waived fees of $3,800,504.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended January 31, 2004, AIM was paid $203,589 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the six months ended January 31, 2004, AISI retained $926,628 for such services.

    The Trust has entered into master distribution agreements with AIM Distributors to serve as the distributor for the AIM Cash Reserve Shares, Class B, Class C, Class R and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's AIM Cash Reserve Shares, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of AIM Cash Reserve shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of these amounts, up to 0.25% of the average daily net assets of the AIM Cash Reserve Shares, Class B, Class C and Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes.

    Effective July 1, 2003, in order to maintain a minimum yield, AIM Distributors reduced broker service fees on AIM Cash Reserve Shares, Class B, Class C and Class R shares. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended January 31, 2004, the AIM Cash Reserve Shares, Class B, Class C, Class R and Investor Class shares paid $1,114,805, $1,772,923, $251,655, $11,202 and $0, respectively, after AIM Distributors waived and/or reimbursed plan fees of $590,975 and $251,655 for Class B and Class C shares, respectively.

    Contingent deferred sales charges ("CDSC") are not recorded as expenses of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended January 31, 2004, AIM Distributors retained $619,454, $7,717, $189,976 and $0 from AIM Cash Reserve Shares, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from Demand Deposit Account (DDA) balances in transfer agency clearing accounts. For the six months ended January 31, 2004, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $8,648 under an expense offset arrangement, which resulted in a reduction of the Fund's total expenses of $8,648.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the six months ended January 31, 2004, the Fund paid legal fees of $5,414 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended January 31, 2004.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

NOTE 7--SHARE INFORMATION

The Fund currently offers five different classes of shares: AIM Cash Reserve Shares, Class B shares, Class C shares, Class R shares and Investor Class shares. Class B shares and Class C shares are sold with CDSC. AIM Cash Reserve Shares, Class R shares and Investor Class shares are sold at net asset value. Under some circumstances, Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to AIM Cash Reserve Shares eight years after the end of the calendar month of purchase.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                     SIX MONTHS ENDED                       YEAR ENDED
                                                                       JANUARY 31,                           JULY 31,
                                                                           2004                                2003
                                                             --------------------------------    --------------------------------
                                                                 SHARES            AMOUNT            SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  AIM Cash Reserve Shares                                     1,136,435,829    $1,136,431,580     5,372,980,834    $5,372,980,834
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                        99,819,965        99,820,085       485,890,867       485,890,867
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                                       129,701,911       129,706,614       570,319,822       570,319,822
---------------------------------------------------------------------------------------------------------------------------------
  Class R                                                         6,432,496         6,432,496        24,594,921        24,594,921
---------------------------------------------------------------------------------------------------------------------------------
  Investor Class*                                               152,825,091       152,827,344                --                --
=================================================================================================================================
Issued as reinvestment of dividends:
  AIM Cash Reserve Shares                                         2,241,526         2,241,526         6,288,154         6,288,154
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                           115,205           115,205           408,246           408,246
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                                           138,634           138,634            89,880            89,880
---------------------------------------------------------------------------------------------------------------------------------
  Class R                                                             5,767             5,767             9,756             9,756
---------------------------------------------------------------------------------------------------------------------------------
  Investor Class*                                                   819,366           819,366                --                --
=================================================================================================================================
Issued in connection with acquisitions:**
  AIM Cash Reserve Shares                                           669,132           669,697                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                           253,059           252,879                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                                         8,223,808         8,218,055                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Investor Class*                                               433,127,527       432,821,214                --                --
=================================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  AIM Cash Reserve Shares                                        16,094,332        16,094,333        25,073,560        25,073,560
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (16,094,332)      (16,094,333)      (25,073,560)      (25,073,560)
=================================================================================================================================
Reacquired:
  AIM Cash Reserve Shares                                    (1,612,286,316)   (1,612,286,317)   (5,337,337,991)   (5,337,337,991)
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (247,838,339)     (247,838,338)     (635,373,770)     (635,373,770)
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (163,156,406)     (163,156,407)     (576,050,414)     (576,050,414)
---------------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (8,753,804)       (8,753,804)      (18,334,417)      (18,334,417)
---------------------------------------------------------------------------------------------------------------------------------
  Investor Class*                                              (191,551,383)     (191,551,384)               --                --
=================================================================================================================================
                                                               (252,776,932)   $ (253,085,788)     (106,514,112)   $ (106,514,112)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

 * Investor Class shares commenced sales on September 30, 2003.
** As of the open of business on November 3, 2003, the Fund acquired all of the net assets of INVESCO Cash Reserves Fund pursuant to a plan of reorganization approved by the INVESCO Cash Reserves Fund shareholders on October 21, 2003. The acquisition was accomplished by a tax-free exchange of 442,273,526 shares of the Fund for 442,273,526 shares of INVESCO Cash Reserves Fund outstanding as of the close of business October 31, 2003. INVESCO Cash Reserves Fund's net assets at that date of $441,961,845 were combined with those of the Fund. On the acquisition date, INVESCO Cash Reserves Fund had undistributed net investment income (loss) of $(309,618). The aggregate net assets of the Fund immediately before the acquisition were $1,395,903,235.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                CASH RESERVE
                                           --------------------------------------------------------------------------------------
                                           SIX MONTHS                                                SEVEN MONTHS
                                              ENDED                  YEAR ENDED JULY 31,                ENDED         YEAR ENDED
                                           JANUARY 31,       ------------------------------------      JULY 31,      DECEMBER 31,
                                              2004              2003          2002         2001          2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $   1.00         $     1.00    $     1.00    $   1.00      $   1.00        $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       0.0027             0.0064        0.0141      0.0467        0.0300(a)       0.0414
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (realized)          0.0001             0.0000            --          --            --              --
=================================================================================================================================
    Total from investment operations          0.0028             0.0064        0.0141      0.0467        0.0300          0.0414
=================================================================================================================================
Less distributions:
  Dividends from net investment income       (0.0028)           (0.0064)      (0.0141)    (0.0467)      (0.0300)        (0.0414)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains      (0.0000)           (0.0000)           --          --            --              --
=================================================================================================================================
    Total distributions                      (0.0028)           (0.0064)      (0.0141)    (0.0467)      (0.0300)        (0.0414)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Net asset value, end of period              $   1.00         $     1.00    $     1.00    $   1.00      $   1.00        $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                 0.28%              0.64%         1.42%       4.77%         3.03%           4.22%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $731,948         $1,188,876    $1,121,879    $937,532      $912,042        $989,478
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets(c)                                     0.58%(d)           0.88%         1.01%       1.06%         1.07%(e)        1.04%
=================================================================================================================================
Ratio of net investment income to average
  net assets                                    0.53%(d)           0.64%         1.40%       4.61%         5.15%(e)        4.16%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.03% for the six months ended January 31, 2004 and for the year ended July 31, 2003, respectively.
(d)  Ratios are annualized and based on average net assets of $886,996,828.
(e)  Annualized.

                                                                                  CLASS B
                                             ----------------------------------------------------------------------------------
                                             SIX MONTHS                                            SEVEN MONTHS
                                                ENDED                YEAR ENDED JULY 31,              ENDED         YEAR ENDED
                                             JANUARY 31,       --------------------------------      JULY 31,      DECEMBER 31,
                                                2004             2003        2002        2001          2000            1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $   1.00         $   1.00    $   1.00    $   1.00      $   1.00        $   1.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         0.0002           0.0007      0.0065      0.0392        0.0256(a)       0.0339
-------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (realized)            0.0001           0.0000           -           -             -               -
===============================================================================================================================
  Total from investment operations              0.0003           0.0007      0.0065      0.0392        0.0256          0.0339
===============================================================================================================================
Less distributions:
  Dividends from net investment income         (0.0003)         (0.0007)    (0.0065)    (0.0392)      (0.0256)        (0.0339)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains        (0.0000)         (0.0000)         --          --            --              --
===============================================================================================================================
    Total distributions                        (0.0003)         (0.0007)    (0.0065)    (0.0392)      (0.0256)        (0.0339)
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Net asset value, end of period                $   1.00         $   1.00    $   1.00    $   1.00      $   1.00        $   1.00
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                   0.03%            0.07%       0.66%       3.99%         2.59%           3.45%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $380,030         $543,811    $717,967    $439,445      $289,327        $404,911
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets(c)        1.08%(d)         1.46%       1.76%       1.81%         1.82%(e)        1.79%
===============================================================================================================================
Ratio of net investment income to average
  net assets                                      0.03%(d)         0.06%       0.65%       3.86%         4.40%(e)        3.41%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.78% and 1.76% for the six months ended January 31, 2004 and the year ended July 31, 2003, respectively.
(d)  Ratios are annualized and based on average net assets of $470,210,191.
(e)  Annualized.

                                                                                  CLASS C
                                             ----------------------------------------------------------------------------------
                                             SIX MONTHS                                            SEVEN MONTHS
                                                ENDED                YEAR ENDED JULY 31,              ENDED         YEAR ENDED
                                             JANUARY 31,       --------------------------------      JULY 31,      DECEMBER 31,
                                                2004             2003        2002        2001          2000            1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  1.00         $   1.00    $   1.00    $   1.00      $   1.00        $   1.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         0.0014           0.0008      0.0065      0.0393        0.0256(a)       0.0339
-------------------------------------------------------------------------------------------------------------------------------
Net gains on securities (realized)              0.0001           0.0000           -           -             -               -
===============================================================================================================================
  Total from investment operations              0.0015           0.0008      0.0065      0.0393        0.0256          0.0339
===============================================================================================================================
Less distributions:
  Dividends from net investment income         (0.0015)         (0.0008)    (0.0065)    (0.0393)      (0.0256)        (0.0339)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains        (0.0000)         (0.0000)         --          --            --              --
===============================================================================================================================
    Total distributions                        (0.0015)         (0.0008)    (0.0065)    (0.0393)      (0.0256)        (0.0339)
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Net asset value, end of period                 $  1.00         $   1.00    $   1.00    $   1.00      $   1.00        $   1.00
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                   0.15%            0.09%       0.66%       4.00%         2.59%           3.44%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $88,204         $113,306    $118,947    $ 86,884      $ 45,457        $ 56,636
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets(c)        0.83%(d)         1.44%       1.76%       1.81%         1.82%(e)        1.79%
===============================================================================================================================
Ratio of net investment income to average
  net assets                                      0.28%(d)         0.08%       0.65%       3.86%         4.40%(e)        3.41%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.78% and 1.74% for the six months ended January 31, 2004 and the year ended July 31, 2003, respectively.
(d)  Ratios are annualized and based on average net assets of $100,114,917.
(e)  Annualized.

                                                                                 CLASS R
                                                              ---------------------------------------------
                                                                                              JUNE 3, 2002
                                                              SIX MONTHS                       (DATE SALES
                                                                 ENDED          YEAR ENDED    COMMENCED) TO
                                                              JANUARY 31,        JULY 31,       JULY 31,
                                                                 2004              2003           2002
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $   1.00          $   1.00        $  1.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.0015            0.0038         0.0010
-----------------------------------------------------------------------------------------------------------
  Net gains on securities (realized)                             0.0000            0.0000             --
===========================================================================================================
    Total from investment operations                             0.0015            0.0038         0.0010
===========================================================================================================
Less distributions:
  Dividends from net investment income                          (0.0015)          (0.0038)       (0.0010)
-----------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (0.0000)          (0.0000)            --
===========================================================================================================
    Total distributions                                         (0.0015)          (0.0038)       (0.0010)
___________________________________________________________________________________________________________
===========================================================================================================
Net asset value, end of period                                 $   1.00          $   1.00        $  1.00
___________________________________________________________________________________________________________
===========================================================================================================
Total return(a)                                                    0.15%             0.38%          0.10%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $  3,964          $  6,280        $    10
===========================================================================================================
Ratio of expenses to average net assets(b)                         0.83%(c)          1.13%          1.26%(d)
===========================================================================================================
Ratio of net investment income to average net assets               0.28%(c)          0.39%          1.15%(d)
___________________________________________________________________________________________________________
===========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.28% and 1.27% for the six months ended January 31, 2004 and the year ended July 31, 2003, respectively.
(c)  Ratios are annualized and based on average net assets of $4,456,609.
(d)  Annualized.

                                                                  INVESTOR CLASS
                                                                ------------------
                                                                SEPTEMBER 30, 2003
                                                                   (DATE SALES
                                                                  COMMENCED) TO
                                                                   JANUARY 31,
                                                                       2004
----------------------------------------------------------------------------------
Net asset value, beginning of period                                 $   1.00
----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                0.0027
----------------------------------------------------------------------------------
  Net gains on securities (realized)                                   0.0000
==================================================================================
    Total from investment operations                                   0.0027
==================================================================================
Less distributions:
  Dividends from net investment income                                (0.0027)
----------------------------------------------------------------------------------
  Distributions from net realized gains                               (0.0000)
==================================================================================
    Total distributions                                               (0.0027)
__________________________________________________________________________________
==================================================================================
Net asset value, end of period                                       $   1.00
__________________________________________________________________________________
==================================================================================
    Total return(a)                                                      0.27%
==================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $394,878
==================================================================================
Ratio of expenses to average net assets(b)                               0.33%(c)
==================================================================================
Ratio of net investment income to average net assets                     0.78%(c)
__________________________________________________________________________________
==================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.78% for the six months ended January 31, 2004.
(c)  Ratios are annualized and based on average net assets of $312,240,828.

NOTE 9--LEGAL PROCEEDINGS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG continues to serve as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

  A.  Regulatory Inquiries and Actions
      ---------------------------------

    1.  IFG

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the chief executive officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

    2.  AIM

AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

    3.  AMVESCAP Response

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

  B.  Private Actions
      ---------------

In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and
(iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions alleging market timing throughout the mutual fund industry should be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Twelve actions filed against IFG have been conditionally transferred to the Panel in Maryland, and IFG and AIM anticipate that all other market timing actions that may be filed or that are already pending against IFG and/or AIM will be transferred to the Panel as well.

  Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

  As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

FINANCIALS

SCHEDULE OF INVESTMENTS

January 31, 2004
(Unaudited)


                                           RATINGS(a)      PAR        MARKET
                                          S&P   MOODY'S   (000)       VALUE
-------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-98.81%

ALABAMA-1.51%

Alabama (State of) Public School &
  College Authority; Capital Improvement
  Series 1999 C RB
  5.75%, 07/01/17                          AA     Aa3    $ 1,400   $  1,598,156
-------------------------------------------------------------------------------
Birmingham (City of) Special Care
  Facilities Financing Authority
  (Children's Hospital of Alabama);
  Health Care Facility Series 2002 RB
  5.38%, 06/01/23(b)                      AAA     Aaa      1,500      1,597,695
-------------------------------------------------------------------------------
Courtland (City of) Industrial
  Development Board (Champion
  International Corp. Project);
  Refunding Environmental Improvement
  Series 1996 RB
  6.40%, 11/01/26(c)                       --    Baa2      2,315      2,401,650
-------------------------------------------------------------------------------
Jefferson (County of); Prerefunded
  Capital Improvement Sewer Series 2001
  A RB Wts.
  5.00%, 02/01/11(d)(e)                   AAA     Aaa        775        875,254
-------------------------------------------------------------------------------
Jefferson (County of); School Limited
  Tax Series 2000 GO Wts.
  5.50%, 02/15/20(b)                      AAA     Aaa      1,250      1,380,550
-------------------------------------------------------------------------------
Lauderdale (County of) & Florence (City
  of) Health Care Authority (Coffee
  Health Group); Series 2000 A RB
  6.00%, 07/01/29(b)                      AAA     Aaa      1,000      1,141,610
===============================================================================
                                                                      8,994,915
===============================================================================

ALASKA-0.37%

Alaska (State of) Housing Finance Corp.
  (State Building Lease); Series 1999 RB
  5.75%, 04/01/17(b)                      AAA     Aaa      2,000      2,139,680
-------------------------------------------------------------------------------
Alaska (State of) Industrial Development
  & Export Authority (Revolving
  Fund-A-Lots 1-29); Refunding Series
  1994 RB
  5.70%, 04/01/04                          A      A2          55         55,381
===============================================================================
                                                                      2,195,061
===============================================================================

AMERICAN SAMOA-0.24%

American Samoa (Territory of); Refunding
  Unlimited Tax Series 2000 GO
  6.00%, 09/01/08(b)                       A      --       1,280      1,431,949
===============================================================================

                                           RATINGS(a)      PAR        MARKET
                                          S&P   MOODY'S   (000)       VALUE
-------------------------------------------------------------------------------


ARIZONA-1.49%

Arizona (State of) Tourism & Sports
  Authority (Multipurpose Stadium
  Facility); Tax Series 2003 A RB
  5.00%, 07/01/25(b)                       --     Aaa    $ 1,000   $  1,038,750
-------------------------------------------------------------------------------
Phoenix (City of) Civic Improvement
  Corp.; Waste Water System Jr. Lien
  2000 Series RB
  5.70%, 07/01/08(b)                      AAA     Aaa      1,055      1,208,344
-------------------------------------------------------------------------------
Phoenix (City of) Civic Improvement
  Corp.; Waste Water System Jr. Lien
  Series 2000 RB
  5.70%, 07/01/09(b)                      AAA     Aaa      1,275      1,479,459
-------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Radisson City Center);
  Refunding Development Series 2002 IDR
  6.50%, 12/01/07 (Acquired 03/28/02;
  Cost $325,000)(f)(g)                     --     --         325        323,693
-------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Radisson City Center);
  Refunding Development Series 2002 IDR
  6.50%, 12/01/08 (Acquired 03/28/02;
  Cost $345,000)(f)(g)                     --     --         345        343,016
-------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Radisson City Center
  Project); Refunding Development Series
  2002 IDR
  6.50%, 12/01/09 (Acquired 03/28/02;
  Cost $365,000)(f)(g)                     --     --         365        362,638
-------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Radisson City Center
  Project); Refunding Development Series
  2002 IDR
  6.70%, 12/01/10 (Acquired 03/28/02;
  Cost $390,000)(f)(g)                     --     --         390        387,219
-------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Radisson City Center
  Project); Refunding Development Series
  2002 IDR
  6.70%, 12/01/11 (Acquired 03/28/02;
  Cost $415,000)(f)(g)                     --     --         415        411,792
-------------------------------------------------------------------------------
Pima (County of) Unified School District
  No. 10; School Improvement Unlimited
  Tax Series 1992 E GO
  6.50%, 07/01/05                          A+     A2       3,100      3,319,666
===============================================================================
                                                                      8,874,577
===============================================================================


                                           RATINGS(a)      PAR        MARKET
                                          S&P   MOODY'S   (000)       VALUE
-------------------------------------------------------------------------------

ARKANSAS-0.56%

Jefferson (County of) (Regional Medical
  Center Project); Refunding &
  Improvement Hospital Series 2001 RB
  5.85%, 06/01/26                          A      --     $   500   $    524,200
-------------------------------------------------------------------------------
North Little Rock (City of) Health
  Facilities Board (Baptist Health);
  Health Care Series 2001 RB
  5.70%, 07/01/22                          A+     --         500        522,385
-------------------------------------------------------------------------------
University of Arkansas (Fayetteville
  Campus Facilities); University Series
  2002 RB
  5.00%, 12/01/27(b)                       --     Aaa      1,155      1,190,666
-------------------------------------------------------------------------------
Van Buren (County of); Refunding &
  Construction Sales & Use Tax Series
  2000 RB
  5.60%, 12/01/25(b)                       --     Aaa      1,000      1,105,360
===============================================================================
                                                                      3,342,611
===============================================================================

CALIFORNIA-2.41%

Abag Financing Authority for Non-Profit
  Corps. (Lincoln Glen Manor for Sr.
  Citizens); Series 2000 COP
  (CEP-Cal-Mortgage)
  6.10%, 02/15/25                         BBB     --       1,000      1,057,630
-------------------------------------------------------------------------------
Abag Financing Authority for Non-Profit
  Corps. (Lytton Gardens Inc.); Series
  1999 COP (CEP-Cal-Mortgage)
  6.00%, 02/15/19                         BBB     --       2,085      2,210,976
-------------------------------------------------------------------------------
Abag Financing Authority for Non-Profit
  Corps. (Old Fellows Home of
  California); Series 1999 COP
  (CEP-Cal-Mortgage)
  6.00%, 08/15/24                         BBB     --       1,000      1,065,080
-------------------------------------------------------------------------------
Big Bear Lake (City of); Refunding Water
  Series 1996 RB
  6.00%, 04/01/22(b)                      AAA     Aaa      2,000      2,408,400
-------------------------------------------------------------------------------
California (State of) Department of
  Water Resources; Power Supply Series
  2002 A RB
  5.38%, 05/01/22                         BBB+    A3       1,000      1,045,470
-------------------------------------------------------------------------------
California (State of) Educational
  Facilities Authority (Fresno Pacific
  University); Series 2000 A RB
  6.05%, 03/01/11                          --    Baa3      1,350      1,520,964
-------------------------------------------------------------------------------
Foothill/Eastern Corridor Agency
  (California Toll Road Project); Sr.
  Lien Series 1995 A RB
  6.00%, 01/01/10(d)(e)                   AAA     Aaa        400        475,236
-------------------------------------------------------------------------------
Los Angeles (City of) Community
  Redevelopment Agency Parking System
  (Cinerama Dome Public Parking); Series
  2000 RB (LOC-Bank of America N.A.)
  5.75%, 07/01/26(b)                       A      --       1,000      1,018,030
-------------------------------------------------------------------------------

                                           RATINGS(a)      PAR        MARKET
                                          S&P   MOODY'S   (000)       VALUE
-------------------------------------------------------------------------------

CALIFORNIA-(CONTINUED)

Los Angeles (County of); Series 2001 RB
  5.15%, 02/12/06 (Acquired 03/29/01;
  Cost $228,613)(f)(g)                     --     --     $   227   $    237,908
-------------------------------------------------------------------------------
Sacramento (City of) Cogeneration
  Authority (Proctor & Gamble Project);
  Series 1995 RB
  7.00%, 07/01/04                         BBB     --         500        511,265
-------------------------------------------------------------------------------
Sacramento City Financing Authority
  (Convention Center Hotel); Sr. Series
  1999 A RB
  6.25%, 01/01/30(f)                       --     --         750        747,277
-------------------------------------------------------------------------------
Whittier (City of) Utility Authority;
  Water Series 2003 A RB
  5.00%, 06/01/28(b)                      AAA     Aaa      1,000      1,032,290
-------------------------------------------------------------------------------
Whittier (City of) Utility Authority;
  Water Series 2003 A RB
  5.00%, 06/01/33(b)                      AAA     Aaa      1,000      1,029,230
===============================================================================
                                                                     14,359,756
===============================================================================

COLORADO-3.18%

Aurora (City of); Public Improvement
  Series 2000 COP
  5.50%, 12/01/30(b)                      AAA     Aaa      3,230      3,518,697
-------------------------------------------------------------------------------
Broomfield (City of); Refunding &
  Improvement Sales & Use Tax Series
  2002 A RB
  5.00%, 12/01/31(b)                       --     Aaa      1,000      1,029,410
-------------------------------------------------------------------------------
Colorado (State of) E-470 Public Highway
  Authority; Sr. Series 2000 A RB
  5.75%, 09/01/35(b)                      AAA     Aaa      1,000      1,133,730
-------------------------------------------------------------------------------
Colorado (State of) Educational &
  Cultural Facilities Authority (Johnson
  & Wales University Project); Series
  2003 A RB (CEP-XL Capital Ltd.)
  5.00%, 04/01/20                         AAA     Aaa      1,705      1,795,791
-------------------------------------------------------------------------------
Colorado (State of) Educational &
  Cultural Facilities Authority (Student
  Housing-University of Colorado
  Foundation Project); Series 2002 RB
  5.00%, 07/01/22(b)                      AAA     Aaa      1,000      1,043,890
-------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Exempla Inc.); Series 2002
  A RB
  5.50%, 01/01/23                          A-     A1       2,850      2,918,371
-------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Exempla Inc.); Series 2002
  A RB
  5.63%, 01/01/33                          A-     A1       2,000      2,049,860
-------------------------------------------------------------------------------
University of Colorado Hospital
  Authority Series 2001 A RB
  5.60%, 11/15/31                          --     A3         500        511,015
-------------------------------------------------------------------------------


                                           RATINGS(a)      PAR        MARKET
                                          S&P   MOODY'S   (000)       VALUE
-------------------------------------------------------------------------------
COLORADO-(CONTINUED)

El Paso (County of) School District No.
  2 (Harrison); Unlimited Tax Series
  2001 GO
  5.25%, 12/01/26(b)                       --     Aaa    $ 2,435   $  2,564,031
-------------------------------------------------------------------------------
Meridian Metropolitan District;
  Refunding & Improvement Unlimited Tax
  Series 2001 B GO (CEP-Radian
  Reinsurance Inc.)
  5.00%, 12/01/25                          AA     --       1,000      1,010,900
-------------------------------------------------------------------------------
Montrose (County of); Series 1994 COP
  6.35%, 06/15/06                          A-     --         300        307,989
-------------------------------------------------------------------------------
Northwest Parkway Public Highway
  Authority; Sr. Series 2001 A RB
  5.25%, 06/15/41(b)                      AAA     Aaa      1,000      1,050,500
===============================================================================
                                                                     18,934,184
===============================================================================

CONNECTICUT-3.51%

Brooklyn (City of); Unlimited Tax Series
  1995 GO
  5.50%, 05/01/05(d)(e)                   AAA     Aaa        250        268,587
-------------------------------------------------------------------------------
Brooklyn (City of); Unlimited Tax Series
  1995 GO
  5.70%, 05/01/05(d)(e)                   AAA     Aaa        250        269,202
-------------------------------------------------------------------------------
Connecticut (State of) (Bradley
  International Airport); Special
  Obligation Parking Series 2000 A RB
  6.60%, 07/01/24(b)(c)                    A      --       1,250      1,344,075
-------------------------------------------------------------------------------
Connecticut (State of) (Transportation
  Infrastructure); Special Obligation
  Tax Series 1991 B RB
  6.50%, 10/01/10                         AA-     A1         530        646,542
-------------------------------------------------------------------------------
Connecticut (State of) (Transportation
  Infrastructure); Special Obligation
  Tax Series 1991 B RB
  6.50%, 10/01/12                         AA-     A1       1,500      1,853,760
-------------------------------------------------------------------------------
Connecticut (State of) Area Cooperative
  Educational Services (Staff
  Development/Administration
  Facilities); Unlimited Tax Series 1999
  GO
  5.63%, 07/15/19(b)                       A      --       1,060      1,134,380
-------------------------------------------------------------------------------
Connecticut (State of) Health &
  Educational Facilities Authority
  (Bridgeport Hospital); Series 1992 A
  RB
  6.63%, 07/01/18(b)                      AAA     Aaa        500        511,465
-------------------------------------------------------------------------------
Connecticut (State of) Health &
  Educational Facilities Authority
  (Danbury Hospital); Series 1999 G RB
  5.63%, 07/01/25(b)                      AAA     Aaa        250        269,692
-------------------------------------------------------------------------------

                                           RATINGS(a)      PAR        MARKET
                                          S&P   MOODY'S   (000)       VALUE

-------------------------------------------------------------------------------
CONNECTICUT-(CONTINUED)

Connecticut (State of) Health &
  Educational Facilities Authority
  (Danbury Hospital); Unrefunded Series
  1991 E RB
  6.50%, 07/01/14(b)                      AAA     Aaa    $   110   $    110,316
-------------------------------------------------------------------------------
Connecticut (State of) Health &
  Educational Facilities Authority
  (Loomis Chaffee School); Series 2001 D
  RB
  5.25%, 07/01/31                          --     A2       1,000      1,048,410
-------------------------------------------------------------------------------
Connecticut (State of) Health &
  Educational Facilities Authority
  (Stamford Hospital); Series 1996 F RB
  5.40%, 07/01/09(b)                      AAA     Aaa      1,000      1,093,360
-------------------------------------------------------------------------------
Connecticut (State of) Health &
  Educational Facilities Authority
  (William W. Backus Hospital); Series
  1997 D RB
  5.75%, 07/01/27(b)                      AAA     --       1,000      1,089,090
-------------------------------------------------------------------------------
Connecticut (State of) Health &
  Educational Facilities Authority
  (Windham Community Memorial Hospital);
  Series 1996 C RB
  5.75%, 07/01/11(b)                       A      --         670        729,241
-------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
  Authority (Group Home Mortgage);
  Special Obligation Series 2000 GH-5 RB
  5.85%, 06/15/30(b)                      AAA     Aaa        500        534,230
-------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
  Authority (Housing Mortgage Finance
  Program); Series 1996 C-1 RB
  6.30%, 11/15/17                         AAA     Aaa      1,270      1,339,304
-------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
  Authority (Housing Mortgage Finance
  Program); Series 1996 C-2 RB
  6.25%, 11/15/18                         AAA     Aaa        750        790,125
-------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
  Authority (Housing Mortgage Finance
  Program); Series 1996 G RB
  6.00%, 11/15/27(c)                      AAA     Aaa      1,000      1,044,870
-------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
  Authority (Housing Mortgage Finance
  Program); Series 1998 C RB
  5.50%, 11/15/35(c)                      AAA     Aaa      1,775      1,832,119
-------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
  Authority (Housing Mortgage Finance
  Program); Series 1998 D-2 RB
  5.45%, 11/15/24(c)                      AAA     Aaa         55         56,524
-------------------------------------------------------------------------------


                                           RATINGS(a)      PAR        MARKET
                                          S&P   MOODY'S   (000)       VALUE
-------------------------------------------------------------------------------
CONNECTICUT-(CONTINUED)

Connecticut (State of) Housing Finance
  Authority (Housing Mortgage Finance
  Program); Series 2001 A-1 RB
  5.25%, 11/15/28                         AAA     Aaa    $   550   $    560,884
-------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
  Authority (Housing Mortgage Finance
  Program); Sub- Series 1998 E-1 RB
  5.13%, 05/15/21                         AAA     Aaa        445        453,540
-------------------------------------------------------------------------------
Manchester (City of) Eighth Utilities
  District; Unlimited Tax Series 1991 GO
  6.75%, 08/15/06                          --     Aa3        180        201,802
-------------------------------------------------------------------------------
Mansfield (City of); Unlimited Tax
  Series 1990 GO
  6.00%, 06/15/07                          --     Aa3        100        113,052
-------------------------------------------------------------------------------
Mansfield (City of); Unlimited Tax
  Series 1990 GO
  6.00%, 06/15/08                          --     Aa3        100        115,321
-------------------------------------------------------------------------------
Mansfield (City of); Unlimited Tax
  Series 1990 GO
  6.00%, 06/15/09                          --     Aa3        100        117,464
-------------------------------------------------------------------------------
New Britain (City of); Unlimited Tax
  Series 1992 GO
  6.00%, 02/01/11(b)                      AAA     Aaa        400        476,288
-------------------------------------------------------------------------------
North Canaan (City of); Unlimited Tax
  Series 1991 GO
  6.50%, 01/15/08                          --     A3         125        145,007
-------------------------------------------------------------------------------
North Canaan (City of); Unlimited Tax
  Series 1991 GO
  6.50%, 01/15/09                          --     A3         125        147,682
-------------------------------------------------------------------------------
North Canaan (City of); Unlimited Tax
  Series 1991 GO
  6.50%, 01/15/10                          --     A3         125        149,795
-------------------------------------------------------------------------------
North Canaan (City of); Unlimited Tax
  Series 1991 GO
  6.50%, 01/15/11                          --     A3         125        152,776
-------------------------------------------------------------------------------
Somers (City of); Unlimited Tax Series
  1990 GO
  6.00%, 12/01/10                          --     A1         190        226,484
-------------------------------------------------------------------------------
University of Connecticut; Student Fee
  Series 2000 A RB
  6.00%, 11/15/10(d)(e)                   NRR     NRR      1,325      1,605,251
-------------------------------------------------------------------------------
Westbrook (City of); Unlimited Tax
  Series 1992 GO
  6.40%, 03/15/10(b)                      AAA     Aaa        380        458,500
===============================================================================
                                                                     20,889,138
===============================================================================

DELAWARE-0.05%

Delaware (State of) Economic Development
  Authority (Osteopathic Hospital
  Association); Series 1993 A RB
  6.75%, 01/01/13(d)                      NRR     Aaa        250        306,987
===============================================================================

                                           RATINGS(a)      PAR        MARKET
                                          S&P   MOODY'S   (000)       VALUE

-------------------------------------------------------------------------------

DISTRICT OF COLUMBIA-0.57%

District of Columbia (George Washington
  University); Series 2001 A RB
  5.13%, 09/15/31(b)                      AAA     Aaa    $ 2,000   $  2,053,780
-------------------------------------------------------------------------------
District of Columbia (Gonzaga College
  High School); Series 1999 RB
  5.38%, 07/01/19(b)                      AAA     Aaa      1,055      1,143,040
-------------------------------------------------------------------------------
District of Columbia (Mandarin Oriental
  Hotel); Tax Increment Series 2002 RB
  5.25%, 07/01/22(b)                      AAA     Aaa        200        212,700
===============================================================================
                                                                      3,409,520
===============================================================================

FLORIDA-1.55%

Crossings at Fleming Island Community
  Development District; Refunding
  Special Assessment Series 2000 B RB
  5.80%, 05/01/16(b)                      AAA     Aaa      1,000      1,164,690
-------------------------------------------------------------------------------
Escambia (County of) (Champion
  International Corp. Project); Series
  1994 PCR
  6.90%, 08/01/22(c)                      BBB    Baa2      1,125      1,169,786
-------------------------------------------------------------------------------
Jacksonville (City of) Electric
  Authority; Water & Sewer Series 2000 A
  RB
  5.30%, 10/01/30                          A+     Aa3      1,000      1,026,750
-------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (Ascension Health Credit
  Group); Series 2002 A RB
  5.25%, 11/15/32                          AA     Aa2      1,500      1,528,605
-------------------------------------------------------------------------------
Miami-Dade (County of) (Miami
  International Airport); Aviation
  Series 2000 B RB
  5.75%, 10/01/29(b)                      AAA     Aaa      2,000      2,250,520
-------------------------------------------------------------------------------
Orlando (City of) Utilities Commission;
  Refunding Water & Electric Series 2002
  C RB
  5.00%, 10/01/27                          AA     Aa1      1,000      1,032,570
-------------------------------------------------------------------------------
Sunrise (City of) Utility System;
  Refunding Series 1998 RB
  5.00%, 10/01/28(b)                      AAA     Aaa      1,000      1,046,600
===============================================================================
                                                                      9,219,521
===============================================================================

GEORGIA-0.44%

Athens-Clarke (County of) Unified
  Government Development Authority
  (Catholic Health East); Series 2002 RB
  5.50%, 11/15/32                          A      A2         500        510,425
-------------------------------------------------------------------------------
Gwinnett (County of) Water & Sewer
  Authority; Series 2002 RB
  5.25%, 08/01/24                         AAA     Aaa      2,000      2,136,900
===============================================================================
                                                                      2,647,325
===============================================================================


                                           RATINGS(a)      PAR        MARKET
                                          S&P   MOODY'S   (000)       VALUE
-------------------------------------------------------------------------------

ILLINOIS-6.42%

Bellwood (City of); Unlimited Tax Series
  2002 GO
  5.25%, 12/01/25(b)                       --     Aaa    $ 1,000   $  1,056,300
-------------------------------------------------------------------------------
Chicago (City of) (Cottage View Terrace
  Apartments); FHA/GNMA Collateralized
  Multi-Family Housing Series 2000 A RB
  (CEP-GNMA)
  6.13%, 02/20/42(c)                      AAA     --       1,575      1,660,239
-------------------------------------------------------------------------------
Chicago (City of) Parks District;
  Unlimited Tax Series 2001 D GO
  5.00%, 01/01/29(b)                      AAA     Aaa      3,000      3,063,150
-------------------------------------------------------------------------------
Chicago (City of); Project & Refunding
  Unlimited Tax Series 2000 C GO
  5.50%, 01/01/40(b)                      AAA     Aaa      2,750      2,973,217
-------------------------------------------------------------------------------
Chicago (City of); Project & Refunding
  Unlimited Tax Series 2001 A GO
  5.25%, 01/01/33(b)                      AAA     Aaa      3,940      4,123,959
-------------------------------------------------------------------------------
Chicago (City of); Refunding Unlimited
  Tax Series 1993 B GO
  5.13%, 01/01/22(b)                      AAA     Aaa      3,065      3,326,322
-------------------------------------------------------------------------------
Chicago (City of); Special
  Transportation Series 2001 RB
  5.25%, 01/01/31(b)                      AAA     Aaa      1,000      1,048,050
-------------------------------------------------------------------------------
Freeport (City of); Sewer Improvement
  Unlimited Tax Series 2000 GO
  6.00%, 12/01/29(b)                      AAA     Aaa      1,000      1,153,840
-------------------------------------------------------------------------------
Illinois (State of) Department of
  Central Management Services; Series
  1999 COF
  5.85%, 07/01/19(b)                      AAA     Aaa      1,750      1,987,720
-------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Adventist Health Systems
  Project); Series 1997 A RB
  6.00%, 11/15/11(b)                      AAA     Aaa      2,500      2,957,075
-------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Catholic Charities Housing
  Development); Series 1995 RB (CEP-XL
  Capital Ltd.)
  6.35%, 01/01/25(f)                       --     --       1,500      1,413,990
-------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (City of East St. Louis);
  Refunding Series 2003 RB (CEP-XL
  Capital Ltd.)
  5.00%, 11/15/13                         AAA     Aaa      1,050      1,173,900
-------------------------------------------------------------------------------
Illinois (State of) Educational
  Facilities Authority (Northwestern
  University); Adjustable Rate Medium
  Term Series 1997 RB
  5.25%, 11/01/14(e)                      AA+     Aa1      1,000      1,127,790
-------------------------------------------------------------------------------
Illinois (State of) Educational
  Facilities Authority (Robert Morris
  College); Series 2000 RB
  5.75%, 06/01/20(b)                       --     Aaa      1,305      1,470,944
-------------------------------------------------------------------------------

                                           RATINGS(a)      PAR        MARKET
                                          S&P   MOODY'S   (000)       VALUE
-------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Educational
  Facilities Authority (Robert Morris
  College); Series 2000 RB
  5.80%, 06/01/30(b)                       --     Aaa    $ 1,000   $  1,111,510
-------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Blessing Hospital); Series
  1999 A RB
  6.00%, 11/15/19(b)                      AAA     Aaa      1,000      1,148,920
-------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Evangelical Hospital
  Corp.); Refunding Series 1992 A RB
  6.25%, 04/15/22(d)                      NRR     Aaa      1,000      1,187,830
-------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Evangelical Hospital
  Corp.); Series 1992 C RB
  6.25%, 04/15/22(d)                      NRR     Aa1      1,150      1,366,004
-------------------------------------------------------------------------------
Metropolitan Pier & Exposition Authority
  (McCormick Place Expansion); Dedicated
  State Tax Series 2002 A RB
  6.02%, 06/15/30(b)(h)                   AAA     Aaa      1,000        251,160
-------------------------------------------------------------------------------
Metropolitan Pier & Exposition Authority
  (McCormick Place Expansion); Dedicated
  State Tax Series 2002 A RB
  5.25%, 06/15/42(b)                      AAA     Aaa      1,000      1,048,940
-------------------------------------------------------------------------------
Rockford (City of) School District No.
  205; Unlimited Tax Series 2001 GO
  5.00%, 02/01/17(b)                       --     Aaa        500        549,745
-------------------------------------------------------------------------------
Tazewell (County of) Community High
  School District No. 303 (Pekin);
  Unlimited Tax Series 1996 GO
  5.63%, 01/01/14(b)                      AAA     Aaa      1,435      1,570,148
-------------------------------------------------------------------------------
Will (County of) School District No. 122
  (New Lenox);Unlimited Tax Series 2000
  A GO
  6.50%, 11/01/14(d)                      NRR     Aaa      1,165      1,424,877
===============================================================================
                                                                     38,195,630
===============================================================================

INDIANA-5.69%

DeKalb (County of) Indiana Redevelopment
  Authority (Mini-Mill Local Public
  Improvement); Series 1995 A RB
  6.50%, 01/15/14                          A-     --         900        946,764
-------------------------------------------------------------------------------
East Allen (City of) Multi-School
  Building Corp.; First Mortgage Series
  2000 RB
  5.75%, 01/15/10(d)(e)                   AAA     Aaa        735        857,392
-------------------------------------------------------------------------------
Hamilton Southeastern (City of)
  Cumberland Campus School Building
  Corp.; First Mortgage Series 2001 RB
  5.13%, 01/15/23(b)                      AAA     Aaa      1,000      1,042,700
-------------------------------------------------------------------------------


                                           RATINGS(a)      PAR        MARKET
                                          S&P   MOODY'S   (000)       VALUE
-------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Hancock (County of) & Mount Vernon (City
  of) Multi-School Building Corp.; First
  Mortgage Series 2001 RB (CEP-State Aid
  Withholding)
  5.45%, 07/15/22                         AA-     --     $ 1,000   $  1,069,310
-------------------------------------------------------------------------------
Indiana (State of) Bond Bank; Special
  Program Series 2000 A RB
  5.90%, 02/01/14(b)                      AAA     Aaa      1,000      1,162,140
-------------------------------------------------------------------------------
Indiana (State of) Housing Finance
  Authority; Single Family Mortgage
  Series 1995 B-1 RB
  6.15%, 07/01/17                          --     Aaa         55         56,880
-------------------------------------------------------------------------------
Indiana (State of) Transportation
  Finance Authority; Highway Series 2000
  RB
  5.38%, 12/01/25                         AA-     Aa2      2,000      2,110,140
-------------------------------------------------------------------------------
Indiana (State of) Transportation
  Finance Authority; Unrefunded Airport
  Facilities Lease Series 1992 A RB
  6.25%, 11/01/16                         AA-     A1         105        106,469
-------------------------------------------------------------------------------
Indianapolis (City of) (Lake Nora & Fox
  Club Project); Multifamily Series 1999
  A RB
  5.90%, 10/01/19(b)                       --     Aaa      1,795      1,805,591
-------------------------------------------------------------------------------
Indianapolis (City of) Local Public
  Improvement Bond Bank; Waterworks
  Project Series 2002 A RB
  5.25%, 07/01/33(b)                      AAA     Aaa      1,000      1,049,840
-------------------------------------------------------------------------------
Indianapolis (City of) Thermal Energy
  System; Series 2001 A RB
  5.00%, 10/01/11(b)                      AAA     Aaa      4,000      4,502,800
-------------------------------------------------------------------------------
Lafayette (City of); Sewer Series 2002
  RB
  5.15%, 07/01/24(b)                      AAA     Aaa      1,000      1,048,340
-------------------------------------------------------------------------------
Northern Wells (City of) Community
  School Building Corp.; First Mortgage
  Series 2002 RB
  5.40%, 07/15/23(b)                      AAA     Aaa        500        537,500
-------------------------------------------------------------------------------
Petersburg (City of) (Indiana Power &
  Lighting Project); Refunding Series
  1991 PCR
  5.75%, 08/01/21                         BB+    Baa2      4,000      4,125,600
-------------------------------------------------------------------------------
Petersburg (City of) (Indiana Power &
  Lighting Project); Refunding Series
  1993 B PCR
  5.40%, 08/01/17(b)                      AAA     Aaa      9,850     11,254,906
-------------------------------------------------------------------------------

                                           RATINGS(a)      PAR        MARKET
                                          S&P   MOODY'S   (000)       VALUE

-------------------------------------------------------------------------------
INDIANA-(CONTINUED)

St. Joseph (County of) Hospital
  Authority (Memorial Health System);
  Health System Series 2000 RB
  5.63%, 08/15/33(b)                      AAA     Aaa    $ 1,000   $  1,073,370
-------------------------------------------------------------------------------
Wa-Nee Middle School Building Corp.;
  First Mortgage Unlimited Tax Series
  2001 GO
  5.50%, 01/15/20(b)                      AAA     Aaa      1,000      1,104,570
===============================================================================
                                                                     33,854,312
===============================================================================

KANSAS-0.41%

Newton (City of) (Newton Healthcare
  Corp.); Hospital Series 1994 A RB
  7.38%, 11/15/04(d)(e)                   NRR     NRR        250        266,935
-------------------------------------------------------------------------------
Overland Park (City of) Development
  Corp. (First Tier-Overland Park
  Project); Series 2001 A RB
  7.38%, 01/01/32(f)                       --     --       2,135      2,152,849
===============================================================================
                                                                      2,419,784
===============================================================================

KENTUCKY-0.74%

Jefferson (County of) (Beverly
  Enterprises Project); Refunding Health
  Facilities Series 1999 RB
  5.88%, 05/01/08(f)                       --     --         595        593,370
-------------------------------------------------------------------------------
Mount Sterling (City of) (Kentucky
  League Cities); Lease Funding Series
  1993 A RB
  6.15%, 03/01/13                          --     Aa3      3,000      3,041,550
-------------------------------------------------------------------------------
Russell (City of) (Bon Secours-St.
  Francis Medical Center Inc.); Series
  2002 A RB
  5.63%, 11/15/30                          A-     A3         750        764,235
===============================================================================
                                                                      4,399,155
===============================================================================

LOUISIANA-6.69%

Lafayette (City of); Public Improvement
  Sales Tax Series 2000 A RB
  5.50%, 03/01/23(b)                      AAA     Aaa      2,360      2,594,466
-------------------------------------------------------------------------------
Louisiana (State of) Local Government
  Environment Facilities Community
  Development Authority (Bosier Parish
  Community College); Series 2002 RB
  5.13%, 12/01/24(b)                      AAA     Aaa      1,000      1,045,890
-------------------------------------------------------------------------------
Louisiana (State of) Local Government
  Environmental Facilities & Community
  Development Authority (Parking
  Facilities Corp. Garage Project);
  Series 2001 A RB
  5.20%, 10/01/20(b)                      AAA     Aaa      1,760      1,868,222
-------------------------------------------------------------------------------


                                           RATINGS(a)      PAR        MARKET
                                          S&P   MOODY'S   (000)       VALUE
-------------------------------------------------------------------------------
LOUISIANA-(CONTINUED)

Louisiana (State of) Local Government
  Environmental Facilities & Community
  Development Authority; Capital
  Projects & Equipment Acquisitions
  Series 2000 A RB
  6.30%, 07/01/30(b)                      AAA     Aaa    $ 4,000   $  5,004,680
-------------------------------------------------------------------------------
Louisiana (State of) Local Government
  Environmental Facilities & Community
  Development Authority; Capital
  Projects & Equipment Acquisitions
  Series 2000 RB
  6.55%, 09/01/25(b)                       A      --      12,040     13,674,430
-------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
  Authority (Ochsner Clinic Foundation
  Project); Series 2002 B RB
  5.50%, 05/15/32                          --     A3       4,750      4,835,928
-------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
  Authority (Tulane University); Series
  1996 RB
  6.00%, 10/01/06(d)(e)                   AAA     Aaa      2,500      2,814,750
-------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
  Authority (Tulane University); Series
  2002 A RB
  5.13%, 07/01/27(b)                      AAA     Aaa      2,100      2,176,062
-------------------------------------------------------------------------------
Ouachita (Parish of) Hospital Service
  District No. 1 (Glenwood Regional
  Medical Center); Refunding Series 1996
  RB
  5.70%, 05/15/16(b)                      AAA     Aaa      1,000      1,114,670
-------------------------------------------------------------------------------
St. John Baptist (Parish of) Sales Tax
  District; Series 1987 RB
  7.60%, 01/01/08(d)                      NRR     NRR        500        601,160
-------------------------------------------------------------------------------
St. John Baptist (Parish of) Sales Tax
  District; Series 1987 RB
  7.60%, 01/01/09(d)                      NRR     NRR        500        616,420
-------------------------------------------------------------------------------
Tangipahoa (Parish of) Hospital Service
  District No. 1 (North Oaks Medical
  Center Project); Refunding Hospital
  Series 2003 A RB
  5.00%, 02/01/25                          A      --       1,500      1,488,435
-------------------------------------------------------------------------------
Tangipahoa (Parish of) Hospital Service
  District No. 1 (North Oaks Medical
  Center Project); Refunding Hospital
  Series 2003 A RB
  5.00%, 02/01/30                          A      --       1,000        977,240
-------------------------------------------------------------------------------
West Feliciana (Parish of) (Gulf States
  Utilities); Series 1992 A PCR
  7.50%, 05/01/15                         BB+     --       1,000      1,021,940
===============================================================================
                                                                     39,834,293
===============================================================================

MAINE-0.26%

Maine (State of) Housing Authority;
  Mortgage Series 1999 E-1 RB
  5.85%, 11/15/20                         AA+     Aa1      1,500      1,572,390
===============================================================================

                                           RATINGS(a)      PAR        MARKET
                                          S&P   MOODY'S   (000)       VALUE

-------------------------------------------------------------------------------

MARYLAND-0.17%

Maryland (State of) Health & Higher
  Educational Facilities Authority
  (University of Maryland Medical
  System); Series 2001 RB
  5.25%, 07/01/28                          A      A3     $ 1,000   $  1,020,860
===============================================================================

MASSACHUSETTS-2.73%

Boston (City of) Water & Sewer
  Commission; Sr. Series 1993 A RB
  5.25%, 11/01/19(b)                      AAA     Aaa      5,385      6,037,716
-------------------------------------------------------------------------------
Massachusetts (State of); Consumer Lien
  Unlimited Tax Series 2000 A GO
  5.75%, 02/01/09                         AA-     Aa2        785        898,472
-------------------------------------------------------------------------------
Massachusetts (State of) Development
  Finance Agency (Boston University);
  Series 1999 P RB
  6.00%, 05/15/59                         BBB+    A3       4,500      5,060,520
-------------------------------------------------------------------------------
Massachusetts (State of) Development
  Finance Agency (College Issue); Series
  2003 B RB (CEP-XL Capital Ltd.)
  5.25%, 07/01/33                         AAA     Aaa      1,000      1,042,930
-------------------------------------------------------------------------------
Massachusetts (State of) Health &
  Educational Facilities Authority
  (Winchester Hospital); Series 1994 D
  RB
  5.80%, 07/01/09(b)                      AAA     --       1,000      1,037,000
-------------------------------------------------------------------------------
Massachusetts (State of) Housing Finance
  Agency; Single Family Housing Series
  1994 RB
  6.60%, 12/01/26(c)                       AA     Aa3        615        632,890
-------------------------------------------------------------------------------
Massachusetts (State of) Transportation
  Authority; Sales Tax Series 2002 A RB
  5.00%, 07/01/32                         AAA     Aa2      1,500      1,538,235
===============================================================================
                                                                     16,247,763
===============================================================================

MICHIGAN-5.52%

Allegan (City of) Public School
  District; Unlimited Tax Series 2000 GO
  5.75%, 05/01/30(b)                      AAA     Aaa        500        558,400
-------------------------------------------------------------------------------
Almont (City of) Community Schools;
  Refunding School Building & Site
  Unlimited Tax Series 2002 GO
  5.00%, 05/01/27                         AA+     Aa1      1,000      1,029,910
-------------------------------------------------------------------------------
Bullock Creek School District; Unlimited
  Tax Series 2000 GO
  5.50%, 05/01/22                         AA+     Aa1      1,000      1,102,960
-------------------------------------------------------------------------------
Caledonia (City of) Community Schools;
  Unlimited Tax Series 2000 GO
  5.50%, 05/01/23(b)                      AAA     Aaa      1,000      1,100,030
-------------------------------------------------------------------------------


                                           RATINGS(a)      PAR        MARKET
                                          S&P   MOODY'S   (000)       VALUE
-------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Chippewa Valley Schools; Refunding
  Unlimited Tax Series 2002 GO
  5.13%, 05/01/27                         AA+     Aa1    $ 1,000   $  1,033,520
-------------------------------------------------------------------------------
Detroit (City of) Water Supply System;
  Prerefunded Sr. Lien Series 2001 A RB
  5.25%, 07/01/11(d)(e)                   AAA     Aaa      1,655      1,905,418
-------------------------------------------------------------------------------
Detroit (City of) Water Supply System;
  Sr. Lien Series 2001 A RB
  5.00%, 07/01/30(b)                      AAA     Aaa      5,000      5,136,800
-------------------------------------------------------------------------------
Detroit (City of) Water Supply System;
  Unrefunded Sr. Lien Series 2001 A RB
  5.25%, 07/01/33(b)                      AAA     Aaa      1,845      1,933,652
-------------------------------------------------------------------------------
Huron (City of) School District;
  Unlimited Tax Series 2001 GO
  5.38%, 05/01/26(b)                      AAA     Aaa        250        265,435
-------------------------------------------------------------------------------
Jackson (City of) Brownfield
  Redevelopment Authority; Series 2002
  TAN
  5.13%, 06/01/24(b)                      AAA     Aaa      1,000      1,049,310
-------------------------------------------------------------------------------
Lake Orion (City of) Community School
  District; Unlimited Tax Series 2000 A
  GO
  6.00%, 05/01/10(d)(e)                   AAA     Aaa        500        594,170
-------------------------------------------------------------------------------
Lake Orion (City of) Community School
  District; Refunding Unlimited Tax
  Series 1994 GO
  7.00%, 05/01/05(d)(e)                   AAA     Aaa      2,500      2,707,325
-------------------------------------------------------------------------------
Lincoln Park (City of) School District;
  Unlimited Tax Series 1996 GO
  6.00%, 05/01/06(d)(e)                   AAA     Aaa      1,210      1,341,539
-------------------------------------------------------------------------------
Michigan (State of) Hospital Finance
  Authority (Ascension Health Credit);
  Series 1999 A RB
  5.50%, 11/15/07(b)                      AAA     Aaa      3,000      3,366,420
-------------------------------------------------------------------------------
Michigan (State of) Municipal Bond
  Authority (Drinking Water Revolving
  Fund); Series 2000 RB
  5.50%, 10/01/10(d)(e)                   AAA     Aaa      1,000      1,177,920
-------------------------------------------------------------------------------
Michigan (State of) Public Water Agency
  (Combustion Turbine No. 1); Series
  2001 A RB
  5.25%, 01/01/24(b)                      AAA     Aaa      2,500      2,664,600
-------------------------------------------------------------------------------
Newaygo (City of) Public Schools
  Unlimited Tax Series 2000 GO
  5.50%, 05/01/21                         AA+     Aa1      1,000      1,104,720
-------------------------------------------------------------------------------
Ypsilanti (City of) School District;
  Refunding Unlimited Tax Series 1996 GO
  5.75%, 05/01/07(d)(e)                   AAA     Aaa      4,275      4,804,288
===============================================================================
                                                                     32,876,417
===============================================================================

                                           RATINGS(a)      PAR        MARKET
                                          S&P   MOODY'S   (000)       VALUE

-------------------------------------------------------------------------------

MINNESOTA-0.45%

Minneapolis & St. Paul (Cities of)
  Metropolitan Airports Commission
  (Northwest Airlines Inc.); Special
  Facilities Series 2001 A RB
  7.00%, 04/01/25(c)(f)                    --     --     $ 1,500   $  1,484,145
-------------------------------------------------------------------------------
Minneapolis (City of); Parking Ramp
  Unlimited Tax Series 2000 A GO
  5.90%, 12/01/20                         AAA     Aa1      1,000      1,168,990
===============================================================================
                                                                      2,653,135
===============================================================================

MISSISSIPPI-1.03%

Mississippi (State of) Higher Education
  Assistance Corp.; Sub- Series 1994 C
  RB (CEP-Gtd Std LNs)
  7.50%, 09/01/09(c)                       --     A2       5,000      5,080,800
-------------------------------------------------------------------------------
Mississippi (State of) Hospital
  Equipment & Facilities Authority
  (Forrest County General Hospital);
  Series 2000 RB
  5.50%, 01/01/27(b)                       --     Aaa      1,000      1,079,720
===============================================================================
                                                                      6,160,520
===============================================================================

MISSOURI-1.03%

Kansas City (City of) Industrial
  Development Authority (General Motors
  Corp. Project); Series 1984 PCR
  6.05%, 04/01/06                         BBB    Baa1        170        170,585
-------------------------------------------------------------------------------
Missouri (State of) Environmental
  Improvement & Energy Resources
  Authority (State Revolving Fund);
  Prerefunded Water Series 1995 C PCR
  5.85%, 01/01/05(d)(e)                    --     Aaa        730        768,748
-------------------------------------------------------------------------------
Missouri (State of) Environmental
  Improvement & Energy Resources
  Authority (State Revolving Fund);
  Unrefunded Water Series 1995 C PCR
  5.85%, 01/01/10                          --     Aaa        270        283,241
-------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Washington
  University Project); Educational
  Facilities Series 2001 A RB
  5.13%, 06/15/41                         AA+     Aa1      4,000      4,127,160
-------------------------------------------------------------------------------
Missouri (State of) Housing Development
  Commission; (Multifamily Housing)
  Series 2001 RB (CEP-FHA)
  5.38%, 12/01/18                          AA     --         760        802,119
===============================================================================
                                                                      6,151,853
===============================================================================


                                           RATINGS(a)      PAR        MARKET
                                          S&P   MOODY'S   (000)       VALUE
-------------------------------------------------------------------------------

NEBRASKA-0.18%

Omaha (City of) Public Power District;
  Electric Series 2002 A RB
  5.20%, 02/01/22                          AA     Aa2    $ 1,000   $  1,051,400
===============================================================================

NEVADA-2.75%

Boulder (City of) (Boulder City Hospital
  Inc. Project); Refunding Hospital
  Series 1998 RB
  5.85%, 01/01/22(f)                       --     --         500        428,130
-------------------------------------------------------------------------------
Clark (County of) (Nevada Power Co.
  Project); Refunding Series 1992 C IDR
  7.20%, 10/01/22                          BB     Ba2      1,500      1,532,550
-------------------------------------------------------------------------------
Clark (County of) Bond Bank; Limited Tax
  Series 2001 GO
  5.00%, 06/01/31(b)                      AAA     Aaa      5,000      5,132,250
-------------------------------------------------------------------------------
Clark (County of); Airport Sub. Lien
  Series 2001 B RB
  5.13%, 07/01/21(b)                      AAA     Aaa      2,250      2,360,790
-------------------------------------------------------------------------------
Clark (County of); Airport Lien Sub-
  Series 2001 B RB
  5.25%, 07/01/34(b)                      AAA     Aaa      1,500      1,555,800
-------------------------------------------------------------------------------
Humboldt (County of) (Sierra Pacific
  Project); Refunding Series 1987 PCR
  6.55%, 10/01/13(b)                      AAA     Aaa      3,000      3,055,410
-------------------------------------------------------------------------------
Reno (City of) Redevelopment Agency;
  Refunding Sub-Series 1995 A TAN
  6.00%, 06/01/10                          --    Baa3      1,185      1,243,729
-------------------------------------------------------------------------------
Truckee Meadows Water Authority; Water
  Series 2001 A RB
  5.13%, 07/01/30(b)                      AAA     Aaa      1,000      1,035,140
===============================================================================
                                                                     16,343,799
===============================================================================

NEW JERSEY-2.18%

New Jersey (State of) Economic
  Development Authority (Continental
  Airlines, Inc. Project); Special
  Facility Series 1999 RB
  6.40%, 09/15/23(c)                       B     Caa2      1,000        906,310
-------------------------------------------------------------------------------
New Jersey (State of) Economic
  Development Authority (Continental
  Airlines, Inc. Project); Special
  Facility Series 1999 RB
  6.25%, 09/15/29(c)                       B     Caa2      4,750      4,197,480
-------------------------------------------------------------------------------
New Jersey (State of) Economic
  Development Authority (Continental
  Airlines, Inc. Project); Special
  Facilities Series 2000 RB
  7.00%, 11/15/30(c)                       B     Caa2      4,000      3,834,200
-------------------------------------------------------------------------------
New Jersey (State of) Health Care
  Facilities Financing Authority
  (Raritan Bay Medical Center); Series
  1994 RB
  7.25%, 07/01/27(f)                       --     --         250        256,610
-------------------------------------------------------------------------------

                                           RATINGS(a)      PAR        MARKET
                                          S&P   MOODY'S   (000)       VALUE
-------------------------------------------------------------------------------

NEW JERSEY-(CONTINUED)

New Jersey (State of) Health Care
  Facilities Financing Authority (St.
  Peters University Hospital); Series
  2000 A RB
  6.88%, 07/01/20                         BBB    Baa1    $   500   $    538,070
-------------------------------------------------------------------------------
New Jersey (State of) Tobacco Settlement
  Financing Corp. Asset Backed Series
  2002 RB
  5.38%, 06/01/18                         BBB    Baa2      1,500      1,306,125
-------------------------------------------------------------------------------
New Jersey (State of) Transportation
  Trust Fund Authority; Transportation
  System Series 1999 A RB
  5.50%, 06/15/10                         AA-     Aa3      1,670      1,914,338
===============================================================================
                                                                     12,953,133
===============================================================================

NEW MEXICO-1.68%

Las Cruces (City of) South Central Solid
  Waste Authority; Environmental
  Services Series 1995 RB
  5.65%, 06/01/09                          --     A3         575        599,512
-------------------------------------------------------------------------------
Los Alamos (County of) Incorporated
  Utility System; Series 1994 A RB
  6.00%, 07/01/09(b)                      AAA     Aaa      5,000      5,194,350
-------------------------------------------------------------------------------
Los Alamos (County of) Incorporated
  Utility System; Series 1994 A RB
  6.00%, 07/01/15(b)                      AAA     Aaa      2,000      2,077,740
-------------------------------------------------------------------------------
Santa Fe (City of); Series 1994 RB
  6.25%, 06/01/04(d)(e)                   AAA     Aaa      2,100      2,136,330
===============================================================================
                                                                     10,007,932
===============================================================================

NEW YORK-4.66%

Metropolitan Transportation Authority;
  Dedicated Tax Fund Series 2000 A RB
  5.88%, 04/01/10(d)(e)                   AAA     Aaa      1,500      1,773,150
-------------------------------------------------------------------------------
Metropolitan Transportation Authority;
  Refunding Series 2002 A RB
  5.13%, 01/01/29                         AA-     A3       1,000      1,029,200
-------------------------------------------------------------------------------
New York (City of) Municipal Water
  Finance Authority; Prerefunded Water &
  Sewer System Series 2000 B RB
  6.00%, 06/15/10(d)(e)                   NRR     NRR        935      1,125,198
-------------------------------------------------------------------------------
New York (City of) Municipal Water
  Finance Authority; Unrefunded Water &
  Sewer System Series 2000 B RB
  6.00%, 06/15/33                          AA     Aa2        565        665,745
-------------------------------------------------------------------------------
New York (City of) Municipal Water
  Finance Authority; Water & Sewer
  System Series 1996 A RB
  5.50%, 06/15/24(b)                      AAA     Aaa      1,000      1,076,880
-------------------------------------------------------------------------------


                                           RATINGS(a)      PAR        MARKET
                                          S&P   MOODY'S   (000)       VALUE
-------------------------------------------------------------------------------
NEW YORK-(CONTINUED)

New York (City of) Municipal Water
  Finance Authority; Water & Sewer
  System Series 1997 B RB
  5.75%, 06/15/29                          AA     Aa2    $ 3,850   $  4,258,909
-------------------------------------------------------------------------------
New York (City of); Prerefunded
  Unlimited Tax Series 1994 B1 GO
  7.38%, 08/15/04(d)(e)                   NRR     Aaa        500        521,935
-------------------------------------------------------------------------------
New York (City of); Prerefunded
  Unlimited Tax Series 1996 A GO
  6.25%, 08/01/06(d)(e)                   NRR     NRR      2,540      2,871,368
-------------------------------------------------------------------------------
New York (City of); Unrefunded Unlimited
  Tax Series 1991 B GO
  7.00%, 02/01/18(d)                      AAA     Aaa         40         40,109
-------------------------------------------------------------------------------
New York (City of); Unrefunded Unlimited
  Tax Series 1996 A GO
  6.25%, 08/01/17                          A      A2         495        550,381
-------------------------------------------------------------------------------
New York (State of) Dormitory Authority
  (State University Educational
  Facilities); Series 1995 A RB
  6.50%, 05/15/06                         AA-     A3       1,000      1,102,150
-------------------------------------------------------------------------------
New York (State of) Environmental
  Facilities Corp. (State Water
  Revolving Project); Unrefunded Series
  1991 E PCR
  6.88%, 06/15/10                         AAA     Aaa      1,100      1,103,993
-------------------------------------------------------------------------------
Port Authority of New York & New Jersey;
  Consolidated Ninety-third series 1994
  RB
  6.13%, 06/01/94                         AA-     A1       5,250      6,153,683
-------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority;
  Series 1992 Y RB
  5.50%, 01/01/17(d)                      AAA     NRR      2,900      3,371,830
-------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority;
  Series 1993 B RB
  5.00%, 01/01/20(d)                      AAA     NRR      1,935      2,112,188
===============================================================================
                                                                     27,756,719
===============================================================================

NORTH CAROLINA-0.95%

North Carolina (State of) Eastern
  Municipal Power Agency; Power System
  Series 1993 A RB
  6.13%, 01/01/10(d)                      AAA     Aaa      1,500      1,778,790
-------------------------------------------------------------------------------
North Carolina (State of) Housing
  Finance Agency; Single Family Series
  1996 II RB (CEP-FHA)
  6.20%, 03/01/16                          AA     Aa2        320        334,275
-------------------------------------------------------------------------------

                                           RATINGS(a)      PAR        MARKET
                                          S&P   MOODY'S   (000)       VALUE

-------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Municipal
  Power Agency (No. 1 Catawba Electric
  Project); Refunded Series 1990 RB
  6.50%, 01/01/10(d)                      AAA    BAA1    $   260   $    304,582
-------------------------------------------------------------------------------
North Carolina (State of) Municipal
  Power Agency (No. 1 Catawba Electric
  Project); Refunding Series 1992 RB
  7.25%, 01/01/07                         BBB+   Baa1      2,890      3,263,128
===============================================================================
                                                                      5,680,775
===============================================================================

OHIO-2.81%

Cleveland (City of); Refunding First
  Series Waterworks Series 1993 G RB
  5.50%, 01/01/21(b)                      AAA     Aaa      3,300      3,824,205
-------------------------------------------------------------------------------
Cuyahoga (County of); Refunding Series
  2003 A RB
  5.50%, 01/01/29                          A      A1       2,000      2,083,380
-------------------------------------------------------------------------------
Fairfield (City of) School District;
  Unlimited Tax Series 1995 GO
  6.10%, 12/01/05(d)(e)                   AAA     Aaa      1,000      1,087,030
-------------------------------------------------------------------------------
Findlay (City of); Limited Tax Series
  1996 GO
  5.88%, 07/01/17                         AA-     Aa3      1,000      1,106,950
-------------------------------------------------------------------------------
Montgomery (County of) (Grandview
  Hospital & Medical Center); Refunding
  Hospital Series 1997 RB
  5.50%, 12/01/09(d)(e)                   NRR     NRR      1,000      1,138,390
-------------------------------------------------------------------------------
Ohio (State of) Department of
  Transportation (Panhandle Rail Line
  Project); Series 1992 COP
  6.50%, 04/15/12(b)                      AAA     Aaa      1,035      1,046,209
-------------------------------------------------------------------------------
Ohio (State of) Water Development
  Authority (Pollution
  Control-Cleveland); Refunding
  Pollution Control Series 1999 A PCR
  5.58%, 06/15/04(c)(e)                   BB+    Baa3      3,000      3,034,890
-------------------------------------------------------------------------------
Plain (City of) Local School District;
  Prerefunded Unlimited Tax Series 2000
  GO
  6.00%, 06/01/11(d)(e)                   NRR     Aaa        410        491,520
-------------------------------------------------------------------------------
Plain (City of) Local School District;
  Unrefunded Unlimited Tax Series 2000
  GO
  6.00%, 12/01/25(b)                       --     Aaa         90        104,856
-------------------------------------------------------------------------------
Stark (County of) Lake Ohio Local School
  District; Unlimited Tax Series 2000 GO
  5.75%, 12/01/26(b)                      AAA     Aaa      2,500      2,824,175
===============================================================================
                                                                     16,741,605
===============================================================================


                                           RATINGS(a)      PAR        MARKET
                                          S&P   MOODY'S   (000)       VALUE
-------------------------------------------------------------------------------

OKLAHOMA-1.93%

Jenkins (City of) Aquarium Authority;
  First Mortgage Series 2000 RB
  6.00%, 07/01/20(b)                       --     Aaa    $   800   $    936,880
-------------------------------------------------------------------------------
Mustang (City of) Improvement Authority;
  Utility Series 1999 RB
  5.70%, 10/01/19(b)                       --     Aaa      1,500      1,700,115
-------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority (St. John Health System);
  Refunding Series 1999 RB
  5.75%, 02/15/18                          AA     Aa3        675        728,420
-------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority (St. John Health System);
  Refunding Series 1999 RB
  5.75%, 02/15/25                          AA     Aa3      1,750      1,877,803
-------------------------------------------------------------------------------
Oklahoma City Airport Trust; Twenty-
  seventh Jr. Lien Series 2000 A RB
  5.13%, 07/01/20(b)                      AAA     Aaa      2,575      2,704,548
-------------------------------------------------------------------------------
Tulsa (City of) Industrial Authority
  (St. John's Medical Center Project);
  Hospital Series 1994 RB
  6.25%, 02/15/06(d)(e)                   NRR     NRR      2,000      2,189,700
-------------------------------------------------------------------------------
Tulsa (City of) Public Facilities
  Authority; Capital Improvement Series
  1988 B RB
  6.00%, 03/01/08                          AA     --       1,305      1,322,931
===============================================================================
                                                                     11,460,397
===============================================================================

OREGON-0.55%

Cow Creek Band Umpqua Tribe of Indians;
  Series 1998 B RB
  5.10%, 07/01/12 (Acquired 08/18/98;
  Cost $997,470)(b)(g)                    AAA     Aaa      1,000      1,032,240
-------------------------------------------------------------------------------
Portland (City of) Sewer System; Series
  1994 A RB
  6.20%, 06/01/04(d)(e)                   AAA     NRR      1,200      1,232,532
-------------------------------------------------------------------------------
Portland (City of) Sewer System; Series
  1994 A RB
  6.25%, 06/01/04(d)(e)                   AAA     NRR      1,000      1,027,280
===============================================================================
                                                                      3,292,052
===============================================================================

PENNSYLVANIA-1.63%

Allegheny (County of) Higher Education
  Building Authority (Carnegie Mellon
  University); Series 2002 RB
  5.25%, 03/01/32                         AA-     --       1,500      1,567,140
-------------------------------------------------------------------------------
Allegheny (County of) Port Authority;
  Special Transportation Series 1999 RB
  6.13%, 03/01/09(d)                      AAA     Aaa      1,000      1,183,190
-------------------------------------------------------------------------------

                                           RATINGS(a)      PAR        MARKET
                                          S&P   MOODY'S   (000)       VALUE
-------------------------------------------------------------------------------

PENNSYLVANIA-(CONTINUED)

Clarion (County of) Industrial
  Development Authority (Beverly
  Enterprises Inc. Project); Refunding
  Series 2001 RB
  7.38%, 12/01/08(f)(g) (Acquired
  02/22/01; Cost $1,450,000)               --     --     $ 1,450   $  1,467,647
-------------------------------------------------------------------------------
Montgomery (County of) Industrial
  Development Authority (Pennsburg
  Nursing & Rehabilitation Center);
  Series 1993 RB
  7.63%, 03/31/04(d)(e)                   NRR     Aaa        100        103,839
-------------------------------------------------------------------------------
Pennsylvania (State of) Economic
  Development Financing Authority
  (Colver Project); Resource Recovery
  Series 1994 D RB
  7.05%, 12/01/10(c)                      BBB-    --       2,900      3,038,446
-------------------------------------------------------------------------------
Pennsylvania (State of) Higher
  Educational Facilities Authority
  (Clarion University Foundation Inc.);
  Series 2003 A RB (CEP-XL Capital Ltd.)
  5.00%, 07/01/28                         AAA     Aaa      1,000      1,034,860
-------------------------------------------------------------------------------
Pennsylvania (State of); Unlimited Tax
  Third Series 1994 GO
  6.75%, 11/15/04(d)(e)                   AAA     Aaa      1,250      1,325,350
===============================================================================
                                                                      9,720,472
===============================================================================

PUERTO RICO-0.39%

Children's Trust Fund; Asset-Backed
  Tobacco Settlement Series 2002 RB
  5.38%, 05/15/33                         BBB    Baa2        495        473,532
-------------------------------------------------------------------------------
Children's Trust Fund; Tobacco
  Settlement Series 2000 RB
  6.00%, 07/01/10(d)(e)                   AAA     NRR      1,000      1,196,220
-------------------------------------------------------------------------------
Puerto Rico (Commonwealth of) Highway &
  Transportation Authority;
  Transportation Series 2000 B RB
  6.00%, 07/01/10(d)(e)                   NRR     NRR        100        120,139
-------------------------------------------------------------------------------
Puerto Rico (Commonwealth of); Public
  Improvement Unlimited Tax Series 2000
  GO
  6.00%, 07/01/29                          A-    Baa1        500        537,885
===============================================================================
                                                                      2,327,776
===============================================================================

RHODE ISLAND-0.80%

Providence ( City of) Public Building
  Authority; Series 2000 A RB
  5.75%, 12/15/16(b)                      AAA     Aaa      1,210      1,418,265
-------------------------------------------------------------------------------
Tobacco Settlement Financing Corp.;
  Asset-Backed Series 2002 A RB
  6.00%, 06/01/23                         BBB    Baa2      3,500      3,353,105
===============================================================================
                                                                      4,771,370
===============================================================================


                                           RATINGS(a)      PAR        MARKET
                                          S&P   MOODY'S   (000)       VALUE
-------------------------------------------------------------------------------

SOUTH CAROLINA-1.75%

Piedmont Municipal Power Agency;
  Refunding Electric Series 1986 A RB
  5.75%, 01/01/24                         BBB-   Baa3    $ 1,150   $  1,150,736
-------------------------------------------------------------------------------
South Carolina (State of) Jobs Economic
  Development Authority (Bon Secours-St.
  Francis Medical Center Inc.); Economic
  Development Series 2002 A RB
  5.50%, 11/15/23                          A-     A3       2,000      2,048,780
-------------------------------------------------------------------------------
South Carolina (State of) Jobs Economic
  Development Authority (Palmetto Health
  Alliance); Hospital Facilities
  Improvement Series 2000 A RB
  7.13%, 12/15/10(d)(e)                   NRR     NRR      1,000      1,270,420
-------------------------------------------------------------------------------
South Carolina (State of) Jobs Economic
  Development Authority (Palmetto Health
  Alliance); Refunding Hospital
  Facilities Refunding Series 2003 A RB
  6.25%, 08/01/31                         BBB    Baa2      1,000      1,026,620
-------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Palmetto Health
  Alliance); Refunding Hospital
  Facilities Series 2003 A RB
  6.13%, 08/01/23                         BBB    Baa2      1,500      1,542,900
-------------------------------------------------------------------------------
South Carolina (State of) Public Service
  Authority; Series 2002 B RB
  5.13%, 01/01/32(b)                      AAA     Aaa      1,250      1,298,925
-------------------------------------------------------------------------------
South Carolina (State of) Transportation
  Infrastructure Bank; Series 2001 A RB
  5.00%, 10/01/11(d)(e)                   NRR     Aaa      1,000      1,138,830
-------------------------------------------------------------------------------
Tobacco Settlement Revenue Management
  Authority; Tobacco Settlement Series
  2001 B RB
  6.38%, 05/15/28                         BBB    Baa2      1,000        946,290
===============================================================================
                                                                     10,423,501
===============================================================================

SOUTH DAKOTA-0.72%

Aberdeen (City of) School District No.
  6-1; Unlimited Tax Series 2000 GO
  5.45%, 01/01/26(b)                      AAA     Aaa      3,940      4,198,464
-------------------------------------------------------------------------------
South Dakota (State of) Health &
  Educational Facilities Authority
  (Huron Regional Medical Center);
  Series 1994 RB
  7.25%, 04/01/20                         BBB+    --         100        102,655
===============================================================================
                                                                      4,301,119
===============================================================================

                                           RATINGS(a)      PAR        MARKET
                                          S&P   MOODY'S   (000)       VALUE
-------------------------------------------------------------------------------


TENNESSEE-0.68%

Franklin (City of) Industrial
  Development Board (Landings Apartment
  Project); Refunding Multifamily
  Housing Series 1996 A RB
  5.75%, 04/01/10(b)                      AAA     Aaa    $   735   $    784,385
-------------------------------------------------------------------------------
Putnam (County of); Refunding Unlimited
  Tax Series 2001 GO
  5.25%, 04/01/17(b)                       --     Aaa      1,000      1,140,080
-------------------------------------------------------------------------------
Robertson & Somner (Counties of) White
  House Utility District; Water & Sewer
  Series 2000 RB
  6.00%, 01/01/10(d)(e)                   NRR     Aaa      1,000      1,179,080
-------------------------------------------------------------------------------
Shelby (County of) Health Educational &
  Housing Facilities Board (Kirby Pines
  Retirement Community); Health Care
  Facilities Series 1997 A RB
  6.25%, 11/15/16(f)                       --     --       1,000        955,670
===============================================================================
                                                                      4,059,215
===============================================================================

TEXAS-21.74%

Allen (City of) Independent School
  District; Refunding Unlimited Tax
  Series 2000 GO (CEP-Texas Permanent
  School Fund)
  5.95%, 02/15/25                         AAA     Aaa      1,600      1,797,568
-------------------------------------------------------------------------------
Arlington (City of) Independent School
  District; Prerefunded Unlimited Tax
  Series 1995 GO (CEP-Texas Permanent
  School Fund)
  5.75%, 02/15/05(d)(e)                   NRR     Aaa        705        738,798
-------------------------------------------------------------------------------
Arlington (City of) Independent School
  District; Unrefunded Unlimited Tax
  Series 1995 GO (CEP-Texas Permanent
  School Fund)
  5.75%, 02/15/21                          --     Aaa        295        307,803
-------------------------------------------------------------------------------
Austin (City of); Refunding Hotel
  Occupancy Tax Sub. Lien Series 1999 RB
  5.80%, 11/15/29(b)                      AAA     Aaa      1,000      1,117,700
-------------------------------------------------------------------------------
Austin (City of) Community College
  District; Refunding Combined Fee
  Series 1995 RB
  6.10%, 02/01/05(d)(e)                   AAA     Aaa      1,115      1,170,293
-------------------------------------------------------------------------------
Austin (City of) Utility System;
  Refunding Capital Appreciation Series
  1992 RB
  3.65%, 11/15/11(b)(i)                   AAA     Aaa      1,400      1,059,800
-------------------------------------------------------------------------------
Bellville (City of) Independent School
  District; Prerefunded Unlimited Tax
  Series 1995 GO (CEP-Texas Permanent
  School Fund)
  6.13%, 02/01/06(d)(e)                    --     Aaa        535        583,482
-------------------------------------------------------------------------------


                                           RATINGS(a)      PAR        MARKET
                                          S&P   MOODY'S   (000)       VALUE
-------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Bellville (City of) Independent School
  District; Unrefunded Unlimited Tax
  Series 1995 GO (CEP-Texas Permanent
  School Fund)
  6.13%, 02/01/20                          --     Aaa    $   295   $    319,187
-------------------------------------------------------------------------------
Bexar (County of) Housing Finance Corp.
  (Dymaxion & Monarch Park Apartments);
  Multifamily Housing Series 2000 A RB
  6.10%, 08/01/30(b)                       --     Aaa      1,000      1,066,800
-------------------------------------------------------------------------------
Bexar (County of) Metropolitan Water
  District; Lease Purchase Series 2001
  RB
  5.53%, 07/20/06                          --     --         441        462,276
-------------------------------------------------------------------------------
Brazos (County of) Health Facilities
  Development Corp. (Franciscan Services
  Corp. Obligated Group); Series 1997 A
  RB
  5.38%, 01/01/22(b)                      AAA     Aaa      1,250      1,328,525
-------------------------------------------------------------------------------
Carroll (City of) Independent School
  District; Refunding Unlimited Tax
  Series 2001 GO (CEP-Texas Permanent
  School Fund)
  5.25%, 02/15/33                         AAA     Aaa      1,350      1,411,250
-------------------------------------------------------------------------------
Carrollton (City of); Limited Tax Series
  1996 GO
  5.75%, 08/15/06(d)(e)                   NRR     NRR      1,000      1,104,090
-------------------------------------------------------------------------------
Cisco (City of) Jr. College District;
  Refunding Consolidated Series 2002 RB
  5.25%, 07/01/26(b)                       --     Aaa      1,000      1,054,130
-------------------------------------------------------------------------------
Cleveland (City of) Independent School
  District; Unlimited Tax Series 2001 GO
  (CEP-Texas Permanent School Fund)
  5.13%, 02/01/31                         AAA     Aaa      2,000      2,064,580
-------------------------------------------------------------------------------
Comal (County of) Independent School
  District; Refunding Unlimited Tax
  School Building Series 2001 GO
  (CEP-Texas Permanent School Fund)
  5.25%, 02/01/28                          --     Aaa      2,000      2,095,220
-------------------------------------------------------------------------------
Comal (County of) Independent School
  District; Refunding Unlimited Tax
  Series 1999 GO (CEP-Texas Permanent
  School Fund)
  5.75%, 08/01/28                          --     Aaa      1,000      1,113,110
-------------------------------------------------------------------------------
Denton (City of) Utility System; Series
  2000 A RB
  5.40%, 12/01/13(b)                      AAA     Aaa      1,000      1,120,210
-------------------------------------------------------------------------------
DeSoto (City of) Independent School
  District; Refunding Unlimited Tax
  Series 1998 GO (CEP-Texas Permanent
  School Fund)
  5.13%, 08/15/17                         AAA     --       1,000      1,001,850
-------------------------------------------------------------------------------

                                           RATINGS(a)      PAR        MARKET
                                          S&P   MOODY'S   (000)       VALUE

-------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Galena Park (City of) Independent School
  District; Refunding Capital
  Appreciation Unlimited Tax Series 1996
  GO (CEP-Texas Permanent School Fund)
  5.16%, 08/15/23(i)                       --     Aaa    $ 2,000   $    742,260
-------------------------------------------------------------------------------
Georgetown (City of) Utility System;
  Series 1995 A RB
  6.20%, 08/15/05(d)(e)                   AAA     Aaa      1,500      1,613,160
-------------------------------------------------------------------------------
Grapevine (City of); Limited Tax Series
  2000 GO Ctfs.
  5.88%, 08/15/26(b)                      AAA     Aaa      1,610      1,822,456
-------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Memorial Hermann
  Health Care Project); Hospital Series
  2001 A RB
  6.38%, 06/01/29                          A      A2         750        812,003
-------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (St. Luke's
  Episcopal Hospital Project); Series
  2001 A RB
  5.38%, 02/15/26                         AA-     --       1,000      1,023,270
-------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (St. Luke's
  Episcopal Hospital Project); Series
  2002 RB
  5.13%, 02/15/32                         AA-     --       1,000      1,009,270
-------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Texas Childrens'
  Hospital Project); Hospital Series
  1999 A RB
  5.25%, 10/01/29                          AA     Aa2      2,000      2,051,820
-------------------------------------------------------------------------------
Harris (County of) -- Houston (City of)
  Sports Authority; Refunding Jr. Lien
  Series 2001 B RB
  5.25%, 11/15/40(b)                      AAA     Aaa      5,000      5,190,300
-------------------------------------------------------------------------------
Harris (County of) Mental Health &
  Mental Retardation Authority;
  Refunding Series 1992 RB
  6.25%, 09/15/10(b)                      AAA     Aaa      4,500      4,523,760
-------------------------------------------------------------------------------
Harris (County of); Refunding Limited
  Tax Series 2002 GO
  5.13%, 08/15/31                         AA+     Aa1      2,000      2,054,900
-------------------------------------------------------------------------------
Houston (City of) Airport System; Sub.
  Lien Series 2000 B RB
  5.50%, 07/01/30(b)                      AAA     Aaa      1,000      1,065,400
-------------------------------------------------------------------------------
Houston (City of) Water & Sewer System;
  Jr. Lien Series 1997 C RB
  5.38%, 12/01/27(b)                      AAA     Aaa      2,495      2,656,975
-------------------------------------------------------------------------------
Hurst-Euless-Bedford Independent School
  District; Prerefunded Unlimited Tax
  Series 1994 GO (CEP-Texas Permanent
  School Fund)
  6.50%, 08/15/04(d)(e)                   AAA     Aaa        640        658,925
-------------------------------------------------------------------------------


                                           RATINGS(a)      PAR        MARKET
                                          S&P   MOODY'S   (000)       VALUE
-------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Hurst-Euless-Bedford Independent School
  District; Unrefunded Unlimited Tax
  Series 1994 GO (CEP-Texas Permanent
  School Fund)
  6.50%, 08/15/24                         AAA     Aaa    $   360   $    369,824
-------------------------------------------------------------------------------
Katy (City of) Independent School
  District; Limited Tax Series 1999 GO
  (CEP-Texas Permanent School Fund)
  6.13%, 02/15/32                         AAA     Aaa      1,500      1,713,585
-------------------------------------------------------------------------------
Keller (City of) Independent School
  District; Refunding Unlimited Tax
  Series 2001 GO (CEP-Texas Permanent
  School Fund)
  5.25%, 08/15/26                         AAA     Aaa      2,000      2,104,020
-------------------------------------------------------------------------------
Keller (City of) Independent School
  District; Series 1994 COP
  6.00%, 08/15/05(i)(b)(g) (Acquired
  09/13/94; cost $530,000)                AAA     Aaa        530        567,291
-------------------------------------------------------------------------------
Laredo (City of) Community College
  District; Limited Tax Series 2002 GO
  5.25%, 08/01/27(b)                      AAA     Aaa      1,000      1,053,890
-------------------------------------------------------------------------------
Laredo (City of) Community College
  District; Limited Tax Series 2002 GO
  5.25%, 08/01/32(b)                      AAA     Aaa      1,000      1,046,690
-------------------------------------------------------------------------------
Little Elm (City of) Independent School
  District; Refunding Unlimited Tax
  Series 1999 GO (CEP-Texas Permanent
  School Fund)
  6.00%, 08/15/35                         AAA     --       4,000      4,567,880
-------------------------------------------------------------------------------
Little Elm (City of) Independent School
  District; Refunding Unlimited Tax
  Series 2000 GO (CEP-Texas Permanent
  School Fund)
  6.13%, 08/15/35                         AAA     --       1,000      1,167,290
-------------------------------------------------------------------------------
Lockhart (City of) Tax and Utility
  Systems; Limited Tax Series 1996 GO
  Ctfs.
  5.90%, 08/01/06(d)(e)                   AAA     Aaa      1,100      1,218,217
-------------------------------------------------------------------------------
Lockhart (City of) Tax and Utility
  Systems; Limited Tax Series 1996 GO
  Ctfs.
  5.85%, 08/01/11(b)                      AAA     Aaa        605        663,510
-------------------------------------------------------------------------------
Lubbock (City of) Health Facilities
  Development Corp. (St. Joseph Health
  System); Series 1998 RB
  5.25%, 07/01/13                         AA-     Aa3      2,000      2,106,060
-------------------------------------------------------------------------------
Montgomery (County of); Permanent
  Improvement Limited Tax Series 2000 GO
  5.25%, 09/01/20(b)                      AAA     Aaa      1,000      1,071,610
-------------------------------------------------------------------------------

                                           RATINGS(a)      PAR        MARKET
                                          S&P   MOODY'S   (000)       VALUE

-------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Nacogdoches (City of) Independent School
  District; Refunding Unlimited Tax
  Series 2001 GO (CEP-Texas Permanent
  School Fund)
  5.30%, 02/15/25                         AAA     Aaa    $ 2,765   $  2,912,347
-------------------------------------------------------------------------------
Northside Independent School District;
  Unlimited Tax Series 1999 A GO
  (CEP-Texas Permanent School Fund)
  5.50%, 08/15/24                         AAA     Aaa      1,000      1,088,750
-------------------------------------------------------------------------------
Nueces River Authority (Corpus Christi
  Lake); Water Supply Facilities Series
  1997 RB
  5.50%, 03/01/27(b)                      AAA     Aaa      1,900      2,049,036
-------------------------------------------------------------------------------
Pasadena (City of); Limited Tax Series
  2002 GO Ctfs.
  5.25%, 04/01/32(b)                      AAA     Aaa      2,000      2,092,060
-------------------------------------------------------------------------------
Pflugerville (City of) Independent
  School District; Unlimited Tax Series
  2000 GO (CEP-Texas Permanent School
  Fund)
  5.50%, 08/15/23                         AAA     Aaa      1,615      1,773,415
-------------------------------------------------------------------------------
Plano (City of); Limited Tax Series 2000
  GO
  5.88%, 09/01/19                         AAA     Aaa        850        983,833
-------------------------------------------------------------------------------
Richardson (City of) Hospital Authority
  (Baylor/Richardson Medical Center);
  Unrefunded Hospital Series 1993 RB
  6.50%, 12/01/12                         BBB+   Baa1        725        742,799
-------------------------------------------------------------------------------
Richardson (City of); Hotel Occupancy
  Limited Tax Series 2000 A GO Ctfs.
  5.75%, 02/15/21(b)                      AAA     Aaa      2,000      2,256,620
-------------------------------------------------------------------------------
Richardson (City of); Limited Tax Series
  2001 GO Ctfs.
  5.00%, 02/15/19                         AA+     Aa1      1,720      1,802,990
-------------------------------------------------------------------------------
Rockwall (City of) Independent School
  District; School Building Unlimited
  Tax Series 2003 GO (CEP-Texas
  Permanent School Fund)
  5.25%, 02/15/29                         AAA     Aaa      1,000      1,050,590
-------------------------------------------------------------------------------
San Angelo (City of) Waterworks & Sewer
  System; Refunding & Improvement Series
  2001 RB
  5.25%, 04/01/19(b)                      AAA     Aaa      1,000      1,072,580
-------------------------------------------------------------------------------
San Antonio (City of) Independent School
  District; Unlimited Tax Series 1999 GO
  (CEP-Texas Permanent School Fund)
  5.50%, 08/15/24                         AAA     Aaa      3,500      3,810,625
-------------------------------------------------------------------------------
San Antonio (City of); Limited Tax
  Series 2000 A GO
  5.38%, 02/01/19                         AA+     Aa2      1,185      1,282,774
-------------------------------------------------------------------------------
San Antonio (City of); Refunding Water
  Series 1999 RB
  5.88%, 05/15/18                         AA-     Aa3      1,000      1,150,910
-------------------------------------------------------------------------------


                                           RATINGS(a)      PAR        MARKET
                                          S&P   MOODY'S   (000)       VALUE
-------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Schertz-Cibolo-Universal City
  Independent School District; Refunding
  Building Unlimited Tax Series 2001 GO
  (CEP-Texas Permanent School Fund)
  5.13%, 08/01/25                          --     Aaa    $ 1,535   $  1,594,451
-------------------------------------------------------------------------------
Spring Branch (City of) Independent
  School District; Limited Tax Series
  2000 GO (CEP-Texas Permanent School
  Fund)
  5.75%, 02/01/24                         AAA     Aaa      5,000      5,586,150
-------------------------------------------------------------------------------
Texas (State of); Refunding Water
  Development Unlimited Tax Series 2001
  A GO
  5.25%, 08/01/35                          AA     Aa1      1,840      1,926,940
-------------------------------------------------------------------------------
Texas (State of) (Veteran's Land);
  Unlimited Tax Series 1994 GO
  6.40%, 12/01/24(c)                       AA     Aa1      2,000      2,075,440
-------------------------------------------------------------------------------
Texas (State of) (Water Financial
  Assistance); Unlimited Tax Series 1999
  GO
  5.50%, 08/01/24                          AA     Aa1      1,500      1,624,545
-------------------------------------------------------------------------------
Texas (State of) Department of Housing &
  Community Affairs (Asmara Affordable
  Housing Inc. Project); Multifamily
  Housing Series 1996 A RB
  6.30%, 01/01/07(d)(e)                   AAA     NRR        310        325,705
-------------------------------------------------------------------------------
Texas (State of) North Central Texas
  Health Facilities Development Corp.
  (Texas Health Resources System);
  Series 1997 B RB
  5.75%, 02/15/12(b)                      AAA     Aaa      2,000      2,228,200
-------------------------------------------------------------------------------
Texas (State of) Public Property Finance
  Corp. (Mental Health & Mental
  Retardation); Series 1996 RB
  6.20%, 09/01/16                         BBB+    --         735        750,464
-------------------------------------------------------------------------------
Texas (State of) Turnpike Authority
  (Central Texas Turnpike System); First
  Tier Series 2002 A RB
  5.50%, 08/15/39(b)                      AAA     Aaa      1,000      1,082,690
-------------------------------------------------------------------------------
Town Center Improvement District; Sales
  & Hotel Occupancy Tax Series 2001 RB
  5.13%, 03/01/21(b)                      AAA     Aaa      2,500      2,619,925
-------------------------------------------------------------------------------
Town Center Improvement District; Sales
  & Hotel Occupancy Tax Series 2001 RB
  5.13%, 03/01/23(b)                      AAA     Aaa      1,000      1,039,930
-------------------------------------------------------------------------------
Town Center Improvement District; Sales
  & Hotel Occupancy Tax Series 2001 RB
  5.25%, 03/01/27(b)                      AAA     Aaa      2,800      2,929,388
-------------------------------------------------------------------------------

                                           RATINGS(a)      PAR        MARKET
                                          S&P   MOODY'S   (000)       VALUE

-------------------------------------------------------------------------------
TEXAS-(CONTINUED)

United Independent School District;
  Unlimited Tax Series 2000 GO
  (CEP-Texas Permanent School Fund)
  5.13%, 08/15/26                         AAA     Aaa    $ 1,000   $  1,041,700
-------------------------------------------------------------------------------
University of Texas Financing System;
  Series 1999 B RB
  5.70%, 08/15/09(d)(e)                   AAA     Aaa      1,000      1,164,320
-------------------------------------------------------------------------------
Victoria (County of) (Citizens Medical
  Center); Hospital Series 1994 RB
  6.20%, 01/01/10(b)                      AAA     Aaa      1,000      1,024,850
-------------------------------------------------------------------------------
Waxahachie (City of) Independent School
  District; Refunding Unlimited Tax
  Series 2002 GO (CEP-Texas Permanent
  School Fund)
  5.25%, 08/15/26                          --     Aaa      3,400      3,576,834
-------------------------------------------------------------------------------
Waxahachie (City of) Independent School
  District; Refunding Unlimited Tax
  Series 2002 GO (CEP-Texas Permanent
  School Fund)
  5.25%, 08/15/30                          --     Aaa      2,890      3,032,737
-------------------------------------------------------------------------------
Waxahachie (City of) Independent School
  District; Refunding Unlimited Tax
  Series 2002 GO (CEP-Texas Permanent
  School Fund)
  5.38%, 08/15/27                          --     Aaa      2,000      2,125,140
-------------------------------------------------------------------------------
Weatherford (City of) Independent School
  District; Prerefunded Unlimited Tax
  Series 1994 GO (CEP-Texas Permanent
  School Fund)
  6.40%, 02/15/05(d)(e)                   NRR     Aaa        900        949,122
-------------------------------------------------------------------------------
Weatherford (City of) Independent School
  District; Unrefunded Unlimited Tax
  Series 1994 GO (CEP-Texas Permanent
  School Fund)
  6.40%, 02/15/12                          --     Aaa        100        105,002
-------------------------------------------------------------------------------
West University Place (City of);
  Permanent Improvement Limited Tax
  Series 2000 GO
  5.30%, 02/01/18(b)                      AAA     Aaa      1,000      1,082,490
-------------------------------------------------------------------------------
West University Place (City of);
  Permanent Improvement Limited Tax
  Series 2000 GO
  5.35%, 02/01/20(b)                      AAA     Aaa      2,150      2,297,383
-------------------------------------------------------------------------------
Ysleta (City of) Independent School
  District Public Facility Corp.;
  Refunding Lease Series 2001 RB
  5.38%, 11/15/24(b)                      AAA     Aaa      1,300      1,374,100
===============================================================================
                                                                    129,417,873
===============================================================================


                                           RATINGS(a)      PAR        MARKET
                                          S&P   MOODY'S   (000)       VALUE
-------------------------------------------------------------------------------

UTAH-1.09%

Intermountain Power Agency; Power Supply
  Series 1995 B RB
  5.00%, 07/01/16(d)                      NRR     NRR    $ 1,240   $  1,248,978
-------------------------------------------------------------------------------
Salt Lake (County of) (Westminster
  College Project); Series 1997 RB
  5.75%, 10/01/27                         BBB     --       1,000      1,037,050
-------------------------------------------------------------------------------
South Jordan (City of); Sales Tax Series
  2001 RB
  5.20%, 08/15/26(b)                      AAA     Aaa      1,500      1,559,610
-------------------------------------------------------------------------------
Utah (State of) Housing Finance Agency;
  Single Family Housing Series 1994 D-1
  RB (CEP-FHA/VA/ FmHA)
  6.45%, 07/01/11                          --     Aaa         50         51,347
-------------------------------------------------------------------------------
Utah (State of) Housing Finance Agency;
  Single Family Mortgage Sub-Series 1994
  C RB (CEP-FHA/ VA/FmHA)
  6.05%, 07/01/06                          --     Aa1         40         41,985
-------------------------------------------------------------------------------
Utah (State of) Housing Finance Agency;
  Single Family Mortgage Sub-Series 1994
  E-1 RB 6.30%, 07/01/06                  AA-     --          15         15,784
-------------------------------------------------------------------------------
Utah (State of) Housing Finance Agency;
  Single Family Mortgage Sub-Series 2000
  B-1 RB (CEP-FHA/VA)
  6.00%, 07/01/10(c)                      AA-     Aa3        275        285,799
-------------------------------------------------------------------------------
Utah (State of) Housing Finance Agency;
  Sr. Single Family Mortgage Series 1995
  G-2 RB
  6.45%, 07/01/27(c)                      AAA     Aaa        205        211,490
-------------------------------------------------------------------------------
Washington (City of); Sales Tax Series
  2003 RB
  5.00%, 11/15/23(b)                      AAA     Aaa        915        953,759
-------------------------------------------------------------------------------
West Valley (City of); Sales Tax Series
  2002 A RB
  5.00%, 07/15/19(b)                      AAA     Aaa      1,035      1,095,610
===============================================================================
                                                                      6,501,412
===============================================================================

VERMONT-0.27%

Vermont (State of) Educational & Health
  Buildings Financing Agency (Fletcher
  Allen Health Care); Hospital Series
  2000 A RB
  6.00%, 12/01/23(b)                      AAA     Aaa      1,000      1,150,560
-------------------------------------------------------------------------------
Vermont (State of) Housing Finance
  Agency; Single Family Housing Series
  1994 5 RB
  6.88%, 11/01/16(c)                       A+     A1         430        441,533
===============================================================================
                                                                      1,592,093
===============================================================================

                                           RATINGS(a)      PAR        MARKET
                                          S&P   MOODY'S   (000)       VALUE
-------------------------------------------------------------------------------


VIRGIN ISLANDS-0.27%

Virgin Islands (Territory of) Public
  Finance Authority (Gross Receipts
  Taxes Loan Notes); Series 1999 A RB
  6.13%, 10/01/29(b)                       A      --     $   500   $    553,935
-------------------------------------------------------------------------------
Virgin Islands (Territory of) Public
  Finance Authority (Gross Receipts
  Taxes Loan Notes); Series 2003 RB
  5.00%, 10/01/31(b)                       A      --       1,000      1,024,860
===============================================================================
                                                                      1,578,795
===============================================================================

VIRGINIA-1.15%

Fauquier (County of) Industrial
  Development Authority (Fauquier
  Hospital Foundation, Inc.); Hospital
  Series 2002 IDR (CEP-Radian
  Reinsurance Inc.)
  5.25%, 10/01/31                          AA     --       1,000      1,041,370
-------------------------------------------------------------------------------
Fauquier (County of) Industrial
  Development Authority (Fauquier
  Hospital Foundation, Inc.) Hospital
  Series 2002 IDR (CEP-Radian
  Reinsurance Inc.)
  5.50%, 10/01/17                          AA     --         500        561,890
-------------------------------------------------------------------------------
Henrico (County of) Economic Development
  Authority (Virginia United Methodist
  Homes Inc.); Refunding Residential
  Care Facilities Series 2002 A RB
  6.50%, 06/01/22(f)                       --     --       2,000      2,013,060
-------------------------------------------------------------------------------
Norton (City of) Industrial Development
  Authority (Norton Community Hospital);
  Refunding & Improvement Hospital
  Series 2001 RB
  6.00%, 12/01/22(b)                       A      --       1,000      1,086,380
-------------------------------------------------------------------------------
Suffolk (City of) Industrial Development
  Authority (Hotel & Conference Center);
  Economic Development Series 2003 IDR
  5.00%, 10/01/23(b)                       A      --         500        506,080
-------------------------------------------------------------------------------
Virginia (State of) Housing Development
  Authority; Series 2000 D RB
  5.70%, 04/01/11(c)                      AA+     Aa1      1,500      1,651,725
===============================================================================
                                                                      6,860,505
===============================================================================

WASHINGTON-1.73%

Clark (County of) School District No.
  117; Unlimited Tax Series 1995 GO
  6.00%, 12/01/05(d)(e)                   AAA     Aaa      1,000      1,083,340
-------------------------------------------------------------------------------
King (County of); Sewer Series 1999 RB
  5.50%, 01/01/22(b)                      AAA     Aaa      1,000      1,099,780
-------------------------------------------------------------------------------


                                           RATINGS(a)      PAR        MARKET
                                          S&P   MOODY'S   (000)       VALUE
-------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Pend Oreille (County of) Public Utility
  District No. 1; Electric Series 1996 B
  RB
  6.30%, 01/01/17                         BBB+    A3     $ 1,400   $  1,498,980
-------------------------------------------------------------------------------
Pierce (County of) White River School
  District No. 416; Unlimited Tax Series
  2000 GO
  5.35%, 12/01/09                          --     Aa1      1,550      1,766,380
-------------------------------------------------------------------------------
Washington (State of) Health Care
  Facilities Authority (Providence
  Health System Project); Series 2001 A
  RB
  5.25%, 10/01/21(b)                      AAA     Aaa      2,000      2,125,420
-------------------------------------------------------------------------------
Washington (State of) Public Power
  Supply System (Nuclear Project No. 1);
  Refunding Series 1996 A RB
  5.75%, 07/01/12(b)                      AAA     Aaa      2,000      2,215,580
-------------------------------------------------------------------------------
West Richland (City of); Water & Sewer
  Series 1994 RB
  7.00%, 12/01/04(d)(e)                   AAA     Aaa        500        525,005
===============================================================================
                                                                     10,314,485
===============================================================================

WISCONSIN-1.48%

Adams-Friendship (Cities of) Area School
  District; Refunding Unlimited Tax
  Series 1996 GO
  6.50%, 04/01/15(b)                      AAA     Aaa      1,340      1,676,193
-------------------------------------------------------------------------------
Wisconsin (State of) Health &
  Educational Facilities Authority
  (Sinai Samaritan Medical Center Inc.);
  Series 1996 RB
  5.75%, 08/15/16(b)                      AAA     Aaa      1,500      1,656,390
-------------------------------------------------------------------------------

                                           RATINGS(a)      PAR        MARKET
                                          S&P   MOODY'S   (000)       VALUE
-------------------------------------------------------------------------------

WISCONSIN-(CONTINUED)

Wisconsin (State of) Health &
  Educational Facilities Authority
  (Sisters of the Sorrowful Mother
  Ministry Corp.); Series 1997 A RB
  5.90%, 08/15/24(b)                      AAA     Aaa    $ 2,500   $  2,722,900
-------------------------------------------------------------------------------
Wisconsin (State of); Unlimited Tax
  Series 2000 C GO
  5.50%, 05/01/19                         AA-     Aa3      2,500      2,779,500
===============================================================================
                                                                      8,834,983
===============================================================================

WYOMING-0.40%

Laramie (County of) (Memorial Hospital
  Project); Hospital Series 1992 RB
  6.70%, 05/01/12(b)                      AAA     Aaa        250        253,545
-------------------------------------------------------------------------------
Natrona (County of) (Wyoming Medical
  Center Project); Hospital Series 1995
  RB
  6.00%, 03/15/06(d)(e)                   AAA     Aaa      1,000      1,103,180
-------------------------------------------------------------------------------
Sweetwater (County of) (Idaho Power Co.
  Project); Refunding Series 1996 A PCR
  6.05%, 07/15/26                         BBB+    A3       1,000      1,035,730
===============================================================================
                                                                      2,392,455
===============================================================================
TOTAL INVESTMENTS-98.81% (Cost
  $539,784,983)                                                     588,375,522
===============================================================================
OTHER ASSETS LESS LIABILITIES-1.19%                                   7,110,955
===============================================================================
NET ASSETS-100.00%                                                 $595,486,477
_______________________________________________________________________________
===============================================================================

Investment Abbreviations:

CEP   - Credit Enhancement Provider
COP   - Certificate of Participation
Ctfs. - Certificates
FHA   - Federal Housing Administration
FmHA  - Farmers Home Administration
GNMA  - Government National Mortgage Association
GO    - General Obligation Bonds
IDR   - Industrial Development Revenue Bonds
Jr.   - Junior
LOC   - Letter of Credit
PCR   - Pollution Control Revenue Bonds
RB    - Revenue Bonds
Sr.   - Senior
Sub.  - Subordinated
TAN   - Tax Allocation Notes
VA    - Department of Veterans' Affairs
Wts.  - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of this security.
(b) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., American Capital Access Holdings, Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(c) Security subject to the alternative minimum tax.
(d) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(e) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(f) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(g) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 01/31/04 was $5,133,444, which represented 0.86% of the Fund's net assets. These securities are considered to be illiquid.
(h) Principal and interest payments are guaranteed by the letter of credit agreement.
(i) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost
  $539,784,983)                                $588,375,522
-----------------------------------------------------------
Receivables for:
  Investments sold                                  906,130
-----------------------------------------------------------
  Fund shares sold                                  296,731
-----------------------------------------------------------
  Interest                                        8,217,197
-----------------------------------------------------------
  Amount due from Advisor                            71,922
-----------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                  136,896
-----------------------------------------------------------
Other assets                                         58,699
===========================================================
    Total assets                               $598,063,097
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            943,805
-----------------------------------------------------------
  Amount due custodian bank                         514,059
-----------------------------------------------------------
  Dividends                                         760,980
-----------------------------------------------------------
  Deferred compensation and retirement plans        164,326
-----------------------------------------------------------
Accrued distribution fees                           151,060
-----------------------------------------------------------
Accrued trustees' fees                                  782
-----------------------------------------------------------
Accrued transfer agent fees                          37,230
-----------------------------------------------------------
Accrued operating expenses                            4,378
===========================================================
    Total liabilities                             2,576,620
===========================================================
Net assets applicable to shares outstanding    $595,486,477
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $556,728,407
-----------------------------------------------------------
Undistributed net investment income                 226,197
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                         (10,058,666)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                     48,590,539
===========================================================
                                               $595,486,477
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $306,861,078
___________________________________________________________
===========================================================
Class B                                        $ 84,582,272
___________________________________________________________
===========================================================
Class C                                        $ 24,157,046
___________________________________________________________
===========================================================
Investor Class                                 $179,886,081
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          37,327,160
___________________________________________________________
===========================================================
Class B                                          10,270,951
___________________________________________________________
===========================================================
Class C                                           2,939,354
___________________________________________________________
===========================================================
Investor Class                                   21,870,558
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       8.22
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.22 divided by
      95.25%)                                  $       8.63
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $       8.24
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       8.22
___________________________________________________________
===========================================================
Investor Class:
  Net asset value and offering price per
    share                                      $       8.23
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended January 31, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                       13,310,659
_________________________________________________________________________
=========================================================================

EXPENSES:

Advisory fees                                                   1,095,752
-------------------------------------------------------------------------
Administrative services fees                                       70,838
-------------------------------------------------------------------------
Custodian fees                                                     12,696
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         393,699
-------------------------------------------------------------------------
  Class B                                                         451,598
-------------------------------------------------------------------------
  Class C                                                         117,982
-------------------------------------------------------------------------
  Investor Class                                                   37,800
-------------------------------------------------------------------------
Transfer agent fees                                               181,914
-------------------------------------------------------------------------
Trustees' fees                                                      7,484
-------------------------------------------------------------------------
Other                                                             114,653
=========================================================================
    Total expenses                                              2,484,416
=========================================================================
Less: Expense offset arrangements                                  (2,277)
=========================================================================
    Net expenses                                                2,482,139
=========================================================================
Net investment income                                          10,828,520
=========================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES:

Net realized gain from investment securities                      479,745
=========================================================================
Change in net unrealized appreciation of investment
  securities                                                   13,938,854
=========================================================================
Net gain from investment securities                            14,418,599
=========================================================================
Net increase in net assets resulting from operations          $25,247,119
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2004 and the year ended July 31, 2003 (Unaudited)

                                                               JANUARY 31,       JULY 31,
                                                                  2004             2003
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 10,828,520     $ 20,711,876
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities                     479,745          194,250
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       13,938,854       (4,964,846)
===========================================================================================
    Net increase in net assets resulting from operations        25,247,119       15,941,280
===========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (6,958,346)     (15,869,640)
-------------------------------------------------------------------------------------------
  Class B                                                       (1,661,829)      (4,141,072)
-------------------------------------------------------------------------------------------
  Class C                                                         (433,816)      (1,054,998)
-------------------------------------------------------------------------------------------
  Investor Class                                                (1,489,240)              --
===========================================================================================
    Decrease in net assets resulting from distributions        (10,543,231)     (21,065,710)
===========================================================================================
Share transactions-net:
  Class A                                                      (31,306,463)      (7,594,641)
-------------------------------------------------------------------------------------------
  Class B                                                      (15,327,770)      (5,994,533)
-------------------------------------------------------------------------------------------
  Class C                                                       (1,997,071)      (3,421,085)
-------------------------------------------------------------------------------------------
  Investor Class                                               178,679,255               --
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        130,047,951      (17,010,259)
===========================================================================================
    Net increase (decrease) in net assets                      144,751,839      (22,134,689)
===========================================================================================

NET ASSETS:

  Beginning of period                                          450,734,638      472,869,327
===========================================================================================
  End of period (including undistributed net investment
    income of $226,197 and $(59,092) for 2004 and 2003,
    respectively)                                             $595,486,477     $450,734,638
___________________________________________________________________________________________
===========================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Municipal Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income exempt from federal income taxes, consistent with the preservation of principal.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end, and as such, the net asset value for shareholder transactions may be different than the net asset value reported in these financial statements. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Portfolio securities are valued on the basis of prices provided by an independent pricing service approved by the Board of Trustees. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Portfolio securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Board of Trustees, or persons designated by the Board of Trustees, determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Securities with a demand feature exercisable within one to seven days are valued at par. Notwithstanding the above, short-term obligations with maturities of 60 days or less and commercial paper are valued at amortized cost which approximates market value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $200 million of the Fund's average daily net assets, plus 0.40% on the next $300 million of the Fund's average daily net assets, plus 0.35% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended January 31, 2004, AIM was paid $70,838 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the six months ended January 31, 2004, AISI retained $75,499 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C and 0.25% of the average daily net assets of Investor Class shares. Of these amounts, 0.25% of the average daily net assets of the Class A, Class B, or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended January 31, 2004, the Class A, Class B, Class C and Investor Class shares paid $393,699, $451,598, $117,982 and $37,800, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2004, AIM Distributors retained $27,242 in front-end sales commissions from the sale of Class A shares and $21,528, $2,762 and $1,940 for Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from Demand Deposit Account (DDA) balances in transfer agency clearing accounts. For the six months ended January 31, 2004, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $2,277 under an expense offset arrangement, which resulted in a reduction of the Fund's total expenses of $2,277.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the six months ended January 31, 2004, the Fund paid legal fees of $3,141 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended January 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under either the uncommitted unsecured revolving credit facility.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
July 31, 2004                                 $    92,144
----------------------------------------------------------
July 31, 2007                                   1,947,609
----------------------------------------------------------
July 31, 2008                                   8,431,875
==========================================================
Total capital loss carryforward               $10,471,628
__________________________________________________________
==========================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2004 was $9,833,355 and $64,711,591, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                         $49,394,931
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (871,175)
===========================================================
Net unrealized appreciation of investment
  securities                                    $48,523,756
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $539,851,766.

NOTE 8--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Investor Class shares are sold at net asset value. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                    JANUARY 31, 2004                 JULY 31, 2003
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       8,578,242    $  68,608,844     41,276,911    $ 336,373,916
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         404,963        3,291,326      3,425,769       27,924,611
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         673,792        5,478,759      2,577,392       21,026,115
--------------------------------------------------------------------------------------------------------------------------
  Investor Class*                                                 312,194        2,554,696             --               --
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         472,802        3,844,570      1,071,470        8,718,591
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         131,226        1,068,895        314,210        2,560,594
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                          36,776          299,000         90,736          737,965
--------------------------------------------------------------------------------------------------------------------------
  Investor Class*                                                 132,680        1,087,829             --               --
==========================================================================================================================
Issued in connection with acquisitions:**
  Class A                                                         181,334        1,481,885             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                          81,647          667,854             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         205,579        1,679,589             --               --
--------------------------------------------------------------------------------------------------------------------------
  Investor Class*                                              22,822,011      186,469,042             --               --
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         437,968        3,571,325        668,278        5,433,316
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (437,181)      (3,571,325)      (625,570)      (5,433,316)
==========================================================================================================================
Reacquired:
  Class A                                                     (13,572,042)    (108,813,087)   (43,911,135)    (358,120,464)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (2,074,450)     (16,784,520)    (3,849,409)     (31,046,422)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,170,785)      (9,454,419)    (3,094,367)     (25,185,165)
--------------------------------------------------------------------------------------------------------------------------
  Investor Class*                                              (1,396,327)     (11,432,312)            --               --
==========================================================================================================================
                                                               15,820,429    $ 130,047,951     (2,055,715)   $ (17,010,259)
__________________________________________________________________________________________________________________________
==========================================================================================================================

 * Investor Class shares commenced sales on September 30, 2003.
** As of the open of business on November 24, 2003, the Fund acquired all of the net assets of INVESCO Tax-Free Bond Fund pursuant to a plan of reorganization approved by INVESCO Tax-Free Bond Fund shareholders on October 28, 2003. The acquisition was accomplished by a tax-free exchange of 23,290,571 shares of the Fund for 12,061,820 shares of INVESCO Tax-Free Bond Fund outstanding as of the close of business November 21, 2003. Invesco Tax-Free Bond Fund's net assets at that date of $190,298,370 including $16,453,346 of unrealized appreciation, were combined with those of the Fund. On the acquired date, INVESCO Tax-Free Bond Fund had undistributed net investment income (loss) of $(61,039) and undistributed net realized gain (loss) of $(1,464,237). The aggregate net assets of the Fund immediately before the acquisition were $421,005,314.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                               CLASS A
                                    ---------------------------------------------------------------------------------------------
                                    SIX MONTHS
                                      ENDED                    YEAR ENDED JULY 31,                 SEVEN MONTHS      YEAR ENDED
                                    JANUARY 31,       --------------------------------------       ENDED JULY 31,    DECEMBER 31,
                                      2004              2003           2002           2001            2000              1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $   7.96         $   8.06       $   8.06       $   7.83          $   7.74         $   8.35
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                  0.18             0.37           0.38(a)        0.40              0.24(b)          0.41
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)       0.26            (0.09)          0.00           0.23              0.09            (0.61)
=================================================================================================================================
    Total from investment
      operations                         0.44             0.28           0.38           0.63              0.33            (0.20)
=================================================================================================================================
Less dividends from net investment
  income                                (0.18)           (0.38)         (0.38)         (0.40)            (0.24)           (0.41)
=================================================================================================================================
Net asset value, end of period       $   8.22         $   7.96       $   8.06       $   8.06          $   7.83         $   7.74
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                          5.57%            3.43%          4.84%          8.28%             4.32%           (2.45)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $306,861         $328,280       $339,545       $322,437          $283,416         $294,720
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                                 0.85%(d)         0.82%          0.81%          0.85%             0.85%(e)         0.84%
=================================================================================================================================
Ratio of net investment income to
  average net assets                     4.50%(d)         4.55%          4.79%(a)       5.06%             5.32%(e)         5.01%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                  2%              20%            35%            28%               18%              28%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $313,247,603.
(e)  Annualized.
(f)  Not annualized for periods less than one year.


                                                                                CLASS B
                                      -------------------------------------------------------------------------------------------
                                      SIX MONTHS
                                        ENDED                  YEAR ENDED JULY 31,              SEVEN MONTHS         YEAR ENDED
                                      JANUARY 31,       ---------------------------------       ENDED JULY 31,       DECEMBER 31,
                                        2004             2003        2002          2001            2000                1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $  7.98         $  8.07    $   8.07       $  7.84          $  7.75             $  8.37
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                    0.15            0.31        0.32(a)       0.34             0.21(b)             0.35
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)         0.26           (0.08)       0.00          0.23             0.08               (0.62)
=================================================================================================================================
    Total from investment operations       0.41            0.23        0.32          0.57             0.29               (0.27)
=================================================================================================================================
Less dividends from net investment
  income                                  (0.15)          (0.32)      (0.32)        (0.34)           (0.20)              (0.35)
=================================================================================================================================
Net asset value, end of period          $  8.24         $  7.98    $   8.07       $  8.07          $  7.84             $  7.75
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                            5.17%           2.79%       4.05%         7.46%            3.84%              (3.28)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                              $84,582         $97,030    $104,150       $86,565          $67,363             $72,256
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                                   1.60%(d)        1.57%       1.56%         1.60%            1.61%(e)            1.59%
=================================================================================================================================
Ratio of net investment income to
  average net assets                       3.75%(d)        3.80%       4.04%(a)      4.31%            4.56%(e)            4.26%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                    2%             20%         35%           28%              18%                 28%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $89,828,644.
(e)  Annualized.
(f)  Not annualized for periods less than one year.


                                                                                  CLASS C
                                          ---------------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                 YEAR ENDED JULY 31,              SEVEN MONTHS      YEAR ENDED
                                          JANUARY 31,       --------------------------------       ENDED JULY 31,    DECEMBER 31,
                                            2004             2003       2002          2001            2000             1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $  7.96         $  8.06    $  8.05       $  7.83           $ 7.74           $ 8.35
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.15            0.31       0.32(a)       0.34             0.21(b)          0.35
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   0.26           (0.09)      0.01          0.22             0.08            (0.61)
=================================================================================================================================
    Total from investment operations           0.41            0.22       0.33          0.56             0.29            (0.26)
=================================================================================================================================
Less dividends from net investment
  income                                      (0.15)          (0.32)     (0.32)        (0.34)           (0.20)           (0.35)
=================================================================================================================================
Net asset value, end of period              $  8.22         $  7.96    $  8.06       $  8.05           $ 7.83           $ 7.74
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                5.19%           2.67%      4.19%         7.34%            3.85%           (3.16)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $24,157         $25,425    $29,175       $17,889           $8,252           $9,652
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets        1.60%(d)        1.57%      1.56%         1.60%            1.61%(e)         1.59%
=================================================================================================================================
Ratio of net investment income to
  average net assets                           3.75%(d)        3.80%      4.04%(a)      4.31%            4.56%(e)         4.26%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                        2%             20%        35%           28%              18%              28%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $23,468,207.
(e)  Annualized.
(f)  Not annualized for periods less than one year.


                                                                INVESTOR CLASS
                                                                --------------
                                                                 SEPTEMBER 30,
                                                                     2003
                                                                  (DATE SALES
                                                                 COMMENCED) TO
                                                                  JANUARY 31,
                                                                     2004
------------------------------------------------------------------------------
Net asset value, beginning of period                               $   8.16
------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                0.12
------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)               0.07
==============================================================================
    Total from investment operations                                   0.19
==============================================================================
Less dividends from net investment income                             (0.12)
==============================================================================
Net asset value, end of period                                     $   8.23
______________________________________________________________________________
==============================================================================
Total return(a)                                                        2.35%
______________________________________________________________________________
==============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $179,886
______________________________________________________________________________
==============================================================================
Ratio of expenses to average net assets                                0.71%(b)
==============================================================================
Ratio of net investment income to average net assets                   4.64%(b)
______________________________________________________________________________
==============================================================================
Portfolio turnover rate(c)                                                2%
______________________________________________________________________________
==============================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are annualized based on average daily net assets of $102,252,970.
(c)  Not annualized for periods less than one year.

NOTE 10--LEGAL PROCEEDINGS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG continues to serve as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

  A.  Regulatory Inquiries and Actions
      ---------------------------------

    1.  IFG

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the chief executive officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

    2.  AIM

AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

    3.  AMVESCAP Response

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

  B.  Private Actions
      ---------------

In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and (iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions alleging market timing throughout the mutual fund industry should be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Twelve actions filed against IFG have been conditionally transferred to the Panel in Maryland, and IFG and AIM anticipate that all other market timing actions that may be filed or that are already pending against IFG and/or AIM will be transferred to the Panel as well.

  Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

  As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

FINANCIALS

SCHEDULE OF INVESTMENTS

January 31, 2004
(Unaudited)

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS
  & OTHER EQUITY INTERESTS-91.46%

APARTMENTS-11.60%

Archstone-Smith Trust                             383,817   $ 10,528,100
------------------------------------------------------------------------
Avalonbay Communities, Inc.                       211,300     10,374,830
------------------------------------------------------------------------
BRE Properties, Inc.-Class A                      170,700      5,643,342
------------------------------------------------------------------------
Camden Property Trust                             119,300      5,189,550
------------------------------------------------------------------------
Canadian Apartment Properties Real Estate
  Investment Trust (Canada)                       183,200      2,108,608
------------------------------------------------------------------------
Essex Property Trust, Inc.                        277,900     17,271,485
------------------------------------------------------------------------
Residential Equities Real Estate Investment
  Trust (Canada)                                  180,200      2,101,279
------------------------------------------------------------------------
United Dominion Realty Trust, Inc.                914,700     16,921,950
========================================================================
                                                              70,139,144
========================================================================

DIVERSIFIED-5.66%

AEW Real Estate Income Fund                        59,200      1,057,904
------------------------------------------------------------------------
British Land Co. PLC (United Kingdom)             109,200      1,155,945
------------------------------------------------------------------------
Canadian Real Estate Investment Trust
  (Canada)                                         53,400        683,143
------------------------------------------------------------------------
Cominar Real Estate Investment Trust (Canada)      92,700      1,066,965
------------------------------------------------------------------------
H&R Real Estate Investment Trust (Canada)          82,800      1,041,757
------------------------------------------------------------------------
Klepierre (France)                                 26,800      1,622,020
------------------------------------------------------------------------
Morguard Corp. (Canada)                            38,300        679,309
------------------------------------------------------------------------
Societe Fonciere Lyonnaise (France)                21,100        893,927
------------------------------------------------------------------------
Sophia (France)                                    10,800        543,271
------------------------------------------------------------------------
Unibail (France)                                   11,600      1,103,044
------------------------------------------------------------------------
Vornado Realty Trust                              435,600     24,371,820
========================================================================
                                                              34,219,105
========================================================================

HEALTHCARE-3.60%

Health Care Property Investors, Inc.              105,700      5,943,511
------------------------------------------------------------------------
Health Care REIT, Inc.                            160,400      6,207,480
------------------------------------------------------------------------
Nationwide Health Properties, Inc.                275,900      6,014,620
------------------------------------------------------------------------
Retirement Residences Real Estate Investment
  Trust (Canada)                                   80,800        804,981
------------------------------------------------------------------------
Ventas, Inc.                                      112,800      2,820,000
========================================================================
                                                              21,790,592
========================================================================

INDUSTRIAL PROPERTIES-10.93%

Catellus Development Corp.                        258,396      6,759,639
------------------------------------------------------------------------
CenterPoint Properties Trust                      284,300     22,772,430
------------------------------------------------------------------------
ProLogis                                        1,119,470     36,539,501
========================================================================
                                                              66,071,570
========================================================================

------------------------------------------------------------------------
                                                               MARKET
                                                 SHARES        VALUE

INDUSTRIAL/OFFICE MIXED-2.06%

Kilroy Realty Corp.                               183,100   $  5,996,525
------------------------------------------------------------------------
Kilroy Realty Corp.-Series E, 7.80% Pfd.           27,100        692,405
------------------------------------------------------------------------
Liberty Property Trust                            150,350      5,800,503
========================================================================
                                                              12,489,433
========================================================================

LODGING-RESORTS-5.76%

Extended Stay America, Inc.                        71,900      1,100,070
------------------------------------------------------------------------
Fairmont Hotels & Resorts Inc. (Canada)           229,300      5,881,545
------------------------------------------------------------------------
Hilton Hotels Corp.                               476,600      7,625,600
------------------------------------------------------------------------
Host Marriott Corp.(a)                            451,500      5,720,505
------------------------------------------------------------------------
LaSalle Hotel Properties                          174,600      3,448,350
------------------------------------------------------------------------
LaSalle Hotel Properties-Series B, 8.38% Pfd.      35,800        950,490
------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.         271,800      9,605,412
------------------------------------------------------------------------
Winston Hotels, Inc.-Series B, 8.00% Pfd.(a)       19,000        480,938
========================================================================
                                                              34,812,910
========================================================================

OFFICE PROPERTIES-12.49%

Alexandria Real Estate Equities, Inc.             260,200     16,093,370
------------------------------------------------------------------------
Arden Realty, Inc.                                150,800      4,674,800
------------------------------------------------------------------------
Boston Properties, Inc.                           475,500     23,789,265
------------------------------------------------------------------------
Brookfield Properties Corp. (Canada)               70,200      2,023,866
------------------------------------------------------------------------
Mack-Cali Realty Corp.                            181,600      7,367,512
------------------------------------------------------------------------
Maguire Properties, Inc.-Series A, 7.63%
  Pfd.(a)                                          57,000      1,431,840
------------------------------------------------------------------------
SL Green Realty Corp.                             468,400     20,127,148
========================================================================
                                                              75,507,801
========================================================================

REGIONAL MALLS-22.06%

Borealis Retail Real Estate Investment Trust
  (Canada)(b)(c) (Acquired 07/10/03;
  Cost $1,740,799)                                239,400      2,186,301
------------------------------------------------------------------------
Borealis Retail Real Estate Investment Trust
  (Canada)                                         29,000        264,840
------------------------------------------------------------------------
CBL & Associates Properties, Inc.                 303,300     18,334,485
------------------------------------------------------------------------
General Growth Properties, Inc.                 1,426,200     42,786,000
------------------------------------------------------------------------
Macerich Co. (The)                                440,700     21,210,891
------------------------------------------------------------------------
Mills Corp. (The)                                 139,800      6,576,192
------------------------------------------------------------------------
Rouse Co. (The)                                    41,800      2,058,232
------------------------------------------------------------------------
Simon Property Group, Inc.                        767,900     39,969,195
========================================================================
                                                             133,386,136
========================================================================

SELF STORAGE FACILITIES-0.68%

Public Storage, Inc.                               25,000      1,187,750
------------------------------------------------------------------------
Shurgard Storage Centers, Inc.-Class A             77,500      2,945,775
========================================================================
                                                               4,133,525
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

SHOPPING CENTERS-12.97%

Capital & Regional PLC (United Kingdom)           117,400   $    945,988
------------------------------------------------------------------------
Chelsea Property Group, Inc.                      444,900     24,700,848
------------------------------------------------------------------------
Developers Diversified Realty Corp.               579,100     19,909,458
------------------------------------------------------------------------
Eurocommercial Properties N.V. (Netherlands)       51,200      1,354,521
------------------------------------------------------------------------
Federal Realty Investment Trust                   277,300     11,449,717
------------------------------------------------------------------------
New Plan Excel Realty Trust                        26,500        668,065
------------------------------------------------------------------------
Pan Pacific Retail Properties, Inc.               168,600      8,617,146
------------------------------------------------------------------------
Regency Centers Corp.                             159,400      6,646,980
------------------------------------------------------------------------
Urstadt Biddle Properties-Class A                 281,100      4,160,280
========================================================================
                                                              78,453,003
========================================================================

SPECIALTY PROPERTIES-3.65%

American Financial Realty Trust                   230,500      4,176,660
------------------------------------------------------------------------
Capital Automotive REIT                           104,000      3,670,160
------------------------------------------------------------------------
Capital Automotive REIT-Series A, 7.50% Pfd.       95,500      2,459,125
------------------------------------------------------------------------

------------------------------------------------------------------------
                                                               MARKET
                                                 SHARES        VALUE
SPECIALTY PROPERTIES-(CONTINUED)

Entertainment Properties Trust                    130,400   $  4,616,160
------------------------------------------------------------------------
Plum Creek Timber Co., Inc.                       236,200      7,133,240
========================================================================
                                                              22,055,345
========================================================================
    Total Real Estate Investment Trusts,
      Common Stocks & Other Equity Interests
      (Cost $410,785,815)                                    553,058,564
========================================================================

MONEY MARKET FUNDS-8.80%

Liquid Assets Portfolio(d)                     26,591,699     26,591,699
------------------------------------------------------------------------
STIC Prime Portfolio(d)                        26,591,699     26,591,699
========================================================================
    Total Money Market Funds (Cost
      $53,183,398)                                            53,183,398
========================================================================
TOTAL INVESTMENTS-100.26% (Cost $463,969,213)                606,241,962
========================================================================
OTHER ASSETS LESS LIABILITIES-(0.26%)                         (1,563,506)
========================================================================
NET ASSETS-100.00%                                          $604,678,456
________________________________________________________________________
========================================================================

Investment Abbreviations:

Pfd.  - Preferred

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of this security. The aggregate market value of this security at 01/31/04 represented 0.36% of the Fund's net assets. This security is not considered to be illiquid.
(c) Security fair valued in accordance with procedures established by the Board of Trustees.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost
  $410,785,815)                                $553,058,564
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $53,183,398)                             53,183,398
===========================================================
  Total investments (Cost $463,969,213)         606,241,962
___________________________________________________________
===========================================================
Receivables for:
  Investments sold                                1,930,163
-----------------------------------------------------------
  Fund shares sold                                4,447,222
-----------------------------------------------------------
  Dividends                                       1,221,715
-----------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                   43,656
-----------------------------------------------------------
Other assets                                        111,878
===========================================================
    Total assets                                613,996,596
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           6,259,470
-----------------------------------------------------------
  Fund shares reacquired                          2,499,301
-----------------------------------------------------------
  Deferred compensation and retirement plans         48,760
-----------------------------------------------------------
Accrued distribution fees                           297,724
-----------------------------------------------------------
Accrued trustee fees                                    729
-----------------------------------------------------------
Accrued transfer agent fees                         199,292
-----------------------------------------------------------
Accrued operating expenses                           12,864
===========================================================
    Total liabilities                             9,318,140
===========================================================
Net assets applicable to shares outstanding    $604,678,456
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $469,924,799
-----------------------------------------------------------
Undistributed net investment income                 (62,960)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and foreign currency contracts                 (7,455,305)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies             142,271,922
===========================================================
                                               $604,678,456
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $313,618,957
___________________________________________________________
===========================================================
Class B                                        $166,645,994
___________________________________________________________
===========================================================
Class C                                        $ 95,790,858
___________________________________________________________
===========================================================
Investor Class                                 $ 28,622,647
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          15,176,882
___________________________________________________________
===========================================================
Class B                                           8,038,325
___________________________________________________________
===========================================================
Class C                                           4,629,435
___________________________________________________________
===========================================================
Investor Class                                    1,385,201
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      20.66
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $20.66 divided by
      95.25%)                                  $      21.69
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      20.73
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      20.69
___________________________________________________________
===========================================================
Investor Class:
  Net asset value and offering price per
    share                                      $      20.66
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended January 31, 2004
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $64,692)         $ 9,728,311
-------------------------------------------------------------------------
Dividends from affiliated money market funds                      156,356
=========================================================================
  Total investment income                                       9,884,667
=========================================================================

EXPENSES:

Advisory fees                                                   2,098,154
-------------------------------------------------------------------------
Administrative services fees                                       67,223
-------------------------------------------------------------------------
Custodian fees                                                     38,769
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         405,405
-------------------------------------------------------------------------
  Class B                                                         713,205
-------------------------------------------------------------------------
  Class C                                                         389,242
-------------------------------------------------------------------------
  Investor Class                                                   11,991
-------------------------------------------------------------------------
Transfer agent fees                                               609,057
-------------------------------------------------------------------------
Trustees' fees                                                      7,281
-------------------------------------------------------------------------
Other                                                             200,750
=========================================================================
    Total expenses                                              4,541,077
=========================================================================
Less: Fees waived and expense offset arrangements                  (4,527)
=========================================================================
    Net expenses                                                4,536,550
=========================================================================
Net investment income                                           5,348,117
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
  CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                         8,226,955
-------------------------------------------------------------------------
  Foreign currencies                                              (31,344)
=========================================================================
                                                                8,195,611
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        72,867,149
-------------------------------------------------------------------------
  Foreign currencies                                               (3,096)
=========================================================================
                                                               72,864,053
=========================================================================
Net gain from investment securities, foreign currencies and
  foreign currency contracts                                   81,059,664
=========================================================================
Net increase in net assets resulting from operations          $86,407,781
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2004 and the year ended July 31, 2003 (Unaudited)

                                                              JANUARY 31,       JULY 31,
                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 5,348,117     $  6,774,304
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and foreign currency contracts           8,195,611       (4,106,860)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, and foreign currencies                         72,864,053       48,777,546
==========================================================================================
    Net increase in net assets resulting from operations       86,407,781       51,444,990
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                      (3,349,486)      (3,329,708)
------------------------------------------------------------------------------------------
  Class B                                                      (1,571,834)      (2,034,884)
------------------------------------------------------------------------------------------
  Class C                                                        (857,573)      (1,070,734)
------------------------------------------------------------------------------------------
  Investor Class                                                 (206,336)              --
==========================================================================================
    Decrease in net assets resulting from distributions        (5,985,229)      (6,435,326)
==========================================================================================
Share transactions-net:
  Class A                                                      95,836,538       70,728,483
------------------------------------------------------------------------------------------
  Class B                                                      19,478,875       37,706,329
------------------------------------------------------------------------------------------
  Class C                                                      17,899,645       18,496,500
------------------------------------------------------------------------------------------
  Investor Class                                               25,399,064               --
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                             158,614,122      126,931,312
==========================================================================================
    Net increase in net assets                                239,036,674      171,940,976
==========================================================================================

NET ASSETS:

  Beginning of period                                         365,641,782      193,700,806
==========================================================================================
  End of period (including undistributed net investment
    income of $(62,960) and $574,152 for 2004 and 2003,
    respectively)                                             $604,678,456    $365,641,782
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

January 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Real Estate Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve high total return. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end, and as such, the net asset value for shareholder transactions may be different than the net asset value reported in these financial statements. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds..

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories; ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.90% of the Fund's average daily net assets. AIM has entered into a sub-advisory agreement with INVESCO Institutional (N.A.), Inc. ("INVESCO") whereby AIM pays INVESCO 40% of the fee paid by the Fund to AIM. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. For the six months ended January 31, 2004, AIM waived fees of $1,955.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended January 31, 2004, AIM was paid $67,223 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the six months ended January 31, 2004, AISI retained $247,933 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C and 0.25% of the average daily net assets of Investor Class shares. Of these amounts, 0.25% of the average daily net assets of the Class A, Class B, or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended January 31, 2004, the Class A, Class B, Class C and Investor Class shares paid $405,405, $713,205, $389,242 and $17,634, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2004, AIM Distributors retained $158,106.19 in front-end sales commissions from the sale of Class A shares and $20,999, $0 and $8,051 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted pursuant to an exemptive order by the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees to invest daily available cash balances in affiliated money market funds. Each day the prior day's balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day's available cash. The table below shows the transactions in and earnings from investments in affiliated money market funds for the period ended January 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                  UNREALIZED
                MARKET VALUE     PURCHASES        PROCEEDS       APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND             07/31/2003       AT COST        FROM SALES     (DEPRECIATION)     01/31/2004      INCOME     GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio     $ 9,094,930     $ 51,249,262    $(33,752,493)       $  --         $26,591,699     $78,338        $  --
-------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio       9,094,930       51,249,262    (33,752,493)           --          26,591,699      78,018           --
=========================================================================================================================
  Total         $18,189,860     $102,498,524    $(67,504,986)       $  --         $53,183,398     $156,356       $  --
_________________________________________________________________________________________________________________________
=========================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from Demand Deposit Account (DDA) balances in transfer agency clearing accounts and custodian credits resulting from periodic overnight cash balances at the custodian. For the six months ended January 31, 2004, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $2,216 and reductions in custodian fees of $356 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $2,572.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the six months ended January 31, 2004, the Fund paid legal fees of $2,956 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.
NOTE 6--BORROWINGS (CONTINUED)

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended January 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
July 31, 2007                                 $ 9,612,829
----------------------------------------------------------
July 31, 2008                                   1,275,744
----------------------------------------------------------
July 31, 2011                                   2,462,074
==========================================================
Total capital loss carryforward               $13,350,647
__________________________________________________________
==========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2004 was $172,429,382 and $55,838,043, respectively.

                  UNREALIZED APPRECIATION (DEPRECIATION)
                 OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities    $140,334,029
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (41,764)
==========================================================================
Net unrealized appreciation of investment securities          $140,292,265
__________________________________________________________________________
==========================================================================
Cost of investments for tax purposes is $465,949,697.


NOTE 9--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC.. Investor Class shares are sold at net asset value. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                   JANUARY 31, 2004               JULY 31, 2003
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      6,351,245    $121,093,099    10,040,616    $153,310,327
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,792,657      33,954,276     4,612,513      69,835,946
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,304,961      24,839,548     2,144,150      32,601,275
----------------------------------------------------------------------------------------------------------------------
  Investor Class*                                                252,896       4,865,886            --              --
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        165,056       3,116,673       199,768       3,041,849
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         73,749       1,394,459       118,414       1,804,757
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         40,231         759,695        60,550         921,382
----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                  10,116         198,352            --              --
======================================================================================================================
Issued in connection with acquisitions:**
  Class A                                                        601,377      11,125,322            --              --
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         14,428         267,736            --              --
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        122,102       2,261,014            --              --
----------------------------------------------------------------------------------------------------------------------
  Investor Class*                                              1,476,425      27,304,798            --              --
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        161,611       3,066,862       158,310       2,459,992
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (161,104)     (3,066,862)     (157,917)     (2,459,992)
======================================================================================================================
Reacquired:
  Class A                                                     (2,266,349)    (42,565,418)   (5,900,039)    (88,083,685)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (694,663)    (13,070,734)   (2,108,225)    (31,474,382)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (528,249)     (9,960,612)     (986,180)    (15,026,157)
----------------------------------------------------------------------------------------------------------------------
  Investor Class*                                               (354,236)     (6,969,972)           --              --
======================================================================================================================
                                                               8,362,253    $158,614,122     8,181,960    $126,931,312
______________________________________________________________________________________________________________________
======================================================================================================================

 * Investor Class shares commenced sales on September 30, 2003.
 ** As of the open of business on November 24, 2003, the Fund acquired all of the net assets of INVESCO Real Estate Opportunity Fund pursuant to a plan of reorganization approved by INVESCO Real Estate Opportunity Fund shareholders on October 28, 2003. The acquisition was accomplished by a tax-free exchange of 2,214,332 shares of the Fund for 4,386,619 shares of INVESCO Real Estate Opportunity Fund outstanding as of the close of business November 21, 2003. INVESCO Real Estate Opportunity Fund's net assets at that date of $40,958,870 including $5,430,748 of unrealized appreciation, were combined with those of the Fund. On the acquisition date, INVESCO Real Estate Opportunity Fund had undistributed net investment income (loss) of $(91,313) and undistributed net realized gain (loss) of $(6,684,043). The aggregate net assets of the Fund immediately before the acquisition were $427,505,213.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                      CLASS A
                                                  -------------------------------------------------------------------------------
                                                  SIX MONTHS                                       SEVEN MONTHS
                                                    ENDED             YEAR ENDED JULY 31,            ENDED           YEAR ENDED
                                                  JANUARY 31,    ------------------------------     JULY 31,         DECEMBER 31,
                                                    2004           2003       2002       2001         2000             1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  17.50      $  15.25    $ 13.56    $ 13.04       $ 10.61          $ 11.46
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.25(a)       0.45(a)    0.47(a)    0.50          0.30(a)          0.42
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                           3.19          2.24       1.68       0.54          2.38            (0.75)
=================================================================================================================================
    Total from investment operations                   3.44          2.69       2.15       1.04          2.68            (0.33)
=================================================================================================================================
Less dividends from net investment income             (0.28)        (0.44)     (0.46)     (0.52)        (0.25)           (0.52)
=================================================================================================================================
Net asset value, end of period                     $  20.66      $  17.50    $ 15.25    $ 13.56       $ 13.04          $ 10.61
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                       19.87%        18.12%     16.10%      8.23%        25.61%           (2.88)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $313,619      $177,901    $86,411    $28,400       $23,187          $16,279
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                     1.65%(c)      1.72%      1.77%      1.63%         1.62%(d)         1.61%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                  1.65%(c)      1.72%      1.77%      1.79%         2.05%(d)         1.73%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                               2.59%(c)      2.97%      3.25%      3.88%         4.49%(d)         3.70%
=================================================================================================================================
Portfolio turnover rate(e)                               13%           87%        77%        85%           39%              52%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $230,400,839.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                      CLASS B
                                                  -------------------------------------------------------------------------------
                                                  SIX MONTHS               YEAR ENDED               SEVEN MONTHS
                                                     ENDED                  JULY 31,                   ENDED          YEAR ENDED
                                                  JANUARY 31,    ------------------------------       JULY 31,       DECEMBER 31,
                                                     2004          2003       2002       2001           2000             1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  17.55      $  15.29    $ 13.59    $ 13.07       $ 10.64           $11.48
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.19(a)       0.36(a)    0.38(a)    0.41          0.25(a)          0.32
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                           3.20          2.24       1.68       0.53          2.39            (0.72)
=================================================================================================================================
    Total from investment operations                   3.39          2.60       2.06       0.94          2.64            (0.40)
=================================================================================================================================
Less dividends from net investment income             (0.21)        (0.34)     (0.36)     (0.42)        (0.21)           (0.44)
=================================================================================================================================
Net asset value, end of period                     $  20.73      $  17.55    $ 15.29    $ 13.59       $ 13.07           $10.64
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                       19.43%        17.37%     15.40%      7.42%        25.08%           (3.53)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $166,646      $123,093    $69,557    $16,917       $12,722           $9,839
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                     2.30%(c)      2.37%      2.41%      2.36%         2.37%(d)         2.35%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                  2.30%(c)      2.37%      2.41%      2.43%         2.70%(d)         2.37%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                               1.94%(c)      2.32%      2.61%      3.15%         3.73%(d)         2.96%
=================================================================================================================================
Portfolio turnover rate(e)                               13%           87%        77%        85%           39%              52%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $141,865,770.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                     CLASS C
                                                  ------------------------------------------------------------------------------
                                                  SIX MONTHS              YEAR ENDED               SEVEN MONTHS
                                                     ENDED                 JULY 31,                   ENDED          YEAR ENDED
                                                  JANUARY 31,    -----------------------------       JULY 31,       DECEMBER 31,
                                                     2004         2003       2002       2001           2000             1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $ 17.52      $ 15.26    $ 13.57    $ 13.05       $ 10.62          $ 11.46
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.19(a)      0.36(a)    0.38(a)    0.41          0.25(a)          0.33(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                           3.19         2.24       1.67       0.53          2.39            (0.73)
================================================================================================================================
    Total from investment operations                   3.38         2.60       2.05       0.94          2.64            (0.40)
================================================================================================================================
Less dividends from net investment income             (0.21)       (0.34)     (0.36)     (0.42)        (0.21)           (0.44)
================================================================================================================================
Net asset value, end of period                      $ 20.69      $ 17.52    $ 15.26    $ 13.57       $ 13.05          $ 10.62
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                       19.41%       17.41%     15.35%      7.43%        25.13%           (3.54)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $95,791      $64,648    $37,733    $22,722       $20,306          $19,992
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                     2.30%(c)     2.37%      2.41%      2.36%         2.37%(d)         2.35%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                  2.30%(c)     2.37%      2.41%      2.43%         2.70%(d)         2.37%
================================================================================================================================
Ratio of net investment income to average net
  assets                                               1.94%(c)     2.32%      2.61%      3.15%         3.73%(d)         2.96%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(e)                               13%          87%        77%        85%           39%              52%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $77,425,325.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                              INVESTOR CLASS
                                                              --------------
                                                              SEPTEMBER 30,
                                                                   2003
                                                               (DATE SALES
                                                              COMMENCED) TO
                                                               JANUARY 31,
                                                                   2004
----------------------------------------------------------------------------
Net asset value, beginning of period                             $ 18.18
----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.18(a)
----------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)            2.48
============================================================================
    Total from investment operations                                2.66
============================================================================
Less dividends from net investment income                          (0.18)
============================================================================
Net asset value, end of period                                   $ 20.66
____________________________________________________________________________
============================================================================
Total return(b)                                                    14.69%
____________________________________________________________________________
============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $28,623
____________________________________________________________________________
============================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  1.55%(c)
----------------------------------------------------------------------------
  Without fee waivers                                               1.55%(c)
============================================================================
Ratio of net investment income to average net assets                2.69%(c)
____________________________________________________________________________
============================================================================
Portfolio turnover rate(d)                                            13%
____________________________________________________________________________
============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $20,988,865.
(d)  Not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG continues to serve as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

  A.  Regulatory Inquiries and Actions
      ---------------------------------

    1.  IFG

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the chief executive officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida

Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

    2.  AIM

AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

    3.  AMVESCAP Response

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

  B.  Private Actions
      ---------------

In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and
(iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions alleging market timing throughout the mutual fund industry should be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Twelve actions filed against IFG have been conditionally transferred to the Panel in Maryland, and IFG and AIM anticipate that all other market timing actions that may be filed or that are already pending against IFG and/or AIM will be transferred to the Panel as well.

  Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

  As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

FINANCIALS

SCHEDULE OF INVESTMENTS

January 31, 2004
(Unaudited)


                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
BONDS & NOTES-53.25%

AEROSPACE & DEFENSE-0.16%

Lockheed Martin Corp.-Series A, Medium Term
  Notes, 8.66%, 11/30/06                       $   495,000   $    565,889
=========================================================================

ALTERNATIVE CARRIERS-0.25%

Intelsat, Ltd, (Bermuda) Sr. Notes, 5.25%,
  11/01/08 (Acquired 10/31/03; Cost
  $849,788)(a)                                     850,000        884,442
=========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.47%

Bank of New York Institutional Capital Trust-
  Series A, Bonds, 7.78%, 12/01/26 (Acquired
  06/12/03; Cost $1,789,065)(a)                  1,500,000      1,669,920
=========================================================================

AUTOMOBILE MANUFACTURERS-0.58%

DaimlerChrysler N.A. Holding Corp.-Series D,
  Gtd. Medium Term Notes, 3.40%, 12/15/04        2,025,000      2,054,140
=========================================================================

BROADCASTING & CABLE TV-6.36%

British Sky Broadcasting Group PLC (United
  Kingdom), Unsec. Gtd. Global Notes, 7.30%,
  10/15/06                                       1,000,000      1,110,550
-------------------------------------------------------------------------
Comcast Corp., Sr. Unsec. Notes, 8.88%,
  04/01/07                                         900,000        921,204
-------------------------------------------------------------------------
Continental Cablevision, Inc., Sr. Unsec.
  Deb., 9.50%, 08/01/13                          4,900,000      5,671,064
-------------------------------------------------------------------------
Cox Communications, Inc.-Class A, Unsec.
  Notes, 7.50%, 08/15/04                         2,495,000      2,574,890
-------------------------------------------------------------------------
Cox Radio, Inc.-Class A, Sr. Unsec. Notes,
  6.63%, 02/15/06                                2,000,000      2,155,640
-------------------------------------------------------------------------
Liberty Media Corp., Global Notes, 3.50%,
  09/25/06                                       1,500,000      1,510,275
-------------------------------------------------------------------------
TCI Communications Financing III, Gtd. Bonds,
  9.65%, 03/31/27                                1,000,000      1,234,660
-------------------------------------------------------------------------
TCI Communications, Inc.,
  Medium Term Notes, 8.35%, 02/15/05               822,000        873,794
-------------------------------------------------------------------------
  Sr. Unsec. Notes, 8.00%, 08/01/05                575,000        623,932
-------------------------------------------------------------------------
Time Warner Cos. Inc., Unsec. Notes, 7.75%,
  06/15/05                                       5,495,000      5,924,214
=========================================================================
                                                               22,600,223
=========================================================================

CONSUMER FINANCE-6.30%

Capital One Bank., Sr. Global Notes, 8.25%,
  06/15/05                                       3,900,000      4,202,406
-------------------------------------------------------------------------
Capital One Financial Corp.,
  Sr. Unsec. Notes,
    7.25%, 05/01/06                              3,000,000      3,248,370
-------------------------------------------------------------------------
    8.75%, 02/01/07                              1,100,000      1,249,457
-------------------------------------------------------------------------
Ford Motor Credit Co.,
  Unsec. Global Notes,
    6.70%, 07/16/04                              2,000,000      2,044,640
-------------------------------------------------------------------------
    6.88%, 02/01/06                                400,000        426,712
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

CONSUMER FINANCE-(CONTINUED)

    7.50%, 03/15/05                            $   800,000   $    844,480
-------------------------------------------------------------------------
  Unsec. Notes, 7.75%, 03/15/05                    550,000        581,894
-------------------------------------------------------------------------
General Motors Acceptance Corp.,
  Floating Rate Global Notes,
  1.40%, 04/05/04(b)                             2,000,000      2,001,320
-------------------------------------------------------------------------
  Floating Rate Medium Term Notes,
    1.88%, 05/17/04(b)                             450,000        450,225
-------------------------------------------------------------------------
    3.18%, 03/04/05(b)                           1,800,000      1,799,244
-------------------------------------------------------------------------
  Global Notes, 4.50%, 07/15/06                  1,600,000      1,643,648
-------------------------------------------------------------------------
  Medium Term Notes,
    4.38%, 05/15/04                                850,000        853,646
-------------------------------------------------------------------------
    5.25%, 05/16/05                              1,200,000      1,243,524
-------------------------------------------------------------------------
  Unsec. Unsub. Global Notes, 6.75%, 01/15/06      750,000        802,657
-------------------------------------------------------------------------
MBNA America Bank, N.A., Notes, 6.88%,
  07/15/04 (Acquired 12/04/02; Cost
  $1,046,330)(a)                                 1,000,000      1,021,150
=========================================================================
                                                               22,413,373
=========================================================================

DIVERSIFIED BANKS-1.68%

Abbey National PLC (United Kingdom), Sub.
  Yankee Notes, 7.35%,(c)                          800,000        890,664
-------------------------------------------------------------------------
American Savings Bank, Notes, 6.63%, 02/15/06
  (Acquired 03/05/03; Cost $776,335)(a)            700,000        748,685
-------------------------------------------------------------------------
Bankers Trust Corp., Unsec. Sub. Notes,
  8.25%, 05/01/05                                1,200,000      1,294,992
-------------------------------------------------------------------------
Corestates Capital Trust I, Bonds, 8.00%,
  12/15/26 (Acquired 06/18/03; Cost
  $1,191,550)(a)                                 1,000,000      1,151,460
-------------------------------------------------------------------------
Danske Bank A/S (Denmark), Sub. Notes, 6.38%,
  06/15/08 (Acquired 08/30/02; Cost
  $53,673)(a)                                       50,000         52,652
-------------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Notes,
  8.23%, 02/01/27                                  650,000        763,002
-------------------------------------------------------------------------
Golden State Bancorp. Inc., Sub. Deb.,
  10.00%, 10/01/06                                 900,000      1,067,031
=========================================================================
                                                                5,968,486
=========================================================================

DIVERSIFIED CAPITAL MARKETS-0.43%

Chase Manhattan Corp., Sub. Debs., 7.88%,
  07/15/06                                         400,000        449,592
-------------------------------------------------------------------------
JPMorgan Chase Bank, Sub. Notes, 7.00%,
  06/01/05                                       1,000,000      1,066,860
=========================================================================
                                                                1,516,452
=========================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.31%

International Lease Finance Corp., Global
  Notes, 2.95%, 05/23/06                         1,110,000      1,120,600
=========================================================================


                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

ELECTRIC UTILITIES-5.99%

AmerenEnergy Generating Co.-Series C, Sr.
  Unsec. Global Notes, 7.75%, 11/01/05         $ 1,430,000   $  1,561,775
-------------------------------------------------------------------------
CenterPoint Energy, Inc.-Series B, Sr. Global
  Notes, 5.88%, 06/01/08                           500,000        519,310
-------------------------------------------------------------------------
Cinergy Corp., Unsec. Sub. Global Deb.,
  6.25%, 09/01/04                                2,015,000      2,065,032
-------------------------------------------------------------------------
Consolidated Edison Co. of New York, Unsec.
  Deb., 7.75%, 06/01/26(d)                       2,000,000      2,229,980
-------------------------------------------------------------------------
Dominion Resources, Inc., Notes, 2.80%,
  02/15/05                                       4,300,000      4,352,202
-------------------------------------------------------------------------
Kansas City Power & Light Co., Sr. Unsec.
  Notes, 7.13%, 12/15/05                         1,740,000      1,889,309
-------------------------------------------------------------------------
Niagara Mohawk Power Corp.,
  First Mortgage Bonds, 8.00%, 06/01/04(d)         100,000        101,938
-------------------------------------------------------------------------
  Series F, Sr. Unsec. Notes, 7.63%, 10/01/05      756,098        825,674
-------------------------------------------------------------------------
Public Service Electric & Gas Co.-Series TT,
  Refunding First Mortgage Bonds, 7.38%,
  03/01/14(d)                                    3,200,000      3,287,808
-------------------------------------------------------------------------
Wisconsin Energy Corp., Sr. Unsec. Unsub.
  Notes, 5.50%, 12/01/08                           250,000        267,653
-------------------------------------------------------------------------
WPD Holdings UK (United Kingdom), Unsec.
  Unsub. Notes, 6.75%, 12/15/04 (Acquired
  01/08/04; Cost $2,077,500)(a)                  2,000,000      2,057,700
-------------------------------------------------------------------------
Yorkshire Power Finance (Cayman Islands)-
  Series B, Sr. Unsec. Gtd. Unsub. Global
  Notes, 6.50%, 02/25/08                         2,000,000      2,135,740
=========================================================================
                                                               21,294,121
=========================================================================

FOOD RETAIL-1.28%

Kroger Co., Sr. Unsec. Gtd. Notes, 7.38%,
  03/01/05                                       3,150,000      3,347,474
-------------------------------------------------------------------------
Safeway Inc., Notes, 2.50%, 11/01/05             1,200,000      1,200,636
=========================================================================
                                                                4,548,110
=========================================================================

GAS UTILITIES-0.44%

CenterPoint Energy Resources Corp., Unsec.
  Deb., 6.50%, 02/01/08                          1,000,000      1,070,550
-------------------------------------------------------------------------
Kinder Morgan Energy Partners, L.P., Sr.
  Unsec. Sub. Notes, 8.00%, 03/15/05               450,000        479,759
=========================================================================
                                                                1,550,309
=========================================================================

HEALTH CARE FACILITIES-0.99%

HCA Inc.,
  Notes, 7.00%, 07/01/07                         1,000,000      1,096,270
-------------------------------------------------------------------------
  Sr. Sub. Notes, 6.91%, 06/15/05                2,300,000      2,428,386
=========================================================================
                                                                3,524,656
=========================================================================

HOMEBUILDING-1.01%

Lennar Corp.-Series B, Class A, Sr. Unsec.
  Gtd. Global Notes, 9.95%, 05/01/10             3,150,000      3,598,875
=========================================================================

HYPERMARKETS & SUPER CENTERS-0.18%

Wal-Mart Stores, Inc., Unsec. Deb., 8.50%,
  09/15/24                                         600,000        647,778
=========================================================================

INDUSTRIAL CONGLOMERATES-0.55%

URC Holdings Corp., Sr. Notes, 7.88%,
  06/30/06 (Acquired 10/08/03; Cost
  $1,981,473)(a)                                 1,750,000      1,947,348
=========================================================================

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------


INTEGRATED OIL & GAS-0.21%

Occidental Petroleum Corp., Sr. Unsec. Notes,
  6.50%, 04/01/05                              $   700,000   $    738,815
=========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-6.63%

AT&T Corp., Unsec. Unsub. Notes, 7.00%,
  05/15/05                                       1,825,000      1,931,233
-------------------------------------------------------------------------
British Telecommunications PLC (United
  Kingdom), Global Notes, 7.88%, 12/15/05        3,027,000      3,330,790
-------------------------------------------------------------------------
Deutsche Telekom International Finance B.V.
  (Netherlands), Unsec. Gtd. Unsub. Global
  Bonds, 7.75%, 06/15/05                         1,750,000      1,893,815
-------------------------------------------------------------------------
GTE Hawaiian Telephone Co., Inc.-Series A,
  Unsec. Deb., 7.00%, 02/01/06                     300,000        326,589
-------------------------------------------------------------------------
New England Telephone & Telegraph Co., Sr.
  Unsec. Notes, 7.65%, 06/15/07                    700,000        795,886
-------------------------------------------------------------------------
Sprint Capital Corp.,
  Sr. Unsec. Gtd. Global Notes,
    6.00%, 01/15/07                              3,940,000      4,236,012
-------------------------------------------------------------------------
    7.13%, 01/30/06                              3,500,000      3,800,090
-------------------------------------------------------------------------
  Unsec. Gtd. Global Notes, 7.90%, 03/15/05      3,650,000      3,906,303
-------------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes, 7.50%,
  06/01/07                                       2,500,000      2,806,825
-------------------------------------------------------------------------
Verizon Communications Inc., Unsec. Deb.,
  6.36%, 04/15/06                                  500,000        540,665
=========================================================================
                                                               23,568,208
=========================================================================

INVESTMENT BANKING & BROKERAGE-1.18%

Goldman Sachs Group, L.P., Unsec. Notes,
  7.25%, 10/01/05 (Acquired 03/18/03; Cost
  $2,008,062)(a)                                 1,800,000      1,945,782
-------------------------------------------------------------------------
Lehman Brothers Inc., Sr. Sub. Deb., 11.63%,
  05/15/05                                         125,000        138,710
-------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 7.63%, 06/01/06           700,000        782,362
-------------------------------------------------------------------------
Merrill Lynch & Co., Inc.-Series B, Medium
  Term Notes,
    4.54%, 03/08/05                                250,000        257,513
-------------------------------------------------------------------------
    7.08%, 10/03/05                                690,000        745,462
-------------------------------------------------------------------------
Morgan Stanley, Unsec. Notes, 6.30%, 01/15/06      300,000        321,270
=========================================================================
                                                                4,191,099
=========================================================================

LIFE & HEALTH INSURANCE-0.89%

Lincoln National Corp., Unsec. Deb., 9.13%,
  10/01/24                                         500,000        541,780
-------------------------------------------------------------------------
ReliaStar Financial Corp., Unsec. Notes,
  8.00%, 10/30/06                                2,340,000      2,620,777
=========================================================================
                                                                3,162,557
=========================================================================

MOVIES & ENTERTAINMENT-0.85%

Time Warner Inc., Sr. Unsec. Gtd. Unsub.
  Global Notes, 6.13%, 04/15/06                    750,000        805,890
-------------------------------------------------------------------------
Viacom Inc., Sr. Unsec. Gtd. Notes, 7.15%,
  05/20/05                                       2,060,000      2,201,955
=========================================================================
                                                                3,007,845
=========================================================================


                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

MULTI-UTILITIES & UNREGULATED POWER-0.39%

Westar Energy, Inc., Sec. First Mortgage
  Global Bonds, 7.88%, 05/01/07                $ 1,200,000   $  1,376,256
=========================================================================

OIL & GAS DRILLING-0.61%

R&B Falcon Corp.-Series B, Sr. Unsec. Notes,
  6.75%, 04/15/05                                2,070,000      2,180,000
=========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.21%

Kerr-McGee Corp., Unsec. Gtd. Global Notes,
  5.38%, 04/15/05                                1,630,000      1,698,330
-------------------------------------------------------------------------
Louis Dreyfus Natural Gas Corp., Sr. Sub.
  Notes, 9.25%, 06/15/04                         1,850,000      1,896,028
-------------------------------------------------------------------------
Nexen Inc. (Canada), Unsec. Unsub. Yankee
  Notes, 7.13%, 02/04/04                           700,000        700,966
=========================================================================
                                                                4,295,324
=========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-0.50%

Petroleos Mexicanos (Mexico), Unsec. Gtd.
  Unsub. Global Notes, 6.50%, 02/01/05           1,700,000      1,774,375
=========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.65%

CIT Group Inc.,
  Sr. Unsec. Notes, 6.63%, 06/15/05              1,465,000      1,558,203
-------------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes, 7.63%,
  08/16/05                                       2,000,000      2,168,020
-------------------------------------------------------------------------
General Electric Capital Corp.-Series A,
  Medium Term Global Notes, 2.85%, 01/30/06      1,430,000      1,450,363
-------------------------------------------------------------------------
Household Finance Corp.,
  Medium Term Notes, 3.38%, 02/21/06             1,400,000      1,432,970
-------------------------------------------------------------------------
  Sr. Unsec. Global Notes, 6.50%, 01/24/06         100,000        108,112
-------------------------------------------------------------------------
Pemex Finance Ltd. (Cayman Islands),
  Sr. Unsec. Global Notes, 8.02%, 05/15/07       1,000,000      1,105,110
-------------------------------------------------------------------------
  Series 1999-2, Class A1, Global Bonds,
  9.69%, 08/15/09                                1,350,000      1,587,087
=========================================================================
                                                                9,409,865
=========================================================================

PACKAGED FOODS & MEATS-0.59%

Nabisco Inc., Putable Notes, 6.38%, 02/01/05     2,000,000      2,095,240
=========================================================================

REAL ESTATE-0.55%

EOP Operating L.P., Unsec. Notes, 8.38%,
  03/15/06                                       1,750,000      1,958,950
=========================================================================

REGIONAL BANKS-0.71%

Popular, Inc., Unsec. Sub. Notes, 6.75%,
  12/15/05                                       1,000,000      1,077,550
-------------------------------------------------------------------------
Santander Financial Issuances (Cayman
  Island), Sec. Sub. Euro Floating Rate
  Notes, 2.19%(c)(e)(f)                          1,500,000      1,443,750
=========================================================================
                                                                2,521,300
=========================================================================

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------


RESTAURANTS-0.83%

McDonald's Corp., Unsec. Deb., 7.05%,
  11/15/25                                     $ 2,700,000   $  2,953,800
=========================================================================

SOVEREIGN DEBT-1.55%

Export-Import Bank of Korea (The) (South
  Korea), Unsec. Putable Global Notes, 6.50%,
  11/15/06                                       2,000,000      2,159,000
-------------------------------------------------------------------------
Hydro-Quebec (Canada)-Series B, Gtd. Medium
  Term Yankee Notes, 6.52%, 02/23/06(d)          1,150,000      1,239,988
-------------------------------------------------------------------------
Japan Bank for International Cooperation.
  (Japan), Unsec. Gtd. Euro Bonds, 6.50%,
  10/06/05                                          75,000         80,554
-------------------------------------------------------------------------
United Mexican States (Mexico), Global Notes,
  4.63%, 10/08/08                                2,000,000      2,017,500
=========================================================================
                                                                5,497,042
=========================================================================

THRIFTS & MORTGAGE FINANCE-1.41%

Countrywide Home Loans, Inc.-
  Series J, Gtd. Medium Term Global Notes,
  5.50%, 08/01/06                                1,175,000      1,255,794
-------------------------------------------------------------------------
  Series K, Medium Term Global Notes, 3.50%,
  12/19/05                                       1,000,000      1,026,180
-------------------------------------------------------------------------
Washington Mutual Finance Corp., Sr. Unsec.
  Notes, 8.25%, 06/15/05                         2,500,000      2,715,225
=========================================================================
                                                                4,997,199
=========================================================================

TOBACCO-0.79%

Altria Group, Inc.,
  Notes,
    7.13%, 10/01/04                                480,000        496,200
-------------------------------------------------------------------------
    7.50%, 04/01/04                                700,000        706,629
-------------------------------------------------------------------------
  Unsec. Notes, 6.38%, 02/01/06                  1,500,000      1,588,815
=========================================================================
                                                                2,791,644
=========================================================================

TRUCKING-1.49%

Hertz Corp. (The)-Class A, Floating Rate
  Global Notes, 1.71%, 08/13/04(b)               2,535,000      2,535,000
-------------------------------------------------------------------------
Roadway Corp., Sr. Unsec. Gtd. Global Notes,
  8.25%, 12/01/08                                2,400,000      2,766,360
=========================================================================
                                                                5,301,360
=========================================================================

WIRELESS TELECOMMUNICATION SERVICES-3.23%

TeleCorp PCS, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 10.63%, 07/15/10                 6,445,000      7,653,438
-------------------------------------------------------------------------
Tritel PCS Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 10.38%, 01/15/11                        3,180,000      3,835,875
=========================================================================
                                                               11,489,313
=========================================================================
    Total Bonds & Notes (Cost $187,910,299)                   189,214,914
=========================================================================


                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

ASSET-BACKED SECURITIES-2.03%

ELECTRIC UTILITIES-0.89%

Yorkshire Power Finance (Cayman Islands)-
  Series 2000-1, Pass Through Ctfs., 8.25%,
  02/15/05 (Acquired 06/19/03-11/12/03; Cost
  $3,240,065)(a)                               $ 3,000,000   $  3,172,920
=========================================================================
OTHER DIVERSIFIED FINANCIAL SERVICES-1.14%

Citicorp Lease-Series 1999-1, Class A1, Pass
  Through Ctfs., 7.22%, 06/15/05 (Acquired
  10/03/02-09/23/03; Cost $2,032,068)(a)         1,885,041      2,013,375
-------------------------------------------------------------------------
First Industrial Realty Trust, Inc., Putable
  PATS, 7.38%, 05/15/04 (Acquired 02/06/03;
  Cost $2,097,000)(a)                            2,000,000      2,029,720
=========================================================================
                                                                4,043,095
=========================================================================
    Total Asset-Backed Securities (Cost
      $7,178,792)                                               7,216,015
=========================================================================

U.S. MORTGAGE-BACKED SECURITIES-36.28%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-8.31%

Pass Through Ctfs.,
  8.00%, 11/20/12                                1,384,457      1,493,535
-------------------------------------------------------------------------
  9.00%, 05/01/15                                1,169,999      1,297,638
-------------------------------------------------------------------------
  7.50%, 06/01/16 to 09/01/29                    6,532,079      7,020,063
-------------------------------------------------------------------------
  7.00%, 12/01/16 to 01/01/33                    6,264,848      6,682,724
-------------------------------------------------------------------------
  6.00%, 02/01/17 to 03/01/23                    7,302,014      7,628,717
-------------------------------------------------------------------------
  8.50%, 02/01/19 to 08/17/26                    4,914,849      5,407,352
=========================================================================
                                                               29,530,029
=========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-17.30%

Pass Through Ctfs.,
  7.50%, 02/01/15 to 02/01/31                    6,586,661      7,060,600
-------------------------------------------------------------------------
  7.00%, 04/01/15 to 02/01/33                   29,307,926     31,293,295
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-(CONTINUED)

  6.50%, 11/01/16 to 07/01/31                  $ 5,063,734   $  5,374,401
-------------------------------------------------------------------------
  8.00%, 09/01/17 to 12/01/32                   13,918,597     15,093,009
-------------------------------------------------------------------------
  8.50%, 11/01/24 to 07/01/30                    1,497,364      1,647,890
-------------------------------------------------------------------------
Unsec. Global Notes,
  1.88%, 09/15/05                                1,000,000      1,001,930
=========================================================================
                                                               61,471,125
=========================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-10.67%

Pass Through Ctfs.,
  7.00%, 05/15/17 to 06/15/32                   11,102,534     11,919,327
-------------------------------------------------------------------------
  6.00%, 06/15/18 to 07/15/33                    7,705,527      8,077,367
-------------------------------------------------------------------------
  7.50%, 06/15/23 to 01/15/32                    6,154,703      6,647,565
-------------------------------------------------------------------------
  6.50%, 07/15/23 to 04/15/33                   10,636,634     11,268,407
=========================================================================
                                                               37,912,666
=========================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $127,016,610)                                     128,913,820
=========================================================================

U.S. TREASURY NOTES-4.90%

1.50%, 02/28/05(g)                              13,375,000     13,410,578
-------------------------------------------------------------------------
1.25%, 05/31/05                                  4,000,000      3,991,880
=========================================================================
    Total U.S. Treasury Notes (Cost
      $17,388,748)                                             17,402,458
=========================================================================

                                                 SHARES

MONEY MARKET FUNDS-1.90%

Liquid Assets Portfolio(h)                       3,373,534      3,373,534
-------------------------------------------------------------------------
STIC Prime Portfolio(h)                          3,373,534      3,373,534
=========================================================================
    Total Money Market Funds (Cost
      $6,747,068)                                               6,747,068
=========================================================================
TOTAL INVESTMENTS-98.36% (Cost $346,241,517)                  349,494,275
=========================================================================
OTHER ASSETS LESS LIABILITIES-1.64%                             5,835,415
=========================================================================
NET ASSETS-100.00%                                           $355,329,690
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

Ctfs    - Certificates
Deb.    - Debentures
Gtd.    - Guaranteed
PATS    - Pass Through Asset Trust Securities
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 01/31/04 was $18,695,154, which represented 5.26% of the Fund's net assets. These securities are considered to be illiquid.
(b) Interest rates are redetermined quarterly. Rates shown are rates in effect on 01/31/04.
(c) Perpetual bond with no specified maturity date.
(d) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Security Assurance Inc., or MBIA Insurance Corp.
(e) Interest rates are redetermined semi-annually. Rates shown are rates in effect on 01/31/04.
(f) Security fair valued in accordance with the procedures established by the Board of Trustees.
(g) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1 section E and Note 7.
(h) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost
  $339,494,449)                                $342,747,207
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $6,747,068)                               6,747,068
===========================================================
    Total investments (cost $346,241,517)       349,494,275
===========================================================
Receivables for:
  Investments sold                                  461,700
-----------------------------------------------------------
  Fund shares sold                                6,231,100
-----------------------------------------------------------
  Dividends and interest                          3,880,080
-----------------------------------------------------------
  Amount due from advisor                             2,662
-----------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                   10,406
-----------------------------------------------------------
Other assets                                         37,280
===========================================================
    Total assets                                360,117,503
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             874,730
-----------------------------------------------------------
  Fund shares reacquired                          3,638,278
-----------------------------------------------------------
  Dividends                                         106,894
-----------------------------------------------------------
  Deferred compensation and retirement plans         12,174
-----------------------------------------------------------
  Variation margin                                   41,406
-----------------------------------------------------------
Accrued distribution fees                            75,347
-----------------------------------------------------------
Accrued trustees' fees                                  588
-----------------------------------------------------------
Accrued transfer agent fees                          27,005
-----------------------------------------------------------
Accrued operating expenses                           11,391
===========================================================
    Total liabilities                             4,787,813
===========================================================
Net assets applicable to shares outstanding    $355,329,690
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $354,388,084
-----------------------------------------------------------
Undistributed net investment income              (2,092,122)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities and futures contracts       113,655
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and futures contracts                2,920,073
===========================================================
                                               $355,329,690
___________________________________________________________
===========================================================

CLASS C:

Shares outstanding, $0.01 par value per
  share, unlimited number of shares
  authorized                                     35,211,921
===========================================================
Net asset value and offering price per share   $      10.09
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended January 31, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $ 4,372,806
-------------------------------------------------------------------------
Dividends                                                              31
-------------------------------------------------------------------------
Dividends from affiliated money market funds                       15,530
=========================================================================
    Total investment income                                     4,388,367
=========================================================================

EXPENSES:

Advisory fees                                                     673,741
-------------------------------------------------------------------------
Administrative services fees                                       38,846
-------------------------------------------------------------------------
Custodian fees                                                     29,395
-------------------------------------------------------------------------
Distribution fees                                               1,684,351
-------------------------------------------------------------------------
Transfer agent fees                                               143,669
-------------------------------------------------------------------------
Trustees' fees                                                      6,787
-------------------------------------------------------------------------
Other                                                             122,591
=========================================================================
    Total expenses                                              2,699,380
=========================================================================
Less: Fees waived and expense offset arrangements                (676,394)
=========================================================================
    Net expenses                                                2,022,986
=========================================================================
Net investment income                                           2,365,381
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FUTURES CONTRACTS:

Net realized gain from:
  Investment securities                                           863,235
-------------------------------------------------------------------------
  Futures contracts                                               255,269
=========================================================================
                                                                1,118,504
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         3,669,361
-------------------------------------------------------------------------
  Futures contracts                                              (332,685)
=========================================================================
                                                                3,336,676
=========================================================================
Net gain from investment securities and futures contracts       4,455,180
=========================================================================
Net increase in net assets resulting from operations          $ 6,820,561
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2004 and the period August 30, 2002 (date operations commenced) through July 31, 2003
(Unaudited)

                                                               JANUARY 31,        JULY 31,
                                                                   2004             2003
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                        $  2,365,381     $  1,922,542
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities and futures
    contracts                                                     1,118,504          722,466
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and futures contracts                   3,336,676         (416,603)
============================================================================================
    Net increase in net assets resulting from operations          6,820,561        2,228,405
============================================================================================
Distributions to shareholders from net investment income         (4,453,065)      (3,757,098)
--------------------------------------------------------------------------------------------
Return of capital                                                        --          (68,668)
--------------------------------------------------------------------------------------------
  Decrease in net assets resulting from distributions            (4,453,065)      (3,825,766)
--------------------------------------------------------------------------------------------
Share transactions-net:                                          15,482,212      339,077,343
============================================================================================
    Net increase in net assets                                   17,849,708      337,479,982
============================================================================================

NET ASSETS:

  Beginning of year                                             337,479,982               --
============================================================================================
  End of year (including undistributed net investment income of $(2,092,122) and $(4,438) for 2004 and 2003,
    respectively)                                              $355,329,690     $337,479,982
____________________________________________________________________________________________
============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

January 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Short Term Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers one class of shares. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income consistent with the preservation of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end, and as such, the net asset value for shareholder transactions may be different than the net asset value reported in these financial statements. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.40% of the Fund's average daily net assets. AIM has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) of Class C shares to the extent necessary to limit the total annual fund operating expenses of Class C shares to 1.20% committed until July 31, 2004. To the extent that the annualized expense ratio does not exceed the contractual expense limitation, AIM will retain the ability to be reimbursed for such fee waivers or reimbursements prior to the end of the committed period. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. For the six months ended January 31, 2004, AIM waived fees of $501.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended January 31, 2004, AIM was paid $38,846 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency
NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES (CONTINUED)

and shareholder services to the Fund. During the six months ended January 31, 2004, AISI retained $60,147 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class C shares (the "Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 1.00% of the Fund's average daily net assets of Class C shares. Of this amount, up to 0.25% of the average daily net assets of the Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own Class C shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the Fund. AIM Distributors has contractually agreed to waive 0.40% of the Rule 12b-1 plan fees on Class C shares. Pursuant to the Plans, for the six months ended January 31, 2004, the Class C shares paid $1,010,611 after AIM Distributors waived plan fees of $673,740.

    Contingent deferred sales charges ("CDSC") are not recorded as an expense of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2004, AIM Distributors retained $2,589 from Class C shares for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.


NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted pursuant to an exemptive order the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees to invest daily available cash balances in affiliated money market funds. Each day the prior day's balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day's available cash. The table below shows the transactions in and earnings from investments in affiliated money market funds for the period ended January 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                          UNREALIZED
                      MARKET VALUE      PURCHASES        PROCEEDS        APPRECIATION      MARKET VALUE    DIVIDEND       REALIZED
FUND                   07/31/2003        AT COST        FROM SALES      (DEPRECIATION)      01/31/2004      INCOME      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio             $322,088      $ 45,158,037     $(42,106,591)              --        $3,373,534      $ 7,643            --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portoflio     322,088        45,158,037      (42,106,591)              --         3,373,534        7,887            --
====================================================================================================================================
  Total                 $644,176      $ 90,316,074     $(84,213,182)      $       --        $6,747,068      $15,530        $   --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from Demand Deposit Account (DDA) balances in transfer agency clearing accounts and custodian credits resulting from periodic overnight cash balances at the custodian. For the six months ended January 31, 2004, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $1,696 and reductions in custodian fees of $457 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $2,153.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the six months ended January 31, 2004, the Fund paid legal fees of $2,871 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended January 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--FUTURES CONTRACTS

On January 31, 2004, $300,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                     OPEN FUTURES CONTRACTS AT PERIOD END
-------------------------------------------------------------------------------
                                                                   UNREALIZED
                        NO. OF        MONTH/         MARKET       APPRECIATION
CONTRACT               CONTRACTS    COMMITMENT        VALUE      (DEPRECIATION)
-------------------------------------------------------------------------------
U.S. Treasury 2 Year
  Notes                    27      Mar.-04/Short   $ 5,791,500     $ (47,017)
-------------------------------------------------------------------------------
U.S. Treasury 5 Year
  Notes                   140      Mar.-04/Short    15,725,938      (285,668)
===============================================================================
                                                   $21,517,438     $(332,685)
_______________________________________________________________________________
===============================================================================

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
July 31, 2011                                   $20,292
__________________________________________________________
==========================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2004, was $183,841,122 and $180,655,602, respectively.

                UNREALIZED APPRECIATION (DEPRECIATION) OF
                   INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities      $3,924,342
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (671,584)
==========================================================================
Net unrealized appreciation of investment securities            $3,252,758
__________________________________________________________________________
==========================================================================
Investments have the same cost for tax and financial statement purposes.


NOTE 10--SHARE INFORMATION

The Fund currently offers Class C shares. Class C shares are sold at net asset value. Under some circumstances, Class C shares are subject to CDSC.

                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                                                    AUGUST 30, 2002
                                                                                                    (DATE OPERATIONS
                                                                    SIX MONTHS ENDED                 COMMENCED) TO
                                                                    JANUARY 31, 2004                 JULY 31, 2003
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold                                                           19,365,296    $ 194,710,860     50,609,851    $ 509,493,749
--------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends                               373,080        3,754,119        317,302        3,197,003
--------------------------------------------------------------------------------------------------------------------------
Reacquired                                                    (18,214,376)    (182,982,767)   (17,239,232)    (173,613,409)
==========================================================================================================================
                                                                1,524,000    $  15,482,212     33,687,921    $ 339,077,343
__________________________________________________________________________________________________________________________
==========================================================================================================================

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                           CLASS C
                                                              ----------------------------------
                                                                                   AUGUST 30,
                                                                                      2002
                                                              SIX MONTHS        (DATE OPERATIONS
                                                                 ENDED           COMMENCED) TO
                                                              JANUARY 31,           JULY 31,
                                                                 2004                 2003
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  10.02             $  10.01
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.07                 0.12(a)
------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.13                 0.14
================================================================================================
    Total from investment operations                               0.20                 0.26
================================================================================================
Less distributions:
  Dividends from net investment income                            (0.13)               (0.25)
------------------------------------------------------------------------------------------------
  Return of capital                                                  --                (0.00)
================================================================================================
    Total distributions                                           (0.13)               (0.25)
================================================================================================
Net asset value, end of period                                 $  10.09             $  10.02
________________________________________________________________________________________________
================================================================================================
Total return(b)                                                    2.05%                2.58%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $355,330             $337,480
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.20%(c)             1.20%(d)
------------------------------------------------------------------------------------------------
  Without fee waivers                                              1.60%(c)             1.60%(d)
================================================================================================
Ratio of net investment income to average net assets               1.40%(c)             1.28%(d)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(e)                                           54%                  88%
________________________________________________________________________________________________
================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $335,039,476.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG continues to serve as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

  A.  Regulatory Inquiries and Actions

    1.  IFG

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the chief executive officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

    2.  AIM

AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

    3.  AMVESCAP Response

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

  B.  Private Actions

In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and
(iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions alleging market timing throughout the mutual fund industry should be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Twelve actions filed against IFG have been conditionally transferred to the Panel in Maryland, and IFG and AIM anticipate that all other market timing actions that may be filed or that are already pending against IFG and/or AIM will be transferred to the Panel as well.

  Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

  As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

FINANCIALS

SCHEDULE OF INVESTMENTS

January 31, 2004
(Unaudited)

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
BONDS & NOTES-48.53%

AEROSPACE & DEFENSE-0.30%

Lockheed Martin Corp.-Series A,
  Medium Term Notes, 8.66%, 11/30/06           $  225,000   $   257,222
=======================================================================

ALTERNATIVE CARRIERS-0.31%

Intelsat Ltd. (Bermuda),
  Sr. Notes, 6.50%, 11/01/13
  (Acquired 10/31/03; Cost $124,618)(a)           125,000       133,411
-----------------------------------------------------------------------
  Sr. Notes, 5.25%, 11/01/08
  (Acquired 10/31/03; Cost $124,969)(a)           125,000       130,065
=======================================================================
                                                                263,476
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.26%

Bank of New York Institutional Capital Trust-
  Series A, Bonds, 7.78%, 12/01/26 (Acquired
  06/12/03; Cost $238,542)(a)                     200,000       222,656
=======================================================================

AUTOMOBILE MANUFACTURERS-0.66%

DaimlerChrysler N.A. Holding Corp.-Series D,
  Gtd. Medium Term Notes, 3.40%, 12/15/04         550,000       557,914
=======================================================================

BROADCASTING & CABLE TV-4.64%

British Sky Broadcasting Group PLC (United
  Kingdom), Unsec. Gtd. Global Notes, 7.30%,
  10/15/06                                        200,000       222,110
-----------------------------------------------------------------------
Comcast Corp.,
  Sr. Unsec. Notes, 8.88%, 04/01/07               150,000       153,534
-----------------------------------------------------------------------
  Class A, Sr. Sub. Deb., 10.63%, 07/15/12        200,000       267,624
-----------------------------------------------------------------------
Continental Cablevision, Inc., Sr. Unsec.
  Deb., 9.50%, 08/01/13                         1,000,000     1,157,360
-----------------------------------------------------------------------
Cox Radio, Inc.-Class A, Sr. Unsec. Notes,
  6.63%, 02/15/06                                 125,000       134,727
-----------------------------------------------------------------------
Liberty Media Corp., Global Notes, 3.50%,
  09/25/06                                        200,000       201,370
-----------------------------------------------------------------------
TCI Communications Financing III, Gtd. Bonds,
  9.65%, 03/31/27                                 600,000       740,796
-----------------------------------------------------------------------
TCI Communications, Inc., Medium Term Notes,
  8.35%, 02/15/05                                 350,000       372,053
-----------------------------------------------------------------------
Time Warner Cos. Inc.,
  Sr. Unsec. Gtd. Deb.,
    6.88%, 06/15/18                               125,000       139,265
-----------------------------------------------------------------------
    7.25%, 10/15/17                                75,000        86,178
-----------------------------------------------------------------------
    7.57%, 02/01/24                               200,000       227,300
-----------------------------------------------------------------------
  Unsec. Notes, 7.75%, 06/15/05                   225,000       242,575
=======================================================================
                                                              3,944,892
=======================================================================

CONSUMER FINANCE-5.47%

Associates Corp. of North America, Sr. Global
  Deb., 6.95%, 11/01/18                           100,000       117,296
-----------------------------------------------------------------------

-----------------------------------------------------------------------
                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
CONSUMER FINANCE-(CONTINUED)

Associates Corp. of North America, Sub. Deb.,
  8.15%, 08/01/09                              $  375,000   $   454,706
-----------------------------------------------------------------------
Capital One Bank, Sr. Global Notes, 8.25%,
  06/15/05                                        200,000       215,508
-----------------------------------------------------------------------
Capital One Financial Corp., Sr. Unsec.
  Notes,
  7.25%, 05/01/06                                 675,000       730,883
-----------------------------------------------------------------------
  8.75%, 02/01/07                                 350,000       397,554
-----------------------------------------------------------------------
Ford Motor Credit Co.,
  Unsec. Global Notes,
    6.70%, 07/16/04                                50,000        51,116
-----------------------------------------------------------------------
    6.88%, 02/01/06                               360,000       384,041
-----------------------------------------------------------------------
    7.50%, 03/15/05                               200,000       211,120
-----------------------------------------------------------------------
  Unsec. Notes, 7.75%, 03/15/05                   100,000       105,799
-----------------------------------------------------------------------
General Motors Acceptance Corp.,
  Floating Rate Medium Term Notes,
    1.88%, 05/17/04(b)                            150,000       150,075
-----------------------------------------------------------------------
    3.18%, 03/04/05(b)                            200,000       199,916
-----------------------------------------------------------------------
  Global Notes, 4.50%, 07/15/06                   175,000       179,774
-----------------------------------------------------------------------
  Medium Term Notes,
    4.38%, 05/15/04                               150,000       150,643
-----------------------------------------------------------------------
    5.25%, 05/16/05                               175,000       181,347
-----------------------------------------------------------------------
  Unsec. Unsub. Global Notes, 6.75%, 01/15/06     550,000       588,615
-----------------------------------------------------------------------
Household Finance Corp., Sr. Unsec. Global
  Notes, 7.63%, 05/17/32                          345,000       423,615
-----------------------------------------------------------------------
MBNA America Bank, N.A., Notes, 6.88%,
  07/15/04 (Acquired 12/04/02; Cost
  $104,633)(a)                                    100,000       102,115
=======================================================================
                                                              4,644,123
=======================================================================

DIVERSIFIED BANKS-4.96%

Abbey National PLC (United Kingdom),
  Sub. Yankee Notes, 7.35%(c)                     100,000       111,333
-----------------------------------------------------------------------
American Savings Bank, Notes, 6.63%, 02/15/06
  (Acquired 03/05/03; Cost $83,179)(a)             75,000        80,216
-----------------------------------------------------------------------
Bank of America Corp.,
  Unsec. Sub. Notes, 7.13%, 03/01/09              125,000       144,071
-----------------------------------------------------------------------
  Series B, Putable Sub. Medium Term Notes,
  8.57%, 11/15/04                                 150,000       198,409
-----------------------------------------------------------------------
BankBoston Corp., Gtd. Floating Rate Notes,
  1.78%, 06/08/28(b)                              400,000       382,020
-----------------------------------------------------------------------
Barclays Bank PLC (United Kingdom), Bonds,
  8.55% (Acquired 11/05/03; Cost
  $209,209)(a)(c)                                 170,000       210,497
-----------------------------------------------------------------------
Barnett Capital I, Gtd. Bonds, 8.06%,
  12/01/26                                        175,000       205,105
-----------------------------------------------------------------------
Barnett Capital II, Gtd. Bonds, 7.95%,
  12/01/26                                        400,000       452,876
-----------------------------------------------------------------------
Centura Capital Trust I, Gtd. Notes, 8.85%,
  06/01/27 (Acquired 05/22/03; Cost
  $379,629)(a)                                    300,000       367,281
-----------------------------------------------------------------------
Corestates Capital Trust I, Bonds, 8.00%,
  12/15/26 (Acquired 06/18/03; Cost
  $178,733)(a)                                    150,000       172,719
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

Corporacion Andina de Fomento (Venezuela),
  Global Notes, 5.20%, 05/21/13                $  350,000   $   349,461
-----------------------------------------------------------------------
Danske Bank A/S (Denmark), Sub. Notes, 6.38%,
  06/15/08 (Acquired 08/30/02; Cost
  $107,346)(a)                                    100,000       105,305
-----------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Notes,
  8.23%, 02/01/27                                 160,000       187,816
-----------------------------------------------------------------------
Golden State Bancorp. Inc., Sub. Deb.,
  10.00%, 10/01/06                                250,000       296,397
-----------------------------------------------------------------------
HSBC Capital Funding L.P. (United Kingdom),
  Gtd. Bonds, 4.61% (Acquired 11/05/03; Cost
  $74,602)(a)(c)                                   80,000        76,032
-----------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)-Series 1,
  Unsec. Sub. Floating Rate Euro Notes,
  1.50%(c)(d)                                     300,000       254,319
-----------------------------------------------------------------------
National Westminster Bank PLC (United
  Kingdom)- Series B, Unsec. Sub. Euro Notes,
  1.44%(c)(d)                                     100,000        84,245
-----------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Putable Sub.
  Deb., 8.25%, 11/01/04                           250,000       322,157
-----------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating Rate
  Notes, 1.74%, 06/01/28(b)                       150,000       140,788
-----------------------------------------------------------------------
RBS Capital Trust I, Bonds, 4.71%(c)               75,000        72,091
=======================================================================
                                                              4,213,138
=======================================================================

DIVERSIFIED CAPITAL MARKETS-0.79%

Chase Manhattan Corp., Sub. Debs., 7.88%,
  07/15/06                                        100,000       112,398
-----------------------------------------------------------------------
UBS Preferred Funding Trust I, Gtd. Global
  Bonds, 8.62%(c)                                 450,000       561,321
=======================================================================
                                                                673,719
=======================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.12%

International Lease Finance Corp., Global
  Notes, 2.95%, 05/23/06                          100,000       100,955
=======================================================================

ELECTRIC UTILITIES-4.16%

AmerenEnergy Generating Co.-Series C,
  Sr. Unsec. Global Notes, 7.75%, 11/01/05         50,000        54,607
-----------------------------------------------------------------------
American Electric Power Co., Inc.,
  Sr. Unsec. Unsub. Notes, 5.25%, 06/01/15        150,000       149,467
-----------------------------------------------------------------------
CenterPoint Energy, Inc.-Series B, Sr. Global
  Notes, 5.88%, 06/01/08                           50,000        51,931
-----------------------------------------------------------------------
Cinergy Corp., Unsec. Sub. Global Deb.,
  6.25%, 09/01/04                                 100,000       102,483
-----------------------------------------------------------------------
Consolidated Edison Co. of New York, Unsec.
  Deb., 7.75%, 06/01/26(e)                        250,000       278,747
-----------------------------------------------------------------------
Consumers Energy Co., First Mortgage Bonds,
  6.00%, 02/15/14 (Acquired 10/03/03; Cost
  $255,575)(a)                                    250,000       264,385
-----------------------------------------------------------------------
Dominion Resources, Inc., Notes, 2.80%,
  02/15/05                                        200,000       202,428
-----------------------------------------------------------------------
Kansas City Power & Light Co., Sr. Unsec.
  Notes, 7.13%, 12/15/05                          650,000       705,776
-----------------------------------------------------------------------
Niagara Mohawk Power Corp., First Mortgage
  Bonds, 8.00%, 06/01/04(e)                       210,000       214,070
-----------------------------------------------------------------------

-----------------------------------------------------------------------
                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
ELECTRIC UTILITIES-(CONTINUED)

Public Service Electric & Gas Co.-Series TT,
  Refunding First Mortgage Bonds,
  7.38%, 03/01/14(e)                           $  250,000   $   256,860
-----------------------------------------------------------------------
Southern Power Co.-Series D,
  Sr. Unsec. Global Notes, 4.88%, 07/15/15         75,000        71,690
-----------------------------------------------------------------------
United Energy Distribution Holdings
  Proprietary Ltd. (Australia), Sr. Unsec.
  Unsub. Notes,
  4.70%, 04/15/11 (Acquired 11/12/03; Cost
  $119,879)(a)                                    120,000       122,396
-----------------------------------------------------------------------
WPD Holdings UK (United Kingdom),
  Jr. Unsec. Unsub. Notes, 6.75%, 12/15/04
  (Acquired 01/08/04; Cost $259,688)(a)           250,000       257,212
-----------------------------------------------------------------------
Yorkshire Power Finance (Cayman Islands)-
  Series B, Sr. Unsec. Gtd. Unsub. Global
  Notes,
  6.50%, 02/25/08                                 750,000       800,902
=======================================================================
                                                              3,532,954
=======================================================================

ENVIRONMENTAL SERVICES-0.41%

Waste Management, Inc., Sr. Unsec. Unsub.
  Notes, 7.38%, 08/01/10                          300,000       348,759
=======================================================================

FOOD RETAIL-0.21%

Kroger Co., Sr. Unsec. Gtd. Notes, 7.38%,
  03/01/05                                         50,000        53,134
-----------------------------------------------------------------------
Safeway Inc., Notes, 2.50%, 11/01/05              125,000       125,066
=======================================================================
                                                                178,200
=======================================================================

GAS UTILITIES-0.70%

CenterPoint Energy Resources Corp., Unsec.
  Deb., 6.50%, 02/01/08                           200,000       214,110
-----------------------------------------------------------------------
Kinder Morgan Energy Partners, L.P.,
  Sr. Unsec. Sub. Notes, 8.00%, 03/15/05          100,000       106,613
-----------------------------------------------------------------------
Kinder Morgan, Inc., Sr. Unsec. Notes, 6.80%,
  03/01/08                                        250,000       276,777
=======================================================================
                                                                597,500
=======================================================================

HEALTH CARE FACILITIES-0.76%

HCA Inc.,
  Notes,
  6.25%, 02/15/13                                 100,000       105,270
-----------------------------------------------------------------------
  7.00%, 07/01/07                                 300,000       328,881
-----------------------------------------------------------------------
  Sr. Sub. Notes, 6.91%, 06/15/05                 200,000       211,164
=======================================================================
                                                                645,315
=======================================================================

HOMEBUILDING-0.95%

Lennar Corp.-Series B, Class A,
  Sr. Unsec. Gtd. Global Notes, 9.95%,
  05/01/10                                        350,000       399,875
-----------------------------------------------------------------------
M.D.C. Holdings, Inc., Sr. Unsec. Gtd. Notes,
  5.50%, 05/15/13                                 400,000       403,976
=======================================================================
                                                                803,851
=======================================================================

HOUSEWARES & SPECIALTIES-0.43%

American Greetings Corp., Unsec. Putable
  Notes, 6.10%, 08/01/08                          350,000       362,687
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

HYPERMARKETS & SUPER CENTERS-0.16%

Wal-Mart Stores, Inc., Unsec. Deb., 8.50%,
  09/15/24                                     $  125,000   $   134,954
=======================================================================

INDUSTRIAL CONGLOMERATES-0.13%

URC Holdings Corp., Sr. Notes, 7.88%,
  06/30/06 (Acquired 10/08/03; Cost
  $113,227)(a)                                    100,000       111,277
=======================================================================

INTEGRATED OIL & GAS-0.35%

Occidental Petroleum Corp., Sr. Unsec. Notes,
  6.50%, 04/01/05                                 250,000       263,863
-----------------------------------------------------------------------
Repsol International Finance B.V.
  (Netherlands), Unsec. Gtd. Global Notes,
  7.45%, 07/15/05                                  30,000        32,335
=======================================================================
                                                                296,198
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-5.55%

AT&T Corp., Unsec. Unsub. Notes, 7.00%,
  05/15/05                                        150,000       158,732
-----------------------------------------------------------------------
British Telecommunications PLC (United
  Kingdom), Global Notes, 7.88%, 12/15/05         200,000       220,072
-----------------------------------------------------------------------
Citizens Communications Co., Sr. Unsec.
  Notes, 9.25%, 05/15/11                          230,000       273,576
-----------------------------------------------------------------------
Deutsche Telekom International Finance B.V.
  (Netherlands), Unsec. Gtd. Unsub. Global
  Bonds, 7.75%, 06/15/05                          125,000       135,273
-----------------------------------------------------------------------
France Telecom S.A. (France),
  Sr. Unsec. Global Notes, 8.50%, 03/01/31        250,000       330,295
-----------------------------------------------------------------------
GTE Hawaiian Telephone Co., Inc.-Series A,
  Unsec. Deb., 7.00%, 02/01/06                     75,000        81,647
-----------------------------------------------------------------------
New England Telephone & Telegraph Co.,
  Sr. Unsec. Notes, 7.65%, 06/15/07               150,000       170,547
-----------------------------------------------------------------------
Sprint Capital Corp.,
  Sr. Unsec. Gtd. Global Notes,
    6.00%, 01/15/07                               410,000       440,803
-----------------------------------------------------------------------
    7.13%, 01/30/06                               550,000       597,157
-----------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Global Notes,
  6.13%, 11/15/08                                 250,000       268,663
-----------------------------------------------------------------------
  Unsec. Gtd. Global Notes,
    7.90%, 03/15/05                               450,000       481,599
-----------------------------------------------------------------------
    8.75%, 03/15/32                               120,000       145,841
-----------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes,
  7.50%, 06/01/07                                 850,000       954,321
-----------------------------------------------------------------------
  8.00%, 06/01/11                                  75,000        88,688
-----------------------------------------------------------------------
Verizon Communications, Inc., Unsec. Deb.,
  6.94%, 04/15/28                                  50,000        53,004
-----------------------------------------------------------------------
  8.75%, 11/01/21                                 125,000       157,495
-----------------------------------------------------------------------
Verizon Pennsylvania Inc.-Series A, Global
  Notes, 5.65%, 11/15/11                          150,000       159,014
=======================================================================
                                                              4,716,727
=======================================================================

-----------------------------------------------------------------------
                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE

INVESTMENT BANKING & BROKERAGE-1.27%

Goldman Sachs Group, L.P., Unsec. Notes,
  7.25%, 10/01/05 (Acquired 03/18/03; Cost
  $167,339)(a)                                 $  150,000   $   162,149
-----------------------------------------------------------------------
Lehman Brothers Inc.,
  Sr. Sub. Deb., 11.63%, 05/15/05                 250,000       277,420
-----------------------------------------------------------------------
  Unsec. Sub. Notes, 7.63%, 06/01/06              150,000       167,649
-----------------------------------------------------------------------
Merrill Lynch & Co., Inc.-Series B,
  Medium Term Notes, 4.54%, 03/08/05              250,000       257,513
-----------------------------------------------------------------------
Morgan Stanley, Unsec. Notes, 6.30%, 01/15/06     200,000       214,180
=======================================================================
                                                              1,078,911
=======================================================================

LIFE & HEALTH INSURANCE-0.70%

Lincoln National Corp., Unsec. Deb., 9.13%,
  10/01/24                                        120,000       130,027
-----------------------------------------------------------------------
Prudential Holdings, LLC-Series B, Bonds,
  7.25%, 12/18/23 (Acquired 01/22/04; Cost
  $355,113)(a)(e)                                 300,000       352,173
-----------------------------------------------------------------------
ReliaStar Financial Corp., Unsec. Notes,
  8.00%, 10/30/06                                 100,000       111,999
=======================================================================
                                                                594,199
=======================================================================

MOVIES & ENTERTAINMENT-0.51%

Time Warner Inc.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  6.13%, 04/15/06                                 400,000       429,808
=======================================================================

MULTI-LINE INSURANCE-0.12%

MassMutual Global Funding II, Notes, 3.80%,
  04/15/09 (Acquired 10/07/03; Cost
  $99,867)(a)                                     100,000       100,244
=======================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.59%

Duke Energy Corp., First Mortgage Bonds,
  3.75%, 03/05/08                                 100,000       101,079
-----------------------------------------------------------------------
Westar Energy, Inc.,
  Sec. First Mortgage Global Bonds, 7.88%,
  05/01/07                                        350,000       401,408
=======================================================================
                                                                502,487
=======================================================================

MUNICIPALITIES-0.87%

California (State of) Industry Urban
  Development Agency; Project 3 Tax
  Allocation, Series 2003B 6.10%,
  05/01/24(e)(f)                                  450,000       460,490
-----------------------------------------------------------------------
Illinois (State of);
  Unlimited Tax Pension Series 2003 GO,
  5.10%, 06/01/33(f)                              300,000       281,634
=======================================================================
                                                                742,124
=======================================================================

OIL & GAS DRILLING-0.30%

R&B Falcon Corp.-Series B, Sr. Unsec. Notes,
  6.75%, 04/15/05                                 100,000       105,314
-----------------------------------------------------------------------
Transocean Inc.(Cayman Islands),
  Sr. Unsec. Unsub. Global Deb., 8.00%,
  04/15/27                                        125,000       152,163
=======================================================================
                                                                257,477
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

OIL & GAS EXPLORATION & PRODUCTION-1.21%

Kern River Funding Corp., Sr. Gtd. Notes,
  4.89%, 04/30/18 (Acquired 05/20/03; Cost
  151,044)(a)                                  $  145,725   $   145,638
-----------------------------------------------------------------------
Kerr-McGee Corp., Unsec. Gtd. Global Notes,
  5.38%, 04/15/05                                 150,000       156,288
-----------------------------------------------------------------------
Louis Dreyfus Natural Gas Corp., Sr. Sub.
  Notes, 9.25%, 06/15/04                          125,000       128,110
-----------------------------------------------------------------------
Pemex Project Funding Master Trust,
  Unsec. Gtd. Unsub. Global Notes,
  7.38%, 12/15/14                                 550,000       593,472
=======================================================================
                                                              1,023,508
=======================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-0.25%

Petroleos Mexicanos (Mexico),
  Unsec. Gtd. Unsub. Global Notes, 6.50%,
  02/01/05                                        150,000       156,563
-----------------------------------------------------------------------
Plains All American Pipeline L.P., Sr. Notes,
  5.63%, 12/15/13 (Acquired 12/03/03; Cost
  $49,867)(a)                                      50,000        51,412
=======================================================================
                                                                207,975
=======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.36%

CIT Group Inc.,
  Sr. Unsec. Notes, 6.63%, 06/15/05               200,000       212,724
-----------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes, 7.63%,
  08/16/05                                        175,000       189,702
-----------------------------------------------------------------------
Citigroup Inc., Unsec. Sub. Global Bonds,
  6.00%, 10/31/33                                 100,000       101,924
-----------------------------------------------------------------------
General Electric Capital Corp.,
  Gtd. Sub. Notes, 8.13%, 05/15/12                215,000       261,584
-----------------------------------------------------------------------
  Series A, Sr. Medium Term Global Notes,
  4.25%, 12/01/10                                  50,000        49,987
-----------------------------------------------------------------------
  Series A, Medium Term Global Notes,
    2.85%, 01/30/06                                25,000        25,356
-----------------------------------------------------------------------
    5.88%, 02/15/12                                75,000        81,219
-----------------------------------------------------------------------
    6.00%, 06/15/12                               100,000       109,064
-----------------------------------------------------------------------
Heller Financial, Inc.-Class A,
  Sr. Unsec. Global Notes, 8.00%, 06/15/05        400,000       433,428
-----------------------------------------------------------------------
Household Finance Corp.,
  Medium Term Notes, 3.38%, 02/21/06               50,000        51,178
-----------------------------------------------------------------------
  Sr. Unsec. Global Notes, 6.50%, 01/24/06        100,000       108,112
-----------------------------------------------------------------------
ING Capital Funding Trust III, Gtd. Global
  Bonds, 8.44%(c)                                  75,000        92,185
-----------------------------------------------------------------------
Pemex Finance Ltd. (Cayman Islands)- Series
  1999-2, Class A1, Global Bonds, 9.69%,
  08/15/09                                        100,000       117,562
-----------------------------------------------------------------------
Regional Diversified Funding, Sr. Notes,
  9.25%, 03/15/30 (Acquired 01/10/03; Cost
  $163,526)(a)                                    145,740       171,063
=======================================================================
                                                              2,005,088
=======================================================================

-----------------------------------------------------------------------
                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE

PROPERTY & CASUALTY INSURANCE-0.36%

Oil Insurance Ltd. (Bermuda), Unsec. Sub.
  Deb., 5.15%, 08/15/33 (Acquired 01/21/04;
  Cost $311,037)(a)                            $  300,000   $   303,786
=======================================================================

PUBLISHING-0.35%

News America Holdings,
  Unsec. Gtd. Deb., 7.75%, 01/20/24                50,000        59,151
-----------------------------------------------------------------------
  Sr. Unsec. Gtd. Deb., 7.70%, 10/30/25           200,000       235,876
=======================================================================
                                                                295,027
=======================================================================

REAL ESTATE-0.66%

EOP Operating L.P., Unsec. Notes, 8.38%,
  03/15/06                                        500,000       559,700
=======================================================================

REGIONAL BANKS-1.26%

Greater Bay Bancorp.-Series B, Sr. Notes,
  5.25%, 03/31/08                                 500,000       506,775
-----------------------------------------------------------------------
Santander Financial Issuances (Cayman
  Islands),
  Sec. Sub. Notes, 2.19%(c)(d)(g)                 500,000       481,250
-----------------------------------------------------------------------
Union Planters Corp., Notes, 4.38%, 12/01/10       85,000        85,703
=======================================================================
                                                              1,073,728
=======================================================================

REINSURANCE-0.23%

GE Global Insurance Holding Corp., Unsec.
  Notes,
  7.00%, 02/15/26                                 100,000       110,108
-----------------------------------------------------------------------
  7.50%, 06/15/10                                  75,000        87,220
=======================================================================
                                                                197,328
=======================================================================

RESTAURANTS-0.10%

McDonald's Corp., Unsec. Deb., 7.05%,
  11/15/25                                         75,000        82,051
=======================================================================

SOVEREIGN DEBT-1.53%

Japan Bank for International Cooperation
  (Japan),
  Unsec. Gtd. Euro Bonds, 6.50%, 10/06/05         100,000       107,406
-----------------------------------------------------------------------
United Mexican States (Mexico), Global Notes,
  4.63%, 10/08/08                                 300,000       302,625
-----------------------------------------------------------------------
  6.63%, 03/03/15                                 150,000       155,963
-----------------------------------------------------------------------
  7.50%, 04/08/33                                 700,000       730,625
=======================================================================
                                                              1,296,619
=======================================================================

THRIFTS & MORTGAGE FINANCE-0.86%

Bank United-Series A, Medium Term Notes,
  8.00%, 03/15/09                                  50,000        58,803
-----------------------------------------------------------------------
Countrywide Home Loans, Inc.,
  Series J, Gtd. Medium Term Global Notes,
  5.50%, 08/01/06                                 125,000       133,595
-----------------------------------------------------------------------
  Series K, Medium Term Global Notes,
  3.50%, 12/19/05                                 100,000       102,618
-----------------------------------------------------------------------
Washington Mutual Finance Corp.,
  Sr. Unsec. Notes, 8.25%, 06/15/05               400,000       434,436
=======================================================================
                                                                729,452
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

TOBACCO-0.31%

Altria Group, Inc.,
  Notes, 7.00%, 11/04/13                       $   75,000   $    81,602
-----------------------------------------------------------------------
Altria Group, Inc.,
  Notes, 7.13%, 10/01/04                          100,000       103,375
-----------------------------------------------------------------------
  Unsec. Notes, 6.38%, 02/01/06                    75,000        79,441
=======================================================================
                                                                264,418
=======================================================================

TRUCKING-1.12%

Hertz Corp. (The)-Class A,
  Floating Rate Global Notes, 1.71%,
  08/13/04(b)                                     350,000       350,000
-----------------------------------------------------------------------
Roadway Corp., Sr. Unsec. Gtd. Global Notes,
  8.25%, 12/01/08                                 525,000       605,141
=======================================================================
                                                                955,141
=======================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.25%

TeleCorp PCS, Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  10.63%, 07/15/10                                800,000       950,000
-----------------------------------------------------------------------
Tritel PCS Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 10.38%, 01/15/11                         800,000       965,000
=======================================================================
                                                              1,915,000
=======================================================================
    Total Bonds & Notes (Cost $40,760,082)                   41,220,588
=======================================================================

ASSET-BACKED SECURITIES-1.40%

ELECTRIC UTILITIES-0.50%

Yorkshire Power Finance (Cayman Islands)-
  Series 2000-1, Pass Through Ctfs., 8.25%,
  02/15/05 (Acquired 06/19/03-09/22/03; Cost
  $434,413)(a)                                    400,000       423,056
=======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.90%

Citicorp Lease-Series 1999-1, Class A1,
  Pass Through Ctfs., 7.22%, 06/15/05
  (Acquired 05/08/02-09/23/03; Cost
  $486,338)(a)                                    455,010       485,987
-----------------------------------------------------------------------
Citicorp Lease-Series 1999-1, Class A2,
  Pass Through Ctfs., 8.04%, 12/15/19
  (Acquired 08/20/02; Cost $166,614)(a)           150,000       177,853
-----------------------------------------------------------------------
First Industrial Realty Trust, Inc., Putable
  PATS, 7.38%, 05/15/04 (Acquired 02/06/03;
  Cost $104,850)(a)                               100,000       101,486
=======================================================================
                                                                765,326
=======================================================================
    Total Asset-Backed Securities (Cost
      $1,164,491)                                             1,188,382
=======================================================================

U.S. MORTGAGE-BACKED SECURITIES-37.42%

FEDERAL HOME LOAN BANK-1.45%

Unsec. Bonds,
  4.88%, 04/16/04 to 05/15/07                     650,000       684,245
-----------------------------------------------------------------------
  5.70%, 03/03/09                                 500,000       549,185
=======================================================================
                                                              1,233,430
=======================================================================

-----------------------------------------------------------------------
                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-7.84%

Pass Through Ctfs.,
  6.00%, 08/01/14 to 10/01/32                  $2,738,413   $ 2,863,341
-----------------------------------------------------------------------
  5.50%, 05/01/16 to 2/01/17                      239,064       248,535
-----------------------------------------------------------------------
  6.50%, 05/01/16 to 08/01/32                   1,130,482     1,194,804
-----------------------------------------------------------------------
  7.00%, 06/01/16 to 06/01/32                     348,827       370,541
-----------------------------------------------------------------------
  7.50%, 04/01/17 to 03/01/32                     432,444       464,486
-----------------------------------------------------------------------
Unsec. Global Notes,
  2.75%, 03/15/08                               1,000,000       985,200
-----------------------------------------------------------------------
Unsec. Notes,
  4.88%, 03/15/07                                 500,000       532,685
=======================================================================
                                                              6,659,592
=======================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-20.60%

Pass Through Ctfs.,
  7.50%, 11/01/15 to 05/01/32                      88,303        94,490
-----------------------------------------------------------------------
  7.00%, 12/01/15 to 02/01/33                   2,011,752     2,135,988
-----------------------------------------------------------------------
  6.50%, 05/01/16 to 10/01/32                   3,702,564     3,890,827
-----------------------------------------------------------------------
  5.50%, 12/01/16 to 12/01/33                   4,617,587     4,726,049
-----------------------------------------------------------------------
  6.00%, 01/01/17 to 12/01/33                   3,735,423     3,888,251
-----------------------------------------------------------------------
  5.00%, 03/01/18 to 10/01/18                   1,529,786     1,566,889
-----------------------------------------------------------------------
  8.00%, 08/01/21 to 04/01/32                     689,735       745,380
-----------------------------------------------------------------------
Unsec. Global Notes,
  4.38%, 09/15/12                                  75,000        74,880
-----------------------------------------------------------------------
Unsec. Notes,
  5.25%, 06/15/06                                 300,000       320,646
-----------------------------------------------------------------------
Unsec. Sub. Notes,
  5.25%, 08/01/12                                  50,000        51,915
=======================================================================
                                                             17,495,315
=======================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-6.85%

Pass Through Ctfs.,
  7.50%, 06/15/23 to 05/15/32                     486,707       525,222
-----------------------------------------------------------------------
  8.50%, 02/15/25                                  47,023        51,644
-----------------------------------------------------------------------
  8.00%, 08/15/25                                  17,798        19,449
-----------------------------------------------------------------------
  7.00%, 04/15/28 to 03/15/33                     588,137       627,546
-----------------------------------------------------------------------
  6.00%, 11/15/28 to 02/15/33                   1,649,476     1,722,634
-----------------------------------------------------------------------
  6.50%, 01/15/29 to 12/15/33                   2,235,086     2,360,512
-----------------------------------------------------------------------
  5.50%, 12/15/33                                 499,502       510,656
=======================================================================
                                                              5,817,663
=======================================================================
TENNESSEE VALLEY AUTHORITY-0.68%

Unsec. Bonds, 7.14%, 01/15/08                     500,000       582,045
=======================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $31,252,200)                                     31,788,045
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
U.S. TREASURY SECURITIES-11.34%

U.S. TREASURY NOTES-6.69%

  3.13%, 10/15/08                              $  400,000   $   400,936
-----------------------------------------------------------------------
  4.75%, 11/15/08                               1,700,000     1,826,701
-----------------------------------------------------------------------
  5.00%, 02/15/11 to 08/15/11(h)                3,200,000     3,452,624
=======================================================================
                                                              5,680,261
=======================================================================

U.S. TREASURY BONDS-4.65%

  7.25%, 05/15/16 to 08/15/22                   1,600,000     2,024,872
-----------------------------------------------------------------------
  7.50%, 11/15/16                               1,500,000     1,929,135
=======================================================================
                                                              3,954,007
=======================================================================
    Total U.S. Treasury Securities (Cost
      $9,584,527)                                             9,634,268
=======================================================================

-----------------------------------------------------------------------
                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------

MONEY MARKET FUNDS-0.05%

Liquid Assets Portfolio(i)                         20,765   $    20,765
-----------------------------------------------------------------------
STIC Prime Portfolio(i)                            20,765        20,765
=======================================================================
    Total Money Market Funds (Cost $41,530)                      41,530
=======================================================================
TOTAL INVESTMENTS-98.74% (Cost $82,802,830)                  83,872,813
=======================================================================
OTHER ASSETS LESS LIABILITIES-1.26%                           1,069,816
=======================================================================
NET ASSETS-100.00%                                          $84,942,629
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

Ctfs    - Certificates
Deb.    - Debentures
GO      - General Obligation Bonds
Gtd.    - Guaranteed
Jr.     - Junior
PATS    - Pass Through Asset Trust Securities
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate market value of these securities at 01/31/04 was $4,830,414, which represented 5.69% of the Fund's net assets. These securities are considered to be illiquid.
(b) Interest rates are redetermined quarterly. Rates shown are rates in effect on 01/31/04.
(c) Perpetual bond with no specified maturity date.
(d) Interest rates are redetermined semi-annually. Rates shown are rates in effect on 01/31/04.
(e) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Security Assurance Inc., or MBIA Insurance Corp.
(f) Interest on this security is taxable income to the Fund.
(g) Security fair valued in accordance with procedures established by the Board of Trustees.
(h) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1 section G and Note 7.
(i) The money market fund and the Fund are affiliated by having the same advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost
  $82,761,300)                                  $83,831,283
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $41,530)                                     41,530
-----------------------------------------------------------
    Total Investments (cost $82,802,830)         83,872,813
===========================================================
Cash                                                479,218
-----------------------------------------------------------
Receivables for:
-----------------------------------------------------------
  Investments sold                                  384,676
-----------------------------------------------------------
  Fund shares sold                                  211,081
-----------------------------------------------------------
  Dividends and interest                          1,001,035
-----------------------------------------------------------
  Amount due from advisor                            25,472
-----------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                    7,982
-----------------------------------------------------------
Other assets                                         28,952
===========================================================
    Total assets                                 86,011,229
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             605,034
-----------------------------------------------------------
  Fund shares reacquired                            325,138
-----------------------------------------------------------
  Deferred compensation and retirement plans          8,251
-----------------------------------------------------------
  Variation margin                                    4,766
-----------------------------------------------------------
Accrued distribution fees                            52,022
-----------------------------------------------------------
Accrued trustees' fees                                  612
-----------------------------------------------------------
Accrued transfer agent fees                          47,320
-----------------------------------------------------------
Accrued operating expenses                           25,457
===========================================================
    Total liabilities                             1,068,600
===========================================================
Net assets applicable to shares outstanding     $84,942,629
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

  Shares of beneficial interest                 $83,459,022
-----------------------------------------------------------
  Undistributed net investment income              (299,760)
-----------------------------------------------------------
  Undistributed net realized gain from
    investment securities                           749,852
-----------------------------------------------------------
  Unrealized appreciation of investment
    securities and futures contracts              1,033,515
===========================================================
                                                $84,942,629
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $30,565,076
___________________________________________________________
===========================================================
Class B                                         $46,001,100
___________________________________________________________
===========================================================
Class C                                         $ 8,376,453
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                           2,897,046
___________________________________________________________
===========================================================
Class B                                           4,359,812
___________________________________________________________
===========================================================
Class C                                             793,826
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     10.55
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.55 divided by
      95.25%)                                   $     11.08
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     10.55
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     10.55
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended January 31, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                       1,692,275
------------------------------------------------------------------------
Dividends from affiliated money market funds                       6,633
========================================================================
  Total investment income                                      1,698,908
========================================================================
EXPENSES:

Advisory fees                                                    215,673
------------------------------------------------------------------------
Administrative services fees                                      25,137
------------------------------------------------------------------------
Custodian fees                                                    17,350
------------------------------------------------------------------------
Distribution fees
  Class A                                                         53,967
------------------------------------------------------------------------
  Class B                                                        234,687
------------------------------------------------------------------------
  Class C                                                         42,469
------------------------------------------------------------------------
Transfer agent fees                                              153,291
------------------------------------------------------------------------
Trustees' fees                                                     5,303
------------------------------------------------------------------------
Other                                                             93,110
========================================================================
    Total expenses                                               840,987
========================================================================
Less: Fees waived and expense offset arrangements               (201,728)
========================================================================
    Net expenses                                                 639,259
========================================================================
Net investment income                                          1,059,649
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FUTURES CONTRACTS:

Net realized gain from investment securities                     751,202
------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        1,949,804
------------------------------------------------------------------------
  Futures contracts                                              (36,468)
========================================================================
                                                               1,913,336
========================================================================
Net gain from investment securities and futures contracts      2,664,538
========================================================================
Net increase in net assets resulting from operations          $3,724,187
________________________________________________________________________
========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2004 and the year ended July 31, 2003 (Unaudited)

                                                              JANUARY 31,     JULY 31,
                                                                 2004           2003
----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $1,059,649     $ 1,582,068
----------------------------------------------------------------------------------------
  Net realized gain from investment securities and futures
    contracts                                                    751,202       1,445,148
----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and futures contracts                1,913,336      (1,022,343)
========================================================================================
    Net increase in net assets resulting from operations       3,724,187       2,004,873
========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (558,382)       (797,837)
----------------------------------------------------------------------------------------
  Class B                                                       (673,301)     (1,033,094)
----------------------------------------------------------------------------------------
  Class C                                                       (122,253)       (208,766)
========================================================================================
  Total distributions from net investment income              (1,353,936)     (2,039,697)
========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                       (275,860)        (29,369)
----------------------------------------------------------------------------------------
  Class B                                                       (409,961)        (47,717)
----------------------------------------------------------------------------------------
  Class C                                                        (73,758)         (8,496)
========================================================================================
  Total distributions from net realized gains                   (759,579)        (85,582)
========================================================================================
    Decrease in net assets resulting from distributions       (2,113,515)     (2,125,279)
========================================================================================
Share transactions-net:
  Class A                                                       (344,839)     21,104,305
----------------------------------------------------------------------------------------
  Class B                                                     (2,530,668)     33,005,431
----------------------------------------------------------------------------------------
  Class C                                                       (967,814)      6,138,256
========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                       (3,843,321)     60,247,992
========================================================================================
    Net increase (decrease) in net assets                     (2,232,649)     60,127,586
========================================================================================
NET ASSETS:

  Beginning of period                                         87,175,278      27,047,692
========================================================================================
  End of period (including undistributed net investment
    income of $(299,760) and $(5,473) for 2004 and 2003,
    respectively)                                             $84,942,629    $87,175,278
________________________________________________________________________________________
========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

January 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Total Return Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve maximum total return consistent with preservation of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end, and as such, the net asset value for shareholder transactions may be different than the net asset value reported in these financial statements. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

D. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. The difference between the selling price and the future repurchase price is recorded as realized gain (loss). At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

E. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

F. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

G. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

H. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $500 million of the Fund's average daily net assets, plus 0.45% on the next $500 million of the Fund's average daily net assets, plus 0.40% on the Fund's average daily net assets in excess of $1 billion. AIM has contractually agreed to waive advisory fees and/or reimburse expenses (excluding interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit total annual operating expenses of Class A shares to 1.25% and has voluntarily agreed to waive advisory fees and/or reimburse expenses (excluding interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) of Class A, Class B and Class C shares to the extent necessary to limit total annual operating expenses of Class A shares to 1.00%. Voluntary fee waivers or reimbursements may be modified or discontinued at any time without further notice to investors. During periods of fee waivers and reimbursements, to the extent that the annualized expense ratio does not

                                                          TOTAL RETURN BOND FUND

exceed the limit, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. For the six months ended January 31, 2004, AIM waived fees of $185,849.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended January 31, 2004, AIM was paid $25,137 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the six months ended January 31, 2004, AISI retained $76,236 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. AIM Distributors has contractually agreed to waive up to 0.10% of Rule 12b-1 plan fees on Class A shares. Pursuant to the Plans, for the six months ended January 31, 2004, the Class A, Class B and Class C shares paid AIM Distributors $38,548, $234,687 and $42,469, respectively after AIM Distributors waived Class A plan fees of $15,419.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2004, AIM Distributors retained $23,827 in front-end sales commissions from the sale of Class A shares and $54, $0 and $1,818 from Class A, Class B shares and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.


NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted pursuant to an exemptive order the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees to invest daily available cash balances in affiliated money market funds. Each day the prior day's balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day's available cash. The table below shows the transactions in and earnings from investments in affiliated money market funds for the period ended January 31, 2004.

                                                                           UNREALIZED
                            MARKET VALUE    PURCHASES    PROCEEDS FROM    APPRECIATION    MARKET VALUE     DIVIDEND       REALIZED
FUND                         07/31/2003      AT COST         SALES       (DEPRECIATION)    01/31/2004       INCOME      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio      $  750,113    $13,933,411   $(14,662,759)         $--          $20,765        $  3,290       $    --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio            750,113     13,933,411    (14,662,759)          --          $20,765           3,343            --
====================================================================================================================================
                             $1,500,226    $27,866,822   $(29,325,518)         $--          $41,530        $  6,633       $    --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from Demand Deposit Account (DDA) balances in transfer agency clearing accounts and custodian credits resulting from periodic overnight cash balances at the custodian. For the six months ended January 31, 2004, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $460 under an expense offset arrangement, which resulted in a reduction of the Fund's total expenses of $460.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the six months ended January 31, 2004, the Fund paid legal fees of $2,473 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended January 31, 2004.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended January 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 7--FUTURES CONTRACTS

On January 31, 2004, $100,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                         OPEN FUTURES CONTRACTS AT PERIOD END
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           UNREALIZED
                                                               NO. OF         MONTH/         MARKET       APPRECIATION
CONTRACT                                                      CONTRACTS     COMMITMENT       VALUE       (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes                                        5        Mar-04/Short    $1,072,500       $ (8,707)
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                                       15        Mar-04/Short     1,684,922        (27,761)
=======================================================================================================================
                                                                                           $2,757,422       $(36,468)
_______________________________________________________________________________________________________________________
=======================================================================================================================

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2004 was $152,045,037 and $156,208,525, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                          $1,293,588
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (223,605)
===========================================================
Net unrealized appreciation of investment
  securities                                     $1,069,983
___________________________________________________________
===========================================================
Investments have same cost for tax and financial statement
purposes.


NOTE 10--SHARE INFORMATION

The Fund currently offers three classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                     SIX MONTHS ENDED                   YEAR ENDED
                                                                     JANUARY 31, 2004                 JULY 31, 2003
                                                              ------------------------------    --------------------------
                                                                  SHARES           AMOUNT         SHARES         AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                            744,170    $  7,795,463     3,675,553    $ 38,439,296
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                            906,558       9,502,449     4,564,339      47,687,420
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                            243,131       2,551,178     1,230,567      12,857,366
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             71,965         754,928        72,052         755,569
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                             89,214         935,747        88,787         931,209
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                             17,159         179,968        18,930         198,523
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                            119,748       1,257,676        79,038         832,366
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                           (119,748)     (1,257,676)      (79,022)       (832,366)
==========================================================================================================================
Reacquired:
  Class A                                                           (969,004)    (10,152,906)   (1,811,444)    (18,922,926)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         (1,119,194)    (11,711,188)   (1,411,242)    (14,780,832)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                           (353,550)     (3,698,960)     (661,171)     (6,917,633)
==========================================================================================================================
                                                                    (369,551)   $ (3,843,321)    5,766,387    $ 60,247,992
__________________________________________________________________________________________________________________________
==========================================================================================================================

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   CLASS A
                                                              -------------------------------------------------
                                                                                              DECEMBER 31, 2001
                                                              SIX MONTHS                      (DATE OPERATIONS
                                                                 ENDED          YEAR ENDED      COMMENCED) TO
                                                              JANUARY 31,        JULY 31,         JULY 31,
                                                                 2004              2003             2002
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.35          $ 10.19           $10.00
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.15             0.32(a)          0.18(a)
===============================================================================================================
  Net gains on securities (both realized and unrealized)           0.33             0.26             0.23
===============================================================================================================
    Total from investment operations                               0.48             0.58             0.41
===============================================================================================================
Less distributions:
  Dividends from net investment income                            (0.19)           (0.40)           (0.22)
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.09)           (0.02)              --
===============================================================================================================
    Total distributions                                           (0.28)           (0.42)           (0.22)
===============================================================================================================
Net asset value, end of period                                  $ 10.55          $ 10.35           $10.19
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                    4.72%            5.77%            4.09%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $30,565          $30,336           $9,325
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.00%(c)         1.00%            1.00%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              1.53%(c)         1.54%            3.21%(d)
===============================================================================================================
Ratio of net investment income to average net assets               2.94%(c)         3.07%            3.10%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(e)                                          181%             284%             215%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $30,670,406.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                   CLASS B
                                                              -------------------------------------------------
                                                                                              DECEMBER 31, 2001
                                                              SIX MONTHS                      (DATE OPERATIONS
                                                                 ENDED          YEAR ENDED      COMMENCED) TO
                                                              JANUARY 31,        JULY 31,         JULY 31,
                                                                 2004              2003             2002
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.35          $ 10.19           $ 10.00
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.11             0.24(a)           0.14(a)
===============================================================================================================
  Net gains on securities (both realized and unrealized)           0.33             0.27              0.22
===============================================================================================================
    Total from investment operations                               0.44             0.51              0.36
===============================================================================================================
Less distributions:
  Dividends from net investment income                            (0.15)           (0.33)            (0.17)
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.09)           (0.02)               --
===============================================================================================================
    Total distributions                                           (0.24)           (0.35)            (0.17)
===============================================================================================================
Net asset value, end of period                                  $ 10.55          $ 10.35           $ 10.19
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                    4.34%            4.98%             3.65%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $46,001          $47,655           $14,678
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.75%(c)         1.75%             1.75%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.18%(c)         2.19%             3.86%(d)
===============================================================================================================
Ratio of net investment income to average net assets               2.19%(c)         2.32%             2.35%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(e)                                          181%             284%              215%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $46,682,387.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                   CLASS C
                                                              -------------------------------------------------
                                                                                              DECEMBER 31, 2001
                                                              SIX MONTHS                      (DATE OPERATIONS
                                                                 ENDED          YEAR ENDED      COMMENCED) TO
                                                              JANUARY 31,        JULY 31,         JULY 31,
                                                                 2004              2003             2002
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.35          $ 10.19           $ 10.00
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.11           0.24(a)          0.14(a)
---------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.33             0.27              0.22
===============================================================================================================
    Total from investment operations                               0.44             0.51              0.36
===============================================================================================================
Less distributions:
  Dividends from net investment income                            (0.15)           (0.33)            (0.17)
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.09)           (0.02)               --
===============================================================================================================
    Total distributions                                           (0.24)           (0.35)            (0.17)
===============================================================================================================
Net asset value, end of period                                  $ 10.55          $ 10.35           $ 10.19
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                    4.34%            4.98%             3.65%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $ 8,376          $ 9,185           $ 3,045
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.75%(c)         1.75%             1.75%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.18%(c)         2.19%             3.86%(d)
===============================================================================================================
Ratio of net investment income to average net assets               2.19%(c)         2.32%             2.35%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(e)                                          181%             284%              215%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $8,447,585.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG continues to serve as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

  A.  Regulatory Inquiries and Actions
      ---------------------------------

    1.  IFG

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the chief executive officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

    2.  AIM

AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

    3.  AMVESCAP Response

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

  B.  Private Actions
      ---------------

In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and
(iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions alleging market timing throughout the mutual fund industry should be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Twelve actions filed against IFG have been conditionally transferred to the Panel in Maryland, and IFG and AIM anticipate that all other market timing actions that may be filed or that are already pending against IFG and/or AIM will be transferred to the Panel as well.

  Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

  As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

                                                             AIM HIGH YIELD FUND

                                              AIM LIMITED MATURITY TREASURY FUND
                                                           AIM MONEY MARKET FUND
                                                            AIM REAL ESTATE FUND
                                                        AIM SHORT TERM BOND FUND
                                                      AIM TOTAL RETURN BOND FUND
                                                                     PROSPECTUS
                                                                 APRIL 30, 2004


INSTITUTIONAL CLASSES


AIM High Yield Fund seeks to achieve a high level of current income.

AIM Limited Maturity Treasury Fund seeks liquidity with minimum fluctuation of principal value, and, consistent with this objective, the highest total return achievable.

AIM Money Market Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

AIM Real Estate Fund seeks to achieve high total return.

AIM Short Term Bond Fund seeks to achieve a high level of current income consistent with preservation of capital.

AIM Total Return Bond Fund seeks to achieve maximum total return consistent with preservation of capital.
--------------------------------------------------------------------------------

This prospectus contains important information about the Institutional Class shares of the funds. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:

- is not FDIC insured;

- may lose value; and

- is not guaranteed by a bank.


Institutional Class shares of the Money Market Fund are not currently available for public sale. Investors may not purchase Institutional shares of the Fund through exchanges from other AIM Funds or through automatic dividend reinvestment from another AIM Fund.

   -------------------------------------------------------------------------
   AIM HIGH YIELD - LIMITED MATURITY TREASURY - MONEY MARKET - REAL ESTATE -
                   SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES AND STRATEGIES                 1
------------------------------------------------------

AIM High Yield Fund                                  1
AIM Limited Maturity Treasury Fund                   1
AIM Money Market Fund                                1
AIM Real Estate Fund                                 1
AIM Short Term Bond Fund                             2
AIM Total Return Bond Fund                           2
All Funds                                            2
Limited Maturity, Short Term Bond and
  Total Return Bond                                  2
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUNDS            3
------------------------------------------------------

PERFORMANCE INFORMATION                              5
------------------------------------------------------

Annual Total Returns                                 5
Performance Table                                    9
FEE TABLE AND EXPENSE EXAMPLE                       11
------------------------------------------------------

Fee Table                                           11
Expense Example                                     12
FUND MANAGEMENT                                     13
------------------------------------------------------

The Advisors                                        13
Advisor Compensation                                13
Portfolio Managers                                  13
OTHER INFORMATION                                   14
------------------------------------------------------

Dividends and Distributions                         14
Suitability for Investors                           14
FINANCIAL HIGHLIGHTS                                15
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Purchasing Shares                                  A-1
Redeeming Shares                                   A-2
Pricing of Shares                                  A-2
Taxes                                              A-3
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta Con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

   -------------------------------------------------------------------------
   AIM HIGH YIELD - LIMITED MATURITY TREASURY - MONEY MARKET - REAL ESTATE -
                   SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------

AIM HIGH YIELD FUND (HIGH YIELD)
The fund's investment objective is to achieve a high level of current income. The fund will attempt to achieve its objective by investing primarily in publicly traded non-investment grade securities. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in non-investment grade debt securities, i.e., "junk bonds." In complying with this 80% investment requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options. The fund considers a bond to be a junk bond if it is rated Ba or lower by Moody's Investors Service, Inc. or BB or lower by Standard & Poor's Rating Services. The fund will principally invest in junk bonds rated B or above by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services or deemed by the portfolio managers to be of comparable quality. The fund may also invest in preferred stock. The fund may invest up to 25% of its total assets in foreign securities.

    Although the portfolio managers focus on debt securities that they believe have favorable prospects for high current income, they also consider the possibility of growth of capital of the security. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

AIM LIMITED MATURITY TREASURY FUND
(LIMITED MATURITY)
The fund's investment objective is to seek liquidity with minimum fluctuation of principal value, and, consistent with this objective, the highest total return achievable. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds. The fund will only purchase securities with maturities of three years or less.

    The portfolio managers focus on U.S. Treasury obligations they believe have favorable prospects for total return consistent with the fund's investment objective. The portfolio managers usually sell a particular security when any of these factors materially changes.

AIM MONEY MARKET FUND (MONEY MARKET)
The fund's investment objective is to is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund attempts to meet its objective by investing only in high-quality U.S. dollar-denominated short-term obligations, including:

- securities issued by the U.S. Government or its agencies;

- bankers' acceptances, certificates of deposit, and time deposits from U.S. or foreign banks;

- repurchase agreements;

- commercial paper;

- taxable municipal securities;

- master notes; and

- cash equivalents
The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities.

    The portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

AIM REAL ESTATE FUND (REAL ESTATE)

The fund's investment objective is to achieve high total return. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies. In complying with this 80% investment requirement, the fund may invest in debt and equity securities, including convertible securities, and its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include equity real estate investment trusts (REITs) that own property and mortgage REITs that make short-term construction and development mortgage loans or that invest in long-term mortgages or mortgage pools, or companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

    The fund may invest in equity, debt or convertible securities of companies unrelated to the real estate industry that the portfolio managers believe are undervalued and have potential for growth of capital. The fund will limit its investment in debt securities to those that are investment-grade or deemed by the fund's portfolio manager to be of comparable quality. The fund may invest up to 25% of its total assets in foreign securities.

    The portfolio managers utilize fundamental real estate analysis and quantitative securities analysis to select investments for the fund, including analyzing a company's management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company's properties and calculating expected returns,

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   AIM HIGH YIELD - LIMITED MATURITY TREASURY - MONEY MARKET - REAL ESTATE -
                   SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------

among other things. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

AIM SHORT TERM BOND FUND (SHORT TERM BOND)

The fund's investment objective is to achieve a high level of current income consistent with preservation of capital. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund will attempt to achieve its objective by investing, normally, at least 80% of its assets in a diversified portfolio of investment-grade fixed income securities. These securities may include U.S. Treasury and agency securities, mortgage-backed and asset-backed securities and corporate bonds of varying maturities. In complying with this 80% investment requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options. A fixed income security is considered investment grade if it is either rated at least investment grade by Moody's Investors Service, Inc. or Standard & Poor's (rated in the four highest ratings categories by Moody's or S&P), or the fund's portfolio managers believe it to be of comparable credit quality. Under normal market conditions the fund's effective duration and weighted average effective maturity, as estimated by the fund's portfolio managers, will be less than three years.

    The fund may invest up to 15% of its total assets in foreign securities. The fund will not invest in non-U.S. dollar denominated securities.

    The portfolio managers focus on securities that they believe have favorable prospects for a high level of current income, consistent with their concern for preservation of capital. In analyzing securities for possible investment, the portfolio managers ordinarily look for improving industry and company specific fundamentals, such as cash flow coverage, revenue growth, stable or improving credit ratings and business margin improvement, among other factors. The portfolio managers consider whether to sell a particular security when either of these factors materially changes.

AIM TOTAL RETURN BOND FUND (TOTAL RETURN BOND)

The fund's investment objective is to achieve maximum total return consistent with preservation of capital. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund will attempt to achieve its objective by investing, normally, at least 80% of its assets in a diversified portfolio of investment-grade fixed income securities generally represented by the sector categories within the Lehman Brothers Aggregate Bond Index. These fixed income securities may include U.S. Treasury and agency securities, mortgage-backed and asset-backed securities and corporate bonds of varying maturities. In complying with this 80% investment requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options. A fixed income security is considered investment grade if it is either rated at least investment grade by Moody's Investors Service, Inc. or Standard & Poor's (rated in the four highest ratings categories by Moody's or S&P), or the fund's portfolio managers believe it to be of comparable credit quality. Under normal market conditions the fund's effective duration, as estimated by the fund's portfolio managers, will be within +/-1.5 years of that of the Lehman Brothers Aggregate Bond Index and the fund will generally maintain a weighted average effective maturity, as estimated by the fund's portfolio managers, of between six and ten years.

    The fund may invest up to 25% of its total assets in foreign securities. The fund may invest up to 5% of its total assets in non-U.S. dollar denominated securities.

    The portfolio managers focus on securities that they believe have favorable prospects for maximum total return, consistent with their concern for preservation of capital. In analyzing securities for possible investment, the portfolio managers ordinarily look for improving industry and company specific fundamentals, such as cash flow coverage, revenue growth, stable or improving credit ratings and business margin improvement, among other factors. The portfolio managers consider whether to sell a particular security when either of these factors materially changes.

ALL FUNDS

For cash management purposes, the funds may also hold a portion of their assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of a fund are applied at the time of purchase.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the funds may temporarily hold all or a portion of their assets in cash, cash equivalents or high-quality debt instruments. As a result, a fund may not achieve its investment objective.

LIMITED MATURITY, SHORT TERM BOND AND
TOTAL RETURN BOND

Each fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If a fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

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                   SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

ALL FUNDS

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HIGH YIELD

Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease; junk bonds are less sensitive to this risk than are higher-quality bonds. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

    Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer and because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or to sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

LIMITED MATURITY

Interest rate increases can cause the price of a debt security to decrease; the longer the debt security's duration, the more sensitive it is to this risk.

MONEY MARKET

Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or default of any of the fund's holdings;

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries; or

- the risks generally associated with U.S. dollar-denominated foreign investments, including political and economic upheaval, seizure or nationalization of deposits, impositions of taxes or other restrictions on the payment of principal and interest.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

REAL ESTATE

The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. The issuer of a debt security may default or otherwise be unable to honor a financial obligation.

    The fund could conceivably hold real estate directly if a company defaults on debt securities the fund owns. In that event, an investment in the fund may have additional risks relating to direct ownership in real estate, including difficulties in valuing and trading real estate, declines in value of the properties, risks relating to general and local economic conditions, changes in the climate for real estate, increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations and increases in interest rates.

    The value of the fund's investment in REITs is affected by the factors listed above, as well as the management skill of the persons managing the REIT. Since REITs have expenses of their own, you will bear a proportionate share of those expenses in addition to those of the fund. Because the fund focuses its investments in REITs and other companies related to the real estate industry, the value of your shares may rise and fall more than the value of shares of a fund that invests in a broader range of companies.

    The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly increase the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

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                   SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------

SHORT TERM BOND AND TOTAL RETURN BOND

Fixed income securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a fixed income security to decrease. The longer a fixed income security's duration, the more sensitive it is to this risk. The issuer of a security may default or otherwise be unable to honor a financial obligation.

    Mortgage-backed and asset-backed securities are subject to different risks from bonds and, as a result, may respond to changes in interest rates differently. If interest rates fall, people refinance or pay off their mortgages ahead of time, which may cause mortgage-backed securities to lose value. If interest rates rise, many people may refinance or prepay their mortgages at a slower-than-expected rate. This may effectively lengthen the life of mortgage-backed securities, which may cause the securities to be more sensitive to changes in interest rates.

HIGH YIELD, REAL ESTATE, SHORT TERM BOND AND TOTAL RETURN BOND

Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about issuers, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

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                   SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


The bar charts and tables shown below provide an indication of the risks of investing in each of the funds. A fund's past performance (before and after taxes) is not necessarily an indication of its future performance. The returns shown for High Yield and Total Return Bond are those of each fund's Class A shares, the returns shown for Real Estate and Short Term Bond are those of each fund's Class C shares, and the returns shown for Money Market are those of the fund's AIM Cash Reserve Shares, none of which are offered in this prospectus. Institutional Class shares would have higher annual returns because, although the shares are invested in the same portfolio of securities, Institutional Class shares have lower expenses. As of the date of this prospectus, the Institutional Classes of High Yield, Money Market, Real Estate, Short Term Bond and Total Return Bond have not yet commenced operations.


ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


The following bar charts show changes in the performance of High Yield's and Total Return Bond's Class A shares, Real Estate's and Short Term Bond's Class C shares, Money Market's AIM Cash Reserve Shares and Limited Maturity's Institutional Class shares from year to year. The bar charts do not reflect sales loads. If they did, the annual total returns shown would be lower. Institutional Class shares are not subject to front-end or back-end sales loads.


HIGH YIELD--CLASS A


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              -------
1994...................................................................   (1.68)%
1995...................................................................    16.86%
1996...................................................................    15.44%
1997...................................................................    12.52%
1998...................................................................    (5.1)%
1999...................................................................     2.08%
2000...................................................................  (23.81)%
2001...................................................................   (3.59)%
2002...................................................................  (10.38)%
2003...................................................................    30.19%

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                   SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

LIMITED MATURITY--INSTITUTIONAL CLASS


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              -------
1994...................................................................   1.08%
1995...................................................................   9.67%
1996...................................................................   5.01%
1997...................................................................   6.22%
1998...................................................................   6.33%
1999...................................................................   2.88%
2000...................................................................   7.21%
2001...................................................................   7.75%
2002...................................................................   5.01%
2003...................................................................   1.65%



MONEY MARKET--AIM CASH RESERVE SHARES



                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              -------
1994...................................................................   3.44%
1995...................................................................   5.04%
1996...................................................................   4.41%
1997...................................................................   4.66%
1998...................................................................   4.62%
1999...................................................................   4.22%
2000...................................................................   5.45%
2001...................................................................   3.21%
2002...................................................................   0.91%
2003...................................................................   0.55%

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   AIM HIGH YIELD - LIMITED MATURITY TREASURY - MONEY MARKET - REAL ESTATE -
                   SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

REAL ESTATE--CLASS C SHARES


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              -------
1996...................................................................    36.44%
1997...................................................................    18.88%
1998...................................................................  (23.16)%
1999...................................................................   (3.54)%
2000...................................................................    28.25%
2001...................................................................     9.49%
2002...................................................................     8.06%
2003...................................................................    38.33%


SHORT TERM BOND--CLASS C SHARES


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              -------
2003...................................................................   2.79%

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                   SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND--CLASS A SHARES


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              -------
2002...................................................................   8.54%
2003...................................................................   5.12%



    The year-to-date total return for each fund as of March 31, 2004 was as follows:


High Yield--Class A                                              1.96%
Limited Maturity--Institutional Class                            0.72%
Money Market--AIM Cash Reserve Shares                            0.14%
Real Estate--Class C                                            12.26%
Short Term Bond--Class C                                         1.03%
Total Return Bond--Class A                                       2.78%



    During the periods shown in the bar charts, the highest quarterly returns and the lowest quarterly returns were as follows:


                                                         HIGHEST QUARTERLY RETURN      LOWEST QUARTERLY RETURN
FUND                                                         (QUARTER ENDED)               (QUARTER ENDED)
--------------------------------------------------------------------------------------------------------------
High Yield--Class A                                       10.17% (6/30/03)              (13.88)% (12/31/00)
Limited Maturity--Institutional Class                     3.13% (9/30/01)               (0.15)% (3/31/94)
Money Market--AIM Cash Reserve Shares                     1.41% (9/30/00                0.14% (3/31/03,
                                                            and 12/31/00)               6/30/03, 9/30/03
                                                                                          and 12/31/03)
Real Estate--Class C                                      19.39% (12/31/96)             (15.54)% (9/30/98)
Short Term Bond--Class C                                  1.23% (6/30/03)               0.21% (9/30/03)
Total Return Bond--Class A                                3.70% (9/30/02)               (0.11)% (9/30/03)

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                   SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares each fund's performance to that of a broad-based securities market index, a style specific index, and a peer group index. High Yield's and Total Return's performance reflects payments of sales loads. The indices may not reflect payment of fees, expenses or taxes.



AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------
(for the periods ended                                         SINCE      INCEPTION
December 31, 2003)              1 YEAR   5 YEARS   10 YEARS   INCEPTION(1)   DATE
-----------------------------------------------------------------------------------
High Yield--Class A                                                       07/11/78
  Return Before Taxes           24.13%    (3.58)%    1.67%         --
  Return After Taxes on
     Distributions              20.48     (7.54)    (2.32)         --
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                15.43     (5.33)    (0.93)         --
-----------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate
  Bond Index(2,3)                4.10      6.62      6.95          --
Lehman Brothers High Yield
  Index(3,4,5)                  28.97      5.23      6.89          --
Lipper High Yield Bonds Fund
  Index(4,6)                    26.36      2.92      5.25          --
-----------------------------------------------------------------------------------
Limited Maturity
  Treasury--Institutional
  Class                                                                   07/13/87
  Return Before Taxes            1.65      4.87      5.25          --
  Return After Taxes on
     Distributions               0.50      3.10      3.25          --
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                 1.07      3.05      3.21          --
-----------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate
  Bond Index(2,3)                4.10      6.62      6.95          --
Lehman Brothers 1- to 2-Year
  U.S. Government Bond
  Index(3,7,8)                   1.89      5.16      5.51          --
Lipper Short U.S. Treasury
  Category Average(7,9)          1.59      4.89      5.13          --
-----------------------------------------------------------------------------------
Money Market--AIM Cash Reserve
  Shares                         0.55      2.85      3.64          --     10/16/93
-----------------------------------------------------------------------------------
Real Estate--Class C                                                      05/01/95
  Return Before Taxes           37.33     15.16       N/A       12.40%
  Return After Taxes on
     Distributions              36.32     13.83       N/A       10.88
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                24.18     12.36       N/A        9.94
-----------------------------------------------------------------------------------
S&P 500 Index(10)               28.67     (0.57)      N/A       11.13(18)  4/30/95(18)
Morgan Stanley REIT
  Index(10,11)                  36.74     14.12       N/A       13.53(18)  4/30/95(18)
Lipper Real Estate Fund
  Index(10,12)                  37.21     13.66       N/A         N/A(18)  4/30/95(18)
-----------------------------------------------------------------------------------
Short Term Bond--Class C
  Return Before Taxes            2.79       N/A       N/A        3.17      8/30/02
  Return After Taxes on
     Distributions               1.86       N/A       N/A        2.19
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                 1.81       N/A       N/A        2.12
-----------------------------------------------------------------------------------

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                   SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------
(for the periods ended                                         SINCE      INCEPTION
December 31, 2003)              1 YEAR   5 YEARS   10 YEARS   INCEPTION(1)   DATE
-----------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate
Bond Index(2,13)                 4.10       N/A       N/A        5.54(18)  8/31/02(18)
Lehman Brothers 1-3 Year
  Government/Credit
  Index(13,14)                   2.81       N/A       N/A        3.70(18)  8/31/02(18)
Lipper Short Investment Grade
  Debt Fund Index(13,15)         2.65       N/A       N/A        3.32(18)  8/31/02(18)
-----------------------------------------------------------------------------------
Total Return Bond--Class A                                                12/31/01
  Return Before Taxes            0.12%      N/A       N/A        4.24%
  Return After Taxes on
     Distributions              (1.48)      N/A       N/A        2.61
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                 0.06       N/A       N/A        2.63
-----------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate
  Bond Index(2,16)               4.10       N/A       N/A        7.14(18) 12/31/01(18)
Lipper Intermediate Investment
  Grade Debt Fund Index(16,17)   5.41       N/A       N/A        6.84(18) 12/31/01(18)
-----------------------------------------------------------------------------------



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

 (1) Since Inception performance is only provided for a class with less than ten calendar years of performance.
 (2) The Lehman Brothers U.S. Aggregate Bond Index measures the performance of U.S. investment-grade fixed rate bonds with components for government and corporate securities, mortgage pass-throughs and asset-backed securities of treasury issues, agency issues, corporate bond issues and mortgage-backed securities.

 (3) Each of High Yield and Limited Maturity Treasury have elected to use the Lehman Brothers U.S. Aggregate Bond Index as its broad-based index rather than the Lehman Brothers High Yield Index and Lehman Brothers 1- to 2-Year U.S. Government Bond Index, respectively, because the Lehman Brothers U.S. Aggregate Bond Index is such a widely recognized gauge of U.S. bond market performance.


 (4) High Yield has also included the Lehman Brothers High Yield Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper High Yield Bonds Fund Index (which may or may not include the fund) is included for comparison to a peer group.


 (5) The Lehman Brothers High Yield Index measures the performance of all fixed-rate, non-investment grade debt-securities excluding pay-in-kind bonds, Eurobonds and debt issues from emerging countries.


 (6) The Lipper High Yield Bonds Fund Index is an equally weighted representation of the 30 largest funds within the Lipper High Yield funds category. The funds have no credit rating restriction, but tend to invest in fixed-income securities with lower credit ratings.


 (7) Limited Maturity Treasury has also included the Lehman Brothers 1- to 2-Year U.S. Government Bond Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Short U.S. Treasury Category Average (which may or may not include the fund) is included for comparison to a peer group.


 (8) The Lehman Brothers 1- to 2-Year U.S. Government Bond Index measures the performance of U.S. government issues with maturities of one to two years.


 (9) The Lipper Short U.S. Treasury Category Average represents an average of all the short-term U.S. treasury funds tracked by Lipper.


(10) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Morgan Stanley REIT Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Real Estate Fund Index (which may or may not include the fund) is included for comparison to a peer group.


(11) The Morgan Stanley REIT Index is a total-return index comprised of the most actively traded real estate investment trusts and is designed to be a measure of real estate equity performance.


(12) The Lipper Real Estate Fund Index is an equally weighted representation of the 30 largest funds within the Lipper Real Estate category.


(13) Short Term Bond has also included the Lehman Brothers 1-3 Year Government/Credit Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Short Investment Grade Debt Fund Index (which may or may not include the fund) is included for comparison to a peer group.


(14) The Lehman Brothers 1-3 Year Government/Credit Index is a subset of the Lehman Brothers Government/Corporate Bond Index that only includes those securities with maturities between 1 and 3 years.


(15) Lipper Short Investment Grade Debt Fund Index is an equally weighted representation of the 30 largest funds that make up the Lipper Short Investment Grade Debt category. These funds invest primarily in investment grade debt issues with dollar-weighted average maturities of less than three years.


(16) In addition, the Lipper Intermediate Investment Grade Fund Index (which may or may not include the fund) is included for comparison to a peer group.


(17) The Lipper Intermediate Investment Grade Debt Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Intermediate Investment Grade Debt category. These funds invest primarily in investment grade debt issues with average maturities of five to ten years.


(18) The average annual total return given is since the month-end closest to the inception date of the class with the longest performance history.

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   AIM HIGH YIELD - LIMITED MATURITY TREASURY - MONEY MARKET - REAL ESTATE -
                   SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the funds:

SHAREHOLDER FEES
-------------------------------------------------------------------------------------------------------------------------------
(fees paid directly from
your investment)               HIGH YIELD   LIMITED MATURITY   MONEY MARKET   REAL ESTATE   SHORT TERM BOND   TOTAL RETURN BOND
-------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)     None            None             None          None            None               None

Maximum Deferred Sales Charge
(Load) (as a percentage of
original purchase price or
redemption proceeds,
whichever is less)                None            None             None          None            None               None
-------------------------------------------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
-------------------------------------------------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)              HIGH YIELD   LIMITED MATURITY   MONEY MARKET   REAL ESTATE   SHORT TERM BOND   TOTAL RETURN BOND
-------------------------------------------------------------------------------------------------------------------------------
Management Fees                   0.54%           0.19%            0.53%         0.90%           0.40%              0.50%

Distribution and/or Service
(12b-1) Fees                      None            None             None          None            None               None

Other Expenses                    0.18(2)         0.11             0.16(2)       0.23(2)         0.20(2)            0.46(2)

Total Annual Fund Operating
Expenses                          0.72            0.30             0.69(3)       1.13            0.60               0.96
Waiver                             N/A             N/A              N/A           N/A             N/A               0.19(4)
Net Expenses                      0.72            0.30             0.69          1.13            0.60(5)            0.77(6)
-------------------------------------------------------------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Other Expenses are based on estimated average net assets for the current fiscal year.


(3) The fund's advisor has voluntarily agreed to waive fees and/or reimburse expenses in order to increase the fund's yield. Total Annual Fund Operating Expenses net of waivers and/or reimbursements are 0.54%. The expense limitation agreement may be modified or discontinued without further notice to investors.


(4) The fund's advisor has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) for Class A shares to 1.25% (e.g., if the advisor waives 0.19% of Class A share expenses, the advisor will also waive 0.19% of Institutional Class share expenses). In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's Board of Trustees; (iv) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the fund. The expense limitation agreement is in effect through July 31, 2004.


(5) The fund's advisor has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed above) to 0.60%. The expense limitation agreement is in effect through July 31, 2004.


(6) The fund's advisor has voluntarily agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed above) for Class A shares to 1.00% (e.g., if the advisor waives 0.25% of Class A share expenses, the advisor will also waive 0.25% of Institutional Class share expenses. These expense limitation agreements may be modified or discontinued without further notice to investors. Total Annual Fund Operating expenses net of this agreement are 0.52%.


    You should also consider the effect of any account fees charged by the financial institution managing the account.

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   AIM HIGH YIELD - LIMITED MATURITY TREASURY - MONEY MARKET - REAL ESTATE -
                   SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
High Yield                                                                               $74        $230       $401      $  894
Limited Maturity                                                                          31          97        169         381
Money Market                                                                              70         221        384         859
Real Estate                                                                              115         359        622       1,375
Short Term Bond                                                                           61         192        335         750
Total Return Bond                                                                         79         287        512       1,161
---------------------------------------------------------------------------------------------------------------------------------

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   AIM HIGH YIELD - LIMITED MATURITY TREASURY - MONEY MARKET - REAL ESTATE -
                   SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund. INVESCO Institutional (N.A.), Inc. (INVESCO Alternatives Group division) (the subadvisor for Real Estate) is located at Three Galleria Tower, Suite 500, 13155 Noel Road, Dallas, TX 75240. The subadvisor is responsible for Real Estate Fund's day-to-day management, including the Real Estate Fund's investment decisions and the execution of securities transactions with respect to the fund.

    The advisor has acted as an investment advisor since its organization in 1976 and the subadvisor has acted as an investment adviser and qualified professional asset manager since 1979. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the funds, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended July 31, 2003, the advisor received compensation from the funds at the following rates:


                                                                 ANNUAL RATE
                                                               (AS A PERCENTAGE
                                                               OF AVERAGE DAILY
                           FUND                                  NET ASSETS)
                           ----                                ----------------
High Yield                                                      0.54%
Limited Maturity                                                0.19%
Money Market                                                    0.38%
Real Estate                                                     0.90%
Short Term Bond                                                 0.40%
Total Return Bond                                               0.06%


PORTFOLIO MANAGERS

The advisor (subadvisor for Real Estate) uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of each fund's portfolio are

HIGH YIELD

- Peter Ehret, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 2001. From 1999 to 2001, he was director of high yield research and portfolio manager for Van Kampen Investment Advisory Corp. where he was associated since 1992.

- Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1992.

    They are assisted by the High Yield Taxable Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com/teams). The website is not a part of this prospectus.

LIMITED MATURITY

- Scot W. Johnson (lead manager), Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

- Clint W. Dudley, Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1998.

    More information on the fund's management team may be found on our website (http://www.aiminvestments.com/teams). The website is not a part of this prospectus.

REAL ESTATE

- Joe V. Rodriguez, Jr. (lead manager), Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the subadvisor and/or its affiliates since 1990.

- Mark Blackburn, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the subadvisor and/or its affiliates since 1998.

- James W. Trowbridge, Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the subadvisor and/or its affiliates since 1989.

    They are assisted by the Real Estate Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com/teams). The website is not a part of this prospectus.

SHORT TERM BOND

- Jan H. Friedli, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management.

- Scot W. Johnson, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1994.

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   AIM HIGH YIELD - LIMITED MATURITY TREASURY - MONEY MARKET - REAL ESTATE -
                   SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------


    They are assisted by the Investment Grade Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com/teams). The website is not a part of this prospectus.

TOTAL RETURN BOND

- Jan H. Friedli, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management.

- Scot W. Johnson, Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1994.

    They are assisted by the Investment Grade Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com/teams). The website is not a part of this prospectus.

OTHER INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

Each of the funds expects that its distributions, if any, will consist primarily of ordinary income.


DIVIDENDS

Each of the funds, except Real Estate, generally declares dividends daily and pays dividends, if any, monthly. Real Estate generally declares and pays dividends, if any, quarterly.


DIVIDENDS (FOR MONEY MARKET ONLY)

In order to earn dividends on a purchase of fund shares on the day of the purchase, the transfer agent must receive payment in federal funds before 12:00 noon Eastern Time on that day. Purchases made by payments in other forms, or payments in federal funds received after 12:00 noon Eastern Time but before the close of the customary trading session of the New York Stock Exchange, will begin to earn dividends on the next business day.

CAPITAL GAINS DISTRIBUTIONS

The funds generally distributes long-term and short-term capital gains, if any, annually.

SUITABILITY FOR INVESTORS

The Institutional Classes of the funds are intended for use by institutional investors. Shares of the Institutional Classes of the funds are available for banks and trust companies acting in a fiduciary or similar capacity, bank and trust company common and collective trust funds, banks and trust companies investing for their own account, entities acting for the account of a public entity (e.g. Taft-Hartley funds, states, cities or government agencies), defined benefit plans, endowments, foundations and defined contribution plans offered pursuant to Sections 401, 457, 403(a), or 403(b) or (c) (defined contribution plans offered pursuant to Section 403(b) must be sponsored by a Section 501(c)(3) organization). For defined contribution plans for which the sponsor has combined defined contribution and defined benefit assets of at least $100 million there is no minimum initial investment requirement, otherwise the minimum initial investment requirement for defined contribution plans is $10 million. There is no minimum initial investment requirement for defined benefit plans, and the minimum initial investment requirement for all other investors for which the Institutional Classes of funds are available is $1 million.


    The Institutional Classes of the funds are designed to be a convenient and economical vehicle in which institutions can invest in a portfolio of securities as the case may be. An investment in the funds may relieve the institution of many of the investment and administrative burdens encountered when investing in securities directly. These include: selection and diversification of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping.


    The Institutional Class of Limited Maturity may be particularly appropriate for institutions investing short-term cash reserves for the benefit of customer accounts. Prospective investors should determine if an investment in the fund is consistent with the objectives of its customer account and with applicable state and federal laws and regulations.


    The price per share of Limited Maturity's shares will fluctuate inversely with changes in interest rates. However the price changes in the fund's shares due to changes in interest rates should be more moderate than the per share fluctuations of a fund which invests in longer-term obligations. The fund is designed for the investor who seeks a higher yield and greater stability of income than a money market fund offers, but with less capital fluctuation than a long-term bond fund might provide. Unlike a money market fund, the fund does not seek to maintain a stable net asset value and may not be able to return dollar-for-dollar the money invested.

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   AIM HIGH YIELD - LIMITED MATURITY TREASURY - MONEY MARKET - REAL ESTATE -
                   SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand each fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal years 2003, 2002 and 2001 has been audited by Ernst & Young LLP, whose report, along with each fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by other public accountants.

    As of the date of this prospectus High Yield's, Money Market's, Real Estate's, Short Term Bond's and Total Return Bond's Institutional Class had not yet commenced operations and therefore, financial information for the Institutional Class is not available.


                                                                          HIGH YIELD -- CLASS A
                                        -----------------------------------------------------------------------------------------
                                        SIX MONTHS                                                 SEVEN MONTHS
                                           ENDED                 YEAR ENDED JULY 31,                  ENDED           YEAR ENDED
                                        JANUARY 31,      ------------------------------------        JULY 31,        DECEMBER 31,
                                           2004            2003          2002          2001            2000              1999
                                        -----------      --------      --------      --------      ------------      ------------
Net asset value, beginning of period     $   4.10        $   3.70      $   4.92      $   7.00       $     8.07        $     8.77
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                      0.17            0.37(a)       0.49(b)       0.68             0.47              0.85
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)           0.40            0.40         (1.19)        (2.03)           (1.03)            (0.66)
=================================================================================================================================
    Total from investment operations         0.57            0.77         (0.70)        (1.35)           (0.56)             0.19
=================================================================================================================================
Less distributions:
  Dividends from net investment income      (0.18)          (0.37)        (0.52)        (0.69)           (0.49)            (0.87)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net
    investment income                          --              --            --         (0.01)              --                --
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                            --              --            --         (0.03)           (0.02)            (0.02)
=================================================================================================================================
    Total distributions                     (0.18)          (0.37)        (0.52)        (0.73)           (0.51)            (0.89)
=================================================================================================================================
Redemption fees added to beneficial
  interest                                   0.00              --            --            --               --                --
=================================================================================================================================
Net asset value, end of period           $   4.49        $   4.10      $   3.70      $   4.92       $     7.00        $     8.07
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                             14.24%          22.10%       (15.36)%      (19.98)%          (7.12)%            2.21%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $632,986        $547,092      $417,974      $683,845       $1,056,453        $1,364,502
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                                     1.08%(d)        1.16%         1.07%         0.99%            0.93%(e)          0.92%
=================================================================================================================================
Ratio of net investment income to
  average net assets                         8.06%(d)        9.64%        11.15%(b)     11.98%           10.79%(e)         10.06%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                     42%            101%           59%           55%              23%               79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Calculated using average shares outstanding.


(b) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have remained the same and the ratio of net investment income to average net assets would have been 11.22%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.


(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.


(d) Ratios are annualized and based on average daily net assets of $615,756,735.


(e) Annualized.


(f) Not annualized for periods less than one year.

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   AIM HIGH YIELD - LIMITED MATURITY TREASURY - MONEY MARKET - REAL ESTATE -
                   SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------




                                                                        LIMITED MATURITY -- INSTITUTIONAL CLASS
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS
                                                        ENDED                              YEAR ENDED JULY 31,
                                                       JANUARY 31,       --------------------------------------------------------
                                                         2004             2003      2002         2001         2000         1999
                                                       -----------       ------    ------       ------       ------       -------
Net asset value, beginning of period                     $10.46          $10.53    $10.26       $ 9.96       $10.03       $ 10.07
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.07            0.22      0.34(a)      0.54(b)      0.54          0.49
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            0.04            0.03      0.27         0.31        (0.07)        (0.04)
=================================================================================================================================
    Total from investment operations                       0.11            0.25      0.61         0.85         0.47          0.45
=================================================================================================================================
Less distributions:
  Dividends from net investment income                    (0.07)          (0.22)    (0.34)       (0.55)       (0.54)        (0.49)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   (0.17)          (0.10)       --           --           --            --
=================================================================================================================================
    Total distributions                                   (0.24)          (0.32)    (0.34)       (0.55)       (0.54)        (0.49)
=================================================================================================================================
Net asset value, end of period                           $10.33          $10.46    $10.53       $10.26       $ 9.96       $ 10.03
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                            1.08%           2.42%     6.05%        8.80%        4.78%         4.55%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $3,786          $3,913    $2,970       $1,812       $2,455       $17,131
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                    0.32%(d)        0.30%     0.34%        0.33%(e)     0.29%         0.31%
=================================================================================================================================
Ratio of net investment income to average net assets       1.36%(d)        2.08%     3.26%(a)     5.38%        5.31%         4.84%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                   50%            124%      149%         137%         122%          184%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and the Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.35, and the ratio of net investment income to average assets would have been 3.43%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.


(b) Calculated using average shares outstanding.


(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.


(d) Ratios are annualized and based on average daily net assets of $4,148,863.


(e) Including expense reimbursement. Ratio of expenses to average net assets excluding reimbursement is 0.41%


(f) Not annualized for periods less than one year.

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   AIM HIGH YIELD - LIMITED MATURITY TREASURY - MONEY MARKET - REAL ESTATE -
                   SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                      MONEY MARKET -- AIM CASH RESERVE
                                           --------------------------------------------------------------------------------------
                                           SIX MONTHS                                                SEVEN MONTHS
                                              ENDED                  YEAR ENDED JULY 31,                ENDED         YEAR ENDED
                                           JANUARY 31,       ------------------------------------      JULY 31,      DECEMBER 31,
                                              2004              2003          2002         2001          2000            1999
                                           -----------       ----------    ----------    --------    ------------    ------------
Net asset value, beginning of period        $   1.00         $     1.00    $     1.00    $   1.00      $   1.00        $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       0.0027             0.0064        0.0141      0.0467        0.0300(a)       0.0414
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (realized)          0.0001             0.0000            --          --            --              --
=================================================================================================================================
    Total from investment operations          0.0028             0.0064        0.0141      0.0467        0.0300          0.0414
=================================================================================================================================
Less distributions:
  Dividends from net investment income       (0.0028)           (0.0064)      (0.0141)    (0.0467)      (0.0300)        (0.0414)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains      (0.0000)           (0.0000)           --          --            --              --
=================================================================================================================================
    Total distributions                      (0.0028)           (0.0064)      (0.0141)    (0.0467)      (0.0300)        (0.0414)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Net asset value, end of period              $   1.00         $     1.00    $     1.00    $   1.00      $   1.00        $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                 0.28%              0.64%         1.42%       4.77%         3.03%           4.22%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $731,948         $1,188,876    $1,121,879    $937,532      $912,042        $989,478
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets(c)                                     0.58%(d)           0.88%         1.01%       1.06%         1.07%(e)        1.04%
=================================================================================================================================
Ratio of net investment income to average
  net assets                                    0.53%(d)           0.64%         1.40%       4.61%         5.15%(e)        4.16%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.


(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.03% for the six months ended January 31, 2004 and for the year ended July 31, 2003, respectively.


(d) Ratios are annualized and based on average net assets of $886,996,828.


(e) Annualized.

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   AIM HIGH YIELD - LIMITED MATURITY TREASURY - MONEY MARKET - REAL ESTATE -
                   SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------




                                                              REAL ESTATE -- CLASS C
                             -----------------------------------------------------------------------------------------
                             SIX MONTHS                                             SEVEN MONTHS        YEAR ENDED
                               ENDED                  YEAR ENDED JULY 31,             ENDED            DECEMBER 31,
                             JANUARY 31,        --------------------------------    JULY 31,        ------------------
                               2004              2003          2002       2001        2000           1999       1998
                             ------------       -------       -------    -------    ------------    -------    -------
Net asset value, beginning
  of period                    $ 17.52          $ 15.26       $ 13.57    $ 13.05      $ 10.62       $ 11.46    $ 15.74
----------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income           0.19(a)          0.36(a)       0.38(a)    0.41         0.25(a)       0.33(a)    0.50(a)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both
    realized and
    unrealized)                   3.19             2.24          1.67       0.53         2.39         (0.73)     (4.13)
======================================================================================================================
    Total from investment
      operations                  3.38             2.60          2.05       0.94         2.64         (0.40)     (3.63)
======================================================================================================================
Less distributions:
  Dividends from net
    investment income            (0.21)           (0.34)        (0.36)     (0.42)       (0.21)        (0.44)     (0.40)
----------------------------------------------------------------------------------------------------------------------
  Distributions from net
    realized gains                  --               --            --         --           --            --      (0.25)
======================================================================================================================
    Total distributions          (0.21)           (0.34)        (0.36)     (0.42)       (0.21)        (0.44)     (0.65)
======================================================================================================================
Net asset value, end of
  period                       $ 20.69          $ 17.52       $ 15.26    $ 13.57      $ 13.05       $ 10.62    $ 11.46
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                  19.41%           17.41%        15.35%      7.43%       25.13%        (3.54)%   (23.16)%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)               $95,791          $64,648       $37,733    $22,722      $20,306       $19,992    $32,921
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to
  average net assets:
  With fee waivers                2.30%(c)         2.37%         2.41%      2.36%        2.37%(d)      2.35%      2.31%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers             2.30%(c)         2.37%         2.41%      2.43%        2.70%(d)      2.37%      2.37%
======================================================================================================================
Ratio of net investment
  income to average net
  assets                          1.94%(c)         2.32%         2.61%      3.15%        3.73%(d)      2.96%      3.62%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate(e)          13%              87%           77%        85%          39%           52%        69%
______________________________________________________________________________________________________________________
======================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.


(c) Ratios are based on average daily net assets of $77,425,325.


(d) Annualized.


(e) Not annualized for periods less than one year.

   -------------------------------------------------------------------------
   AIM HIGH YIELD - LIMITED MATURITY TREASURY - MONEY MARKET - REAL ESTATE -
                   SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                  SHORT TERM BOND -- CLASS C
                                                              ----------------------------------
                                                                                   AUGUST 30,
                                                                                      2002
                                                              SIX MONTHS        (DATE OPERATIONS
                                                                 ENDED           COMMENCED) TO
                                                              JANUARY 31,           JULY 31,
                                                                 2004                 2003
                                                              -----------       ----------------
Net asset value, beginning of period                           $  10.02             $  10.01
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.07                 0.12(a)
------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.13                 0.14
================================================================================================
    Total from investment operations                               0.20                 0.26
================================================================================================
Less distributions:
  Dividends from net investment income                            (0.13)               (0.25)
------------------------------------------------------------------------------------------------
  Return of capital                                                  --                (0.00)
================================================================================================
    Total distributions                                           (0.13)               (0.25)
================================================================================================
Net asset value, end of period                                 $  10.09             $  10.02
________________________________________________________________________________________________
================================================================================================
Total return(b)                                                    2.05%                2.58%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $355,330             $337,480
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.20%(c)             1.20%(d)
------------------------------------------------------------------------------------------------
  Without fee waivers                                              1.60%(c)             1.60%(d)
================================================================================================
Ratio of net investment income to average net assets               1.40%(c)             1.28%(d)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(e)                                           54%                  88%
________________________________________________________________________________________________
================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.


(c) Ratios are annualized and based on average daily net assets of $335,039,476.


(d) Annualized.


(e) Not annualized for periods less than one year.

   -------------------------------------------------------------------------
   AIM HIGH YIELD - LIMITED MATURITY TREASURY - MONEY MARKET - REAL ESTATE -
                   SHORT TERM BOND - TOTAL RETURN BOND FUNDS
   -------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                        TOTAL RETURN BOND -- CLASS A
                                                              -------------------------------------------------
                                                                                              DECEMBER 31, 2001
                                                              SIX MONTHS                      (DATE OPERATIONS
                                                                 ENDED          YEAR ENDED      COMMENCED) TO
                                                              JANUARY 31,        JULY 31,         JULY 31,
                                                                 2004              2003             2002
                                                              -----------       ----------    -----------------
Net asset value, beginning of period                            $ 10.35          $ 10.19           $10.00
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.15             0.32(a)          0.18(a)
===============================================================================================================
  Net gains on securities (both realized and unrealized)           0.33             0.26             0.23
===============================================================================================================
    Total from investment operations                               0.48             0.58             0.41
===============================================================================================================
Less distributions:
  Dividends from net investment income                            (0.19)           (0.40)           (0.22)
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.09)           (0.02)              --
===============================================================================================================
    Total distributions                                           (0.28)           (0.42)           (0.22)
===============================================================================================================
Net asset value, end of period                                  $ 10.55          $ 10.35           $10.19
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                    4.72%            5.77%            4.09%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $30,565          $30,336           $9,325
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.00%(c)         1.00%            1.00%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              1.53%(c)         1.54%            3.21%(d)
===============================================================================================================
Ratio of net investment income to average net assets               2.94%(c)         3.07%            3.10%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(e)                                          181%             284%             215%
_______________________________________________________________________________________________________________
===============================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.


(c) Ratios are annualized and based on average daily net assets of $30,670,406.


(d) Annualized.


(e) Not annualized for periods less than one year.

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM funds). The following information is about all the Institutional Classes of the AIM funds.

SHARES SOLD WITHOUT SALES CHARGES

You will not pay an initial or contingent deferred sales charge on purchases of any Institutional Class of shares.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM fund Institutional Class accounts are as follows:

                                                                INITIAL      ADDITIONAL
TYPE OF ACCOUNT                                               INVESTMENTS    INVESTMENTS
----------------------------------------------------------------------------------------
Defined Benefit Plans or Platform Sponsors for Defined
Contribution Plans                                            $        0     no minimum
Banks acting in a fiduciary or similar capacity, Collective
and Common Trust Funds, Banks and Broker-Dealers acting for
their own account or Foundations and Endowments                1 million     no minimum
Defined Contribution Plans (Corporate, Non-profit or
Governmental)                                                 10 million     no minimum
----------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                    OPENING AN ACCOUNT                            ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant      Contact your financial consultant.            Same
                                    The financial consultant should mail your
                                    completed account application to the
                                    transfer agent,
                                    AIM Investment Services, Inc.,
                                    P.O. Box 0843,
                                    Houston, TX 77210-0843.
                                    The financial consultant should call the
                                    transfer agent at (800) 659-1005 to
                                    receive a reference number.
                                    Then, use the following wire instructions:
                                    Beneficiary Bank
                                    ABA/Routing #: 113000609
                                    Beneficiary Account Number: 00100366732
                                    Beneficiary Account Name: AIM Investment
                                    Services, Inc.
                                    RFB: Fund Name, Reference #
                                    OBI: Your Name, Account #
By Telephone                        Open your account as described above.         Call the transfer agent at (800) 659-1005
                                                                                  and wire payment for your purchase order
                                                                                  in accordance with the wire instructions
                                                                                  noted above.
----------------------------------------------------------------------------------------------------------------------------

SPECIAL PLANS

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the same AIM fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM fund.

INSTCL--04/04

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant         Contact your financial consultant.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's call before the close of the
                                       customary trading session of the New York Stock Exchange
                                       (NYSE) on days the NYSE is open for business in order to
                                       effect the redemption at the day's closing price.

By Telephone                           A person who has been authorized in the account application to effect transactions may make redemptions by telephone.
                                       You must call the transfer agent before the close of the
                                       customary trading session of the NYSE on days the NYSE is
                                       open for business in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out redemption proceeds within one business day, and in any event no more than seven days, after we accept your request to redeem.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTIONS BY THE AIM FUNDS
If an AIM fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 EACH AIM AND INVESCO FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM OR INVESCO FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

REDEMPTIONS IN KIND
Although the AIM funds and the INVESCO funds generally intend to pay redemption proceeds solely in cash, the AIM funds and the INVESCO funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM fund's shares is the fund's net asset value per share. The AIM funds value portfolio securities for which market quotations are readily available at market value. The AIM fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    The AIM funds value all other securities and assets at their fair value. Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the AIM funds' shares are determined as of the close of the respective markets. Events affecting the values of such securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the AIM fund's net asset value. If a development/ event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of the effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds. Because some of the AIM funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.
                                                                   INSTCL--04/04

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------


    Each AIM fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day.

TIMING OF ORDERS
You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of AIM fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    The foreign, state and local tax consequences of investing in AIM fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM and/or INVESCO fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

INSTCL--04/04

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 0843
                       Houston, TX 77001-0843

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       YOU CAN SEND US A REQUEST
                       BY E-MAIL OR DOWNLOAD
                       PROSPECTUSES, ANNUAL OR
                       SEMIANNUAL REPORTS
                       VIA OUR WEBSITE:
                       http://www.aiminvestments.com

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM High Yield Fund
   AIM Limited Maturity Treasury Fund
   AIM Money Market Fund
   AIM Real Estate Fund
   AIM Short Term Bond Fund
   AIM Total Return Bond Fund
   SEC 1940 Act file number: 811-5686

   ----------------------------------------

AIMinvestments.com     AIS-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                         AIM INVESTMENT SECURITIES FUNDS
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919

                           -------------------------


THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE INSTITUTIONAL CLASS SHARES OF EACH PORTFOLIO (EACH A "FUND", COLLECTIVELY THE "FUNDS")OF AIM INVESTMENT SECURITIES FUNDS LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INSTITUTIONAL CLASS SHARES OF THE FUND LISTED BELOW. YOU MAY OBTAIN A COPY OF THE PROSPECTUS FOR THE FUNDS LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING TO:


                          AIM INVESTMENT SERVICES, INC.
                                  P.O. BOX 0843
                            HOUSTON, TEXAS 77001-0843
                                  OR BY CALLING
                                 (800) 659-1005

                            -------------------------


THIS STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 30, 2004, RELATES TO THE FOLLOWING PROSPECTUS:



                         FUND                                                     DATED
                         ----                                                     -----
       AIM HIGH YIELD FUND - INSTITUTIONAL CLASS                              APRIL 30, 2004
AIM LIMITED MATURITY TREASURY FUND - INSTITUTIONAL CLASS                      APRIL 30, 2004
      AIM MONEY MARKET FUND - INSTITUTIONAL CLASS                             APRIL 30, 2004
       AIM REAL ESTATE FUND - INSTITUTIONAL CLASS                             APRIL 30, 2004
     AIM SHORT TERM BOND FUND - INSTITUTIONAL CLASS                           APRIL 30, 2004
    AIM TOTAL RETURN BOND FUND - INSTITUTIONAL CLASS                          APRIL 30, 2004



  INSTITUTIONAL SHARES OF THE MONEY MARKET FUND ARE NOT CURRENTLY AVAILABLE FOR PUBLIC SALE. INVESTORS MAY NOT PURCHASE INSTITUTIONAL SHARES OF THE FUND THROUGH EXCHANGES FROM OTHER AIM FUNDS, OR THROUGH AUTOMATIC DIVIDEND REINVESTMENT FROM
                               ANOTHER AIM FUND.

                         AIM INVESTMENT SECURITIES FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


                                                                                                        PAGE
GENERAL INFORMATION ABOUT THE TRUST ................................................................      1
          Fund History .............................................................................      1
          Shares of Beneficial Interest ............................................................      1

DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS ..............................................      3
          Classification ...........................................................................      3
          Investment Strategies and Risks ..........................................................      3
                      Equity Investments ...........................................................      8
                      Foreign Investments ..........................................................      8
                      Debt Investments .............................................................     11
                      Other Investments ............................................................     17
                      Investment Techniques ........................................................     19
                      Derivatives ..................................................................     23
          Fund Policies ............................................................................     30
          Temporary Defensive Positions ............................................................     33

MANAGEMENT OF THE TRUST ............................................................................     33
          Board of Trustees ........................................................................     33
          Management Information ...................................................................     33
                      Trustee Ownership of Fund Shares .............................................     35
                      Factors Considered in Approving the Investment Advisory Agreement ............     35
          Compensation .............................................................................     36
                      Retirement Plan For Trustees .................................................     36
                      Deferred Compensation Agreements .............................................     36
                      Purchase of Class A Shares of the Funds at Net Asset Value ...................     37
          Codes of Ethics ..........................................................................     37
          Proxy Voting Policies ....................................................................     37
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES ................................................     37

INVESTMENT ADVISORY AND OTHER SERVICES .............................................................     38
          Investment Advisor .......................................................................     38
          Investment Sub-Advisor ...................................................................     40
          Service Agreements .......................................................................     40
          Other Service Providers ..................................................................     41

BROKERAGE ALLOCATION AND OTHER PRACTICES ...........................................................     42
          Brokerage Transactions ...................................................................     42
          Commissions ..............................................................................     42
          Brokerage Selection ......................................................................     43
          Directed Brokerage (Research Services) ...................................................     44
          Regular Brokers or Dealers ...............................................................     44
          Allocation of Portfolio Transactions .....................................................     44
          Allocation of Initial Public Offering ("IPO") Transactions ...............................     44

PURCHASE, REDEMPTION AND PRICING OF SHARES .........................................................     45
          Purchase and Redemption of Shares ........................................................     45
          Redemptions by the Fund ..................................................................     46
          Calculation of Net Asset Value ...........................................................     46

          Redemption In Kind .......................................................................     48
          Backup Withholding .......................................................................     48

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS ...........................................................     49
          Dividends and Distributions ..............................................................     49
          Tax Matters ..............................................................................     50

DISTRIBUTION OF SECURITIES .........................................................................     57
          Distributor ..............................................................................     57

CALCULATION OF PERFORMANCE DATA ....................................................................     58

PENDING LITIGATION .................................................................................     64



APPENDICES:

RATINGS OF DEBT SECURITIES..........................................................................     A-1

TRUSTEES AND OFFICERS...............................................................................     B-1

TRUSTEES COMPENSATION TABLE.........................................................................     C-1

PROXY VOTING POLICIES...............................................................................     D-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.................................................     E-1

MANAGEMENT FEES.....................................................................................     F-1

ADMINISTRATIVE SERVICES FEES........................................................................     G-1

BROKERAGE COMMISIONS................................................................................     H-1

DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASE OF SECURITIES
REGULAR BROKERS OR DEALERS..........................................................................     I-1

PERFORMANCE DATA....................................................................................     J-1

PENDING LITIGATION..................................................................................     K-1

FINANCIAL STATEMENTS................................................................................     FS

                       GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY

         AIM Investment Securities Fund (the "Trust") is a Delaware statutory trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of nine separate portfolios: AIM High Yield Fund, AIM High Yield Fund II, AIM Income Fund, AIM Intermediate Government Fund, AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Municipal Bond Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund (each a "Fund" and collectively, the "Funds"). Under the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, as amended (the "Trust Agreement"), the Board of Trustees of the Trust (the "Board") is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.


         The Trust was originally organized as a Maryland corporation on November 4, 1988. Pursuant to an Agreement and Plan of Reorganization, AIM Limited Maturity Treasury Fund was reorganized on October 15, 1993 as a series portfolio of the Trust. Pursuant to another Agreement and Plan of Reorganization, AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund were reorganized on June 1, 2000 as series portfolios of the Trust. In connection with their reorganization as series portfolios of the Trust, the fiscal year end of each of AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund changed from December 31 to July 31. Pursuant to another Agreement and Plan of Reorganization, AIM Real Estate Fund was reorganized on October 29, 2003 as a series portfolio of the Trust.



         AIM Limited Maturity Treasury Fund succeeded to the assets and assumed the liabilities of a series portfolio with a corresponding name (the "Predecessor Fund") of Short-Term Investments Co., a Massachusetts business trust, on October 15, 1993. All historical financial information and other information contained in this Statement of Additional Information for periods prior to October 15, 1993, relating to AIM Limited Maturity Treasury Fund (or a class thereof) is that of the Predecessor Fund (or a corresponding class thereof). AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund succeeded to the assets and assumed the liabilities of series portfolios with corresponding names (the "Predecessor Funds") of AIM Funds Group, a Delaware business trust, on June 1, 2000. All historical financial information and other information contained in this Statement of Additional Information for periods prior to June 1, 2000, relating to AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund or AIM Municipal Bond Fund (or any classes thereof) is that of the Predecessor Funds (or the corresponding classes thereof). AIM Real Estate Fund succeeded to the assets and assumed the liabilities of a series portfolio with a corresponding name (the "Real Estate Predecessor Fund") of AIM Advisor Funds, a Delaware statutory trust, on October 29, 2003. All historical information and other information contained in this Statement of Additional Information for periods prior to October 29, 2003, relating to AIM Real Estate Fund (or a class thereof) is that of the Real Estate Predecessor Fund (or a corresponding class thereof).


SHARES OF BENEFICIAL INTEREST

         Shares of beneficial interest of the Trust are redeemable at their net asset value (subject in certain circumstances to a contingent deferred sales charge or redemption fee) at the option of the shareholder or at the option of the Trust in certain circumstances.

         The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board, primarily on the basis of relative net assets, or other relevant factors.


         Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. Each Fund offers separate classes of shares as follows:

                                                      AIM CASH RESERVE
                 FUND              CLASS A  CLASS A3       SHARES       CLASS B  CLASS C  CLASS R INSTITUTIONAL CLASS INVESTOR CLASS
-----------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                   x                                    x        x                     X               x

AIM Income Fund                       x                                    x        x        x                            x

AIM Intermediate Government Fund      x                                    x        x        x                            x

AIM Limited Maturity Treasury Fund    x         x                                                         x

AIM Money Market Fund                                        x             x        x        x            X               x

AIM Municipal Bond Fund               x                                    x        x                                     x

AIM Real Estate Fund                  X                                    X        X        X            X               X

AIM Short Term Bond Fund              X                                             x        X            X

AIM Total Return Bond Fund            X                                    x        x        X            X


         This Statement of Additional Information relates solely to the Institutional Class of these six Funds.


         Each class of shares represents an interest in the same portfolio of investments. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

         Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan.


         Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

         Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

         The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any Trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.


         SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates.



            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS


CLASSIFICATION


         The Trust is an open-end management investment company. Each of the Funds is "diversified" for purposes of the 1940 Act.


INVESTMENT STRATEGIES AND RISKS

         The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds Registered Trademark. The table has been marked to indicate those securities and investment techniques that AIM may use to manage a Fund. A Fund may not use all of these techniques at any one time. A Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Fund's investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Fund utilizes, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in the Fund's Prospectus; where a particular type of security or investment technique is not discussed in the Fund's Prospectus, that security or investment technique is not a principal investment strategy.

                         AIM INVESTMENT SECURITIES FUNDS

                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


                FUND
-------------------------------------    AIM
              SECURITY/                 HIGH     AIM LIMITED                        AIM           AIM           AIM TOTAL
             INVESTMENT                 YIELD     MATURITY        AIM MONEY     REAL ESTATE    SHORT TERM      RETURN BOND
             TECHNIQUE                  FUND    TREASURY FUND    MARKET FUND       FUND         BOND FUND          FUND
--------------------------------------------------------------------------------------------------------------------------
                                                    EQUITY INVESTMENTS
Common Stock                                                                         X

Preferred Stock                           X                                          X             X                X

Convertible Securities                    X                                          X             X                X

Alternative Entity Securities                                                        X

                                                    FOREIGN INVESTMENTS

Foreign Securities                        X                           X              X             X                X

Foreign Government Obligations            X                           X              X             X                X

Foreign Exchange Transactions             X                                          X                              X

                                          DEBT INVESTMENTS FOR FIXED INCOME FUNDS

U.S. Government Obligations               X           X               X                            X                X

Rule 2a-7 Requirements                    X           X               X                            X                X

Mortgage-Backed and Asset-Backed          X                                                        X                X
Securities

Collateralized Mortgage                                                                                             X
Obligations

Bank Instruments                                                      X                            X

Commercial Instruments                                                X

Participation Interests                                               X

Municipal Securities                      X                           X                            X                X

Municipal Lease Obligations

Investment Grade Corporate Debt           X                           X                            X                X
Obligations

Junk Bonds                                X

                                             DEBT INVESTMENTS FOR EQUITY FUNDS

U.S. Government                                                                      X
Obligations

Mortgage-Backed                                                                      X
and Asset-Backed
Securities

Collateralized Mortgage                                                              X
Obligations

Investment Grade                                                                     X
Corporate Debt
Obligations

Liquid Assets                                                                        X

                        AIM INVESTMENT SECURITIES FUNDS

                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUE


                FUND
-------------------------------------    AIM
              SECURITY/                 HIGH     AIM LIMITED                        AIM           AIM           AIM TOTAL
             INVESTMENT                 YIELD     MATURITY        AIM MONEY     REAL ESTATE    SHORT TERM      RETURN BOND
             TECHNIQUE                  FUND    TREASURY FUND    MARKET FUND       FUND         BOND FUND          FUND
----------------------------------------------------------------------------------------------------------------------------------
Junk Bonds                                                                           X

                                                        OTHER INVESTMENTS

REITs                                     X           X               X              X             X                X

Other Investment                          X           X               X              X             X                X
Companies

Defaulted Securities                      X

Municipal Forward Contracts

Variable or Floating Rate Instruments     X                           X                            X

Indexed Securities

Zero-Coupon and Pay-in-Kind               X                                                        X                X
Securities

Synthetic Municipal Instruments

                                                      INVESTMENT TECHNIQUES

Delayed Delivery Transactions             X           X               X              X             X                X

When-Issued Securities                    X           X               X              X             X                X

Short Sales                               X                                          X             X                X

Margin Transactions

Swap Agreements                                                                      X             X                X

Interfund Loans                           X           X               X              X             X                X

Borrowing                                 X           X               X              X             X                X

Lending Portfolio Securities              X           X               X              X             X                X

Repurchase Agreements                     X           X               X              X             X                X

Reverse Repurchase Agreements             X           X               X              X             X                X

Dollar Rolls                                                                                       X                X

Illiquid Securities                       X           X               X              X             X                X

Rule 144A Securities                      X                           X              X             X                X

Unseasoned Issuers                                                                   X             X                X

Sale of Money Market Securities                                       X

Standby Commitments

                                                           DERIVATIVES

Equity-Linked Derivatives                                                            X

Put Options                               X                                          X             X                X

Call Options                              X                                          X             X                X

                        AIM INVESTMENT SECURITIES FUNDS

                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUE

                FUND
-------------------------------------    AIM
              SECURITY/                 HIGH     AIM LIMITED                        AIM           AIM           AIM TOTAL
             INVESTMENT                 YIELD     MATURITY        AIM MONEY     REAL ESTATE    SHORT TERM      RETURN BOND
             TECHNIQUE                  FUND    TREASURY FUND    MARKET FUND       FUND         BOND FUND          FUND
--------------------------------------------------------------------------------------------------------------------------
Straddles                                 X                                          X             X                X

Warrants                                  X                                          X             X                X

Futures Contracts and Options on          X                                          X             X                X

Futures Contracts

Forward Currency Contracts                X                                          X                              X

Cover                                     X                                          X             X                X

Equity Investments

         COMMON STOCK. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         PREFERRED STOCK. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

         AIM High Yield Fund will not acquire equity securities, other than preferred stocks, except when (a) attached to or included in a unit with income-generating securities that otherwise would be attractive to the Fund; (b) acquired through the exercise of equity features accompanying convertible securities held by the Fund, such as conversion or exchange privileges or warrants for the acquisition of stock or equity interests of the same or a different issuer; or (c) in the case of an exchange offer whereby the equity security would be acquired with the intention of exchanging it for a debt security issued on a "when-issued" basis.

         CONVERTIBLE SECURITIES. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.


         The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to a Fund.


         The Funds will invest in a convertible debt security based primarily on the characteristics of the equity security into which it converts, and without regard to the credit rating of the convertible security (even if the credit rating is below investment grade). To the extent that a Fund invests in convertible debt securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature. See also "Junk Bonds" below.

         ALTERNATIVE ENTITY SECURITIES. Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations.

Foreign Investments

         FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers.

Depositary receipts are typically issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations.


         AIM High Yield Fund, AIM Real Estate Fund and AIM Total Return Bond Fund may invest up to 25% of their total assets, AIM Money Market Fund may invest up to 50% of its total assets and AIM Short Term Bond Fund may invest up to 15% of its total assets in foreign securities; however, AIM Money Market Fund and AIM Short Term Bond Fund may only invest in foreign securities denominated in U.S. dollars. In addition, AIM Total Return Bond Fund may only invest up to 5% of its total assets in foreign securities that are non-U.S. dollar denominated.


         Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

         Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

         Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

         Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

         Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.


         Risk of Developing Countries. AIM High Yield Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may each invest up to 5% of their total assets in securities of companies located in developing countries. Developing countries are those countries which are not included in the MSCI World Index. The Funds consider various factors when determining whether a company is in a developing country, including whether (1) it is organized under the laws of a developing country; (2) it has a principal office in a developing country; (3) it derives 50% or more of its total revenues from business in a developing country; or (4) its securities are traded principally on a stock exchange, or in an over-the-counter market, in a developing country. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative liquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund's investments. AIM High Yield Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may each invest up to 5% of their total assets in securities of companies located in developing countries. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative liquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Fund's investments.


         FOREIGN GOVERNMENT OBLIGATIONS. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above with respect to foreign securities. Additionally the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country's willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. Foreign government obligations of developing countries and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as "Brady Bonds."

         FOREIGN EXCHANGE TRANSACTIONS. Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.

         Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. A Fund may commit the same percentage of its assets to foreign exchange hedges as it can invest in foreign securities.

         The Funds may utilize either specific transactions ("transaction hedging") or portfolio positions ("position hedging") to hedge foreign currency exposure through foreign exchange transactions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. Additionally, foreign exchange transactions may involve some of the risks of investments in foreign securities.

Debt Investments

         U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.


         RULE 2a-7 REQUIREMENTS. Money market instruments in which the Fund will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities determined by AIM (under the supervision of and pursuant to guidelines established by the Board ) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from a NRSRO in one of the two highest short-term rating categories or be issued by a guarantor that has received a rating from a NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Since the Fund may invest in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect their share price. The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time a Fund acquires the security, that NRSRO.



         AIM Money Market Fund will limit investments in money market obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by the NRSRO, or if unrated, are determined by the Fund's investment advisor (under the supervision of and pursuant to guidelines established by the Board ) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities.


         MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by nongovernment entities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA and government-related organizations such as FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs") guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly owned by public stockholders.

         Other asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Regular payments received in respect of such securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

         If a Fund purchases a mortgage-backed or other asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return.

         COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). AIM Total Return Bond Fund and AIM Real Estate Fund may invest in CMOs. These Funds can also invest in mortgage-backed bonds and asset-backed securities. A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

         In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

         CMOs that are issued or guaranteed by the U.S. government or by any of its agencies or instrumentalities will be considered U.S. government securities by the Funds, while other CMOs, even if collateralized by U.S. government securities, will have the same status as other privately issued securities for purposes of applying the Fund's diversification tests.

         FHLMC CMOs. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC Participation Certificates ("PCs"), payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

         If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

         Risks of Mortgage-Related Securities. Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

         Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and the Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

         Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult.

         BANK INSTRUMENTS. AIM Money Market Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may invest in certificates of deposits, time deposits, and bankers' acceptances from U.S. or foreign banks. A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

         AIM Money Market Fund may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks. Accordingly, an investment in the Fund may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits and the possible imposition of foreign country withholding taxes on interest income.

         COMMERCIAL INSTRUMENTS. AIM Money Market Fund intends to invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice.

         PARTICIPATION INTERESTS. AIM Money Market Fund may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a "Lender") or from other holders of a participation interest (a "Participant"). The purchase of a participation interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company ("the Borrower"). Instead, the Fund will be required to rely on the Lender or the Participant that sold the participation interest both for the enforcement of the Fund's rights against the Borrower and for the receipt and processing of payments due to the Fund under the loans. The Fund is thus subject to the credit risk of both the Borrower and a Participant. Participation interests are generally subject to restrictions on resale. The Fund considers participation interests to be illiquid and therefore subject to the Fund's percentage limitation for investments in illiquid securities.

         MUNICIPAL SECURITIES. "Municipal Securities" include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.

         Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipality. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on Municipal Securities may give rise to a federal alternative minimum tax liability and may have other collateral federal income tax consequences. See "Dividends, Distributions and Tax Matters - Tax Matters."

         The two major classifications of Municipal Securities are bonds and notes. Bonds may be further classified as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities, and in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. There are, of course, variations in the risks associated with Municipal Securities, both within a particular classification and between classifications. The Funds' assets may consist of any combination of general obligation bonds, revenue bonds, industrial revenue bonds and notes. The percentage of such Municipal Securities held by a Fund will vary from time to time.

         Municipal Securities also include the following securities:

              - Bond Anticipation Notes usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds.

              - Tax Anticipation Notes are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer.

              - Revenue Anticipation Notes are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer.

              - Tax-Exempt Commercial Paper (Municipal Paper) is similar to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.

         The Funds also may purchase participation interests or custodial receipts from financial institutions. These participation interests give the purchaser an undivided interest in one or more underlying Municipal Securities.

         Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Ratings Services ("S&P"), or another nationally recognized statistical rating organization ("NRSRO"), or the rating of such a security may be reduced below the minimum rating required for purchase by a Fund. Neither event would require a Fund to dispose of the security, but AIM will consider such events to be relevant in determining whether the Fund should continue to hold the security. To the extent that the ratings applied by Moody's, S&P or another NRSRO to Municipal Securities may change as a result of changes in these rating systems, a Fund will attempt to use comparable ratings as standards for its investments in Municipal Securities in accordance with the investment policies described herein.

         Quality Standards. The following quality standards apply at the time a security is purchased. Information concerning the ratings criteria of Moody's, S&P, and Fitch Investors Service, Inc. ("Fitch") appears herein under "Appendix A - Ratings of Debt Securities".

         At least 80% of AIM Municipal Bond Fund's total assets will be invested in municipal securities rated within the four highest ratings for municipal obligations by Moody's (Aaa, Aa, A, or Baa), S&P (AAA, AA, A, or BBB), or have received a comparable rating from another NRSRO. The Fund may invest up to

20% of its total assets in municipal securities that are rated below Baa/BBB (or a comparable rating of any other NRSRO) or that are unrated. For purposes of the foregoing percentage limitations, municipal securities (i) which have been collateralized with U.S. Government obligations held in escrow until the municipal securities' scheduled redemption date or final maturity, but (ii) which have not been rated by a NRSRO subsequent to the date of escrow collateralization, will be treated by the Fund as the equivalent of Aaa/AAA rated securities.

         Since the Fund invests in securities backed by insurance companies and other financial institutions, changes in the financial condition of these institutions could cause losses to the Fund and affect its share price.

         The Fund may invest in securities which are insured by financial insurance companies. Since a limited number of entities provide such insurance, the Fund may invest more than 25% of its assets in securities insured by the same insurance company.

         Other Considerations. The ability of the Fund to achieve its investment objective depends upon the continuing ability of the issuers or guarantors of Municipal Securities held by the Fund to meet their obligations for the payment of interest and principal when due. The securities in which the Fund invests may not yield as high a level of current income as longer term or lower grade securities, which generally have less liquidity and greater fluctuation in value.

         There is a risk that some or all of the interest received by the Fund from Municipal Securities might become taxable as a result of tax law changes or determinations of the Internal Revenue Service ("IRS").

         The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market, size of a particular offering, and maturity and rating of the obligation. Generally, the yield realized by a Fund's shareholders will be the yield realized by the Fund on its investments, reduced by the general expenses of the Fund and the Trust. The market values of the Municipal Securities held by the Fund will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a Municipal Security, the market value of such Municipal Security will generally decrease. Conversely, if yields decrease, the market value of a Municipal Security will generally increase.




         INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. Each Fund (except AIM Limited Maturity Treasury Fund) may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.


         A portion of each Fund's assets may be held in cash and high quality, short-term money market instruments such as certificates of deposit, commercial paper, bankers' acceptances, short-term U.S. Government obligations, taxable municipal securities, master notes, and repurchase agreements, pending investment in portfolio securities, to meet anticipated short-term cash needs such as dividend payments or redemptions of shares, or for temporary defensive purposes. The Funds, other than AIM High Yield Fund, will purchase only investment grade corporate debt securities.


         JUNK BONDS. Junk bonds are lower-rated or non-rated debt securities. Junk bonds are considered speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligation. While generally providing greater income and opportunity for gain, non-investment grade debt securities are subject to greater risks than higher-rated securities.

         Companies that issue junk bonds are often highly leveraged, and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high yield securities may experience financial stress, and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for junk bonds, lowering their values, and increasing their price volatility. The risk of issuer default is higher with respect to junk bonds because such issues are generally unsecured and are often subordinated to other creditors of the issuer.

         The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. The lower the rating of a junk bond, the more speculative its characteristics.


         AIM High Yield Fund may have difficulty selling certain junk bonds because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and a Fund's ability to dispose of particular issues and may also make it more difficult for each Fund to obtain accurate market quotations of valuing these assets. In the event a Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds at an unfavorable price. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities.


         LIQUID ASSETS. Cash equivalents include money market instruments (such as certificates of deposit, time deposits, bankers' acceptances from U.S. or foreign banks, and repurchase agreements), shares of affiliated money market funds or high-quality debt obligations (such as U.S. Government obligations, commercial paper, master notes and other short-term corporate instruments and municipal obligations).

         Descriptions of debt securities ratings are found in Appendix A.

Other Investments

         REAL ESTATE INVESTMENT TRUSTS ("REITs"). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

         To the extent consistent with their respective investment objectives and policies, each Fund (except AIM Real Estate Fund) may invest up to 15% of its total assets in equity and/or debt securities issued by REITs. AIM Real Estate Fund may invest all of its total assets in equity and/or debt securities issued by REITS.

         To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects.

Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

         OTHER INVESTMENT COMPANIES. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

         The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies.


         DEFAULTED SECURITIES. AIM High Yield Fund may invest in defaulted securities. In order to enforce its rights in defaulted securities, the Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the defaulted securities. This could increase the Fund's operating expenses and adversely affect its net asset value. Any investments by the Fund in defaulted securities will also be considered illiquid securities subject to the limitations described herein, unless AIM determines that such defaulted securities are liquid under guidelines adopted by the Board.


         VARIABLE OR FLOATING RATE INSTRUMENTS. A Fund may invest in securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Many securities with variable or floating interest rates purchased by a Fund are subject to payment of principal and accrued interest (usually within seven days) on the Fund's demand. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable quality standards of a Fund. AIM will monitor the pricing, quality and liquidity of the variable or floating rate securities held by the Funds.

         ZERO-COUPON AND PAY-IN-KIND SECURITIES. A Fund may invest in zero-coupon or pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because zero-coupon and pay-in-kind securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal tax law requires the holders of zero-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") and to avoid certain excise taxes, AIM Short Term Bond Fund and AIM Total Return Bond Fund may be required to distribute a portion of such discount and income, and may be required to dispose of other portfolio securities, which could occur during periods of adverse market prices, in order to generate sufficient cash to meet these distribution requirements.

Investment Techniques

         DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by a Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. A Fund may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leveraging technique.

         Investment in securities on a delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery securities prior to settlement.

         A Fund may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

         WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

         Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

         Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must sell another security in order to honor a when-issued commitment. If a Fund purchases a when-issued security, the Fund will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         SHORT SALES. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

         A Fund will only make short sales "against the box," meaning that at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and in an amount equal to, the securities sold short. To secure its obligation to deliver the securities sold short, a Fund will segregate with its custodian an equal amount to the securities sold short or securities convertible into or exchangeable for such securities. Each Fund (except for AIM Limited Maturity Treasury Fund and AIM Money Market Fund) may pledge no more than 10% of its total assets as collateral for short sales against the box.

         MARGIN TRANSACTIONS. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.


         SWAP AGREEMENTS. AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.


         The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by the Fund would calculate the obligations on a "net basis." Consequently, the Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Obligations under a swap agreement will be accrued daily (offset against amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating liquid assets, to avoid any potential leveraging of the Fund. The Fund will not enter into a swap agreement with any single party if the net amount owed to or to be received under existing contracts with that party would exceed 5% of the Fund's total assets. For a discussion of the tax considerations relating to swap agreements, see "Dividends, Distributions and Tax Matters - Swap Agreements."


         INTERFUND LOANS. Each Fund may lend uninvested cash up to 15% of its net assets to other, funds advised by AIM (the "AIM Funds") and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund borrowings are outstanding, the Fund cannot make any additional investments. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of the Funds to lend its securities to other AIM Funds is subject to certain other terms and conditions.


         BORROWING. The Funds may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, a Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

         LENDING PORTFOLIO SECURITIES. The Funds may each lend their portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets.

         The Funds would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. A Fund will not have the right to vote securities while they are lent, but it can call a loan in anticipation of an important vote. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money Market Funds. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly or in the event of default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.

         REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during a Fund's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Each of the Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

         If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

         The Funds may invest their cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.

         AIM Limited Maturity Treasury Fund's investment policies permit it to invest in repurchase agreements with banks and broker-dealers pertaining to U.S. Treasury obligations. However, in order to maximize the Fund's dividends which are exempt from state income taxation, as a matter of operating policy, the Fund does not currently invest in repurchase agreements.

         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements (except AIM Limited Maturity Treasury Fund); or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets (U.S. Treasury obligations in the case of AIM Limited Maturity Treasury Fund) having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.

         DOLLAR ROLLS. AIM Short Term Bond Fund and AIM Total Return Bond Fund may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC. A dollar roll involves the sale of a security, with an agreement to repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are purchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for a Fund exceeding the yield on the sold security.

         Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. At the time a Fund enters into a dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price, and will monitor the account to ensure that such equivalent value is maintained. The Funds typically enter into dollar roll transactions on mortgage securities to enhance their return either on an income or total return basis or to manage pre-payment risk. Dollar rolls are considered borrowings by a Fund under the 1940 Act.


         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act, and thus may or may not constitute illiquid securities.


         Each Fund (except AIM Money Market Fund) may invest up to 15% of its net assets in securities that are illiquid. AIM Money Market Fund may invest up to 10% of its net assets in securities that are illiquid, including repurchase agreements with remaining maturities in excess of seven (7) days. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.


         RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board , will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.


         UNSEASONED ISSUERS. Investments in the equity securities of companies having less than three years' continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

         SALE OF MONEY MARKET SECURITIES. AIM Money Market Fund does not seek profits through short-term trading and will generally hold portfolio securities to maturity. However, AIM may seek to enhance the yield of the Fund by taking advantage of yield disparities that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure. AIM may also dispose of any portfolio security prior to maturity to meet redemption requests, and as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Fund's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Fund, the high turnover should not adversely affect the Fund's net income.

Derivatives


         AIM High Yield Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may each invest in forward currency contracts (except for AIM Short Term Bond Fund), futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. AIM Real Estate Fund may also invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).



         AIM Limited Maturity Treasury Fund and AIM Money Market Fund may not invest in puts, calls, straddles, spreads or any combination thereof.

         EQUITY-LINKED DERIVATIVES. Equity-Linked Derivatives are interests in a securities portfolio designed to replicate the composition and performance of a particular index. Equity-Linked Derivatives are exchange traded. The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios As Listed Securities ("OPALS"). Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in Equity-Linked Derivatives may constitute investments in other investment companies and, therefore, a Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies. See "Other Investment Companies."

         PUT AND CALL OPTIONS. A call option gives the purchaser the right to buy the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, contract or foreign currency. A put option gives the purchaser the right to write (sell) the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."

         A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

         Pursuant to federal securities rules and regulations, if a Fund writes options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         Writing Options. A Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, contract, or foreign currency alone. A Fund may only write a call option on a security if it owns an equal amount of such securities or securities convertible into, or exchangeable, without payment of further consideration, for securities of the same issue as, and equal in amount to, the securities subject to the call option. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline.

         A Fund may write a put option without owning the underlying security if it covers the option as described below in the section "Cover." A Fund may only write a put option on a security as part of an investment strategy, and not for speculative purposes. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

         If an option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

         Purchasing Options. A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. The Fund is not required to own the underlying security in order to purchase a call option, and may only cover this transaction with cash, liquid assets and/or short-term debt securities. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. The Funds may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

         A Fund may only purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

         Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because purchased OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options (i.e., the market value) as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         Index Options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

         The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

         Pursuant to federal securities rules and regulations, if a Fund writes index options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         STRADDLES. A Fund, for hedging purposes, may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Fund's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         WARRANTS. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

         A Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

         The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" in this Statement of Additional Information.

         Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

         "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

         If a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

         OPTIONS ON FUTURES CONTRACTS. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account. The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS AND ON CERTAIN OPTIONS ON CURRENCIES. To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

         Pursuant to federal securities rules and regulations, a Fund's use of Futures Contracts and options on Futures Contracts may require that Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section "Cover."

         FORWARD CURRENCY CONTRACTS. A forward currency contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward currency contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

         Each of the Funds may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward currency contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

         The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

         Pursuant to federal securities rules and regulations, a Fund's use of forward currency contracts may require that Fund to set aside assets to reduce the risks associated with using forward currency contracts. This process is described in more detail below in the section "Cover."

         COVER. Transactions using forward currency contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless, in addition to complying with all the restrictions noted in the disclosure above, it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward currency contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above.

Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward currency contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

         Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, the Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

         Assets used as cover cannot be sold while the position in the corresponding forward currency contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES. The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward currency contract at any particular time.


         (5) As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.


         (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

FUND POLICIES


         FUNDAMENTAL RESTRICTIONS. Each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund's outstanding shares, except that AIM Real Estate Fund is not subject to restriction (4). Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.


         (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

         (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) with respect to AIM Money Market Fund, bank instruments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

         AIM Real Estate Fund will concentrate (as such term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of domestic and foreign real estate and real estate-related companies. For purposes of AIM Real Estate Fund's fundamental restriction regarding industry concentration, real estate and real estate-related companies shall consist of companies (i) that at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management, or sale of residential, commercial or industrial real estate, including listed equity REITs that own property, and mortgage REITs which make short-term construction and development mortgage loans or which invest in long-term mortgages or mortgage pools, or (ii) whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages.

         (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.


         The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which the Funds' advisor and, when applicable, the Fund's sub-advisor must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board .


         NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to each of the Funds, except AIM Real Estate Fund is not subject to restriction (3). They may be changed for any Fund without approval of that Fund's voting securities.


         (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets (and for AIM Money Market Fund with respect to 100% of its total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result,
(i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other AIM Funds, subject to the terms and conditions of any exemptive orders issued by the SEC.



         (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 331/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Fund are outstanding.


         (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry. For purposes of AIM Limited Maturity Treasury Fund's fundamental restriction regarding industry concentration, the United States Government shall not be considered an industry.


         (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 331/3% of its total assets and may lend money to an AIM Fund, on such terms and conditions as the SEC may require in an exemptive order.

         (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

         (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         (7) The Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

            ADDITIONAL NON-FUNDAMENTAL POLICIES. As non-fundamental policies:

         (1) AIM High Yield Fund normally invests at least 80% of its assets in non-investment grade debt securities, i.e., "junk bonds". For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (2) AIM Limited Maturity Treasury Fund normally invests at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes, and bonds. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (3) AIM Real Estate Fund normally invests at least 80% of its assets in securities of real estate and real estate-related companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (4) AIM Short Term Bond Fund normally invests at least 80% of its assets in a diversified portfolio of investment-grade fixed income securities. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (5) AIM Total Return Bond Fund normally invests at least 80% of its assets in a diversified portfolio of investment grade fixed income securities generally represented by the sector categories within the Lehman Brothers Aggregate Bond Index. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.


         The Trust has obtained an opinion of Dechert LLP, special counsel to the Trust, that shares of AIM Limited Maturity Treasury Fund are eligible for investment by a federal credit union. In order to ensure that shares of AIM Limited Maturity Treasury Fund meet the requirements for eligibility for investment by federal credit unions, that Fund has adopted the following additional non-fundamental policies:


                  (a) The Fund will enter into repurchase agreements only with: (i) banks insured by the Federal Deposit Insurance Corporation
         (FDIC); (ii) savings and loan associations insured by the FDIC; or
         (iii) registered broker-dealers. The Fund will only enter into repurchase transactions pursuant to a master repurchase agreement in writing with the Fund's counterparty. Under the terms of a written agreement with its custodian, the Fund receives on a daily basis written confirmation of each purchase of a security subject to a repurchase agreement and a receipt from the Fund's custodian evidencing each transaction. In addition, securities subject to a repurchase agreement may be recorded in the Federal Reserve Book-Entry System on behalf of the Fund by its custodian. The Fund purchases securities subject to a repurchase agreement only when the purchase price of the security acquired is equal to or less than its market price at the time of the purchase.

                  (b) The Fund will only enter into reverse repurchase agreements and purchase additional securities with the proceeds when such proceeds are used to purchase other securities that either mature on a date simultaneous with or prior to the expiration date of the reverse repurchase agreement, or are subject to an agreement to resell such securities within that same time period.

                  (c) The Fund will only enter into securities lending transactions that comply with the same counterparty, safekeeping, maturity and borrowing restrictions that the Fund observes when participating in repurchase and reverse repurchase transactions.

                  (d) The Fund will enter into when-issued and delayed delivery transactions only when the time period between trade date and settlement date does not exceed 120 days, and only when settlement is on a cash basis. When the delivery of securities purchased in such manner is to occur within 30 days of the trade date, the Fund will purchase the securities only at their market price as of the trade date.

TEMPORARY DEFENSIVE POSITIONS

         In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Funds may temporarily hold all or a portion of their assets in cash, cash equivalents or (with the exception of AIM Limited Maturity Treasury
Fund) high-quality debt instruments. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes.

                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES


         The overall management of the business and affairs of the Funds and the Trust is vested in the Board. The Board approves all significant agreements between the Trust, on behalf of one or more of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the applicable Fund and to the general supervision of the Board. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.


MANAGEMENT INFORMATION

         The trustees and officers of the Trust, their principal occupations during the last five years and certain other information concerning them is set forth in Appendix B.


         The standing committees of the Board are the Audit Committee, the Governance Committee, the Investments Committee, the Valuation Committee and the Special Committee Relating to Market Timing Issues.

The members of the Audit Committee are Bob R. Baker, James T. Bunch, Edward K. Dunn, Jr. (Chair), Lewis F. Pennock, Dr. Larry Soll, Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by the Funds (including monitoring the independence, qualifications and performance of such auditors and resolution of disagreements between the Funds' management and the auditors regarding financial reporting) for the purpose of preparing or issuing an audit report or performing other audit, review or attest services;
(ii) overseeing the financial reporting process of the Funds; (iii) monitoring the process and the resulting financial statements prepared by management to promote accuracy and integrity of the financial statements and asset valuation;
(iv) assisting the Board's oversight of the Funds' compliance with legal and regulatory requirements that related to the Funds' accounting and financial reporting, internal control over financial reporting and independent audits; (v) to the extent required by Section 10A of the Securities Exchange Act of 1934, pre-approving all permissible non-audit services provided to each Fund by its independent auditors; (vi) pre-approving, in accordance with Item 2.01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by each Fund's independent auditors to the Funds' investment advisor and certain other affiliated entities; and (vii) to the extent required by Regulation 14A, preparing an audit committee report for inclusion in the Fund's annual proxy statement. During the fiscal year ended July 31, 2003, the Audit Committee held nine meetings.



         The members of the Governance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden, Jack M. Fields (Vice Chair), Gerald J. Lewis and Louis S. Sklar. The Governance Committee is responsible for: (i) nominating persons who are not interested persons of the Trust for election or appointment:
(a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of the Trust at meetings called for the election of trustees; (ii) nominating persons for appointment as members of each committee of the Board, including, without limitation, the Audit Committee, the Governance Committee, the Investments Committee and the Valuation Committee, and to nominate persons for appointment as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee of the Trust.



         The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended July 31, 2003, the Governance Committee held five meetings.



         Notice procedures set forth in the Trust's bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.



         The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Vice Chair), Bunch, Crockett, Dowden (Chair), Dunn, Fields, Lewis, Pennock, Sklar and Soll, and Carl Frischling, and Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration. During the fiscal year ended July 31, 2003, the Investments Committee held four meetings.

         The members of the Valuation Committee are Messrs. Dunn and Pennock (Chair), and Miss Quigley (Vice Chair). The Valuation Committee meets on an ad hoc basis when the Board is not available to review matters related to valuation. During the fiscal year ended July 31, 2003, the Valuation Committee held one meeting.



         The members of the Special Committee Relating to Market Timing Issues are Messrs. Crockett, Dowden, Dunn, and Lewis (Chair). The purpose of the Special Committee Relating to Market Timing Issues is to remain informed on matters relating to alleged excessive short term trading in shares of the Funds ("market timing") and to provide guidance to special counsel for the independent trustees on market timing issues and related matters between meetings of the independent trustees. During the fiscal year ended July 31, 2003, the Special Committee Relating to Market Timing issues did not meet.


Trustee Ownership of Fund Shares

         The dollar range of equity securities beneficially owned by each trustee (i) in the Fund and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth in Appendix B.


Factors Considered in Approving the Investment Advisory Agreement and Investment Sub-Advisory Agreement



         The advisory agreement with AIM (the "Advisory Agreement"), and the sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. ("INVESCO, Inc." or the "Sub-Advisor") (collectively with AIM, the "Advisors") for AIM Real Estate Fund (the "Sub-Advisory Agreement") (collectively with the Advisory Agreement, the "Advisory Agreements") were re-approved for each Fund by the Trust's Board at a meeting held on May 13-14, 2003. In evaluating the fairness and reasonableness of the Advisory Agreement, the Board considered a variety of factors for the Fund, as applicable, including: the requirements of the Fund for investment supervisory and administrative services; the quality of the Advisors' services, including a review of the Fund's investment performance and the Advisors' investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to the Advisors' other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by the Fund as a percentage of its assets and in relationship to contractual limitations; any fee waivers (or payments of Fund expenses) by the Advisors; the Advisors' profitability; the benefits received by AIM from its relationship to the Fund, including soft dollar arrangements, and the extent to which the Fund shares in those benefits; the organizational capabilities and financial condition of the Advisors and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between the Fund and the Advisors.


         In considering the above factors, the Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board further determined that the proposed securities lending program and related procedures with respect to each of the lending Funds is in the best interests of each lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of each lending Fund and its respective shareholders.


         After consideration of these factors, the Board found that with respect to each Fund: (i) the services provided to the Fund and its shareholders were adequate; (ii) the Advisory Agreements were fair and reasonable under the circumstances; and (iii) the fees payable under the Advisory Agreements would have been obtained through arm's length negotiations. The Board therefore concluded that each Fund's Advisory Agreements, as applicable, was in the best interests of each Fund and its shareholders and approved the Advisory Agreements.

COMPENSATION

         Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.


         Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2003 is found in Appendix C.


Retirement Plan For Trustees

         The Trustees have adopted a retirement plan for the Trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

         The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the Trustees may extend from time to time the retirement date of a trustee.

         Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements


         Messrs. Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Board,in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

Purchase of Class A Shares of the Funds at Net Asset Value


         The trustees and other affiliated persons of the Trust may purchase Class A shares of the AIM Funds without paying an initial sales charge. A I M Distributors, Inc. ("AIM Distributors") permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution.


CODES OF ETHICS


         AIM, the Trust, A I M Distributors, Inc. ("AIM Distributors) and INVESCO Institutional (N.A.) (the "Sub-Advisor") have each adopted a Code of Ethics governing, as applicable, personal trading activities of all directors/trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by a Fund, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.


PROXY VOTING POLICIES


         The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund (except AIM Real Estate Fund) to AIM, the Fund's investment advisor. The Board has delegated responsibility for decisions regarding proxy voting for securities held by AIM Real Estate Fund to the Fund's Sub-Advisor. The investment advisor or Sub-Advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix D.



         Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of the Fund's proxy voting record.



               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES



         Information about the ownership of each class of each Fund's shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix E. A shareholder who owns beneficially 25% or more of the outstanding shares of the Fund is presumed to "control" that Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

         AIM, the Fund's investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 200 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

         As investment advisor, AIM supervises all aspects of the Fund's operations and provides investment advisory services to the Fund. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Fund.

         AIM is also responsible for furnishing to the Fund, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Fund, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of the Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

         The Master Investment Advisory Agreement provides that the Fund will pay or cause to be paid all expenses of the Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of the Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to shareholders.

         AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

         Pursuant to the Master Investment Advisory Agreement with the Trust, AIM receives a monthly fee from the Fund calculated at the following annual rates, based on the average daily net assets of the Fund during the year:


            FUND NAME                         NET ASSETS            ANNUAL RATE
-------------------------------------------------------------------------------
AIM High Yield Fund                    First $200 million            0.625%
                                       Next $300 million              0.55%
                                       Next $500 million              0.50%
                                       Amount over $1 billion         0.45%

AIM Money Market Fund                  First $1 billion               0.55%
                                       Amount over $1 billion         0.50%

AIM Limited Maturity Treasury Fund     First $500 million             0.20%
                                       Amount over $500 million      0.175%

AIM Real Estate Fund                   All Assets                     0.90%

AIM Short Term Bond Fund               All Assets                     0.40%

AIM Total Return Bond                  First $500 million             0.50%
                                       Next $500 million              0.45%
                                       Amount over $1 billion         0.40%

         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.


         AIM has voluntarily agreed to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's Investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board. See "Description of the Funds and Their Investments and Risks - Investment Strategies and Risks - Other Investments - Other Investment Companies."



         AIM has contractually agreed through July 31, 2004, to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items and increases in expenses due to expense offset arrangements, if any) for AIM Total Return Bond Fund's Class A, Class B and Class C shares to the extent necessary to limit the total operating expenses of Class A shares to 1.25% (e.g., if AIM waives 1.86% of Class A expenses, AIM will also waive 1.86% of Class B and Class C expenses). Such contractual fee waivers or reductions are set forth in the Fee Table to the Fund's Prospectus and may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.



         AIM has contractually agreed through July 31, 2004, to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items and increases in expenses due to expense offset arrangements, if any) for AIM Short Term Bond Fund's Class C shares to the extent necessary to limit the total operating expenses of Class C shares to 1.20%. Such contractual fee waivers or reductions are set forth in the Fee Table to the Fund's Prospectus and may not be terminated or amended to the Fund's detriment during the period stated in the agreements between AIM and the Fund.

INVESTMENT SUB-ADVISOR


         AIM has entered into a Master Sub-Advisory contract with INVESCO Institutional (N.A.), Inc. ("INVESCO, Inc.") (the "Sub-Advisor") to provide investment sub-advisory services to AIM Real Estate Fund.


         INVESCO, Inc. is registered as an investment advisor under the Advisers Act. INVESCO, Inc. believes it has one of the nation's largest discretionary portfolios of tax-exempt accounts (such as pension and profit sharing funds for corporations and state and local governments). Funds are supervised by investment managers who utilize INVESCO, Inc.'s facilities for investment research and analysis, review of current economic conditions and trends, and consideration of long-range investment policy matters.

         AIM and INVESCO, Inc. are indirect wholly owned subsidiaries of AMVESCAP (formerly, AMVESCO PLC and INVESCO PLC).

         For the services to be rendered by INVESCO, Inc. under its Master Sub-Advisory Contract, the Advisor will pay the Sub-Advisor a fee which will be computed daily and paid as of the last day of each month on the basis of the Fund's daily net asset value, using for each daily calculation the most recently determined net asset value of the Fund. (See "Computation of Net Asset Value.") On an annual basis, the sub-advisory fee is equal to 0.40% of the Advisor's compensation of the sub-advised assets per year, for AIM Real Estate Fund.

         The management fees payable by the Fund, the amounts waived by AIM and the net fee paid by the Fund for the last three fiscal years ended July 31, are found in Appendix F.

         SECURITIES LENDING ARRANGEMENTS. If a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The advisory agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the "agent") in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board;
(d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

         AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

SERVICE AGREEMENTS


         ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.

         Administrative services fees paid to AIM by each Fund for the last three fiscal years ended July 31, are found in Appendix G.

OTHER SERVICE PROVIDERS


         TRANSFER AGENT. AIM Investment Services, Inc. ("AIS") (formerly, A I M Fund Services, Inc.), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Funds.


         The Transfer Agency and Service Agreement between the Trust and AIS provides that AIS will perform certain shareholder services for the Funds. The Transfer Agency and Service Agreement provides that AIS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. AIS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.


         It is anticipated that most investors will perform their subaccounting. AIM has contractually agreed to limit transfer agent fees to 0.10% of average net assets of the Institutional Class with respect to AIM Limited Maturity Treasury Fund. The expense limitation agreement is in effect through July 31, 2004.



         CUSTODIANS. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of AIM High Yield Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund. The Bank of New York, 100 Church Street, New York, New York 10286, is custodian of all securities and cash of AIM Limited Maturity Fund and AIM Money Market Fund. Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as sub-custodian for purchases of shares of the Funds. The Bank of New York also serves as sub-custodian to facilitate cash management.



         The custodians are authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities depositories in a country. The custodians are responsible for monitoring eligible foreign securities depositories.


         Under their contracts with the Trust, the custodians maintain the portfolio securities of the Funds, administer the purchases and sales of portfolio securities, collect interest and dividends and other distributions made on the securities held in the portfolios of the Funds and perform other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.


         AUDITORS. The Funds' independent public accountants are responsible for auditing the financial statements of the Funds. The Board selected Ernst & Young LLP, 5 Houston Center, 1401 McKinney, Suite 1200, Houston, Texas 77010-4035, as the independent public accountants to audit the financial statements of the Funds.


         COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103-7599.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

         The Sub-Advisor has adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. Unless specifically noted, the Sub-Advisor's procedures do not materially differ from AIM's procedures as set forth below.

BROKERAGE TRANSACTIONS


         AIM or the Sub-Advisor, as applicable, makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Funds are usually principal transactions, the Funds (except AIM Real Estate Fund) incur little or no brokerage commission. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.


         Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

         Brokerage commissions paid by each of the Funds during the last three fiscal years ended July 31, are found in Appendix H.

COMMISSIONS

         During the last three fiscal years ended July 31, none of the Funds paid brokerage commissions to brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities.


         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to certain other Funds or accounts (and may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.



         Under the 1940 Act, certain persons affiliated with the Trust are prohibited from dealing with the Trust as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. The 1940 Act also prohibits the Trust from purchasing a security being publicly underwritten by a syndicate of which certain persons affiliated with the Trust are members except in accordance with certain conditions. These conditions may restrict the ability of the Funds to purchase municipal securities being publicly underwritten by such syndicate, and the Funds may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Trust may, from time to time, serve as placement agent or financial advisor to an issuer of Municipal Securities and be paid a fee by such issuer. The Funds may purchase such Municipal Securities directly from the issuer, provided that the purchase is reviewed by the Board and a determination is made that the placement fee or other remuneration paid by the issuer to a person affiliated with the Trust is fair and reasonable in relation to the fees charged by others performing similar services.

BROKERAGE SELECTION

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Fund may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.


         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to provide a more in-depth analysis of a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Fund. However, the Fund is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.


         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Fund is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.


         AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; and (2) the research services provided by the broker. Portfolio transactions also may be effected through broker-dealers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts.

DIRECTED BROKERAGE (RESEARCH SERVICES)


         Directed brokerage (research services) paid by each of the Funds during the last fiscal year ended July 31, 2003 are found in Appendix I.


REGULAR BROKERS OR DEALERS


         Information concerning each of the Fund's acquisition of securities of its regular brokers or dealers during the last fiscal year ended July 31, 2003, is found in Appendix I.


ALLOCATION OF PORTFOLIO TRANSACTIONS


         AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.



         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.


ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") TRANSACTIONS

         Certain of the AIM Funds or other accounts managed by AIM may become interested in participating in IPOs. Purchases of IPOs by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. It shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPOs for all AIM Funds and accounts participating in purchase transactions for that IPO, and to allocate such transactions in accordance with the following procedures:

         AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, the liquidity of the AIM Fund or account if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of securities issued in IPOs will be made to eligible AIM Funds and accounts in a manner designed to be fair and equitable for the eligible AIM Funds and accounts, and so that there is equal allocation of IPOs over the longer term. Where multiple funds or accounts are eligible, rotational participation may occur, based on the extent to which an AIM Fund or account has participated in previous IPOs as well as the size of the AIM Fund or account. Each eligible AIM Fund and account will be placed in one of four tiers, depending upon each AIM Fund's or account's asset level. The AIM Funds and accounts in the tier containing funds and accounts with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's or account's net assets. This process continues until all of the AIM Funds and accounts in the four tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds and accounts will receive their Allocations on a straight pro rata basis. In addition, Incubator Funds, as described in AIM's Incubator and New Fund Investment Policy, and any other AIM Fund which has more than 5% of its outstanding shares owned by AIM or one of its affiliates, officers, directors or employees, will each be limited to a 40 basis point allocation only. Such allocations will be allocated to the nearest share round lot that approximates 40 basis points.

         When any AIM Funds and/or accounts with substantially identical investment objectives and policies participate in IPOs, they will do so in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest participating AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds or accounts will be placed. If no AIM Fund is participating, then the net assets of the largest account will be used to determine tier placement. The price per share of securities purchased in such IPO transactions will be the same for each AIM Fund and account.


         On occasion, when the Sub-Advisor is purchasing certain thinly-traded securities or shares in an initial public offering for the Funds or other clients, the situation may arise that the Sub-Advisor is unable to obtain sufficient securities to fill the orders of the Funds or all other relevant clients. In that situation, the Sub-Advisor is required to use pro-rata allocation methods that ensure the fair and equitable treatment of all clients. (Such methods may include, for example, pro-rata allocation on each relevant trade, or "rotational" allocation).



         The requirement of pro-rata allocation is subject to limited exceptions
- such as when the Funds or accounts are subject to special investment objectives or size constraints on investment positions.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

         Before the initial purchase of shares, an investor must submit a completed account application to his financial intermediary, who should forward the application to AIM Investment Services, Inc. at P.O. Box 4497, Houston, Texas 77210-4497. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AIS.

         Purchase and redemption orders must be received in good order. To be in good order, the financial intermediary must give AIS all required information and documentation with respect to the investor. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Fund for any overdraft charges incurred.

         A financial intermediary may submit a written request to AIS for correction of transactions involving Fund shares. If AIS agrees to correct a transaction, and the correction requires a dividend adjustment, the intermediary must agree in writing to reimburse the Fund for any resulting loss.

         An investor may terminate his relationship with an intermediary and become the shareholder of record on his account. However, until the investor establishes a relationship with an intermediary, the investor will not be able to purchase additional shares of the Fund, except through the reinvestment of distributions.

         Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. By providing written notice to his financial intermediary or to AIS, an investor may change the bank account designated to receive redemption proceeds. AIS may request additional documentation.

         AIS may request that an intermediary maintain separate master accounts in the Fund for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

         Platform sponsors that provide investment vehicles to fund Section 401 defined contribution plans and have entered into written agreements with AIM Distributors to waive applicable investment minimums may purchase Institutional Class shares for accounts within such plans.


REDEMPTIONS BY THE FUNDS


         If the Funds determine that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the Funds may, at their discretion, redeem the account and distribute the proceeds to you.

         Additional information regarding purchases and redemptions is located in the Funds' prospectus, under the headings "Purchasing Shares" and "Redeeming Shares."

ABANDONED PROPERTY. It is the responsibility of the investor to ensure that AIS maintains a correct address for his account(s). An incorrect address may cause an investor's account statements and other mailings to be returned to AIS. Upon receiving returned mail, AIS will attempt to locate the investor or rightful owner of the account. If unsuccessful, AIS will retain a shareholder locator service with a national information database to conduct periodic searches for the investor. If the search firm is unable to locate the investor, the search firm will determine whether the investor's account has legally been abandoned. AIS is legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The investor's last known address of record determines which state has jurisdiction.

OFFERING PRICE


         Institutional Class shares of a Fund are offered at net asset value.


Calculation of Net Asset Value


For AIM Money Market Fund



         The net asset value per share of the Fund is determined daily as of 12:00 noon and the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern time) on a particular day, the net asset value of the Fund is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the number of shares outstanding of that class and rounding the resulting per share net asset value to the nearest one cent. Determination of the net asset value per share is made in accordance with generally accepted accounting principles.



         The Fund uses the amortized cost method to determine its net asset value. Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. While this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Fund's investments is higher or lower than the price that would be received if the investments were sold. During periods of declining interest rates, use by the Fund of the amortized cost method of valuing its portfolio may result in a lower value than the market value of the portfolio, which could be an advantage to new investors relative to existing shareholders. The converse would apply in a period of rising interest rates.



         The Fund may use the amortized cost method to determine its net asset value so long as the Fund does not (a) purchase any instrument with a remaining maturity greater than 397 days (for these purposes, repurchase agreements shall not be deemed to involve the purchase by the Fund of the securities pledged as collateral in connection with such agreements) or (b) maintain a dollar-weighted average portfolio maturity in excess of 90 days, and otherwise complies with the terms of rules adopted by the SEC.



         The Board has established procedures designed to stabilize the Fund's net asset value per share at $1.00, to the extent reasonably possible. Such procedures include review of portfolio holdings by the trustees at such intervals as they may deem appropriate. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations are used to establish net asset value, the net asset value could possibly be more or less than $1.00 per share. AIM Money Market Fund intends to comply with any amendments made to Rule 2a-7 which may require corresponding changes in the Fund's procedures which are designed to stabilize the Fund's price per share at $1.00.



For AIM High Yield Fund, AIM Limited Maturity Treasury Fund, AIM Real Estate Fund, AIM Short Term Bond Fund, AIM Total Return Bond Fund



         Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, the Fund will generally use futures and options contract closing prices which are available fifteen (15) minutes after the close of the customary trading session of the NYSE. The Funds determines net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles. The net asset value for shareholder transactions may be different than the net asset value reported in the Fund's financial statements due to adjustments required by generally accepted accounting principles made to the net assets of the Fund at period end.


         Each security (excluding convertible bonds) held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") or absent a NOCP, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity.



         Generally, trading in corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined at such times. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE which will not be reflected in the computation of the Fund's net asset value. If a development/event has actually caused that closing price to no longer reflect actual value, the closing prices may be adjusted to reflect the fair value of the affected securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board.


         Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of a Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds.

         Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the net asset value per share of a Fund may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.

REDEMPTION IN KIND


         Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). A Fund may make a redemption in kind, for instance, if a cash redemption would disrupt its operations or performance. Securities delivered as payment in redemptions in kind will be valued at the same value assigned to them in computing the applicable Fund's net asset value per share. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. If a Fund has made an election under Rule 18f-1 under the 1940 Act, the Fund is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of the Fund's net assets in any 90-day period.


BACKUP WITHHOLDING


         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed IRS Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

         Each AIM Fund, and other payers, generally must withhold 28% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.




         An investor is subject to backup withholding if:

         1.       the investor fails to furnish a correct TIN to the Fund;

         2. the IRS notifies the Fund that the investor furnished an incorrect TIN;

         3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);

         4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

         5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

         Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

         Certain payees and payments are exempt from backup withholding and information reporting. AIM or AIS will not provide Form 1099 to those payees.

         Investors should contact the IRS if they have any questions concerning withholding.

         IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

         NONRESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


         It is the present policy of each Fund to declare daily and pay monthly net investment income dividends and declare and pay annually any capital gain distributions. It is each Fund's intention to distribute substantially all of its net investment income and realized net capital gains. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital losses, if any, carried forward from previous fiscal periods. All dividends and distributions will be automatically reinvested in additional shares of the same class of the Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in Institutional Class shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Dividend Investment." Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. If a shareholder's account does not have any shares in it on a dividend or capital gain distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.


         Dividends are declared to shareholders of record immediately prior to the determination of the net asset value of each Fund. For each Fund, except AIM Money Market Fund AIM Cash Reserve Shares purchase orders received prior to noon EST and AIM Real Estate Fund, dividends begin accruing on the first business day after a purchase order for shares of the Fund is effective (settle date), and accrue through and including the day to which a redemption order is effective (settle date). Thus, if a purchase order is effective on Friday, dividends will begin accruing on Monday (unless Monday is not a business day of the Fund). For AIM Money Market Fund AIM Cash Reserve Shares purchase orders received prior to noon EST, dividends begin accruing on the first business day of the purchase order for shares of the Fund and accrue through the day prior to the redemption order.



         AIM Real Estate Fund makes quarterly distributions of its net investment income typically during the months of March, June, September and December. For taxable clients, a portion of the dividends paid by a REIT may be considered return of capital and would not currently be regarded as taxable income.



         Distributions paid by a Fund other than daily dividends have the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income tax.



         Should the Trust incur or anticipate any unusual expense, loss or depreciation, which would adversely affect the net asset value per share of the AIM Money Market Fund or the net income per share of a class of the Fund for a particular period, the Board would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the AIM Money Market Fund was reduced, or was anticipated to be reduced, below $1.00, the Board might suspend further dividend payments on shares of the Fund until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Fund and/or its receiving upon redemption a price per share lower than that which it paid.


TAX MATTERS


         The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.


         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be taxed under Subchapter M of the Code as a regulated investment company and intends to maintain its qualification as such in each of its taxable years. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes an amount equal to (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.


         Each Fund may use "equalization accounting" in determining the portion of its net investment income and capital gain net income that has been distributed. A Fund that elects to use equalization accounting will allocate a portion of its realized investment income and capital gain to redemptions of Fund shares and will reduce the amount of such income and gain that it distributes in cash. However, each Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. The Internal Revenue Service has not published any guidance concerning the methods to be used in allocating investment income and capital gains to redemptions of shares. In the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation and has underdistributed its net investment income and capital gain net income for any taxable year, such Fund may be liable for additional federal income tax.


         In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gain from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies (the "Income Requirement"). Under certain circumstances, a Fund may be required to sell portfolio holdings to meet this requirement.


         In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test"). Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.


         For purposes of the Asset Diversification Test, the IRS has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such future contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.

         Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. It is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or the foreign government backing the particular currency. Due to this uncertainty and because the Funds may not rely on informal rulings of the IRS, the Funds may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction (to the extent discussed below) in the case of corporate shareholders and will be included in the qualified dividend income of noncorporate shareholders. See "Fund Distributions" below.


         DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. If a Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss. In certain cases, a Fund may make an election to treat such gain or loss as capital.


         Certain hedging transactions that may be engaged in by certain of the Funds (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

         Some of the forward foreign currency exchange contracts, options and futures contracts that certain of the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts that a Fund holds are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of
Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Fund.

         Other hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.


         Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the taxable income of a Fund may exceed its book income. Accordingly, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income, qualified dividend income, or long-term capital gain may also differ from the book income of the Fund and may be increased or decreased as compared to a fund that did not engage in such transactions.



         AIM Limited Maturity Treasury Fund may enter into notional principal contracts, including interest rate swaps, caps, floors and collars. Under Treasury regulations, in general, the net income or deduction from a notional principal contract for a taxable year is included in or deducted from gross income for that taxable year. The net income or deduction from a notional principal contract for a taxable year equals the total of all of the periodic payments (generally, payments that are payable or receivable at fixed periodic intervals of one year or less during the entire term of the contract) that are recognized from that contract for the taxable year and all of the non-periodic payments (including premiums for caps, floors and collars), even if paid in periodic installments, that are recognized from that contract for the taxable year. A periodic payment is recognized ratably over the period to which it relates. In general, a non-periodic payment must be recognized over the term of the notional principal contract in a manner that reflects the economic substance of the contract. A non-periodic payment that relates to an interest rate swap, cap, floor or collar shall be recognized over the term of the contract by allocating it in accordance with the values of a series of cash-settled forward or option contracts that reflect the specified index and notional principal amount upon which the notional principal contract is based (or, in the case of a swap or of a cap or floor that hedges a debt instrument, under alternative methods contained in the regulations and, in the case of other notional principal contracts, under alternative methods that the IRS may provide in a revenue procedure).


         EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company shall
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude
Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         Each Fund generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, in the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation for purposes of equalization accounting (as discussed above), such Fund may be liable for excise tax. Moreover, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances, a Fund may elect to pay a minimal amount of excise tax.

         PFIC INVESTMENTS. Those Funds that are permitted to invest in foreign equity securities may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.

         The application of the PFIC rules may affect, among other things, the character of gain, the amount of gain or loss and the timing of the recognition and character of income with respect to PFIC stock, as well as subject the Funds themselves to tax on certain income from PFIC stock. For these reasons the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.


         SWAP AGREEMENTS. AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may each enter into swap agreements. The rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while a Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. Each Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.


         FUND DISTRIBUTIONS. Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations and as qualified dividend income for individuals and other non-corporate taxpayers to the extent discussed below.


         A Fund may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for noncorporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.


         Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

         Ordinary income dividends paid by a Fund to individuals and other noncorporate taxpayers will be treated as qualified dividend income that is subject to tax at a maximum rate of 15% to the extent of the amount of qualifying dividends received by the Fund from domestic corporations and from foreign corporations that are either incorporated in a possession of the United States, or are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program.

In addition, qualifying dividends include dividends paid with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. However, dividends received by the Fund from foreign personal holding companies, foreign investment companies or PFICs are not qualifying dividends. If the qualifying dividend income received by a Fund is equal to 95% (or a greater percentage) of the Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.


         Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. However, the AMT on capital gain dividends and qualified dividend income paid by a Fund to a noncorporate shareholder may not exceed a maximum rate of 15%. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividends received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. However, certain small corporations are wholly exempt from the AMT.


         Distributions by a Fund that do not constitute earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

         If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

         SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 15%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

         BACKUP WITHHOLDING. The Funds may be required to withhold 28% of taxable distributions and/or redemption payments. For more information refer to "Purchase, Redemption and Pricing of Shares - Backup Withholding".

         FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gain.

         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

         Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from a Fund's election to treat any foreign income tax paid by it as paid by its shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.


         Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax adviser or the IRS.


         Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

         FOREIGN INCOME TAX. Investment income received by each Fund from sources within foreign countries may be subject to foreign income tax withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

         If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income tax paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

         Unless certain requirements are met, a credit for foreign tax is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from a Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. Each Fund's gain from the sale of stock and securities and certain currency fluctuation gain and loss will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income, and the portion of foreign source income consisting of qualified dividend income is reduced by approximately 57% to account for the tax rate differential. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign tax included on Form 1099 and whose foreign source income is all "qualified passive income" may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without filing Form 1116 with its corresponding requirement to report income and tax by country. Moreover, no foreign tax credit will be allowable to any shareholder who has not held his shares of the Fund for at least 16 days during the 30-day period beginning 15 days before the day such shares become ex-dividend with respect to any Fund distribution to which foreign income taxes are attributed (taking into account certain holding period reduction requirements of the Code). Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund.


         EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on April 30, 2004. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


         Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.

                           DISTRIBUTION OF SECURITIES

DISTRIBUTOR

         The Trust has entered into a master distribution agreement, as amended, relating to the Fund (the "Distribution Agreement") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Fund. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."

         The Distribution Agreement provides AIM Distributors with the exclusive right to distribute shares of the Fund on a continuous basis directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of the Institutional Class.

         The Trust (on behalf of the Institutional Class) or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.

         AIM Distributors may, from time to time, at its expense pay a bonus or other consideration or incentive to dealers or banks. The total amount of such additional bonus payments or other consideration shall not exceed 0.10% of the public offering price of the shares sold or of average daily net assets of the Funds attributable to that particular dealer. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable Fund's shares or the amount that any particular Fund will receive as proceeds from such sales. Dealers may not use sales of the Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

                         CALCULATION OF PERFORMANCE DATA


           Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.


Average Annual Total Return Quotation

         The standard formula for calculating average annual total return is as follows:

                                         n
                                   P(1+T)  = ERV

Where      P   = a hypothetical initial payment of $1,000;
           T   = average annual total return (assuming the applicable maximum sales load is deducted at the beginning of the one, five, or ten year periods);
           n   = number of years; and
           ERV = ending redeemable value of a hypothetical $1,000 payment at the end of the one, five, or ten year periods (or fractional portion of such period).


         The average annual total returns for the Fund, with respect to its Institutional Class Shares for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2004 are found in Appendix J.



         Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Cumulative total return reflects the performance of the Fund over a stated period of time. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in the Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. A Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return.

         A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.


Alternative Total Return Quotations

         Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                         n
                                   P(1+U)  = ERV

Where      P   = a hypothetical initial payment of $1,000;
           U   = average annual total return assuming payment of only a stated
                 portion of, or none of, the applicable maximum sales load at the beginning of the stated period;
           n   = number of years; and
           ERV = ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.

         Cumulative total return across a stated period may be calculated as follows:

                                  P(1+V) = ERV

Where      P   = a hypothetical initial payment of $1,000;
           V   = cumulative total return assuming payment of all of, a stated
                 portion of, or none of, the applicable maximum sales load at the beginning of the stated period; and
           ERV = ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.


         The cumulative total returns for each Fund, with respect to its Institutional Class Shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2004 are found in Appendix J.


Average Annual Total Return (After Taxes on Distributions) Quotation

         A Fund's average annual total return (after taxes on distributions) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on distributions, but not on redemption proceeds. Average annual total returns (after taxes on distributions) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions) is:

                                       n
                                 P(1+T)  = ATV
                                              D

Where      P   = a hypothetical initial payment of $1,000;
           T   = average annual total return (after taxes on distributions);
           n   = number of years; and
           ATV = ending value of a hypothetical $1,000 payment made at the
              D beginning of the one, five or ten year periods (or since inception, if applicable) at the end of the one, five or ten year periods (or since inception, if applicable), after taxes on fund distributions but not after taxes on redemption.

         Standardized average annual total return (after taxes on distributions) for Institutional Class shares does not reflect a deduction of any sales charges since that class is sold and redeemed at net asset value.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.


         The average annual total returns (after taxes on distributions) for the Fund, with respect to its Institutional Class Shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2004 are found in Appendix J.


Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) Quotation

         A Fund's average annual total return (after taxes on distributions and sale of Fund shares) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on both distributions and proceeds. Average annual total returns (after taxes on distributions and redemption) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions and redemption) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions and redemption) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions and redemption) is:

                                       n
                                 P(1+T)  = ATV
                                              DR

Where      P     = a hypothetical initial payment of $1,000;
           T     = average annual total return (after taxes on distributions and redemption); n = number of years; and
           ATV   = ending value of a hypothetical $1,000 payment made at the
              DR beginning of the one, five or ten year periods (or since inception, if applicable) at the end of the one, five or ten year periods (or since inception, if applicable), after taxes on fund distributions and redemption.

         Standardized average annual total return (after taxes on distributions and redemption) for Institutional Class shares does not reflect a deduction of any sales charges since that class is sold and redeemed at net asset value.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes due on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The ending values for each period assume a complete liquidation of all shares. The ending values for each period are determined by subtracting capital gains taxes resulting from the sale of Fund shares and adding the tax benefit from capital losses resulting from the sale of Fund shares. The capital gain or loss upon sale of Fund shares is calculated by subtracting the tax basis from the proceeds. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character (e.g., ordinary income or long-term) in effect on the date of the sale of Fund shares and in accordance with federal tax law applicable on that date. The calculations assume that a shareholder may deduct all capital losses in full.

         The basis of shares acquired through the $1,000 initial investment are tracked separately from subsequent purchases through reinvested distributions. The basis for a reinvested distribution is the distribution net of taxes paid on the distribution. Tax basis is adjusted for any distributions representing returns of capital and for any other tax basis adjustments that would apply to an individual taxpayer.

         The amount and character (i.e., short-term or long-term) of capital gain or loss upon sale of Fund shares is determined separately for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.


         The average annual total returns (after taxes on distributions and redemption) for the Fund, with respect to its Institutional Class Shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2004, are found in Appendix J.


Yield Quotation


         Yield is a function of the type and quality of a Fund's investments, the maturity of the securities held in a Fund's portfolio and the operating expense ratio of the Fund. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.


         A Fund may quote its distribution rate, which uses the most recent dividend paid annualized as a percentage of the Fund's offering price.



         Income calculated for purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Fund may differ from the rate of distributions from the Fund paid over the same period or the rate of income reported in the Fund's financial statements.



         The standard formula for calculating yield for each Fund is as follows:


                                                    6
                         YIELD = 2[((a-b)/(c x d)+1) -1]

Where     a =  dividends and interest earned during a stated 30-day period. For purposes of this calculation, dividends are accrued rather than recorded on the ex-dividend date. Interest earned under this formula must generally be calculated based on the yield to maturity of each obligation (or, if more appropriate, based on yield to call date).
          b = expenses accrued during period (net of reimbursements).
          c = the average daily number of shares outstanding during the period that were certified to receive dividends.
          d = the maximum offering price per share on the last day of the period.


         The standard formula for calculating annualized 7-day yield for AIM Money Market Fund is as follows:



                               Y = (V V )    x             365
                                     1 0
                                      V                    7
                                       0



         Where    Y  = annualized yield.
                  V  = the value of a hypothetical pre-existing account in the
                   0 AIM Money Market Fund having a balance of one share at the beginning of a stated seven-day period.
                  V  = the value of such an account at the end of the period.
                   1



         The standard formula for calculating effective annualized yield for the AIM Money Market Fund is as follows:



                                           365/7
                               EY = (Y + 1)       - 1



         Where    EY = effective annualized yield.
                   Y = annualized yield, as determined above.



         The yields for each Fund are found in Appendix J. In addition, the distribution rates for each Fund are found in Appendix J.


Performance Information

         All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing the Fund's yield and total return.

         Certain Funds may participate in the IPO market in some market cycles. Because of these Funds' small asset bases, any investment the Funds may make in IPOs may significantly affect these Funds' total returns. As the Funds' assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the Funds' total returns.

         The performance of the Fund will vary from time to time and past results are not necessarily indicative of future results.

         Total return and yield figures for the Fund are neither fixed nor guaranteed. The Fund may provide performance information in reports, sales literature and advertisements. The Fund may also, from time to time, quote information about the Fund published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Fund. The following is a list of such publications or media entities:


Advertising Age               Forbes                        Nation's Business
Barron's                      Fortune                       New York Times
Best's Review                 Hartford Courant              Pension World
Bloomberg                     Inc.                          Pensions & Investments
Broker World                  Institutional Investor        Personal Investor
Business Week                 Insurance Forum               Philadelphia Inquirer
Changing Times                Insurance Week                The Bond Buyer
Christian Science Monitor     Investor's Business Daily     USA Today
Consumer Reports              Journal of the American       U.S. News & World Report
Economist                         Society of CLU & ChFC     Wall Street Journal
FACS of the Week              Kiplinger Letter              Washington Post
Financial Planning            Money                         CNN
Financial Product News        Mutual Fund Forecaster        CNBC
Financial Services Week                                     PBS
Financial World


           The Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

Bank Rate Monitor     Mutual Fund Values (Morningstar)
Bloomberg             Stanger
Donoghue's            Weisenberger
Lehman Live           Lipper, Inc.

         The Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:

         Lehman Brothers High Yield Index
         Lehman Brothers Intermediate U.S. Government and Mortgage Index
         Lehman Brothers 1-2 year Government Bond Index
         Lehman Brothers 1-3 year Government/Credit Index
         Lehman Brothers Municipal Bond Index
         Lehman Brothers U.S. Credit Index
         Lehman Brothers U.S. Aggregate Bond Index
         Lipper BBB Rated Fund Index
         Lipper General Municipal Debt Fund Index
         Lipper High Yield Bond Fund Index
         Lipper Intermediate Investment Grade Debt Fund Index
         Lipper Intermediate U.S. Government Fund Index
         Lipper Real Estate Fund Index Lipper Short Investment Grade Debt Index Lipper Short U.S. Treasury Category Average
         Morgan Stanley REIT Index
         Standard & Poor's 500 Index

         The Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasury Notes
         90 day Treasury Bills

         Advertising for the Fund may from time to time include discussions of general economic conditions and interest rates. Advertising for the Fund may also include references to the use of the Fund as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for the Fund may disclose: (i) the largest holdings in the Fund's portfolio; (ii) certain selling group members; and/or (iii) certain institutional shareholders.

         From time to time, the Fund's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                               PENDING LITIGATION


         A number of civil lawsuits, including purported class action and shareholder derivative suits, have been filed that involve one or more AIM or INVESCO Funds, their former and/or current investment adviser and/or certain other related parties and that are related to the claims filed by the SEC and/or the New York Attorney General against these parties. A list of such lawsuits that have been served or for which service of process has been waived, as of March 18, 2004 is set forth in Appendix K.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

         The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

         Moody's corporate ratings areas follows:

         Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

         A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

         Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

         Moody's employs the following designations, all judged to be investment grade , to indicate the relative repayment ability of rated issuers.

PRIME-1:          Issuers (or supporting institutions) rated Prime-1 have a
superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2:          Issuers (or supporting institutions) rated Prime-2 have a
strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3:          Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME:        Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.

         Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

         Municipal ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

         Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

         Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

         In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

         In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

         In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

         The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

         MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

         Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1:     This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2:     This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3:     This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG:      This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

           STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

         Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

         S&P describes its ratings for corporate and municipal bonds as follows:

AAA:     Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA:      Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A:       Debt rated A has a strong capacity to meet its financial commitments although is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB:     Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

BB-B-CCC-CC-C:    Debt rated BB, B, CCC, CC and C is regarded as having
significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

NR: Not Rated.

                                S&P DUAL RATINGS

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                          S&P COMMERCIAL PAPER RATINGS

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

         These categories are as follows:

A-1:     This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2:     Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3:     Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B:       Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C:       This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:       Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

                        S&P SHORT-TERM MUNICIPAL RATINGS

         An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

         Note rating symbols are as follows:

SP-1:    Strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2:    Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3:    Speculative capacity to pay principal and interest.

                         FITCH LONG-TERM CREDIT RATINGS

         Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

         Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' - 'BBB' categories; Short-term 'F1' - 'F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term 'BB'
- 'D'; Short-term 'B' - 'D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on 'AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for 'BBB' rated bonds was 0.35%, and for 'B' rated bonds, 3.0%.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

         The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

         Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

         Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

                      FITCH SPECULATIVE GRADE BOND RATINGS

BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

CC: Default of some kind appears probable.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.

                         FITCH SHORT-TERM CREDIT RATINGS

         The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+:    Exceptionally Strong Credit Quality.  Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1:     Very Strong Credit Quality.  Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated
"F-1+."

F-2:     Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3:     Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

B:       Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C:       High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D:       Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B
                              TRUSTEES AND OFFICERS


                              As of April 30, 2004



The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex, except for Messrs. Baker, Bunch, Lewis and Soll who oversees 111 portfolios in the AIM and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.


                                       TRUSTEE
                                        AND/OR
NAME, YEAR OF BIRTH AND POSITION(S)    OFFICER                                                             OTHER TRUSTEESHIP(S) HELD
        HELD WITH THE TRUST             SINCE           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS               BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS

Robert H. Graham(1) --  1946            1988     Director and Chairman, A I M Management Group Inc.        None
Trustee, Chairman and President                 (financial services holding company); Director and Vice
                                                 Chairman, AMVESCAP PLC and Chairman of AMVESCAP PLC -
                                                 AIM Division (parent of AIM and a global investment
                                                 management firm)

                                                 Formerly:  President and Chief Executive Officer, A I M
                                                 Management Group Inc.; Director, Chairman and
                                                 President, A I M Advisors, Inc. (registered investment
                                                 advisor); Director and Chairman, A I M Capital
                                                 Management, Inc. (registered investment advisor), A I M
                                                 Distributors, Inc. (registered broker dealer), AIM
                                                 Investment Services, Inc. (registered transfer agent),
                                                 and Fund Management Company (registered broker dealer);
                                                 and Chief Executive Officer, AMVESCAP PLC - Managed
                                                 Products

Mark H. Williamson(2) -- 1951 Trustee   2003     Director, President and Chief Executive Officer, A I M    None
and Executive Vice President                     Management Group Inc. (financial services holding
                                                 company); Director, Chairman and President, A I M
                                                 Advisors, Inc. (registered investment advisor);
                                                 Director, A I M Capital Management, Inc. (registered
                                                 investment advisor) and A I M Distributors, Inc.
                                                 (registered broker dealer); Director and Chairman, AIM
                                                 Investment Services, Inc. (registered transfer agent),
                                                 and Fund Management Company (registered broker dealer);
                                                 and Chief Executive Officer, AMVESCAP PLC - AIM
                                                 Division (parent of AIM and a global investment
                                                 management firm)

                                                 Formerly: Director, Chairman, President and Chief
                                                 Executive Officer, INVESCO Funds Group,

--------------------
(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

                                       TRUSTEE
                                        AND/OR
NAME, YEAR OF BIRTH AND POSITION(S)    OFFICER                                                             OTHER TRUSTEESHIP(S) HELD
        HELD WITH THE TRUST             SINCE           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS               BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                 Inc. and INVESCO Distributors, Inc.; Chief Executive
                                                 Officer, AMVESCAP PLC - Managed Products; Chairman and
                                                 Chief Executive Officer of NationsBanc Advisors, Inc.;
                                                 and Chairman of NationsBanc Investments, Inc.

INDEPENDENT TRUSTEES

Bob R. Baker - 1936                     2003     Retired                                                   None
Trustee
                                                 Formerly:  President and Chief Executive Officer, AMC
                                                 Cancer Research Center; and Chairman and Chief
                                                 Executive Officer, First Columbia Financial Corporation

Frank S. Bayley -- 1939                 2001     Of Counsel, law firm of Baker & McKenzie                  Badgley Funds, Inc.
Trustee                                                                                                    (registered investment
                                                 Formerly:  Partner, law firm of Baker & McKenzie          company)

James T. Bunch - 1942                   2003     Co-President and Founder, Green, Manning & Bunch Ltd.,    None
Trustee                                          (investment banking firm); and Director, Policy
                                                 Studies, Inc. and Van Gilder Insurance Corporation

Bruce L. Crockett -- 1944               1993     Chairman, Crockett Technology Associates (technology      ACE Limited (insurance
Trustee                                          consulting company)                                       company); and Captaris,
                                                                                                           Inc. (unified messaging
                                                                                                           provider)

Albert R. Dowden -- 1941                2000     Director of a number of public and private business       Cortland Trust, Inc.
Trustee                                          corporations, including the Boss Group, Ltd. (private     (Chairman) (registered
                                                 investment and management) and Magellan Insurance         investment company);
                                                 Company                                                   Annuity and Life Re
                                                                                                           (Holdings), Ltd.
                                                 Formerly:  Director, President and Chief Executive        (insurance company)
                                                 Officer, Volvo Group North America, Inc.; Senior Vice
                                                 President, AB Volvo; and director of various affiliated
                                                 Volvo companies

Edward K. Dunn, Jr. -- 1935             1998     Retired                                                   None
Trustee
                                                 Formerly: Chairman, Mercantile Mortgage Corp.;
                                                 President and Chief Operating Officer, Mercantile-Safe
                                                 Deposit & Trust Co.; and President, Mercantile
                                                 Bankshares Corp.

                                       TRUSTEE
                                        AND/OR
NAME, YEAR OF BIRTH AND POSITION(S)    OFFICER                                                             OTHER TRUSTEESHIP(S) HELD
        HELD WITH THE TRUST             SINCE           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS               BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Jack M. Fields -- 1952                  1997     Chief Executive Officer, Twenty First Century Group,      Administaff; and
Trustee                                          Inc. (government affairs company) and Texana Timber LP    Discovery Global
                                                 (sustainable forestry company)                            Education Fund
                                                                                                           (non-profit)

Carl Frischling -- 1937                 1988     Partner, law firm of Kramer Levin Naftalis and Frankel    Cortland Trust, Inc.
Trustee                                          LLP                                                       (registered investment
                                                                                                           company)

Gerald J. Lewis - 1933                  2003     Chairman, Lawsuit Resolution Services (San Diego,         General Chemical Group,
Trustee                                          California)                                               Inc.

                                                 Formerly:  Associate Justice of the California Court of
                                                 Appeals

Prema Mathai-Davis -- 1950              1998     Formerly: Chief Executive Officer, YWCA of the USA        None
Trustee

Lewis F. Pennock -- 1942                1988     Partner, law firm of Pennock & Cooper                     None
Trustee

Ruth H. Quigley -- 1935                 2001     Retired                                                   None
Trustee

Louis S. Sklar -- 1939                  1989     Executive Vice President, Development and Operations,     None
Trustee                                          Hines Interests Limited Partnership (real estate
                                                 development company)

Larry Soll, Ph.D. - 1942                2003     Retired                                                   None
Trustee

                                       TRUSTEE
                                        AND/OR
NAME, YEAR OF BIRTH AND POSITION(S)    OFFICER                                                             OTHER TRUSTEESHIP(S) HELD
        HELD WITH THE TRUST             SINCE           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS               BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS

Kevin M. Carome -  1956 Senior          2003     Director, Senior Vice President, Secretary and General    N/A
Vice President, Chief Legal Officer              Counsel, A I M Management Group Inc. (financial
and Secretary                                    services holding company) and A I M Advisors, Inc.; and
                                                 Vice President, A I M Capital Management, Inc., A I M
                                                 Distributors, Inc. and AIM Investment Services, Inc.;
                                                 Director, Vice President and General Counsel, Fund
                                                 Management Company
                                                 Formerly:  Senior Vice President and General Counsel,
                                                 Liberty Financial Companies, Inc.; and Senior Vice
                                                 President and General Counsel, Liberty Funds Group, LLC

Stuart W. Coco -- 1955  Vice            2002     Managing Director and Director of Money Market Research   N/A
President                                        and Special Projects, A I M Capital Management, Inc.;
                                                 and Vice President, A I M Advisors, Inc.

Melville B. Cox -- 1943                 1992     Vice President and Chief Compliance Officer, A I M        N/A
Vice President                                   Advisors, Inc. and A I M Capital Management, Inc.; and
                                                 Vice President, AIM Investment Services, Inc.

Sidney Dilgren -- 1961                  2004     Vice President and Fund Treasurer, A I M Advisors, Inc.   N/A
Vice President and Treasurer                     Formerly:  Vice President, A I M Distributors, Inc.;
                                                 and Senior Vice President, AIM Investment Services, Inc.

Karen Dunn Kelley -- 1960               1992     Managing Director and Chief Cash Management Officer,      N/A
Vice President                                   A I M Capital Management, Inc.; Director and President,
                                                 Fund Management Company; and Vice President, A I M
                                                 Advisors, Inc.

Edgar M. Larsen --  1940                1999     Director and Executive Vice President, A I M Management   N/A
Vice President                                   Groups Inc.; Director and Senior Vice President, A I M
                                                 Advisors, Inc.; and Director Chairman, President,
                                                 Director of Investments, Chief Executive Officer and
                                                 Chief Investment Officer, A I M Capital Management, Inc.


--------------------

            TRUSTEE OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2003


                                                                                            AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                        SECURITIES IN ALL REGISTERED INVESTMENT
                                  DOLLAR RANGE OF EQUITY SECURITIES                     COMPANIES OVERSEEN BY TRUSTEE IN THE AIM
 NAME OF TRUSTEE                               PER FUND                                  FAMILY OF FUNDS --Registered Trademark--
---------------------------------------------------------------------------------------------------------------------------------
Robert H. Graham       High Yield                            $50,001 - $100,000                       Over $100,000
                       Limited Maturity Treasury                  Over $100,000
                       Municipal Bond                             Over $100,000

Mark H. Williamson                               - 0 -                                                Over $100,000

Bob R. Baker           High Yield                                  $1 - $10,000                       Over $100,000
                       Income                                      $1 - $10,000
                       Intermediate Government                     $1 - $10,000
                       Money Market                                $1 - $10,000
                       Municipal Bond                              $1 - $10,000
                       Real Estate                                 $1 - $10,000

Frank S. Bayley        Income                                 $10,001 - $50,000                     $50,001 - $100,000

James T. Bunch         High Yield                                  $1 - $10,000                       Over $100,000
                       Income                                      $1 - $10,000
                       Intermediate Government                     $1 - $10,000
                       Money Market                                $1 - $10,000
                       Municipal Bond                              $1 - $10,000
                       Real Estate                                 $1 - $10,000

Bruce L. Crockett                                - 0 -                                              $10,001 - $50,000

Albert R. Dowden       High Yield                             $10,001 - $50,000                       Over $100,000

Edward K. Dunn, Jr.    High Yield                                  $1 - $10,000                      Over $100,000(3)
                       Money Market                               Over $100,000

Jack M. Fields                                   - 0 -                                               Over $100,000(3)

Carl Frischling        High Yield                             $10,001 - $50,000                      Over $100,000(3)

Gerald J. Lewis        High Yield                                  $1 - $10,000                     $50,001 - $100,000
                       Income                                      $1 - $10,000
                       Intermediate Government                     $1 - $10,000
                       Money Market                                $1 - $10,000
                       Municipal Bond                              $1 - $10,000
                       Real Estate                                 $1 - $10,000


-------------------


(3) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                                                                            AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                        SECURITIES IN ALL REGISTERED INVESTMENT
                                  DOLLAR RANGE OF EQUITY SECURITIES                     COMPANIES OVERSEEN BY TRUSTEE IN THE AIM
 NAME OF TRUSTEE                               PER FUND                                  FAMILY OF FUNDS --Registered Trademark--
---------------------------------------------------------------------------------------------------------------------------------
Prema Mathai-Davis                               - 0 -                                                 $1 - $10,000

Lewis F. Pennock       High Yield                                  $1 - $10,000                     $50,001 - $100,000

Ruth H. Quigley                                   -0-                                                  $1 - $10,000

Louis S. Sklar                                   - 0 -                                                Over $100,000(3)

Larry Soll             High Yield                                  $1 - $10,000                       Over $100,000
                       Income                                      $1 - $10,000
                       Intermediate Government                     $1 - $10,000
                       Money Market                                $1 - $10,000
                       Municipal Bond                              $1 - $10,000
                       Real Estate                                 $1 - $10,000


-------------------


(3) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX C

                           TRUSTEES COMPENSATION TABLE


         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2003:



                                                          ESTIMATED
                                                            ANNUAL
                                         RETIREMENT        BENEFITS
                          AGGREGATE        BENEFITS          UPON           TOTAL
                        COMPENSATION       ACCRUED        RETIREMENT     COMPENSATION
                          FROM THE         BY ALL        FROM ALL AIM    FROM ALL AIM
     TRUSTEE              TRUST(1)      AIM FUNDS(2)       FUNDS(3)        FUNDS(4)
-------------------------------------------------------------------------------------
Bob R. Baker(5)                  N/A     $   32,635     $    114,131     $    154,554
Frank S. Bayley         $     12,020         131228           90,000     $    159,000
James T. Bunch(5)                N/A         20,436           90,000          138,679
Bruce L. Crockett             12,025         46,000           90,000          160,000
Albert R. Dowden              12,020         57,716           90,000          159,000
Edward K. Dunn, Jr.           12,025         94,860           90,000          160,000
Jack M. Fields                12,023         28,036           90,000          159,000
Carl Frischling(6)            12,099         40,447           90,000          160,000
Gerald J. Lewis(5)               N/A         20,436           90,000          132,054
Prema Mathai-Davis            12,099         33,142           90,000          160,000
Lewis F. Pennock              12,099         49,610           90,000          160,000
Ruth H. Quigley               12,099        126,050           90,000          160,000
Louis S. Sklar                12,025         72,786           90,000          160,000
Larry Soll(5)                    N/A         48,830          108,000          140,429


(1) Amounts shown are based on the fiscal year ended July 31, 2003. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended July 31, 2003, including earnings, was $44,159.

(2) During the fiscal year ended July 31, 2003, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $65,550.


(3) These amounts represent the estimated annual benefits payable by the AIM Funds and INVESCO Funds upon the trustee's retirement. These estimated benefits assume each trustee serves until his or her normal retirement date and has ten years of service.



(4) All trustees, currently serve as trustees of nineteen registered investment companies advised by AIM.



(5) Messrs. Baker, Bunch and Lewis and Dr. Soll were elected as trustees of the Trust on October 21, 2003.


(6) During the fiscal year ended July 31, 2003, the Trust paid $32,038 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

                                   APPENDIX D



                              PROXY VOTING POLICIES



 PROXY POLICIES AND PROCEDURES (FOR ALL FUNDS OTHER THAN AIM REAL ESTATE FUND)



Reviewed and approved by the AIM Funds Board of Directors/Trustees February 19, 2004 Adopted by the Board of Directors of each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company, Inc. June 26, 2003, as revised effective January 8, 2004



                         (REVISED AS OF JANUARY 8, 2004)



A.       PROXY POLICIES



         Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company, Inc. (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.



         I.       BOARDS OF DIRECTORS



                  A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.



                  There are some actions by directors that should result in votes being withheld. These instances include directors who:



                  - Are not independent directors and (a) sit on the board's audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;



                  - Attend less than 75 percent of the board and committee meetings without a valid excuse;



                  - Implement or renew a dead-hand or modified dead-hand poison pill;



                  - Sit on the boards of an excessive number of companies;



                  - Enacted egregious corporate governance or other policies or failed to replace management as appropriate;



                  - Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or



                  - Ignore a shareholder proposal that is approved by a majority of the shares outstanding.



                  Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

                  - Long-term financial performance of the target company relative to its industry;



                  -        Management's track record;



                  -        Portfolio manager's assessment;



                  -        Qualifications of director nominees (both slates);



                  - Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and



                  -        Background to the proxy contest.



         II.      INDEPENDENT AUDITORS



                  A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:



                  - It is not clear that the auditors will be able to fulfill their function;



                  - There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or



                  - The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.



         III.     COMPENSATION PROGRAMS



                  Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.



                  - We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.



                  - We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.



                  - We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.



                  - We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.



                  - We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.



         IV.      CORPORATE MATTERS



                  We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.



                  - We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.



                  - We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.



                  - We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.



                  - We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.



         V.       SHAREHOLDER PROPOSALS



                  Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.



                  - We will generally abstain from shareholder social and environmental proposals.



                  - We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.



                  - We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.



                  - We will generally vote for proposals to lower barriers to shareholder action.



                  - We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).



         VI.      OTHER



                  - We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.



                  - We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

                  - We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.



                  AIM's proxy policies, and the procedures noted below, may be amended from time to time.



B.       PROXY COMMITTEE PROCEDURES



         The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.



         The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by proxy.



         AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider.



         In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds' Board of Directors/Trustees:



         1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.



         2. AIM will not publicly announce its voting intentions and the reasons therefore.



         3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.



         4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.



C.       BUSINESS/DISASTER RECOVERY



         If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS shall to vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.



D.       RESTRICTIONS AFFECTING VOTING



         If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.



E.       CONFLICTS OF INTEREST



         The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.



TO THE EXTENT THAT A COMMITTEE MEMBER HAS ANY CONFLICT OF INTEREST WITH RESPECT TO A COMPANY OR AN ISSUE PRESENTED, THAT COMMITTEE MEMBER SHOULD INFORM THE PROXY COMMITTEE OF SUCH CONFLICT AND ABSTAIN FROM VOTING ON THAT COMPANY OR ISSUE.



         The Proxy Voting Policies applicable to AIM Real Estate Fund follow:



                                 GENERAL POLICY



         INVESCO Institutional (NA), Inc. and its wholly-owned subsidiaries, and INVESCO Global Asset Management (N.A.), Inc. ("INVESCO") each has responsibility for making investment decisions that are in the best interest of its clients. As part of the investment management services it provides to clients, INVESCO may be authorized by clients to vote proxies appurtenant to the shares for which the clients are beneficial owners.



         As a fiduciary, INVESCO believes that it has a duty to manage clients' assets solely in the best interest of the clients and that the ability to vote proxies is a client asset. Accordingly, INVESCO has a duty to vote proxies in a manner in which it believes will add value to the client's investment.



         INVESCO is regulated by various state and federal laws, such as the Investment Advisers Act of 1940, the Investment Company Act of 1940, and the Employee Retirement Income Security Act of 1974 ("ERISA"). Because there may be different proxy voting standards for ERISA and non-ERISA clients, INVESCO's policy is to apply the proxy voting policies and procedures described herein to all of its clients. Any discussion herein which refers to an ERISA or non-ERISA situation is used for reference only.



         INVESCO may amend its proxy policies and procedures from time to time without prior notice to its clients.



                                   BACKGROUND



         ERISA fiduciary standards relating to proxy voting have not been interpreted until more recent times.



         Due to the large number of mergers and acquisitions in the 1980s and the growing importance of institutional investors in the equity markets, the Department of Labor ("DOL"), which enforces fiduciary standards for ERISA plan sponsors and managers, took the position that the right to vote shares of stock owned by a pension plan is, in itself, an asset of the plan. Thus, the "Wall Street Rule" of "vote with management (or abstain from voting) or sell the stock" was under scrutiny.

         In 1988, the DOL stated, in the "Avon Letter", that the fiduciary act of managing plan assets that are shares of corporate stock includes the voting of proxies appurtenant to those shares of stock. Accordingly, where the authority to manage plan assets has been delegated to an investment manager pursuant to ERISA, no person other than the investment manager has authority to vote proxies appurtenant to such plan assets, except to the extent the named fiduciary has reserved to itself the right to direct a plan trustee regarding the voting of proxies.



         In 1990, in the "Monks Letter", the DOL stated that an ERISA violation would occur if the investment manager is explicitly or implicitly assigned the authority to vote proxies appurtenant to certain plan-owned stock and the named fiduciary, trustee or any person other than the investment manager makes the decision on how to vote the same proxies. Thus, according to the DOL, if the investment management contract expressly provides that the investment manager is not required to vote proxies, but does not expressly preclude the investment manager from voting the relevant proxies, the investment manager would have the exclusive fiduciary responsibility for voting the proxies. In contrast, the DOL pointed out that if either the plan document or the investment management contract expressly precludes the investment manager from voting proxies, the responsibility for voting proxies lies exclusively with the trustee.



         In 1994, in its Interpretive Bulletin 94-2 ("94-2"), the DOL reiterated and supplemented the Avon and Monks Letters. In addition, 94-2 extended the principles put forth in the Avon and Monks Letters to voting of proxies on shares of foreign corporations. However, the DOL recognized that the cost of exercising a vote on a particular proxy proposal could exceed any benefit that the plan could expect to gain in voting on the proposal. Therefore, the plan fiduciary had to weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent and solely in the interest of the plan's participants and beneficiaries.



         In January 2003, the Securities and Exchange Commission ("SEC") adopted regulations regarding Proxy Voting by investment advisers (SEC Release No. IA-2106). These regulations required investment advisers to (1) adopt written proxy voting policies and procedures which describe how the adviser addresses material conflicts between its interests and those of its clients with respect to proxy voting and which also addresses how the adviser resolves those conflicts in the bet interest of clients; (2) disclose to clients how they can obtain information from the adviser on how the adviser voted the proxies; and
(3) describe to clients its proxy voting policies and procedure to clients and, upon request, furnish a copy of them to clients.



                               PROXY VOTING POLICY



         Consistent with the fiduciary standards discussed above, INVESCO will vote proxies unless either the named fiduciary (e.g., the plan sponsor) retains in writing the right to direct the plan trustee or a third party to vote proxies or INVESCO determines that any benefit the client might gain from voting a proxy would be outweighed by the costs associated therewith (i.e., foreign proxies). In voting such proxies, INVESCO will act prudently, taking into consideration those factors that may affect the value of the security and will vote such proxies in a manner in which, in its opinion, is in the best interests of clients.



                                 PROXY COMMITTEE



         The INVESCO Proxy Committee will establish guidelines and procedures for voting proxies and will periodically review records on how proxies were voted.



         The Proxy Committee will consist of certain of INVESCO's equity investment professionals and non-equity investment professionals.

                                  PROXY MANAGER



         The Proxy Committee will appoint a Proxy Manager and/or hire a third-party Proxy Agent to analyze proxies, act as a liaison to the Proxy Committee and manage the proxy voting process, which process includes the voting of proxies and the maintenance of appropriate records.



         The Proxy Manager will exercise discretion to vote proxies within the guidelines established by the Proxy Committee. The Proxy Manager will consult with the Proxy Committee in determining how to vote proxies for issues not specifically covered by the proxy voting guidelines adopted by the Proxy Committee or in situations where the Proxy Manager or members of the Committee determine that consultation is prudent.



                              CONFLICTS OF INTEREST



         In effecting our policy of voting proxies in the best interests of our clients, there may be occasions where the voting of such proxies may present an actual or perceived conflict of interest between INVESCO, as the investment manager, and clients.



         Some of these potential conflicts of interest situations include, but are not limited to, (1) where INVESCO (or an affiliate) manage assets, administer employee benefit plans, or provides other financial services or products to companies whose management is soliciting proxies and failure to vote proxies in favor of the management of such a company may harm our (or an affiliate's) relationship with the company; (2) where INVESCO (or an affiliate) may have a business relationship, not with the company, but with a proponent of a proxy proposal and where INVESCO (or an affiliate) may manage assets for the proponent; or (3) where INVESCO (or an affiliate) or any member of the Proxy Committee may have personal or business relationships with participants in proxy contests, corporate directors or candidates for corporate directorships, or where INVESCO (or an affiliate) or any member of the Proxy Committee may have a personal interest in the outcome of a particular matter before shareholders.



         In order to avoid even the appearance of impropriety, in the event that INVESCO (or an affiliate) manages assets for a company, its pension plan, or related entity or where any member of the Proxy Committee has a personal conflict of interest, and where we have invested clients' funds in that company's shares, the Proxy Committee will not take into consideration this relationship and will vote proxies in that company solely in the best interest of all of our clients.



         In addition, members of the Proxy Committee must notify INVESCO's Chief Compliance Officer, with impunity and without fear of retribution or retaliation, of any direct, indirect or perceived improper influence made by anyone within INVESCO or by an affiliated company's representatives with regard to how INVESCO should vote proxies. The Chief Compliance Officer will investigate the allegations and will report his or her findings the INVESCO Management Committee. In the event that it is determined that improper influence was made, the Management Committee will determine the appropriate action to take which may include, but is not limited to, (1) notifying the affiliated company's Chief Executive Officer, its Management Committee or Board of Directors, (2) taking remedial action, if necessary, to correct the result of any improper influence where the clients have been harmed, or (3) notifying the appropriate regulatory agencies of the improper influence and to fully cooperate with these regulatory agencies as required. In all cases, the Proxy Committee shall not take into consideration the improper influence in determining how to vote proxies and will vote proxies solely in the best interest of clients.



         Furthermore, members of the Proxy Committee must advise INVESCO's Chief Compliance Officer and fellow Committee members of any actual or potential conflicts of interest he or she may have with regard to how proxies are to be voted regarding certain companies (e.g., personal security ownership in a company, or personal or business relationships with participants in proxy contests, corporate directors or candidates for corporate directorships). After reviewing such conflict, upon advice from the Chief Compliance Officer, the Committee may require such Committee member to recuse himself or herself from participating in the discussions regarding the proxy vote item and from casting a vote regarding how INVESCO should vote such proxy.



                             PROXY VOTING PROCEDURES



The Proxy Manager will:



         -        Vote proxies;



         - Take reasonable steps to reconcile proxies received by INVESCO and/or a third-party Proxy Agent who administers the vote with shares held in the accounts;



         - Document the vote and rationale for each proxy voted (routine matters are considered to be documented if a proxy is voted in accordance with the Proxy Voting Guidelines established by the Proxy Committee);



         - If requested, provide to clients a report of the proxies voted on their behalf.



                             PROXY VOTING GUIDELINES



The Proxy Committee has adopted the following guidelines in voting proxies:



         I.       CORPORATE GOVERNANCE



                  INVESCO will evaluate each proposal separately. However, INVESCO will generally vote FOR a management sponsored proposal unless it believes that adoption of the proposal may have a negative impact on the economic interests of shareholders.



                  INVESCO will generally vote FOR



                         -     Annual election of directors



                         -     Appointment of auditors



                         - Indemnification of management or directors or both against negligent or unreasonable action



                         -     Confidentiality of voting



                         -     Equal access to proxy statements



                         -     Cumulative voting



                         -     Declassification of Boards



                         -     Majority of Independent Directors



                  INVESCO will generally vote AGAINST



                         - Removal of directors from office only for cause or by a supermajority vote



                         -     "Sweeteners" to attract support for proposals

                         -     Unequal voting rights proposals ("superstock")



                         -     Staggered or classified election of directors



                         - Limitation of shareholder rights to remove directors, amend by-laws, call special meetings, nominate directors, or other actions to limit or abolish shareholder rights to act independently such as acting by written consent



                         - Proposals to vote unmarked proxies in favor of management



                         - Proposals to eliminate existing pre-emptive rights



         II.      TAKEOVER DEFENSE AND RELATED ACTIONS



                  INVESCO will evaluate each proposal separately. Generally, INVESCO will vote FOR a management sponsored anti-takeover proposal which (1) enhances management's bargaining position and (2) when combined with other anti-takeover provisions, including state takeover laws, does not discourage serious offers. INVESCO believes that generally four or more anti-takeover measures, which can only be repealed by a super-majority vote, are considered sufficient to discourage serious offers and therefore should be voted AGAINST.



                  INVESCO will generally vote FOR



                         -     Fair price provisions



                         - Certain increases in authorized shares and/or creation of new classes of common or preferred stock



                         -     Proposals to eliminate greenmail provisions



                         -     Proposals to eliminate poison pill provisions



                         - Proposals to re-evaluate or eliminate in-place "shark repellents"



                  INVESCO will generally vote AGAINST



                         - Proposals authorizing the company's board of directors to adopt, amend or repeal by-laws without shareholders' approval



                         - Proposals authorizing the company's management or board of directors to buy back shares at premium prices without shareholders' approval



         III.     COMPENSATION PLANS



                  INVESCO will evaluate each proposal separately. INVESCO believes that in order for companies to recruit, promote and retain competent personnel, companies must provide appropriate and competitive compensation plans. INVESCO will generally vote FOR management sponsored compensation plans, which are reasonable, industry competitive and not unduly burdensome to the company in order for the company to recruit, promote and retain competent personnel.



                  INVESCO will generally vote FOR



                         - Stock option plans and/or stock appreciation right plans

                         - Profit incentive plans provided the option is priced at 100% fair market value



                         - Extension of stock option grants to non-employee directors in lieu of their cash compensation provided the option is priced at or about the then fair market value



                         -     Profit sharing, thrift or similar savings plans



                  INVESCO will generally vote AGAINST



                         - Stock option plans that permit issuance of loans to management or selected employees with authority to sell stock purchased by the loan without immediate repayment, or that are overly generous (below market price or with appreciation rights paying the difference between option price and the stock, or permit pyramiding or the directors to lower the purchase price of outstanding options without a simultaneous and proportionate reduction in the number of shares available)



                         - Incentive plans which become effective in the event of hostile takeovers or mergers (golden and tin parachutes)



                         - Proposals creating an unusually favorable compensation structure in advance of a sale of the company



                         -     Proposals that fail to link executive
                               compensation to management performance



                         - Acceleration of stock options/awards if the majority of the board of directors changes within a two year period



                         - Grant of stock options to non-employee directors in lieu of their cash compensation at a price below 100% fair market value



                         - Adoption of a stock purchase plan at less than 85% of fair market value



         IV.      CAPITAL STRUCTURE, CLASSES OF STOCK AND RECAPITALIZATION



                  INVESCO will evaluate each proposal separately. INVESCO recognizes that from time to time companies must reorganize their capital structure in order to avail themselves of access to the capital markets and in order to restructure their financial position in order to raise capital and to be better capitalized. Generally, INVESCO will vote FOR such management sponsored reorganization proposals if such proposals will help the company gain better access to the capital markets and to attain a better financial position. INVESCO will generally vote AGAINST such proposals that appear to entrench management and do not provide shareholders with economic value.



                  INVESCO will generally vote FOR



                         - Proposals to reincorporate or reorganize into a holding company



                         - Authorization of additional common or preferred shares to accommodate a stock split or other business purposes not related to anti-takeover measures as long as the increase is not excessive and a valid need has been proven



                  INVESCO will generally vote AGAINST



                         - Proposals designed to discourage mergers and acquisitions in advance

                         - Proposals to change state of incorporation to a state less favorable to shareholders' interests



                         - Reincorporating in another state to implement anti-takeover measures



         V.       SOCIAL RESPONSIBILITY



                  INVESCO will evaluate each proposal separately. INVESCO believes that a corporation, if it is in a solid financial position and can afford to do so, has an obligation to return certain largesse to the communities in which it operates. INVESCO believes that the primary mission of a company is to be profitable. However, where a company has proven that it is able to sustain a level of profitability and the market price of the company's shares reflect an appropriate economic value for such shares, INVESCO will generally vote FOR certain social responsibility initiatives. INVESCO will generally vote AGAINST proposed social responsibility initiatives if it believes that the company already has adequate policies and procedures in place and it should focus its efforts on enhancing shareholder value where the assets and resources involved could be put to better use in obtaining profits.



                  INVESCO will generally vote FOR



                         -     International Labor Organization Principles



                         - Resolutions seeking Basic Labor Protections and Equal Employment Opportunity



                         -     Expanding EEO/Social Responsibility Reporting



                                 RECORD KEEPING



         The Proxy Manager will take necessary steps to retain proxy voting records for the period of time as required by regulations.

                                   APPENDIX E

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

         A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.


         All information listed below is as of April 12, 2004


AIM HIGH YIELD FUND


                                                                                                 INSTITUTIONAL
                                           CLASS A      CLASS B      CLASS C    INVESTOR CLASS       CLASS
                                            SHARES       SHARES      SHARES         SHARES           SHARES
--------------------------------------------------------------------------------------------------------------
                                          PERCENTAGE   PERCENTAGE  PERCENTAGE     PERCENTAGE       PERCENTAGE
NAME AND ADDRESS OF                        OWNED OF     OWNED OF    OWNED OF       OWNED OF         OWNED OF
PRINCIPAL HOLDER                            RECORD       RECORD      RECORD         RECORD           RECORD
--------------------------------------------------------------------------------------------------------------
Charles Schwab & Co. Inc.
Special Custody FBO
Customers (SIM)                               --           --           --           33.65%            --
ATTN: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122

Citigroup Global Markets House
Acct.
Attn: Cindy Tempesta, 7th Floor               --         7.01%          --              --             --
333 West 34th St.
New York, NY 10001-2402

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn: Fund Administration                     --         7.76%        7.67%             --             --
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

National Financial Services Corp
The Exclusive Benefit of Cust
One World Financial Center                    --           --           --            5.01%            --
200 Liberty Street, 5th Floor
ATTN: Kate Recon
New York, NY 10281-5503

AIM INCOME FUND


                                                                                                   INVESTOR
                                           CLASS A      CLASS B      CLASS C        CLASS R         CLASS
                                            SHARES       SHARES      SHARES         SHARES          SHARES
------------------------------------------------------------------------------------------------------------
                                          PERCENTAGE   PERCENTAGE  PERCENTAGE     PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                        OWNED OF     OWNED OF    OWNED OF       OWNED OF        OWNED OF
PRINCIPAL HOLDER                            RECORD       RECORD      RECORD         RECORD          RECORD
------------------------------------------------------------------------------------------------------------
Airbrush Images Inc. 401K Plan
Daniel E. Henrichs TTEE
850 N FM 3083
Conroe TX 77303-1850                           --           --          --             --            6.08%

Citigroup Global Markets House
Attn: Cindy Tempesta 7th A
333 West 34th Street                         5.78%          --          --             --              --
New York, NY 10001-2402

Cortina Tool & Molding Co.
Michael Giannelli
912 Tamer Ln.                                  --           --          --             --            7.36%
Glenview IL 60025-3767

D & L Manufacturing Inc. 401K
PSP
Lee Eslicker TTEE
Omnibus Account                                --           --          --           6.20%             --
P. O. Box 52427
Tulsa, OK 74152-0427

Charles Schwab & Co. Inc.
Special Custody FBO Customers
(SIM)
ATTN: Mutual Funds                             --           --          --             --           14.49%
101 Montgomery Street
San Francisco, CA 94104-4122

Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers
Attn: Fund Administration                      --         5.51%       7.73%            --              --
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

Union Bank of Calif TR
Select Benefit Omnibus
12 b 1 Fees                                    --           --          --             --            6.42%
P.O. Box 85484
San Diego, CA 92186-5484

Reliance Trust Company
Custodian
FBO Continental Products Inc.
401(K) Plan
P.O. Box 48529                                 --           --          --          21.20%             --
Atlanta, GA 30362-1529

AIM INTERMEDIATE GOVERNMENT FUND


                                                                                                   INVESTOR
                                           CLASS A      CLASS B      CLASS C        CLASS R         CLASS
                                            SHARES       SHARES      SHARES         SHARES          SHARES
------------------------------------------------------------------------------------------------------------
                                          PERCENTAGE   PERCENTAGE  PERCENTAGE     PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                        OWNED OF     OWNED OF    OWNED OF       OWNED OF        OWNED OF
PRINCIPAL HOLDER                            RECORD       RECORD      RECORD         RECORD          RECORD
------------------------------------------------------------------------------------------------------------
Cecille Stell Pulitzer 7/19/91
Cecille Stell Pulitzer TTE U/I
Revoc Trust                                    --           --          --             --            7.55%
c/o St. Louis Post-Dispatch
900 N. Tucker Blvd
St. Louis, MO 63101-1069

Charles Schwab & Co. Inc.
Special Custody FBO Customers
(SIM)                                          --           --          --             --           10.44%
ATTN: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122

AMVESCAP Nat'l TR CO
TTEE
FBO Big Horn Basin
Orthopedic Clinic PC                           --           --          --          14.12%             --
401K Profit Sharing Plan
P. O. Box 105779
Atlanta, GA 30348-5779

Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers                                   13.52%       11.24%      20.55%          8.98%             --
Attn: Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246-6484


AIM LIMITED MATURITY TREASURY FUND


                                            CLASS A     CLASS A3       INSTITUTIONAL CLASS
                                            SHARES       SHARES              SHARES
------------------------------------------------------------------------------------------
                                          PERCENTAGE   PERCENTAGE          PERCENTAGE
NAME AND ADDRESS OF                        OWNED OF     OWNED OF            OWNED OF
PRINCIPAL HOLDER                            RECORD       RECORD              RECORD
------------------------------------------------------------------------------------------
ESOR & Co.
Attn: Trust Operations - Lynn Knight
P.O. Box 19006                                --           --                15.07%
Green Bay, WI 54307-9006

                                            CLASS A     CLASS A3       INSTITUTIONAL CLASS
                                            SHARES       SHARES              SHARES
------------------------------------------------------------------------------------------
                                          PERCENTAGE   PERCENTAGE          PERCENTAGE
NAME AND ADDRESS OF                        OWNED OF     OWNED OF            OWNED OF
PRINCIPAL HOLDER                            RECORD       RECORD              RECORD
------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn: Fund Administration                    9.33%         --                   --
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

MUIR & Co.
c/o Frost                                      --          --                76.69%
P.O. Box 2479
San Antonio, TX 78298-2479

Wachovia Securities, LLC FBC
U.S. Dept of Educ/TGSLC
Attn: Mark Zarsky                            5.19%         --                  --
301 Sundance Dr
Round Rock, TX 78664


AIM MONEY MARKET FUND


                                         CASH                                                             INVESTOR    INSTITUTIONAL
                                        RESERVE          CLASS B         CLASS C         CLASS R            CLASS         CLASS
                                        SHARES           SHARES           SHARES          SHARES           SHARES        SHARES
-----------------------------------------------------------------------------------------------------------------------------------
                                      PERCENTAGE       PERCENTAGE       PERCENTAGE      PERCENTAGE       PERCENTAGE     PERCENTAGE
NAME AND ADDRESS OF                    OWNED OF         OWNED OF         OWNED OF        OWNED OF         OWNED OF       OWNED OF
PRINCIPAL HOLDER                        RECORD           RECORD           RECORD          RECORD           RECORD         RECORD
-----------------------------------------------------------------------------------------------------------------------------------
A I M Distributors, Inc.
ATTN: David Hessel
11 E. Greenway Plaza, Ste 100            9.08%              --              --               --              --             --
Houston, TX 77046-1113

AMVESCAP National Trust Co. FBO
Equator Technologies, Inc. 401
(K) Retirement Plan                        --               --              --            31.52%             --             --
P. O. Box 105779
Atlanta, GA 30348-5779

Citigroup Global Markets
House Acct.
Attn: Cindy Tempesta
333 West 34th St., 7th Floor               --             5.35%             --               --              --             --
New York, NY 10001-2402

AIM MUNICIPAL BOND FUND


                                        CLASS A          CLASS B          CLASS C     INVESTOR CLASS
                                        SHARES           SHARES           SHARES          SHARES
----------------------------------------------------------------------------------------------------
                                      PERCENTAGE       PERCENTAGE       PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                    OWNED OF         OWNED OF         OWNED OF        OWNED OF
PRINCIPAL HOLDER                        RECORD           RECORD           RECORD          RECORD
----------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 2nd Floor        --              8.89%           14.39%             --
Jacksonville, FL 32246

Charles Schwab & Co. Inc.
Special Custody FBO Customer
(SIM)                                     --                --               --            5.85%
ATTN: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122

Citigroup Global Markets House
Account
Attn: Cindy Tempesta
333 West 34th St., 7th Floor              --              6.94%              --              --
New York, NY 10001-2402


AIM REAL ESTATE FUND


                                                                                                                       INSTITUTIONAL
                                        CLASS A          CLASS B         CLASS C         CLASS R       INVESTOR CLASS      CLASS
                                        SHARES           SHARES           SHARES          SHARES           SHARES         SHARES
-----------------------------------------------------------------------------------------------------------------------------------
                                      PERCENTAGE       PERCENTAGE       PERCENTAGE      PERCENTAGE       PERCENTAGE     PERCENTAGE
NAME AND ADDRESS OF                    OWNED OF         OWNED OF         OWNED OF        OWNED OF         OWNED OF       OWNED OF
PRINCIPAL HOLDER                        RECORD           RECORD           RECORD          RECORD           RECORD         RECORD
-----------------------------------------------------------------------------------------------------------------------------------
Charles Schwab & Co
Inc.
Reinvestment Account                    15.39%              --               --             --             11.55%           --
101 Montgomery Street
San Francisco, CA
94104-4122

Merrill Lynch Pierce
Fenner & Smith
FBO The Sole Benefit of
Customers                                  --             5.43%           14.85%            --                --            --
Attn: Fund
Administration
4800 Deer Lake Drive
East, 2nd Floor
Jacksonville, FL 32246

                                                                                                                       INSTITUTIONAL
                                        CLASS A          CLASS B         CLASS C         CLASS R       INVESTOR CLASS      CLASS
                                        SHARES           SHARES           SHARES          SHARES           SHARES         SHARES
-----------------------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                      PERCENTAGE       PERCENTAGE       PERCENTAGE      PERCENTAGE       PERCENTAGE     PERCENTAGE
OF                                     OWNED OF         OWNED OF         OWNED OF        OWNED OF         OWNED OF       OWNED OF
PRINCIPAL HOLDER                        RECORD           RECORD           RECORD          RECORD           RECORD         RECORD
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets
House Acct
Attn: Cindy Tempesta,
7th Floor                                 --               --              5.60%            --               --             --
333 West 34th Street
New York, NY 10001-
2402






AIM SHORT TERM BOND FUND



CLASS A SHARES       CLASS C SHARES       CLASS R SHARES       INSTITUTIONAL
----------------------------------------------------------------------------
  PERCENTAGE           PERCENTAGE           PERCENTAGE          PERCENTAGE
   OWNED OF             OWNED OF             OWNED OF            OWNED OF
    RECORD               RECORD               RECORD              RECORD
----------------------------------------------------------------------------
      NA                   NA                   NA                   NA





AIM TOTAL RETURN BOND FUND



                                        CLASS A          CLASS B         CLASS C         CLASS R          INVESTOR
                                        SHARES           SHARES           SHARES          SHARES        CLASS SHARES
--------------------------------------------------------------------------------------------------------------------
                                      PERCENTAGE       PERCENTAGE       PERCENTAGE      PERCENTAGE       PERCENTAGE
NAME AND ADDRESS OF                    OWNED OF         OWNED OF         OWNED OF        OWNED OF         OWNED OF
PRINCIPAL HOLDER                        RECORD           RECORD           RECORD          RECORD           RECORD
--------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets House
Acct.
Attn: Cindy Tempesta, 7th                 --                --             6.35%            --                --
Floor
333 West 34th St.
New York, NY 10001-2402

Leslie S. Packer PHD Def Be
Plan
Leslie S. Packer and
Charles Packer TTEEs                                                       5.38%            --                --
3961 Brookline Way
Redwood City, CA 94062-
3914

Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers                                 --              5.84%              --             --                --
Attn: Fund Administration
4800 Deer Lake Dr. East, 2nd
Floor
Jacksonville, FL 32246

MANAGEMENT OWNERSHIP


As of April 12, 2004, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of each Fund.

                                   APPENDIX F

                                 MANAGEMENT FEES

For the last three fiscal years ended July 31, the management fees payable by the Fund, the amounts waived by AIM and the net fee paid by the Fund were as follows:


   FUND NAME                     2003                                     2002                                2001
------------------------------------------------------------------------------------------------------------------------------------
                                                NET                                    NET                                   NET
                  MANAGEMENT  MANAGEMENT     MANAGEMENT  MANAGEMENT   MANAGEMENT    MANAGEMENT  MANAGEMENT   MANAGEMENT   MANAGEMENT
                 FEE PAYABLE  FEE WAIVERS     FEE PAID   FEE PAYABLE  FEE WAIVERS    FEE PAID   FEE PAYABLE  FEE WAIVERS  FEE PAID
------------------------------------------------------------------------------------------------------------------------------------
   AIM High
  Yield Fund    $ 5,533,331   $    (8,331)  $ 5,525,000  $ 6,811,857   $ (6,338)    $6,805,519  $ 9,230,307     $(835)    $9,229,472

 AIM Limited
   Maturity       1,392,547           N/A     1,392,547    1,200,432        N/A      1,200,432      712,990       N/A        712,990
Treasury Fund

  AIM Money      10,145,165    (2,809,789)    7,335,376    9,087,854        N/A      9,087,854    7,202,907       N/A      7,202,907
 Market Fund

  AIM Real        2,327,770           N/A           N/A      903,720        N/A            N/A      538,600       N/A            N/A
Estate Fund

AIM Short Term      598,592          (761)      597,831          N/A        N/A            N/A          N/A       N/A            N/A
 Bond Fund (1)

  AIM Total
 Return Bond        306,590      (266,097)       40,493       26,520    (46,520)    $      -0-          N/A       N/A            N/A
   Fund (2)



1        Commenced operations on August 30, 2002.



2        Commenced operations on December 31, 2001.

                                   APPENDIX G

                          ADMINISTRATIVE SERVICES FEES

         The Fund paid AIM the following amounts for administrative services for the last three fiscal years ended July 31:


    FUND NAME            2003       2002       2001
-----------------------------------------------------
AIM High Yield Fund    $245,247   $205,198   $168,568

AIM Limited Maturity    174,870    122,783     81,565
Treasury Fund

AIM Money Market
Fund                    406,127    251,839    150,215

AIM Real Estate Fund     79,487     50,000     50,000

AIM Short Term Bond
Fund (1)                 45,890        N/A        N/A

AIM Total Return
Bond Fund (2)            50,000     29,178        N/A



1        Commenced operations on August 30, 2002.



2        Commenced operations on December 31, 2001.

                                   APPENDIX H

                              BROKERAGE COMMISSIONS

Brokerage commissions (1) paid by each of the Funds listed below during the last three fiscal years ended July 31 were as follows:


            FUND                           2003          2002          2001
            ----                           ----          ----          ----
AIM High Yield Fund (2,3)               $   38,526   $    72,345   $     3,642
AIM Limited Maturity Treasury Fund             -0-           -0-           -0-
AIM Money Market Fund                          -0-           -0-           -0-
AIM Real Estate Fund (4)                 1,059,539       441,056       177,266
AIM Short Term Bond Fund (5)                   -0-           N/A           N/A
AIM Total Return Bond Fund (6)                 -0-           -0-           N/A


(1) Disclosure regarding brokerage commissions paid on agency trades and designated as such on the trade confirm.


(2) The variation increase in brokerage commission paid by AIM High Yield Fund for the fiscal year ended July 31, 2002, as compared to the prior fiscal year ended July 31, 2001, was due to an increase in equity trading activity in the funds on which commissions were paid.



(3) The reduced amount in brokerage commissions paid by AIM High Yield Fund for the fiscal year ended July 31, 2003, as compared to the fiscal year ended July 31, 2002, was due to reduced activity in equity trades.






(4) The increase in brokerage commissions paid by AIM Real Estate Fund for the fiscal years ended July 31, 2002 and 2003, as compared to the prior fiscal years, was due to increased asset levels. The investment of additional cash generated more commissions.



(5)      Commenced operations on August 30, 2002.



(6)      Commenced operations on December 31, 2001.

                                   APPENDIX I

               DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASE
                   OF SECURITIES OF REGULAR BROKERS OR DEALERS


         During the last fiscal year ended July 31, 2003, none of the Funds, except AIM Real Estate Fund paid directed brokerage commissions. AIM Real Estate Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research statistics and other information:


                                                                Related
        Fund                       Transactions          Brokerage Commissions
        ----                       ------------          ---------------------
AIM Real Estate Fund               $102,849,945                $209,995


         During the last fiscal year ended July 31, 2003, none of AIM High Yield Fund, AIM Limited Maturity Treasury Fund, or AIM Real Estate Fund purchased securities of their "regular" brokers or dealers.



         During the last fiscal year ended July 31, 2003, the Funds purchased securities issued by the following companies, which are "regular" brokers or dealers of one or more of the Funds identified below:



              Fund                                   Security                                Market Value (as of July 31, 2003)
              ----                                   --------                                ----------------------------------
AIM Money Market Fund
         Credit Suisse First Boston                  Floating Rate Notes                                $ 33,000,000
         Goldman Sachs Group, Inc.                   Promissory Notes                                     75,000,000
         Merrill Lynch Mortgage Capital, Inc.        Master Notes                                         70,000,000
         Morgan Stanley Dean Witter & Co.            Master Notes                                         80,000,000
         Goldman Sachs Group, Inc. (The)             Promissory Notes                                   $100,000,000
         Merrill Lynch Mortgage Capital, Inc.        Master Notes                                         70,000,000
         Morgan Stanley                              Master Notes                                         95,000,000

AIM Short Term Bond Fund
         Bear Stearns & Cos. Inc. (The)              Senior Unsecured Global Notes                      $  1,914,060
         Goldman Sachs Group, Inc. (The)             Global Bonds                                             83,021
         Goldman Sachs Group, L.P.                   Unsecured Notes                                       1,973,880
         Lehman Brothers Holdings Inc.               Senior Notes                                            192,661
         Lehman Brothers Inc.                        Senior Subordinated Debentures                          143,869
         Lehman Brothers Inc.                        Senior Unsecured Subordinated Notes                     790,580
         Merrill Lynch & Co., Inc.                   Series B. Medium Term Notes                           1,016,539
         Merrill Lynch & Co., Inc.                   Series E. Floating Rate Medium Term                     400,635
                                                     Euro Notes
         Morgan Stanley                              Senior Global Notes                                   1,157,247
         Morgan Stanley                              Unsecured Notes                                         324,516

AIM Total Return Bond
         Fidelity Investments                        Bonds                                              $    215,700
         Lehman Brothers Holdings Inc.               Notes                                                    62,501
         Bear Stearns & Cos. Inc. (The)              Senior Unsecured Global Notes                      $     20,148
         Goldman Sachs Group, Inc. (The)             Global Bonds                                            166,043
         Goldman Sachs Group, L.P.                   Unsecured Notes                                         164,490
         Lehman Brothers Holdings Inc.               Senior Notes                                            275,230
         Lehman Brothers Inc.                        Senior Subordinated Debentures                          287,737
         Lehman Brothers Inc.                        Senior Unsecured Subordinated Notes                     169,410

Merrill Lynch & Co., Inc.                   Series B. Medium Term Notes                             259,595
Morgan Stanley                              Senior Global Notes                                     413,303
Morgan Stanley                              Unsecured Notes                                         216,344

                                   APPENDIX J



                                PERFORMANCE DATA



AVERAGE ANNUAL TOTAL RETURNS



The average annual total returns (including sales loads) for each Fund, with respect to its Class A shares for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2004 are as follows:



                                                              PERIODS ENDED
                                                            JANUARY 31, 2004
                                                                               SINCE         INCEPTION
         CLASS A SHARES:                 1 YEAR       5 YEARS     10 YEARS    INCEPTION        DATE
         --------------                  ------       -------     --------    ---------        ----
AIM High Yield Fund                       23.59        (3.33)        1.63        N/A         07/11/78
AIM Limited Maturity Treasury Fund         0.46         4.39         4.85        N/A         12/15/87
AIM Real Estate Fund                      40.21        16.38          N/A       9.63         12/31/96
AIM Total Return Bond Fund                 0.93         2.79          N/A       4.59         12/31/01



* The returns shown for these periods are the restated historical performance of the Fund's Class C shares (for the periods prior to April 30, 2004) at net asset value and reflect the higher Rule 12b-1 fees applicable to the Class C shares.



** The inception date shown in the table is that of AIM Short Term Bond Fund's Class C shares. The inception date of AIM Short Term Bond Fund's Class A shares is April 30, 2004.



         The average annual total return for AIM Cash Reserve Shares of AIM Money Market Fund for the one year period ended January 31, 2004, was 0.55%; for the five year period ended January 31, 2004, was 2.79%; and for the ten year period ended January 31, 2004 was 3.62%.



         The average annual total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2004 are as follows:



                                                       PERIODS ENDED
                                                     JANUARY 31, 2004
                                                                       SINCE        INCEPTION
         CLASS C SHARES:         1 YEAR       5 YEARS     10 YEARS    INCEPTION        DATE
         --------------          ------       -------     --------    ---------        ----
AIM Short Term Bond Fund           3.17          N/A         N/A        3.27         08/30/02






CUMULATIVE TOTAL RETURNS



         The cumulative total returns (including sales load) for each Fund with respect to its Class A shares for the one, five and ten year periods (or since inception, if less than ten years), ended January 31, 2004 are as follows:



                                                                PERIODS ENDED
                                                              JANUARY 31, 2004
                                                                               SINCE         INCEPTION
         CLASS A SHARES:                 1 YEAR       5 YEARS     10 YEARS    INCEPTION        DATE
         --------------                  ------       -------     --------    ---------        ----
AIM High Yield Fund                       23.59       (15.59)       17.51        N/A         07/11/78
AIM Limited Maturity Treasury Fund         0.46        23.97        60.55        N/A         12/15/87
AIM Real Estate Fund                      40.31       113.51          N/A      91.83         12/31/96
AIM Total Return Bond Fund                 0.93        14.76          N/A       9.80         12/31/01

* The returns shown for these periods are the restated historical performance of the Fund's Class C shares (for the periods prior to April 30, 2004) at net asset value and reflect the higher Rule 12b-1 fees applicable to the Class C shares.



** The inception date shown in the table is that of AIM Short Term Bond Fund's Class C shares. The inception date of AIM Short Term Bond Fund's Class A shares is April 30, 2004.



         The cumulative total returns for AIM Cash Reserves Shares of AIM Money Market Fund for the one-year period ended January 31, 2004 was 0.55%; and for the five-year period ended January 31, 2004 was 14.76%; and for the ten year period ended January 31, 2004 was 42.76%.



         The cumulative total returns (including maximum applicable contingent deferred sales charge) for each of the named Funds' Class C shares for the one, five and ten year periods (or since inception, if less than ten years), ended January 31, 2004 are as follows:



                                                                        PERIODS ENDED
                                                                       JANUARY 31, 2004
                                                                                          SINCE        INCEPTION
         CLASS C SHARES:                           1 YEAR       5 YEARS     10 YEARS    INCEPTION         DATE
         --------------                            ------       -------     --------    ---------         ----
AIM Short Term Bond Fund                            3.17          N/A         N/A          4.68         08/30/02



AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTION)



         The average annual total returns (after taxes on distributions and including sales load) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2004 are as follows:



                                                                PERIODS ENDED
                                                              JANUARY 31, 2004
                                                                                SINCE        INCEPTION
         CLASS A SHARES:                  1 YEAR       5 YEARS     10 YEARS    INCEPTION        DATE
         --------------                   ------       -------     --------    ---------        ----
AIM High Yield Fund                        20.03        (7.28)       (2.36)       N/A         07/11/78
AIM Limited Maturity Treasury Fund         (0.56)        2.74         2.96        N/A         12/15/87
AIM Real Estate Fund                       38.84        14.73          N/A       7.81         12/31/96
AIM Total Return Bond Fund                 (0.66)         N/A          N/A       2.97         12/31/01



* The returns shown for these periods are the restated historical performance of the Fund's Class C shares (for the periods prior to April 30, 2004) at net asset value and reflect the higher Rule 12b-1 fees applicable to the Class C shares.



** The inception date shown in the table is that of AIM Short Term Bond Fund's Class C shares. The inception date of AIM Short Term Bond Fund's Class A shares is April 30, 2004.



         The average annual total returns (after taxes on distributions and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2004 are as follows:



                                                                PERIODS ENDED
                                                              JANUARY 31, 2004
                                                                                 SINCE         INCEPTION
         CLASS C SHARES:                  1 YEAR       5 YEARS     10 YEARS    INCEPTION          DATE
         --------------                   ------       -------     --------    ---------          ----
AIM Short Term Bond Fund                   2.24          N/A          N/A         2.30         08/30/02

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)



         The average annual total returns (after taxes on distributions and redemption and including sales loads) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2004 are as follows:



                                                                PERIODS ENDED
                                                              JANUARY 31, 2004
                                                                                SINCE         INCEPTION
         CLASS A SHARES:                  1 YEAR       5 YEARS     10 YEARS    INCEPTION         DATE
         --------------                   ------       -------     --------    ---------         ----
AIM High Yield Fund                        15.08        (5.14)      (0.99)         N/A        07/11/78
AIM Limited Maturity Treasury Fund          0.30         2.71        2.94          N/A        12/15/87
AIM Real Estate Fund                       25.98        13.21         N/A         7.12        12/31/96
AIM Total Return Bond Fund                  0.58          N/A         N/A         2.93        12/31/01



                                                                 PERIODS ENDED
                                                               JANUARY 31, 2004
                                                                                 SINCE        INCEPTION
         CLASS C SHARES:                  1 YEAR       5 YEARS     10 YEARS    INCEPTION         DATE
         --------------                   ------       -------     --------    ---------         ----
AIM Short Term Bond Fund                    2.05          N/A         N/A         2.21        08/30/02






* The returns shown for these periods are the blended returns of the Fund's Investor Class shares since September 30, 2003 and restated historical performance of the Fund's Class A shares (AIM Cash Reserve Shares of AIM Money Market Fund) (for periods prior to September 30,
         2003) at the net asset value, and reflect the higher Rule 12b-1 fees applicable to Class A shares.



** The inception date shown is that of the Fund's Class A shares (AIM Cash Reserve Share of AIM Money Market Fund). The inception date of the Fund's Investor Class shares is September 30, 2003.



YIELDS



         The 30-day SEC yields for each of the named Funds are as follows:



                                                                       30 DAYS ENDED
                                                                     JANUARY 31, 2004
                                                                                               INVESTOR
                                              CLASS A(1)    CLASS B     CLASS C     CLASS R    CLASS 2
                                              ----------    -------     -------     -------    --------
AIM High Yield Fund                             6.32%        5.84%       5.84       N/A          N/A
AIM Limited Maturity Treasury Fund              0.77          N/A         N/A       N/A          N/A
AIM Real Estate Fund                            1.58         1.04        1.04       N/A         1.77
AIM Short Term Bond Fund                         N/A          N/A        2.50       N/A          N/A
AIM Total Return Bond Fund                      3.14         2.55        2.55       N/A          N/A



(1)      For Class A3 shares of AIM Limited Maturity Treasury Fund.



(2)      Commenced operations on October 1, 2003.






         The 7-day annualized yield for AIM Cash Reserve Shares, of AIM Money Market Fund are as follows:

                                                7 DAYS ENDED
                                              JANUARY 31, 2004
                                              ----------------
                                                                           INVESTOR
                            CASH RESERVE     CLASS B   CLASS C   CLASS R   CLASS(1)
                          ----------------   -------   -------   -------   --------
AIM Money Market Fund          0.55%          0.05%     0.30%     0.30%       N/A



(1)      Commenced operations on October 1, 2003.



DISTRIBUTION RATES



         The distribution rates at offering price for each of the named Funds are as follows:



                                                           30 DAYS ENDED
                                                          JANUARY 31, 2004
                                                          ----------------
                                                                                       INVESTOR
30-DAY:                                 CLASS A (1)      CLASS B   CLASS C   CLASS R    CLASS
                                      ----------------   -------   -------   -------   --------
AIM High Yield Fund                        7.64%          7.29%     7.22%      N/A        N/A
AIM Limited Maturity Treasury Fund          N/A            N/A       N/A       N/A        N/A
AIM Municipal Bond Fund                    4.17           3.64      3.65       N/A       4.38
AIM Total Return Bond Fund                 3.25           2.67      2.67       N/A        N/A



(1)      For Class A3 shares of AIM Limited Maturity Treasury Fund.



(2)      Commenced operations on October 1, 2003.



                                                90 DAYS ENDED
                                               JANUARY 31, 2004
                                               ----------------
                                                                       INVESTOR
90-DAY:                              CLASS A       CLASS B   CLASS C    CLASS
                                ----------------   -------   -------   --------
AIM Real Estate Fund                  2.49%         2.01%     2.01%      2.71%



                                                       12 MONTHS ENDED
                                                      JANUARY 31, 2004
                                                      ----------------
12-MONTH:                                 CLASS A (1)     CLASS B   CLASS C   CLASS R
                                       ----------------   -------   -------   -------
AIM High Yield Fund                         7.40%           7.07%     7.10%     N/A
AIM Limited Maturity Treasury Fund          1.13             N/A       N/A      N/A
AIM Short Term Bond Fund(2)                  N/A             N/A      2.63      N/A
AIM Total Return Bond Fund                  3.49            2.92      2.92      N/A



(1)      For Class A3 shares of AIM Limited Maturity Treasury Fund.



(2)      Commenced operations on August 30, 2002.

                                   APPENDIX K
                               PENDING LITIGATION



         The following civil lawsuits, including purported class action and shareholder derivative suits, involving one or more AIM or INVESCO Funds, AMVESCAP PLC ("AMVESCAP"), A I M Advisors, Inc. ("AIM") or INVESCO Funds Group, Inc. ("INVESCO") and certain related parties either have been served or have had service of process waived as of March 18, 2004.



         MIKE SAYEGH, ON BEHALF OF THE GENERAL PUBLIC, v. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT
         H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.



         RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND, v. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003. This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.



         L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. v. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940, as amended ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



         RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Securities Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



         JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND

         JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of Securities Act of 1933, as amended (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, v. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.



         STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,

         v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY

         KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD
         J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, v. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of: Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of
         Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.



         PAT B. GORSUCH AND GEORGE L. GORSUCH v. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of: Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.



         LORI WEINRIB, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, v. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and
         Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid;

         accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         ROBERT S. BALLAGH, JR., INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



         JONATHAN GALLO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

         EILEEN CLANCY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.



         CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. The claim alleges common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.



         HENRY KRAMER, DERIVATIVELY ON BEHALF OF INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS v. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., DEFENDANTS, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, NOMINAL DEFENDANTS, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



         Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be served or filed against the funds, INVESCO, AIM, AMVESCAP and related entities and individuals in the future. This statement of additional information will be supplemented periodically if any such lawsuits do arise.

                              FINANCIAL STATEMENTS



PURSUANT TO RULE 3-03(d) OF REGULATION S-X UNAUDITED FINANCIAL STATEMENTS FOR THE PERIOD ENDED JANUARY 31, 2004, FOR REGISTRANT'S PORTFOLIOS HAVE BEEN INCLUDED IN ADDITION TO THE PORTFOLIOS' AUDITED FINANCIAL STATEMENTS FOR THE PERIOD ENDED JULY 31, 2003. SUCH FINANCIAL STATEMENTS REFLECT ALL ADJUSTMENTS WHICH ARE OF A NORMAL RECURRING NATURE AND WHICH ARE, IN THE OPINION OF MANAGEMENT, NECESSARY TO A FAIR STATEMENT OF THE RESULTS FOR THE PERIODS PRESENTED.


                                      F-S

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM High Yield Fund and the Board of Trustees of AIM Investment Securities Funds:



We have audited the accompanying statement of assets and liabilities of AIM High Yield Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM High Yield Fund as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                             -s- ERNST & YOUNG LLP
September 10, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
July 31, 2003


                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
BONDS & NOTES-97.26%

AEROSPACE & DEFENSE-0.94%

Hexcel Corp.,
  Sr. Sec. Notes, 9.88%, 10/01/08
  (Acquired 03/07/03; Cost $816,354)(a)        $   825,000   $      895,125
---------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 9.75%, 01/15/09         6,870,000        6,870,000
---------------------------------------------------------------------------
Orbital Sciences Corp., Sr. Notes, 9.00%,
  07/15/11 (Acquired 07/02/03; Cost
  $2,945,000)(a)                                 2,945,000        2,989,175
===========================================================================
                                                                 10,754,300
===========================================================================

AIRLINES-1.66%

Delta Air Lines, Inc.,
  Series C, Medium Term Notes, 6.65%,
  03/15/04                                       4,415,000        4,216,325
---------------------------------------------------------------------------
  Unsec. Notes, 7.90%, 12/15/09                  9,225,000        7,057,125
---------------------------------------------------------------------------
Northwest Airlines Inc.,
  Sr. Unsec. Gtd. Notes, 8.88%, 06/01/06         3,840,000        2,860,800
---------------------------------------------------------------------------
  Unsec. Gtd. Unsub. Notes, 8.52%, 04/07/04      5,300,000        4,955,500
===========================================================================
                                                                 19,089,750
===========================================================================

ALTERNATIVE CARRIERS-0.31%

LCI International, Inc., Sr. Notes, 7.25%,
  06/15/07                                       4,825,000        3,546,375
===========================================================================

APPAREL RETAIL-0.41%

Mothers Work, Inc., Sr. Unsec. Gtd. Notes,
  11.25%, 08/01/10                               4,330,000        4,741,350
===========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-1.44%

Perry Ellis International Inc.-Series B, Sr.
  Sec. Notes, 9.50%, 03/15/09                    1,890,000        1,975,050
---------------------------------------------------------------------------
Phillips-Van Heusen Corp., Sr. Notes, 8.13%,
  05/01/13 (Acquired 04/30/03; Cost
  $1,855,000)(a)                                 1,855,000        1,892,100
---------------------------------------------------------------------------
Russell Corp., Sr. Unsec. Gtd. Global Notes,
  9.25%, 05/01/10                                4,735,000        5,090,125
---------------------------------------------------------------------------
Warnaco Inc., Sr. Notes, 8.88%, 06/15/13
  (Acquired 06/05/03-07/07/03; Cost
  $2,913,400)(a)                                 2,875,000        2,982,812
---------------------------------------------------------------------------
William Carter Co. (The)-Series B, Sr. Unsec.
  Gtd. Sub. Global Notes, 10.88%, 08/15/11       4,115,000        4,629,375
===========================================================================
                                                                 16,569,462
===========================================================================

AUTO PARTS & EQUIPMENT-0.90%

Dura Operating Corp.-Series B, Sr. Unsec.
  Gtd. Global Notes, 8.63%, 04/15/12               460,000          476,100
---------------------------------------------------------------------------
Key Plastics Holdings, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 10.25%,
  03/15/07(b)(c)(d)                             26,310,000                3
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT-(CONTINUED)

Tenneco Automotive Inc.,
  Series B, Sr. Unsec. Gtd. Sub. Notes,
  11.63%, 10/15/09                             $ 3,690,000   $    3,247,200
---------------------------------------------------------------------------
  Sr. Sec. Second Lien Notes, 10.25%,
  07/15/13 (Acquired 06/10/03; Cost
  $2,920,000)(a)                                 2,920,000        2,934,600
---------------------------------------------------------------------------
TRW Automotive Inc., Sr. Notes, 9.38%,
  02/15/13 (Acquired 02/06/03; Cost
  $3,380,000)(a)                                 3,380,000        3,734,900
===========================================================================
                                                                 10,392,803
===========================================================================

AUTOMOBILE MANUFACTURERS-0.05%

General Motors Corp., Sr. Unsec. Global
  Notes, 7.13%, 07/15/13                           610,000          587,467
===========================================================================

BROADCASTING & CABLE TV-13.68%

Adelphia Communications Corp.,
  Series B, Sr. Unsec. Notes, 9.88%,
  03/01/07(b)(d)                                 4,220,000        2,795,750
---------------------------------------------------------------------------
  Sr. Unsec. Notes, 10.88%, 10/01/10(b)(d)      15,970,000       10,580,125
---------------------------------------------------------------------------
Allbritton Communications Co., Sr. Unsec.
  Sub. Global Notes, 7.75%, 12/15/12             1,675,000        1,666,625
---------------------------------------------------------------------------
Avalon Cable LLC, Sr. Disc. Notes, 11.88%,
  12/01/08(e)                                    2,715,000        2,674,275
---------------------------------------------------------------------------
Charter Communications Holdings, LLC/Charter
  Communications Holdings Capital Corp.,
  Sr. Unsec. Sub. Disc. Notes,
  9.92%, 04/01/11(e)                            16,215,000       11,512,650
---------------------------------------------------------------------------
  Sr. Unsec. Sub. Global Notes, 11.13%,
  01/15/11                                       9,655,000        7,917,100
---------------------------------------------------------------------------
Comcast UK Cable Partners Ltd. (Bermuda), Sr.
  Unsec. Yankee Deb.,
  11.20%, 11/15/07(e)                            8,135,000        8,053,650
---------------------------------------------------------------------------
DirecTV Holdings LLC, Sr. Notes, 8.38%,
  03/15/13 (Acquired 02/25/03; Cost
  $5,795,000)(a)                                 5,795,000        6,417,962
---------------------------------------------------------------------------
Granite Broadcasting Corp., Sr. Sub. Notes,
  10.38%, 05/15/05                               3,923,000        3,903,385
---------------------------------------------------------------------------
Insight Midwest, L.P./Insight Capital Inc.,
  Sr. Unsec. Global Notes, 10.50%, 11/01/10      6,865,000        7,414,200
---------------------------------------------------------------------------
Knology, Inc., Sr. Unsec. PIK Notes, 12.00%,
  11/30/09 (Acquired 01/06/98-05/15/03; Cost
  $18,357,943)(a)                               11,048,225        9,501,473
---------------------------------------------------------------------------
LBI Media Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 10.13%, 07/15/12                        5,810,000        6,361,950
---------------------------------------------------------------------------
Mediacomm LLC/Mediacomm Capital Corp., Sr.
  Unsec. Notes, 9.50%, 01/15/13                  8,820,000        8,775,900
---------------------------------------------------------------------------
Nextmedia Operating Inc., Sr. Unsec. Gtd.
  Sub. Notes, 10.75%, 07/01/11                   4,865,000        5,375,825
---------------------------------------------------------------------------


                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
BROADCASTING & CABLE TV-(CONTINUED)

Pegasus Communications Corp.-Series B,
  Sr. Notes, 9.63%, 10/15/05                   $10,010,000   $    9,209,200
---------------------------------------------------------------------------
  Sr. Unsec. Notes, 12.50%, 08/01/07            11,960,000       11,063,000
---------------------------------------------------------------------------
Pegasus Media & Communications Inc.- Series
  B, Sr. Sub. Notes, 12.50%, 07/01/05            8,745,000        8,788,725
---------------------------------------------------------------------------
Salem Communications Holding Corp.-Series B,
  Sr. Unsec. Gtd. Sub. Global Notes, 9.00%,
  07/01/11                                       5,495,000        5,852,175
---------------------------------------------------------------------------
Spanish Broadcasting System, Inc., Sr. Unsec.
  Gtd. Sub. Global Notes, 9.63%, 11/01/09        6,669,000        7,169,175
---------------------------------------------------------------------------
United Pan-Europe Communications N.V.
  (Netherlands)-Series B, Sr. Unsec. Yankee Notes,
    11.25%, 02/01/10(b)(d)                      13,665,000        4,321,556
---------------------------------------------------------------------------
    11.50%, 02/01/10(b)(d)                       8,850,000        2,820,937
---------------------------------------------------------------------------
XM Satellite Radio Inc., Sr. Sec. Notes,
  12.00%, 06/15/10 (Acquired 06/12/03-
  07/22/03; Cost $11,252,700)(a)                11,260,000       11,203,700
---------------------------------------------------------------------------
Young Broadcasting Inc.-Series B, Sr. Unsec.
  Gtd. Sub. Notes,
  8.75%, 06/15/07                                2,870,000        2,898,700
---------------------------------------------------------------------------
  9.00%, 01/15/06                                  970,000          979,700
===========================================================================
                                                                157,257,738
===========================================================================

BUILDING PRODUCTS-1.15%

Associated Materials Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 9.75%, 04/15/12             1,930,000        2,007,200
---------------------------------------------------------------------------
Building Materials Corp., Sr. Unsec. Gtd.
  Notes, 8.00%, 12/01/08                         5,800,000        5,466,500
---------------------------------------------------------------------------
MMI Products, Inc.-Series B, Sr. Unsec. Sub.
  Notes, 11.25%, 04/15/07                        8,085,000        5,699,925
===========================================================================
                                                                 13,173,625
===========================================================================

CASINOS & GAMING-0.97%

Herbst Gaming, Inc.-Series B, Sr. Sec. Global
  Notes, 10.75%, 09/01/08                        4,745,000        5,255,087
---------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, Sr. Unsec.
  Gtd. Sub. Global Notes, 8.00%, 04/01/12        1,470,000        1,572,900
---------------------------------------------------------------------------
Venetian Casino Resort, LLC, Sec. Gtd.
  Mortgage Global Notes, 11.00%, 06/15/10        3,905,000        4,344,312
===========================================================================
                                                                 11,172,299
===========================================================================

COMMODITY CHEMICALS-1.25%

Equistar Chemicals L.P./Equistar Funding Corp.,
  Sr. Unsec. Gtd. Global Notes, 10.13%, 09/01/08 7,275,000        7,311,375
---------------------------------------------------------------------------
ISP Chemco Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Global Notes, 10.25%, 07/01/11            3,840,000        4,320,000
---------------------------------------------------------------------------
Methanex Corp. (Canada), Sr. Unsec. Notes,
  8.75%, 08/15/12                                2,420,000        2,698,300
===========================================================================
                                                                 14,329,675
===========================================================================

COMMUNICATIONS EQUIPMENT-0.47%

Nortel Network Ltd. (Canada), Sr. Global
  Notes, 6.13%, 02/15/06                         2,255,000        2,159,162
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE

---------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-(CONTINUED)

Nortel Networks Corp. (Canada), Sr. Unsec.
  Gtd. Conv. Global Notes, 4.25%, 09/01/08     $ 3,860,000   $    3,247,225
===========================================================================
                                                                  5,406,387
===========================================================================

COMPUTER STORAGE & PERIPHERALS-0.05%

Seagate Technology Hdd Holdings, Sr. Unsec.
  Gtd. Global Notes, 8.00%, 05/15/09               480,000          520,800
===========================================================================

CONSTRUCTION & ENGINEERING-0.47%

Schuff Steel Co., Sr. Unsec. Gtd. Notes,
  10.50%, 06/01/08                               7,185,000        5,424,675
===========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.89%

Case New Holland Inc., Sr. Notes, 9.25%,
  08/01/11 (Acquired 07/29/03; Cost
  $2,899,457)(a)                                 2,940,000        2,883,199
---------------------------------------------------------------------------
Terex Corp., Sr. Unsec. Gtd. Sub. Global
  Notes, 9.25%, 07/15/11                         6,835,000        7,313,450
===========================================================================
                                                                 10,196,649
===========================================================================

DEPARTMENT STORES-1.03%

JC Penney Co. Inc.,
  Sr. Unsec. Notes, 8.00%, 03/01/10              4,825,000        4,921,500
---------------------------------------------------------------------------
  Unsec. Notes, 7.60%, 04/01/07                  6,755,000        6,923,875
===========================================================================
                                                                 11,845,375
===========================================================================

DISTILLERS & VINTNERS-0.11%

Constellation Brands, Inc.-Series B, Sr. Gtd.
  Sub. Notes, 8.13%, 01/15/12                    1,220,000        1,287,100
===========================================================================

DIVERSIFIED CHEMICALS-0.98%

FMC Corp., Sr. Sec. Global Notes, 10.25%,
  11/01/09                                       2,250,000        2,508,750
---------------------------------------------------------------------------
Huntsman International LLC,
  Sr. Notes, 9.88%, 03/01/09
  (Acquired 04/03/03; Cost $1,020,925)(a)          970,000          979,700
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes, 9.88%,
  03/01/09                                       7,690,000        7,766,900
===========================================================================
                                                                 11,255,350
===========================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.99%

United Rentals North America Inc.,
  Series B, Sr. Unsec. Gtd. Global Notes,
  10.75%, 04/15/08                               5,455,000        5,891,400
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes, 10.75%, 04/15/08
  (Acquired 12/17/02; Cost $2,838,566)(a)        2,925,000        3,159,000
---------------------------------------------------------------------------
Wackenhut Corrections Corp., Sr. Notes,
  8.25%, 07/15/13 (Acquired 07/01/03; Cost
  $2,230,000)(a)                                 2,230,000        2,330,350
===========================================================================
                                                                 11,380,750
===========================================================================


                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

DIVERSIFIED METALS & MINING-0.30%

Wolverine Tube, Inc., Sr. Notes, 7.38%,
  08/01/08 (Acquired 03/18/03-06/04/03; Cost
  $3,516,269)(a)                               $ 3,650,000   $    3,449,250
===========================================================================

DRUG RETAIL-1.08%

Rite Aid Corp.,
  Sr. Notes, 9.25%, 06/01/13
  (Acquired 05/13/03-06/10/03;
  Cost $9,555,682)(a)                            9,720,000        9,598,500
---------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes, 7.13%, 01/15/07       2,895,000        2,829,862
===========================================================================
                                                                 12,428,362
===========================================================================

ELECTRIC UTILITIES-2.60%

CMS Energy Corp.,
  Sr. Notes, 7.75%, 08/01/10
  (Acquired 07/09/03; Cost $1,090,281)(a)        1,105,000        1,055,275
---------------------------------------------------------------------------
  Sr. Unsec. Notes, 7.63%, 11/15/04              1,935,000        1,944,675
---------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes, 8.90%, 07/15/08       4,140,000        4,181,400
---------------------------------------------------------------------------
Dynegy Holdings Inc., Sr. Unsec. Unsub.
  Notes,
  8.13%, 03/15/05                                9,605,000        9,749,075
---------------------------------------------------------------------------
  8.75%, 02/15/12                                1,935,000        1,625,400
---------------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Global
  Notes, 13.50%, 07/15/08                       12,050,000        6,205,750
---------------------------------------------------------------------------
Orion Power Holdings, Inc., Sr. Unsec. Global
  Notes, 12.00%, 05/01/10                        2,905,000        3,355,275
---------------------------------------------------------------------------
PG&E Corp., Sr. Sec. Notes, 6.88%, 07/15/08
  (Acquired 06/27/03; Cost $1,735,000)(a)        1,735,000        1,768,538
===========================================================================
                                                                 29,885,388
===========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.88%

Midwest Generation LLC-Series B., Global
  Asset-Backed Pass Through Ctfs., 8.56%,
  01/02/16                                       7,660,000        7,238,700
---------------------------------------------------------------------------
Thomas & Betts Corp., Sr. Unsec. Notes,
  7.25%, 06/01/13                                2,885,000        2,892,212
===========================================================================
                                                                 10,130,912
===========================================================================

ELECTRONIC MANUFACTURING SERVICES-0.85%

Flextronics International Ltd. (Singapore),
  Sr. Unsec. Sub. Yankee Notes, 9.88%,
  07/01/10                                       3,930,000        4,264,050
---------------------------------------------------------------------------
Sanmina-SCI Corp., Sr. Gtd. Sec. Global
  Notes, 10.38%, 01/15/10                        4,830,000        5,518,275
===========================================================================
                                                                  9,782,325
===========================================================================

ENVIRONMENTAL SERVICES-0.82%

Allied Waste North America Inc.,
  Sr. Sec. Gtd. Global Notes, 9.25%, 09/01/12    4,000,000        4,390,000
---------------------------------------------------------------------------
  Sr. Sec. Gtd. Sub. Global Notes, 8.50%,
  12/01/08                                       4,750,000        5,035,000
===========================================================================
                                                                  9,425,000
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------


FERTILIZERS & AGRICULTURAL CHEMICALS-0.49%

IMC Global Inc., Sr. Notes, 10.88%, 08/01/13
  (Acquired 07/18/03; Cost $5,440,982)(a)      $ 5,540,000   $    5,623,100
===========================================================================

FOOD RETAIL-0.70%

Ahold Finance USA Inc., Sr. Unsec. Gtd.
  Unsub. Notes, 8.25%, 07/15/10                  2,900,000        2,885,500
---------------------------------------------------------------------------
Ahold Lease USA, Inc.-Series 2001, Class A-1,
  Gtd. Disc. Asset-Backed Pass Through Ctfs.,
  7.82%, 01/02/20                                5,612,905        5,191,937
===========================================================================
                                                                  8,077,437
===========================================================================

FOREST PRODUCTS-1.51%

Georgia-Pacific Corp.,
  Sr. Notes, 7.38%, 07/15/08
  (Acquired 05/21/03; Cost $3,850,000)(a)        3,850,000        3,830,750
---------------------------------------------------------------------------
  Sr. Unsec. Notes, 8.88%, 02/01/10 (Acquired
  01/23/03; Cost $5,285,952)(a)                  5,320,000        5,559,400
---------------------------------------------------------------------------
Millar Western Forest Products Ltd. (Canada),
  Sr. Unsec. Yankee Notes, 9.88%, 05/15/08       7,680,000        7,987,200
===========================================================================
                                                                 17,377,350
===========================================================================

GAS UTILITIES-0.34%

SEMCO Energy, Inc., Sr. Notes,
  7.13%, 05/15/08 (Acquired 05/14/03; Cost
  $2,885,000)(a)                                 2,885,000        2,928,275
---------------------------------------------------------------------------
  7.75%, 05/15/13 (Acquired 05/14/03; Cost
  $960,000)(a)                                     960,000          974,400
===========================================================================
                                                                  3,902,675
===========================================================================

GENERAL MERCHANDISE STORES-0.91%

Pantry, Inc. (The), Sr. Unsec. Gtd. Sub.
  Notes, 10.25%, 10/15/07                       10,100,000       10,453,500
===========================================================================

HEALTH CARE DISTRIBUTORS-0.27%

AmerisourceBergen Corp., Sr. Unsec. Gtd.
  Global Notes, 7.25%, 11/15/12                  2,900,000        3,052,250
===========================================================================

HEALTH CARE EQUIPMENT-0.87%

Medex, Inc., Sr. Sub. Notes, 8.88%, 05/15/13
  (Acquired 05/14/03-07/09/03; Cost
  $2,793,400)(a)                                 2,725,000        2,861,250
---------------------------------------------------------------------------
Medquest Inc.-Series B, Sr. Unsec. Sub.
  Global Notes, 11.88%, 08/15/12                 2,880,000        3,024,000
---------------------------------------------------------------------------
Vicar Operating, Inc., Sr. Unsec. Gtd. Notes,
  9.88%, 12/01/09                                3,800,000        4,161,000
===========================================================================
                                                                 10,046,250
===========================================================================

HEALTH CARE FACILITIES-1.37%

Hanger Orthopedic Group, Inc.,
  Sr. Gtd. Sub. Notes, 11.25%, 06/15/09          5,175,000        5,640,750
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes, 10.38%,
  02/15/09                                         920,000        1,007,400
---------------------------------------------------------------------------
Province Healthcare Co., Sr. Sub. Notes,
  7.50%, 06/01/13                                  960,000          945,600
---------------------------------------------------------------------------


                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
HEALTH CARE FACILITIES-(CONTINUED)

Triad Hospitals, Inc.-Series B, Sr. Unsec.
  Gtd. Global Notes, 8.75%, 05/01/09           $ 2,855,000   $    3,054,850
---------------------------------------------------------------------------
United Surgical Partners International, Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes, 10.00%,
  12/15/11                                       4,740,000        5,131,050
===========================================================================
                                                                 15,779,650
===========================================================================

HEALTH CARE SUPPLIES-1.16%

DJ Orthopedics LLC/DJ Orthopedics Capital
  Corp., Sr. Unsec. Gtd. Sub. Notes, 12.63%,
  06/15/09                                       5,765,000        6,197,375
---------------------------------------------------------------------------
Fisher Scientific International Inc.,
  Sr. Sub. Global Notes, 8.13%, 05/01/12
  (Acquired 01/09/03; Cost $4,061,200)(a)        3,905,000        4,178,350
---------------------------------------------------------------------------
  Sr. Unsec. Sub. Global Notes, 8.13%,
  05/01/12                                       2,810,000        3,006,700
===========================================================================
                                                                 13,382,425
===========================================================================

HOME FURNISHINGS-0.76%

Sealy Mattress Co.-Series B, Sr. Gtd. Sub.
  Notes, 9.88%, 12/15/07                         8,960,000        8,736,000
===========================================================================

HOMEBUILDING-1.68%

Beazer Homes USA, Inc., Sr. Unsec. Gtd.
  Global Notes, 8.38%, 04/15/12                  3,775,000        4,039,250
---------------------------------------------------------------------------
D.R. Horton, Inc., Sr. Unsec. Gtd. Notes,
  5.88%, 07/01/13                                4,110,000        3,781,200
---------------------------------------------------------------------------
Technical Olympic USA, Inc., Sr. Unsec. Gtd.
  Global Notes, 9.00%, 07/01/10                  3,910,000        4,125,050
---------------------------------------------------------------------------
WCI Communities Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 10.63%, 02/15/11                 6,770,000        7,413,150
===========================================================================
                                                                 19,358,650
===========================================================================

HOTELS, RESORTS & CRUISE LINES-4.44%

Hilton Hotels Corp., Sr. Unsec. Notes, 7.63%,
  12/01/12                                       4,140,000        4,419,450
---------------------------------------------------------------------------
Intrawest Corp. (Canada), Sr. Unsec. Gtd.
  Global Notes, 10.50%, 02/01/10                 7,740,000        8,455,950
---------------------------------------------------------------------------
John Q. Hammons Hotels, Inc., Sr. First
  Mortgage Global Notes, 8.88%, 05/15/12         1,880,000        1,978,700
---------------------------------------------------------------------------
Kerzner International Ltd. (Bahamas), Sr.
  Unsec. Gtd. Sub. Global Notes, 8.88%,
  08/15/11                                       4,690,000        5,041,750
---------------------------------------------------------------------------
La Quinta Properties, Sr. Notes, 8.88%,
  03/15/11 (Acquired 03/14/03; Cost
  $4,830,000)(a)                                 4,830,000        5,095,650
---------------------------------------------------------------------------
MeriStar Hospitality Corp., Sr. Unsec. Gtd.
  Global Notes, 9.13%, 01/15/11                  8,690,000        8,559,650
---------------------------------------------------------------------------
Royal Caribbean Cruises Ltd. (Liberia),
  Sr. Unsec. Notes, 8.00%, 05/15/10              2,845,000        2,944,575
---------------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes, 8.75%,
  02/02/11                                       7,470,000        7,955,550
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE

---------------------------------------------------------------------------
HOTELS, RESORTS & CRUISE LINES-(CONTINUED)

Starwood Hotels Resorts, Sr. Gtd. Global
  Notes, 7.88%, 05/01/12                       $ 6,235,000   $    6,640,275
===========================================================================
                                                                 51,091,550
===========================================================================

INDUSTRIAL CONGLOMERATES-0.59%

TD Funding Corp., Sr. Sub. Notes, 8.38%,
  07/15/11 (Acquired 07/15/03; Cost
  $1,475,000)(a)                                 1,475,000        1,504,500
---------------------------------------------------------------------------
Tyco International Group S.A. (Luxembourg),
  Sr. Gtd. Conv. Putable Notes,
  2.75%, 01/15/08 (Acquired 01/07/03;
  Cost $2,334,000)(a)                            2,334,000        2,436,112
---------------------------------------------------------------------------
  3.13%, 01/15/15 (Acquired 01/07/03; Cost
  $2,674,000)(a)                                 2,674,000        2,824,413
===========================================================================
                                                                  6,765,025
===========================================================================

INDUSTRIAL MACHINERY-1.22%

Cabot Safety Corp., Sr. Sub. Notes, 12.50%,
  07/15/05                                       8,630,000        8,802,600
---------------------------------------------------------------------------
Dresser, Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 9.38%, 04/15/11                           960,000          984,000
---------------------------------------------------------------------------
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd.
  Sub. Global Notes, 10.50%, 08/01/12            3,870,000        4,198,950
===========================================================================
                                                                 13,985,550
===========================================================================

INTEGRATED OIL & GAS-1.95%

El Paso CGP Co.,
  Sr. Unsec. Notes, 6.20%, 05/15/04              4,840,000        4,755,300
---------------------------------------------------------------------------
  Unsec. Deb., 9.75%, 08/01/03                   1,935,000        1,935,000
---------------------------------------------------------------------------
  Unsec. Notes, 7.75%, 06/15/10                  4,925,000        4,013,875
---------------------------------------------------------------------------
PDVSA Finance Ltd. (Cayman Islands), Global
  Notes, 8.50%, 11/16/12                         5,235,000        4,724,588
---------------------------------------------------------------------------
Petrobras International Finance Co., Global
  Notes, 9.13%, 07/02/13                         6,725,000        6,943,563
===========================================================================
                                                                 22,372,326
===========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-2.82%

Madison River Capital LLC/Madison River
  Finance Corp., Sr. Unsec. Notes, 13.25%,
  03/01/10                                       7,810,000        7,536,650
---------------------------------------------------------------------------
PTC International Finance II S.A.
  (Luxembourg), Sr. Unsec. Gtd. Sub. Yankee
  Notes, 11.25%, 12/01/09                        1,065,000        1,176,825
---------------------------------------------------------------------------
Qwest Capital Funding, Inc., Unsec. Gtd.
  Global Notes,
  5.88%, 08/03/04                                6,535,000        6,175,575
---------------------------------------------------------------------------
  7.00%, 08/03/09                                8,580,000        6,563,700
---------------------------------------------------------------------------
  7.25%, 02/15/11                               14,385,000       11,004,525
===========================================================================
                                                                 32,457,275
===========================================================================


                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

LEISURE FACILITIES-1.25%

Six Flags, Inc.,
  Sr. Unsec. Global Notes, 8.88%, 02/01/10     $ 5,000,000   $    4,550,000
---------------------------------------------------------------------------
  Sr. Unsec. Notes, 9.75%, 06/15/07              4,210,000        3,999,500
---------------------------------------------------------------------------
Town Sports International, Inc., Sr. Unsec.
  Gtd. Global Notes, 9.63%, 04/15/11             2,415,000        2,559,900
---------------------------------------------------------------------------
Universal City Development, Sr. Notes,
  11.75%, 04/01/10 (Acquired 03/21/03; Cost
  $2,866,186)(a)                                 2,900,000        3,219,000
===========================================================================
                                                                 14,328,400
===========================================================================

LIFE & HEALTH INSURANCE-0.16%

Americo Life Inc., Notes, 7.88%, 05/01/13
  (Acquired 04/25/03; Cost $1,877,504)(a)        1,900,000        1,829,491
===========================================================================

MARINE-1.07%

General Maritime Corp. (Republic of Marshall
  Islands), Sr. Notes, 10.00%, 03/15/13
  (Acquired 03/17/03-03/21/03; Cost
  $5,113,302)(a)                                 5,130,000        5,668,650
---------------------------------------------------------------------------
Overseas Shipholding Group, Inc., Sr. Unsec.
  Notes, 8.25%, 03/15/13 (Acquired 03/04/03-
  06/10/03; Cost $4,893,482)(a)                  4,840,000        5,057,800
---------------------------------------------------------------------------
Stena A.B. (Sweden), Sr. Unsec. Global Notes,
  9.63%, 12/01/12                                1,415,000        1,552,963
===========================================================================
                                                                 12,279,413
===========================================================================

MARINE PORTS & SERVICES-0.23%

Seabulk International, Inc., Sr. Notes,
  9.50%, 08/15/13 (Acquired 07/29/03; Cost
  $2,675,000)(a)                                 2,675,000        2,661,625
===========================================================================

METAL & GLASS CONTAINERS-3.86%

AEP Industries Inc., Sr. Unsec. Sub. Notes,
  9.88%, 11/15/07                                2,045,000        1,912,075
---------------------------------------------------------------------------
Anchor Glass Container Corp., Sr. Sec. Global
  Notes, 11.00%, 02/15/13                        4,825,000        5,211,000
---------------------------------------------------------------------------
Crown European Holdings S.A (France), Sr.
  Sec. Second Lien Notes, 9.50%, 03/01/11
  (Acquired 02/11/03; Cost $4,825,000)(a)        4,825,000        5,018,000
---------------------------------------------------------------------------
Greif Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 8.88%, 08/01/12                         6,775,000        7,283,125
---------------------------------------------------------------------------
Jarden Corp., Sr. Sec. Gtd. Sub. Notes,
  9.75%, 05/01/12                                  960,000        1,032,000
---------------------------------------------------------------------------
Owens-Brockway,
  Sr. Sec. Gtd. Global Notes, 8.75%, 11/15/12    3,900,000        4,114,500
---------------------------------------------------------------------------
  Sr. Sec. Notes, 7.75%, 05/15/11 (Acquired
  04/29/03; Cost $1,885,000)(a)                  1,885,000        1,913,275
---------------------------------------------------------------------------
  Sr. Unsec. Notes, 8.25%, 05/15/13 (Acquired
  04/29/03; Cost $2,900,000)(a)                  2,900,000        2,943,500
---------------------------------------------------------------------------
Owens-Illinois, Inc., Sr. Unsec. Deb., 7.50%,
  05/15/10                                       4,600,000        4,439,000
---------------------------------------------------------------------------
Plastipak Holdings Inc., Sr. Unsec. Gtd.
  Global Notes, 10.75%, 09/01/11                 4,870,000        5,259,600
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

METAL & GLASS CONTAINERS-(CONTINUED)

Pliant Corp., Sr. Sec. Second Lien Notes,
  11.13%, 09/01/09 (Acquired 05/22/03; Cost
  $3,775,000)(a)                               $ 3,775,000   $    4,001,500
---------------------------------------------------------------------------
Stone Container Corp., Sr. Unsec. Global
  Notes, 8.38%, 07/01/12                           165,000          169,125
---------------------------------------------------------------------------
U.S. Can Corp., Sr. Sec. Notes, 10.88%,
  07/15/10 (Acquired 07/15/03; Cost
  $1,105,000)(a)                                 1,105,000        1,121,575
===========================================================================
                                                                 44,418,275
===========================================================================

MOVIES & ENTERTAINMENT-1.69%

AMC Entertainment Inc., Sr. Unsec. Sub.
  Notes, 9.50%, 02/01/11                         9,210,000        9,624,450
---------------------------------------------------------------------------
Imax Corp. (Canada), Sr. Unsec. Yankee Notes,
  7.88%, 12/01/05                                9,925,000        9,776,125
===========================================================================
                                                                 19,400,575
===========================================================================

MULTI-UTILITIES & UNREGULATED POWER-7.24%

AES Corp. (The),
  Sr. Sec. Notes, 8.75%, 05/15/13
  (Acquired 05/01/03; Cost $2,410,000)(a)        2,410,000        2,361,800
---------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 8.50%, 11/01/07         7,005,000        6,392,063
---------------------------------------------------------------------------
AES Red Oak LLC-Series A, Sr. Sec. Bonds,
  8.54%, 11/30/19                                5,713,207        5,913,169
---------------------------------------------------------------------------
Calpine Canada Energy Finance ULC (Canada),
  Sr. Unsec. Gtd. Notes, 8.50%, 05/01/08         6,295,000        4,689,775
---------------------------------------------------------------------------
Calpine Corp.,
  Sr. Sec. Notes, 8.75%, 07/15/13
  (Acquired 07/10/03; Cost $2,468,144)(a)        2,470,000        2,229,175
---------------------------------------------------------------------------
  Sr. Unsec. Notes, 8.25%, 08/15/05              6,985,000        6,321,425
---------------------------------------------------------------------------
Gemstone Investors Ltd., Sr. Unsec. Gtd.
  Notes, 7.71%, 10/31/04 (Acquired
  02/27/03-05/15/03; Cost $8,954,650)(a)         9,595,000        9,307,150
---------------------------------------------------------------------------
Mirant Americas Generation, LLC, Sr. Unsec.
  Notes, 7.63%, 05/01/06(d)(f)                  12,580,000        9,623,700
---------------------------------------------------------------------------
Reliant Resources, Inc., Sr. Sec. Notes,
  9.25%, 07/15/10 (Acquired 06/26/03; Cost
  $4,805,000)(a)                                 4,805,000        4,684,875
---------------------------------------------------------------------------
  9.50%, 07/15/13 (Acquired 06/26/03; Cost
  $4,805,000)(a)                                 4,805,000        4,684,875
---------------------------------------------------------------------------
Sierra Pacific Resources, Sr. Unsec. Unsub.
  Notes, 8.75%, 05/15/05                         4,830,000        4,902,450
---------------------------------------------------------------------------
Southern Natural Gas Co., Sr. Unsec. Global
  Notes, 8.88%, 03/15/10                         1,450,000        1,511,625
---------------------------------------------------------------------------
Transcontinental Gas Pipe Line, Notes, 6.13%,
  01/15/05                                       3,320,000        3,311,700
---------------------------------------------------------------------------
Williams Cos., Inc. (The),
  Notes, 7.13%, 09/01/11                         9,580,000        8,957,300
---------------------------------------------------------------------------
  Sr. Notes, 8.63%, 06/01/10                     3,835,000        3,844,588
---------------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes, 9.25%,
  03/15/04                                       4,365,000        4,452,300
===========================================================================
                                                                 83,187,970
===========================================================================


                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

OFFICE ELECTRONICS-0.82%

IOS Capital, Inc., Sr. Unsec. Notes, 7.25%,
  06/30/08                                     $ 2,920,000   $    2,726,550
---------------------------------------------------------------------------
Xerox Corp., Sr. Notes,
  7.13%, 06/15/10                                3,650,000        3,522,250
---------------------------------------------------------------------------
  7.63%, 06/15/13                                3,250,000        3,136,250
===========================================================================
                                                                  9,385,050
===========================================================================

OFFICE SERVICES & SUPPLIES-0.17%

Falcon Products, Inc.-Series B, Sr. Unsec.
  Gtd. Sub. Notes, 11.38%, 06/15/09              2,515,000        1,898,825
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.83%

Grant Prideco Escrow Corp., Sr. Unsec. Gtd.
  Global Notes, 9.00%, 12/15/09                  1,950,000        2,096,250
---------------------------------------------------------------------------
SESI, LLC, Sr. Unsec. Gtd. Global Notes,
  8.88%, 05/15/11                                6,815,000        7,394,275
===========================================================================
                                                                  9,490,525
===========================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.85%

Chesapeake Energy Corp., Sr. Unsec. Gtd.
  Notes, 8.38%, 11/01/08                         2,910,000        3,099,150
---------------------------------------------------------------------------
Comstock Resources, Inc., Sr. Unsec. Gtd.
  Notes, 11.25%, 05/01/07                        3,285,000        3,531,375
---------------------------------------------------------------------------
Westport Resources Corp., Sr. Unsec. Gtd.
  Sub. Global Notes, 8.25%, 11/01/11             2,880,000        3,096,000
===========================================================================
                                                                  9,726,525
===========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-4.56%

Citgo Petroleum Corp., Sr. Notes, 11.38%,
  02/01/11 (Acquired 02/20/03; Cost
  $7,667,167)(a)                                 7,715,000        8,525,075
---------------------------------------------------------------------------
Clark Refining & Marketing, Inc., Sr. Unsec.
  Notes, 8.63%, 08/15/08                         3,150,000        3,244,500
---------------------------------------------------------------------------
El Paso Energy Partners, L.P.-Series B, Sr.
  Unsec. Gtd. Sub. Global Notes, 8.50%,
  06/01/11                                      11,835,000       12,485,925
---------------------------------------------------------------------------
El Paso Natural Gas Co., Unsec. Unsub. Notes,
  6.75%, 11/15/03                                2,850,000        2,864,250
---------------------------------------------------------------------------
El Paso Production Holding Co., Sr. Unsec.
  Gtd. Notes, 7.75%, 06/01/13 (Acquired
  05/20/03; Cost $8,720,000)(a)                  8,720,000        8,109,600
---------------------------------------------------------------------------
Frontier Oil Corp., Sr. Unsec. Sub. Notes,
  11.75%, 11/15/09                               8,805,000        9,729,525
---------------------------------------------------------------------------
GulfTerra Energy Partners, L.P., Sr. Unsec.
  Notes, 6.25%, 06/01/10 (Acquired 06/26/03;
  Cost $4,805,000)(a)                            4,805,000        4,672,863
---------------------------------------------------------------------------
Premcor Refining Group Inc. (The), Sr. Unsec.
  Global Notes, 9.25%, 02/01/10                    905,000          963,825
---------------------------------------------------------------------------
Western Gas Resources, Inc., Sr. Unsec. Gtd.
  Sub. Notes, 10.00%, 06/15/09                   1,615,000        1,784,575
===========================================================================
                                                                 52,380,138
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE

---------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-0.17%

Huntsman Advanced Materials LLC, Sr. Sec.
  Second Lien Notes, 11.00%, 07/15/10
  (Acquired 06/23/03; Cost $1,900,000)(a)      $ 1,900,000   $    2,004,500
===========================================================================

PACKAGED FOODS & MEATS-0.69%

Dole Food Co., Inc., Sr. Notes, 8.88%,
  03/15/11 (Acquired 03/17/03-07/09/03; Cost
  $7,724,844)(a)                                 7,495,000        7,869,750
===========================================================================

PAPER PACKAGING-1.42%

Constar International Inc., Sr. Sub. Notes,
  11.00%, 12/01/12                               8,640,000        8,683,200
---------------------------------------------------------------------------
Graphic Packaging Corp., Unsec. Gtd. Sub.
  Global Notes, 8.63%, 02/15/12                  3,805,000        3,919,150
---------------------------------------------------------------------------
Jefferson Smurfit Corp., Sr. Notes, 7.50%,
  06/01/13 (Acquired 05/16/03; Cost
  $3,775,000)(a)                                 3,775,000        3,737,250
===========================================================================
                                                                 16,339,600
===========================================================================

PAPER PRODUCTS-0.78%

Bowater Inc., Sr. Notes, 6.50%, 06/15/13
  (Acquired 06/16/03; Cost $5,737,536)(a)        5,760,000        5,178,413
---------------------------------------------------------------------------
Cascades Inc. (Canada), Sr. Notes, 7.25%,
  02/15/13 (Acquired 01/31/03; Cost
  $3,860,000)(a)                                 3,860,000        3,821,400
===========================================================================
                                                                  8,999,813
===========================================================================

PERSONAL PRODUCTS-1.14%

Elizabeth Arden, Inc., Sr. Sec. Global Notes,
  11.75%, 02/01/11                               6,835,000        7,689,375
---------------------------------------------------------------------------
Herbalife International Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 11.75%, 07/15/10            4,845,000        5,450,625
===========================================================================
                                                                 13,140,000
===========================================================================

PHARMACEUTICALS-1.60%

aaiPharma Inc., Sr. Sub. Unsec. Gtd. Global
  Notes, 11.00%, 04/01/10                       12,865,000       14,408,800
---------------------------------------------------------------------------
Biovail Corp. (Canada), Sr. Sub. Yankee
  Notes, 7.88%, 04/01/10                         3,865,000        4,019,600
===========================================================================
                                                                 18,428,400
===========================================================================

PUBLISHING-0.55%

PRIMEDIA Inc., Sr. Notes, 8.00%, 05/15/13
  (Acquired 05/08/03; Cost $6,253,181)(a)        6,265,000        6,296,325
===========================================================================

RAILROADS-2.05%

Kansas City Southern Railway, Sr. Unsec. Gtd.
  Global Notes, 9.50%, 10/01/08                  8,784,000        9,838,080
---------------------------------------------------------------------------
RailAmerica Transportation Corp., Sr. Unsec.
  Gtd. Sub. Notes, 12.88%, 08/15/10              3,605,000        4,019,575
---------------------------------------------------------------------------
TFM S.A. de C.V. (Mexico), Sr. Unsec. Gtd.
  Yankee Deb., 11.75%, 06/15/09                  8,223,000        8,428,575
---------------------------------------------------------------------------


                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
RAILROADS-(CONTINUED)

Wabtec Corp., Sr. Notes, 6.88%, 07/31/13
  (Acquired 07/23/03; Cost $1,225,000)(a)      $ 1,225,000   $    1,228,063
===========================================================================
                                                                 23,514,293
===========================================================================

REAL ESTATE-1.17%

Host Marriott Corp., Sr. Sec. Gtd. Notes,
  7.88%, 08/01/08                                5,720,000        5,734,300
---------------------------------------------------------------------------
Host Marriott L.P.,
  Series E, Sr. Sec. Gtd. Notes, 8.38%,
  02/15/06                                         300,000          307,500
---------------------------------------------------------------------------
  Series G, Sr. Gtd. Global Notes, 9.25%,
  10/01/07                                       5,400,000        5,751,000
---------------------------------------------------------------------------
iStar Financial Inc.,
  Sr. Notes, 7.00%, 03/15/08                       985,000        1,002,238
---------------------------------------------------------------------------
  Sr. Unsec. Notes, 8.75%, 08/15/08                615,000          661,125
===========================================================================
                                                                 13,456,163
===========================================================================

REGIONAL BANKS-0.70%

Western Financial Bank, Unsec. Sub. Deb.,
  8.88%, 08/01/07                                   95,000           97,850
---------------------------------------------------------------------------
  9.63%, 05/15/12                                7,225,000        7,983,625
===========================================================================
                                                                  8,081,475
===========================================================================

RESTAURANTS-0.18%

Friendly Ice Cream Corp., Sr. Unsec. Gtd.
  Notes, 10.50%, 12/01/07                        2,000,000        2,020,000
===========================================================================

SEMICONDUCTOR EQUIPMENT-0.24%

Amkor Technology Inc., Sr. Notes, 7.75%,
  05/15/13 (Acquired 05/01/03; Cost
  $2,899,825)(a)                                 2,895,000        2,793,675
===========================================================================

SPECIALTY CHEMICALS-1.04%

OM Group, Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 9.25%, 12/15/11                         4,785,000        4,713,225
---------------------------------------------------------------------------
Rhodia S.A. (France), Sr. Notes, 7.63%,
  06/01/10 (Acquired 05/20/03; Cost
  $2,885,000)(a)                                 2,885,000        2,827,300
---------------------------------------------------------------------------
Westlake Chemical Corp., Sr. Notes, 8.75%,
  07/15/11 (Acquired 07/21/03; Cost
  $4,435,000)(a)                                 4,435,000        4,435,000
===========================================================================
                                                                 11,975,525
===========================================================================

SPECIALTY STORES-0.99%

CSK Auto, Inc., Sr. Unsec. Gtd. Global Notes,
  12.00%, 06/15/06                               3,310,000        3,690,650
---------------------------------------------------------------------------
Petco Animal Supplies Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 10.75%, 11/01/11            4,740,000        5,308,800
---------------------------------------------------------------------------
Petro Stopping Centers L.P., Sr. Unsec.
  Notes, 10.50%, 02/01/07                        2,400,000        2,388,000
===========================================================================
                                                                 11,387,450
===========================================================================

STEEL-0.48%

IPSCO, Inc (Canada), Sr. Notes, 8.75%,
  06/01/13 (Acquired 06/13/03-06/20/03; Cost
  $5,667,000)(a)                                 5,520,000        5,547,600
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE

---------------------------------------------------------------------------

TRUCKING-0.55%

North American Van Lines, Sr. Unsec. Gtd.
  Sub. Global Notes, 13.38%, 12/01/09          $ 5,830,000   $    6,369,275
===========================================================================

WIRELESS TELECOMMUNICATION SERVICES-5.42%

AirGate PCS, Inc., Sr. Sub. Disc. Notes,
  13.50%, 10/01/09(e)(g)                         8,080,000        4,444,000
---------------------------------------------------------------------------
Alamosa Holdings, Inc., Sr. Unsec. Gtd. Disc.
  Notes, 12.88%, 02/15/10(e)                     5,830,000        3,935,250
---------------------------------------------------------------------------
American Tower Corp., Sr. Global Notes,
  9.38%, 02/01/09                                8,905,000        9,083,100
---------------------------------------------------------------------------
American Tower Escrow Corp., Unsec. Disc.
  Global Notes, 12.25%, 08/01/08(h)              4,350,000        2,871,000
---------------------------------------------------------------------------
Centennial Cellular Operating Co./Centennial
  Communications Corp., Sr. Notes, 10.13%,
  06/15/13 (Acquired 06/16/03-07/09/03; Cost
  $6,794,700)(a)                                 6,780,000        6,644,400
---------------------------------------------------------------------------
Horizon PCS, Inc., Sr. Unsec. Gtd. Disc.
  Global Notes, 14.00%, 10/01/10(d)(f)           5,150,000          849,750
---------------------------------------------------------------------------
iPCS, Inc., Sr. Unsec. Disc. Notes, 14.00%,
  07/15/10(d)(f)                                 6,335,000          411,775
---------------------------------------------------------------------------
IWO Holdings, Inc., Sr. Unsec. Gtd. Global
  Notes, 14.00%, 01/15/11                       10,740,000        1,664,700
---------------------------------------------------------------------------
Nextel Communications, Inc.,
  Class A, Sr. Notes, 7.38%, 08/01/15            2,220,000        2,195,025
---------------------------------------------------------------------------
  Sr. Global Notes, 12.00%, 11/01/08             9,705,000       10,469,269
---------------------------------------------------------------------------
Nextel Partners, Inc., Sr. Unsec. Notes,
  8.13%, 07/01/11 (Acquired 06/16/03; Cost
  $2,880,000)(a)                                 2,880,000        2,671,200
---------------------------------------------------------------------------
Rural Cellular Corp.-Class A, Sr. Notes,
  9.88%, 02/01/10 (Acquired 07/23/03; Cost
  $3,710,000)(a)                                 3,710,000        3,543,050
---------------------------------------------------------------------------
SBA Communications Corp., Sr. Unsec. Global
  Notes, 10.25%, 02/01/09                        4,070,000        3,805,450
---------------------------------------------------------------------------
Triton PCS, Inc., Sr. Notes, 8.50%, 06/01/13
  (Acquired 05/30/03; Cost $2,885,000)(a)(d)     2,885,000        3,000,400
---------------------------------------------------------------------------
UbiquiTel Operating Co., Sr. Unsec. Gtd.
  Disc. Notes, 14.00%, 05/15/10 (Acquired
  02/21/03; Cost $430,400)(a)(e)                 2,152,000        1,237,400
---------------------------------------------------------------------------
US Unwired Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Disc. Notes, 13.38%, 11/01/09(e)          4,910,000        2,553,200
---------------------------------------------------------------------------
Western Wireless Corp., Sr. Sec. Notes,
  9.25%, 07/15/13 (Acquired 07/11/03; Cost
  $2,990,000)(a)                                 2,990,000        2,855,450
===========================================================================
                                                                 62,234,419
===========================================================================
    Total Bonds & Notes (Cost $1,155,648,715)                 1,117,939,255
===========================================================================



                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

WARRANTS & OTHER EQUITY INTERESTS-5.56%

ALTERNATIVE CARRIERS-0.00%

KMC Telecom Holdings, Inc.-Wts., expiring
  4/15/08(i)                                            35                9
===========================================================================

BROADCASTING & CABLE TV-2.11%

Cablevision Systems New York Group,
  Series H, 11.75% Pfd.                            136,375       14,251,187
---------------------------------------------------------------------------
  Series M, 11.13% PIK Pfd.                         86,800        9,027,200
---------------------------------------------------------------------------
Knology Inc.,
  Series D, Conv. Pfd. (Acquired 01/06/98-
  01/12/00; Cost $0)(a)(d)(j)                      649,310          973,965
---------------------------------------------------------------------------
  Wts., expiring 10/22/07 (Acquired 03/12/98-
  02/01/00; Cost $270)(a)(c)(d)(i)                  47,295                0
===========================================================================
                                                                 24,252,352
===========================================================================

COMMUNICATIONS EQUIPMENT-0.00%

Loral Space & Communications, Ltd.-Wts.,
  expiring 12/26/06(i)                              74,000              740
===========================================================================

CONSTRUCTION MATERIALS-0.00%

Dayton Superior-Wts., expiring 06/15/09
  (Acquired 08/07/00-01/30/01; Cost
  $10,000)(a)(d)(i)                                 10,780            2,695
===========================================================================

GENERAL MERCHANDISE STORES-0.01%

Travelcenters of America Inc.,
  Wts., expiring 05/01/09(i)                         4,900           13,475
---------------------------------------------------------------------------
  Wts., expiring 05/01/09 (Acquired 01/29/01;
  Cost $0)(a)(d)(i)                                 14,700          150,675
===========================================================================
                                                                    164,150
===========================================================================

HOME FURNISHINGS-0.00%

O'Sullivan Industries, Inc.,
  Series B, Pfd. Wts., expiring 11/15/09
  (Acquired 06/13/00; Cost $0)(a)(d)(i)             21,155              212
---------------------------------------------------------------------------
  Wts., expiring 11/15/09 (Acquired 06/13/00;
  Cost $0)(a)(d)(i)                                 21,155              212
===========================================================================
                                                                        424
===========================================================================


---------------------------------------------------------------------------
                                                                 MARKET
                                                 SHARES          VALUE

INTEGRATED TELECOMMUNICATION SERVICES-0.00%

NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
  11/15/00; Cost $0)(a)(d)(i)                       16,535   $          165
===========================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.65%

AES Trust VII -- $3.00 Conv. Pfd.                  191,495        7,492,242
===========================================================================

PUBLISHING-0.57%

PRIMEDIA Inc.,
  Series D, 10.00% Pfd.                             31,900        3,030,500
---------------------------------------------------------------------------
  Series F, 9.20% Pfd.                              37,800        3,534,300
===========================================================================
                                                                  6,564,800
===========================================================================

RAILROADS-0.03%

RailAmerica Inc.-Wts., expiring 08/15/10
  (Acquired 10/05/00; Cost $0)(a)(d)(i)             15,525          283,331
===========================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.19%

American Tower Corp.-Wts., expiring 08/01/08
  (Acquired 01/22/03; Cost $231,642)(a)(d)(i)        4,350          479,588
---------------------------------------------------------------------------
Dobson Communications Corp, 12.25% PIK Pfd.         17,358       17,010,840
---------------------------------------------------------------------------
Horizon PCS, Inc.-Wts., expiring 10/01/10
  (Acquired 05/02/01; Cost $0)(a)(d)(i)             29,480               29
---------------------------------------------------------------------------
iPCS, Inc.-Wts., expiring 07/15/10 (Acquired
  01/29/01; Cost $0)(a)(d)(i)                        6,880               69
---------------------------------------------------------------------------
IWO Holdings Inc.-Wts., expiring 01/15/11
  (Acquired 08/24/01; Cost $0)(a)(d)(i)             14,340              143
---------------------------------------------------------------------------
SpectraSite, Inc.(j)                               131,359        7,684,502
---------------------------------------------------------------------------
UbiquiTel Inc.-Wts., expiring 04/15/10
  (Acquired 08/10/00; Cost $0)(a)(d)(i)             27,680              277
===========================================================================
                                                                 25,175,448
===========================================================================
    Total Warrants & Other Equity Interests
      (Cost $60,942,796)                                         63,936,356
===========================================================================
TOTAL INVESTMENTS-102.82% (Cost
  $1,216,591,511)                                             1,181,875,611
===========================================================================
OTHER ASSETS LESS LIABILITIES-(2.82%)                           (32,457,694)
===========================================================================
NET ASSETS-100.00%                                           $1,149,417,917
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

Conv.   - Convertible
Ctfs.   - Certificates
Deb.    - Debentures
Disc.   - Discounted
Gtd.    - Guaranteed
Pfd.    - Preferred
PIK     - Payment in Kind
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 07/31/03 was $251,184,225, which represented 21.85% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(b) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees.
(d) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 07/31/03 was $36,295,357, which represented 3.16% of the Fund's net assets.
(e) Discounted bond at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f) Defaulted security. Issuer has filed for protection under Chapter 11 of the U.S. Bankruptcy Code.
(g) Consists of more than one class of securities traded together as a unit. In addition to the security listed, each unit includes warrants to purchase common or preferred shares of the issuer.
(h) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(i) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(j) Non-income producing security.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------

July 31, 2003

ASSETS:

Investments, at market value (cost
  $1,216,591,511)                            $ 1,181,875,611
------------------------------------------------------------
Receivables for:
  Investments sold                                37,502,515
------------------------------------------------------------
  Fund shares sold                                   652,314
------------------------------------------------------------
  Dividends and interest                          24,905,375
------------------------------------------------------------
  Investment matured (Note 7)                         31,800
------------------------------------------------------------
Investment for deferred compensation plan            109,014
------------------------------------------------------------
Other assets                                          74,816
============================================================
    Total assets                               1,245,151,445
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           24,077,856
------------------------------------------------------------
  Fund shares reacquired                          39,193,414
------------------------------------------------------------
  Amount due custodian bank                       27,369,123
------------------------------------------------------------
  Dividends                                        3,377,990
------------------------------------------------------------
  Deferred compensation plan                         109,014
------------------------------------------------------------
Accrued distribution fees                            647,351
------------------------------------------------------------
Accrued trustees' fees                                 1,237
------------------------------------------------------------
Accrued transfer agent fees                          588,874
------------------------------------------------------------
Accrued operating expenses                           368,669
============================================================
    Total liabilities                             95,733,528
============================================================
Net assets applicable to shares outstanding  $ 1,149,417,917
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 3,112,636,351
------------------------------------------------------------
Undistributed net investment income                  689,140
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                       (1,929,191,674)
------------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities                          (34,715,900)
============================================================
                                             $ 1,149,417,917
____________________________________________________________
============================================================

NET ASSETS:

Class A                                      $   547,092,013
____________________________________________________________
============================================================
Class B                                      $   530,239,480
____________________________________________________________
============================================================
Class C                                      $    72,086,424
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                          133,278,778
____________________________________________________________
============================================================
Class B                                          128,772,009
____________________________________________________________
============================================================
Class C                                           17,568,964
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $          4.10
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $4.10 divided
      by 95.25%)                             $          4.30
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                    $          4.12
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                    $          4.10
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------

For the year ended July 31, 2003

INVESTMENT INCOME:

Interest                                                      $ 107,890,624
---------------------------------------------------------------------------
Dividends                                                         2,609,425
---------------------------------------------------------------------------
Dividends from affiliated money market funds                        614,168
===========================================================================
    Total investment income                                     111,114,217
===========================================================================

EXPENSES:

Advisory fees                                                     5,533,331
---------------------------------------------------------------------------
Administrative services fees                                        245,247
---------------------------------------------------------------------------
Custodian fees                                                      122,865
---------------------------------------------------------------------------
Distribution fees -- Class A                                      1,269,061
---------------------------------------------------------------------------
Distribution fees -- Class B                                      4,663,992
---------------------------------------------------------------------------
Distribution fees -- Class C                                        556,053
---------------------------------------------------------------------------
Transfer agent fees                                               2,991,806
---------------------------------------------------------------------------
Trustees' fees                                                       14,681
---------------------------------------------------------------------------
Other                                                               438,011
===========================================================================
    Total expenses                                               15,835,047
===========================================================================
Less: Fees waived and expenses paid indirectly                      (62,958)
===========================================================================
    Net expenses                                                 15,772,089
===========================================================================
Net investment income                                            95,342,128
===========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain (loss) from investment securities            (164,599,730)
---------------------------------------------------------------------------
Change in net unrealized appreciation of investment
  securities                                                    278,571,487
===========================================================================
Net gain from investment securities                             113,971,757
===========================================================================
Net increase in net assets resulting from operations          $ 209,313,885
___________________________________________________________________________
===========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

For the years ended July 31, 2003 and 2002

                                                                   2003              2002
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   95,342,128    $  141,056,268
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities           (164,599,730)     (486,124,409)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                   278,571,487       148,209,888
==============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  209,313,885      (196,858,253)
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (48,175,551)      (69,550,001)
----------------------------------------------------------------------------------------------
  Class B                                                        (41,662,189)      (71,741,714)
----------------------------------------------------------------------------------------------
  Class C                                                         (4,898,704)       (7,514,536)
==============================================================================================
  Decrease in net assets resulting from distributions            (94,736,444)     (148,806,251)
==============================================================================================
Share transactions-net:
  Class A                                                         68,038,018      (111,693,259)
----------------------------------------------------------------------------------------------
  Class B                                                         13,140,786      (114,155,181)
----------------------------------------------------------------------------------------------
  Class C                                                         16,219,386       (13,464,843)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                           97,398,190      (239,313,283)
==============================================================================================
    Net increase (decrease) in net assets                        211,975,631      (584,977,787)
==============================================================================================

NET ASSETS:

  Beginning of year                                              937,442,286     1,522,420,073
==============================================================================================
  End of year                                                 $1,149,417,917    $  937,442,286
______________________________________________________________________________________________
==============================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM High Yield Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eight separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.625% on the first $200 million of the Fund's average daily net assets, plus 0.55% on the next $300 million of the Fund's average daily net assets, plus 0.50% on the next $500 million of the Fund's average daily net assets, plus 0.45% on the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended July 31, 2003, AIM waived fees of $8,331.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2003, AIM was paid $245,247 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2003, AFS retained $1,489,770 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and Investor Class shares of the Fund. Investor Class shares have not commenced operations. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Investor Class shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended July 31, 2003, the Class A, Class B and Class C shares paid $1,269,061, $4,663,992 and $556,053, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2003, AIM Distributors retained $129,415 in front-end sales commissions from the sale of Class A shares and $27,969, $5,042 and $12,196 from Class A, Class B and Class C, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

NOTE 3--INDIRECT EXPENSES

For the year ended July 31, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $19,341 and reductions in custodian fees of $35,286 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $54,627.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

    During the year ended July 31, 2003, the Fund paid legal fees of $4,620 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the year ended July 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended July 31, 2003 and 2002 was as follows:

                                      2003            2002
--------------------------------------------------------------
Distributions paid from:
  Ordinary income                  $94,736,444    $148,806,251
______________________________________________________________
==============================================================


Tax Components of Net Assets:

As of July 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                $     2,903,666
------------------------------------------------------------
Unrealized appreciation
  (depreciation) -- investments                  (40,148,326)
------------------------------------------------------------
Temporary book/tax differences                      (243,800)
------------------------------------------------------------
Capital loss carryforward                     (1,835,099,716)
------------------------------------------------------------
Post-October capital loss deferral               (90,630,258)
------------------------------------------------------------
Shares of beneficial interest                  3,112,636,351
============================================================
Total net assets                             $ 1,149,417,917
____________________________________________________________
============================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales and the treatment of defaulted bonds and bond premium amortization.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation, retirement plan expenses and treatment of interest on defaulted bonds.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
------------------------------------------------------------
July 31, 2006                                 $  115,531,161
------------------------------------------------------------
July 31, 2007                                    297,433,797
------------------------------------------------------------
July 31, 2008                                    303,063,104
------------------------------------------------------------
July 31, 2009                                    150,303,692
------------------------------------------------------------
July 31, 2010                                    473,407,401
------------------------------------------------------------
July 31, 2011                                    495,360,561
============================================================
Total capital loss carryforward               $1,835,099,716
____________________________________________________________
============================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended July 31, 2003 was $1,042,880,730 and $982,528,271, respectively.

  Receivable for investment matured represents the estimated proceeds to the fund by Candescent Technologies Corp. which is in default with respect to the principal payments on $600,000 par value, Senior Unsecured Guaranteed Subordinated Debentures, 8.00%, which was due May 1, 2003. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees.

                 UNREALIZED APPRECIATION (DEPRECIATION) OF
                    INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities      $ 58,328,227
----------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (98,476,553)
============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                    $(40,148,326)
____________________________________________________________________________
============================================================================
Cost of investments for tax purposes is $1,222,023,937.


NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of defaulted bond adjustments and capital loss carryforwards of merger transactions on July 31, 2003, undistributed net investment income was increased by $12,508,902, undistributed net realized gains (losses) decreased by $38,165,906 and shares of beneficial interest increased by $25,657,004. This reclassification had no effect on the net assets of the Fund.

NOTE 9--SHARE INFORMATION

The Fund currently consists of four different classes of shares: Class A shares, Class B shares, Class C shares and Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class A shares are subject to CDSC. Investor Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Investor Class shares have not commenced operations.

                                               CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------
                                                                                   YEAR ENDED JULY 31,
                                                              -------------------------------------------------------------
                                                                          2003                             2002
                                                              -----------------------------    ----------------------------
                                                                 SHARES          AMOUNT          SHARES          AMOUNT
---------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      163,631,121    $ 631,077,903     61,671,459    $ 274,866,210
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                       30,851,723      117,940,158     28,855,909      131,251,628
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                       12,379,160       47,768,358      7,361,669       32,891,393
===========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        7,455,053       28,454,055      9,782,026       43,420,316
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                        5,176,658       19,722,338      7,389,848       32,867,780
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                          768,448        2,934,254        918,849        4,077,812
===========================================================================================================================
Issued in connection with acquisitions:*
  Class A                                                        8,999,611       37,602,120             --               --
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                       10,480,525       43,922,476             --               --
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                        1,949,995        8,144,636             --               --
===========================================================================================================================
Automatic conversion of Class B shares to Class A shares:**
  Class A                                                        7,570,103       29,132,839             --               --
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (7,535,951)     (29,132,839)            --               --
===========================================================================================================================
Reacquired:
  Class A                                                     (167,318,004)    (658,228,899)   (97,447,190)    (429,979,785)
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (36,609,427)    (139,311,347)   (63,245,842)    (278,274,589)
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (11,045,541)     (42,627,862)   (11,408,493)     (50,434,048)
===========================================================================================================================
                                                                26,753,474    $  97,398,190    (56,121,765)   $(239,313,283)
___________________________________________________________________________________________________________________________
===========================================================================================================================

* As of the opening of business on June 23, 2003, the Fund acquired all of the net assets of AIM High Yield Fund II pursuant to a plan of reorganization approved by AIM High Yield Fund II shareholders on June 4, 2003. The acquisition was accomplished by a tax-free exchange of 21,430,131 shares of the Fund for 14,799,134 shares of AIM High Yield Fund II outstanding as of the close of business June 20, 2003. AIM High Yield Fund II net assets at that date of $89,669,232 including $(611,924) of unrealized (depreciation), were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $1,256,561,728. Included in net assets of the acquiring fund is undistributed net investment income (loss) of $(338,019) and undistributed net realized gain (loss) of $(73,445,461).
** Prior to the year ended July 31, 2002, conversion of Class B shares to Class
   A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 10--SIGNIFICANT EVENT

The Board of Trustees of AIM Investment Securities Funds ("Buyer") unanimously approved, on June 11, 2003, an Agreement and Plan of Reorganization ("Plan") pursuant to which AIM High Yield Fund ("Buying Fund"), a series of Buyer would acquire all of the assets of INVESCO High Yield Fund ("Selling Fund"), a series of INVESCO Bond Funds, Inc. ("the Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

  The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around October 21, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                         CLASS A
                                                           --------------------------------------------------------------------
                                                                                                   SEVEN MONTHS
                                                                   YEAR ENDED JULY 31,                ENDED        YEAR ENDED
                                                           ------------------------------------     JULY 31,       DECEMBER 31,
                                                             2003          2002          2001         2000            1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $   3.70      $   4.92      $   7.00     $     8.07      $     8.77
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        0.37(a)       0.49(b)       0.68           0.47            0.85
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                0.40         (1.19)        (2.03)         (1.03)          (0.66)
===============================================================================================================================
    Total from investment operations                           0.77         (0.70)        (1.35)         (0.56)           0.19
===============================================================================================================================
Less distributions:
  Dividends from net investment income                        (0.37)        (0.52)        (0.69)         (0.49)          (0.87)
-------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                              --            --         (0.03)         (0.02)          (0.02)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net investment income               --            --         (0.01)            --              --
===============================================================================================================================
    Total distributions                                       (0.37)        (0.52)        (0.73)         (0.51)          (0.89)
===============================================================================================================================
Net asset value, end of period                             $   4.10      $   3.70      $   4.92     $     7.00      $     8.07
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                                               22.10%       (15.36)%      (19.98)%        (7.12)%          2.21%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $547,092      $417,974      $683,845     $1,056,453      $1,364,502
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets                        1.16%(d)      1.07%         0.99%          0.93%(e)        0.92%
===============================================================================================================================
Ratio of net investment income to average net assets           9.64%(d)     11.15%(b)     11.98%         10.79%(e)       10.06%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(f)                                      101%           59%           55%            23%             79%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have remained the same and the ratio of net investment income to average net assets would have been 11.22%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $507,624,606.
(e)  Annualized.
(f)  Not annualized for periods less than one year.


                                                                                          CLASS B
                                                           ---------------------------------------------------------------------
                                                                                                    SEVEN MONTHS
                                                                    YEAR ENDED JULY 31,                ENDED        YEAR ENDED
                                                           -------------------------------------     JULY 31,       DECEMBER 31,
                                                             2003           2002          2001         2000            1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $   3.71       $   4.93      $   7.01     $     8.07      $     8.76
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        0.34(a)        0.45(b)       0.64           0.44            0.79
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                0.41          (1.18)        (2.03)         (1.03)          (0.66)
================================================================================================================================
    Total from investment operations                           0.75          (0.73)        (1.39)         (0.59)           0.13
================================================================================================================================
Less distributions:
  Dividends from net investment income                        (0.34)         (0.49)        (0.65)         (0.45)          (0.80)
--------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                              --             --         (0.03)         (0.02)          (0.02)
--------------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net investment income               --             --         (0.01)            --              --
================================================================================================================================
    Total distributions                                       (0.34)         (0.49)        (0.69)         (0.47)          (0.82)
================================================================================================================================
Net asset value, end of period                             $   4.12       $   3.71      $   4.93     $     7.01      $     8.07
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                                               21.44%        (15.99)%      (20.60)%        (7.49)%          1.46%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $530,239       $469,408      $756,704     $1,206,737      $1,559,864
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets                        1.91%(d)       1.82%         1.75%          1.69%(e)        1.68%
================================================================================================================================
Ratio of net investment income to average net assets           8.89%(d)      10.40%(b)     11.22%         10.03%(e)        9.30%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(f)                                      101%            59%           55%            23%             79%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.46 and the ratio of net investment income to average net assets would have been 10.47%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $466,399,161.
(e)  Annualized.
(f)  Not annualized for periods less than one year.


                                                                                          CLASS C
                                                             ------------------------------------------------------------------
                                                                                                   SEVEN MONTHS
                                                                    YEAR ENDED JULY 31,              ENDED         YEAR ENDED
                                                             ----------------------------------     JULY 31,       DECEMBER 31,
                                                              2003          2002         2001         2000            1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  3.70       $  4.92      $  6.99      $   8.05        $   8.74
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.34(a)       0.45(b)      0.65          0.44            0.78
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.40         (1.18)       (2.03)        (1.03)          (0.65)
===============================================================================================================================
    Total from investment operations                            0.74         (0.73)       (1.38)        (0.59)           0.13
===============================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.34)        (0.49)       (0.65)        (0.45)          (0.80)
-------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                               --            --        (0.03)        (0.02)          (0.02)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net investment income                --            --        (0.01)           --              --
===============================================================================================================================
    Total distributions                                        (0.34)        (0.49)       (0.69)        (0.47)          (0.82)
===============================================================================================================================
Net asset value, end of period                               $  4.10       $  3.70      $  4.92      $   6.99        $   8.05
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                                                21.22%       (16.02)%     (20.52)%       (7.51)%          1.46%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $72,086       $50,060      $81,871      $110,297        $129,675
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets                         1.91%(d)      1.82%        1.75%         1.69%(e)        1.68%
===============================================================================================================================
Ratio of net investment income to average net assets            8.89%(d)     10.40%(b)    11.22%        10.03%(e)        9.30%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(f)                                       101%           59%          55%           23%             79%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.46 and the ratio of net investment income to average net assets would have been 10.47%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $55,605,334.
(e)  Annualized
(f)  Not annualized for periods less than one year.

REPORT OF INDEPENDENT AUDITORS
-------------------------------------------------------------------------------

To the Shareholders of AIM Limited Maturity Treasury Fund and the Board of Trustees of AIM Investment Securities Funds:



We have audited the accompanying statement of assets and liabilities of AIM Limited Maturity Treasury Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Limited Maturity Treasury Fund as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                             -s- ERNST & YOUNG LLP
September 10, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------
JULY 31, 2003

                                                            PAR
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------
U.S. TREASURY NOTES--100.19%
2.13%                                          08/31/04   $ 56,300   $  56,836,539
----------------------------------------------------------------------------------
1.88%                                          09/30/04     56,400      56,788,032
----------------------------------------------------------------------------------
2.13%                                          10/31/04     56,400      56,937,492
----------------------------------------------------------------------------------
2.00%                                          11/30/04     56,400      56,823,000
----------------------------------------------------------------------------------
1.75%                                          12/31/04     56,400      56,647,032
----------------------------------------------------------------------------------
1.63%                                          01/31/05     56,400      56,506,032
----------------------------------------------------------------------------------
1.50%                                          02/28/05     56,400      56,338,524
----------------------------------------------------------------------------------
1.63%                                          03/31/05     56,700      56,709,072
----------------------------------------------------------------------------------
1.63%                                          04/30/05     56,600      56,573,398
----------------------------------------------------------------------------------
1.25%                                          05/31/05     56,300      55,851,289
----------------------------------------------------------------------------------
1.13%                                          06/30/05     56,300      55,649,172
----------------------------------------------------------------------------------
1.50%                                          07/31/05     56,300      55,974,586
__________________________________________________________________________________
==================================================================================
TOTAL INVESTMENTS (Cost
  $676,402,980)--100.19%                                               677,634,168
__________________________________________________________________________________
==================================================================================
OTHER ASSETS LESS LIABILITIES--(0.19%)                                  (1,318,737)
__________________________________________________________________________________
==================================================================================
NET ASSETS--100.00%                                                  $ 676,315,431
__________________________________________________________________________________
==================================================================================

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------

JULY 31, 2003

ASSETS:

Investments, at market value (cost
  $676,402,980)                                $677,634,168
-----------------------------------------------------------
Cash                                                101,191
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                2,463,653
-----------------------------------------------------------
  Interest                                        2,511,024
-----------------------------------------------------------
Investment for deferred compensation plan            49,248
-----------------------------------------------------------
Other assets                                         38,828
===========================================================
    Total assets                                682,798,112
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                          6,112,553
-----------------------------------------------------------
  Dividends                                         103,437
-----------------------------------------------------------
  Deferred compensation plan                         49,248
-----------------------------------------------------------
Accrued distribution fees                           102,750
-----------------------------------------------------------
Accrued trustees' fees                                1,330
-----------------------------------------------------------
Accrued transfer agent fees                          88,878
-----------------------------------------------------------
Accrued operating expenses                           24,485
===========================================================
    Total liabilities                             6,482,681
===========================================================
Net assets applicable to shares outstanding    $676,315,431
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $667,185,601
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                           7,898,642
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                      1,231,188
===========================================================
                                               $676,315,431
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $577,992,945
___________________________________________________________
===========================================================
Class A3                                       $ 94,409,036
___________________________________________________________
===========================================================
Institutional Class                            $  3,913,450
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                          55,236,888
___________________________________________________________
===========================================================
Class A3                                          9,025,708
___________________________________________________________
===========================================================
Institutional Class                                 374,086
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      10.46
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.46 divided by
      99.00%)                                  $      10.57
___________________________________________________________
===========================================================
Class A3:
  Net asset value and offering price per
    share                                      $      10.46
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      10.46
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------

FOR THE YEAR ENDED JULY 31, 2003

INVESTMENT INCOME:

Interest                                                      $17,260,351
=========================================================================

EXPENSES:

Advisory fees                                                   1,392,547
-------------------------------------------------------------------------
Administrative services fees                                      174,870
-------------------------------------------------------------------------
Custodian fees                                                     27,714
-------------------------------------------------------------------------
Distribution fees -- Class A                                    1,021,729
-------------------------------------------------------------------------
Distribution fees -- Class A3                                     140,276
-------------------------------------------------------------------------
Transfer agent fees                                               917,517
-------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                          1,338
-------------------------------------------------------------------------
Trustees' fees                                                     13,643
-------------------------------------------------------------------------
Other                                                             251,901
=========================================================================
    Total expenses                                              3,941,535
=========================================================================
Less: Expenses paid indirectly                                    (11,767)
=========================================================================
    Net expenses                                                3,929,768
=========================================================================
Net investment income                                          13,330,583
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain from investment securities                   11,624,560
-------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of
  investment securities                                        (9,284,613)
=========================================================================
Net gain from investment securities                             2,339,947
=========================================================================
Net increase in net assets resulting from operations          $15,670,530
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

FOR THE YEARS ENDED JULY 31, 2003 AND 2002

                                                                  2003             2002
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  13,330,583    $ 19,243,725
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities                   11,624,560      12,398,048
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                        (9,284,613)      4,356,374
===========================================================================================
    Net increase in net assets resulting from operations         15,670,530      35,998,147
===========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (12,750,428)    (19,170,139)
-------------------------------------------------------------------------------------------
  Class A3                                                         (517,649)             --
-------------------------------------------------------------------------------------------
  Institutional Class                                               (62,506)        (70,078)
===========================================================================================
    Total distributions from net investment income              (13,330,583)    (19,240,217)
===========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                        (7,010,203)             --
-------------------------------------------------------------------------------------------
  Class A3                                                         (129,528)             --
-------------------------------------------------------------------------------------------
  Institutional Class                                               (24,193)             --
===========================================================================================
    Total distributions from net realized gains                  (7,163,924)             --
===========================================================================================
    Decrease in net assets resulting from distributions         (20,494,507)    (19,240,217)
===========================================================================================
Share transactions-net:
  Class A                                                      (113,847,783)    171,767,941
-------------------------------------------------------------------------------------------
  Class A3                                                       94,792,404              --
-------------------------------------------------------------------------------------------
  Institutional Class                                               966,624       1,091,152
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (18,088,755)    172,859,093
===========================================================================================
    Net increase (decrease) in net assets                       (22,912,732)    189,617,023
===========================================================================================

NET ASSETS:

  Beginning of year                                             699,228,163     509,611,140
===========================================================================================
  End of year                                                 $ 676,315,431    $699,228,163
___________________________________________________________________________________________
===========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

JULY 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Limited Maturity Treasury Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management company consisting of eight separate series portfolios each having an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to seek liquidity with minimum fluctuation in principal value, and consistent with this objective, the highest total return achievable.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.20% on the first $500 million of the Fund's average daily net assets, plus 0.175% on the Fund's average daily net assets in excess of $500 million.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2003, AIM was paid $174,870 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2003, AFS retained $401,816 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A shares, Class A3 shares and the Institutional Class shares of the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A and Class A3 shares (collectively the "Plans"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.15% of the Fund's average daily net assets of Class A shares and 0.35% of the average daily net assets of Class A3 shares. Of these amounts, the Fund may pay a service fee of 0.15% of the average daily net assets of Class A shares and 0.25% of the average daily net assets of Class A3 shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the

Fund. Pursuant to the Plans, for the year ended July 31, 2003, Class A and Class A3 shares paid $1,021,729 and $140,276, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During year ended July 31, 2003, AIM Distributors retained $93,147 in front-end sales commissions from the sale of Class A shares and $26,131 from Class A shares, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS, and/or AIM Distributors.

NOTE 3--INDIRECT EXPENSES

For the year ended July 31, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $11,767 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $11,767.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

    During the year ended July 31, 2003, the Fund paid legal fees of $4,084 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a trustee of the Trust.

NOTE 5--BORROWINGS

The fund may participate in an interfund lending facility that AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the year ended July 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:


The tax character of distributions paid during the years ended July 31, 2003 and 2002 was as follows:

                                       2003           2002
--------------------------------------------------------------
Distributions paid from ordinary
  income                            $20,494,507    $19,240,217
______________________________________________________________
==============================================================


Tax Components of Net Assets:


As of July 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                  $  8,029,117
-----------------------------------------------------------
Unrealized appreciation -- investments            1,181,517
-----------------------------------------------------------
Temporary book/tax differences                      (80,804)
-----------------------------------------------------------
Shares of beneficial interest                   667,185,601
===========================================================
Total net assets                               $676,315,431
___________________________________________________________
===========================================================


    The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended July 31, 2003 was $893,902,089 and $910,680,934, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of investment
  securities                                     $2,152,207
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (970,690)
===========================================================
Net unrealized appreciation of investment
  securities                                     $1,181,517
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $676,452,651.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES


As a result of the utilization of a portion of the proceeds from redemptions as distributions for federal income tax purposes on July 31, 2003, undistributed net realized gains (losses) was decreased by $3,685,882 and shares of beneficial interest was increased by $3,685,882. This reclassification had no effect on the net assets of the Fund.

NOTE 9--SHARE INFORMATION

The Fund currently consists of three different classes of shares: Class A shares, Class A3 shares and Institutional Class shares. Class A shares are sold with front-end sales charge. Class A3 shares and Institutional Class shares are sold at net asset value. Under some circumstances, Class A shares are subject to CDSC. As of the close of business on October 30, 2002, Class A shares were closed to new investors.

                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED JULY 31,
                                                              ------------------------------------------------------------
                                                                          2003                            2002
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      25,805,338    $ 271,953,993     75,803,443    $ 786,911,782
--------------------------------------------------------------------------------------------------------------------------
  Class A3*                                                    12,760,368      134,005,850             --               --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             220,446        2,316,869        184,259        1,912,257
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       1,610,631       16,920,387      1,557,231       16,184,908
--------------------------------------------------------------------------------------------------------------------------
  Class A3*                                                        55,441          581,385             --               --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 425            4,464            238            2,477
==========================================================================================================================
Reacquired:
  Class A                                                     (38,275,556)    (402,722,163)   (60,767,295)    (631,328,749)
--------------------------------------------------------------------------------------------------------------------------
  Class A3*                                                    (3,790,101)     (39,794,831)            --               --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (128,741)      (1,354,709)       (79,249)        (823,582)
==========================================================================================================================
                                                               (1,741,749)   $ (18,088,755)    16,698,627    $ 172,859,093
__________________________________________________________________________________________________________________________
==========================================================================================================================

* Class A3 shares commenced sales on October 31, 2002.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        CLASS A
                                                              ------------------------------------------------------------
                                                                                  YEAR ENDED JULY 31,
                                                              ------------------------------------------------------------
                                                                2003          2002          2001        2000        1999
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  10.53      $  10.26      $   9.96    $  10.03    $  10.07
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.19          0.33(a)       0.52(b)     0.51        0.47
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.03          0.27          0.31       (0.07)      (0.04)
==========================================================================================================================
    Total from investment operations                              0.22          0.60          0.83        0.44        0.43
==========================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.19)        (0.33)        (0.53)      (0.51)      (0.47)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.10)           --            --          --          --
==========================================================================================================================
    Total distributions                                          (0.29)        (0.33)        (0.53)      (0.51)      (0.47)
==========================================================================================================================
Net asset value, end of period                                $  10.46      $  10.53      $  10.26    $   9.96    $  10.03
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(c)                                                   2.18%         5.89%         8.53%       4.50%       4.32%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $577,993      $696,259      $507,799    $300,058    $390,018
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets                           0.53%(d)      0.48%         0.56%       0.54%       0.54%
==========================================================================================================================
Ratio of net investment income to average net assets              1.85%(d)      3.12%(a)      5.15%       5.07%       4.61%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                            124%          149%          137%        122%        184%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.34 and the ratio of net investment income to average net assets would have been 3.29%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d)  Ratios are based on average daily net assets of $681,152,755.

                                                                    CLASS A3
                                                                ----------------
                                                                OCTOBER 31, 2002
                                                                (DATE OPERATIONS
                                                                 COMMENCED) TO
                                                                 JULY 31, 2003
--------------------------------------------------------------------------------
Net asset value, beginning of period                                $ 10.59
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                0.13
--------------------------------------------------------------------------------
  Net losses on securities (both realized and unrealized)             (0.04)
================================================================================
    Total from investment operations                                   0.09
================================================================================
Less distributions:
  Dividends from net investment income                                (0.12)
--------------------------------------------------------------------------------
  Distributions from net realized gains                               (0.10)
================================================================================
    Total distributions                                               (0.22)
================================================================================
Net asset value, end of period                                      $ 10.46
________________________________________________________________________________
================================================================================
Total return(a)                                                        0.88%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $94,409
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets                                0.73%(b)
================================================================================
Ratio of net investment income to average net assets                   1.65%(b)
________________________________________________________________________________
================================================================================
Portfolio turnover rate(c)                                              124%
________________________________________________________________________________
================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $53,389,601.
(c)  Not annualized for periods less than one year.

                                                                               INSTITUTIONAL CLASS
                                                              -----------------------------------------------------
                                                                               YEAR ENDED JULY 31,
                                                              -----------------------------------------------------
                                                               2003        2002        2001        2000      1999
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $10.53      $10.26      $ 9.96      $10.03    $ 10.07
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.22        0.34(a)     0.54(b)     0.54       0.49
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.03        0.27        0.31       (0.07)     (0.04)
===================================================================================================================
    Total from investment operations                            0.25        0.61        0.85        0.47       0.45
===================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.22)      (0.34)      (0.55)      (0.54)     (0.49)
-------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        (0.10)         --          --          --         --
===================================================================================================================
    Total distributions                                        (0.32)      (0.34)      (0.55)      (0.54)     (0.49)
===================================================================================================================
Net asset value, end of period                                $10.46      $10.53      $10.26      $ 9.96    $ 10.03
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(c)                                                 2.42%       6.05%       8.80%       4.78%      4.55%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $3,913      $2,970      $1,812      $2,455    $17,131
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets                         0.30%(d)    0.34%       0.33%(e)    0.29%      0.31%
===================================================================================================================
Ratio of net investment income to average net assets            2.08%(d)    3.26%(a)    5.38%       5.31%      4.84%
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate                                          124%        149%        137%        122%       184%
___________________________________________________________________________________________________________________
===================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and the Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.35 and the ratio of net investment income to average assets would have been 3.43%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(d)  Ratios are based on average daily net assets of $3,080,901.
(e) Including expense reimbursement. Ratio of expenses to average net assets excluding reimbursement is 0.41%

REPORT OF INDEPENDENT AUDITORS
-------------------------------------------------------------------------------
To the Shareholders of AIM Money Market Fund and the Board of Trustees of AIM Investment Securities Funds:

We have audited the accompanying statement of assets and liabilities of AIM Money Market Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Money Market Fund as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                             /s/ ERNST & YOUNG LLP
September 10, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------
JULY 31, 2003


                                                            PAR
                                               MATURITY    (000)        VALUE
----------------------------------------------------------------------------------
COMMERCIAL PAPER-24.36%(a)

ASSET-BACKED SECURITIES-COMMERCIAL
  LOANS/LEASES-7.55%

Atlantis One Funding Corp. (Rabobank-ABS
  Program Sponsor),
  (Acquired 04/25/03; Cost $39,831,944)
  1.25%(b)                                     08/27/03   $40,000   $   39,963,889
----------------------------------------------------------------------------------
  (Acquired 05/20/03; Cost $34,882,361)
  1.21%(b)                                     08/28/03    35,000       34,968,237
----------------------------------------------------------------------------------
  (Acquired 05/22/03; Cost $19,926,000)
  1.20%(b)                                     09/10/03    20,000       19,973,333
----------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.
  (Fifth Third Bank-ABS Program Sponsor)
  (Acquired 07/09/03; Cost $44,920,700)
  1.04%(b)                                     09/08/03    45,000       44,950,600
==================================================================================
                                                                       139,856,059
==================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-0.86%

Aquinas Funding LLC (Rabobank-ABS Program
  Sponsor) (Acquired 07/10/03; Cost
  $15,943,147)
  1.04%(b)                                     11/10/03    16,000       15,953,316
==================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-9.37%

Charta Corp. (Citibank N.A.-ABS Program
  Sponsor) (Acquired 06/09/03; Cost
  $9,980,833)
  1.15%(b)(c)                                  08/08/03    10,000        9,997,764
----------------------------------------------------------------------------------
Edison Asset Securitization, LLC (GE Capital
  Corp.-ABS Program Sponsor)
  (Acquired 06/11/03; Cost $46,838,633)
  1.03%(b)                                     10/09/03    47,000       46,907,214
----------------------------------------------------------------------------------
  (Acquired 05/16/03; Cost $44,735,225)
  1.19%(b)                                     11/10/03    45,000       44,849,762
----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)        VALUE
----------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Jupiter Securitization Corp. (Bank One
  N.A.-ABS Program Sponsor)
  (Acquired 07/22/03; Cost $34,793,179)
  1.03%(b)                                     10/14/03   $34,877   $   34,803,158
----------------------------------------------------------------------------------
Receivables Capital Corp. (Bank of America
  N.A.-ABS Program Sponsor)
  (Acquired 07/03/03; Cost $37,050,519)
  1.04%(b)(c)                                  09/03/03    37,117       37,081,615
==================================================================================
                                                                       173,639,513
==================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-2.70%

FCAR Owner Trust-Series II (Ford Motor Credit
  Co.-ABS Program Sponsor)
  1.27%                                        08/19/03    50,000       49,968,250
==================================================================================

DIVERSIFIED BANKS-3.07%

Fortis Funding
  (Acquired 07/10/03; Cost $56,817,347)
  1.03%(b)                                     10/30/03    57,000       56,853,225
==================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.81%

GE Capital International Funding, Inc.-
  Series A
  (Acquired 04/23/03; Cost $14,905,500)
  1.26%(b)                                     10/20/03    15,000       14,958,000
==================================================================================
    Total Commercial Paper (Cost
      $451,228,363)                                                    451,228,363
==================================================================================

MASTER NOTE AGREEMENTS-8.91%(d)

Merrill Lynch Mortgage Capital, Inc.
  1.29%(e)                                     08/18/03    70,000       70,000,000
----------------------------------------------------------------------------------
Morgan Stanley
  1.20%(f)                                     09/15/03    95,000       95,000,000
==================================================================================
    Total Master Note Agreements (Cost
      $165,000,000)                                                    165,000,000
==================================================================================


                                                            PAR
                                               MATURITY    (000)        VALUE
----------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-8.56%

FEDERAL HOME LOAN BANK-5.30%

Unsec. Bonds,
  3.75%                                        02/13/04   $18,000   $   18,225,573
----------------------------------------------------------------------------------
  1.42%                                        04/21/04    20,000       20,000,000
----------------------------------------------------------------------------------
  1.12%                                        07/12/04    10,000       10,000,000
----------------------------------------------------------------------------------
  1.03%                                        07/23/04    50,000       50,000,000
==================================================================================
                                                                        98,225,573
==================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-0.81%

Disc. Notes,
  1.04%                                        09/11/03    15,000       14,982,233
==================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-2.45%

Unsec. Notes,
  3.13%                                        11/15/03    45,000       45,263,717
==================================================================================
    Total U.S. Government Agency Securities
      (Cost $158,471,523)                                              158,471,523
==================================================================================

ASSET-BACKED SECURITIES-6.99%

CONSUMER RECEIVABLES-1.32%

Honda Auto Receivables 2003-2 Owner Trust,
  Class A-1 Notes,
  1.23%                                        06/11/04    15,009       15,008,903
----------------------------------------------------------------------------------
Nissan Auto Receivables 2003-A Owner Trust,
  Class A-1 Notes,
  1.30%                                        03/15/04     9,511        9,511,160
==================================================================================
                                                                        24,520,063
==================================================================================

STRUCTURED INVESTMENT VEHICLES-5.67%

Beta Finance Inc., Floating Rate (Citibank
  International PLC-ABS Program Sponsor)
  (Acquired 10/24/02; Cost $50,000,000)
  1.11%(b)(g)                                  10/07/03    50,000       50,000,000
----------------------------------------------------------------------------------
  (Acquired 10/03/02; Cost $45,000,000)
  1.11%(b)(g)                                  10/14/03    45,000       45,000,000
----------------------------------------------------------------------------------
Holmes Financing (No. 7) PLC (United
  Kingdom)-Series 1, Class A,
  1.07%(h)                                     04/15/04    10,000       10,000,000
==================================================================================
                                                                       105,000,000
==================================================================================
    Total Asset-Backed Securities (Cost
      $129,520,063)                                                    129,520,063
==================================================================================

                                                            PAR
                                               MATURITY    (000)        VALUE
----------------------------------------------------------------------------------


PROMISSORY NOTES-5.40%

Goldman Sachs Group, Inc. (The)
  (Acquired 03/21/03; Cost $71,000,000)
  1.26%(b)(g)(i)                               09/17/03   $71,000   $   71,000,000
----------------------------------------------------------------------------------
  (Acquired 03/13/03; Cost $29,000,000)
  1.33%(b)(g)(i)                               10/07/03    29,000       29,000,000
==================================================================================
    Total Promissory Notes (Cost
      $100,000,000)                                                    100,000,000
==================================================================================

CERTIFICATES OF DEPOSIT-3.56%

Danske Bank A/S (Denmark)
  2.00%                                        08/01/03    11,000       11,000,000
----------------------------------------------------------------------------------
National Australia Bank Ltd.
  1.26%                                        08/24/04    20,000       20,000,000
----------------------------------------------------------------------------------
Rabobank Nederland (Netherlands)
  1.19%                                        08/04/04    35,000       34,996,485
==================================================================================
    Total Certificates of Deposit (Cost
      $65,996,485)                                                      65,996,485
==================================================================================

MEDIUM-TERM NOTES-2.70%

Money Market Trust LLY-
  Series 2002-B, Floating Rate Notes,
  (Acquired 12/03/02; Cost $50,000,000)
  1.17%(b)(h)(i)                               12/03/03    50,000       50,000,000
==================================================================================

VARIABLE RATE DEMAND
NOTES-2.52%

INSURED-0.35%

Michigan (State of) Housing Development
  Authority; Series C RB,
  1.05%(c)(j)(k)(l)                            12/01/20     6,405        6,405,000
==================================================================================

LETTER OF CREDIT GUARANTEED-2.17%(J)(K)(M)

Colorado (State of) Health Facilities
  Authority (National Benevolent
  Association); Series E RB
  (LOC-KBC Bank N.V.),
  1.15%(1)                                     03/01/30     9,545        9,545,000
----------------------------------------------------------------------------------
Family Express Corp., LLC-Series A, Loan
  Program Notes (LOC-Fifth Third Bank),
  1.10%                                        04/01/28     9,070        9,070,000
----------------------------------------------------------------------------------
Miami-Dade (County of) Industrial Development
  Authority (Dolphins Stadium); IDR
  (LOC-Societe Generale),
  1.10%(1)                                     07/01/22       100          100,000
----------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Viking Range Corp. Project); IDR (LOC-Bank
  of America N.A.),
  1.17%(1)                                     06/01/15    14,095       14,095,000
----------------------------------------------------------------------------------


                                                            PAR
                                               MATURITY    (000)        VALUE
----------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

PxPort Blakely Communities; Series C RB
  (LOC-Bank of America N.A.),
  1.10%(1)                                     02/15/21   $ 7,500   $    7,500,000
==================================================================================
                                                                        40,310,000
==================================================================================
    Total Variable Rate Demand Notes (Cost
      $46,715,000)                                                      46,715,000
==================================================================================

FUNDING AGREEMENT-0.54%

New York Life Insurance Co. (Acquired
  04/03/03; Cost $10,000,000)
  1.20%(b)(h)(i)                               04/07/04    10,000       10,000,000
==================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $1,176,931,434)                              1,176,931,434
==================================================================================
REPURCHASE AGREEMENTS-38.48%(n)

Banc of America Securities LLC
  1.21%(o)                                     08/01/03    60,000       60,000,000
----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.12%(p)                                     08/01/03    85,000       85,000,000
----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)        VALUE
----------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

BNP Paribas Securities Corp.-New York Branch
  (France)
  1.12%(q)                                     08/01/03   $67,706   $   67,706,034
----------------------------------------------------------------------------------
  1.20%(r)                                     08/01/03    85,000       85,000,000
----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.19%(s)                                     08/01/03    85,000       85,000,000
----------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
  1.12%(t)                                     08/01/03    85,000       85,000,000
----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.12%(u)                                     08/01/03    85,000       85,000,000
----------------------------------------------------------------------------------
Wachovia Securities, Inc.
  1.12%(v)                                     08/01/03    85,000       85,000,000
----------------------------------------------------------------------------------
  1.23%(w)                                     08/01/03    75,000       75,000,000
==================================================================================
    Total Repurchase Agreements (Cost
      $712,706,034)                                                    712,706,034
==================================================================================
TOTAL INVESTMENTS-102.02% (Cost
  $1,889,637,468)(x)                                                 1,889,637,468
==================================================================================
OTHER ASSETS LESS LIABILITIES-(2.02%)                                  (37,364,191)
==================================================================================
NET ASSETS-100.00%                                                  $1,852,273,277
__________________________________________________________________________________
==================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
Disc.   - Discounted
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
RB      - Revenue Bonds
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 07/31/03 was $656,260,114, which represented 35.43% of the Fund's net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(c) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp. or MBIA Insurance Co.
(d) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 07/31/03.
(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day's oral notice for up to 10% of outstanding amount, otherwise, upon seven business day's written notice for more than 10% of outstanding balance. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 07/31/03.
(g) Interest rates are redetermined daily. Rate shown is the rate in effect on 07/31/03.
(h) Interest rates are redetermined monthly. Rates shown are rates in effect on 07/31/03.
(i) Security considered to be illiquid. The aggregate market value of these securities at 07/31/03 was $160,000,000 which represented 8.64% of the Fund's net assets.
(j) Interest rates are redetermined weekly. Rates shown are rates in effect on 07/31/03.
(k) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(l) Interest on this security is taxable income to the Fund.
(m) Principal and interest payments are guaranteed by the letter of credit agreement.

(n) Collateral on repurchase agreements, including the Fund's pro rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities (money market funds only). Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(o) Repurchase agreement entered into 07/31/03 with a maturing value of $60,002,017. Collateralized by $60,659,655 corporate obligations, 0.01% to 7.00% due 07/15/05 to 09/01/30 with an aggregate market value at 07/31/03 of $63,000,001.
(p) Joint repurchase agreement entered into 07/31/03 with a maturing value of $624,136,058. Collateralized by $625,305,000 U.S. Government obligations, 0% to 6.25% due 02/26/04 to 09/15/11 with an aggregate market value at 07/31/03 of $636,599,808.
(q) Joint repurchase agreement entered into 07/31/03 with a maturing value of $500,015,556. Collateralized by $455,553,000 U.S. Government obligations, 5.00% to 6.88% due 05/15/04 to 09/15/11 with an aggregate market value at 07/31/03 of $510,000,993.
(r) Repurchase agreement entered into 07/31/03 with a maturing value of $85,002,833. Collateralized by $80,527,782 corporate obligations, 3.25% to 9.80% due 05/16/05 to 06/01/16 with an aggregate market value at 07/31/03 of $89,250,001.
(s) Repurchase agreement entered into 07/31/03 with a maturing value of $85,002,810. Collateralized by $201,799,264 corporate obligations, 0% to 7.71% due 03/01/06 to 07/05/35 with an aggregate market value at 07/31/03 of $89,250,000.
(t) Joint repurchase agreement entered into 07/31/03 with a maturing value of $500,015,556. Collateralized by $556,079,881 U.S. Government obligations, 4.50% to 7.00% due 09/01/17 to 08/01/33 with an aggregate market value at 07/31/03 of $510,002,294.
(u) Joint repurchase agreement entered into 07/31/03 with a maturing value of $250,007,778. Collateralized by $286,330,000 U.S. Government obligations, 4.50% to 6.00% due 09/01/17 to 07/01/33 with an aggregate market value at 07/31/03 of $255,001,995.
(v) Joint repurchase agreement entered into 07/31/03 with a maturing value of $750,023,333. Collateralized by $758,853,097 U.S. Government obligations, 4.00% to 7.25% due 02/15/04 to 07/01/33 with an aggregate market value at 07/31/03 of $765,001,266.
(w) Repurchase agreement entered into 07/31/03 with a maturing value of $75,002,563. Collateralized by $389,240,300 corporate obligations, 0% to 7.75% due 12/18/10 to 07/11/43 with an aggregate market value at 07/31/03 of $78,750,000.
(x) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
JULY 31, 2003

ASSETS:

Investments, excluding repurchase agreements
  at value (amortized cost)                   $1,176,931,434
------------------------------------------------------------
Repurchase agreements                            712,706,034
------------------------------------------------------------
Cash                                                   6,499
------------------------------------------------------------
Receivables for:
  Fund shares sold                                38,256,721
------------------------------------------------------------
  Interest                                         1,457,940
------------------------------------------------------------
Investment for deferred compensation plan             82,816
------------------------------------------------------------
Other assets                                         154,560
============================================================
    Total assets                               1,929,596,004
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           34,996,485
------------------------------------------------------------
  Fund shares reacquired                          41,337,329
------------------------------------------------------------
  Dividends                                           53,902
------------------------------------------------------------
  Deferred compensation plan                          82,816
------------------------------------------------------------
Accrued distribution fees                            636,946
------------------------------------------------------------
Accrued trustees' fees                                 1,371
------------------------------------------------------------
Accrued transfer agent fees                           79,912
------------------------------------------------------------
Accrued operating expenses                           133,966
============================================================
    Total liabilities                             77,322,727
============================================================
Net assets applicable to shares outstanding   $1,852,273,277
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,852,113,368
------------------------------------------------------------
Undistributed net investment income                  159,909
============================================================
                                              $1,852,273,277
____________________________________________________________
============================================================

NET ASSETS:

AIM Cash Reserve Shares                       $1,188,876,324
____________________________________________________________
============================================================
Class B                                       $  543,810,575
____________________________________________________________
============================================================
Class C                                       $  113,306,025
____________________________________________________________
============================================================
Class R                                       $    6,280,353
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

AIM Cash Reserve Shares                        1,188,857,238
____________________________________________________________
============================================================
Class B                                          543,801,758
____________________________________________________________
============================================================
Class C                                          113,304,148
____________________________________________________________
============================================================
Class R                                            6,280,270
____________________________________________________________
============================================================
Net asset value and offering price per share
  for each class                              $         1.00
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
FOR THE YEAR ENDED JULY 31, 2003

INVESTMENT INCOME:

Interest                                                      $29,297,390
=========================================================================

EXPENSES:

Advisory fees                                                  10,145,165
-------------------------------------------------------------------------
Administrative services fees                                      406,127
-------------------------------------------------------------------------
Custodian fees                                                     76,482
-------------------------------------------------------------------------
Distribution fees -- AIM Cash Reserve Shares                    2,854,476
-------------------------------------------------------------------------
Distribution fees -- Class B                                    6,669,844
-------------------------------------------------------------------------
Distribution fees -- Class C                                    1,167,526
-------------------------------------------------------------------------
Distribution fees -- Class R                                       17,527
-------------------------------------------------------------------------
Transfer agent fees                                             3,700,720
-------------------------------------------------------------------------
Trustees' fees                                                     20,736
-------------------------------------------------------------------------
Other                                                             637,578
=========================================================================
    Total expenses                                             25,696,181
=========================================================================
Less: Fees waived, expenses reimbursed and expenses paid
  indirectly                                                   (4,241,727)
=========================================================================
    Net expenses                                               21,454,454
=========================================================================
Net investment income                                           7,842,936
=========================================================================
Net realized gain from investment securities                       44,022
=========================================================================
Net increase in net assets resulting from operations          $ 7,886,958
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

For the years ended July 31, 2003 and 2002

                                                                   2003              2002
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    7,842,936    $   19,419,288
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                        44,022             1,145
==============================================================================================
    Net increase in net assets resulting from operations           7,886,958        19,420,433
==============================================================================================
Distributions to shareholders from net investment income:
  AIM Cash Reserve Shares                                         (7,299,075)      (15,341,349)
----------------------------------------------------------------------------------------------
  Class B                                                           (432,412)       (3,410,961)
----------------------------------------------------------------------------------------------
  Class C                                                           (100,719)         (666,967)
----------------------------------------------------------------------------------------------
  Class R                                                            (10,730)              (11)
==============================================================================================
    Total distributions from net investment income                (7,842,936)      (19,419,288)
==============================================================================================
Distributions to shareholders from net realized gains:
  AIM Cash Reserve Shares                                            (35,590)               --
----------------------------------------------------------------------------------------------
  Class B                                                            (20,898)               --
----------------------------------------------------------------------------------------------
  Class C                                                             (3,549)               --
----------------------------------------------------------------------------------------------
  Class R                                                                (38)               --
==============================================================================================
    Total distributions from net realized gains                      (60,075)               --
==============================================================================================
    Decrease in net assets resulting from distributions           (7,903,011)      (19,419,288)
==============================================================================================
Share transactions-net:
  AIM Cash Reserve Shares                                         67,004,557       184,349,260
----------------------------------------------------------------------------------------------
  Class B                                                       (174,148,217)      278,519,026
----------------------------------------------------------------------------------------------
  Class C                                                         (5,640,712)       32,062,975
----------------------------------------------------------------------------------------------
  Class R                                                          6,270,260            10,010
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (106,514,112)      494,941,271
==============================================================================================
    Net increase (decrease) in net assets                       (106,530,165)      494,942,416
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,958,803,442     1,463,861,026
==============================================================================================
  End of year                                                 $1,852,273,277    $1,958,803,442
______________________________________________________________________________________________
==============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
JULY 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Money Market Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eight separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.55% on the first $1 billion of the Fund's average daily net assets, plus 0.50% on the Fund's average daily net assets in excess of $1 billion. AIM and/or A I M Distributors, Inc. ("AIM Distributors") voluntarily waived fees and/or reimbursed expenses in order to increase the Fund's yield. Waivers and/or reimbursements may be changed from time to time. During the year ended July 31, 2003, AIM waived fees of $2,809,789.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2003, AIM was paid $406,127 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2003, AFS retained $2,290,443 for such services.

    The Trust has entered into master distribution agreements with AIM Distributors to serve as the distributor for the AIM Cash Reserve Shares, Class B, Class C, Class R and Investor Class shares of the Fund. Investor Class shares have not commenced operations. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's AIM Cash Reserve Shares, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of AIM Cash Reserve shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the AIM Cash Reserve Shares, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended July 31, 2003, the AIM Cash Reserve Shares, Class B, Class C and Class R shares paid $2,854,476, $5,497,582, $943,558 and $17,527, respectively after AIM Distributors waived and/or reimbursed plan fees of $1,172,262 and $223,968 for Class B and Class C shares, respectively.

    Contingent deferred sales charges ("CDSC") are not recorded as expenses of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During year ended July 31, 2003, AIM Distributors retained $2,2310,327, $43,330, $280,508 and $0 from AIM Cash Reserve Shares, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

NOTE 3--INDIRECT EXPENSES

For the year ended July 31, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $35,708 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $35,708.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

    During the year ended July 31, 2003, the Fund paid legal fees of $6,285 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. The Fund did not borrow or lend under the facility during the year ended July 31, 2003.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended July 31, 2003 and 2002 was as follows:

                                        2003          2002
--------------------------------------------------------------
Distributions paid from ordinary
  income                             $7,903,011    $19,419,288
______________________________________________________________
==============================================================

Tax Components of Net Assets:

As of July 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                 $      280,839
------------------------------------------------------------
Temporary book/tax differences                      (120,930)
------------------------------------------------------------
Shares of beneficial interest                  1,852,113,368
============================================================
Total net assets                              $1,852,273,277
____________________________________________________________
============================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

NOTE 7--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of distributions and other items on July 31, 2003, undistributed net investment income was increased by $159,909, undistributed net realized gains decreased by $48,683 and shares of beneficial interest decreased by $111,226. This reclassification had no effect on the net assets of the Fund.

NOTE 8--SHARE INFORMATION

The Fund currently consists of five different classes of shares: AIM Cash Reserve Shares, Class B shares, Class C shares, Class R shares and Investor Class shares. AIM Cash Reserve Shares, Class R shares and Investor Class shares are sold at net asset value. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to AIM Cash Reserve Shares eight years after the end of the calendar month of purchase. Investor Class shares have not commenced operations.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                    YEAR ENDED JULY 31,
                                                           ----------------------------------------------------------------------
                                                                         2003                                 2002
                                                           ---------------------------------    ---------------------------------
                                                               SHARES            AMOUNT             SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  AIM Cash Reserve Shares                                   5,372,980,834    $ 5,372,980,834     7,239,176,762    $ 7,239,176,762
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                     485,890,867        485,890,867       920,671,959        920,671,959
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                                     570,319,822        570,319,822       492,311,444        492,311,444
---------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                     24,594,921         24,594,921            14,201             14,201
=================================================================================================================================
Issued as reinvestment of dividends:
  AIM Cash Reserve Shares                                       6,288,154          6,288,154        12,953,250         12,953,250
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                         408,246            408,246         3,021,507          3,021,507
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                                          89,880             89,880           550,550            550,550
---------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                          9,756              9,756                 5                  5
=================================================================================================================================
Automatic conversion of Class B shares to AIM Cash
  Reserve Shares:**
  AIM Cash Reserve Shares                                      25,073,560         25,073,560                --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (25,073,560)       (25,073,560)               --                 --
=================================================================================================================================
Reacquired:
  AIM Cash Reserve Shares                                  (5,337,337,991)    (5,337,337,991)   (7,067,780,752)    (7,067,780,752)
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                    (635,373,770)      (635,373,770)     (645,174,440)      (645,174,440)
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                                    (576,050,414)      (576,050,414)     (460,799,019)      (460,799,019)
---------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                    (18,334,417)       (18,334,417)           (4,196)            (4,196)
=================================================================================================================================
                                                             (106,514,112)   $  (106,514,112)      494,941,271    $   494,941,271
_________________________________________________________________________________________________________________________________
=================================================================================================================================

 * Class R shares commenced sales on June 3, 2002.
** Prior to the year ended July 31, 2003, conversion of Class B shares to AIM
   Cash Reserve Shares was included in AIM Cash Reserve Shares sold and Class B shares reacquired.

NOTE 9--SIGNIFICANT EVENT


The Board of Trustees of AIM Investment Securities Funds ("Buyer") unanimously approved, on June 11, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which AIM Money Market Fund ("Buying Fund"), a series of Buyer, would acquire all of the assets of INVESCO Cash Reserves Fund ("Selling Fund"), a series of INVESCO Money Market Funds, Inc. ("the Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

  The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on October 21, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                  CASH RESERVE
                                                ---------------------------------------------------------------------------------
                                                                                           SEVEN MONTHS     YEAR ENDED DECEMBER
                                                          YEAR ENDED JULY 31,                ENDED                  31,
                                                ---------------------------------------     JULY 31,       ----------------------
                                                   2003             2002         2001         2000           1999         1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $     1.00       $     1.00    $   1.00      $   1.00      $   1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             0.0064           0.0141      0.0467        0.0300(a)     0.0414        0.0453
=================================================================================================================================
Less distributions from net investment income      (0.0064)         (0.0141)    (0.0467)      (0.0300)      (0.0414)      (0.0453)
=================================================================================================================================
Net asset value, end of period                  $     1.00       $     1.00    $   1.00      $   1.00      $   1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                       0.64%            1.42%       4.77%         3.03%         4.22%         4.62%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $1,188,876       $1,121,879    $937,532      $912,042      $989,478    $1,179,072
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets(c)            0.88%(d)         1.01%       1.06%         1.07%(e)      1.04%         0.99%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net
  assets                                              0.64%(d)         1.40%       4.61%         5.15%(e)      4.16%         4.53%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.03% for the year ended July 31, 2003.
(d)  Ratios are based on average net assets of $1,141,790,438.
(e)  Annualized.


                                                                                        CLASS B
                                                      ---------------------------------------------------------------------------
                                                                                             SEVEN MONTHS    YEAR ENDED DECEMBER
                                                              YEAR ENDED JULY 31,              ENDED                 31,
                                                      -----------------------------------     JULY 31,       --------------------
                                                        2003           2002        2001         2000           1999        1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   1.00       $   1.00    $   1.00      $   1.00      $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.0007         0.0065      0.0392        0.0256(a)     0.0339      0.0371
=================================================================================================================================
Less distributions from net investment income          (0.0007)       (0.0065)    (0.0392)      (0.0256)      (0.0339)    (0.0371)
=================================================================================================================================
Net asset value, end of period                        $   1.00       $   1.00    $   1.00      $   1.00      $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                           0.07%          0.66%       3.99%         2.59%         3.45%       3.78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $543,811       $717,967    $439,445      $289,327      $404,911    $310,534
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets(c)                1.46%(d)       1.76%       1.81%         1.82%(e)      1.79%       1.81%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets      0.06%(d)       0.65%       3.86%         4.40%(e)      3.41%       3.71%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.78% for the year ended July 31, 2003.
(d)  Ratios are based on average net assets of $666,984,613.
(e)  Annualized.


                                                                                        CLASS C
                                                      ---------------------------------------------------------------------------
                                                                                             SEVEN MONTHS    YEAR ENDED DECEMBER
                                                              YEAR ENDED JULY 31,              ENDED                 31,
                                                      -----------------------------------     JULY 31,       --------------------
                                                        2003           2002        2001         2000           1999        1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   1.00       $   1.00    $   1.00      $   1.00      $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.0008         0.0065      0.0393        0.0256(a)     0.0339      0.0371
=================================================================================================================================
Less distributions from net investment income          (0.0008)       (0.0065)    (0.0393)      (0.0256)      (0.0339)    (0.0371)
=================================================================================================================================
Net asset value, end of period                        $   1.00       $   1.00    $   1.00      $   1.00      $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                           0.09%          0.66%       4.00%         2.59%         3.44%       3.78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $113,306       $118,947    $ 86,884      $ 45,457      $ 56,636    $ 27,391
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets(c)                1.44%(d)       1.76%       1.81%         1.82%(e)      1.79%       1.81%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets      0.08%(d)       0.65%       3.86%         4.40%(e)      3.41%       3.71%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.78% for the year ended July 31, 2003.
(d)  Ratios are based on average net assets of $116,752,566.
(e)  Annualized.


                                                                         CLASS R
                                                              ------------------------------
                                                                               JUNE 3, 2002
                                                                               (DATE SALES
                                                              YEAR ENDED       COMMENCED) TO
                                                              JULY 31,          JULY 31,
                                                                2003              2002
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $   1.00          $   1.00
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.0038            0.0010
============================================================================================
Less distributions from net investment income                   (0.0038)          (0.0010)
============================================================================================
Net asset value, end of period                                 $   1.00          $   1.00
____________________________________________________________________________________________
============================================================================================
Total return(a)                                                    0.38%             0.10%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $  6,280          $     10
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets(b)                         1.13%(c)          1.26%(d)
____________________________________________________________________________________________
============================================================================================
Ratio of net investment income to average net assets               0.39%(c)          1.15%(d)
____________________________________________________________________________________________
============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.28% for the year ended July 31, 2003.
(c)  Ratios are based on average net assets of $3,505,481.
(d)  Annualized.

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
To the Shareholders of AIM Real Estate Fund and the Board of Trustees of AIM Advisor Funds:



We have audited the accompanying statement of assets and liabilities of AIM Real Estate Fund (a portfolio of AIM Advisor Funds), including the schedule of investments, as of July 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Real Estate Fund as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                             -s- ERNST & YOUNG LLP
September 10, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS
-----------------------------------------------------------------------

JULY 31, 2003


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS & COMMON
  STOCKS-96.33%

APARTMENTS-13.15%

Archstone-Smith Trust                            321,817   $  8,318,969
-----------------------------------------------------------------------
Avalonbay Communities, Inc.                       79,900      3,753,702
-----------------------------------------------------------------------
BRE Properties, Inc.-Class A                      20,000        661,000
-----------------------------------------------------------------------
Camden Property Trust                             78,300      2,921,373
-----------------------------------------------------------------------
Canadian Apartment Properties Real Estate
  Investment Trust (Canada)                      138,700      1,466,393
-----------------------------------------------------------------------
Equity Residential                                67,900      1,894,410
-----------------------------------------------------------------------
Essex Property Trust, Inc.                       241,800     14,653,080
-----------------------------------------------------------------------
Residential Equities Real Estate Investment
  Trust (Canada)                                 105,100      1,084,971
-----------------------------------------------------------------------
United Dominion Realty Trust, Inc.               739,200     13,327,776
=======================================================================
                                                             48,081,674
=======================================================================

DIVERSIFIED-5.38%

Canadian Real Estate Investment Trust
  (Canada)                                        32,200        317,507
-----------------------------------------------------------------------
Catellus Development Corp.(a)                    130,900      3,015,936
-----------------------------------------------------------------------
Cominar Real Estate Investment Trust (Canada)     74,500        739,908
-----------------------------------------------------------------------
H&R Real Estate Investment Trust (Canada)         69,000        763,883
-----------------------------------------------------------------------
Vornado Realty Trust                             323,800     14,842,992
=======================================================================
                                                             19,680,226
=======================================================================

HEALTHCARE-4.31%

Health Care Property Investors, Inc.             105,500      4,624,065
-----------------------------------------------------------------------
Health Care REIT, Inc.                           137,200      4,320,428
-----------------------------------------------------------------------
Nationwide Health Properties, Inc.               102,000      1,746,240
-----------------------------------------------------------------------
Senior Housing Properties Trust                  110,000      1,523,500
-----------------------------------------------------------------------
Ventas, Inc.                                     214,600      3,551,630
=======================================================================
                                                             15,765,863
=======================================================================

INDUSTRIAL PROPERTIES-11.62%

AMB Property Corp.                               199,900      5,617,190
-----------------------------------------------------------------------
CenterPoint Properties Corp.                     225,400     14,335,440
-----------------------------------------------------------------------
ProLogis                                         818,400     22,546,920
=======================================================================
                                                             42,499,550
=======================================================================

INDUSTRIAL/OFFICE PROPERTIES-2.60%

Kilroy Realty Corp.                              121,500      3,495,555
-----------------------------------------------------------------------
Liberty Property Trust                           173,450      6,016,980
=======================================================================
                                                              9,512,535
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------


LODGING-RESORTS-4.09%

Fairmont Hotels & Resorts Inc. (Canada)          191,400   $  4,823,280
-----------------------------------------------------------------------
Hilton Hotels Corp.                              389,200      5,682,320
-----------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.        137,000      4,466,200
=======================================================================
                                                             14,971,800
=======================================================================

OFFICE PROPERTIES-15.76%

Alexandria Real Estate Equities, Inc.            167,400      7,658,550
-----------------------------------------------------------------------
Arden Realty, Inc.                               110,700      3,099,600
-----------------------------------------------------------------------
Boston Properties, Inc.                          357,200     15,463,188
-----------------------------------------------------------------------
Brookfield Properties Corp. (Canada)              20,000        451,600
-----------------------------------------------------------------------
CarrAmerica Realty Corp.                          17,400        508,254
-----------------------------------------------------------------------
Highwoods Properties, Inc.                       129,900      3,005,886
-----------------------------------------------------------------------
Mack-Cali Realty Corp.                           229,900      8,464,918
-----------------------------------------------------------------------
Prentiss Properties Trust                        171,600      5,311,020
-----------------------------------------------------------------------
SL Green Realty Corp.                            381,000     13,643,610
=======================================================================
                                                             57,606,626
=======================================================================

REGIONAL MALLS-21.56%

Borealis Retail Real Estate Investment Trust
  (Canada)                                       237,600      1,708,501
-----------------------------------------------------------------------
CBL & Associates Properties, Inc.                261,900     12,618,342
-----------------------------------------------------------------------
General Growth Properties, Inc.                  346,500     23,624,370
-----------------------------------------------------------------------
Macerich Co. (The)                               322,100     12,023,993
-----------------------------------------------------------------------
Mills Corp. (The)                                115,100      4,098,711
-----------------------------------------------------------------------
Rouse Co. (The)                                   25,000        999,750
-----------------------------------------------------------------------
Simon Property Group, Inc.                       560,800     23,749,880
=======================================================================
                                                             78,823,547
=======================================================================

SHOPPING CENTERS-16.47%

Acadia Realty Trust                              107,300      1,073,000
-----------------------------------------------------------------------
Chelsea Property Group, Inc.                     381,900     16,650,840
-----------------------------------------------------------------------
Developers Diversified Realty Corp.              375,900     11,164,230
-----------------------------------------------------------------------
Federal Realty Investment Trust                  232,600      8,110,762
-----------------------------------------------------------------------
New Plan Excel Realty Trust                      226,700      5,078,080
-----------------------------------------------------------------------
Pan Pacific Retail Properties, Inc.              167,700      7,175,883
-----------------------------------------------------------------------
Ramco-Gershenson Properties Trust                 27,100        666,118
-----------------------------------------------------------------------
Regency Centers Corp.                            142,700      5,191,426
-----------------------------------------------------------------------
RioCan Real Estate Investment Trust (Canada)     154,900      1,599,067
-----------------------------------------------------------------------
Urstadt Biddle Properties-Class A                259,100      3,510,805
=======================================================================
                                                             60,220,211
=======================================================================


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

SPECIALTY PROPERTIES-1.39%

American Financial Realty Trust                  186,400   $  2,747,536
-----------------------------------------------------------------------
Entertainment Properties Trust                    75,500      2,325,400
=======================================================================
                                                              5,072,936
=======================================================================
    Total Real Estate Investment Trusts &
      Common Stocks (Cost $288,260,116)                     352,234,968
=======================================================================

MONEY MARKET FUNDS-4.98%

STIC Liquid Assets Portfolio(b)                9,094,930      9,094,930
-----------------------------------------------------------------------
STIC Prime Portfolio(b)                        9,094,930      9,094,930
=======================================================================
    Total Money Market Funds (Cost
      $18,189,860)                                           18,189,860
=======================================================================
TOTAL INVESTMENTS-101.31% (Cost $306,449,976)               370,424,828
=======================================================================
OTHER ASSETS LESS LIABILITIES-(1.31%)                        (4,783,046)
=======================================================================
NET ASSETS-100.00%                                         $365,641,782
_______________________________________________________________________
=======================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------

JULY 31, 2003

ASSETS:

Investments, at market value (cost
  $288,260,116)                                $352,234,968
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $18,189,860)                             18,189,860
-----------------------------------------------------------
Receivables for:
  Investments sold                                  161,910
-----------------------------------------------------------
  Fund shares sold                                3,431,207
-----------------------------------------------------------
  Dividends                                         531,532
-----------------------------------------------------------
Investment for deferred compensation plan            26,177
-----------------------------------------------------------
Other assets                                         47,571
===========================================================
    Total assets                                374,623,225
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           8,115,395
-----------------------------------------------------------
  Fund shares reacquired                            466,713
-----------------------------------------------------------
  Dividends                                           4,379
-----------------------------------------------------------
  Deferred compensation plan                         26,177
-----------------------------------------------------------
Accrued distribution fees                           203,576
-----------------------------------------------------------
Accrued trustees' fees                                  845
-----------------------------------------------------------
Accrued transfer agent fees                         126,687
-----------------------------------------------------------
Accrued operating expenses                           37,671
===========================================================
    Total liabilities                             8,981,443
===========================================================
Net assets applicable to shares outstanding    $365,641,782
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $316,741,425
-----------------------------------------------------------
Undistributed net investment income                 574,152
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (15,650,916)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              63,977,121
===========================================================
                                               $365,641,782
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $177,901,039
___________________________________________________________
===========================================================
Class B                                        $123,092,658
___________________________________________________________
===========================================================
Class C                                        $ 64,648,085
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Class A                                          10,163,942
___________________________________________________________
===========================================================
Class B                                           7,013,258
___________________________________________________________
===========================================================
Class C                                           3,690,390
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      17.50
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $17.50 divided by
      95.25%)                                  $      18.37
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      17.55
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      17.52
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED JULY 31, 2003

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $63,610)         $11,942,995
-------------------------------------------------------------------------
Dividends from affiliated money market funds                      180,305
-------------------------------------------------------------------------
Interest                                                           11,587
=========================================================================
    Total investment income                                    12,134,887
=========================================================================

EXPENSES:

Advisory fees                                                   2,327,770
-------------------------------------------------------------------------
Administrative services fees                                       79,487
-------------------------------------------------------------------------
Custodian fees                                                     60,596
-------------------------------------------------------------------------
Distribution fees -- Class A                                      414,390
-------------------------------------------------------------------------
Distribution fees -- Class B                                      919,868
-------------------------------------------------------------------------
Distribution fees -- Class C                                      482,573
-------------------------------------------------------------------------
Transfer agent fees                                               885,755
-------------------------------------------------------------------------
Trustees' fees                                                     10,106
-------------------------------------------------------------------------
Other                                                             187,412
=========================================================================
    Total expenses                                              5,367,957
=========================================================================
Less: Fees waived and expenses paid indirectly                     (7,374)
=========================================================================
    Net expenses                                                5,360,583
=========================================================================
Net investment income                                           6,774,304
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                        (4,083,840)
-------------------------------------------------------------------------
  Foreign currencies                                              (23,020)
=========================================================================
                                                               (4,106,860)
=========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        48,776,717
-------------------------------------------------------------------------
  Foreign currencies                                                  829
=========================================================================
                                                               48,777,546
=========================================================================
Net gain from investment securities and foreign currencies     44,670,686
=========================================================================
Net increase in net assets resulting from operations          $51,444,990
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
FOR THE YEARS ENDED JULY 31, 2003 AND 2002

                                                                  2003            2002
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  6,774,304    $  2,902,798
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                          (4,106,860)      2,344,896
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                           48,777,546       7,441,074
==========================================================================================
    Net increase in net assets resulting from operations        51,444,990      12,688,768
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (3,329,708)     (1,366,733)
------------------------------------------------------------------------------------------
  Class B                                                       (2,034,884)       (741,067)
------------------------------------------------------------------------------------------
  Class C                                                       (1,070,734)       (669,922)
==========================================================================================
    Decrease in net assets resulting from distributions         (6,435,326)     (2,777,722)
==========================================================================================
Share transactions-net:
  Class A                                                       70,728,483      53,809,611
------------------------------------------------------------------------------------------
  Class B                                                       37,706,329      49,731,417
------------------------------------------------------------------------------------------
  Class C                                                       18,496,500      12,210,117
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                              126,931,312     115,751,145
==========================================================================================
    Net increase in net assets                                 171,940,976     125,662,191
==========================================================================================

NET ASSETS:

  Beginning of year                                            193,700,806      68,038,615
==========================================================================================
  End of year                                                 $365,641,782    $193,700,806
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
JULY 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Real Estate Fund (the "Fund") is a series portfolio of AIM Advisor Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of two separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve high total return. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund's book and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.90% of the Fund's average daily net assets. AIM has entered into a sub-advisory agreement with INVESCO Institutional (N.A.), Inc. ("INVESCO") whereby AIM pays INVESCO 40% of the fee paid by the Fund to AIM. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended July 31, 2003, AIM waived fees of $2,113.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2003, AIM was paid $79,487 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2003, AFS retained $463,931 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and Investor Class shares of the Fund. Investor Class shares have not commenced operations. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of these amounts, the Fund may pay a service fee up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Investor Class shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended July 31, 2003, the Class A, Class B and Class C shares paid $414,390, $919,868 and $482,573, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2003, AIM Distributors retained $162,429 in front-end sales commissions from the sale of Class A shares and $9,515, $88 and $19,224 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

NOTE 3--INDIRECT EXPENSES

For the year ended July 31, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $5,160 and reductions in custodian fees of $101 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $5,261.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

    The law firm Kramer, Levin, Naftalis & Frankel LLP of which a trustee is a member as counsel to the Independent Trustees. During the year ended July 31, 2003, the Fund paid legal fees of $2,993.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the year ended July 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended July 31, 2003 and 2002 were as follows:

                                         2003          2002
--------------------------------------------------------------
Distributions paid from ordinary
  income                              $6,435,326    $2,777,722
______________________________________________________________
==============================================================


Tax Components of Net Assets:

As of July 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                  $    837,934
-----------------------------------------------------------
Unrealized appreciation -- investments           62,694,429
-----------------------------------------------------------
Temporary book/tax differences                      (34,380)
-----------------------------------------------------------
Capital loss carryforward                       (13,350,647)
-----------------------------------------------------------
Post-October capital loss deferral               (1,246,979)
-----------------------------------------------------------
Shares of beneficial interest                   316,741,425
===========================================================
Total net assets                               $365,641,782
___________________________________________________________
===========================================================


    The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable to the tax deferral of losses on wash sales, realization for tax purposes of unrealized gains on passive foreign investment companies and other deferrals. The tax-basis unrealized appreciation on investments includes appreciation on foreign currencies of $2,269.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
July 31, 2007                                 $ 9,612,829
----------------------------------------------------------
July 31, 2008                                   1,275,744
----------------------------------------------------------
July 31, 2011                                   2,462,074
==========================================================
Total capital loss carryforward               $13,350,647
__________________________________________________________
==========================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended July 31, 2003 was $340,224,591 and $214,512,526, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON
                            A TAX BASIS
-------------------------------------------------------------------
Aggregate unrealized appreciation of investment
  securities                                            $62,714,500
-------------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                                     (22,340)
===================================================================
Net unrealized appreciation of investment
  securities                                            $62,692,160
___________________________________________________________________
===================================================================
Cost of investments for tax purposes is $307,732,668.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions and passive foreign investment companies on July 31, 2003, undistributed net investment income was decreased by $5,973, undistributed net realized gains (losses) increased by $5,938 and shares of beneficial interest increased by $35. This reclassification had no effect on the net assets of the Fund.

NOTE 9--SHARE INFORMATION

The Fund currently consists of four different classes of shares: Class A shares, Class B shares, Class C and Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class A shares are subject to CDSC. Investor Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Investor Class shares have not commenced operations.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED JULY 31,
                                                              --------------------------------------------------------
                                                                         2003                          2002
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     10,040,616    $153,310,327     5,154,009    $ 76,791,735
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      4,612,513      69,835,946     4,236,687      63,066,596
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      2,144,150      32,601,275     1,526,796      22,598,155
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        199,768       3,041,849        86,632       1,253,375
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        118,414       1,804,757        45,952         669,735
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         60,550         921,382        40,989         588,258
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:*
  Class A                                                        158,310       2,459,992            --              --
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (157,917)     (2,459,992)           --              --
======================================================================================================================
Reacquired:
  Class A                                                     (5,900,039)    (88,083,685)   (1,670,317)    (24,235,499)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,108,225)    (31,474,382)     (979,116)    (14,004,914)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (986,180)    (15,026,157)     (770,478)    (10,976,296)
======================================================================================================================
                                                               8,181,960    $126,931,312     7,671,154    $115,751,145
______________________________________________________________________________________________________________________
======================================================================================================================

* Prior to the year ended July 31, 2003, conversion of Class B shares to Class A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 10--SIGNIFICANT EVENT

The Board of Trustees of AIM Advisor Funds (the "Trust") approved, on July 30, 2003, an Agreement and Plan of Reorganization (the "Plan"), which provides for the restructuring of AIM International Core Equity Fund and AIM Real Estate Fund, the two series portfolios of the Trust (each a "Fund" and, collectively, the "Funds"), as new series portfolios of AIM Investment Securities Funds ("AISF") and, in connection therewith, the sale of all of each Fund's assets and the termination of each Fund as a designated series of the Trust. AISF is an existing Delaware statutory trust. The Plan has been structured as a tax-free reorganization.

  The Plan provides for a series of transactions to convert each Fund to a corresponding series (a "New Fund") of AISF. Under the Plan, each Fund will transfer all its assets to a corresponding New Fund in exchange solely for voting shares of beneficial interest in the New Fund and the New Fund's assumption of all the Fund's liabilities (collectively, the "Restructuring"). The operations of each New Fund following the Restructuring will be substantially similar to those of its predecessor Fund. AISF, like the Trust operates as an open-end management investment company.

  The proposed Restructuring relates to an integration initiative announced on March 27, 2003, by AMVESCAP PLC ("AMVESCAP"), the parent company of both AIM and INVESCO, with respect to its North American mutual fund operations. AMVESCAP has recommended that certain series portfolios of funds within The AIM Family of Funds (the "AIM Funds") with few portfolios be restructured as new series of an existing Delaware statutory trust. This change should simplify the organizational structure and reduce costs of the AIM Funds.

  The proposed Restructuring of each Fund requires the approval of such Funds's shareholders and will be submitted to shareholders for their consideration at a meeting to be held on October 21, 2003. If approved by shareholders and certain closing conditions required by the Plan are satisfied, the proposed Restructuring is expected to be consummated shortly thereafter. If shareholders of a Fund do no approve the proposed Restructuring, such Fund will continue to operate as a series of the Trust.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                         CLASS A
                                                         -----------------------------------------------------------------------
                                                                                              SEVEN MONTHS        YEAR ENDED
                                                                YEAR ENDED JULY 31,             ENDED            DECEMBER 31,
                                                         ---------------------------------    JULY 31,        ------------------
                                                           2003          2002       2001        2000           1999       1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  15.25       $ 13.56    $ 13.04      $ 10.61       $ 11.46    $ 15.74
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.45(a)       0.47(a)    0.50         0.30(a)       0.42       0.58(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              2.24          1.68       0.54         2.38         (0.75)     (4.11)
================================================================================================================================
    Total from investment operations                         2.69          2.15       1.04         2.68         (0.33)     (3.53)
================================================================================================================================
Less distributions:
  Dividends from net investment income                      (0.44)        (0.46)     (0.52)       (0.25)        (0.52)     (0.50)
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        --            --         --           --            --      (0.25)
================================================================================================================================
    Total distributions                                     (0.44)        (0.46)     (0.52)       (0.25)        (0.52)     (0.75)
================================================================================================================================
Net asset value, end of period                           $  17.50       $ 15.25    $ 13.56      $ 13.04       $ 10.61    $ 11.46
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                             18.12%        16.10%      8.23%       25.61%        (2.88)%   (22.54)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $177,901       $86,411    $28,400      $23,187       $16,279    $20,087
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                           1.72%(c)      1.77%      1.63%        1.62%(d)      1.61%      1.55%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                        1.72%(c)      1.77%      1.79%        2.05%(d)      1.73%      1.71%
================================================================================================================================
Ratio of net investment income to average net assets         2.97%(c)      3.25%      3.88%        4.49%(d)      3.70%      4.37%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(e)                                     87%           77%        85%          39%           52%        69%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $118,397,069.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                                 CLASS B
                                            ----------------------------------------------------------------------------------
                                                                                                                 MARCH 3, 1998
                                                                                 SEVEN MONTHS                    (DATE SALES
                                                   YEAR ENDED JULY 31,             ENDED         YEAR ENDED      COMMENCED) TO
                                            ---------------------------------    JULY 31,        DECEMBER 31,    DECEMBER 31,
                                              2003          2002       2001        2000            1999             1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $  15.29       $ 13.59    $ 13.07      $ 10.64          $11.48          $ 15.34
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         0.36(a)       0.38(a)    0.41         0.25(a)         0.32             0.37(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    2.24          1.68       0.53         2.39           (0.72)           (3.58)
==============================================================================================================================
    Total from investment operations            2.60          2.06       0.94         2.64           (0.40)           (3.21)
==============================================================================================================================
Less distributions:
  Dividends from net investment income         (0.34)        (0.36)     (0.42)       (0.21)          (0.44)           (0.40)
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains           --            --         --           --              --            (0.25)
==============================================================================================================================
    Total distributions                        (0.34)        (0.36)     (0.42)       (0.21)          (0.44)           (0.65)
==============================================================================================================================
Net asset value, end of period              $  17.55       $ 15.29    $ 13.59      $ 13.07          $10.64          $ 11.48
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                17.37%        15.40%      7.42%       25.08%          (3.53)%         (21.02)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $123,093       $69,557    $16,917      $12,722          $9,839          $ 6,901
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                              2.37%(c)      2.41%      2.36%        2.37%(d)        2.35%            2.31%(d)
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                           2.37%(c)      2.41%      2.43%        2.70%(d)        2.37%            2.35%(d)
==============================================================================================================================
Ratio of net investment income to average
  net assets                                    2.32%(c)      2.61%      3.15%        3.73%(d)        2.96%            3.62%(d)
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(e)                        87%           77%        85%          39%             52%              69%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $91,986,805.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                                         CLASS C
                                                          ----------------------------------------------------------------------
                                                                                              SEVEN MONTHS        YEAR ENDED
                                                                YEAR ENDED JULY 31,             ENDED            DECEMBER 31,
                                                          --------------------------------    JULY 31,        ------------------
                                                           2003          2002       2001        2000           1999       1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 15.26       $ 13.57    $ 13.05      $ 10.62       $ 11.46    $ 15.74
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.36(a)       0.38(a)    0.41         0.25(a)       0.33(a)    0.50(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              2.24          1.67       0.53         2.39         (0.73)     (4.13)
================================================================================================================================
    Total from investment operations                         2.60          2.05       0.94         2.64         (0.40)     (3.63)
================================================================================================================================
Less distributions:
  Dividends from net investment income                      (0.34)        (0.36)     (0.42)       (0.21)        (0.44)     (0.40)
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        --            --         --           --            --      (0.25)
================================================================================================================================
    Total distributions                                     (0.34)        (0.36)     (0.42)       (0.21)        (0.44)     (0.65)
================================================================================================================================
Net asset value, end of period                            $ 17.52       $ 15.26    $ 13.57      $ 13.05       $ 10.62    $ 11.46
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                             17.41%        15.35%      7.43%       25.13%        (3.54)%   (23.16)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $64,648       $37,733    $22,722      $20,306       $19,992    $32,921
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                           2.37%(c)      2.41%      2.36%        2.37%(d)      2.35%      2.31%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                        2.37%(c)      2.41%      2.43%        2.70%(d)      2.37%      2.37%
================================================================================================================================
Ratio of net investment income to average net assets         2.32%(c)      2.61%      3.15%        3.73%(d)      2.96%      3.62%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(e)                                     87%           77%        85%          39%           52%        69%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $48,257,279.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Short Term Bond Fund and the Board of Trustees of AIM Investment Securities Funds:



We have audited the accompanying statement of assets and liabilities of AIM Short Term Bond Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2003, and the related statement of operations, statement of changes in net assets and financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.



We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Short Term Bond Fund as of July 31, 2003, and the results of its operations, changes in its net assets and financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                             -s- ERNST & YOUNG LLP
September 10, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

July 31, 2003


                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
BONDS & NOTES-52.72%

AEROSPACE & DEFENSE-0.94%

Lockheed Martin Corp.,
  Series A, Medium Term Notes, 8.66%,
  11/30/06                                     $   495,000   $    569,646
-------------------------------------------------------------------------
  Unsec. Gtd. Unsub. Notes, 7.25%, 05/15/06        650,000        728,078
-------------------------------------------------------------------------
Raytheon Co., Sr. Unsec. Notes, 6.30%,
  03/15/05                                       1,750,000      1,859,252
=========================================================================
                                                                3,156,976
=========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.46%

Bank of New York Institutional Capital Trust-
  Series A, Bonds, 7.78%, 12/01/26 (Acquired
  06/12/03; Cost $1,789,065)(a)(b)               1,500,000      1,539,615
=========================================================================

AUTOMOBILE MANUFACTURERS-0.61%

DaimlerChrysler N.A. Holding Corp.-Series D,
  Gtd. Medium Term Notes, 3.40%, 12/15/04        2,025,000      2,052,722
=========================================================================

BROADCASTING & CABLE TV-7.18%

Clear Channel Communications, Inc.,
  Sr. Unsec. Gtd. Notes, 8.00%, 11/01/08         2,000,000      2,252,500
-------------------------------------------------------------------------
  Sr. Unsec. Notes, 7.88%, 06/15/05              3,590,000      3,939,379
-------------------------------------------------------------------------
Comcast Corp.,
  Sr. Unsec. Notes, 8.88%, 04/01/07                900,000        951,651
-------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 10.50%, 06/15/06        1,000,000      1,190,000
-------------------------------------------------------------------------
Continental Cablevision, Inc., Sr. Unsec.
  Deb., 9.50%, 08/01/13                          5,100,000      5,909,931
-------------------------------------------------------------------------
Cox Communications, Inc.-Class A, Unsec.
  Notes, 7.50%, 08/15/04                         2,495,000      2,638,438
-------------------------------------------------------------------------
Cox Enterprises, Inc., Notes, 4.38%, 05/01/08
  (Acquired 04/14/03; Cost $1,748,863)(a)(b)     1,750,000      1,773,432
-------------------------------------------------------------------------
TCI Communications, Inc.,
  Medium Term Notes, 8.35%, 02/15/05             1,822,000      1,954,350
-------------------------------------------------------------------------
  Sr. Unsec. Notes, 8.00%, 08/01/05                575,000        631,827
-------------------------------------------------------------------------
Time Warner Inc., Unsec. Notes, 7.75%,
  06/15/05                                       2,750,000      3,006,575
=========================================================================
                                                               24,248,083
=========================================================================

CONSUMER FINANCE-5.13%

Capital One Bank-Series 4, Sr. Global Notes,
  6.50%, 07/30/04                                3,100,000      3,220,125
-------------------------------------------------------------------------
Capital One Financial Corp., Sr. Unsec.
  Notes, 7.25%, 12/01/03                           800,000        808,760
-------------------------------------------------------------------------
  7.25%, 05/01/06                                3,000,000      3,183,750
-------------------------------------------------------------------------
  8.75%, 02/01/07                                1,000,000      1,087,350
-------------------------------------------------------------------------
CitiFinancial Credit Co., Unsec. Notes,
  6.50%, 06/01/05                                1,000,000      1,072,620
-------------------------------------------------------------------------
Ford Motor Credit Co., Notes, 7.50%, 06/15/04    1,200,000      1,249,236
-------------------------------------------------------------------------
Household Finance Corp.,
  Medium Term Notes, 3.38%, 02/21/06             1,400,000      1,414,588
-------------------------------------------------------------------------
  Sr. Unsec. Global Notes,
    6.50%, 01/24/06                                100,000        108,452
-------------------------------------------------------------------------
    8.00%, 05/09/05                              3,740,000      4,114,561
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

CONSUMER FINANCE-(CONTINUED)

MBNA America Bank, N.A., Notes, 6.88%,
  07/15/04 (Acquired 12/04/02; Cost
  $1,046,330)(a)(b)                            $ 1,000,000   $  1,041,370
=========================================================================
                                                               17,300,812
=========================================================================

DIVERSIFIED BANKS-3.13%

American Savings Bank, Notes, 6.63%, 02/15/06
  (Acquired 03/05/03; Cost $776,335)(a)(b)         700,000        749,420
-------------------------------------------------------------------------
Bank One Corp., Sr. Unsec. Unsub. Global
  Notes, 7.63%, 08/01/05                         1,900,000      2,100,146
-------------------------------------------------------------------------
BankAmerica Institutional Capital-Series B,
  Gtd. Bonds, 7.70%, 12/31/26 (Acquired
  06/18/03; Cost $1,768,200)(a)(b)               1,500,000      1,550,535
-------------------------------------------------------------------------
Bankers Trust Corp., Unsec. Sub. Notes,
  8.25%, 05/01/05                                1,200,000      1,319,664
-------------------------------------------------------------------------
Barnett Capital II, Gtd. Bonds, 7.95%,
  12/01/26                                       1,500,000      1,600,725
-------------------------------------------------------------------------
Citicorp, Jr. Unsec. Sub. Notes, 6.38%,
  01/15/06                                         100,000        106,645
-------------------------------------------------------------------------
Danske Bank A/S (Denmark), Sub. Yankee Notes,
  6.38%, 06/15/08 (Acquired 08/30/02; Cost
  $53,673)(a)(b)                                    50,000         53,286
-------------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Notes,
  8.23%, 02/01/27                                  650,000        696,592
-------------------------------------------------------------------------
Golden State Bancorp. Inc., Sub. Deb.,
  10.00%, 10/01/06                                 900,000      1,056,474
-------------------------------------------------------------------------
Santander Financial Issuances (Cayman
  Islands), Unsec. Gtd. Sub. Yankee Notes,
  7.00%, 04/01/06                                  250,000        276,470
-------------------------------------------------------------------------
U.S. Bancorp-Series N, Sr. Medium Term Notes,
  2.75%, 03/30/06                                  500,000        502,190
-------------------------------------------------------------------------
Wells Fargo Financial, Inc., Global Notes,
  6.13%, 02/15/06                                  500,000        545,480
=========================================================================
                                                               10,557,627
=========================================================================

DIVERSIFIED CAPITAL MARKETS-0.45%

Chase Manhattan Corp., Sub. Deb., 7.88%,
  07/15/06                                         400,000        453,208
-------------------------------------------------------------------------
JPMorgan Chase Bank, Sub. Notes, 7.00%,
  06/01/05                                       1,000,000      1,078,240
=========================================================================
                                                                1,531,448
=========================================================================

ELECTRIC UTILITIES-3.40%

AmerenEnergy Generating Co.-Series C, Sr.
  Unsec. Global Notes, 7.75%, 11/01/05           1,430,000      1,569,253
-------------------------------------------------------------------------
CenterPoint Energy, Inc., Notes, 5.88%,
  06/01/08 (Acquired 05/21/03; Cost
  $1,008,520)(a)                                 1,000,000        980,090
-------------------------------------------------------------------------
Cinergy Corp., Unsec. Sub. Global Deb.,
  6.25%, 09/01/04                                2,015,000      2,104,788
-------------------------------------------------------------------------
Kansas City Power & Light Co., Sr. Unsec.
  Notes, 7.13%, 12/15/05                         1,740,000      1,897,940
-------------------------------------------------------------------------
Niagara Mohawk Power Corp., First Mortgage
  Bonds, 8.00%, 06/01/04(c)                        100,000        104,678
-------------------------------------------------------------------------
Public Service Co. of New Mexico-Series A,
  Sr. Unsec. Notes, 7.10%, 08/01/05              2,000,000      2,187,920
-------------------------------------------------------------------------
TXU Corp.-Series B, Sr. Unsec. Notes, 6.38%,
  10/01/04(c)                                    2,250,000      2,366,595
-------------------------------------------------------------------------


                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
ELECTRIC UTILITIES-(CONTINUED)

Wisconsin Energy Corp., Sr. Unsec. Unsub.
  Notes, 5.50%, 12/01/08                       $   250,000   $    267,273
=========================================================================
                                                               11,478,537
=========================================================================

GAS UTILITIES-0.31%

CenterPoint Energy Resources Corp., Unsec.
  Deb., 6.50%, 02/01/08                          1,000,000      1,041,790
=========================================================================

HOMEBUILDING-0.34%

Lennar Corp.-Series B, Class A, Sr. Unsec.
  Gtd. Global Notes, 9.95%, 05/01/10             1,000,000      1,162,500
=========================================================================

HYPERMARKETS & SUPER CENTERS-0.20%

Wal-Mart Stores, Inc., Unsec. Deb., 8.50%,
  09/15/24                                         600,000        666,804
=========================================================================

INTEGRATED OIL & GAS-0.52%

BP Canada Finance Co. (Canada), Unsec. Gtd.
  Unsub. Global Notes, 3.38%, 10/31/07           1,000,000        993,800
-------------------------------------------------------------------------
Occidental Petroleum Corp., Sr. Unsec. Notes,
  6.50%, 04/01/05                                  700,000        746,753
=========================================================================
                                                                1,740,553
=========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-6.16%

British Telecommunications PLC (United
  Kingdom), Global Notes, 7.88%, 12/15/05        3,427,000      3,840,022
-------------------------------------------------------------------------
Deutsche Telekom International Finance B.V.
  (Netherlands), Unsec. Gtd. Unsub. Global
  Bonds, 8.25%, 06/15/05                         1,750,000      1,930,460
-------------------------------------------------------------------------
GTE Hawaiian Telephone Co., Inc.-Series A,
  Unsec. Deb., 7.00%, 02/01/06                     300,000        330,792
-------------------------------------------------------------------------
New England Telephone & Telegraph Co., Sr.
  Unsec. Notes, 7.65%, 06/15/07                    700,000        791,259
-------------------------------------------------------------------------
SBC Communications Capital Corp.-Series D,
  Medium Term Notes, 7.11%, 08/14/06             2,425,000      2,751,623
-------------------------------------------------------------------------
Sprint Capital Corp.,
  Gtd. Global Notes, 5.88%, 05/01/04             1,400,000      1,433,376
-------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes,
    6.00%, 01/15/07                              3,040,000      3,215,651
-------------------------------------------------------------------------
    7.13%, 01/30/06                                 15,000         16,235
-------------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Global Notes,
    6.13%, 11/15/08                              1,000,000      1,050,940
-------------------------------------------------------------------------
  Unsec. Gtd. Global Notes, 7.90%, 03/15/05      3,500,000      3,777,725
-------------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes, 7.50%,
  06/01/07                                       1,500,000      1,666,875
=========================================================================
                                                               20,804,958
=========================================================================

INVESTMENT BANKING & BROKERAGE-2.31%

Bear Stearns Cos. Inc. (The), Sr. Unsec.
  Global Notes, 3.00%, 03/30/06                  1,900,000      1,914,060
-------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), Global
  Bonds, 7.63%, 08/17/05                            75,000         83,021
-------------------------------------------------------------------------
Goldman Sachs Group, L.P., Unsec. Notes,
  7.25%, 10/01/05 (Acquired 03/18/03; Cost
  $2,008,062)(a)(b)                              1,800,000      1,973,880
-------------------------------------------------------------------------
Lehman Brothers Inc.,
  Sr. Sub. Deb., 11.63%, 05/15/05                  125,000        143,869
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE-(CONTINUED)

  Sr. Unsec. Sub. Notes, 7.63%, 06/01/06       $   700,000   $    790,580
-------------------------------------------------------------------------
Merrill Lynch & Co., Inc.
  Series B, Medium Term Notes,
    4.54%, 03/08/05                                250,000        259,595
-------------------------------------------------------------------------
    7.08%, 10/03/05                                690,000        756,944
-------------------------------------------------------------------------
  Series E, Floating Rate Medium Term Euro
  Notes, 1.36%, 06/28/04(d)                        400,000        400,635
-------------------------------------------------------------------------
Morgan Stanley,
  Sr. Global Notes, 7.75%, 06/15/05              1,050,000      1,157,247
-------------------------------------------------------------------------
  Unsec. Notes, 6.30%, 01/15/06                    300,000        324,516
=========================================================================
                                                                7,804,347
=========================================================================

LIFE & HEALTH INSURANCE-0.95%

Lincoln National Corp., Unsec. Deb., 9.13%,
  10/01/24                                         500,000        550,325
-------------------------------------------------------------------------
ReliaStar Financial Corp., Unsec. Notes,
  8.00%, 10/30/06                                2,340,000      2,646,868
=========================================================================
                                                                3,197,193
=========================================================================

MOVIES & ENTERTAINMENT-0.90%

AOL Time Warner Inc., Sr. Unsec. Gtd. Unsub.
  Global Notes, 6.13%, 04/15/06                    750,000        807,060
-------------------------------------------------------------------------
Viacom Inc., Sr. Unsec. Gtd. Notes, 7.15%,
  05/20/05                                       2,060,000      2,241,877
=========================================================================
                                                                3,048,937
=========================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.39%

Westar Energy, Inc., Sec. First Mortgage
  Global Bonds, 7.88%, 05/01/07                  1,200,000      1,323,000
=========================================================================

OIL & GAS DRILLING-0.66%

R&B Falcon Corp.-Series B, Sr. Unsec. Notes,
  6.75%, 04/15/05                                2,070,000      2,213,844
=========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.73%

Anadarko Petroleum Corp. (Canada), Unsec.
  Yankee Deb., 7.38%, 05/15/06                      50,000         56,015
-------------------------------------------------------------------------
Kerr-McGee Corp., Unsec. Gtd. Global Notes,
  5.38%, 04/15/05                                1,630,000      1,707,197
-------------------------------------------------------------------------
Louis Dreyfus Natural Gas Corp.,
  Sr. Sub. Notes, 9.25%, 06/15/04                1,850,000      1,953,100
-------------------------------------------------------------------------
  Unsec. Notes, 6.88%, 12/01/07                  1,250,000      1,398,925
-------------------------------------------------------------------------
Nexen Inc. (Canada), Unsec. Unsub. Yankee
  Notes, 7.13%, 02/04/04                           700,000        716,646
=========================================================================
                                                                5,831,883
=========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-0.53%

Petroleos Mexicanos (Mexico), Unsec. Gtd.
  Unsub. Global Notes, 6.50%, 02/01/05           1,700,000      1,795,625
=========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-6.10%

ASIF Global Financing XX, Sec. Notes, 2.65%,
  01/17/06 (Acquired 01/08/03-07/09/03; Cost
  $1,557,431)(a)(b)                              1,545,000      1,555,923
-------------------------------------------------------------------------


                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

CIT Group Inc.,
  Sr. Floating Rate Medium Term Global Notes,
  2.35%, 11/25/03(d)                           $   600,000   $    601,032
-------------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes, 7.63%,
  08/16/05                                       2,000,000      2,197,340
-------------------------------------------------------------------------
Corestates Capital Trust I, Bonds, 8.00%,
  12/15/26 (Acquired 06/18/03; Cost
  $1,191,550)(a)(b)                              1,000,000      1,082,790
-------------------------------------------------------------------------
General Electric Capital Corp.,
  Series A, Medium Term Global Notes, 2.85%,
  01/30/06                                       1,430,000      1,448,275
-------------------------------------------------------------------------
  Sr. Medium Term Global Notes, 4.00%,
  05/30/18                                         475,000        464,289
-------------------------------------------------------------------------
General Motors Acceptance Corp.,
  Global Notes, 4.50%, 07/15/06                  1,600,000      1,604,768
-------------------------------------------------------------------------
  Medium Term Notes,
    4.15%, 02/07/05                                750,000        758,437
-------------------------------------------------------------------------
    6.38%, 01/30/04                              1,460,000      1,492,208
-------------------------------------------------------------------------
International Lease Finance Corp.,
  Global Notes, 2.95%, 05/23/06                  1,110,000      1,109,722
-------------------------------------------------------------------------
  Notes, 5.13%, 08/01/04                         2,500,000      2,587,275
-------------------------------------------------------------------------
Lehman Brothers Holdings Inc., Sr. Notes,
  8.75%, 03/15/05                                  175,000        192,661
-------------------------------------------------------------------------
Pemex Finance Ltd. (Cayman Islands),
  Series 1999-2, Class A1, Global Bonds,
  9.69%, 08/15/09                                1,350,000      1,583,374
-------------------------------------------------------------------------
  Sr. Unsec. Global Notes, 8.02%, 05/15/07       1,000,000      1,117,750
-------------------------------------------------------------------------
Washington Mutual Financial Corp., Sr. Unsec.
  Notes, 8.25%, 06/15/05                         2,500,000      2,775,700
=========================================================================
                                                               20,571,544
=========================================================================

PACKAGED FOODS & MEATS-0.39%

Kraft Foods Inc., Global Notes, 5.25%,
  06/01/07                                       1,250,000      1,312,813
=========================================================================

PHARMACEUTICALS-0.22%

Lilly (Eli) & Co., Unsec. Unsub. Global
  Notes, 2.90%, 03/15/08                           750,000        732,413
=========================================================================

PUBLISHING-0.23%

News America Inc., Notes, 4.75%, 03/15/10
  (Acquired 03/04/03; Cost $799,704)(a)(b)         800,000        793,024
=========================================================================

REAL ESTATE-1.57%

Camden Property Trust, Sr. Unsec. Notes,
  7.00%, 11/15/03                                1,585,000      1,609,029
-------------------------------------------------------------------------
EOP Operating L.P.,
  Sr. Unsec. Notes, 6.50%, 06/15/04              1,650,000      1,706,447
-------------------------------------------------------------------------
  Unsec. Notes, 8.38%, 03/15/06                  1,750,000      1,976,188
=========================================================================
                                                                5,291,664
=========================================================================

REGIONAL BANKS-0.43%

Popular, Inc., Unsec. Sub. Notes, 6.75%,
  12/15/05                                       1,000,000      1,056,580
-------------------------------------------------------------------------
Union Planters Bank, N.A., Unsec. Sub. Notes,
  6.50%, 03/15/08                                  350,000        380,233
=========================================================================
                                                                1,436,813
=========================================================================

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

SOVEREIGN DEBT-1.64%

Export-Import Bank of Korea (The) (South
  Korea), Unsec. Putable Global Notes, 6.50%,
  11/15/03                                     $ 2,000,000   $  2,174,920
-------------------------------------------------------------------------
Hydro-Quebec (Canada)-Series B, Gtd. Medium
  Term Yankee Notes, 6.52%, 02/23/06(c)          1,150,000      1,252,281
-------------------------------------------------------------------------
Japan Bank for International Coop. (Japan),
  Unsec. Gtd. Euro Bonds, 6.50%, 10/06/05           75,000         81,562
-------------------------------------------------------------------------
United Mexican States (Mexico), Global Notes,
  4.63%, 10/08/08                                2,000,000      2,010,500
=========================================================================
                                                                5,519,263
=========================================================================

THRIFTS & MORTGAGE FINANCE-0.67%

Countrywide Home Loans, Inc.
  Series J, Gtd. Medium Term Global Notes,
  5.50%, 08/01/06                                1,175,000      1,256,616
-------------------------------------------------------------------------
  Series K, Medium Term Global Notes, 3.50%,
  12/19/05                                       1,000,000      1,016,130
=========================================================================
                                                                2,272,746
=========================================================================

TOBACCO-0.73%

Altria Group, Inc., Notes,
  6.80%, 12/01/03                                1,950,000      1,971,938
-------------------------------------------------------------------------
  7.13%, 10/01/04                                  480,000        486,600
=========================================================================
                                                                2,458,538
=========================================================================

TRUCKING-0.66%

Roadway Corp., Sr. Unsec. Gtd. Global Notes,
  8.25%, 12/01/08                                2,000,000      2,245,680
=========================================================================

WIRELESS TELECOMMUNICATION SERVICES-3.78%

Cingular Wireless LLC, Sr. Unsec. Global
  Notes, 5.63%, 12/15/06                         1,805,000      1,966,602
-------------------------------------------------------------------------
TeleCorp PCS, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 10.63%, 07/15/10                 6,145,000      7,420,088
-------------------------------------------------------------------------
Tritel PCS Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 10.38%, 01/15/11                        2,780,000      3,384,650
=========================================================================
                                                               12,771,340
=========================================================================
    Total Bonds & Notes (Cost $177,763,318)                   177,903,092
=========================================================================

ASSET-BACKED SECURITIES-1.66%

OTHER DIVERSIFIED FINANCIAL SERVICES-1.66%

Citicorp Lease-Series 1999-1, Class A1, Pass
  Through Ctfs., 7.22%, 06/15/05 (Acquired
  10/03/02; Cost $826,403)(a)(b)                   763,139        823,297
-------------------------------------------------------------------------
First Industrial Realty Trust, Inc., Pass
  Through Ctfs., 7.38%, 05/15/04 (Acquired
  02/06/03; Cost $2,097,000)(a)(b)               2,000,000      2,072,220
-------------------------------------------------------------------------
Yorkshire Power (Cayman Islands)-Series
  2000-1, Pass Through Ctfs., 8.25%, 02/15/05
  (Acquired 06/19/03; Cost $2,725,725)(a)(b)     2,500,000      2,694,525
=========================================================================
    Total Asset-Backed Securities (Cost
      $5,578,867)                                               5,590,042
=========================================================================


                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-43.20%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-11.00%

Pass Through Ctfs.,
  8.00%, 11/20/12                              $ 1,696,989   $  1,819,585
-------------------------------------------------------------------------
  7.50%, 06/01/16 to 09/01/29                   10,793,757     11,510,635
-------------------------------------------------------------------------
  7.00%, 12/01/16 to 01/01/33                    7,841,674      8,309,729
-------------------------------------------------------------------------
  6.00%, 02/01/17 to 03/01/23                    8,262,680      8,453,920
-------------------------------------------------------------------------
  8.50%, 02/01/19 to 08/17/26                    6,454,909      7,033,987
=========================================================================
                                                               37,127,856
=========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-19.41%

Pass Through Ctfs.,
  7.50%, 02/01/15 to 01/01/21                    4,849,086      5,193,738
-------------------------------------------------------------------------
  7.00%, 04/01/15 to 02/01/33                   30,217,670     32,028,680
-------------------------------------------------------------------------
  6.50%, 11/01/16 to 07/01/31                    5,050,941      5,315,356
-------------------------------------------------------------------------
  8.00%, 09/01/17 to 12/01/32                   20,088,296     21,669,786
-------------------------------------------------------------------------
  8.50%, 11/01/24                                1,197,362      1,305,101
=========================================================================
                                                               65,512,661
=========================================================================

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-12.79%

Pass Through Ctfs.,
  7.00%, 05/15/17 to 06/15/32                   14,016,623     14,864,003
-------------------------------------------------------------------------
  6.00%, 06/15/18 to 07/15/33                    8,045,965      8,253,481
-------------------------------------------------------------------------
  7.50%, 06/15/23 to 01/15/32                    8,511,316      9,080,471
-------------------------------------------------------------------------
  6.50%, 07/15/23 to 04/15/33                   10,529,219     10,957,864
=========================================================================
                                                               43,155,819
=========================================================================
    Total U.S. Government Agency Securities
      (Cost $146,361,404)                                     145,796,336
=========================================================================
U.S. TREASURY NOTES-3.48%

2.13%, 10/31/04                                $ 1,800,000   $  1,817,154
-------------------------------------------------------------------------
1.50%, 07/31/05                                 10,000,000      9,942,200
=========================================================================
    Total U.S. Treasury Notes (Cost
      $11,761,838)                                             11,759,354
=========================================================================

                                                 SHARES
MONEY MARKET FUNDS-0.19%

STIC Liquid Assets Portfolio(e)                    322,088        322,088
-------------------------------------------------------------------------
STIC Prime Portfolio(e)                            322,088        322,088
=========================================================================
    Total Money Market Funds (Cost $644,176)                      644,176
=========================================================================
TOTAL INVESTMENTS-101.25% (Cost $342,109,603)                 341,693,000
=========================================================================
OTHER ASSETS LESS LIABILITIES-(1.25%)                          (4,213,018)
=========================================================================
NET ASSETS-100.00%                                           $337,479,982
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Deb.    - Debentures
Gtd.    - Guaranteed
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 07/31/03 was $18,683,407, which represented 5.54% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(b) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 07/31/03 was $17,703,317 which represented 5.25% of the Fund's net assets.
(c) Principal and interest payments are secured by bond insurance provided by one of the following companies: Financial Security Assurance or MBIA Insurance Corp.
(d) Interest rates are redetermined monthly. Rates shown are rates in effect on 07/31/03.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

July 31, 2003

ASSETS:

Investments, at market value (cost
  $341,465,427)                                $341,048,824
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $644,176)                                   644,176
-----------------------------------------------------------
Receivables for:
  Investments sold                               16,702,613
-----------------------------------------------------------
  Fund shares sold                                4,823,998
-----------------------------------------------------------
  Dividends and interest                          3,737,584
-----------------------------------------------------------
Investment for deferred compensation plan             2,794
-----------------------------------------------------------
Other assets                                         56,180
===========================================================
    Total assets                                367,016,169
___________________________________________________________
===========================================================
LIABILITIES:

Payables for:
  Investments purchased                          22,398,417
-----------------------------------------------------------
  Fund shares reacquired                          6,914,138
-----------------------------------------------------------
  Dividends                                          90,885
-----------------------------------------------------------
  Deferred compensation plan                          2,794
-----------------------------------------------------------
Accrued distribution fees                            73,985
-----------------------------------------------------------
Accrued trustees' fees                                  844
-----------------------------------------------------------
Accrued transfer agent fees                          14,183
-----------------------------------------------------------
Accrued operating expenses                           40,941
===========================================================
    Total liabilities                            29,536,187
===========================================================
Net assets applicable to shares outstanding    $337,479,982
___________________________________________________________
===========================================================
NET ASSETS CONSIST OF:

Shares of beneficial interest                  $338,905,872
-----------------------------------------------------------
Undistributed net investment income                  (4,438)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and futures contracts    (1,004,849)
-----------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities                            (416,603)
===========================================================
                                               $337,479,982
___________________________________________________________
===========================================================
CLASS C:

Shares outstanding, $0.01 par value per share    33,687,921
===========================================================
Net asset value and offering price per share   $      10.02
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the period August 30, 2002 (date operations commenced) through July 31, 2003

INVESTMENT INCOME:

Interest                                         $3,648,941
-----------------------------------------------------------
Dividends from affiliated money market funds         70,725
===========================================================
    Total investment income                       3,719,666
===========================================================

EXPENSES:

Advisory fees                                       598,592
-----------------------------------------------------------
Administrative services fees                         45,890
-----------------------------------------------------------
Custodian fees                                       30,473
-----------------------------------------------------------
Distribution fees                                 1,496,479
-----------------------------------------------------------
Transfer agent fees                                  92,949
-----------------------------------------------------------
Trustees' fees                                       10,066
-----------------------------------------------------------
Other                                               125,876
===========================================================
    Total expenses                                2,400,325
===========================================================
Less: Fees waived and expenses paid indirectly     (603,201)
===========================================================
    Net expenses                                  1,797,124
===========================================================
Net investment income                             1,922,542
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                             725,428
-----------------------------------------------------------
  Futures contracts                                  (2,962)
===========================================================
                                                    722,466
===========================================================
Change in net unrealized appreciation
  (depreciation) of investment securities          (416,603)
===========================================================
Net gain from investment securities and futures
  contracts                                         305,863
===========================================================
Net increase in net assets resulting from
  operations                                     $2,228,405
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

For the period August 30, 2002 (date operations commenced) through July 31, 2003

----------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                         $  1,922,542
----------------------------------------------------------------------------
  Net realized gain from investment securities and futures
    contracts                                                        722,466
----------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                           (416,603)
============================================================================
    Net increase in net assets resulting from operations           2,228,405
============================================================================
Distributions to shareholders from net investment income          (3,757,098)
----------------------------------------------------------------------------
Return of capital                                                    (68,668)
============================================================================
    Decrease in net assets resulting from distributions           (3,825,766)
============================================================================
Share transactions-net                                           339,077,343
============================================================================
    Net increase in net assets                                   337,479,982
============================================================================

NET ASSETS:

  Beginning of period                                                     --
============================================================================
  End of period                                                 $337,479,982
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

July 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Short Term Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eight separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers one class of shares. The Fund commenced operations on August 30, 2002. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income consistent with the preservation of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.40% of the Fund's average daily net assets. AIM has contractually agreed to waive and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items and increases in expenses due to expense offset arrangements, if any) of Class C shares to the extent necessary to limit the total annual fund operating expenses of Class C to 1.20%. To the extent that the annualized expense ratio does not exceed the contractual expense limitation, AIM will retain the ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the period August 30, 2002 (date operations commenced) through July 31, 2003, AIM waived fees of $761.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period August 30, 2002 (date operations commenced) through July 31, 2003, AIM was paid $45,890 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period August 30, 2002 (date operations commenced) through July 31, 2003, AFS retained $51,878 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") pursuant to which AIM Distributors serves as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class C shares (the "Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 1.00% of the Fund's average daily net assets of Class C shares. Of these amounts, the Fund may pay a service fee up to 0.25% of the average daily net assets of the Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the Fund. AIM Distributors has contractually agreed to waive 0.40% of the Rule 12b-1 plan fees on Class C shares. Pursuant to the Plan, for the period August 30, 2002 (date operations commenced) through July 31, 2003 the Class C shares paid $897,887 after AIM Distributors waived plan fees of $598,592.

    Contingent deferred sales charges ("CDSC") are not recorded as an expense of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period August 30, 2002 (date operations commenced) to July 31, 2003, AIM Distributors retained $5,546 from Class C shares for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

NOTE 3--INDIRECT EXPENSES

For the period August 30, 2002 (date operations commenced) through July 31, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,775 and reductions in custodian fees of $2,073 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $3,848.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

    During the period August 30, 2002 (date operations commenced) through July 31, 2003, the Fund paid legal fees of $1,750 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the period August 30, 2002 (date operations commenced) through July 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the period August 30, 2002 (date operations commenced) through July 31, 2003 was as follows:

                                          AUGUST 30, 2002
                                          (DATE OPERATIONS
                                           COMMENCED) TO
                                           JULY 31, 2003
----------------------------------------------------------
Distributions paid from ordinary
  income                                        $3,757,098
----------------------------------------------------------
Return of capital                                   68,668
==========================================================
Total distributions                             $3,825,766
__________________________________________________________
==========================================================


Tax Components of Net Assets:

As of July 31, 2003, the components of net assets on a tax basis were as follows:

Unrealized appreciation
  (depreciation) -- investments                $   (446,059)
-----------------------------------------------------------
Temporary book/tax differences                       (4,438)
-----------------------------------------------------------
Capital loss carryforward                           (20,292)
-----------------------------------------------------------
Post-October capital loss deferral                 (955,101)
-----------------------------------------------------------
Shares of beneficial interest                   338,905,872
===========================================================
Total net assets                               $337,479,982
___________________________________________________________
===========================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
July 31, 2011                                      $20,292
==========================================================
Total capital loss carryforward                    $20,292
__________________________________________________________
==========================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the period August 30, 2002 (date operations commenced) through July 31, 2003 was $485,301,832 and $139,376,489, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of July 31, 2003 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $ 2,345,827
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (2,791,886)
===========================================================
Net unrealized appreciation (depreciation)
  of investment securities                      $  (446,059)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $342,139,059.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of certain stock issuance costs, paydown gains (losses) and distributions in excess of income earnings and profits on July 31, 2003, undistributed net investment income was increased by $1,898,786, undistributed net realized gains (losses) decreased by $1,727,315 and shares of beneficial interest decreased by $171,471. This reclassification had no effect on the net assets of the Fund.

NOTE 9--SHARE INFORMATION

The Fund currently offers Class C shares. Class C shares are sold at net asset value. Under some circumstances, Class C shares are subject to CDSC.

                 CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------
                                         AUGUST 30, 2002
                                         (DATE OPERATIONS
                                          COMMENCED) TO
                                          JULY 31, 2003
                                   ----------------------------
                                     SHARES          AMOUNT
---------------------------------------------------------------
Sold                                50,609,851    $ 509,493,749
---------------------------------------------------------------
Issued as reinvestment of
  dividends                            317,302        3,197,003
---------------------------------------------------------------
Reacquired                         (17,239,232)    (173,613,409)
===============================================================
                                    33,687,921    $ 339,077,343
_______________________________________________________________
===============================================================

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding during the period August 30, 2002 (date operations commenced) through July 31, 2003.


                                                                    CLASS C
                                                               ----------------
                                                                AUGUST 30, 2002
                                                               (DATE OPERATIONS
                                                                 COMMENCED) TO
                                                                    JULY 31,
                                                                      2003
-------------------------------------------------------------------------------
Net asset value, beginning of period                               $  10.01
-------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                0.12(a)
-------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)               0.14
===============================================================================
    Total from investment operations                                   0.26
===============================================================================
Less distributions:
  Dividends from net investment income                                (0.25)
-------------------------------------------------------------------------------
  Return of capital                                                   (0.00)
===============================================================================
    Total distributions                                               (0.25)
===============================================================================
Net asset value, end of period                                     $  10.02
_______________________________________________________________________________
===============================================================================
Total return(b)                                                        2.58%
_______________________________________________________________________________
===============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $337,480
_______________________________________________________________________________
===============================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                     1.20%(c)
-------------------------------------------------------------------------------
  Without fee waivers                                                  1.60%(c)
===============================================================================
Ratio of net investment income to average net assets                   1.28%(c)
_______________________________________________________________________________
===============================================================================
Portfolio turnover rate(d)                                               88%
_______________________________________________________________________________
===============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $162,563,918.
(d)  Not annualized.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Total Return Bond Fund and the Board of Trustees of AIM Investment Securities Funds:



We have audited the accompanying statement of assets and liabilities of AIM Total Return Bond Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Total Return Bond Fund as of July 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                             -s- ERNST & YOUNG LLP
September 10, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS
-----------------------------------------------------------------------
July 31, 2003

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
BONDS & NOTES-52.11%

AEROSPACE & DEFENSE-0.63%

Lockheed Martin Corp.,
  Unsec. Gtd. Unsub. Notes, 7.25%, 05/15/06    $  150,000   $   168,018
-----------------------------------------------------------------------
  Series A, Medium Term Notes, 8.66%,
  11/30/06                                        225,000       258,930
-----------------------------------------------------------------------
Raytheon Co.,
  Notes, 6.75%, 08/15/07                           40,000        44,418
-----------------------------------------------------------------------
  Sr. Unsec. Notes, 6.30%, 03/15/05                75,000        79,682
=======================================================================
                                                                551,048
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.37%

Bank of New York Co., Inc. (The), Sub. Medium
  Term Notes, 7.17%, 03/24/28                     750,000       115,500
-----------------------------------------------------------------------
Bank of New York Institutional Capital Trust-
  Series A, Bonds, 7.78%, 12/01/26 (Acquired
  06/12/03; Cost $238,542)(a)(b)                  200,000       205,282
=======================================================================
                                                                320,782
=======================================================================

AUTOMOBILE MANUFACTURERS-0.64%

DaimlerChrysler N.A. Holding Corp.-Series D,
  Gtd. Medium Term Notes, 3.40%, 12/15/04         550,000       557,529
=======================================================================

BROADCASTING & CABLE TV-4.77%

Clear Channel Communications, Inc.,
  Sr. Unsec. Gtd. Notes, 8.00%, 11/01/08          500,000       563,125
-----------------------------------------------------------------------
  Sr. Unsec. Notes, 7.88%, 06/15/05               175,000       192,031
-----------------------------------------------------------------------
Comcast Cable Communications, Inc., Unsec.
  Unsub. Notes, 8.88%, 05/01/17                   400,000       489,868
-----------------------------------------------------------------------
Comcast Corp.,
  Sr. Unsec. Notes, 8.88%, 04/01/07               150,000       158,608
-----------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 10.50%, 06/15/06         200,000       238,000
-----------------------------------------------------------------------
Continental Cablevision, Inc., Sr. Unsec.
  Deb., 9.50%, 08/01/13                         1,100,000     1,274,691
-----------------------------------------------------------------------
Cox Communications, Inc.,
  Sr. Unsec. Putable Deb., 6.53%, 02/01/08        110,000       118,985
-----------------------------------------------------------------------
  Unsec. Notes, 4.63%, 06/01/13                   100,000        93,470
-----------------------------------------------------------------------
Cox Enterprises, Inc., Notes, 4.38%, 05/01/08
  (Acquired 04/14/03; Cost $249,838)(a)(b)        250,000       253,347
-----------------------------------------------------------------------
TCI Communications Financing III, Gtd. Bonds,
  9.65%, 03/31/27                                 300,000       343,455
-----------------------------------------------------------------------
TCI Communications, Inc., Medium Term Notes,
  8.35%, 02/15/05                                 350,000       375,424
-----------------------------------------------------------------------
Time Warner Inc., Unsec. Notes, 7.75%,
  06/15/05                                         50,000        54,665
=======================================================================
                                                              4,155,669
=======================================================================

CONSUMER FINANCE-3.96%

Capital One Bank-Series 4, Sr. Global Notes,
  6.50%, 07/30/04                                 125,000       129,844
-----------------------------------------------------------------------

-----------------------------------------------------------------------
                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
CONSUMER FINANCE-(CONTINUED)

Capital One Financial Corp., Sr. Unsec.
  Notes,
  7.25%, 12/01/03                              $  150,000   $   151,642
-----------------------------------------------------------------------
  7.25%, 05/01/06                                 675,000       716,344
-----------------------------------------------------------------------
  8.75%, 02/01/07                                 200,000       217,470
-----------------------------------------------------------------------
Ford Motor Credit Co.,
  Notes, 7.50%, 06/15/04                           75,000        78,077
-----------------------------------------------------------------------
  Unsec. Global Notes,
    6.70%, 07/16/04                               270,000       280,155
-----------------------------------------------------------------------
    6.88%, 02/01/06                               235,000       247,927
-----------------------------------------------------------------------
Household Finance Corp.,
  Global Notes, 6.38%, 11/27/12                   200,000       211,220
-----------------------------------------------------------------------
  Medium Term Notes, 3.38%, 02/21/06               50,000        50,521
-----------------------------------------------------------------------
  Sr. Unsec. Global Notes,
    6.50%, 01/24/06                               100,000       108,452
-----------------------------------------------------------------------
    7.63%, 05/17/32                               345,000       387,307
-----------------------------------------------------------------------
    8.00%, 05/09/05                               700,000       770,105
-----------------------------------------------------------------------
MBNA America Bank, N.A., Notes, 6.88%,
  07/15/04 (Acquired 12/04/02; Cost
  $104,633)(a)(b)                                 100,000       104,137
=======================================================================
                                                              3,453,201
=======================================================================

DISTILLERS & VINTNERS-0.27%

Diageo PLC (United Kingdom), Sr. Unsec. Gtd.
  Putable Notes, 7.45%, 04/15/05                  200,000       236,904
=======================================================================

DIVERSIFIED BANKS-5.28%

American Savings Bank, Notes, 6.63%, 02/15/06
  (Acquired 03/05/03; Cost $83,179)(a)(b)          75,000        80,295
-----------------------------------------------------------------------
Bank of America Corp.-Series B, Putable Sub.
  Medium Term Notes, 8.57%, 11/15/04              150,000       187,623
-----------------------------------------------------------------------
Bank One Corp., Sr. Unsec. Unsub. Global
  Notes, 7.63%, 08/01/05                          250,000       276,335
-----------------------------------------------------------------------
BankAmerica Capital II-Series 2, Jr. Unsec.
  Gtd. Sub. Notes, 8.00%, 12/15/26                150,000       156,622
-----------------------------------------------------------------------
BankAmerica Institutional Capital-Series B,
  Gtd. Bonds, 7.70%, 12/31/26 (Acquired
  06/18/03; Cost $235,760)(a)(b)                  200,000       206,738
-----------------------------------------------------------------------
Barnett Capital I, Gtd. Notes, 8.06%,
  12/01/26                                        175,000       188,883
-----------------------------------------------------------------------
Barnett Capital II, Gtd. Bonds, 7.95%,
  12/01/26                                        400,000       426,860
-----------------------------------------------------------------------
Centura Capital Trust I, Gtd. Notes, 8.85%,
  06/01/27 (Acquired 05/22/03; Cost
  $379,629)(a)(b)                                 300,000       323,826
-----------------------------------------------------------------------
Citicorp, Jr. Unsec. Sub. Notes, 6.38%,
  01/15/06                                        100,000       106,645
-----------------------------------------------------------------------
Comerica Inc., Sub. Notes, 4.80%, 05/01/15        100,000        94,101
-----------------------------------------------------------------------
Corporacion Andina de Fomento (Venezuela),
  Global Notes, 5.20%, 05/21/13                   350,000       331,905
-----------------------------------------------------------------------
  Unsec. Global Notes, 6.88%, 03/15/12            200,000       213,560
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

Danske Bank A/S (Denmark), Sub. Yankee Notes,
  6.38%, 06/15/08 (Acquired 08/30/02; Cost
  107,346)(a)(b)                               $  100,000   $   106,572
-----------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Notes,
  8.23%, 02/01/27                                 160,000       171,469
-----------------------------------------------------------------------
Golden State Bancorp. Inc., Sub. Deb.,
  10.00%, 10/01/06                                250,000       293,465
-----------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)-Series 1,
  Unsec. Sub. Floating Rate Euro Notes,
  1.25%, 06/29/49(c)                              300,000       238,363
-----------------------------------------------------------------------
NBD Bank N.A., Unsec. Putable Sub. Deb.,
  8.25%, 11/01/04                                 250,000       298,842
-----------------------------------------------------------------------
Royal Bank of Scotland Group PLC (United
  Kingdom), Sub. Yankee Notes, 4.70%,
  07/03/18                                        175,000       158,261
-----------------------------------------------------------------------
Santander Financial Issuances (Cayman
  Islands), Unsec. Gtd. Sub. Yankee Notes,
  7.00%, 04/01/06                                 100,000       110,588
-----------------------------------------------------------------------
Scotland International Finance No. 2 B.V.
  (Netherlands), Sub. Notes, 4.25%, 05/23/13
  (Acquired 05/20/03; Cost $199,500)(a)(b)        200,000       185,824
-----------------------------------------------------------------------
U.S. Bancorp-Series N, Sr. Medium Term Notes,
  2.75%, 03/30/06                                  50,000        50,219
-----------------------------------------------------------------------
U.S. Bank, N.A., Sub. Global Notes, 4.80%,
  04/15/15                                        300,000       283,644
-----------------------------------------------------------------------
Wells Fargo Financial, Inc., Global Notes,
  6.13%, 02/15/06                                 100,000       109,096
=======================================================================
                                                              4,599,736
=======================================================================

DIVERSIFIED CAPITAL MARKETS-0.54%

Chase Manhattan Corp., Sub. Deb., 7.88%,
  07/15/06                                        100,000       113,302
-----------------------------------------------------------------------
UBS Preferred Funding Trust I, Gtd. Global
  Bonds, 8.62%, 10/29/49                          300,000       361,263
=======================================================================
                                                                474,565
=======================================================================

ELECTRIC UTILITIES-4.64%

AmerenEnergy Generating Co.-Series C, Sr.
  Unsec. Global Notes, 7.75%, 11/01/05             50,000        54,869
-----------------------------------------------------------------------
American Electric Power Co., Inc., Sr. Unsec.
  Unsub. Notes, 5.25%, 06/01/15                   150,000       140,181
-----------------------------------------------------------------------
CenterPoint Energy, Inc.,
  Bonds, 6.85%, 06/01/15 (Acquired 05/21/03;
  Cost $499,790)(a)                               500,000       471,855
-----------------------------------------------------------------------
  Notes, 5.88%, 06/01/08 (Acquired 05/21/03;
  Cost $100,852))(a)                              100,000        98,009
-----------------------------------------------------------------------
Cinergy Corp., Unsec. Sub. Global Deb.,
  6.25%, 09/01/04                                 100,000       104,456
-----------------------------------------------------------------------
Duke Energy Corp.,
  Bonds, 6.45%, 10/15/32                           80,000        77,159
-----------------------------------------------------------------------
  First Mortgage Bonds, 3.75%, 03/05/08
  (Acquired 02/20/03; Cost $99,709)(a)(b)         100,000        99,772
-----------------------------------------------------------------------
Hydro-Quebec (Canada), Gtd. Floating Rate
  Euro Notes, 1.31%, 09/29/49(c)                  350,000       306,361
-----------------------------------------------------------------------
Kansas City Power & Light Co., Sr. Unsec.
  Notes, 7.13%, 12/15/05                          650,000       709,000
-----------------------------------------------------------------------

-----------------------------------------------------------------------
                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
ELECTRIC UTILITIES-(CONTINUED)

MidAmerican Energy Holdings Co., Sr. Unsec.
  Global Notes, 3.50%, 05/15/08                $  350,000   $   339,342
-----------------------------------------------------------------------
Niagara Mohawk Power Corp., First Mortgage
  Bonds, 8.00%, 06/01/04(d)                       210,000       219,824
-----------------------------------------------------------------------
Public Service Co. of Colorado, First
  Mortgage Bonds, 4.88%, 03/01/13 (Acquired
  03/07/03; Cost $139,796)(a)(b)                  140,000       136,151
-----------------------------------------------------------------------
Public Service Co. of New Mexico-Series A,
  Sr. Unsec. Notes, 7.10%, 08/01/05               270,000       295,369
-----------------------------------------------------------------------
South Carolina Electric & Gas Co., First
  Mortgage Bonds, 5.30%, 05/15/33                 150,000       132,696
-----------------------------------------------------------------------
Southern Power Co., Bonds, 4.88%, 07/15/15
  (Acquired 07/01/03; Cost $179,528)(a)(b)        180,000       165,764
-----------------------------------------------------------------------
TXU Corp.-Series B, Sr. Unsec. Notes, 6.38%,
  10/01/04(d)                                     100,000       105,182
-----------------------------------------------------------------------
Wisconsin Public Service Corp., Sr. Sec.
  Notes, 4.88%, 12/01/12                          500,000       494,960
-----------------------------------------------------------------------
Xcel Energy, Inc., Sr. Notes, 3.40%, 07/01/08
  (Acquired 06/19/03; Cost $99,807)(a)(b)         100,000        95,374
=======================================================================
                                                              4,046,324
=======================================================================

ENVIRONMENTAL SERVICES-0.18%

Waste Management, Inc., Unsec. Putable Notes,
  7.10%, 08/01/03                                 150,000       154,716
=======================================================================

GAS UTILITIES-0.63%

CenterPoint Energy Resources Corp., Unsec.
  Deb., 6.50%, 02/01/08                           200,000       208,358
-----------------------------------------------------------------------
Kinder Morgan, Inc., Sr. Unsec. Notes, 6.80%,
  03/01/08                                        250,000       275,787
-----------------------------------------------------------------------
MCN Corp., First Mortgage Bonds, 5.70%,
  03/15/33                                         75,000        69,562
=======================================================================
                                                                553,707
=======================================================================

HEALTH CARE FACILITIES-0.11%

HCA Inc., Notes, 6.25%, 02/15/13                  100,000        94,580
=======================================================================

HOMEBUILDING-0.61%

M.D.C. Holdings, Inc., Sr. Unsec. Gtd. Notes,
  5.50%, 05/15/13                                 400,000       377,092
-----------------------------------------------------------------------
Pulte Homes, Inc., Sr. Unsec. Notes, 6.38%,
  05/15/33                                        175,000       157,850
=======================================================================
                                                                534,942
=======================================================================

HOUSEWARES & SPECIALTIES-0.41%

American Greetings Corp., Unsec. Putable
  Notes, 6.10%, 08/01/08                          350,000       360,062
=======================================================================

HYPERMARKETS & SUPER CENTERS-0.16%

Wal-Mart Stores, Inc., Unsec. Deb., 8.50%,
  09/15/24                                        125,000       138,917
=======================================================================

INTEGRATED OIL & GAS-0.84%

Occidental Petroleum Corp.,
  Sr. Unsec. Notes,
    6.50%, 04/01/05                               250,000       266,697
-----------------------------------------------------------------------
    7.38%, 11/15/08                                60,000        68,047
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
INTEGRATED OIL & GAS-(CONTINUED)

Repsol International Finance B.V.
  (Netherlands), Unsec. Gtd. Global Notes,
  7.45%, 07/15/05                              $   30,000   $    32,896
-----------------------------------------------------------------------
TGT Pipeline LLC, Bonds, 5.20%, 06/01/18
  (Acquired 05/22/03; Cost $398,968)(a)(b)        400,000       365,656
=======================================================================
                                                                733,296
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-5.11%

British Telecommunications PLC (United
  Kingdom), Global Notes, 7.88%, 12/15/05         100,000       112,052
-----------------------------------------------------------------------
Deutsche Telekom International Finance B.V.
  (Netherlands), Unsec. Gtd. Unsub. Global
  Bonds, 8.25%, 06/15/05                          125,000       137,890
-----------------------------------------------------------------------
France Telecom S.A. (France), Sr. Unsec.
  Global Notes, 10.00%, 03/01/31                  250,000       314,053
-----------------------------------------------------------------------
GTE Hawaiian Telephone Co., Inc.-Series A,
  Unsec. Deb., 7.00%, 02/01/06                     75,000        82,698
-----------------------------------------------------------------------
New England Telephone & Telegraph Co., Sr.
  Unsec. Notes, 7.65%, 06/15/07                   150,000       169,556
-----------------------------------------------------------------------
SBC Communications Capital Corp.-Series D,
  Medium Term Notes, 7.11%, 08/14/06               85,000        96,449
-----------------------------------------------------------------------
Sprint Capital Corp.,
  Gtd. Global Notes, 5.88%, 05/01/04              300,000       307,152
-----------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes,
    6.00%, 01/15/07                               750,000       793,335
-----------------------------------------------------------------------
    7.13%, 01/30/06                                50,000        54,116
-----------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Global Notes,
  6.13%, 11/15/08                                 300,000       315,282
-----------------------------------------------------------------------
  Unsec. Gtd. Global Notes,
    7.90%, 03/15/05                               550,000       593,642
-----------------------------------------------------------------------
    8.75%, 03/15/32                               300,000       331,350
-----------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes, 7.50%,
  06/01/07                                        500,000       555,625
-----------------------------------------------------------------------
Verizon Global Funding Corp., Sr. Unsec.
  Unsub. Global Notes, 7.75%, 12/01/30            200,000       223,678
-----------------------------------------------------------------------
Verizon Pennsylvania Inc.-Series A, Global
  Notes, 5.65%, 11/15/11                          350,000       363,807
=======================================================================
                                                              4,450,685
=======================================================================

INVESTMENT BANKING & BROKERAGE-1.95%

Bear Stearns Cos. Inc. (The), Sr. Unsec.
  Global Notes, 3.00%, 03/30/06                    20,000        20,148
-----------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), Global
  Bonds, 7.63%, 08/17/05                          150,000       166,043
-----------------------------------------------------------------------
Goldman Sachs Group, L.P., Unsec. Notes,
  7.25%, 10/01/05 (Acquired 03/18/03; Cost
  $167,339)(a)(b)                                 150,000       164,490
-----------------------------------------------------------------------
Lehman Brothers Inc.,
  Sr. Sub. Deb., 11.63%, 05/15/05                 250,000       287,737
-----------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 7.63%, 06/01/06          150,000       169,410
-----------------------------------------------------------------------

-----------------------------------------------------------------------
                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE-(CONTINUED)

Merrill Lynch & Co., Inc.-Series B, Medium
  Term Notes, 4.54%, 03/08/05                  $  250,000   $   259,595
-----------------------------------------------------------------------
Morgan Stanley,
  Sr. Global Notes, 7.75%, 06/15/05               375,000       413,303
-----------------------------------------------------------------------
  Unsec. Notes, 6.30%, 01/15/06                   200,000       216,344
=======================================================================
                                                              1,697,070
=======================================================================

LIFE & HEALTH INSURANCE-0.40%

John Hancock Global Funding II, Notes, 5.00%,
  07/27/07 (Acquired 06/12/02; Cost
  $99,945)(a)(b)                                  100,000       104,683
-----------------------------------------------------------------------
Lincoln National Corp., Unsec. Deb., 9.13%,
  10/01/24                                        120,000       132,078
-----------------------------------------------------------------------
ReliaStar Financial Corp., Unsec. Notes,
  8.00%, 10/30/06                                 100,000       113,114
=======================================================================
                                                                349,875
=======================================================================

MOVIES & ENTERTAINMENT-0.80%

AOL Time Warner Inc., Sr. Unsec. Gtd. Unsub.
  Global Notes, 6.13%, 04/15/06                   400,000       430,432
-----------------------------------------------------------------------
Viacom Inc., Sr. Unsec. Gtd. Global Bonds,
  5.50%, 05/15/33                                 300,000       265,755
=======================================================================
                                                                696,187
=======================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.44%

Westar Energy, Inc., Sec. First Mortgage
  Global Bonds, 7.88%, 05/01/07                   350,000       385,875
=======================================================================

MUNICIPALITIES-0.41%

Illinois (State of); Unlimited Tax Pension
  Series 2003 GO, 5.10%, 06/01/33(e)              425,000       359,741
=======================================================================

OIL & GAS DRILLING-0.12%

R&B Falcon Corp.-Series B, Sr. Unsec. Notes,
  6.75%, 04/15/05                                 100,000       106,949
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.01%

Anadarko Petroleum Corp. (Canada), Unsec.
  Yankee Deb., 7.38%, 05/15/06                    250,000       280,075
-----------------------------------------------------------------------
Burlington Resources Finance Co. (Canada),
  Sr. Unsec. Gtd. Bonds, 7.20%, 08/15/31          150,000       165,915
-----------------------------------------------------------------------
Kern River Funding Corp., Sr. Gtd. Notes,
  4.89%, 04/30/18 (Acquired 05/20/03; Cost
  $154,842)(a)(b)                                 149,389       144,681
-----------------------------------------------------------------------
Kerr-McGee Corp., Unsec. Gtd. Global Notes,
  5.38%, 04/15/05                                 150,000       157,104
-----------------------------------------------------------------------
Louis Dreyfus Natural Gas Corp., Sr. Sub.
  Notes, 9.25%, 06/15/04                          125,000       131,966
=======================================================================
                                                                879,741
=======================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-0.18%

Petroleos Mexicanos (Mexico), Unsec. Gtd.
  Unsub. Global Notes, 6.50%, 02/01/05            150,000       158,438
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-7.63%

American General Finance Corp.-Series H,
  Medium Term Notes, 2.75%, 06/15/08           $  150,000   $   141,570
-----------------------------------------------------------------------
ASIF Global Financing XIX, Sec. Notes, 4.90%,
  01/17/13 (Acquired 01/08/03; Cost
  $199,374)(a)(b)                                 200,000       194,328
-----------------------------------------------------------------------
ASIF Global Financing XX, Sec. Notes, 2.65%,
  01/17/06 (Acquired 01/08/03; Cost
  $149,763)(a)(b)                                 150,000       151,061
-----------------------------------------------------------------------
Associates Corp. of North America, Sub. Deb.,
  8.15%, 08/01/09                                 375,000       440,573
-----------------------------------------------------------------------
Auburn Hills Trust, Unsec. Gtd. Deb., 12.38%,
  05/01/20                                        200,000       274,624
-----------------------------------------------------------------------
CIT Group Inc.,
  Sr. Floating Rate Medium Term Global Notes,
  2.35%, 11/25/03(f)                              100,000       100,172
-----------------------------------------------------------------------
  Sr. Global Notes, 7.13%, 10/15/04                40,000        42,488
-----------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes, 7.63%,
  08/16/05                                        175,000       192,267
-----------------------------------------------------------------------
Citigroup Capital II, Jr. Gtd. Sub. Bonds,
  7.75%, 12/01/36                                 350,000       369,796
-----------------------------------------------------------------------
Corestates Capital Trust I, Bonds, 8.00%,
  12/15/26 (Acquired 06/18/03; Cost
  $178,733)(a)(b)                                 150,000       162,419
-----------------------------------------------------------------------
FMR Corp., Bonds, 7.57%, 06/15/29 (Acquired
  05/01/02-07/25/02; Cost $218,028)(a)(b)         200,000       231,462
-----------------------------------------------------------------------
General Electric Capital Corp.,
  Gtd. Sub. Notes, 8.13%, 05/15/12                215,000       254,188
-----------------------------------------------------------------------
  Series A, Medium Term Global Notes,
    2.85%, 01/30/06                                25,000        25,320
-----------------------------------------------------------------------
    5.00%, 06/15/07                               200,000       211,550
-----------------------------------------------------------------------
    6.00%, 06/15/12                               100,000       105,042
-----------------------------------------------------------------------
    6.80%, 11/01/05                               400,000       438,528
-----------------------------------------------------------------------
General Motors Acceptance Corp.,
  Global Bonds, 8.00%, 11/01/31                   150,000       146,475
-----------------------------------------------------------------------
  Global Notes,
    4.50%, 07/15/06                               175,000       175,522
-----------------------------------------------------------------------
    5.13%, 05/09/08                               125,000       121,151
-----------------------------------------------------------------------
  Medium Term Notes,
    4.15%, 02/07/05                               550,000       556,188
-----------------------------------------------------------------------
    6.38%, 01/30/04                               150,000       153,309
-----------------------------------------------------------------------
Heller Financial, Inc.-Class A,
  Sr. Unsec. Global Notes, 8.00%, 06/15/05        400,000       441,768
-----------------------------------------------------------------------
  Unsec. Global Notes, 7.38%, 11/01/09             60,000        68,897
-----------------------------------------------------------------------
International Lease Finance Corp.,
  Global Notes, 2.95%, 05/23/06                   100,000        99,975
-----------------------------------------------------------------------
  Notes, 5.13%, 08/01/04                           50,000        51,746
-----------------------------------------------------------------------
Lehman Brothers Holdings Inc., Sr. Notes,
  8.75%, 03/15/05                                 250,000       275,230
-----------------------------------------------------------------------
NiSource Finance Corp., Bonds, 5.40%,
  07/15/14                                        250,000       242,058
-----------------------------------------------------------------------

-----------------------------------------------------------------------
                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Pemex Finance Ltd. (Cayman Islands)- Series
  1999-2, Class A1, Global Bonds, 9.69%,
  08/15/09                                     $  100,000   $   117,287
-----------------------------------------------------------------------
Pemex Project Funding Master Trust, Notes,
  7.38%, 12/15/14 (Acquired 05/28/03; Cost
  $275,348)(a)(b)                                 250,000       259,603
-----------------------------------------------------------------------
Regional Diversified Funding, Sr. Notes,
  9.25%, 03/15/30 (Acquired 01/10/03; Cost
  $165,305)(a)(b)                                 147,325       162,276
-----------------------------------------------------------------------
Washington Mutual Financial Corp., Sr. Unsec.
  Notes, 8.25%, 06/15/05                          400,000       444,112
=======================================================================
                                                              6,650,985
=======================================================================

PACKAGED FOODS & MEATS-0.34%

Kraft Foods Inc.,
  Global Notes,
    5.25%, 06/01/07                                60,000        63,015
-----------------------------------------------------------------------
    5.63%, 11/01/11                               100,000       101,082
-----------------------------------------------------------------------
    6.25%, 06/01/12                               125,000       131,204
=======================================================================
                                                                295,301
=======================================================================

PHARMACEUTICALS-0.06%

Lilly (Eli) & Co., Unsec. Unsub. Global
  Notes, 2.90%, 03/15/08                           50,000        48,828
=======================================================================

PUBLISHING-0.78%

News America Holdings, Sr. Unsec. Gtd. Deb.,
  7.70%, 10/30/25                                 200,000       218,280
-----------------------------------------------------------------------
News America Inc.,
  Bonds, 6.55%, 03/15/33
  (Acquired 03/04/03; Cost $199,578)(a)(b)        200,000       201,084
-----------------------------------------------------------------------
  Notes, 4.75%, 03/15/10 (Acquired 03/04/03;
  Cost $149,945)(a)(b)                            150,000       148,692
-----------------------------------------------------------------------
  Sr. Putable Deb., 6.75%, 01/09/10               100,000       107,962
=======================================================================
                                                                676,018
=======================================================================

REAL ESTATE-1.48%

EOP Operating L.P.,
  Sr. Unsec. Notes,
    6.50%, 06/15/04                               110,000       113,763
-----------------------------------------------------------------------
    7.25%, 06/15/28                               100,000       102,588
-----------------------------------------------------------------------
  Unsec. Gtd. Notes, 6.75%, 02/15/12               20,000        21,553
-----------------------------------------------------------------------
  Unsec. Notes, 8.38%, 03/15/06                   500,000       564,625
-----------------------------------------------------------------------
Simon Property Group, L.P., Notes, 5.45%,
  03/15/13 (Acquired 03/13/03; Cost
  $499,015)(a)(b)                                 500,000       488,545
=======================================================================
                                                              1,291,074
=======================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.50%

Dominion Resources, Inc.-Series F, Sr. Unsec.
  Putable Notes, 5.25%, 08/01/15                  450,000       432,081
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

REGIONAL BANKS-1.00%

Greater Bay Bancorp, Sr. Notes, 5.25%,
  03/31/08 (Acquired 03/19/03; Cost
  $494,580)(a)(b)                              $  500,000   $   492,520
-----------------------------------------------------------------------
KeyBank N.A., Sr. Notes, 4.10%, 06/30/05          100,000       103,480
-----------------------------------------------------------------------
Union Planters Bank, N.A., Unsec. Sub. Notes,
  6.50%, 03/15/08                                 250,000       271,595
=======================================================================
                                                                867,595
=======================================================================

SOVEREIGN DEBT-1.74%

Japan Bank for International Coop. (Japan),
  Unsec. Gtd. Euro Bonds, 6.50%, 10/06/05         100,000       108,750
-----------------------------------------------------------------------
New Brunswick (Province of) (Canada), Sec.
  Yankee Deb., 6.75%, 08/15/13                     60,000        69,378
-----------------------------------------------------------------------
United Mexican States (Mexico),
  Global Notes,
    4.63%, 10/08/08                               300,000       301,575
-----------------------------------------------------------------------
    6.63%, 03/03/15                               150,000       150,188
-----------------------------------------------------------------------
    7.50%, 04/08/33                               700,000       688,625
-----------------------------------------------------------------------
  Series A, Medium Term Global Notes,
  6.38%, 01/16/13                                 200,000       201,800
=======================================================================
                                                              1,520,316
=======================================================================

THRIFTS & MORTGAGE FINANCE-0.27%

Countrywide Home Loans, Inc.,
  Series J, Gtd. Medium Term Global Notes,
  5.50%, 08/01/06                                 125,000       133,683
-----------------------------------------------------------------------
  Series K, Medium Term Global Notes, 3.50%,
  12/19/05                                        100,000       101,613
=======================================================================
                                                                235,296
=======================================================================

TOBACCO-1.22%

Altria Group, Inc., Notes,
  6.80%, 12/01/03                                 950,000       960,688
-----------------------------------------------------------------------
  7.13%, 10/01/04                                 100,000       101,375
=======================================================================
                                                              1,062,063
=======================================================================

TRUCKING-0.52%

Roadway Corp., Sr. Sec. Gtd. Global Notes,
  8.25%, 12/01/08                                 400,000       449,136
=======================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.11%

AT&T Wireless Services Inc., Sr. Unsec.
  Unsub. Global Notes, 8.75%, 03/01/31            300,000       348,096
-----------------------------------------------------------------------
Cingular Wireless LLC, Sr. Unsec. Global
  Notes, 5.63%, 12/15/06                          150,000       163,430
-----------------------------------------------------------------------
TeleCorp PCS, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 10.63%, 07/15/10                  700,000       845,250
-----------------------------------------------------------------------
Tritel PCS Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 10.38%, 01/15/11                         400,000       487,000
=======================================================================
                                                              1,843,776
=======================================================================
    Total Bonds & Notes (Cost $45,898,225)                   45,423,008
=======================================================================

-----------------------------------------------------------------------
                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
ASSET-BACKED SECURITIES-1.02%

OTHER DIVERSIFIED FINANCIAL SERVICES-1.02%

Citicorp Lease-Series 1999-1,
  Class A1, Pass Through Ctfs., 7.22%,
  06/15/05 (Acquired 05/08/02-10/03/02; Cost
  $295,332)(a)(b)                              $  277,505   $   299,381
-----------------------------------------------------------------------
  Class A2, Pass Through Ctfs., 8.04%,
  12/15/19 (Acquired 08/20/02; Cost
  $166,614)(a)(b)                                 150,000       166,360
-----------------------------------------------------------------------
First Industrial Realty Trust, Inc., Pass
  Through Ctfs., 7.38%, 05/15/04 (Acquired
  02/06/03; Cost $104,850)(a)(b)                  100,000       103,611
-----------------------------------------------------------------------
Yorkshire Power (Cayman Islands)-Series
  2000-1, Pass Through Ctfs., 8.25%, 02/15/05
  (Acquired 06/19/03; Cost $327,087)(a)(b)        300,000       323,343
=======================================================================
                                                                892,695
=======================================================================
    Total Asset-Backed Securities (Cost
      $883,575)                                                 892,695
=======================================================================

U.S. GOVERNMENT AGENCY SECURITIES-36.58%

FEDERAL HOME LOAN BANK-1.41%

Unsec. Bonds,
  4.88%, 04/16/04 to 05/15/07                     650,000       684,685
-----------------------------------------------------------------------
  5.70%, 03/03/09                                 500,000       542,060
=======================================================================
                                                              1,226,745
=======================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-8.59%

Pass Through Ctfs.,
  6.00%, 08/01/14 to 10/01/32                   3,732,040     3,804,046
-----------------------------------------------------------------------
  5.50%, 05/01/16                                 619,622       631,695
-----------------------------------------------------------------------
  6.50%, 05/01/16 to 08/01/32                   1,108,148     1,142,949
-----------------------------------------------------------------------
  7.00%, 06/01/16 to 06/01/32                     508,488       533,795
-----------------------------------------------------------------------
  7.50%, 04/01/17 to 03/01/32                     796,350       846,877
-----------------------------------------------------------------------
Unsec. Notes,
  4.88%, 03/15/07                                 500,000       530,995
=======================================================================
                                                              7,490,357
=======================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-20.76%

Deb.,
  5.88%, 02/02/06                                 350,000       379,554
-----------------------------------------------------------------------
Pass Through Ctfs.,
  7.50%, 11/01/15 to 05/01/32                     148,373       157,406
-----------------------------------------------------------------------
  7.00%, 12/01/15 to 02/01/33                   2,657,635     2,788,924
-----------------------------------------------------------------------
  6.50%, 05/01/16 to 10/01/32                   4,223,198     4,349,508
-----------------------------------------------------------------------
  6.00%, 01/01/17 to 03/01/33                   4,154,543     4,219,458
-----------------------------------------------------------------------
  5.50%, 09/01/17                                 533,041       543,610
-----------------------------------------------------------------------
  8.00%, 08/01/21 to 04/01/32                   1,203,423     1,293,912
-----------------------------------------------------------------------
Pass Through Ctfs., TBA,(g)
  5.00%, 08/01/18                               1,542,000     1,542,649
-----------------------------------------------------------------------
  5.50%, 08/01/33                                 818,000       808,919
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-(CONTINUED)

Unsec. Bonds,
  6.63%, 11/15/30                              $   45,000   $    48,241
-----------------------------------------------------------------------
Unsec. Notes,
  5.25%, 06/15/06                                 300,000       322,104
-----------------------------------------------------------------------
  3.25%, 11/15/07                               1,200,000     1,190,820
-----------------------------------------------------------------------
Unsec. Sub. Notes,
  4.75%, 01/02/07                                 150,000       158,102
-----------------------------------------------------------------------
  5.25%, 08/01/12                                 300,000       298,500
=======================================================================
                                                             18,101,707
=======================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-5.16%

Pass Through Ctfs.,
  7.50%, 06/15/23 to 05/15/32                     695,965       741,747
-----------------------------------------------------------------------
  8.50%, 02/15/25                                  66,997        72,736
-----------------------------------------------------------------------
  8.00%, 08/15/25                                  25,476        27,592
-----------------------------------------------------------------------
  7.00%, 04/15/28 to 01/15/32                     795,809       835,605
-----------------------------------------------------------------------
  6.00%, 11/15/28 to 02/15/33                   1,560,920     1,591,195
-----------------------------------------------------------------------
  6.50%, 01/15/29 to 07/15/32                   1,187,376     1,229,313
=======================================================================
                                                              4,498,188
=======================================================================

TENNESSEE VALLEY AUTHORITY-0.66%

Unsec. Bonds,
  7.14%, 05/23/12                                 500,000       572,760
=======================================================================
    Total U.S. Government Agency Securities
      (Cost $32,025,968)                                     31,889,757
=======================================================================

-----------------------------------------------------------------------
                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
U.S. TREASURY SECURITIES-11.86%

U.S. TREASURY NOTES-9.11%

2.13%, 10/31/04                                $1,100,000   $ 1,110,483
-----------------------------------------------------------------------
1.50%, 07/31/05                                 1,000,000       994,220
-----------------------------------------------------------------------
6.50%, 10/15/06                                   100,000       112,234
-----------------------------------------------------------------------
4.75%, 11/15/08                                 1,700,000     1,805,723
-----------------------------------------------------------------------
5.00%, 02/15/11                                 1,000,000     1,056,090
-----------------------------------------------------------------------
3.88%, 02/15/13                                 3,000,000     2,862,180
=======================================================================
                                                              7,940,930
=======================================================================

U.S. TREASURY BONDS-2.75%

7.25%, 05/15/16                                   235,000       286,185
-----------------------------------------------------------------------
7.50%, 11/15/16                                 1,350,000     1,675,053
-----------------------------------------------------------------------
6.25%, 08/15/23                                   400,000       439,124
=======================================================================
                                                              2,400,362
=======================================================================
    Total U.S. Treasury Securities (Cost
      $10,618,805)                                           10,341,292
=======================================================================

                                                 SHARES

MONEY MARKET FUNDS-1.72%

STIC Liquid Assets Portfolio(h)                   750,113       750,113
-----------------------------------------------------------------------
STIC Prime Portfolio(h)                           750,113       750,113
=======================================================================
    Total Money Market Funds (Cost
      $1,500,226)                                             1,500,226
=======================================================================
TOTAL INVESTMENTS-103.29% (Cost $90,926,799)                 90,046,978
=======================================================================
OTHER ASSETS LESS LIABILITIES-(3.29%)                        (2,871,700)
=======================================================================
NET ASSETS-100.00%                                          $87,175,278
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Deb.    - Debentures
GO      - General Obligation Bonds
Gtd.    - Guaranteed
Jr.     - Junior
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 07/31/03 was $6,697,141, which represented 7.68% of the Fund's net assets. Unless otherwise indicated, these securities are not considered illiquid.
(b) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 07/31/03 was $6,127,277 which represented 7.03% of the Fund's net assets.
(c) Interest rates are redetermined semi-annually. Rates shown are rates in effect on 07/31/03.
(d) Principal and interest payments are secured by bond insurance provided by one of the following companies: Financial Security Assurance or MBIA Insurance Corp.
(e) Interest on this security is taxable income to the Fund.
(f) Interest rates are redetermined monthly. Rates shown are rates in effect on 07/31/03.
(g) Security purchased on forward commitment basis. These securities are subject to dollar roll transactions. See Note 1 Section C.
(h) The money market fund and the Fund are affiliated by having the same investment advisor.
See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------
July 31, 2003

ASSETS:

Investments, at market value (cost
  $89,426,573)                                  $88,546,752
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $1,500,226)                               1,500,226
-----------------------------------------------------------
Receivables for:
  Investments sold                                2,018,666
-----------------------------------------------------------
  Dividends and interest                          1,057,614
-----------------------------------------------------------
  Fund shares sold                                  179,558
-----------------------------------------------------------
  Due from advisor                                   18,620
-----------------------------------------------------------
Investment for deferred compensation plan             4,456
-----------------------------------------------------------
Other assets                                         14,881
===========================================================
     Total assets                                93,340,773
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                           5,677,505
-----------------------------------------------------------
  Fund shares reacquired                            339,280
-----------------------------------------------------------
  Dividends                                          22,523
-----------------------------------------------------------
  Deferred compensation plan                          4,456
-----------------------------------------------------------
Accrued distribution fees                            55,881
-----------------------------------------------------------
Accrued trustees' fees                                  791
-----------------------------------------------------------
Accrued transfer agent fees                          33,947
-----------------------------------------------------------
Accrued operating expenses                           31,112
===========================================================
     Total liabilities                            6,165,495
===========================================================
Net assets applicable to shares outstanding     $87,175,278
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                   $87,302,343
-----------------------------------------------------------
Undistributed net investment income                  (5,473)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities and futures contracts       758,229
-----------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities                            (879,821)
===========================================================
                                                $87,175,278
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                         $30,336,007
___________________________________________________________
===========================================================
Class B                                         $47,654,575
___________________________________________________________
===========================================================
Class C                                         $ 9,184,696
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           2,930,167
___________________________________________________________
===========================================================
Class B                                           4,602,982
___________________________________________________________
===========================================================
Class C                                             887,086
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     10.35
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $10.35 divided by
       95.25%)                                  $     10.87
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     10.35
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     10.35
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the year ended July 31, 2003

INVESTMENT INCOME:

Interest                                                      $ 2,469,189
-------------------------------------------------------------------------
Dividends from affiliated money market funds                       29,251
=========================================================================
    Total investment income                                     2,498,440
=========================================================================

EXPENSES:

Advisory fees                                                     306,590
-------------------------------------------------------------------------
Administrative services fees                                       50,000
-------------------------------------------------------------------------
Custodian fees                                                     30,361
-------------------------------------------------------------------------
Distribution fees -- Class A                                       73,324
-------------------------------------------------------------------------
Distribution fees -- Class B                                      335,706
-------------------------------------------------------------------------
Distribution fees -- Class C                                       67,977
-------------------------------------------------------------------------
Transfer agent fees                                               202,615
-------------------------------------------------------------------------
Trustees' fees                                                      8,875
-------------------------------------------------------------------------
Registration and filing fees                                       62,945
-------------------------------------------------------------------------
Other                                                              66,446
=========================================================================
    Total expenses                                              1,204,839
=========================================================================
Less: Fees waived and expenses paid indirectly                   (288,467)
=========================================================================
    Net expenses                                                  916,372
=========================================================================
Net investment income                                           1,582,068
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FUTURES CONTRACTS:

Net realized gain from:
  Investment securities                                         1,398,556
-------------------------------------------------------------------------
  Futures contracts                                                46,592
=========================================================================
                                                                1,445,148
=========================================================================
Change in net unrealized appreciation (depreciation) of
  investment securities                                        (1,022,343)
=========================================================================
Net gain from investment securities and futures contracts         422,805
=========================================================================
Net increase in net assets resulting from operations          $ 2,004,873
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

For the year ended July 31, 2003 and the period December 31, 2001
(Date operations commenced) to July 31, 2002

                                                                 2003           2002
----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 1,582,068    $   139,633
----------------------------------------------------------------------------------------
  Net realized gain from investment securities and futures
    contracts                                                   1,445,148         87,097
----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                      (1,022,343)       142,522
========================================================================================
    Net increase in net assets resulting from operations        2,004,873        369,252
========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (797,837)       (77,172)
----------------------------------------------------------------------------------------
  Class B                                                      (1,033,094)       (73,438)
----------------------------------------------------------------------------------------
  Class C                                                        (208,766)       (27,624)
========================================================================================
    Total distributions from net investment income             (2,039,697)      (178,234)
========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                         (29,369)            --
----------------------------------------------------------------------------------------
  Class B                                                         (47,717)            --
----------------------------------------------------------------------------------------
  Class C                                                          (8,496)            --
========================================================================================
    Total distributions from net realized gains                   (85,582)            --
========================================================================================
    Decrease in net assets resulting from distributions        (2,125,279)      (178,234)
========================================================================================
Share transactions-net:
  Class A                                                      21,104,305      9,251,803
----------------------------------------------------------------------------------------
  Class B                                                      33,005,431     14,591,873
----------------------------------------------------------------------------------------
  Class C                                                       6,138,256      3,012,998
========================================================================================
    Net increase in net assets resulting from share
     transactions                                              60,247,992     26,856,674
========================================================================================
    Net increase in net assets                                 60,127,586     27,047,692
========================================================================================

NET ASSETS:

  Beginning of year                                            27,047,692             --
========================================================================================
  End of year                                                 $87,175,278    $27,047,692
________________________________________________________________________________________
========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

July 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Total Return Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eight separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve maximum total return consistent with preservation of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. The Fund will segregate assets to cover its obligations under dollar roll transactions. The difference between the selling price and the future repurchase price is recorded as an adjustment to interest income.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

G. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $500 million of the Fund's average daily net assets, plus 0.45% on the next $500 million of the Fund's average daily net assets, plus 0.40% on the Fund's average daily net assets in excess of $1 billion. AIM Distributors has agreed to waive up to 0.10% of the Rule 12b-1 plan fees on Class A shares and AIM has contractually agreed to waive advisory fees and/or reimburse expenses for Class A, Class B and Class C shares to the extent necessary to limit total annual operating expenses of Class A shares to 1.25% and has voluntarily agreed to waive advisory fees and/or reimburse expenses of Class A, Class B and Class C shares to the extent necessary to limit total annual operating expenses of Class A shares to 1.00%. The expense limitations exclude interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items and increases in expenses due to expense offset arrangements, if any. Voluntary fee waivers or reimbursements may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers and reimbursements, to the extent that the annualized expense ratio does not exceed the contractual expense limit for the fiscal year, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended July 31, 2003, AIM waived fees of $266,097.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2003, AIM was paid $50,000 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2003, AFS retained $112,730 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the Fund may pay a service fee up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended July 31, 2003, the Class A, Class B and Class C shares paid AIM Distributors $52,374, $335,706 and $67,977, respectively after AIM Distributors waived Class A plan fees of $20,950.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2003, AIM Distributors retained $56,983 in front-end sales commissions from the sale of Class A shares and $0, $44 and $2,635 from Class A, Class B shares and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

NOTE 3--INDIRECT EXPENSES

For the year ended July 31, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,189 and reductions in custodian fees of $231 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $1,420.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

    During the year ended July 31, 2003, the Fund paid $2,694 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. The Fund did not borrow or lend under the facility during the year ended July 31, 2003.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the year ended July 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the year ended July 31, 2003 and the period December 31, 2001 (date operations commenced) through July 31, 2002 were as follows:

                                          2003         2002
-------------------------------------------------------------
Distributions paid from ordinary
  income                               $2,125,279    $178,234
_____________________________________________________________
=============================================================


Tax Components of Net Assets:

As of July 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                   $   758,523
-----------------------------------------------------------
Unrealized appreciation
  (depreciation) -- investments                    (880,115)
-----------------------------------------------------------
Temporary book/tax differences                       (5,473)
-----------------------------------------------------------
Shares of beneficial interest                    87,302,343
===========================================================
Total net assets                                $87,175,278
___________________________________________________________
===========================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended July 31, 2003 was $244,598,621 and $167,959,126, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                         $   844,346
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (1,724,461)
===========================================================
Net unrealized appreciation (depreciation)
  of investment securities                      $  (880,115)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $90,927,093.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of the utilization of a portion of the proceeds from redemptions as distributions for federal income tax purposes, stock issuance cost and paydown gains (losses) on July 31, 2003, undistributed net investment income was increased by $453,374, undistributed net realized gains decreased by $680,162 and shares of beneficial interest increased by $226,788. This reclassification had no effect on the net assets of the Fund.

NOTE 9--SHARE INFORMATION

The Fund currently offers three classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                           CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------
                                                                                               DECEMBER 31, 2001
                                                                                                (DATE OPERATIONS
                                                                                                 COMMENCED) TO
                                                                   YEAR ENDED 2003               JULY 31, 2002
                                                              --------------------------    ------------------------
                                                                SHARES         AMOUNT        SHARES        AMOUNT
--------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      3,675,553    $ 38,439,296      992,436    $10,034,790
--------------------------------------------------------------------------------------------------------------------
  Class B                                                      4,564,339      47,687,420    1,538,451     15,590,664
--------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,230,567      12,857,366      385,449      3,888,452
====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         72,052         755,569        7,294         73,755
--------------------------------------------------------------------------------------------------------------------
  Class B                                                         88,787         931,209        6,117         61,932
--------------------------------------------------------------------------------------------------------------------
  Class C                                                         18,930         198,523        2,532         25,581
====================================================================================================================
Automatic conversion of Class B shares to Class A shares*:
  Class A                                                         79,038         832,366           --             --
--------------------------------------------------------------------------------------------------------------------
  Class B                                                        (79,022)       (832,366)          --             --
====================================================================================================================
Reacquired:
  Class A                                                     (1,811,444)    (18,922,926)     (84,762)      (856,742)
--------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,411,242)    (14,780,832)    (104,448)    (1,060,723)
--------------------------------------------------------------------------------------------------------------------
  Class C                                                       (661,171)     (6,917,633)     (89,221)      (901,035)
====================================================================================================================
                                                               5,766,387    $ 60,247,992    2,653,848    $26,856,674
____________________________________________________________________________________________________________________
====================================================================================================================

* Prior to the year ended July 31, 2003, conversion of Class B shares to Class A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                           CLASS A
                                                              ----------------------------------
                                                                               DECEMBER 31, 2001
                                                                               (DATE OPERATIONS
                                                              YEAR ENDED         COMMENCED) TO
                                                               JULY 31,            JULY 31,
                                                                 2003                2002
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 10.19              $10.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.32(a)             0.18(a)
------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.26                0.23
================================================================================================
    Total from investment operations                              0.58                0.41
================================================================================================
Less distributions:
  Dividends from net investment income                           (0.40)              (0.22)
------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.02)                 --
================================================================================================
    Total distributions                                          (0.42)              (0.22)
================================================================================================
Net asset value, end of period                                 $ 10.35              $10.19
________________________________________________________________________________________________
================================================================================================
Total return(b)                                                   5.77%               4.09%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $30,336              $9,325
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.00%(c)            1.00%(d)
------------------------------------------------------------------------------------------------
  Without fee waivers                                             1.54%(c)            3.21%(d)
================================================================================================
Ratio of net investment income to average net assets              3.07%(c)            3.10%(d)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(e)                                         284%                215%
________________________________________________________________________________________________
================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $20,949,696.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                           CLASS B
                                                              ----------------------------------
                                                                               DECEMBER 31, 2001
                                                                               (DATE OPERATIONS
                                                              YEAR ENDED        COMMENCED) TO
                                                               JULY 31,            JULY 31,
                                                                 2003                2002
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 10.19              $ 10.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.24(a)              0.14(a)
------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.27                 0.22
================================================================================================
    Total from investment operations                              0.51                 0.36
================================================================================================
Less distributions:
  Dividends from net investment income                           (0.33)               (0.17)
------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.02)                  --
================================================================================================
    Total distributions                                          (0.35)               (0.17)
================================================================================================
Net asset value, end of period                                 $ 10.35              $ 10.19
________________________________________________________________________________________________
================================================================================================
Total return(b)                                                   4.98%                3.65%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $47,655              $14,678
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.75%(c)             1.75%(d)
------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.19%(c)             3.86%(d)
================================================================================================
Ratio of net investment income to average net assets              2.32%(c)             2.35%(d)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(e)                                         284%                 215%
________________________________________________________________________________________________
================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $33,570,591.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                           CLASS C
                                                              ----------------------------------
                                                                               DECEMBER 31, 2001
                                                                               (DATE OPERATIONS
                                                              YEAR ENDED        COMMENCED) TO
                                                               JULY 31,            JULY 31,
                                                                 2003                2002
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.19              $10.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.24(a)             0.14(a)
------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.27                0.22
================================================================================================
    Total from investment operations                              0.51                0.36
================================================================================================
Less distributions:
  Dividends from net investment income                           (0.33)              (0.17)
------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.02)                 --
================================================================================================
    Total distributions                                          (0.35)              (0.17)
================================================================================================
Net asset value, end of period                                  $10.35              $10.19
________________________________________________________________________________________________
================================================================================================
Total return(b)                                                   4.98%               3.65%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $9,185              $3,045
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.75%(c)            1.75%(d)
------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.19%(c)            3.86%(d)
================================================================================================
Ratio of net investment income to average net assets              2.32%(c)            2.35%(d)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(e)                                         284%                215%
________________________________________________________________________________________________
================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $6,797,674.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

FINANCIALS

SCHEDULE OF INVESTMENTS

January 31, 2004
(Unaudited)

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
BONDS & NOTES-90.16%

AEROSPACE & DEFENSE-1.63%

Armor Holdings, Inc., Sr. Sub. Notes, 8.25%,
  08/15/13 (Acquired 08/06/03; Cost
  $1,897,883)(a)                               $ 1,930,000   $    2,123,000
---------------------------------------------------------------------------
BE Aerospace, Inc., Sr. Unsec. Notes, 8.50%,
  10/01/10 (Acquired 10/02/03; Cost
  $600,000)(a)                                     600,000          651,000
---------------------------------------------------------------------------
DRS Technologies, Inc., Sr. Sub. Notes,
  6.88%, 11/01/13 (Acquired 10/16/03; Cost
  $1,815,000)(a)                                 1,815,000        1,878,525
---------------------------------------------------------------------------
Hexcel Corp., Sr. Unsec. Sub. Notes, 9.75%,
  01/15/09                                      10,790,000       11,356,475
---------------------------------------------------------------------------
L-3 Communications Corp., Sr. Sub. Notes,
  6.13%, 01/15/14 (Acquired 12/16/03; Cost
  $6,787,557)(a)(b)                              6,915,000        6,915,000
---------------------------------------------------------------------------
Orbital Sciences Corp.-Series B, Sr. Global
  Notes, 9.00%, 07/15/11                         1,880,000        2,030,400
===========================================================================
                                                                 24,954,400
===========================================================================

AIRLINES-1.80%

Continental Airlines, Inc., Notes, 8.00%,
  12/15/05                                       4,575,000        4,460,625
---------------------------------------------------------------------------
Delta Air Lines, Inc.,
  Unsec. Notes, 7.90%, 12/15/09                 11,985,000        9,588,000
---------------------------------------------------------------------------
  Series C, Medium Term Notes, 6.65%,
  03/15/04                                       4,415,000        4,437,075
---------------------------------------------------------------------------
Northwest Airlines Inc.,
  Sr. Unsec. Gtd. Notes, 8.88%, 06/01/06         5,095,000        4,840,250
---------------------------------------------------------------------------
  Unsec. Gtd. Unsub. Notes, 8.52%, 04/07/04      4,255,000        4,276,275
===========================================================================
                                                                 27,602,225
===========================================================================

ALTERNATIVE CARRIERS-0.16%

Block Communications, Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 9.25%, 04/15/09             2,250,000        2,458,125
===========================================================================

APPAREL RETAIL-0.17%

Mothers Work, Inc., Sr. Unsec. Gtd. Notes,
  11.25%, 08/01/10                               2,405,000        2,633,475
===========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.46%

Warnaco Inc., Sr. Notes, 8.88%, 06/15/13
  (Acquired 06/05/03-07/07/03; Cost
  $3,797,400)(a)                                 3,725,000        3,967,125
---------------------------------------------------------------------------
William Carter Co. (The)-Series B, Sr. Unsec.
  Gtd. Sub. Global Notes, 10.88%, 08/15/11       2,675,000        3,129,750
===========================================================================
                                                                  7,096,875
===========================================================================

---------------------------------------------------------------------------
                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE

AUTO PARTS & EQUIPMENT-1.36%

Collins & Aikman Products Co., Sr. Unsec.
  Gtd. Global Notes, 10.75%, 12/31/11          $ 1,145,000   $    1,139,275
---------------------------------------------------------------------------
Dana Corp., Unsec. Global Notes, 10.13%,
  03/15/10                                       1,800,000        2,079,000
---------------------------------------------------------------------------
Dura Operating Corp., Sr. Notes, 8.63%,
  04/15/12 (Acquired 10/29/03; Cost
  $1,850,000)(a)                                 1,850,000        1,988,750
---------------------------------------------------------------------------
Key Plastics Holdings, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 10.25%, 03/15/07
  (Acquired 03/20/97-09/24/99; Cost
  $25,988,502)(a)(b)(c)(d)                      26,310,000           65,775
---------------------------------------------------------------------------
Metaldyne Corp., Sr. Unsec. Gtd. Notes,
  10.00%, 11/01/13 (Acquired 10/20/03; Cost
  $2,270,000)(a)                                 2,270,000        2,349,450
---------------------------------------------------------------------------
Tenneco Automotive Inc.
  Series B, Sr. Sec. Second Lien Global
  Notes, 10.25%, 07/15/13                        2,920,000        3,401,800
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Notes, 11.63%,
  10/15/09                                       4,646,000        5,040,910
---------------------------------------------------------------------------
TRW Automotive Inc., Sr. Global Notes, 9.38%,
  02/15/13                                       4,180,000        4,765,200
===========================================================================
                                                                 20,830,160
===========================================================================

BROADCASTING & CABLE TV-11.77%

Adelphia Communications Corp.,
  Sr. Unsec. Notes, 10.88%, 10/01/10
  (Acquired 09/15/00-12/10/03; Cost
  $17,934,068)(c)                               21,785,000       21,948,387
---------------------------------------------------------------------------
  9.50%, 03/01/05(c)                               925,000          996,687
---------------------------------------------------------------------------
  Series B, Sr. Unsec. Notes, 9.88%, 03/01/07
  (Acquired 08/21/00-12/19/00; Cost
  $3,987,163)(c)                                 4,220,000        4,251,650
---------------------------------------------------------------------------
Allbritton Communications Co., Sr. Unsec.
  Sub. Global Notes, 7.75%, 12/15/12             1,865,000        1,962,912
---------------------------------------------------------------------------
Avalon Cable LLC, Sr. Notes, 11.88%, 12/01/08    5,759,489        6,105,059
---------------------------------------------------------------------------
Charter Communications Holdings, LLC/Charter
  Communications Holdings Capital Corp., Sr.
  Unsec. Sub. Disc. Notes, 9.92%, 04/01/11(e)    9,515,000        8,373,200
---------------------------------------------------------------------------
  Sr. Unsec. Sub. Global Notes, 11.13%,
  01/15/11                                      18,230,000       17,227,350
---------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes, 8.25%, 04/01/07       1,500,000        1,417,500
---------------------------------------------------------------------------
Comcast UK Cable Partners Ltd. (Bermuda), Sr.
  Unsec. Yankee Deb., 11.20%, 11/15/07          14,660,000       14,733,300
---------------------------------------------------------------------------
DIRECTV Holdings LLC/ DIRECTV Financing Co.,
  Inc., Sr. Unsec. Gtd. Global Notes, 8.38%,
  03/15/13                                       7,795,000        8,905,787
---------------------------------------------------------------------------
EchoStar DBS Corp., Sr. Unsec. Gtd. Global
  Notes, 9.13%, 01/15/09                           975,000        1,106,625
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
BROADCASTING & CABLE TV-(CONTINUED)

Granite Broadcasting Corp., Sr. Sec. Notes,
  9.75%, 12/01/10 (Acquired
  12/08/03-12/12/03; Cost $4,565,449)(a)(b)    $ 4,620,000   $    4,620,000
---------------------------------------------------------------------------
Knology, Inc., Sr. Unsec. PIK Notes, 12.00%,
  11/30/09 (Acquired 01/06/98-01/07/04; Cost
  $21,845,530)(a)                               15,436,359       15,706,495
---------------------------------------------------------------------------
Mediacom Broadband LLC, Sr. Unsec. Gtd.
  Global Notes, 11.00%, 07/15/13                 7,410,000        8,262,150
---------------------------------------------------------------------------
Nextmedia Operating Inc., Sr. Unsec. Gtd.
  Sub. Notes, 10.75%, 07/01/11                   1,930,000        2,195,375
---------------------------------------------------------------------------
Paxson Communications Corp.,
  Sr. Unsec. Gtd. Disc. Sub. Global Notes,
  12.25%, 01/15/09(e)                            1,000,000          885,000
---------------------------------------------------------------------------
Pegasus Communications Corp.
  Series B, Sr. Notes, 9.63%, 10/15/05           3,535,000        3,517,325
---------------------------------------------------------------------------
  Series B, Sr. Unsec. Notes, 12.50%,
  08/01/07                                      11,960,000       12,139,400
---------------------------------------------------------------------------
Renaissance Media Group LLC, Sr. Unsec. Gtd.
  Notes, 10.00%, 04/15/08                        3,498,000        3,672,900
---------------------------------------------------------------------------
Salem Communications Holding Corp.-Series B,
  Sr. Unsec. Gtd. Sub. Global Notes, 9.00%,
  07/01/11                                       5,495,000        6,113,187
---------------------------------------------------------------------------
Spanish Broadcasting System, Inc., Sr. Unsec.
  Gtd. Sub. Global Notes, 9.63%, 11/01/09        4,669,000        5,013,339
---------------------------------------------------------------------------
Telewest Communications PLC (Broadcasting-
  Television, Radio & Cable), Sr. Unsec.
  Global Deb., 11.00%, 10/01/07(c)              16,370,000       12,195,650
---------------------------------------------------------------------------
XM Satellite Radio Inc., Sr. Sec. Global
  Notes, 12.00%, 06/15/10                       16,135,000       18,474,575
---------------------------------------------------------------------------
Young Broadcasting Inc., Sr. Sub. Gtd. Global
  Notes, 10.00%, 03/01/11                          735,000          797,475
===========================================================================
                                                                180,621,328
===========================================================================

BUILDING PRODUCTS-0.38%

Building Materials Corp., Sr. Unsec. Gtd.
  Notes, 8.00%, 12/01/08                         5,800,000        5,771,000
===========================================================================

CASINOS & GAMING-1.27%

Caesars Entertainment, Inc., Sr. Unsec. Sub.
  Global Notes, 8.13%, 05/15/11                  3,615,000        4,121,100
---------------------------------------------------------------------------
Herbst Gaming, Inc.-Series B, Sr. Sec. Global
  Notes, 10.75%, 09/01/08                        4,745,000        5,397,437
---------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, Sr. Unsec.
  Gtd. Sub. Global Notes, 8.00%, 04/01/12          910,000        1,003,275
---------------------------------------------------------------------------
Penn National Gaming, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Global Notes, 11.13%,
  03/01/08                                       2,230,000        2,531,050
---------------------------------------------------------------------------
Poster Financial Group Inc., Sr. Sec. Notes,
  8.75%, 12/01/11 (Acquired
  11/18/03-11/19/03; Cost $1,873,125)(a)         1,850,000        1,947,125
---------------------------------------------------------------------------
Venetian Casino Resort, LLC, Sec. Gtd.
  Mortgage Global Notes, 11.00%, 06/15/10        3,905,000        4,490,750
===========================================================================
                                                                 19,490,737
===========================================================================

---------------------------------------------------------------------------
                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE

COMMODITY CHEMICALS-1.31%

Equistar Chemicals L.P./Equistar Funding
  Corp., Sr. Unsec. Gtd. Global Notes,
  10.13%, 09/01/08                             $11,000,000   $   12,045,000
---------------------------------------------------------------------------
ISP Chemco Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Global Notes, 10.25%, 07/01/11            3,840,000        4,281,600
---------------------------------------------------------------------------
Lyondell Chemical Co.-Series B, Sr. Sec. Gtd.
  Notes, 9.88%, 05/01/07                         1,000,000        1,025,000
---------------------------------------------------------------------------
Methanex Corp. (Canada), Sr. Unsec. Notes,
  8.75%, 08/15/12                                2,420,000        2,740,650
===========================================================================
                                                                 20,092,250
===========================================================================

COMMUNICATIONS EQUIPMENT-0.94%

Corning Inc., Unsec. Deb., 6.75%, 09/15/13       2,310,000        2,402,400
---------------------------------------------------------------------------
Lucent Technologies Inc.,
  Unsec. Unsub. Global Deb., 6.45%, 03/15/29     7,515,000        6,368,962
---------------------------------------------------------------------------
  Unsec. Unsub. Notes, 7.25%, 07/15/06           1,835,000        1,910,694
---------------------------------------------------------------------------
Nortel Network Ltd. (Canada), Sr. Global
  Notes, 6.13%, 02/15/06                         3,605,000        3,767,225
===========================================================================
                                                                 14,449,281
===========================================================================

CONSTRUCTION & ENGINEERING-0.10%

Schuff Steel Co., Sr. Unsec. Gtd. Notes,
  10.50%, 06/01/08                               2,120,000        1,590,000
===========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.19%

Case New Holland Inc., Sr. Notes, 9.25%,
  08/01/11 (Acquired 07/29/03-08/18/03; Cost
  $5,632,776)(a)                                 5,695,000        6,492,300
---------------------------------------------------------------------------
Terex Corp., Sr. Unsec. Gtd. Sub. Global
  Notes, 9.25%, 07/15/11                         9,185,000       10,195,350
---------------------------------------------------------------------------
Wabtec Corp., Sr. Unsec. Gtd. Global Notes,
  6.88%, 07/31/13                                1,545,000        1,653,150
===========================================================================
                                                                 18,340,800
===========================================================================

CONSUMER FINANCE-0.32%

Dollar Financial Group, Inc., Sr. Gtd. Notes,
  9.75%, 11/15/11 (Acquired 11/07/03; Cost
  $4,615,000)(a)                                 4,615,000        4,914,975
===========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.11%

Iron Mountain Inc., Sr. Unsec. Gtd. Sub.
  Notes, 6.63%, 01/01/16                         1,660,000        1,622,650
===========================================================================

DEPARTMENT STORES-0.58%

JC Penney Co. Inc., Sr. Unsec. Notes, 8.00%,
  03/01/10                                       7,760,000        8,885,200
===========================================================================

DISTILLERS & VINTNERS-0.09%

Constellation Brands, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 8.13%, 01/15/12        1,220,000        1,342,000
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

DIVERSIFIED CHEMICALS-0.10%

FMC Corp., Sr. Sec. Global Notes, 10.25%,
  11/01/09                                     $ 1,295,000   $    1,537,812
===========================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.26%

Corrections Corp. of America, Sr. Notes,
  7.50%, 05/01/11                                1,000,000        1,057,500
---------------------------------------------------------------------------
Geo Group Inc. (The), Sr. Unsec. Global
  Notes, 8.25%, 07/15/13                         2,820,000        3,045,600
---------------------------------------------------------------------------
United Rentals (North America), Inc.,
  Sr. Sub. Notes, 7.75%, 11/15/13 (Acquired
  10/28/03; Cost $5,445,000)(a)                  5,445,000        5,553,900
---------------------------------------------------------------------------
  Series B, Sr. Unsec. Gtd. Global Notes,
  10.75%, 04/15/08                               5,455,000        6,300,525
---------------------------------------------------------------------------
  Series B, Sr. Unsec. Gtd. Notes, 10.75%,
  04/15/08                                       2,925,000        3,378,375
===========================================================================
                                                                 19,335,900
===========================================================================

DIVERSIFIED METALS & MINING-0.12%

Massey Energy Co., Sr. Notes, 6.63%, 11/15/10
  (Acquired 11/05/03; Cost $1,850,000)(a)        1,850,000        1,905,500
===========================================================================

DRUG RETAIL-0.76%

Rite Aid Corp., Sr. Global Notes, 9.25%,
  06/01/13                                      10,610,000       11,671,000
===========================================================================

ELECTRIC UTILITIES-2.95%

Allegheny Energy Supply Co., LLC, Unsec.
  Global Notes, 7.80%, 03/15/11                  3,680,000        3,661,600
---------------------------------------------------------------------------
Alliant Energy Resources, Inc., Sr. Unsec.
  Gtd. Conv. Global PHONES, 2.50%, 02/15/30         76,000        2,726,500
---------------------------------------------------------------------------
CMS Energy Corp., Sr. Notes, 7.75%, 08/01/10
  (Acquired 07/09/03; Cost $1,376,419)(a)        1,395,000        1,471,725
---------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes, 8.90%, 07/15/08       4,140,000        4,554,000
---------------------------------------------------------------------------
Dynegy Holdings Inc., Sr. Sec. Gtd. Second
  Priority Notes, 10.13%, 07/15/13 (Acquired
  08/01/03-08/21/03; Cost $8,084,832)(a)         8,130,000        9,197,062
---------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes, 8.75%, 02/15/12       1,935,000        1,964,025
---------------------------------------------------------------------------
LSP Energy L.P./LSP Batesville Funding Corp.-
  Series C, Sr. Sec. Bonds, 7.16%, 01/15/14      3,922,750        3,966,018
---------------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Global
  Notes, 13.50%, 07/15/08                        6,950,000        7,419,125
---------------------------------------------------------------------------
Niagara Mohawk Power Corp., First Mortgage
  Bonds, 9.75%, 11/01/05                         3,200,000        3,624,704
---------------------------------------------------------------------------
Orion Power Holdings, Inc., Sr. Unsec. Global
  Notes, 12.00%, 05/01/10                        2,905,000        3,660,300
---------------------------------------------------------------------------
PG&E Corp., Sr. Sec. Notes, 6.88%, 07/15/08
  (Acquired 06/27/03; Cost $1,735,000)(a)        1,735,000        1,883,325
---------------------------------------------------------------------------
PSE&G Energy Holdings LLC, Unsec. Global
  Notes, 7.75%, 04/16/07                         1,000,000        1,075,000
===========================================================================
                                                                 45,203,384
===========================================================================

---------------------------------------------------------------------------
                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE

ELECTRICAL COMPONENTS & EQUIPMENT-1.12%

Midwest Generation LLC-Series B., Global Pass
  Through Ctfs., 8.56%, 01/02/16               $12,890,000   $   14,114,550
---------------------------------------------------------------------------
Thomas & Betts Corp., Sr. Unsec. Notes,
  7.25%, 06/01/13                                2,885,000        3,115,800
===========================================================================
                                                                 17,230,350
===========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.03%

Communications & Power Industries, Inc., Sr.
  Sub. Notes, 8.00%, 02/01/12 (Acquired
  01/15/04; Cost $500,000)(a)(b)                   500,000          517,500
===========================================================================

ELECTRONIC MANUFACTURING SERVICES-0.51%

Flextronics International Ltd. (Singapore),
  Sr. Sub. Global Notes, 6.50%, 05/15/13         2,000,000        2,090,000
---------------------------------------------------------------------------
Sanmina-SCI Corp., Sr. Sec. Gtd. Global
  Notes, 10.38%, 01/15/10                        4,830,000        5,699,400
===========================================================================
                                                                  7,789,400
===========================================================================

ENVIRONMENTAL SERVICES-0.88%

Allied Waste North America, Inc., Sr. Notes,
  7.88%, 04/15/13                                1,390,000        1,522,050
---------------------------------------------------------------------------
  Series B, Sr. Gtd. Global Notes, 8.88%,
  04/01/08                                         850,000          954,125
---------------------------------------------------------------------------
  Series B, Sr. Sec. Gtd. Sub. Global Notes,
  8.50%, 12/01/08                                8,620,000        9,675,950
---------------------------------------------------------------------------
Synagro Technologies, Inc., Sr. Unsec. Sub.
  Global Notes, 9.50%, 04/01/09                  1,280,000        1,420,800
===========================================================================
                                                                 13,572,925
===========================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.69%

IMC Global Inc., Sr. Notes, 10.88%, 08/01/13
  (Acquired 07/18/03-08/20/03; Cost
  $6,940,553)(a)                                 7,045,000        8,841,475
---------------------------------------------------------------------------
  Series B, Sr. Unsec. Gtd. Global Notes,
  11.25%, 06/01/11                               1,450,000        1,747,250
===========================================================================
                                                                 10,588,725
===========================================================================

FOOD DISTRIBUTORS-0.10%

Pinnacle Foods Holding Corp., Sr. Sub. Notes,
  8.25%, 12/01/13 (Acquired 11/20/03; Cost
  $1,385,000)(a)                                 1,385,000        1,475,025
===========================================================================

FOOD RETAIL-0.84%

Ahold Finance USA, Inc., Sr. Unsec. Gtd.
  Unsub. Notes, 8.25%, 07/15/10                  4,630,000        5,116,150
---------------------------------------------------------------------------
  Series 2001, Class A-1, Gtd. Pass Through
  Ctfs., 7.82%, 01/02/20                         7,371,962        7,703,700
===========================================================================
                                                                 12,819,850
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

FOREST PRODUCTS-0.10%

Millar Western Forest Products Ltd. (Canada),
  Sr. Notes, 7.75%, 11/15/13 (Acquired
  11/20/03; Cost $1,385,000)(a)                $ 1,385,000   $    1,478,487
===========================================================================

GAS UTILITIES-0.47%

Northwest Pipelines Corp., Unsec. Deb. 6.63%,
  12/01/07                                       1,500,000        1,582,500
---------------------------------------------------------------------------
SEMCO Energy, Inc.,
  Sr. Global Notes, 7.75%, 05/15/13              1,890,000        2,032,544
---------------------------------------------------------------------------
  Sr. Unsec. Global Notes, 7.13%, 05/15/08       1,885,000        1,988,675
---------------------------------------------------------------------------
Southern Natural Gas Co., Sr. Unsec. Global
  Notes, 8.88%, 03/15/10                         1,450,000        1,633,062
===========================================================================
                                                                  7,236,781
===========================================================================

GENERAL MERCHANDISE STORES-0.71%

Couche-Tard US L.P./Couche-Tard Finance
  Corp., Sr. Sub. Notes, 7.50%, 12/15/13
  (Acquired 12/11/03; Cost $2,300,000(a)(b))     2,300,000        2,472,500
---------------------------------------------------------------------------
Pantry, Inc. (The), Sr. Unsec. Gtd. Sub.
  Notes, 10.25%, 10/15/07                        8,100,000        8,424,000
===========================================================================
                                                                 10,896,500
===========================================================================

HEALTH CARE DISTRIBUTORS-0.43%

AmerisourceBergen Corp., Sr. Unsec. Gtd.
  Global Notes, 7.25%, 11/15/12                  4,130,000        4,439,750
---------------------------------------------------------------------------
National Nephrology Associates, Inc., Sr.
  Sub. Notes, 9.00%, 11/01/11 (Acquired
  10/16/03; Cost $910,000)(a)                      910,000          948,675
---------------------------------------------------------------------------
Rotech Healthcare Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 9.50%, 04/01/12                  1,150,000        1,219,000
===========================================================================
                                                                  6,607,425
===========================================================================

HEALTH CARE EQUIPMENT-0.67%

Medex, Inc., Sr. Sub. Notes, 8.88%, 05/15/13
  (Acquired 05/14/03-08/05/03; Cost
  $4,238,900)(a)                                 4,125,000        4,506,562
---------------------------------------------------------------------------
MedQuest Inc.-Series B, Sr. Unsec. Gtd. Sub.
  Notes, 11.88%, 08/15/12                        2,880,000        3,225,600
---------------------------------------------------------------------------
Vicar Operating, Inc., Sr. Unsec. Gtd. Notes,
  9.88%, 12/01/09                                2,300,000        2,547,250
===========================================================================
                                                                 10,279,412
===========================================================================

HEALTH CARE FACILITIES-1.70%

Alderwoods Group, Inc., Sr. Unsec. Gtd.
  Bonds, 12.25%, 01/02/09                        2,140,000        2,407,500
---------------------------------------------------------------------------
Ardent Health Services, LLC, Sr. Sub. Notes,
  10.00%, 08/15/13 (Acquired 08/07/03; Cost
  $1,930,000)(a)                                 1,930,000        2,142,300
---------------------------------------------------------------------------
Genesis HealthCare Corp., Sr. Sub. Notes,
  8.00%, 10/15/13 (Acquired 10/23/03; Cost
  $1,815,000)(a)                                 1,815,000        1,923,900
---------------------------------------------------------------------------
Hanger Orthopedic Group, Inc., Sr. Unsec.
  Gtd. Global Notes, 10.38%, 02/15/09            1,920,000        2,198,400
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
HEALTH CARE FACILITIES-(CONTINUED)

Triad Hospitals, Inc., Sr. Sub. Notes, 7.00%,
  11/15/13 (Acquired 11/06/03; Cost
  $9,200,000)(a)                               $ 9,200,000   $    9,568,000
---------------------------------------------------------------------------
United Surgical Partners International, Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes, 10.00%,
  12/15/11                                       6,840,000        7,866,000
===========================================================================
                                                                 26,106,100
===========================================================================

HEALTH CARE SERVICES-0.26%

Quintiles Transnational Corp., Sr. Sub.
  Notes, 10.00%, 10/01/13 (Acquired 09/12/03;
  Cost $3,750,000)(a)                            3,750,000        3,993,750
===========================================================================

HEALTH CARE SUPPLIES-1.14%

Advanced Medical Optics, Inc., Sr. Unsec.
  Gtd. Sub. Global Notes, 9.25%, 07/15/10        1,386,000        1,545,390
---------------------------------------------------------------------------
DJ Orthopedics LLC/DJ Orthopedics Capital
  Corp., Sr. Unsec. Gtd. Sub. Notes, 12.63%,
  06/15/09                                       5,765,000        6,399,150
---------------------------------------------------------------------------
Fisher Scientific International Inc., Sr.
  Unsec. Sub. Global Notes, 8.13%, 05/01/12      8,790,000        9,504,187
===========================================================================
                                                                 17,448,727
===========================================================================

HOME FURNISHINGS-0.12%

Interface, Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 9.50%, 02/01/14 (Acquired
  01/27/04; Cost $1,840,000)(a)(b)               1,840,000        1,835,400
===========================================================================

HOMEBUILDING-1.20%

Beazer Homes USA, Inc., Sr. Unsec. Gtd.
  Global Notes, 8.38%, 04/15/12                  3,775,000        4,228,000
---------------------------------------------------------------------------
Schuler Homes, Inc. Sr. Unsec. Gtd. Sub.
  Global Notes, 10.50%, 07/15/11                 3,000,000        3,495,000
---------------------------------------------------------------------------
Technical Olympic USA, Inc., Sr. Unsec. Gtd.
  Global Notes, 9.00%, 07/01/10                  2,910,000        3,201,000
---------------------------------------------------------------------------
WCI Communities, Inc.,
  Sr. Sub. Notes, 7.88%, 10/01/13 (Acquired
  09/24/03; Cost $1,860,000)(a)                  1,860,000        1,999,500
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Global Notes, 10.63%,
  02/15/11                                       4,770,000        5,449,725
===========================================================================
                                                                 18,373,225
===========================================================================

HOTELS, RESORTS & CRUISE LINES-3.24%

Hilton Hotels Corp., Sr. Unsec. Notes, 7.63%,
  12/01/12                                       2,140,000        2,402,150
---------------------------------------------------------------------------
HMH Properties Inc.-Series B, Sr. Sec. Gtd.
  Notes, 7.88%, 08/01/08                         5,720,000        5,934,500
---------------------------------------------------------------------------
Intrawest Corp. (Canada),
  Sr. Unsec. Gtd. Global Notes, 10.50%,
  02/01/10                                       8,145,000        9,061,312
---------------------------------------------------------------------------
  Sr. Unsec. Global Notes, 7.50%, 10/15/13       2,720,000        2,869,600
---------------------------------------------------------------------------
Kerzner International Ltd. (Bahamas), Sr.
  Unsec. Gtd. Sub. Global Notes, 8.88%,
  08/15/11                                       4,780,000        5,222,150
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
HOTELS, RESORTS & CRUISE LINES-(CONTINUED)

La Quinta Properties, Inc., Sr. Global Notes,
  8.88%, 03/15/11                              $ 4,830,000   $    5,409,600
---------------------------------------------------------------------------
Royal Caribbean Cruises Ltd. (Liberia), Sr.
  Unsec. Notes, 8.00%, 05/15/10                  2,845,000        3,143,725
---------------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes, 8.75%,
  02/02/11                                       7,470,000        8,627,850
---------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.,
  Sr. Gtd. Global Notes, 7.88%, 05/01/12         6,235,000        6,983,200
===========================================================================
                                                                 49,654,087
===========================================================================

HOUSEWARES & SPECIALTIES-0.20%

Jarden Corp., Sr. Unsec. Gtd. Sub. Global
  Notes, 9.75%, 05/01/12                         2,814,000        3,116,505
===========================================================================

INDUSTRIAL CONGLOMERATES-0.44%

Tyco International Group S.A. (Luxembourg)
  -Series A, Sr. Unsec. Gtd. Unsub. Conv.
  Putable Deb., 2.75%, 01/15/08 (Acquired
  01/07/03; Cost $2,334,000)(a)                  2,334,000        2,996,272
---------------------------------------------------------------------------
  -Series B, Sr. Unsec. Gtd. Unsub. Conv.
  Putable Deb., 3.13%, 01/15/15 (Acquired
  01/07/03; Cost $2,674,000)(a)                  2,674,000        3,686,777
===========================================================================
                                                                  6,683,049
===========================================================================

INDUSTRIAL MACHINERY-1.34%

Cabot Safety Corp., Sr. Sub. Notes, 12.50%,
  07/15/05                                       5,630,000        5,714,450
---------------------------------------------------------------------------
Manitowoc Co., Inc. (The), Sr. Unsec. Gtd.
  Sub. Global Notes, 10.50%, 08/01/12            5,720,000        6,549,400
---------------------------------------------------------------------------
Wolverine Tube, Inc., Sr. Notes, 7.38%,
  08/01/08 (Acquired 04/24/03-10/20/03; Cost
  $5,356,881)(a)                                 5,855,000        5,518,337
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes, 10.50%,
  04/01/09                                       2,725,000        2,827,188
===========================================================================
                                                                 20,609,375
===========================================================================

INTEGRATED OIL & GAS-1.60%

PDVSA Finance Ltd. (Cayman Islands), Global
  Notes, 8.50%, 11/16/12                        15,935,000       15,536,625
---------------------------------------------------------------------------
Petrobras International Finance Co. (Cayman
  Islands), Sr. Unsec. Unsub. Global Notes,
  9.13%, 07/02/13                                8,365,000        9,076,025
===========================================================================
                                                                 24,612,650
===========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-3.66%

FairPoint Communications, Inc.-Series B, Sr.
  Unsec. Sub. Notes, 9.50%, 05/01/08               825,000          825,000
---------------------------------------------------------------------------
LCI International, Inc., Sr. Notes, 7.25%,
  06/15/07                                       4,825,000        4,728,500
---------------------------------------------------------------------------
Madison River Capital LLC/Madison River
  Finance Corp., Sr. Unsec. Notes, 13.25%,
  03/01/10                                       6,010,000        6,580,950
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)

NTELOS Inc., Sr. Unsec. Conv. Notes, 9.00%,
  08/15/13 (Acquired 04/10/03; Cost
  $4,950,000)(a)(b)(d)                         $ 4,950,000   $    4,950,000
---------------------------------------------------------------------------
PTC International Finance II S.A.
  (Luxembourg), Sr. Unsec. Gtd. Sub. Yankee
  Notes, 11.25%, 12/01/09                        1,065,000        1,163,513
---------------------------------------------------------------------------
Qwest Capital Funding, Inc.,
  Unsec. Gtd. Global Notes,
  7.00%, 08/03/09                               13,160,000       12,732,300
---------------------------------------------------------------------------
  7.25%, 02/15/11                               18,440,000       17,840,700
---------------------------------------------------------------------------
Qwest Communications International Inc., Sr.
  Floating Rate Notes,
  4.63%, 02/15/09 (Acquired 01/30/04; Cost
  3,680,000)(a)(g)                               3,680,000        3,680,000
---------------------------------------------------------------------------
  7.25%, 02/15/11 (Acquired 01/30/04; Cost
    3,680,000)(a)(g)                             3,680,000        3,654,994
===========================================================================
                                                                 56,155,957
===========================================================================

LEISURE FACILITIES-0.68%

Six Flags, Inc., Sr. Notes, 9.63%, 06/01/14
  (Acquired 12/02/03-12/10/03; Cost
  $6,611,063)(a)                                 6,460,000        6,960,650
---------------------------------------------------------------------------
Universal City Development Partners, Sr.
  Notes, 11.75%, 04/01/10 (Acquired 03/21/03;
  Cost $2,866,186)(a)                            2,900,000        3,447,375
===========================================================================
                                                                 10,408,025
===========================================================================

LEISURE PRODUCTS-0.13%

Bombardier Recreational Products Inc.
  (Canada), Sr. Sub. Notes, 8.38%, 12/15/13
  (Acquired 12/11/03; Cost $1,845,000)(a)(b)     1,845,000        1,974,150
===========================================================================

LIFE & HEALTH INSURANCE-0.12%

Americo Life Inc., Notes, 7.88%, 05/01/13
  (Acquired 04/25/03; Cost $1,877,504)(a)        1,900,000        1,898,157
===========================================================================

MARINE-0.51%

Overseas Shipholding Group, Inc., Sr. Unsec.
  Global Notes, 8.25%, 03/15/13                  5,665,000        6,231,500
---------------------------------------------------------------------------
Stena A.B. (Sweden), Sr. Unsec. Global Notes,
  9.63%, 12/01/12                                1,415,000        1,623,713
===========================================================================
                                                                  7,855,213
===========================================================================

METAL & GLASS CONTAINERS-3.52%

AEP Industries Inc., Sr. Unsec. Sub. Notes,
  9.88%, 11/15/07                                2,045,000        2,121,688
---------------------------------------------------------------------------
Anchor Glass Container Corp., Sr. Sec. Global
  Notes, 11.00%, 02/15/13                        6,490,000        7,658,200
---------------------------------------------------------------------------
BWAY Corp., Sr. Unsec. Gtd. Sub. Global
  Notes, 10.00%, 10/15/10                          800,000          882,000
---------------------------------------------------------------------------
Constar International Inc., Sr. Sub. Notes,
  11.00%, 12/01/12                               2,020,000        1,828,100
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
METAL & GLASS CONTAINERS-(CONTINUED)

Crown European Holdings S.A. (France),
  Sr. Sec. Global Notes, 9.50%, 03/01/11       $ 7,545,000   $    8,525,850
---------------------------------------------------------------------------
  Sr. Sec. Global Notes, 10.88%, 03/01/13        1,000,000        1,180,000
---------------------------------------------------------------------------
Greif Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 8.88%, 08/01/12                         4,775,000        5,264,438
---------------------------------------------------------------------------
Owens-Brockway Glass Container Inc.,
  Sr. Sec. Gtd. Global Notes,
  7.75%, 05/15/11                                2,715,000        2,891,475
---------------------------------------------------------------------------
  8.75%, 11/15/12                                3,900,000        4,329,000
---------------------------------------------------------------------------
Owens-Brockway Glass Container Inc., Sr.
  Unsec. Gtd. Global Notes, 8.25%, 05/15/13      4,150,000        4,523,500
---------------------------------------------------------------------------
Owens-Illinois, Inc., Sr. Unsec. Deb., 7.50%,
  05/15/10                                       3,675,000        3,803,625
---------------------------------------------------------------------------
Plastipak Holdings Inc., Sr. Unsec. Gtd.
  Global Notes, 10.75%, 09/01/11                 4,870,000        5,478,750
---------------------------------------------------------------------------
Pliant Corp., Sr. Sec. Second Lien Global
  Notes, 11.13%, 09/01/09                        3,775,000        3,907,125
---------------------------------------------------------------------------
Stone Container Corp., Sr. Unsec. Global
  Notes, 8.38%, 07/01/12                           165,000          181,500
---------------------------------------------------------------------------
U.S. Can Corp., Sr. Sec. Notes 10.88%,
  07/15/10                                       1,395,000        1,457,775
===========================================================================
                                                                 54,033,026
===========================================================================

MOVIES & ENTERTAINMENT-0.48%

AMC Entertainment Inc., Sr. Unsec. Sub.
  Notes, 9.88%, 02/01/12                         4,000,000        4,440,000
---------------------------------------------------------------------------
River Rock Entertainment Authority, Sr.
  Notes, 9.75%, 11/01/11 (Acquired 11/04/03;
  Cost $1,825,044)(a)                            1,850,000        2,044,250
---------------------------------------------------------------------------
Sun Media Corp. (Canada), Sr. Unsec. Gtd.
  Global Notes, 7.63%, 02/15/13                    825,000          895,125
===========================================================================
                                                                  7,379,375
===========================================================================

MULTI-UTILITIES & UNREGULATED POWER-6.89%

AES Corp. (The),
  Sr. Sec. Second Priority Notes, 8.75%,
  05/15/13 (Acquired 05/01/03-08/12/03; Cost
  $3,664,525)(a)                                 3,700,000        4,093,125
---------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 8.50%, 11/01/07         8,845,000        9,110,350
---------------------------------------------------------------------------
AES Red Oak LLC-Series A, Sr. Sec. Bonds,
  8.54%, 11/30/19                                8,676,973        9,631,441
---------------------------------------------------------------------------
Calpine Canada Energy Finance ULC (Canada),
  Sr. Unsec. Gtd. Notes, 8.50%, 05/01/08         6,295,000        5,161,900
---------------------------------------------------------------------------
Calpine Corp.,
  Sr. Sec. Notes, 8.75%, 07/15/13 (Acquired
  07/10/03-11/07/03; Cost $6,752,525)(a)         6,810,000        6,588,675
---------------------------------------------------------------------------
  Sr. Unsec. Conv. Putable Notes, 4.00%,
  12/26/04                                       3,330,000        3,309,188
---------------------------------------------------------------------------
  Sr. Unsec. Notes, 8.25%, 08/15/05             13,470,000       13,133,250
---------------------------------------------------------------------------
El Paso Production Holding Co., Sr. Unsec.
  Gtd. Global Notes, 7.75%, 06/01/13            10,960,000       10,905,200
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
MULTI-UTILITIES & UNREGULATED POWER-(CONTINUED)

Mirant Americas Generation, LLC, Sr. Unsec.
  Notes, 7.63%, 05/01/06 (Acquired 05/01/03-
  07/10/03; Cost $7,725,725)(b)(f)             $ 9,685,000   $    8,377,525
---------------------------------------------------------------------------
Northwest Pipelines Corp., Sr. Unsec. Gtd.
  Global Notes, 8.13%, 03/01/10                    630,000          693,788
---------------------------------------------------------------------------
NRG Energy, Inc., Sr. Sec. Second Priority
  Notes, 8.00%, 12/15/13 (Acquired 12/17/03-
  01/21/04; Cost $5,530,000)(a)(b)               5,350,000        5,564,000
---------------------------------------------------------------------------
Reliant Energy Mid-Atlantic Power Holdings,
  LLC-Series B, Sr. Unsec. Pass Through
  Ctfs., 9.24%, 07/02/17                         2,956,853        3,385,596
---------------------------------------------------------------------------
Reliant Resources, Inc.,
  Sec. Global Notes, 9.50%, 07/15/13             4,805,000        5,237,450
---------------------------------------------------------------------------
  Sr. Sec. Global Notes, 9.25%, 07/15/10         4,805,000        5,201,413
---------------------------------------------------------------------------
Williams Cos., Inc. (The),
  Sr. Notes, 7.13%, 09/01/11                     9,580,000       10,106,900
---------------------------------------------------------------------------
  Sr. Notes, 8.63%, 06/01/10                     4,665,000        5,178,150
===========================================================================
                                                                105,677,951
===========================================================================

OFFICE ELECTRONICS-0.79%

Xerox Corp.,
  Sr. Unsec. Notes, 7.13%, 06/15/10              3,650,000        3,932,875
---------------------------------------------------------------------------
  7.63%, 06/15/13                                7,545,000        8,148,600
===========================================================================
                                                                 12,081,475
===========================================================================

OFFICE SERVICES & SUPPLIES-0.33%

IOS Capital, Inc., Sr. Unsec. Notes, 7.25%,
  06/30/08                                       2,920,000        3,157,250
---------------------------------------------------------------------------
Moore North America Finance Inc., Sr. Notes,
  7.88%, 01/15/11                                1,650,000        1,864,500
===========================================================================
                                                                  5,021,750
===========================================================================

OIL & GAS DRILLING-0.35%

Pride International, Inc., Sr. Unsec. Notes,
  10.00%, 06/01/09                               5,000,000        5,362,500
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.26%

Grant Prideco Escrow Corp., Sr. Unsec. Gtd.
  Global Notes, 9.00%, 12/15/09                  2,740,000        3,096,200
---------------------------------------------------------------------------
Grant Prideco, Inc.-Series B, Sr. Unsec. Gtd.
  Global Notes, 9.63%, 12/01/07                  1,475,000        1,696,250
---------------------------------------------------------------------------
GulfMark Offshore, Inc., Sr. Unsec. Gtd.
  Notes, 8.75%, 06/01/08                         3,600,000        3,717,000
---------------------------------------------------------------------------
Hanover Compressor Co.,
  Sr. Notes, 8.63%, 12/15/10                     1,845,000        1,983,375
---------------------------------------------------------------------------
  Sub. Disc. Notes, 11.00%, 03/31/07(h)          1,850,000        1,406,000
---------------------------------------------------------------------------
SESI, LLC, Sr. Unsec. Gtd. Global Notes,
  8.88%, 05/15/11                                6,815,000        7,462,425
===========================================================================
                                                                 19,361,250
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

OIL & GAS EXPLORATION & PRODUCTION-0.12%

Vintage Petroleum, Inc., Sr. Unsec. Global
  Notes, 8.25%, 05/01/12                       $ 1,685,000   $    1,878,775
===========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-2.02%

CITGO Petroleum Corp., Sr. Unsec. Global
  Notes, 11.38%, 02/01/11                        9,530,000       11,483,650
---------------------------------------------------------------------------
El Paso CGP Co., Unsec. Notes, 7.75%,
  06/15/10                                       2,990,000        2,821,813
---------------------------------------------------------------------------
GulfTerra Energy Partners, L.P.,
  Sr. Unsec. Global Notes, 6.25%, 06/01/10       2,805,000        2,938,238
---------------------------------------------------------------------------
  Series B, Sr. Unsec. Gtd. Sub. Global
  Notes, 8.50%, 06/01/11                         6,801,000        7,753,140
---------------------------------------------------------------------------
Premcor Refining Group Inc. (The),
  Sr. Unsec. Global Notes,
  7.50%, 06/15/15                                3,740,000        4,034,525
---------------------------------------------------------------------------
  9.50%, 02/01/13                                1,665,000        1,950,131
===========================================================================
                                                                 30,981,497
===========================================================================

PACKAGED FOODS & MEATS-1.04%

Burns Philip Capital Property Ltd./Burns
  Philip Capital U.S., Inc., Sr. Unsec.
  Notes, 9.50%, 11/15/10 (Acquired 08/21/03;
  Cost $3,615,300)(a)                            3,510,000        3,798,487
---------------------------------------------------------------------------
Del Monte Corp., Sr. Unsec. Sub. Global
  Notes, 8.63%, 12/15/12                         1,505,000        1,685,600
---------------------------------------------------------------------------
Dole Food Co., Inc., Sr. Unsec. Global Notes,
  8.88%, 03/15/11                                9,485,000       10,504,638
===========================================================================
                                                                 15,988,725
===========================================================================

PAPER PACKAGING-0.26%

Jefferson Smurfit Corp., Sr. Unsec. Gtd.
  Unsub. Global Notes, 7.50%, 06/01/13           3,775,000        3,982,625
===========================================================================

PAPER PRODUCTS-2.05%

Appleton Papers Inc.-Series B, Sr. Unsec.
  Gtd. Sub. Global Notes, 12.50%, 12/15/08       1,490,000        1,698,600
---------------------------------------------------------------------------
Bowater Inc., Global Notes, 6.50%, 06/15/13      8,220,000        8,044,010
---------------------------------------------------------------------------
Cascades Inc. (Canada), Sr. Unsec. Global
  Notes, 7.25%, 02/15/13                         5,455,000        5,891,400
---------------------------------------------------------------------------
Georgia-Pacific Corp.,
  Sr. Gtd. Global Notes, 7.38%, 07/15/08         3,850,000        4,138,750
---------------------------------------------------------------------------
  Sr. Notes, 8.00%, 01/15/24 (Acquired
  12/04/03; Cost $2,770,000)(a)(b)               2,770,000        2,866,950
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes,
  8.88%, 02/01/10                                5,320,000        6,091,400
---------------------------------------------------------------------------
  9.38%, 02/01/13                                1,625,000        1,860,625
---------------------------------------------------------------------------
Norske Skog Canada Ltd. (Canada)-Series D,
  Sr. Unsec. Gtd. Global Notes, 8.63%,
  06/15/11                                         800,000          848,000
===========================================================================
                                                                 31,439,735
===========================================================================

---------------------------------------------------------------------------
                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE

PERSONAL PRODUCTS-0.94%

Central Garden & Pet Co., Sr. Unsec. Gtd.
  Sub. Global Notes, 9.13%, 02/01/13           $ 1,440,000   $    1,623,600
---------------------------------------------------------------------------
Elizabeth Arden, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 7.75%, 01/15/14 (Acquired 01/08/04;
  Cost $6,450,000)(a)(b)                         6,450,000        6,643,500
---------------------------------------------------------------------------
Herbalife International, Inc., Sr. Unsec.
  Gtd. Sub. Global Notes, 11.75%, 07/15/10       5,270,000        6,139,550
===========================================================================
                                                                 14,406,650
===========================================================================

PHARMACEUTICALS-1.42%

aaiPharma Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 11.00%, 04/01/10                        7,950,000        9,102,750
---------------------------------------------------------------------------
Athena Neurosciences Finance, LLC., Sr.
  Unsec. Gtd. Unsub. Notes, 7.25%, 02/21/08     10,105,000        9,801,850
---------------------------------------------------------------------------
Valeant Pharmaceuticals International, Sr.
  Notes, 7.00%, 12/15/11 (Acquired 12/09/03;
  Cost $2,781,100)(a)(b)                         2,765,000        2,861,775
===========================================================================
                                                                 21,766,375
===========================================================================

PUBLISHING-1.04%

Dex Media East LLC/Dex Media East Finance
  Co., Sr. Unsec. Gtd. Global Notes, 9.88%,
  11/15/09                                       1,175,000        1,339,500
---------------------------------------------------------------------------
Dex Media Inc., Disc. Notes, 9.00%, 11/15/13
  (Acquired 11/03/03; Cost $1,781,498)(a)(e)     2,770,000        1,918,225
---------------------------------------------------------------------------
Medianews Group Inc., Sr. Sub. Notes, 6.88%,
  10/01/13 (Acquired 11/20/03; Cost
  $3,201,996)(a)                                 3,230,000        3,310,750
---------------------------------------------------------------------------
PRIMEDIA Inc., Sr. Notes, 8.00%, 05/15/13
  (Acquired 05/08/03-08/18/03; Cost
  $7,600,681)(a)                                 7,665,000        7,818,300
===========================================================================
Von Hoffmann Corp., Sr. Unsec. Gtd. Notes,
  10.25%, 03/15/09 (Acquired 10/07/03; Cost
  $1,518,875)(a)                                 1,450,000        1,566,000
===========================================================================
                                                                 15,952,775
===========================================================================

RAILROADS-1.06%

Grupo Transportacion Ferroviaria Mexicana,
  S.A. de C.V. (Mexico), Sr. Gtd. Yankee
  Notes, 10.25%, 06/15/07                        3,395,000        3,564,750
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Yankee Deb., 11.75%,
  06/15/09                                       8,223,000        8,469,690
---------------------------------------------------------------------------
Kansas City Southern Railway, Sr. Unsec. Gtd.
  Global Notes, 9.50%, 10/01/08                  3,829,000        4,312,411
===========================================================================
                                                                 16,346,851
===========================================================================

REAL ESTATE-1.22%

Host Marriott L.P.
  Series G, Sr. Gtd. Global Notes, 9.25%,
  10/01/07                                       5,400,000        6,061,500
---------------------------------------------------------------------------
  Series I, Unsec. Gtd. Global Notes, 9.50%,
  01/15/07                                       1,420,000        1,592,175
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
REAL ESTATE-(CONTINUED)

iStar Financial Inc.,
  Sr. Unsec. Notes,
  6.50%, 12/15/13                              $ 3,690,000   $    3,828,375
---------------------------------------------------------------------------
  8.75%, 08/15/08                                  615,000          705,713
---------------------------------------------------------------------------
MeriStar Hospitality Corp., Sr. Unsec. Gtd.
  Global Notes, 9.13%, 01/15/11                  4,570,000        4,889,900
---------------------------------------------------------------------------
Ventas Realty L.P./Ventas Capital Corp., Sr.
  Unsec. Gtd. Global Notes, 8.75%, 05/01/09      1,525,000        1,700,375
===========================================================================
                                                                 18,778,038
===========================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.13%

LNR Property Corp., Sr. Sub. Notes, 7.25%,
  10/15/13 (Acquired 10/15/03; Cost
  $1,850,000)(a)                                 1,850,000        1,970,250
===========================================================================

REGIONAL BANKS-0.55%

Western Financial Bank, Unsec. Sub. Deb.,
  8.88%, 08/01/07                                   95,000           97,375
---------------------------------------------------------------------------
  9.63%, 05/15/12                                7,225,000        8,308,750
===========================================================================
                                                                  8,406,125
===========================================================================

SEMICONDUCTOR EQUIPMENT-0.13%

Amkor Technology, Inc., Sr. Unsec. Global
  Notes, 7.75%, 05/15/13                         1,880,000        2,011,600
===========================================================================

SEMICONDUCTORS-0.36%

Viasystems Inc., Sr. Sub. Notes, 10.50%,
  01/15/11 (Acquired 12/12/03-01/05/04; Cost
  $5,146,163)(a)(b)                              5,005,000        5,580,575
===========================================================================

SOFT DRINKS-0.06%

Cott Beverages Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 8.00%, 12/15/11                    850,000          935,000
===========================================================================

SPECIALTY CHEMICALS-3.27%

Huntsman Advanced Materials LLC, Sr. Sec.
  Second Lien Notes, 11.00%, 07/15/10
  (Acquired 06/23/03; Cost $2,730,000)(a)        2,730,000        3,105,375
---------------------------------------------------------------------------
Huntsman International LLC, Sr. Unsec. Gtd.
  Global Notes, 9.88%, 03/01/09                 12,790,000       14,005,050
---------------------------------------------------------------------------
Huntsman LLC, Sr. Gtd. Notes, 11.63%,
  10/15/10 (Acquired 09/16/03-12/03/03; Cost
  $5,044,112)(a)                                 5,095,000        5,375,225
---------------------------------------------------------------------------
Millennium America Inc.,
  Sr. Notes, 9.25%, 06/15/08 (Acquired
  04/22/03-11/12/03; Cost $2,860,913)(a)         2,680,000        2,948,000
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes, 9.25%,
  06/15/08                                       1,285,000        1,413,500
---------------------------------------------------------------------------
Nalco Finance Holdings Inc., Sr. Disc. Notes,
  9.00%, 02/01/14 (Acquired 01/15/04; Cost
  $5,318,658)(a)(b)(e)                           8,280,000        5,299,200
---------------------------------------------------------------------------
OM Group, Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 9.25%, 12/15/11                         9,355,000        9,775,975
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
SPECIALTY CHEMICALS-(CONTINUED)

Resolution Performance Products LLC, Sec.
  Notes, 8.00%, 12/15/09 (Acquired 12/17/03;
  Cost $350,000)(a)(b)                         $   350,000   $      362,250
---------------------------------------------------------------------------
Rhodia S.A. (France), Sr. Notes, 7.63%,
  06/01/10 (Acquired 05/20/03; Cost
  $1,860,000)(a)                                 1,860,000        1,748,400
---------------------------------------------------------------------------
Westlake Chemical Corp., Sr. Unsec. Gtd.
  Global Notes, 8.75%, 07/15/11                  5,585,000        6,087,650
===========================================================================
                                                                 50,120,625
===========================================================================

SPECIALTY STORES-0.68%

CSK Auto Inc., Sr. Gtd. Sub. Notes, 7.00%,
  01/15/14 (Acquired 01/09/04; Cost
  $2,300,000)(a)(b)                              2,300,000        2,334,500
---------------------------------------------------------------------------
Petco Animal Supplies Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 10.75%, 11/01/11            4,740,000        5,664,300
---------------------------------------------------------------------------
Petro Stopping Centers L.P., Sr. Unsec.
  Notes, 10.50%, 02/01/07                        2,400,000        2,466,000
===========================================================================
                                                                 10,464,800
===========================================================================

STEEL-0.79%

IPSCO, Inc. (Canada), Sr. Global Notes,
  8.75%, 06/01/13                                5,935,000        6,780,738
---------------------------------------------------------------------------
MMI Products, Inc.-Series B, Sr. Unsec. Sub.
  Notes, 11.25%, 04/15/07                        6,150,000        5,289,000
===========================================================================
                                                                 12,069,738
===========================================================================

TRUCKING-0.38%

Laidlaw International Inc., Sr. Notes,
  10.75%, 06/15/11 (Acquired 05/22/03-
  11/20/03; Cost $5,487,752)(a)                  5,045,000        5,801,750
===========================================================================

WIRELESS TELECOMMUNICATION SERVICES-7.30%

AirGate PCS, Inc., Sr. Sub. Disc. Notes,
  13.50%, 10/01/09(e)(i)                         9,975,000        9,426,375
---------------------------------------------------------------------------
Alamosa (Delaware), Inc., Sr. Unsec. Gtd.
  Disc. Notes, 12.00%, 07/31/09(e)               5,113,000        4,678,395
---------------------------------------------------------------------------
American Tower Corp., Sr. Global Notes,
  9.38%, 02/01/09                                9,905,000       10,573,588
---------------------------------------------------------------------------
American Tower Escrow Corp., Unsec. Disc.
  Global Notes, 8.00%, 08/01/08(h)               7,220,000        5,072,050
---------------------------------------------------------------------------
Centennial Communications Corp./Centennial
  Cellular Operating Co.,
  Sr. Notes, 8.13%, 02/01/14 (Acquired
  01/16/04; Cost $1,750,000)(a)(b)               1,750,000        1,723,750
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes, 10.13%,
  06/15/13                                       8,380,000        9,092,300
---------------------------------------------------------------------------
Crown Castle International Corp., Sr. Global
  Notes, 9.38%, 08/01/11                         4,500,000        4,995,000
---------------------------------------------------------------------------
Dobson Communications Corp., Sr. Global
  Notes, 8.88%, 10/01/13                         5,565,000        5,787,600
---------------------------------------------------------------------------
Horizon PCS, Inc., Sr. Unsec. Gtd. Disc.
  Global Notes, 14.00%, 10/01/10 (Acquired
  09/19/00-10/12/01; Cost
  $2,606,889)(b)(e)(f)                           5,150,000        1,545,000
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)

Innova S. de R.L. (Mexico), Notes, 9.38%,
  09/19/13 (Acquired 09/12/03-12/02/03; Cost
  $9,311,744)(a)                               $ 9,205,000   $    9,872,363
---------------------------------------------------------------------------
iPCS, Inc., Sr. Unsec. Disc. Notes, 14.00%,
  07/15/10 (Acquired 06/30/00-11/08/01; Cost
  $3,623,101)(b)(e)(f)                           6,335,000        1,678,775
---------------------------------------------------------------------------
IWO Holdings, Inc., Sr. Unsec. Gtd. Global
  Notes, 14.00%, 01/15/11                       10,740,000        2,309,100
---------------------------------------------------------------------------
Millicom International Cellular S.A.
  (Luxembourg), Sr. Unsec. Notes, 10.00%,
  12/01/13 (Acquired 11/19/03; Cost
  $925,000)(a)                                     925,000          971,250
---------------------------------------------------------------------------
Nextel Communications, Inc., Sr. Unsec.
  Notes, 7.38%, 08/01/15                         4,410,000        4,740,750
---------------------------------------------------------------------------
Nextel Partners, Inc., Sr. Global Notes,
  8.13%, 07/01/11                                3,710,000        3,914,050
---------------------------------------------------------------------------
NII Holdings Ltd. (Cayman Islands), Sr. Sec.
  Disc. Euro Notes, 13.00%, 11/01/09(e)          1,012,189        1,047,616
---------------------------------------------------------------------------
Rural Cellular Corp., Sr. Unsec. Global
  Notes, 9.88%, 02/01/10                         6,505,000        6,927,825
---------------------------------------------------------------------------
SBA Communications Corp., Sr. Unsec. Global
  Notes, 10.25%, 02/01/09                        8,845,000        8,933,450
---------------------------------------------------------------------------
SBA Telecommunications Inc./SBA
  Communications Corp., Sr. Disc. Notes,
  9.75%, 12/15/11 (Acquired
  12/08/03-01/30/04; Cost
  $4,377,615)(a)(b)(e)                           6,255,000        4,503,600
---------------------------------------------------------------------------
UbiquiTel Operating Co., Sr. Unsec. Gtd.
  Disc. Global Notes, 14.00%, 05/15/10(e)        3,102,000        2,892,615
---------------------------------------------------------------------------
US Unwired Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Disc. Notes, 13.38%, 11/01/09(e)          6,935,000        6,276,175
---------------------------------------------------------------------------
Western Wireless Corp., Sr. Unsec. Global
  Notes, 9.25%, 07/15/13                         4,650,000        5,045,250
===========================================================================
                                                                112,006,877
===========================================================================
    Total Bonds & Notes (Cost $1,309,308,224)                 1,383,372,540
===========================================================================

WARRANTS & OTHER EQUITY INTERESTS-5.75%

ALTERNATIVE CARRIERS-0.00%

KMC Telecom Holdings, Inc.-Wts.,
  expiring 01/31/08(j)                                  35                9
---------------------------------------------------------------------------
WAM!NET Inc.-Wts., expiring 03/01/05(j)             17,100              171
===========================================================================
                                                                        180
===========================================================================

BROADCASTING & CABLE TV-2.16%

CSC Holdings, Inc.-Series M, 11.13% Pfd            106,050       11,214,788
---------------------------------------------------------------------------
Knology, Inc.-Wts., expiring 10/22/07
  (Acquired 03/12/98-02/01/00; Cost
  $270)(a)(b)(d)(j)                                 47,295                0
---------------------------------------------------------------------------
Knology, Inc.(k)                                    64,931          694,763
---------------------------------------------------------------------------
NTL Inc.(k)                                         91,503        6,070,309
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                                 MARKET
                                                 SHARES          VALUE
BROADCASTING & CABLE TV-(CONTINUED)

UnitedGlobalCom, Inc.
  Class A(k)                                     1,442,463   $   13,703,399
---------------------------------------------------------------------------
  Rts.(j)                                          403,890        1,353,030
---------------------------------------------------------------------------
XM Satellite Radio Inc.-Wts.,
  expiring 03/15/10(j)                               3,750          206,250
===========================================================================
                                                                 33,242,539
===========================================================================

COMMUNICATIONS EQUIPMENT-0.00%

Loral Space & Communications, Ltd.-Wts.,
  expiring 12/26/06(j)                              74,000            2,220
===========================================================================

CONSTRUCTION MATERIALS-0.00%

Dayton Superior Corp.-Wts., expiring 06/15/09
  (Acquired 08/07/00-01/30/01; Cost
  $10,000)(a)(b)(j)                                 10,780               11
===========================================================================

GENERAL MERCHANDISE STORES-0.01%

Travelcenters, of America, Inc.
  -Wts., expiring 05/01/09 (Acquired
  01/29/01; Cost $0)(a)(b)(j)                       14,700           77,175
---------------------------------------------------------------------------
  -Wts., expiring 05/01/09(j)                        4,900           25,725
===========================================================================
                                                                    102,900
===========================================================================

HOME FURNISHINGS-0.00%

O'Sullivan Industries, Inc.
  Series B, Pfd. Wts., expiring 11/15/09
  (Acquired 06/13/00; Cost $0)(a)(b)(j)             21,155                0
---------------------------------------------------------------------------
  Wts., expiring 11/15/09 (Acquired 06/13/00;
  Cost $0)(a)(b)(j)                                 21,155                0
===========================================================================
                                                                          0
===========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.64%

McLeodUSA Inc.-Wts., expiring 04/16/07(j)          117,164           97,246
---------------------------------------------------------------------------
NTELOS Inc.
  (Acquired 09/10/03; Cost
  $5,437,500)(a)(b)(d)(k)                          246,764        5,330,103
---------------------------------------------------------------------------
  Wts., expiring 08/15/10 (Acquired 07/21/00-
  11/15/00; Cost $214,160)(a)(b)(j)                 33,035              330
---------------------------------------------------------------------------
XO Communications, Inc.(k)                         528,477        3,863,167
---------------------------------------------------------------------------
  Series A, Wts., expiring 01/16/10(j)              68,148          238,518
---------------------------------------------------------------------------
  Series B, Wts., expiring 01/16/10(j)              51,111          153,333
---------------------------------------------------------------------------
  Series C, Wts., expiring 01/16/10(j)              51,111          122,666
===========================================================================
                                                                  9,805,363
===========================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.68%

AES Trust VII-$3.00 Conv. Pfd.                     226,045       10,454,581
===========================================================================

PUBLISHING-0.69%

PRIMEDIA Inc.
  Series D, 10.00% Pfd.                             70,250        6,954,750
---------------------------------------------------------------------------
  Series F, 9.20% Pfd.                              37,800        3,600,450
===========================================================================
                                                                 10,555,200
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

RAILROADS-0.07%

RailAmerica Inc.-Wts., expiring 08/15/10
  (Acquired 10/05/00; Cost $0)(a)(b)(j)             15,525   $    1,042,038
===========================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.50%

Alamosa Holdings, Inc.-Series B, Conv. Pfd.
  $18.75                                             6,433        2,960,801
---------------------------------------------------------------------------
American Tower Corp.-Wts., expiring 08/01/08
  (Acquired 01/22/03-04/29/03; Cost
  $414,167)(a)(b)(j)                                 7,220        1,063,145
---------------------------------------------------------------------------
Horizon PCS, Inc.-Wts., expiring 10/01/10
  (Acquired 05/02/01; Cost $0)(a)(b)(j)             29,480              295
---------------------------------------------------------------------------
iPCS, Inc.-Wts., expiring 07/15/10 (Acquired
  01/29/01; Cost $0)(a)(b)(j)                        6,880               69
---------------------------------------------------------------------------
IWO Holdings Inc.-Wts., expiring 01/15/11
  (Acquired 08/24/01; Cost $0)(a)(b)(j)             14,340              143
---------------------------------------------------------------------------
NII Holdings Inc.-Class B(k)                       109,549       10,432,351
---------------------------------------------------------------------------
SpectraSite, Inc.(k)                               233,224        8,535,998
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                                 MARKET
                                                 SHARES          VALUE
WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)

UbiquiTel Inc.-Wts., expiring 04/15/10
  (Acquired 08/10/00; Cost $0)(a)(b)(j)             27,680   $          277
===========================================================================
                                                                 22,993,079
===========================================================================
    Total Warrants & Other Equity Interests
      (Cost $64,655,499)                                         88,198,111
===========================================================================

MONEY MARKET FUNDS-2.98%

Liquid Assets Portfolio(l)                      22,908,549       22,908,549
---------------------------------------------------------------------------
STIC Prime Portfolio(l)                         22,908,549       22,908,549
===========================================================================
    Total Money Market Funds (Cost
      $45,817,098)                                               45,817,098
===========================================================================
TOTAL INVESTMENTS-98.89% (Cost
  $1,419,780,821)                                             1,517,387,749
===========================================================================
OTHER ASSETS LESS LIABILITIES-1.11%                              17,041,005
===========================================================================
NET ASSETS-100.00%                                           $1,534,428,754
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

Conv.   - Convertible
Ctfs.   - Certificates
Deb.    - Debentures
Disc.   - Discounted
Gtd.    - Guaranteed
Pfd.    - Preferred
PHONES  - Participation Hybrid Option
        Notes
PIK     - Payment in Kind
Rts.    - Rights
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 01/31/04 was $262,284,929, which represented 17.09% of the Fund's net assets. Not considered to be illiquid unless otherwise indicated.
(b) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 01/31/04 was $80,205,311 which represented 5.23% of the Fund's net assets.
(c) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(d) Security fair valued in accordance with the procedures established by the Board of Trustees.
(e) Discounted bond at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f) Defaulted security. Issuer has filed for protection under Chapter 11 of the U.S. Bankruptcy Code.
(g) Interest rates are redetermined quarterly. Rates shown are rates in effect on 01/31/04.
(h) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(i) Consists of more than one class of securities traded together as a unit.
(j) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(k) Non-income producing security.
(l) The money market fund and the Fund are affiliated by having the same advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost
  $1,373,963,723)                            $ 1,471,570,651
------------------------------------------------------------
Investments in affiliated money market
  funds (cost $45,817,098)                        45,817,098
------------------------------------------------------------
  Total investments (cost $1,419,780,821)      1,517,387,749
------------------------------------------------------------
Cash                                               2,621,811
------------------------------------------------------------
Receivables for:
  Investments sold                                29,018,109
------------------------------------------------------------
  Fund shares sold                                 1,736,494
------------------------------------------------------------
  Dividends and interest                          27,751,660
------------------------------------------------------------
  Investments matured (Note 8)                         6,000
------------------------------------------------------------
  Amount due from advisor                             36,533
------------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                   208,204
------------------------------------------------------------
Other assets                                         147,401
============================================================
    Total assets                               1,578,913,961
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           23,517,078
------------------------------------------------------------
  Fund shares reacquired                          15,571,255
------------------------------------------------------------
  Dividends                                        3,314,714
------------------------------------------------------------
  Deferred compensation and retirement
    plans                                            319,931
------------------------------------------------------------
Accrued distribution fees                            708,439
------------------------------------------------------------
Accrued trustees' fees                                 1,263
------------------------------------------------------------
Accrued transfer agent fees                          819,658
------------------------------------------------------------
Accrued operating expenses                           232,869
============================================================
    Total liabilities                             44,485,207
============================================================
Net assets applicable to shares outstanding  $ 1,534,428,754
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 3,344,906,282
------------------------------------------------------------
Undistributed net investment income               (2,800,989)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                       (1,905,283,467)
------------------------------------------------------------
Unrealized appreciation of investment
  securities                                      97,606,928
============================================================
                                             $ 1,534,428,754
____________________________________________________________
============================================================

NET ASSETS:

Class A                                      $   632,985,736
____________________________________________________________
============================================================
Class B                                      $   528,072,013
____________________________________________________________
============================================================
Class C                                      $    99,854,404
____________________________________________________________
============================================================
Investor Class                               $   273,516,601
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          140,841,922
____________________________________________________________
============================================================
Class B                                          117,131,566
____________________________________________________________
============================================================
Class C                                           22,231,241
____________________________________________________________
============================================================
Investor Class                                    60,847,386
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $          4.49
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $4.49 divided by
      95.25%)                                $          4.71
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                    $          4.51
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                    $          4.49
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                    $          4.50
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended January 31, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $ 59,806,256
--------------------------------------------------------------------------
Dividends                                                        2,722,862
--------------------------------------------------------------------------
Dividends from affiliated money market funds                       188,637
==========================================================================
    Total investment income                                     62,717,755
==========================================================================

EXPENSES:

Advisory fees                                                    3,541,354
--------------------------------------------------------------------------
Administrative services fees                                       171,766
--------------------------------------------------------------------------
Custodian fees                                                      67,636
--------------------------------------------------------------------------
Distribution fees
  Class A                                                          773,902
--------------------------------------------------------------------------
  Class B                                                        2,653,477
--------------------------------------------------------------------------
  Class C                                                          433,377
--------------------------------------------------------------------------
  Investor Class                                                   170,437
--------------------------------------------------------------------------
Transfer agent fees                                              1,548,040
--------------------------------------------------------------------------
Trustees' fees                                                      14,058
--------------------------------------------------------------------------
Other                                                              388,293
==========================================================================
    Total expenses                                               9,762,340
==========================================================================
Less: Fees waived and expense offset arrangements                  (25,074)
==========================================================================
    Net expenses                                                 9,737,266
==========================================================================
Net investment income                                           52,980,489
==========================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES:

Net realized gain from investment securities                    23,908,207
--------------------------------------------------------------------------
Change in net unrealized appreciation of investment
  securities                                                   106,424,521
==========================================================================
Net gain from investment securities                            130,332,728
==========================================================================
Net increase in net assets resulting from operations          $183,313,217
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2004 and the year ended July 31, 2003 (Unaudited)

                                                               JANUARY 31,         JULY 31,
                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   52,980,489    $   95,342,128
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             23,908,207      (164,599,730)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                   106,424,521       278,571,487
==============================================================================================
    Net increase in net assets resulting from operations         183,313,217       209,313,885
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (26,347,010)      (48,175,551)
----------------------------------------------------------------------------------------------
  Class B                                                        (20,624,803)      (41,662,189)
----------------------------------------------------------------------------------------------
  Class C                                                         (3,403,412)       (4,898,704)
----------------------------------------------------------------------------------------------
  Investor Class                                                  (6,095,393)               --
==============================================================================================
    Decrease in net assets resulting from distributions          (56,470,618)      (94,736,444)
==============================================================================================
Share transactions-net:
  Class A                                                         27,819,543        68,038,018
----------------------------------------------------------------------------------------------
  Class B                                                        (49,817,912)       13,140,786
----------------------------------------------------------------------------------------------
  Class C                                                         19,948,441        16,219,386
----------------------------------------------------------------------------------------------
  Investor Class                                                 260,218,166                --
==============================================================================================
    Net increase in net assets resulting from share
     transactions                                                258,168,238        97,398,190
==============================================================================================
    Net increase in net assets                                   385,010,837       211,975,631
==============================================================================================

NET ASSETS:

  Beginning of period                                          1,149,417,917       937,442,286
==============================================================================================
  End of period (including undistributed net investment
    income (loss) of $(2,800,989) and $689,140 for 2004 and
    2003, respectively)                                       $1,534,428,754    $1,149,417,917
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

January 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM High Yield Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end, and as such, the net asset value for shareholder transactions may be different than the net asset value reported in these financial statements. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. REDEMPTION FEES -- Effective November 24, 2003, the Fund instituted a 2% redemption fee on certain share classes that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is accounted for as an addition to paid-in-capital by the Fund and is allocated among the share classes based on the relative net assets of each class.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.625% on the first $200 million of the Fund's average daily net assets, plus 0.55% on the next $300 million of the Fund's average daily net assets, plus 0.50% on the next $500 million of the Fund's average daily net assets, plus 0.45% on the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. For the six months ended January 31, 2004, AIM waived fees of $4,489.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended January 31, 2004, AIM was paid $171,766 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the six months ended January 31, 2004, AISI retained $625,123 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Class A, Class B and Class C Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. The Fund, pursuant to the Investor Class Plan, pays AIM Distributors for its actual expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares. Pursuant to the Plans, for the six months ended January 31, 2004, the Class A, Class B, Class C and Investor Class shares paid $773,902, $2,653,477, $433,377 and $170,437, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2004, AIM Distributors retained $81,183 in front-end sales commissions from the sale of Class A shares and $528,051, $2,510 and $9,672 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.


NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted pursuant to an exemptive order the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees to invest daily available cash balances in affiliated money market funds. Each day the prior day's balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day's available cash. The table below shows the transactions in and earnings from investments in affiliated money market funds for the period ended January 31, 2004.

                                                                 UNREALIZED
                MARKET VALUE     PURCHASES     PROCEEDS FROM    APPRECIATION    MARKET VALUE   DIVIDEND     REALIZED
FUND             07/31/2003       AT COST          SALES       (DEPRECIATION)    01/31/2004     INCOME    GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio     $        --    $ 175,815,959   $(152,907,410)   $         --    $22,908,549    $94,745    $         --
----------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio              --      175,815,959   (152,907,410)              --    $22,908,549     93,892              --
======================================================================================================================
                $        --    $ 351,631,918   $(305,814,820)   $         --    $45,817,098    $188,637   $         --
______________________________________________________________________________________________________________________
======================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from Demand Deposit Account (DDA) balances in transfer agency clearing accounts and custodian credits resulting from periodic overnight cash balances at the custodian. For the six months ended January 31, 2004, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $6,700 and reductions in custodian fees of $13,885 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $20,585.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the six months ended January 31, 2004, the Fund paid legal fees of $4,498 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.
NOTE 6--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended January 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
------------------------------------------------------------
July 31, 2006                                 $  115,531,161
------------------------------------------------------------
July 31, 2007                                    297,433,797
------------------------------------------------------------
July 31, 2008                                    303,063,104
------------------------------------------------------------
July 31, 2009                                    150,303,692
------------------------------------------------------------
July 31, 2010                                    473,407,401
------------------------------------------------------------
July 31, 2011                                    495,360,561
============================================================
Total capital loss carryforward               $1,835,099,716
____________________________________________________________
============================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2004 was $504,697,210 and $646,658,479, respectively.

    Receivable for investments matured represents the estimated proceeds to the Fund by Candescent Technologies Corp. which is in default with respect to the principal payments on $600,000 par value, Senior Unsecured Guaranteed Subordinated Debentures, 8.00%, which was due May 1, 2003. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                        $ 99,553,304
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (54,231,140)
===========================================================
Net unrealized appreciation (depreciation) of
  investment securities                        $ 45,322,164
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $1,472,065,585.

NOTE 9--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C and Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Investor Class shares are sold at net asset value. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                               CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                    YEAR ENDED
                                                                    JANUARY 31, 2004                   JULY 31, 2003
                                                              ----------------------------     -----------------------------
                                                                SHARES          AMOUNT            SHARES          AMOUNT
----------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      60,724,311    $ 251,259,827      163,631,121    $ 631,077,903
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      12,501,959       53,145,245       30,851,723      117,940,158
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                       6,503,962       27,871,437       12,379,160       47,768,358
----------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                             2,207,228        9,650,657               --               --
============================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       3,868,577       16,683,474        7,455,053       28,454,055
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,503,290       10,831,845        5,176,658       19,722,338
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                         545,095        2,358,560          768,448        2,934,254
----------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                             1,172,152        5,172,967               --               --
============================================================================================================================
Issued in connection with acquisitions:
  Class A                                                       3,472,810(b)    14,863,501(b)     8,999,611(c)    37,602,120(c)
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                         625,758(b)     2,692,622(b)    10,480,525(c)    43,922,476(c)
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                       3,933,894(b)    16,848,468(b)     1,949,995(c)     8,144,636(c)
----------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                            67,146,021(b)   287,723,965(b)            --               --
============================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       7,814,824       33,346,772        7,570,103       29,132,839
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (7,790,026)     (33,346,772)      (7,535,951)     (29,132,839)
============================================================================================================================
Reacquired:
  Class A                                                     (68,317,378)    (288,334,031)    (167,318,004)    (658,228,899)
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (19,481,424)     (83,140,852)     (36,609,427)    (139,311,347)
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (6,320,674)     (27,130,024)     (11,045,541)     (42,627,862)
----------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                            (9,678,015)     (42,329,423)              --               --
============================================================================================================================
                                                               61,432,364    $ 258,168,238(d)    26,753,474    $  97,398,190
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) Investor Class shares commenced sales on September 30, 2003.
(b) As of the opening of business on November 03, 2003, the Fund acquired all of the net assets of INVESCO High Yield Fund pursuant to a plan of reorganization approved by INVESCO High Yield Fund shareholders on October, 21 2003. The acquisition was accomplished by a tax-free exchange of 75,178,483 shares of the Fund for 83,984,532 shares of INVESCO High Yield Fund outstanding as of the close of business October 31, 2003. INVESCO High Yield Fund net assets at that date of $322,128,556 including $25,898,307 of unrealized appreciation, were combined with those of the Fund. On the acquisition date, INVESCO High Yield Fund had undistributed net investment income (loss) of $(101,808) and undistributed net realized gain of $(462,951,117). The aggregate net assets of the Fund immediately before the acquisition were $1,216,112,386.
(c) As of the opening of business on June 23, 2003, the Fund acquired all of the net assets of AIM High Yield Fund II pursuant to a plan of reorganization approved by AIM High Yield Fund II shareholders on June 4, 2003. The acquisition was accomplished by a tax-free exchange of 21,430,131 shares of the Fund for 14,799,134 shares of AIM High Yield Fund II outstanding as of the close of business June 20, 2003. AIM High Yield Fund II net assets at that date of $89,669,232 including $(611,924) of unrealized appreciation (depreciation), were combined with those of the Fund. On the acquisition date, AIM High Yield Fund II had undistributed net investment income (loss) of $(338,019) and undistributed net realized gain (loss) of $(73,445,461). The aggregate net assets of the Fund immediately before the acquisition were $1,256,561,728.
(d) Net of redemption fees of $1,632, $1,395, $226, and $522 for Class A, Class B, Class C and Investor Class shares respectively, based on the relative net assets of each class.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                 CLASS A
                                        -----------------------------------------------------------------------------------------
                                        SIX MONTHS                                                 SEVEN MONTHS
                                           ENDED                 YEAR ENDED JULY 31,                  ENDED           YEAR ENDED
                                        JANUARY 31,      ------------------------------------        JULY 31,        DECEMBER 31,
                                           2004            2003          2002          2001            2000              1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $   4.10        $   3.70      $   4.92      $   7.00       $     8.07        $     8.77
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                      0.17            0.37(a)       0.49(b)       0.68             0.47              0.85
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)           0.40            0.40         (1.19)        (2.03)           (1.03)            (0.66)
=================================================================================================================================
    Total from investment operations         0.57            0.77         (0.70)        (1.35)           (0.56)             0.19
=================================================================================================================================
Less distributions:
  Dividends from net investment income      (0.18)          (0.37)        (0.52)        (0.69)           (0.49)            (0.87)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net
    investment income                          --              --            --         (0.01)              --                --
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                            --              --            --         (0.03)           (0.02)            (0.02)
=================================================================================================================================
    Total distributions                     (0.18)          (0.37)        (0.52)        (0.73)           (0.51)            (0.89)
=================================================================================================================================
Redemption fees added to beneficial
  interest                                   0.00              --            --            --               --                --
=================================================================================================================================
Net asset value, end of period           $   4.49        $   4.10      $   3.70      $   4.92       $     7.00        $     8.07
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                             14.24%          22.10%       (15.36)%      (19.98)%          (7.12)%            2.21%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $632,986        $547,092      $417,974      $683,845       $1,056,453        $1,364,502
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                                     1.08%(d)        1.16%         1.07%         0.99%            0.93%(e)          0.92%
=================================================================================================================================
Ratio of net investment income to
  average net assets                         8.06%(d)        9.64%        11.15%(b)     11.98%           10.79%(e)         10.06%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                     42%            101%           59%           55%              23%               79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have remained the same and the ratio of net investment income to average net assets would have been 11.22%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $615,756,735.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                 CLASS B
                                        -----------------------------------------------------------------------------------------
                                        SIX MONTHS                                                 SEVEN MONTHS
                                           ENDED                 YEAR ENDED JULY 31,                  ENDED           YEAR ENDED
                                        JANUARY 31,      ------------------------------------        JULY 31,        DECEMBER 31,
                                           2004            2003          2002          2001            2000              1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $   4.12        $   3.71      $   4.93      $   7.01       $     8.07        $     8.76
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                      0.16            0.34(a)       0.45(b)       0.64             0.44              0.79
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)           0.40            0.41         (1.18)        (2.03)           (1.03)            (0.66)
=================================================================================================================================
    Total from investment operations         0.56            0.75         (0.73)        (1.39)           (0.59)             0.13
=================================================================================================================================
Less distributions:
  Dividends from net investment income      (0.17)          (0.34)        (0.49)        (0.65)           (0.45)            (0.80)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net
    investment income                          --              --            --         (0.01)              --                --
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                            --              --            --         (0.03)           (0.02)            (0.02)
=================================================================================================================================
    Total distributions                     (0.17)          (0.34)        (0.49)        (0.69)           (0.47)            (0.82)
=================================================================================================================================
Redemption fees added to beneficial
  interest                                   0.00              --            --            --               --                --
=================================================================================================================================
Net asset value, end of period           $   4.51        $   4.12      $   3.71      $   4.93       $     7.01        $     8.07
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                             13.78%          21.44%       (15.99)%      (20.60)%          (7.49)%            1.46%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $528,072        $530,239      $469,408      $756,704       $1,206,737        $1,559,864
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                                     1.83%(d)        1.91%         1.82%         1.75%            1.69%(e)          1.68%
=================================================================================================================================
Ratio of net investment income to
  average net assets                         7.31%(d)        8.89%        10.40%(b)     11.22%           10.03%(e)          9.30%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                     42%            101%           59%           55%              23%               79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.46 and the ratio of net investment income to average net assets would have been 10.47%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $527,811,262.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                  CLASS C
                                           --------------------------------------------------------------------------------------
                                           SIX MONTHS                                              SEVEN MONTHS
                                              ENDED                YEAR ENDED JULY 31,                ENDED           YEAR ENDED
                                           JANUARY 31,      ---------------------------------        JULY 31,        DECEMBER 31,
                                              2004           2003         2002         2001            2000              1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  4.10        $  3.70      $  4.92      $  6.99        $   8.05          $   8.74
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         0.16           0.34(a)      0.45(b)      0.65            0.44              0.78
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    0.40           0.40        (1.18)       (2.03)          (1.03)            (0.65)
=================================================================================================================================
    Total from investment operations            0.56           0.74        (0.73)       (1.38)          (0.59)             0.13
=================================================================================================================================
Less distributions:
  Dividends from net investment income         (0.17)         (0.34)       (0.49)       (0.65)          (0.45)            (0.80)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net
    investment income                             --             --           --        (0.01)             --                --
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                               --             --           --        (0.03)          (0.02)            (0.02)
=================================================================================================================================
    Total distributions                        (0.17)         (0.34)       (0.49)       (0.69)          (0.47)            (0.82)
=================================================================================================================================
Redemption fees added to beneficial
  interest                                      0.00             --           --           --              --                --
=================================================================================================================================
Net asset value, end of period               $  4.49        $  4.10      $  3.70      $  4.92        $   6.99          $   8.05
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                13.85%         21.22%      (16.02)%     (20.52)%         (7.51)%            1.46%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $99,854        $72,086      $50,060      $81,871        $110,297          $129,675
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets         1.83%(d)       1.91%        1.82%        1.75%           1.69%(e)          1.68%
=================================================================================================================================
Ratio of net investment income to average
  net assets                                    7.31%(d)       8.89%       10.40%(b)    11.22%          10.03%(e)          9.30%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                        42%           101%          59%          55%             23%               79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.46 and the ratio of net investment income to average net assets would have been 10.47%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $86,204,340.
(e)  Annualized
(f)  Not annualized for periods less than one year.

                                                                 INVESTOR CLASS
                                                              ---------------------
                                                               SEPTEMBER 30, 2003
                                                                   (DATE SALES
                                                                  COMMENCED) TO
                                                                JANUARY 31, 2004
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                $   4.20
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.12
-----------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                0.31
===================================================================================
    Total from investment operations                                    0.43
===================================================================================
Less dividends from net investment income                              (0.13)
===================================================================================
Redemption fees added to beneficial interest                            0.00
===================================================================================
Net asset value, end of period                                      $   4.50
___________________________________________________________________________________
===================================================================================
Total return(b)                                                        10.23%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $273,517
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets                                 1.06%(c)
===================================================================================
Ratio of net investment income to average net assets                    8.06%(c)
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate(d)                                                42%
___________________________________________________________________________________
===================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios annualized and are based on average daily net assets of $202,861,768.
(d)  Not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG continues to serve as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

  A.  Regulatory Inquiries and Actions
      ---------------------------------

    1.  IFG

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the chief executive officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

    2.  AIM

AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

    3.  AMVESCAP Response

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

  B.  Private Actions
      ---------------

In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and
(iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions alleging market timing throughout the mutual fund industry should be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Twelve actions filed against IFG have been conditionally transferred to the Panel in Maryland, and IFG and AIM anticipate that all other market timing actions that may be filed or that are already pending against IFG and/or AIM will be transferred to the Panel as well.

  Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

  As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

FINANCIALS

SCHEDULE OF INVESTMENTS

January 31, 2004
(Unaudited)

                                                            PAR
                                               MATURITY    (000)       VALUE
--------------------------------------------------------------------------------
U.S. TREASURY NOTES--99.91%
1.50%                                          02/28/05   $43,000   $ 43,114,380
--------------------------------------------------------------------------------
1.63%                                          03/31/05    43,200     43,355,088
--------------------------------------------------------------------------------
1.63%                                          04/30/05    43,600     43,743,008
--------------------------------------------------------------------------------
1.25%                                          05/31/05    43,600     43,511,492
--------------------------------------------------------------------------------
1.13%                                          06/30/05    43,600     43,409,468
--------------------------------------------------------------------------------
1.50%                                          07/31/05    43,600     43,593,024
--------------------------------------------------------------------------------
2.00%                                          08/31/05    43,600     43,886,016
--------------------------------------------------------------------------------
1.63%                                          09/30/05    43,600     43,613,516
--------------------------------------------------------------------------------
1.63%                                          10/31/05    43,600     43,579,508
--------------------------------------------------------------------------------
1.88%                                          11/30/05    43,600     43,702,024
--------------------------------------------------------------------------------
1.88%                                          12/31/05    43,500     43,574,820
--------------------------------------------------------------------------------
1.88%                                          01/31/06    43,000     43,050,439
________________________________________________________________________________
================================================================================
TOTAL INVESTMENTS (Cost $520,947,203)--99.91%                        522,132,783
________________________________________________________________________________
================================================================================
OTHER ASSETS LESS LIABILITIES--0.09%                                     480,191
________________________________________________________________________________
================================================================================
NET ASSETS--100.00%                                                 $522,612,974
________________________________________________________________________________
================================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost
  $520,947,203)                                $522,132,783
-----------------------------------------------------------
Receivables for:
  Investments sold                               43,664,411
-----------------------------------------------------------
  Fund shares sold                                  592,855
-----------------------------------------------------------
  Interest                                        2,514,932
-----------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                   66,842
-----------------------------------------------------------
Other assets                                         79,380
===========================================================
    Total assets                                569,051,203
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                          43,038,883
-----------------------------------------------------------
  Fund shares reacquired                          2,948,778
-----------------------------------------------------------
  Amount due custodian bank                          74,046
-----------------------------------------------------------
  Dividends                                          83,449
-----------------------------------------------------------
  Deferred compensation and retirement plans         90,473
-----------------------------------------------------------
Accrued distribution fees                            76,788
-----------------------------------------------------------
Accrued trustees' fees                                  880
-----------------------------------------------------------
Accrued transfer agent fees                         124,932
===========================================================
    Total liabilities                            46,438,229
===========================================================
Net assets applicable to shares outstanding    $522,612,974
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $520,458,538
-----------------------------------------------------------
Undistributed net investment income                      45
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                             968,811
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                      1,185,580
===========================================================
                                               $522,612,974
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $453,431,204
___________________________________________________________
===========================================================
Class A3                                       $ 65,396,027
___________________________________________________________
===========================================================
Institutional Class                            $  3,785,743
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          43,893,855
___________________________________________________________
===========================================================
Class A3                                          6,332,473
___________________________________________________________
===========================================================
Institutional Class                                 366,546
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      10.33
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.33 divided
      by 99.00%)                               $      10.43
___________________________________________________________
===========================================================
Class A3:
  Net asset value and offering price per
    share                                      $      10.33
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      10.33
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended January 31, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $5,033,918
========================================================================

EXPENSES:

Advisory fees                                                    587,419
------------------------------------------------------------------------
Administrative services fees                                      79,215
------------------------------------------------------------------------
Custodian fees                                                    13,249
------------------------------------------------------------------------
Distribution fees:
  Class A                                                        387,916
------------------------------------------------------------------------
  Class A3                                                       136,717
------------------------------------------------------------------------
Transfer agent fees (Class A & Class A3)                         402,971
------------------------------------------------------------------------
Transfer agent fees (Institutional Class)                            946
------------------------------------------------------------------------
Trustees' fees                                                     8,490
------------------------------------------------------------------------
Other                                                            139,296
========================================================================
    Total expenses                                             1,756,219
========================================================================
Less: Fees waived and expense offset arrangements                 (3,227)
========================================================================
    Net expenses                                               1,752,992
========================================================================
Net investment income                                          3,280,926
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain from investment securities                   2,173,297
------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of
  investment securities                                          (45,608)
========================================================================
Net gain from investment securities                            2,127,689
========================================================================
Net increase in net assets resulting from operations          $5,408,615
________________________________________________________________________
========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2004 and the year ended July 31, 2003 (Unaudited)

                                                               JANUARY 31,       JULY 31,
                                                                  2004             2003
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  3,280,926     $  13,330,583
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities                   2,173,297        11,624,560
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                          (45,608)       (9,284,613)
============================================================================================
    Net increase in net assets resulting from operations         5,408,615        15,670,530
============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (2,892,689)      (12,750,428)
--------------------------------------------------------------------------------------------
  Class A3                                                        (359,794)         (517,649)
--------------------------------------------------------------------------------------------
  Institutional Class                                              (28,398)          (62,506)
============================================================================================
  Total distributions from net investment income                (3,280,881)      (13,330,583)
============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                       (7,809,831)       (7,010,203)
--------------------------------------------------------------------------------------------
  Class A3                                                      (1,227,629)         (129,528)
--------------------------------------------------------------------------------------------
  Institutional Class                                              (65,668)          (24,193)
============================================================================================
  Total distributions from net realized gains                   (9,103,128)       (7,163,924)
============================================================================================
    Decrease in net assets resulting from distributions        (12,384,009)      (20,494,507)
============================================================================================
Share transactions-net:
  Class A                                                     (118,578,306)     (113,847,783)
--------------------------------------------------------------------------------------------
  Class A3                                                     (28,072,407)       94,792,404
--------------------------------------------------------------------------------------------
  Institutional Class                                              (76,350)          966,624
============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                       (146,727,063)      (18,088,755)
============================================================================================
    Net increase (decrease) in net assets                     (153,702,457)      (22,912,732)
============================================================================================

NET ASSETS:

  Beginning of period                                          676,315,431       699,228,163
============================================================================================
  End of period (including undistributed net investment
    income of $45 and $0 for 2004 and 2003, respectively)     $522,612,974     $ 676,315,431
____________________________________________________________________________________________
============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

January 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Limited Maturity Treasury Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management company consisting of nine separate series portfolios each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to seek liquidity with minimum fluctuation of principal value, and consistent with this objective, the highest total return achievable.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end, and as such, the net asset value for shareholder transactions may be different than the net asset value reported in their financial statements. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.20% on the first $500 million of the Fund's average daily net assets, plus 0.175% on the Fund's average daily net assets in excess of $500 million.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended January 31, 2004, AIM was paid $79,215 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. During the six months ended January 31, 2004, AISI retained $160,400 for such services and reimbursed no fees for the Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A shares, Class A3 shares and the Institutional Class shares of the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A and Class A3 shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM

Distributors compensation at the annual rate of 0.15% of the Fund's average daily net assets of Class A shares and 0.35% of the average daily net assets of Class A3 shares. Of these amounts, up to 0.15% of the average daily net assets of Class A shares and up to 0.25% of the average daily net assets of Class A3 shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended January 31, 2004, the Class A and Class A3 shares paid $387,916 and $136,717, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended January 31, 2004, AIM Distributors retained $9,817 in front-end sales commissions from the sale of Class A shares and $1,961 from Class A shares, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from Demand Deposit Account (DDA) balances in transfer agency clearing accounts. For the six months ended January 31, 2004, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $3,227 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $3,227.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the six months ended January 31, 2004, the Fund paid legal fees of $3,511 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended January 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2004 was $298,857,156 and $456,640,313, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                          $1,271,165
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                             (97,696)
===========================================================
Net unrealized appreciation of investment
  securities                                     $1,173,469
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $520,959,314.

NOTE 8--SHARE INFORMATION

The Fund currently consists of three different classes of shares: Class A shares, Class A3 shares and the Institutional Class shares. Class A shares are sold with a front-end sales charge. Class A3 shares and the Institutional Class shares are sold at net asset value. Under some circumstances, Class A shares are subject to CDSC. As of the close of business on October 30, 2002, Class A shares were closed to new investors.

                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                    JANUARY 31, 2004                 JULY 31, 2003
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       2,057,890    $  21,486,323     25,805,338    $ 271,953,993
--------------------------------------------------------------------------------------------------------------------------
  Class A3*                                                     2,813,590       29,399,594     12,760,368      134,005,850
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              94,988          993,092        220,446        2,316,869
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         847,563        8,772,597      1,610,631       16,920,387
--------------------------------------------------------------------------------------------------------------------------
  Class A3*                                                       136,189        1,408,662         55,441          581,385
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                               5,650           58,329            425            4,464
==========================================================================================================================
Reacquired:
  Class A                                                     (14,248,486)    (148,837,226)   (38,275,556)    (402,722,163)
--------------------------------------------------------------------------------------------------------------------------
  Class A3*                                                    (5,643,014)     (58,880,663)    (3,790,101)     (39,794,831)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (108,178)      (1,127,771)      (128,741)      (1,354,709)
==========================================================================================================================
                                                              (14,043,808)   $(146,727,063)    (1,741,749)   $ (18,088,755)
__________________________________________________________________________________________________________________________
==========================================================================================================================

* Class A3 shares commenced sales on October 31, 2002.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                     CLASS A
                                                 --------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED                                YEAR ENDED JULY 31,
                                                 JANUARY 31,       --------------------------------------------------------------
                                                   2004              2003        2002           2001           2000        1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  10.46         $  10.53    $  10.26       $   9.96       $  10.03    $  10.07
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.06             0.19        0.33(a)        0.52(b)        0.51        0.47
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                          0.04             0.03        0.27           0.31          (0.07)      (0.04)
=================================================================================================================================
    Total from investment operations                  0.10             0.22        0.60           0.83           0.44        0.43
=================================================================================================================================
Less distributions:
  Dividends from net investment income               (0.06)           (0.19)      (0.33)         (0.53)         (0.51)      (0.47)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains              (0.17)           (0.10)         --             --             --          --
=================================================================================================================================
    Total distributions                              (0.23)           (0.29)      (0.33)         (0.53)         (0.51)      (0.47)
=================================================================================================================================
Net asset value, end of period                    $  10.33         $  10.46    $  10.53       $  10.26       $   9.96    $  10.03
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                       0.95%            2.18%       5.89%          8.53%          4.50%       4.32%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $453,431         $577,993    $696,259       $507,799       $300,058    $390,018
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets               0.56%(d)         0.53%       0.48%          0.56%          0.54%       0.54%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                              1.12%(d)         1.85%       3.12%(a)       5.15%          5.07%       4.61%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                              50%             124%        149%           137%           122%        184%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.34 and the ratio of net investment income to average net assets would have been 3.29%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $514,402,995.
(e)  Not annualized for periods less than one year.


                                                                           CLASS A3
                                                              ----------------------------------
                                                                                OCTOBER 31, 2002
                                                              SIX MONTHS        (DATE SALES
                                                                ENDED           COMMENCED) TO
                                                              JANUARY 31,        JULY 31,
                                                                2004               2003
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.46             $ 10.59
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.05                0.13
------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.04               (0.04)
================================================================================================
    Total from investment operations                               0.09                0.09
================================================================================================
Less distributions:
  Dividends from net investment income                            (0.05)              (0.12)
------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.17)              (0.10)
================================================================================================
    Total distributions                                           (0.22)              (0.22)
================================================================================================
Net asset value, end of period                                  $ 10.33             $ 10.46
________________________________________________________________________________________________
================================================================================================
Total return(a)                                                    0.85%               0.88%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $65,396             $94,409
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets                            0.76%(b)            0.73%(c)
================================================================================================
Ratio of net investment income to average net assets               0.92%(b)            1.65%(c)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(d)                                           50%                124%
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $77,699,491.
(c)  Annualized.
(d)  Not annualized for periods less than one year.


                                                                                  INSTITUTIONAL CLASS
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS
                                                        ENDED                              YEAR ENDED JULY 31,
                                                       JANUARY 31,       --------------------------------------------------------
                                                         2004             2003      2002         2001         2000         1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $10.46          $10.53    $10.26       $ 9.96       $10.03       $ 10.07
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.07            0.22      0.34(a)      0.54(b)      0.54          0.49
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            0.04            0.03      0.27         0.31        (0.07)        (0.04)
=================================================================================================================================
    Total from investment operations                       0.11            0.25      0.61         0.85         0.47          0.45
=================================================================================================================================
Less distributions:
  Dividends from net investment income                    (0.07)          (0.22)    (0.34)       (0.55)       (0.54)        (0.49)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   (0.17)          (0.10)       --           --           --            --
=================================================================================================================================
    Total distributions                                   (0.24)          (0.32)    (0.34)       (0.55)       (0.54)        (0.49)
=================================================================================================================================
Net asset value, end of period                           $10.33          $10.46    $10.53       $10.26       $ 9.96       $ 10.03
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                            1.08%           2.42%     6.05%        8.80%        4.78%         4.55%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $3,786          $3,913    $2,970       $1,812       $2,455       $17,131
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                    0.32%(d)        0.30%     0.34%        0.33%(e)     0.29%         0.31%
=================================================================================================================================
Ratio of net investment income to average net assets       1.36%(d)        2.08%     3.26%(a)     5.38%        5.31%         4.84%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                   50%            124%      149%         137%         122%          184%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and the Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.35, and the ratio of net investment income to average assets would have been 3.43%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $4,148,863.
(e) Including expense reimbursement. Ratio of expenses to average net assets excluding reimbursement is 0.41%
(f)  Not annualized for periods less than one year.

NOTE 10--LEGAL PROCEEDINGS


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG continues to serve as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

  A.  Regulatory Inquiries and Actions

    1.  IFG

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the chief executive officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

    2.  AIM

AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

    3.  AMVESCAP Response

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

  B.  Private Actions

In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and
(iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions alleging market timing throughout the mutual fund industry should be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Twelve actions filed against IFG have been conditionally transferred to the Panel in Maryland, and IFG and AIM anticipate that all other market timing actions that may be filed or that are already pending against IFG and/or AIM will be transferred to the Panel as well.

  Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

  As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

FINANCIALS

SCHEDULE OF INVESTMENTS

January 31, 2004
(Unaudited)

                                                       PAR
                                          MATURITY    (000)        VALUE
-----------------------------------------------------------------------------
COMMERCIAL PAPER-20.86%(a)

ASSET-BACKED SECURITIES -- COMMERCIAL
  LOANS/ LEASES-0.87%

Atlantis One Funding Corp. (Rabobank-ABS
  Program Sponsor) (Acquired 11/25/03;
  Cost $13,921,056)
  1.16%(b)                                05/18/04   $14,000   $   13,951,731
=============================================================================

ASSET-BACKED SECURITIES -- CONSUMER
  RECEIVABLES-0.50%

Thunder Bay Funding Inc. (Royal Bank of
  Canada-ABS Program Sponsor) (Acquired
  01/15/04; Cost $8,064,752)
  1.03%(b)                                03/08/04     8,077        8,068,681
=============================================================================

ASSET-BACKED SECURITIES -- FULLY
  BACKED-4.31%

Tulip Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor) (Acquired
  01/08/04; Cost $68,912,824)
  1.03%(b)                                02/12/04    68,974       68,952,292
=============================================================================

ASSET-BACKED SECURITIES -- MULTI-
  PURPOSE-4.68%

Asset Securitization Capital Co., LLC
  (Canadian Imperial Bank of
  Commerce-ABS Program Sponsor)
  (Acquired 01/27/04; Cost $9,983,533)
  1.04%(b)                                03/24/04    10,000        9,984,978
-----------------------------------------------------------------------------
Barton Capital Corp. (Societe
  Generale-ABS Program Sponsor)
  (Acquired 01/15/04; Cost $34,943,922)
  1.03%(b)                                03/11/04    35,000       34,960,946
-----------------------------------------------------------------------------
Edison Asset Securitization, LLC (GE
  Capital Corp.-ABS Program Sponsor)
  (Acquired 01/21/04; Cost $29,919,400)
  1.04%(b)                                04/23/04    30,000       29,928,933
=============================================================================
                                                                   74,874,857
=============================================================================

ASSET-BACKED SECURITIES -- TRADE
  RECEIVABLES-3.94%

Eureka Securitization, Inc. (Citibank
  N.A.-ABS Program Sponsor) (Acquired
  01/09/04; Cost $24,961,722)
  1.04%(b)                                03/02/04    25,000       24,978,333
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                       PAR
                                          MATURITY    (000)        VALUE
ASSET-BACKED SECURITIES -- TRADE
  RECEIVABLES-(CONTINUED)

FCAR Owner Trust-Series I (Ford Motor
  Credit Co.-ABS Program Sponsor)
  1.09%                                   02/13/04   $38,000   $   37,986,193
=============================================================================
                                                                   62,964,526
=============================================================================

RAILROADS-4.69%

Network Rail CP Finance PLC (United
  Kingdom) (Strategic Rail Authority-ABS
  Program Sponsor) (Acquired 10/09/03;
  Cost $74,712,358)
  1.10%(b)                                02/17/04    75,000       74,963,474
=============================================================================

REGIONAL BANKS-1.87%

Banque et Caisse d'Epargne de l'Etat
  (Luxembourg)
  1.18%                                   06/07/04    30,000       29,875,117
=============================================================================
Total Commercial Paper (Cost $333,650,678)                        333,650,678
=============================================================================

CERTIFICATES OF DEPOSIT-12.07%

ABN AMRO Bank N.V. (Netherlands)
  1.25%                                   11/02/04    10,000       10,000,000
-----------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom)
  1.35%                                   04/19/04    15,000       15,012,176
-----------------------------------------------------------------------------
BNP Paribas (France)
  1.39%                                   08/05/04     5,000        5,001,019
-----------------------------------------------------------------------------
HBOS Treasury Services PLC (United
  Kingdom)
  1.16%                                   03/22/04    40,000       40,000,000
-----------------------------------------------------------------------------
Societe Generale (France)
  1.06%(c)                                10/01/04    23,000       22,994,602
-----------------------------------------------------------------------------
Svenska Handelsbacken AB (Sweden)
  1.12%                                   07/14/04    50,000       50,000,000
-----------------------------------------------------------------------------
UniCredito Italiano S.p.A. (Italy)
  1.07%                                   04/13/04    50,000       50,000,000
=============================================================================
Total Certificates of Deposit (Cost $193,007,797)                 193,007,797
=============================================================================

MASTER NOTE AGREEMENTS-10.32%(d)

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 08/25/03; Cost $85,000,000)
  1.20%(b)(e)                             02/23/04    85,000       85,000,000
-----------------------------------------------------------------------------
Morgan Stanley (Acquired 09/15/03; Cost
  $80,000,000)
  1.11%(b)(f)                             06/14/04    80,000       80,000,000
=============================================================================
Total Master Note Agreements (Cost
  $165,000,000)                                                   165,000,000
=============================================================================

                                                       PAR
                                          MATURITY    (000)        VALUE
-----------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-10.22%

FEDERAL HOME LOAN BANK-6.76%

Unsec. Bonds,
  3.75%                                   02/13/04   $18,000   $   18,013,811
-----------------------------------------------------------------------------
  1.12%                                   07/12/04    10,000       10,000,000
-----------------------------------------------------------------------------
  1.03%                                   07/23/04    50,000       50,000,000
-----------------------------------------------------------------------------
  1.46%                                   11/17/04     5,000        5,000,000
-----------------------------------------------------------------------------
  1.20%                                   02/28/05    25,000       24,975,000
=============================================================================
                                                                  107,988,811
=============================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-3.46%

Disc. Notes,
  1.03%(g)                                05/03/04    25,600       25,541,404
-----------------------------------------------------------------------------
  1.28%(g)                                09/28/04    20,000       19,829,333
-----------------------------------------------------------------------------
Unsec. Notes,
  1.36%                                   09/10/04    10,000       10,000,000
=============================================================================
                                                                   55,370,737
=============================================================================
Total U.S. Government Agency Securities
  (Cost $163,359,548)                                             163,359,548
=============================================================================

TIME DEPOSITS-5.63%

ING Belgium S.A./N.V.-Brussels (Belgium)
  1.06%                                   02/02/04    25,000       25,000,000
-----------------------------------------------------------------------------
WestLB A.G.-Cayman (Germany)
  1.06%                                   02/02/04    65,000       65,000,000
=============================================================================
Total Time Deposits (Cost $90,000,000)                             90,000,000
=============================================================================

MEDIUM-TERM NOTES-3.13%

Money Market Trust LLY-Series 2002-B,
Floating Rate Notes (Acquired 12/03/02;
Cost $50,000,000)
  1.17%(b)(c)(h)                          12/03/04    50,000       50,000,000
=============================================================================

PROMISSORY NOTES-1.88%

Goldman Sachs Group, Inc. (The)
  (Acquired 12/16/03; Cost $30,000,000)
  1.25%(b)(h)                             07/13/04    30,000       30,000,000
=============================================================================

VARIABLE RATE DEMAND
  NOTES-1.85%(i)(j)(k)

INSURED-0.40%

Michigan (State of) Housing Development
  Authority; Taxable Series 2000 C RB,
  1.17%(l)                                12/01/20     6,405        6,405,000
=============================================================================

-----------------------------------------------------------------------------
                                                       PAR
                                          MATURITY    (000)        VALUE
LETTER OF CREDIT GUARANTEED-1.45%(m)

Family Express Corp., LLC-Series A, Loan
  Program Notes (LOC-First of America
  Bank, N.A.),
  1.08%                                   04/01/28   $ 9,070   $    9,070,000
-----------------------------------------------------------------------------
Miami-Dade (County of), Florida
  Industrial Development Authority
  (Dolphins Stadium); Taxable Series
  2000 IDR (LOC-Societe Generale),
  1.05%                                   07/01/22       100          100,000
-----------------------------------------------------------------------------
Mississippi (State of) Business Finance
  Corp. (Viking Range Corp. Project);
  Taxable Series 2000 IDR (LOC-Bank of
  America N.A),
  1.17%                                   06/01/15    14,095       14,095,000
=============================================================================
                                                                   23,265,000
=============================================================================
    Total Variable Rate Demand Notes
      (Cost $29,670,000)                                           29,670,000
=============================================================================

FUNDING AGREEMENTS-1.06%

New York Life Insurance Co. (Acquired
  04/03/03; Cost $17,000,000)
  1.21%(b)(c)(h)                          04/07/04    17,000       17,000,000
=============================================================================

ASSET-BACKED SECURITIES-0.83%

CONSUMER RECEIVABLES-0.20%

Honda Auto Receivables 2003-2 Owner
  Trust, Class A-1 Notes,
  1.23%                                   06/11/04       367          367,363
-----------------------------------------------------------------------------
Nissan Auto Receivables 2003-B Owner
  Trust, Class A1 Notes,
  1.17%                                   06/15/04     2,883        2,883,198
=============================================================================
                                                                    3,250,561
=============================================================================

STRUCTURED-0.63%

Holmes Financing (No. 7) PLC (United
  Kingdom)-Series 1, Class A, Floating
  Rate Bonds,
  1.06%(c)                                04/15/04    10,000       10,000,000
=============================================================================
    Total Asset-Backed Securities (Cost
      $13,250,561)                                                 13,250,561
=============================================================================
    Total Investments (excluding
      Repurchase Agreements) (Cost
      $1,084,938,584)                                           1,084,938,584
=============================================================================

REPURCHASE AGREEMENTS-35.29%

Banc of America Securities LLC
  1.12%(n)                                02/02/04    60,000       60,000,000
-----------------------------------------------------------------------------
Banc One Capital Markets Group
  1.02%(o)                                02/02/04    34,323       34,322,844
-----------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York
  Branch (France)
  1.13%(p)                                02/02/04    65,000       65,000,000
-----------------------------------------------------------------------------

                                                       PAR
                                          MATURITY    (000)        VALUE
-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Citigroup Global Markets Inc.
  1.03%(q)                                02/02/04   $65,000   $   65,000,000
-----------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York
  Branch (Germany)
  1.12%(r)                                02/02/04    70,000       70,000,000
-----------------------------------------------------------------------------
Greenwich Capital Markets, Inc.-New York
  Branch (United Kingdom)
  1.04%(s)                                02/02/04    65,000       65,000,000
-----------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
  1.04%(t)                                02/02/04    65,000       65,000,000
-----------------------------------------------------------------------------
UBS Warburg LLC-New York Branch
  (Switzerland)
  1.04%(u)                                02/02/04    65,000       65,000,000
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                       PAR
                                          MATURITY    (000)        VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Wachovia Securities, Inc.
  1.13%(v)                                02/02/04   $75,000   $   75,000,000
=============================================================================
    Total Repurchase Agreements (Cost
      $564,322,844)                                               564,322,844
=============================================================================
TOTAL INVESTMENTS-103.14% (Cost
  $1,649,261,428)(w)                                            1,649,261,428
=============================================================================
OTHER ASSETS LESS LIABILITIES-(3.14%)                             (50,236,863)
=============================================================================
NET ASSETS-100.00%                                             $1,599,024,565
_____________________________________________________________________________
=============================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
Ctfs.   - Certificates
Disc.   - Discounted
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
RB      - Revenue Bonds
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 01/31/04 was $527,789,368, which represented 33.01% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Interest rates are redetermined monthly. Rates shown are rates in effect on 01/31/04.
(d) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business days notice. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 1/31/04.
(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day's oral notice for up to 10% of outstanding amount, otherwise, upon seven business day's written notice for more than 10% of outstanding balance. Interest rates are redetermined daily. Rate is shown is the rate in effect on 01/31/04.
(g) Security is traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of the purchase by the Fund.
(h) Security considered to be illiquid. The aggregate market value of these securities considered to be illiquid at 01/31/04 was $97,000,000 which represented 6.07% of the Fund's net assets.
(i) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(j) Interest on these securities is taxable income to the Fund.
(k) Interest rates are redetermined weekly. Rates shown are rates in effect on 01/31/04.
(l) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp. or MBIA Insurance Corp.
(m) Principal and interest payments are guaranteed by the letter of credit agreement.
(n) Repurchase agreement entered into 01/30/04 with a maturing value of $60,005,600. Collateralized by $56,952,676 corporate obligations, 0% to 8.40% due 05/15/06 to 03/01/33 with a market value at 01/31/04 of
    $63,000,001.
(o) Joint repurchase agreement entered into 01/30/04 with a maturing value of $500,042,500. Collateralized by $502,515,000 U.S. Government obligations, 0% to 7.60% due 02/02/04 to 11/15/13 with an aggregate market value at 01/31/04 of $510,003,975.
(p) Repurchase agreement entered into 01/30/04 with a maturing value of $65,006,121. Collateralized by $58,304,934 corporate obligations, 1.84% to 9.50% due 10/20/05 to 06/01/31 with a market value at 01/31/04 of
    $68,250,001.
(q) Joint repurchase agreement entered into 01/30/04 with a maturing value of $325,027,896. Collateralized by $313,414,000 U.S. Government obligations, 0% to 6.75% due 10/01/08 to 03/15/31 with an aggregate market value at 01/31/04 of $331,500,320.
(r) Repurchase agreement entered into 01/30/04 with a maturing value of $70,006,533. Collateralized by $73,427,689 corporate obligations, 1.27% to 1.62% due 02/17/09 to 12/12/38 with a market value at 01/31/04 of
    $73,500,000.
(s) Joint repurchase agreement entered into 01/30/04 with a maturing value of $250,021,667. Collateralized by $447,514,000 U.S. Government obligations, 0% to 9.38% due 04/15/04 to 04/15/30 with an aggregate market value at 01/31/04 of $255,001,895.
(t) Joint repurchase agreement entered into 01/30/04 with a maturing value of $250,021,667. Collateralized by $245,132,143 U.S. Government obligations, 4.50% to 7.00% due 02/01/18 to 01/01/34 with an aggregate market value at 01/31/04 of $255,637,501.
(u) Joint repurchase agreement entered into 01/30/04 with a maturing value of $250,021,667. Collateralized by $238,210,933 U.S. Government obligations, 4.50% to 9.00% due 05/01/06 to 01/01/34 with an aggregate market value at 01/31/04 of $255,003,852.
(v) Repurchase agreement entered into 01/30/04 with a maturing value of $75,007,063. Collateralized by $260,221,221 corporate obligations, 0.28% to 7.80% due 07/26/04 to 10/01/40 with a market value at 01/31/04 of
    $78,750,001.
(w) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2004
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (amortized cost)       $1,084,938,584
------------------------------------------------------------
Repurchase agreements (amortized cost)           564,322,844
============================================================
    Total investments                          1,649,261,428
============================================================
Receivables for:
  Fund shares sold                                16,508,138
------------------------------------------------------------
  Interest                                         1,217,460
------------------------------------------------------------
  Amount due from advisor                            136,072
------------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                   236,809
------------------------------------------------------------
Other assets                                         242,057
============================================================
    Total assets                               1,667,601,964
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           60,516,404
------------------------------------------------------------
  Fund shares reacquired                           7,118,738
------------------------------------------------------------
  Deferred compensation and retirement plans         319,218
------------------------------------------------------------
  Amount due custodian bank                           77,881
------------------------------------------------------------
  Dividends                                           10,326
------------------------------------------------------------
Accrued distribution fees                            442,909
------------------------------------------------------------
Accrued trustees' fees                                 1,398
------------------------------------------------------------
Accrued transfer agent fees                           31,561
------------------------------------------------------------
Accrued operating expenses                            58,964
============================================================
    Total liabilities                             68,577,399
============================================================
Net assets applicable to shares outstanding   $1,599,024,565
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest               $1,599,027,580
------------------------------------------------------------
  Undistributed net investment income                 50,777
------------------------------------------------------------
  Undistributed net realized gain (loss)
    from investment securities                       (53,792)
============================================================
                                              $1,599,024,565
____________________________________________________________
============================================================

NET ASSETS:

AIM Cash Reserve Shares                       $  731,948,051
____________________________________________________________
============================================================
Class B                                       $  380,029,860
____________________________________________________________
============================================================
Class C                                       $   88,204,217
____________________________________________________________
============================================================
Class R                                       $    3,964,454
____________________________________________________________
============================================================
Investor Class                                $  394,877,983
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

AIM Cash Reserve Shares                          732,011,741
____________________________________________________________
============================================================
Class B                                          380,057,316
____________________________________________________________
============================================================
Class C                                           88,212,095
____________________________________________________________
============================================================
Class R                                            3,964,729
____________________________________________________________
============================================================
Investor Class                                   395,220,601
____________________________________________________________
============================================================
Net asset value and offering price per share
  for each class                              $         1.00
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended January 31, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $ 9,357,058
=========================================================================
EXPENSES:

Advisory fees                                                   4,450,449
-------------------------------------------------------------------------
Administrative services fees                                      203,589
-------------------------------------------------------------------------
Custodian fees                                                     24,158
-------------------------------------------------------------------------
Distribution fees:
  AIM Cash Reserve Shares                                       1,114,805
-------------------------------------------------------------------------
  Class B                                                       2,363,898
-------------------------------------------------------------------------
  Class C                                                         503,310
-------------------------------------------------------------------------
  Class R                                                          11,202
-------------------------------------------------------------------------
Transfer agent fees                                             1,671,770
-------------------------------------------------------------------------
Trustees' fees                                                     15,127
-------------------------------------------------------------------------
Other                                                             179,147
=========================================================================
    Total expenses                                             10,537,455
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                 (4,651,782)
=========================================================================
    Net expenses                                                5,885,673
=========================================================================
Net investment income                                           3,471,385
=========================================================================
Net realized gain (loss) from investment securities                (1,521)
=========================================================================
Net increase in net assets resulting from operations          $ 3,469,864
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2004 and the year ended July 31, 2003 (Unaudited)

                                                               JANUARY 31,         JULY 31,
                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    3,471,385    $    7,842,936
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 (1,521)           44,022
==============================================================================================
    Net increase in net assets resulting from operations           3,469,864         7,886,958
==============================================================================================
Distributions to shareholders from net investment income:
  AIM Cash Reserve Shares                                         (2,470,125)       (7,299,075)
----------------------------------------------------------------------------------------------
  Class B                                                           (112,741)         (432,412)
----------------------------------------------------------------------------------------------
  Class C                                                           (151,871)         (100,719)
----------------------------------------------------------------------------------------------
  Class R                                                             (6,618)          (10,730)
----------------------------------------------------------------------------------------------
  Investor Class                                                    (839,162)               --
==============================================================================================
  Total distributions from net investment income                  (3,580,517)       (7,842,936)
==============================================================================================
Distributions to shareholders from net realized gains:
  AIM Cash Reserve Shares                                            (23,647)          (35,590)
----------------------------------------------------------------------------------------------
  Class B                                                            (12,702)          (20,898)
----------------------------------------------------------------------------------------------
  Class C                                                             (2,805)           (3,549)
----------------------------------------------------------------------------------------------
  Class R                                                               (122)              (38)
----------------------------------------------------------------------------------------------
  Investor Class                                                     (12,995)               --
==============================================================================================
  Total distributions from net realized gains                        (52,271)          (60,075)
==============================================================================================
    Decrease in net assets resulting from distributions           (3,632,788)       (7,903,011)
==============================================================================================
Share transactions-net:
  AIM Cash Reserve Shares                                       (456,849,181)       67,004,557
----------------------------------------------------------------------------------------------
  Class B                                                       (163,744,502)     (174,148,217)
----------------------------------------------------------------------------------------------
  Class C                                                        (25,093,104)       (5,640,712)
----------------------------------------------------------------------------------------------
  Class R                                                         (2,315,541)        6,270,260
----------------------------------------------------------------------------------------------
  Investor Class                                                 394,916,540                --
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (253,085,788)     (106,514,112)
==============================================================================================
    Net increase (decrease) in net assets                       (253,248,712)     (106,530,165)
==============================================================================================
NET ASSETS:

  Beginning of period                                          1,852,273,277     1,958,803,442
==============================================================================================
  End of period (including undistributed net investment
    income of $50,777 and $159,909 for 2004 and 2003,
    respectively)                                             $1,599,024,565    $1,852,273,277
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

January 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Money Market Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end, and as such, the net asset value for shareholder transactions may be different than the net asset value repeated in these financial statements. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.55% on the first $1 billion of the Fund's average daily net assets, plus 0.50% on the Fund's average daily net assets in excess of $1 billion. AIM and/or A I M Distributors, Inc. ("AIM Distributors") voluntarily waived fees and/or reimbursed expenses in order to increase the Fund's yield. Waivers and/or reimbursements may be changed from time to time. During the six months ended January 31, 2004, AIM waived fees of $3,800,504.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended January 31, 2004, AIM was paid $203,589 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the six months ended January 31, 2004, AISI retained $926,628 for such services.

    The Trust has entered into master distribution agreements with AIM Distributors to serve as the distributor for the AIM Cash Reserve Shares, Class B, Class C, Class R and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's AIM Cash Reserve Shares, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of AIM Cash Reserve shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of these amounts, up to 0.25% of the average daily net assets of the AIM Cash Reserve Shares, Class B, Class C and Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes.

    Effective July 1, 2003, in order to maintain a minimum yield, AIM Distributors reduced broker service fees on AIM Cash Reserve Shares, Class B, Class C and Class R shares. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended January 31, 2004, the AIM Cash Reserve Shares, Class B, Class C, Class R and Investor Class shares paid $1,114,805, $1,772,923, $251,655, $11,202 and $0, respectively, after AIM Distributors waived and/or reimbursed plan fees of $590,975 and $251,655 for Class B and Class C shares, respectively.

    Contingent deferred sales charges ("CDSC") are not recorded as expenses of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended January 31, 2004, AIM Distributors retained $619,454, $7,717, $189,976 and $0 from AIM Cash Reserve Shares, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from Demand Deposit Account (DDA) balances in transfer agency clearing accounts. For the six months ended January 31, 2004, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $8,648 under an expense offset arrangement, which resulted in a reduction of the Fund's total expenses of $8,648.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the six months ended January 31, 2004, the Fund paid legal fees of $5,414 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended January 31, 2004.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

NOTE 7--SHARE INFORMATION

The Fund currently offers five different classes of shares: AIM Cash Reserve Shares, Class B shares, Class C shares, Class R shares and Investor Class shares. Class B shares and Class C shares are sold with CDSC. AIM Cash Reserve Shares, Class R shares and Investor Class shares are sold at net asset value. Under some circumstances, Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to AIM Cash Reserve Shares eight years after the end of the calendar month of purchase.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                     SIX MONTHS ENDED                       YEAR ENDED
                                                                       JANUARY 31,                           JULY 31,
                                                                           2004                                2003
                                                             --------------------------------    --------------------------------
                                                                 SHARES            AMOUNT            SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  AIM Cash Reserve Shares                                     1,136,435,829    $1,136,431,580     5,372,980,834    $5,372,980,834
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                        99,819,965        99,820,085       485,890,867       485,890,867
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                                       129,701,911       129,706,614       570,319,822       570,319,822
---------------------------------------------------------------------------------------------------------------------------------
  Class R                                                         6,432,496         6,432,496        24,594,921        24,594,921
---------------------------------------------------------------------------------------------------------------------------------
  Investor Class*                                               152,825,091       152,827,344                --                --
=================================================================================================================================
Issued as reinvestment of dividends:
  AIM Cash Reserve Shares                                         2,241,526         2,241,526         6,288,154         6,288,154
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                           115,205           115,205           408,246           408,246
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                                           138,634           138,634            89,880            89,880
---------------------------------------------------------------------------------------------------------------------------------
  Class R                                                             5,767             5,767             9,756             9,756
---------------------------------------------------------------------------------------------------------------------------------
  Investor Class*                                                   819,366           819,366                --                --
=================================================================================================================================
Issued in connection with acquisitions:**
  AIM Cash Reserve Shares                                           669,132           669,697                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                           253,059           252,879                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                                         8,223,808         8,218,055                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Investor Class*                                               433,127,527       432,821,214                --                --
=================================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  AIM Cash Reserve Shares                                        16,094,332        16,094,333        25,073,560        25,073,560
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (16,094,332)      (16,094,333)      (25,073,560)      (25,073,560)
=================================================================================================================================
Reacquired:
  AIM Cash Reserve Shares                                    (1,612,286,316)   (1,612,286,317)   (5,337,337,991)   (5,337,337,991)
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (247,838,339)     (247,838,338)     (635,373,770)     (635,373,770)
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (163,156,406)     (163,156,407)     (576,050,414)     (576,050,414)
---------------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (8,753,804)       (8,753,804)      (18,334,417)      (18,334,417)
---------------------------------------------------------------------------------------------------------------------------------
  Investor Class*                                              (191,551,383)     (191,551,384)               --                --
=================================================================================================================================
                                                               (252,776,932)   $ (253,085,788)     (106,514,112)   $ (106,514,112)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

 * Investor Class shares commenced sales on September 30, 2003.
** As of the open of business on November 3, 2003, the Fund acquired all of the net assets of INVESCO Cash Reserves Fund pursuant to a plan of reorganization approved by the INVESCO Cash Reserves Fund shareholders on October 21, 2003. The acquisition was accomplished by a tax-free exchange of 442,273,526 shares of the Fund for 442,273,526 shares of INVESCO Cash Reserves Fund outstanding as of the close of business October 31, 2003. INVESCO Cash Reserves Fund's net assets at that date of $441,961,845 were combined with those of the Fund. On the acquisition date, INVESCO Cash Reserves Fund had undistributed net investment income (loss) of $(309,618). The aggregate net assets of the Fund immediately before the acquisition were $1,395,903,235.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                CASH RESERVE
                                           --------------------------------------------------------------------------------------
                                           SIX MONTHS                                                SEVEN MONTHS
                                              ENDED                  YEAR ENDED JULY 31,                ENDED         YEAR ENDED
                                           JANUARY 31,       ------------------------------------      JULY 31,      DECEMBER 31,
                                              2004              2003          2002         2001          2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $   1.00         $     1.00    $     1.00    $   1.00      $   1.00        $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       0.0027             0.0064        0.0141      0.0467        0.0300(a)       0.0414
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (realized)          0.0001             0.0000            --          --            --              --
=================================================================================================================================
    Total from investment operations          0.0028             0.0064        0.0141      0.0467        0.0300          0.0414
=================================================================================================================================
Less distributions:
  Dividends from net investment income       (0.0028)           (0.0064)      (0.0141)    (0.0467)      (0.0300)        (0.0414)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains      (0.0000)           (0.0000)           --          --            --              --
=================================================================================================================================
    Total distributions                      (0.0028)           (0.0064)      (0.0141)    (0.0467)      (0.0300)        (0.0414)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Net asset value, end of period              $   1.00         $     1.00    $     1.00    $   1.00      $   1.00        $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                 0.28%              0.64%         1.42%       4.77%         3.03%           4.22%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $731,948         $1,188,876    $1,121,879    $937,532      $912,042        $989,478
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets(c)                                     0.58%(d)           0.88%         1.01%       1.06%         1.07%(e)        1.04%
=================================================================================================================================
Ratio of net investment income to average
  net assets                                    0.53%(d)           0.64%         1.40%       4.61%         5.15%(e)        4.16%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.03% for the six months ended January 31, 2004 and for the year ended July 31, 2003, respectively.
(d)  Ratios are annualized and based on average net assets of $886,996,828.
(e)  Annualized.

                                                                                  CLASS B
                                             ----------------------------------------------------------------------------------
                                             SIX MONTHS                                            SEVEN MONTHS
                                                ENDED                YEAR ENDED JULY 31,              ENDED         YEAR ENDED
                                             JANUARY 31,       --------------------------------      JULY 31,      DECEMBER 31,
                                                2004             2003        2002        2001          2000            1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $   1.00         $   1.00    $   1.00    $   1.00      $   1.00        $   1.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         0.0002           0.0007      0.0065      0.0392        0.0256(a)       0.0339
-------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (realized)            0.0001           0.0000           -           -             -               -
===============================================================================================================================
  Total from investment operations              0.0003           0.0007      0.0065      0.0392        0.0256          0.0339
===============================================================================================================================
Less distributions:
  Dividends from net investment income         (0.0003)         (0.0007)    (0.0065)    (0.0392)      (0.0256)        (0.0339)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains        (0.0000)         (0.0000)         --          --            --              --
===============================================================================================================================
    Total distributions                        (0.0003)         (0.0007)    (0.0065)    (0.0392)      (0.0256)        (0.0339)
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Net asset value, end of period                $   1.00         $   1.00    $   1.00    $   1.00      $   1.00        $   1.00
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                   0.03%            0.07%       0.66%       3.99%         2.59%           3.45%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $380,030         $543,811    $717,967    $439,445      $289,327        $404,911
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets(c)        1.08%(d)         1.46%       1.76%       1.81%         1.82%(e)        1.79%
===============================================================================================================================
Ratio of net investment income to average
  net assets                                      0.03%(d)         0.06%       0.65%       3.86%         4.40%(e)        3.41%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.78% and 1.76% for the six months ended January 31, 2004 and the year ended July 31, 2003, respectively.
(d)  Ratios are annualized and based on average net assets of $470,210,191.
(e)  Annualized.

                                                                                  CLASS C
                                             ----------------------------------------------------------------------------------
                                             SIX MONTHS                                            SEVEN MONTHS
                                                ENDED                YEAR ENDED JULY 31,              ENDED         YEAR ENDED
                                             JANUARY 31,       --------------------------------      JULY 31,      DECEMBER 31,
                                                2004             2003        2002        2001          2000            1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  1.00         $   1.00    $   1.00    $   1.00      $   1.00        $   1.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         0.0014           0.0008      0.0065      0.0393        0.0256(a)       0.0339
-------------------------------------------------------------------------------------------------------------------------------
Net gains on securities (realized)              0.0001           0.0000           -           -             -               -
===============================================================================================================================
  Total from investment operations              0.0015           0.0008      0.0065      0.0393        0.0256          0.0339
===============================================================================================================================
Less distributions:
  Dividends from net investment income         (0.0015)         (0.0008)    (0.0065)    (0.0393)      (0.0256)        (0.0339)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains        (0.0000)         (0.0000)         --          --            --              --
===============================================================================================================================
    Total distributions                        (0.0015)         (0.0008)    (0.0065)    (0.0393)      (0.0256)        (0.0339)
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Net asset value, end of period                 $  1.00         $   1.00    $   1.00    $   1.00      $   1.00        $   1.00
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                   0.15%            0.09%       0.66%       4.00%         2.59%           3.44%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $88,204         $113,306    $118,947    $ 86,884      $ 45,457        $ 56,636
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets(c)        0.83%(d)         1.44%       1.76%       1.81%         1.82%(e)        1.79%
===============================================================================================================================
Ratio of net investment income to average
  net assets                                      0.28%(d)         0.08%       0.65%       3.86%         4.40%(e)        3.41%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.78% and 1.74% for the six months ended January 31, 2004 and the year ended July 31, 2003, respectively.
(d)  Ratios are annualized and based on average net assets of $100,114,917.
(e)  Annualized.

                                                                                 CLASS R
                                                              ---------------------------------------------
                                                                                              JUNE 3, 2002
                                                              SIX MONTHS                       (DATE SALES
                                                                 ENDED          YEAR ENDED    COMMENCED) TO
                                                              JANUARY 31,        JULY 31,       JULY 31,
                                                                 2004              2003           2002
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $   1.00          $   1.00        $  1.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.0015            0.0038         0.0010
-----------------------------------------------------------------------------------------------------------
  Net gains on securities (realized)                             0.0000            0.0000             --
===========================================================================================================
    Total from investment operations                             0.0015            0.0038         0.0010
===========================================================================================================
Less distributions:
  Dividends from net investment income                          (0.0015)          (0.0038)       (0.0010)
-----------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (0.0000)          (0.0000)            --
===========================================================================================================
    Total distributions                                         (0.0015)          (0.0038)       (0.0010)
___________________________________________________________________________________________________________
===========================================================================================================
Net asset value, end of period                                 $   1.00          $   1.00        $  1.00
___________________________________________________________________________________________________________
===========================================================================================================
Total return(a)                                                    0.15%             0.38%          0.10%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $  3,964          $  6,280        $    10
===========================================================================================================
Ratio of expenses to average net assets(b)                         0.83%(c)          1.13%          1.26%(d)
===========================================================================================================
Ratio of net investment income to average net assets               0.28%(c)          0.39%          1.15%(d)
___________________________________________________________________________________________________________
===========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.28% and 1.27% for the six months ended January 31, 2004 and the year ended July 31, 2003, respectively.
(c)  Ratios are annualized and based on average net assets of $4,456,609.
(d)  Annualized.

                                                                  INVESTOR CLASS
                                                                ------------------
                                                                SEPTEMBER 30, 2003
                                                                   (DATE SALES
                                                                  COMMENCED) TO
                                                                   JANUARY 31,
                                                                       2004
----------------------------------------------------------------------------------
Net asset value, beginning of period                                 $   1.00
----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                0.0027
----------------------------------------------------------------------------------
  Net gains on securities (realized)                                   0.0000
==================================================================================
    Total from investment operations                                   0.0027
==================================================================================
Less distributions:
  Dividends from net investment income                                (0.0027)
----------------------------------------------------------------------------------
  Distributions from net realized gains                               (0.0000)
==================================================================================
    Total distributions                                               (0.0027)
__________________________________________________________________________________
==================================================================================
Net asset value, end of period                                       $   1.00
__________________________________________________________________________________
==================================================================================
    Total return(a)                                                      0.27%
==================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $394,878
==================================================================================
Ratio of expenses to average net assets(b)                               0.33%(c)
==================================================================================
Ratio of net investment income to average net assets                     0.78%(c)
__________________________________________________________________________________
==================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.78% for the six months ended January 31, 2004.
(c)  Ratios are annualized and based on average net assets of $312,240,828.

NOTE 9--LEGAL PROCEEDINGS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG continues to serve as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

  A.  Regulatory Inquiries and Actions
      ---------------------------------

    1.  IFG

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the chief executive officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

    2.  AIM

AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

    3.  AMVESCAP Response

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

  B.  Private Actions
      ---------------

In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and
(iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions alleging market timing throughout the mutual fund industry should be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Twelve actions filed against IFG have been conditionally transferred to the Panel in Maryland, and IFG and AIM anticipate that all other market timing actions that may be filed or that are already pending against IFG and/or AIM will be transferred to the Panel as well.

  Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

  As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

FINANCIALS

SCHEDULE OF INVESTMENTS

January 31, 2004
(Unaudited)

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS
  & OTHER EQUITY INTERESTS-91.46%

APARTMENTS-11.60%

Archstone-Smith Trust                             383,817   $ 10,528,100
------------------------------------------------------------------------
Avalonbay Communities, Inc.                       211,300     10,374,830
------------------------------------------------------------------------
BRE Properties, Inc.-Class A                      170,700      5,643,342
------------------------------------------------------------------------
Camden Property Trust                             119,300      5,189,550
------------------------------------------------------------------------
Canadian Apartment Properties Real Estate
  Investment Trust (Canada)                       183,200      2,108,608
------------------------------------------------------------------------
Essex Property Trust, Inc.                        277,900     17,271,485
------------------------------------------------------------------------
Residential Equities Real Estate Investment
  Trust (Canada)                                  180,200      2,101,279
------------------------------------------------------------------------
United Dominion Realty Trust, Inc.                914,700     16,921,950
========================================================================
                                                              70,139,144
========================================================================

DIVERSIFIED-5.66%

AEW Real Estate Income Fund                        59,200      1,057,904
------------------------------------------------------------------------
British Land Co. PLC (United Kingdom)             109,200      1,155,945
------------------------------------------------------------------------
Canadian Real Estate Investment Trust
  (Canada)                                         53,400        683,143
------------------------------------------------------------------------
Cominar Real Estate Investment Trust (Canada)      92,700      1,066,965
------------------------------------------------------------------------
H&R Real Estate Investment Trust (Canada)          82,800      1,041,757
------------------------------------------------------------------------
Klepierre (France)                                 26,800      1,622,020
------------------------------------------------------------------------
Morguard Corp. (Canada)                            38,300        679,309
------------------------------------------------------------------------
Societe Fonciere Lyonnaise (France)                21,100        893,927
------------------------------------------------------------------------
Sophia (France)                                    10,800        543,271
------------------------------------------------------------------------
Unibail (France)                                   11,600      1,103,044
------------------------------------------------------------------------
Vornado Realty Trust                              435,600     24,371,820
========================================================================
                                                              34,219,105
========================================================================

HEALTHCARE-3.60%

Health Care Property Investors, Inc.              105,700      5,943,511
------------------------------------------------------------------------
Health Care REIT, Inc.                            160,400      6,207,480
------------------------------------------------------------------------
Nationwide Health Properties, Inc.                275,900      6,014,620
------------------------------------------------------------------------
Retirement Residences Real Estate Investment
  Trust (Canada)                                   80,800        804,981
------------------------------------------------------------------------
Ventas, Inc.                                      112,800      2,820,000
========================================================================
                                                              21,790,592
========================================================================

INDUSTRIAL PROPERTIES-10.93%

Catellus Development Corp.                        258,396      6,759,639
------------------------------------------------------------------------
CenterPoint Properties Trust                      284,300     22,772,430
------------------------------------------------------------------------
ProLogis                                        1,119,470     36,539,501
========================================================================
                                                              66,071,570
========================================================================

------------------------------------------------------------------------
                                                               MARKET
                                                 SHARES        VALUE

INDUSTRIAL/OFFICE MIXED-2.06%

Kilroy Realty Corp.                               183,100   $  5,996,525
------------------------------------------------------------------------
Kilroy Realty Corp.-Series E, 7.80% Pfd.           27,100        692,405
------------------------------------------------------------------------
Liberty Property Trust                            150,350      5,800,503
========================================================================
                                                              12,489,433
========================================================================

LODGING-RESORTS-5.76%

Extended Stay America, Inc.                        71,900      1,100,070
------------------------------------------------------------------------
Fairmont Hotels & Resorts Inc. (Canada)           229,300      5,881,545
------------------------------------------------------------------------
Hilton Hotels Corp.                               476,600      7,625,600
------------------------------------------------------------------------
Host Marriott Corp.(a)                            451,500      5,720,505
------------------------------------------------------------------------
LaSalle Hotel Properties                          174,600      3,448,350
------------------------------------------------------------------------
LaSalle Hotel Properties-Series B, 8.38% Pfd.      35,800        950,490
------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.         271,800      9,605,412
------------------------------------------------------------------------
Winston Hotels, Inc.-Series B, 8.00% Pfd.(a)       19,000        480,938
========================================================================
                                                              34,812,910
========================================================================

OFFICE PROPERTIES-12.49%

Alexandria Real Estate Equities, Inc.             260,200     16,093,370
------------------------------------------------------------------------
Arden Realty, Inc.                                150,800      4,674,800
------------------------------------------------------------------------
Boston Properties, Inc.                           475,500     23,789,265
------------------------------------------------------------------------
Brookfield Properties Corp. (Canada)               70,200      2,023,866
------------------------------------------------------------------------
Mack-Cali Realty Corp.                            181,600      7,367,512
------------------------------------------------------------------------
Maguire Properties, Inc.-Series A, 7.63%
  Pfd.(a)                                          57,000      1,431,840
------------------------------------------------------------------------
SL Green Realty Corp.                             468,400     20,127,148
========================================================================
                                                              75,507,801
========================================================================

REGIONAL MALLS-22.06%

Borealis Retail Real Estate Investment Trust
  (Canada)(b)(c) (Acquired 07/10/03;
  Cost $1,740,799)                                239,400      2,186,301
------------------------------------------------------------------------
Borealis Retail Real Estate Investment Trust
  (Canada)                                         29,000        264,840
------------------------------------------------------------------------
CBL & Associates Properties, Inc.                 303,300     18,334,485
------------------------------------------------------------------------
General Growth Properties, Inc.                 1,426,200     42,786,000
------------------------------------------------------------------------
Macerich Co. (The)                                440,700     21,210,891
------------------------------------------------------------------------
Mills Corp. (The)                                 139,800      6,576,192
------------------------------------------------------------------------
Rouse Co. (The)                                    41,800      2,058,232
------------------------------------------------------------------------
Simon Property Group, Inc.                        767,900     39,969,195
========================================================================
                                                             133,386,136
========================================================================

SELF STORAGE FACILITIES-0.68%

Public Storage, Inc.                               25,000      1,187,750
------------------------------------------------------------------------
Shurgard Storage Centers, Inc.-Class A             77,500      2,945,775
========================================================================
                                                               4,133,525
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

SHOPPING CENTERS-12.97%

Capital & Regional PLC (United Kingdom)           117,400   $    945,988
------------------------------------------------------------------------
Chelsea Property Group, Inc.                      444,900     24,700,848
------------------------------------------------------------------------
Developers Diversified Realty Corp.               579,100     19,909,458
------------------------------------------------------------------------
Eurocommercial Properties N.V. (Netherlands)       51,200      1,354,521
------------------------------------------------------------------------
Federal Realty Investment Trust                   277,300     11,449,717
------------------------------------------------------------------------
New Plan Excel Realty Trust                        26,500        668,065
------------------------------------------------------------------------
Pan Pacific Retail Properties, Inc.               168,600      8,617,146
------------------------------------------------------------------------
Regency Centers Corp.                             159,400      6,646,980
------------------------------------------------------------------------
Urstadt Biddle Properties-Class A                 281,100      4,160,280
========================================================================
                                                              78,453,003
========================================================================

SPECIALTY PROPERTIES-3.65%

American Financial Realty Trust                   230,500      4,176,660
------------------------------------------------------------------------
Capital Automotive REIT                           104,000      3,670,160
------------------------------------------------------------------------
Capital Automotive REIT-Series A, 7.50% Pfd.       95,500      2,459,125
------------------------------------------------------------------------

------------------------------------------------------------------------
                                                               MARKET
                                                 SHARES        VALUE
SPECIALTY PROPERTIES-(CONTINUED)

Entertainment Properties Trust                    130,400   $  4,616,160
------------------------------------------------------------------------
Plum Creek Timber Co., Inc.                       236,200      7,133,240
========================================================================
                                                              22,055,345
========================================================================
    Total Real Estate Investment Trusts,
      Common Stocks & Other Equity Interests
      (Cost $410,785,815)                                    553,058,564
========================================================================

MONEY MARKET FUNDS-8.80%

Liquid Assets Portfolio(d)                     26,591,699     26,591,699
------------------------------------------------------------------------
STIC Prime Portfolio(d)                        26,591,699     26,591,699
========================================================================
    Total Money Market Funds (Cost
      $53,183,398)                                            53,183,398
========================================================================
TOTAL INVESTMENTS-100.26% (Cost $463,969,213)                606,241,962
========================================================================
OTHER ASSETS LESS LIABILITIES-(0.26%)                         (1,563,506)
========================================================================
NET ASSETS-100.00%                                          $604,678,456
________________________________________________________________________
========================================================================

Investment Abbreviations:

Pfd.  - Preferred

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of this security. The aggregate market value of this security at 01/31/04 represented 0.36% of the Fund's net assets. This security is not considered to be illiquid.
(c) Security fair valued in accordance with procedures established by the Board of Trustees.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost
  $410,785,815)                                $553,058,564
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $53,183,398)                             53,183,398
===========================================================
  Total investments (Cost $463,969,213)         606,241,962
___________________________________________________________
===========================================================
Receivables for:
  Investments sold                                1,930,163
-----------------------------------------------------------
  Fund shares sold                                4,447,222
-----------------------------------------------------------
  Dividends                                       1,221,715
-----------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                   43,656
-----------------------------------------------------------
Other assets                                        111,878
===========================================================
    Total assets                                613,996,596
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           6,259,470
-----------------------------------------------------------
  Fund shares reacquired                          2,499,301
-----------------------------------------------------------
  Deferred compensation and retirement plans         48,760
-----------------------------------------------------------
Accrued distribution fees                           297,724
-----------------------------------------------------------
Accrued trustee fees                                    729
-----------------------------------------------------------
Accrued transfer agent fees                         199,292
-----------------------------------------------------------
Accrued operating expenses                           12,864
===========================================================
    Total liabilities                             9,318,140
===========================================================
Net assets applicable to shares outstanding    $604,678,456
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $469,924,799
-----------------------------------------------------------
Undistributed net investment income                 (62,960)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and foreign currency contracts                 (7,455,305)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies             142,271,922
===========================================================
                                               $604,678,456
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $313,618,957
___________________________________________________________
===========================================================
Class B                                        $166,645,994
___________________________________________________________
===========================================================
Class C                                        $ 95,790,858
___________________________________________________________
===========================================================
Investor Class                                 $ 28,622,647
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          15,176,882
___________________________________________________________
===========================================================
Class B                                           8,038,325
___________________________________________________________
===========================================================
Class C                                           4,629,435
___________________________________________________________
===========================================================
Investor Class                                    1,385,201
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      20.66
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $20.66 divided by
      95.25%)                                  $      21.69
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      20.73
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      20.69
___________________________________________________________
===========================================================
Investor Class:
  Net asset value and offering price per
    share                                      $      20.66
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended January 31, 2004
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $64,692)         $ 9,728,311
-------------------------------------------------------------------------
Dividends from affiliated money market funds                      156,356
=========================================================================
  Total investment income                                       9,884,667
=========================================================================

EXPENSES:

Advisory fees                                                   2,098,154
-------------------------------------------------------------------------
Administrative services fees                                       67,223
-------------------------------------------------------------------------
Custodian fees                                                     38,769
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         405,405
-------------------------------------------------------------------------
  Class B                                                         713,205
-------------------------------------------------------------------------
  Class C                                                         389,242
-------------------------------------------------------------------------
  Investor Class                                                   11,991
-------------------------------------------------------------------------
Transfer agent fees                                               609,057
-------------------------------------------------------------------------
Trustees' fees                                                      7,281
-------------------------------------------------------------------------
Other                                                             200,750
=========================================================================
    Total expenses                                              4,541,077
=========================================================================
Less: Fees waived and expense offset arrangements                  (4,527)
=========================================================================
    Net expenses                                                4,536,550
=========================================================================
Net investment income                                           5,348,117
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
  CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                         8,226,955
-------------------------------------------------------------------------
  Foreign currencies                                              (31,344)
=========================================================================
                                                                8,195,611
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        72,867,149
-------------------------------------------------------------------------
  Foreign currencies                                               (3,096)
=========================================================================
                                                               72,864,053
=========================================================================
Net gain from investment securities, foreign currencies and
  foreign currency contracts                                   81,059,664
=========================================================================
Net increase in net assets resulting from operations          $86,407,781
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2004 and the year ended July 31, 2003 (Unaudited)

                                                              JANUARY 31,       JULY 31,
                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 5,348,117     $  6,774,304
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and foreign currency contracts           8,195,611       (4,106,860)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, and foreign currencies                         72,864,053       48,777,546
==========================================================================================
    Net increase in net assets resulting from operations       86,407,781       51,444,990
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                      (3,349,486)      (3,329,708)
------------------------------------------------------------------------------------------
  Class B                                                      (1,571,834)      (2,034,884)
------------------------------------------------------------------------------------------
  Class C                                                        (857,573)      (1,070,734)
------------------------------------------------------------------------------------------
  Investor Class                                                 (206,336)              --
==========================================================================================
    Decrease in net assets resulting from distributions        (5,985,229)      (6,435,326)
==========================================================================================
Share transactions-net:
  Class A                                                      95,836,538       70,728,483
------------------------------------------------------------------------------------------
  Class B                                                      19,478,875       37,706,329
------------------------------------------------------------------------------------------
  Class C                                                      17,899,645       18,496,500
------------------------------------------------------------------------------------------
  Investor Class                                               25,399,064               --
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                             158,614,122      126,931,312
==========================================================================================
    Net increase in net assets                                239,036,674      171,940,976
==========================================================================================

NET ASSETS:

  Beginning of period                                         365,641,782      193,700,806
==========================================================================================
  End of period (including undistributed net investment
    income of $(62,960) and $574,152 for 2004 and 2003,
    respectively)                                             $604,678,456    $365,641,782
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

January 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Real Estate Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve high total return. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end, and as such, the net asset value for shareholder transactions may be different than the net asset value reported in these financial statements. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds..

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories; ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.90% of the Fund's average daily net assets. AIM has entered into a sub-advisory agreement with INVESCO Institutional (N.A.), Inc. ("INVESCO") whereby AIM pays INVESCO 40% of the fee paid by the Fund to AIM. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. For the six months ended January 31, 2004, AIM waived fees of $1,955.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended January 31, 2004, AIM was paid $67,223 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the six months ended January 31, 2004, AISI retained $247,933 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C and 0.25% of the average daily net assets of Investor Class shares. Of these amounts, 0.25% of the average daily net assets of the Class A, Class B, or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended January 31, 2004, the Class A, Class B, Class C and Investor Class shares paid $405,405, $713,205, $389,242 and $17,634, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2004, AIM Distributors retained $158,106.19 in front-end sales commissions from the sale of Class A shares and $20,999, $0 and $8,051 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted pursuant to an exemptive order by the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees to invest daily available cash balances in affiliated money market funds. Each day the prior day's balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day's available cash. The table below shows the transactions in and earnings from investments in affiliated money market funds for the period ended January 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                  UNREALIZED
                MARKET VALUE     PURCHASES        PROCEEDS       APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND             07/31/2003       AT COST        FROM SALES     (DEPRECIATION)     01/31/2004      INCOME     GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio     $ 9,094,930     $ 51,249,262    $(33,752,493)       $  --         $26,591,699     $78,338        $  --
-------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio       9,094,930       51,249,262    (33,752,493)           --          26,591,699      78,018           --
=========================================================================================================================
  Total         $18,189,860     $102,498,524    $(67,504,986)       $  --         $53,183,398     $156,356       $  --
_________________________________________________________________________________________________________________________
=========================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from Demand Deposit Account (DDA) balances in transfer agency clearing accounts and custodian credits resulting from periodic overnight cash balances at the custodian. For the six months ended January 31, 2004, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $2,216 and reductions in custodian fees of $356 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $2,572.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the six months ended January 31, 2004, the Fund paid legal fees of $2,956 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.
NOTE 6--BORROWINGS (CONTINUED)

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended January 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
July 31, 2007                                 $ 9,612,829
----------------------------------------------------------
July 31, 2008                                   1,275,744
----------------------------------------------------------
July 31, 2011                                   2,462,074
==========================================================
Total capital loss carryforward               $13,350,647
__________________________________________________________
==========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2004 was $172,429,382 and $55,838,043, respectively.

                  UNREALIZED APPRECIATION (DEPRECIATION)
                 OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities    $140,334,029
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (41,764)
==========================================================================
Net unrealized appreciation of investment securities          $140,292,265
__________________________________________________________________________
==========================================================================
Cost of investments for tax purposes is $465,949,697.


NOTE 9--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC.. Investor Class shares are sold at net asset value. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                   JANUARY 31, 2004               JULY 31, 2003
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      6,351,245    $121,093,099    10,040,616    $153,310,327
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,792,657      33,954,276     4,612,513      69,835,946
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,304,961      24,839,548     2,144,150      32,601,275
----------------------------------------------------------------------------------------------------------------------
  Investor Class*                                                252,896       4,865,886            --              --
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        165,056       3,116,673       199,768       3,041,849
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         73,749       1,394,459       118,414       1,804,757
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         40,231         759,695        60,550         921,382
----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                  10,116         198,352            --              --
======================================================================================================================
Issued in connection with acquisitions:**
  Class A                                                        601,377      11,125,322            --              --
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         14,428         267,736            --              --
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        122,102       2,261,014            --              --
----------------------------------------------------------------------------------------------------------------------
  Investor Class*                                              1,476,425      27,304,798            --              --
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        161,611       3,066,862       158,310       2,459,992
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (161,104)     (3,066,862)     (157,917)     (2,459,992)
======================================================================================================================
Reacquired:
  Class A                                                     (2,266,349)    (42,565,418)   (5,900,039)    (88,083,685)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (694,663)    (13,070,734)   (2,108,225)    (31,474,382)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (528,249)     (9,960,612)     (986,180)    (15,026,157)
----------------------------------------------------------------------------------------------------------------------
  Investor Class*                                               (354,236)     (6,969,972)           --              --
======================================================================================================================
                                                               8,362,253    $158,614,122     8,181,960    $126,931,312
______________________________________________________________________________________________________________________
======================================================================================================================

 * Investor Class shares commenced sales on September 30, 2003.
 ** As of the open of business on November 24, 2003, the Fund acquired all of the net assets of INVESCO Real Estate Opportunity Fund pursuant to a plan of reorganization approved by INVESCO Real Estate Opportunity Fund shareholders on October 28, 2003. The acquisition was accomplished by a tax-free exchange of 2,214,332 shares of the Fund for 4,386,619 shares of INVESCO Real Estate Opportunity Fund outstanding as of the close of business November 21, 2003. INVESCO Real Estate Opportunity Fund's net assets at that date of $40,958,870 including $5,430,748 of unrealized appreciation, were combined with those of the Fund. On the acquisition date, INVESCO Real Estate Opportunity Fund had undistributed net investment income (loss) of $(91,313) and undistributed net realized gain (loss) of $(6,684,043). The aggregate net assets of the Fund immediately before the acquisition were $427,505,213.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                      CLASS A
                                                  -------------------------------------------------------------------------------
                                                  SIX MONTHS                                       SEVEN MONTHS
                                                    ENDED             YEAR ENDED JULY 31,            ENDED           YEAR ENDED
                                                  JANUARY 31,    ------------------------------     JULY 31,         DECEMBER 31,
                                                    2004           2003       2002       2001         2000             1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  17.50      $  15.25    $ 13.56    $ 13.04       $ 10.61          $ 11.46
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.25(a)       0.45(a)    0.47(a)    0.50          0.30(a)          0.42
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                           3.19          2.24       1.68       0.54          2.38            (0.75)
=================================================================================================================================
    Total from investment operations                   3.44          2.69       2.15       1.04          2.68            (0.33)
=================================================================================================================================
Less dividends from net investment income             (0.28)        (0.44)     (0.46)     (0.52)        (0.25)           (0.52)
=================================================================================================================================
Net asset value, end of period                     $  20.66      $  17.50    $ 15.25    $ 13.56       $ 13.04          $ 10.61
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                       19.87%        18.12%     16.10%      8.23%        25.61%           (2.88)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $313,619      $177,901    $86,411    $28,400       $23,187          $16,279
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                     1.65%(c)      1.72%      1.77%      1.63%         1.62%(d)         1.61%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                  1.65%(c)      1.72%      1.77%      1.79%         2.05%(d)         1.73%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                               2.59%(c)      2.97%      3.25%      3.88%         4.49%(d)         3.70%
=================================================================================================================================
Portfolio turnover rate(e)                               13%           87%        77%        85%           39%              52%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $230,400,839.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                      CLASS B
                                                  -------------------------------------------------------------------------------
                                                  SIX MONTHS               YEAR ENDED               SEVEN MONTHS
                                                     ENDED                  JULY 31,                   ENDED          YEAR ENDED
                                                  JANUARY 31,    ------------------------------       JULY 31,       DECEMBER 31,
                                                     2004          2003       2002       2001           2000             1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  17.55      $  15.29    $ 13.59    $ 13.07       $ 10.64           $11.48
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.19(a)       0.36(a)    0.38(a)    0.41          0.25(a)          0.32
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                           3.20          2.24       1.68       0.53          2.39            (0.72)
=================================================================================================================================
    Total from investment operations                   3.39          2.60       2.06       0.94          2.64            (0.40)
=================================================================================================================================
Less dividends from net investment income             (0.21)        (0.34)     (0.36)     (0.42)        (0.21)           (0.44)
=================================================================================================================================
Net asset value, end of period                     $  20.73      $  17.55    $ 15.29    $ 13.59       $ 13.07           $10.64
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                       19.43%        17.37%     15.40%      7.42%        25.08%           (3.53)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $166,646      $123,093    $69,557    $16,917       $12,722           $9,839
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                     2.30%(c)      2.37%      2.41%      2.36%         2.37%(d)         2.35%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                  2.30%(c)      2.37%      2.41%      2.43%         2.70%(d)         2.37%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                               1.94%(c)      2.32%      2.61%      3.15%         3.73%(d)         2.96%
=================================================================================================================================
Portfolio turnover rate(e)                               13%           87%        77%        85%           39%              52%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $141,865,770.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                     CLASS C
                                                  ------------------------------------------------------------------------------
                                                  SIX MONTHS              YEAR ENDED               SEVEN MONTHS
                                                     ENDED                 JULY 31,                   ENDED          YEAR ENDED
                                                  JANUARY 31,    -----------------------------       JULY 31,       DECEMBER 31,
                                                     2004         2003       2002       2001           2000             1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $ 17.52      $ 15.26    $ 13.57    $ 13.05       $ 10.62          $ 11.46
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.19(a)      0.36(a)    0.38(a)    0.41          0.25(a)          0.33(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                           3.19         2.24       1.67       0.53          2.39            (0.73)
================================================================================================================================
    Total from investment operations                   3.38         2.60       2.05       0.94          2.64            (0.40)
================================================================================================================================
Less dividends from net investment income             (0.21)       (0.34)     (0.36)     (0.42)        (0.21)           (0.44)
================================================================================================================================
Net asset value, end of period                      $ 20.69      $ 17.52    $ 15.26    $ 13.57       $ 13.05          $ 10.62
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                       19.41%       17.41%     15.35%      7.43%        25.13%           (3.54)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $95,791      $64,648    $37,733    $22,722       $20,306          $19,992
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                     2.30%(c)     2.37%      2.41%      2.36%         2.37%(d)         2.35%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                  2.30%(c)     2.37%      2.41%      2.43%         2.70%(d)         2.37%
================================================================================================================================
Ratio of net investment income to average net
  assets                                               1.94%(c)     2.32%      2.61%      3.15%         3.73%(d)         2.96%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(e)                               13%          87%        77%        85%           39%              52%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $77,425,325.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                              INVESTOR CLASS
                                                              --------------
                                                              SEPTEMBER 30,
                                                                   2003
                                                               (DATE SALES
                                                              COMMENCED) TO
                                                               JANUARY 31,
                                                                   2004
----------------------------------------------------------------------------
Net asset value, beginning of period                             $ 18.18
----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.18(a)
----------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)            2.48
============================================================================
    Total from investment operations                                2.66
============================================================================
Less dividends from net investment income                          (0.18)
============================================================================
Net asset value, end of period                                   $ 20.66
____________________________________________________________________________
============================================================================
Total return(b)                                                    14.69%
____________________________________________________________________________
============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $28,623
____________________________________________________________________________
============================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  1.55%(c)
----------------------------------------------------------------------------
  Without fee waivers                                               1.55%(c)
============================================================================
Ratio of net investment income to average net assets                2.69%(c)
____________________________________________________________________________
============================================================================
Portfolio turnover rate(d)                                            13%
____________________________________________________________________________
============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $20,988,865.
(d)  Not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG continues to serve as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

  A.  Regulatory Inquiries and Actions
      ---------------------------------

    1.  IFG

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the chief executive officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida

Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

    2.  AIM

AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

    3.  AMVESCAP Response

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

  B.  Private Actions
      ---------------

In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and
(iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions alleging market timing throughout the mutual fund industry should be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Twelve actions filed against IFG have been conditionally transferred to the Panel in Maryland, and IFG and AIM anticipate that all other market timing actions that may be filed or that are already pending against IFG and/or AIM will be transferred to the Panel as well.

  Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

  As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

FINANCIALS

SCHEDULE OF INVESTMENTS

January 31, 2004
(Unaudited)


                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
BONDS & NOTES-53.25%

AEROSPACE & DEFENSE-0.16%

Lockheed Martin Corp.-Series A, Medium Term
  Notes, 8.66%, 11/30/06                       $   495,000   $    565,889
=========================================================================

ALTERNATIVE CARRIERS-0.25%

Intelsat, Ltd, (Bermuda) Sr. Notes, 5.25%,
  11/01/08 (Acquired 10/31/03; Cost
  $849,788)(a)                                     850,000        884,442
=========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.47%

Bank of New York Institutional Capital Trust-
  Series A, Bonds, 7.78%, 12/01/26 (Acquired
  06/12/03; Cost $1,789,065)(a)                  1,500,000      1,669,920
=========================================================================

AUTOMOBILE MANUFACTURERS-0.58%

DaimlerChrysler N.A. Holding Corp.-Series D,
  Gtd. Medium Term Notes, 3.40%, 12/15/04        2,025,000      2,054,140
=========================================================================

BROADCASTING & CABLE TV-6.36%

British Sky Broadcasting Group PLC (United
  Kingdom), Unsec. Gtd. Global Notes, 7.30%,
  10/15/06                                       1,000,000      1,110,550
-------------------------------------------------------------------------
Comcast Corp., Sr. Unsec. Notes, 8.88%,
  04/01/07                                         900,000        921,204
-------------------------------------------------------------------------
Continental Cablevision, Inc., Sr. Unsec.
  Deb., 9.50%, 08/01/13                          4,900,000      5,671,064
-------------------------------------------------------------------------
Cox Communications, Inc.-Class A, Unsec.
  Notes, 7.50%, 08/15/04                         2,495,000      2,574,890
-------------------------------------------------------------------------
Cox Radio, Inc.-Class A, Sr. Unsec. Notes,
  6.63%, 02/15/06                                2,000,000      2,155,640
-------------------------------------------------------------------------
Liberty Media Corp., Global Notes, 3.50%,
  09/25/06                                       1,500,000      1,510,275
-------------------------------------------------------------------------
TCI Communications Financing III, Gtd. Bonds,
  9.65%, 03/31/27                                1,000,000      1,234,660
-------------------------------------------------------------------------
TCI Communications, Inc.,
  Medium Term Notes, 8.35%, 02/15/05               822,000        873,794
-------------------------------------------------------------------------
  Sr. Unsec. Notes, 8.00%, 08/01/05                575,000        623,932
-------------------------------------------------------------------------
Time Warner Cos. Inc., Unsec. Notes, 7.75%,
  06/15/05                                       5,495,000      5,924,214
=========================================================================
                                                               22,600,223
=========================================================================

CONSUMER FINANCE-6.30%

Capital One Bank., Sr. Global Notes, 8.25%,
  06/15/05                                       3,900,000      4,202,406
-------------------------------------------------------------------------
Capital One Financial Corp.,
  Sr. Unsec. Notes,
    7.25%, 05/01/06                              3,000,000      3,248,370
-------------------------------------------------------------------------
    8.75%, 02/01/07                              1,100,000      1,249,457
-------------------------------------------------------------------------
Ford Motor Credit Co.,
  Unsec. Global Notes,
    6.70%, 07/16/04                              2,000,000      2,044,640
-------------------------------------------------------------------------
    6.88%, 02/01/06                                400,000        426,712
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

CONSUMER FINANCE-(CONTINUED)

    7.50%, 03/15/05                            $   800,000   $    844,480
-------------------------------------------------------------------------
  Unsec. Notes, 7.75%, 03/15/05                    550,000        581,894
-------------------------------------------------------------------------
General Motors Acceptance Corp.,
  Floating Rate Global Notes,
  1.40%, 04/05/04(b)                             2,000,000      2,001,320
-------------------------------------------------------------------------
  Floating Rate Medium Term Notes,
    1.88%, 05/17/04(b)                             450,000        450,225
-------------------------------------------------------------------------
    3.18%, 03/04/05(b)                           1,800,000      1,799,244
-------------------------------------------------------------------------
  Global Notes, 4.50%, 07/15/06                  1,600,000      1,643,648
-------------------------------------------------------------------------
  Medium Term Notes,
    4.38%, 05/15/04                                850,000        853,646
-------------------------------------------------------------------------
    5.25%, 05/16/05                              1,200,000      1,243,524
-------------------------------------------------------------------------
  Unsec. Unsub. Global Notes, 6.75%, 01/15/06      750,000        802,657
-------------------------------------------------------------------------
MBNA America Bank, N.A., Notes, 6.88%,
  07/15/04 (Acquired 12/04/02; Cost
  $1,046,330)(a)                                 1,000,000      1,021,150
=========================================================================
                                                               22,413,373
=========================================================================

DIVERSIFIED BANKS-1.68%

Abbey National PLC (United Kingdom), Sub.
  Yankee Notes, 7.35%,(c)                          800,000        890,664
-------------------------------------------------------------------------
American Savings Bank, Notes, 6.63%, 02/15/06
  (Acquired 03/05/03; Cost $776,335)(a)            700,000        748,685
-------------------------------------------------------------------------
Bankers Trust Corp., Unsec. Sub. Notes,
  8.25%, 05/01/05                                1,200,000      1,294,992
-------------------------------------------------------------------------
Corestates Capital Trust I, Bonds, 8.00%,
  12/15/26 (Acquired 06/18/03; Cost
  $1,191,550)(a)                                 1,000,000      1,151,460
-------------------------------------------------------------------------
Danske Bank A/S (Denmark), Sub. Notes, 6.38%,
  06/15/08 (Acquired 08/30/02; Cost
  $53,673)(a)                                       50,000         52,652
-------------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Notes,
  8.23%, 02/01/27                                  650,000        763,002
-------------------------------------------------------------------------
Golden State Bancorp. Inc., Sub. Deb.,
  10.00%, 10/01/06                                 900,000      1,067,031
=========================================================================
                                                                5,968,486
=========================================================================

DIVERSIFIED CAPITAL MARKETS-0.43%

Chase Manhattan Corp., Sub. Debs., 7.88%,
  07/15/06                                         400,000        449,592
-------------------------------------------------------------------------
JPMorgan Chase Bank, Sub. Notes, 7.00%,
  06/01/05                                       1,000,000      1,066,860
=========================================================================
                                                                1,516,452
=========================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.31%

International Lease Finance Corp., Global
  Notes, 2.95%, 05/23/06                         1,110,000      1,120,600
=========================================================================


                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

ELECTRIC UTILITIES-5.99%

AmerenEnergy Generating Co.-Series C, Sr.
  Unsec. Global Notes, 7.75%, 11/01/05         $ 1,430,000   $  1,561,775
-------------------------------------------------------------------------
CenterPoint Energy, Inc.-Series B, Sr. Global
  Notes, 5.88%, 06/01/08                           500,000        519,310
-------------------------------------------------------------------------
Cinergy Corp., Unsec. Sub. Global Deb.,
  6.25%, 09/01/04                                2,015,000      2,065,032
-------------------------------------------------------------------------
Consolidated Edison Co. of New York, Unsec.
  Deb., 7.75%, 06/01/26(d)                       2,000,000      2,229,980
-------------------------------------------------------------------------
Dominion Resources, Inc., Notes, 2.80%,
  02/15/05                                       4,300,000      4,352,202
-------------------------------------------------------------------------
Kansas City Power & Light Co., Sr. Unsec.
  Notes, 7.13%, 12/15/05                         1,740,000      1,889,309
-------------------------------------------------------------------------
Niagara Mohawk Power Corp.,
  First Mortgage Bonds, 8.00%, 06/01/04(d)         100,000        101,938
-------------------------------------------------------------------------
  Series F, Sr. Unsec. Notes, 7.63%, 10/01/05      756,098        825,674
-------------------------------------------------------------------------
Public Service Electric & Gas Co.-Series TT,
  Refunding First Mortgage Bonds, 7.38%,
  03/01/14(d)                                    3,200,000      3,287,808
-------------------------------------------------------------------------
Wisconsin Energy Corp., Sr. Unsec. Unsub.
  Notes, 5.50%, 12/01/08                           250,000        267,653
-------------------------------------------------------------------------
WPD Holdings UK (United Kingdom), Unsec.
  Unsub. Notes, 6.75%, 12/15/04 (Acquired
  01/08/04; Cost $2,077,500)(a)                  2,000,000      2,057,700
-------------------------------------------------------------------------
Yorkshire Power Finance (Cayman Islands)-
  Series B, Sr. Unsec. Gtd. Unsub. Global
  Notes, 6.50%, 02/25/08                         2,000,000      2,135,740
=========================================================================
                                                               21,294,121
=========================================================================

FOOD RETAIL-1.28%

Kroger Co., Sr. Unsec. Gtd. Notes, 7.38%,
  03/01/05                                       3,150,000      3,347,474
-------------------------------------------------------------------------
Safeway Inc., Notes, 2.50%, 11/01/05             1,200,000      1,200,636
=========================================================================
                                                                4,548,110
=========================================================================

GAS UTILITIES-0.44%

CenterPoint Energy Resources Corp., Unsec.
  Deb., 6.50%, 02/01/08                          1,000,000      1,070,550
-------------------------------------------------------------------------
Kinder Morgan Energy Partners, L.P., Sr.
  Unsec. Sub. Notes, 8.00%, 03/15/05               450,000        479,759
=========================================================================
                                                                1,550,309
=========================================================================

HEALTH CARE FACILITIES-0.99%

HCA Inc.,
  Notes, 7.00%, 07/01/07                         1,000,000      1,096,270
-------------------------------------------------------------------------
  Sr. Sub. Notes, 6.91%, 06/15/05                2,300,000      2,428,386
=========================================================================
                                                                3,524,656
=========================================================================

HOMEBUILDING-1.01%

Lennar Corp.-Series B, Class A, Sr. Unsec.
  Gtd. Global Notes, 9.95%, 05/01/10             3,150,000      3,598,875
=========================================================================

HYPERMARKETS & SUPER CENTERS-0.18%

Wal-Mart Stores, Inc., Unsec. Deb., 8.50%,
  09/15/24                                         600,000        647,778
=========================================================================

INDUSTRIAL CONGLOMERATES-0.55%

URC Holdings Corp., Sr. Notes, 7.88%,
  06/30/06 (Acquired 10/08/03; Cost
  $1,981,473)(a)                                 1,750,000      1,947,348
=========================================================================

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------


INTEGRATED OIL & GAS-0.21%

Occidental Petroleum Corp., Sr. Unsec. Notes,
  6.50%, 04/01/05                              $   700,000   $    738,815
=========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-6.63%

AT&T Corp., Unsec. Unsub. Notes, 7.00%,
  05/15/05                                       1,825,000      1,931,233
-------------------------------------------------------------------------
British Telecommunications PLC (United
  Kingdom), Global Notes, 7.88%, 12/15/05        3,027,000      3,330,790
-------------------------------------------------------------------------
Deutsche Telekom International Finance B.V.
  (Netherlands), Unsec. Gtd. Unsub. Global
  Bonds, 7.75%, 06/15/05                         1,750,000      1,893,815
-------------------------------------------------------------------------
GTE Hawaiian Telephone Co., Inc.-Series A,
  Unsec. Deb., 7.00%, 02/01/06                     300,000        326,589
-------------------------------------------------------------------------
New England Telephone & Telegraph Co., Sr.
  Unsec. Notes, 7.65%, 06/15/07                    700,000        795,886
-------------------------------------------------------------------------
Sprint Capital Corp.,
  Sr. Unsec. Gtd. Global Notes,
    6.00%, 01/15/07                              3,940,000      4,236,012
-------------------------------------------------------------------------
    7.13%, 01/30/06                              3,500,000      3,800,090
-------------------------------------------------------------------------
  Unsec. Gtd. Global Notes, 7.90%, 03/15/05      3,650,000      3,906,303
-------------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes, 7.50%,
  06/01/07                                       2,500,000      2,806,825
-------------------------------------------------------------------------
Verizon Communications Inc., Unsec. Deb.,
  6.36%, 04/15/06                                  500,000        540,665
=========================================================================
                                                               23,568,208
=========================================================================

INVESTMENT BANKING & BROKERAGE-1.18%

Goldman Sachs Group, L.P., Unsec. Notes,
  7.25%, 10/01/05 (Acquired 03/18/03; Cost
  $2,008,062)(a)                                 1,800,000      1,945,782
-------------------------------------------------------------------------
Lehman Brothers Inc., Sr. Sub. Deb., 11.63%,
  05/15/05                                         125,000        138,710
-------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 7.63%, 06/01/06           700,000        782,362
-------------------------------------------------------------------------
Merrill Lynch & Co., Inc.-Series B, Medium
  Term Notes,
    4.54%, 03/08/05                                250,000        257,513
-------------------------------------------------------------------------
    7.08%, 10/03/05                                690,000        745,462
-------------------------------------------------------------------------
Morgan Stanley, Unsec. Notes, 6.30%, 01/15/06      300,000        321,270
=========================================================================
                                                                4,191,099
=========================================================================

LIFE & HEALTH INSURANCE-0.89%

Lincoln National Corp., Unsec. Deb., 9.13%,
  10/01/24                                         500,000        541,780
-------------------------------------------------------------------------
ReliaStar Financial Corp., Unsec. Notes,
  8.00%, 10/30/06                                2,340,000      2,620,777
=========================================================================
                                                                3,162,557
=========================================================================

MOVIES & ENTERTAINMENT-0.85%

Time Warner Inc., Sr. Unsec. Gtd. Unsub.
  Global Notes, 6.13%, 04/15/06                    750,000        805,890
-------------------------------------------------------------------------
Viacom Inc., Sr. Unsec. Gtd. Notes, 7.15%,
  05/20/05                                       2,060,000      2,201,955
=========================================================================
                                                                3,007,845
=========================================================================


                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

MULTI-UTILITIES & UNREGULATED POWER-0.39%

Westar Energy, Inc., Sec. First Mortgage
  Global Bonds, 7.88%, 05/01/07                $ 1,200,000   $  1,376,256
=========================================================================

OIL & GAS DRILLING-0.61%

R&B Falcon Corp.-Series B, Sr. Unsec. Notes,
  6.75%, 04/15/05                                2,070,000      2,180,000
=========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.21%

Kerr-McGee Corp., Unsec. Gtd. Global Notes,
  5.38%, 04/15/05                                1,630,000      1,698,330
-------------------------------------------------------------------------
Louis Dreyfus Natural Gas Corp., Sr. Sub.
  Notes, 9.25%, 06/15/04                         1,850,000      1,896,028
-------------------------------------------------------------------------
Nexen Inc. (Canada), Unsec. Unsub. Yankee
  Notes, 7.13%, 02/04/04                           700,000        700,966
=========================================================================
                                                                4,295,324
=========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-0.50%

Petroleos Mexicanos (Mexico), Unsec. Gtd.
  Unsub. Global Notes, 6.50%, 02/01/05           1,700,000      1,774,375
=========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.65%

CIT Group Inc.,
  Sr. Unsec. Notes, 6.63%, 06/15/05              1,465,000      1,558,203
-------------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes, 7.63%,
  08/16/05                                       2,000,000      2,168,020
-------------------------------------------------------------------------
General Electric Capital Corp.-Series A,
  Medium Term Global Notes, 2.85%, 01/30/06      1,430,000      1,450,363
-------------------------------------------------------------------------
Household Finance Corp.,
  Medium Term Notes, 3.38%, 02/21/06             1,400,000      1,432,970
-------------------------------------------------------------------------
  Sr. Unsec. Global Notes, 6.50%, 01/24/06         100,000        108,112
-------------------------------------------------------------------------
Pemex Finance Ltd. (Cayman Islands),
  Sr. Unsec. Global Notes, 8.02%, 05/15/07       1,000,000      1,105,110
-------------------------------------------------------------------------
  Series 1999-2, Class A1, Global Bonds,
  9.69%, 08/15/09                                1,350,000      1,587,087
=========================================================================
                                                                9,409,865
=========================================================================

PACKAGED FOODS & MEATS-0.59%

Nabisco Inc., Putable Notes, 6.38%, 02/01/05     2,000,000      2,095,240
=========================================================================

REAL ESTATE-0.55%

EOP Operating L.P., Unsec. Notes, 8.38%,
  03/15/06                                       1,750,000      1,958,950
=========================================================================

REGIONAL BANKS-0.71%

Popular, Inc., Unsec. Sub. Notes, 6.75%,
  12/15/05                                       1,000,000      1,077,550
-------------------------------------------------------------------------
Santander Financial Issuances (Cayman
  Island), Sec. Sub. Euro Floating Rate
  Notes, 2.19%(c)(e)(f)                          1,500,000      1,443,750
=========================================================================
                                                                2,521,300
=========================================================================

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------


RESTAURANTS-0.83%

McDonald's Corp., Unsec. Deb., 7.05%,
  11/15/25                                     $ 2,700,000   $  2,953,800
=========================================================================

SOVEREIGN DEBT-1.55%

Export-Import Bank of Korea (The) (South
  Korea), Unsec. Putable Global Notes, 6.50%,
  11/15/06                                       2,000,000      2,159,000
-------------------------------------------------------------------------
Hydro-Quebec (Canada)-Series B, Gtd. Medium
  Term Yankee Notes, 6.52%, 02/23/06(d)          1,150,000      1,239,988
-------------------------------------------------------------------------
Japan Bank for International Cooperation.
  (Japan), Unsec. Gtd. Euro Bonds, 6.50%,
  10/06/05                                          75,000         80,554
-------------------------------------------------------------------------
United Mexican States (Mexico), Global Notes,
  4.63%, 10/08/08                                2,000,000      2,017,500
=========================================================================
                                                                5,497,042
=========================================================================

THRIFTS & MORTGAGE FINANCE-1.41%

Countrywide Home Loans, Inc.-
  Series J, Gtd. Medium Term Global Notes,
  5.50%, 08/01/06                                1,175,000      1,255,794
-------------------------------------------------------------------------
  Series K, Medium Term Global Notes, 3.50%,
  12/19/05                                       1,000,000      1,026,180
-------------------------------------------------------------------------
Washington Mutual Finance Corp., Sr. Unsec.
  Notes, 8.25%, 06/15/05                         2,500,000      2,715,225
=========================================================================
                                                                4,997,199
=========================================================================

TOBACCO-0.79%

Altria Group, Inc.,
  Notes,
    7.13%, 10/01/04                                480,000        496,200
-------------------------------------------------------------------------
    7.50%, 04/01/04                                700,000        706,629
-------------------------------------------------------------------------
  Unsec. Notes, 6.38%, 02/01/06                  1,500,000      1,588,815
=========================================================================
                                                                2,791,644
=========================================================================

TRUCKING-1.49%

Hertz Corp. (The)-Class A, Floating Rate
  Global Notes, 1.71%, 08/13/04(b)               2,535,000      2,535,000
-------------------------------------------------------------------------
Roadway Corp., Sr. Unsec. Gtd. Global Notes,
  8.25%, 12/01/08                                2,400,000      2,766,360
=========================================================================
                                                                5,301,360
=========================================================================

WIRELESS TELECOMMUNICATION SERVICES-3.23%

TeleCorp PCS, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 10.63%, 07/15/10                 6,445,000      7,653,438
-------------------------------------------------------------------------
Tritel PCS Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 10.38%, 01/15/11                        3,180,000      3,835,875
=========================================================================
                                                               11,489,313
=========================================================================
    Total Bonds & Notes (Cost $187,910,299)                   189,214,914
=========================================================================


                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

ASSET-BACKED SECURITIES-2.03%

ELECTRIC UTILITIES-0.89%

Yorkshire Power Finance (Cayman Islands)-
  Series 2000-1, Pass Through Ctfs., 8.25%,
  02/15/05 (Acquired 06/19/03-11/12/03; Cost
  $3,240,065)(a)                               $ 3,000,000   $  3,172,920
=========================================================================
OTHER DIVERSIFIED FINANCIAL SERVICES-1.14%

Citicorp Lease-Series 1999-1, Class A1, Pass
  Through Ctfs., 7.22%, 06/15/05 (Acquired
  10/03/02-09/23/03; Cost $2,032,068)(a)         1,885,041      2,013,375
-------------------------------------------------------------------------
First Industrial Realty Trust, Inc., Putable
  PATS, 7.38%, 05/15/04 (Acquired 02/06/03;
  Cost $2,097,000)(a)                            2,000,000      2,029,720
=========================================================================
                                                                4,043,095
=========================================================================
    Total Asset-Backed Securities (Cost
      $7,178,792)                                               7,216,015
=========================================================================

U.S. MORTGAGE-BACKED SECURITIES-36.28%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-8.31%

Pass Through Ctfs.,
  8.00%, 11/20/12                                1,384,457      1,493,535
-------------------------------------------------------------------------
  9.00%, 05/01/15                                1,169,999      1,297,638
-------------------------------------------------------------------------
  7.50%, 06/01/16 to 09/01/29                    6,532,079      7,020,063
-------------------------------------------------------------------------
  7.00%, 12/01/16 to 01/01/33                    6,264,848      6,682,724
-------------------------------------------------------------------------
  6.00%, 02/01/17 to 03/01/23                    7,302,014      7,628,717
-------------------------------------------------------------------------
  8.50%, 02/01/19 to 08/17/26                    4,914,849      5,407,352
=========================================================================
                                                               29,530,029
=========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-17.30%

Pass Through Ctfs.,
  7.50%, 02/01/15 to 02/01/31                    6,586,661      7,060,600
-------------------------------------------------------------------------
  7.00%, 04/01/15 to 02/01/33                   29,307,926     31,293,295
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-(CONTINUED)

  6.50%, 11/01/16 to 07/01/31                  $ 5,063,734   $  5,374,401
-------------------------------------------------------------------------
  8.00%, 09/01/17 to 12/01/32                   13,918,597     15,093,009
-------------------------------------------------------------------------
  8.50%, 11/01/24 to 07/01/30                    1,497,364      1,647,890
-------------------------------------------------------------------------
Unsec. Global Notes,
  1.88%, 09/15/05                                1,000,000      1,001,930
=========================================================================
                                                               61,471,125
=========================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-10.67%

Pass Through Ctfs.,
  7.00%, 05/15/17 to 06/15/32                   11,102,534     11,919,327
-------------------------------------------------------------------------
  6.00%, 06/15/18 to 07/15/33                    7,705,527      8,077,367
-------------------------------------------------------------------------
  7.50%, 06/15/23 to 01/15/32                    6,154,703      6,647,565
-------------------------------------------------------------------------
  6.50%, 07/15/23 to 04/15/33                   10,636,634     11,268,407
=========================================================================
                                                               37,912,666
=========================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $127,016,610)                                     128,913,820
=========================================================================

U.S. TREASURY NOTES-4.90%

1.50%, 02/28/05(g)                              13,375,000     13,410,578
-------------------------------------------------------------------------
1.25%, 05/31/05                                  4,000,000      3,991,880
=========================================================================
    Total U.S. Treasury Notes (Cost
      $17,388,748)                                             17,402,458
=========================================================================

                                                 SHARES

MONEY MARKET FUNDS-1.90%

Liquid Assets Portfolio(h)                       3,373,534      3,373,534
-------------------------------------------------------------------------
STIC Prime Portfolio(h)                          3,373,534      3,373,534
=========================================================================
    Total Money Market Funds (Cost
      $6,747,068)                                               6,747,068
=========================================================================
TOTAL INVESTMENTS-98.36% (Cost $346,241,517)                  349,494,275
=========================================================================
OTHER ASSETS LESS LIABILITIES-1.64%                             5,835,415
=========================================================================
NET ASSETS-100.00%                                           $355,329,690
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

Ctfs    - Certificates
Deb.    - Debentures
Gtd.    - Guaranteed
PATS    - Pass Through Asset Trust Securities
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 01/31/04 was $18,695,154, which represented 5.26% of the Fund's net assets. These securities are considered to be illiquid.
(b) Interest rates are redetermined quarterly. Rates shown are rates in effect on 01/31/04.
(c) Perpetual bond with no specified maturity date.
(d) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Security Assurance Inc., or MBIA Insurance Corp.
(e) Interest rates are redetermined semi-annually. Rates shown are rates in effect on 01/31/04.
(f) Security fair valued in accordance with the procedures established by the Board of Trustees.
(g) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1 section E and Note 7.
(h) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost
  $339,494,449)                                $342,747,207
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $6,747,068)                               6,747,068
===========================================================
    Total investments (cost $346,241,517)       349,494,275
===========================================================
Receivables for:
  Investments sold                                  461,700
-----------------------------------------------------------
  Fund shares sold                                6,231,100
-----------------------------------------------------------
  Dividends and interest                          3,880,080
-----------------------------------------------------------
  Amount due from advisor                             2,662
-----------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                   10,406
-----------------------------------------------------------
Other assets                                         37,280
===========================================================
    Total assets                                360,117,503
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             874,730
-----------------------------------------------------------
  Fund shares reacquired                          3,638,278
-----------------------------------------------------------
  Dividends                                         106,894
-----------------------------------------------------------
  Deferred compensation and retirement plans         12,174
-----------------------------------------------------------
  Variation margin                                   41,406
-----------------------------------------------------------
Accrued distribution fees                            75,347
-----------------------------------------------------------
Accrued trustees' fees                                  588
-----------------------------------------------------------
Accrued transfer agent fees                          27,005
-----------------------------------------------------------
Accrued operating expenses                           11,391
===========================================================
    Total liabilities                             4,787,813
===========================================================
Net assets applicable to shares outstanding    $355,329,690
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $354,388,084
-----------------------------------------------------------
Undistributed net investment income              (2,092,122)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities and futures contracts       113,655
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and futures contracts                2,920,073
===========================================================
                                               $355,329,690
___________________________________________________________
===========================================================

CLASS C:

Shares outstanding, $0.01 par value per
  share, unlimited number of shares
  authorized                                     35,211,921
===========================================================
Net asset value and offering price per share   $      10.09
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended January 31, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $ 4,372,806
-------------------------------------------------------------------------
Dividends                                                              31
-------------------------------------------------------------------------
Dividends from affiliated money market funds                       15,530
=========================================================================
    Total investment income                                     4,388,367
=========================================================================

EXPENSES:

Advisory fees                                                     673,741
-------------------------------------------------------------------------
Administrative services fees                                       38,846
-------------------------------------------------------------------------
Custodian fees                                                     29,395
-------------------------------------------------------------------------
Distribution fees                                               1,684,351
-------------------------------------------------------------------------
Transfer agent fees                                               143,669
-------------------------------------------------------------------------
Trustees' fees                                                      6,787
-------------------------------------------------------------------------
Other                                                             122,591
=========================================================================
    Total expenses                                              2,699,380
=========================================================================
Less: Fees waived and expense offset arrangements                (676,394)
=========================================================================
    Net expenses                                                2,022,986
=========================================================================
Net investment income                                           2,365,381
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FUTURES CONTRACTS:

Net realized gain from:
  Investment securities                                           863,235
-------------------------------------------------------------------------
  Futures contracts                                               255,269
=========================================================================
                                                                1,118,504
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         3,669,361
-------------------------------------------------------------------------
  Futures contracts                                              (332,685)
=========================================================================
                                                                3,336,676
=========================================================================
Net gain from investment securities and futures contracts       4,455,180
=========================================================================
Net increase in net assets resulting from operations          $ 6,820,561
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2004 and the period August 30, 2002 (date operations commenced) through July 31, 2003
(Unaudited)

                                                               JANUARY 31,        JULY 31,
                                                                   2004             2003
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                        $  2,365,381     $  1,922,542
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities and futures
    contracts                                                     1,118,504          722,466
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and futures contracts                   3,336,676         (416,603)
============================================================================================
    Net increase in net assets resulting from operations          6,820,561        2,228,405
============================================================================================
Distributions to shareholders from net investment income         (4,453,065)      (3,757,098)
--------------------------------------------------------------------------------------------
Return of capital                                                        --          (68,668)
--------------------------------------------------------------------------------------------
  Decrease in net assets resulting from distributions            (4,453,065)      (3,825,766)
--------------------------------------------------------------------------------------------
Share transactions-net:                                          15,482,212      339,077,343
============================================================================================
    Net increase in net assets                                   17,849,708      337,479,982
============================================================================================

NET ASSETS:

  Beginning of year                                             337,479,982               --
============================================================================================
  End of year (including undistributed net investment income of $(2,092,122) and $(4,438) for 2004 and 2003,
    respectively)                                              $355,329,690     $337,479,982
____________________________________________________________________________________________
============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

January 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Short Term Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers one class of shares. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income consistent with the preservation of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end, and as such, the net asset value for shareholder transactions may be different than the net asset value reported in these financial statements. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.40% of the Fund's average daily net assets. AIM has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) of Class C shares to the extent necessary to limit the total annual fund operating expenses of Class C shares to 1.20% committed until July 31, 2004. To the extent that the annualized expense ratio does not exceed the contractual expense limitation, AIM will retain the ability to be reimbursed for such fee waivers or reimbursements prior to the end of the committed period. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. For the six months ended January 31, 2004, AIM waived fees of $501.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended January 31, 2004, AIM was paid $38,846 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency
NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES (CONTINUED)

and shareholder services to the Fund. During the six months ended January 31, 2004, AISI retained $60,147 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class C shares (the "Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 1.00% of the Fund's average daily net assets of Class C shares. Of this amount, up to 0.25% of the average daily net assets of the Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own Class C shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the Fund. AIM Distributors has contractually agreed to waive 0.40% of the Rule 12b-1 plan fees on Class C shares. Pursuant to the Plans, for the six months ended January 31, 2004, the Class C shares paid $1,010,611 after AIM Distributors waived plan fees of $673,740.

    Contingent deferred sales charges ("CDSC") are not recorded as an expense of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2004, AIM Distributors retained $2,589 from Class C shares for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.


NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted pursuant to an exemptive order the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees to invest daily available cash balances in affiliated money market funds. Each day the prior day's balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day's available cash. The table below shows the transactions in and earnings from investments in affiliated money market funds for the period ended January 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                          UNREALIZED
                      MARKET VALUE      PURCHASES        PROCEEDS        APPRECIATION      MARKET VALUE    DIVIDEND       REALIZED
FUND                   07/31/2003        AT COST        FROM SALES      (DEPRECIATION)      01/31/2004      INCOME      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio             $322,088      $ 45,158,037     $(42,106,591)              --        $3,373,534      $ 7,643            --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portoflio     322,088        45,158,037      (42,106,591)              --         3,373,534        7,887            --
====================================================================================================================================
  Total                 $644,176      $ 90,316,074     $(84,213,182)      $       --        $6,747,068      $15,530        $   --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from Demand Deposit Account (DDA) balances in transfer agency clearing accounts and custodian credits resulting from periodic overnight cash balances at the custodian. For the six months ended January 31, 2004, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $1,696 and reductions in custodian fees of $457 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $2,153.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the six months ended January 31, 2004, the Fund paid legal fees of $2,871 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended January 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--FUTURES CONTRACTS

On January 31, 2004, $300,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                     OPEN FUTURES CONTRACTS AT PERIOD END
-------------------------------------------------------------------------------
                                                                   UNREALIZED
                        NO. OF        MONTH/         MARKET       APPRECIATION
CONTRACT               CONTRACTS    COMMITMENT        VALUE      (DEPRECIATION)
-------------------------------------------------------------------------------
U.S. Treasury 2 Year
  Notes                    27      Mar.-04/Short   $ 5,791,500     $ (47,017)
-------------------------------------------------------------------------------
U.S. Treasury 5 Year
  Notes                   140      Mar.-04/Short    15,725,938      (285,668)
===============================================================================
                                                   $21,517,438     $(332,685)
_______________________________________________________________________________
===============================================================================

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
July 31, 2011                                   $20,292
__________________________________________________________
==========================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2004, was $183,841,122 and $180,655,602, respectively.

                UNREALIZED APPRECIATION (DEPRECIATION) OF
                   INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities      $3,924,342
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (671,584)
==========================================================================
Net unrealized appreciation of investment securities            $3,252,758
__________________________________________________________________________
==========================================================================
Investments have the same cost for tax and financial statement purposes.


NOTE 10--SHARE INFORMATION

The Fund currently offers Class C shares. Class C shares are sold at net asset value. Under some circumstances, Class C shares are subject to CDSC.

                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                                                    AUGUST 30, 2002
                                                                                                    (DATE OPERATIONS
                                                                    SIX MONTHS ENDED                 COMMENCED) TO
                                                                    JANUARY 31, 2004                 JULY 31, 2003
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold                                                           19,365,296    $ 194,710,860     50,609,851    $ 509,493,749
--------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends                               373,080        3,754,119        317,302        3,197,003
--------------------------------------------------------------------------------------------------------------------------
Reacquired                                                    (18,214,376)    (182,982,767)   (17,239,232)    (173,613,409)
==========================================================================================================================
                                                                1,524,000    $  15,482,212     33,687,921    $ 339,077,343
__________________________________________________________________________________________________________________________
==========================================================================================================================

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                           CLASS C
                                                              ----------------------------------
                                                                                   AUGUST 30,
                                                                                      2002
                                                              SIX MONTHS        (DATE OPERATIONS
                                                                 ENDED           COMMENCED) TO
                                                              JANUARY 31,           JULY 31,
                                                                 2004                 2003
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  10.02             $  10.01
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.07                 0.12(a)
------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.13                 0.14
================================================================================================
    Total from investment operations                               0.20                 0.26
================================================================================================
Less distributions:
  Dividends from net investment income                            (0.13)               (0.25)
------------------------------------------------------------------------------------------------
  Return of capital                                                  --                (0.00)
================================================================================================
    Total distributions                                           (0.13)               (0.25)
================================================================================================
Net asset value, end of period                                 $  10.09             $  10.02
________________________________________________________________________________________________
================================================================================================
Total return(b)                                                    2.05%                2.58%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $355,330             $337,480
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.20%(c)             1.20%(d)
------------------------------------------------------------------------------------------------
  Without fee waivers                                              1.60%(c)             1.60%(d)
================================================================================================
Ratio of net investment income to average net assets               1.40%(c)             1.28%(d)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(e)                                           54%                  88%
________________________________________________________________________________________________
================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $335,039,476.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG continues to serve as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

  A.  Regulatory Inquiries and Actions

    1.  IFG

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the chief executive officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

    2.  AIM

AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

    3.  AMVESCAP Response

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

  B.  Private Actions

In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and
(iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions alleging market timing throughout the mutual fund industry should be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Twelve actions filed against IFG have been conditionally transferred to the Panel in Maryland, and IFG and AIM anticipate that all other market timing actions that may be filed or that are already pending against IFG and/or AIM will be transferred to the Panel as well.

  Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

  As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

FINANCIALS

SCHEDULE OF INVESTMENTS

January 31, 2004
(Unaudited)

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
BONDS & NOTES-48.53%

AEROSPACE & DEFENSE-0.30%

Lockheed Martin Corp.-Series A,
  Medium Term Notes, 8.66%, 11/30/06           $  225,000   $   257,222
=======================================================================

ALTERNATIVE CARRIERS-0.31%

Intelsat Ltd. (Bermuda),
  Sr. Notes, 6.50%, 11/01/13
  (Acquired 10/31/03; Cost $124,618)(a)           125,000       133,411
-----------------------------------------------------------------------
  Sr. Notes, 5.25%, 11/01/08
  (Acquired 10/31/03; Cost $124,969)(a)           125,000       130,065
=======================================================================
                                                                263,476
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.26%

Bank of New York Institutional Capital Trust-
  Series A, Bonds, 7.78%, 12/01/26 (Acquired
  06/12/03; Cost $238,542)(a)                     200,000       222,656
=======================================================================

AUTOMOBILE MANUFACTURERS-0.66%

DaimlerChrysler N.A. Holding Corp.-Series D,
  Gtd. Medium Term Notes, 3.40%, 12/15/04         550,000       557,914
=======================================================================

BROADCASTING & CABLE TV-4.64%

British Sky Broadcasting Group PLC (United
  Kingdom), Unsec. Gtd. Global Notes, 7.30%,
  10/15/06                                        200,000       222,110
-----------------------------------------------------------------------
Comcast Corp.,
  Sr. Unsec. Notes, 8.88%, 04/01/07               150,000       153,534
-----------------------------------------------------------------------
  Class A, Sr. Sub. Deb., 10.63%, 07/15/12        200,000       267,624
-----------------------------------------------------------------------
Continental Cablevision, Inc., Sr. Unsec.
  Deb., 9.50%, 08/01/13                         1,000,000     1,157,360
-----------------------------------------------------------------------
Cox Radio, Inc.-Class A, Sr. Unsec. Notes,
  6.63%, 02/15/06                                 125,000       134,727
-----------------------------------------------------------------------
Liberty Media Corp., Global Notes, 3.50%,
  09/25/06                                        200,000       201,370
-----------------------------------------------------------------------
TCI Communications Financing III, Gtd. Bonds,
  9.65%, 03/31/27                                 600,000       740,796
-----------------------------------------------------------------------
TCI Communications, Inc., Medium Term Notes,
  8.35%, 02/15/05                                 350,000       372,053
-----------------------------------------------------------------------
Time Warner Cos. Inc.,
  Sr. Unsec. Gtd. Deb.,
    6.88%, 06/15/18                               125,000       139,265
-----------------------------------------------------------------------
    7.25%, 10/15/17                                75,000        86,178
-----------------------------------------------------------------------
    7.57%, 02/01/24                               200,000       227,300
-----------------------------------------------------------------------
  Unsec. Notes, 7.75%, 06/15/05                   225,000       242,575
=======================================================================
                                                              3,944,892
=======================================================================

CONSUMER FINANCE-5.47%

Associates Corp. of North America, Sr. Global
  Deb., 6.95%, 11/01/18                           100,000       117,296
-----------------------------------------------------------------------

-----------------------------------------------------------------------
                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
CONSUMER FINANCE-(CONTINUED)

Associates Corp. of North America, Sub. Deb.,
  8.15%, 08/01/09                              $  375,000   $   454,706
-----------------------------------------------------------------------
Capital One Bank, Sr. Global Notes, 8.25%,
  06/15/05                                        200,000       215,508
-----------------------------------------------------------------------
Capital One Financial Corp., Sr. Unsec.
  Notes,
  7.25%, 05/01/06                                 675,000       730,883
-----------------------------------------------------------------------
  8.75%, 02/01/07                                 350,000       397,554
-----------------------------------------------------------------------
Ford Motor Credit Co.,
  Unsec. Global Notes,
    6.70%, 07/16/04                                50,000        51,116
-----------------------------------------------------------------------
    6.88%, 02/01/06                               360,000       384,041
-----------------------------------------------------------------------
    7.50%, 03/15/05                               200,000       211,120
-----------------------------------------------------------------------
  Unsec. Notes, 7.75%, 03/15/05                   100,000       105,799
-----------------------------------------------------------------------
General Motors Acceptance Corp.,
  Floating Rate Medium Term Notes,
    1.88%, 05/17/04(b)                            150,000       150,075
-----------------------------------------------------------------------
    3.18%, 03/04/05(b)                            200,000       199,916
-----------------------------------------------------------------------
  Global Notes, 4.50%, 07/15/06                   175,000       179,774
-----------------------------------------------------------------------
  Medium Term Notes,
    4.38%, 05/15/04                               150,000       150,643
-----------------------------------------------------------------------
    5.25%, 05/16/05                               175,000       181,347
-----------------------------------------------------------------------
  Unsec. Unsub. Global Notes, 6.75%, 01/15/06     550,000       588,615
-----------------------------------------------------------------------
Household Finance Corp., Sr. Unsec. Global
  Notes, 7.63%, 05/17/32                          345,000       423,615
-----------------------------------------------------------------------
MBNA America Bank, N.A., Notes, 6.88%,
  07/15/04 (Acquired 12/04/02; Cost
  $104,633)(a)                                    100,000       102,115
=======================================================================
                                                              4,644,123
=======================================================================

DIVERSIFIED BANKS-4.96%

Abbey National PLC (United Kingdom),
  Sub. Yankee Notes, 7.35%(c)                     100,000       111,333
-----------------------------------------------------------------------
American Savings Bank, Notes, 6.63%, 02/15/06
  (Acquired 03/05/03; Cost $83,179)(a)             75,000        80,216
-----------------------------------------------------------------------
Bank of America Corp.,
  Unsec. Sub. Notes, 7.13%, 03/01/09              125,000       144,071
-----------------------------------------------------------------------
  Series B, Putable Sub. Medium Term Notes,
  8.57%, 11/15/04                                 150,000       198,409
-----------------------------------------------------------------------
BankBoston Corp., Gtd. Floating Rate Notes,
  1.78%, 06/08/28(b)                              400,000       382,020
-----------------------------------------------------------------------
Barclays Bank PLC (United Kingdom), Bonds,
  8.55% (Acquired 11/05/03; Cost
  $209,209)(a)(c)                                 170,000       210,497
-----------------------------------------------------------------------
Barnett Capital I, Gtd. Bonds, 8.06%,
  12/01/26                                        175,000       205,105
-----------------------------------------------------------------------
Barnett Capital II, Gtd. Bonds, 7.95%,
  12/01/26                                        400,000       452,876
-----------------------------------------------------------------------
Centura Capital Trust I, Gtd. Notes, 8.85%,
  06/01/27 (Acquired 05/22/03; Cost
  $379,629)(a)                                    300,000       367,281
-----------------------------------------------------------------------
Corestates Capital Trust I, Bonds, 8.00%,
  12/15/26 (Acquired 06/18/03; Cost
  $178,733)(a)                                    150,000       172,719
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

Corporacion Andina de Fomento (Venezuela),
  Global Notes, 5.20%, 05/21/13                $  350,000   $   349,461
-----------------------------------------------------------------------
Danske Bank A/S (Denmark), Sub. Notes, 6.38%,
  06/15/08 (Acquired 08/30/02; Cost
  $107,346)(a)                                    100,000       105,305
-----------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Notes,
  8.23%, 02/01/27                                 160,000       187,816
-----------------------------------------------------------------------
Golden State Bancorp. Inc., Sub. Deb.,
  10.00%, 10/01/06                                250,000       296,397
-----------------------------------------------------------------------
HSBC Capital Funding L.P. (United Kingdom),
  Gtd. Bonds, 4.61% (Acquired 11/05/03; Cost
  $74,602)(a)(c)                                   80,000        76,032
-----------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)-Series 1,
  Unsec. Sub. Floating Rate Euro Notes,
  1.50%(c)(d)                                     300,000       254,319
-----------------------------------------------------------------------
National Westminster Bank PLC (United
  Kingdom)- Series B, Unsec. Sub. Euro Notes,
  1.44%(c)(d)                                     100,000        84,245
-----------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Putable Sub.
  Deb., 8.25%, 11/01/04                           250,000       322,157
-----------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating Rate
  Notes, 1.74%, 06/01/28(b)                       150,000       140,788
-----------------------------------------------------------------------
RBS Capital Trust I, Bonds, 4.71%(c)               75,000        72,091
=======================================================================
                                                              4,213,138
=======================================================================

DIVERSIFIED CAPITAL MARKETS-0.79%

Chase Manhattan Corp., Sub. Debs., 7.88%,
  07/15/06                                        100,000       112,398
-----------------------------------------------------------------------
UBS Preferred Funding Trust I, Gtd. Global
  Bonds, 8.62%(c)                                 450,000       561,321
=======================================================================
                                                                673,719
=======================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.12%

International Lease Finance Corp., Global
  Notes, 2.95%, 05/23/06                          100,000       100,955
=======================================================================

ELECTRIC UTILITIES-4.16%

AmerenEnergy Generating Co.-Series C,
  Sr. Unsec. Global Notes, 7.75%, 11/01/05         50,000        54,607
-----------------------------------------------------------------------
American Electric Power Co., Inc.,
  Sr. Unsec. Unsub. Notes, 5.25%, 06/01/15        150,000       149,467
-----------------------------------------------------------------------
CenterPoint Energy, Inc.-Series B, Sr. Global
  Notes, 5.88%, 06/01/08                           50,000        51,931
-----------------------------------------------------------------------
Cinergy Corp., Unsec. Sub. Global Deb.,
  6.25%, 09/01/04                                 100,000       102,483
-----------------------------------------------------------------------
Consolidated Edison Co. of New York, Unsec.
  Deb., 7.75%, 06/01/26(e)                        250,000       278,747
-----------------------------------------------------------------------
Consumers Energy Co., First Mortgage Bonds,
  6.00%, 02/15/14 (Acquired 10/03/03; Cost
  $255,575)(a)                                    250,000       264,385
-----------------------------------------------------------------------
Dominion Resources, Inc., Notes, 2.80%,
  02/15/05                                        200,000       202,428
-----------------------------------------------------------------------
Kansas City Power & Light Co., Sr. Unsec.
  Notes, 7.13%, 12/15/05                          650,000       705,776
-----------------------------------------------------------------------
Niagara Mohawk Power Corp., First Mortgage
  Bonds, 8.00%, 06/01/04(e)                       210,000       214,070
-----------------------------------------------------------------------

-----------------------------------------------------------------------
                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
ELECTRIC UTILITIES-(CONTINUED)

Public Service Electric & Gas Co.-Series TT,
  Refunding First Mortgage Bonds,
  7.38%, 03/01/14(e)                           $  250,000   $   256,860
-----------------------------------------------------------------------
Southern Power Co.-Series D,
  Sr. Unsec. Global Notes, 4.88%, 07/15/15         75,000        71,690
-----------------------------------------------------------------------
United Energy Distribution Holdings
  Proprietary Ltd. (Australia), Sr. Unsec.
  Unsub. Notes,
  4.70%, 04/15/11 (Acquired 11/12/03; Cost
  $119,879)(a)                                    120,000       122,396
-----------------------------------------------------------------------
WPD Holdings UK (United Kingdom),
  Jr. Unsec. Unsub. Notes, 6.75%, 12/15/04
  (Acquired 01/08/04; Cost $259,688)(a)           250,000       257,212
-----------------------------------------------------------------------
Yorkshire Power Finance (Cayman Islands)-
  Series B, Sr. Unsec. Gtd. Unsub. Global
  Notes,
  6.50%, 02/25/08                                 750,000       800,902
=======================================================================
                                                              3,532,954
=======================================================================

ENVIRONMENTAL SERVICES-0.41%

Waste Management, Inc., Sr. Unsec. Unsub.
  Notes, 7.38%, 08/01/10                          300,000       348,759
=======================================================================

FOOD RETAIL-0.21%

Kroger Co., Sr. Unsec. Gtd. Notes, 7.38%,
  03/01/05                                         50,000        53,134
-----------------------------------------------------------------------
Safeway Inc., Notes, 2.50%, 11/01/05              125,000       125,066
=======================================================================
                                                                178,200
=======================================================================

GAS UTILITIES-0.70%

CenterPoint Energy Resources Corp., Unsec.
  Deb., 6.50%, 02/01/08                           200,000       214,110
-----------------------------------------------------------------------
Kinder Morgan Energy Partners, L.P.,
  Sr. Unsec. Sub. Notes, 8.00%, 03/15/05          100,000       106,613
-----------------------------------------------------------------------
Kinder Morgan, Inc., Sr. Unsec. Notes, 6.80%,
  03/01/08                                        250,000       276,777
=======================================================================
                                                                597,500
=======================================================================

HEALTH CARE FACILITIES-0.76%

HCA Inc.,
  Notes,
  6.25%, 02/15/13                                 100,000       105,270
-----------------------------------------------------------------------
  7.00%, 07/01/07                                 300,000       328,881
-----------------------------------------------------------------------
  Sr. Sub. Notes, 6.91%, 06/15/05                 200,000       211,164
=======================================================================
                                                                645,315
=======================================================================

HOMEBUILDING-0.95%

Lennar Corp.-Series B, Class A,
  Sr. Unsec. Gtd. Global Notes, 9.95%,
  05/01/10                                        350,000       399,875
-----------------------------------------------------------------------
M.D.C. Holdings, Inc., Sr. Unsec. Gtd. Notes,
  5.50%, 05/15/13                                 400,000       403,976
=======================================================================
                                                                803,851
=======================================================================

HOUSEWARES & SPECIALTIES-0.43%

American Greetings Corp., Unsec. Putable
  Notes, 6.10%, 08/01/08                          350,000       362,687
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

HYPERMARKETS & SUPER CENTERS-0.16%

Wal-Mart Stores, Inc., Unsec. Deb., 8.50%,
  09/15/24                                     $  125,000   $   134,954
=======================================================================

INDUSTRIAL CONGLOMERATES-0.13%

URC Holdings Corp., Sr. Notes, 7.88%,
  06/30/06 (Acquired 10/08/03; Cost
  $113,227)(a)                                    100,000       111,277
=======================================================================

INTEGRATED OIL & GAS-0.35%

Occidental Petroleum Corp., Sr. Unsec. Notes,
  6.50%, 04/01/05                                 250,000       263,863
-----------------------------------------------------------------------
Repsol International Finance B.V.
  (Netherlands), Unsec. Gtd. Global Notes,
  7.45%, 07/15/05                                  30,000        32,335
=======================================================================
                                                                296,198
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-5.55%

AT&T Corp., Unsec. Unsub. Notes, 7.00%,
  05/15/05                                        150,000       158,732
-----------------------------------------------------------------------
British Telecommunications PLC (United
  Kingdom), Global Notes, 7.88%, 12/15/05         200,000       220,072
-----------------------------------------------------------------------
Citizens Communications Co., Sr. Unsec.
  Notes, 9.25%, 05/15/11                          230,000       273,576
-----------------------------------------------------------------------
Deutsche Telekom International Finance B.V.
  (Netherlands), Unsec. Gtd. Unsub. Global
  Bonds, 7.75%, 06/15/05                          125,000       135,273
-----------------------------------------------------------------------
France Telecom S.A. (France),
  Sr. Unsec. Global Notes, 8.50%, 03/01/31        250,000       330,295
-----------------------------------------------------------------------
GTE Hawaiian Telephone Co., Inc.-Series A,
  Unsec. Deb., 7.00%, 02/01/06                     75,000        81,647
-----------------------------------------------------------------------
New England Telephone & Telegraph Co.,
  Sr. Unsec. Notes, 7.65%, 06/15/07               150,000       170,547
-----------------------------------------------------------------------
Sprint Capital Corp.,
  Sr. Unsec. Gtd. Global Notes,
    6.00%, 01/15/07                               410,000       440,803
-----------------------------------------------------------------------
    7.13%, 01/30/06                               550,000       597,157
-----------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Global Notes,
  6.13%, 11/15/08                                 250,000       268,663
-----------------------------------------------------------------------
  Unsec. Gtd. Global Notes,
    7.90%, 03/15/05                               450,000       481,599
-----------------------------------------------------------------------
    8.75%, 03/15/32                               120,000       145,841
-----------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes,
  7.50%, 06/01/07                                 850,000       954,321
-----------------------------------------------------------------------
  8.00%, 06/01/11                                  75,000        88,688
-----------------------------------------------------------------------
Verizon Communications, Inc., Unsec. Deb.,
  6.94%, 04/15/28                                  50,000        53,004
-----------------------------------------------------------------------
  8.75%, 11/01/21                                 125,000       157,495
-----------------------------------------------------------------------
Verizon Pennsylvania Inc.-Series A, Global
  Notes, 5.65%, 11/15/11                          150,000       159,014
=======================================================================
                                                              4,716,727
=======================================================================

-----------------------------------------------------------------------
                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE

INVESTMENT BANKING & BROKERAGE-1.27%

Goldman Sachs Group, L.P., Unsec. Notes,
  7.25%, 10/01/05 (Acquired 03/18/03; Cost
  $167,339)(a)                                 $  150,000   $   162,149
-----------------------------------------------------------------------
Lehman Brothers Inc.,
  Sr. Sub. Deb., 11.63%, 05/15/05                 250,000       277,420
-----------------------------------------------------------------------
  Unsec. Sub. Notes, 7.63%, 06/01/06              150,000       167,649
-----------------------------------------------------------------------
Merrill Lynch & Co., Inc.-Series B,
  Medium Term Notes, 4.54%, 03/08/05              250,000       257,513
-----------------------------------------------------------------------
Morgan Stanley, Unsec. Notes, 6.30%, 01/15/06     200,000       214,180
=======================================================================
                                                              1,078,911
=======================================================================

LIFE & HEALTH INSURANCE-0.70%

Lincoln National Corp., Unsec. Deb., 9.13%,
  10/01/24                                        120,000       130,027
-----------------------------------------------------------------------
Prudential Holdings, LLC-Series B, Bonds,
  7.25%, 12/18/23 (Acquired 01/22/04; Cost
  $355,113)(a)(e)                                 300,000       352,173
-----------------------------------------------------------------------
ReliaStar Financial Corp., Unsec. Notes,
  8.00%, 10/30/06                                 100,000       111,999
=======================================================================
                                                                594,199
=======================================================================

MOVIES & ENTERTAINMENT-0.51%

Time Warner Inc.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  6.13%, 04/15/06                                 400,000       429,808
=======================================================================

MULTI-LINE INSURANCE-0.12%

MassMutual Global Funding II, Notes, 3.80%,
  04/15/09 (Acquired 10/07/03; Cost
  $99,867)(a)                                     100,000       100,244
=======================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.59%

Duke Energy Corp., First Mortgage Bonds,
  3.75%, 03/05/08                                 100,000       101,079
-----------------------------------------------------------------------
Westar Energy, Inc.,
  Sec. First Mortgage Global Bonds, 7.88%,
  05/01/07                                        350,000       401,408
=======================================================================
                                                                502,487
=======================================================================

MUNICIPALITIES-0.87%

California (State of) Industry Urban
  Development Agency; Project 3 Tax
  Allocation, Series 2003B 6.10%,
  05/01/24(e)(f)                                  450,000       460,490
-----------------------------------------------------------------------
Illinois (State of);
  Unlimited Tax Pension Series 2003 GO,
  5.10%, 06/01/33(f)                              300,000       281,634
=======================================================================
                                                                742,124
=======================================================================

OIL & GAS DRILLING-0.30%

R&B Falcon Corp.-Series B, Sr. Unsec. Notes,
  6.75%, 04/15/05                                 100,000       105,314
-----------------------------------------------------------------------
Transocean Inc.(Cayman Islands),
  Sr. Unsec. Unsub. Global Deb., 8.00%,
  04/15/27                                        125,000       152,163
=======================================================================
                                                                257,477
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

OIL & GAS EXPLORATION & PRODUCTION-1.21%

Kern River Funding Corp., Sr. Gtd. Notes,
  4.89%, 04/30/18 (Acquired 05/20/03; Cost
  151,044)(a)                                  $  145,725   $   145,638
-----------------------------------------------------------------------
Kerr-McGee Corp., Unsec. Gtd. Global Notes,
  5.38%, 04/15/05                                 150,000       156,288
-----------------------------------------------------------------------
Louis Dreyfus Natural Gas Corp., Sr. Sub.
  Notes, 9.25%, 06/15/04                          125,000       128,110
-----------------------------------------------------------------------
Pemex Project Funding Master Trust,
  Unsec. Gtd. Unsub. Global Notes,
  7.38%, 12/15/14                                 550,000       593,472
=======================================================================
                                                              1,023,508
=======================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-0.25%

Petroleos Mexicanos (Mexico),
  Unsec. Gtd. Unsub. Global Notes, 6.50%,
  02/01/05                                        150,000       156,563
-----------------------------------------------------------------------
Plains All American Pipeline L.P., Sr. Notes,
  5.63%, 12/15/13 (Acquired 12/03/03; Cost
  $49,867)(a)                                      50,000        51,412
=======================================================================
                                                                207,975
=======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.36%

CIT Group Inc.,
  Sr. Unsec. Notes, 6.63%, 06/15/05               200,000       212,724
-----------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes, 7.63%,
  08/16/05                                        175,000       189,702
-----------------------------------------------------------------------
Citigroup Inc., Unsec. Sub. Global Bonds,
  6.00%, 10/31/33                                 100,000       101,924
-----------------------------------------------------------------------
General Electric Capital Corp.,
  Gtd. Sub. Notes, 8.13%, 05/15/12                215,000       261,584
-----------------------------------------------------------------------
  Series A, Sr. Medium Term Global Notes,
  4.25%, 12/01/10                                  50,000        49,987
-----------------------------------------------------------------------
  Series A, Medium Term Global Notes,
    2.85%, 01/30/06                                25,000        25,356
-----------------------------------------------------------------------
    5.88%, 02/15/12                                75,000        81,219
-----------------------------------------------------------------------
    6.00%, 06/15/12                               100,000       109,064
-----------------------------------------------------------------------
Heller Financial, Inc.-Class A,
  Sr. Unsec. Global Notes, 8.00%, 06/15/05        400,000       433,428
-----------------------------------------------------------------------
Household Finance Corp.,
  Medium Term Notes, 3.38%, 02/21/06               50,000        51,178
-----------------------------------------------------------------------
  Sr. Unsec. Global Notes, 6.50%, 01/24/06        100,000       108,112
-----------------------------------------------------------------------
ING Capital Funding Trust III, Gtd. Global
  Bonds, 8.44%(c)                                  75,000        92,185
-----------------------------------------------------------------------
Pemex Finance Ltd. (Cayman Islands)- Series
  1999-2, Class A1, Global Bonds, 9.69%,
  08/15/09                                        100,000       117,562
-----------------------------------------------------------------------
Regional Diversified Funding, Sr. Notes,
  9.25%, 03/15/30 (Acquired 01/10/03; Cost
  $163,526)(a)                                    145,740       171,063
=======================================================================
                                                              2,005,088
=======================================================================

-----------------------------------------------------------------------
                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE

PROPERTY & CASUALTY INSURANCE-0.36%

Oil Insurance Ltd. (Bermuda), Unsec. Sub.
  Deb., 5.15%, 08/15/33 (Acquired 01/21/04;
  Cost $311,037)(a)                            $  300,000   $   303,786
=======================================================================

PUBLISHING-0.35%

News America Holdings,
  Unsec. Gtd. Deb., 7.75%, 01/20/24                50,000        59,151
-----------------------------------------------------------------------
  Sr. Unsec. Gtd. Deb., 7.70%, 10/30/25           200,000       235,876
=======================================================================
                                                                295,027
=======================================================================

REAL ESTATE-0.66%

EOP Operating L.P., Unsec. Notes, 8.38%,
  03/15/06                                        500,000       559,700
=======================================================================

REGIONAL BANKS-1.26%

Greater Bay Bancorp.-Series B, Sr. Notes,
  5.25%, 03/31/08                                 500,000       506,775
-----------------------------------------------------------------------
Santander Financial Issuances (Cayman
  Islands),
  Sec. Sub. Notes, 2.19%(c)(d)(g)                 500,000       481,250
-----------------------------------------------------------------------
Union Planters Corp., Notes, 4.38%, 12/01/10       85,000        85,703
=======================================================================
                                                              1,073,728
=======================================================================

REINSURANCE-0.23%

GE Global Insurance Holding Corp., Unsec.
  Notes,
  7.00%, 02/15/26                                 100,000       110,108
-----------------------------------------------------------------------
  7.50%, 06/15/10                                  75,000        87,220
=======================================================================
                                                                197,328
=======================================================================

RESTAURANTS-0.10%

McDonald's Corp., Unsec. Deb., 7.05%,
  11/15/25                                         75,000        82,051
=======================================================================

SOVEREIGN DEBT-1.53%

Japan Bank for International Cooperation
  (Japan),
  Unsec. Gtd. Euro Bonds, 6.50%, 10/06/05         100,000       107,406
-----------------------------------------------------------------------
United Mexican States (Mexico), Global Notes,
  4.63%, 10/08/08                                 300,000       302,625
-----------------------------------------------------------------------
  6.63%, 03/03/15                                 150,000       155,963
-----------------------------------------------------------------------
  7.50%, 04/08/33                                 700,000       730,625
=======================================================================
                                                              1,296,619
=======================================================================

THRIFTS & MORTGAGE FINANCE-0.86%

Bank United-Series A, Medium Term Notes,
  8.00%, 03/15/09                                  50,000        58,803
-----------------------------------------------------------------------
Countrywide Home Loans, Inc.,
  Series J, Gtd. Medium Term Global Notes,
  5.50%, 08/01/06                                 125,000       133,595
-----------------------------------------------------------------------
  Series K, Medium Term Global Notes,
  3.50%, 12/19/05                                 100,000       102,618
-----------------------------------------------------------------------
Washington Mutual Finance Corp.,
  Sr. Unsec. Notes, 8.25%, 06/15/05               400,000       434,436
=======================================================================
                                                                729,452
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

TOBACCO-0.31%

Altria Group, Inc.,
  Notes, 7.00%, 11/04/13                       $   75,000   $    81,602
-----------------------------------------------------------------------
Altria Group, Inc.,
  Notes, 7.13%, 10/01/04                          100,000       103,375
-----------------------------------------------------------------------
  Unsec. Notes, 6.38%, 02/01/06                    75,000        79,441
=======================================================================
                                                                264,418
=======================================================================

TRUCKING-1.12%

Hertz Corp. (The)-Class A,
  Floating Rate Global Notes, 1.71%,
  08/13/04(b)                                     350,000       350,000
-----------------------------------------------------------------------
Roadway Corp., Sr. Unsec. Gtd. Global Notes,
  8.25%, 12/01/08                                 525,000       605,141
=======================================================================
                                                                955,141
=======================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.25%

TeleCorp PCS, Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  10.63%, 07/15/10                                800,000       950,000
-----------------------------------------------------------------------
Tritel PCS Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 10.38%, 01/15/11                         800,000       965,000
=======================================================================
                                                              1,915,000
=======================================================================
    Total Bonds & Notes (Cost $40,760,082)                   41,220,588
=======================================================================

ASSET-BACKED SECURITIES-1.40%

ELECTRIC UTILITIES-0.50%

Yorkshire Power Finance (Cayman Islands)-
  Series 2000-1, Pass Through Ctfs., 8.25%,
  02/15/05 (Acquired 06/19/03-09/22/03; Cost
  $434,413)(a)                                    400,000       423,056
=======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.90%

Citicorp Lease-Series 1999-1, Class A1,
  Pass Through Ctfs., 7.22%, 06/15/05
  (Acquired 05/08/02-09/23/03; Cost
  $486,338)(a)                                    455,010       485,987
-----------------------------------------------------------------------
Citicorp Lease-Series 1999-1, Class A2,
  Pass Through Ctfs., 8.04%, 12/15/19
  (Acquired 08/20/02; Cost $166,614)(a)           150,000       177,853
-----------------------------------------------------------------------
First Industrial Realty Trust, Inc., Putable
  PATS, 7.38%, 05/15/04 (Acquired 02/06/03;
  Cost $104,850)(a)                               100,000       101,486
=======================================================================
                                                                765,326
=======================================================================
    Total Asset-Backed Securities (Cost
      $1,164,491)                                             1,188,382
=======================================================================

U.S. MORTGAGE-BACKED SECURITIES-37.42%

FEDERAL HOME LOAN BANK-1.45%

Unsec. Bonds,
  4.88%, 04/16/04 to 05/15/07                     650,000       684,245
-----------------------------------------------------------------------
  5.70%, 03/03/09                                 500,000       549,185
=======================================================================
                                                              1,233,430
=======================================================================

-----------------------------------------------------------------------
                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-7.84%

Pass Through Ctfs.,
  6.00%, 08/01/14 to 10/01/32                  $2,738,413   $ 2,863,341
-----------------------------------------------------------------------
  5.50%, 05/01/16 to 2/01/17                      239,064       248,535
-----------------------------------------------------------------------
  6.50%, 05/01/16 to 08/01/32                   1,130,482     1,194,804
-----------------------------------------------------------------------
  7.00%, 06/01/16 to 06/01/32                     348,827       370,541
-----------------------------------------------------------------------
  7.50%, 04/01/17 to 03/01/32                     432,444       464,486
-----------------------------------------------------------------------
Unsec. Global Notes,
  2.75%, 03/15/08                               1,000,000       985,200
-----------------------------------------------------------------------
Unsec. Notes,
  4.88%, 03/15/07                                 500,000       532,685
=======================================================================
                                                              6,659,592
=======================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-20.60%

Pass Through Ctfs.,
  7.50%, 11/01/15 to 05/01/32                      88,303        94,490
-----------------------------------------------------------------------
  7.00%, 12/01/15 to 02/01/33                   2,011,752     2,135,988
-----------------------------------------------------------------------
  6.50%, 05/01/16 to 10/01/32                   3,702,564     3,890,827
-----------------------------------------------------------------------
  5.50%, 12/01/16 to 12/01/33                   4,617,587     4,726,049
-----------------------------------------------------------------------
  6.00%, 01/01/17 to 12/01/33                   3,735,423     3,888,251
-----------------------------------------------------------------------
  5.00%, 03/01/18 to 10/01/18                   1,529,786     1,566,889
-----------------------------------------------------------------------
  8.00%, 08/01/21 to 04/01/32                     689,735       745,380
-----------------------------------------------------------------------
Unsec. Global Notes,
  4.38%, 09/15/12                                  75,000        74,880
-----------------------------------------------------------------------
Unsec. Notes,
  5.25%, 06/15/06                                 300,000       320,646
-----------------------------------------------------------------------
Unsec. Sub. Notes,
  5.25%, 08/01/12                                  50,000        51,915
=======================================================================
                                                             17,495,315
=======================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-6.85%

Pass Through Ctfs.,
  7.50%, 06/15/23 to 05/15/32                     486,707       525,222
-----------------------------------------------------------------------
  8.50%, 02/15/25                                  47,023        51,644
-----------------------------------------------------------------------
  8.00%, 08/15/25                                  17,798        19,449
-----------------------------------------------------------------------
  7.00%, 04/15/28 to 03/15/33                     588,137       627,546
-----------------------------------------------------------------------
  6.00%, 11/15/28 to 02/15/33                   1,649,476     1,722,634
-----------------------------------------------------------------------
  6.50%, 01/15/29 to 12/15/33                   2,235,086     2,360,512
-----------------------------------------------------------------------
  5.50%, 12/15/33                                 499,502       510,656
=======================================================================
                                                              5,817,663
=======================================================================
TENNESSEE VALLEY AUTHORITY-0.68%

Unsec. Bonds, 7.14%, 01/15/08                     500,000       582,045
=======================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $31,252,200)                                     31,788,045
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
U.S. TREASURY SECURITIES-11.34%

U.S. TREASURY NOTES-6.69%

  3.13%, 10/15/08                              $  400,000   $   400,936
-----------------------------------------------------------------------
  4.75%, 11/15/08                               1,700,000     1,826,701
-----------------------------------------------------------------------
  5.00%, 02/15/11 to 08/15/11(h)                3,200,000     3,452,624
=======================================================================
                                                              5,680,261
=======================================================================

U.S. TREASURY BONDS-4.65%

  7.25%, 05/15/16 to 08/15/22                   1,600,000     2,024,872
-----------------------------------------------------------------------
  7.50%, 11/15/16                               1,500,000     1,929,135
=======================================================================
                                                              3,954,007
=======================================================================
    Total U.S. Treasury Securities (Cost
      $9,584,527)                                             9,634,268
=======================================================================

-----------------------------------------------------------------------
                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------

MONEY MARKET FUNDS-0.05%

Liquid Assets Portfolio(i)                         20,765   $    20,765
-----------------------------------------------------------------------
STIC Prime Portfolio(i)                            20,765        20,765
=======================================================================
    Total Money Market Funds (Cost $41,530)                      41,530
=======================================================================
TOTAL INVESTMENTS-98.74% (Cost $82,802,830)                  83,872,813
=======================================================================
OTHER ASSETS LESS LIABILITIES-1.26%                           1,069,816
=======================================================================
NET ASSETS-100.00%                                          $84,942,629
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

Ctfs    - Certificates
Deb.    - Debentures
GO      - General Obligation Bonds
Gtd.    - Guaranteed
Jr.     - Junior
PATS    - Pass Through Asset Trust Securities
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate market value of these securities at 01/31/04 was $4,830,414, which represented 5.69% of the Fund's net assets. These securities are considered to be illiquid.
(b) Interest rates are redetermined quarterly. Rates shown are rates in effect on 01/31/04.
(c) Perpetual bond with no specified maturity date.
(d) Interest rates are redetermined semi-annually. Rates shown are rates in effect on 01/31/04.
(e) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Security Assurance Inc., or MBIA Insurance Corp.
(f) Interest on this security is taxable income to the Fund.
(g) Security fair valued in accordance with procedures established by the Board of Trustees.
(h) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1 section G and Note 7.
(i) The money market fund and the Fund are affiliated by having the same advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost
  $82,761,300)                                  $83,831,283
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $41,530)                                     41,530
-----------------------------------------------------------
    Total Investments (cost $82,802,830)         83,872,813
===========================================================
Cash                                                479,218
-----------------------------------------------------------
Receivables for:
-----------------------------------------------------------
  Investments sold                                  384,676
-----------------------------------------------------------
  Fund shares sold                                  211,081
-----------------------------------------------------------
  Dividends and interest                          1,001,035
-----------------------------------------------------------
  Amount due from advisor                            25,472
-----------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                    7,982
-----------------------------------------------------------
Other assets                                         28,952
===========================================================
    Total assets                                 86,011,229
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             605,034
-----------------------------------------------------------
  Fund shares reacquired                            325,138
-----------------------------------------------------------
  Deferred compensation and retirement plans          8,251
-----------------------------------------------------------
  Variation margin                                    4,766
-----------------------------------------------------------
Accrued distribution fees                            52,022
-----------------------------------------------------------
Accrued trustees' fees                                  612
-----------------------------------------------------------
Accrued transfer agent fees                          47,320
-----------------------------------------------------------
Accrued operating expenses                           25,457
===========================================================
    Total liabilities                             1,068,600
===========================================================
Net assets applicable to shares outstanding     $84,942,629
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

  Shares of beneficial interest                 $83,459,022
-----------------------------------------------------------
  Undistributed net investment income              (299,760)
-----------------------------------------------------------
  Undistributed net realized gain from
    investment securities                           749,852
-----------------------------------------------------------
  Unrealized appreciation of investment
    securities and futures contracts              1,033,515
===========================================================
                                                $84,942,629
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $30,565,076
___________________________________________________________
===========================================================
Class B                                         $46,001,100
___________________________________________________________
===========================================================
Class C                                         $ 8,376,453
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                           2,897,046
___________________________________________________________
===========================================================
Class B                                           4,359,812
___________________________________________________________
===========================================================
Class C                                             793,826
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     10.55
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.55 divided by
      95.25%)                                   $     11.08
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     10.55
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     10.55
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended January 31, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                       1,692,275
------------------------------------------------------------------------
Dividends from affiliated money market funds                       6,633
========================================================================
  Total investment income                                      1,698,908
========================================================================
EXPENSES:

Advisory fees                                                    215,673
------------------------------------------------------------------------
Administrative services fees                                      25,137
------------------------------------------------------------------------
Custodian fees                                                    17,350
------------------------------------------------------------------------
Distribution fees
  Class A                                                         53,967
------------------------------------------------------------------------
  Class B                                                        234,687
------------------------------------------------------------------------
  Class C                                                         42,469
------------------------------------------------------------------------
Transfer agent fees                                              153,291
------------------------------------------------------------------------
Trustees' fees                                                     5,303
------------------------------------------------------------------------
Other                                                             93,110
========================================================================
    Total expenses                                               840,987
========================================================================
Less: Fees waived and expense offset arrangements               (201,728)
========================================================================
    Net expenses                                                 639,259
========================================================================
Net investment income                                          1,059,649
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FUTURES CONTRACTS:

Net realized gain from investment securities                     751,202
------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        1,949,804
------------------------------------------------------------------------
  Futures contracts                                              (36,468)
========================================================================
                                                               1,913,336
========================================================================
Net gain from investment securities and futures contracts      2,664,538
========================================================================
Net increase in net assets resulting from operations          $3,724,187
________________________________________________________________________
========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2004 and the year ended July 31, 2003 (Unaudited)

                                                              JANUARY 31,     JULY 31,
                                                                 2004           2003
----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $1,059,649     $ 1,582,068
----------------------------------------------------------------------------------------
  Net realized gain from investment securities and futures
    contracts                                                    751,202       1,445,148
----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and futures contracts                1,913,336      (1,022,343)
========================================================================================
    Net increase in net assets resulting from operations       3,724,187       2,004,873
========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (558,382)       (797,837)
----------------------------------------------------------------------------------------
  Class B                                                       (673,301)     (1,033,094)
----------------------------------------------------------------------------------------
  Class C                                                       (122,253)       (208,766)
========================================================================================
  Total distributions from net investment income              (1,353,936)     (2,039,697)
========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                       (275,860)        (29,369)
----------------------------------------------------------------------------------------
  Class B                                                       (409,961)        (47,717)
----------------------------------------------------------------------------------------
  Class C                                                        (73,758)         (8,496)
========================================================================================
  Total distributions from net realized gains                   (759,579)        (85,582)
========================================================================================
    Decrease in net assets resulting from distributions       (2,113,515)     (2,125,279)
========================================================================================
Share transactions-net:
  Class A                                                       (344,839)     21,104,305
----------------------------------------------------------------------------------------
  Class B                                                     (2,530,668)     33,005,431
----------------------------------------------------------------------------------------
  Class C                                                       (967,814)      6,138,256
========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                       (3,843,321)     60,247,992
========================================================================================
    Net increase (decrease) in net assets                     (2,232,649)     60,127,586
========================================================================================
NET ASSETS:

  Beginning of period                                         87,175,278      27,047,692
========================================================================================
  End of period (including undistributed net investment
    income of $(299,760) and $(5,473) for 2004 and 2003,
    respectively)                                             $84,942,629    $87,175,278
________________________________________________________________________________________
========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

January 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Total Return Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve maximum total return consistent with preservation of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end, and as such, the net asset value for shareholder transactions may be different than the net asset value reported in these financial statements. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

D. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. The difference between the selling price and the future repurchase price is recorded as realized gain (loss). At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

E. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

F. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

G. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

H. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $500 million of the Fund's average daily net assets, plus 0.45% on the next $500 million of the Fund's average daily net assets, plus 0.40% on the Fund's average daily net assets in excess of $1 billion. AIM has contractually agreed to waive advisory fees and/or reimburse expenses (excluding interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit total annual operating expenses of Class A shares to 1.25% and has voluntarily agreed to waive advisory fees and/or reimburse expenses (excluding interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) of Class A, Class B and Class C shares to the extent necessary to limit total annual operating expenses of Class A shares to 1.00%. Voluntary fee waivers or reimbursements may be modified or discontinued at any time without further notice to investors. During periods of fee waivers and reimbursements, to the extent that the annualized expense ratio does not

                                                          TOTAL RETURN BOND FUND

exceed the limit, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. For the six months ended January 31, 2004, AIM waived fees of $185,849.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended January 31, 2004, AIM was paid $25,137 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the six months ended January 31, 2004, AISI retained $76,236 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. AIM Distributors has contractually agreed to waive up to 0.10% of Rule 12b-1 plan fees on Class A shares. Pursuant to the Plans, for the six months ended January 31, 2004, the Class A, Class B and Class C shares paid AIM Distributors $38,548, $234,687 and $42,469, respectively after AIM Distributors waived Class A plan fees of $15,419.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2004, AIM Distributors retained $23,827 in front-end sales commissions from the sale of Class A shares and $54, $0 and $1,818 from Class A, Class B shares and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.


NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted pursuant to an exemptive order the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees to invest daily available cash balances in affiliated money market funds. Each day the prior day's balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day's available cash. The table below shows the transactions in and earnings from investments in affiliated money market funds for the period ended January 31, 2004.

                                                                           UNREALIZED
                            MARKET VALUE    PURCHASES    PROCEEDS FROM    APPRECIATION    MARKET VALUE     DIVIDEND       REALIZED
FUND                         07/31/2003      AT COST         SALES       (DEPRECIATION)    01/31/2004       INCOME      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio      $  750,113    $13,933,411   $(14,662,759)         $--          $20,765        $  3,290       $    --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio            750,113     13,933,411    (14,662,759)          --          $20,765           3,343            --
====================================================================================================================================
                             $1,500,226    $27,866,822   $(29,325,518)         $--          $41,530        $  6,633       $    --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from Demand Deposit Account (DDA) balances in transfer agency clearing accounts and custodian credits resulting from periodic overnight cash balances at the custodian. For the six months ended January 31, 2004, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $460 under an expense offset arrangement, which resulted in a reduction of the Fund's total expenses of $460.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the six months ended January 31, 2004, the Fund paid legal fees of $2,473 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended January 31, 2004.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended January 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 7--FUTURES CONTRACTS

On January 31, 2004, $100,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                         OPEN FUTURES CONTRACTS AT PERIOD END
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           UNREALIZED
                                                               NO. OF         MONTH/         MARKET       APPRECIATION
CONTRACT                                                      CONTRACTS     COMMITMENT       VALUE       (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes                                        5        Mar-04/Short    $1,072,500       $ (8,707)
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                                       15        Mar-04/Short     1,684,922        (27,761)
=======================================================================================================================
                                                                                           $2,757,422       $(36,468)
_______________________________________________________________________________________________________________________
=======================================================================================================================

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2004 was $152,045,037 and $156,208,525, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                          $1,293,588
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (223,605)
===========================================================
Net unrealized appreciation of investment
  securities                                     $1,069,983
___________________________________________________________
===========================================================
Investments have same cost for tax and financial statement
purposes.


NOTE 10--SHARE INFORMATION

The Fund currently offers three classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                     SIX MONTHS ENDED                   YEAR ENDED
                                                                     JANUARY 31, 2004                 JULY 31, 2003
                                                              ------------------------------    --------------------------
                                                                  SHARES           AMOUNT         SHARES         AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                            744,170    $  7,795,463     3,675,553    $ 38,439,296
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                            906,558       9,502,449     4,564,339      47,687,420
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                            243,131       2,551,178     1,230,567      12,857,366
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             71,965         754,928        72,052         755,569
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                             89,214         935,747        88,787         931,209
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                             17,159         179,968        18,930         198,523
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                            119,748       1,257,676        79,038         832,366
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                           (119,748)     (1,257,676)      (79,022)       (832,366)
==========================================================================================================================
Reacquired:
  Class A                                                           (969,004)    (10,152,906)   (1,811,444)    (18,922,926)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         (1,119,194)    (11,711,188)   (1,411,242)    (14,780,832)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                           (353,550)     (3,698,960)     (661,171)     (6,917,633)
==========================================================================================================================
                                                                    (369,551)   $ (3,843,321)    5,766,387    $ 60,247,992
__________________________________________________________________________________________________________________________
==========================================================================================================================

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   CLASS A
                                                              -------------------------------------------------
                                                                                              DECEMBER 31, 2001
                                                              SIX MONTHS                      (DATE OPERATIONS
                                                                 ENDED          YEAR ENDED      COMMENCED) TO
                                                              JANUARY 31,        JULY 31,         JULY 31,
                                                                 2004              2003             2002
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.35          $ 10.19           $10.00
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.15             0.32(a)          0.18(a)
===============================================================================================================
  Net gains on securities (both realized and unrealized)           0.33             0.26             0.23
===============================================================================================================
    Total from investment operations                               0.48             0.58             0.41
===============================================================================================================
Less distributions:
  Dividends from net investment income                            (0.19)           (0.40)           (0.22)
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.09)           (0.02)              --
===============================================================================================================
    Total distributions                                           (0.28)           (0.42)           (0.22)
===============================================================================================================
Net asset value, end of period                                  $ 10.55          $ 10.35           $10.19
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                    4.72%            5.77%            4.09%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $30,565          $30,336           $9,325
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.00%(c)         1.00%            1.00%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              1.53%(c)         1.54%            3.21%(d)
===============================================================================================================
Ratio of net investment income to average net assets               2.94%(c)         3.07%            3.10%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(e)                                          181%             284%             215%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $30,670,406.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                   CLASS B
                                                              -------------------------------------------------
                                                                                              DECEMBER 31, 2001
                                                              SIX MONTHS                      (DATE OPERATIONS
                                                                 ENDED          YEAR ENDED      COMMENCED) TO
                                                              JANUARY 31,        JULY 31,         JULY 31,
                                                                 2004              2003             2002
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.35          $ 10.19           $ 10.00
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.11             0.24(a)           0.14(a)
===============================================================================================================
  Net gains on securities (both realized and unrealized)           0.33             0.27              0.22
===============================================================================================================
    Total from investment operations                               0.44             0.51              0.36
===============================================================================================================
Less distributions:
  Dividends from net investment income                            (0.15)           (0.33)            (0.17)
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.09)           (0.02)               --
===============================================================================================================
    Total distributions                                           (0.24)           (0.35)            (0.17)
===============================================================================================================
Net asset value, end of period                                  $ 10.55          $ 10.35           $ 10.19
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                    4.34%            4.98%             3.65%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $46,001          $47,655           $14,678
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.75%(c)         1.75%             1.75%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.18%(c)         2.19%             3.86%(d)
===============================================================================================================
Ratio of net investment income to average net assets               2.19%(c)         2.32%             2.35%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(e)                                          181%             284%              215%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $46,682,387.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                   CLASS C
                                                              -------------------------------------------------
                                                                                              DECEMBER 31, 2001
                                                              SIX MONTHS                      (DATE OPERATIONS
                                                                 ENDED          YEAR ENDED      COMMENCED) TO
                                                              JANUARY 31,        JULY 31,         JULY 31,
                                                                 2004              2003             2002
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.35          $ 10.19           $ 10.00
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.11           0.24(a)          0.14(a)
---------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.33             0.27              0.22
===============================================================================================================
    Total from investment operations                               0.44             0.51              0.36
===============================================================================================================
Less distributions:
  Dividends from net investment income                            (0.15)           (0.33)            (0.17)
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.09)           (0.02)               --
===============================================================================================================
    Total distributions                                           (0.24)           (0.35)            (0.17)
===============================================================================================================
Net asset value, end of period                                  $ 10.55          $ 10.35           $ 10.19
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                    4.34%            4.98%             3.65%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $ 8,376          $ 9,185           $ 3,045
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.75%(c)         1.75%             1.75%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.18%(c)         2.19%             3.86%(d)
===============================================================================================================
Ratio of net investment income to average net assets               2.19%(c)         2.32%             2.35%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(e)                                          181%             284%              215%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $8,447,585.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG continues to serve as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

  A.  Regulatory Inquiries and Actions
      ---------------------------------

    1.  IFG

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the chief executive officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (the parent of AIM) and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Department of Banking for the State of Connecticut and the Colorado Securities Division. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD Inc. and the SEC, none of which directly bears upon the Fund. IFG is providing full cooperation with respect to these inquiries.

    2.  AIM

AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

    3.  AMVESCAP Response

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

  B.  Private Actions
      ---------------

In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and
(iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions alleging market timing throughout the mutual fund industry should be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Twelve actions filed against IFG have been conditionally transferred to the Panel in Maryland, and IFG and AIM anticipate that all other market timing actions that may be filed or that are already pending against IFG and/or AIM will be transferred to the Panel as well.

  Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

  As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

                                     PART C
                                OTHER INFORMATION

Item 23.      Exhibits

a (1)    -    (a) Amended and Restated Agreement and Declaration of Trust of
              Registrant, dated May 15, 2002.(14)

         - (b) Amendment No. 1, dated June 11, 2002, to the Amended and Restated Agreement and Declaration of Trust, dated
              May 15, 2002.(15)

         - (c) Amendment No. 2, dated August 8, 2002, to the Amended and Restated Agreement and Declaration of Trust, dated
              May 15, 2002.(16)

         - (d) Amendment No. 3, dated May 14, 2003, to the Amended and Restated Agreement and Declaration of Trust, dated
              May 15, 2002.(18)

         - (e) Amendment No. 4, dated June 23, 2003, to the Amended and Restated Agreement and Declaration of Trust, dated
              May 15, 2002.(18)

         - (f) Amendment No. 5, dated June 11, 2003, to the Amended and Restated Agreement and Declaration of Trust, dated
              May 15, 2002.(19)

         - (g) Amendment No. 6, dated July 30, 2003, to the Amended and Restated Agreement and Declaration of Trust, dated
              May 15, 2002.(19)


         - (h) Amendment No. 7, dated November 24, 2003, to the Amended and Restated Agreement and Declaration of Trust, dated
              May 15, 2002.(21)


         - (i) Amendment No. 8, dated December 10, 2003, to the Amended and Restated Agreement and Declaration of Trust, dated
              May 15, 2002.(21)

         - (j) Amendment No. 9, dated February 19, 2004, to the Amended and Restated Agreement and Declaration of Trust, dated
              May 15, 2002.(21)

b        -    Amended and Restated Bylaws of Registrant, adopted effective
              May 15, 2002.(14)

c        -    Articles II, VI, VII, VIII and IX of the Amended and Restated
              Agreement and Declaration of Trust, as amended, and Articles IV, V and VI of the Amended and Restated Bylaws define rights of holders of shares.

d (1)    -    (a) Master Investment Advisory Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc.(10)

         - (b) Amendment No. 1, dated December 28, 2001, to the Master Investment Advisory Agreement, dated June 1, 2000.(13)


         - (c) Amendment No. 2, dated August 29, 2002, to the Master Investment Advisory Agreement, dated June 1, 2000.(18)


         - (d) Amendment No. 3, dated June 23, 2003, to the Master Investment Advisory Agreement, dated June 1, 2000.(18)

         - (e) Amendment No. 4, dated October 29, 2003, to the Master Investment Advisory Agreement, dated June 1, 2000.(21)

  (2)    -    Master Intergroup Sub-Advisory contract for Mutual Funds, dated
              October 29,  2003, between A I M Advisors, Inc. and INVESCO
              Institutional (N.A.), Inc. on behalf of AIM Real Estate Fund.(21)

e (1)    -    (a) Amended and Restated Master Distribution Agreement (all
              Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(20)

         - (b) Amendment No. 1, dated October 29, 2003, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(21)

         - (c) Amendment No. 2, dated November 4, 2003, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(21)


         - (d) Amendment No. 3, dated November 20, 2003, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(21)



         - (e) Amendment No. 4, dated November 24, 2003, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(21)



         - (f) Amendment No. 5, dated November 25, 2003, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(21)



         - (g) Amendment No. 6, dated January 6, 2004, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(22)



         - (h) Amendment No. 7, dated March 31, 2004, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc. (22)



              (i) Amendment No. 8, dated April 30, 2004, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(22)


  (2)    -    (a) Amended and Restated Master Distribution Agreement (Class B
              shares) dated August 18, 2003, between Registrant and A I M
              Distributors, Inc.(20)

         - (b) Amendment No. 1, dated October 1, 2003, to the Amended and Restated Master Distribution Agreement (Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(21)

         - (c) Amendment No. 2, dated October 29, 2003, to the Amended and Restated Master Distribution Agreement (Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(21)

         - (d) Amendment No. 3, dated November 3, 2003, to the Amended and Restated Master Distribution Agreement (Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(21)

         - (e) Amendment No. 4, dated November 4, 2003, to the Amended and Restated Master Distribution Agreement (Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(21)

         - (f) Amendment No. 5, dated November 20, 2003, to the Amended and Restated Master Distribution Agreement (Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(21)

         - (g) Amendment No. 6, dated November 24, 2003, to the Amended and Restated Master Distribution Agreement (Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(21)

         - (h) Amendment No. 7, dated November 25, 2003, to the Amended and Restated Master Distribution Agreement (Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(21)


              (i) Amendment No. 8, dated March 31, 2004, to the Amended and Restated Master Distribution Agreement (Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(22)



              (j) Amendment No. 9, dated April 30, 2004, to the Amended and Restated Master Distribution Agreement (Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(22)


  (3)    -    Form of Selected Dealer Agreement between A I M Distributors, Inc.
              and selected dealers.(11)

  (4)    -    Form of Bank Selling Group Agreement between A I M Distributors,
              Inc. and banks.(6)

f (1)    -    AIM Funds Retirement Plan for Eligible Directors/Trustees, as
              restated October 1, 2001.(12)

  (2)    -    Form of AIM Funds Director Deferred Compensation Agreement, as
              amended March 7, 2000, September 28, 2001 and September 26,
              2002.(18)

g (1)    -    (a) Second Amended and Restated Custody Agreement, dated June 16,
              1987, between Short-Term Investments Co. (on behalf of its Limited
              Maturity Treasury Portfolio) and The Bank of New York.(3)

         - (b) Amendment, dated May 17, 1993, to Second Amended and Restated Custody Agreement, dated June 16, 1987, between Short-Term Investments Co. (on behalf of its Limited Maturity Treasury Portfolio) and The Bank of New York.(3)

         - (c) Assignment and Acceptance of Assignment of Custody Agreement, dated October 15, 1993, between Registrant (on behalf of its Limited Maturity Treasury Portfolio) and Short-Term Investments Co. (on behalf of its Limited Maturity Treasury Portfolio).(3)

         - (d) Letter Agreement, dated June 1, 2000, between Registrant (on behalf of its AIM Municipal Bond Fund) and The Bank of New York.(10)

         - (e) Letter Agreement, dated August 30, 2000, between Registrant (on behalf of its AIM Money Market Fund) and The Bank of New York.(10)

  (2)    -    (a) Master Custodian Contract, dated May 1, 2000, between
              Registrant (on behalf of AIM High Yield Fund, AIM Income Fund, AIM
              Intermediate Government Fund, AIM Short Term Bond Fund and AIM
              Total Return Bond Fund) and State Street Bank and Trust
              Company.(10)

         -    (b) Amendment, dated May 1, 2000, to Custodian Contract, dated
              May 1, 2000, between Registrant (on behalf of its AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund) and State Street Bank and Trust Company.(10)

         - (c) Amendment, dated June 29, 2001, to the Custodian Contract, dated May 1, 2000, between Registrant (on behalf of its AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund) and State Street Bank and Trust Company.(12)

         - (d) Amendment dated April 2, 2002, to the Custodian Contract, dated May 1, 2000, between Registrant (on behalf of AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund) and State Street Bank and Trust Company.(15)

  (3)    -    (a) Subcustodian Agreement with Texas Commerce Bank, dated
              September 9, 1994, among Texas Commerce Bank National Association,
              State Street Bank and Trust Company, A I M Fund Services, Inc. and
              Registrant.(3)

         - (b) Amendment No. 1, dated October 2, 1998, to the Subcustodian Agreement with Texas Commerce Bank, dated September 9, 1994, among Chase Bank of Texas, N.A. (formerly Texas Commerce Bank) , State Street Bank and Trust Company, A I M Fund Services, Inc. and Registrant.(8)

         - (c) Amendment No. 2, dated March 15, 2002, to the Subcustodian Agreement with Texas Commerce Bank National Association, dated September 9, 1994, among J P Morgan Chase Bank (formerly known as The Chase Manhattan Bank, successor-in-interest by merger to Chase Bank of Texas, N.A.), State Street Bank and Trust Company, A I M Fund Services, Inc. and Registrant.(17 )

  (4)    -    Foreign Assets Delegation Agreement, dated May 31, 2002, between A
              I M Advisors, Inc. and Registrant.(12)


h (1)    -    (a) Amended and Restated Transfer Agency and Service Agreement,
              dated December 29, 1997, between Registrant and A I M Fund
              Services, Inc., now known as AIM Investment Services, Inc.(5)



         - (b) Amendment No. 1, dated January 1, 1999, to the Amended and Restated Transfer Agency and Service Agreement, dated December 29, 1997, between Registrant and A I M Fund Services, Inc., now known as AIM Investment Services, Inc.(7)



         - (c) Amendment No. 2, dated July 1, 1999, to the Amended and Restated Transfer Agency and Service Agreement, dated December 29, 1997, between Registrant and A I M Fund Services, Inc., now known as AIM Investment Services, Inc.(7)



         - (d) Amendment No. 3, dated July 1, 2000, to the Amended and Restated Transfer Agency and Service Agreement, dated December 29, 1997, between Registrant and A I M Fund Services, Inc., now known as AIM Investment Services, Inc.(10)



         - (e) Amendment No. 4, dated January 1, 2002, to the Amended and Restated Transfer Agency and Service Agreement, dated December 29, 1997, between Registrant and A I M Fund Services, Inc., now known as AIM Investment Services, Inc.(14)

         - (f) Amendment No. 5, dated March 4, 2002, to the Amended and Restated Transfer Agency and Service Agreement, dated December 29, 1997, between Registrant and A I M Fund Services, Inc., now known as AIM Investment Services, Inc.(14)



         - (g) Amendment No. 6, dated October 31, 2002, to the Amended and Restated Transfer Agency and Service Agreement, dated December 29, 1997, between Registrant and A I M Fund Services, Inc., now known as AIM Investment Services, Inc.(17)



         - (h) Amendment No. 7, dated May 14, 2003, to the Amended and Restated Transfer Agency and Service Agreement, dated December 29, 1997, between Registrant and A I M Fund Services, Inc., now known as AIM Investment Services, Inc.(18)



         - (i) Amendment No. 8, dated June 11, 2003, to the Amended and Restated Transfer Agency and Service Agreement, dated December 29, 1997, between Registrant and A I M Fund Services, Inc., now known as AIM Investment Services, Inc.(18)


  (2)    -    (a) Master Administrative Services Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc.(10)

         - (b) Amendment No. 1, dated May 9, 2001, to the Master Administrative Services Agreement, dated June 1, 2000.(11)

         - (c) Amendment No. 2, dated December 28, 2001, to the Master Administrative Services Agreement, dated June 1, 2000.(13)

         - (d) Amendment No. 3, dated August 29, 2002, to the Master Administrative Services Agreement, dated June 1, 2000.(18)

         - (e) Amendment No. 4, dated June 23, 2003, to the Master Administrative Services Agreement, dated June 1, 2000.(18)


         - (f) Amendment No. 5, dated October 29, 2003, to the Master Administrative Services Agreement, dated June 1, 2000.(21)


  (3)    -    Memorandum of Agreement, dated June 1, 2000, regarding securities lending, between Registrant, with respect to all Funds, and A I M
              Advisors, Inc.(10)

  (4)    -    Memorandum of Agreement, dated July 1, 2003, regarding fee waivers, between Registrant and A I M Advisors, Inc. (on behalf of
              AIM Short Term Bond Fund and AIM Total Return Bond Fund).(18)

  (5)    -    Memorandum of Agreement, dated July 1, 2003, between Registrant and A I M Distributors, Inc. (on behalf of AIM Short Term Bond
              Fund and AIM Total Return Bond Fund).(18)

  (6)    -    Memorandum of Agreement, dated July 1, 2003, between Registrant
              (on behalf of each Fund's Institutional Class) and A I M Fund
              Services, Inc.(18)

  (7)    -    Interfund Loan Agreement, dated September 18, 2001, between
              Registrant and A I M Advisors, Inc.(11)

  (8)    -    Agreement and Plan of Reorganization, dated July 30, 2003, between
              Registrant and AIM Advisor Funds previously filed with the Proxy
              Statement of AIM Advisor Funds on August 1, 2003 is hereby incorporated by reference.

  (9)    -    Expense Reimbursement Agreement Related to DST Transfer Agent
              System Conversion dated June 30, 2003.(22)


i        -    None


j (1)    -    Consent of Ballard Spahr Andrews & Ingersoll, LLP(22)


  (2)    -    Consent of Dechert LLP.(20)


  (3)    -    Consent of Ernst & Young.(22)


k        -    Omitted Financial Statements - None.


l (1)    -    Initial Capitalization Agreement for Registrant's AIM Total Return
              Bond Fund.(13)



  (2)    -    Initial Capitalization Agreement for Registrant's AIM Short Term
              Bond Fund.(17)


m (1)    -    (a) Amended and Restated Master Distribution Plan (Class A
              Shares), effective as of August 18, 2003.(20)

         - (b) Amendment No. 1, dated October 29, 2003, to Registrant's Amended and Restated Master Distribution Plan (Class A Shares).(21)

         - (c) Amendment No. 2, dated November 4, 2003, to Registrant's Amended and Restated Master Distribution Plan (Class A Shares).(21)

         - (d) Amendment No. 3, dated November 20, 2003, to Registrant's Amended and Restated Master Distribution Plan (Class A Shares).(21)

         - (e) Amendment No. 4, dated November 24, 2003, to Registrant's Amended and Restated Master Distribution Plan (Class A Shares).(21)


         - (f) Amendment No. 5, dated November 25, 2003, to Registrant's Amended and Restated Master Distribution Plan (Class A Shares).(21)



         - (g) Amendment No. 6, dated March 31,, 2004, to the Amended and Restated Master Distribution Plan (Class A Shares). (22)



              (h) Amendment No. 7, dated April 30, 2004, to the Amended and Restated Master Distribution Plan (Class A Shares).(22)


  (2)    -    Amended and Restated Master Distribution Plan (AIM Cash Reserves
              Shares), effective August 18, 2003.(20)

  (3)    -    Amended and Restated Master Distribution Plan (Class A3 Shares),
              effective August 18, 2003.(20)

  (4)    -    (a) Amended and Restated Master Distribution Plan (Class B Shares)
              (Securitization Feature), effective as of August 18, 2003.(20)

         - (b) Amendment No. 1, dated October 29, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature).(21)

              (c) Amendment No. 2, dated November 4, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature).(21)

         - (d) Amendment No. 3, dated November 20, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature).(21)

         - (e) Amendment No. 4, dated November 24, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature).(21)

              (f) Amendment No. 5, dated November 25, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature).(21)


              (g) Amendment No. 6, dated March 31, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature).(22)



              (i) Amendment No. 7, dated April 30, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature).(22)


  (5)    -    (a) Amended and Restated Master Distribution Plan (Class C
              Shares), effective as of August 18, 2003.(20)

         - (b) Amendment No. 1, dated October 29, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares).(21)

         - (c) Amendment No. 2, dated November 4, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares).(21)

         - (d) Amendment No. 3, dated November 20, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares).(21)

         - (e) Amendment No. 4, dated November 24, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares).(21)

         - (f) Amendment No. 5, dated November 25, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares).(21)


         - (g) Amendment No. 6, dated March 31, 2004, to the Amended and Restated Master Distribution Plan (Class C Shares). (22)



              (h) Amendment No. 7, dated April 30, 2004, to the Amended and Restated Master Distribution Plan (Class C Shares).(22)


  (6)    -    (a) Amended and Restated Master Distribution Plan (Class R
              shares), effective as of August 18, 2003.(20)

         - (b) Amendment No. 1, dated November 4, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class R Shares).(21)

         - (c) Amendment No. 2, dated November 24, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class R Shares).(21)

         - (d) Amendment No. 3, dated November 25, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class R Shares).(21)


         - (e) Amendment No. 4, dated April 30, 2004, to the Amended and Restated Master Distribution Plan (Class R Shares). (22)

  (7)    -    (a) Amended and Restated Master Distribution Plan (Investor Class
              Shares), effective as of August 18, 2003. (20)

         - (b) Amendment No. 1, dated October 29, 2003 to the Registrant's Amended and Restated Master Distribution Plan (Investor Class Shares).(21)

         - (c) Amendment No. 2, dated November 25, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Investor Class Shares).(21)

  (8)    -    Form of Master Related Agreement to Amended and Restated Master
              Distribution Plan (Class A Shares).(19)

  (9)    -    Form of Master Related Agreement to Amended and Restated Master
              Distribution Plan (AIM Cash Reserve Shares).(19)

  (10)   -    Form of Master Related Agreement to Amended and Restated Master
              Distribution Plan (Class A3 Shares).(19)

  (11)   -    Form of Master Related Agreement to Amended and Restated Master
              Distribution Plan (Class C Shares).(19)

  (12)   -    Form of Master Related Agreement to Amended and Restated Master
              Distribution Plan (Class R Shares).(19)

  (13)   -    Form of Master Related Agreement to Amended and Restated Master
              Distribution Plan (Investor Class Shares).(19)

n        -    Fourth Amended and Restated Multiple Class Plan of The AIM Family
              of Funds--Registered Trademark-- effective December 12, 2001, as amended and restated March 4, 2002, as amended and restated
              October 31, 2002, as further amended and restated July 21, 2003 and as further amended and restated effective August 18, 2003.(19)

o        -    Reserved.

p (1)    -    The A I M Management Group Inc. Code of Ethics adopted May 1,
              1981, as last amended June 10, 2003, relating to A I M Management
              Group Inc. and A I M Advisors, Inc. and its wholly owned and indirect subsidiaries.(18)

  (2)    -    AIM Funds Code of Ethics of Registrant, effective as September 23,
              2000.(10)

----------

(1) Incorporated herein by reference to Post-Effective Amendment No. 5, filed electronically on November 30, 1994.

(2) Incorporated herein by reference to Post-Effective Amendment No. 6, filed electronically on November 17, 1995.

(3) Incorporated herein by reference to Post-Effective Amendment No. 7, filed electronically on November 21, 1996.

(4) Incorporated herein by reference to Post-Effective Amendment No. 8, filed electronically on November 21, 1997.

(5) Incorporated herein by reference to Post-Effective Amendment No. 9, filed electronically on July 10, 1998.

(6) Incorporated herein by reference to Post-Effective Amendment No. 10, filed electronically on November 18, 1998.

(7) Incorporated herein by reference to Post-Effective Amendment No. 11, filed electronically on October 14, 1999.

(8) Incorporated herein by reference to Post-Effective Amendment No. 12, filed electronically on March 10, 2000.

(9) Incorporated herein by reference to Post-Effective Amendment No. 13, filed electronically on May 25, 2000.

(10) Incorporated herein by reference to Post-Effective Amendment No. 14, filed electronically on November 15, 2000.

(11) Incorporated herein by reference to Post-Effective Amendment No. 15, filed electronically on October 12, 2001.

(12) Incorporated herein by reference to Post-Effective Amendment No. 16, filed electronically on November 8, 2001.

(13) Incorporated herein by reference to Post-Effective Amendment No. 17, filed electronically on December 21, 2001.

(14) Incorporated herein by reference to Post-Effective Amendment No. 18, filed electronically on May 22, 2002.

(15) Incorporated herein by reference to Post-Effective Amendment No. 19, filed electronically on June 13, 2002.

(16) Incorporated herein by reference to Post-Effective Amendment No. 20, filed electronically on August 28, 2002.

(17) Incorporated herein by reference to Post-Effective Amendment No. 21, filed electronically on November 20, 2002.

(18) Incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on July 7, 2003.

(19) Incorporated herein by reference to Post-Effective Amendment No. 23, filed electronically on August 28, 2003.

(20) Incorporated herein by reference to Post-Effective Amendment No. 24, filed electronically on October 28, 2003.


(21) Incorporated herein by reference to Post Effective Amendment No. 25, filed electronically on March 1, 2004.



(22)     Filed herewith electronically.



Item 24. Persons Controlled by or Under Common Control With the Fund

         None.

Item 25. Indemnification

         The Registrant's Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, as amended, provides, among other things (i) that trustees and officers of the Registrant, when acting as such, shall not be personally liable for any act, omission or obligation of the Registrant or any trustee or officer (except for liabilities to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty); (ii) for the indemnification by the Registrant of the trustees, officers, employees and agents of the Registrant to the fullest extent permitted by the Delaware Statutory Trust Act and Bylaws and other applicable law; (iii) that shareholders of the Registrant shall not be personally liable for the debts, liabilities, obligations or expenses of the Registrant or any portfolio or class; and (iv) for the indemnification by the Registrant, out of the assets belonging to the applicable portfolio, of shareholders and former shareholders of the Registrant in case they are held personally liable solely by reason of being or having been shareholders of the Registrant or any portfolio or class and not because of their acts or omissions or for some other reason.

         A I M Advisors, Inc. ("AIM"), the Registrant and other investment companies managed by AIM, their respective officers, trustees, directors and employees (the "Insured Parties") are insured under a joint Mutual Fund and Investment Advisory Professional and Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $35,000,000 limit of liability.

         Section 16 of the Master Investment Advisory Agreement between the Registrant and AIM provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of AIM or any of its officers, directors or employees, that AIM shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of AIM to any series of the Registrant shall not automatically impart liability on the part of AIM to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

         Section 7 of the Master Intergroup Sub-Advisory Contract For Mutual Funds between AIM and INVESCO Institutional (N.A.), Inc. (the "Sub-Advisory Contract") provides that the Sub-advisor shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-advisor in the performance by the Sub-advisor of its duties or from reckless disregard by the Sub-advisor of its obligations and duties under the Sub-Advisory Contract.


         Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Advisor


         The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. For information as to the business, profession, vocation or employment of a substantial nature of the officers and directors of INVESCO Institutional (N.A.), Inc., reference is made to Form ADV filed under the Investment Advisers Act of 1940 by INVESCO Institutional (N.A.), Inc., herein incorporated by reference. Reference is also made to the caption "Fund Management - The Advisor" in the Prospectus which comprises Part A of the Registration Statement, and to the caption "Investment Advisory and Other Services" of the Statements of Additional Information which comprise Part B of the Registration Statement, and to Item 27(b) of this Part C.


Item 27. Principal Underwriters

  (a) A I M Distributors, Inc., the Registrant's principal underwriter, also acts as a principal underwriter to the following investment companies:


         AIM Combination Stock & Bond Funds      AIM Investment Funds
         AIM Counselor Series Trust              AIM Sector Funds
         AIM Equity Funds                        AIM Special Opportunities Funds
         AIM Floating Rate Fund                  AIM Stock Funds
         AIM Funds Group                         AIM Summit Fund
         AIM Growth Series                       AIM Tax-Exempt Funds
         AIM International Mutual Funds          AIM Variable Insurance Funds


  (b) The following table sets forth information with respect to each director, officer or partner of A I M Distributors, Inc.

 Name and Principal            Positions and Offices with                 Positions and Offices
 Business Address*                    Underwriter                            with Registrant
----------------------      ----------------------------------     -----------------------------------
Gene L. Needles             Chairman, Director, President &        None
                            Chief Executive Officer

Mark H. Williamson          Director                               Trustee & Executive Vice President

John S. Cooper              Executive Vice President               None

Marilyn M. Miller           Executive Vice President               None

James L. Salners            Executive Vice President               None

James E. Stueve             Executive Vice President               None

Raymond R. Cunningham       Senior Vice President                  None

Glenda A. Dayton            Senior Vice President                  None

Gary K. Wendler             Senior Vice President                  None

Stephen H. Bitteker         First  Vice President                  None

Kevin M. Carome             Vice President                         Senior Vice President & Chief Legal
                                                                   Officer

Mary A. Corcoran            Vice President                         None

Sidney M. Dilgren           Vice President                         Vice President & Treasurer

Dawn M. Hawley              Vice President & Treasurer             None

Ofelia M. Mayo              Vice President, General Counsel &      Assistant Secretary
                            Assistant Secretary

Kim T. McAuliffe            Vice President                         None

Linda L. Warriner           Vice President                         None

Rebecca Starling-Klatt      Assistant Vice President & Chief       None
                            Compliance Officer

Kathleen J. Pflueger        Secretary                              Assistant Secretary


----------

*        11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173


  (c)    Not applicable.

Item 28. Location of Accounts and Records

         A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, maintains physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those relating to certain transactions in portfolio securities that are maintained by the Registrant's Custodians, The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, with respect to AIM Limited Maturity Treasury Fund, AIM Money Market Fund and AIM Municipal Bond Fund, and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, with respect to AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund and the Registrant's Transfer Agent and Dividend Paying Agent, AIM Investment Services, Inc. (formerly, A I M Fund Services, Inc.), P.O. Box 4739, Houston, Texas 77210-4739.

Item 29. Management Services

         None.

Item 30. Undertakings

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 26th day of April, 2004.

                                   REGISTRANT:  AIM INVESTMENT SECURITIES FUNDS


                                           By:    /s/ Robert H. Graham
                                                --------------------------------
                                                Robert H. Graham, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:




         SIGNATURES                                            TITLE                             DATE
         ----------                                            -----                             ----
    /s/ Robert H. Graham                           Chairman, Trustee & President            April 27, 2004
-----------------------------------                (Principal Executive Officer)
       (Robert H. Graham)

       /s/ Bob R. Baker*                                      Trustee                       April 27, 2004
-----------------------------------
          (Bob R. Baker)

       /s/ Frank S. Bayley*                                   Trustee                       April 27, 2004
-----------------------------------
          (Frank S. Bayley)

       /s/ James T. Bunch*                                    Trustee                       April 27, 2004
-----------------------------------
          (James T. Bunch)

      /s/ Bruce L. Crockett*                                  Trustee                       April 27, 2004
-----------------------------------
         (Bruce L. Crockett)

      /s/ Albert R. Dowden*                                   Trustee                       April 27, 2004
-----------------------------------
         (Albert R. Dowden)

     /s/ Edward K. Dunn, Jr.*                                 Trustee                       April 27, 2004
-----------------------------------
        (Edward K. Dunn, Jr.)

       /s/ Jack M. Fields*                                    Trustee                       April 27, 2004
-----------------------------------
          (Jack M. Fields)

       /s/ Carl Frischling*                                   Trustee                       April 27, 2004
-----------------------------------
          (Carl Frischling)

       /s/ Gerald J. Lewis*                                   Trustee                       April 27, 2004
-----------------------------------
          (Gerald J. Lewis)

     /s/ Prema Mathai-Davis*                                  Trustee                       April 27, 2004
-----------------------------------
        (Prema Mathai-Davis)

      /s/ Lewis F. Pennock*                                   Trustee                       April 27, 2004
-----------------------------------
         (Lewis F. Pennock)

      /s/ Ruth H. Quigley*                                    Trustee                       April 27, 2004
-----------------------------------
         (Ruth H. Quigley)


       /s/ Louis S. Sklar*                                    Trustee                       April 27, 2004
-----------------------------------
          (Louis S. Sklar)

         /s/ Larry Soll*                                      Trustee                       April 27, 2004
-----------------------------------
            (Larry Soll)

      /s/ Mark H. Williamson*                                Trustee &                      April 27, 2004
-----------------------------------                  Executive Vice President
         (Mark H. Williamson)

    /s/ Sidney M. Dilgren                           Vice President & Treasurer              April 27, 2004
-----------------------------------                  (Principal Financial and
       (Sidney M. Dilgren)                              Accounting Officer)

*By   /s/ Robert H. Graham
    -------------------------------
          Robert H. Graham
          Attorney-in-Fact


* Original Powers of Attorney authorizing Robert H. Graham and Kevin M. Carome, and each of them, to execute this Registration Statement of the Registrant on behalf of the above-named trustees and officers of the Registrant (with the exception of Bob R. Baker, James T. Bunch, Gerald J. Lewis and Larry Soll) have been filed with the Securities and Exchange Commission with the Registration Statement of AIM Variable Insurance Funds on Form N-14 on December 31, 2003 and original Powers of Attorney for Bob R. Baker, James T. Bunch, Gerald J. Lewis and Larry Soll have been filed with the Securities and Exchange Commission with the Registration Statement of INVESCO Variable Investment Funds, Inc. on Form N-14 on December 31, 2003 and hereby are incorporated by reference.

                                      INDEX

Exhibit
Number                                  Description
-------        -----------------------------------------------------------------
e(1)(g)        Amendment No. 6, dated January 6, 2004, to the Amended and
               Restated Master Distribution Agreement (all classes of shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.

e(1)(h)        Amendment No. 7, dated March 31, 2004, to the Amended and
               Restated Master Distribution Agreement (all classes of shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.

e(1)(i)        Amendment No. 8, dated April 30, 2004, to the Amended and
               Restated Master Distribution Agreement (all classes of shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.

e(2)(i)        Amendment No. 8, dated March 31, 2004, to the Amended and
               Restated Master Distribution Agreement (Class B shares), dated
               August 18, 2003, between Registrant and A I M Distributors, Inc.

e(2)(j)        Amendment No. 9, dated April 30, 2004, to the Amended and
               Restated Master Distribution Agreement (Class B shares), dated
               August 18, 2003, between Registrant and A I M Distributors, Inc.

h(9)           Expense Reimbursement Agreement Related to DST Transfer Agent
               System Conversion dated June 30, 2003.

j(1)           Consent of Ballard Spahr Andrews & Ingersoll, LLP

j(3)           Consent of Ernst & Young LLP

m(1)(g)        Amendment No. 6, dated March 31, 2004, to the Amended and
               Restated Master Distribution Plan (Class A Shares)

m(1)(h)        Amendment No. 7, dated April 30, 2004, to the Amended and
               Restated Master Distribution Plan (Class A Shares)

m(4)(g)        Amendment No. 6, dated March 31, 2004, to the Registrant's
               Amended and Restated Master Distribution Plan (Class B Shares)
               (Securitization Feature)

m(4)(i)        Amendment No. 7, dated April 30, 2004, to the Registrant's
               Amended and Restated Master Distribution Plan (Class B Shares)
               (Securitization Feature)

m(5)(g)        Amendment No. 6, dated March 31, 2004, to the Amended and
               Restated Master Distribution Plan (Class C Shares)

m(5)(h)        Amendment No. 7, dated April 30, 2004, to the Amended and
               Restated Master Distribution Plan (Class C Shares)

m(6)(e)        Amendment No. 4, dated April 30, 2004, to the Amended and
               Restated Master Distribution Plan (Class R Shares)